Filed with the Securities and Exchange Commission on April 11, 2019
REGISTRATION NO. 333-114560
INVESTMENT COMPANY ACT NO. 811-09327
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 18
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 168
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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)

3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(847) 402-5000
(Address and telephone number of Depositor's principal executive offices)
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ANGELA FONTANA
DIRECTOR, VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE LIFE INSURANCE COMPANY
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(Name and address of agent for service)

COPIES TO:
JAN FISCHER-WADE, ESQ.
SENIOR ATTORNEY
ALLSTATE LIFE INSURANCE COMPANY
2940 S. 84th Street
Lincoln, NE 68506-4142

Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.
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The Allstate Advisor Variable Annuities
(Advisor, Advisor Plus, Advisor Preferred)
Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka KS, 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax Number: 1-785-228-4584
Prospectus dated April 29, 2019

Allstate Life Insurance Company (“Allstate Life”) is offering the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”):

•	Allstate Advisor

•	Allstate Advisor Plus

•	Allstate Advisor Preferred
This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.
This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional.
Each Contract currently offers several investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”), depending on the Contract, and include various* variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of the following funds (“Funds”):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds Series I & II)
Fidelity® Variable Insurance Products (Service Class 2)
Franklin Templeton Variable Insurance Products Trust (Class 2)
Lord Abbett Series Fund, Inc.
Morgan Stanley Variable Insurance Fund, Inc. Oppenheimer Variable Account Funds (Service Class & Class 2) Putnam Variable Trust (Class IB)
* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see Investment Alternatives: The Variable Sub-Accounts section of this Prospectus for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.
Each Fund has multiple investment Portfolios (“Portfolios”). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.
For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract value (“Contract Value”) a credit enhancement (“Credit Enhancement”) of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.
We (Allstate Life) have filed a Statement of Additional Information, dated April 29, 2019 , with the Securities and Exchange Commission (“SEC”). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. The contents of the Statement of Additional Information are described – see Table of Contents. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s website (www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC’s website.

ASADVISOR

IMPORTANT INFORMATION

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge by calling 1-800-457-7617. Your election to receive reports in paper will apply to all portfolios available under your contract.

IMPORTANT NOTICES
The SEC has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.
The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits in, or obligations of, or guaranteed or endorsed by, such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.
The Contracts are not FDIC insured.

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Allstate Advisor Glossary

AB Factor- An element used to calculate the Accumulation Benefit that is determined by the Rider Period and Guarantee Option you selected as of the Rider Date.
Accumulation Benefit- An amount used to determine the minimum Contract Value on the Rider Maturity Date under the TrueReturn Accumulation Benefit Option, which is equal to the Benefit Base multiplied by the AB Factor.
Accumulation Phase- The period that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.
Accumulation Unit- A unit of measurement used to measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase. To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer.
Accumulation Unit Value- Each Variable Sub-Account has a separate value for its Accumulation Units (this is analogous to, but not the same as, the share price of a mutual fund).
Allstate Life (“we”): The issuer of the Allstate Advisor, Allstate Advisor Plus, and Allstate Advisor Preferred Variable Annuities, each an individual and group flexible premium deferred variable annuity contract (“Contract”).
Annuitant- The individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.
Automatic Additions Program- A programs that permits subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.
Automatic Portfolio Rebalancing Program- A program that provides for the automatic rebalancing of the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations after the performance of each Sub-Account causes a shift in the percentage you allocated to each Sub-Account.
Beneficiary(ies)- The person(s) or entity(ies), who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies. You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract.

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Primary Beneficiary- the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

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Contingent Beneficiary- the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

Benefit Base- An amount used solely for the purpose of determining the accumulation or withdrawal benefit (or payments available) of an optional benefit and the Rider Fee. This amount is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value and is subsequently increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as detailed in the sections that discuss the TrueReturn Accumulation Benefit and each of the Withdrawal Benefit Options. The Benefit Base will never be less than zero.
Benefit Payment- In connection with the Withdrawal Benefit Options, the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment.
Benefit Payment Remaining- In connection with the Withdrawal Benefit Options, the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base (and for the SureIncome Plus Withdrawal Benefit Option and the SureIncome for Life Withdrawal Benefit Option, the SureIncome ROP Death Benefit) by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years.
Benefit Year- In connection with the Withdrawal Benefit Options, the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

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Co-Annuitant- An individual who will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered an Annuitant for purposes of determining the Payout Start Date. In addition, the “Death of Annuitant” provision of your Contract does not apply upon the death of the Co-Annuitant.
Code - The Internal Revenue Code of 1986, as amended.
Contract*- Is an agreement between you, the Contract Owner, and Allstate Life a life insurance company.
Contract Anniversary- Each twelve month period from the date of your contract’s issue date.
Contract Owner (“you”) - The person(s) having the privileges of ownership defined in the Contract.
Contract Value- During the Accumulation Phase, your contract value is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.
Contract Year- The annual period of time measured from the date we issue your Contract or a Contract Anniversary.
Credit Enhancement- For Allstate Advisor Plus Contracts, an amount added to your Contract Value each time you make a purchase payment, of up to 5% of the purchase payment depending on your issue age and total purchase payments.
Dollar Cost Averaging Program- A program that, during the Accumulation Phase, automatically transfers a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts.
Due Proof of Death- Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Earnings Protection Death Benefit Option: An optional death benefit that increases the death benefit provided by the Contract if the oldest Contract Owner or Annuitant is age 70 or younger on the Rider Application Date by the lesser of: (1) 100% (50% if the oldest Contract Owner or Annuitant is over age 70 and both the Contact Owner and Annuitant are younger than 79 on the Rider Application Date) of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant; and (2) 40% (25% if the oldest Contract Owner or Annuitant is over age 70 and both the Contract Owner and Annuitant are younger than 79 on the Rider Application Date) of In-Force Earnings.
Enhanced Beneficiary Protection Option: An option available that provides for an enhanced death benefit that accumulates your Contract Value on the Rider Date plus any subsequent payments, at a daily rate equivalent to 5% per year (3% in some states), adjusted for withdrawals and subject to the terms of the benefit.
Excess of Earnings Withdrawal- An amount equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.
Fixed Account Options – Investment options offered through our general account that credit interest at rates we guarantee.
Free Withdrawal Amount- An amount equal to 15% of all purchase payments (excluding Credit Enhancements for Allstate Advisor Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge.
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our service center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Income Base: An amount used to determine a Retirement Guaranteed Income Benefit that equals the Contract Value on the Rider Date, adjusted for purchase payments and withdrawals, which accumulates interest on a daily basis at a rate equivalent to 5% per year (3% in some states) subject to certain conditions and as detailed in “Retirement Income Guarantee Riders.”
Income Plan- A series of payments made on a scheduled basis to you or to another person designated by you.
Income Protection Benefit Option- An option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments, that guarantees your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2.
In-Force Earnings- An amount equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

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In-force Premium- An amount equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.
Investment Alternatives- Variable Sub-Accounts that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio; please refer to the prospectuses for the Funds.
IRA Contract- A form of the Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.
Issue Date- The date we issue your Contract.
Market Value Adjustment- A calculation we apply to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under specified circumstances. The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates.
Maximum Anniversary Value: An amount used to determine the Maximum Anniversary Value (MAV) Death Benefit that equals the initial purchase payment (including Credit Enhancement in the case of Allstate Advisor Plus Contracts) on the Issue Date and is subsequently adjusted for purchase payments and withdrawals as detailed in “Death Benefit Amount.”
Maximum Anniversary Value (MAV) Death Benefit Option- An option available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date that provides the opportunity for an increased death benefit. On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value.
Payout Phase- The period of time that begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
Payout Start Date- The date we apply your money to provide income payments.
Payout Withdrawal- If you have elected Income Plan 3, your ability to terminate all or a portion of the income payments being made in exchange for their present value subject to an additional charge.
Portfolios- The underlying funds in which the Sub- Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.
Qualified Contracts- Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Retirement Income Guarantee Options: Two options that guarantee that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan. These riders are no longer offered.
Return of Premium (“ROP”) Death Benefit- A benefit that provides a death benefit equal to the sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal.
Rider Anniversary- For the TrueReturn Accumulation Benefit Option, each twelve month period from the Rider Date.
Rider Application Date- The later of the date we receive the completed application or the request to add an option.
Rider Date- The date any optional benefit is made part of your Contract.
Rider Fee- An additional annual fee that you may pay if you elect certain optional benefits.
Rider Maturity Date- For the TrueReturn Accumulation Benefit Option, the date on which the benefit guarantees a minimum Contract Value, which is determined by the length of the Rider Period which you select and must occur before the latest Payout Start Date (the later of the youngest Annuitant’s 99th birthday or the 10th Contract Anniversary).
Rider Period- The period of time that begins on the Rider Date and ends on the Rider Maturity Date.
Rider Trade-In Option- An option that allows you to cancel your TrueReturn Accumulation Benefit Option or SureIncome Withdrawal Benefit Option and immediately add a new option, subject to certain requirements and conditions.
Right to Cancel- Your ability to cancel the Contract during the Trial Examination Period, and receive a refund (not including any Credit Enhancement).
Settlement Value - The amount paid in the event of a full withdrawal of the Contract Value.

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Spousal Protection Benefit (Co-Annuitant) Option- An option that provides that the Co-Annuitant will be considered an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date. In addition, the “Death of Annuitant” provision of your Contract does not apply on the death of the Co-Annuitant.
Standard Fixed Account Option- An option that, if you have selected the Allstate Advisor Contract, allows you to allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period.
SureIncome Covered Life- In connection with the SureIncome for Life Option, the oldest Contract Owner, or the oldest Annuitant if the Contract Owner is a non-living entity, on the Rider Date.
SureIncome Option Fee- The separate annual Rider Fee applicable if you elect the SureIncome Option.
SureIncome Plus Option Fee- The separate annual Rider Fee applicable if you elect the SureIncome Option.
SureIncome Plus Withdrawal Benefit Option (also referred to as SureIncome Plus Option)- An option that provides a guaranteed withdrawal benefit and gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the option, that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted. This option also provides an additional death benefit option.
SureIncome for Life Option Fee- The separate annual Rider Fee applicable if you elect the SureIncome for Life Option.
SureIncome for Life Withdrawal Benefit Option (also referred to as SureIncome for Life Option) - An option that provides a guaranteed withdrawal benefit and gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the option, as long as the SureIncome Covered Life is alive (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life, subject to certain restrictions. This option also provides an additional death benefit option.
SureIncome ROP Death Benefit-An option available under SureIncome for Life and SureIncome Plus that provides a death benefit equal to the Contract Value on the Rider Date and subsequently increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as described in “Death of Owner or Annuitant” in the “SureIncome Plus Withdrawal Benefit Option” section.
SureIncome Withdrawal Benefit Option (also referred to as SureIncome Option)- An option that provides a guaranteed withdrawal benefit and gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted.
Systematic Withdrawal Program- A program that permits you to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date.
Tax Qualified Contracts- Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Transfer Period Account- Each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.
Trial Examination Period- The period during which you may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require.
TrueBalanceSM Asset Allocation Program- A program that spreads Contract Value across a range of asset classes but is no longer offered for new enrollments.
TrueReturn Accumulation Benefit Option- An option that guarantees a minimum Contract Value on the Rider Maturity Date subject to the terms of the benefit.
Valuation Date- The term used to indicate a “business day,” which means each day Monday through Friday that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time).
Variable Account- An account for which the income, gains, and losses are determined separately from the results of our other operations. The Variable Account consists of multiple Variable Sub- Accounts, each of which is available under the Contract.

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Variable Sub-Account- An investment in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies.
Withdrawal Benefit Factor- In connection with the Withdrawal Benefit Options, a factor used to determine the “Benefit Payment” and Benefit Payment Remaining, which currently equals 8%.
Withdrawal Benefit Payout Phase- In connection with the Withdrawal Benefit Options, the period of time during which the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase. During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. Once all scheduled payments have been paid, the Contract will terminate.
Withdrawal Benefit Payout Start Date- In connection with the Withdrawal Benefit Options, the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.
Withdrawal Benefit Options- Collectively, the SureIncome Option, the SureIncome Plus Option and the SureIncome for Life Option.
Withdrawal Benefit Option Fee- Collectively, the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome for Life Option Fee.
* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates, unless the context requires otherwise. References to “Contract” also include all four Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

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Overview of Contracts

The Contracts offer many of the same basic features and benefits. † They differ primarily with respect to the charges imposed, as follows:

•	The Allstate Advisor Contract has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

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The Allstate Advisor Plus Contract offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

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The Allstate Advisor Preferred Contract with 5-year Withdrawal Charge Option (“Package III”) has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

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The Allstate Advisor Preferred Contract with 3-year Withdrawal Charge Option (“Package II”) has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

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The Allstate Advisor Preferred Contract with No Withdrawal Charge Option (“Package I”) has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

†
Some broker/dealers and banks may limit the purchase of optional benefits and may limit participation in certain programs. Your individual sales representative will describe any such limitations to you.

*	The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.
The Contracts at a Glance

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments
We are no longer offering new contracts. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($50 for automatic payments).

We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to 5% of such purchase payment.

Trial Examination Period
You may cancel your Contract within 20 days of receipt or any longer period as your state may require (“Trial Examination Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding. If you cancel your Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See “Trial Examination Period” for details.

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Expenses
Each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account. You also will bear the following expenses:

Allstate Advisor Contracts

• Annual mortality and expense risk charge equal to 1.10% of daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Allstate Advisor Plus Contracts

• Annual mortality and expense risk charge equal to 1.40% of daily net assets.

• Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

Allstate Advisor Preferred Contracts (with 5-year Withdrawal Charge Option)

• Annual mortality and expense risk charge equal to 1.40% of daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Allstate Advisor Preferred Contracts (with 3-year Withdrawal Charge Option)

• Annual mortality and expense risk charge equal to 1.50% of daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Allstate Advisor Preferred Contracts (with No Withdrawal Charge Option) • Annual mortality and expense risk charge equal to 1.60% of daily net assets.

• No withdrawal charge.

All Contracts

• Annual administrative expense charge of 0.19% (up to 0.35% for future Contracts).

• Annual contract maintenance charge of $30 (waived in certain cases).

• If you select the Maximum Anniversary Value (MAV) Death Benefit Option (“MAV Death Benefit Option”) you will pay an additional mortality and expense risk charge of 0.20%* (up to 0.30% for Options added in the future).

• If you select Enhanced Beneficiary Protection (Annual Increase) Option, you will pay an additional mortality and expense risk charge of 0.30%*.

• If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later (“Rider Application Date”).

• If you select the TrueReturnSM Accumulation Benefit Option (“TrueReturn Option”) you would pay an additional annual fee (“Rider Fee”) of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary (“Contract Anniversary”) during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or any Withdrawal Benefit Option.

• If you select the SureIncome Option, you would pay an additional annual fee (“SureIncome Option Fee”) of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• If you select the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”) you would pay an additional annual fee (“SureIncome Plus Option Fee”) of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• If you select the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”) you would pay an additional annual fee (“SureIncome For Life Option Fee”) of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

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• We discontinued offering Retirement Income Guarantee Option 1 (“RIG 1”) as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee (“Rider Fee”) of 0.40%* of the Income Base in effect on a Contract Anniversary.

• We discontinued offering Retirement Income Guarantee Option 2 (“RIG 2”) as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55%* of the Income Base in effect on a Contract Anniversary.

• If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.75% during the Payout Phase of your Contract.

• If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (“CSP”) you would pay an additional annual fee (“Rider Fee”) of 0.10%** (up to 0.15% for Options added in the future) of the Contract Value (“Contract Value”) on each Contract Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account (“IRA”) under Section 408 of the Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under Section 408 of the Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.**

** No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See the Expense Table section in this Prospectus for details.

• Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year (“Contract Year”), which we measure from the date we issue your Contract or a Contract Anniversary.

• State premium tax (if your state imposes one).

• Not all Options are available in all states.

We may discontinue any of these options at any time prior to the time you elect to receive it.

* Different rates apply to Contract Owners who added these options prior to May 1, 2003. See the Expense Table section in this Prospectus for details.

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Investment Alternatives
Each Contract offers several investment alternatives including:

• Fixed Account Options that credit interest at rates we guarantee, and

• Various* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

• Fidelity® Management & Research Company (FMR)

• Franklin Advisers, Inc.

• Franklin Mutual Advisers, LLC

• Invesco Advisers, Inc.

• Lord, Abbett & Co. LLC

• Morgan Stanley Investment Management Inc.

• OppenheimerFunds, Inc.

• Putnam Investment Management, LLC

• Templeton Asset Management Ltd.

• Templeton Investment Counsel, LLC

*Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, Certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see Investment Alternatives: The Variable Sub-Accounts section of this prospectus for more information.

Not all Fixed Account Options are available in all states or with all Contracts.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-457-7617.

Special Services
For your convenience, we offer these special services:

• Automatic Portfolio Rebalancing Program

• Automatic Additions Program

• Dollar Cost Averaging Program

• Systematic Withdrawal Program

• TrueBalanceSM Asset Allocation Program

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Income Payments
You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

• life income with guaranteed number of payments

• joint and survivor life income with guaranteed number of payments

• guaranteed number of payments for a specified period

• life income with cash refund

• joint life income with cash refund

• life income with installment refund

• joint life income with installment refund

Prior to May 1, 2004, Allstate Life also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.

Death Benefits
If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract (“Return of Premium Death Benefit” or “ROP Death Benefit”), the death benefit options we currently offer include:

• MAV Death Benefit Option;

• Enhanced Beneficiary Protection (Annual Increase) Option; and

• Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit, (“SureIncome ROP Death Benefit”).

Transfers
Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the Standard Fixed Account or Market Value Adjusted Account Options is $100.

A charge may apply after the 12th transfer in each Contract Year.

Withdrawals
You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value Adjustment may also apply.

Unless a Withdrawal Benefit Option is in effect under your Contract: if any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value; and your Contract will terminate if you withdraw all of your Contract Value.

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How the Contracts Work

Each Contract basically works in two ways.
First, each Contract can help you (we assume you are the “Contract Owner”) save for retirement because you can invest in your Contract’s investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.
Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) – see the Income Payments section in this Prospectus. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The time line below illustrates how you might use your Contract.

Other income payment options are also available. See “Income Payments.”
As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contracts.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-457-7617 if you have any question about how the Contracts work.
Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses,” below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments withdrawn) *

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	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Advisor	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Advisor Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
Allstate Advisor Preferred with:
5-Year Withdrawal Charge Option	7%	6%	5%	4%	3%	0%
3-Year Withdrawal Charge Option	7%	6%	5%	0%
No Withdrawal Charge Option	None

All Contracts:
Annual Contract Maintenance Charge	$30**
Transfer Fee	up to 2.00% of the amount transferred***
* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge (“Free Withdrawal Amount”). See “Withdrawal Charges” for more information.
** Waived in certain cases. See “Expenses.”
*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.
Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)
If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

Basic Contract (without any optional benefit)	Mortality and Expense Risk Charge	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Advisor	1.10%	0.19%	1.29%
Allstate Advisor Plus	1.40%	0.19%	1.59%
Allstate Advisor Preferred (5-year Withdrawal Charge Option)	1.40%	0.19%	1.59%
Allstate Advisor Preferred (3-year Withdrawal Charge Option)	1.50%	0.19%	1.69%
Allstate Advisor Preferred (No Withdrawal Charge Option)	1.60%	0.19%	1.79%
* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.
Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option	0.20%* (up to 0.30% for Options added in the future)
Enhanced Beneficiary Protection (Annual Increase) Option	0.30%*
Earnings Protection Death Benefit Option (issue age 0-70)	0.25% (up to 0.35% for Options added in the future)
Earnings Protection Death Benefit Option (issue age 71-79)	0.40% (up to 0.50% for Options added in the future)
* For Contract Owners who added the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional mortality and expense risk charge associated with each Option is 0.15%.
If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option, and Earnings Protection Death Benefit Option (issue age 71-79)	Mortality and Expense Risk Charge*	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Advisor	2.00%	0.19%	2.19%
Allstate Advisor Plus	2.30%	0.19%	2.49%
Allstate Advisor Preferred (5-year Withdrawal Charge Option)	2.30%	0.19%	2.49%
Allstate Advisor Preferred (3-year Withdrawal Charge Option)	2.40%	0.19%	2.59%
Allstate Advisor Preferred (No Withdrawal Charge Option)	2.50%	0.19%	2.69%
* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.

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TrueReturnSM Accumulation Benefit Option Fee
(annual rate as a percentage of Benefit Base on each Contract Anniversary)

TrueReturnSM Accumulation Benefit Option	0.50%*
* Up to 1.25% for Options added in the future. See “TrueReturnSM Accumulation Benefit Option” for details.
SureIncome Withdrawal Benefit Option Fee
(annual rate as a percentage of Benefit Base on each Contract Anniversary)

SureIncome Withdrawal Benefit Option	0.50%*
* Up to 1.25% for SureIncome Options added in the future. See “SureIncome Withdrawal Benefit Option” for details.
SureIncome Plus Withdrawal Benefit Option Fee
(annual rate as a percentage of Benefit Base on each Contract Anniversary)

SureIncome Plus Withdrawal Benefit Option	0.65%*
* Up to 1.25% for SureIncome Plus Options added in the future. See “SureIncome Plus Withdrawal Benefit Option” for details.
SureIncome For Life Withdrawal Benefit Option Fee
(annual rate as a percentage of Benefit Base on each Contract Anniversary)

SureIncome For Life Withdrawal Benefit Option	0.65%*
* Up to 1.25% for SureIncome For Life Options added in the future. See “SureIncome For Life Withdrawal Benefit Option” for details.
Retirement Income Guarantee Option Fee*
If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40%** of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55%** of the Income Base in effect on a Contract Anniversary. See “Retirement Income Guarantee Options” for details.
* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).
** For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%.
Spousal Protection Benefit (Co-Annuitant) Option Fee
(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option	0.10%*
* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee
(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option	0.10%*
* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.
If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See “Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee” for details.
Income Protection Benefit Option
The Contracts are also available with the Income Protection Benefit Option. See “Income Payments – Income Protection Benefit Option,” below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.75% of the daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The

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charge for the Income Protection Benefit Option applies during the Payout Phase. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See “Expenses – Mortality and Expense Risk Charge,” below, for details.
PORTFOLIO ANNUAL EXPENSES – Minimum and Maximum
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.
PORTFOLIO ANNUAL EXPENSES

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.35%	1.77%

(1)	Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2018 (except as otherwise noted).
EXPENSE EXAMPLE
These examples are intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.
The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated;

•	earned a 5% annual return on your investment;

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Fund Operating Expenses as listed in the Expense Table, and these remain the same each year.*

•	elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option;

•	elected the Earnings Protection Death Benefit Option (assuming issue age 71-79);

•	elected the Spousal Protection Benefit (Co-Annuitant) Option; and

•	elected the SureIncome Plus Withdrawal Benefit Option. **
The examples also assume:

•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.
*    Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
**    Note: The combination of optional benefits represents the maximum optional benefit charge.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

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	ALLSTATE ADVISOR
	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,293	$2,365	$3,319	$5,724
If you annuitize your annuity at the end of the applicable time period: [1]	$593	$1,765	$2,919	$5,724
If you do not surrender your annuity:	$593	$1,765	$2,919	$5,724

	ALLSTATE ADVISOR PLUS
	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,473	$2,700	$3,703	$5,948
If you annuitize your annuity at the end of the applicable time period: [1]	$623	$1,850	$3,053	$5,948
If you do not surrender your annuity:	$623	$1,850	$3,053	$5,948

	ALLSTATE ADVISOR PREFERRED (with 5-year Withdrawal Charge Option)
	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,323	$2,350	$3,353	$5,948
If you annuitize your annuity at the end of the applicable time period: [1]	$623	$1,850	$3,053	$5,948
If you do not surrender your annuity:	$623	$1,850	$3,053	$5,948

	ALLSTATE ADVISOR PREFERRED (with 3-year Withdrawal Charge Option)
	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,333	$2,379	$3,097	$6,021
If you annuitize your annuity at the end of the applicable time period: [1]	$633	$1,879	$3,097	$6,021
If you do not surrender your annuity:	$633	$1,879	$3,097	$6,021

	ALLSTATE ADVISOR PREFERRED (with No Withdrawal Charge Option)
	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$643	$1,907	$3,141	$6,093
If you annuitize your annuity at the end of the applicable time period: [1]	$643	$1,907	$3,141	$6,093
If you do not surrender your annuity:	$643	$1,907	$3,141	$6,093
1 Your ability to annuitize within the first 30 days of the first Annuity Year may be limited.

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

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Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract.

The Contracts

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•	the investment alternatives during the Accumulation and Payout Phases,

•	the amount and timing of your purchase payments and withdrawals,

•	the programs you want to use to invest or withdraw money,

•	the income payment plan(s) you want to use to receive retirement income,

•	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

•	any other rights that the Contract provides, including restricting income payments to Beneficiaries.
If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.
If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).
The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.
If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.
Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.
ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional

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restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.
If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.
If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.
If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.
If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.
If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.
If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.
CO-ANNUITANT
Spousal Protection Benefit (Co-Annuitant) Option
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

•	the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

•	the Contract Owner must be age 90 or younger on the Rider Application Date;

•	the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

•	the Co-Annuitant must be the sole Primary Beneficiary under the Contract.
Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See “Spousal Protection Benefit Option and Death of Co-Annuitant” for more information.
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.
Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

•	the beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

•	the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

•	the Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;

•	the Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

•	the Annuitant must be age 90 or younger on the Rider Application Date; and

•	the Co-Annuitant must be age 79 or younger on the Rider Application Date.
Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See “Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant” for more information.

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BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.
If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

•	your spouse or, if he or she is no longer alive,

•	your surviving children equally, or if you have no surviving children,

•	your estate.
If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person A”) has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person B”), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.
Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.

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Purchases

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For Allstate Advisor Plus Contracts, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.
ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.
We will credit the initial purchase payment that accompanies your completed application to your Contract within two business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within five business days. If you do so, we will credit your initial purchase payment to your Contract within that five business day period. If you do not, we will return your purchase payment at the end of the five business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center in Good Order.
We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.
CREDIT ENHANCEMENT
For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract (“Application Date”). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

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Additional Credit Enhancement for Large Contracts	Cumulative Purchase Payments less Cumulative Withdrawals must exceed:
0.50% of the purchase payment	$500,000
1.00% of the purchase payment	$1,000,000
If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See “Trial Examination Period” below for details. The Allstate Advisor Plus Contract may not be available in all states.
We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.
We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Expenses.” Under certain circumstances (such as a period of poor Sub-account performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.
TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20-day period after you receive the Contract, or such longer period that your state may require. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. The amount you receive will be less applicable federal and state income tax withholding. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.
For Allstate Advisor Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative expense charges.
We reserve the right to allocate your purchase payments to the Putnam VT Government Money Market – Class IB Sub-Account during the Trial Examination Period.
For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account. On the next Valuation Date 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.
State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.
Contract Value

On the Issue Date, the Contract Value is equal to your initial purchase payment (for Allstate Advisor Plus Contracts, your initial purchase payment plus the Credit Enhancement).
Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For Allstate Advisor Plus Contracts, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase

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payment. See “Credit Enhancement.” Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

•	changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

•	the deduction of amounts reflecting the mortality and expense risk charge and administrative expense charge
We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.
We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.
You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.
TRUERETURNSM ACCUMULATION BENEFIT OPTION
We offer the TrueReturnSM Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the “Rider Maturity Date.” The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See “Termination of the TrueReturn Option” below for details on termination.
The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant’s 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.
The “Rider Anniversary” is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.
When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The “Rider Period” begins on the Rider Date and ends on the Rider Maturity Date. The “Rider Date” is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the “Investment Requirements” section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.
The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.
Accumulation Benefit.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account. You may transfer the excess amount out of the Putnam VT Government Money Market – Class IB Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit

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if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.
The “Accumulation Benefit” is equal to the Benefit Base multiplied by the AB Factor. The “AB Factor” is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

AB Factors
Rider Period (number of years)	Guarantee Option 1	Guarantee Option 2
8	100.0%	NA
9	112.5%	NA
10	125.0%	100.0%
11	137.5%	110.0%
12	150.0%	120.0%
13	162.5%	130.0%
14	175.0%	140.0%
15	187.5%	150.0%
16	200.0%	160.0%
17	212.5%	170.0%
18	225.0%	180.0%
19	237.5%	190.0%
20	250.0%	200.0%
The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.
Example 1: Guarantee Option 1

Guarantee Option:	1
Rider Period:	15
AB Factor:	187.5%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 187.5%
= $93,750
Example 2: Guarantee Option 2

Guarantee Option:	2
Rider Period:	15
AB Factor:	150.0%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 150.0%
= $75,000
Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See “Investment Requirements” below for more information.

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Benefit Base
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

•
The Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

•	The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

(a)	= the withdrawal amount;

(b)	= the Contract Value immediately prior to the withdrawal; and

(c)	= the Benefit Base immediately prior to the withdrawal.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.
The Benefit Base will never be less than zero.
Investment Requirements
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option (“Model Portfolio Option”) you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.
When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1)	to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

2)
to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

3)	to a combination of (1) and (2) above.
For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.
On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalanceSM Model Portfolio Options, and Fidelity® VIP Freedom Funds Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

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Guarantee Option 1	Guarantee Option 2
* Model Portfolio Option 1
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* Fidelity® VIP Freedom Income Fund Model Portfolio Option
* Fidelity® VIP Freedom 2010 Fund Model Portfolio Option

* Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
* Fidelity® VIP Freedom Income Fund Model Portfolio Option
* Fidelity® VIP Freedom 2010 Fund Model Portfolio Option
* Fidelity® VIP Freedom 2020 Fund Model Portfolio Option
* Fidelity® VIP Freedom 2030 Fund Model Portfolio Option

Note: The TrueBalance Model Portfolio Options were added to the TrueReturn Option on May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, may not be used with the TrueReturn Option. The Fidelity® VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity® VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note that only certain Fidelity® VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table above.
You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.
Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.
Model Portfolio Option 1
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

Model Portfolio Option 1
20% Category A
50% Category B
30% Category C
0% Category D
Category A
Putnam VT Government Money Market Fund – Class IB Sub-Account
Category B

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FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio Sub-Account
Oppenheimer Total Return Bond Fund/VA - Service Class Sub-Account
Oppenheimer Global Strategic Income Fund/VA – Service Shares Sub-Account
Putnam VT High Yield Fund – Class IB Sub-Account
Putnam VT Income Fund – Class IB Sub-Account
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Sub-Account
Morgan Stanley VIF U.S. Real Estate, Class II Sub-Account (8)
Category C
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio– Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio– Service Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account
FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account (11)
FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account (1)
FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account (1)
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio Sub-Account
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Class Sub-Account (5)
Oppenheimer Conservative Balanced Fund/VA – Service Sub-Account (5)
Oppenheimer Capital Appreciation Fund/VA – Service Sub-Account (6)
Oppenheimer Main Street®/VA – Service Sub-Account
Oppenheimer Main Street Small Cap Fund/VA – Class 2 Sub-Account
Putnam VT Equity Income Fund – Class IB
Putnam VT Global Asset Allocation Fund – Class IB Sub-Account
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account (10)
Putnam VT Research Fund – Class IB Sub-Account (2)
Putnam VT George Putnam Balanced Fund – Class IB
Putnam VT Global Utilities Fund – Class IB Sub-Account (2)
Putnam VT Growth Opportunities Fund - Class IB (9)
Invesco V.I. Equity and Income Portfolio – Series II Sub-Account
Morgan Stanley VIF Global Franchise - Class II Sub-Account
Morgan Stanley VIF Mid Cap Growth - Class II Sub-Account (12)
Invesco V.I. American Value Fund - Series I Sub-Account (3)
Invesco V.I. American Value Fund – Series II Sub-Account (3)
Invesco V. I. Comstock Fund – Series II Sub-Account
Invesco V. I. American Franchise Fund – Series II Sub-Account
Invesco V. I. Growth and Income Fund – Series II Sub-Account

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Category D (Variable Sub-Accounts not available under Model Portfolio Option 1)
Fidelity® VIP Freedom Income PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2030 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Growth Opportunities Portfolio– Service Class 2 Sub-Account (7)
Oppenheimer Global Fund/VA – Service Sub-Account
Putnam VT Global Health Care Fund – Class IB Sub-Account (2)
Putnam VT Sustainable Leaders Fund - Class IB Sub-Account (2)
Morgan Stanley VIF Growth Portfolio - Class I Sub-Account (3)
Morgan Stanley VIF Growth Portfolio - Class II Sub-Account (3)
Invesco V. I. Mid Cap Growth Fund – Series II Sub-Account (4)
Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 1. We will use the percentage allocations as of your most recent instructions.

(1)
The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract. *

(2)
The Putnam VT Global Health Care – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Multi-Cap Growth – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research – Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities – Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract. *

(3)
The VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally, Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the VIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(4)
Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

(5)
Effective as of August 30, 2010, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Class Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Effective as of November 19, 2010, the Oppenheimer Conservative Balanced /VA – Service Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in either Variable Sub-Account as of their respective closure dates may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure dates. Contract Owners who did not have contract value invested in either Variable Sub-Accounts as of their specified closure dates may not invest in the Variable Sub-Accounts. *

(6)
Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account. *

(7)	On or about April 27, 2015, the Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 acquired the Fidelity® VIP Growth Stock Portfolio – Service Class 2.

(8)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account. *

(9)	Effective November 18, 2016, the Putnam VT Voyager Fund - Class IB was merged into the Putnam VT Growth Opportunities Fund - Class IB.

(10)	Effective June 30, 2018, the Putnam VT Investors Fund – Class IB sub-account changed its name to the Putnam VT Multi-Cap Core Fund – Class IB.

(11)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(12)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account will change its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

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* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.
Model Portfolio Option 2
The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.
Model Portfolio Option 2 (Rider Date prior to October 1, 2004)
If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category:

Model Portfolio Option 2
(Rider Date Prior to October 1, 2004)
10% Category A
20% Category B
50% Category C
20% Category D
Category A
Putnam VT Government Money Market Fund – Class IB Sub-Account
Category B
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio Sub-Account
Oppenheimer Total Return Bond Fund/VA - Service Class Sub-Account
Oppenheimer Global Strategic Income/VA – Service Shares Sub-Account
Putnam VT High Yield – Class IB Sub-Account
Putnam VT Income – Class IB Sub-Account
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Sub-Account
Morgan Stanley VIF U.S. Real Estate - Class II Sub-Account (8)
Category C
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account (1)
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account (11)
FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Accounts (1)
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio Sub-Account

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Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio Sub-Account
Oppenheimer Conservative Balanced Fund/VA – Service (5)
Oppenheimer Main Street®/VA – Service Shares Sub-Account
Putnam VT Equity Income Fund– Class IB
Putnam VT Global Asset Allocation Fund– Class IB Sub-Account
Putnam VT Research Fund – Class IB Sub-Account(2)
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Global Utilities Fund – Class IB Sub-Account (2)
Invesco V.I. Equity and Income – Series II Sub-Account
Morgan Stanley VIF Mid Cap Growth - Class II Sub-Account (12)
Invesco V.I. American Value Fund – Series I Sub-Account (3)
Invesco V.I. American Value Fund – Series II Sub-Account (3)
Invesco V.I. Comstock Fund – Series II Sub-Account
Invesco V.I. Growth and Income Fund, Series II Sub-Account
Category D
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 Sub-Account (7)
FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account
FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Class Sub-Account (5)
Oppenheimer Capital Appreciation/VA – Service Shares Sub-Account (6)
Oppenheimer Global Fund/VA – Service Sub-Account
Putnam VT Global Health Care – Class IB Sub-Account (2)
Putnam VT International Equity – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account (10)
Putnam VT Sustainable Leaders Fund - Class IB Sub-Account (2)
Morgan Stanley VIF Growth Portfolio - Class I Sub-Account (3)
Morgan Stanley VIF Growth Portfolio - Class II Sub-Account (3)
Morgan Stanley VIF Global Franchise Portfolio - Class II Sub-Account
Oppenheimer Main Street Small Cap Fund/VA - Class II Sub-Account (9)
Invesco V. I. American Franchise, Class II Sub-Account
Invesco V. I. Mid Cap Growth, Class II Sub-Account (4)

The following Variable Sub-Accounts are not available under Model Portfolio Option 2 (Rider Date Prior to October 1, 2004): Fidelity® VIP Freedom Income PortfolioSM – Service Class 2 Sub-Account, Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2 Sub-Account, Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2 Sub-Account and Fidelity® VIP Freedom 2030 PortfolioSM – Service Class 2 Sub-Account. Instead, the Fidelity® VIP Freedom Funds are available as Model Portfolio Options (see table under Investment Requirements Above).
Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004). We will use the percentage allocations as of your most recent instructions.

(1)
The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract. *

(2)
The Putnam VT Global Health Care – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Multi-Cap Growth – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research – Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities – Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract. *

(3)
The VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally, Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the VIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(4)
Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

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(5)
Effective as of August 30, 2010, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Class Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Effective as of November 19, 2010, the Oppenheimer Conservative Balanced /VA – Service Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in either Variable Sub-Account as of their respective closure dates may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure dates. Contract Owners who did not have contract value invested in either Variable Sub-Accounts as of their specified closure dates may not invest in the Variable Sub-Accounts. *

(6)
Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account. *

(7)	On or about April 27, 2015, the Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 acquired the Fidelity® VIP Growth Stock Portfolio – Service Class 2.

(8)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date were not permitted to invest in the Variable Sub-Account.

(9)
Effective as of April 26, 2017, the VIF Small Company Growth Portfolio, Class II was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the VIF Small Company Growth Portfolio, Class II was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the Oppenheimer Main Street Small Cap Fund/VA - Class 2 Shares. If you were not in a Model Portfolio, your contract value was transferred to the Putnam VT Government Money Market Fund – Class IB. For a period of 60 days after the liquidation date, any Contract Value that was transferred to the Oppenheimer Main Street Small Cap Fund/VA - Class 2 Shares (if you are in a Model Portfolio Option) or the Putnam VT Government Money Market Fund – Class IB (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the Oppenheimer Main Street Small Cap Fund/VA Class 2 Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.

(10)	Effective June 30, 2018, the Putnam VT Investors Fund – Class IB sub-account changed its name to the Putnam VT Multi-Cap Core Fund – Class IB.

(11)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(12)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account will change its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.
Rider Date on or after October 1, 2004
If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004):

Model Portfolio Option 2
(Rider Date on or after October 1, 2004)
Available
Fidelity® VIP Freedom Income PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2030 Portfolio SM– Service Class 2 Sub-Account
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account

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FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account (8)
FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account (1)
FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account (1)
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio Sub-Account
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Class Sub-Account (4)
Oppenheimer Conservative Balanced Fund/VA – Service (4)
Oppenheimer Total Return Bond Fund/VA Service Class Sub-Account
Oppenheimer Capital Appreciation Fund/VA – Service Shares Sub-Account (5)
Oppenheimer Main Street® Fund/VA – Service Shares Sub-Account
Oppenheimer Global Strategic Income/Fund/VA – Service Shares Sub-Account
Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT Global Asset Allocation Fund – Class IB Sub-Account
Putnam VT High Yield Fund – Class IB Sub-Account
Putnam VT Income Fund – Class IB Sub-Account
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account (7)
Putnam VT Government Money Market Fund – Class IB Sub-Account
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Sub-Account
Morgan Stanley VIF Global Franchise Fund - Class II Sub-Account
Morgan Stanley VIF Mid Cap Growth - Class II Sub-Account (9)
Invesco V.I. American Value Fund, Series I Sub-Account (2)
Invesco V.I. American Value, Series II Sub-Account (2)
Morgan Stanley VIF U.S. Real Estate - Class II Sub-Account (6)
Invesco V.I. American Franchise Fund – Series II Sub-Account
Invesco V.I. Comstock Fund – Class II Sub-Account
Invesco V.I. Growth and Income Fund – Series II Sub-Account
Excluded
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 Sub-Account
Oppenheimer Global Fund/ VA – Service Sub-Account
Morgan Stanley VIF Growth Portfolio - Class I Sub-Account (2)
Morgan Stanley VIF Growth Portfolio - Class II Sub-Account (2)
Invesco V.I. Mid Cap Growth Fund – Series II Sub-Account (3)

(1)
The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract. *

(2)
The VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally, Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the VIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(3)
Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

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(4)
Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date: Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Class Sub-Account. Effective as of November 19, 2010, the Oppenheimer Conservative Balanced/VA – Service Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in these Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in these Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts. *

(5)
Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account. *

(6)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(7)	Effective June 30, 2018, the Putnam VT Investors Fund – Class IB sub-account changed its name to the Putnam VT Multi-Cap Core Fund – Class IB.

(8)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(9)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account will change its name to the Morgan Stanley VIF Discovery Portfolio – Class II.
* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.
TrueBalanceSM Model Portfolio Options.
If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.
Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.
Cancellation of the TrueReturn Option.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.
Death of Owner or Annuitant.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described in the Death Benefits section of this Prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it

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will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
Rider Trade-In Option.
We offer a “Rider Trade-In Option” that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option (“New Option”), provided all of the following conditions are met:

•
The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

•	The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

•	The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.
For example, if you trade-in your TrueReturn Option:

•	the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

•	the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

•	the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

•	the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

•	any waiting period for canceling the New Option will start again on the new Rider Date;

•	any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

•	the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.
We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:

•
The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

•
The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

•
The issue requirements and terms and conditions of the new Withdrawal Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.
Termination of the TrueReturn Option.
The TrueReturn Option will terminate on the earliest of the following to occur:

•	on the Rider Maturity Date;

•	on the Payout Start Date;

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•	on the date your Contract is terminated;

•	on the date the Option is cancelled;

•	on the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	on the date the Option is replaced with a New Option under the Rider Trade-In Option.
We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.
Fidelity® VIP Freedom Funds Model Portfolio Options.
If you choose one of the Fidelity® VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity® VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity® VIP Freedom Sub-Account associated with the Fidelity® VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity® VIP Freedom Sub-Account associated with each Fidelity® VIP Freedom Funds Model Portfolio Option:

Fidelity® VIP Freedom Funds Model Portfolio Options	Fidelity® VIP Freedom PortfolioSM Sub-Account
Fidelity® VIP Freedom Income Fund Model Portfolio Option	Fidelity® VIP Freedom Income PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2010 Fund Model Portfolio Option	Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2020 Fund Model Portfolio Option	Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2030 Fund Model Portfolio Option	Fidelity® VIP Freedom 2030 PortfolioSM – Service Class 2 Sub-Account
The Fidelity® VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity® VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity® VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.
WITHDRAWAL BENEFIT OPTIONS
“Withdrawal Benefit Options” is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. “Withdrawal Benefit Option” is used to refer to any one of the Withdrawal Benefit Options.
Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.
SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option (“SureIncome Option”), which is available for an additional fee.
The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).
The SureIncome Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the “Withdrawal Benefit Payout Phase”.
For purposes of the SureIncome Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.
The “Rider Date” is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome

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Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.
We may discontinue offering, at any time without prior notice, the SureIncome Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.
Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.
On the Rider Date, the Benefit Payment is equal to the greater of:

•	The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

•
The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see “Rider Trade-In Option” below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•	The Benefit Payment immediately prior to the withdrawal; or

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.
The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.
Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

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•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.
The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.
If the Benefit Base is reduced to zero, this SureIncome Option will terminate.
For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.
Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.
Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.
No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.
Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.

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Cancellation of the SureIncome Option
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.
Rider Trade-In Option
We offer a “Rider Trade-In Option” that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option (“New SureIncome Option”). We currently offer the SureIncome Option or SureIncome Plus Withdrawal Benefit Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options (“New Options”) under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.
This Rider Trade-in Option is available provided all of the following conditions are met:

•
The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

•
The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

•
The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.
You should consult with your sales representative before trading in your SureIncome Option.
Death of Owner or Annuitant
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.
Termination of the SureIncome Option
The SureIncome Option will terminate on the earliest of the following to occur:

•	The Benefit Base is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

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•	On the date the SureIncome Option is cancelled;

•	On the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.
SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.
The SureIncome Plus Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase”. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This death benefit option is described below under “Death of Owner or Annuitant” and in the Death Benefits section of this Prospectus.
For purposes of the SureIncome Plus Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.
The “Rider Date” is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may not have more than one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.
We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.
Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

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On the Rider Date, the Benefit Payment is equal to the greater of:

•	The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

•
The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See Rider Trade-In Option, above, under SureIncome Withdrawal Benefit Option for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•	The Benefit Payment immediately prior to the withdrawal; or

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

•	The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.
The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.
Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•	The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

•	The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

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On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•	The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.
The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.
If the Benefit Base is reduced to zero, this SureIncome Plus Option will terminate.
For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.
Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.
Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.
Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.

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Death of Owner or Annuitant
If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.
The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•
If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.
Refer to the Death Benefits section in this Prospectus for more details on the SureIncome ROP Death Benefit.
Termination of the SureIncome Plus Option
The SureIncome Plus Option will terminate on the earliest of the following to occur:

•	The Benefit Base is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

•	On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

•	On the date we receive a Complete Request for Settlement of the Death Proceeds.
SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.
The SureIncome For Life Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” as long as the SureIncome Covered Life is alive, subject to certain restrictions. The “SureIncome Covered Life” is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase” as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome

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ROP Death Benefit”). This Option is described below under “Death of Owner or Annuitant” and in the Death Benefits section in this Prospectus.
For purposes of the SureIncome For Life Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.
The “Rider Date” is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.
We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.
Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.
We currently offer the following Withdrawal Benefit Factors:

Attained Age of SureIncome Covered Life	Withdrawal Benefit Factor
50 – 59	4%
60 – 69	5%
70 +	6%
The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

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After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.
After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.
After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

•	If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•	The Benefit Payment immediately prior to the withdrawal; or

•	The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.
If the Benefit Payment is reduced to zero, the SureIncome For Life Option will terminate.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

•	The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.
The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.
Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

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On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•	The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.
For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.
Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.
Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.
Death of Owner or Annuitant
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life’s death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

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The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•
If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.
For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.
Refer to the Death Benefits section in this prospectus for more details on the SureIncome ROP Death Benefit.
Termination of the SureIncome For Life Option
The SureIncome For Life Option will terminate on the earliest of the following to occur:

•	The Benefit Payment is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

•
On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

•	On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

•	On the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.
INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options (“Model Portfolio Options”) as described below available only to certain Withdrawal Benefit Factors.
When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1)	to a Model Portfolio Option available as described below;

2)	to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to an available Model Portfolio Option; or

3)	to a combination of (1) and (2) above.

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For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.
On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

* Model Portfolio Option 1
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
Note: The TrueBalance Model Portfolio Options were first made available in connection with a Withdrawal Benefit Option on May 1, 2005. Any TrueBalance model portfolios offered under the TrueBalance Asset Allocation Program prior to May 1, 2005, may not be used in connection with a Withdrawal Benefit Option.
You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.
Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.
Model Portfolio Option 1.
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: “Available” and “Excluded.” Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

Available
Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2020 PortfolioSM– Service Class 2 Sub-Account
Fidelity® VIP Freedom 2030 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP ContrafundSM Portfolio– Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio– Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account

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FTVIP Franklin Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account (9)
FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account (1)
FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account (1)
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio Sub-Account
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Class Sub-Account (4)
Oppenheimer Conservative Balanced Fund/ VA – Service (4)
Oppenheimer Total Return Bond Fund/VA – Service Class Sub-Account
Oppenheimer Capital Appreciation Fund/VA – Service Shares Sub-Account (5)
Oppenheimer Main Street® Fund/VA – Service Shares Sub-Account
Oppenheimer Main Street Small Cap Fund/VA – Class 2 Shares Sub-Account
Oppenheimer Global Strategic Income Fund/VA – Service Shares Sub-Account
Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT Global Asset Allocation Fund – Class IB Sub-Account
Putnam VT High Yield Fund– Class IB Sub-Account
Putnam VT Income Fund – Class IB Sub-Account
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account (8)
Putnam VT Government Money Market Fund – Class IB Sub-Account
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Growth Opportunities Fund - Class IB Sub-Account (7)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Sub-Account
Morgan Stanley VIF Global Franchise Portfolio - Class II Sub-Account
Morgan Stanley VIF Mid Cap Growth Portfolio- Class II Sub-Account (10)
Invesco V.I. American Value Fund - Series I Sub-Account (2)
Invesco V.I. American Value Fund - Series II Sub-Account (2)
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II Sub-Account (6)
Invesco V.I. American Franchise – Series II Sub-Account
Invesco V.I. Comstock Fund– Series II Sub-Account
Invesco V.I. Growth and Income Fund – Series II Sub-Account
Excluded
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 Sub-Account
Oppenheimer Global Fund/VA – Service Sub-Account
Morgan Stanley VIF Growth Portfolio - Class I Sub-Account
Morgan Stanley VIF Growth Portfolio - Class II Sub-Account
Invesco V. I. Mid Cap Growth Fund– Series II Sub-Account (3)

(1)
The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract. *

(2)
The Invesco V.I. American Value – Series II Sub-Account is offered with Contracts issued on or after May 1, 2004. Generally, Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(3)
Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

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(4)
Effective as of August 30, 2010, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Class Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date. Effective as of November 19, 2010, the Oppenheimer Conservative Balanced/VA – Service Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.*

Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts. *

(5)
Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account. *

(6)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(7)	Effective November 18, 2016, the Putnam VT Voyager was merged into the Putnam VT Growth Opportunities Fund - Class IB.

(8)	Effective June 30, 2018, the Putnam VT Investors Fund – Class IB sub-account changed its name to the Putnam VT Multi-Cap Core Fund – Class IB.

(9)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(10)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account will change its name to the Morgan Stanley VIF Discovery Portfolio – Class II.
* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add any Withdrawal Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with a Withdrawal Benefit Option prior to adding it to your Contract.
TrueBalanceSM Model Portfolio Options.
If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.
For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.
The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice.
You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Fund prospectuses, please contact us at 1-800-457-7617 or go to www.accessallstate.com.

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* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, Certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see the footnotes below the following table for more information.

Portfolio:	Investment Objective:	Investment Adviser:
Fidelity® Variable Insurance Products
Fidelity® VIP ContrafundSM Portfolio – Service Class 2	The fund seeks long-term capital appreciation.	Fidelity® Management & Research Company (FMR)
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2(8)	The fund seeks to provide capital growth.
Fidelity® VIP Index 500 Portfolio – Service Class 2	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Fidelity® VIP Mid Cap Portfolio – Service Class 2	The fund seeks long-term growth of capital.
Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	FMR Co., Inc. (FMRC)
Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Freedom 2030 PortfolioSM – Service Class 2	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Freedom Income PortfolioSM – Service Class 2	The fund seeks high total return with a secondary objective of principal preservation.
Franklin Templeton Variable Insurance Products Trust
FTVIP Franklin Growth and Income VIP Fund – Class 2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including common stock, preferred stock and securities convertible into common stocks.
Franklin Advisers, Inc.
FTVIP Franklin Income VIP Fund – Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.
FTVIP Franklin Large Cap Growth VIP Fund – Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2(1)	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.
FTVIP Templeton Global Bond VIP Fund – Class 2(1)
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

FTVIP Mutual Global Discovery VIP Fund – Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIP Mutual Shares VIP Fund – Class 2(14)
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

FTVIP Franklin Small Cap Value VIP Fund – Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
FTVIP Templeton Developing Markets VIP Fund – Class 2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Management Ltd.
FTVIP Templeton Foreign VIP Fund – Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Lord Abbett Series Fund, Inc.

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Portfolio:	Investment Objective:	Investment Adviser:
Lord Abbett Series Fund Inc. – Bond-Debenture Portfolio	The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Inc. – Fundamental Equity Portfolio	The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Series Fund Inc. – Growth and Income Portfolio	The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Series Fund Inc. – Growth Opportunities Portfolio	The Fund's investment objective is capital appreciation.
Lord Abbett Series Fund Inc. – Mid Cap Stock Portfolio	The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Oppenheimer Variable Account Funds
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service(5)	The Fund seeks capital appreciation.	OppenheimerFunds, Inc.
Oppenheimer Capital Appreciation Fund/VA – Service(7)	The Fund seeks capital appreciation.
Oppenheimer Conservative Balanced Fund/VA – Service(6)	The Fund seeks total return.
Oppenheimer Global Fund/VA – Service	The Fund seeks capital appreciation.
Oppenheimer Global Strategic Income Fund/VA – Service	The Fund seeks total return.
Oppenheimer Main Street Small Cap Fund- Class 2(11)	The Fund seeks capital appreciation.
Oppenheimer Main Street Fund®/VA – Service	The Fund seeks capital appreciation.
Oppenheimer Total Return Bond Fund/VA - Service	The Fund seeks total return.
Putnam Variable Trust
Putnam VT Equity Income Fund – Class IB	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT George Putnam Balanced Fund – Class IB	Seeks a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Putnam VT Global Asset Allocation Fund – Class IB	Seeks long-term return consistent with preservation of capital.
Putnam VT Global Health Care Fund – Class IB(2)	Seeks capital appreciation.
Putnam VT Global Utilities Fund – Class IB(2)	Seeks capital growth and current income.
Putnam VT Government Money Market Fund – Class IB)(10)(11)	Seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Putnam VT Growth Opportunities Fund - Class IB(12)	Seeks capital appreciation.
Putnam VT High Yield Fund – Class IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT Income Fund – Class IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam VT International Equity Fund – Class IB	Seeks capital appreciation.
Putnam VT Multi-Cap Core Fund – Class IB (formerly Putnam VT Investors Fund – Class IB)(13)	Seeks capital appreciation.
Putnam VT Research Fund – Class IB(2)	Seeks capital appreciation.
Putnam VT Sustainable Leaders Fund - Class IB(2)	Seeks long-term capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Morgan Stanley VIF Global Franchise Portfolio - Class II	The Fund seeks long-term capital appreciation.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Growth Portfolio - Class I	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley VIF Growth Portfolio - Class II	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley VIF Mid Cap Growth Portfolio - Class II(15)	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II
The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Morgan Stanley VIF U.S. Real Estate Portfolio - Class II
The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

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Portfolio:	Investment Objective:	Investment Adviser:
Invesco V. I. American Franchise Fund – Series II	Seek capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund – Series I(4)	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Invesco V.I. American Value Fund – Series II(4)	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Invesco V.I. Comstock Fund – Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks
Invesco V.I. Equity and Income Portfolio – Series II	Both capital appreciation and current income
Invesco V.I. Growth and Income Fund – Series II	Seek long-term growth of capital and income
Invesco V.I. Mid Cap Growth Fund – Series II(3)	To seek capital growth

(1)
Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue those investments. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)
Effective October 1, 2004, the Putnam VT Global Health Care – Class IB Sub-Account, Putnam VT Multi-Cap Growth – Class IB Sub-Account, Putnam VT Research – Class IB Sub-Account and the Putnam VT Global Utilities – Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)
Effective May 1, 2006, the Invesco V.I. Mid Cap Growth Portfolio – Series II no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)
The Variable Sub-Accounts that invest in the VIF Growth Portfolio, Class II and the Invesco V.I. American Value Fund – Series II are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004, may only invest in the Variable Sub-Accounts that invest in the VIF Growth Portfolio, Class I and the Invesco V.I. American Value Fund – Series I Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in VIF Growth, Class II Sub-Account and the Invesco V.I. American Value Fund – Series II.

(5)
Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date: Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Class Sub-Account

(6)
Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date: Oppenheimer Conservative Balanced /VA – Service Shares Sub-Account

Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.

(7)
Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(8)	On or about April 27, 2015, the Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 acquired the Fidelity® VIP Growth Stock – Service Class 2.

(9)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(10)
Effective on or about April 30, 2016, the Putnam VT Money Market Fund – Class IB implemented several changes to enable it to operate as a government money market fund. In addition, the name of the Fund changed to Putnam VT Government Money Market Fund – Class IB.

(11)
Effective May 1, 2017, the VIF Small Company Growth Portfolio - Class II sub-account was liquidated. For contract owners who had selected a Model Portfolio whose contract value had not been transferred out, a transfer was made to the Oppenheimer Main Street Small Cap Fund/VA - Class I. For contract owners who had not selected a Model Portfolio whose contract value had not been transferred out, a transfer was made to the Putnam VT Government Money Market Fund - Class IB.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the Oppenheimer Main Street Small Cap Fund/VA - Class 2 Shares (if you are in a Model Portfolio Option) or the Putnam VT Government Money Market Fund - Class IB (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of Oppenheimer Main Street Small Cap Fund/VA - Class I must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.

(12)	Effective as of November 18, 2016, the Putnam VT Voyager Fund – Class IB sub-account merged into the Putnam VT Growth Opportunities Fund - Class IB.

(13)	Effective June 30, 2018, the Putnam VT Investors Fund – Class IB sub-account changed its name to the Putnam VT Multi-Cap Core Fund – Class IB.

(14)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(15)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account will change its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

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Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits in, or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.
TRUEBALANCESM ASSET ALLOCATION PROGRAM
The TrueBalance asset allocation program (“TrueBalance program”) is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.
There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.
Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.
Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.
Allstate Life and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. (“Allstate Distributors”), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.
Allstate Life retained an independent investment management firm (“investment management firm”) to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life’s Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a “fiduciary” or as an “investment manager,” as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).
The investment management firm does not take into account any information about any Contract Owner or any Contract Owner’s assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners’ purposes.
Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.
We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

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Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your financial advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.
You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.
Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.
Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.
The following applies to TrueBalance model portfolios selected prior to May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, are not available with the TrueReturn Option or a Withdrawal Benefit Option:
For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.
The following applies to TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or a Withdrawal Benefit Option:
For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.
If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Government Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.
The following applies to TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn Option or a Withdrawal Benefit Option:
For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

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If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio allocations. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.
Your participation in the TrueBalance program is subject to the program’s terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.
Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option (“DCA Fixed Account Option”) is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program. See the "Investment Alternatives: Transfers - Dollar Cost Averaging" section.
This option allows you to allocate purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.
At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.
Your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.
You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Government Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Government Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Government Money Market Variable Sub- Account in this manner may not be consistent with the theory of dollar cost averaging. See the "Investment Alternatives: Transfers- Dollar Cost Averaging Program" section.
If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Government Money Market Variable Sub-Account unless you request a different investment alternative.
If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

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You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.
The DCA Fixed Account Option currently is not available if you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.
The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.
STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Standard Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.
At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Advisor Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Plus and Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.
Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.
The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.
In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date (“30-Day Window”), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.
Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.
At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

•
transfer all or part of the money from the Standard Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

•	transfer all or part of the money from the Standard Fixed Guarantee Period Account to other investment alternatives available at the time; or

•	withdraw all or part of the money from the Standard Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.
Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

•	you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

•	you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

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The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.
The Standard Fixed Account Option currently is not available with Allstate Advisor Plus and Allstate Advisor Preferred Contracts.
MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option (“Market Value Adjusted Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Market Value Adjusted Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.
At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option (“Market Value Adjusted Fixed Guarantee Periods”). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your sales representative for availability.
The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.
Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires (“30-Day MVA Window”). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.
We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 (“Treasury Rate”) to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.
The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

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Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.
For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.
The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.
At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account (“New Account Start Date.”) If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

•
transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

•	transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to other investment alternatives available at the time; or

•	withdraw all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.
The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.
Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.
You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount

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transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the “TrueReturnSM Accumulation Benefit Option” and “Withdrawal Benefit Options” sections of this prospectus for more information.
The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See “Standard Fixed Account Option”. The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
We reserve the right to waive any transfer restrictions.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected.

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As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.
DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

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We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.
AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.
We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income – Class IB Sub-Account and 60% to be in the Oppenheimer Discovery Mid Cap Growth/VA – Service Class Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income – Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income – Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Discovery Mid Cap Growth/VA – Service Class Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.
The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.
Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Government Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

•	for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

•	for a Contract Anniversary if, on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.
We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

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ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

Allstate Advisor	1.10%
Allstate Advisor Plus	1.40%
Allstate Advisor Preferred (5-year withdrawal charge option)	1.40%
Allstate Advisor Preferred (3-year withdrawal charge option)	1.50%
Allstate Advisor Preferred (No withdrawal charge option)	1.60%
The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Allstate Advisor Plus Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.
You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

•
MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. For Contract Owners who added the MAV Death Benefit Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•
Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. For Contract Owners who added the Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•	Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

•	0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

•	0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.
The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

•
Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

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TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select; however, we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.
The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the “TrueReturnSM Accumulation Benefit Option” section of this prospectus for more information.
SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.
The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.
The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.
For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.
RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 1 prior to May 1, 2003, the annual Rider Fee is 0.25%. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual Rider Fee is 0.45%. See “Retirement Income Guarantee Options” for details.
We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon

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withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.
WITHDRAWAL BENEFIT OPTION FEE
We charge separate annual Rider Fees for each of the SureIncome Option (the “SureIncome Option Fee”), the SureIncome Plus Option (the “SureIncome Plus Option Fee”), and the SureIncome For Life Option (the “SureIncome For Life Option Fee”). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the “Withdrawal Benefit Option Fees”. “Withdrawal Benefit Option Fee” is used to refer to any one of the Withdrawal Benefit Option Fees.
The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.
We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.
The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.
For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.
For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.
If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

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TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears in the "Expense Table" section. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.
Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.
Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to the "Investment Alternatives: The Fixed Account Options - Market Value Adjusted Fixed Account Option" section for more information on market value adjustments.
FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for Allstate Advisor Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.
Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.
You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.
For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1)	Purchase payments that no longer are subject to withdrawal charges;

2)	Free Withdrawal Amount (if available);

3)	Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4)	Any earnings not previously withdrawn.
However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.
If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

•	The Free Withdrawal Amount described above; or

•	Earnings as of the beginning of the Contract Year that have not been previously withdrawn.
For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1)	Earnings not previously withdrawn;

2)	Purchase payments that are no longer subject to withdrawal charges;

3)	Free Withdrawal Amount in excess of earnings;

4)	Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.
If you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

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All Contracts
We do not apply a withdrawal charge in the following situations:

•	the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

•	withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

•	withdrawals that qualify for one of the waivers described below.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Allstate Advisor Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.
Confinement Waiver. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1.
you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2.	we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant’s confinement at the long term care facility or hospital, and

3.	a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).
“Due Proof” includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.
Terminal Illness Waiver.    We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1.	you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2.	you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.
“Due Proof” includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.
Unemployment Waiver.    We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1.	you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2.	you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3.	you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of Unemployment Compensation.
Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.
“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.
You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.
These waivers do not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.
Please refer to your Contract for more detailed information about the terms and conditions of these waivers.
The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge

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because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may sometime in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Our status under the Code is briefly described in the “Taxes” section of this prospectus.
OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses see the Expense Table - Portfolio Annual Expenses section.
Access to Your Money

WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the Income Payments - Income Plans section.
The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.
You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.
In general, you must withdraw at least $50 at a time.
Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See the Investment Alternatives: The Fixed Account Options - Standard Fixed Account Option section.
Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If

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we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.	An emergency exists as defined by the SEC, or

3.	The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-457-7617 for more information.
Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.
Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.
We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.
Income Payments

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

•	the Annuitant’s 99th birthday, or

•	the 10th Contract Anniversary, if later.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract

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Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under “Income Protection Benefit Option,” below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

•	fixed income payments;

•	variable income payments; or

•	a combination of the two.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis.” Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
The seven Income Plans are:
Income Plan 1 – Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed (“Guaranteed Payment Period”) may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.
Income Plan 2 – Joint and Survivor Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.
Income Plan 3 – Guaranteed Number of Payments.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals under this option. Please see “Payout Withdrawals” section for more information.
Income Plan 4 – Life Income with Cash Refund.    Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.
Income Plan 5 – Joint Life Income with Cash Refund.    Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.
Income Plan 6 – Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

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Income Plan 7 – Joint Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.
If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.
The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.
Payout Withdrawal
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value (“withdrawal value”), subject to a Payout Withdrawal Charge, by writing to us (“Payout Withdrawal”). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.
A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.
You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.
Payout Withdrawal Charge
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.
Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Advisor	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Advisor Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
Allstate Advisor Preferred with:
5-Year Withdrawal Charge Option	7%	6%	5%	4%	3%	0%
3-Year Withdrawal Charge Option	7%	6%	5%	0%
No Withdrawal Charge Option	None
Additional Information.    We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

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We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semiannual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

•
terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.
In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.
We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.
Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.
INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

•	The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

•	You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

•	You may apply the Income Protection Benefit Option to more than one Income Plan.

•	The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

•	You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

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•	You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

•	You may not convert variable income payments to fixed income payments.
If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.
If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.75% of the daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.
In order to ensure that we achieve adequate investment diversification (“Income Protection Diversification Requirement”), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.
To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: “unrestricted,” “restricted” and “excluded.” Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.
In the following three tables, we list our current Income Protection Diversification Requirement:

Unrestricted Variable Sub-Accounts.    There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

Fidelity® VIP Freedom Income PortfolioSM – Service Class 2 Sub-Account
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account
Oppenheimer Total Return Bond Fund/VA - Service Class
Oppenheimer Global Strategic Income/VA – Service Shares Sub-Account
Putnam VT Income Fund – Class IB Sub-Account
Putnam VT Government Money Market Fund – Class IB Sub-Account

Restricted Variable Sub-Accounts.    You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2030 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
FTVIP Franklin Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account

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FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account (8)
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
Lord Abbett Series, Inc. – Fundamental Equity Portfolio Sub-Account
Lord Abbett Series, Inc. – Bond-Debenture Portfolio Sub-Account
Lord Abbett Series, Inc. – Growth and Income Portfolio Sub-Account
Lord Abbett Series, Inc. – Growth Opportunities Portfolio Sub-Account
Lord Abbett Series, Inc. – Mid Cap Stock Portfolio Sub-Account
Oppenheimer Conservative Balanced Fund/VA – Service (4)
Oppenheimer Capital Appreciation Fund/VA – Service Shares Sub-Account (5)
Oppenheimer Global Fund/VA – Service Sub-Account
Oppenheimer Main Street® Fund/VA – Service Shares Sub-Account
Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT Global Asset Allocation Fund – Class IB Sub-Account
Putnam VT High Yield Fund – Class IB Sub-Account
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account (7)
Putnam VT Research Fund – Class IB Sub-Account (3)
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Global Utilities Fund – Class IB Sub-Account (3)
Putnam VT Growth Opportunities Fund Sub-Account
Invesco V.I. Comstock Fund – Series II, Class II Sub-Account
Invesco V.I. Growth and Income Fund – Series II Sub-Account
Invesco V.I. Equity and Income Fund – Series II Sub-Account
Morgan Stanley VIF Growth Portfolio - Class I Sub-Account (1)
Morgan Stanley VIF Global Franchise Portfolio - Class I Sub-Account
Invesco V.I. American Value – Series II Sub-Account (Class I & II) (1)
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II Sub-Account (6)

Excluded Variable Sub-Accounts. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 Sub-Account
FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares Sub-Account (4)
Putnam VT Global Health Care Fund – Class IB Sub-Account (3)
Putnam VT Sustainable Leaders Fund - Class IB (3)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class 2 Sub-Account
Morgan Stanley VIF Mid Cap Growth Portfolio - Class II Sub-Account (9)
Oppenheimer Main Street Small Cap Fund/VA - Class 2 Sub-Account
Invesco V.I. American Franchise Fund – Series II Sub-Account
Invesco V.I. Mid Cap Growth Fund – Series II Sub-Account (2)

(1)
The VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may only invest in the VIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(2)
Effective May 1, 2006, the Invesco V.I. Mid Cap Growth Fund – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.*

(3)
Effective October 1, 2004, the Putnam VT Global Health Care – Class IB Sub-Account, Putnam VT Multi-Cap Growth – Class IB Sub-Account, Putnam VT Research – Class IB Sub-Account, and the Putnam VT Global Utilities – Class IB Sub-Account closed to new investments.*

(4)
Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:

Oppenheimer Discovery Mid Cap Growth/VA – Service Shares Sub-Account
Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:
Oppenheimer Conservative Balanced/VA – Service Shares Sub-Account

Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the

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Variable Sub-Accounts. *

(5)
Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.*

(6)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.*

(7)	Effective June 30, 2018, the Putnam VT Investors Fund – Class IB sub-account changed its name to the Putnam VT Multi-Cap Core Fund – Class IB.

(8)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(9)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account will change its name to the Morgan Stanley VIF Discovery Portfolio – Class II.
*As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If you choose to add the Income Protection Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the Income Protection Benefit Option prior to adding it to your Contract.
You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.
The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.
We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.
Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See “Investment Alternatives: Transfers,” above, for additional information.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.
We calculate the fixed income payments by:

•	adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

•	deducting any applicable taxes; and

•
applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

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RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options (“RIG 1” and “RIG 2”), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program, except for Contract Owners who added RIG 1 or RIG 2 prior to May 1, 2003. For Contract Owners who added RIG 1 or RIG 2 on or after May 1, 2003, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004 (up to May 1, 2004 in certain states).
We refer to the issue date of the option as the “Rider Date.” You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.
We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.
For each option, an “Income Base” is calculated, which is used only for the purpose of calculating the “Guaranteed Retirement Income Benefit” and the appropriate “Rider Fee,” all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.
You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

•	The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

•	The Payout Start Date must occur during the 30-day period following a Contract Anniversary.

•	The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

•	You must select Fixed Amount Income Payments only.

•	You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

•	120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

•	60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.
The “Guaranteed Retirement Income Benefit” is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.
If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.
On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

•	The Guaranteed Retirement Income Benefit; or

•
For fixed income payments, the Contract Value, adjusted by any applicable Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

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The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary (0.25% for Contract Owners who added RIG 1 prior to May 1, 2003). The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary (0.45% for Contract Owners who added RIG 2 prior to May 1, 2003). These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

•	The date the Contract is terminated;

•
If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

•	The Payout Start Date; or

•
For Contract Owners who added a RIG 1 or RIG 2 Option on or after May 1, 2003, if you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.
Calculation of Income Base.
On the Rider Date, the “RIG 1 Income Base” is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The “RIG 1 Withdrawal Adjustment” is defined below.
The RIG 1 Income Base will not exceed a Cap equal to:

•	200% of the Contract Value as of the Rider Date; plus

•
200% of purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the Payout Start Date; minus

•	RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.
RIG 1 Withdrawal Adjustment.    Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

•
In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

•
In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.
See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.
The “RIG 2 Income Base” is defined as the greater of “Income Base A” or “Income Base B.”
“Income Base A” and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

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On the Rider Date, “Income Base B” is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

•	Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

•
Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

•
On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.
Death Benefits

DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the “Payout Phase” section of your Contract. See “Income Payments” for more information.
We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a “Complete Request for Settlement,” a claim for distribution of the Death Proceeds must include “Due Proof of Death” in any of the following forms of documentation:

•	A certified copy of the death certificate;

•	A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

•	Any other proof acceptable to us.
“Death Proceeds” are determined based on when we receive a Complete Request for Settlement:

•	If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the “Death Benefit.”

•
If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

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DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

•	MAV Death Benefit Option

•	Enhanced Beneficiary Protection (Annual Increase) Option

•	Earnings Protection Death Benefit Option
The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit.”)
The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.
You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).
The “Death Benefit” is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

•	The Contract Value;

•	The Settlement Value;

•	The ROP Death Benefit;

•	The MAV Death Benefit Option (if selected);

•	The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or

•	The SureIncome ROP Death Benefit. *
The “Settlement Value” is the amount that would be paid in the event of a full withdrawal of the Contract Value.
* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.
The “ROP Death Benefit” is equal to the sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:
The sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to the withdrawal, less any prior withdrawal adjustments.
Maximum Anniversary Value Death Benefit Option.
The “MAV Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.
On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see the Death Benefits - Death Proceeds section), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

•	Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

•
Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

•
On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

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If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits Payments - Death of Contract Owner - Option D section, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

•
The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and withdrawals); or

•	The date we next determine the Death Proceeds.
Enhanced Beneficiary Protection (Annual Increase) Option.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.
On the date we issue the rider for this benefit (“Rider Date”), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the earlier of:

(a)	the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

(b)	the date we determine the Death Proceeds.
After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.
The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

•	200% of the Contract Value as of the Rider Date; plus

•
200% of purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

•	Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.
If, upon death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

•
The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for Allstate Advisor Plus Contracts); or

•	The date we next determine the Death Proceeds.

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Earnings Protection Death Benefit Option.
The “Earnings Protection Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

•	0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

•	0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.
We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.
If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

•
100% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the date we issue the rider for this benefit (“Rider Date”) and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

•	40% of “In-Force Earnings”
calculated as of the date we determine the Death Proceeds.
If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

•
50% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

•	25% of “In-Force Earnings”
calculated as of the date we determine the Death Proceeds.
In-Force Earnings are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.
In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.
An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.
Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.
If, upon death of the Contract Owner, the Contract is continued under Option D as Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section described and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

•	The Rider Date will be changed to the date we determine the Death Proceeds;

•
The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

•
The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

•	The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.
If either the Contract Owner’s or the Annuitant’s age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

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ALL OPTIONS.
We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.
These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

•	the date the Contract is terminated;

•
if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

•
if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

•
on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

•	on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

•	the Payout Start Date.
Notwithstanding the preceding, in the event of the Contract Owner’s death, if the Contract Owner’s spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.
DEATH BENEFIT PAYMENTS
Death of Contract Owner
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be “New Contract Owners”. If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.
If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.
The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.
New Contract Owner Categories
Category 1.    If your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.
Category 2.    If the New Contract Owner is a living person who is not your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.
Category 3.    If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner. The death settlement options we currently offer are:

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Option A.    The New Contract Owner may elect to receive the Death Proceeds in a lump sum.
Option B.    The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

•	Over the life of the New Contract Owner; or

•	For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

•	Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.
Option C.    The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account unless the New Contract Owner provides other allocation instructions. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.
If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner’s Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner’s death.
Option D.    The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.
Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account.
Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.
The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.
Option E.    For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the “Annual Required Distribution” calculated for each calendar year. The first such withdrawal must occur within:

•	One year of the date of death;

•	The same calendar year as the date we receive the first Complete Request for Settlement; and

•	One withdrawal frequency.
The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.
In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the “Life Expectancy” of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

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In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.
If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner’s Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.
We reserve the right to offer additional death settlement options.
Death of Annuitant
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

•	The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

•
The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories
Category 1.    If the Contract Owner is a living person, prior to the Annuitant’s death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.
Category 2.    If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.
The death settlement options we currently offer are:
Option A.    The Contract Owner may elect to receive the Death Proceeds in a lump sum.
Option B.    The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.
Option C.    The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account unless the Contract Owner provides other allocation instructions.
The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.
Option D.    The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.
We reserve the right to offer additional death settlement options.
Qualified Contracts
The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant
We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

•	The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

•	The Contract Owner’s spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

•	The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

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•
On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner’s marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the “Death of Annuitant” provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner’s age.
You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.
There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.
The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

•	upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

•	upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

•	on the date the Contract is terminated;

•	on the Payout Start Date; or

•	on the date you change the beneficiary of the Contract and the change is accepted by us;

•
for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

•	for options added prior to January 1, 2005, the Owner may terminate this option at any time by written notice in a form satisfactory to us.
Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

Death of Co-Annuitant.    If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the “Death of Owner” provision of your Contract:

•	The Co-Annuitant must have been your legal spouse on the date of his or her death; and

•	Option D of the “Death of Owner” provision of your Contract has not previously been exercised.
The Contract may only be continued once under Option D under the “Death of Owner” provision. For a description of Option D, see the “Death of Owner” section of this prospectus.
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions (“CSP Conditions”):

•	The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

•	The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

•	The Co-Annuitant must be the legal spouse of the Annuitant. Only one Co-Annuitant may be named.

•	The Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

•	The Annuitant must be age 90 or younger on the CSP Application Date.

•	The Co-Annuitant must be age 79 or younger on the CSP Application Date.

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•
On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner’s marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

•	We have made no payments under any Income Plan.

•
There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

•	The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

•	The “Death of Annuitant” provision of the Contract does not apply on the death of the Co-Annuitant.

•	The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.
You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.
For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.
The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

•	On the date CSP is terminated as described above; or

•	Upon the death of the Annuitant; or

•	Upon the death of the Co-Annuitant; or

•	On the date the Contract is terminated; or

•	On the Payout Start Date.
Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.
Death of Co-Annuitant.    This section applies if:

•	The CSP Conditions are met.

•	The Annuitant was, at the time of the Co-Annuitant’s death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

•	We have received proof satisfactory to us that the Co-Annuitant has died.

•	The Co-Annuitant was, at the time of the Co-Annuitant’s death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

•	the Co-Annuitant was, at the time of the Co-Annuitant’s death, the legal spouse of the Annuitant.
If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the “Death of Owner” provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

•	The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant’s death.

•	The Owner does not thereafter name a new Co-Annuitant; and

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•	The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and

•	The Contract may only be continued once.

More Information

ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois, 60062.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, receives compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.
VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I (“Variable Account”) in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invest in the same Portfolio (the “Consolidation”). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account’s income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE PORTFOLIOS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we

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hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.
We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Portfolios.    If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.
Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio’s board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACT
Distribution.    Allstate Distributors, L.L.C., located at 3075 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).
Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.
We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker dealer’s or bank’s practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.
From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank’s or broker-dealer’s distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer’s registered representatives. A list of broker-dealers and banks that Allstate Distributors paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or

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call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC’s Web site (http://www.sec.gov).
To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.
Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.
Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.
For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an “investment in the contract” for income tax purposes. The amount you receive will be less applicable federal and state income tax withholding.
Administration.  We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2018, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (f/k/a Stacks LLC) (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; TierPoint, LLC (f/k/a Co- Sentry.net, LLC) (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (f/k/a Convey Compliance Systems, Inc.) (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105; Broadridge Output Solutions, Inc., successor in interest to Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108.
In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Variable Account; and

•	preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

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Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.
ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under Illinois insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.
Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.
TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. Allstate Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account, and may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

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Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.
Diversification Requirements.    For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Cost Basis. Generally, the cost basis in an annuity not associated with a qualified retirement plan is the amount you pay into your annuity, or into annuity exchanged for your annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a qualified retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for qualified retirement plans, which is the responsibility of the Contract Owner.
Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the cost basis in the Contract. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the

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excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the cost basis in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
Maximum Annuity Date. You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Partial Annuitization. An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law includes a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under Section 72 of the Code. We do not currently permit partial annuitization.
Taxation of Level Monthly Variable Annuity Payments.    You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.
Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•	if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•	if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.
Medicare Tax on Net Investment Income    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or becoming totally disabled,

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•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•	attributable to investment in the Contract before August 14, 1982.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.
Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN, BEN-E, EXP, ECI, IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN, BEN-E, EXP, ECI, IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are

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issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•	Individual Retirement Annuities (IRAs) under Code Section 408(b);

•	Roth IRAs under Code Section 408A;

•	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•	Tax Sheltered Annuities under Code Section 403(b);

•	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

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The Death Benefit and Tax Qualified Contracts.    Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

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•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.    Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule.
Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

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Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.
Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your competent tax advisor.
Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.
Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

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There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
Late Rollover Self-Certification. You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your

95

Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
In 2018, the Internal Revenue Service issued Revenue Ruling 2018-17, which provides that an amount transferred from an IRA to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with this Ruling, beginning in 2019, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Same Sex Marriages, Civil Unions and Domestic Partnerships
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser for additional information.

Annual Reports and Other Documents

Allstate Life’s Annual Report on Form 10-K for the year ended December 31, 2018, is incorporated herein by reference, which means that it is legally a part of this prospectus.
All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.
Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.
We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, electronically on the SEC’s “EDGAR” system using the identifying number CIK No. 0000352736. The SEC maintains a website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.
If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

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Statement of Additional Information Table of Contents

Additions, Deletions, or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

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Appendix A
Allstate Advisor Contract Comparison Chart

Feature	Advisor	Advisor Plus	Advisor Preferred
			5-year Withdrawal Charge Option	3-year Withdrawal Charge Option	No Withdrawal Charge Option
Credit Enhancement	None	up to 5% depending on issue age and amount of purchase payments	None	None	None
Mortality and Expense Risk Charge (Base Contract)	1.10%	1.40%	1.40%	1.50%	1.60%
Withdrawal Charge (% of purchase payment)	7/ 7/ 6/ 5/ 4/ 3/ 2	8.5/ 8.5/ 8.5/ 7.5/ 6.5/ 5.5/ 4/2.5	7/ 6/ 5/ 4/ 3	7/ 6/ 5	None
Withdrawal Charge Waivers	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	N/A
The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

DCA Fixed Account Option
	Advisor	Advisor Plus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Transfer Periods	3 to 6-month	3 to 6-month	3 to 6-month	3 to 6-month	N/A
	7 to 12-month	7 to 12-month	7 to 12-month	7 to 12-month	N/A

Standard Fixed Account Option (some options not available in all states)
	Advisor	AdvisorPlus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Guarantee Periods	1-year	N/A	N/A	N/A	N/A
	3-year*	N/A	N/A	N/A	N/A
	5-year*	N/A	N/A	N/A	N/A
	7-year*	N/A	N/A	N/A	N/A
* Available only in states in which the MVA Fixed Account Option is not offered.

MVA Fixed Account Option (not available in all states)**
	Advisor	Advisor Plus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Guarantee Periods	3-year	3-year	3-year	3-year	3-year
	5-year	5-year	5-year	5-year	5-year
	7-year	7-year	7-year	7-year	7-year
	10-year	10-year	10-year	10-year	10-year
** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

A-1

Appendix B
Market Value Adjustment

The Market Value Adjustment is based on the following:

I	=	the Treasury Rate for a maturity equal to the term length of the Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J	=
the Treasury Rate for a maturity equal to the term length of the Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be (“Market Value Adjustment Date”).

N	=	the number of whole and partial years from the Market Value Adjustment Date to the expiration of the term length of the Market Value Adjusted Fixed Guarantee Period Account.
Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.
The Market Value Adjustment factor is determined from the following formula:
.9 × [I-(J + .0025)] × N
The denominator of the MVA formula includes a factor, currently equal to 0.0025 or 25 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Guarantee Period Account.
To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

Examples Of Market Value Adjustment
Purchase Payment:	$10,000 allocated to a Market Value Adjusted Fixed Guarantee Period Account
Guarantee Period:	5 years
Interest Rate:	4.50%
Full Withdrawal:	End of Contract Year 3
Contract:	Allstate Advisor*

Example 1: (Assumes Declining Interest Rates)
Step 1:	Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2:	Calculate the Free Withdrawal Amount:	=	.15 × $10,000 = $1500
Step 3:	Calculate the Withdrawal Charge:	=	.06 × ($10,000 – $1,500) = $510
Step 4:	Calculate the Market Value Adjustment:	I	= 4.50%
		J	= 4.20%
730 DAYS
		N	= = 2
365 DAYS
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
		=	.9 × [.045 - (.042 + .0025)] × 2 = .0009
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject To Market Value Adjustment
		=	.0009 × $11,411.66 = $10.27
Step 5:	Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 + $10.27 = $10,911.93

B-1

Example 2: (Assumes Rising Interest Rates)
Step 1:	Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2:	Calculate the Free Withdrawal Amount:	=	.15 × $10,000 = $1500
Step 3:	Calculate the Withdrawal Charge:	=	.06 × ($10,000 – $1,500) = $510
Step 4:	Calculate the Market Value Adjustment:	I	= 4.50%
		J	= 4.80%
730 DAYS
		N	= = 2
365 DAYS
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
		=	.9 × [(.045 - (.048 + .0025)] × (2) = –.0099
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject To Market Value Adjustment:
		=	–.0099 × $11,411.66 = –($112.98)
Step 5:	Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 – $112.98 = $10,788.68

*
These examples assume the election of the Allstate Advisor Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under Allstate Advisor Plus and Allstate Advisor Preferred Contracts, which have different expenses and withdrawal charges.

B-2

Appendix C
Example of Calculation of Income Protection Benefit

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.
To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

Adjusted age of Annuitant on the Payout Start Date:	65
Sex of Annuitant:	male
Income Plan selected:	1
Payment frequency:	monthly
Amount applied to variable income payments under the Income Plan:	$100,000.00
The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:	3%
Guaranteed minimum variable income payment:	85% of the initial variable amount income value
Step 1 – Calculation of the initial variable amount income value:
Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 × $5.49/1000 = $549.00.
Step 2 – Calculation of the amount guaranteed under the Income Protection Benefit Option:
guaranteed minimum variable income payment = 85% × initial variable amount income value = 85% × $549.00 = $466.65.
Step 3 – Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:
If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

C-1

Appendix D
Withdrawal Adjustment Example – Income Benefits*

Issue Date: January 1, 2003
Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

					Income Benefit Amount
						5% Roll-Up Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/04	Contract Anniversary	$55,000	_	$55,000	$55,000	$52,500	$54,600
7/1/04	Partial Withdrawal	$60,000	$15,000	$45,000	$41,250	$40,176	$41,859
The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

		Advisor and Preferred	Plus
Maximum Anniversary Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Income Benefit		$41,250	$41,250

5 % Roll-Up Value Income Benefit**
Total Partial Withdrawal Amount	(a)	$15,000	$15,000
STEP I – Dollar For Dollar Portion
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786	$55,937
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)	(d)	$2,625	$2,730
Dollar for Dollar Withdrawal Adjustment (discounted for a half year’s worth of interest)	(e)=(d) * 1.05^ -0.5	$2,562	$2,664
Contract Value After Step 1	(b’)=(b) - (d)	$57,375	$57,270
Adjusted Income Benefit After Step 1	(c’)=(c) - (e)	$51,224	$53,273
STEP 2 – Proportional Portion
Partial Withdrawal Amount	(a’)=(a) - (d)	$12,375	$12,270
Proportional Adjustment	(a’)/(b’)*(c’)	$11,048	$11,414
Contract Value After Step 2	(b’) - (a’)	$45,000	$45,000
Adjusted Income Benefit After Step 2		$40,176	$41,859

*
For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**
In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

D-1

Appendix E
Withdrawal Adjustment Example – Death Benefits*

Issue Date: January 1, 2005
Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

					Death Benefit Amount
					Purchase Payment Value			Enhanced Beneficiary Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/06	Contract Anniversary	$55,000	_	$55,000	$50,000	$52,000	$55,000	$52,500	$54,600
7/1/06	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$39,000	$41,250	$40,339	$41,953
The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Purchase Payment Value Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Death Benefit		$37,500	$39,000

MAV Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Death Benefit		$41,250	$41,250

Enhanced Beneficiary Protection (Annual Increase) Benefit**
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786	$55,937
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,446	$13,984
Adjusted Death Benefit		$40,339	$41,953

*
For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**
Calculations for the Enhanced Beneficiary Protection (Annual Increase) Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

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Appendix F
Calculation of Earnings Protection Death Benefit*

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.
Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals
In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+ $0-$0)
In-Force Earnings	=	$25,000 ($125,000-$100,000)
Earnings Protection Death Benefit**	=	40% * $25,000 = $10,000
Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**
If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals
In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000-$5,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$95,000 ($100,000+$0-$5,000)
In-Force Earnings	=	$19,000 ($114,000-$95,000)
Earnings Protection Death Benefit**	=	40%*$19,000=$7,600
Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**
If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals
This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals	=	$30,000 ($50,000-$20,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$120,000 ($110,000+$40,000-$30,000)
In-Force Earnings	=	$20,000 ($140,000-$120,000)
Earnings Protection Death Benefit**	=	25%*$20,000=$5,000
In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.
Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**
If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00) and Credit Enhancement for Allstate Advisor Plus Contract.

Example 4: Spousal Continuation
This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
In-Force Earnings	=	$50,000 ($150,000-$100,000)
Earnings Protection Death Benefit**	=	40%*$50,000=$20,000
Contract Value	=	$150,000
Death Benefit	=	$160,000
Earnings Protection Death Benefit	=	$20,000
Continuing Contract Value	=	$180,000 ($160,000+$20,000)
Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.
Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**
If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

Appendix G
Withdrawal Adjustment Example – TrueReturn Accumulation Benefit*

Issue Date: January 2, 2005
Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))
Initial Benefit Base: $50,000 for Allstate Advisor and Allstate Advisor Preferred Contracts, $52,000 for Allstate Advisor Plus Contracts (assuming issue age 85 or younger)

					Benefit Base
					Purchase Payment Value
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus
1/2/06	Contract Anniversary	$55,000	—	$55,000	$50,000	$52,000
7/2/06	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$39,000
The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Benefit Base
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Benefit Base Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Benefit Base		$37,500	$39,000

*
For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

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Appendix H – SureIncome Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).
Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.
The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).
The Benefit Payment is unchanged and remains $8,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).
Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 – $25,000)) = $8,000
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 – $5,000)) = $4,400.
The Benefit Payment Remaining is unchanged at $0.
Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).
Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

H-1

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).
The Benefit Payment is unchanged and remains $7,600.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

H-2

Appendix I – SureIncome Plus Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).
Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.
The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).
The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).
The Benefit Payment is unchanged and remains $8,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).
Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 – $25,000)) = $8,000
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.
The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 – $5,000)) = $4,400.
The Benefit Payment Remaining is unchanged at $0.

I-1

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).
Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).
The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).
The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).
The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).
Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.
The SureIncome Plus Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).
The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% × the final Contract Value on the Contract Anniversary ($159,350).
The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.
Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.
The SureIncome Plus Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).
The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% × the final Contract Value on the Contract Anniversary ($58,964.22).
The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

I-2

Appendix J – SureIncome For Life Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% × current Benefit Base ($5,000 = 5% × $100,000, assuming your Benefit Base is still $100,000).
Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).
Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,000 = 5% × $140,000, assuming your Benefit Base is still $140,000).
Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.
The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).
The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).
The Benefit Payment is unchanged and remains $4,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).
Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.
Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).
The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).
Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% × current Benefit Base (5% × $100,000 = $5,000).
The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).
Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.
Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).
The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).
Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% × current Benefit Base (6% × $100,000 = $6,000).
The Benefit Payment remains $6,000 after withdrawal.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).
Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.
Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% × $75,000) = $3,000.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.
Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% × current Benefit Base prior to the withdrawal (5% × $100,000 = $5,000).
The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% × $75,000) = $3,750.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.
Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($96,000 – $5,000) = $55,000.
The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($96,000 – $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% × $55,000) = $2,200.
Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).
Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).
The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).
The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).
The Benefit Payment is unchanged and remains $3,800.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).
Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.
The SureIncome For Life Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).
The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).
The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.
Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,967.50 = 5% × $159,350, assuming your Benefit Base is still $159,350).
Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.
The SureIncome For Life Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).
The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% × the final Contract Value on the Contract Anniversary ($58,964.22).
The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

APPENDIX K – ACCUMULATION UNIT VALUES

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable
Sub-Account since the Variable Sub-Accounts were first offered under the Contracts for a maximum of 10 years. This Appendix includes
Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect
Accumulation Unit Values for each Contract; as well as outstanding units for each such sub-accounts, which may include other variable annuities offered, as of the dates shown. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect
Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of
Additional Information.

The Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred with No Withdrawal Charge Option, Allstate Advisor
Preferred with the 3 year Withdrawal Charge Option and Allstate Advisor Preferred with the 5 year Withdrawal Charge
Option Contracts were first offered on October 14, 2002.

The Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings
Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at
0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15%, the
Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option,
with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit
Option on October 14, 2002.

The Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary
Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20%, the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, Contracts with the MAV Death Benefit Option at
0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, the MAV Death Benefit Option at
0.20% was first offered on May 1, 2003.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.74014	$9.01297	1,143,620
2010	$9.01297	$10.40271	1,050,401
2011	$10.40271	$9.98289	874,253
2012	$9.98289	$11.44429	648,028
2013	$11.44429	$14.79339	527,579
2014	$14.79339	$16.30441	380,861
2015	$16.30441	$16.16094	318,224
2016	$16.16094	$17.18622	243,690
2017	$17.18622	$20.62782	202,115
2018	$20.62782	$19.00870	167,778
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.28659	$10.13914	172,093
2010	$10.13914	$11.26403	170,536
2011	$11.26403	$11.07152	131,106
2012	$11.07152	$12.19422	110,259
2013	$12.19422	$13.62536	91,532
2014	$13.62536	$14.01598	61,011
2015	$14.01598	$13.76179	63,026
2016	$13.76179	$14.29525	96,869
2017	$14.29525	$15.91742	69,387
2018	$15.91742	$15.04173	67,638
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.56887	$9.60412	203,822
2010	$9.60412	$10.83872	150,160
2011	$10.83872	$10.56635	128,800
2012	$10.56635	$11.79297	123,788
2013	$11.79297	$13.46090	99,189
2014	$13.46090	$13.89785	64,380
2015	$13.89785	$13.65560	56,339
2016	$13.65560	$14.26212	25,416
2017	$14.26212	$16.36817	13,690
2018	$16.36817	$15.17424	12,917
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$7.04029	$9.11623	73,240
2010	$9.11623	$10.42864	69,082
2011	$10.42864	$10.00313	62,089
2012	$10.00313	$11.37280	55,492
2013	$11.37280	$13.62949	44,016
2014	$13.62949	$14.09181	21,588
2015	$14.09181	$13.83637	20,541
2016	$13.83637	$14.52893	17,358
2017	$14.52893	$17.31027	6,831
2018	$17.31027	$15.70987	6,545

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.55873	$10.81675	76,108
2010	$10.81675	$11.45185	69,850
2011	$11.45185	$11.46148	86,305
2012	$11.46148	$12.02123	66,655
2013	$12.02123	$12.48425	53,068
2014	$12.48425	$12.75922	37,008
2015	$12.75922	$12.52286	27,184
2016	$12.52286	$12.87746	20,345
2017	$12.87746	$13.77450	16,860
2018	$13.77450	$13.28692	16,499
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$19.17508	10,394
2016	$19.17508	$18.94036	10,972
2017	$18.94036	$25.08715	9,381
2018	$25.08715	$27.78578	10,071
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.98451	$8.70769	239,770
2010	$8.70769	$9.86147	226,853
2011	$9.86147	$9.90820	200,172
2012	$9.90820	$11.30890	170,918
2013	$11.30890	$14.72509	161,365
2014	$14.72509	$16.46663	57,344
2015	$16.46663	$16.43016	48,729
2016	$16.43016	$18.09722	55,465
2017	$18.09722	$21.68901	47,391
2018	$21.68901	$20.39537	40,184
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.71776	$9.26713	223,401
2010	$9.26713	$11.76130	211,845
2011	$11.76130	$10.34988	191,071
2012	$10.34988	$11.70379	148,870
2013	$11.70379	$15.69683	123,963
2014	$15.69683	$16.42892	81,031
2015	$16.42892	$15.95285	68,075
2016	$15.95285	$17.62524	52,490
2017	$17.62524	$20.97199	38,662
2018	$20.97199	$17.64236	28,990
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.54293	$13.17048	897,010
2010	$13.17048	$15.16906	740,255
2011	$15.16906	$15.33405	542,396
2012	$15.33405	$16.98708	437,455
2013	$16.98708	$21.73218	356,957
2014	$21.73218	$23.41166	289,733
2015	$23.41166	$22.89955	212,719
2016	$22.89955	$25.23214	166,185
2017	$25.23214	$28.85711	141,543
2018	$28.85711	$27.17898	123,371

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.37617	$12.54970	2,996,804
2010	$12.54970	$13.95779	2,737,443
2011	$13.95779	$14.10661	2,234,019
2012	$14.10661	$15.68599	1,754,353
2013	$15.68599	$17.64228	1,356,581
2014	$17.64228	$18.21853	1,028,091
2015	$18.21853	$16.71488	761,842
2016	$16.71488	$18.81368	564,129
2017	$18.81368	$20.36844	472,778
2018	$20.36844	$19.23935	402,463
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.79471	$9.98177	1,654,042
2010	$9.98177	$10.99498	1,464,453
2011	$10.99498	$10.68997	1,207,012
2012	$10.68997	$11.85717	994,473
2013	$11.85717	$15.05576	695,772
2014	$15.05576	$16.71342	505,293
2015	$16.71342	$17.42563	364,866
2016	$17.42563	$16.89315	318,541
2017	$16.89315	$21.36336	245,652
2018	$21.36336	$20.77724	208,592
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.60822	$10.47836	507,819
2010	$10.47836	$11.58015	464,348
2011	$11.58015	$11.09276	389,053
2012	$11.09276	$12.41195	308,781
2013	$12.41195	$15.63532	245,015
2014	$15.63532	$16.31466	196,702
2015	$16.31466	$15.51636	153,882
2016	$15.51636	$17.18168	118,719
2017	$17.18168	$18.41923	89,292
2018	$18.41923	$16.14118	75,595
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.47614	$14.27888	1,641,649
2010	$14.27888	$15.67266	1,423,936
2011	$15.67266	$15.30968	1,136,095
2012	$15.30968	$17.26424	884,199
2013	$17.26424	$21.85776	649,685
2014	$21.85776	$23.11246	525,158
2015	$23.11246	$21.68803	401,002
2016	$21.68803	$24.84692	298,592
2017	$24.84692	$26.57514	261,079
2018	$26.57514	$23.85271	220,212
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$14.13744	$18.02385	529,315
2010	$18.02385	$22.81271	447,006
2011	$22.81271	$21.67222	369,453
2012	$21.67222	$25.32558	292,858
2013	$25.32558	$34.05825	235,873
2014	$34.05825	$33.81085	182,155
2015	$33.81085	$30.90927	143,664
2016	$30.90927	$39.72245	108,568
2017	$39.72245	$43.38887	89,224
2018	$43.38887	$37.31222	75,437

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.90444	$16.87135	13,500
2010	$16.87135	$21.25431	9,873
2011	$21.25431	$19.96711	6,280
2012	$19.96711	$21.84756	5,663
2013	$21.84756	$29.79433	5,154
2014	$29.79433	$31.60752	4,847
2015	$31.60752	$30.37067	4,381
2016	$30.37067	$31.23010	3,785
2017	$31.23010	$37.42604	3,595
2018	$37.42604	$34.95704	3,527
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.91650	$12.12683	776,465
2010	$12.12683	$12.60285	739,426
2011	$12.60285	$13.14739	550,596
2012	$13.14739	$13.22224	582,158
2013	$13.22224	$12.75951	418,493
2014	$12.75951	$13.02112	329,897
2015	$13.02112	$12.91414	271,740
2016	$12.91414	$12.83259	246,968
2017	$12.83259	$12.83735	203,168
2018	$12.83735	$12.71382	166,110
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.72754	$33.60907	208,582
2010	$33.60907	$39.01020	179,807
2011	$39.01020	$32.40178	159,099
2012	$32.40178	$36.19242	121,276
2013	$36.19242	$35.39610	93,905
2014	$35.39610	$32.00750	74,939
2015	$32.00750	$25.40091	67,278
2016	$25.40091	$29.44752	46,801
2017	$29.44752	$40.81593	37,348
2018	$40.81593	$33.92374	34,789
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.99814	$18.93595	1,204,940
2010	$18.93595	$20.26320	1,066,709
2011	$20.26320	$17.87506	932,183
2012	$17.87506	$20.86096	739,375
2013	$20.86096	$25.32205	549,516
2014	$25.32205	$22.21293	466,297
2015	$22.21293	$20.50275	378,756
2016	$20.50275	$21.69116	290,972
2017	$21.69116	$24.98688	240,383
2018	$24.98688	$20.85472	227,407
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.96821	$21.05006	15,757
2010	$21.05006	$23.78077	11,849
2011	$23.78077	$23.27033	11,424
2012	$23.27033	$26.43004	9,900
2013	$26.43004	$26.51412	7,848
2014	$26.51412	$26.65185	7,449
2015	$26.65185	$25.17553	5,597
2016	$25.17553	$25.58191	3,542
2017	$25.58191	$25.73951	4,179
2018	$25.73951	$25.89854	3,557

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.74853	$12.66935	208,247
2010	$12.66935	$14.95287	170,568
2011	$14.95287	$13.81713	126,429
2012	$13.81713	$15.46567	99,902
2013	$15.46567	$21.34151	67,665
2014	$21.34151	$22.78703	45,326
2015	$22.78703	$23.56153	39,202
2016	$23.56153	$23.72751	30,740
2017	$23.72751	$29.75321	25,957
2018	$29.75321	$28.22537	20,446
Invesco V.I. American Value Fund - Series I
2009	$9.23173	$12.68546	155,724
2010	$12.68546	$15.30697	120,227
2011	$15.30697	$15.24922	86,378
2012	$15.24922	$17.65703	71,594
2013	$17.65703	$23.40178	55,658
2014	$23.40178	$25.35231	47,291
2015	$25.35231	$22.74112	27,423
2016	$22.74112	$25.92673	18,838
2017	$25.92673	$28.14354	16,167
2018	$28.14354	$24.26545	14,258
Invesco V.I. American Value Fund - Series II
2009	$9.17806	$12.60743	336,485
2010	$12.60743	$15.20534	289,237
2011	$15.20534	$15.13365	235,235
2012	$15.13365	$17.48875	177,479
2013	$17.48875	$23.12104	139,779
2014	$23.12104	$24.98590	109,959
2015	$24.98590	$22.35524	92,002
2016	$22.35524	$25.42598	72,468
2017	$25.42598	$27.52938	56,082
2018	$27.52938	$23.67656	49,315
Invesco V.I. Comstock Fund - Series II
2009	$8.17475	$10.36157	818,910
2010	$10.36157	$11.83336	742,883
2011	$11.83336	$11.43479	627,494
2012	$11.43479	$13.42297	474,576
2013	$13.42297	$17.97381	363,631
2014	$17.97381	$19.35658	262,089
2015	$19.35658	$17.92327	196,046
2016	$17.92327	$20.69820	148,193
2017	$20.69820	$24.02335	123,096
2018	$24.02335	$20.77970	105,288
Invesco V.I. Equity and Income Fund - Series II
2009	$10.07914	$12.18651	817,049
2010	$12.18651	$13.47666	722,518
2011	$13.47666	$13.13026	556,735
2012	$13.13026	$14.56604	384,707
2013	$14.56604	$17.95630	298,901
2014	$17.95630	$19.27860	221,084
2015	$19.27860	$18.53794	177,565
2016	$18.53794	$21.01429	146,627
2017	$21.01429	$22.98048	112,061
2018	$22.98048	$20.47629	105,884

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.70895	$15.56949	840,508
2010	$15.56949	$17.24248	750,580
2011	$17.24248	$16.63556	555,942
2012	$16.63556	$18.77646	443,855
2013	$18.77646	$24.79296	328,304
2014	$24.79296	$26.91194	257,222
2015	$26.91194	$25.68469	190,496
2016	$25.68469	$30.28053	144,078
2017	$30.28053	$34.08727	122,983
2018	$34.08727	$29.07274	106,619
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.71758	$11.91259	73,374
2010	$11.91259	$14.96617	55,789
2011	$14.96617	$13.39062	45,054
2012	$13.39062	$14.75425	31,910
2013	$14.75425	$19.89490	23,696
2014	$19.89490	$21.14880	18,663
2015	$21.14880	$21.09347	16,477
2016	$21.09347	$20.94129	15,251
2017	$20.94129	$25.24946	12,633
2018	$25.24946	$23.45842	11,595
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.54895	$12.65980	854,149
2010	$12.65980	$14.03539	819,038
2011	$14.03539	$14.46199	733,952
2012	$14.46199	$16.06414	619,129
2013	$16.06414	$17.15283	491,297
2014	$17.15283	$17.66753	366,797
2015	$17.66753	$17.17263	272,180
2016	$17.17263	$19.00863	208,445
2017	$19.00863	$20.49293	179,039
2018	$20.49293	$19.41459	149,187
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.67649	$12.03266	221,340
2010	$12.03266	$14.13742	205,010
2011	$14.13742	$13.32890	170,638
2012	$13.32890	$14.54873	114,983
2013	$14.54873	$19.49645	76,267
2014	$19.49645	$20.61931	55,402
2015	$20.61931	$19.65243	38,450
2016	$19.65243	$22.45399	27,326
2017	$22.45399	$24.95290	23,669
2018	$24.95290	$22.62085	17,076
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.24328	$9.67466	791,390
2010	$9.67466	$11.21282	683,057
2011	$11.21282	$10.39544	545,222
2012	$10.39544	$11.50135	405,565
2013	$11.50135	$15.42856	280,068
2014	$15.42856	$16.39498	218,979
2015	$16.39498	$15.72013	159,709
2016	$15.72013	$18.17358	125,265
2017	$18.17358	$20.34074	103,508
2018	$20.34074	$18.44208	88,324

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.95202	$12.86137	300,712
2010	$12.86137	$15.60594	253,522
2011	$15.60594	$13.85714	226,260
2012	$13.85714	$15.60682	183,891
2013	$15.60682	$21.11768	126,785
2014	$21.11768	$22.11043	93,569
2015	$22.11043	$22.41945	68,674
2016	$22.41945	$22.40397	55,843
2017	$22.40397	$27.18307	46,820
2018	$27.18307	$26.05580	43,749
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.83220	$9.78878	759,217
2010	$9.78878	$12.11988	630,406
2011	$12.11988	$11.48384	529,614
2012	$11.48384	$12.98409	391,271
2013	$12.98409	$16.70260	282,870
2014	$16.70260	$18.38776	209,975
2015	$18.38776	$17.46318	151,826
2016	$17.46318	$20.06467	125,967
2017	$20.06467	$21.15986	98,719
2018	$21.15986	$17.74495	87,197
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$16.18545	$20.78778	263,398
2010	$20.78778	$22.51862	237,498
2011	$22.51862	$23.75918	182,583
2012	$23.75918	$27.64426	138,197
2013	$27.64426	$24.89822	112,118
2014	$24.89822	$25.28741	92,694
2015	$25.28741	$24.66783	67,842
2016	$24.66783	$26.92692	57,814
2017	$26.92692	$29.12880	47,879
2018	$29.12880	$26.72616	42,820
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$11.21695	$14.34564	505,053
2010	$14.34564	$16.14978	453,294
2011	$16.14978	$17.38457	390,162
2012	$17.38457	$19.83513	313,311
2013	$19.83513	$23.42883	252,083
2014	$23.42883	$24.16969	164,122
2015	$24.16969	$25.33758	128,132
2016	$25.33758	$26.36718	87,028
2017	$26.36718	$32.73096	71,466
2018	$32.73096	$31.73564	62,504
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.64030	$12.48579	108,902
2010	$12.48579	$15.14252	79,570
2011	$15.14252	$14.52927	56,922
2012	$14.52927	$16.40327	48,949
2013	$16.40327	$23.97563	30,108
2014	$23.97563	$25.17170	26,196
2015	$25.17170	$27.88811	20,935
2016	$27.88811	$27.07893	24,208
2017	$27.07893	$38.26491	20,131
2018	$38.26491	$40.61681	16,745

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.54667	$12.30223	111,308
2010	$12.30223	$14.88944	93,535
2011	$14.88944	$14.25085	83,860
2012	$14.25085	$16.04339	53,842
2013	$16.04339	$23.39426	36,287
2014	$23.39426	$24.49855	28,446
2015	$24.49855	$27.07672	19,950
2016	$27.07672	$26.21461	12,725
2017	$26.21461	$36.95911	11,557
2018	$36.95911	$39.14257	12,313
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.25994	$9.72398	461,143
2010	$9.72398	$12.69611	356,333
2011	$12.69611	$11.63343	319,107
2012	$11.63343	$12.45782	278,100
2013	$12.45782	$16.90663	198,564
2014	$16.90663	$16.99576	144,673
2015	$16.99576	$15.77160	110,125
2016	$15.77160	$14.19206	95,154
2017	$14.19206	$19.41728	68,493
2018	$19.41728	$21.18331	59,948
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$15.33497	$19.45015	541,734
2010	$19.45015	$24.86854	443,526
2011	$24.86854	$25.93830	355,414
2012	$25.93830	$29.60251	283,923
2013	$29.60251	$29.73258	231,532
2014	$29.73258	$37.98567	170,407
2015	$37.98567	$38.21645	143,016
2016	$38.21645	$40.19491	123,195
2017	$40.19491	$40.81688	108,322
2018	$40.81688	$37.07749	94,622
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.60114	$12.23879	987,395
2010	$12.23879	$13.18562	862,275
2011	$13.18562	$12.83702	679,504
2012	$12.83702	$14.42050	521,280
2013	$14.42050	$18.42355	369,160
2014	$18.42355	$20.93701	276,145
2015	$20.93701	$21.34229	214,417
2016	$21.34229	$20.55593	179,138
2017	$20.55593	$25.67003	148,138
2018	$25.67003	$23.82858	132,045
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$9.09153	$10.91262	442,615
2010	$10.91262	$12.13753	390,066
2011	$12.13753	$12.02724	307,892
2012	$12.02724	$13.30878	234,858
2013	$13.30878	$14.82310	165,039
2014	$14.82310	$15.80481	115,518
2015	$15.80481	$15.68939	97,371
2016	$15.68939	$16.25604	86,820
2017	$16.25604	$17.48309	79,194
2018	$17.48309	$16.30197	69,679

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.64277	$11.28353	198,239
2010	$11.28353	$14.16338	162,327
2011	$14.16338	$14.09793	135,036
2012	$14.09793	$16.16511	109,341
2013	$16.16511	$21.64123	82,802
2014	$21.64123	$22.54219	63,773
2015	$22.54219	$23.66381	49,404
2016	$23.66381	$23.84506	33,568
2017	$23.84506	$30.23644	26,376
2018	$30.23644	$27.96330	25,684
Oppenheimer Global Fund/VA - Service Shares
2009	$13.52064	$18.59856	380,350
2010	$18.59856	$21.24170	329,854
2011	$21.24170	$19.18021	254,911
2012	$19.18021	$22.89868	197,803
2013	$22.89868	$28.70428	147,313
2014	$28.70428	$28.91654	122,644
2015	$28.91654	$29.59173	89,286
2016	$29.59173	$29.16515	73,249
2017	$29.16515	$39.24717	55,958
2018	$39.24717	$33.55038	45,769
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.77655	$14.93334	1,944,138
2010	$14.93334	$16.91834	1,731,144
2011	$16.91834	$16.80905	1,313,374
2012	$16.80905	$18.77341	1,176,172
2013	$18.77341	$18.46324	929,169
2014	$18.46324	$18.67913	754,663
2015	$18.67913	$17.97873	600,491
2016	$17.97873	$18.85930	496,871
2017	$18.85930	$19.74078	430,533
2018	$19.74078	$18.60066	393,855
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$10.08607	$12.74304	1,388,113
2010	$12.74304	$14.56943	1,200,629
2011	$14.56943	$14.33665	964,024
2012	$14.33665	$16.50172	773,448
2013	$16.50172	$21.40993	540,715
2014	$21.40993	$23.33178	412,602
2015	$23.33178	$23.74633	314,887
2016	$23.74633	$26.08927	257,381
2017	$26.08927	$30.03845	219,876
2018	$30.03845	$27.24859	183,488
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.67310	$17.12352	406,889
2010	$17.12352	$20.79991	330,552
2011	$20.79991	$20.04286	267,644
2012	$20.04286	$23.27952	214,043
2013	$23.27952	$32.31429	152,828
2014	$32.31429	$35.61497	116,832
2015	$35.61497	$33.01322	94,387
2016	$33.01322	$38.34758	71,936
2017	$38.34758	$43.12065	63,728
2018	$43.12065	$38.07666	51,882

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.54115	$7.04104	1,796,199
2010	$7.04104	$7.73427	1,714,650
2011	$7.73427	$8.24007	1,408,093
2012	$8.24007	$8.96099	1,313,811
2013	$8.96099	$8.81177	1,091,278
2014	$8.81177	$9.30050	896,045
2015	$9.30050	$9.24514	687,391
2016	$9.24514	$9.40470	560,575
2017	$9.40470	$9.69031	511,373
2018	$9.69031	$9.43950	448,510
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$13.06639	632,085
2010	$13.06639	$14.52389	560,259
2011	$14.52389	$14.61240	462,154
2012	$14.61240	$17.20786	364,903
2013	$17.20786	$22.49205	253,771
2014	$22.49205	$25.01278	191,514
2015	$25.01278	$23.93886	145,074
2016	$23.93886	$26.85507	117,849
2017	$26.85507	$31.48673	195,994
2018	$31.48673	$28.44076	173,454
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.58789	$10.64947	741,293
2010	$10.64947	$11.65017	644,659
2011	$11.65017	$11.81869	541,284
2012	$11.81869	$13.12816	423,435
2013	$13.12816	$15.30372	319,733
2014	$15.30372	$16.71932	237,904
2015	$16.71932	$16.31708	203,371
2016	$16.31708	$17.39741	161,263
2017	$17.39741	$19.76468	126,826
2018	$19.76468	$18.89581	100,403
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.59940	$14.14617	218,816
2010	$14.14617	$16.01495	196,452
2011	$16.01495	$15.74265	167,473
2012	$15.74265	$17.74541	114,159
2013	$17.74541	$20.93104	79,702
2014	$20.93104	$22.60791	57,403
2015	$22.60791	$22.35486	38,035
2016	$22.35486	$23.54866	32,698
2017	$23.54866	$26.81138	26,851
2018	$26.81138	$24.54316	23,766
Putnam VT Global Health Care Fund - Class IB
2009	$10.95088	$13.62040	67,222
2010	$13.62040	$13.77647	58,814
2011	$13.77647	$13.43898	29,823
2012	$13.43898	$16.21912	20,033
2013	$16.21912	$22.68038	16,415
2014	$22.68038	$28.57650	14,049
2015	$28.57650	$30.40431	13,051
2016	$30.40431	$26.60608	12,191
2017	$26.60608	$30.28228	11,886
2018	$30.28228	$29.71261	7,853

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$18.53538	$19.64232	25,751
2010	$19.64232	$19.74443	23,665
2011	$19.74443	$18.43651	18,838
2012	$18.43651	$19.11516	14,482
2013	$19.11516	$21.47553	8,910
2014	$21.47553	$24.28926	6,586
2015	$24.28926	$21.59858	5,464
2016	$21.59858	$21.74214	5,034
2017	$21.74214	$26.22087	4,392
2018	$26.22087	$25.75969	3,878
Putnam VT Government Money Market Fund - Class IB
2009	$10.75857	$10.64186	2,823,769
2010	$10.64186	$10.50851	2,415,868
2011	$10.50851	$10.37449	2,154,262
2012	$10.37449	$10.24132	1,888,785
2013	$10.24132	$10.11022	1,393,745
2014	$10.11022	$9.98080	1,242,504
2015	$9.98080	$9.85303	1,080,570
2016	$9.85303	$9.72730	829,688
2017	$9.72730	$9.62576	750,218
2018	$9.62576	$9.61321	632,544
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05812	218,649
2017	$10.05812	$12.99729	183,656
2018	$12.99729	$13.13430	159,949
Putnam VT High Yield Fund - Class IB
2009	$12.04579	$17.85755	499,764
2010	$17.85755	$20.10244	445,814
2011	$20.10244	$20.19189	327,955
2012	$20.19189	$23.12154	268,664
2013	$23.12154	$24.61605	220,014
2014	$24.61605	$24.67717	180,534
2015	$24.67717	$23.05509	154,145
2016	$23.05509	$26.29704	113,182
2017	$26.29704	$27.77103	90,790
2018	$27.77103	$26.29669	80,000
Putnam VT Income Fund - Class IB
2009	$8.80692	$12.74927	1,506,639
2010	$12.74927	$13.82697	1,430,101
2011	$13.82697	$14.33158	1,130,191
2012	$14.33158	$15.66604	940,877
2013	$15.66604	$15.75336	769,453
2014	$15.75336	$16.55409	622,636
2015	$16.55409	$16.10218	472,929
2016	$16.10218	$16.21280	399,637
2017	$16.21280	$16.89990	364,082
2018	$16.89990	$16.71457	313,311

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.76159	$15.70005	541,864
2010	$15.70005	$17.05144	457,663
2011	$17.05144	$13.98146	398,204
2012	$13.98146	$16.82529	320,815
2013	$16.82529	$21.27041	245,353
2014	$21.27041	$19.57296	197,254
2015	$19.57296	$19.34755	154,907
2016	$19.34755	$18.63009	138,417
2017	$18.63009	$23.27910	112,274
2018	$23.27910	$18.58569	109,528
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.80676	$12.66411	169,347
2010	$12.66411	$14.24087	139,439
2011	$14.24087	$14.06356	114,800
2012	$14.06356	$16.21800	93,230
2013	$16.21800	$21.63187	75,447
2014	$21.63187	$24.32367	62,623
2015	$24.32367	$23.48713	42,861
2016	$23.48713	$25.97915	39,887
2017	$25.97915	$31.50729	33,327
2018	$31.50729	$28.72514	27,698
Putnam VT Research Fund - Class IB
2009	$9.59449	$12.61375	53,463
2010	$12.61375	$14.49018	41,019
2011	$14.49018	$14.05371	34,062
2012	$14.05371	$16.35767	22,282
2013	$16.35767	$21.53361	18,153
2014	$21.53361	$24.41453	11,162
2015	$24.41453	$23.72721	9,243
2016	$23.72721	$25.78296	8,672
2017	$25.78296	$31.39363	7,494
2018	$31.39363	$29.52729	5,227
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.85782	$14.16211	45,582
2010	$14.16211	$16.71355	113,469
2011	$16.71355	$15.65977	95,228
2012	$15.65977	$18.04793	75,518
2013	$18.04793	$24.30704	62,064
2014	$24.30704	$27.23010	52,491
2015	$27.23010	$26.80097	42,954
2016	$26.80097	$28.51685	38,909
2017	$28.51685	$36.37693	35,011
2018	$36.37693	$35.35767	26,892
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.57672	$8.71426	1,352
2010	$8.71426	$9.96635	1,400
2011	$9.96635	$9.47710	185
2012	$9.47710	$10.76521	172
2013	$10.76521	$13.78880	161
2014	$13.78880	$15.05868	143
2015	$15.05868	$14.79006	129
2016	$14.79006	$15.58538	0
2017	$15.58538	$18.53811	0
2018	$18.53811	$16.92831	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.08581	$9.80330	0
2010	$9.80330	$10.79173	0
2011	$10.79173	$10.51079	0
2012	$10.51079	$11.47084	0
2013	$11.47084	$12.70027	0
2014	$12.70027	$12.94526	0
2015	$12.94526	$12.59459	0
2016	$12.59459	$12.96388	0
2017	$12.96388	$14.30505	0
2018	$14.30505	$13.39570	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.38544	$9.28596	0
2010	$9.28596	$10.38420	0
2011	$10.38420	$10.03115	0
2012	$10.03115	$11.09335	0
2013	$11.09335	$12.54693	0
2014	$12.54693	$12.83610	0
2015	$12.83610	$12.49735	0
2016	$12.49735	$12.93377	0
2017	$12.93377	$14.71008	0
2018	$14.71008	$13.51361	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.86965	$8.81418	0
2010	$8.81418	$9.99126	0
2011	$9.99126	$9.49639	0
2012	$9.49639	$10.69804	0
2013	$10.69804	$12.70400	0
2014	$12.70400	$13.01518	0
2015	$13.01518	$12.66270	0
2016	$12.66270	$13.17563	0
2017	$13.17563	$15.55666	0
2018	$15.55666	$13.99055	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.32721	$10.45855	0
2010	$10.45855	$10.97171	0
2011	$10.97171	$10.88109	0
2012	$10.88109	$11.30818	0
2013	$11.30818	$11.63668	0
2014	$11.63668	$11.78456	0
2015	$11.78456	$11.46079	0
2016	$11.46079	$11.67817	0
2017	$11.67817	$12.37922	0
2018	$12.37922	$11.83294	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.54856	0
2016	$17.54856	$17.17616	0
2017	$17.17616	$22.54578	0
2018	$22.54578	$24.74503	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.81519	$8.41914	1,208
2010	$8.41914	$9.44785	1,148
2011	$9.44785	$9.40625	0
2012	$9.40625	$10.63790	0
2013	$10.63790	$13.72521	0
2014	$13.72521	$15.20858	0
2015	$15.20858	$15.03654	0
2016	$15.03654	$16.41166	0
2017	$16.41166	$19.49195	0
2018	$19.49195	$18.16338	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.55490	$8.96005	91
2010	$8.96005	$11.26805	795
2011	$11.26805	$9.82552	756
2012	$9.82552	$11.00931	172
2013	$11.00931	$14.63092	152
2014	$14.63092	$15.17365	145
2015	$15.17365	$14.59959	128
2016	$14.59959	$15.98348	0
2017	$15.98348	$18.84735	0
2018	$18.84735	$15.71141	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.97067	$12.34206	3,527
2010	$12.34206	$14.08547	3,415
2011	$14.08547	$14.10913	3,219
2012	$14.10913	$15.48729	3,084
2013	$15.48729	$19.63295	2,942
2014	$19.63295	$20.95738	1,349
2015	$20.95738	$20.31202	1,242
2016	$20.31202	$22.17760	1,198
2017	$22.17760	$25.13549	1,093
2018	$25.13549	$23.45945	738

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.98362	$11.91475	5,661
2010	$11.91475	$13.13088	5,375
2011	$13.13088	$13.15017	76
2012	$13.15017	$14.48884	0
2013	$14.48884	$16.14732	0
2014	$16.14732	$16.52271	0
2015	$16.52271	$15.02075	0
2016	$15.02075	$16.75318	0
2017	$16.75318	$17.97440	0
2018	$17.97440	$16.82434	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.49707	$9.51309	842
2010	$9.51309	$10.38326	851
2011	$10.38326	$10.00336	851
2012	$10.00336	$10.99420	0
2013	$10.99420	$13.83281	0
2014	$13.83281	$15.21583	0
2015	$15.21583	$15.71958	0
2016	$15.71958	$15.10065	0
2017	$15.10065	$18.92474	0
2018	$18.92474	$18.23886	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.39965	$10.13132	950
2010	$10.13132	$11.09464	903
2011	$11.09464	$10.53094	0
2012	$10.53094	$11.67566	0
2013	$11.67566	$14.57383	0
2014	$14.57383	$15.06838	0
2015	$15.06838	$14.20036	0
2016	$14.20036	$15.58147	0
2017	$15.58147	$16.55338	0
2018	$16.55338	$14.37474	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.85322	$13.38075	3,358
2010	$13.38075	$14.55308	3,390
2011	$14.55308	$14.08666	2,711
2012	$14.08666	$15.73993	1,465
2013	$15.73993	$19.74634	1,461
2014	$19.74634	$20.68945	1,434
2015	$20.68945	$19.23728	1,348
2016	$19.23728	$21.83886	208
2017	$21.83886	$23.14760	137
2018	$23.14760	$20.58819	140
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.37014	$16.89008	1,578
2010	$16.89008	$21.18303	1,573
2011	$21.18303	$19.94085	1,514
2012	$19.94085	$23.08944	1,050
2013	$23.08944	$30.76817	984
2014	$30.76817	$30.26604	958
2015	$30.26604	$27.41629	917
2016	$27.41629	$34.91338	70
2017	$34.91338	$37.79261	59
2018	$37.79261	$32.20532	60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.25827	$15.81014	0
2010	$15.81014	$19.73604	0
2011	$19.73604	$18.37204	0
2012	$18.37204	$19.91852	0
2013	$19.91852	$26.91618	0
2014	$26.91618	$28.29382	0
2015	$28.29382	$26.93869	0
2016	$26.93869	$27.44912	0
2017	$27.44912	$32.59892	0
2018	$32.59892	$30.17262	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.41771	$11.51331	3,742
2010	$11.51331	$11.85620	2,289
2011	$11.85620	$12.25605	2,205
2012	$12.25605	$12.21315	576
2013	$12.21315	$11.67827	519
2014	$11.67827	$11.80906	463
2015	$11.80906	$11.60526	407
2016	$11.60526	$11.42712	353
2017	$11.42712	$11.32843	301
2018	$11.32843	$11.11790	249
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.65706	$31.49583	474
2010	$31.49583	$36.22460	658
2011	$36.22460	$29.81407	702
2012	$29.81407	$32.99761	553
2013	$32.99761	$31.97732	677
2014	$31.97732	$28.65220	768
2015	$28.65220	$22.53050	939
2016	$22.53050	$25.88256	0
2017	$25.88256	$35.55216	0
2018	$35.55216	$29.28109	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.23850	$17.74511	261
2010	$17.74511	$18.81595	324
2011	$18.81595	$16.44717	321
2012	$16.44717	$19.01918	278
2013	$19.01918	$22.87609	259
2014	$22.87609	$19.88416	0
2015	$19.88416	$18.18578	98
2016	$18.18578	$19.06496	0
2017	$19.06496	$21.76402	0
2018	$21.76402	$18.00030	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.99329	$19.72648	0
2010	$19.72648	$22.08248	0
2011	$22.08248	$21.41195	0
2012	$21.41195	$24.09708	0
2013	$24.09708	$23.95336	0
2014	$23.95336	$23.85823	0
2015	$23.85823	$22.33108	0
2016	$22.33108	$22.48525	0
2017	$22.48525	$22.42006	0
2018	$22.42006	$22.35438	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.32786	$11.87234	0
2010	$11.87234	$13.88463	0
2011	$13.88463	$12.71326	0
2012	$12.71326	$14.10007	0
2013	$14.10007	$19.27983	0
2014	$19.27983	$20.39801	0
2015	$20.39801	$20.89899	0
2016	$20.89899	$20.85487	0
2017	$20.85487	$25.91579	0
2018	$25.91579	$24.36236	0
Invesco V.I. American Value Fund - Series I
2009	$8.84511	$12.04343	483
2010	$12.04343	$14.39990	533
2011	$14.39990	$14.21502	509
2012	$14.21502	$16.30913	212
2013	$16.30913	$21.41844	194
2014	$21.41844	$22.99211	186
2015	$22.99211	$20.43585	175
2016	$20.43585	$23.08669	97
2017	$23.08669	$24.83508	88
2018	$24.83508	$21.21894	88
Invesco V.I. American Value Fund - Series II
2009	$8.79369	$11.96934	854
2010	$11.96934	$14.30432	836
2011	$14.30432	$14.10730	764
2012	$14.10730	$16.15370	826
2013	$16.15370	$21.16150	779
2014	$21.16150	$22.65982	558
2015	$22.65982	$20.08910	521
2016	$20.08910	$22.64082	485
2017	$22.64082	$24.29317	451
2018	$24.29317	$20.70403	417
Invesco V.I. Comstock Fund - Series II
2009	$7.83235	$9.83708	0
2010	$9.83708	$11.13203	0
2011	$11.13203	$10.65916	0
2012	$10.65916	$12.39816	0
2013	$12.39816	$16.45033	0
2014	$16.45033	$17.55434	0
2015	$17.55434	$16.10621	0
2016	$16.10621	$18.43070	0
2017	$18.43070	$21.19908	0
2018	$21.19908	$18.17069	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.65709	$11.56980	0
2010	$11.56980	$12.67811	0
2011	$12.67811	$12.23984	0
2012	$12.23984	$13.45417	931
2013	$13.45417	$16.43450	886
2014	$16.43450	$17.48388	0
2015	$17.48388	$16.65884	0
2016	$16.65884	$18.71252	0
2017	$18.71252	$20.27916	0
2018	$20.27916	$17.90573	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.01914	$14.59018	351
2010	$14.59018	$16.01075	356
2011	$16.01075	$15.30662	359
2012	$15.30662	$17.11861	0
2013	$17.11861	$22.39796	0
2014	$22.39796	$24.09061	0
2015	$24.09061	$22.78233	0
2016	$22.78233	$26.61469	0
2017	$26.61469	$29.69093	0
2018	$29.69093	$25.09381	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.39428	$11.30955	1,536
2010	$11.30955	$14.07917	1,461
2011	$14.07917	$12.48230	1,459
2012	$12.48230	$13.62773	1,415
2013	$13.62773	$18.20848	1,387
2014	$18.20848	$19.17955	1,352
2015	$19.17955	$18.95492	1,262
2016	$18.95492	$18.64704	104
2017	$18.64704	$22.28094	106
2018	$22.28094	$20.51298	99
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.18446	$12.06567	1,324
2010	$12.06567	$13.25480	1,260
2011	$13.25480	$13.53349	401
2012	$13.53349	$14.89541	324
2013	$14.89541	$15.75990	308
2014	$15.75990	$16.08482	0
2015	$16.08482	$15.49168	0
2016	$15.49168	$16.99210	0
2017	$16.99210	$18.15403	0
2018	$18.15403	$17.04308	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.30709	$11.46779	693
2010	$11.46779	$13.35105	665
2011	$13.35105	$12.47293	665
2012	$12.47293	$13.49000	0
2013	$13.49000	$17.91299	0
2014	$17.91299	$18.77193	0
2015	$18.77193	$17.72851	0
2016	$17.72851	$20.07169	0
2017	$20.07169	$22.10471	0
2018	$22.10471	$19.85737	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.92848	$9.22029	1,350
2010	$9.22029	$10.58886	1,002
2011	$10.58886	$9.72760	0
2012	$9.72760	$10.66411	0
2013	$10.66411	$14.17513	0
2014	$14.17513	$14.92570	0
2015	$14.92570	$14.18081	0
2016	$14.18081	$16.24500	0
2017	$16.24500	$18.01855	0
2018	$18.01855	$16.18871	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.61022	$12.25757	105
2010	$12.25757	$14.73787	181
2011	$14.73787	$12.96718	169
2012	$12.96718	$14.47100	129
2013	$14.47100	$19.40241	114
2014	$19.40241	$20.12928	108
2015	$20.12928	$20.22451	93
2016	$20.22451	$20.02679	0
2017	$20.02679	$24.08016	0
2018	$24.08016	$22.87257	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.53314	$9.32915	128
2010	$9.32915	$11.44562	36
2011	$11.44562	$10.74626	35
2012	$10.74626	$12.03911	0
2013	$12.03911	$15.34589	0
2014	$15.34589	$16.74016	0
2015	$16.74016	$15.75340	0
2016	$15.75340	$17.93567	0
2017	$17.93567	$18.74440	0
2018	$18.74440	$15.57691	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.30720	$19.48069	925
2010	$19.48069	$20.91040	914
2011	$20.91040	$21.86177	829
2012	$21.86177	$25.20419	570
2013	$25.20419	$22.49346	557
2014	$22.49346	$22.63673	532
2015	$22.63673	$21.88070	442
2016	$21.88070	$23.66746	410
2017	$23.66746	$25.37236	382
2018	$25.37236	$23.06879	355
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.71483	$13.57858	0
2010	$13.57858	$15.14701	0
2011	$15.14701	$16.15680	0
2012	$16.15680	$18.26584	0
2013	$18.26584	$21.37869	0
2014	$21.37869	$21.85369	0
2015	$21.85369	$22.70081	0
2016	$22.70081	$23.40857	0
2017	$23.40857	$28.79681	0
2018	$28.79681	$27.66823	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.32022	$11.85372	1,642
2010	$11.85372	$14.24508	1,537
2011	$14.24508	$13.54382	1,442
2012	$13.54382	$15.15097	1,290
2013	$15.15097	$21.94356	1,192
2014	$21.94356	$22.82824	1,092
2015	$22.82824	$25.06121	999
2016	$25.06121	$24.11282	77
2017	$24.11282	$33.76717	78
2018	$33.76717	$35.51806	64

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.23052	$11.67946	0
2010	$11.67946	$14.00699	0
2011	$14.00699	$13.28428	0
2012	$13.28428	$14.81856	0
2013	$14.81856	$21.41146	0
2014	$21.41146	$22.21773	0
2015	$22.21773	$24.33203	0
2016	$24.33203	$23.34313	0
2017	$23.34313	$32.61478	0
2018	$32.61478	$34.22881	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.10813	$9.40171	1,568
2010	$9.40171	$12.16360	1,428
2011	$12.16360	$11.04402	1,386
2012	$11.04402	$11.71852	1,535
2013	$11.71852	$15.75848	1,504
2014	$15.75848	$15.69708	1,459
2015	$15.69708	$14.43357	1,571
2016	$14.43357	$12.86991	0
2017	$12.86991	$17.44997	0
2018	$17.44997	$18.86468	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.50239	$18.22620	1,178
2010	$18.22620	$23.09158	1,063
2011	$23.09158	$23.86585	1,001
2012	$23.86585	$26.98847	702
2013	$26.98847	$26.85986	682
2014	$26.85986	$34.00305	503
2015	$34.00305	$33.89778	428
2016	$33.89778	$35.32883	347
2017	$35.32883	$35.55258	274
2018	$35.55258	$32.00298	255
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.16583	$11.51348	178
2010	$11.51348	$12.29121	176
2011	$12.29121	$11.85738	182
2012	$11.85738	$13.19834	116
2013	$13.19834	$16.70846	116
2014	$16.70846	$18.81486	117
2015	$18.81486	$19.00419	106
2016	$19.00419	$18.13756	101
2017	$18.13756	$22.44622	109
2018	$22.44622	$20.64735	97
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.59801	$10.22614	3,564
2010	$10.22614	$11.27037	3,632
2011	$11.27037	$11.06637	3,624
2012	$11.06637	$12.13363	6,344
2013	$12.13363	$13.39106	6,290
2014	$13.39106	$14.14777	6,241
2015	$14.14777	$13.91639	5,876
2016	$13.91639	$14.28791	5,714
2017	$14.28791	$15.22807	5,716
2018	$15.22807	$14.07075	5,403

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.17352	$10.57363	813
2010	$10.57363	$13.15146	673
2011	$13.15146	$12.97158	673
2012	$12.97158	$14.73768	672
2013	$14.73768	$19.55049	672
2014	$19.55049	$20.17869	671
2015	$20.17869	$20.98959	671
2016	$20.98959	$20.95806	671
2017	$20.95806	$26.33652	670
2018	$26.33652	$24.13597	335
Oppenheimer Global Fund/VA - Service Shares
2009	$12.78686	$17.42881	168
2010	$17.42881	$19.72445	516
2011	$19.72445	$17.64802	491
2012	$17.64802	$20.87695	0
2013	$20.87695	$25.93156	0
2014	$25.93156	$25.88512	0
2015	$25.88512	$26.24799	0
2016	$26.24799	$25.63437	0
2017	$25.63437	$34.18557	0
2018	$34.18557	$28.95869	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.08317	$13.99425	5,592
2010	$13.99425	$15.70994	5,089
2011	$15.70994	$15.46652	2,500
2012	$15.46652	$17.11615	4,062
2013	$17.11615	$16.67986	4,121
2014	$16.67986	$16.72105	3,644
2015	$16.72105	$15.94729	3,218
2016	$15.94729	$16.57630	2,982
2017	$16.57630	$17.19485	2,705
2018	$17.19485	$16.05512	2,623
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.53863	$11.94149	4,397
2010	$11.94149	$13.52866	4,342
2011	$13.52866	$13.19137	4,296
2012	$13.19137	$15.04478	3,441
2013	$15.04478	$19.34184	3,224
2014	$19.34184	$20.88590	3,028
2015	$20.88590	$21.06319	2,783
2016	$21.06319	$22.93106	1,633
2017	$22.93106	$26.16458	1,474
2018	$26.16458	$23.51958	1,439
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.98527	$16.04641	1,186
2010	$16.04641	$19.31406	1,159
2011	$19.31406	$18.44171	1,113
2012	$18.44171	$21.22412	850
2013	$21.22412	$29.19290	783
2014	$29.19290	$31.88143	769
2015	$31.88143	$29.28288	745
2016	$29.28288	$33.70538	0
2017	$33.70538	$37.55950	0
2018	$37.55950	$32.86560	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.29144	$6.71052	1,325
2010	$6.71052	$7.30403	1,223
2011	$7.30403	$7.71098	1,120
2012	$7.71098	$8.30898	1,021
2013	$8.30898	$8.09612	920
2014	$8.09612	$8.46724	821
2015	$8.46724	$8.34010	722
2016	$8.34010	$8.40692	626
2017	$8.40692	$8.58424	534
2018	$8.58424	$8.28638	441
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.24442	422
2010	$12.24442	$13.48626	416
2011	$13.48626	$13.44498	406
2012	$13.44498	$15.68844	311
2013	$15.68844	$20.31925	295
2014	$20.31925	$22.39048	289
2015	$22.39048	$21.23372	43
2016	$21.23372	$23.60388	38
2017	$23.60388	$27.42579	1,552
2018	$27.42579	$24.54834	1,455
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.12173	$9.97964	5,280
2010	$9.97964	$10.81792	5,433
2011	$10.81792	$10.87457	5,357
2012	$10.87457	$11.96906	4,675
2013	$11.96906	$13.82538	4,755
2014	$13.82538	$14.96655	4,298
2015	$14.96655	$14.47327	3,427
2016	$14.47327	$15.29126	1,863
2017	$15.29126	$17.21562	1,693
2018	$17.21562	$16.30979	1,658
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.02414	$13.25652	2,774
2010	$13.25652	$14.87108	2,765
2011	$14.87108	$14.48525	2,760
2012	$14.48525	$16.17887	2,752
2013	$16.17887	$18.90938	2,739
2014	$18.90938	$20.23812	2,732
2015	$20.23812	$19.82913	2,218
2016	$19.82913	$20.69818	2,214
2017	$20.69818	$23.35388	2,209
2018	$23.35388	$21.18460	2,207
Putnam VT Global Health Care Fund - Class IB
2009	$10.35643	$12.76367	0
2010	$12.76367	$12.79226	0
2011	$12.79226	$12.36532	0
2012	$12.36532	$14.78704	0
2013	$14.78704	$20.48950	0
2014	$20.48950	$25.58089	0
2015	$25.58089	$26.96894	0
2016	$26.96894	$23.38520	0
2017	$23.38520	$26.37680	0
2018	$26.37680	$25.64625	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.52981	$18.40732	207
2010	$18.40732	$18.33444	220
2011	$18.33444	$16.96408	237
2012	$16.96408	$17.42777	0
2013	$17.42777	$19.40128	0
2014	$19.40128	$21.74325	0
2015	$21.74325	$19.15823	0
2016	$19.15823	$19.11030	0
2017	$19.11030	$22.83951	0
2018	$22.83951	$22.23468	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.17473	$9.97259	7,393
2010	$9.97259	$9.75784	5,755
2011	$9.75784	$9.54579	5,402
2012	$9.54579	$9.33711	4,199
2013	$9.33711	$9.13355	4,010
2014	$9.13355	$8.93442	3,820
2015	$8.93442	$8.73963	2,941
2016	$8.73963	$8.54966	31,994
2017	$8.54966	$8.38423	2,523
2018	$8.38423	$8.29752	2,297
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04756	1,373
2017	$10.04756	$12.86684	1,372
2018	$12.86684	$12.88475	686
Putnam VT High Yield Fund - Class IB
2009	$11.39215	$16.73479	1,632
2010	$16.73479	$18.66690	1,594
2011	$18.66690	$18.57947	1,512
2012	$18.57947	$21.08079	1,091
2013	$21.08079	$22.23883	1,034
2014	$22.23883	$22.09080	975
2015	$22.09080	$20.45048	577
2016	$20.45048	$23.11420	422
2017	$23.11420	$24.19005	288
2018	$24.19005	$22.69851	238
Putnam VT Income Fund - Class IB
2009	$8.32890	$11.94754	4,690
2010	$11.94754	$12.83939	4,914
2011	$12.83939	$13.18701	4,669
2012	$13.18701	$14.28317	3,687
2013	$14.28317	$14.23184	3,772
2014	$14.23184	$14.81891	3,457
2015	$14.81891	$14.28295	2,693
2016	$14.28295	$14.25033	2,705
2017	$14.25033	$14.72055	2,602
2018	$14.72055	$14.42738	2,517

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.06894	$14.71248	725
2010	$14.71248	$15.83336	590
2011	$15.83336	$12.86435	588
2012	$12.86435	$15.33954	586
2013	$15.33954	$19.21548	583
2014	$19.21548	$17.52072	525
2015	$17.52072	$17.16099	0
2016	$17.16099	$16.37433	0
2017	$16.37433	$20.27633	0
2018	$20.27633	$16.04164	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.27440	$11.86744	2,515
2010	$11.86744	$13.22347	2,464
2011	$13.22347	$12.94000	2,359
2012	$12.94000	$14.78599	2,003
2013	$14.78599	$19.54217	1,903
2014	$19.54217	$21.77363	315
2015	$21.77363	$20.83307	0
2016	$20.83307	$22.83404	0
2017	$22.83404	$27.44378	0
2018	$27.44378	$24.79389	0
Putnam VT Research Fund - Class IB
2009	$9.07365	$11.82025	502
2010	$11.82025	$13.45498	474
2011	$13.45498	$12.93094	466
2012	$12.93094	$14.91333	69
2013	$14.91333	$19.45339	52
2014	$19.45339	$21.85495	46
2015	$21.85495	$21.04600	43
2016	$21.04600	$22.66155	39
2017	$22.66155	$27.34473	33
2018	$27.34473	$25.48622	31
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.26842	$13.27127	0
2010	$13.27127	$15.51959	513
2011	$15.51959	$14.40874	506
2012	$14.40874	$16.45438	430
2013	$16.45438	$21.95896	429
2014	$21.95896	$24.37542	214
2015	$24.37542	$23.77247	0
2016	$23.77247	$25.06451	0
2017	$25.06451	$31.68541	0
2018	$31.68541	$30.51874	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.68538	$8.91256	414,170
2010	$8.91256	$10.25560	390,878
2011	$10.25560	$9.81187	328,026
2012	$9.81187	$11.21398	263,639
2013	$11.21398	$14.45166	208,215
2014	$14.45166	$15.87939	124,565
2015	$15.87939	$15.69182	86,931
2016	$15.69182	$16.63677	67,976
2017	$16.63677	$19.90796	50,454
2018	$19.90796	$18.28935	43,119
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.21932	$10.02628	20,638
2010	$10.02628	$11.10483	24,739
2011	$11.10483	$10.88193	31,381
2012	$10.88193	$11.94889	27,650
2013	$11.94889	$13.31069	15,569
2014	$13.31069	$13.65067	15,606
2015	$13.65067	$13.36238	15,282
2016	$13.36238	$13.83830	14,953
2017	$13.83830	$15.36200	14,697
2018	$15.36200	$14.47258	9,232
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.50741	$9.49720	42,398
2010	$9.49720	$10.68550	24,372
2011	$10.68550	$10.38539	20,099
2012	$10.38539	$11.55571	20,090
2013	$11.55571	$13.15002	19,948
2014	$13.15002	$13.53561	9,709
2015	$13.53561	$13.25926	8,703
2016	$13.25926	$13.80620	4,676
2017	$13.80620	$15.79700	4,470
2018	$15.79700	$14.60005	5,881
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.98311	$9.01472	14,671
2010	$9.01472	$10.28120	11,064
2011	$10.28120	$9.83179	11,005
2012	$9.83179	$11.14396	9,303
2013	$11.14396	$13.31467	1,342
2014	$13.31467	$13.72449	1,336
2015	$13.72449	$13.43474	1,329
2016	$13.43474	$14.06445	1,323
2017	$14.06445	$16.70619	1,327
2018	$16.70619	$15.11538	1,326

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.48118	$10.69639	42,972
2010	$10.69639	$11.29002	26,391
2011	$11.29002	$11.26526	16,487
2012	$11.26526	$11.77943	16,734
2013	$11.77943	$12.19595	11,555
2014	$12.19595	$12.42670	5,977
2015	$12.42670	$12.15944	40,085
2016	$12.15944	$12.46586	6,930
2017	$12.46586	$13.29387	7,005
2018	$13.29387	$12.78418	8,014
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.61848	5,207
2016	$18.61848	$18.33484	4,791
2017	$18.33484	$24.21170	2,984
2018	$24.21170	$26.73435	3,384
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.92778	$8.61072	97,080
2010	$8.61072	$9.72205	76,446
2011	$9.72205	$9.73849	69,814
2012	$9.73849	$11.08134	69,766
2013	$11.08134	$14.38498	62,988
2014	$14.38498	$16.03741	53,332
2015	$16.03741	$15.95325	45,964
2016	$15.95325	$17.51869	37,045
2017	$17.51869	$20.93217	31,564
2018	$20.93217	$19.62361	30,305
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.66320	$9.16393	126,233
2010	$9.16393	$11.59503	127,785
2011	$11.59503	$10.17259	99,189
2012	$10.17259	$11.46826	88,208
2013	$11.46826	$15.33425	60,494
2014	$15.33425	$16.00064	50,381
2015	$16.00064	$15.48976	36,088
2016	$15.48976	$17.06174	27,349
2017	$17.06174	$20.24008	22,960
2018	$20.24008	$16.97467	18,978
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.34538	$12.88443	320,788
2010	$12.88443	$14.79456	269,363
2011	$14.79456	$14.91011	221,946
2012	$14.91011	$16.46714	167,346
2013	$16.46714	$21.00305	137,879
2014	$21.00305	$22.55743	106,678
2015	$22.55743	$21.99693	86,383
2016	$21.99693	$24.16413	66,873
2017	$24.16413	$27.55208	60,003
2018	$27.55208	$25.87067	55,131

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.24386	$12.33504	1,176,879
2010	$12.33504	$13.67738	1,056,219
2011	$13.67738	$13.78132	908,749
2012	$13.78132	$15.27759	756,563
2013	$15.27759	$17.13076	640,191
2014	$17.13076	$17.63654	486,642
2015	$17.63654	$16.13172	370,061
2016	$16.13172	$18.10230	302,008
2017	$18.10230	$19.53898	276,088
2018	$19.53898	$18.39956	251,509
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.69452	$9.82352	661,491
2010	$9.82352	$10.78780	589,255
2011	$10.78780	$10.45672	538,908
2012	$10.45672	$11.56312	488,472
2013	$11.56312	$14.63781	377,225
2014	$14.63781	$16.20007	257,544
2015	$16.20007	$16.83907	189,452
2016	$16.83907	$16.27501	155,057
2017	$16.27501	$20.51942	97,513
2018	$20.51942	$19.89555	76,863
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.53835	$10.36174	204,171
2010	$10.36174	$11.41650	203,468
2011	$11.41650	$10.90282	165,956
2012	$10.90282	$12.16227	129,794
2013	$12.16227	$15.27428	109,632
2014	$15.27428	$15.88949	100,049
2015	$15.88949	$15.06606	84,606
2016	$15.06606	$16.63249	69,905
2017	$16.63249	$17.77652	58,828
2018	$17.77652	$15.53041	49,394
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.26113	$13.96880	456,695
2010	$13.96880	$15.28577	413,760
2011	$15.28577	$14.88645	328,778
2012	$14.88645	$16.73584	258,164
2013	$16.73584	$21.12444	208,084
2014	$21.12444	$22.26915	175,544
2015	$22.26915	$20.83316	122,970
2016	$20.83316	$23.79520	107,666
2017	$23.79520	$25.37328	99,372
2018	$25.37328	$22.70448	72,679
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.87257	$17.63237	203,382
2010	$17.63237	$22.24947	178,119
2011	$22.24947	$21.07302	159,996
2012	$21.07302	$24.55037	130,689
2013	$24.55037	$32.91546	95,172
2014	$32.91546	$32.57700	69,221
2015	$32.57700	$29.69076	53,797
2016	$29.69076	$38.04094	38,509
2017	$38.04094	$41.42643	33,331
2018	$41.42643	$35.51586	26,602

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.68140	$16.50493	6,474
2010	$16.50493	$20.72958	6,329
2011	$20.72958	$19.41509	5,300
2012	$19.41509	$21.17883	4,441
2013	$21.17883	$28.79465	3,826
2014	$28.79465	$30.45417	3,533
2015	$30.45417	$29.17348	3,247
2016	$29.17348	$29.90811	3,138
2017	$29.90811	$35.73338	2,930
2018	$35.73338	$33.27418	2,910
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.74834	$11.91938	489,931
2010	$11.91938	$12.34963	474,324
2011	$12.34963	$12.84419	442,131
2012	$12.84419	$12.87796	416,091
2013	$12.87796	$12.38951	386,826
2014	$12.38951	$12.60513	334,908
2015	$12.60513	$12.46355	271,232
2016	$12.46355	$12.34732	251,523
2017	$12.34732	$12.31452	238,872
2018	$12.31452	$12.15883	216,134
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.35805	$32.87945	82,067
2010	$32.87945	$38.04754	74,938
2011	$38.04754	$31.50626	70,883
2012	$31.50626	$35.08492	53,993
2013	$35.08492	$34.20866	41,921
2014	$34.20866	$30.83967	35,644
2015	$30.83967	$24.39962	24,128
2016	$24.39962	$28.20107	16,893
2017	$28.20107	$38.97018	12,530
2018	$38.97018	$32.29076	11,473
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.73594	$18.52480	462,135
2010	$18.52480	$19.76305	416,002
2011	$19.76305	$17.38092	349,257
2012	$17.38092	$20.22251	306,522
2013	$20.22251	$24.47252	254,896
2014	$24.47252	$21.40241	212,838
2015	$21.40241	$19.69454	167,645
2016	$19.69454	$20.77296	132,225
2017	$20.77296	$23.85680	102,163
2018	$23.85680	$19.85073	87,004
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.63169	$20.59307	16,455
2010	$20.59307	$23.19386	16,292
2011	$23.19386	$22.62720	12,353
2012	$22.62720	$25.62130	2,411
2013	$25.62130	$25.62470	3,016
2014	$25.62470	$25.67952	2,933
2015	$25.67952	$24.18330	2,435
2016	$24.18330	$24.49920	2,117
2017	$24.49920	$24.57553	2,231
2018	$24.57553	$24.65192	2,051

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.60331	$12.39414	91,359
2010	$12.39414	$14.58366	83,468
2011	$14.58366	$13.43509	71,038
2012	$13.43509	$14.99225	52,770
2013	$14.99225	$20.62541	42,685
2014	$20.62541	$21.95548	28,312
2015	$21.95548	$22.63271	23,075
2016	$22.63271	$22.72308	19,966
2017	$22.72308	$28.40753	19,292
2018	$28.40753	$26.86654	17,259
Invesco V.I. American Value Fund - Series I
2009	$9.10141	$12.46838	80,040
2010	$12.46838	$14.99935	74,826
2011	$14.99935	$14.89743	33,214
2012	$14.89743	$17.19716	27,133
2013	$17.19716	$22.72310	22,062
2014	$22.72310	$24.54225	17,611
2015	$24.54225	$21.94753	16,770
2016	$21.94753	$24.94614	12,279
2017	$24.94614	$26.99718	8,994
2018	$26.99718	$23.20599	6,419
Invesco V.I. American Value Fund - Series II
2009	$9.04850	$12.39171	137,628
2010	$12.39171	$14.89981	113,213
2011	$14.89981	$14.78458	96,736
2012	$14.78458	$17.03330	79,808
2013	$17.03330	$22.45054	60,703
2014	$22.45054	$24.18759	44,452
2015	$24.18759	$21.57517	33,255
2016	$21.57517	$24.46440	24,378
2017	$24.46440	$26.40813	19,750
2018	$26.40813	$22.64292	17,179
Invesco V.I. Comstock Fund - Series II
2009	$8.05934	$10.18425	420,385
2010	$10.18425	$11.59554	363,992
2011	$11.59554	$11.17097	274,028
2012	$11.17097	$13.07334	218,950
2013	$13.07334	$17.45249	157,198
2014	$17.45249	$18.73801	110,395
2015	$18.73801	$17.29775	73,145
2016	$17.29775	$19.91528	51,779
2017	$19.91528	$23.04475	42,131
2018	$23.04475	$19.87238	34,234
Invesco V.I. Equity and Income Fund - Series II
2009	$9.93687	$11.97799	319,241
2010	$11.97799	$13.20585	288,945
2011	$13.20585	$12.82739	218,094
2012	$12.82739	$14.18670	184,583
2013	$14.18670	$17.43556	156,838
2014	$17.43556	$18.66264	130,364
2015	$18.66264	$17.89108	65,015
2016	$17.89108	$20.21956	48,836
2017	$20.21956	$22.04451	42,277
2018	$22.04451	$19.58237	34,675

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.47083	$15.23135	303,451
2010	$15.23135	$16.81680	282,302
2011	$16.81680	$16.17565	248,084
2012	$16.17565	$18.20175	205,120
2013	$18.20175	$23.96110	158,397
2014	$23.96110	$25.92995	119,484
2015	$25.92995	$24.67225	94,635
2016	$24.67225	$28.99880	72,738
2017	$28.99880	$32.54566	59,508
2018	$32.54566	$27.67319	52,432
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.60859	$11.70869	22,391
2010	$11.70869	$14.66536	20,707
2011	$14.66536	$13.08165	18,347
2012	$13.08165	$14.36991	17,567
2013	$14.36991	$19.31781	12,156
2014	$19.31781	$20.47291	9,232
2015	$20.47291	$20.35727	7,948
2016	$20.35727	$20.14914	7,326
2017	$20.14914	$24.22088	6,025
2018	$24.22088	$22.43412	5,586
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.42623	$12.45916	332,066
2010	$12.45916	$13.77099	301,339
2011	$13.77099	$14.14654	255,685
2012	$14.14654	$15.66588	233,070
2013	$15.66588	$16.67676	196,169
2014	$16.67676	$17.12498	151,531
2015	$17.12498	$16.59468	110,626
2016	$16.59468	$18.31323	83,044
2017	$18.31323	$19.68349	74,565
2018	$19.68349	$18.59085	62,181
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.55215	$11.84196	109,583
2010	$11.84196	$13.87113	95,400
2011	$13.87113	$13.03815	88,093
2012	$13.03815	$14.18803	66,896
2013	$14.18803	$18.95535	52,434
2014	$18.95535	$19.98613	39,269
2015	$19.98613	$18.99103	21,599
2016	$18.99103	$21.63256	15,388
2017	$21.63256	$23.96733	13,753
2018	$23.96733	$21.66106	12,613
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.13730	$9.52123	333,553
2010	$9.52123	$11.00149	275,904
2011	$11.00149	$10.16857	220,574
2012	$10.16857	$11.21606	203,565
2013	$11.21606	$15.00017	157,549
2014	$15.00017	$15.89131	64,109
2015	$15.89131	$15.19088	51,116
2016	$15.19088	$17.50852	46,423
2017	$17.50852	$19.53711	33,920
2018	$19.53711	$17.65940	28,308

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.83697	$12.65750	127,029
2010	$12.65750	$15.31195	111,055
2011	$15.31195	$13.55483	76,483
2012	$13.55483	$15.21981	65,856
2013	$15.21981	$20.53149	46,742
2014	$20.53149	$21.43135	37,077
2015	$21.43135	$21.66484	24,415
2016	$21.66484	$21.58429	22,617
2017	$21.58429	$26.10933	16,432
2018	$26.10933	$24.95022	13,079
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.73151	$9.63358	313,448
2010	$9.63358	$11.89151	279,411
2011	$11.89151	$11.23329	229,133
2012	$11.23329	$12.66212	195,171
2013	$12.66212	$16.23895	153,746
2014	$16.23895	$17.82300	109,675
2015	$17.82300	$16.87534	78,427
2016	$16.87534	$19.33052	59,481
2017	$19.33052	$20.32397	54,665
2018	$20.32397	$16.99192	36,173
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.88232	$20.33650	65,956
2010	$20.33650	$21.96286	62,028
2011	$21.96286	$23.10258	54,786
2012	$23.10258	$26.79843	46,091
2013	$26.79843	$24.06303	45,353
2014	$24.06303	$24.36487	35,085
2015	$24.36487	$23.69564	29,418
2016	$23.69564	$25.78733	25,001
2017	$25.78733	$27.81164	22,247
2018	$27.81164	$25.43977	20,252
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$11.04754	$14.08605	226,866
2010	$14.08605	$15.80940	197,080
2011	$15.80940	$16.96656	161,094
2012	$16.96656	$19.29923	125,040
2013	$19.29923	$22.72661	101,184
2014	$22.72661	$23.37403	79,540
2015	$23.37403	$24.42901	43,659
2016	$24.42901	$25.34467	31,201
2017	$25.34467	$31.36653	19,720
2018	$31.36653	$30.31985	13,715
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.53240	$12.27210	67,644
2010	$12.27210	$14.83818	58,516
2011	$14.83818	$14.19407	56,387
2012	$14.19407	$15.97602	41,660
2013	$15.97602	$23.28026	23,028
2014	$23.28026	$24.36736	20,724
2015	$24.36736	$26.91495	16,003
2016	$26.91495	$26.05481	8,829
2017	$26.05481	$36.70648	7,696
2018	$36.70648	$38.84369	6,057

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.44008	$12.09163	26,990
2010	$12.09163	$14.59015	22,022
2011	$14.59015	$13.92204	21,100
2012	$13.92204	$15.62548	19,567
2013	$15.62548	$22.71570	13,216
2014	$22.71570	$23.71566	12,370
2015	$23.71566	$26.13180	9,953
2016	$26.13180	$25.22310	9,955
2017	$25.22310	$35.45375	8,485
2018	$35.45375	$37.43370	7,530
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.20908	$9.61568	186,191
2010	$9.61568	$12.51662	148,828
2011	$12.51662	$11.43415	133,416
2012	$11.43415	$12.20711	129,237
2013	$12.20711	$16.51611	87,252
2014	$16.51611	$16.55270	62,450
2015	$16.55270	$15.31374	51,415
2016	$15.31374	$13.73827	44,438
2017	$13.73827	$18.73960	28,749
2018	$18.73960	$20.38160	21,299
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$15.04756	$19.02752	125,186
2010	$19.02752	$24.25439	104,933
2011	$24.25439	$25.22104	92,839
2012	$25.22104	$28.69627	78,744
2013	$28.69627	$28.73476	69,490
2014	$28.73476	$36.59943	50,182
2015	$36.59943	$36.70990	37,557
2016	$36.70990	$38.49349	31,354
2017	$38.49349	$38.97089	25,720
2018	$38.97089	$35.29257	22,474
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.45397	$11.99283	462,878
2010	$11.99283	$12.88139	415,802
2011	$12.88139	$12.50280	321,140
2012	$12.50280	$14.00229	253,964
2013	$14.00229	$17.83491	196,192
2014	$17.83491	$20.20647	145,759
2015	$20.20647	$20.53500	109,487
2016	$20.53500	$19.71844	86,534
2017	$19.71844	$24.54973	74,882
2018	$24.54973	$22.71910	63,404
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.92119	$10.67560	127,991
2010	$10.67560	$11.83786	117,180
2011	$11.83786	$11.69473	101,343
2012	$11.69473	$12.90144	91,675
2013	$12.90144	$14.32576	78,628
2014	$14.32576	$15.22812	70,986
2015	$15.22812	$15.07096	52,436
2016	$15.07096	$15.56796	48,100
2017	$15.56796	$16.69240	45,248
2018	$16.69240	$15.51722	35,500

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.48079	$11.03842	34,131
2010	$11.03842	$13.81367	28,946
2011	$13.81367	$13.70814	31,963
2012	$13.70814	$15.67028	29,897
2013	$15.67028	$20.91506	26,038
2014	$20.91506	$21.71956	24,233
2015	$21.71956	$22.73096	22,483
2016	$22.73096	$22.83565	20,603
2017	$22.83565	$28.86891	10,516
2018	$28.86891	$26.61708	9,058
Oppenheimer Global Fund/VA - Service Shares
2009	$13.26733	$18.19464	102,975
2010	$18.19464	$20.71730	85,054
2011	$20.71730	$18.64993	74,086
2012	$18.64993	$22.19779	53,562
2013	$22.19779	$27.74119	40,892
2014	$27.74119	$27.86139	29,708
2015	$27.86139	$28.42528	20,386
2016	$28.42528	$27.93060	12,282
2017	$27.93060	$37.47222	10,997
2018	$37.47222	$31.93525	10,124
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.53721	$14.60909	670,287
2010	$14.60909	$16.50070	582,180
2011	$16.50070	$16.34442	475,810
2012	$16.34442	$18.19890	465,136
2013	$18.19890	$17.84381	381,730
2014	$17.84381	$17.99761	305,506
2015	$17.99761	$17.27010	239,275
2016	$17.27010	$18.06108	186,866
2017	$18.06108	$18.84804	171,391
2018	$18.84804	$17.70530	139,470
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.89710	$12.46629	584,230
2010	$12.46629	$14.20974	509,223
2011	$14.20974	$13.94030	448,432
2012	$13.94030	$15.99665	381,051
2013	$15.99665	$20.69161	292,946
2014	$20.69161	$22.48047	210,360
2015	$22.48047	$22.81036	153,227
2016	$22.81036	$24.98502	118,975
2017	$24.98502	$28.68005	96,859
2018	$28.68005	$25.93695	80,498
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.43569	$16.75164	149,396
2010	$16.75164	$20.28643	121,390
2011	$20.28643	$19.48877	105,259
2012	$19.48877	$22.56703	90,368
2013	$22.56703	$31.23020	67,802
2014	$31.23020	$34.31554	50,103
2015	$34.31554	$31.71202	39,220
2016	$31.71202	$36.72455	29,712
2017	$36.72455	$41.17068	22,506
2018	$41.17068	$36.24380	19,112

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.45709	$6.92944	739,474
2010	$6.92944	$7.58855	603,480
2011	$7.58855	$8.06033	487,812
2012	$8.06033	$8.73884	471,302
2013	$8.73884	$8.56721	435,034
2014	$8.56721	$9.01488	333,061
2015	$9.01488	$8.93399	250,751
2016	$8.93399	$9.06064	195,633
2017	$9.06064	$9.30756	155,204
2018	$9.30756	$9.03900	122,952
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.78258	270,276
2010	$12.78258	$14.16530	240,229
2011	$14.16530	$14.20840	203,258
2012	$14.20840	$16.68114	174,991
2013	$16.68114	$21.73738	137,676
2014	$21.73738	$24.10008	96,147
2015	$24.10008	$22.99523	80,032
2016	$22.99523	$25.71833	60,027
2017	$25.71833	$30.06275	102,526
2018	$30.06275	$27.07166	78,571
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.42697	$10.41818	144,056
2010	$10.41818	$11.36253	130,769
2011	$11.36253	$11.49194	120,765
2012	$11.49194	$12.72633	100,574
2013	$12.72633	$14.79023	89,907
2014	$14.79023	$16.10923	71,290
2015	$16.10923	$15.67388	62,171
2016	$15.67388	$16.66099	51,366
2017	$16.66099	$18.87082	49,218
2018	$18.87082	$17.98620	42,690
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.40085	$13.83903	89,383
2010	$13.83903	$15.61967	78,587
2011	$15.61967	$15.30752	65,430
2012	$15.30752	$17.20238	46,262
2013	$17.20238	$20.22889	41,476
2014	$20.22889	$21.78312	33,557
2015	$21.78312	$21.47384	21,420
2016	$21.47384	$22.55205	17,183
2017	$22.55205	$25.59902	16,392
2018	$25.59902	$23.36186	14,787
Putnam VT Global Health Care Fund - Class IB
2009	$10.74567	$13.32457	27,216
2010	$13.32457	$13.43630	27,103
2011	$13.43630	$13.06738	22,709
2012	$13.06738	$15.72262	20,443
2013	$15.72262	$21.91935	17,546
2014	$21.91935	$27.53376	14,661
2015	$27.53376	$29.20583	12,211
2016	$29.20583	$25.47984	10,690
2017	$25.47984	$28.91270	8,144
2018	$28.91270	$28.28222	8,334

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$18.18831	$19.21594	25,166
2010	$19.21594	$19.25717	24,394
2011	$19.25717	$17.92697	21,215
2012	$17.92697	$18.53025	14,695
2013	$18.53025	$20.75513	13,586
2014	$20.75513	$23.40316	8,541
2015	$23.40316	$20.74734	3,452
2016	$20.74734	$20.82198	3,281
2017	$20.82198	$25.03523	1,516
2018	$25.03523	$24.51986	856
Putnam VT Government Money Market Fund - Class IB
2009	$10.55704	$10.41078	1,045,501
2010	$10.41078	$10.24909	909,223
2011	$10.24909	$10.08771	817,149
2012	$10.08771	$9.92787	700,211
2013	$9.92787	$9.77099	664,568
2014	$9.77099	$9.61659	489,731
2015	$9.61659	$9.46464	415,951
2016	$9.46464	$9.31555	354,531
2017	$9.31555	$9.19041	337,260
2018	$9.19041	$9.15043	273,837
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05461	77,662
2017	$10.05461	$12.95348	63,281
2018	$12.95348	$13.05008	54,727
Putnam VT High Yield Fund - Class IB
2009	$11.82019	$17.46993	183,498
2010	$17.46993	$19.60638	165,844
2011	$19.60638	$19.63395	140,532
2012	$19.63395	$22.41418	113,633
2013	$22.41418	$23.79047	91,399
2014	$23.79047	$23.77706	72,646
2015	$23.77706	$22.14661	57,285
2016	$22.14661	$25.18430	45,607
2017	$25.18430	$26.51546	39,672
2018	$26.51546	$25.03118	33,760
Putnam VT Income Fund - Class IB
2009	$8.64192	$12.47244	619,477
2010	$12.47244	$13.48565	546,039
2011	$13.48565	$13.93547	445,768
2012	$13.93547	$15.18665	403,067
2013	$15.18665	$15.22488	349,813
2014	$15.22488	$15.95014	271,554
2015	$15.95014	$15.46755	209,002
2016	$15.46755	$15.52662	165,601
2017	$15.52662	$16.13567	141,581
2018	$16.13567	$15.91005	107,845

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.52250	$15.35906	145,629
2010	$15.35906	$16.63045	133,045
2011	$16.63045	$13.59484	120,706
2012	$13.59484	$16.31020	103,528
2013	$16.31020	$20.55663	77,716
2014	$20.55663	$18.85862	65,975
2015	$18.85862	$18.58476	53,100
2016	$18.58476	$17.84134	45,564
2017	$17.84134	$22.22610	34,295
2018	$22.22610	$17.69080	30,979
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.62299	$12.38902	54,368
2010	$12.38902	$13.88923	51,133
2011	$13.88923	$13.67469	47,305
2012	$13.67469	$15.72153	35,820
2013	$15.72153	$20.90601	31,256
2014	$20.90601	$23.43606	28,781
2015	$23.43606	$22.56125	27,117
2016	$22.56125	$24.87945	24,441
2017	$24.87945	$30.08234	23,972
2018	$30.08234	$27.34232	23,163
Putnam VT Research Fund - Class IB
2009	$9.41469	$12.33975	13,193
2010	$12.33975	$14.13239	10,427
2011	$14.13239	$13.66512	8,739
2012	$13.66512	$15.85694	6,755
2013	$15.85694	$20.81104	5,900
2014	$20.81104	$23.52360	4,878
2015	$23.52360	$22.79187	4,138
2016	$22.79187	$24.69154	3,780
2017	$24.69154	$29.97380	2,614
2018	$29.97380	$28.10584	2,351
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.65438	$13.85454	43,295
2010	$13.85454	$16.30093	67,256
2011	$16.30093	$15.22683	59,876
2012	$15.22683	$17.49552	50,327
2013	$17.49552	$23.49150	39,966
2014	$23.49150	$26.23654	38,522
2015	$26.23654	$25.74456	37,589
2016	$25.74456	$27.30980	32,119
2017	$27.30980	$34.73186	30,238
2018	$34.73186	$33.65567	29,347
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.30

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.52281	$8.61632	0
2010	$8.61632	$9.82414	0
2011	$9.82414	$9.31329	0
2012	$9.31329	$10.54660	0
2013	$10.54660	$13.46738	0
2014	$13.46738	$14.66256	0
2015	$14.66256	$14.35684	0
2016	$14.35684	$15.08259	0
2017	$15.08259	$17.88567	0
2018	$17.88567	$16.28268	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.01957	$9.69318	0
2010	$9.69318	$10.63780	0
2011	$10.63780	$10.32916	0
2012	$10.32916	$11.23797	0
2013	$11.23797	$12.40430	0
2014	$12.40430	$12.60480	0
2015	$12.60480	$12.22574	0
2016	$12.22574	$12.54571	0
2017	$12.54571	$13.80165	0
2018	$13.80165	$12.88487	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.32493	$9.18163	0
2010	$9.18163	$10.23607	0
2011	$10.23607	$9.85780	0
2012	$9.85780	$10.86812	0
2013	$10.86812	$12.25452	0
2014	$12.25452	$12.49849	0
2015	$12.49849	$12.13131	0
2016	$12.13131	$12.51655	0
2017	$12.51655	$14.19241	0
2018	$14.19241	$12.99828	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.81334	$8.71513	0
2010	$8.71513	$9.84872	0
2011	$9.84872	$9.33225	0
2012	$9.33225	$10.48080	0
2013	$10.48080	$12.40788	0
2014	$12.40788	$12.67280	0
2015	$12.67280	$12.29177	0
2016	$12.29177	$12.75057	0
2017	$12.75057	$15.00914	0
2018	$15.00914	$13.45696	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.25083	$10.34112	0
2010	$10.34112	$10.81526	0
2011	$10.81526	$10.69312	0
2012	$10.69312	$11.07867	0
2013	$11.07867	$11.36554	0
2014	$11.36554	$11.47466	0
2015	$11.47466	$11.12518	0
2016	$11.12518	$11.30153	0
2017	$11.30153	$11.94364	0
2018	$11.94364	$11.38176	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.03465	0
2016	$17.03465	$16.62216	0
2017	$16.62216	$21.75249	0
2018	$21.75249	$23.80153	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.75933	$8.32452	0
2010	$8.32452	$9.31304	0
2011	$9.31304	$9.24366	0
2012	$9.24366	$10.42188	0
2013	$10.42188	$13.40530	0
2014	$13.40530	$14.80856	0
2015	$14.80856	$14.59614	0
2016	$14.59614	$15.88228	0
2017	$15.88228	$18.80604	0
2018	$18.80604	$17.47073	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.50117	$8.85937	0
2010	$8.85937	$11.10732	0
2011	$11.10732	$9.65570	0
2012	$9.65570	$10.78576	0
2013	$10.78576	$14.28992	0
2014	$14.28992	$14.77454	0
2015	$14.77454	$14.17197	0
2016	$14.17197	$15.46787	0
2017	$15.46787	$18.18406	0
2018	$18.18406	$15.11221	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.78221	$12.07164	1,094
2010	$12.07164	$13.73464	1,085
2011	$13.73464	$13.71560	400
2012	$13.71560	$15.00904	388
2013	$15.00904	$18.96837	133
2014	$18.96837	$20.18586	132
2015	$20.18586	$19.50424	131
2016	$19.50424	$21.23051	131
2017	$21.23051	$23.98914	130
2018	$23.98914	$22.32123	129

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.85569	$11.70909	0
2010	$11.70909	$12.86468	0
2011	$12.86468	$12.84417	0
2012	$12.84417	$14.10818	0
2013	$14.10818	$15.67488	0
2014	$15.67488	$15.99009	0
2015	$15.99009	$14.49194	0
2016	$14.49194	$16.11397	0
2017	$16.11397	$17.23617	8,188
2018	$17.23617	$16.08412	7,777
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.39983	$9.36091	6,662
2010	$9.36091	$10.18585	6,770
2011	$10.18585	$9.78314	7,683
2012	$9.78314	$10.71913	2,016
2013	$10.71913	$13.44537	1,835
2014	$13.44537	$14.74430	1,712
2015	$14.74430	$15.18572	1,104
2016	$15.18572	$14.54317	482
2017	$14.54317	$18.17085	482
2018	$18.17085	$17.45884	482
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.33086	$10.01754	197
2010	$10.01754	$10.93644	195
2011	$10.93644	$10.34899	194
2012	$10.34899	$11.43864	192
2013	$11.43864	$14.23423	191
2014	$14.23423	$14.67212	190
2015	$14.67212	$13.78450	188
2016	$13.78450	$15.07891	187
2017	$15.07891	$15.97090	186
2018	$15.97090	$13.82658	185
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.64807	$13.08757	0
2010	$13.08757	$14.19059	0
2011	$14.19059	$13.69373	0
2012	$13.69373	$15.25383	0
2013	$15.25383	$19.07786	0
2014	$19.07786	$19.92774	0
2015	$19.92774	$18.47219	0
2016	$18.47219	$20.90616	0
2017	$20.90616	$22.09180	0
2018	$22.09180	$19.58915	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.11740	$16.51995	4,515
2010	$16.51995	$20.65536	3,165
2011	$20.65536	$19.38459	3,074
2012	$19.38459	$22.37637	2,032
2013	$22.37637	$29.72656	1,947
2014	$29.72656	$29.15171	1,846
2015	$29.15171	$26.32585	1,747
2016	$26.32585	$33.42228	1,532
2017	$33.42228	$36.06882	476
2018	$36.06882	$30.64252	451

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.04542	$15.46369	0
2010	$15.46369	$19.24444	0
2011	$19.24444	$17.85955	0
2012	$17.85955	$19.30333	0
2013	$19.30333	$26.00494	0
2014	$26.00494	$27.25209	0
2015	$27.25209	$25.86725	0
2016	$25.86725	$26.27675	0
2017	$26.27675	$31.11200	0
2018	$31.11200	$28.70847	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.25516	$11.31460	0
2010	$11.31460	$11.61584	0
2011	$11.61584	$11.97087	0
2012	$11.97087	$11.89229	0
2013	$11.89229	$11.33658	0
2014	$11.33658	$11.42840	0
2015	$11.42840	$11.19672	0
2016	$11.19672	$10.99113	0
2017	$10.99113	$10.86315	0
2018	$10.86315	$10.62874	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.30449	$30.80595	157
2010	$30.80595	$35.32266	92
2011	$35.32266	$28.98268	91
2012	$28.98268	$31.97882	95
2013	$31.97882	$30.89498	64
2014	$30.89498	$27.59745	64
2015	$27.59745	$21.63442	64
2016	$21.63442	$24.77721	63
2017	$24.77721	$33.93080	63
2018	$33.93080	$27.86037	63
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$12.98830	$17.35634	3,016
2010	$17.35634	$18.34734	2,985
2011	$18.34734	$15.98841	3,679
2012	$15.98841	$18.43185	1,315
2013	$18.43185	$22.10172	725
2014	$22.10172	$19.15209	777
2015	$19.15209	$17.46247	775
2016	$17.46247	$18.25070	230
2017	$18.25070	$20.77131	133
2018	$20.77131	$17.12681	107
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.67217	$19.29436	0
2010	$19.29436	$21.53257	0
2011	$21.53257	$20.81486	0
2012	$20.81486	$23.35311	0
2013	$23.35311	$23.14262	0
2014	$23.14262	$22.98001	0
2015	$22.98001	$21.44307	0
2016	$21.44307	$21.52509	0
2017	$21.52509	$21.39757	0
2018	$21.39757	$21.26979	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.18929	$11.61215	12,635
2010	$11.61215	$13.53873	9,787
2011	$13.53873	$12.35859	9,206
2012	$12.35859	$13.66457	8,713
2013	$13.66457	$18.62708	8,295
2014	$18.62708	$19.64696	7,798
2015	$19.64696	$20.06775	7,312
2016	$20.06775	$19.96414	6,618
2017	$19.96414	$24.73371	1,265
2018	$24.73371	$23.18016	1,258
Invesco V.I. American Value Fund - Series I
2009	$8.71910	$11.83546	963
2010	$11.83546	$14.10789	913
2011	$14.10789	$13.88413	859
2012	$13.88413	$15.88053	812
2013	$15.88053	$20.79166	112
2014	$20.79166	$22.25082	106
2015	$22.25082	$19.71629	101
2016	$19.71629	$22.20565	95
2017	$22.20565	$23.81490	0
2018	$23.81490	$20.28519	0
Invesco V.I. American Value Fund - Series II
2009	$8.66840	$11.76263	150
2010	$11.76263	$14.01422	149
2011	$14.01422	$13.77891	395
2012	$13.77891	$15.72917	375
2013	$15.72917	$20.54222	331
2014	$20.54222	$21.92924	314
2015	$21.92924	$19.38174	321
2016	$19.38174	$21.77678	143
2017	$21.77678	$23.29522	142
2018	$23.29522	$19.79292	142
Invesco V.I. Comstock Fund - Series II
2009	$7.72077	$9.66720	2,369
2010	$9.66720	$10.90627	2,332
2011	$10.90627	$10.41102	2,320
2012	$10.41102	$12.07231	549
2013	$12.07231	$15.96889	530
2014	$15.96889	$16.98833	512
2015	$16.98833	$15.53906	244
2016	$15.53906	$17.72733	243
2017	$17.72733	$20.32825	243
2018	$20.32825	$17.37107	243
Invesco V.I. Equity and Income Fund - Series II
2009	$9.51956	$11.37006	2,501
2010	$11.37006	$12.42106	2,466
2011	$12.42106	$11.95498	2,429
2012	$11.95498	$13.10065	2,396
2013	$13.10065	$15.95363	2,363
2014	$15.95363	$16.92026	2,331
2015	$16.92026	$16.07237	0
2016	$16.07237	$17.99852	0
2017	$17.99852	$19.44625	0
2018	$19.44625	$17.11790	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.79195	$14.27048	4,564
2010	$14.27048	$15.61194	4,380
2011	$15.61194	$14.87964	4,296
2012	$14.87964	$16.58994	1,759
2013	$16.58994	$21.63971	682
2014	$21.63971	$23.20367	659
2015	$23.20367	$21.87622	466
2016	$21.87622	$25.47801	386
2017	$25.47801	$28.33671	206
2018	$28.33671	$23.87616	170
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.28890	$11.11421	956
2010	$11.11421	$13.79362	906
2011	$13.79362	$12.19168	852
2012	$12.19168	$13.26951	806
2013	$13.26951	$17.67552	111
2014	$17.67552	$18.56104	105
2015	$18.56104	$18.28737	99
2016	$18.28737	$17.93529	93
2017	$17.93529	$21.36551	0
2018	$21.36551	$19.61015	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.06536	$11.87271	2,116
2010	$11.87271	$13.00286	2,116
2011	$13.00286	$13.23564	2,538
2012	$13.23564	$14.52279	1,115
2013	$14.52279	$15.31854	901
2014	$15.31854	$15.58642	871
2015	$15.58642	$14.96560	647
2016	$14.96560	$16.36488	184
2017	$16.36488	$17.43091	184
2018	$17.43091	$16.31429	184
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.18638	$11.28433	0
2010	$11.28433	$13.09722	0
2011	$13.09722	$12.19833	0
2012	$12.19833	$13.15244	0
2013	$13.15244	$17.41124	0
2014	$17.41124	$18.19016	0
2015	$18.19016	$17.12637	0
2016	$17.12637	$19.33068	0
2017	$19.33068	$21.22411	0
2018	$21.22411	$19.00811	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.82563	$9.07277	1,183
2010	$9.07277	$10.38754	0
2011	$10.38754	$9.51344	0
2012	$9.51344	$10.39727	0
2013	$10.39727	$13.77808	0
2014	$13.77808	$14.46313	0
2015	$14.46313	$13.69918	0
2016	$13.69918	$15.64529	0
2017	$15.64529	$17.30075	0
2018	$17.30075	$15.49637	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.49854	$12.06150	0
2010	$12.06150	$14.45771	0
2011	$14.45771	$12.68171	0
2012	$12.68171	$14.10890	0
2013	$14.10890	$18.85893	0
2014	$18.85893	$19.50542	0
2015	$19.50542	$19.53760	0
2016	$19.53760	$19.28742	0
2017	$19.28742	$23.12085	0
2018	$23.12085	$21.89433	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.43541	$9.17988	4,598
2010	$9.17988	$11.22798	3,893
2011	$11.22798	$10.50963	3,962
2012	$10.50963	$11.73783	496
2013	$11.73783	$14.91600	164
2014	$14.91600	$16.22129	163
2015	$16.22129	$15.21827	162
2016	$15.21827	$17.27343	161
2017	$17.27343	$17.99756	160
2018	$17.99756	$14.91061	160
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.01793	$19.05399	0
2010	$19.05399	$20.38970	0
2011	$20.38970	$21.25219	0
2012	$21.25219	$24.42612	0
2013	$24.42612	$21.73217	0
2014	$21.73217	$21.80351	0
2015	$21.80351	$21.01065	0
2016	$21.01065	$22.65687	0
2017	$22.65687	$24.21531	0
2018	$24.21531	$21.94961	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.55149	$13.33060	156
2010	$13.33060	$14.82484	154
2011	$14.82484	$15.76476	153
2012	$15.76476	$17.76785	152
2013	$17.76785	$20.73210	151
2014	$20.73210	$21.12775	150
2015	$21.12775	$21.87943	149
2016	$21.87943	$22.49258	148
2017	$22.49258	$27.58611	147
2018	$27.58611	$26.42408	147
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.21591	$11.64901	2,973
2010	$11.64901	$13.95618	2,840
2011	$13.95618	$13.22853	1,648
2012	$13.22853	$14.75276	1,558
2013	$14.75276	$21.30137	215
2014	$21.30137	$22.09219	203
2015	$22.09219	$24.17878	192
2016	$24.17878	$23.19264	181
2017	$23.19264	$32.38018	0
2018	$32.38018	$33.95521	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.12749	$11.47774	0
2010	$11.47774	$13.72293	0
2011	$13.72293	$12.97504	0
2012	$12.97504	$14.42911	0
2013	$14.42911	$20.78486	0
2014	$20.78486	$21.50140	0
2015	$21.50140	$23.47533	0
2016	$23.47533	$22.45237	0
2017	$22.45237	$31.27518	0
2018	$31.27518	$32.72275	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.05804	$9.29602	0
2010	$9.29602	$11.99003	0
2011	$11.99003	$10.85309	314
2012	$10.85309	$11.48051	313
2013	$11.48051	$15.39111	248
2014	$15.39111	$15.28410	243
2015	$15.28410	$14.01070	246
2016	$14.01070	$12.45462	0
2017	$12.45462	$16.83574	0
2018	$16.83574	$18.14509	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.22818	$17.82666	1,466
2010	$17.82666	$22.51624	1,397
2011	$22.51624	$23.20002	1,316
2012	$23.20002	$26.15489	1,248
2013	$26.15489	$25.95041	239
2014	$25.95041	$32.75110	230
2015	$32.75110	$32.54956	221
2016	$32.54956	$33.82004	213
2017	$33.82004	$33.93104	81
2018	$33.93104	$30.45010	81
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.02483	$11.27999	4,347
2010	$11.27999	$12.00504	3,381
2011	$12.00504	$11.54587	2,288
2012	$11.54587	$12.81210	691
2013	$12.81210	$16.16980	449
2014	$16.16980	$18.15246	434
2015	$18.15246	$18.27890	206
2016	$18.27890	$17.39199	205
2017	$17.39199	$21.45832	205
2018	$21.45832	$19.67838	205
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.43546	$10.00204	0
2010	$10.00204	$10.98961	0
2011	$10.98961	$10.75769	0
2012	$10.75769	$11.75892	0
2013	$11.75892	$12.93773	0
2014	$12.93773	$13.62691	0
2015	$13.62691	$13.36294	0
2016	$13.36294	$13.67774	0
2017	$13.67774	$14.53353	0
2018	$14.53353	$13.38803	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.01896	$10.34190	3,895
2010	$10.34190	$12.82383	2,865
2011	$12.82383	$12.60973	2,702
2012	$12.60973	$14.28251	2,564
2013	$14.28251	$18.88862	2,447
2014	$18.88862	$19.43575	2,308
2015	$19.43575	$20.15479	2,172
2016	$20.15479	$20.06296	1,958
2017	$20.06296	$25.13530	488
2018	$25.13530	$22.96480	485
Oppenheimer Global Fund/VA - Service Shares
2009	$12.54517	$17.04694	144
2010	$17.04694	$19.23317	139
2011	$19.23317	$17.15574	142
2012	$17.15574	$20.23224	151
2013	$20.23224	$25.05372	0
2014	$25.05372	$24.93214	0
2015	$24.93214	$25.20410	0
2016	$25.20410	$24.53959	0
2017	$24.53959	$32.62642	0
2018	$32.62642	$27.55355	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.85480	$13.68766	5,757
2010	$13.68766	$15.31867	5,418
2011	$15.31867	$15.03517	4,336
2012	$15.03517	$16.58764	4,640
2013	$16.58764	$16.11524	1,846
2014	$16.11524	$16.10550	1,778
2015	$16.10550	$15.31310	1,067
2016	$15.31310	$15.86841	984
2017	$15.86841	$16.41063	651
2018	$16.41063	$15.27613	620
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.35832	$11.67981	7,613
2010	$11.67981	$13.19165	7,319
2011	$13.19165	$12.82340	7,522
2012	$12.82340	$14.58016	3,105
2013	$14.58016	$18.68708	1,884
2014	$18.68708	$20.11698	1,799
2015	$20.11698	$20.22552	1,123
2016	$20.22552	$21.95176	796
2017	$21.95176	$24.97127	615
2018	$24.97127	$22.37839	583
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.75873	$15.69479	1,980
2010	$15.69479	$18.83296	1,634
2011	$18.83296	$17.92729	1,610
2012	$17.92729	$20.56867	560
2013	$20.56867	$28.20468	77
2014	$28.20468	$30.70773	73
2015	$30.70773	$28.11832	69
2016	$28.11832	$32.26598	65
2017	$32.26598	$35.84648	0
2018	$35.84648	$31.27089	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.20985	$6.60320	0
2010	$6.60320	$7.16519	0
2011	$7.16519	$7.54128	2,486
2012	$7.54128	$8.10115	2,441
2013	$8.10115	$7.86940	2,644
2014	$7.86940	$8.20490	2,508
2015	$8.20490	$8.05690	2,360
2016	$8.05690	$8.09661	0
2017	$8.09661	$8.24231	0
2018	$8.24231	$7.93205	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$11.97609	13,127
2010	$11.97609	$13.15030	10,689
2011	$13.15030	$13.06992	10,121
2012	$13.06992	$15.20393	8,261
2013	$15.20393	$19.63138	7,836
2014	$19.63138	$21.56616	7,370
2015	$21.56616	$20.38924	6,744
2016	$20.38924	$22.59583	5,939
2017	$22.59583	$26.17493	1,399
2018	$26.17493	$23.35721	1,383
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.96816	$9.76093	530
2010	$9.76093	$10.54842	271
2011	$10.54842	$10.57121	268
2012	$10.57121	$11.59940	265
2013	$11.59940	$13.35732	262
2014	$13.35732	$14.41551	259
2015	$14.41551	$13.89764	256
2016	$13.89764	$14.63817	133
2017	$14.63817	$16.43037	70
2018	$16.43037	$15.51838	7
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.83466	$12.96609	0
2010	$12.96609	$14.50071	0
2011	$14.50071	$14.08125	0
2012	$14.08125	$15.67929	0
2013	$15.67929	$18.26933	0
2014	$18.26933	$19.49312	0
2015	$19.49312	$19.04060	0
2016	$19.04060	$19.81430	0
2017	$19.81430	$22.28881	0
2018	$22.28881	$20.15677	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.16066	$12.48401	22
2010	$12.48401	$12.47363	8
2011	$12.47363	$12.02042	8
2012	$12.02042	$14.33043	8
2013	$14.33043	$19.79597	8
2014	$19.79597	$24.63930	8
2015	$24.63930	$25.89659	8
2016	$25.89659	$22.38663	4
2017	$22.38663	$25.17394	2
2018	$25.17394	$24.40199	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.19861	$18.00414	0
2010	$18.00414	$17.87789	0
2011	$17.87789	$16.49100	0
2012	$16.49100	$16.88967	0
2013	$16.88967	$18.74458	0
2014	$18.74458	$20.94289	0
2015	$20.94289	$18.39639	0
2016	$18.39639	$18.29428	0
2017	$18.29428	$21.79796	0
2018	$21.79796	$21.15597	0
Putnam VT Government Money Market Fund - Class IB
2009	$9.98237	$9.75404	7,609
2010	$9.75404	$9.51473	7,675
2011	$9.51473	$9.27949	7,027
2012	$9.27949	$9.04872	4,992
2013	$9.04872	$8.82429	24,369
2014	$8.82429	$8.60543	22,939
2015	$8.60543	$8.39199	1,365
2016	$8.39199	$8.18447	18,820
2017	$8.18447	$8.00176	648
2018	$8.00176	$7.89486	648
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04402	0
2017	$10.04402	$12.82334	0
2018	$12.82334	$12.80202	0
Putnam VT High Yield Fund - Class IB
2009	$11.17687	$16.36827	2,981
2010	$16.36827	$18.20211	2,936
2011	$18.20211	$18.06143	2,789
2012	$18.06143	$20.43003	2,745
2013	$20.43003	$21.48623	2,711
2014	$21.48623	$21.27775	2,676
2015	$21.27775	$19.63738	132
2016	$19.63738	$22.12735	0
2017	$22.12735	$23.08705	0
2018	$23.08705	$21.59744	0
Putnam VT Income Fund - Class IB
2009	$8.17145	$11.68579	4,048
2010	$11.68579	$12.51961	3,996
2011	$12.51961	$12.81926	4,112
2012	$12.81926	$13.84219	2,613
2013	$13.84219	$13.75014	2,648
2014	$13.75014	$14.27346	2,536
2015	$14.27346	$13.71502	1,839
2016	$13.71502	$13.64187	579
2017	$13.64187	$14.04927	579
2018	$14.04927	$13.72746	579

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.84079	$14.39007	7,057
2010	$14.39007	$15.43896	4,119
2011	$15.43896	$12.50545	3,937
2012	$12.50545	$14.86575	3,781
2013	$14.86575	$18.56491	3,648
2014	$18.56491	$16.87559	3,494
2015	$16.87559	$16.47841	3,342
2016	$16.47841	$15.67494	2,945
2017	$15.67494	$19.35144	1,523
2018	$19.35144	$15.26315	1,514
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.09906	$11.60737	0
2010	$11.60737	$12.89405	0
2011	$12.89405	$12.57902	0
2012	$12.57902	$14.32934	0
2013	$14.32934	$18.88062	0
2014	$18.88062	$20.97203	0
2015	$20.97203	$20.00454	0
2016	$20.00454	$21.85890	0
2017	$21.85890	$26.19214	0
2018	$26.19214	$23.59089	0
Putnam VT Research Fund - Class IB
2009	$8.90209	$11.56121	0
2010	$11.56121	$13.11979	0
2011	$13.11979	$12.57022	0
2012	$12.57022	$14.45274	0
2013	$14.45274	$18.79482	0
2014	$18.79482	$21.05035	0
2015	$21.05035	$20.20898	0
2016	$20.20898	$21.69373	0
2017	$21.69373	$26.09756	0
2018	$26.09756	$24.24957	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.07432	$12.98047	0
2010	$12.98047	$15.13302	0
2011	$15.13302	$14.00682	0
2012	$14.00682	$15.94624	0
2013	$15.94624	$21.21562	0
2014	$21.21562	$23.47807	0
2015	$23.47807	$22.82706	0
2016	$22.82706	$23.99412	0
2017	$23.99412	$30.24035	0
2018	$30.24035	$29.03800	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.68538	$8.91256	180,795
2010	$8.91256	$10.25560	164,209
2011	$10.25560	$9.81187	144,054
2012	$9.81187	$11.21398	100,760
2013	$11.21398	$14.45166	78,733
2014	$14.45166	$15.87939	62,262
2015	$15.87939	$15.69182	43,992
2016	$15.69182	$16.63677	42,119
2017	$16.63677	$19.90796	36,951
2018	$19.90796	$18.28935	32,337
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.21932	$10.02628	71,540
2010	$10.02628	$11.10483	60,223
2011	$11.10483	$10.88193	59,897
2012	$10.88193	$11.94889	52,071
2013	$11.94889	$13.31069	33,428
2014	$13.31069	$13.65067	7,548
2015	$13.65067	$13.36238	7,230
2016	$13.36238	$13.83830	5,624
2017	$13.83830	$15.36200	5,600
2018	$15.36200	$14.47258	5,576
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.50741	$9.49720	8,524
2010	$9.49720	$10.68550	9,013
2011	$10.68550	$10.38539	8,631
2012	$10.38539	$11.55571	6,431
2013	$11.55571	$13.15002	7,914
2014	$13.15002	$13.53561	7,914
2015	$13.53561	$13.25926	7,914
2016	$13.25926	$13.80620	7,914
2017	$13.80620	$15.79700	7,914
2018	$15.79700	$14.60005	7,914
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.98311	$9.01472	607
2010	$9.01472	$10.28120	603
2011	$10.28120	$9.83179	601
2012	$9.83179	$11.14396	13,252
2013	$11.14396	$13.31467	12,857
2014	$13.31467	$13.72449	12,812
2015	$13.72449	$13.43474	12,768
2016	$13.43474	$14.06445	12,723
2017	$14.06445	$16.70619	12,685
2018	$16.70619	$15.11538	12,647

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.48118	$10.69639	10,903
2010	$10.69639	$11.29002	10,351
2011	$11.29002	$11.26526	9,775
2012	$11.26526	$11.77943	7,250
2013	$11.77943	$12.19595	4,066
2014	$12.19595	$12.42670	3,112
2015	$12.42670	$12.15944	2,614
2016	$12.15944	$12.46586	651
2017	$12.46586	$13.29387	494
2018	$13.29387	$12.78418	307
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.61848	248
2016	$18.61848	$18.33484	247
2017	$18.33484	$24.21170	247
2018	$24.21170	$26.73435	246
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.92778	$8.61072	60,521
2010	$8.61072	$9.72205	58,553
2011	$9.72205	$9.73849	57,984
2012	$9.73849	$11.08134	53,033
2013	$11.08134	$14.38498	52,953
2014	$14.38498	$16.03741	52,904
2015	$16.03741	$15.95325	52,881
2016	$15.95325	$17.51869	59,122
2017	$17.51869	$20.93217	71,916
2018	$20.93217	$19.62361	71,866
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.66320	$9.16393	36,579
2010	$9.16393	$11.59503	34,385
2011	$11.59503	$10.17259	30,938
2012	$10.17259	$11.46826	24,184
2013	$11.46826	$15.33425	22,235
2014	$15.33425	$16.00064	20,163
2015	$16.00064	$15.48976	16,418
2016	$15.48976	$17.06174	5,595
2017	$17.06174	$20.24008	5,192
2018	$20.24008	$16.97467	4,302
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.34538	$12.88443	72,551
2010	$12.88443	$14.79456	53,880
2011	$14.79456	$14.91011	37,462
2012	$14.91011	$16.46714	29,246
2013	$16.46714	$21.00305	22,322
2014	$21.00305	$22.55743	18,398
2015	$22.55743	$21.99693	16,634
2016	$21.99693	$24.16413	13,347
2017	$24.16413	$27.55208	12,695
2018	$27.55208	$25.87067	12,066

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.24386	$12.33504	496,401
2010	$12.33504	$13.67738	413,030
2011	$13.67738	$13.78132	278,944
2012	$13.78132	$15.27759	197,379
2013	$15.27759	$17.13076	157,183
2014	$17.13076	$17.63654	138,150
2015	$17.63654	$16.13172	106,179
2016	$16.13172	$18.10230	85,899
2017	$18.10230	$19.53898	75,964
2018	$19.53898	$18.39956	63,904
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.69452	$9.82352	190,232
2010	$9.82352	$10.78780	161,248
2011	$10.78780	$10.45672	119,551
2012	$10.45672	$11.56312	96,199
2013	$11.56312	$14.63781	77,959
2014	$14.63781	$16.20007	63,161
2015	$16.20007	$16.83907	46,654
2016	$16.83907	$16.27501	39,842
2017	$16.27501	$20.51942	32,711
2018	$20.51942	$19.89555	22,241
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.53835	$10.36174	133,223
2010	$10.36174	$11.41650	120,659
2011	$11.41650	$10.90282	93,404
2012	$10.90282	$12.16227	66,637
2013	$12.16227	$15.27428	55,629
2014	$15.27428	$15.88949	42,986
2015	$15.88949	$15.06606	37,227
2016	$15.06606	$16.63249	31,504
2017	$16.63249	$17.77652	28,305
2018	$17.77652	$15.53041	27,037
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.26113	$13.96880	193,701
2010	$13.96880	$15.28577	159,607
2011	$15.28577	$14.88645	113,515
2012	$14.88645	$16.73584	83,588
2013	$16.73584	$21.12444	65,702
2014	$21.12444	$22.26915	57,172
2015	$22.26915	$20.83316	51,216
2016	$20.83316	$23.79520	38,642
2017	$23.79520	$25.37328	34,795
2018	$25.37328	$22.70448	29,889
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.87257	$17.63237	59,102
2010	$17.63237	$22.24947	49,377
2011	$22.24947	$21.07302	40,278
2012	$21.07302	$24.55037	34,393
2013	$24.55037	$32.91546	21,277
2014	$32.91546	$32.57700	19,452
2015	$32.57700	$29.69076	18,105
2016	$29.69076	$38.04094	11,096
2017	$38.04094	$41.42643	9,578
2018	$41.42643	$35.51586	9,150

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.68140	$16.50493	1,956
2010	$16.50493	$20.72958	1,713
2011	$20.72958	$19.41509	1,657
2012	$19.41509	$21.17883	1,756
2013	$21.17883	$28.79465	1,604
2014	$28.79465	$30.45417	1,006
2015	$30.45417	$29.17348	993
2016	$29.17348	$29.90811	840
2017	$29.90811	$35.73338	799
2018	$35.73338	$33.27418	778
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.74834	$11.91938	121,665
2010	$11.91938	$12.34963	100,956
2011	$12.34963	$12.84419	80,072
2012	$12.84419	$12.87796	70,496
2013	$12.87796	$12.38951	61,136
2014	$12.38951	$12.60513	47,756
2015	$12.60513	$12.46355	39,922
2016	$12.46355	$12.34732	34,617
2017	$12.34732	$12.31452	27,742
2018	$12.31452	$12.15883	21,417
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.35805	$32.87945	20,227
2010	$32.87945	$38.04754	17,301
2011	$38.04754	$31.50626	14,612
2012	$31.50626	$35.08492	14,814
2013	$35.08492	$34.20866	13,969
2014	$34.20866	$30.83967	11,106
2015	$30.83967	$24.39962	12,384
2016	$24.39962	$28.20107	10,499
2017	$28.20107	$38.97018	9,967
2018	$38.97018	$32.29076	10,047
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.73594	$18.52480	163,288
2010	$18.52480	$19.76305	133,918
2011	$19.76305	$17.38092	105,338
2012	$17.38092	$20.22251	77,549
2013	$20.22251	$24.47252	63,996
2014	$24.47252	$21.40241	59,239
2015	$21.40241	$19.69454	49,363
2016	$19.69454	$20.77296	39,589
2017	$20.77296	$23.85680	35,430
2018	$23.85680	$19.85073	29,948
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.63169	$20.59307	2,009
2010	$20.59307	$23.19386	69
2011	$23.19386	$22.62720	0
2012	$22.62720	$25.62130	0
2013	$25.62130	$25.62470	0
2014	$25.62470	$25.67952	0
2015	$25.67952	$24.18330	0
2016	$24.18330	$24.49920	0
2017	$24.49920	$24.57553	0
2018	$24.57553	$24.65192	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.60331	$12.39414	33,167
2010	$12.39414	$14.58366	24,429
2011	$14.58366	$13.43509	17,815
2012	$13.43509	$14.99225	10,675
2013	$14.99225	$20.62541	8,938
2014	$20.62541	$21.95548	5,535
2015	$21.95548	$22.63271	6,150
2016	$22.63271	$22.72308	4,712
2017	$22.72308	$28.40753	4,624
2018	$28.40753	$26.86654	3,167
Invesco V.I. American Value Fund - Series I
2009	$9.10141	$12.46838	12,012
2010	$12.46838	$14.99935	6,277
2011	$14.99935	$14.89743	2,052
2012	$14.89743	$17.19716	2,714
2013	$17.19716	$22.72310	1,559
2014	$22.72310	$24.54225	1,242
2015	$24.54225	$21.94753	829
2016	$21.94753	$24.94614	771
2017	$24.94614	$26.99718	780
2018	$26.99718	$23.20599	778
Invesco V.I. American Value Fund - Series II
2009	$9.04850	$12.39171	47,020
2010	$12.39171	$14.89981	38,572
2011	$14.89981	$14.78458	36,190
2012	$14.78458	$17.03330	29,136
2013	$17.03330	$22.45054	23,501
2014	$22.45054	$24.18759	17,127
2015	$24.18759	$21.57517	11,574
2016	$21.57517	$24.46440	9,673
2017	$24.46440	$26.40813	7,724
2018	$26.40813	$22.64292	5,175
Invesco V.I. Comstock Fund - Series II
2009	$8.05934	$10.18425	123,616
2010	$10.18425	$11.59554	99,310
2011	$11.59554	$11.17097	80,657
2012	$11.17097	$13.07334	51,767
2013	$13.07334	$17.45249	34,514
2014	$17.45249	$18.73801	29,530
2015	$18.73801	$17.29775	19,591
2016	$17.29775	$19.91528	12,938
2017	$19.91528	$23.04475	10,086
2018	$23.04475	$19.87238	7,592
Invesco V.I. Equity and Income Fund - Series II
2009	$9.93687	$11.97799	125,212
2010	$11.97799	$13.20585	104,510
2011	$13.20585	$12.82739	91,610
2012	$12.82739	$14.18670	72,177
2013	$14.18670	$17.43556	63,122
2014	$17.43556	$18.66264	55,130
2015	$18.66264	$17.89108	35,698
2016	$17.89108	$20.21956	30,681
2017	$20.21956	$22.04451	27,792
2018	$22.04451	$19.58237	24,949

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.47083	$15.23135	92,694
2010	$15.23135	$16.81680	72,582
2011	$16.81680	$16.17565	63,083
2012	$16.17565	$18.20175	53,803
2013	$18.20175	$23.96110	42,372
2014	$23.96110	$25.92995	28,083
2015	$25.92995	$24.67225	26,131
2016	$24.67225	$28.99880	19,790
2017	$28.99880	$32.54566	17,257
2018	$32.54566	$27.67319	11,878
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.60859	$11.70869	5,887
2010	$11.70869	$14.66536	5,666
2011	$14.66536	$13.08165	4,466
2012	$13.08165	$14.36991	3,166
2013	$14.36991	$19.31781	3,141
2014	$19.31781	$20.47291	26
2015	$20.47291	$20.35727	24
2016	$20.35727	$20.14914	25
2017	$20.14914	$24.22088	25
2018	$24.22088	$22.43412	23
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.42623	$12.45916	128,757
2010	$12.45916	$13.77099	104,848
2011	$13.77099	$14.14654	71,472
2012	$14.14654	$15.66588	56,930
2013	$15.66588	$16.67676	47,281
2014	$16.67676	$17.12498	34,669
2015	$17.12498	$16.59468	27,513
2016	$16.59468	$18.31323	21,050
2017	$18.31323	$19.68349	19,040
2018	$19.68349	$18.59085	15,458
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.55215	$11.84196	30,990
2010	$11.84196	$13.87113	23,559
2011	$13.87113	$13.03815	21,416
2012	$13.03815	$14.18803	20,874
2013	$14.18803	$18.95535	19,727
2014	$18.95535	$19.98613	9,421
2015	$19.98613	$18.99103	8,830
2016	$18.99103	$21.63256	7,432
2017	$21.63256	$23.96733	7,126
2018	$23.96733	$21.66106	4,990
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.13730	$9.52123	96,028
2010	$9.52123	$11.00149	85,295
2011	$11.00149	$10.16857	58,576
2012	$10.16857	$11.21606	48,495
2013	$11.21606	$15.00017	35,458
2014	$15.00017	$15.89131	25,699
2015	$15.89131	$15.19088	23,025
2016	$15.19088	$17.50852	21,696
2017	$17.50852	$19.53711	17,639
2018	$19.53711	$17.65940	13,969

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.83697	$12.65750	28,179
2010	$12.65750	$15.31195	21,998
2011	$15.31195	$13.55483	21,588
2012	$13.55483	$15.21981	16,623
2013	$15.21981	$20.53149	13,598
2014	$20.53149	$21.43135	12,617
2015	$21.43135	$21.66484	10,656
2016	$21.66484	$21.58429	7,446
2017	$21.58429	$26.10933	6,777
2018	$26.10933	$24.95022	6,047
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.73151	$9.63358	110,093
2010	$9.63358	$11.89151	92,273
2011	$11.89151	$11.23329	51,683
2012	$11.23329	$12.66212	43,296
2013	$12.66212	$16.23895	36,258
2014	$16.23895	$17.82300	26,357
2015	$17.82300	$16.87534	23,623
2016	$16.87534	$19.33052	21,089
2017	$19.33052	$20.32397	19,341
2018	$20.32397	$16.99192	17,489
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.88232	$20.33650	22,960
2010	$20.33650	$21.96286	19,235
2011	$21.96286	$23.10258	12,529
2012	$23.10258	$26.79843	11,721
2013	$26.79843	$24.06303	10,319
2014	$24.06303	$24.36487	9,091
2015	$24.36487	$23.69564	7,124
2016	$23.69564	$25.78733	6,728
2017	$25.78733	$27.81164	5,616
2018	$27.81164	$25.43977	4,647
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$11.04754	$14.08605	97,432
2010	$14.08605	$15.80940	84,098
2011	$15.80940	$16.96656	69,786
2012	$16.96656	$19.29923	59,780
2013	$19.29923	$22.72661	50,339
2014	$22.72661	$23.37403	38,770
2015	$23.37403	$24.42901	24,222
2016	$24.42901	$25.34467	21,161
2017	$25.34467	$31.36653	19,992
2018	$31.36653	$30.31985	18,216
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.53240	$12.27210	3,428
2010	$12.27210	$14.83818	2,323
2011	$14.83818	$14.19407	2,202
2012	$14.19407	$15.97602	2,099
2013	$15.97602	$23.28026	1,882
2014	$23.28026	$24.36736	1,870
2015	$24.36736	$26.91495	1,747
2016	$26.91495	$26.05481	1,789
2017	$26.05481	$36.70648	1,616
2018	$36.70648	$38.84369	1,196

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.44008	$12.09163	5,348
2010	$12.09163	$14.59015	5,199
2011	$14.59015	$13.92204	2,023
2012	$13.92204	$15.62548	1,938
2013	$15.62548	$22.71570	1,604
2014	$22.71570	$23.71566	1,592
2015	$23.71566	$26.13180	1,352
2016	$26.13180	$25.22310	592
2017	$25.22310	$35.45375	502
2018	$35.45375	$37.43370	451
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.20908	$9.61568	51,479
2010	$9.61568	$12.51662	33,210
2011	$12.51662	$11.43415	25,338
2012	$11.43415	$12.20711	21,700
2013	$12.20711	$16.51611	16,969
2014	$16.51611	$16.55270	15,203
2015	$16.55270	$15.31374	10,952
2016	$15.31374	$13.73827	9,603
2017	$13.73827	$18.73960	7,273
2018	$18.73960	$20.38160	5,420
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$15.04756	$19.02752	37,874
2010	$19.02752	$24.25439	30,799
2011	$24.25439	$25.22104	25,190
2012	$25.22104	$28.69627	20,454
2013	$28.69627	$28.73476	18,541
2014	$28.73476	$36.59943	10,926
2015	$36.59943	$36.70990	9,173
2016	$36.70990	$38.49349	9,519
2017	$38.49349	$38.97089	8,146
2018	$38.97089	$35.29257	7,129
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.45397	$11.99283	82,580
2010	$11.99283	$12.88139	68,853
2011	$12.88139	$12.50280	48,137
2012	$12.50280	$14.00229	33,575
2013	$14.00229	$17.83491	28,106
2014	$17.83491	$20.20647	21,753
2015	$20.20647	$20.53500	17,035
2016	$20.53500	$19.71844	14,328
2017	$19.71844	$24.54973	11,414
2018	$24.54973	$22.71910	9,271
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.92119	$10.67560	41,279
2010	$10.67560	$11.83786	34,820
2011	$11.83786	$11.69473	23,779
2012	$11.69473	$12.90144	17,920
2013	$12.90144	$14.32576	17,594
2014	$14.32576	$15.22812	10,931
2015	$15.22812	$15.07096	9,758
2016	$15.07096	$15.56796	8,971
2017	$15.56796	$16.69240	8,297
2018	$16.69240	$15.51722	4,578

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.48079	$11.03842	33,983
2010	$11.03842	$13.81367	19,366
2011	$13.81367	$13.70814	11,821
2012	$13.70814	$15.67028	7,171
2013	$15.67028	$20.91506	5,694
2014	$20.91506	$21.71956	4,684
2015	$21.71956	$22.73096	4,266
2016	$22.73096	$22.83565	3,601
2017	$22.83565	$28.86891	3,454
2018	$28.86891	$26.61708	2,450
Oppenheimer Global Fund/VA - Service Shares
2009	$13.26733	$18.19464	15,856
2010	$18.19464	$20.71730	12,923
2011	$20.71730	$18.64993	8,843
2012	$18.64993	$22.19779	8,304
2013	$22.19779	$27.74119	7,499
2014	$27.74119	$27.86139	6,507
2015	$27.86139	$28.42528	6,085
2016	$28.42528	$27.93060	5,359
2017	$27.93060	$37.47222	4,026
2018	$37.47222	$31.93525	4,102
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.53721	$14.60909	243,833
2010	$14.60909	$16.50070	174,038
2011	$16.50070	$16.34442	135,197
2012	$16.34442	$18.19890	114,916
2013	$18.19890	$17.84381	104,407
2014	$17.84381	$17.99761	86,175
2015	$17.99761	$17.27010	73,149
2016	$17.27010	$18.06108	60,705
2017	$18.06108	$18.84804	55,929
2018	$18.84804	$17.70530	45,289
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.89710	$12.46629	166,920
2010	$12.46629	$14.20974	137,070
2011	$14.20974	$13.94030	103,909
2012	$13.94030	$15.99665	84,145
2013	$15.99665	$20.69161	69,267
2014	$20.69161	$22.48047	58,915
2015	$22.48047	$22.81036	42,294
2016	$22.81036	$24.98502	28,735
2017	$24.98502	$28.68005	23,523
2018	$28.68005	$25.93695	15,984
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.43569	$16.75164	41,773
2010	$16.75164	$20.28643	30,478
2011	$20.28643	$19.48877	25,911
2012	$19.48877	$22.56703	22,649
2013	$22.56703	$31.23020	12,489
2014	$31.23020	$34.31554	10,953
2015	$34.31554	$31.71202	9,526
2016	$31.71202	$36.72455	7,963
2017	$36.72455	$41.17068	7,902
2018	$41.17068	$36.24380	4,815

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.45709	$6.92944	257,461
2010	$6.92944	$7.58855	213,012
2011	$7.58855	$8.06033	164,661
2012	$8.06033	$8.73884	148,445
2013	$8.73884	$8.56721	126,006
2014	$8.56721	$9.01488	108,351
2015	$9.01488	$8.93399	72,550
2016	$8.93399	$9.06064	58,532
2017	$9.06064	$9.30756	56,517
2018	$9.30756	$9.03900	42,629
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.78258	79,948
2010	$12.78258	$14.16530	69,708
2011	$14.16530	$14.20840	54,645
2012	$14.20840	$16.68114	38,847
2013	$16.68114	$21.73738	28,911
2014	$21.73738	$24.10008	23,026
2015	$24.10008	$22.99523	19,338
2016	$22.99523	$25.71833	12,722
2017	$25.71833	$30.06275	13,104
2018	$30.06275	$27.07166	11,288
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.42697	$10.41818	33,425
2010	$10.41818	$11.36253	29,228
2011	$11.36253	$11.49194	23,376
2012	$11.49194	$12.72633	21,306
2013	$12.72633	$14.79023	19,447
2014	$14.79023	$16.10923	17,265
2015	$16.10923	$15.67388	11,835
2016	$15.67388	$16.66099	11,173
2017	$16.66099	$18.87082	9,419
2018	$18.87082	$17.98620	5,911
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.40085	$13.83903	20,871
2010	$13.83903	$15.61967	20,539
2011	$15.61967	$15.30752	17,521
2012	$15.30752	$17.20238	15,255
2013	$17.20238	$20.22889	14,036
2014	$20.22889	$21.78312	6,161
2015	$21.78312	$21.47384	7,469
2016	$21.47384	$22.55205	7,506
2017	$22.55205	$25.59902	7,108
2018	$25.59902	$23.36186	6,843
Putnam VT Global Health Care Fund - Class IB
2009	$10.74567	$13.32457	398
2010	$13.32457	$13.43630	377
2011	$13.43630	$13.06738	2,043
2012	$13.06738	$15.72262	2,013
2013	$15.72262	$21.91935	1,977
2014	$21.91935	$27.53376	254
2015	$27.53376	$29.20583	195
2016	$29.20583	$25.47984	231
2017	$25.47984	$28.91270	229
2018	$28.91270	$28.28222	222

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$18.18831	$19.21594	2,203
2010	$19.21594	$19.25717	2,334
2011	$19.25717	$17.92697	1,810
2012	$17.92697	$18.53025	1,586
2013	$18.53025	$20.75513	1,625
2014	$20.75513	$23.40316	1,518
2015	$23.40316	$20.74734	1,606
2016	$20.74734	$20.82198	1,699
2017	$20.82198	$25.03523	1,523
2018	$25.03523	$24.51986	1,423
Putnam VT Government Money Market Fund - Class IB
2009	$10.55704	$10.41078	245,324
2010	$10.41078	$10.24909	247,881
2011	$10.24909	$10.08771	165,490
2012	$10.08771	$9.92787	147,523
2013	$9.92787	$9.77099	167,744
2014	$9.77099	$9.61659	161,585
2015	$9.61659	$9.46464	137,093
2016	$9.46464	$9.31555	122,399
2017	$9.31555	$9.19041	104,764
2018	$9.19041	$9.15043	64,363
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05461	23,652
2017	$10.05461	$12.95348	21,721
2018	$12.95348	$13.05008	18,481
Putnam VT High Yield Fund - Class IB
2009	$11.82019	$17.46993	63,317
2010	$17.46993	$19.60638	48,193
2011	$19.60638	$19.63395	35,571
2012	$19.63395	$22.41418	33,633
2013	$22.41418	$23.79047	30,261
2014	$23.79047	$23.77706	21,446
2015	$23.77706	$22.14661	18,992
2016	$22.14661	$25.18430	12,856
2017	$25.18430	$26.51546	11,941
2018	$26.51546	$25.03118	10,576
Putnam VT Income Fund - Class IB
2009	$8.64192	$12.47244	195,766
2010	$12.47244	$13.48565	163,032
2011	$13.48565	$13.93547	120,780
2012	$13.93547	$15.18665	107,819
2013	$15.18665	$15.22488	93,031
2014	$15.22488	$15.95014	76,763
2015	$15.95014	$15.46755	63,134
2016	$15.46755	$15.52662	54,143
2017	$15.52662	$16.13567	51,032
2018	$16.13567	$15.91005	45,284

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.52250	$15.35906	57,600
2010	$15.35906	$16.63045	54,173
2011	$16.63045	$13.59484	44,970
2012	$13.59484	$16.31020	39,040
2013	$16.31020	$20.55663	33,565
2014	$20.55663	$18.85862	23,679
2015	$18.85862	$18.58476	20,939
2016	$18.58476	$17.84134	13,060
2017	$17.84134	$22.22610	12,007
2018	$22.22610	$17.69080	8,675
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.62299	$12.38902	19,349
2010	$12.38902	$13.88923	16,051
2011	$13.88923	$13.67469	9,056
2012	$13.67469	$15.72153	8,321
2013	$15.72153	$20.90601	6,120
2014	$20.90601	$23.43606	4,725
2015	$23.43606	$22.56125	4,349
2016	$22.56125	$24.87945	3,221
2017	$24.87945	$30.08234	3,128
2018	$30.08234	$27.34232	617
Putnam VT Research Fund - Class IB
2009	$9.41469	$12.33975	1,662
2010	$12.33975	$14.13239	1,628
2011	$14.13239	$13.66512	378
2012	$13.66512	$15.85694	98
2013	$15.85694	$20.81104	85
2014	$20.81104	$23.52360	23
2015	$23.52360	$22.79187	0
2016	$22.79187	$24.69154	0
2017	$24.69154	$29.97380	0
2018	$29.97380	$28.10584	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.65438	$13.85454	482
2010	$13.85454	$16.30093	4,562
2011	$16.30093	$15.22683	2,694
2012	$15.22683	$17.49552	2,477
2013	$17.49552	$23.49150	1,939
2014	$23.49150	$26.23654	1,788
2015	$26.23654	$25.74456	1,747
2016	$25.74456	$27.30980	1,303
2017	$27.30980	$34.73186	1,186
2018	$34.73186	$33.65567	1,083
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.30

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.52281	$8.61632	0
2010	$8.61632	$9.82414	0
2011	$9.82414	$9.31329	0
2012	$9.31329	$10.54660	0
2013	$10.54660	$13.46738	0
2014	$13.46738	$14.66256	0
2015	$14.66256	$14.35684	0
2016	$14.35684	$15.08259	0
2017	$15.08259	$17.88567	0
2018	$17.88567	$16.28268	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.01957	$9.69318	0
2010	$9.69318	$10.63780	0
2011	$10.63780	$10.32916	0
2012	$10.32916	$11.23797	0
2013	$11.23797	$12.40430	0
2014	$12.40430	$12.60480	0
2015	$12.60480	$12.22574	0
2016	$12.22574	$12.54571	0
2017	$12.54571	$13.80165	0
2018	$13.80165	$12.88487	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.32493	$9.18163	0
2010	$9.18163	$10.23607	0
2011	$10.23607	$9.85780	0
2012	$9.85780	$10.86812	0
2013	$10.86812	$12.25452	0
2014	$12.25452	$12.49849	0
2015	$12.49849	$12.13131	0
2016	$12.13131	$12.51655	0
2017	$12.51655	$14.19241	0
2018	$14.19241	$12.99828	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.81334	$8.71513	0
2010	$8.71513	$9.84872	0
2011	$9.84872	$9.33225	0
2012	$9.33225	$10.48080	0
2013	$10.48080	$12.40788	0
2014	$12.40788	$12.67280	0
2015	$12.67280	$12.29177	0
2016	$12.29177	$12.75057	0
2017	$12.75057	$15.00914	0
2018	$15.00914	$13.45696	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.25083	$10.34112	0
2010	$10.34112	$10.81526	0
2011	$10.81526	$10.69312	0
2012	$10.69312	$11.07867	0
2013	$11.07867	$11.36554	0
2014	$11.36554	$11.47466	0
2015	$11.47466	$11.12518	0
2016	$11.12518	$11.30153	0
2017	$11.30153	$11.94364	0
2018	$11.94364	$11.38176	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.03465	0
2016	$17.03465	$16.62216	0
2017	$16.62216	$21.75249	0
2018	$21.75249	$23.80153	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.75933	$8.32452	0
2010	$8.32452	$9.31304	0
2011	$9.31304	$9.24366	0
2012	$9.24366	$10.42188	0
2013	$10.42188	$13.40530	0
2014	$13.40530	$14.80856	0
2015	$14.80856	$14.59614	0
2016	$14.59614	$15.88228	0
2017	$15.88228	$18.80604	0
2018	$18.80604	$17.47073	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.50117	$8.85937	0
2010	$8.85937	$11.10732	0
2011	$11.10732	$9.65570	0
2012	$9.65570	$10.78576	0
2013	$10.78576	$14.28992	0
2014	$14.28992	$14.77454	0
2015	$14.77454	$14.17197	0
2016	$14.17197	$15.46787	0
2017	$15.46787	$18.18406	0
2018	$18.18406	$15.11221	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.78221	$12.07164	0
2010	$12.07164	$13.73464	0
2011	$13.73464	$13.71560	0
2012	$13.71560	$15.00904	0
2013	$15.00904	$18.96837	0
2014	$18.96837	$20.18586	0
2015	$20.18586	$19.50424	0
2016	$19.50424	$21.23051	0
2017	$21.23051	$23.98914	0
2018	$23.98914	$22.32123	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.85569	$11.70909	0
2010	$11.70909	$12.86468	0
2011	$12.86468	$12.84417	0
2012	$12.84417	$14.10818	0
2013	$14.10818	$15.67488	0
2014	$15.67488	$15.99009	0
2015	$15.99009	$14.49194	0
2016	$14.49194	$16.11397	0
2017	$16.11397	$17.23617	0
2018	$17.23617	$16.08412	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.39983	$9.36091	39
2010	$9.36091	$10.18585	1,243
2011	$10.18585	$9.78314	1,174
2012	$9.78314	$10.71913	1,164
2013	$10.71913	$13.44537	1,050
2014	$13.44537	$14.74430	934
2015	$14.74430	$15.18572	818
2016	$15.18572	$14.54317	0
2017	$14.54317	$18.17085	0
2018	$18.17085	$17.45884	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.33086	$10.01754	0
2010	$10.01754	$10.93644	0
2011	$10.93644	$10.34899	0
2012	$10.34899	$11.43864	0
2013	$11.43864	$14.23423	0
2014	$14.23423	$14.67212	0
2015	$14.67212	$13.78450	0
2016	$13.78450	$15.07891	0
2017	$15.07891	$15.97090	0
2018	$15.97090	$13.82658	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.64807	$13.08757	540
2010	$13.08757	$14.19059	0
2011	$14.19059	$13.69373	0
2012	$13.69373	$15.25383	0
2013	$15.25383	$19.07786	0
2014	$19.07786	$19.92774	0
2015	$19.92774	$18.47219	0
2016	$18.47219	$20.90616	0
2017	$20.90616	$22.09180	0
2018	$22.09180	$19.58915	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.11740	$16.51995	0
2010	$16.51995	$20.65536	0
2011	$20.65536	$19.38459	0
2012	$19.38459	$22.37637	0
2013	$22.37637	$29.72656	0
2014	$29.72656	$29.15171	0
2015	$29.15171	$26.32585	0
2016	$26.32585	$33.42228	0
2017	$33.42228	$36.06882	0
2018	$36.06882	$30.64252	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.04542	$15.46369	0
2010	$15.46369	$19.24444	0
2011	$19.24444	$17.85955	0
2012	$17.85955	$19.30333	0
2013	$19.30333	$26.00494	0
2014	$26.00494	$27.25209	0
2015	$27.25209	$25.86725	0
2016	$25.86725	$26.27675	0
2017	$26.27675	$31.11200	0
2018	$31.11200	$28.70847	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.25516	$11.31460	0
2010	$11.31460	$11.61584	0
2011	$11.61584	$11.97087	0
2012	$11.97087	$11.89229	0
2013	$11.89229	$11.33658	0
2014	$11.33658	$11.42840	0
2015	$11.42840	$11.19672	0
2016	$11.19672	$10.99113	0
2017	$10.99113	$10.86315	0
2018	$10.86315	$10.62874	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.30449	$30.80595	0
2010	$30.80595	$35.32266	0
2011	$35.32266	$28.98268	0
2012	$28.98268	$31.97882	0
2013	$31.97882	$30.89498	0
2014	$30.89498	$27.59745	0
2015	$27.59745	$21.63442	0
2016	$21.63442	$24.77721	0
2017	$24.77721	$33.93080	0
2018	$33.93080	$27.86037	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$12.98830	$17.35634	275
2010	$17.35634	$18.34734	668
2011	$18.34734	$15.98841	631
2012	$15.98841	$18.43185	626
2013	$18.43185	$22.10172	565
2014	$22.10172	$19.15209	502
2015	$19.15209	$17.46247	440
2016	$17.46247	$18.25070	0
2017	$18.25070	$20.77131	0
2018	$20.77131	$17.12681	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.67217	$19.29436	0
2010	$19.29436	$21.53257	0
2011	$21.53257	$20.81486	0
2012	$20.81486	$23.35311	0
2013	$23.35311	$23.14262	0
2014	$23.14262	$22.98001	0
2015	$22.98001	$21.44307	0
2016	$21.44307	$21.52509	0
2017	$21.52509	$21.39757	0
2018	$21.39757	$21.26979	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.18929	$11.61215	0
2010	$11.61215	$13.53873	0
2011	$13.53873	$12.35859	0
2012	$12.35859	$13.66457	0
2013	$13.66457	$18.62708	0
2014	$18.62708	$19.64696	0
2015	$19.64696	$20.06775	0
2016	$20.06775	$19.96414	0
2017	$19.96414	$24.73371	0
2018	$24.73371	$23.18016	0
Invesco V.I. American Value Fund - Series I
2009	$8.71910	$11.83546	304
2010	$11.83546	$14.10789	0
2011	$14.10789	$13.88413	0
2012	$13.88413	$15.88053	0
2013	$15.88053	$20.79166	0
2014	$20.79166	$22.25082	0
2015	$22.25082	$19.71629	0
2016	$19.71629	$22.20565	0
2017	$22.20565	$23.81490	0
2018	$23.81490	$20.28519	0
Invesco V.I. American Value Fund - Series II
2009	$8.66840	$11.76263	0
2010	$11.76263	$14.01422	0
2011	$14.01422	$13.77891	0
2012	$13.77891	$15.72917	0
2013	$15.72917	$20.54222	0
2014	$20.54222	$21.92924	0
2015	$21.92924	$19.38174	0
2016	$19.38174	$21.77678	0
2017	$21.77678	$23.29522	0
2018	$23.29522	$19.79292	0
Invesco V.I. Comstock Fund - Series II
2009	$7.72077	$9.66720	0
2010	$9.66720	$10.90627	0
2011	$10.90627	$10.41102	0
2012	$10.41102	$12.07231	0
2013	$12.07231	$15.96889	0
2014	$15.96889	$16.98833	0
2015	$16.98833	$15.53906	0
2016	$15.53906	$17.72733	0
2017	$17.72733	$20.32825	0
2018	$20.32825	$17.37107	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.51956	$11.37006	0
2010	$11.37006	$12.42106	0
2011	$12.42106	$11.95498	0
2012	$11.95498	$13.10065	0
2013	$13.10065	$15.95363	0
2014	$15.95363	$16.92026	0
2015	$16.92026	$16.07237	0
2016	$16.07237	$17.99852	0
2017	$17.99852	$19.44625	0
2018	$19.44625	$17.11790	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.79195	$14.27048	611
2010	$14.27048	$15.61194	1,101
2011	$15.61194	$14.87964	1,040
2012	$14.87964	$16.58994	1,032
2013	$16.58994	$21.63971	930
2014	$21.63971	$23.20367	827
2015	$23.20367	$21.87622	725
2016	$21.87622	$25.47801	0
2017	$25.47801	$28.33671	0
2018	$28.33671	$23.87616	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.28890	$11.11421	0
2010	$11.11421	$13.79362	0
2011	$13.79362	$12.19168	0
2012	$12.19168	$13.26951	0
2013	$13.26951	$17.67552	0
2014	$17.67552	$18.56104	0
2015	$18.56104	$18.28737	0
2016	$18.28737	$17.93529	0
2017	$17.93529	$21.36551	0
2018	$21.36551	$19.61015	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.06536	$11.87271	0
2010	$11.87271	$13.00286	0
2011	$13.00286	$13.23564	0
2012	$13.23564	$14.52279	0
2013	$14.52279	$15.31854	0
2014	$15.31854	$15.58642	0
2015	$15.58642	$14.96560	0
2016	$14.96560	$16.36488	0
2017	$16.36488	$17.43091	0
2018	$17.43091	$16.31429	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.18638	$11.28433	0
2010	$11.28433	$13.09722	0
2011	$13.09722	$12.19833	0
2012	$12.19833	$13.15244	0
2013	$13.15244	$17.41124	0
2014	$17.41124	$18.19016	0
2015	$18.19016	$17.12637	0
2016	$17.12637	$19.33068	0
2017	$19.33068	$21.22411	0
2018	$21.22411	$19.00811	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.82563	$9.07277	0
2010	$9.07277	$10.38754	0
2011	$10.38754	$9.51344	0
2012	$9.51344	$10.39727	0
2013	$10.39727	$13.77808	0
2014	$13.77808	$14.46313	0
2015	$14.46313	$13.69918	0
2016	$13.69918	$15.64529	0
2017	$15.64529	$17.30075	0
2018	$17.30075	$15.49637	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.49854	$12.06150	0
2010	$12.06150	$14.45771	0
2011	$14.45771	$12.68171	0
2012	$12.68171	$14.10890	0
2013	$14.10890	$18.85893	0
2014	$18.85893	$19.50542	0
2015	$19.50542	$19.53760	0
2016	$19.53760	$19.28742	0
2017	$19.28742	$23.12085	0
2018	$23.12085	$21.89433	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.43541	$9.17988	0
2010	$9.17988	$11.22798	0
2011	$11.22798	$10.50963	0
2012	$10.50963	$11.73783	0
2013	$11.73783	$14.91600	0
2014	$14.91600	$16.22129	0
2015	$16.22129	$15.21827	0
2016	$15.21827	$17.27343	0
2017	$17.27343	$17.99756	0
2018	$17.99756	$14.91061	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.01793	$19.05399	0
2010	$19.05399	$20.38970	0
2011	$20.38970	$21.25219	0
2012	$21.25219	$24.42612	0
2013	$24.42612	$21.73217	0
2014	$21.73217	$21.80351	0
2015	$21.80351	$21.01065	0
2016	$21.01065	$22.65687	0
2017	$22.65687	$24.21531	0
2018	$24.21531	$21.94961	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.55149	$13.33060	0
2010	$13.33060	$14.82484	0
2011	$14.82484	$15.76476	0
2012	$15.76476	$17.76785	0
2013	$17.76785	$20.73210	0
2014	$20.73210	$21.12775	0
2015	$21.12775	$21.87943	0
2016	$21.87943	$22.49258	0
2017	$22.49258	$27.58611	0
2018	$27.58611	$26.42408	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.21591	$11.64901	838
2010	$11.64901	$13.95618	0
2011	$13.95618	$13.22853	0
2012	$13.22853	$14.75276	0
2013	$14.75276	$21.30137	0
2014	$21.30137	$22.09219	0
2015	$22.09219	$24.17878	0
2016	$24.17878	$23.19264	0
2017	$23.19264	$32.38018	0
2018	$32.38018	$33.95521	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.12749	$11.47774	0
2010	$11.47774	$13.72293	0
2011	$13.72293	$12.97504	0
2012	$12.97504	$14.42911	0
2013	$14.42911	$20.78486	0
2014	$20.78486	$21.50140	0
2015	$21.50140	$23.47533	0
2016	$23.47533	$22.45237	0
2017	$22.45237	$31.27518	0
2018	$31.27518	$32.72275	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.05804	$9.29602	0
2010	$9.29602	$11.99003	0
2011	$11.99003	$10.85309	0
2012	$10.85309	$11.48051	0
2013	$11.48051	$15.39111	0
2014	$15.39111	$15.28410	0
2015	$15.28410	$14.01070	0
2016	$14.01070	$12.45462	0
2017	$12.45462	$16.83574	0
2018	$16.83574	$18.14509	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.22818	$17.82666	0
2010	$17.82666	$22.51624	0
2011	$22.51624	$23.20002	0
2012	$23.20002	$26.15489	0
2013	$26.15489	$25.95041	0
2014	$25.95041	$32.75110	0
2015	$32.75110	$32.54956	0
2016	$32.54956	$33.82004	0
2017	$33.82004	$33.93104	0
2018	$33.93104	$30.45010	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.02483	$11.27999	0
2010	$11.27999	$12.00504	0
2011	$12.00504	$11.54587	0
2012	$11.54587	$12.81210	0
2013	$12.81210	$16.16980	0
2014	$16.16980	$18.15246	0
2015	$18.15246	$18.27890	0
2016	$18.27890	$17.39199	0
2017	$17.39199	$21.45832	0
2018	$21.45832	$19.67838	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.43546	$10.00204	0
2010	$10.00204	$10.98961	0
2011	$10.98961	$10.75769	0
2012	$10.75769	$11.75892	0
2013	$11.75892	$12.93773	0
2014	$12.93773	$13.62691	0
2015	$13.62691	$13.36294	0
2016	$13.36294	$13.67774	0
2017	$13.67774	$14.53353	0
2018	$14.53353	$13.38803	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.01896	$10.34190	0
2010	$10.34190	$12.82383	0
2011	$12.82383	$12.60973	0
2012	$12.60973	$14.28251	0
2013	$14.28251	$18.88862	0
2014	$18.88862	$19.43575	0
2015	$19.43575	$20.15479	0
2016	$20.15479	$20.06296	0
2017	$20.06296	$25.13530	0
2018	$25.13530	$22.96480	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.54517	$17.04694	0
2010	$17.04694	$19.23317	0
2011	$19.23317	$17.15574	0
2012	$17.15574	$20.23224	0
2013	$20.23224	$25.05372	0
2014	$25.05372	$24.93214	0
2015	$24.93214	$25.20410	0
2016	$25.20410	$24.53959	0
2017	$24.53959	$32.62642	0
2018	$32.62642	$27.55355	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.85480	$13.68766	0
2010	$13.68766	$15.31867	0
2011	$15.31867	$15.03517	0
2012	$15.03517	$16.58764	0
2013	$16.58764	$16.11524	0
2014	$16.11524	$16.10550	0
2015	$16.10550	$15.31310	0
2016	$15.31310	$15.86841	0
2017	$15.86841	$16.41063	0
2018	$16.41063	$15.27613	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.35832	$11.67981	29
2010	$11.67981	$13.19165	0
2011	$13.19165	$12.82340	0
2012	$12.82340	$14.58016	0
2013	$14.58016	$18.68708	0
2014	$18.68708	$20.11698	0
2015	$20.11698	$20.22552	0
2016	$20.22552	$21.95176	0
2017	$21.95176	$24.97127	0
2018	$24.97127	$22.37839	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.75873	$15.69479	207
2010	$15.69479	$18.83296	0
2011	$18.83296	$17.92729	0
2012	$17.92729	$20.56867	0
2013	$20.56867	$28.20468	0
2014	$28.20468	$30.70773	0
2015	$30.70773	$28.11832	0
2016	$28.11832	$32.26598	0
2017	$32.26598	$35.84648	0
2018	$35.84648	$31.27089	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.20985	$6.60320	0
2010	$6.60320	$7.16519	0
2011	$7.16519	$7.54128	0
2012	$7.54128	$8.10115	0
2013	$8.10115	$7.86940	0
2014	$7.86940	$8.20490	0
2015	$8.20490	$8.05690	0
2016	$8.05690	$8.09661	0
2017	$8.09661	$8.24231	0
2018	$8.24231	$7.93205	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$11.97609	0
2010	$11.97609	$13.15030	0
2011	$13.15030	$13.06992	0
2012	$13.06992	$15.20393	0
2013	$15.20393	$19.63138	0
2014	$19.63138	$21.56616	0
2015	$21.56616	$20.38924	0
2016	$20.38924	$22.59583	0
2017	$22.59583	$26.17493	0
2018	$26.17493	$23.35721	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.96816	$9.76093	0
2010	$9.76093	$10.54842	0
2011	$10.54842	$10.57121	0
2012	$10.57121	$11.59940	0
2013	$11.59940	$13.35732	0
2014	$13.35732	$14.41551	0
2015	$14.41551	$13.89764	0
2016	$13.89764	$14.63817	0
2017	$14.63817	$16.43037	0
2018	$16.43037	$15.51838	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.83466	$12.96609	0
2010	$12.96609	$14.50071	0
2011	$14.50071	$14.08125	0
2012	$14.08125	$15.67929	0
2013	$15.67929	$18.26933	0
2014	$18.26933	$19.49312	0
2015	$19.49312	$19.04060	0
2016	$19.04060	$19.81430	0
2017	$19.81430	$22.28881	0
2018	$22.28881	$20.15677	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.16066	$12.48401	0
2010	$12.48401	$12.47363	0
2011	$12.47363	$12.02042	0
2012	$12.02042	$14.33043	0
2013	$14.33043	$19.79597	0
2014	$19.79597	$24.63930	0
2015	$24.63930	$25.89659	0
2016	$25.89659	$22.38663	0
2017	$22.38663	$25.17394	0
2018	$25.17394	$24.40199	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.19861	$18.00414	0
2010	$18.00414	$17.87789	0
2011	$17.87789	$16.49100	0
2012	$16.49100	$16.88967	0
2013	$16.88967	$18.74458	0
2014	$18.74458	$20.94289	0
2015	$20.94289	$18.39639	0
2016	$18.39639	$18.29428	0
2017	$18.29428	$21.79796	0
2018	$21.79796	$21.15597	0
Putnam VT Government Money Market Fund - Class IB
2009	$9.98237	$9.75404	0
2010	$9.75404	$9.51473	0
2011	$9.51473	$9.27949	0
2012	$9.27949	$9.04872	0
2013	$9.04872	$8.82429	0
2014	$8.82429	$8.60543	0
2015	$8.60543	$8.39199	0
2016	$8.39199	$8.18447	0
2017	$8.18447	$8.00176	0
2018	$8.00176	$7.89486	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04402	0
2017	$10.04402	$12.82334	0
2018	$12.82334	$12.80202	0
Putnam VT High Yield Fund - Class IB
2009	$11.17687	$16.36827	0
2010	$16.36827	$18.20211	0
2011	$18.20211	$18.06143	0
2012	$18.06143	$20.43003	0
2013	$20.43003	$21.48623	0
2014	$21.48623	$21.27775	0
2015	$21.27775	$19.63738	0
2016	$19.63738	$22.12735	0
2017	$22.12735	$23.08705	0
2018	$23.08705	$21.59744	0
Putnam VT Income Fund - Class IB
2009	$8.17145	$11.68579	0
2010	$11.68579	$12.51961	0
2011	$12.51961	$12.81926	0
2012	$12.81926	$13.84219	0
2013	$13.84219	$13.75014	0
2014	$13.75014	$14.27346	0
2015	$14.27346	$13.71502	0
2016	$13.71502	$13.64187	0
2017	$13.64187	$14.04927	0
2018	$14.04927	$13.72746	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.84079	$14.39007	0
2010	$14.39007	$15.43896	0
2011	$15.43896	$12.50545	0
2012	$12.50545	$14.86575	0
2013	$14.86575	$18.56491	0
2014	$18.56491	$16.87559	0
2015	$16.87559	$16.47841	0
2016	$16.47841	$15.67494	0
2017	$15.67494	$19.35144	0
2018	$19.35144	$15.26315	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.09906	$11.60737	0
2010	$11.60737	$12.89405	0
2011	$12.89405	$12.57902	0
2012	$12.57902	$14.32934	0
2013	$14.32934	$18.88062	0
2014	$18.88062	$20.97203	0
2015	$20.97203	$20.00454	0
2016	$20.00454	$21.85890	0
2017	$21.85890	$26.19214	0
2018	$26.19214	$23.59089	0
Putnam VT Research Fund - Class IB
2009	$8.90209	$11.56121	0
2010	$11.56121	$13.11979	0
2011	$13.11979	$12.57022	0
2012	$12.57022	$14.45274	0
2013	$14.45274	$18.79482	0
2014	$18.79482	$21.05035	0
2015	$21.05035	$20.20898	0
2016	$20.20898	$21.69373	0
2017	$21.69373	$26.09756	0
2018	$26.09756	$24.24957	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.07432	$12.98047	0
2010	$12.98047	$15.13302	0
2011	$15.13302	$14.00682	0
2012	$14.00682	$15.94624	0
2013	$15.94624	$21.21562	0
2014	$21.21562	$23.47807	0
2015	$23.47807	$22.82706	0
2016	$22.82706	$23.99412	0
2017	$23.99412	$30.24035	0
2018	$30.24035	$29.03800	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.66719	$8.87927	601,778
2010	$8.87927	$10.20693	457,330
2011	$10.20693	$9.75539	278,431
2012	$9.75539	$11.13808	209,648
2013	$11.13808	$14.33926	182,434
2014	$14.33926	$15.73987	171,160
2015	$15.73987	$15.53814	142,096
2016	$15.53814	$16.45715	130,624
2017	$16.45715	$19.67311	111,243
2018	$19.67311	$18.05515	98,596
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.19698	$9.98886	55,401
2010	$9.98886	$11.05215	39,273
2011	$11.05215	$10.81933	60,877
2012	$10.81933	$11.86806	54,470
2013	$11.86806	$13.20722	31,225
2014	$13.20722	$13.53079	6,220
2015	$13.53079	$13.23157	1,008
2016	$13.23157	$13.68895	809
2017	$13.68895	$15.18084	626
2018	$15.18084	$14.28731	449
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.48700	$9.46176	27,133
2010	$9.46176	$10.63482	24,098
2011	$10.63482	$10.32566	49,240
2012	$10.32566	$11.47754	35,812
2013	$11.47754	$13.04780	31,923
2014	$13.04780	$13.41675	30,405
2015	$13.41675	$13.12947	21,337
2016	$13.12947	$13.65721	15,101
2017	$13.65721	$15.61074	15,432
2018	$15.61074	$14.41317	13,753
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.96413	$8.98108	82,513
2010	$8.98108	$10.23244	81,870
2011	$10.23244	$9.77524	12,194
2012	$9.77524	$11.06859	13,301
2013	$11.06859	$13.21118	5,401
2014	$13.21118	$13.60397	3,310
2015	$13.60397	$13.30323	1,766
2016	$13.30323	$13.91267	0
2017	$13.91267	$16.50919	0
2018	$16.50919	$14.92190	3,416

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.45540	$10.65647	3,997
2010	$10.65647	$11.23647	2,189
2011	$11.23647	$11.20047	213
2012	$11.20047	$11.69977	201
2013	$11.69977	$12.10118	223
2014	$12.10118	$12.31761	243
2015	$12.31761	$12.04044	242
2016	$12.04044	$12.33136	726
2017	$12.33136	$13.13714	726
2018	$13.13714	$12.62058	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.43619	1,754
2016	$18.43619	$18.13694	979
2017	$18.13694	$23.92617	979
2018	$23.92617	$26.39213	979
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.90894	$8.57858	72,421
2010	$8.57858	$9.67592	41,785
2011	$9.67592	$9.68245	28,227
2012	$9.68245	$11.00635	23,708
2013	$11.00635	$14.27312	18,408
2014	$14.27312	$15.89654	27,945
2015	$15.89654	$15.79706	23,827
2016	$15.79706	$17.32960	246,092
2017	$17.32960	$20.68531	268,447
2018	$20.68531	$19.37239	223,113
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.64507	$9.12970	175,340
2010	$9.12970	$11.54001	141,472
2011	$11.54001	$10.11404	106,342
2012	$10.11404	$11.39065	81,963
2013	$11.39065	$15.21501	71,804
2014	$15.21501	$15.86008	67,692
2015	$15.86008	$15.33807	58,596
2016	$15.33807	$16.87755	91,885
2017	$16.87755	$20.00134	82,127
2018	$20.00134	$16.75732	62,438
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.28023	$12.79029	177,653
2010	$12.79029	$14.67154	132,201
2011	$14.67154	$14.77115	114,763
2012	$14.77115	$16.29705	82,084
2013	$16.29705	$20.76499	66,484
2014	$20.76499	$22.27909	66,475
2015	$22.27909	$21.70343	51,015
2016	$21.70343	$23.81757	42,585
2017	$23.81757	$27.12947	26,990
2018	$27.12947	$25.44786	24,435

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.20009	$12.26417	1,764,424
2010	$12.26417	$13.58499	1,293,447
2011	$13.58499	$13.67434	980,131
2012	$13.67434	$15.14355	823,280
2013	$15.14355	$16.96321	676,234
2014	$16.96321	$17.44629	549,215
2015	$17.44629	$15.94148	446,518
2016	$15.94148	$17.87070	389,372
2017	$17.87070	$19.26950	314,056
2018	$19.26950	$18.12730	271,028
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.66133	$9.77121	773,389
2010	$9.77121	$10.71946	538,058
2011	$10.71946	$10.37994	394,360
2012	$10.37994	$11.46654	298,662
2013	$11.46654	$14.50079	231,236
2014	$14.50079	$16.03213	164,944
2015	$16.03213	$16.64758	131,208
2016	$16.64758	$16.07364	107,229
2017	$16.07364	$20.24506	84,284
2018	$20.24506	$19.60950	63,852
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.51513	$10.32306	331,500
2010	$10.32306	$11.36234	236,990
2011	$11.36234	$10.84009	174,737
2012	$10.84009	$12.07998	130,342
2013	$12.07998	$15.15553	228,819
2014	$15.15553	$15.74994	224,799
2015	$15.74994	$14.91856	220,416
2016	$14.91856	$16.45296	66,748
2017	$16.45296	$17.56687	52,697
2018	$17.56687	$15.33159	49,825
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.19020	$13.86671	797,516
2010	$13.86671	$15.15864	591,846
2011	$15.15864	$14.74766	459,856
2012	$14.74766	$16.56293	379,079
2013	$16.56293	$20.88495	282,142
2014	$20.88495	$21.99431	235,422
2015	$21.99431	$20.55514	186,524
2016	$20.55514	$23.45388	166,563
2017	$23.45388	$24.98402	143,818
2018	$24.98402	$22.33336	119,817
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.78521	$17.50353	206,772
2010	$17.50353	$22.06448	152,352
2011	$22.06448	$20.87663	116,901
2012	$20.87663	$24.29680	85,410
2013	$24.29680	$32.54243	67,313
2014	$32.54243	$32.17507	54,373
2015	$32.17507	$29.29463	44,859
2016	$29.29463	$37.49540	30,908
2017	$37.49540	$40.79104	23,391
2018	$40.79104	$34.93542	19,772

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.60783	$16.38433	1,637
2010	$16.38433	$20.55723	1,538
2011	$20.55723	$19.23414	1,150
2012	$19.23414	$20.96006	824
2013	$20.96006	$28.46828	688
2014	$28.46828	$30.07838	477
2015	$30.07838	$28.78422	362
2016	$28.78422	$29.47914	377
2017	$29.47914	$35.18524	342
2018	$35.18524	$32.73032	318
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.69273	$11.85090	483,472
2010	$11.85090	$12.26621	348,199
2011	$12.26621	$12.74451	245,367
2012	$12.74451	$12.76501	228,674
2013	$12.76501	$12.26836	151,258
2014	$12.26836	$12.46918	86,345
2015	$12.46918	$12.31662	71,347
2016	$12.31662	$12.18939	58,430
2017	$12.18939	$12.14471	40,045
2018	$12.14471	$11.97893	20,644
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.23616	$32.63926	122,960
2010	$32.63926	$37.73129	89,048
2011	$37.73129	$31.21267	66,518
2012	$31.21267	$34.72258	52,151
2013	$34.72258	$33.82097	30,536
2014	$33.82097	$30.45916	24,773
2015	$30.45916	$24.07403	23,900
2016	$24.07403	$27.79658	16,357
2017	$27.79658	$38.37242	12,849
2018	$38.37242	$31.76299	10,788
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.64945	$18.38944	662,465
2010	$18.38944	$19.59873	500,703
2011	$19.59873	$17.21891	397,437
2012	$17.21891	$20.01360	298,460
2013	$20.01360	$24.19512	226,771
2014	$24.19512	$21.13828	198,606
2015	$21.13828	$19.43169	169,379
2016	$19.43169	$20.47497	135,958
2017	$20.47497	$23.49079	114,454
2018	$23.49079	$19.52624	94,092
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.52071	$20.44265	3,046
2010	$20.44265	$23.00108	2,970
2011	$23.00108	$22.41638	3,425
2012	$22.41638	$25.35673	2,649
2013	$25.35673	$25.33434	1,278
2014	$25.33434	$25.36273	1,090
2015	$25.36273	$23.86068	817
2016	$23.86068	$24.14787	814
2017	$24.14787	$24.19858	811
2018	$24.19858	$24.24905	809

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.55542	$12.30357	53,009
2010	$12.30357	$14.46240	40,941
2011	$14.46240	$13.30987	28,687
2012	$13.30987	$14.83738	25,903
2013	$14.83738	$20.39162	18,087
2014	$20.39162	$21.68458	14,620
2015	$21.68458	$22.33074	12,703
2016	$22.33074	$22.39719	12,310
2017	$22.39719	$27.97182	8,385
2018	$27.97182	$26.42746	7,762
Invesco V.I. American Value Fund - Series I
2009	$9.05831	$12.39674	24,906
2010	$12.39674	$14.89801	19,561
2011	$14.89801	$14.78177	15,380
2012	$14.78177	$17.04628	11,510
2013	$17.04628	$22.50086	7,360
2014	$22.50086	$24.27752	6,633
2015	$24.27752	$21.68873	4,573
2016	$21.68873	$24.62699	4,263
2017	$24.62699	$26.62484	4,624
2018	$26.62484	$22.86258	4,545
Invesco V.I. American Value Fund - Series II
2009	$9.00563	$12.32045	160,274
2010	$12.32045	$14.79911	116,091
2011	$14.79911	$14.66976	85,310
2012	$14.66976	$16.88381	68,581
2013	$16.88381	$22.23092	48,522
2014	$22.23092	$23.92664	37,262
2015	$23.92664	$21.32071	31,192
2016	$21.32071	$24.15135	26,739
2017	$24.15135	$26.04384	19,097
2018	$26.04384	$22.30776	15,971
Invesco V.I. Comstock Fund - Series II
2009	$8.02116	$10.12570	407,245
2010	$10.12570	$11.51717	268,144
2011	$11.51717	$11.08422	196,598
2012	$11.08422	$12.95861	137,932
2013	$12.95861	$17.28178	108,001
2014	$17.28178	$18.53588	93,044
2015	$18.53588	$17.09376	70,318
2016	$17.09376	$19.66048	59,278
2017	$19.66048	$22.72690	46,826
2018	$22.72690	$19.57828	38,281
Invesco V.I. Equity and Income Fund - Series II
2009	$9.88982	$11.90918	245,044
2010	$11.90918	$13.11665	148,033
2011	$13.11665	$12.72783	127,309
2012	$12.72783	$14.06224	100,084
2013	$14.06224	$17.26504	76,702
2014	$17.26504	$18.46134	67,524
2015	$18.46134	$17.68012	43,835
2016	$17.68012	$19.96091	38,012
2017	$19.96091	$21.74050	32,827
2018	$21.74050	$19.29262	25,763

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.39229	$15.12005	219,842
2010	$15.12005	$16.67696	163,294
2011	$16.67696	$16.02487	129,504
2012	$16.02487	$18.01371	115,094
2013	$18.01371	$23.68950	85,546
2014	$23.68950	$25.60998	71,698
2015	$25.60998	$24.34302	69,681
2016	$24.34302	$28.58285	46,032
2017	$28.58285	$32.04640	38,175
2018	$32.04640	$27.22087	32,531
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.57253	$11.64137	9,989
2010	$11.64137	$14.56624	7,341
2011	$14.56624	$12.98005	5,552
2012	$12.98005	$14.24377	3,128
2013	$14.24377	$19.12880	2,927
2014	$19.12880	$20.25198	2,300
2015	$20.25198	$20.11713	2,172
2016	$20.11713	$19.89128	1,958
2017	$19.89128	$23.88673	1,851
2018	$23.88673	$22.10204	1,724
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.38562	$12.39289	331,061
2010	$12.39289	$13.68384	249,181
2011	$13.68384	$14.04278	197,982
2012	$14.04278	$15.53514	167,059
2013	$15.53514	$16.52077	137,605
2014	$16.52077	$16.94756	110,026
2015	$16.94756	$16.40606	85,672
2016	$16.40606	$18.08676	63,808
2017	$18.08676	$19.42041	58,756
2018	$19.42041	$18.32367	44,536
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.51096	$11.77888	102,450
2010	$11.77888	$13.78324	86,974
2011	$13.78324	$12.94241	76,212
2012	$12.94241	$14.06950	58,727
2013	$14.06950	$18.77792	44,245
2014	$18.77792	$19.77891	36,830
2015	$19.77891	$18.77503	29,893
2016	$18.77503	$21.36488	26,878
2017	$21.36488	$23.64682	25,818
2018	$23.64682	$21.34960	24,494
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.10220	$9.47053	227,548
2010	$9.47053	$10.93180	195,108
2011	$10.93180	$10.09390	139,901
2012	$10.09390	$11.12236	126,756
2013	$11.12236	$14.85976	91,723
2014	$14.85976	$15.72657	92,479
2015	$15.72657	$15.01811	73,428
2016	$15.01811	$17.29187	65,874
2017	$17.29187	$19.27584	44,312
2018	$19.27584	$17.40546	30,922

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.79887	$12.59014	155,579
2010	$12.59014	$15.21501	117,525
2011	$15.21501	$13.45534	90,728
2012	$13.45534	$15.09272	66,328
2013	$15.09272	$20.33935	50,305
2014	$20.33935	$21.20922	41,634
2015	$21.20922	$21.41850	35,380
2016	$21.41850	$21.31722	30,791
2017	$21.31722	$25.76020	27,528
2018	$25.76020	$24.59147	21,774
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.69819	$9.58229	528,877
2010	$9.58229	$11.81620	359,792
2011	$11.81620	$11.15082	296,496
2012	$11.15082	$12.55636	236,814
2013	$12.55636	$16.08696	149,060
2014	$16.08696	$17.63825	122,401
2015	$17.63825	$16.68345	100,101
2016	$16.68345	$19.09134	79,409
2017	$19.09134	$20.05220	70,309
2018	$20.05220	$16.74759	59,702
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.78234	$20.18798	54,461
2010	$20.18798	$21.78032	45,203
2011	$21.78032	$22.88735	39,579
2012	$22.88735	$26.52174	34,527
2013	$26.52174	$23.79036	31,657
2014	$23.79036	$24.06431	27,280
2015	$24.06431	$23.37954	21,486
2016	$23.37954	$25.41755	16,127
2017	$25.41755	$27.38511	14,485
2018	$27.38511	$25.02407	10,310
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.99152	$14.00040	582,715
2010	$14.00040	$15.69731	418,726
2011	$15.69731	$16.82919	335,572
2012	$16.82919	$19.12348	285,120
2013	$19.12348	$22.49679	249,258
2014	$22.49679	$23.11416	236,244
2015	$23.11416	$24.13287	191,907
2016	$24.13287	$25.01208	97,660
2017	$25.01208	$30.92361	88,223
2018	$30.92361	$29.86121	74,194
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.49671	$12.20155	9,385
2010	$12.20155	$14.73790	8,422
2011	$14.73790	$14.08386	4,448
2012	$14.08386	$15.83582	4,013
2013	$15.83582	$23.05256	2,661
2014	$23.05256	$24.10452	2,298
2015	$24.10452	$26.59757	2,141
2016	$26.59757	$25.72149	2,140
2017	$25.72149	$36.20027	1,816
2018	$36.20027	$38.26892	1,629

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.40483	$12.02212	21,686
2010	$12.02212	$14.49156	17,723
2011	$14.49156	$13.81395	15,679
2012	$13.81395	$15.48838	8,117
2013	$15.48838	$22.49354	6,501
2014	$22.49354	$23.45986	5,713
2015	$23.45986	$25.82369	2,184
2016	$25.82369	$24.90045	2,296
2017	$24.90045	$34.96485	1,868
2018	$34.96485	$36.87981	1,672
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.19218	$9.57977	218,132
2010	$9.57977	$12.45723	149,574
2011	$12.45723	$11.36835	114,103
2012	$11.36835	$12.12450	88,284
2013	$12.12450	$16.38767	61,551
2014	$16.38767	$16.40728	48,478
2015	$16.40728	$15.16378	42,208
2016	$15.16378	$13.58996	86,720
2017	$13.58996	$18.51856	69,405
2018	$18.51856	$20.12063	42,293
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.95279	$18.88845	264,687
2010	$18.88845	$24.05268	210,207
2011	$24.05268	$24.98595	188,619
2012	$24.98595	$28.39984	165,074
2013	$28.39984	$28.40903	179,784
2014	$28.40903	$36.14784	154,301
2015	$36.14784	$36.22012	142,896
2016	$36.22012	$37.94145	138,214
2017	$37.94145	$38.37315	133,061
2018	$38.37315	$34.71578	117,767
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.40537	$11.91177	258,339
2010	$11.91177	$12.78134	190,033
2011	$12.78134	$12.39312	150,747
2012	$12.39312	$13.86532	125,190
2013	$13.86532	$17.64251	103,639
2014	$17.64251	$19.96820	78,382
2015	$19.96820	$20.27224	64,746
2016	$20.27224	$19.44640	56,093
2017	$19.44640	$24.18656	45,248
2018	$24.18656	$22.36017	37,542
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.86498	$10.59756	124,736
2010	$10.59756	$11.73938	98,351
2011	$11.73938	$11.58569	90,458
2012	$11.58569	$12.76813	80,509
2013	$12.76813	$14.16334	65,839
2014	$14.16334	$15.04017	57,975
2015	$15.04017	$14.86983	30,251
2016	$14.86983	$15.34463	24,428
2017	$15.34463	$16.43631	17,083
2018	$16.43631	$15.26357	14,206

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.42736	$10.95774	57,944
2010	$10.95774	$13.69879	54,073
2011	$13.69879	$13.58035	46,048
2012	$13.58035	$15.50839	39,642
2013	$15.50839	$20.67797	29,289
2014	$20.67797	$21.45153	24,340
2015	$21.45153	$22.42764	21,083
2016	$22.42764	$22.50812	19,765
2017	$22.50812	$28.42608	19,133
2018	$28.42608	$26.18204	16,681
Oppenheimer Global Fund/VA - Service Shares
2009	$13.18381	$18.06174	47,429
2010	$18.06174	$20.54510	33,263
2011	$20.54510	$18.47614	26,470
2012	$18.47614	$21.96855	21,986
2013	$21.96855	$27.42682	17,351
2014	$27.42682	$27.51766	15,417
2015	$27.51766	$28.04606	13,730
2016	$28.04606	$27.53006	12,762
2017	$27.53006	$36.89751	10,531
2018	$36.89751	$31.41335	8,913
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.45829	$14.50239	542,217
2010	$14.50239	$16.36356	412,626
2011	$16.36356	$16.19214	318,923
2012	$16.19214	$18.01097	298,714
2013	$18.01097	$17.64161	265,666
2014	$17.64161	$17.77558	214,720
2015	$17.77558	$17.03972	159,007
2016	$17.03972	$17.80210	131,259
2017	$17.80210	$18.55899	108,321
2018	$18.55899	$17.41599	92,985
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.83477	$12.37519	499,694
2010	$12.37519	$14.09159	370,750
2011	$14.09159	$13.81035	282,723
2012	$13.81035	$15.83140	223,036
2013	$15.83140	$20.45709	173,736
2014	$20.45709	$22.20307	133,849
2015	$22.20307	$22.50601	111,531
2016	$22.50601	$24.62669	88,932
2017	$24.62669	$28.24014	66,577
2018	$28.24014	$25.51305	49,975
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.35739	$16.62923	145,775
2010	$16.62923	$20.11776	109,483
2011	$20.11776	$19.30712	69,577
2012	$19.30712	$22.33392	53,031
2013	$22.33392	$30.87623	43,081
2014	$30.87623	$33.89213	35,578
2015	$33.89213	$31.28890	28,034
2016	$31.28890	$36.19785	22,164
2017	$36.19785	$40.53918	17,146
2018	$40.53918	$35.65144	13,180

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.42925	$6.89256	755,522
2010	$6.89256	$7.54050	621,580
2011	$7.54050	$8.00119	428,332
2012	$8.00119	$8.66588	335,918
2013	$8.66588	$8.48704	284,332
2014	$8.48704	$8.92146	224,050
2015	$8.92146	$8.83242	181,126
2016	$8.83242	$8.94855	148,377
2017	$8.94855	$9.18310	133,872
2018	$9.18310	$8.90904	87,065
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.68919	283,803
2010	$12.68919	$14.04752	204,074
2011	$14.04752	$14.07597	145,412
2012	$14.07597	$16.50886	112,792
2013	$16.50886	$21.49104	89,145
2014	$21.49104	$23.80277	66,539
2015	$23.80277	$22.68845	53,763
2016	$22.68845	$25.34953	41,475
2017	$25.34953	$29.60168	49,532
2018	$29.60168	$26.62926	38,799
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.37390	$10.34206	141,098
2010	$10.34206	$11.26806	97,054
2011	$11.26806	$11.38483	82,723
2012	$11.38483	$12.59489	69,669
2013	$12.59489	$14.62261	49,146
2014	$14.62261	$15.91048	42,772
2015	$15.91048	$15.46476	36,232
2016	$15.46476	$16.42204	28,133
2017	$16.42204	$18.58136	23,825
2018	$18.58136	$17.69224	19,986
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.33535	$13.73791	95,280
2010	$13.73791	$15.48980	62,032
2011	$15.48980	$15.16487	48,242
2012	$15.16487	$17.02470	41,631
2013	$17.02470	$19.99963	35,272
2014	$19.99963	$21.51437	26,608
2015	$21.51437	$21.18736	24,734
2016	$21.18736	$22.22864	18,191
2017	$22.22864	$25.20638	17,108
2018	$25.20638	$22.98007	12,842
Putnam VT Global Health Care Fund - Class IB
2009	$10.67801	$13.22722	21,918
2010	$13.22722	$13.32460	22,632
2011	$13.32460	$12.94561	22,653
2012	$12.94561	$15.56026	20,276
2013	$15.56026	$21.67098	18,879
2014	$21.67098	$27.19414	18,183
2015	$27.19414	$28.81628	18,063
2016	$28.81628	$25.11449	17,926
2017	$25.11449	$28.46931	16,997
2018	$28.46931	$27.82009	16,131

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$18.07381	$19.07558	6,771
2010	$19.07558	$19.09710	5,419
2011	$19.09710	$17.75991	5,618
2012	$17.75991	$18.33887	2,691
2013	$18.33887	$20.51990	2,259
2014	$20.51990	$23.11443	2,080
2015	$23.11443	$20.47055	1,592
2016	$20.47055	$20.52339	1,163
2017	$20.52339	$24.65127	457
2018	$24.65127	$24.11917	337
Putnam VT Government Money Market Fund - Class IB
2009	$10.49057	$10.33472	1,009,635
2010	$10.33472	$10.16387	824,169
2011	$10.16387	$9.99369	627,782
2012	$9.99369	$9.82533	592,899
2013	$9.82533	$9.66025	613,310
2014	$9.66025	$9.49794	557,654
2015	$9.49794	$9.33835	508,988
2016	$9.33835	$9.18194	498,441
2017	$9.18194	$9.04944	446,537
2018	$9.04944	$9.00088	343,163
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05344	64,865
2017	$10.05344	$12.93887	52,669
2018	$12.93887	$13.02207	32,904
Putnam VT High Yield Fund - Class IB
2009	$11.74575	$17.34230	215,207
2010	$17.34230	$19.44338	164,105
2011	$19.44338	$19.45097	138,401
2012	$19.45097	$22.18268	119,328
2013	$22.18268	$23.52082	65,204
2014	$23.52082	$23.48369	52,523
2015	$23.48369	$21.85112	41,739
2016	$21.85112	$24.82311	30,561
2017	$24.82311	$26.10874	25,821
2018	$26.10874	$24.62210	21,856
Putnam VT Income Fund - Class IB
2009	$8.58747	$12.38131	537,163
2010	$12.38131	$13.37352	423,127
2011	$13.37352	$13.80560	309,378
2012	$13.80560	$15.02980	252,654
2013	$15.02980	$15.05233	226,045
2014	$15.05233	$15.75336	174,810
2015	$15.75336	$15.26121	143,042
2016	$15.26121	$15.30398	121,508
2017	$15.30398	$15.88822	109,464
2018	$15.88822	$15.65008	101,410

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.44364	$15.24682	216,061
2010	$15.24682	$16.49218	180,562
2011	$16.49218	$13.46811	161,840
2012	$13.46811	$16.14173	126,311
2013	$16.14173	$20.32364	99,198
2014	$20.32364	$18.62593	87,106
2015	$18.62593	$18.33680	73,176
2016	$18.33680	$17.58546	69,227
2017	$17.58546	$21.88518	57,657
2018	$21.88518	$17.40166	48,897
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.56240	$12.29851	53,186
2010	$12.29851	$13.77377	43,590
2011	$13.77377	$13.54727	37,786
2012	$13.54727	$15.55918	33,195
2013	$15.55918	$20.66911	31,416
2014	$20.66911	$23.14695	28,151
2015	$23.14695	$22.26029	24,592
2016	$22.26029	$24.52269	20,963
2017	$24.52269	$29.62100	20,250
2018	$29.62100	$26.89553	19,089
Putnam VT Research Fund - Class IB
2009	$9.35541	$12.24959	6,797
2010	$12.24959	$14.01490	5,565
2011	$14.01490	$13.53777	6,012
2012	$13.53777	$15.69317	5,059
2013	$15.69317	$20.57521	3,586
2014	$20.57521	$23.23339	3,090
2015	$23.23339	$22.48782	2,817
2016	$22.48782	$24.33745	2,493
2017	$24.33745	$29.51411	1,821
2018	$29.51411	$27.64655	1,626
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.58728	$13.75328	2,744
2010	$13.75328	$16.16539	18,102
2011	$16.16539	$15.08490	11,431
2012	$15.08490	$17.31479	9,291
2013	$17.31479	$23.22523	7,888
2014	$23.22523	$25.91280	6,996
2015	$25.91280	$25.40104	5,950
2016	$25.40104	$26.91809	4,860
2017	$26.91809	$34.19908	3,806
2018	$34.19908	$33.10559	1,574
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.50490	$8.58384	0
2010	$8.58384	$9.77710	0
2011	$9.77710	$9.25919	0
2012	$9.25919	$10.47458	0
2013	$10.47458	$13.36172	0
2014	$13.36172	$14.53261	0
2015	$14.53261	$14.21500	0
2016	$14.21500	$14.91832	0
2017	$14.91832	$17.67294	0
2018	$17.67294	$16.07259	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$7.99757	$9.65668	0
2010	$9.65668	$10.58689	0
2011	$10.58689	$10.26921	0
2012	$10.26921	$11.16126	0
2013	$11.16126	$12.30698	0
2014	$12.30698	$12.49307	0
2015	$12.49307	$12.10495	0
2016	$12.10495	$12.40906	0
2017	$12.40906	$13.63747	0
2018	$13.63747	$12.71860	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.30481	$9.14702	0
2010	$9.14702	$10.18703	0
2011	$10.18703	$9.80054	0
2012	$9.80054	$10.79389	0
2013	$10.79389	$12.15834	0
2014	$12.15834	$12.38769	0
2015	$12.38769	$12.01144	0
2016	$12.01144	$12.38020	0
2017	$12.38020	$14.02359	0
2018	$14.02359	$12.83055	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.79463	$8.68229	0
2010	$8.68229	$9.80156	0
2011	$9.80156	$9.27806	0
2012	$9.27806	$10.40925	0
2013	$10.40925	$12.31055	0
2014	$12.31055	$12.56050	0
2015	$12.56050	$12.17035	0
2016	$12.17035	$12.61170	0
2017	$12.61170	$14.83064	0
2018	$14.83064	$13.28334	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.22548	$10.30220	0
2010	$10.30220	$10.76350	0
2011	$10.76350	$10.63106	0
2012	$10.63106	$11.00304	0
2013	$11.00304	$11.27638	0
2014	$11.27638	$11.37298	0
2015	$11.37298	$11.01529	0
2016	$11.01529	$11.17846	0
2017	$11.17846	$11.80160	0
2018	$11.80160	$11.23493	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$16.86634	0
2016	$16.86634	$16.44110	0
2017	$16.44110	$21.49374	0
2018	$21.49374	$23.49442	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.74078	$8.29316	0
2010	$8.29316	$9.26846	0
2011	$9.26846	$9.19000	0
2012	$9.19000	$10.35073	0
2013	$10.35073	$13.30013	0
2014	$13.30013	$14.67732	0
2015	$14.67732	$14.45194	0
2016	$14.45194	$15.70930	0
2017	$15.70930	$18.58236	0
2018	$18.58236	$17.24534	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.48333	$8.82600	0
2010	$8.82600	$11.05414	0
2011	$11.05414	$9.59963	0
2012	$9.59963	$10.71211	0
2013	$10.71211	$14.17778	0
2014	$14.17778	$14.64357	0
2015	$14.64357	$14.03192	0
2016	$14.03192	$15.29936	0
2017	$15.29936	$17.96773	0
2018	$17.96773	$14.91717	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.72003	$11.98260	628
2010	$11.98260	$13.61937	23
2011	$13.61937	$13.58658	19
2012	$13.58658	$14.85257	18
2013	$14.85257	$18.75139	0
2014	$18.75139	$19.93449	0
2015	$19.93449	$19.24161	0
2016	$19.24161	$20.92322	0
2017	$20.92322	$23.61796	0
2018	$23.61796	$21.95342	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.81336	$11.64119	449
2010	$11.64119	$12.77695	428
2011	$12.77695	$12.74353	285
2012	$12.74353	$13.98324	142
2013	$13.98324	$15.52014	0
2014	$15.52014	$15.81601	0
2015	$15.81601	$14.31948	0
2016	$14.31948	$15.90593	0
2017	$15.90593	$16.99640	0
2018	$16.99640	$15.84419	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.36761	$9.31060	0
2010	$9.31060	$10.12074	0
2011	$10.12074	$9.71065	0
2012	$9.71065	$10.62875	0
2013	$10.62875	$13.31837	0
2014	$13.31837	$14.59006	0
2015	$14.59006	$15.01145	0
2016	$15.01145	$14.36157	0
2017	$14.36157	$17.92578	0
2018	$17.92578	$17.20580	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.30799	$9.97981	731
2010	$9.97981	$10.88407	0
2011	$10.88407	$10.28889	0
2012	$10.28889	$11.36054	0
2013	$11.36054	$14.12256	276
2014	$14.12256	$14.54209	0
2015	$14.54209	$13.64832	0
2016	$13.64832	$14.91467	0
2017	$14.91467	$15.78094	0
2018	$15.78094	$13.64819	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.58040	$12.99107	613
2010	$12.99107	$14.07153	317
2011	$14.07153	$13.56493	305
2012	$13.56493	$15.09483	282
2013	$15.09483	$18.85966	207
2014	$18.85966	$19.67961	0
2015	$19.67961	$18.22346	0
2016	$18.22346	$20.60358	0
2017	$20.60358	$21.75000	0
2018	$21.75000	$19.26639	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.03405	$16.39814	0
2010	$16.39814	$20.48207	0
2011	$20.48207	$19.20228	0
2012	$19.20228	$22.14313	0
2013	$22.14313	$29.38657	133
2014	$29.38657	$28.78873	0
2015	$28.78873	$25.97139	0
2016	$25.97139	$32.93860	0
2017	$32.93860	$35.51079	0
2018	$35.51079	$30.13765	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$10.97523	$15.34965	0
2010	$15.34965	$19.08295	0
2011	$19.08295	$17.69156	0
2012	$17.69156	$19.10211	0
2013	$19.10211	$25.70748	0
2014	$25.70748	$26.91273	0
2015	$26.91273	$25.51893	0
2016	$25.51893	$25.89640	0
2017	$25.89640	$30.63059	0
2018	$30.63059	$28.23541	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.20134	$11.24895	0
2010	$11.24895	$11.53659	0
2011	$11.53659	$11.87704	0
2012	$11.87704	$11.78694	0
2013	$11.78694	$11.22463	0
2014	$11.22463	$11.30393	0
2015	$11.30393	$11.06341	0
2016	$11.06341	$10.84917	0
2017	$10.84917	$10.71197	0
2018	$10.71197	$10.47014	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.18819	$30.57887	0
2010	$30.57887	$35.02639	0
2011	$35.02639	$28.71015	0
2012	$28.71015	$31.64555	0
2013	$31.64555	$30.54163	0
2014	$30.54163	$27.25381	0
2015	$27.25381	$21.34308	0
2016	$21.34308	$24.41858	0
2017	$24.41858	$33.40579	0
2018	$33.40579	$27.40128	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$12.90578	$17.22840	0
2010	$17.22840	$18.19342	0
2011	$18.19342	$15.83804	0
2012	$15.83804	$18.23973	0
2013	$18.23973	$21.84894	0
2014	$21.84894	$18.91360	0
2015	$18.91360	$17.22732	0
2016	$17.22732	$17.98652	0
2017	$17.98652	$20.44990	0
2018	$20.44990	$16.84458	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.56624	$19.15212	0
2010	$19.15212	$21.35194	0
2011	$21.35194	$20.61913	0
2012	$20.61913	$23.10973	0
2013	$23.10973	$22.87794	0
2014	$22.87794	$22.69390	0
2015	$22.69390	$21.15435	0
2016	$21.15435	$21.21355	0
2017	$21.21355	$21.06650	0
2018	$21.06650	$20.91933	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.14361	$11.52654	0
2010	$11.52654	$13.42515	0
2011	$13.42515	$12.24237	0
2012	$12.24237	$13.52215	0
2013	$13.52215	$18.41406	0
2014	$18.41406	$19.40236	0
2015	$19.40236	$19.79758	0
2016	$19.79758	$19.67523	0
2017	$19.67523	$24.35107	0
2018	$24.35107	$22.79826	0
Invesco V.I. American Value Fund - Series I
2009	$8.67741	$11.76678	338
2010	$11.76678	$14.01166	22
2011	$14.01166	$13.77531	19
2012	$13.77531	$15.73987	17
2013	$15.73987	$20.58639	0
2014	$20.58639	$22.00856	0
2015	$22.00856	$19.48161	0
2016	$19.48161	$21.91890	0
2017	$21.91890	$23.48354	0
2018	$23.48354	$19.98253	0
Invesco V.I. American Value Fund - Series II
2009	$8.62696	$11.69440	0
2010	$11.69440	$13.91867	0
2011	$13.91867	$13.67096	0
2012	$13.67096	$15.58989	0
2013	$15.58989	$20.33947	0
2014	$20.33947	$21.69052	0
2015	$21.69052	$19.15108	0
2016	$19.15108	$21.49562	0
2017	$21.49562	$22.97115	0
2018	$22.97115	$19.49765	0
Invesco V.I. Comstock Fund - Series II
2009	$7.68385	$9.61109	0
2010	$9.61109	$10.83186	0
2011	$10.83186	$10.32940	0
2012	$10.32940	$11.96537	0
2013	$11.96537	$15.81122	0
2014	$15.81122	$16.80335	0
2015	$16.80335	$15.35409	0
2016	$15.35409	$17.49839	0
2017	$17.49839	$20.04539	0
2018	$20.04539	$17.11187	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.47404	$11.30409	0
2010	$11.30409	$12.33633	0
2011	$12.33633	$11.86127	0
2012	$11.86127	$12.98460	0
2013	$12.98460	$15.79609	0
2014	$15.79609	$16.73599	0
2015	$16.73599	$15.88102	0
2016	$15.88102	$17.76607	0
2017	$17.76607	$19.17564	0
2018	$19.17564	$16.86248	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.71703	$14.16528	271
2010	$14.16528	$15.48097	20
2011	$15.48097	$14.73972	18
2012	$14.73972	$16.41703	16
2013	$16.41703	$21.39225	0
2014	$21.39225	$22.91480	0
2015	$22.91480	$21.58172	0
2016	$21.58172	$25.10933	0
2017	$25.10933	$27.89836	0
2018	$27.89836	$23.48282	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.25405	$11.04973	25
2010	$11.04973	$13.69956	23
2011	$13.69956	$12.09614	22
2012	$12.09614	$13.15199	20
2013	$13.15199	$17.50102	0
2014	$17.50102	$18.35894	0
2015	$18.35894	$18.06969	0
2016	$18.06969	$17.70368	0
2017	$17.70368	$21.06822	0
2018	$21.06822	$19.31755	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.02595	$11.80899	163
2010	$11.80899	$12.91980	156
2011	$12.91980	$13.13764	104
2012	$13.13764	$14.40045	52
2013	$14.40045	$15.17393	771
2014	$15.17393	$15.42345	0
2015	$15.42345	$14.79393	0
2016	$14.79393	$16.16062	0
2017	$16.16062	$17.19588	0
2018	$17.19588	$16.07789	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.14642	$11.22372	304
2010	$11.22372	$13.01353	290
2011	$13.01353	$12.10797	193
2012	$12.10797	$13.04160	96
2013	$13.04160	$17.24681	0
2014	$17.24681	$17.99989	0
2015	$17.99989	$16.92984	0
2016	$16.92984	$19.08933	0
2017	$19.08933	$20.93786	0
2018	$20.93786	$18.73261	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.79156	$9.02400	311
2010	$9.02400	$10.32110	297
2011	$10.32110	$9.44291	198
2012	$9.44291	$10.30957	99
2013	$10.30957	$13.64787	0
2014	$13.64787	$14.31176	0
2015	$14.31176	$13.54189	0
2016	$13.54189	$15.44984	0
2017	$15.44984	$17.06730	0
2018	$17.06730	$15.27166	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.46156	$11.99670	0
2010	$11.99670	$14.36531	0
2011	$14.36531	$12.58776	0
2012	$12.58776	$13.98999	0
2013	$13.98999	$18.68082	0
2014	$18.68082	$19.30139	0
2015	$19.30139	$19.31339	0
2016	$19.31339	$19.04659	0
2017	$19.04659	$22.80901	0
2018	$22.80901	$21.57700	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.40306	$9.13056	294
2010	$9.13056	$11.15622	281
2011	$11.15622	$10.43177	187
2012	$10.43177	$11.63889	93
2013	$11.63889	$14.77512	0
2014	$14.77512	$16.05160	0
2015	$16.05160	$15.04364	0
2016	$15.04364	$17.05776	0
2017	$17.05776	$17.75484	0
2018	$17.75484	$14.69451	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$14.92252	$18.91352	134
2010	$18.91352	$20.21864	129
2011	$20.21864	$21.05234	115
2012	$21.05234	$24.17153	103
2013	$24.17153	$21.48360	0
2014	$21.48360	$21.53202	0
2015	$21.53202	$20.72773	0
2016	$20.72773	$22.32893	0
2017	$22.32893	$23.84063	0
2018	$23.84063	$21.58793	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.49749	$13.24878	0
2010	$13.24878	$14.71875	0
2011	$14.71875	$15.63593	0
2012	$15.63593	$17.60455	0
2013	$17.60455	$20.52051	0
2014	$20.52051	$20.89069	0
2015	$20.89069	$21.61175	0
2016	$21.61175	$22.19470	0
2017	$22.19470	$27.19317	0
2018	$27.19317	$26.02110	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.18140	$11.58142	318
2010	$11.58142	$13.86099	0
2011	$13.86099	$13.12485	0
2012	$13.12485	$14.62210	0
2013	$14.62210	$21.09109	0
2014	$21.09109	$21.85167	0
2015	$21.85167	$23.89103	0
2016	$23.89103	$22.89320	0
2017	$22.89320	$31.92975	0
2018	$31.92975	$33.44872	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.09341	$11.41115	0
2010	$11.41115	$13.62935	0
2011	$13.62935	$12.87337	0
2012	$12.87337	$14.30133	0
2013	$14.30133	$20.57971	0
2014	$20.57971	$21.26734	0
2015	$21.26734	$23.19597	0
2016	$23.19597	$22.16250	0
2017	$22.16250	$30.84016	0
2018	$30.84016	$32.23466	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.04140	$9.26099	0
2010	$9.26099	$11.93262	0
2011	$11.93262	$10.79005	0
2012	$10.79005	$11.40210	0
2013	$11.40210	$15.27033	0
2014	$15.27033	$15.14861	0
2015	$15.14861	$13.87225	0
2016	$13.87225	$12.31893	0
2017	$12.31893	$16.63545	0
2018	$16.63545	$17.91092	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.13776	$17.69518	140
2010	$17.69518	$22.32731	116
2011	$22.32731	$22.98181	105
2012	$22.98181	$25.88226	96
2013	$25.88226	$25.65357	0
2014	$25.65357	$32.34331	0
2015	$32.34331	$32.11133	0
2016	$32.11133	$33.33063	0
2017	$33.33063	$33.40613	0
2018	$33.40613	$29.94844	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$7.97829	$11.20308	355
2010	$11.20308	$11.91096	26
2011	$11.91096	$11.44368	23
2012	$11.44368	$12.68565	21
2013	$12.68565	$15.99380	0
2014	$15.99380	$17.93648	0
2015	$17.93648	$18.04288	0
2016	$18.04288	$17.14986	0
2017	$17.14986	$21.13814	0
2018	$21.13814	$19.36497	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.38186	$9.92829	304
2010	$9.92829	$10.89740	286
2011	$10.89740	$10.65652	273
2012	$10.65652	$11.63637	257
2013	$11.63637	$12.78976	0
2014	$12.78976	$13.45724	0
2015	$13.45724	$13.18303	0
2016	$13.18303	$13.47978	0
2017	$13.47978	$14.30867	0
2018	$14.30867	$13.16745	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$7.96802	$10.26564	0
2010	$10.26564	$12.71624	0
2011	$12.71624	$12.49113	0
2012	$12.49113	$14.13364	0
2013	$14.13364	$18.67258	0
2014	$18.67258	$19.19374	0
2015	$19.19374	$19.88342	0
2016	$19.88342	$19.77258	0
2017	$19.77258	$24.74640	0
2018	$24.74640	$22.58641	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.46546	$16.92125	0
2010	$16.92125	$19.07180	0
2011	$19.07180	$16.99438	0
2012	$16.99438	$20.02135	0
2013	$20.02135	$24.76718	0
2014	$24.76718	$24.62170	0
2015	$24.62170	$24.86475	0
2016	$24.86475	$24.18442	0
2017	$24.18442	$32.12163	0
2018	$32.12163	$27.09955	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.77949	$13.58678	632
2010	$13.58678	$15.19018	583
2011	$15.19018	$14.89381	553
2012	$14.89381	$16.41480	1,031
2013	$16.41480	$15.93096	490
2014	$15.93096	$15.90500	0
2015	$15.90500	$15.10695	0
2016	$15.10695	$15.63877	0
2017	$15.63877	$16.15675	0
2018	$16.15675	$15.02445	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.29885	$11.59368	505
2010	$11.59368	$13.08095	183
2011	$13.08095	$12.70277	173
2012	$12.70277	$14.42817	157
2013	$14.42817	$18.47333	0
2014	$18.47333	$19.86649	0
2015	$19.86649	$19.95319	0
2016	$19.95319	$21.63407	0
2017	$21.63407	$24.58493	0
2018	$24.58493	$22.00968	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.68401	$15.57907	18
2010	$15.57907	$18.67496	17
2011	$18.67496	$17.75870	15
2012	$17.75870	$20.35430	13
2013	$20.35430	$27.88214	0
2014	$27.88214	$30.32542	0
2015	$30.32542	$27.73977	0
2016	$27.73977	$31.79907	0
2017	$31.79907	$35.29195	0
2018	$35.29195	$30.75570	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.18283	$6.56771	0
2010	$6.56771	$7.11938	0
2011	$7.11938	$7.48539	0
2012	$7.48539	$8.03285	0
2013	$8.03285	$7.79505	0
2014	$7.79505	$8.11904	0
2015	$8.11904	$7.96443	0
2016	$7.96443	$7.99549	0
2017	$7.99549	$8.13113	0
2018	$8.13113	$7.81706	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$11.88777	0
2010	$11.88777	$13.03994	0
2011	$13.03994	$12.94698	0
2012	$12.94698	$15.04543	0
2013	$15.04543	$19.40681	0
2014	$19.40681	$21.29761	0
2015	$21.29761	$20.11469	0
2016	$20.11469	$22.26878	0
2017	$22.26878	$25.76992	0
2018	$25.76992	$22.97235	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.91753	$9.68898	415
2010	$9.68898	$10.45993	398
2011	$10.45993	$10.47181	370
2012	$10.47181	$11.47852	347
2013	$11.47852	$13.20456	0
2014	$13.20456	$14.23603	0
2015	$14.23603	$13.71053	0
2016	$13.71053	$14.42634	0
2017	$14.42634	$16.17619	0
2018	$16.17619	$15.26272	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.77218	$12.87051	156
2010	$12.87051	$14.37907	145
2011	$14.37907	$13.94886	139
2012	$13.94886	$15.51592	128
2013	$15.51592	$18.06044	0
2014	$18.06044	$19.25048	0
2015	$19.25048	$18.78430	0
2016	$18.78430	$19.52761	0
2017	$19.52761	$21.94405	0
2018	$21.94405	$19.82473	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.09606	$12.39193	0
2010	$12.39193	$12.36894	0
2011	$12.36894	$11.90732	0
2012	$11.90732	$14.18100	0
2013	$14.18100	$19.56948	0
2014	$19.56948	$24.33244	0
2015	$24.33244	$25.54784	0
2016	$25.54784	$22.06255	0
2017	$22.06255	$24.78436	0
2018	$24.78436	$23.99985	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.08936	$17.87142	0
2010	$17.87142	$17.72792	0
2011	$17.72792	$16.33591	0
2012	$16.33591	$16.71363	0
2013	$16.71363	$18.53019	0
2014	$18.53019	$20.68211	0
2015	$20.68211	$18.14868	0
2016	$18.14868	$18.02950	0
2017	$18.02950	$21.46069	0
2018	$21.46069	$20.80739	0
Putnam VT Government Money Market Fund - Class IB
2009	$9.91899	$9.68218	1,043
2010	$9.68218	$9.43494	1,101
2011	$9.43494	$9.19227	1,053
2012	$9.19227	$8.95445	1,112
2013	$8.95445	$8.72340	893
2014	$8.72340	$8.49832	0
2015	$8.49832	$8.27904	0
2016	$8.27904	$8.06606	0
2017	$8.06606	$7.87800	0
2018	$7.87800	$7.76482	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04284	0
2017	$10.04284	$12.80884	0
2018	$12.80884	$12.77449	0
Putnam VT High Yield Fund - Class IB
2009	$11.10586	$16.24763	187
2010	$16.24763	$18.04944	173
2011	$18.04944	$17.89162	162
2012	$17.89162	$20.21714	148
2013	$20.21714	$21.24054	0
2014	$21.24054	$21.01287	0
2015	$21.01287	$19.37304	0
2016	$19.37304	$21.80717	0
2017	$21.80717	$22.72991	0
2018	$22.72991	$21.24164	0
Putnam VT Income Fund - Class IB
2009	$8.11952	$11.59965	0
2010	$11.59965	$12.41459	0
2011	$12.41459	$12.69872	0
2012	$12.69872	$13.69793	0
2013	$13.69793	$13.59289	0
2014	$13.59289	$14.09575	0
2015	$14.09575	$13.53037	0
2016	$13.53037	$13.44444	0
2017	$13.44444	$13.83190	0
2018	$13.83190	$13.50129	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.76556	$14.28396	0
2010	$14.28396	$15.30941	0
2011	$15.30941	$12.38781	0
2012	$12.38781	$14.71077	0
2013	$14.71077	$18.35253	0
2014	$18.35253	$16.66542	0
2015	$16.66542	$16.25648	0
2016	$16.25648	$15.44802	0
2017	$15.44802	$19.05197	0
2018	$19.05197	$15.01161	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.04121	$11.52175	0
2010	$11.52175	$12.78581	0
2011	$12.78581	$12.46068	0
2012	$12.46068	$14.17995	0
2013	$14.17995	$18.66463	0
2014	$18.66463	$20.71086	0
2015	$20.71086	$19.73514	0
2016	$19.73514	$21.54249	0
2017	$21.54249	$25.78685	0
2018	$25.78685	$23.20215	0
Putnam VT Research Fund - Class IB
2009	$8.84550	$11.47592	0
2010	$11.47592	$13.00966	0
2011	$13.00966	$12.45193	0
2012	$12.45193	$14.30203	0
2013	$14.30203	$18.57978	0
2014	$18.57978	$20.78816	0
2015	$20.78816	$19.93681	0
2016	$19.93681	$21.37969	0
2017	$21.37969	$25.69372	0
2018	$25.69372	$23.84997	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.01030	$12.88476	27
2010	$12.88476	$15.00605	46
2011	$15.00605	$13.87507	42
2012	$13.87507	$15.78003	38
2013	$15.78003	$20.97296	0
2014	$20.97296	$23.18574	0
2015	$23.18574	$22.51970	0
2016	$22.51970	$23.64685	0
2017	$23.64685	$29.77249	0
2018	$29.77249	$28.55956	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option -
PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.64905	$8.84612	99,596
2010	$8.84612	$10.15847	64,871
2011	$10.15847	$9.69922	51,961
2012	$9.69922	$11.06267	23,930
2013	$11.06267	$14.22771	16,350
2014	$14.22771	$15.60153	17,303
2015	$15.60153	$15.38591	16,041
2016	$15.38591	$16.27939	13,190
2017	$16.27939	$19.44092	12,976
2018	$19.44092	$17.82383	11,495
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.17467	$9.95155	38,273
2010	$9.95155	$10.99968	11,860
2011	$10.99968	$10.75705	1,960
2012	$10.75705	$11.78771	1,412
2013	$11.78771	$13.10445	1,410
2014	$13.10445	$13.41186	1,408
2015	$13.41186	$13.10192	1,405
2016	$13.10192	$13.54106	1,403
2017	$13.54106	$15.00163	1,401
2018	$15.00163	$14.10425	1,399
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.46662	$9.42640	21,246
2010	$9.42640	$10.58431	33,341
2011	$10.58431	$10.26618	29,455
2012	$10.26618	$11.39979	20,018
2013	$11.39979	$12.94623	15,562
2014	$12.94623	$13.29876	6,325
2015	$13.29876	$13.00076	5,482
2016	$13.00076	$13.50963	4,690
2017	$13.50963	$15.42641	3,984
2018	$15.42641	$14.22844	3,303
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.94516	$8.94751	13,145
2010	$8.94751	$10.18384	6,941
2011	$10.18384	$9.71893	2,791
2012	$9.71893	$10.99361	2,774
2013	$10.99361	$13.10835	2,760
2014	$13.10835	$13.48435	2,747
2015	$13.48435	$13.17284	2,733
2016	$13.17284	$13.76235	2,724
2017	$13.76235	$16.31429	2,719
2018	$16.31429	$14.73067	2,714

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.42968	$10.61668	0
2010	$10.61668	$11.18311	0
2011	$11.18311	$11.13598	0
2012	$11.13598	$11.62053	0
2013	$11.62053	$12.00699	0
2014	$12.00699	$12.20930	0
2015	$12.20930	$11.92243	0
2016	$11.92243	$12.19811	0
2017	$12.19811	$12.98203	0
2018	$12.98203	$12.45883	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.25557	9,200
2016	$18.25557	$17.94103	12,012
2017	$17.94103	$23.64377	12,082
2018	$23.64377	$26.05400	1,017
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.89012	$8.54650	4,074
2010	$8.54650	$9.62994	3,945
2011	$9.62994	$9.62667	3,832
2012	$9.62667	$10.93178	3,444
2013	$10.93178	$14.16201	2,525
2014	$14.16201	$15.75675	10,186
2015	$15.75675	$15.64222	14,030
2016	$15.64222	$17.14233	13,681
2017	$17.14233	$20.44106	6,414
2018	$20.44106	$19.12409	1,570
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.62698	$9.09560	13,667
2010	$9.09560	$11.48523	16,003
2011	$11.48523	$10.05581	12,699
2012	$10.05581	$11.31353	6,885
2013	$11.31353	$15.09665	5,480
2014	$15.09665	$15.72070	4,893
2015	$15.72070	$15.18781	4,301
2016	$15.18781	$16.69525	3,792
2017	$16.69525	$19.76527	3,456
2018	$19.76527	$16.54262	2,725
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.21543	$12.69673	20,692
2010	$12.69673	$14.54944	20,350
2011	$14.54944	$14.63335	21,219
2012	$14.63335	$16.12856	18,922
2013	$16.12856	$20.52942	15,575
2014	$20.52942	$22.00393	14,847
2015	$22.00393	$21.41358	9,969
2016	$21.41358	$23.47565	7,913
2017	$23.47565	$26.71294	7,208
2018	$26.71294	$25.03155	5,750

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.15646	$12.19360	223,569
2010	$12.19360	$13.49309	167,583
2011	$13.49309	$13.56806	153,471
2012	$13.56806	$15.01054	133,425
2013	$15.01054	$16.79713	91,620
2014	$16.79713	$17.25791	68,019
2015	$17.25791	$15.75331	62,372
2016	$15.75331	$17.64186	50,356
2017	$17.64186	$19.00346	49,162
2018	$19.00346	$17.85877	21,952
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.62828	$9.71916	66,209
2010	$9.71916	$10.65152	52,884
2011	$10.65152	$10.30369	41,106
2012	$10.30369	$11.37069	33,911
2013	$11.37069	$14.36498	24,464
2014	$14.36498	$15.86581	20,809
2015	$15.86581	$16.45812	13,936
2016	$16.45812	$15.87459	13,788
2017	$15.87459	$19.97411	11,932
2018	$19.97411	$19.32729	10,870
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.49196	$10.28451	52,250
2010	$10.28451	$11.30842	49,980
2011	$11.30842	$10.77768	41,595
2012	$10.77768	$11.99818	16,553
2013	$11.99818	$15.03759	12,331
2014	$15.03759	$15.61148	11,299
2015	$15.61148	$14.77237	9,920
2016	$14.77237	$16.27521	9,740
2017	$16.27521	$17.35948	9,098
2018	$17.35948	$15.13511	3,909
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.11967	$13.76530	61,652
2010	$13.76530	$15.03249	47,523
2011	$15.03249	$14.61009	41,084
2012	$14.61009	$16.39169	34,269
2013	$16.39169	$20.64802	18,566
2014	$20.64802	$21.72268	13,528
2015	$21.72268	$20.28062	11,995
2016	$20.28062	$23.11717	10,300
2017	$23.11717	$24.60042	10,564
2018	$24.60042	$21.96799	8,890
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.69832	$17.37549	17,774
2010	$17.37549	$21.88084	11,078
2011	$21.88084	$20.68184	9,661
2012	$20.68184	$24.04557	8,852
2013	$24.04557	$32.17320	5,778
2014	$32.17320	$31.77764	4,651
2015	$31.77764	$28.90334	3,744
2016	$28.90334	$36.95706	3,387
2017	$36.95706	$40.16467	3,192
2018	$40.16467	$34.36382	2,362

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.53465	$16.26448	0
2010	$16.26448	$20.38611	0
2011	$20.38611	$19.05466	0
2012	$19.05466	$20.74329	0
2013	$20.74329	$28.14524	0
2014	$28.14524	$29.70681	0
2015	$29.70681	$28.39970	0
2016	$28.39970	$29.05583	0
2017	$29.05583	$34.64489	0
2018	$34.64489	$32.19475	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.63733	$11.78276	49,183
2010	$11.78276	$12.18328	63,376
2011	$12.18328	$12.64551	59,574
2012	$12.64551	$12.65292	59,470
2013	$12.65292	$12.14826	35,936
2014	$12.14826	$12.33456	39,118
2015	$12.33456	$12.17125	19,770
2016	$12.17125	$12.03331	20,741
2017	$12.03331	$11.97706	20,359
2018	$11.97706	$11.80151	13,744
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.11493	$32.40061	7,357
2010	$32.40061	$37.41737	6,635
2011	$37.41737	$30.92154	7,427
2012	$30.92154	$34.36364	6,508
2013	$34.36364	$33.43731	6,677
2014	$33.43731	$30.08297	4,398
2015	$30.08297	$23.75248	4,426
2016	$23.75248	$27.39753	4,049
2017	$27.39753	$37.78328	3,505
2018	$37.78328	$31.24336	1,865
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.56343	$18.25498	29,389
2010	$18.25498	$19.43566	23,615
2011	$19.43566	$17.05829	18,159
2012	$17.05829	$19.80671	13,174
2013	$19.80671	$23.92067	11,667
2014	$23.92067	$20.87722	9,494
2015	$20.87722	$19.17219	7,987
2016	$19.17219	$20.18103	7,586
2017	$20.18103	$23.13011	6,335
2018	$23.13011	$19.20679	6,180
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.41030	$20.29318	1,687
2010	$20.29318	$22.80969	1,730
2011	$22.80969	$22.20731	1,725
2012	$22.20731	$25.09462	1,417
2013	$25.09462	$25.04695	1,388
2014	$25.04695	$25.04953	3,363
2015	$25.04953	$23.54206	4,177
2016	$23.54206	$23.80125	3,911
2017	$23.80125	$23.82709	4,036
2018	$23.82709	$23.85239	3,912

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.50777	$12.21356	4,116
2010	$12.21356	$14.34203	4,097
2011	$14.34203	$13.18568	4,311
2012	$13.18568	$14.68397	4,140
2013	$14.68397	$20.16027	3,502
2014	$20.16027	$21.41675	2,226
2015	$21.41675	$22.03251	2,109
2016	$22.03251	$22.07566	1,603
2017	$22.07566	$27.54236	1,484
2018	$27.54236	$25.99513	2,018
Invesco V.I. American Value Fund - Series I
2009	$9.01535	$12.32539	2,743
2010	$12.32539	$14.79723	1,973
2011	$14.79723	$14.66687	1,131
2012	$14.66687	$16.89652	1,985
2013	$16.89652	$22.28052	1,063
2014	$22.28052	$24.01533	1,468
2015	$24.01533	$21.43266	855
2016	$21.43266	$24.31154	958
2017	$24.31154	$26.25717	750
2018	$26.25717	$22.52384	701
Invesco V.I. American Value Fund - Series II
2009	$8.96292	$12.24956	10,552
2010	$12.24956	$14.69900	6,254
2011	$14.69900	$14.55573	7,290
2012	$14.55573	$16.73549	5,356
2013	$16.73549	$22.01322	4,323
2014	$22.01322	$23.66825	3,259
2015	$23.66825	$21.06899	3,953
2016	$21.06899	$23.84200	3,746
2017	$23.84200	$25.68421	3,685
2018	$25.68421	$21.97724	963
Invesco V.I. Comstock Fund - Series II
2009	$7.98311	$10.06742	34,260
2010	$10.06742	$11.43925	27,134
2011	$11.43925	$10.99805	17,105
2012	$10.99805	$12.84477	14,020
2013	$12.84477	$17.11254	9,416
2014	$17.11254	$18.33567	13,371
2015	$18.33567	$16.89192	11,880
2016	$16.89192	$19.40863	9,880
2017	$19.40863	$22.41306	10,725
2018	$22.41306	$19.28820	11,319
Invesco V.I. Equity and Income Fund - Series II
2009	$9.84293	$11.84065	27,589
2010	$11.84065	$13.02792	21,104
2011	$13.02792	$12.62889	15,249
2012	$12.62889	$13.93871	13,154
2013	$13.93871	$17.09598	9,645
2014	$17.09598	$18.26198	5,638
2015	$18.26198	$17.47140	5,458
2016	$17.47140	$19.70524	5,306
2017	$19.70524	$21.44031	5,373
2018	$21.44031	$19.00679	6,481

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.31417	$15.00946	36,554
2010	$15.00946	$16.53815	26,125
2011	$16.53815	$15.87535	24,807
2012	$15.87535	$17.82744	23,154
2013	$17.82744	$23.42071	17,960
2014	$23.42071	$25.29365	14,613
2015	$25.29365	$24.01788	13,205
2016	$24.01788	$28.17248	9,325
2017	$28.17248	$31.55433	9,291
2018	$31.55433	$26.77551	8,993
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.53663	$11.57438	0
2010	$11.57438	$14.46770	0
2011	$14.46770	$12.87915	0
2012	$12.87915	$14.11865	0
2013	$14.11865	$18.94150	0
2014	$18.94150	$20.03328	2,213
2015	$20.03328	$19.87964	1,954
2016	$19.87964	$19.63651	2,002
2017	$19.63651	$23.55692	1,843
2018	$23.55692	$21.77460	1,707
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.34511	$12.32687	38,088
2010	$12.32687	$13.59709	28,215
2011	$13.59709	$13.93959	31,300
2012	$13.93959	$15.40526	26,709
2013	$15.40526	$16.36600	25,783
2014	$16.36600	$16.77171	33,421
2015	$16.77171	$16.21931	27,995
2016	$16.21931	$17.86274	26,133
2017	$17.86274	$19.16045	25,992
2018	$19.16045	$18.05993	24,246
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.46992	$11.71614	10,791
2010	$11.71614	$13.69591	8,367
2011	$13.69591	$12.84735	7,241
2012	$12.84735	$13.95191	3,826
2013	$13.95191	$18.60205	3,104
2014	$18.60205	$19.57374	3,155
2015	$19.57374	$18.56137	1,587
2016	$18.56137	$21.10032	1,542
2017	$21.10032	$23.33036	1,504
2018	$23.33036	$21.04236	1,192
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.06723	$9.42006	48,170
2010	$9.42006	$10.86249	32,228
2011	$10.86249	$10.01971	28,704
2012	$10.01971	$11.02937	17,286
2013	$11.02937	$14.72054	12,736
2014	$14.72054	$15.56339	7,370
2015	$15.56339	$14.84716	6,589
2016	$14.84716	$17.07769	5,822
2017	$17.07769	$19.01781	5,117
2018	$19.01781	$17.15494	3,134

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.76088	$12.52303	12,260
2010	$12.52303	$15.11853	10,688
2011	$15.11853	$13.35644	7,617
2012	$13.35644	$14.96650	7,475
2013	$14.96650	$20.14877	5,306
2014	$20.14877	$20.98911	4,993
2015	$20.98911	$21.17465	2,243
2016	$21.17465	$21.05316	2,200
2017	$21.05316	$25.41536	2,196
2018	$25.41536	$24.23748	2,086
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.66494	$9.53121	33,322
2010	$9.53121	$11.74128	17,564
2011	$11.74128	$11.06885	16,093
2012	$11.06885	$12.45136	13,787
2013	$12.45136	$15.93622	9,985
2014	$15.93622	$17.45519	9,265
2015	$17.45519	$16.49349	7,825
2016	$16.49349	$18.85484	6,373
2017	$18.85484	$19.78374	7,108
2018	$19.78374	$16.50650	5,573
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.68289	$20.04037	6,200
2010	$20.04037	$21.59908	4,048
2011	$21.59908	$22.67387	7,999
2012	$22.67387	$26.24759	6,884
2013	$26.24759	$23.52049	9,742
2014	$23.52049	$23.76712	4,453
2015	$23.76712	$23.06731	4,367
2016	$23.06731	$25.05268	4,136
2017	$25.05268	$26.96465	3,974
2018	$26.96465	$24.61469	883
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.93572	$13.91515	55,696
2010	$13.91515	$15.58589	42,266
2011	$15.58589	$16.69278	36,346
2012	$16.69278	$18.94913	17,100
2013	$18.94913	$22.26903	12,833
2014	$22.26903	$22.85689	13,284
2015	$22.85689	$23.83998	13,469
2016	$23.83998	$24.68346	13,225
2017	$24.68346	$30.48643	12,593
2018	$30.48643	$29.40898	10,606
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.46114	$12.13130	3,621
2010	$12.13130	$14.63818	1,574
2011	$14.63818	$13.97435	3,159
2012	$13.97435	$15.69667	2,904
2013	$15.69667	$22.82677	2,404
2014	$22.82677	$23.84414	2,341
2015	$23.84414	$26.28351	2,055
2016	$26.28351	$25.39199	1,972
2017	$25.39199	$35.70040	1,616
2018	$35.70040	$37.70193	1,413

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.36972	$11.95295	4,708
2010	$11.95295	$14.39354	4,856
2011	$14.39354	$13.70659	4,385
2012	$13.70659	$15.35233	3,986
2013	$15.35233	$22.27331	3,051
2014	$22.27331	$23.20656	2,670
2015	$23.20656	$25.51887	2,360
2016	$25.51887	$24.58157	2,405
2017	$24.58157	$34.48218	2,009
2018	$34.48218	$36.33356	1,733
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.17530	$9.54394	17,313
2010	$9.54394	$12.39802	19,532
2011	$12.39802	$11.30283	13,370
2012	$11.30283	$12.04231	10,053
2013	$12.04231	$16.26006	9,099
2014	$16.26006	$16.26295	8,883
2015	$16.26295	$15.01509	8,324
2016	$15.01509	$13.44305	8,577
2017	$13.44305	$18.29984	7,725
2018	$18.29984	$19.86268	3,244
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.85851	$18.75023	12,283
2010	$18.75023	$23.85244	6,595
2011	$23.85244	$24.75278	5,862
2012	$24.75278	$28.10614	5,064
2013	$28.10614	$28.08663	4,290
2014	$28.08663	$35.70131	3,153
2015	$35.70131	$35.73631	2,490
2016	$35.73631	$37.39671	2,271
2017	$37.39671	$37.78391	1,817
2018	$37.78391	$34.14778	1,441
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.35702	$11.83121	57,828
2010	$11.83121	$12.68200	44,855
2011	$12.68200	$12.28431	40,237
2012	$12.28431	$13.72958	35,163
2013	$13.72958	$17.45204	25,789
2014	$17.45204	$19.73251	18,092
2015	$19.73251	$20.01259	14,849
2016	$20.01259	$19.17786	13,282
2017	$19.17786	$23.82843	12,823
2018	$23.82843	$22.00657	11,964
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.80911	$10.52006	13,002
2010	$10.52006	$11.64169	11,032
2011	$11.64169	$11.47761	8,941
2012	$11.47761	$12.63610	8,667
2013	$12.63610	$14.00262	5,148
2014	$14.00262	$14.85437	4,704
2015	$14.85437	$14.67120	4,634
2016	$14.67120	$15.12430	4,267
2017	$15.12430	$16.18389	4,261
2018	$16.18389	$15.01381	3,813

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.37423	$10.87758	17,358
2010	$10.87758	$13.58476	12,134
2011	$13.58476	$13.45364	11,757
2012	$13.45364	$15.34802	11,672
2013	$15.34802	$20.44334	9,910
2014	$20.44334	$21.18655	9,766
2015	$21.18655	$22.12809	8,022
2016	$22.12809	$22.18494	7,777
2017	$22.18494	$27.98958	7,525
2018	$27.98958	$25.75366	6,321
Oppenheimer Global Fund/VA - Service Shares
2009	$13.10071	$17.92963	16,803
2010	$17.92963	$20.37410	7,600
2011	$20.37410	$18.30375	7,048
2012	$18.30375	$21.74139	6,832
2013	$21.74139	$27.11563	4,660
2014	$27.11563	$27.17777	4,529
2015	$27.17777	$27.67147	3,760
2016	$27.67147	$27.13481	3,660
2017	$27.13481	$36.33099	3,432
2018	$36.33099	$30.89943	3,220
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.37972	$14.39628	130,323
2010	$14.39628	$16.22731	107,136
2011	$16.22731	$16.04103	75,300
2012	$16.04103	$17.82470	72,670
2013	$17.82470	$17.44140	54,120
2014	$17.44140	$17.55598	46,592
2015	$17.55598	$16.81208	32,313
2016	$16.81208	$17.54644	31,047
2017	$17.54644	$18.27393	31,072
2018	$18.27393	$17.13099	24,013
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.77276	$12.28464	57,942
2010	$12.28464	$13.97426	45,608
2011	$13.97426	$13.68147	37,046
2012	$13.68147	$15.66767	33,014
2013	$15.66767	$20.22494	25,372
2014	$20.22494	$21.92879	21,172
2015	$21.92879	$22.20537	16,398
2016	$22.20537	$24.27308	15,210
2017	$24.27308	$27.80646	12,923
2018	$27.80646	$25.09559	12,266
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.27947	$16.50757	17,669
2010	$16.50757	$19.95029	10,854
2011	$19.95029	$19.12696	9,327
2012	$19.12696	$22.10296	8,392
2013	$22.10296	$30.52589	5,671
2014	$30.52589	$33.47349	4,149
2015	$33.47349	$30.87096	3,059
2016	$30.87096	$35.67812	2,283
2017	$35.67812	$39.91666	2,143
2018	$39.91666	$35.06811	1,557

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.40151	$6.85583	87,991
2010	$6.85583	$7.49270	78,060
2011	$7.49270	$7.94241	54,983
2012	$7.94241	$8.59345	33,793
2013	$8.59345	$8.40755	24,385
2014	$8.40755	$8.82889	22,474
2015	$8.82889	$8.73189	24,158
2016	$8.73189	$8.83774	22,457
2017	$8.83774	$9.06021	22,340
2018	$9.06021	$8.78083	15,568
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.59634	35,900
2010	$12.59634	$13.93055	35,611
2011	$13.93055	$13.94460	25,706
2012	$13.94460	$16.33810	21,573
2013	$16.33810	$21.24713	14,909
2014	$21.24713	$23.50868	12,907
2015	$23.50868	$22.38534	10,392
2016	$22.38534	$24.98549	8,638
2017	$24.98549	$29.14706	9,909
2018	$29.14706	$26.19350	8,373
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.32112	$10.26643	10,936
2010	$10.26643	$11.17429	10,517
2011	$11.17429	$11.27863	9,753
2012	$11.27863	$12.46467	9,149
2013	$12.46467	$14.45670	8,415
2014	$14.45670	$15.71397	8,129
2015	$15.71397	$15.25822	8,345
2016	$15.25822	$16.18630	7,526
2017	$16.18630	$18.29608	2,140
2018	$18.29608	$17.40282	1,981
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.27020	$13.63744	61,582
2010	$13.63744	$15.36089	55,636
2011	$15.36089	$15.02340	46,183
2012	$15.02340	$16.84870	39,108
2013	$16.84870	$19.77276	28,092
2014	$19.77276	$21.24868	25,340
2015	$21.24868	$20.90442	24,269
2016	$20.90442	$21.90956	23,092
2017	$21.90956	$24.81942	21,351
2018	$24.81942	$22.60417	9,770
Putnam VT Global Health Care Fund - Class IB
2009	$10.61069	$13.13048	0
2010	$13.13048	$13.21369	0
2011	$13.21369	$12.82482	0
2012	$12.82482	$15.39936	0
2013	$15.39936	$21.42511	0
2014	$21.42511	$26.85829	853
2015	$26.85829	$28.43144	698
2016	$28.43144	$24.75395	805
2017	$24.75395	$28.03219	768
2018	$28.03219	$27.36496	711

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.95997	$18.93614	50
2010	$18.93614	$18.93824	52
2011	$18.93824	$17.59429	56
2012	$17.59429	$18.14930	59
2013	$18.14930	$20.28714	66
2014	$20.28714	$22.82900	66
2015	$22.82900	$20.19720	72
2016	$20.19720	$20.22880	0
2017	$20.22880	$24.27284	0
2018	$24.27284	$23.72465	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.42442	$10.25909	309,668
2010	$10.25909	$10.07923	139,474
2011	$10.07923	$9.90041	108,589
2012	$9.90041	$9.72368	107,194
2013	$9.72368	$9.55058	91,535
2014	$9.55058	$9.38056	75,214
2015	$9.38056	$9.21357	51,158
2016	$9.21357	$9.05006	42,038
2017	$9.05006	$8.91042	47,211
2018	$8.91042	$8.85357	45,781
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05226	40,769
2017	$10.05226	$12.92427	36,398
2018	$12.92427	$12.99409	28,528
Putnam VT High Yield Fund - Class IB
2009	$11.67174	$17.21553	22,798
2010	$17.21553	$19.28163	11,273
2011	$19.28163	$19.26961	9,895
2012	$19.26961	$21.95344	8,504
2013	$21.95344	$23.25410	6,415
2014	$23.25410	$23.19378	6,019
2015	$23.19378	$21.55941	5,213
2016	$21.55941	$24.46690	4,233
2017	$24.46690	$25.70801	3,652
2018	$25.70801	$24.21943	3,377
Putnam VT Income Fund - Class IB
2009	$8.53336	$12.29079	87,147
2010	$12.29079	$13.26225	69,943
2011	$13.26225	$13.67684	55,962
2012	$13.67684	$14.87445	53,044
2013	$14.87445	$14.88160	47,678
2014	$14.88160	$15.55883	43,964
2015	$15.55883	$15.05743	37,278
2016	$15.05743	$15.08430	35,024
2017	$15.08430	$15.64429	35,127
2018	$15.64429	$15.39408	20,320

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.36519	$15.13528	30,099
2010	$15.13528	$16.35489	25,046
2011	$16.35489	$13.34242	18,531
2012	$13.34242	$15.97478	17,846
2013	$15.97478	$20.09299	13,478
2014	$20.09299	$18.39581	13,441
2015	$18.39581	$18.09182	7,499
2016	$18.09182	$17.33292	7,994
2017	$17.33292	$21.54907	6,658
2018	$21.54907	$17.11689	5,788
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.50209	$12.20851	5,658
2010	$12.20851	$13.65908	5,763
2011	$13.65908	$13.42083	2,924
2012	$13.42083	$15.39825	2,315
2013	$15.39825	$20.43454	1,920
2014	$20.43454	$22.86098	1,662
2015	$22.86098	$21.96291	1,541
2016	$21.96291	$24.17055	980
2017	$24.17055	$29.16610	874
2018	$29.16610	$26.45545	779
Putnam VT Research Fund - Class IB
2009	$9.29641	$12.15997	509
2010	$12.15997	$13.89823	719
2011	$13.89823	$13.41145	686
2012	$13.41145	$15.53087	659
2013	$15.53087	$20.34173	634
2014	$20.34173	$22.94639	607
2015	$22.94639	$22.18742	578
2016	$22.18742	$23.98801	323
2017	$23.98801	$29.06090	301
2018	$29.06090	$27.19422	276
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.52054	$13.65269	0
2010	$13.65269	$16.03085	2,373
2011	$16.03085	$14.94416	2,372
2012	$14.94416	$17.13576	2,864
2013	$17.13576	$22.96172	598
2014	$22.96172	$25.59275	598
2015	$25.59275	$25.06179	104
2016	$25.06179	$26.53166	104
2017	$26.53166	$33.67403	103
2018	$33.67403	$32.56403	103
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option -
PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option both added on or after
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.48702	$8.55146	0
2010	$8.55146	$9.73021	0
2011	$9.73021	$9.20534	0
2012	$9.20534	$10.40295	0
2013	$10.40295	$13.25672	0
2014	$13.25672	$14.40360	0
2015	$14.40360	$14.07434	0
2016	$14.07434	$14.75557	0
2017	$14.75557	$17.46241	0
2018	$17.46241	$15.86490	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$7.97560	$9.62026	0
2010	$9.62026	$10.53614	0
2011	$10.53614	$10.20952	0
2012	$10.20952	$11.08497	0
2013	$11.08497	$12.21032	0
2014	$12.21032	$12.38223	0
2015	$12.38223	$11.98522	0
2016	$11.98522	$12.27376	0
2017	$12.27376	$13.47509	0
2018	$13.47509	$12.55434	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.28475	$9.11254	0
2010	$9.11254	$10.13824	0
2011	$10.13824	$9.74360	0
2012	$9.74360	$10.72013	0
2013	$10.72013	$12.06288	0
2014	$12.06288	$12.27781	0
2015	$12.27781	$11.89267	0
2016	$11.89267	$12.24524	0
2017	$12.24524	$13.85663	0
2018	$13.85663	$12.66484	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.77596	$8.64953	0
2010	$8.64953	$9.75456	0
2011	$9.75456	$9.22411	0
2012	$9.22411	$10.33807	0
2013	$10.33807	$12.21384	0
2014	$12.21384	$12.44904	0
2015	$12.44904	$12.04996	0
2016	$12.04996	$12.47417	0
2017	$12.47417	$14.65403	0
2018	$14.65403	$13.11176	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.20013	$10.26335	0
2010	$10.26335	$10.71190	0
2011	$10.71190	$10.56927	0
2012	$10.56927	$10.92783	0
2013	$10.92783	$11.18780	0
2014	$11.18780	$11.27206	0
2015	$11.27206	$10.90633	0
2016	$10.90633	$11.05656	0
2017	$11.05656	$11.66106	0
2018	$11.66106	$11.08980	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$16.69950	0
2016	$16.69950	$16.26180	0
2017	$16.26180	$21.23778	0
2018	$21.23778	$23.19093	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.72225	$8.26188	0
2010	$8.26188	$9.22403	0
2011	$9.22403	$9.13658	0
2012	$9.13658	$10.27998	0
2013	$10.27998	$13.19566	0
2014	$13.19566	$14.54708	0
2015	$14.54708	$14.30901	0
2016	$14.30901	$15.53801	0
2017	$15.53801	$18.36110	0
2018	$18.36110	$17.02260	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.46549	$8.79268	0
2010	$8.79268	$11.00114	0
2011	$11.00114	$9.54381	0
2012	$9.54381	$10.63887	0
2013	$10.63887	$14.06642	0
2014	$14.06642	$14.51363	0
2015	$14.51363	$13.89314	0
2016	$13.89314	$15.13253	0
2017	$15.13253	$17.75378	0
2018	$17.75378	$14.72448	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.65821	$11.89418	470
2010	$11.89418	$13.50501	445
2011	$13.50501	$13.45870	397
2012	$13.45870	$14.69764	377
2013	$14.69764	$18.53675	365
2014	$18.53675	$19.68609	322
2015	$19.68609	$18.98232	296
2016	$18.98232	$20.62016	0
2017	$20.62016	$23.25225	0
2018	$23.25225	$21.59142	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.77120	$11.57361	0
2010	$11.57361	$12.68977	0
2011	$12.68977	$12.64362	0
2012	$12.64362	$13.85935	0
2013	$13.85935	$15.36685	0
2014	$15.36685	$15.64371	0
2015	$15.64371	$14.14892	0
2016	$14.14892	$15.70041	0
2017	$15.70041	$16.75976	0
2018	$16.75976	$15.60766	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.33553	$9.26054	0
2010	$9.26054	$10.05598	0
2011	$10.05598	$9.63862	0
2012	$9.63862	$10.53906	0
2013	$10.53906	$13.19242	0
2014	$13.19242	$14.43724	0
2015	$14.43724	$14.83897	0
2016	$14.83897	$14.18202	0
2017	$14.18202	$17.68369	0
2018	$17.68369	$16.95610	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.28517	$9.94218	0
2010	$9.94218	$10.83190	0
2011	$10.83190	$10.22908	0
2012	$10.22908	$11.28288	0
2013	$11.28288	$14.01163	0
2014	$14.01163	$14.41304	0
2015	$14.41304	$13.51331	0
2016	$13.51331	$14.75202	0
2017	$14.75202	$15.59299	0
2018	$15.59299	$13.47186	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.51313	$12.89522	1,132
2010	$12.89522	$13.95338	1,133
2011	$13.95338	$13.43726	1,072
2012	$13.43726	$14.93738	995
2013	$14.93738	$18.64380	452
2014	$18.64380	$19.43440	407
2015	$19.43440	$17.97791	380
2016	$17.97791	$20.30516	55
2017	$20.30516	$21.41322	58
2018	$21.41322	$18.94870	56
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$12.95116	$16.27711	553
2010	$16.27711	$20.31005	499
2011	$20.31005	$19.02150	465
2012	$19.02150	$21.91211	435
2013	$21.91211	$29.05015	53
2014	$29.05015	$28.42992	56
2015	$28.42992	$25.62134	47
2016	$25.62134	$32.46138	34
2017	$32.46138	$34.96080	35
2018	$34.96080	$29.64056	36

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$10.90541	$15.23636	0
2010	$15.23636	$18.92268	0
2011	$18.92268	$17.52500	0
2012	$17.52500	$18.90279	0
2013	$18.90279	$25.41316	0
2014	$25.41316	$26.57729	0
2015	$26.57729	$25.17497	0
2016	$25.17497	$25.52121	0
2017	$25.52121	$30.15618	0
2018	$30.15618	$27.76970	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.14778	$11.18367	1,084
2010	$11.18367	$11.45788	1,034
2011	$11.45788	$11.78394	976
2012	$11.78394	$11.68252	926
2013	$11.68252	$11.11377	880
2014	$11.11377	$11.18081	828
2015	$11.18081	$10.93169	773
2016	$10.93169	$10.70903	724
2017	$10.70903	$10.56286	678
2018	$10.56286	$10.31385	625
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.07253	$30.35324	0
2010	$30.35324	$34.73231	0
2011	$34.73231	$28.43990	0
2012	$28.43990	$31.31542	0
2013	$31.31542	$30.19199	0
2014	$30.19199	$26.91414	0
2015	$26.91414	$21.05540	0
2016	$21.05540	$24.06480	0
2017	$24.06480	$32.88846	0
2018	$32.88846	$26.94937	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$12.82371	$17.10128	608
2010	$17.10128	$18.04066	580
2011	$18.04066	$15.68895	547
2012	$15.68895	$18.04946	519
2013	$18.04946	$21.59883	493
2014	$21.59883	$18.67789	464
2015	$18.67789	$16.99515	434
2016	$16.99515	$17.72595	406
2017	$17.72595	$20.13319	380
2018	$20.13319	$16.56677	350
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.46095	$19.01088	0
2010	$19.01088	$21.17272	0
2011	$21.17272	$20.42513	0
2012	$20.42513	$22.86875	0
2013	$22.86875	$22.61615	0
2014	$22.61615	$22.41116	0
2015	$22.41116	$20.86935	0
2016	$20.86935	$20.90633	0
2017	$20.90633	$20.74034	0
2018	$20.74034	$20.57443	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.09815	$11.44144	0
2010	$11.44144	$13.31237	0
2011	$13.31237	$12.12709	0
2012	$12.12709	$13.38104	0
2013	$13.38104	$18.20321	0
2014	$18.20321	$19.16051	0
2015	$19.16051	$19.53074	0
2016	$19.53074	$19.39017	0
2017	$19.39017	$23.97393	0
2018	$23.97393	$22.42225	0
Invesco V.I. American Value Fund - Series I
2009	$8.63589	$11.69846	1,256
2010	$11.69846	$13.91602	1,147
2011	$13.91602	$13.66726	1,048
2012	$13.66726	$15.60034	944
2013	$15.60034	$20.38298	411
2014	$20.38298	$21.76873	367
2015	$21.76873	$19.24952	354
2016	$19.24952	$21.63560	52
2017	$21.63560	$23.15650	54
2018	$23.15650	$19.68413	53
Invesco V.I. American Value Fund - Series II
2009	$8.58565	$11.62646	0
2010	$11.62646	$13.82362	0
2011	$13.82362	$13.56368	0
2012	$13.56368	$15.45164	0
2013	$15.45164	$20.13842	0
2014	$20.13842	$21.45407	0
2015	$21.45407	$18.92286	0
2016	$18.92286	$21.21770	0
2017	$21.21770	$22.65115	0
2018	$22.65115	$19.20639	0
Invesco V.I. Comstock Fund - Series II
2009	$7.64707	$9.55528	0
2010	$9.55528	$10.75792	0
2011	$10.75792	$10.24838	0
2012	$10.24838	$11.85930	0
2013	$11.85930	$15.65498	0
2014	$15.65498	$16.62022	0
2015	$16.62022	$15.17115	0
2016	$15.17115	$17.27221	0
2017	$17.27221	$19.76621	0
2018	$19.76621	$16.85632	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.42870	$11.23845	0
2010	$11.23845	$12.25211	0
2011	$12.25211	$11.76822	0
2012	$11.76822	$12.86948	0
2013	$12.86948	$15.63999	0
2014	$15.63999	$16.55361	0
2015	$16.55361	$15.69182	0
2016	$15.69182	$17.53645	0
2017	$17.53645	$18.90859	0
2018	$18.90859	$16.61066	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.64250	$14.06073	1,028
2010	$14.06073	$15.35095	1,037
2011	$15.35095	$14.60095	981
2012	$14.60095	$16.24574	902
2013	$16.24574	$21.14731	396
2014	$21.14731	$22.62917	350
2015	$22.62917	$21.29082	321
2016	$21.29082	$24.74553	45
2017	$24.74553	$27.46625	45
2018	$27.46625	$23.09548	45
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.21931	$10.98553	0
2010	$10.98553	$13.60599	0
2011	$13.60599	$12.00120	0
2012	$12.00120	$13.03533	0
2013	$13.03533	$17.32800	0
2014	$17.32800	$18.15877	0
2015	$18.15877	$17.85434	0
2016	$17.85434	$17.47477	0
2017	$17.47477	$20.77473	0
2018	$20.77473	$19.02898	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$8.98664	$11.74548	0
2010	$11.74548	$12.83715	0
2011	$12.83715	$13.04023	0
2012	$13.04023	$14.27896	0
2013	$14.27896	$15.03047	0
2014	$15.03047	$15.26194	0
2015	$15.26194	$14.62399	0
2016	$14.62399	$15.95863	0
2017	$15.95863	$16.96372	0
2018	$16.96372	$15.84464	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.10656	$11.16333	0
2010	$11.16333	$12.93024	0
2011	$12.93024	$12.01815	0
2012	$12.01815	$12.93154	0
2013	$12.93154	$17.08372	0
2014	$17.08372	$17.81138	0
2015	$17.81138	$16.73534	0
2016	$16.73534	$18.85071	0
2017	$18.85071	$20.65515	0
2018	$20.65515	$18.46080	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.75761	$8.97546	0
2010	$8.97546	$10.25507	0
2011	$10.25507	$9.37289	0
2012	$9.37289	$10.22259	0
2013	$10.22259	$13.51884	0
2014	$13.51884	$14.16191	0
2015	$14.16191	$13.38635	0
2016	$13.38635	$15.25676	0
2017	$15.25676	$16.83692	0
2018	$16.83692	$15.05012	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.42471	$11.93221	0
2010	$11.93221	$14.27343	0
2011	$14.27343	$12.49443	0
2012	$12.49443	$13.87198	0
2013	$13.87198	$18.50425	0
2014	$18.50425	$19.09932	0
2015	$19.09932	$19.09157	0
2016	$19.09157	$18.80855	0
2017	$18.80855	$22.50110	0
2018	$22.50110	$21.26398	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.37081	$9.08145	0
2010	$9.08145	$11.08484	0
2011	$11.08484	$10.35439	0
2012	$10.35439	$11.54067	0
2013	$11.54067	$14.63540	0
2014	$14.63540	$15.88349	0
2015	$15.88349	$14.87078	0
2016	$14.87078	$16.84451	0
2017	$16.84451	$17.51509	0
2018	$17.51509	$14.48127	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$14.82764	$18.77400	0
2010	$18.77400	$20.04890	0
2011	$20.04890	$20.85422	0
2012	$20.85422	$23.91945	0
2013	$23.91945	$21.23771	0
2014	$21.23771	$21.26373	0
2015	$21.26373	$20.44844	0
2016	$20.44844	$22.00552	0
2017	$22.00552	$23.47147	0
2018	$23.47147	$21.23195	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.44372	$13.16738	0
2010	$13.16738	$14.61331	0
2011	$14.61331	$15.50802	0
2012	$15.50802	$17.44256	0
2013	$17.44256	$20.31083	0
2014	$20.31083	$20.65600	0
2015	$20.65600	$21.34703	0
2016	$21.34703	$21.90040	0
2017	$21.90040	$26.80538	0
2018	$26.80538	$25.62383	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.14702	$11.51416	1,257
2010	$11.51416	$13.76638	1,097
2011	$13.76638	$13.02192	1,003
2012	$13.02192	$14.49249	1,003
2013	$14.49249	$20.88270	382
2014	$20.88270	$21.61356	365
2015	$21.61356	$23.60643	290
2016	$23.60643	$22.59733	49
2017	$22.59733	$31.48514	39
2018	$31.48514	$32.94926	33

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.05944	$11.34485	0
2010	$11.34485	$13.53627	0
2011	$13.53627	$12.77235	0
2012	$12.77235	$14.17451	0
2013	$14.17451	$20.37629	0
2014	$20.37629	$21.03552	0
2015	$21.03552	$22.91958	0
2016	$22.91958	$21.87599	0
2017	$21.87599	$30.41060	0
2018	$30.41060	$31.75322	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.02479	$9.22605	0
2010	$9.22605	$11.87541	0
2011	$11.87541	$10.72733	0
2012	$10.72733	$11.32415	0
2013	$11.32415	$15.15038	0
2014	$15.15038	$15.01418	0
2015	$15.01418	$13.73503	0
2016	$13.73503	$12.18459	0
2017	$12.18459	$16.43734	0
2018	$16.43734	$17.67955	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.04780	$17.56450	510
2010	$17.56450	$22.13972	487
2011	$22.13972	$22.76539	0
2012	$22.76539	$25.61216	0
2013	$25.61216	$25.35978	0
2014	$25.35978	$31.94013	0
2015	$31.94013	$31.67850	0
2016	$31.67850	$32.84773	0
2017	$32.84773	$32.88872	0
2018	$32.88872	$29.45447	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$7.93199	$11.12664	1,339
2010	$11.12664	$11.81755	1,329
2011	$11.81755	$11.34230	1,218
2012	$11.34230	$12.56033	1,172
2013	$12.56033	$15.81955	531
2014	$15.81955	$17.72284	446
2015	$17.72284	$17.80968	383
2016	$17.80968	$16.91087	66
2017	$16.91087	$20.82242	59
2018	$20.82242	$19.05626	56
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.32855	$9.85502	0
2010	$9.85502	$10.80589	0
2011	$10.80589	$10.55620	0
2012	$10.55620	$11.51497	0
2013	$11.51497	$12.64334	0
2014	$12.64334	$13.28953	0
2015	$13.28953	$13.00537	0
2016	$13.00537	$13.28451	0
2017	$13.28451	$14.08709	0
2018	$14.08709	$12.95030	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$7.91731	$10.18985	0
2010	$10.18985	$12.60943	0
2011	$12.60943	$12.37352	0
2012	$12.37352	$13.98617	0
2013	$13.98617	$18.45878	0
2014	$18.45878	$18.95450	0
2015	$18.95450	$19.61543	0
2016	$19.61543	$19.48611	0
2017	$19.48611	$24.36314	0
2018	$24.36314	$22.21388	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.38618	$16.79637	0
2010	$16.79637	$18.91165	0
2011	$18.91165	$16.83439	0
2012	$16.83439	$19.81247	0
2013	$19.81247	$24.48363	0
2014	$24.48363	$24.31483	0
2015	$24.31483	$24.52963	0
2016	$24.52963	$23.83405	0
2017	$23.83405	$31.62417	0
2018	$31.62417	$26.65260	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.70455	$13.48648	35
2010	$13.48648	$15.06259	31
2011	$15.06259	$14.75358	28
2012	$14.75358	$16.24351	25
2013	$16.24351	$15.74855	29
2014	$15.74855	$15.70674	0
2015	$15.70674	$14.90332	0
2016	$14.90332	$15.41219	0
2017	$15.41219	$15.90650	0
2018	$15.90650	$14.77664	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.23969	$11.50809	2,391
2010	$11.50809	$12.97108	2,287
2011	$12.97108	$12.58318	2,563
2012	$12.58318	$14.27764	2,392
2013	$14.27764	$18.26183	1,754
2014	$18.26183	$19.61888	1,620
2015	$19.61888	$19.68427	1,484
2016	$19.68427	$21.32065	1,117
2017	$21.32065	$24.20418	1,047
2018	$24.20418	$21.64668	967
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.60969	$15.46407	0
2010	$15.46407	$18.51810	0
2011	$18.51810	$17.59147	0
2012	$17.59147	$20.14189	0
2013	$20.14189	$27.56288	0
2014	$27.56288	$29.94742	0
2015	$29.94742	$27.36586	0
2016	$27.36586	$31.33834	0
2017	$31.33834	$34.74531	0
2018	$34.74531	$30.24839	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.15590	$6.53241	0
2010	$6.53241	$7.07383	0
2011	$7.07383	$7.42989	0
2012	$7.42989	$7.96509	0
2013	$7.96509	$7.72136	0
2014	$7.72136	$8.03403	0
2015	$8.03403	$7.87294	0
2016	$7.87294	$7.89556	0
2017	$7.89556	$8.02134	0
2018	$8.02134	$7.70364	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$11.80004	0
2010	$11.80004	$12.93044	0
2011	$12.93044	$12.82510	0
2012	$12.82510	$14.88846	0
2013	$14.88846	$19.18464	0
2014	$19.18464	$21.03217	0
2015	$21.03217	$19.84359	0
2016	$19.84359	$21.94616	0
2017	$21.94616	$25.37082	895
2018	$25.37082	$22.59347	827
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.86717	$9.61747	957
2010	$9.61747	$10.37207	978
2011	$10.37207	$10.37322	891
2012	$10.37322	$11.35875	839
2013	$11.35875	$13.05338	154
2014	$13.05338	$14.05861	111
2015	$14.05861	$13.52576	88
2016	$13.52576	$14.21735	79
2017	$14.21735	$15.92568	78
2018	$15.92568	$15.01102	71
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.71003	$12.77553	0
2010	$12.77553	$14.25832	0
2011	$14.25832	$13.81755	0
2012	$13.81755	$15.35404	0
2013	$15.35404	$17.85367	0
2014	$17.85367	$19.01056	0
2015	$19.01056	$18.53115	0
2016	$18.53115	$19.24474	0
2017	$19.24474	$21.60424	0
2018	$21.60424	$19.49780	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.03184	$12.30045	0
2010	$12.30045	$12.26502	0
2011	$12.26502	$11.79520	0
2012	$11.79520	$14.03302	0
2013	$14.03302	$19.34542	0
2014	$19.34542	$24.02916	0
2015	$24.02916	$25.20351	0
2016	$25.20351	$21.74290	0
2017	$21.74290	$24.40049	0
2018	$24.40049	$23.60400	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$16.98071	$17.73956	27
2010	$17.73956	$17.57908	27
2011	$17.57908	$16.18216	26
2012	$16.18216	$16.53928	25
2013	$16.53928	$18.31806	25
2014	$18.31806	$20.42437	0
2015	$20.42437	$17.90410	0
2016	$17.90410	$17.76833	0
2017	$17.76833	$21.12837	0
2018	$21.12837	$20.46427	0
Putnam VT Government Money Market Fund - Class IB
2009	$9.85590	$9.61071	0
2010	$9.61071	$9.35569	0
2011	$9.35569	$9.10572	0
2012	$9.10572	$8.86101	0
2013	$8.86101	$8.62352	0
2014	$8.62352	$8.39238	0
2015	$8.39238	$8.16745	0
2016	$8.16745	$7.94918	0
2017	$7.94918	$7.75595	0
2018	$7.75595	$7.63672	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04165	138
2017	$10.04165	$12.79435	120
2018	$12.79435	$12.74700	105
Putnam VT High Yield Fund - Class IB
2009	$11.03525	$16.12778	0
2010	$16.12778	$17.89793	0
2011	$17.89793	$17.72327	0
2012	$17.72327	$20.00632	0
2013	$20.00632	$20.99748	0
2014	$20.99748	$20.75110	0
2015	$20.75110	$19.11204	0
2016	$19.11204	$21.49137	0
2017	$21.49137	$22.37801	0
2018	$22.37801	$20.89144	0
Putnam VT Income Fund - Class IB
2009	$8.06787	$11.51405	0
2010	$11.51405	$12.31033	0
2011	$12.31033	$12.57919	0
2012	$12.57919	$13.55504	0
2013	$13.55504	$13.43729	0
2014	$13.43729	$13.92009	0
2015	$13.92009	$13.34804	0
2016	$13.34804	$13.24970	0
2017	$13.24970	$13.61771	0
2018	$13.61771	$13.27866	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.69074	$14.17854	0
2010	$14.17854	$15.18084	0
2011	$15.18084	$12.27117	0
2012	$12.27117	$14.55727	0
2013	$14.55727	$18.14242	0
2014	$18.14242	$16.45769	0
2015	$16.45769	$16.03737	0
2016	$16.03737	$15.22420	0
2017	$15.22420	$18.75690	0
2018	$18.75690	$14.76399	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.98370	$11.43671	0
2010	$11.43671	$12.67843	0
2011	$12.67843	$12.34336	0
2012	$12.34336	$14.03199	0
2013	$14.03199	$18.45092	0
2014	$18.45092	$20.45271	0
2015	$20.45271	$19.46915	0
2016	$19.46915	$21.23038	0
2017	$21.23038	$25.38749	0
2018	$25.38749	$22.81949	0
Putnam VT Research Fund - Class IB
2009	$8.78924	$11.39122	0
2010	$11.39122	$12.90040	0
2011	$12.90040	$12.33471	0
2012	$12.33471	$14.15283	0
2013	$14.15283	$18.36708	0
2014	$18.36708	$20.52909	0
2015	$20.52909	$19.66813	0
2016	$19.66813	$21.06998	0
2017	$21.06998	$25.29583	0
2018	$25.29583	$23.45665	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$9.94662	$12.78966	1,333
2010	$12.78966	$14.88003	1,902
2011	$14.88003	$13.74445	1,780
2012	$13.74445	$15.61539	1,693
2013	$15.61539	$20.73284	502
2014	$20.73284	$22.89676	432
2015	$22.89676	$22.21620	374
2016	$22.21620	$23.30427	107
2017	$23.30427	$29.31142	94
2018	$29.31142	$28.08855	86
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.19%.

PA195-4                                                 ASADVISOR

The Putnam Allstate Advisor Variable Annuities
(Advisor, Advisor Plus, Advisor Preferred)
Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758560, Topeka, KS 66675-8560
Telephone Number: 1-800-390-1277
Fax Number: 1-785-228-4568
Prospectus dated April 29, 2019

Allstate Life Insurance Company (“Allstate Life”) has offered the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”):

•	Putnam Allstate Advisor

•	Putnam Allstate Advisor Plus

•	Putnam Allstate Advisor Preferred
This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.
This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional.
Each Contract currently offers several investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”), depending on the Contract, and variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following underlying fund portfolios (“Funds”) of the Putnam Variable Trust:

Putnam VT Diversified Income Fund – Class IB
Putnam VT Equity Income Fund – Class IB
Putnam VT George Putnam Balanced Fund – Class IB
Putnam VT Global Asset Allocation Fund – Class IB
Putnam VT Global Equity Fund – Class IB
Putnam VT Global Health Care Fund – Class IB
Putnam VT Global Utilities Fund – Class IB
Putnam VT Government Money Market Fund – Class IB
Putnam VT Growth Opportunities Fund – Class IB
Putnam VT High Yield Fund – Class IB
Putnam VT Income Fund – Class IB
Putnam VT International Equity Fund – Class IB

Putnam VT International Growth Fund – Class IB
Putnam VT International Value Fund – Class IB
Putnam VT Mortgage Securities Fund – Class IB
Putnam VT Multi-Cap Core Fund – Class IB
Putnam VT Research Fund – Class IB
Putnam VT Small Cap Growth Fund – Class IB
Putnam VT Small Cap Value Fund – Class IB
Putnam VT Sustainable Future Fund – Class IB
Putnam VT Sustainable Leaders Fund – Class IB

For Putnam Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract value (“Contract Value”) a credit enhancement (“Credit Enhancement”) equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.
We (Allstate Life) have filed a Statement of Additional Information, dated April 29, 2019 , with the Securities and Exchange Commission (“SEC”). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. The contents of the Statement of Additional Information are described below – see Table of Contents. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s website (www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC’s website.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future shareholder reports in paper free of charge by calling 1-800-457-7617. Your election to receive reports in paper will apply to all portfolios available under your contract.

PUTNAM

IMPORTANT NOTICES
The SEC has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

The Contracts are not FDIC insured.

i

Glossary of Terms

Accumulation Phase: The period begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.
Accumulation Unit: A unit of measurement used to calculate the value of your investment in the Variable Sub-Accounts during the Accumulation Phase.
Accumulation Unit Value: The separate value for each Variable Sub-Account’s Accumulation Unit. Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Allstate Life (“we”): The issuer of the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”): Putnam Allstate Advisor, Putnam Allstate Advisor Plus, Putnam Allstate Advisor Preferred
Annuitant: The individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows: 90- Putnam Allstate Advisor, 85- Putnam Allstate Advisor Plus, and 90- Putnam Allstate Advisor Preferred.
Automatic Additions Program: A program that may enable you to make subsequent purchase payments of at least $50 or more per month by automatically transferring money from your bank account. The Automatic Additions Program is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for Putnam Allstate Advisor Contracts only).
Automatic Fund Rebalancing Program: A program, during the Accumulation Phase, where we automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations quarterly, semi-annually, or annually.
Beneficiary(ies): The person(s), who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries by written notice at any time unless you have designated an irrevocable Beneficiary.

•	Primary Beneficiary: the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your contract.

•
Contingent Beneficiary: The person selected by the Contract owner who will receive the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

Cancellation Period: The time during which you have the right to cancel your Contract, generally within 20 days of receipt or any longer period as your state may require.
Code - The Internal Revenue Code of 1986, as amended.
Contract*: Putnam Allstate Advisor, Putnam Allstate Advisor Plus, Putnam Allstate Advisor Preferred, are each an individual and group flexible premium deferred variable annuity contract between you, the Contract owner, and Allstate Life, a life insurance company.
Contract Anniversary: Each twelve-month period from the date of your Contract’s Issue Date.
Contract Owner (“you”): The person or entity who may exercise all of the rights and privileges provided by the Contract.
Contract Value: On the Issue Date, your Contract Value will depend on which Contact you have.

•	Putnam Allstate Advisor: Is equal to your initial Purchase Payment.

•	Putnam Allstate Advisor Plus: Is equal to your initial Purchase Payment plus the Credit Enhancement.

•	Putnam Allstate Advisor Preferred: is equal to your initial Purchase Payment.
Thereafter your Contract Value at anytime during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Option(s) offered by your Contract.
Contract Year: The period of time measured from the date we issue your Contract or a “Contract Anniversary.”
*In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

Credit Enhancement: For Putnam Allstate Advisor Plus Contracts only. Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment.
Dollar Cost Averaging Program: A program that automatically transfers dollar cost averaging prior to the Payout Start Date by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation.
Due Proof of Death: Documentation needed when there is a claim for distribution on death. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Earnings Protection Death Benefit Option: An optional death benefit that increases the death benefit provided by the Contract if the oldest Contract Owner or Annuitant is age 65 or younger on the Rider Application Date by the lesser of: (1) 100% (50% if the oldest Contract Owner or Annuitant is over age 65 and both the Contact Owner and Annuitant are younger than 75 on the Rider Application Date) of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant; and (2) 40% (25% if the oldest Contract Owner or Annuitant is over age 65 and both the Contract Owner and Annuitant are younger than 75 on the Rider Application Date) of In-Force Earnings.
Enhanced Beneficiary Protection Option: An option available that provides for the greatest of the base death benefits available under the Contract and an enhanced death benefit that accumulates your Contract Value on the Rider Date plus any subsequent payments, at a daily rate equivalent to 5% per year, adjusted for withdrawals and subject to the terms of the benefit.
Excess of Earnings Withdrawal: The amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.
Fixed Account Options: The Fixed Account consists of our general assets other than those in segregated asset accounts. You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states.
Free Withdrawal Amount: The amount, equal to 15% of the Contract Value as of the beginning of that Contract Year, you can withdraw during each Contract Year without paying the charge. Unused portions of this 15% “Free Withdrawal Amount” are not carried forward to future Contract Years.
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our home office: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Guarantee Period: The period of time during which each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee. The Guarantee Periods may not be available in your state.
Income Base: An amount used to determine the Guaranteed Income Benefit that equals the Contract Value on the Rider Date, adjusted for purchase payments and withdrawals as detailed in “Retirement Income Guarantee Riders.”
Income Plan: A series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
In-Force Earnings: The Contract Value minus the In-Force Premium, which will never be less than zero.
In-Force Premium: The Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract (“Rider Date”) plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.
Investment Alternatives: Variable Sub-Accounts offered under the Contract that invest in the shares of a corresponding Fund.
Issue Date: The date we issue your Contract.
Maximum Anniversary Value: An amount used to determine the death benefit that equals the initial purchase payment (including Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts) on the Issue Date and is subsequently adjusted for purchase payments and withdrawals as detailed in “Death Benefit Amount.”

Payout Phase: The period of time that begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
Payout Start Date: The day that we apply your Contract Value, less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant’s 90th birthday, or the 10th Contract Anniversary, if later.
Retirement Income Guarantee Rider: An optional rider that guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select. This rider is no longer offered.
Rider Application Date: The later of the date we receive the completed application or the request to add an option.
Right to Cancel: Your ability to cancel your Contract within 20 days of receipt or any longer period as your state may require (“Cancellation Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account.
Settlement Value: The amount payable on a full withdrawal of Contract Value on the date we determine the death benefit.
Standard Fixed Account Option: An option that provides for the crediting of interest at a specified rate that we guarantee for a period of years.
Systematic Withdrawal Program: The option to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date.
Valuation Date: Another term for “business day,” which refers to each day Monday through Friday that the New York Stock Exchange is open for business.
Variable Account: A segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. The Variable Account consists of multiple Variable Sub- Accounts, each of which is available under the Contract.
Variable Sub-Account: An investment in the shares of corresponding funds.

Overview of Contracts

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

•
The Putnam Allstate Advisor Contract has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

•
The Putnam Allstate Advisor Plus Contract offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

•
The Putnam Allstate Advisor Preferred Contract has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.
The Contracts at a Glance

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments
We are no longer offering new Contracts.

You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of $1,000,000. You must maintain a minimum Contract Value of $1,000.

For Putnam Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of such purchase payment.

Right to Cancel
You may cancel your Contract within 20 days of receipt or any longer period as your state may require (“Cancellation Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. The amount you receive will be less applicable federal and state income tax withholding. See “Right to Cancel” for details.

Expenses
Each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account. You also will bear the following expenses:

Putnam Allstate Advisor Contracts

• Annual mortality and expense risk charge equal to 1.25% of daily net assets.

• Annual contract maintenance charge of $30 (waived in certain cases)

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn (with certain exceptions)

Putnam Allstate Advisor Plus Contracts

• Annual mortality and expense risk charge equal to 1.60% of daily net assets.

• Withdrawal charges ranging from 0% to 8% of purchase payments withdrawn (with certain exceptions)

Putnam Allstate Advisor Preferred Contracts

• Annual mortality and expense risk charge equal to 1.65% of daily net assets.

• Withdrawal charges ranging from 0% to 2% of purchase payments withdrawn (with certain exceptions)

All Contracts

• If you select the Enhanced Beneficiary Protection Option you would pay an additional mortality and expense risk charge of 0.15%.

• If you select the Earnings Protection Death Benefit Option you would pay an additional mortality and expense risk charge of 0.20% or 0.35% (depending on the age of the oldest Owner and Annuitant on the date we receive the completed application or request to add the Option, whichever is later (“Rider Application Date”)).

• We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to January 1, 2004, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the option you selected) of the Income Base in effect on a Contract Anniversary (“Contract Anniversary”).

• Transfer fee equal to 0.50% of the amount transferred after the 12th transfer in any Contract Year (“Contract Year”), which we measure from the date we issue your Contract or a Contract Anniversary.

• State premium tax (if your state imposes one)

Investment Alternatives
Each Contract offers several investment alternatives including:

• a Standard Fixed Account Option* that credits interest at rates we guarantee, and

• Variable Sub-Accounts investing in Funds offering professional money management by Putnam Investment Management, LLC.

Putnam Allstate Advisor Contracts offer 2 additional Fixed Account Options that credit interest at rates we guarantee.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-390-1277.

*For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), the Standard Fixed Account Option is currently not available for new investments.

Special Services	For your convenience, we offer these special services: • Automatic Fund Rebalancing Program • Automatic Additions Program • Dollar Cost Averaging Program • Systematic Withdrawal Program
Income Payments
You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

• life income with guaranteed payments

• a joint and survivor life income with guaranteed payments

• guaranteed payments for a specified period

• combination life income and guaranteed payments for a specified period

• combination joint and survivor life income and guaranteed payments for a specified period

• life income with cash refund

• joint life income with cash refund

• life income with installment refund

• joint life income with installment refund

Prior to January 1, 2004, Allstate Life offered two Retirement Income Guarantee Riders that guarantee a minimum amount of fixed income payments you can receive if you choose to annuitize your Contract.

Death Benefits
If you die before income payments begin, we will pay the death benefit described in the Contract. We also offer an Enhanced Beneficiary Protection Option and an Earnings Protection Death Benefit Option.

Transfers
Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less.

A charge may apply after the 12th transfer in each Contract Year.

Withdrawals
You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

How the Contracts Work

Each Contract basically works in two ways.
First, each Contract can help you (we assume you are the “Contract Owner”) save for retirement because you can invest in your Contract’s investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.
Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described in the “Income Payments” section of this prospectus. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.

Other income payment options are also available. See “Income Payments.”
As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contracts.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-390-1277 if you have any question about how the Contracts work.
Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses,” below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments withdrawn) *

Contract:	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
	0	1	2	3	4	5	6	7+
Putnam Allstate Advisor	7%	7%	6%	5%	4%	3%	2%	0%
	0	1	2	3	4	5	6	7	8+
Putnam Allstate Advisor Plus	8%	8%	8%	7%	6%	5%	4%	3%	0%
	0	1	2+
Putnam Allstate Advisor Preferred	2%	1%	0%
Annual Contract Maintenance Charge

Contract:
Putnam Allstate Advisor	$30**
Putnam Allstate Advisor Plus	none
Putnam Allstate Advisor Preferred	none
Transfer Fee	0.50% of the amount transferred***
* Each Contract Year, you may withdraw up to the Free Withdrawal Amount offered under your Contract without incurring a withdrawal charge. See “Withdrawal Charge,” for more information.
** Waived in certain cases. See “Expenses.”
*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing.
Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)
If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

Basic Contract (without any optional benefit)	Mortality and Expense Risk Charge	Total Variable Account Annual Expense
Putnam Allstate Advisor	1.25%	1.25%
Putnam Allstate Advisor Plus	1.60%	1.60%
Putnam Allstate Advisor Preferred	1.65%	1.65%
Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

Enhanced Beneficiary Protection Option	0.15% (up to 0.25% for Options added in the future)
Earnings Protection Death Benefit Option (issue age 0-65)	0.20% (up to 0.30% for Options added in the future)
Earnings Protection Death Benefit Option (issue age 66-75)	0.35% (up to 0.50% for Options added in the future)
If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the Enhanced Beneficiary Protection Option, and Earnings Protection Death Benefit Option (issue age 66-75)	Mortality and Expense Risk Charge*	Total Variable Account Annual Expense
Putnam Allstate Advisor	1.75%	1.75%
Putnam Allstate Advisor Plus	2.10%	2.10%
Putnam Allstate Advisor Preferred	2.15%	2.15%
* As described above the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the charge for an Option once we add the Option to your Contract.
Retirement Income Guarantee Rider Expenses*
If you selected a Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the Option you selected) of the Income Base in effect on a Contract Anniversary. See “Retirement Income Guarantee Riders” for details.
* We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.
Fund Annual Expenses
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund’s fees and expenses appears in the prospectus for the Funds.

	Minimum	Maximum
Total Annual Fund Operating Expenses (1) (expenses that are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.70%	1.55%

(1)	Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2018.
EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated,

•	earned a 5% annual return on your investment,

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Fund Operating Expenses as listed in the Expense Table, and these remain the same each year.*

•
elected the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and the Retirement Income Guarantee Rider 2 (assuming Income Base B prior to January 1, 2004). **

The examples also assume:

•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.
*    Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
** Note: The combination of optional benefits represents the maximum optional benefit charge.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

	PUTNAM ALLSTATE ADVISOR
	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,123	$1,881	$2,555	$4,418
If you annuitize your annuity at the end of the applicable time period: [1]	$423	$1,281	$2,155	$4,418
If you do not surrender your annuity:	$423	$1,281	$2,155	$4,418

	PUTNAM ALLSTATE ADVISOR PLUS
	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,228	$2,097	$2,782	$4,469
If you annuitize your annuity at the end of the applicable time period: [1]	$428	$1,297	$2,182	$4,469
If you do not surrender your annuity:	$428	$1,297	$2,182	$4,469

	PUTNAM ALLSTATE ADVISOR PREFERRED
	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$633	$1,311	$2,205	$4,512
If you annuitize your annuity at the end of the applicable time period: [1]	$433	$1,311	$2,205	$4,512
If you do not surrender your annuity:	$433	$1,311	$2,205	$4,512

1 Your ability to annuitize within the first 30 days of the first Annuity Year may be limited.
Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Accumulation Unit Values for the Contracts appear in Appendix B and in the Statement of Additional Information.

The Contracts

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•	the investment alternatives during the Accumulation and Payout Phases,

•	the amount and timing of your purchase payments and withdrawals,

•	the programs you want to use to invest or withdraw money,

•	the income payment plan you want to use to receive retirement income,

•	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

•	any other rights that the Contract provides, including restricting income payments to Beneficiaries.
If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.
The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the “Death of Owner” and “Death of Annuitant” provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

•	90 – Putnam Allstate Advisor

•	85 – Putnam Allstate Advisor Plus

•	90 – Putnam Allstate Advisor Preferred
If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later (“Rider Application Date”) is currently 75.
The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued with a qualified plan.
Except for certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.
Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a tax advisor prior to making a request for a change of Contract Owner.
ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

•	90 – Putnam Allstate Advisor

•	85 – Putnam Allstate Advisor Plus

•	90 – Putnam Allstate Advisor Preferred
If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 75.
If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.
BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.
A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.
If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

•	your spouse or, if he or she is no longer alive,

•	your surviving children equally, or if you have no surviving children,

•	your estate.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons.
Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.
Purchases

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for each Contract is $10,000.
The minimum initial purchase payment for Qualified Contracts is $500 for Putnam Allstate Advisor Contracts ($10,000 for Putnam Allstate Advisor Plus and Putnam Allstate Advisor Preferred Contracts). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for Putnam Allstate Advisor Contracts only).
ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.
We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center in Good Order.
We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.
CREDIT ENHANCEMENT
(Putnam Allstate Advisor Plus Contracts only)
Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See “Right to Cancel” below for details. The Putnam Allstate Advisor Plus Contract may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.
We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Expenses.” Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.
RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20-day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.
For Putnam Allstate Advisor Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Cancellation Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss, including the deduction of mortality and expense risk charges, associated with your Variable Account purchase payments and with the Credit Enhancement. We reserve the right to allocate your purchase payments to the Putnam VT Government Money Market Variable Sub-Account during the Cancellation Period.
Contract Value

On the Issue Date, the Contract Value is equal to:

•	your initial purchase payment for Putnam Allstate Advisor Contracts

•	your initial purchase payment plus the Credit Enhancement for Putnam Allstate Advisor Plus Contracts

•	your initial purchase payment for Putnam Allstate Advisor Preferred Contracts
Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For Putnam Allstate Advisor Plus Contracts, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See “Credit Enhancement.” Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

•	changes in the share price of the Fund in which the Variable Sub-Account invests, and

•	the deduction of amounts reflecting the mortality and expense risk charge
We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

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We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.
You should refer to the prospectus for the Fund for a description of how the assets of each such Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.
For more complete information about each Fund, including expenses and risks associated with each such Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Accounts to which you allocate your purchase payments.
The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice.
You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the Fund prospectuses, please contact us at 1-800-390-1277.

Fund:	Investment Objective:	Investment Adviser:
Putnam VT Diversified Income Fund – Class IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Management, LLC
Putnam VT Equity Income Fund – Class IB(2)	Seeks capital growth and current income.
Putnam VT George Putnam Balanced Fund – Class IB	Seeks a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Putnam VT Global Asset Allocation Fund – Class IB	Seeks long-term return consistent with preservation of capital.
Putnam VT Global Equity Fund – Class IB	Seeks capital appreciation.
Putnam VT Global Health Care Fund – Class IB	Seeks capital appreciation.
Putnam VT Global Utilities Fund – Class IB	Seeks capital growth and current income.
Putnam VT Government Money Market Fund – Class IB	Seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Putnam VT Growth Opportunities Fund – Class IB(1)	Seeks capital appreciation.
Putnam VT High Yield Fund – Class IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT Income Fund – Class IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam VT International Equity Fund – Class IB	Seeks capital appreciation.
Putnam VT International Growth Fund – Class IB	Seeks long-term capital appreciation.
Putnam VT International Value Fund – Class IB	Seeks capital growth. Current income is a secondary objective.
Putnam VT Mortgage Securities Fund – Class IB	Seek as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam VT Multi-Cap Core Fund – Class IB (formerly Putnam VT Investors Fund – Class IB)(3)	Seeks capital appreciation.
Putnam VT Research Fund – Class IB	Seeks capital appreciation.
Putnam VT Small Cap Growth Fund - Class IB (formerly Putnam VT Capital Opportunities Fund – Class IB)(4)(5)	Seeks capital appreciation.
Putnam VT Small Cap Value Fund – Class IB	Seeks capital appreciation.
Putnam VT Sustainable Future Fund – Class IB	Seeks long-term capital appreciation.
Putnam VT Sustainable Leaders Fund – Class IB	Seeks long-term capital appreciation.

(1)	Effective as of November 18, 2016, the Putnam VT Voyager Fund – Class IB sub-account merged into the Putnam VT Growth Opportunities Fund - Class IB.

(2)
Effective at the close of business May 10, 2017, the Putnam VT Growth and Income Fund - Class IB was closed to new purchase payment allocations to all Contract Owners. Effective on May 15, 2017, the Putnam VT Growth and Income Fund - Class IB was merged into the Putnam VT Equity Income Fund - Class IB. Any Contract Value allocated to the Putnam VT Growth and Income Fund - Class IB was transferred, as of the Merger Date, to the Putnam VT Equity Income Fund.

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(3)	Effective June 30, 2018, the Putnam VT Investors Fund – Class IB sub-account changed its name to the Putnam VT Multi-Cap Core Fund – Class IB.

(4)	Effective on or about September 17, 2018, the Putnam VT Capital Opportunities Fund - Class IB sub-account changed its name to the Putnam VT Small Cap Growth Fund - Class IB.

(5)
Effective on June 3, 2019, the Putnam VT Small Cap Growth Fund – Class IB Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.
Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

	Advisor	Advisor Plus	Advisor Preferred
Standard Fixed Account Option	Yes	Yes	No	*
6 Month Dollar Cost Averaging Option	Yes	No	No
12 Month Dollar Cost Averaging Option	Yes	No	No

*	The Standard Fixed Account Option is available with Contracts issued in Oregon.
We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Allstate Life may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
(Putnam Allstate Advisor Contracts only)
The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described in the “Transfers” section of this prospectus. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the “6 Month Dollar Cost Averaging Option”) or for up to 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.
You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam VT Government Money Market Fund – Class IB in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12-month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam VT Government Money Market Fund – Class IB unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.
You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic Additions Program to make purchase payments into the 6 or 12 Month Dollar Cost Averaging Fixed Account Options.

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The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.
STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a Guarantee Period included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. For Putnam Allstate Advisor Plus Contracts each purchase payment plus the appropriate portion of the Credit Enhancement allocated to the Standard Fixed Account Option earns interest at the current rate in effect at the time of allocation.
We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we are currently not offering the Standard Fixed Account Option. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.
Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we currently do not permit transfers into the Standard Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.
You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.
The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 6-month or 12-month Dollar Cost Averaging Fixed Account Options.
The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
We reserve the right to waive any transfer restrictions.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the

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Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•	whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Fund.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be

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able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund’s prospectus for more complete information regarding the fees and charges associated with each Fund.
DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options in “The Fixed Account Options” section of this prospectus.
We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.
AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.
We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Putnam Global Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.
The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the “Putnam Automatic Rebalancing Program.”

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Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.
Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
(Putnam Allstate Advisor Contracts only)
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Government Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

•	your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

•	all of your money is allocated to the Fixed Account Options on a Contract Anniversary or all income payments are fixed income payments.
We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

•	1.25% for Putnam Allstate Advisor Contracts

•	1.60% for Putnam Allstate Advisor Plus Contracts

•	1.65% for Putnam Allstate Advisor Preferred Contracts
The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Putnam Allstate Advisor Plus Contracts. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. If you select the Enhanced Beneficiary Protection Option, the mortality and expense risk charge will include an additional 0.15% for the Option. If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.
Allstate Life reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. Allstate Life reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under “Death Benefit Payments.”
We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

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RETIREMENT INCOME GUARANTEE RIDER CHARGE
We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. See “Retirement Income Guarantee Riders” for details.
TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears in the “Expense Table” section of this prospectus. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:
Putnam Allstate Advisor Contracts Under Putnam Allstate Advisor Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% “Free Withdrawal Amount” are not carried forward to future Contract Years.
Putnam Allstate Advisor Plus Contracts Under Putnam Allstate Advisor Plus Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% “Free Withdrawal Amount” are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Free Withdrawal Amount.
Putnam Allstate Advisor Preferred Contracts Under Putnam Allstate Advisor Preferred Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% “Free Withdrawal Amount” are not carried forward to future Contract Years.
All Contracts
We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.
We do not apply a withdrawal charge in the following situations:

•	on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

•	the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

•	withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

•	withdrawals that qualify for one of the waivers described below.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Putnam Allstate Advisor Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

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THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ALLSTATE ADVISOR AND PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS ONLY.
Confinement Waiver.    We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1.
you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2.	we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant’s stay at the long term care facility or hospital, and

3.	a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).
Terminal Illness Waiver.    We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:

1.
you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2.	you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.
Unemployment Waiver.    We will waive the withdrawal charge on one partial or full withdrawal from your Contract prior to the Payout Start Date, if you meet the following requirements:

1.	you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,

2.	you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3.	you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of unemployment compensation.
Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.
“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.
You may exercise this benefit once before the Payout Start Date.
Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS.
The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These

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benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Our status under the Code is briefly described in the “Taxes” section of this prospectus.
OTHER EXPENSES
Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see the “Expense Table” section of this prospectus.
Access to Your Money

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See “Income Plans” in the “Income Payments” section of this prospectus.
The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, penalty tax, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.
You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.
In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.	An emergency exists as defined by the SEC, or

3.	The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.

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MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.
Income Payments

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

•	the Annuitant’s 99th birthday, or

•	the 10th Contract Anniversary.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.
Currently 9 Income Plans are available. Income Plans provide:

•	fixed income payments;

•	variable income payments; or

•	a combination of the two.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis”. Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
The 9 Income Plans are:
Income Plan 1 – Life Income with Guaranteed Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.
Income Plan 2 – Joint and Survivor Life Income with Guaranteed Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.
Income Plan 3 – Guaranteed Payments for a Specified Period.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.
Income Plan 4 – Combination Life Income and Guaranteed Payments for a Specified Period.     Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that

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does not contain any guaranteed payment period) provides income payments over the Annuitant’s life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.
Income Plan 5 – Combination Joint and Survivor Life Income and Guaranteed Payments for a Specified Period.    Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.
Income Plan 6 – Life Income with Cash Refund.    Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.
Income Plan 7 – Joint Life Income with Cash Refund.    Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.
Income Plan 8 – Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.
Income Plan 9 – Joint Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.
If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.
Guaranteed Payment Plans.    For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 (“guaranteed payment plans”):

•	The minimum payment period you may choose is 5 years.

•	If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.

•	If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.
In general, the longer the guarantee period you select, the smaller each payment will be.
You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.
Additional Information.    We may make other Income Plans available. You may obtain information about them by writing or calling us.
You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that

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amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.
We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

•	terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.
In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an Assumed Investment Rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.
Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.
We calculate the fixed income payments by:

1.	deducting any applicable premium tax; and

2.	applying the resulting amount to the greater of:

(a)	the appropriate value from the income payment table in your Contract; or

(b)	such other value as we are offering at that time.
We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

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RETIREMENT INCOME GUARANTEE RIDERS
Effective January 1, 2004, the Retirement Income Guarantee Riders are no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to January 1, 2004. Once elected the Rider may not be canceled. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select (“Guaranteed Income Benefit”). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date.
Eligibility.    To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

•	You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the “Rider Date”);

•	The Payout Start Date must occur during the 30 day period following a Contract Anniversary;

•	You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and

•	The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

•	10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied, or

•	5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.
Retirement Income Guarantee Rider 1.    This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, including any Credit Enhancement applied under Putnam Allstate Advisor Plus Contracts, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.
The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from your assets in the Variable Sub-Account(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of months the Rider was in effect during the current Contract Year.
We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:

1.	On the Rider Date, the Income Base is equal to the Contract Value.

2.	After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:

•
For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

•	For withdrawals, the Income Base is equal to the most recently calculated Income Base reduced by a withdrawal adjustment, described below.
In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date.
The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1)	= withdrawal amount,

2)	= the Contract Value immediately prior to the withdrawal, and

3)	= the most recently calculated Income Base.
See Appendix C for an example of how the withdrawal adjustment applies.
The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.
The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.

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Retirement Income Guarantee Rider 2.    This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.
The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.
The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:
Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

1.	For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

2.	For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3.	On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.
In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.
Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner’s or, if the Contract Owner is not a living individual, the oldest Annuitant’s 85th birthday.
For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1)	= withdrawal amount,

2)	= the Contract Value immediately prior to the withdrawal, and

3)	= the most recently calculated Income Base.
See Appendix C for an example of how the withdrawal adjustment applies.
The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.
We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

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Death Benefits

We will pay a death benefit if, prior to the Payout Start Date:

1.	any Contract Owner dies, or

2.	the Annuitant dies.
We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.
DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of the following death benefit alternatives:

1.	the Contract Value as of the date we determine the death benefit, or

2.	the sum of all purchase payments (and including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts), less withdrawals,

3.	the most recent Maximum Anniversary Value prior to the date we determine the death benefit (see “Maximum Anniversary Value” below), or

4.	the Enhanced Beneficiary Protection Option (if selected).
If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1.	the Contract Value as of the date we determine the death benefit, or

2.
the Settlement Value as of the date we determine the death benefit. The “Settlement Value” is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of Putnam Allstate Advisor Contracts, contract maintenance charge.

Allstate Life reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.
We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include Due Proof of Death. We will accept the following documentation as “Due Proof of Death”:

•	a certified copy of a death certificate,

•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

•	other documentation as we may accept in our sole discretion.
Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
Maximum Anniversary Value.    On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts). After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1.
For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

2.	For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3.	On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.
In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

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We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.
Withdrawal Adjustment.    The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1)	= the withdrawal amount,

2)	= the Contract Value immediately prior to the withdrawal, and

3)	= the value of the applicable death benefit alternative immediately prior to the withdrawal.
See Appendix D for an example of a withdrawal adjustment.
EARNINGS PROTECTION DEATH BENEFIT OPTION
If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.
Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

•	the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve-month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.
If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

•	the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve-month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.
For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:
In-Force Premium equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract (“Rider Date”) plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.
In-Force Earnings equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.
An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.
We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under “Death Benefit Payments” below.
The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.
For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see Appendix E.
ENHANCED BENEFICIARY PROTECTION OPTION
The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. If you elect the Option, the death benefit will be the greater of the death benefit alternatives (1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states.

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We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider (“Rider Date”) is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:

1.	the date we determine the death benefit, or

2.	the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.
We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under “Death Benefit Amount.”
DEATH BENEFIT PAYMENTS
Death of Contract Owner.    If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” subsection in “The Contracts” section of this prospectus. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner’s options will be subject to any restrictions previously placed upon the Beneficiary.
If the sole new Contract Owner is your spouse, he or she may elect to:

1.	receive the death benefit in a lump sum, or

2.	apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)	over the life of the new Contract Owner;

(b)	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

(c)	over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.
If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:
On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Government Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

i.	transfer all or a portion of the excess among the Variable Sub-Accounts;

ii.	transfer all or a portion of the excess into the Standard Fixed Account, if available, and begin a new Guarantee Period; or

iii.	transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account, if available.
Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.
Only one spousal continuation is allowed under this Contract.
If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.
Prior to the Payout Start Date, the death benefit of the continued Contract will be the greatest of:

•	the sum of all gross purchase payments (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) less any withdrawals; or

•	the Contract Value on the date we determine the death benefit; or

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•	the Maximum Anniversary Value as defined in the “Death Benefit Amount” section, with the following changes:

•	“Issue Date” is replaced by the date the Contract is continued,

•
“initial purchase payment” (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

If the new Contract Owner is a living person who is not your spouse, or if there are multiple new Owners, the new Contract Owner may elect to:

1.	receive the death benefit in a lump sum, or

2.	apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)	over the life of the new Contract Owner,

(b)	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)	over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.
If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the “Transfers” provision of your Contract during this 5 year period. See the “Investment Alternatives: Transfers” subsection in the “Transfers” section of this prospectus for more information regarding transfers.
No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner’s named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner’s death.
We reserve the right to offer additional options upon Death of Contract Owner.
If the new Contract Owner is a corporation, trust or other non-living person, the new Contract Owner may elect to:

1.	receive the death benefit in a lump sum; or

2.	receive the Contract Value payable within 5 years of your date of death.
The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5 year period. See the “Investment Alternatives: Transfers” subsection in the “Transfers” section of this prospectus for more information regarding transfers.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.
We reserve the right to offer additional options upon Death of Contract Owner.
If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.
Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.
In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.
If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this option will be reset to

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the date the Contract is continued (“new Rider Date”). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see
Appendix E.
For Contracts with the optional Enhanced Beneficiary Protection Option:

•	the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

•	“Rider Date” is replaced by the date the Contract is continued,

•	“Contract Value” is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.
Death of Annuitant.    If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.
If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1.	receive the death benefit in a lump sum; or

2.	apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)	over the life of the new Contract Owner,

(b)	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)	over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.
If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.
If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.
If the Contract Owner is a non-living person, the Contract Owner may elect to:

1.	receive the death benefit in a lump sum; or

2.
receive the Contract Value payable within 5 years of the Annuitant’s date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Sub-Account. The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5 year period. See the “Investment Alternatives: Transfers” subsection in the “Transfers” section of this prospectus for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.
Under any of these options, all ownership rights are available to the non-living Contract Owner from the date of the Annuitant’s death to the date on which the death proceeds are paid.
The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.
If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract. We reserve the right to offer additional options upon Death of Annuitant.

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More Information

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life is an Illinois stock life insurance company organized in 1957.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois, 60062.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. (“Allstate Distributors”) receives compensation from the Funds’ investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Funds. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.
VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I (“Variable Account”) in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invested in the same Fund (the “Consolidation”). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account’s income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE FUNDS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

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We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Funds.    If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.
Conflicts of Interest.    The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds’ board of directors may require a separate account to withdraw its participation in a Fund. A Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACTS
Distribution.    Allstate Distributors, L.L.C. (“Allstate Distributors”), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities Exchange Act of 1934, as amended, (“Exchange Act”) and a member of FINRA. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate Life, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.
We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. In some states, Contracts may be sold by representatives or employees of banks.
Allstate Life may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.
For Putnam Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an “investment in the contract” for income tax purposes.
Administration.  We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2018, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (f/k/a Stacks LLC) (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; TierPoint, LLC (f/k/a Co- Sentry.net, LLC) (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (f/k/a Convey Compliance Systems, Inc.) (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105; Broadridge Output Solutions, Inc., successor in interest to Broadridge Customer Communications Central, LLC (printing and mailing

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anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108.
 In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Variable Account; and

•
preparation of Contract Owner reports. We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We provide information about cyber security risks associated with the Contracts in the Statement of Additional Information.
NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
Certain matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.
Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a tax adviser.

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TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. Allstate Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account, and may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.  Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.  Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.  There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.  Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.
Diversification Requirements.  For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.  The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury

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Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Cost Basis. Generally, the cost basis in an annuity not associated with a qualified retirement plan is the amount you pay into your annuity, or into annuity exchanged for your annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a qualified retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for qualified retirement plans, which is the responsibility of the Contract Owner.
Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the cost basis in the Contract. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
Taxation of Annuity Payments.  Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the cost basis in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
Maximum Annuity Date . You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Partial Annuitization. An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law includes a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under Section 72 of the Code. We do not currently permit partial annuitization.
Taxation of Level Monthly Variable Annuity Payments.  You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.
Withdrawals After the Payout Start Date.  Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.  In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

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•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits.  Death Benefit amounts are included in income as follows:

•	if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•	if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.
Medicare Tax on Net Investment Income  The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
Penalty Tax on Premature Distributions.  A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or becoming totally disabled,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•	attributable to investment in the Contract before August 14, 1982.
You should consult a tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.  With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.  The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.  If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

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Aggregation of Annuity Contracts.  The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN, BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN, BEN-E,EXP,ECI,IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•	Individual Retirement Annuities (IRAs) under Code Section 408(b);

•	Roth IRAs under Code Section 408A;

•	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•	Tax Sheltered Annuities under Code Section 403(b);

•	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

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Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.  If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.  Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a tax advisor.
The Death Benefit and Tax Qualified Contracts.  Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
Penalty Tax on Premature Distributions from Tax Qualified Contracts.  A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

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You should consult a tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.  With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.  Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer provides a taxpayer identification number and has payment made to a U.S. address.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.  Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Individual Retirement Annuities.  Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An

41

IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule.
Roth Individual Retirement Annuities.  Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).  Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).  Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek tax advice.
Savings Incentive Match Plans for Employees (SIMPLE IRA).  Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your tax advisor.
Tax Sheltered Annuities.  Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to

42

salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.
Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
Late Rollover Self-Certification. You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be

43

found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
In 2018, the Internal Revenue Service issued Revenue Ruling 2018-17, which provides that an amount transferred from an IRA to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with this Ruling, beginning in 2019, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Same Sex Marriages, Civil Unions and Domestic Partnerships
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser for additional information.

44

Statement of Additional Information
Table of Contents

Additions, Deletions, or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

45

Appendix A
Putnam Allstate Advisor Contract Comparison Chart

Feature	Advisor	Advisor Plus	Advisor Preferred
Maximum Age of Contract Owner and Annuitant on the Issue Date	90	85	90
Minimum Initial Purchase Payment	$10,000 ($500 for Qualified Contracts)	$10,000	$10,000
Fixed Account Options	– Standard Fixed Account Option with 1, 5 & 7-year Guarantee Periods – 6 Month Dollar Cost Averaging Option – 12 Month Dollar Cost Averaging Option	– Standard Fixed Account Option with 1, 5 & 7-year Guarantee Periods	N/A (available only with Contracts issued in Oregon)
Credit Enhancement	None	4% applied to all purchase payments	None
Contract Maintenance Charge	$30 per year, full amount on surrender (waived in certain cases)	None	None
Mortality and Expense Risk Charge (without optional benefit)	1.25%	1.60%	1.65%
Free Withdrawal Amount (each Contract Year)	greater of earnings not previously withdrawn, or 15% of purchase payments	15 % of purchase payments	15% of purchase payments
Withdrawal Charge (measured from number of complete years since we received the purchase payment as a percentage of purchase payments withdrawn in excess of the Free Withdrawal Amount)	Year: 0 1 2 3 4 5 6 7+ %: 7 7 6 5 4 3 2 0	Year: 0 1 2 3 4 5 6 7 8+ %: 8 8 8 7 6 5 4 3 0	Year: 0 1 2+ %: 2 1 0
Withdrawal Charge Waivers	Yes	Yes	No

A-1

APPENDIX B – ACCUMULATION UNIT VALUES

Appendix B presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable
Sub-Account since the Variable Sub-Accounts were first offered under the Contracts, for a maximum of 10 years. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect
Accumulation Unit Values for each Contract; as well as outstanding units for each such sub-accounts, which may include other variable annuities offered, as of the dates shown. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contact us at 1-800-390-1277 to obtain a copy of the Statement of Additional Information.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.97412	$15.30190	1,671,232
2010	$15.30190	$17.02534	1,340,395
2011	$17.02534	$16.28045	1,093,171
2012	$16.28045	$17.92927	927,901
2013	$17.92927	$19.08848	745,384
2014	$19.08848	$18.91535	680,125
2015	$18.91535	$18.24160	577,914
2016	$18.24160	$18.99067	486,721
2017	$18.99067	$20.09034	438,406
2018	$20.09034	$19.64379	403,920
Putnam VT Equity Income Fund - Class IB
2009	$11.27161	$14.18611	2,399,146
2010	$14.18611	$15.77489	1,930,429
2011	$15.77489	$15.87744	1,645,883
2012	$15.87744	$18.70520	1,316,062
2013	$18.70520	$24.45910	1,075,501
2014	$24.45910	$27.21130	898,051
2015	$27.21130	$26.05354	753,196
2016	$26.05354	$29.23918	661,113
2017	$29.23918	$34.29627	1,910,066
2018	$34.29627	$30.99161	1,652,779
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.36088	$9.13160	3,335,162
2010	$9.13160	$9.99370	2,686,160
2011	$9.99370	$10.14235	2,179,297
2012	$10.14235	$11.27068	1,893,052
2013	$11.27068	$13.14375	1,574,939
2014	$13.14375	$14.36537	1,277,074
2015	$14.36537	$14.02544	1,029,828
2016	$14.02544	$14.96008	945,803
2017	$14.96008	$17.00276	840,330
2018	$17.00276	$16.26217	719,185
Putnam VT Global Asset Allocation Fund - Class IB
2009	$8.01561	$10.70213	847,974
2010	$10.70213	$12.12083	760,529
2011	$12.12083	$11.91956	651,898
2012	$11.91956	$13.44141	565,797
2013	$13.44141	$15.86082	544,651
2014	$15.86082	$17.13842	473,518
2015	$17.13842	$16.95346	480,476
2016	$16.95346	$17.86603	436,445
2017	$17.86603	$20.34985	388,656
2018	$20.34985	$18.63616	294,982

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$6.28399	$8.06546	1,653,384
2010	$8.06546	$8.74804	1,329,593
2011	$8.74804	$8.21111	1,116,136
2012	$8.21111	$9.74446	939,581
2013	$9.74446	$12.69980	779,896
2014	$12.69980	$12.72536	660,457
2015	$12.72536	$12.35183	567,441
2016	$12.35183	$12.32882	514,409
2017	$12.32882	$15.63081	455,331
2018	$15.63081	$13.51572	397,828
Putnam VT Global Health Care Fund - Class IB
2009	$10.22616	$12.72417	1,239,784
2010	$12.72417	$12.87517	984,367
2011	$12.87517	$12.56484	784,431
2012	$12.56484	$15.17030	671,905
2013	$15.17030	$21.22234	571,767
2014	$21.22234	$26.75024	472,218
2015	$26.75024	$28.47276	412,115
2016	$28.47276	$24.92591	364,759
2017	$24.92591	$28.38174	299,813
2018	$28.38174	$27.85960	263,084
Putnam VT Global Utilities Fund - Class IB
2009	$10.78581	$11.43458	924,150
2010	$11.43458	$11.49868	762,463
2011	$11.49868	$10.74132	617,813
2012	$10.74132	$11.14124	507,360
2013	$11.14124	$12.52205	432,960
2014	$12.52205	$14.16843	355,788
2015	$14.16843	$12.60399	318,993
2016	$12.60399	$12.69290	274,274
2017	$12.69290	$15.31391	235,881
2018	$15.31391	$15.05092	203,512
Putnam VT Government Money Market Fund - Class IB
2009	$11.81521	$11.69176	1,636,925
2010	$11.69176	$11.54995	1,298,749
2011	$11.54995	$11.40725	995,158
2012	$11.40725	$11.26541	892,503
2013	$11.26541	$11.12570	614,671
2014	$11.12570	$10.98773	575,116
2015	$10.98773	$10.85147	458,597
2016	$10.85147	$10.71733	375,981
2017	$10.71733	$10.60987	293,475
2018	$10.60987	$10.60051	345,748
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.99107	$4.16038	1,373,898
2010	$4.16038	$4.81979	1,083,543
2011	$4.81979	$4.56331	953,560
2012	$4.56331	$5.29766	832,492
2013	$5.29766	$7.12205	668,427
2014	$7.12205	$8.01166	554,420
2015	$8.01166	$7.99260	512,676
2016	$7.99260	$8.40713	3,782,019
2017	$8.40713	$10.86836	3,223,557
2018	$10.86836	$10.98757	2,795,494

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$10.11570	$15.00231	989,693
2010	$15.00231	$16.89512	782,059
2011	$16.89512	$16.97717	637,119
2012	$16.97717	$19.44829	550,531
2013	$19.44829	$20.71376	465,624
2014	$20.71376	$20.77361	406,380
2015	$20.77361	$19.41599	341,275
2016	$19.41599	$22.15516	308,643
2017	$22.15516	$23.40671	267,434
2018	$23.40671	$22.17344	219,992
Putnam VT Income Fund - Class IB
2009	$10.10864	$14.63962	2,234,506
2010	$14.63962	$15.88352	1,785,505
2011	$15.88352	$16.46985	1,439,964
2012	$16.46985	$18.01074	1,230,263
2013	$18.01074	$18.11847	1,032,501
2014	$18.11847	$19.04714	912,548
2015	$19.04714	$18.53468	792,382
2016	$18.53468	$18.66955	677,546
2017	$18.66955	$19.46887	602,979
2018	$19.46887	$19.26350	530,534
Putnam VT International Equity Fund - Class IB
2009	$9.89770	$12.18166	3,062,924
2010	$12.18166	$13.23555	2,393,846
2011	$13.23555	$10.85699	1,988,321
2012	$10.85699	$13.07061	1,632,786
2013	$13.07061	$16.53046	1,357,532
2014	$16.53046	$15.21744	1,171,421
2015	$15.21744	$15.04828	1,065,196
2016	$15.04828	$14.49610	932,951
2017	$14.49610	$18.12102	798,888
2018	$18.12102	$14.47368	709,727
Putnam VT International Growth Fund - Class IB
2009	$8.98048	$12.27040	912,799
2010	$12.27040	$13.59595	695,302
2011	$13.59595	$11.02304	611,239
2012	$11.02304	$13.17162	507,025
2013	$13.17162	$15.91647	420,646
2014	$15.91647	$14.75148	340,177
2015	$14.75148	$14.73001	298,434
2016	$14.73001	$13.56926	279,477
2017	$13.56926	$18.09594	234,148
2018	$18.09594	$14.53833	207,151
Putnam VT International Value Fund - Class IB
2009	$9.47651	$11.80890	1,231,057
2010	$11.80890	$12.49211	968,824
2011	$12.49211	$10.63609	771,288
2012	$10.63609	$12.78233	605,939
2013	$12.78233	$15.42636	525,445
2014	$15.42636	$13.78814	448,963
2015	$13.78814	$13.34340	375,315
2016	$13.34340	$13.32280	333,954
2017	$13.32280	$16.40630	292,455
2018	$16.40630	$13.34693	262,047

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$13.82102	$16.51402	1,276,070
2010	$16.51402	$17.14908	1,027,901
2011	$17.14908	$18.08607	852,461
2012	$18.08607	$18.19064	666,768
2013	$18.19064	$17.87729	518,469
2014	$17.87729	$18.41531	474,474
2015	$18.41531	$18.06612	416,797
2016	$18.06612	$17.87730	346,163
2017	$17.87730	$18.00094	295,029
2018	$18.00094	$17.61460	252,299
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$5.15216	$6.65601	5,227,589
2010	$6.65601	$7.48775	4,188,334
2011	$7.48775	$7.39751	3,408,984
2012	$7.39751	$8.53422	2,829,646
2013	$8.53422	$11.38771	2,337,291
2014	$11.38771	$12.80995	1,935,793
2015	$12.80995	$12.37441	1,685,030
2016	$12.37441	$13.69290	1,454,538
2017	$13.69290	$16.61352	1,311,455
2018	$16.61352	$15.15293	1,139,658
Putnam VT Research Fund - Class IB
2009	$6.24121	$8.20855	2,169,468
2010	$8.20855	$9.43349	1,693,718
2011	$9.43349	$9.15303	1,361,164
2012	$9.15303	$10.65790	1,083,960
2013	$10.65790	$14.03598	896,945
2014	$14.03598	$15.92026	749,978
2015	$15.92026	$15.47835	649,788
2016	$15.47835	$16.82620	578,011
2017	$16.82620	$20.49629	480,875
2018	$20.49629	$19.28595	409,032
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.67322	$15.34810	131,539
2010	$15.34810	$19.63306	120,473
2011	$19.63306	$18.20415	110,732
2012	$18.20415	$20.55887	84,413
2013	$20.55887	$27.22478	75,082
2014	$27.22478	$28.77953	52,741
2015	$28.77953	$26.25689	43,788
2016	$26.25689	$29.95410	37,222
2017	$29.95410	$31.92711	36,584
2018	$31.92711	$27.16353	30,997

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$13.87000	$18.01550	1,126,715
2010	$18.01550	$22.41310	889,552
2011	$22.41310	$21.08735	733,931
2012	$21.08735	$24.46460	600,512
2013	$24.46460	$33.72769	487,880
2014	$33.72769	$34.44984	396,620
2015	$34.44984	$32.57712	325,613
2016	$32.57712	$41.01595	295,959
2017	$41.01595	$43.69424	247,259
2018	$43.69424	$34.54841	219,732
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$10.43831	$14.32793	297,049
2010	$14.32793	$17.55324	262,613
2011	$17.55324	$16.44666	222,857
2012	$16.44666	$18.88081	202,090
2013	$18.88081	$26.48904	168,418
2014	$26.48904	$28.97123	139,936
2015	$28.97123	$27.37154	109,877
2016	$27.37154	$30.54144	103,128
2017	$30.54144	$33.39211	89,976
2018	$33.39211	$31.34391	78,186
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$5.67171	$7.40072	3,993,683
2010	$7.40072	$8.73757	5,684,362
2011	$8.73757	$8.18997	4,580,720
2012	$8.18997	$9.44280	3,839,427
2013	$9.44280	$12.72274	3,246,594
2014	$12.72274	$14.25850	2,696,768
2015	$14.25850	$14.03948	2,372,397
2016	$14.03948	$14.94436	2,105,158
2017	$14.94436	$19.07138	1,812,727
2018	$19.07138	$18.54485	1,592,481
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option (age 66-75)
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.56423	$14.59892	26,961
2010	$14.59892	$16.16100	22,449
2011	$16.16100	$15.37589	20,573
2012	$15.37589	$16.84716	18,693
2013	$16.84716	$17.84561	9,468
2014	$17.84561	$17.59423	9,831
2015	$17.59423	$16.88159	8,977
2016	$16.88159	$17.48610	8,001
2017	$17.48610	$18.40510	6,545
2018	$18.40510	$17.90417	6,753
Putnam VT Equity Income Fund - Class IB
2009	$10.95191	$13.71396	64,223
2010	$13.71396	$15.17272	62,372
2011	$15.17272	$15.19419	60,450
2012	$15.19419	$17.80945	57,907
2013	$17.80945	$23.16999	56,510
2014	$23.16999	$25.64665	38,981
2015	$25.64665	$24.43110	37,302
2016	$24.43110	$27.27995	38,676
2017	$27.27995	$31.83643	95,986
2018	$31.83643	$28.62190	92,997
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.05829	$8.71191	165,364
2010	$8.71191	$9.48615	161,949
2011	$9.48615	$9.57863	153,471
2012	$9.57863	$10.59022	151,552
2013	$10.59022	$12.28770	148,872
2014	$12.28770	$13.36176	93,664
2015	$13.36176	$12.97952	90,606
2016	$12.97952	$13.77459	81,537
2017	$13.77459	$15.57626	80,419
2018	$15.57626	$14.82176	80,355
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.68612	$10.21028	10,671
2010	$10.21028	$11.50530	14,460
2011	$11.50530	$11.25710	8,400
2012	$11.25710	$12.62996	9,114
2013	$12.62996	$14.82788	12,599
2014	$14.82788	$15.94118	11,368
2015	$15.94118	$15.68929	3,944
2016	$15.68929	$16.45035	3,786
2017	$16.45035	$18.64264	3,735
2018	$18.64264	$16.98554	3,664

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$6.02559	$7.69464	21,759
2010	$7.69464	$8.30364	21,129
2011	$8.30364	$7.75456	20,573
2012	$7.75456	$9.15596	20,638
2013	$9.15596	$11.87244	19,086
2014	$11.87244	$11.83607	19,385
2015	$11.83607	$11.43045	19,146
2016	$11.43045	$11.35154	16,949
2017	$11.35154	$14.31906	16,594
2018	$14.31906	$12.31822	15,503
Putnam VT Global Health Care Fund - Class IB
2009	$9.80573	$12.13929	7,012
2010	$12.13929	$12.22119	6,384
2011	$12.22119	$11.86634	5,590
2012	$11.86634	$14.25430	4,976
2013	$14.25430	$19.84005	3,743
2014	$19.84005	$24.88139	3,534
2015	$24.88139	$26.34949	3,423
2016	$26.34949	$22.95061	5,053
2017	$22.95061	$26.00046	3,773
2018	$26.00046	$25.39181	3,348
Putnam VT Global Utilities Fund - Class IB
2009	$10.34252	$10.90911	12,786
2010	$10.90911	$10.91476	12,711
2011	$10.91476	$10.14431	11,459
2012	$10.14431	$10.46860	10,256
2013	$10.46860	$11.70647	3,560
2014	$11.70647	$13.17858	3,535
2015	$13.17858	$11.66406	3,882
2016	$11.66406	$11.68705	6,048
2017	$11.68705	$14.02908	5,969
2018	$14.02908	$13.71778	5,866
Putnam VT Government Money Market Fund - Class IB
2009	$11.32966	$11.15453	13,470
2010	$11.15453	$10.96343	11,065
2011	$10.96343	$10.77329	10,901
2012	$10.77329	$10.58531	3,466
2013	$10.58531	$10.40111	3,260
2014	$10.40111	$10.22011	3,158
2015	$10.22011	$10.04226	3,025
2016	$10.04226	$9.86806	2,432
2017	$9.86806	$9.71970	2,394
2018	$9.71970	$9.66157	2,371
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.87137	$3.97368	12,763
2010	$3.97368	$4.58021	10,282
2011	$4.58021	$4.31458	12,387
2012	$4.31458	$4.98349	9,639
2013	$4.98349	$6.66580	9,387
2014	$6.66580	$7.46048	7,060
2015	$7.46048	$7.40504	5,913
2016	$7.40504	$7.74977	76,433
2017	$7.74977	$9.96794	63,894
2018	$9.96794	$10.02582	58,608

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.70004	$14.31313	12,305
2010	$14.31313	$16.03743	10,948
2011	$16.03743	$16.03392	10,093
2012	$16.03392	$18.27456	9,591
2013	$18.27456	$19.36513	9,318
2014	$19.36513	$19.32277	9,889
2015	$19.32277	$17.96849	9,423
2016	$17.96849	$20.39998	11,558
2017	$20.39998	$21.44341	9,157
2018	$21.44341	$20.20991	9,379
Putnam VT Income Fund - Class IB
2009	$9.69317	$13.96697	21,107
2010	$13.96697	$15.07704	17,667
2011	$15.07704	$15.55468	16,489
2012	$15.55468	$16.92362	14,459
2013	$16.92362	$16.93865	11,354
2014	$16.93865	$17.71670	10,668
2015	$17.71670	$17.15275	10,879
2016	$17.15275	$17.19034	12,855
2017	$17.19034	$17.83567	12,753
2018	$17.83567	$17.55748	13,948
Putnam VT International Equity Fund - Class IB
2009	$9.49077	$11.62167	70,574
2010	$11.62167	$12.56327	67,828
2011	$12.56327	$10.25336	66,719
2012	$10.25336	$12.28128	65,069
2013	$12.28128	$15.45362	61,256
2014	$15.45362	$14.15406	40,661
2015	$14.15406	$13.92584	38,922
2016	$13.92584	$13.34711	31,105
2017	$13.34711	$16.60038	29,793
2018	$16.60038	$13.19136	29,663
Putnam VT International Growth Fund - Class IB
2009	$8.61127	$11.70637	27,543
2010	$11.70637	$12.90541	26,380
2011	$12.90541	$10.41022	28,827
2012	$10.41022	$12.37624	27,309
2013	$12.37624	$14.87968	26,621
2014	$14.87968	$13.72070	27,618
2015	$13.72070	$13.63134	27,254
2016	$13.63134	$12.49374	16,621
2017	$12.49374	$16.57745	16,619
2018	$16.57745	$13.25033	15,722
Putnam VT International Value Fund - Class IB
2009	$9.08694	$11.26610	29,961
2010	$11.26610	$11.85762	27,017
2011	$11.85762	$10.04478	17,216
2012	$10.04478	$12.01046	16,750
2013	$12.01046	$14.42150	11,965
2014	$14.42150	$12.82467	11,617
2015	$12.82467	$12.34814	10,684
2016	$12.34814	$12.26682	8,630
2017	$12.26682	$15.02958	6,302
2018	$15.02958	$12.16447	6,693

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$7.28203	$8.65692	34,006
2010	$8.65692	$8.94431	31,523
2011	$8.94431	$9.38540	27,591
2012	$9.38540	$9.39175	23,606
2013	$9.39175	$9.18323	19,822
2014	$9.18323	$9.41172	19,045
2015	$9.41172	$9.18651	18,837
2016	$9.18651	$9.04460	18,702
2017	$9.04460	$9.06109	17,100
2018	$9.06109	$8.82138	17,035
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$4.94029	$6.34998	129,014
2010	$6.34998	$7.10735	123,542
2011	$7.10735	$6.98622	122,171
2012	$6.98622	$8.01884	119,921
2013	$8.01884	$10.64589	109,575
2014	$10.64589	$11.91485	68,517
2015	$11.91485	$11.45146	67,833
2016	$11.45146	$12.60764	63,135
2017	$12.60764	$15.21949	61,911
2018	$15.21949	$13.81058	59,970
Putnam VT Research Fund - Class IB
2009	$5.98458	$7.83118	28,981
2010	$7.83118	$8.95428	28,264
2011	$8.95428	$8.64416	25,817
2012	$8.64416	$10.01430	26,190
2013	$10.01430	$13.12167	20,933
2014	$13.12167	$14.80787	19,525
2015	$14.80787	$14.32392	19,168
2016	$14.32392	$15.49264	12,951
2017	$15.49264	$18.77649	12,001
2018	$18.77649	$17.57749	11,161
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.37046	$14.83723	0
2010	$14.83723	$18.88361	455
2011	$18.88361	$17.42071	688
2012	$17.42071	$19.57425	296
2013	$19.57425	$25.78980	247
2014	$25.78980	$27.12455	0
2015	$27.12455	$24.62163	0
2016	$24.62163	$27.94681	0
2017	$27.94681	$29.63697	0
2018	$29.63697	$25.08625	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$13.29976	$17.18733	26,336
2010	$17.18733	$21.27463	23,794
2011	$21.27463	$19.91503	22,825
2012	$19.91503	$22.98732	22,257
2013	$22.98732	$31.53076	21,676
2014	$31.53076	$32.04277	19,150
2015	$32.04277	$30.14740	17,188
2016	$30.14740	$37.76533	16,981
2017	$37.76533	$40.02790	16,053
2018	$40.02790	$31.48777	15,416
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$10.14218	$13.85096	3,448
2010	$13.85096	$16.88309	3,353
2011	$16.88309	$15.73879	2,844
2012	$15.73879	$17.97649	2,844
2013	$17.97649	$25.09276	2,844
2014	$25.09276	$27.30515	3,079
2015	$27.30515	$25.66679	3,053
2016	$25.66679	$28.49469	5,631
2017	$28.49469	$30.99682	5,616
2018	$30.99682	$28.94693	5,722
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$5.43843	$7.06042	41,984
2010	$7.06042	$8.29364	81,868
2011	$8.29364	$7.73458	73,675
2012	$7.73458	$8.87250	72,147
2013	$8.87250	$11.89388	68,202
2014	$11.89388	$13.26211	63,399
2015	$13.26211	$12.99226	57,217
2016	$12.99226	$13.75984	52,376
2017	$13.75984	$17.47103	51,853
2018	$17.47103	$16.90194	50,688
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Plus Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.73585	$14.88352	336,111
2010	$14.88352	$16.50120	259,147
2011	$16.50120	$15.72346	226,578
2012	$15.72346	$17.25436	202,703
2013	$17.25436	$18.30485	182,354
2014	$18.30485	$18.07455	140,089
2015	$18.07455	$17.36894	115,313
2016	$17.36894	$18.01828	99,927
2017	$18.01828	$18.99377	88,777
2018	$18.99377	$18.50474	77,783
Putnam VT Equity Income Fund - Class IB
2009	$11.04703	$13.85419	568,928
2010	$13.85419	$15.35126	467,523
2011	$15.35126	$15.39641	350,026
2012	$15.39641	$18.07408	286,522
2013	$18.07408	$23.55016	236,094
2014	$23.55016	$26.10724	192,632
2015	$26.10724	$24.90784	163,663
2016	$24.90784	$27.85463	134,052
2017	$27.85463	$32.55596	336,117
2018	$32.55596	$29.31302	286,437
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.17633	$10.10729	538,128
2010	$10.10729	$11.02233	427,804
2011	$11.02233	$11.14673	334,828
2012	$11.14673	$12.34279	286,916
2013	$12.34279	$14.34303	254,570
2014	$14.34303	$15.62057	208,084
2015	$15.62057	$15.19687	164,163
2016	$15.19687	$16.15229	148,821
2017	$16.15229	$18.29244	132,701
2018	$18.29244	$17.43267	116,240
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.51578	$9.99923	271,095
2010	$9.99923	$11.28466	157,372
2011	$11.28466	$11.05803	136,809
2012	$11.05803	$12.42560	102,249
2013	$12.42560	$14.61023	94,577
2014	$14.61023	$15.73117	87,084
2015	$15.73117	$15.50625	75,734
2016	$15.50625	$16.28317	62,775
2017	$16.28317	$18.48091	58,922
2018	$18.48091	$16.86364	55,286

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$3.98878	$5.10143	588,304
2010	$5.10143	$5.51358	394,048
2011	$5.51358	$5.15686	310,548
2012	$5.15686	$6.09811	258,916
2013	$6.09811	$7.91943	205,298
2014	$7.91943	$7.90724	174,085
2015	$7.90724	$7.64792	153,909
2016	$7.64792	$7.60669	143,755
2017	$7.60669	$9.60965	125,205
2018	$9.60965	$8.27937	113,803
Putnam VT Global Health Care Fund - Class IB
2009	$8.21702	$10.18803	277,581
2010	$10.18803	$10.27242	248,798
2011	$10.27242	$9.98936	209,286
2012	$9.98936	$12.01794	177,357
2013	$12.01794	$16.75285	157,665
2014	$16.75285	$21.04179	122,458
2015	$21.04179	$22.31735	115,783
2016	$22.31735	$19.46819	108,520
2017	$19.46819	$22.08843	97,503
2018	$22.08843	$21.60396	85,120
Putnam VT Global Utilities Fund - Class IB
2009	$10.76456	$11.37159	197,461
2010	$11.37159	$11.39484	161,335
2011	$11.39484	$10.60665	124,809
2012	$10.60665	$10.96246	104,024
2013	$10.96246	$12.27744	81,571
2014	$12.27744	$13.84245	68,043
2015	$13.84245	$12.27035	58,367
2016	$12.27035	$12.31325	48,822
2017	$12.31325	$14.80298	42,498
2018	$14.80298	$14.49637	36,250
Putnam VT Government Money Market Fund - Class IB
2009	$11.12967	$10.97435	373,382
2010	$10.97435	$10.80281	269,040
2011	$10.80281	$10.63163	224,527
2012	$10.63163	$10.46212	194,769
2013	$10.46212	$10.29576	143,753
2014	$10.29576	$10.13204	115,309
2015	$10.13204	$9.97093	118,425
2016	$9.97093	$9.81287	105,332
2017	$9.81287	$9.67988	100,782
2018	$9.67988	$9.63653	82,611
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.93449	$4.06723	378,524
2010	$4.06723	$4.69518	296,911
2011	$4.69518	$4.42963	239,191
2012	$4.42963	$5.12419	198,924
2013	$5.12419	$6.86445	184,209
2014	$6.86445	$7.69454	164,544
2015	$7.69454	$7.64902	129,388
2016	$7.64902	$8.01729	797,872
2017	$8.01729	$10.32751	676,664
2018	$10.32751	$10.40319	579,256

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.79750	$14.47899	284,658
2010	$14.47899	$16.24802	232,086
2011	$16.24802	$16.26920	178,070
2012	$16.26920	$18.57109	152,827
2013	$18.57109	$19.70940	133,664
2014	$19.70940	$19.69629	106,231
2015	$19.69629	$18.34381	87,935
2016	$18.34381	$20.85778	77,094
2017	$20.85778	$21.95758	67,901
2018	$21.95758	$20.72578	49,726
Putnam VT Income Fund - Class IB
2009	$10.00658	$14.44053	632,725
2010	$14.44053	$15.61203	449,208
2011	$15.61203	$16.13114	352,799
2012	$16.13114	$17.57768	303,749
2013	$17.57768	$17.62014	271,283
2014	$17.62014	$18.45764	223,412
2015	$18.45764	$17.89737	210,564
2016	$17.89737	$17.96391	184,847
2017	$17.96391	$18.66631	176,914
2018	$18.66631	$18.40293	152,454
Putnam VT International Equity Fund - Class IB
2009	$6.56001	$8.04516	1,058,132
2010	$8.04516	$8.71024	744,085
2011	$8.71024	$7.11961	625,035
2012	$7.11961	$8.54078	516,503
2013	$8.54078	$10.76331	451,938
2014	$10.76331	$9.87323	402,521
2015	$9.87323	$9.72887	356,263
2016	$9.72887	$9.33875	328,923
2017	$9.33875	$11.63247	289,268
2018	$11.63247	$9.25764	233,018
Putnam VT International Growth Fund - Class IB
2009	$4.49296	$6.11717	453,370
2010	$6.11717	$6.75402	367,258
2011	$6.75402	$5.45649	342,034
2012	$5.45649	$6.49689	285,602
2013	$6.49689	$7.82298	229,943
2014	$7.82298	$7.22468	195,906
2015	$7.22468	$7.18858	162,833
2016	$7.18858	$6.59869	152,665
2017	$6.59869	$8.76869	133,517
2018	$8.76869	$7.01940	100,273
Putnam VT International Value Fund - Class IB
2009	$8.76204	$10.87987	330,144
2010	$10.87987	$11.46858	247,034
2011	$11.46858	$9.73005	186,549
2012	$9.73005	$11.65193	158,912
2013	$11.65193	$14.01234	136,237
2014	$14.01234	$12.47985	122,375
2015	$12.47985	$12.03449	114,968
2016	$12.03449	$11.97344	105,991
2017	$11.97344	$14.69216	96,165
2018	$14.69216	$11.90936	83,093

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$13.16504	$15.67454	466,388
2010	$15.67454	$16.21962	418,160
2011	$16.21962	$17.04540	325,737
2012	$17.04540	$17.08305	258,135
2013	$17.08305	$16.72928	157,163
2014	$16.72928	$17.17169	112,179
2015	$17.17169	$16.78639	103,024
2016	$16.78639	$16.55225	88,194
2017	$16.55225	$16.60738	71,294
2018	$16.60738	$16.19246	63,848
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$4.40155	$5.66616	1,339,165
2010	$5.66616	$6.35163	856,427
2011	$6.35163	$6.25289	710,770
2012	$6.25289	$7.18810	562,747
2013	$7.18810	$9.55754	473,665
2014	$9.55754	$10.71311	398,688
2015	$10.71311	$10.31217	329,125
2016	$10.31217	$11.37060	272,632
2017	$11.37060	$13.74679	240,442
2018	$13.74679	$12.49307	206,342
Putnam VT Research Fund - Class IB
2009	$5.57795	$7.31022	539,557
2010	$7.31022	$8.37137	423,549
2011	$8.37137	$8.09376	333,199
2012	$8.09376	$9.39100	248,985
2013	$9.39100	$12.32373	216,554
2014	$12.32373	$13.92862	177,725
2015	$13.92862	$13.49398	156,894
2016	$13.49398	$14.61720	128,230
2017	$14.61720	$17.74210	114,549
2018	$17.74210	$16.63427	90,638
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.46054	$14.98897	43,527
2010	$14.98897	$19.10581	68,313
2011	$19.10581	$17.65258	34,564
2012	$17.65258	$19.86514	28,855
2013	$19.86514	$26.21297	26,264
2014	$26.21297	$27.61172	17,869
2015	$27.61172	$25.10212	16,586
2016	$25.10212	$28.53556	17,553
2017	$28.53556	$30.30683	16,418
2018	$30.30683	$25.69205	14,849

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$12.77320	$16.53206	253,515
2010	$16.53206	$20.49476	206,706
2011	$20.49476	$19.21426	167,701
2012	$19.21426	$22.21236	139,831
2013	$22.21236	$30.51424	110,712
2014	$30.51424	$31.05710	91,399
2015	$31.05710	$29.26469	79,209
2016	$29.26469	$36.71532	73,572
2017	$36.71532	$38.97351	62,808
2018	$38.97351	$30.70471	54,121
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$10.23029	$13.99261	72,168
2010	$13.99261	$17.08176	57,945
2011	$17.08176	$15.94826	36,923
2012	$15.94826	$18.24361	33,670
2013	$18.24361	$25.50447	31,670
2014	$25.50447	$27.79554	32,228
2015	$27.79554	$26.16767	31,146
2016	$26.16767	$29.09497	30,288
2017	$29.09497	$31.69739	25,614
2018	$31.69739	$29.64593	23,050
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$3.27921	$4.26371	1,665,197
2010	$4.26371	$5.01608	2,185,276
2011	$5.01608	$4.68509	1,763,572
2012	$4.68509	$5.38258	1,489,578
2013	$5.38258	$7.22654	1,275,959
2014	$7.22654	$8.07017	1,074,580
2015	$8.07017	$7.91803	888,316
2016	$7.91803	$8.39858	788,652
2017	$8.39858	$10.67979	656,476
2018	$10.67979	$10.34753	554,469
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Plus Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option (age 66-75)
Mortality & Expense = 2.10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.34599	$14.21508	4,625
2010	$14.21508	$15.68008	4,574
2011	$15.68008	$14.86533	3,960
2012	$14.86533	$16.22958	4,373
2013	$16.22958	$17.13022	4,356
2014	$17.13022	$16.82875	4,339
2015	$16.82875	$16.08959	2,092
2016	$16.08959	$16.60654	2,085
2017	$16.60654	$17.41731	2,079
2018	$17.41731	$16.88268	2,073
Putnam VT Equity Income Fund - Class IB
2009	$10.73257	$13.39143	11,114
2010	$13.39143	$14.76316	9,752
2011	$14.76316	$14.73150	9,397
2012	$14.73150	$17.20546	8,425
2013	$17.20546	$22.30454	8,632
2014	$22.30454	$24.60075	8,620
2015	$24.60075	$23.35128	8,607
2016	$23.35128	$25.98161	8,351
2017	$25.98161	$30.21372	10,043
2018	$30.21372	$27.06582	9,972
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.84880	$9.65314	2,967
2010	$9.65314	$10.47362	2,960
2011	$10.47362	$10.53813	2,953
2012	$10.53813	$11.60945	2,946
2013	$11.60945	$13.42234	3,347
2014	$13.42234	$14.54360	3,339
2015	$14.54360	$14.07722	4,722
2016	$14.07722	$14.88646	4,269
2017	$14.88646	$16.77387	3,937
2018	$16.77387	$15.90425	3,933
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.21470	$9.54994	2,760
2010	$9.54994	$10.72291	2,751
2011	$10.72291	$10.45429	0
2012	$10.45429	$11.68738	0
2013	$11.68738	$13.67244	0
2014	$13.67244	$14.64664	0
2015	$14.64664	$14.36386	0
2016	$14.36386	$15.00713	0
2017	$15.00713	$16.94677	0
2018	$16.94677	$15.38517	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$3.82896	$4.87214	26,055
2010	$4.87214	$5.23906	26,006
2011	$5.23906	$4.87522	25,742
2012	$4.87522	$5.73572	22,938
2013	$5.73572	$7.41098	22,749
2014	$7.41098	$7.36196	22,537
2015	$7.36196	$7.08433	22,308
2016	$7.08433	$7.01043	22,096
2017	$7.01043	$8.81174	21,901
2018	$8.81174	$7.55331	21,696
Putnam VT Global Health Care Fund - Class IB
2009	$7.88781	$9.73017	2,521
2010	$9.73017	$9.76095	2,512
2011	$9.76095	$9.44384	2,360
2012	$9.44384	$11.30380	0
2013	$11.30380	$15.67740	0
2014	$15.67740	$19.59102	0
2015	$19.59102	$20.67306	0
2016	$20.67306	$17.94239	0
2017	$17.94239	$20.25462	0
2018	$20.25462	$19.70969	0
Putnam VT Global Utilities Fund - Class IB
2009	$10.33347	$10.86072	2,106
2010	$10.86072	$10.82767	2,097
2011	$10.82767	$10.02758	2,088
2012	$10.02758	$10.31117	644
2013	$10.31117	$11.48936	813
2014	$11.48936	$12.88812	810
2015	$12.88812	$11.36632	807
2016	$11.36632	$11.34829	621
2017	$11.34829	$13.57413	486
2018	$13.57413	$13.22544	484
Putnam VT Government Money Market Fund - Class IB
2009	$10.68399	$10.48137	16,622
2010	$10.48137	$10.26511	936
2011	$10.26511	$10.05125	936
2012	$10.05125	$9.84059	936
2013	$9.84059	$9.63491	936
2014	$9.63491	$9.43352	936
2015	$9.43352	$9.23634	0
2016	$9.23634	$9.04386	0
2017	$9.04386	$8.87628	0
2018	$8.87628	$8.79163	0
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.81690	$3.88440	1,173
2010	$3.88440	$4.46138	1,162
2011	$4.46138	$4.18769	0
2012	$4.18769	$4.81966	0
2013	$4.81966	$6.42372	0
2014	$6.42372	$7.16392	0
2015	$7.16392	$7.08535	0
2016	$7.08535	$7.38886	17,821
2017	$7.38886	$9.47004	17,647
2018	$9.47004	$9.49096	17,461

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.40515	$13.82865	3,797
2010	$13.82865	$15.43943	3,786
2011	$15.43943	$15.38121	3,776
2012	$15.38121	$17.46805	2,150
2013	$17.46805	$18.44458	2,277
2014	$18.44458	$18.33867	2,267
2015	$18.33867	$16.99259	649
2016	$16.99259	$19.22354	500
2017	$19.22354	$20.13510	391
2018	$20.13510	$18.90898	390
Putnam VT Income Fund - Class IB
2009	$9.60583	$13.79189	4,309
2010	$13.79189	$14.83506	4,293
2011	$14.83506	$15.25069	4,181
2012	$15.25069	$16.53364	4,114
2013	$16.53364	$16.48937	4,030
2014	$16.48937	$17.18538	3,935
2015	$17.18538	$16.57906	1,483
2016	$16.57906	$16.55638	1,396
2017	$16.55638	$17.11698	1,316
2018	$17.11698	$16.78975	1,231
Putnam VT International Equity Fund - Class IB
2009	$6.29718	$7.68355	3,072
2010	$7.68355	$8.27654	2,299
2011	$8.27654	$6.73075	2,294
2012	$6.73075	$8.03319	0
2013	$8.03319	$10.07224	0
2014	$10.07224	$9.19235	0
2015	$9.19235	$9.01190	0
2016	$9.01190	$8.60670	0
2017	$8.60670	$10.66658	0
2018	$10.66658	$8.44576	0
Putnam VT International Growth Fund - Class IB
2009	$4.31293	$5.84221	3,227
2010	$5.84221	$6.41770	3,272
2011	$6.41770	$5.15843	3,347
2012	$5.15843	$6.11074	283
2013	$6.11074	$7.32067	282
2014	$7.32067	$6.72640	281
2015	$6.72640	$6.65878	280
2016	$6.65878	$6.08139	278
2017	$6.08139	$8.04055	277
2018	$8.04055	$6.40378	276
Putnam VT International Value Fund - Class IB
2009	$8.41101	$10.39091	4,766
2010	$10.39091	$10.89757	4,777
2011	$10.89757	$9.19864	4,310
2012	$9.19864	$10.95948	1,154
2013	$10.95948	$13.11269	1,269
2014	$13.11269	$11.61921	1,264
2015	$11.61921	$11.14760	1,259
2016	$11.14760	$11.03485	1,130
2017	$11.03485	$13.47219	1,036
2018	$13.47219	$10.86493	1,032

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$12.63784	$14.97047	1,773
2010	$14.97047	$15.41238	12,636
2011	$15.41238	$16.11502	12,633
2012	$16.11502	$16.06833	11,628
2013	$16.06833	$15.65561	11,823
2014	$15.65561	$15.98799	11,819
2015	$15.98799	$15.54982	11,815
2016	$15.54982	$15.25524	11,598
2017	$15.25524	$15.22885	11,438
2018	$15.22885	$14.77295	11,436
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$4.22517	$5.41146	17,324
2010	$5.41146	$6.03535	17,319
2011	$6.03535	$5.91140	16,230
2012	$5.91140	$6.76094	14,955
2013	$6.76094	$8.94394	14,941
2014	$8.94394	$9.97439	14,928
2015	$9.97439	$9.55230	14,915
2016	$9.55230	$10.47938	14,901
2017	$10.47938	$12.60546	14,888
2018	$12.60546	$11.39761	14,877
Putnam VT Research Fund - Class IB
2009	$5.35446	$6.98167	15,474
2010	$6.98167	$7.95454	15,446
2011	$7.95454	$7.65176	15,421
2012	$7.65176	$8.83295	14,432
2013	$8.83295	$11.53256	14,410
2014	$11.53256	$12.96821	14,390
2015	$12.96821	$12.49968	14,371
2016	$12.49968	$13.47155	14,349
2017	$13.47155	$16.26912	14,330
2018	$16.26912	$15.17573	14,313
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.16279	$14.48833	0
2010	$14.48833	$18.37396	0
2011	$18.37396	$16.89024	0
2012	$16.89024	$18.91045	0
2013	$18.91045	$24.82655	0
2014	$24.82655	$26.01841	0
2015	$26.01841	$23.53338	0
2016	$23.53338	$26.61676	0
2017	$26.61676	$28.12632	0
2018	$28.12632	$23.72229	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$12.26149	$15.78911	3,955
2010	$15.78911	$19.47438	3,384
2011	$19.47438	$18.16499	3,362
2012	$18.16499	$20.89244	1,838
2013	$20.89244	$28.55533	1,830
2014	$28.55533	$28.91563	1,824
2015	$28.91563	$27.10830	1,817
2016	$27.10830	$33.83770	1,810
2017	$33.83770	$35.73771	1,803
2018	$35.73771	$28.01224	1,797
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$9.93905	$13.52518	736
2010	$13.52518	$16.42736	0
2011	$16.42736	$15.25948	0
2012	$15.25948	$17.36680	0
2013	$17.36680	$24.15544	0
2014	$24.15544	$26.19156	0
2015	$26.19156	$24.53228	0
2016	$24.53228	$27.13845	0
2017	$27.13845	$29.41677	0
2018	$29.41677	$27.37305	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$3.14779	$4.07205	11,517
2010	$4.07205	$4.76629	14,002
2011	$4.76629	$4.42920	13,915
2012	$4.42920	$5.06269	8,083
2013	$5.06269	$6.76254	8,049
2014	$6.76254	$7.51363	8,019
2015	$7.51363	$7.33453	7,988
2016	$7.33453	$7.74025	7,955
2017	$7.74025	$9.79305	7,925
2018	$9.79305	$9.44015	7,898
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Preferred Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.65

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.84905	$15.04894	64,939
2010	$15.04894	$16.67612	56,109
2011	$16.67612	$15.88207	43,852
2012	$15.88207	$17.41952	43,921
2013	$17.41952	$18.47069	35,528
2014	$18.47069	$18.22903	28,022
2015	$18.22903	$17.50850	25,650
2016	$17.50850	$18.15387	23,462
2017	$18.15387	$19.12701	17,521
2018	$19.12701	$18.62502	13,408
Putnam VT Equity Income Fund - Class IB
2009	$11.01524	$13.80730	73,208
2010	$13.80730	$15.29153	67,171
2011	$15.29153	$15.32872	59,141
2012	$15.32872	$17.98546	46,966
2013	$17.98546	$23.42277	45,893
2014	$23.42277	$25.95283	39,030
2015	$25.95283	$24.74794	37,072
2016	$24.74794	$27.66178	33,152
2017	$27.66178	$32.31418	56,485
2018	$32.31418	$29.08045	48,129
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.70410	$9.51870	103,240
2010	$9.51870	$10.37518	86,519
2011	$10.37518	$10.48695	76,852
2012	$10.48695	$11.60630	61,044
2013	$11.60630	$13.48034	53,466
2014	$13.48034	$14.67358	38,309
2015	$14.67358	$14.26832	36,385
2016	$14.26832	$15.15769	24,575
2017	$15.15769	$17.15735	22,659
2018	$17.15735	$16.34258	20,323
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.49533	$9.96697	31,363
2010	$9.96697	$11.24255	26,022
2011	$11.24255	$11.01117	26,346
2012	$11.01117	$12.36664	11,130
2013	$12.36664	$14.53351	9,368
2014	$14.53351	$15.64061	4,779
2015	$15.64061	$15.40914	4,485
2016	$15.40914	$16.17299	4,431
2017	$16.17299	$18.34656	6,664
2018	$18.34656	$16.73249	6,356

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$4.18045	$5.34384	16,049
2010	$5.34384	$5.77265	14,572
2011	$5.77265	$5.39641	11,270
2012	$5.39641	$6.37814	10,876
2013	$6.37814	$8.27888	10,558
2014	$8.27888	$8.26192	10,428
2015	$8.26192	$7.98691	10,166
2016	$7.98691	$7.93982	9,961
2017	$7.93982	$10.02543	9,910
2018	$10.02543	$8.63317	10,088
Putnam VT Global Health Care Fund - Class IB
2009	$8.31604	$10.30556	15,574
2010	$10.30556	$10.38564	13,588
2011	$10.38564	$10.09433	6,542
2012	$10.09433	$12.13804	10,971
2013	$12.13804	$16.91169	8,871
2014	$16.91169	$21.23050	1,919
2015	$21.23050	$22.50605	1,472
2016	$22.50605	$19.62285	1,534
2017	$19.62285	$22.25263	1,606
2018	$22.25263	$21.75344	1,127
Putnam VT Global Utilities Fund - Class IB
2009	$10.09757	$10.66157	36,807
2010	$10.66157	$10.67794	22,033
2011	$10.67794	$9.93431	18,427
2012	$9.93431	$10.26233	15,038
2013	$10.26233	$11.48750	12,442
2014	$11.48750	$12.94523	10,538
2015	$12.94523	$11.46919	9,640
2016	$11.46919	$11.50346	8,310
2017	$11.50346	$13.82246	7,995
2018	$13.82246	$13.52924	7,583
Putnam VT Government Money Market Fund - Class IB
2009	$11.00868	$10.84954	40,575
2010	$10.84954	$10.67451	22,627
2011	$10.67451	$10.50004	21,996
2012	$10.50004	$10.32736	17,740
2013	$10.32736	$10.15797	16,620
2014	$10.15797	$9.99136	30,163
2015	$9.99136	$9.82748	14,059
2016	$9.82748	$9.66680	13,924
2017	$9.66680	$9.53095	5,072
2018	$9.53095	$9.48341	4,505
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.86848	$3.97371	42,302
2010	$3.97371	$4.58490	37,019
2011	$4.58490	$4.32338	41,806
2012	$4.32338	$4.99875	55,172
2013	$4.99875	$6.69301	40,780
2014	$6.69301	$7.49855	29,549
2015	$7.49855	$7.45040	16,788
2016	$7.45040	$7.80515	60,609
2017	$7.80515	$10.04915	52,612
2018	$10.04915	$10.11762	48,702

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.98749	$14.75226	28,021
2010	$14.75226	$16.54626	28,396
2011	$16.54626	$16.55944	26,217
2012	$16.55944	$18.89276	26,184
2013	$18.89276	$20.04061	15,831
2014	$20.04061	$20.01711	10,735
2015	$20.01711	$18.63312	10,340
2016	$18.63312	$21.17602	8,799
2017	$21.17602	$22.28132	8,751
2018	$22.28132	$21.02061	8,254
Putnam VT Income Fund - Class IB
2009	$10.04501	$14.48863	56,358
2010	$14.48863	$15.65608	48,016
2011	$15.65608	$16.16845	35,017
2012	$16.16845	$17.60936	32,280
2013	$17.60936	$17.64293	18,856
2014	$17.64293	$18.47213	15,212
2015	$18.47213	$17.90232	13,141
2016	$17.90232	$17.95976	12,542
2017	$17.95976	$18.65254	9,682
2018	$18.65254	$18.37995	9,478
Putnam VT International Equity Fund - Class IB
2009	$6.81378	$8.35213	107,307
2010	$8.35213	$9.03801	102,634
2011	$9.03801	$7.38378	96,595
2012	$7.38378	$8.85317	94,075
2013	$8.85317	$11.15133	64,179
2014	$11.15133	$10.22398	61,280
2015	$10.22398	$10.06936	51,956
2016	$10.06936	$9.66069	36,656
2017	$9.66069	$12.02739	35,636
2018	$12.02739	$9.56704	29,689
Putnam VT International Growth Fund - Class IB
2009	$5.24712	$7.14032	28,892
2010	$7.14032	$7.87968	32,285
2011	$7.87968	$6.36266	28,296
2012	$6.36266	$7.57199	25,324
2013	$7.57199	$9.11290	21,701
2014	$9.11290	$8.41166	14,801
2015	$8.41166	$8.36539	14,468
2016	$8.36539	$7.67504	11,753
2017	$7.67504	$10.19384	11,156
2018	$10.19384	$8.15607	9,645
Putnam VT International Value Fund - Class IB
2009	$8.34748	$10.35984	33,674
2010	$10.35984	$10.91487	31,204
2011	$10.91487	$9.25558	26,545
2012	$9.25558	$11.07809	12,710
2013	$11.07809	$13.31549	10,343
2014	$13.31549	$11.85319	8,817
2015	$11.85319	$11.42437	8,346
2016	$11.42437	$11.36066	8,341
2017	$11.36066	$13.93319	9,545
2018	$13.93319	$11.28836	9,416

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$12.94111	$15.40009	37,803
2010	$15.40009	$15.92755	46,492
2011	$15.92755	$16.72998	35,067
2012	$16.72998	$16.75838	35,698
2013	$16.75838	$16.40298	28,659
2014	$16.40298	$16.82820	26,379
2015	$16.82820	$16.44222	22,832
2016	$16.44222	$16.20466	21,482
2017	$16.20466	$16.25039	16,923
2018	$16.25039	$15.83629	12,100
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$4.26221	$5.48400	86,808
2010	$5.48400	$6.14431	70,347
2011	$6.14431	$6.04573	54,267
2012	$6.04573	$6.94641	53,884
2013	$6.94641	$9.23149	46,380
2014	$9.23149	$10.34238	36,360
2015	$10.34238	$9.95026	30,535
2016	$9.95026	$10.96598	25,856
2017	$10.96598	$13.25092	22,243
2018	$13.25092	$12.03627	21,274
Putnam VT Research Fund - Class IB
2009	$5.15592	$6.75370	39,742
2010	$6.75370	$7.73013	26,974
2011	$7.73013	$7.47000	24,387
2012	$7.47000	$8.66285	26,339
2013	$8.66285	$11.36241	22,655
2014	$11.36241	$12.83558	16,990
2015	$12.83558	$12.42874	16,070
2016	$12.42874	$13.45646	15,631
2017	$13.45646	$16.32495	15,082
2018	$16.32495	$15.29777	11,904
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.43044	$14.93825	6,018
2010	$14.93825	$19.03149	4,423
2011	$19.03149	$17.57497	4,398
2012	$17.57497	$19.76773	4,189
2013	$19.76773	$26.07119	4,218
2014	$26.07119	$27.44842	2,473
2015	$27.44842	$24.94097	2,086
2016	$24.94097	$28.33800	2,343
2017	$28.33800	$30.08175	1,657
2018	$30.08175	$25.48820	1,732

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$12.24299	$15.83776	35,438
2010	$15.83776	$19.62406	29,187
2011	$19.62406	$18.38861	26,362
2012	$18.38861	$21.24706	18,512
2013	$21.24706	$29.17334	13,856
2014	$29.17334	$29.67726	10,653
2015	$29.67726	$27.95024	8,630
2016	$27.95024	$35.04847	8,519
2017	$35.04847	$37.18528	6,165
2018	$37.18528	$29.28089	5,484
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$10.20087	$13.94529	10,947
2010	$13.94529	$17.01535	10,966
2011	$17.01535	$15.87820	10,287
2012	$15.87820	$18.15422	7,346
2013	$18.15422	$25.36661	6,903
2014	$25.36661	$27.63124	5,591
2015	$27.63124	$25.99977	3,719
2016	$25.99977	$28.89364	3,677
2017	$28.89364	$31.46211	3,603
2018	$31.46211	$29.41082	3,467
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$3.43369	$4.46231	127,093
2010	$4.46231	$5.24706	229,475
2011	$5.24706	$4.89833	197,471
2012	$4.89833	$5.62471	167,927
2013	$5.62471	$7.54778	153,901
2014	$7.54778	$8.42462	131,921
2015	$8.42462	$8.26159	110,673
2016	$8.26159	$8.75857	62,957
2017	$8.75857	$11.13191	54,028
2018	$11.13191	$10.78007	45,153
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Preferred Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option (age 66-75)
Mortality & Expense = 2.15

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.45701	$14.37661	11,899
2010	$14.37661	$15.85016	11,855
2011	$15.85016	$15.01891	11,814
2012	$15.01891	$16.38887	2,776
2013	$16.38887	$17.28952	2,562
2014	$17.28952	$16.97657	1,123
2015	$16.97657	$16.22262	1,123
2016	$16.22262	$16.73532	1,123
2017	$16.73532	$17.54345	1,123
2018	$17.54345	$16.99622	1,123
Putnam VT Equity Income Fund - Class IB
2009	$10.70153	$13.34589	4,742
2010	$13.34589	$14.70544	7,057
2011	$14.70544	$14.66641	6,970
2012	$14.66641	$17.12069	6,011
2013	$17.12069	$22.18330	5,492
2014	$22.18330	$24.45455	6,599
2015	$24.45455	$23.20063	6,589
2016	$23.20063	$25.80085	6,580
2017	$25.80085	$29.98828	8,375
2018	$29.98828	$26.85010	8,299
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.39733	$9.09326	1,106
2010	$9.09326	$9.86111	1,106
2011	$9.86111	$9.91680	1,106
2012	$9.91680	$10.91937	1,106
2013	$10.91937	$12.61805	1,106
2014	$12.61805	$13.66514	1,106
2015	$13.66514	$13.22016	1,106
2016	$13.22016	$13.97301	0
2017	$13.97301	$15.73661	0
2018	$15.73661	$14.91311	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.19693	$9.52154	8,731
2010	$9.52154	$10.68556	8,731
2011	$10.68556	$10.41257	8,731
2012	$10.41257	$11.63478	0
2013	$11.63478	$13.60395	0
2014	$13.60395	$14.56582	0
2015	$14.56582	$14.27730	0
2016	$14.27730	$14.90910	0
2017	$14.90910	$16.82752	0
2018	$16.82752	$15.26906	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$4.01396	$5.10493	3,279
2010	$5.10493	$5.48655	3,345
2011	$5.48655	$5.10293	3,168
2012	$5.10293	$6.00054	2,831
2013	$6.00054	$7.74920	2,427
2014	$7.74920	$7.69399	1,726
2015	$7.69399	$7.40006	1,537
2016	$7.40006	$7.31914	1,366
2017	$7.31914	$9.19510	1,137
2018	$9.19510	$7.87788	958
Putnam VT Global Health Care Fund - Class IB
2009	$7.98491	$9.84494	6,123
2010	$9.84494	$9.87103	6,123
2011	$9.87103	$9.54548	6,123
2012	$9.54548	$11.41962	6,123
2013	$11.41962	$15.82992	6,123
2014	$15.82992	$19.77154	6,123
2015	$19.77154	$20.85288	6,123
2016	$20.85288	$18.08925	6,123
2017	$18.08925	$20.41001	6,123
2018	$20.41001	$19.85071	6,123
Putnam VT Global Utilities Fund - Class IB
2009	$9.69565	$10.18516	7,750
2010	$10.18516	$10.14898	7,732
2011	$10.14898	$9.39425	7,712
2012	$9.39425	$9.65498	7,034
2013	$9.65498	$10.75270	7,027
2014	$10.75270	$12.05562	6,506
2015	$12.05562	$10.62669	6,499
2016	$10.62669	$10.60443	6,491
2017	$10.60443	$12.67792	5,905
2018	$12.67792	$12.34592	5,901
Putnam VT Government Money Market Fund - Class IB
2009	$10.57054	$10.36478	6,316
2010	$10.36478	$10.14573	0
2011	$10.14573	$9.92930	0
2012	$9.92930	$9.71621	0
2013	$9.71621	$9.50827	0
2014	$9.50827	$9.30477	0
2015	$9.30477	$9.10563	0
2016	$9.10563	$8.91135	0
2017	$8.91135	$8.74177	0
2018	$8.74177	$8.65397	0
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.75423	$3.79605	6,148
2010	$3.79605	$4.35767	6,095
2011	$4.35767	$4.08826	6,050
2012	$4.08826	$4.70281	5,894
2013	$4.70281	$6.26478	4,022
2014	$6.26478	$6.98310	3,964
2015	$6.98310	$6.90299	3,901
2016	$6.90299	$7.19502	3,843
2017	$7.19502	$9.21690	2,715
2018	$9.21690	$9.23252	2,703

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.59003	$14.09328	2,840
2010	$14.09328	$15.72685	2,822
2011	$15.72685	$15.65957	2,802
2012	$15.65957	$17.77509	3,650
2013	$17.77509	$18.75919	3,643
2014	$18.75919	$18.64195	3,635
2015	$18.64195	$17.26479	3,626
2016	$17.26479	$19.52151	3,618
2017	$19.52151	$20.43680	3,489
2018	$20.43680	$19.18248	3,489
Putnam VT Income Fund - Class IB
2009	$9.64518	$13.84134	1,390
2010	$13.84134	$14.88064	1,304
2011	$14.88064	$15.28974	1,122
2012	$15.28974	$16.56749	1,184
2013	$16.56749	$16.51469	1,258
2014	$16.51469	$17.20298	760
2015	$17.20298	$16.58757	667
2016	$16.58757	$16.55644	596
2017	$16.55644	$17.10832	588
2018	$17.10832	$16.77266	530
Putnam VT International Equity Fund - Class IB
2009	$6.54245	$7.97875	301
2010	$7.97875	$8.59013	301
2011	$8.59013	$6.98219	301
2012	$6.98219	$8.32902	301
2013	$8.32902	$10.43784	301
2014	$10.43784	$9.52115	0
2015	$9.52115	$9.32948	0
2016	$9.32948	$8.90545	0
2017	$8.90545	$11.03122	0
2018	$11.03122	$8.73000	0
Putnam VT International Growth Fund - Class IB
2009	$5.03819	$6.82115	13
2010	$6.82115	$7.48924	2,237
2011	$7.48924	$6.01665	2,226
2012	$6.01665	$7.12375	2,226
2013	$7.12375	$8.52988	2,226
2014	$8.52988	$7.83345	2,224
2015	$7.83345	$7.75073	2,224
2016	$7.75073	$7.07505	2,224
2017	$7.07505	$9.34957	2,224
2018	$9.34957	$7.44252	2,224
Putnam VT International Value Fund - Class IB
2009	$8.01509	$9.89673	6,486
2010	$9.89673	$10.37400	8,030
2011	$10.37400	$8.75223	7,952
2012	$8.75223	$10.42227	3,336
2013	$10.42227	$12.46357	3,310
2014	$12.46357	$11.03838	3,276
2015	$11.03838	$10.58493	3,245
2016	$10.58493	$10.47252	3,216
2017	$10.47252	$12.77916	3,985
2018	$12.77916	$10.30074	3,974

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$12.42605	$14.71205	621
2010	$14.71205	$15.13861	624
2011	$15.13861	$15.82072	589
2012	$15.82072	$15.76680	647
2013	$15.76680	$15.35397	318
2014	$15.35397	$15.67194	133
2015	$15.67194	$15.23464	125
2016	$15.23464	$14.93843	117
2017	$14.93843	$14.90499	0
2018	$14.90499	$14.45138	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$4.09246	$5.23882	1,337
2010	$5.23882	$5.83982	1,336
2011	$5.83982	$5.71697	1,097
2012	$5.71697	$6.53521	1,097
2013	$6.53521	$8.64091	1,097
2014	$8.64091	$9.63153	1,048
2015	$9.63153	$9.21925	1,048
2016	$9.21925	$10.10886	0
2017	$10.10886	$12.15359	0
2018	$12.15359	$10.98340	0
Putnam VT Research Fund - Class IB
2009	$4.95057	$6.45176	1,799
2010	$6.45176	$7.34702	1,789
2011	$7.34702	$7.06376	1,778
2012	$7.06376	$8.15001	1,768
2013	$8.15001	$10.63545	1,759
2014	$10.63545	$11.95330	1,751
2015	$11.95330	$11.51555	1,743
2016	$11.51555	$12.40458	1,734
2017	$12.40458	$14.97296	687
2018	$14.97296	$13.95953	684
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.13339	$14.43906	2,749
2010	$14.43906	$18.30213	2,738
2011	$18.30213	$16.81564	2,727
2012	$16.81564	$18.81727	0
2013	$18.81727	$24.69161	0
2014	$24.69161	$25.86378	0
2015	$25.86378	$23.38157	0
2016	$23.38157	$26.43159	0
2017	$26.43159	$27.91645	0
2018	$27.91645	$23.53320	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$11.75551	$15.12984	1,880
2010	$15.12984	$18.65171	1,813
2011	$18.65171	$17.38877	1,746
2012	$17.38877	$19.98943	1,581
2013	$19.98943	$27.30717	1,246
2014	$27.30717	$27.63760	744
2015	$27.63760	$25.89690	671
2016	$25.89690	$32.30913	595
2017	$32.30913	$34.10596	576
2018	$34.10596	$26.71950	535
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$9.91032	$13.47920	0
2010	$13.47920	$16.36314	0
2011	$16.36314	$15.19208	0
2012	$15.19208	$17.28125	0
2013	$17.28125	$24.02419	0
2014	$24.02419	$26.03593	0
2015	$26.03593	$24.37406	0
2016	$24.37406	$26.94968	0
2017	$26.94968	$29.19730	0
2018	$29.19730	$27.15489	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$5.27083	$6.81498	646
2010	$6.81498	$7.97278	2,269
2011	$7.97278	$7.40513	2,060
2012	$7.40513	$8.45992	2,014
2013	$8.45992	$11.29468	1,587
2014	$11.29468	$12.54273	1,524
2015	$12.54273	$12.23747	1,498
2016	$12.23747	$12.90784	1,475
2017	$12.90784	$16.32283	1,141
2018	$16.32283	$15.72657	1,136
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15%.

Appendix C
Withdrawal Adjustment Example – Income Benefits*

Issue Date: January 1, 2003
Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)

					Income Benefit Amount
					Purchase Payment Value			5% Roll-Up Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/04	Contract Anniversary	$55,000	$—	$55,000	$50,000	$52,000	$55,000	$52,500	$54,600
7/1/04	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$39,000	$41,250	$40,347	$41,961
The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Purchase Payment Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Income Benefit		$37,500	$39,000

Maximum Anniversary Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Income Benefit		$41,250	$41,250

5% Roll-Up Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes half years worth of interest on $52,500 and $54,600, respectively)	(c)	$53,796	$55,948
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,449	$13,987
Adjusted Income Benefit		$40,347	$41,961

*
For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**	A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.

C-1

Appendix D
Withdrawal Adjustment Example – Death Benefits*

Issue Date: January 1, 2005
Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply) The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary Protection Value by the same proportion as the withdrawal reduces the Contract Value.

					Death Benefit Amount
					Purchase Payment Value			Enhanced Beneficiary Protection Value
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/06	Contract Anniversary	$55,000	_	$55,000	$50,000	$52,000	$55,000	$52,500	$54,600
7/1/06	Partial Withdrawal	$60,000	$15,000	$45,000	$35,000	$37,000	$41,250	$40,347	$41,961

		Advisor and Preferred	Plus
Purchase Payment Value Death Benefit
Partial Withdrawal Amount		$15,000	$15,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal		$50,000	$52,000
Adjusted Death Benefit		$35,000	$37,000

Maximum Anniversary Value Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Death Benefit		$41,250	$41,250

Enhanced Beneficiary Protection Value Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes half years worth of interest on $52,500 and $54,600, respectively)	(c)	$53,796	$55,948
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,449	$13,987
Adjusted Death Benefit		$40,347	$41,961

*
For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

D-1

Appendix E
Calculation of Earnings Protection Death Benefit Option*

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.
Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals
Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.
The calculation is:

			Advisor, Advisor Plus & Advisor Preferred
(A)	Contract Value:		$125,000.00
(B)	Total Purchase Payments:		$100,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$0.00
(D)	In-Force Premium:		$100,000.00
(E)	In-Force Earnings:	(E) = (A) – (D)	$25,000.00
(F)	Cap:	(F) = 100% * (D)	$100,000.00
(G)	Earnings Protection Death Benefit**:	(G) = MIN [40% * (E); (F)]	$10,000.00

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**
If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals
Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.
The calculation of the Total Excess-of-Earnings Withdrawals is:

(1)	Contract Value:		$105,000.00
(2)	Total Purchase Payments:		$100,000.00
(3)	Prior Excess-of-Earnings Withdrawals:		$0.00
(4)	In-Force Premium:		$100,000.00
(5)	In-Force Earnings:	(5) = (1) – (4)	$5,000.00
(6)	Withdrawal Amount:		$10,000.00
(7)	Excess-of-Earnings Withdrawal:	(7) = (6) – (5) and cannot be negative	$5,000.00
(8)	Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$5,000.00
The calculation of the Earnings Protection Death Benefit is:

(A)	Contract Value:		$114,000.00
(B)	In-Force Premium (before withdrawal):		$100,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$5,000.00
(D)	In-Force Premium (after withdrawal):	(D) = (B) – (C)	$95,000.00
(E)	In-Force Earnings:	(E) = (A) – (D)	$19,000.00
(F)	Cap:	(F) = 100% * (D)	$95,000.00
(G)	Earnings Protection Death Benefit**:	(G) = MIN [40% * (E); (F)]	$7,600.00

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**
If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals
This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.
The calculation of the Total Excess-of-Earnings Withdrawals is:

(1)	Contract Value:		$130,000.00
(2)	Contract Value on Rider Date:		$110,000.00
(3)	Prior Excess-of-Earnings Withdrawals:		$0.00
(4)	In-Force Premium:		$110,000.00
(5)	In-Force Earnings:	(5) = (1) – (4)	$20,000.00
(6)	Withdrawal Amount:		$50,000.00
(7)	Excess-of-Earnings Withdrawal:	(7) = (6) – (5) and cannot be negative	$30,000.00
(8)	Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$30,000.00
The calculation of the Earnings Protection Death Benefit is:

(A)	Contract Value:		$140,000.00
(B)	In-Force Premium (before withdrawal and purchase payment):		$110,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$30,000.00
(D)	Additional Purchase Payment:		$40,000.00
(E)	In-Force Premium (after withdrawal and purchase payment):	(E) = (B) – (C) + (D)	$120,000.00
(F)	In-Force Earnings:	(F) = (A) – (E)	$20,000.00
(G)	Cap:	(G) = 50% * (E)	$60,000.00
(H)	Earnings Protection Death Benefit**:	(H) = MIN [25% * (F); (G)]	$5,000.00

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**	If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

Example 4: Spousal Continuation:
This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.
The calculation of the Earnings Protection Death Benefit is:

(A)	Contract Value:		$150,000.00
(B)	In-Force Premium (before withdrawal and purchase payment):		$100,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$0.00
(D)	Additional Purchase Payment:		$0.00
(E)	In-Force Premium (after withdrawal and purchase payment):		$100,000.00
(F)	In-Force Earnings:	(F) = (A) – (E)	$50,000.00
(G)	Cap:	(G) = 100% * (E)	$100,000.00
(H)	Earnings Protection Death Benefit**:	(H) = MIN [40% * (F); (G)]	$20,000.00

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**
If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

The calculation of the Continued Contract Value is:

(1)	Premium invested (for the purposes of calculating the Death Benefit):		$100,000.00
(2)	Contract Value:		$150,000.00
(3)	Maximum Anniversary Value:		$160,000.00
(4)	Death Benefit (excluding Earnings Protection Death Benefit):	(4) = MAX [(1); (2); (3)]	$160,000.00
(5)	Earnings Protection Death Benefit:	(H) from above	$20,000.00
(6)	Continuing Contract Value:	(6) = (4) + (5)	$180,000.00
Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.

PA243-2	PUTNAM

THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS
Statement of Additional Information dated April 29, 2019
Allstate Life Insurance Company
P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277
This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

•	Allstate Advisor

•	Allstate Advisor Plus

•	Allstate Advisor Preferred
The Contracts are no longer offered for new sales.
This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated April 29, 2019 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.
For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACTS
The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASE OF CONTRACTS
We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ended December 31, 2018 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2017 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2016 was $0. The offering of the Contracts is continuous.
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)
We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.
We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.
DISTRIBUTION
In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.
The general types of payments that we make are:

•	Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

•	Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

•
Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

2

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.
NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)	is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.
CALCULATION OF VARIABLE INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.
GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS

3

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.
The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.
PREMIUM TAXES
Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.
TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements included in this Prospectus and the related financial statement schedules included elsewhere in this Registration Statement of Allstate Life Insurance Company, and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement. Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

4

FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

•
consolidated financial statements of Allstate Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 and related consolidated financial statement schedules, and

•
the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2018 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

5

APPENDIX A
The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.
The Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred with No Withdrawal Charge Option, Allstate Advisor Preferred with the 3 year Withdrawal Charge Option and Allstate Advisor Preferred with the 5 year Withdrawal Charge Option Contracts were first offered on October 14, 2002.
The Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option, with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002.
The Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to
May 1, 2003
Mortality & Expense = 1.25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.71272	$8.96266	113,895
2010	$8.96266	$10.32895	102,512
2011	$10.32895	$9.89707	77,285
2012	$9.89707	$11.32864	66,859
2013	$11.32864	$14.62165	45,927
2014	$14.62165	$16.09065	40,515
2015	$16.09065	$15.92484	35,005
2016	$15.92484	$16.90948	32,838
2017	$16.90948	$20.26523	29,493
2018	$20.26523	$18.64638	24,914
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.25291	$10.08261	1,962
2010	$10.08261	$11.18423	0
2011	$11.18423	$10.97640	0
2012	$10.97640	$12.07104	3,661
2013	$12.07104	$13.46724	3,647
2014	$13.46724	$13.83227	3,634
2015	$13.83227	$13.56078	3,621
2016	$13.56078	$14.06511	0
2017	$14.06511	$15.63766	0
2018	$15.63766	$14.75506	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.53810	$9.55054	0
2010	$9.55054	$10.76189	2,620
2011	$10.76189	$10.47555	0
2012	$10.47555	$11.67382	0
2013	$11.67382	$13.30467	0
2014	$13.30467	$13.71567	0
2015	$13.71567	$13.45612	0
2016	$13.45612	$14.03249	0
2017	$14.03249	$16.08048	0
2018	$16.08048	$14.88502	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$7.01168	$9.06540	3,199
2010	$9.06540	$10.35474	0
2011	$10.35474	$9.91718	0
2012	$9.91718	$11.25792	0
2013	$11.25792	$13.47131	0
2014	$13.47131	$13.90711	0
2015	$13.90711	$13.63425	0
2016	$13.63425	$14.29501	0
2017	$14.29501	$17.00602	0
2018	$17.00602	$15.41047	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.51990	$10.75645	1,449
2010	$10.75645	$11.37072	1,421
2011	$11.37072	$11.36304	275
2012	$11.36304	$11.89982	196
2013	$11.89982	$12.33939	185
2014	$12.33939	$12.59202	174
2015	$12.59202	$12.33998	163
2016	$12.33998	$12.67017	153
2017	$12.67017	$13.53244	143
2018	$13.53244	$13.03373	132
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.89493	11,995
2016	$18.89493	$18.63535	11,789
2017	$18.63535	$24.64614	11,728
2018	$24.64614	$27.25615	4,576
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.95611	$8.65912	2,256
2010	$8.65912	$9.79157	2,262
2011	$9.79157	$9.82306	1,669
2012	$9.82306	$11.19464	1,343
2013	$11.19464	$14.55418	1,065
2014	$14.55418	$16.25078	3,192
2015	$16.25078	$16.19016	2,909
2016	$16.19016	$17.80585	2,669
2017	$17.80585	$21.30781	2,441
2018	$21.30781	$20.00667	2,189
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.69045	$9.21542	26,590
2010	$9.21542	$11.67794	23,447
2011	$11.67794	$10.26092	19,850
2012	$10.26092	$11.58553	20,221
2013	$11.58553	$15.51464	21,035
2014	$15.51464	$16.21355	17,537
2015	$16.21355	$15.71978	16,854
2016	$15.71978	$17.34143	16,431
2017	$17.34143	$20.60332	15,989
2018	$20.60332	$17.30606	11,161
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.44377	$13.02679	133,236
2010	$13.02679	$14.98079	126,933
2011	$14.98079	$15.12077	108,702
2012	$15.12077	$16.72530	85,820
2013	$16.72530	$21.36479	42,473
2014	$21.36479	$22.98091	28,741
2015	$22.98091	$22.44406	23,443
2016	$22.44406	$24.69278	18,382
2017	$24.69278	$28.19790	17,255
2018	$28.19790	$26.51804	16,375

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.30982	$12.44199	59,691
2010	$12.44199	$13.81698	64,194
2011	$13.81698	$13.94313	56,714
2012	$13.94313	$15.48058	51,405
2013	$15.48058	$17.38482	40,696
2014	$17.38482	$17.92537	35,959
2015	$17.92537	$16.42091	29,926
2016	$16.42091	$18.45480	25,970
2017	$18.45480	$19.94992	23,315
2018	$19.94992	$18.81560	20,252
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.74448	$9.90238	44,713
2010	$9.90238	$10.89096	38,025
2011	$10.89096	$10.57278	32,771
2012	$10.57278	$11.70932	20,306
2013	$11.70932	$14.84547	15,978
2014	$14.84547	$16.45493	15,355
2015	$16.45493	$17.13006	12,869
2016	$17.13006	$16.58143	12,850
2017	$16.58143	$20.93772	10,011
2018	$20.93772	$20.33254	9,714
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.57324	$10.41994	22,016
2010	$10.41994	$11.49811	25,077
2011	$11.49811	$10.99746	14,685
2012	$10.99746	$12.28659	15,130
2013	$12.28659	$15.45390	5,051
2014	$15.45390	$16.10085	3,321
2015	$16.10085	$15.28975	2,907
2016	$15.28975	$16.90509	1,016
2017	$16.90509	$18.09551	488
2018	$18.09551	$15.83357	378
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.36819	$14.12309	126,359
2010	$14.12309	$15.47813	112,456
2011	$15.47813	$15.09671	93,650
2012	$15.09671	$16.99815	78,985
2013	$16.99815	$21.48819	42,578
2014	$21.48819	$22.68714	33,107
2015	$22.68714	$21.25656	29,667
2016	$21.25656	$24.31570	24,318
2017	$24.31570	$25.96796	21,677
2018	$25.96796	$23.27256	18,270
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$14.00449	$17.82720	86,757
2010	$17.82720	$22.52956	63,660
2011	$22.52956	$21.37077	47,364
2012	$21.37077	$24.93527	37,193
2013	$24.93527	$33.48243	26,352
2014	$33.48243	$33.18869	19,373
2015	$33.18869	$30.29438	16,434
2016	$30.29438	$38.87329	13,874
2017	$38.87329	$42.39763	10,774
2018	$42.39763	$36.40475	8,329

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.79247	$16.68726	35,517
2010	$16.68726	$20.99049	26,211
2011	$20.99049	$19.68937	13,415
2012	$19.68937	$21.51084	12,115
2013	$21.51084	$29.29059	5,187
2014	$29.29059	$31.02591	4,232
2015	$31.02591	$29.76650	3,330
2016	$29.76650	$30.56245	2,272
2017	$30.56245	$36.57100	1,854
2018	$36.57100	$34.10684	1,555
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.83217	$12.02271	56,595
2010	$12.02271	$12.47567	61,303
2011	$12.47567	$12.99500	40,380
2012	$12.99500	$13.04907	38,036
2013	$13.04907	$12.57327	13,631
2014	$12.57327	$12.81156	6,260
2015	$12.81156	$12.68699	4,192
2016	$12.68699	$12.58778	3,535
2017	$12.58778	$12.57355	2,873
2018	$12.57355	$12.43377	12,548
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.54206	$33.24252	27,515
2010	$33.24252	$38.52622	23,876
2011	$38.52622	$31.95122	21,945
2012	$31.95122	$35.63478	15,795
2013	$35.63478	$34.79777	13,981
2014	$34.79777	$31.41861	10,366
2015	$31.41861	$24.89562	9,610
2016	$24.89562	$28.81804	8,698
2017	$28.81804	$39.88358	6,906
2018	$39.88358	$33.09877	5,512
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.86650	$18.72936	75,034
2010	$18.72936	$20.01171	60,040
2011	$20.01171	$17.62641	53,980
2012	$17.62641	$20.53945	45,290
2013	$20.53945	$24.89393	32,087
2014	$24.89393	$21.80416	30,769
2015	$21.80416	$20.09484	28,433
2016	$20.09484	$21.22740	26,092
2017	$21.22740	$24.41598	24,287
2018	$24.41598	$20.34747	20,823
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.79927	$20.82047	26,142
2010	$20.82047	$23.48569	23,588
2011	$23.48569	$22.94674	19,942
2012	$22.94674	$26.02281	16,021
2013	$26.02281	$26.06592	12,367
2014	$26.06592	$26.16150	6,090
2015	$26.16150	$24.67476	5,473
2016	$24.67476	$25.03506	3,241
2017	$25.03506	$25.15149	3,267
2018	$25.15149	$25.26870	2,785

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.67565	$12.53111	29,869
2010	$12.53111	$14.76728	24,866
2011	$14.76728	$13.62495	23,741
2012	$13.62495	$15.22734	12,651
2013	$15.22734	$20.98073	7,688
2014	$20.98073	$22.36778	6,326
2015	$22.36778	$23.09288	5,987
2016	$23.09288	$23.22032	5,504
2017	$23.22032	$29.07354	5,133
2018	$29.07354	$27.53898	4,853
Invesco V.I. American Value Fund - Series I
2009	$9.16641	$12.57655	39,472
2010	$12.57655	$15.15249	30,907
2011	$15.15249	$15.07244	26,320
2012	$15.07244	$17.42577	23,053
2013	$17.42577	$23.06023	19,315
2014	$23.06023	$24.94433	14,577
2015	$24.94433	$22.34113	10,888
2016	$22.34113	$25.43211	7,561
2017	$25.43211	$27.56520	7,160
2018	$27.56520	$23.73093	6,130
Invesco V.I. American Value Fund - Series II
2009	$9.11311	$12.49919	1,301
2010	$12.49919	$15.05194	1,177
2011	$15.05194	$14.95825	266
2012	$14.95825	$17.25972	283
2013	$17.25972	$22.78361	258
2014	$22.78361	$24.58384	246
2015	$24.58384	$21.96208	275
2016	$21.96208	$24.94097	264
2017	$24.94097	$26.96373	213
2018	$26.96373	$23.15506	242
Invesco V.I. Comstock Fund - Series II
2009	$8.11687	$10.27258	23,989
2010	$10.27258	$11.71392	20,091
2011	$11.71392	$11.30218	18,913
2012	$11.30218	$13.24709	17,388
2013	$13.24709	$17.71139	12,495
2014	$17.71139	$19.04498	8,615
2015	$19.04498	$17.60793	6,987
2016	$17.60793	$20.30322	6,231
2017	$20.30322	$23.52957	4,744
2018	$23.52957	$20.32187	5,172
Invesco V.I. Equity and Income Fund - Series II
2009	$10.00780	$12.08187	23,767
2010	$12.08187	$13.34066	20,301
2011	$13.34066	$12.97804	15,433
2012	$12.97804	$14.37525	8,358
2013	$14.37525	$17.69419	6,497
2014	$17.69419	$18.96832	5,721
2015	$18.96832	$18.21185	5,049
2016	$18.21185	$20.61335	4,192
2017	$20.61335	$22.50822	3,847
2018	$22.50822	$20.02523	327

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.58941	$15.39960	86,948
2010	$15.39960	$17.02845	74,968
2011	$17.02845	$16.40415	61,690
2012	$16.40415	$18.48706	46,443
2013	$18.48706	$24.37376	37,194
2014	$24.37376	$26.41671	27,901
2015	$26.41671	$25.17372	25,131
2016	$25.17372	$29.63317	21,180
2017	$29.63317	$33.30849	19,827
2018	$33.30849	$28.36565	14,358
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.66292	$11.81025	10,973
2010	$11.81025	$14.81508	9,337
2011	$14.81508	$13.23533	4,940
2012	$13.23533	$14.56094	4,435
2013	$14.56094	$19.60443	4,355
2014	$19.60443	$20.80833	2,325
2015	$20.80833	$20.72234	2,143
2016	$20.72234	$20.54166	2,079
2017	$20.54166	$24.73047	2,032
2018	$24.73047	$22.94157	1,755
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.48745	$12.55917	14,361
2010	$12.55917	$13.90268	17,108
2011	$13.90268	$14.30353	15,724
2012	$14.30353	$15.86394	14,722
2013	$15.86394	$16.91332	12,807
2014	$16.91332	$17.39436	8,614
2015	$17.39436	$16.88143	8,580
2016	$16.88143	$18.65798	4,890
2017	$18.65798	$20.08470	1,904
2018	$20.08470	$18.99913	2,216
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.61416	$11.93698	20,366
2010	$11.93698	$14.00373	22,832
2011	$14.00373	$13.18282	19,286
2012	$13.18282	$14.36737	15,885
2013	$14.36737	$19.22420	10,003
2014	$19.22420	$20.30050	3,709
2015	$20.30050	$19.31916	3,274
2016	$19.31916	$22.03978	2,384
2017	$22.03978	$24.45586	392
2018	$24.45586	$22.13679	338
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.19016	$9.59769	41,619
2010	$9.59769	$11.10673	37,051
2011	$11.10673	$10.28146	25,588
2012	$10.28146	$11.35792	16,760
2013	$11.35792	$15.21303	8,637
2014	$15.21303	$16.14138	6,691
2015	$16.14138	$15.45344	4,774
2016	$15.45344	$17.83820	4,453
2017	$17.83820	$19.93543	3,236
2018	$19.93543	$18.04732	2,480

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.89437	$12.75913	14,422
2010	$12.75913	$15.45838	14,447
2011	$15.45838	$13.70528	17,525
2012	$13.70528	$15.41225	13,867
2013	$15.41225	$20.82275	10,698
2014	$20.82275	$21.76851	5,588
2015	$21.76851	$22.03922	4,448
2016	$22.03922	$21.99063	1,856
2017	$21.99063	$26.64154	1,561
2018	$26.64154	$25.49818	677
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.78172	$9.71092	37,606
2010	$9.71092	$12.00523	29,593
2011	$12.00523	$11.35795	26,057
2012	$11.35795	$12.82220	17,451
2013	$12.82220	$16.46930	14,429
2014	$16.46930	$18.10336	11,665
2015	$18.10336	$17.16693	10,497
2016	$17.16693	$19.69441	7,951
2017	$19.69441	$20.73824	6,658
2018	$20.73824	$17.36512	6,185
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$16.03329	$20.56109	3,366
2010	$20.56109	$22.23922	2,948
2011	$22.23922	$23.42883	3,885
2012	$23.42883	$27.21838	5,208
2013	$27.21838	$24.47738	3,729
2014	$24.47738	$24.82220	2,557
2015	$24.82220	$24.17722	2,291
2016	$24.17722	$26.35141	1,037
2017	$26.35141	$28.46347	509
2018	$28.46347	$26.07630	426
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$11.13197	$14.21533	17,103
2010	$14.21533	$15.97879	18,648
2011	$15.97879	$17.17443	17,676
2012	$17.17443	$19.56551	16,299
2013	$19.56551	$23.07528	12,952
2014	$23.07528	$23.76881	8,370
2015	$23.76881	$24.87947	5,129
2016	$24.87947	$25.85122	1,920
2017	$25.85122	$32.04236	290
2018	$32.04236	$31.02107	248
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.58620	$12.37856	14,401
2010	$12.37856	$14.98970	12,332
2011	$14.98970	$14.36082	11,844
2012	$14.36082	$16.18839	11,140
2013	$16.18839	$23.62566	10,529
2014	$23.62566	$24.76659	7,308
2015	$24.76659	$27.39760	6,432
2016	$27.39760	$26.56235	4,536
2017	$26.56235	$37.47870	3,991
2018	$37.47870	$39.72224	2,144

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.49323	$12.19655	0
2010	$12.19655	$14.73914	0
2011	$14.73914	$14.08560	0
2012	$14.08560	$15.83320	0
2013	$15.83320	$23.05273	0
2014	$23.05273	$24.10421	0
2015	$24.10421	$26.60041	0
2016	$26.60041	$25.71444	0
2017	$25.71444	$36.19960	0
2018	$36.19960	$38.28034	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.23447	$9.66973	8,859
2010	$9.66973	$12.60614	6,780
2011	$12.60614	$11.53346	7,083
2012	$11.53346	$12.33196	7,157
2013	$12.33196	$16.71042	8,136
2014	$16.71042	$16.77298	6,617
2015	$16.77298	$15.54120	3,947
2016	$15.54120	$13.96353	3,161
2017	$13.96353	$19.07598	2,252
2018	$19.07598	$20.77956	891
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$15.19070	$19.23783	38,108
2010	$19.23783	$24.55977	29,659
2011	$24.55977	$25.57742	25,001
2012	$25.57742	$29.14620	21,853
2013	$29.14620	$29.22978	12,022
2014	$29.22978	$37.28663	8,087
2015	$37.28663	$37.45617	6,329
2016	$37.45617	$39.33564	4,704
2017	$39.33564	$39.88439	3,874
2018	$39.88439	$36.17574	3,331
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.52727	$12.11524	46,135
2010	$12.11524	$13.03270	45,077
2011	$13.03270	$12.66890	39,218
2012	$12.66890	$14.20999	30,837
2013	$14.20999	$18.12703	28,275
2014	$18.12703	$20.56873	19,565
2015	$20.56873	$20.93501	18,249
2016	$20.93501	$20.13310	17,902
2017	$20.13310	$25.10430	15,393
2018	$25.10430	$23.26826	12,091
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$9.00601	$10.79354	60,604
2010	$10.79354	$11.98686	52,068
2011	$11.98686	$11.85993	43,559
2012	$11.85993	$13.10367	40,479
2013	$13.10367	$14.57249	26,881
2014	$14.57249	$15.51400	14,783
2015	$15.51400	$15.37730	8,153
2016	$15.37730	$15.90853	7,707
2017	$15.90853	$17.08367	7,698
2018	$17.08367	$15.90551	6,887

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.56145	$11.16039	26,667
2010	$11.16039	$13.98757	21,427
2011	$13.98757	$13.90182	17,768
2012	$13.90182	$15.91596	17,207
2013	$15.91596	$21.27532	15,586
2014	$21.27532	$22.12737	9,929
2015	$22.12737	$23.19307	9,269
2016	$23.19307	$23.33530	8,606
2017	$23.33530	$29.54568	8,188
2018	$29.54568	$27.28321	5,803
Oppenheimer Global Fund/VA - Service Shares
2009	$13.39347	$18.39564	40,162
2010	$18.39564	$20.97806	34,744
2011	$20.97806	$18.91342	28,432
2012	$18.91342	$22.54580	18,424
2013	$22.54580	$28.21902	12,314
2014	$28.21902	$28.38450	10,569
2015	$28.38450	$29.00312	9,116
2016	$29.00312	$28.54171	8,979
2017	$28.54171	$38.35063	7,927
2018	$38.35063	$32.73446	7,376
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.65638	$14.77043	187,450
2010	$14.77043	$16.70835	159,529
2011	$16.70835	$16.57526	131,721
2012	$16.57526	$18.48410	113,406
2013	$18.48410	$18.15109	91,021
2014	$18.15109	$18.33543	71,474
2015	$18.33543	$17.62109	63,004
2016	$17.62109	$18.45614	53,092
2017	$18.45614	$19.28979	53,818
2018	$19.28979	$18.14829	50,031
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.99123	$12.60404	170,176
2010	$12.60404	$14.38864	143,568
2011	$14.38864	$14.13727	121,167
2012	$14.13727	$16.24746	95,231
2013	$16.24746	$21.04804	71,823
2014	$21.04804	$22.90255	64,858
2015	$22.90255	$23.27406	53,114
2016	$23.27406	$25.53167	45,391
2017	$25.53167	$29.35237	42,151
2018	$29.35237	$26.58604	35,890
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.55392	$16.93668	56,266
2010	$16.93668	$20.54174	47,441
2011	$20.54174	$19.76406	36,172
2012	$19.76406	$22.92076	31,132
2013	$22.92076	$31.76801	21,924
2014	$31.76801	$34.95968	17,138
2015	$34.95968	$32.35655	15,451
2016	$32.35655	$37.52789	14,614
2017	$37.52789	$42.13563	13,203
2018	$42.13563	$37.15068	11,289

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.49903	$6.98508	21,994
2010	$6.98508	$7.66114	19,849
2011	$7.66114	$8.14981	21,432
2012	$8.14981	$8.84933	20,043
2013	$8.84933	$8.68875	9,844
2014	$8.68875	$9.15670	9,136
2015	$9.15670	$9.08837	7,402
2016	$9.08837	$9.23122	7,100
2017	$9.23122	$9.49728	6,977
2018	$9.49728	$9.23750	6,350
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.92383	33,718
2010	$12.92383	$14.34362	27,197
2011	$14.34362	$14.40915	24,278
2012	$14.40915	$16.94268	18,652
2013	$16.94268	$22.11182	15,033
2014	$22.11182	$24.55257	18,303
2015	$24.55257	$23.46269	17,841
2016	$23.46269	$26.28103	17,620
2017	$26.28103	$30.76747	46,811
2018	$30.76747	$27.74914	35,881
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.50712	$10.53329	139,679
2010	$10.53329	$11.50557	131,136
2011	$11.50557	$11.65430	111,416
2012	$11.65430	$12.92584	102,171
2013	$12.92584	$15.04499	77,612
2014	$15.04499	$16.41169	67,534
2015	$16.41169	$15.99250	84,507
2016	$15.99250	$17.02551	70,990
2017	$17.02551	$19.31318	77,015
2018	$19.31318	$18.43630	74,693
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.49974	$13.99189	26,946
2010	$13.99189	$15.81624	21,534
2011	$15.81624	$15.52375	18,877
2012	$15.52375	$17.47201	14,229
2013	$17.47201	$20.57726	10,830
2014	$20.57726	$22.19202	12,003
2015	$22.19202	$21.91029	11,173
2016	$21.91029	$23.04537	9,768
2017	$23.04537	$26.19900	9,547
2018	$26.19900	$23.94640	8,982
Putnam VT Global Health Care Fund - Class IB
2009	$10.84788	$13.47180	35,702
2010	$13.47180	$13.60547	26,836
2011	$13.60547	$13.25204	22,351
2012	$13.25204	$15.96916	19,775
2013	$15.96916	$22.29696	16,976
2014	$22.29696	$28.05075	13,194
2015	$28.05075	$29.79958	11,586
2016	$29.79958	$26.03736	9,155
2017	$26.03736	$29.59053	8,232
2018	$29.59053	$28.99005	7,923

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$18.36114	$19.42812	4,724
2010	$19.42812	$19.49947	3,429
2011	$19.49947	$18.18015	3,348
2012	$18.18015	$18.82065	3,193
2013	$18.82065	$21.11252	3,176
2014	$21.11252	$23.84243	2,792
2015	$23.84243	$21.16901	2,500
2016	$21.16901	$21.27745	1,509
2017	$21.27745	$25.62197	1,389
2018	$25.62197	$25.13334	448
Putnam VT Government Money Market Fund - Class IB
2009	$10.65744	$10.52581	127,806
2010	$10.52581	$10.37812	73,045
2011	$10.37812	$10.23024	51,324
2012	$10.23024	$10.08354	65,779
2013	$10.08354	$9.93933	94,612
2014	$9.93933	$9.79718	83,189
2015	$9.79718	$9.65707	45,608
2016	$9.65707	$9.51940	37,532
2017	$9.51940	$9.40589	38,370
2018	$9.40589	$9.37945	78,940
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05637	89,169
2017	$10.05637	$12.97553	73,291
2018	$12.97553	$13.09253	60,482
Putnam VT High Yield Fund - Class IB
2009	$11.93254	$17.66282	27,029
2010	$17.66282	$19.85304	24,684
2011	$19.85304	$19.91117	20,024
2012	$19.91117	$22.76537	17,642
2013	$22.76537	$24.20004	17,045
2014	$24.20004	$24.22328	16,289
2015	$24.22328	$22.59664	13,744
2016	$22.59664	$25.73509	8,500
2017	$25.73509	$27.13682	7,915
2018	$27.13682	$25.65738	6,944
Putnam VT Income Fund - Class IB
2009	$8.72409	$12.61020	230,070
2010	$12.61020	$13.65536	178,218
2011	$13.65536	$14.13229	136,402
2012	$14.13229	$15.42467	120,624
2013	$15.42467	$15.48707	89,801
2014	$15.48707	$16.24956	67,681
2015	$16.24956	$15.78194	59,751
2016	$15.78194	$15.86628	51,247
2017	$15.86628	$16.51389	51,362
2018	$16.51389	$16.30814	47,682

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.64156	$15.52875	110,612
2010	$15.52875	$16.83979	87,998
2011	$16.83979	$13.78695	64,509
2012	$13.78695	$16.56595	55,605
2013	$16.56595	$20.91076	46,417
2014	$20.91076	$19.21276	37,669
2015	$19.21276	$18.96262	35,105
2016	$18.96262	$18.23176	30,916
2017	$18.23176	$22.74721	24,504
2018	$22.74721	$18.13361	21,822
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.71451	$12.52590	29,038
2010	$12.52590	$14.06406	26,873
2011	$14.06406	$13.86790	23,441
2012	$13.86790	$15.96801	18,287
2013	$15.96801	$21.26609	17,735
2014	$21.26609	$23.87605	16,661
2015	$23.87605	$23.01987	11,943
2016	$23.01987	$25.42375	8,208
2017	$25.42375	$30.78746	3,567
2018	$30.78746	$28.02652	3,173
Putnam VT Research Fund - Class IB
2009	$9.50423	$12.47608	36,161
2010	$12.47608	$14.31029	27,439
2011	$14.31029	$13.85819	23,974
2012	$13.85819	$16.10554	23,528
2013	$16.10554	$21.16952	18,496
2014	$21.16952	$23.96526	16,347
2015	$23.96526	$23.25519	12,440
2016	$23.25519	$25.23175	12,258
2017	$25.23175	$30.67641	7,040
2018	$30.67641	$28.80916	6,991
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.75571	$14.00760	34,824
2010	$14.00760	$16.50613	81,872
2011	$16.50613	$15.44197	56,792
2012	$15.44197	$17.76980	50,847
2013	$17.76980	$23.89612	40,078
2014	$23.89612	$26.72910	35,365
2015	$26.72910	$26.26787	28,595
2016	$26.26787	$27.90728	20,353
2017	$27.90728	$35.54598	17,213
2018	$35.54598	$34.49785	15,902
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option added on or after May 1, 2003
Mortality & Expense = 1.30

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.70360	$8.94594	713,393
2010	$8.94594	$10.30445	613,741
2011	$10.30445	$9.86860	509,190
2012	$9.86860	$11.29031	332,859
2013	$11.29031	$14.56480	237,385
2014	$14.56480	$16.01997	175,124
2015	$16.01997	$15.84682	140,338
2016	$15.84682	$16.81814	126,105
2017	$16.81814	$20.14567	113,275
2018	$20.14567	$18.52703	87,498
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.24170	$10.06379	130,881
2010	$10.06379	$11.15770	127,932
2011	$11.15770	$10.94483	97,121
2012	$10.94483	$12.03019	57,026
2013	$12.03019	$13.41486	51,882
2014	$13.41486	$13.77148	48,108
2015	$13.77148	$13.49434	39,581
2016	$13.49434	$13.98912	37,524
2017	$13.98912	$15.54541	15,249
2018	$15.54541	$14.66063	14,861
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.52786	$9.53275	63,384
2010	$9.53275	$10.73639	74,263
2011	$10.73639	$10.44544	58,337
2012	$10.44544	$11.63435	58,062
2013	$11.63435	$13.25296	31,390
2014	$13.25296	$13.65543	29,668
2015	$13.65543	$13.39022	26,977
2016	$13.39022	$13.95671	33,801
2017	$13.95671	$15.98563	38,220
2018	$15.98563	$14.78978	30,312
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$7.00214	$9.04847	26,249
2010	$9.04847	$10.33016	21,996
2011	$10.33016	$9.88864	19,922
2012	$9.88864	$11.21980	19,308
2013	$11.21980	$13.41889	25,054
2014	$13.41889	$13.84597	24,914
2015	$13.84597	$13.56742	24,301
2016	$13.56742	$14.21774	24,155
2017	$14.21774	$16.90563	23,359
2018	$16.90563	$15.31178	470

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.50698	$10.73640	22,822
2010	$10.73640	$11.34376	16,421
2011	$11.34376	$11.33036	33,395
2012	$11.33036	$11.85957	16,051
2013	$11.85957	$12.29140	15,273
2014	$12.29140	$12.53668	14,230
2015	$12.53668	$12.27951	13,033
2016	$12.27951	$12.60171	6,769
2017	$12.60171	$13.45256	6,577
2018	$13.45256	$12.95028	5,059
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.80233	5,628
2016	$18.80233	$18.53466	5,297
2017	$18.53466	$24.50071	5,690
2018	$24.50071	$27.08167	5,869
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.94665	$8.64295	61,139
2010	$8.64295	$9.76833	42,334
2011	$9.76833	$9.79478	43,654
2012	$9.79478	$11.15673	52,032
2013	$11.15673	$14.49754	30,787
2014	$14.49754	$16.17932	30,766
2015	$16.17932	$16.11079	29,918
2016	$16.11079	$17.70960	32,645
2017	$17.70960	$21.18202	29,852
2018	$21.18202	$19.87853	29,413
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.68135	$9.19823	115,250
2010	$9.19823	$11.65024	99,137
2011	$11.65024	$10.23140	75,145
2012	$10.23140	$11.54631	68,174
2013	$11.54631	$15.45428	52,869
2014	$15.45428	$16.14227	40,576
2015	$16.14227	$15.64275	36,505
2016	$15.64275	$17.24773	32,879
2017	$17.24773	$20.48174	29,437
2018	$20.48174	$17.19526	28,426
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.41375	$12.98274	519,164
2010	$12.98274	$14.92256	445,807
2011	$14.92256	$15.05437	341,141
2012	$15.05437	$16.64339	276,677
2013	$16.64339	$21.24937	211,272
2014	$21.24937	$22.84517	168,155
2015	$22.84517	$22.30017	148,371
2016	$22.30017	$24.52207	130,542
2017	$24.52207	$27.98894	112,471
2018	$27.98894	$26.30828	97,464

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.28780	$12.40625	881,282
2010	$12.40625	$13.77031	767,450
2011	$13.77031	$13.88902	640,839
2012	$13.88902	$15.41266	547,177
2013	$15.41266	$17.29977	462,577
2014	$17.29977	$17.82864	369,878
2015	$17.82864	$16.32402	307,590
2016	$16.32402	$18.33664	267,423
2017	$18.33664	$19.81227	247,749
2018	$19.81227	$18.67637	209,445
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.72781	$9.87604	544,937
2010	$9.87604	$10.85649	497,416
2011	$10.85649	$10.53398	416,861
2012	$10.53398	$11.66042	320,967
2013	$11.66042	$14.77598	224,663
2014	$14.77598	$16.36961	162,949
2015	$16.36961	$17.03259	131,085
2016	$17.03259	$16.47874	121,649
2017	$16.47874	$20.79762	92,383
2018	$20.79762	$20.18632	74,911
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.56160	$10.40051	143,722
2010	$10.40051	$11.47085	147,598
2011	$11.47085	$10.96583	111,639
2012	$10.96583	$12.24500	106,417
2013	$12.24500	$15.39379	70,285
2014	$15.39379	$16.03009	58,773
2015	$16.03009	$15.21482	49,640
2016	$15.21482	$16.81374	44,902
2017	$16.81374	$17.98872	42,220
2018	$17.98872	$15.73219	33,034
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.33554	$14.07539	614,608
2010	$14.07539	$15.41804	542,233
2011	$15.41804	$15.03050	414,692
2012	$15.03050	$16.91499	332,912
2013	$16.91499	$21.37225	250,894
2014	$21.37225	$22.55328	193,251
2015	$22.55328	$21.12043	168,753
2016	$21.12043	$24.14776	141,528
2017	$24.14776	$25.77569	114,671
2018	$25.77569	$23.08862	96,949
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.96423	$17.76693	236,672
2010	$17.76693	$22.44201	211,631
2011	$22.44201	$21.27694	165,473
2012	$21.27694	$24.81318	136,963
2013	$24.81318	$33.30160	104,649
2014	$33.30160	$32.99269	87,200
2015	$32.99269	$30.10019	74,470
2016	$30.10019	$38.60457	61,698
2017	$38.60457	$42.08345	51,560
2018	$42.08345	$36.11678	45,532

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.75858	$16.63087	2,819
2010	$16.63087	$20.90896	2,659
2011	$20.90896	$19.60296	2,553
2012	$19.60296	$21.40555	2,507
2013	$21.40555	$29.13244	2,303
2014	$29.13244	$30.84274	2,262
2015	$30.84274	$29.57575	1,906
2016	$29.57575	$30.35123	1,798
2017	$30.35123	$36.30008	1,631
2018	$36.30008	$33.83713	1,442
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.80417	$11.98818	169,823
2010	$11.98818	$12.43353	186,125
2011	$12.43353	$12.94454	189,418
2012	$12.94454	$12.99179	143,565
2013	$12.99179	$12.51173	91,231
2014	$12.51173	$12.74239	69,215
2015	$12.74239	$12.61210	57,893
2016	$12.61210	$12.50716	61,033
2017	$12.50716	$12.48675	56,040
2018	$12.48675	$12.34173	49,748
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.48590	$33.13021	105,344
2010	$33.13021	$38.37662	97,568
2011	$38.37662	$31.81102	82,821
2012	$31.81102	$35.46038	69,687
2013	$35.46038	$34.60988	61,388
2014	$34.60988	$31.23310	47,031
2015	$31.23310	$24.73604	37,494
2016	$24.73604	$28.61886	32,077
2017	$28.61886	$39.58810	26,305
2018	$39.58810	$32.83700	22,529
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.82666	$18.66610	424,346
2010	$18.66610	$19.93400	358,865
2011	$19.93400	$17.54907	314,662
2012	$17.54907	$20.43895	249,438
2013	$20.43895	$24.75957	190,120
2014	$24.75957	$21.67546	161,022
2015	$21.67546	$19.96609	141,842
2016	$19.96609	$21.08072	126,292
2017	$21.08072	$24.23513	105,424
2018	$24.23513	$20.18657	90,285
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.74818	$20.75017	1,052
2010	$20.75017	$23.39454	988
2011	$23.39454	$22.84612	930
2012	$22.84612	$25.89553	1,117
2013	$25.89553	$25.92529	643
2014	$25.92529	$26.00715	0
2015	$26.00715	$24.51673	0
2016	$24.51673	$24.86215	0
2017	$24.86215	$24.96526	0
2018	$24.96526	$25.06897	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.65358	$12.48875	133,478
2010	$12.48875	$14.70990	109,595
2011	$14.70990	$13.56513	79,206
2012	$13.56513	$15.15276	58,729
2013	$15.15276	$20.86739	33,930
2014	$20.86739	$22.23565	25,900
2015	$22.23565	$22.94483	22,009
2016	$22.94483	$23.05979	18,656
2017	$23.05979	$28.85811	14,537
2018	$28.85811	$27.32114	12,915
Invesco V.I. American Value Fund - Series I
2009	$9.14470	$12.54040	100,576
2010	$12.54040	$15.10129	88,039
2011	$15.10129	$15.01389	70,589
2012	$15.01389	$17.34924	56,626
2013	$17.34924	$22.94732	43,432
2014	$22.94732	$24.80960	41,742
2015	$24.80960	$22.20919	38,471
2016	$22.20919	$25.26912	34,421
2017	$25.26912	$27.37482	30,634
2018	$27.37482	$23.55515	26,516
Invesco V.I. American Value Fund - Series II
2009	$9.09152	$12.46326	136,993
2010	$12.46326	$15.00105	127,444
2011	$15.00105	$14.90013	103,271
2012	$14.90013	$17.18392	75,941
2013	$17.18392	$22.67206	56,112
2014	$22.67206	$24.45106	37,005
2015	$24.45106	$21.83236	29,835
2016	$21.83236	$24.78111	26,543
2017	$24.78111	$26.77749	23,005
2018	$26.77749	$22.98355	19,233
Invesco V.I. Comstock Fund - Series II
2009	$8.09767	$10.24308	334,818
2010	$10.24308	$11.67436	313,478
2011	$11.67436	$11.25832	259,122
2012	$11.25832	$13.18899	206,763
2013	$13.18899	$17.62477	142,726
2014	$17.62477	$18.94222	97,827
2015	$18.94222	$17.50404	83,628
2016	$17.50404	$20.17322	70,798
2017	$20.17322	$23.36719	59,027
2018	$23.36719	$20.17145	56,727
Invesco V.I. Equity and Income Fund - Series II
2009	$9.98412	$12.04719	380,880
2010	$12.04719	$13.29562	338,101
2011	$13.29562	$12.92768	264,194
2012	$12.92768	$14.31218	153,408
2013	$14.31218	$17.60763	93,266
2014	$17.60763	$18.86597	68,349
2015	$18.86597	$18.10439	55,970
2016	$18.10439	$20.48137	51,350
2017	$20.48137	$22.35291	35,685
2018	$22.35291	$19.87703	26,787

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.55324	$15.34758	500,307
2010	$15.34758	$16.96233	441,782
2011	$16.96233	$16.33218	337,099
2012	$16.33218	$18.39661	251,725
2013	$18.39661	$24.24221	174,024
2014	$24.24221	$26.26081	136,681
2015	$26.26081	$25.01246	118,556
2016	$25.01246	$29.42844	104,238
2017	$29.42844	$33.06182	82,328
2018	$33.06182	$28.14139	77,852
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.64478	$11.77633	59,691
2010	$11.77633	$14.76504	43,191
2011	$14.76504	$13.18394	33,747
2012	$13.18394	$14.49703	20,970
2013	$14.49703	$19.50850	18,258
2014	$19.50850	$20.69601	15,967
2015	$20.69601	$20.60002	13,835
2016	$20.60002	$20.41006	12,757
2017	$20.41006	$24.55975	11,136
2018	$24.55975	$22.77171	9,511
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.46701	$12.52576	198,729
2010	$12.52576	$13.85867	199,161
2011	$13.85867	$14.25104	180,286
2012	$14.25104	$15.79768	145,882
2013	$15.79768	$16.83415	121,748
2014	$16.83415	$17.30416	100,209
2015	$17.30416	$16.78535	85,247
2016	$16.78535	$18.54242	77,231
2017	$18.54242	$19.95033	62,700
2018	$19.95033	$18.86251	54,693
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.59345	$11.90523	60,639
2010	$11.90523	$13.95941	59,740
2011	$13.95941	$13.13445	53,357
2012	$13.13445	$14.30737	49,549
2013	$14.30737	$19.13420	24,637
2014	$19.13420	$20.19520	21,040
2015	$20.19520	$19.20921	18,110
2016	$19.20921	$21.90326	15,910
2017	$21.90326	$24.29220	13,796
2018	$24.29220	$21.97757	8,340
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.17251	$9.57216	259,838
2010	$9.57216	$11.07155	223,793
2011	$11.07155	$10.24371	198,061
2012	$10.24371	$11.31047	143,359
2013	$11.31047	$15.14179	103,734
2014	$15.14179	$16.05764	72,281
2015	$16.05764	$15.36549	60,517
2016	$15.36549	$17.72772	52,862
2017	$17.72772	$19.80203	40,620
2018	$19.80203	$17.91752	35,360

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.87520	$12.72517	85,599
2010	$12.72517	$15.40943	70,590
2011	$15.40943	$13.65496	58,948
2012	$13.65496	$15.34786	48,600
2013	$15.34786	$20.72525	37,811
2014	$20.72525	$21.65559	28,947
2015	$21.65559	$21.91377	27,332
2016	$21.91377	$21.85441	24,197
2017	$21.85441	$26.46325	19,350
2018	$26.46325	$25.31479	16,080
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.76496	$9.68509	317,393
2010	$9.68509	$11.96723	286,444
2011	$11.96723	$11.31628	257,360
2012	$11.31628	$12.76867	174,815
2013	$12.76867	$16.39222	124,335
2014	$16.39222	$18.00951	92,617
2015	$18.00951	$17.06927	75,541
2016	$17.06927	$19.57246	67,214
2017	$19.57246	$20.59951	56,183
2018	$20.59951	$17.24026	50,909
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.98722	$20.49161	98,289
2010	$20.49161	$22.15284	89,680
2011	$22.15284	$23.32603	67,237
2012	$23.32603	$27.08519	58,851
2013	$27.08519	$24.34524	53,075
2014	$24.34524	$24.67568	47,675
2015	$24.67568	$24.02230	39,499
2016	$24.02230	$26.16931	33,911
2017	$26.16931	$28.25262	28,831
2018	$28.25262	$25.87009	26,547
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$11.10377	$14.17213	170,410
2010	$14.17213	$15.92216	168,683
2011	$15.92216	$17.10489	145,432
2012	$17.10489	$19.47640	112,100
2013	$19.47640	$22.95853	75,711
2014	$22.95853	$23.63655	53,829
2015	$23.63655	$24.72849	46,087
2016	$24.72849	$25.68137	43,587
2017	$25.68137	$31.81589	36,921
2018	$31.81589	$30.78630	34,882
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.56822	$12.34296	138,495
2010	$12.34296	$14.93900	113,815
2011	$14.93900	$14.30502	72,724
2012	$14.30502	$16.11728	58,915
2013	$16.11728	$23.50995	48,104
2014	$23.50995	$24.63279	43,866
2015	$24.63279	$27.23576	40,754
2016	$27.23576	$26.39208	34,805
2017	$26.39208	$37.21982	19,964
2018	$37.21982	$39.42798	19,231

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.47549	$12.16150	36,664
2010	$12.16150	$14.68935	28,568
2011	$14.68935	$14.03091	21,875
2012	$14.03091	$15.76371	18,043
2013	$15.76371	$22.93992	11,192
2014	$22.93992	$23.97409	9,366
2015	$23.97409	$26.44340	6,388
2016	$26.44340	$25.54972	4,410
2017	$25.54972	$35.94972	3,292
2018	$35.94972	$37.99693	2,987
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.22600	$9.65168	109,069
2010	$9.65168	$12.57624	99,929
2011	$12.57624	$11.50027	87,377
2012	$11.50027	$12.29021	75,317
2013	$12.29021	$16.64542	45,225
2014	$16.64542	$16.69925	34,367
2015	$16.69925	$15.46503	26,274
2016	$15.46503	$13.88806	22,519
2017	$13.88806	$18.96338	16,079
2018	$18.96338	$20.64649	12,038
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$15.14704	$19.17280	232,409
2010	$19.17280	$24.46435	199,593
2011	$24.46435	$25.46515	166,396
2012	$25.46515	$29.00352	133,940
2013	$29.00352	$29.07193	110,867
2014	$29.07193	$37.06647	81,700
2015	$37.06647	$37.21613	67,926
2016	$37.21613	$39.06380	59,825
2017	$39.06380	$39.58892	51,340
2018	$39.58892	$35.88966	46,393
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.50278	$12.07433	541,106
2010	$12.07433	$12.98210	477,161
2011	$12.98210	$12.61334	395,021
2012	$12.61334	$14.14047	321,514
2013	$14.14047	$18.02920	238,902
2014	$18.02920	$20.44734	187,594
2015	$20.44734	$20.80091	155,721
2016	$20.80091	$19.99401	133,515
2017	$19.99401	$24.91840	105,334
2018	$24.91840	$23.08431	92,587
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.98013	$10.75705	243,395
2010	$10.75705	$11.94028	196,054
2011	$11.94028	$11.80786	153,736
2012	$11.80786	$13.03950	116,960
2013	$13.03950	$14.49378	98,257
2014	$14.49378	$15.42238	85,244
2015	$15.42238	$15.27874	72,409
2016	$15.27874	$15.79856	76,154
2017	$15.79856	$16.95709	64,518
2018	$16.95709	$15.77970	54,562

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.53685	$11.12267	121,531
2010	$11.12267	$13.93323	91,654
2011	$13.93323	$13.84080	70,378
2012	$13.84080	$15.83804	55,753
2013	$15.83804	$21.16044	43,870
2014	$21.16044	$21.99672	36,532
2015	$21.99672	$23.04443	34,446
2016	$23.04443	$23.17402	33,266
2017	$23.17402	$29.32679	29,929
2018	$29.32679	$27.06743	23,754
Oppenheimer Global Fund/VA - Service Shares
2009	$13.35500	$18.33350	237,862
2010	$18.33350	$20.89660	196,440
2011	$20.89660	$18.83042	146,487
2012	$18.83042	$22.43546	92,614
2013	$22.43546	$28.06667	67,950
2014	$28.06667	$28.21693	56,577
2015	$28.21693	$28.81727	48,994
2016	$28.81727	$28.34447	43,294
2017	$28.34447	$38.06655	30,534
2018	$38.06655	$32.47561	27,506
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.62003	$14.72054	798,780
2010	$14.72054	$16.64347	725,328
2011	$16.64347	$16.50254	574,984
2012	$16.50254	$18.39366	536,215
2013	$18.39366	$18.05310	458,103
2014	$18.05310	$18.22720	397,858
2015	$18.22720	$17.50820	338,764
2016	$17.50820	$18.32862	307,430
2017	$18.32862	$19.14691	251,299
2018	$19.14691	$18.00480	212,395
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.96252	$12.56145	606,831
2010	$12.56145	$14.33274	532,423
2011	$14.33274	$14.07522	424,252
2012	$14.07522	$16.16791	338,232
2013	$16.16791	$20.93438	255,990
2014	$20.93438	$22.76732	197,033
2015	$22.76732	$23.12490	155,301
2016	$23.12490	$25.35520	132,060
2017	$25.35520	$29.13489	110,347
2018	$29.13489	$26.37577	99,932
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.51785	$16.87946	236,149
2010	$16.87946	$20.46196	205,222
2011	$20.46196	$19.67734	164,274
2012	$19.67734	$22.80859	130,740
2013	$22.80859	$31.59653	90,705
2014	$31.59653	$34.75334	71,107
2015	$34.75334	$32.14925	61,646
2016	$32.14925	$37.26861	55,727
2017	$37.26861	$41.82357	48,470
2018	$41.82357	$36.85696	43,223

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.48503	$6.96649	375,249
2010	$6.96649	$7.63689	351,914
2011	$7.63689	$8.11989	305,572
2012	$8.11989	$8.81239	243,383
2013	$8.81239	$8.64809	190,805
2014	$8.64809	$9.10923	159,368
2015	$9.10923	$9.03665	115,052
2016	$9.03665	$9.17405	113,762
2017	$9.17405	$9.43375	96,681
2018	$9.43375	$9.17110	70,110
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.88015	331,974
2010	$12.88015	$14.28790	297,280
2011	$14.28790	$14.34590	236,544
2012	$14.34590	$16.85972	177,539
2013	$16.85972	$21.99240	142,997
2014	$21.99240	$24.40760	117,125
2015	$24.40760	$23.31231	103,973
2016	$23.31231	$26.09938	85,831
2017	$26.09938	$30.53953	138,445
2018	$30.53953	$27.52967	111,999
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.48266	$10.49768	415,035
2010	$10.49768	$11.46086	374,701
2011	$11.46086	$11.60313	288,646
2012	$11.60313	$12.86255	252,874
2013	$12.86255	$14.96373	185,210
2014	$14.96373	$16.31477	164,474
2015	$16.31477	$15.88999	131,666
2016	$15.88999	$16.90782	122,049
2017	$16.90782	$19.17006	103,432
2018	$19.17006	$18.29046	86,102
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.46955	$13.94459	174,766
2010	$13.94459	$15.75478	143,020
2011	$15.75478	$15.45560	110,629
2012	$15.45560	$17.38646	79,345
2013	$17.38646	$20.46614	73,001
2014	$20.46614	$22.06099	65,311
2015	$22.06099	$21.76987	60,282
2016	$21.76987	$22.88610	49,332
2017	$22.88610	$26.00490	42,000
2018	$26.00490	$23.75702	37,646
Putnam VT Global Health Care Fund - Class IB
2009	$10.81669	$13.42626	48,418
2010	$13.42626	$13.55262	45,210
2011	$13.55262	$13.19387	29,959
2012	$13.19387	$15.89098	20,790
2013	$15.89098	$22.17655	14,827
2014	$22.17655	$27.88512	10,825
2015	$27.88512	$29.60860	7,727
2016	$29.60860	$25.85740	6,746
2017	$25.85740	$29.37130	5,182
2018	$29.37130	$28.76077	4,725

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$18.30844	$19.36252	25,234
2010	$19.36252	$19.42377	15,720
2011	$19.42377	$18.10041	10,049
2012	$18.10041	$18.72857	8,330
2013	$18.72857	$20.99859	7,767
2014	$20.99859	$23.70174	7,081
2015	$23.70174	$21.03342	6,308
2016	$21.03342	$21.13047	6,191
2017	$21.13047	$25.43225	5,407
2018	$25.43225	$24.93467	5,134
Putnam VT Government Money Market Fund - Class IB
2009	$10.62678	$10.49020	1,195,208
2010	$10.49020	$10.33777	1,040,629
2011	$10.33777	$10.18530	835,998
2012	$10.18530	$10.03413	896,450
2013	$10.03413	$9.88561	568,474
2014	$9.88561	$9.73929	500,731
2015	$9.73929	$9.59513	413,181
2016	$9.59513	$9.45356	379,612
2017	$9.45356	$9.33616	346,303
2018	$9.33616	$9.30523	304,146
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05578	211,389
2017	$10.05578	$12.96829	179,236
2018	$12.96829	$13.07862	151,261
Putnam VT High Yield Fund - Class IB
2009	$11.89825	$17.60314	215,071
2010	$17.60314	$19.77594	205,104
2011	$19.77594	$19.82380	155,623
2012	$19.82380	$22.65396	136,143
2013	$22.65396	$24.06939	106,538
2014	$24.06939	$24.08028	98,127
2015	$24.08028	$22.45184	79,950
2016	$22.45184	$25.55726	65,020
2017	$25.55726	$26.93579	55,664
2018	$26.93579	$25.45449	49,278
Putnam VT Income Fund - Class IB
2009	$8.69901	$12.56759	681,775
2010	$12.56759	$13.60233	640,492
2011	$13.60233	$14.07028	457,054
2012	$14.07028	$15.34919	394,013
2013	$15.34919	$15.40346	336,574
2014	$15.40346	$16.15362	309,244
2015	$16.15362	$15.68080	258,995
2016	$15.68080	$15.75662	227,443
2017	$15.75662	$16.39154	195,029
2018	$16.39154	$16.17918	170,230

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.60524	$15.47627	335,440
2010	$15.47627	$16.77439	296,207
2011	$16.77439	$13.72644	241,949
2012	$13.72644	$16.48486	163,819
2013	$16.48486	$20.79786	118,925
2014	$20.79786	$19.09933	90,478
2015	$19.09933	$18.84110	80,064
2016	$18.84110	$18.10575	69,506
2017	$18.10575	$22.57868	55,035
2018	$22.57868	$17.99018	49,217
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.68659	$12.48358	124,635
2010	$12.48358	$14.00945	109,763
2011	$14.00945	$13.80706	88,743
2012	$13.80706	$15.88987	68,772
2013	$15.88987	$21.15129	52,179
2014	$21.15129	$23.73513	44,658
2015	$23.73513	$22.87239	34,114
2016	$22.87239	$25.24809	31,918
2017	$25.24809	$30.55944	25,637
2018	$30.55944	$27.80492	18,686
Putnam VT Research Fund - Class IB
2009	$9.47691	$12.43391	55,810
2010	$12.43391	$14.25470	39,511
2011	$14.25470	$13.79737	27,988
2012	$13.79737	$16.02670	22,142
2013	$16.02670	$21.05519	17,168
2014	$21.05519	$23.82375	15,113
2015	$23.82375	$23.10614	11,831
2016	$23.10614	$25.05736	10,699
2017	$25.05736	$30.44915	9,357
2018	$30.44915	$28.58133	7,350
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.72480	$13.96027	70,331
2010	$13.96027	$16.44202	132,107
2011	$16.44202	$15.37420	95,168
2012	$15.37420	$17.68283	78,006
2013	$17.68283	$23.76711	55,480
2014	$23.76711	$26.57132	45,365
2015	$26.57132	$26.09955	36,253
2016	$26.09955	$27.71442	25,788
2017	$27.71442	$35.28266	20,055
2018	$35.28266	$34.22505	16,290
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.35

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.69449	$8.92926	33,083
2010	$8.92926	$10.28002	33,633
2011	$10.28002	$9.84022	31,345
2012	$9.84022	$11.25212	30,934
2013	$11.25212	$14.50817	5,052
2014	$14.50817	$15.94958	4,693
2015	$15.94958	$15.76920	4,526
2016	$15.76920	$16.72728	909
2017	$16.72728	$20.02680	904
2018	$20.02680	$18.40842	899
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.23051	$10.04503	0
2010	$10.04503	$11.13125	0
2011	$11.13125	$10.91336	0
2012	$10.91336	$11.98951	0
2013	$11.98951	$13.36271	0
2014	$13.36271	$13.71099	0
2015	$13.71099	$13.42824	0
2016	$13.42824	$13.91355	0
2017	$13.91355	$15.45366	0
2018	$15.45366	$14.56677	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.51763	$9.51496	0
2010	$9.51496	$10.71092	6,009
2011	$10.71092	$10.41538	0
2012	$10.41538	$11.59497	0
2013	$11.59497	$13.20140	5,204
2014	$13.20140	$13.59540	5,166
2015	$13.59540	$13.32460	5,129
2016	$13.32460	$13.88128	5,088
2017	$13.88128	$15.89127	5,048
2018	$15.89127	$14.69506	6,321
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.99263	$9.03160	0
2010	$9.03160	$10.30568	0
2011	$10.30568	$9.86020	0
2012	$9.86020	$11.18186	0
2013	$11.18186	$13.36674	0
2014	$13.36674	$13.78515	0
2015	$13.78515	$13.50098	0
2016	$13.50098	$14.14095	0
2017	$14.14095	$16.80589	0
2018	$16.80589	$15.21377	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.49407	$10.71636	0
2010	$10.71636	$11.31686	0
2011	$11.31686	$11.29777	0
2012	$11.29777	$11.81944	0
2013	$11.81944	$12.24360	0
2014	$12.24360	$12.48158	0
2015	$12.48158	$12.21935	0
2016	$12.21935	$12.53363	0
2017	$12.53363	$13.37320	0
2018	$13.37320	$12.86739	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.71019	0
2016	$18.71019	$18.43448	0
2017	$18.43448	$24.35610	0
2018	$24.35610	$26.90827	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.93720	$8.62682	699
2010	$8.62682	$9.74516	0
2011	$9.74516	$9.76659	0
2012	$9.76659	$11.11897	0
2013	$11.11897	$14.44116	0
2014	$14.44116	$16.10823	0
2015	$16.10823	$16.03185	0
2016	$16.03185	$17.61391	0
2017	$17.61391	$21.05701	0
2018	$21.05701	$19.75126	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.67227	$9.18107	18,879
2010	$9.18107	$11.62261	37,927
2011	$11.62261	$10.20196	17,507
2012	$10.20196	$11.50723	17,189
2013	$11.50723	$15.39417	0
2014	$15.39417	$16.07133	0
2015	$16.07133	$15.56608	0
2016	$15.56608	$17.15450	0
2017	$17.15450	$20.36083	0
2018	$20.36083	$17.08513	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.37808	$12.93173	38,246
2010	$12.93173	$14.85640	14,586
2011	$14.85640	$14.98004	9,782
2012	$14.98004	$16.55278	5,886
2013	$16.55278	$21.12298	5,473
2014	$21.12298	$22.69777	3,707
2015	$22.69777	$22.14503	3,179
2016	$22.14503	$24.33915	2,278
2017	$24.33915	$27.76623	1,553
2018	$27.76623	$26.08579	1,569

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.26580	$12.37060	2,237
2010	$12.37060	$13.72378	2,204
2011	$13.72378	$13.83507	1,903
2012	$13.83507	$15.34499	1,663
2013	$15.34499	$17.21508	0
2014	$17.21508	$17.73236	0
2015	$17.73236	$16.22761	0
2016	$16.22761	$18.21914	0
2017	$18.21914	$19.67544	0
2018	$19.67544	$18.53803	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.71114	$9.84975	2,659
2010	$9.84975	$10.82210	2,042
2011	$10.82210	$10.49530	1,889
2012	$10.49530	$11.61169	1,791
2013	$11.61169	$14.70675	961
2014	$14.70675	$16.28465	807
2015	$16.28465	$16.93558	692
2016	$16.93558	$16.37660	632
2017	$16.37660	$20.65838	386
2018	$20.65838	$20.04105	192
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.54998	$10.38114	1,526
2010	$10.38114	$11.44369	43
2011	$11.44369	$10.93432	44
2012	$10.93432	$12.20363	0
2013	$12.20363	$15.33401	0
2014	$15.33401	$15.95973	0
2015	$15.95973	$15.14034	0
2016	$15.14034	$16.72297	0
2017	$16.72297	$17.88264	0
2018	$17.88264	$15.63155	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.29673	$14.02007	33,421
2010	$14.02007	$15.34965	12,616
2011	$15.34965	$14.95624	8,855
2012	$14.95624	$16.82287	6,296
2013	$16.82287	$21.24505	6,129
2014	$21.24505	$22.40768	5,702
2015	$22.40768	$20.97342	4,612
2016	$20.97342	$23.96754	3,714
2017	$23.96754	$25.57051	3,615
2018	$25.57051	$22.89327	3,601
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.91643	$17.69711	7,139
2010	$17.69711	$22.34249	3,027
2011	$22.34249	$21.17185	2,484
2012	$21.17185	$24.67806	2,040
2013	$24.67806	$33.10347	1,793
2014	$33.10347	$32.77975	1,466
2015	$32.77975	$29.89073	1,527
2016	$29.89073	$38.31656	1,124
2017	$38.31656	$41.74855	1,019
2018	$41.74855	$35.81128	971

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.71833	$16.56554	207
2010	$16.56554	$20.81626	191
2011	$20.81626	$19.50616	184
2012	$19.50616	$21.28901	195
2013	$21.28901	$28.95915	188
2014	$28.95915	$30.64370	185
2015	$30.64370	$29.36996	181
2016	$29.36996	$30.12478	191
2017	$30.12478	$36.01120	158
2018	$36.01120	$33.55091	121
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.77624	$11.95374	7,546
2010	$11.95374	$12.39152	5,498
2011	$12.39152	$12.89429	5,270
2012	$12.89429	$12.93476	5,643
2013	$12.93476	$12.45049	5,979
2014	$12.45049	$12.67359	6,025
2015	$12.67359	$12.53762	6,264
2016	$12.53762	$12.42700	4,416
2017	$12.42700	$12.40050	4,734
2018	$12.40050	$12.25031	4,557
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.41924	$33.00013	3,008
2010	$33.00013	$38.20655	2,206
2011	$38.20655	$31.65399	308
2012	$31.65399	$35.26740	218
2013	$35.26740	$34.40407	272
2014	$34.40407	$31.03161	333
2015	$31.03161	$24.56397	384
2016	$24.56397	$28.40540	396
2017	$28.40540	$39.27318	320
2018	$39.27318	$32.55935	289
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.77935	$18.59277	22,859
2010	$18.59277	$19.84564	22,028
2011	$19.84564	$17.46242	16,739
2012	$17.46242	$20.32768	16,430
2013	$20.32768	$24.61230	3,140
2014	$24.61230	$21.53560	2,899
2015	$21.53560	$19.82717	2,313
2016	$19.82717	$20.92346	2,185
2017	$20.92346	$24.04229	1,855
2018	$24.04229	$20.01584	1,819
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.68740	$20.66862	0
2010	$20.66862	$23.29078	0
2011	$23.29078	$22.73328	0
2012	$22.73328	$25.75452	0
2013	$25.75452	$25.77103	0
2014	$25.77103	$25.83928	0
2015	$25.83928	$24.34612	0
2016	$24.34612	$24.67663	0
2017	$24.67663	$24.76654	0
2018	$24.76654	$24.85689	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.62736	$12.43966	3,651
2010	$12.43966	$14.64465	3,528
2011	$14.64465	$13.49812	1,405
2012	$13.49812	$15.07024	80
2013	$15.07024	$20.74321	69
2014	$20.74321	$22.09211	40
2015	$22.09211	$22.78514	38
2016	$22.78514	$22.88770	39
2017	$22.88770	$28.62839	36
2018	$28.62839	$27.08999	37
Invesco V.I. American Value Fund - Series I
2009	$9.12303	$12.50436	6,564
2010	$12.50436	$15.05024	5,006
2011	$15.05024	$14.95556	4,171
2012	$14.95556	$17.27306	3,453
2013	$17.27306	$22.83497	2,891
2014	$22.83497	$24.67560	2,429
2015	$24.67560	$22.07802	2,064
2016	$22.07802	$25.10717	2,081
2017	$25.10717	$27.18576	1,981
2018	$27.18576	$23.38067	1,991
Invesco V.I. American Value Fund - Series II
2009	$9.06999	$12.42743	959
2010	$12.42743	$14.95036	748
2011	$14.95036	$14.84225	603
2012	$14.84225	$17.10846	574
2013	$17.10846	$22.56106	540
2014	$22.56106	$24.31901	515
2015	$24.31901	$21.70343	509
2016	$21.70343	$24.62229	481
2017	$24.62229	$26.59255	442
2018	$26.59255	$22.81331	401
Invesco V.I. Comstock Fund - Series II
2009	$8.07848	$10.21361	6,354
2010	$10.21361	$11.63488	6,350
2011	$11.63488	$11.21456	6,107
2012	$11.21456	$13.13103	5,632
2013	$13.13103	$17.53842	5,240
2014	$17.53842	$18.83983	0
2015	$18.83983	$17.40059	0
2016	$17.40059	$20.04383	0
2017	$20.04383	$23.20571	0
2018	$23.20571	$20.02195	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.96048	$12.01256	7,401
2010	$12.01256	$13.25069	7,469
2011	$13.25069	$12.87746	6,090
2012	$12.87746	$14.24933	5,978
2013	$14.24933	$17.52142	4,918
2014	$17.52142	$18.76406	4,918
2015	$18.76406	$17.99745	4,918
2016	$17.99745	$20.35008	4,918
2017	$20.35008	$22.19848	4,918
2018	$22.19848	$19.72976	4,918

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.51024	$15.28724	21,107
2010	$15.28724	$16.88707	20,201
2011	$16.88707	$16.25148	24,217
2012	$16.25148	$18.29639	21,068
2013	$18.29639	$24.09791	2,844
2014	$24.09791	$26.09124	1,515
2015	$26.09124	$24.83833	1,502
2016	$24.83833	$29.20878	1,477
2017	$29.20878	$32.79858	1,485
2018	$32.79858	$27.90325	1,493
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.62668	$11.74249	1,545
2010	$11.74249	$14.71516	1,284
2011	$14.71516	$13.13274	587
2012	$13.13274	$14.43337	624
2013	$14.43337	$19.41298	640
2014	$19.41298	$20.58422	598
2015	$20.58422	$20.47835	583
2016	$20.47835	$20.27925	608
2017	$20.27925	$24.39012	512
2018	$24.39012	$22.60303	500
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.44662	$12.49244	33,460
2010	$12.49244	$13.81478	36,397
2011	$13.81478	$14.19873	32,120
2012	$14.19873	$15.73168	24,208
2013	$15.73168	$16.75531	3,155
2014	$16.75531	$17.21438	3,141
2015	$17.21438	$16.68979	3,204
2016	$16.68979	$18.42752	2,978
2017	$18.42752	$19.81677	2,962
2018	$19.81677	$18.72680	2,981
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.57279	$11.87355	0
2010	$11.87355	$13.91521	0
2011	$13.91521	$13.08621	0
2012	$13.08621	$14.24758	0
2013	$14.24758	$19.04459	0
2014	$19.04459	$20.09042	0
2015	$20.09042	$19.09983	0
2016	$19.09983	$21.76754	0
2017	$21.76754	$24.12958	0
2018	$24.12958	$21.81943	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.15490	$9.54667	3,359
2010	$9.54667	$11.03649	2,744
2011	$11.03649	$10.20610	2,333
2012	$10.20610	$11.26320	2,190
2013	$11.26320	$15.07086	0
2014	$15.07086	$15.97432	0
2015	$15.97432	$15.27798	0
2016	$15.27798	$17.61783	0
2017	$17.61783	$19.66943	0
2018	$19.66943	$17.78857	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.85606	$12.69130	1,487
2010	$12.69130	$15.36062	1,057
2011	$15.36062	$13.60481	1,033
2012	$13.60481	$15.28371	790
2013	$15.28371	$20.62815	711
2014	$20.62815	$21.54319	665
2015	$21.54319	$21.78896	623
2016	$21.78896	$21.71894	592
2017	$21.71894	$26.28603	495
2018	$26.28603	$25.13259	412
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.74822	$9.65929	2,382
2010	$9.65929	$11.92928	409
2011	$11.92928	$11.27468	418
2012	$11.27468	$12.71525	417
2013	$12.71525	$16.31535	0
2014	$16.31535	$17.91596	0
2015	$17.91596	$16.97198	0
2016	$16.97198	$19.45107	0
2017	$19.45107	$20.46148	0
2018	$20.46148	$17.11609	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.93252	$20.41114	537
2010	$20.41114	$22.05466	1,407
2011	$22.05466	$23.21089	1,381
2012	$23.21089	$26.93777	1,282
2013	$26.93777	$24.20044	1,355
2014	$24.20044	$24.51646	1,380
2015	$24.51646	$23.85518	1,396
2016	$23.85518	$25.97412	348
2017	$25.97412	$28.02783	362
2018	$28.02783	$25.65133	353
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$11.07563	$14.12903	8,401
2010	$14.12903	$15.86569	8,376
2011	$15.86569	$17.03559	2,745
2012	$17.03559	$19.38763	2,588
2013	$19.38763	$22.84231	2,318
2014	$22.84231	$23.50496	2,286
2015	$23.50496	$24.57834	2,150
2016	$24.57834	$25.51252	2,151
2017	$25.51252	$31.59088	1,858
2018	$31.59088	$30.55316	1,827
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.55030	$12.30750	3,115
2010	$12.30750	$14.88854	1,822
2011	$14.88854	$14.24948	328
2012	$14.24948	$16.04654	0
2013	$16.04654	$23.39490	0
2014	$23.39490	$24.49980	0
2015	$24.49980	$27.07497	0
2016	$27.07497	$26.22300	0
2017	$26.22300	$36.96286	0
2018	$36.96286	$39.13604	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.45777	$12.12652	323
2010	$12.12652	$14.63966	300
2011	$14.63966	$13.97637	308
2012	$13.97637	$15.69444	134
2013	$15.69444	$22.82754	110
2014	$22.82754	$23.84454	110
2015	$23.84454	$26.28715	98
2016	$26.28715	$25.38591	106
2017	$25.38591	$35.70136	87
2018	$35.70136	$37.71541	79
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.21754	$9.63368	1,017
2010	$9.63368	$12.54641	637
2011	$12.54641	$11.46718	600
2012	$11.46718	$12.24861	517
2013	$12.24861	$16.58067	408
2014	$16.58067	$16.62585	360
2015	$16.62585	$15.38924	331
2016	$15.38924	$13.81301	313
2017	$13.81301	$18.85146	127
2018	$18.85146	$20.51430	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$15.09516	$19.09742	3,906
2010	$19.09742	$24.35581	3,480
2011	$24.35581	$25.33934	3,234
2012	$25.33934	$28.84556	2,340
2013	$28.84556	$28.89892	2,361
2014	$28.89892	$36.82721	1,999
2015	$36.82721	$36.95714	1,909
2016	$36.95714	$38.77234	1,895
2017	$38.77234	$39.27385	1,930
2018	$39.27385	$35.58608	1,962
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.47834	$12.03352	10,995
2010	$12.03352	$12.93167	5,173
2011	$12.93167	$12.55797	3,579
2012	$12.55797	$14.07123	2,999
2013	$14.07123	$17.93183	981
2014	$17.93183	$20.32659	872
2015	$20.32659	$20.66757	832
2016	$20.66757	$19.85579	402
2017	$19.85579	$24.73374	375
2018	$24.73374	$22.90169	370
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.94937	$10.71478	2,330
2010	$10.71478	$11.88733	2,345
2011	$11.88733	$11.74954	2,140
2012	$11.74954	$12.96850	2,124
2013	$12.96850	$14.40754	2,162
2014	$14.40754	$15.32283	47
2015	$15.32283	$15.17240	47
2016	$15.17240	$15.68068	47
2017	$15.68068	$16.82212	47
2018	$16.82212	$15.64622	46

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.50761	$11.07896	9,123
2010	$11.07896	$13.87143	5,078
2011	$13.87143	$13.77244	3,555
2012	$13.77244	$15.75180	3,275
2013	$15.75180	$21.03453	3,027
2014	$21.03453	$21.85474	2,263
2015	$21.85474	$22.88405	2,126
2016	$22.88405	$23.00110	2,131
2017	$23.00110	$29.09338	2,048
2018	$29.09338	$26.83846	2,017
Oppenheimer Global Fund/VA - Service Shares
2009	$13.30930	$18.26148	3,348
2010	$18.26148	$20.80396	1,732
2011	$20.80396	$18.73745	1,807
2012	$18.73745	$22.31331	797
2013	$22.31331	$27.89971	799
2014	$27.89971	$28.03483	823
2015	$28.03483	$28.61677	814
2016	$28.61677	$28.13300	845
2017	$28.13300	$37.76363	745
2018	$37.76363	$32.20093	733
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.57683	$14.66270	10,906
2010	$14.66270	$16.56967	9,710
2011	$16.56967	$16.42105	7,884
2012	$16.42105	$18.29351	7,183
2013	$18.29351	$17.94569	7,280
2014	$17.94569	$18.10955	6,466
2015	$18.10955	$17.38634	5,105
2016	$17.38634	$18.19187	1,010
2017	$18.19187	$18.99453	958
2018	$18.99453	$17.85250	906
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.92838	$12.51205	66,581
2010	$12.51205	$14.26914	15,324
2011	$14.26914	$14.00565	12,131
2012	$14.00565	$16.07983	11,164
2013	$16.07983	$20.80976	10,320
2014	$20.80976	$22.62031	8,024
2015	$22.62031	$22.96392	6,065
2016	$22.96392	$25.16595	4,508
2017	$25.16595	$28.90295	4,332
2018	$28.90295	$26.15260	4,123
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.47498	$16.81311	4,029
2010	$16.81311	$20.37119	2,692
2011	$20.37119	$19.58013	2,090
2012	$19.58013	$22.68436	1,520
2013	$22.68436	$31.40851	1,341
2014	$31.40851	$34.52899	1,295
2015	$34.52899	$31.92550	1,304
2016	$31.92550	$36.99050	1,314
2017	$36.99050	$41.49066	739
2018	$41.49066	$36.54515	763

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.47103	$6.94793	3,956
2010	$6.94793	$7.61268	7,591
2011	$7.61268	$8.09006	6,820
2012	$8.09006	$8.77554	6,643
2013	$8.77554	$8.60755	6,592
2014	$8.60755	$9.06194	6,252
2015	$9.06194	$8.98518	6,708
2016	$8.98518	$9.11717	949
2017	$9.11717	$9.37056	511
2018	$9.37056	$9.10507	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.82952	3,652
2010	$12.82952	$14.22452	3,397
2011	$14.22452	$14.27503	2,474
2012	$14.27503	$16.76792	2,300
2013	$16.76792	$21.86156	2,041
2014	$21.86156	$24.25007	773
2015	$24.25007	$23.15011	159
2016	$23.15011	$25.90468	127
2017	$25.90468	$30.29651	1,437
2018	$30.29651	$27.29685	1,150
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.45362	$10.45644	10,340
2010	$10.45644	$11.41004	4,940
2011	$11.41004	$11.54582	4,293
2012	$11.54582	$12.79252	1,356
2013	$12.79252	$14.87470	1,355
2014	$14.87470	$16.20947	890
2015	$16.20947	$15.77942	875
2016	$15.77942	$16.78166	872
2017	$16.78166	$19.01750	869
2018	$19.01750	$18.13575	866
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.43371	$13.88980	1,489
2010	$13.88980	$15.68492	1,497
2011	$15.68492	$15.37928	296
2012	$15.37928	$17.29182	291
2013	$17.29182	$20.34439	294
2014	$20.34439	$21.91862	0
2015	$21.91862	$21.61840	0
2016	$21.61840	$22.71537	0
2017	$22.71537	$25.79797	0
2018	$25.79797	$23.55610	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.77966	$13.37351	5,394
2010	$13.37351	$13.49251	4,588
2011	$13.49251	$13.12870	3,169
2012	$13.12870	$15.80444	2,603
2013	$15.80444	$22.04461	2,374
2014	$22.04461	$27.70516	2,002
2015	$27.70516	$29.40259	1,233
2016	$29.40259	$25.66449	1,080
2017	$25.66449	$29.13757	776
2018	$29.13757	$28.51751	764

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$18.24577	$19.28645	1,766
2010	$19.28645	$19.33766	1,814
2011	$19.33766	$18.01102	942
2012	$18.01102	$18.62661	832
2013	$18.62661	$20.87366	695
2014	$20.87366	$23.54878	473
2015	$23.54878	$20.88707	368
2016	$20.88707	$20.97282	258
2017	$20.97282	$25.22986	129
2018	$25.22986	$24.72378	43
Putnam VT Government Money Market Fund - Class IB
2009	$10.59041	$10.44899	57,037
2010	$10.44899	$10.29193	14,837
2011	$10.29193	$10.13500	36,920
2012	$10.13500	$9.97950	13,936
2013	$9.97950	$9.82680	7,583
2014	$9.82680	$9.67644	7,340
2015	$9.67644	$9.52837	6,092
2016	$9.52837	$9.38304	6,296
2017	$9.38304	$9.26187	6,706
2018	$9.26187	$9.22654	6,265
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05520	8,198
2017	$10.05520	$12.96104	7,320
2018	$12.96104	$13.06472	6,550
Putnam VT High Yield Fund - Class IB
2009	$11.85753	$17.53401	28,860
2010	$17.53401	$19.68829	1,495
2011	$19.68829	$19.72595	1,298
2012	$19.72595	$22.53066	1,076
2013	$22.53066	$23.92625	757
2014	$23.92625	$23.92491	292
2015	$23.92491	$22.29565	86
2016	$22.29565	$25.36663	82
2017	$25.36663	$26.72149	85
2018	$26.72149	$25.23924	86
Putnam VT Income Fund - Class IB
2009	$8.66922	$12.51820	4,496
2010	$12.51820	$13.54200	3,566
2011	$13.54200	$14.00078	3,216
2012	$14.00078	$15.26560	2,957
2013	$15.26560	$15.31180	2,498
2014	$15.31180	$16.04936	2,027
2015	$16.04936	$15.57168	1,821
2016	$15.57168	$15.63906	1,813
2017	$15.63906	$16.26109	1,815
2018	$16.26109	$16.04234	1,800

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.56209	$15.41547	4,481
2010	$15.41547	$16.70001	4,394
2011	$16.70001	$13.65864	4,367
2012	$13.65864	$16.39510	4,080
2013	$16.39510	$20.67412	3,917
2014	$20.67412	$18.97605	2,082
2015	$18.97605	$18.70999	987
2016	$18.70999	$17.97067	1,041
2017	$17.97067	$22.39900	769
2018	$22.39900	$17.83802	598
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.65342	$12.43452	2,932
2010	$12.43452	$13.94731	2,212
2011	$13.94731	$13.73884	1,818
2012	$13.73884	$15.80332	1,503
2013	$15.80332	$21.02543	1,054
2014	$21.02543	$23.58191	586
2015	$23.58191	$22.71320	333
2016	$22.71320	$25.05969	216
2017	$25.05969	$30.31623	116
2018	$30.31623	$27.56974	36
Putnam VT Research Fund - Class IB
2009	$9.44447	$12.38508	508
2010	$12.38508	$14.19150	487
2011	$14.19150	$13.72924	473
2012	$13.72924	$15.93944	453
2013	$15.93944	$20.92993	440
2014	$20.92993	$23.67000	415
2015	$23.67000	$22.94537	405
2016	$22.94537	$24.87042	0
2017	$24.87042	$30.20684	0
2018	$30.20684	$28.33960	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.68806	$13.90538	2,693
2010	$13.90538	$16.36906	4,033
2011	$16.36906	$15.29823	3,066
2012	$15.29823	$17.58650	2,727
2013	$17.58650	$23.62565	2,568
2014	$23.62565	$26.39976	2,426
2015	$26.39976	$25.91788	1,444
2016	$25.91788	$27.50759	1,153
2017	$27.50759	$35.00182	1,002
2018	$35.00182	$33.93551	875
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to
May 1, 2003 or With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003
Mortality & Expense = 1.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.68538	$8.91256	35,031
2010	$8.91256	$10.25560	33,484
2011	$10.25560	$9.81187	27,580
2012	$9.81187	$11.21398	27,895
2013	$11.21398	$14.45166	26,897
2014	$14.45166	$15.87939	21,348
2015	$15.87939	$15.69182	13,814
2016	$15.69182	$16.63677	16,214
2017	$16.63677	$19.90846	14,601
2018	$19.90846	$18.29042	13,942
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.21932	$10.02628	48,697
2010	$10.02628	$11.10483	46,355
2011	$11.10483	$10.88193	37,372
2012	$10.88193	$11.94889	24,805
2013	$11.94889	$13.31069	6,093
2014	$13.31069	$13.65067	3,865
2015	$13.65067	$13.36238	3,623
2016	$13.36238	$13.83830	3,387
2017	$13.83830	$15.36238	3,217
2018	$15.36238	$14.47342	1,576
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.50741	$9.49720	13,808
2010	$9.49720	$10.68550	13,781
2011	$10.68550	$10.38539	13,317
2012	$10.38539	$11.55571	12,824
2013	$11.55571	$13.15002	12,800
2014	$13.15002	$13.53561	12,777
2015	$13.53561	$13.25926	12,751
2016	$13.25926	$13.80620	12,725
2017	$13.80620	$15.79740	5,126
2018	$15.79740	$14.60090	14,963
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.98311	$9.01472	0
2010	$9.01472	$10.28120	0
2011	$10.28120	$9.83179	0
2012	$9.83179	$11.14396	0
2013	$11.14396	$13.31467	0
2014	$13.31467	$13.72449	0
2015	$13.72449	$13.43474	0
2016	$13.43474	$14.06445	0
2017	$14.06445	$16.70661	0
2018	$16.70661	$15.11627	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.48118	$10.69639	606
2010	$10.69639	$11.29002	2,591
2011	$11.29002	$11.26526	4,877
2012	$11.26526	$11.77943	4,668
2013	$11.77943	$12.19595	2,527
2014	$12.19595	$12.42670	2,333
2015	$12.42670	$12.15944	2,140
2016	$12.15944	$12.46586	1,945
2017	$12.46586	$13.29422	0
2018	$13.29422	$12.78495	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.61848	7,594
2016	$18.61848	$18.33484	8,432
2017	$18.33484	$24.21230	7,310
2018	$24.21230	$26.73592	3,649
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.92778	$8.61072	6,121
2010	$8.61072	$9.72205	5,452
2011	$9.72205	$9.73849	4,537
2012	$9.73849	$11.08134	4,487
2013	$11.08134	$14.38498	4,359
2014	$14.38498	$16.03741	6,566
2015	$16.03741	$15.95325	3,863
2016	$15.95325	$17.51869	3,822
2017	$17.51869	$20.93270	530
2018	$20.93270	$19.62476	493
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.66320	$9.16393	5,495
2010	$9.16393	$11.59503	7,131
2011	$11.59503	$10.17259	5,810
2012	$10.17259	$11.46826	5,368
2013	$11.46826	$15.33425	5,028
2014	$15.33425	$16.00064	4,795
2015	$16.00064	$15.48976	4,185
2016	$15.48976	$17.06174	4,033
2017	$17.06174	$20.24058	1,683
2018	$20.24058	$16.97567	1,571
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.34538	$12.88443	143,920
2010	$12.88443	$14.79456	132,507
2011	$14.79456	$14.91011	114,698
2012	$14.91011	$16.46714	107,086
2013	$16.46714	$21.00305	93,649
2014	$21.00305	$22.55743	55,959
2015	$22.55743	$21.99693	49,265
2016	$21.99693	$24.16413	41,717
2017	$24.16413	$27.55277	35,323
2018	$27.55277	$25.87219	30,890

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.24386	$12.33504	117,113
2010	$12.33504	$13.67738	91,212
2011	$13.67738	$13.78132	80,776
2012	$13.78132	$15.27759	55,842
2013	$15.27759	$17.13076	42,382
2014	$17.13076	$17.63654	34,125
2015	$17.63654	$16.13172	32,181
2016	$16.13172	$18.10230	28,195
2017	$18.10230	$19.53946	27,287
2018	$19.53946	$18.40064	24,327
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.69452	$9.82352	71,054
2010	$9.82352	$10.78780	60,577
2011	$10.78780	$10.45672	51,391
2012	$10.45672	$11.56312	51,492
2013	$11.56312	$14.63781	35,081
2014	$14.63781	$16.20007	28,191
2015	$16.20007	$16.83907	24,009
2016	$16.83907	$16.27501	20,370
2017	$16.27501	$20.51994	9,480
2018	$20.51994	$19.89671	8,643
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.53835	$10.36174	26,055
2010	$10.36174	$11.41650	28,163
2011	$11.41650	$10.90282	25,490
2012	$10.90282	$12.16227	15,022
2013	$12.16227	$15.27428	12,444
2014	$15.27428	$15.88949	9,275
2015	$15.88949	$15.06606	8,099
2016	$15.06606	$16.63249	7,633
2017	$16.63249	$17.77697	5,742
2018	$17.77697	$15.53133	2,136
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.26113	$13.96880	169,783
2010	$13.96880	$15.28577	137,606
2011	$15.28577	$14.88645	117,092
2012	$14.88645	$16.73584	102,579
2013	$16.73584	$21.12444	82,357
2014	$21.12444	$22.26915	72,956
2015	$22.26915	$20.83316	66,891
2016	$20.83316	$23.79520	65,516
2017	$23.79520	$25.37391	53,873
2018	$25.37391	$22.70581	50,782
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.87257	$17.63237	56,076
2010	$17.63237	$22.24947	47,825
2011	$22.24947	$21.07302	40,883
2012	$21.07302	$24.55037	36,331
2013	$24.55037	$32.91546	26,331
2014	$32.91546	$32.57700	25,049
2015	$32.57700	$29.69076	22,328
2016	$29.69076	$38.04094	18,419
2017	$38.04094	$41.42748	15,053
2018	$41.42748	$35.51795	13,534

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.68140	$16.50493	13,581
2010	$16.50493	$20.72958	11,937
2011	$20.72958	$19.41509	4,951
2012	$19.41509	$21.17883	4,281
2013	$21.17883	$28.79465	3,623
2014	$28.79465	$30.45417	3,542
2015	$30.45417	$29.17348	2,954
2016	$29.17348	$29.90811	1,038
2017	$29.90811	$35.73428	997
2018	$35.73428	$33.27613	1,031
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.74834	$11.91938	52,880
2010	$11.91938	$12.34963	44,419
2011	$12.34963	$12.84419	34,175
2012	$12.84419	$12.87796	20,518
2013	$12.87796	$12.38951	15,922
2014	$12.38951	$12.60513	15,658
2015	$12.60513	$12.46355	15,000
2016	$12.46355	$12.34732	13,905
2017	$12.34732	$12.31483	5,853
2018	$12.31483	$12.15953	5,230
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.35805	$32.87945	13,906
2010	$32.87945	$38.04754	13,160
2011	$38.04754	$31.50626	14,039
2012	$31.50626	$35.08492	10,284
2013	$35.08492	$34.20866	8,613
2014	$34.20866	$30.83967	8,173
2015	$30.83967	$24.39962	8,339
2016	$24.39962	$28.20107	7,006
2017	$28.20107	$38.97114	5,347
2018	$38.97114	$32.29265	5,202
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.73594	$18.52480	94,465
2010	$18.52480	$19.76305	72,634
2011	$19.76305	$17.38092	67,077
2012	$17.38092	$20.22251	57,161
2013	$20.22251	$24.47252	47,440
2014	$24.47252	$21.40241	44,827
2015	$21.40241	$19.69454	38,807
2016	$19.69454	$20.77296	36,578
2017	$20.77296	$23.85740	35,339
2018	$23.85740	$19.85191	26,579
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.63169	$20.59307	3,796
2010	$20.59307	$23.19386	2,703
2011	$23.19386	$22.62720	877
2012	$22.62720	$25.62130	798
2013	$25.62130	$25.62470	898
2014	$25.62470	$25.67952	689
2015	$25.67952	$24.18330	706
2016	$24.18330	$24.49920	569
2017	$24.49920	$24.57614	468
2018	$24.57614	$24.65336	343

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.60331	$12.39414	41,078
2010	$12.39414	$14.58366	37,512
2011	$14.58366	$13.43509	28,245
2012	$13.43509	$14.99225	26,720
2013	$14.99225	$20.62541	20,917
2014	$20.62541	$21.95548	20,085
2015	$21.95548	$22.63271	18,874
2016	$22.63271	$22.72308	19,922
2017	$22.72308	$28.40825	18,143
2018	$28.40825	$26.86812	7,776
Invesco V.I. American Value Fund - Series I
2009	$9.10141	$12.46838	25,840
2010	$12.46838	$14.99935	21,888
2011	$14.99935	$14.89743	15,696
2012	$14.89743	$17.19716	15,049
2013	$17.19716	$22.72310	13,260
2014	$22.72310	$24.54225	12,314
2015	$24.54225	$21.94753	11,536
2016	$21.94753	$24.94614	11,448
2017	$24.94614	$26.99785	9,634
2018	$26.99785	$23.20736	8,413
Invesco V.I. American Value Fund - Series II
2009	$9.04850	$12.39171	19,647
2010	$12.39171	$14.89981	16,373
2011	$14.89981	$14.78458	13,985
2012	$14.78458	$17.03330	10,908
2013	$17.03330	$22.45054	9,028
2014	$22.45054	$24.18759	8,328
2015	$24.18759	$21.57517	8,379
2016	$21.57517	$24.46440	8,121
2017	$24.46440	$26.40879	7,657
2018	$26.40879	$22.64422	6,907
Invesco V.I. Comstock Fund - Series II
2009	$8.05934	$10.18425	45,660
2010	$10.18425	$11.59554	37,007
2011	$11.59554	$11.17097	33,527
2012	$11.17097	$13.07334	28,940
2013	$13.07334	$17.45249	26,620
2014	$17.45249	$18.73801	23,665
2015	$18.73801	$17.29775	22,609
2016	$17.29775	$19.91528	19,376
2017	$19.91528	$23.04532	12,619
2018	$23.04532	$19.87354	7,869
Invesco V.I. Equity and Income Fund - Series II
2009	$9.93687	$11.97799	20,590
2010	$11.97799	$13.20585	19,062
2011	$13.20585	$12.82739	15,722
2012	$12.82739	$14.18670	13,847
2013	$14.18670	$17.43556	10,956
2014	$17.43556	$18.66264	9,259
2015	$18.66264	$17.89108	8,843
2016	$17.89108	$20.21956	6,856
2017	$20.21956	$22.04506	6,373
2018	$22.04506	$19.58354	7,937

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.47083	$15.23135	85,807
2010	$15.23135	$16.81680	78,656
2011	$16.81680	$16.17565	68,652
2012	$16.17565	$18.20175	59,715
2013	$18.20175	$23.96110	45,931
2014	$23.96110	$25.92995	35,286
2015	$25.92995	$24.67225	30,834
2016	$24.67225	$28.99880	26,517
2017	$28.99880	$32.54649	23,591
2018	$32.54649	$27.67482	14,539
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.60859	$11.70869	21,241
2010	$11.70869	$14.66536	16,953
2011	$14.66536	$13.08165	15,076
2012	$13.08165	$14.36991	10,039
2013	$14.36991	$19.31781	7,557
2014	$19.31781	$20.47291	7,478
2015	$20.47291	$20.35727	6,669
2016	$20.35727	$20.14914	3,763
2017	$20.14914	$24.22149	3,263
2018	$24.22149	$22.43543	969
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.42623	$12.45916	78,177
2010	$12.45916	$13.77099	54,184
2011	$13.77099	$14.14654	49,399
2012	$14.14654	$15.66588	45,608
2013	$15.66588	$16.67676	27,759
2014	$16.67676	$17.12498	23,636
2015	$17.12498	$16.59468	20,060
2016	$16.59468	$18.31323	16,562
2017	$18.31323	$19.68399	10,981
2018	$19.68399	$18.59195	9,748
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.55215	$11.84196	17,250
2010	$11.84196	$13.87113	15,253
2011	$13.87113	$13.03815	14,038
2012	$13.03815	$14.18803	3,588
2013	$14.18803	$18.95535	3,149
2014	$18.95535	$19.98613	3,147
2015	$19.98613	$18.99103	3,146
2016	$18.99103	$21.63256	3,145
2017	$21.63256	$23.96794	3,030
2018	$23.96794	$21.66235	2,155
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.13730	$9.52123	55,030
2010	$9.52123	$11.00149	47,467
2011	$11.00149	$10.16857	41,092
2012	$10.16857	$11.21606	38,715
2013	$11.21606	$15.00017	30,260
2014	$15.00017	$15.89131	29,134
2015	$15.89131	$15.19088	28,510
2016	$15.19088	$17.50852	29,389
2017	$17.50852	$19.53759	24,736
2018	$19.53759	$17.66043	24,017

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.83697	$12.65750	17,906
2010	$12.65750	$15.31195	15,702
2011	$15.31195	$13.55483	14,870
2012	$13.55483	$15.21981	16,278
2013	$15.21981	$20.53149	12,959
2014	$20.53149	$21.43135	11,250
2015	$21.43135	$21.66484	10,347
2016	$21.66484	$21.58429	8,830
2017	$21.58429	$26.10998	7,518
2018	$26.10998	$24.95167	1,443
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.73151	$9.63358	37,058
2010	$9.63358	$11.89151	24,610
2011	$11.89151	$11.23329	22,499
2012	$11.23329	$12.66212	20,426
2013	$12.66212	$16.23895	16,585
2014	$16.23895	$17.82300	14,252
2015	$17.82300	$16.87534	12,766
2016	$16.87534	$19.33052	11,397
2017	$19.33052	$20.32448	10,240
2018	$20.32448	$16.99292	10,270
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.88232	$20.33650	13,905
2010	$20.33650	$21.96286	14,213
2011	$21.96286	$23.10258	13,149
2012	$23.10258	$26.79843	12,275
2013	$26.79843	$24.06303	9,599
2014	$24.06303	$24.36487	8,180
2015	$24.36487	$23.69564	7,900
2016	$23.69564	$25.78733	6,541
2017	$25.78733	$27.81234	7,001
2018	$27.81234	$25.44127	5,598
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$11.04754	$14.08605	22,349
2010	$14.08605	$15.80940	19,803
2011	$15.80940	$16.96656	14,822
2012	$16.96656	$19.29923	13,137
2013	$19.29923	$22.72661	9,566
2014	$22.72661	$23.37403	8,185
2015	$23.37403	$24.42901	7,783
2016	$24.42901	$25.34467	7,530
2017	$25.34467	$31.36731	3,221
2018	$31.36731	$30.32164	2,935
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.53240	$12.27210	17,712
2010	$12.27210	$14.83818	13,708
2011	$14.83818	$14.19407	10,533
2012	$14.19407	$15.97602	10,797
2013	$15.97602	$23.28026	9,612
2014	$23.28026	$24.36736	7,959
2015	$24.36736	$26.91495	8,135
2016	$26.91495	$26.05481	4,994
2017	$26.05481	$36.70739	5,820
2018	$36.70739	$38.84596	5,530

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.44008	$12.09163	9,440
2010	$12.09163	$14.59015	9,286
2011	$14.59015	$13.92204	7,619
2012	$13.92204	$15.62548	3,625
2013	$15.62548	$22.71570	3,468
2014	$22.71570	$23.71566	3,419
2015	$23.71566	$26.13180	3,195
2016	$26.13180	$25.22310	3,383
2017	$25.22310	$35.45463	1,497
2018	$35.45463	$37.43588	287
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.20908	$9.61568	27,074
2010	$9.61568	$12.51662	26,454
2011	$12.51662	$11.43415	20,238
2012	$11.43415	$12.20711	19,295
2013	$12.20711	$16.51611	18,064
2014	$16.51611	$16.55270	16,373
2015	$16.55270	$15.31374	13,576
2016	$15.31374	$13.73827	13,030
2017	$13.73827	$18.74007	12,312
2018	$18.74007	$20.38279	6,403
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$15.04756	$19.02752	52,987
2010	$19.02752	$24.25439	45,690
2011	$24.25439	$25.22104	37,140
2012	$25.22104	$28.69627	26,128
2013	$28.69627	$28.73476	19,944
2014	$28.73476	$36.59943	15,210
2015	$36.59943	$36.70990	12,728
2016	$36.70990	$38.49349	10,883
2017	$38.49349	$38.97186	8,514
2018	$38.97186	$35.29463	5,863
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.45397	$11.99283	55,916
2010	$11.99283	$12.88139	53,842
2011	$12.88139	$12.50280	45,951
2012	$12.50280	$14.00229	41,215
2013	$14.00229	$17.83491	35,864
2014	$17.83491	$20.20647	28,476
2015	$20.20647	$20.53500	25,774
2016	$20.53500	$19.71844	21,592
2017	$19.71844	$24.55035	17,276
2018	$24.55035	$22.72043	16,183
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.92119	$10.67560	71,860
2010	$10.67560	$11.83786	60,035
2011	$11.83786	$11.69473	49,100
2012	$11.69473	$12.90144	42,454
2013	$12.90144	$14.32576	19,587
2014	$14.32576	$15.22812	16,850
2015	$15.22812	$15.07096	15,900
2016	$15.07096	$15.56796	8,451
2017	$15.56796	$16.69281	9,608
2018	$16.69281	$15.51812	9,247

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.48079	$11.03842	16,109
2010	$11.03842	$13.81367	13,760
2011	$13.81367	$13.70814	12,600
2012	$13.70814	$15.67028	11,410
2013	$15.67028	$20.91506	7,995
2014	$20.91506	$21.71956	6,529
2015	$21.71956	$22.73096	5,600
2016	$22.73096	$22.83565	6,172
2017	$22.83565	$28.86963	5,606
2018	$28.86963	$26.61864	4,351
Oppenheimer Global Fund/VA - Service Shares
2009	$13.26733	$18.19464	47,430
2010	$18.19464	$20.71730	38,277
2011	$20.71730	$18.64993	33,566
2012	$18.64993	$22.19779	31,549
2013	$22.19779	$27.74119	18,683
2014	$27.74119	$27.86139	14,927
2015	$27.86139	$28.42528	13,319
2016	$28.42528	$27.93060	13,921
2017	$27.93060	$37.47315	13,578
2018	$37.47315	$31.93712	11,870
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.53721	$14.60909	119,518
2010	$14.60909	$16.50070	105,647
2011	$16.50070	$16.34442	95,347
2012	$16.34442	$18.19890	108,111
2013	$18.19890	$17.84381	97,101
2014	$17.84381	$17.99761	90,064
2015	$17.99761	$17.27010	81,298
2016	$17.27010	$18.06108	73,322
2017	$18.06108	$18.84852	63,278
2018	$18.84852	$17.70634	54,733
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.89710	$12.46629	159,967
2010	$12.46629	$14.20974	141,484
2011	$14.20974	$13.94030	110,733
2012	$13.94030	$15.99665	100,673
2013	$15.99665	$20.69161	76,675
2014	$20.69161	$22.48047	68,882
2015	$22.48047	$22.81036	61,790
2016	$22.81036	$24.98502	56,141
2017	$24.98502	$28.68076	40,494
2018	$28.68076	$25.93847	36,459
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.43569	$16.75164	46,017
2010	$16.75164	$20.28643	35,681
2011	$20.28643	$19.48877	26,596
2012	$19.48877	$22.56703	23,110
2013	$22.56703	$31.23020	15,893
2014	$31.23020	$34.31554	13,540
2015	$34.31554	$31.71202	12,788
2016	$31.71202	$36.72455	13,079
2017	$36.72455	$41.17171	9,691
2018	$41.17171	$36.24593	7,732

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.45709	$6.92944	80,065
2010	$6.92944	$7.58855	72,395
2011	$7.58855	$8.06033	51,690
2012	$8.06033	$8.73884	42,348
2013	$8.73884	$8.56721	38,289
2014	$8.56721	$9.01488	30,914
2015	$9.01488	$8.93399	27,637
2016	$8.93399	$9.06064	23,699
2017	$9.06064	$9.30778	20,215
2018	$9.30778	$9.03951	14,625
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.78258	51,046
2010	$12.78258	$14.16530	43,634
2011	$14.16530	$14.20840	32,777
2012	$14.20840	$16.68114	25,823
2013	$16.68114	$21.73738	19,682
2014	$21.73738	$24.10008	17,961
2015	$24.10008	$22.99523	11,364
2016	$22.99523	$25.71833	9,988
2017	$25.71833	$30.06349	25,559
2018	$30.06349	$27.07324	22,165
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.42697	$10.41818	92,419
2010	$10.41818	$11.36253	88,255
2011	$11.36253	$11.49194	61,784
2012	$11.49194	$12.72633	52,960
2013	$12.72633	$14.79023	42,698
2014	$14.79023	$16.10923	30,398
2015	$16.10923	$15.67388	25,899
2016	$15.67388	$16.66099	18,501
2017	$16.66099	$18.87130	19,678
2018	$18.87130	$17.98725	15,053
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.40085	$13.83903	30,586
2010	$13.83903	$15.61967	33,056
2011	$15.61967	$15.30752	20,292
2012	$15.30752	$17.20238	14,434
2013	$17.20238	$20.22889	11,480
2014	$20.22889	$21.78312	9,226
2015	$21.78312	$21.47384	8,042
2016	$21.47384	$22.55205	4,243
2017	$22.55205	$25.59966	5,700
2018	$25.59966	$23.36324	10,867
Putnam VT Global Health Care Fund - Class IB
2009	$10.74567	$13.32457	28,294
2010	$13.32457	$13.43630	21,499
2011	$13.43630	$13.06738	15,020
2012	$13.06738	$15.72262	14,213
2013	$15.72262	$21.91935	11,632
2014	$21.91935	$27.53376	8,856
2015	$27.53376	$29.20583	7,405
2016	$29.20583	$25.47984	6,776
2017	$25.47984	$28.91342	6,352
2018	$28.91342	$28.28387	5,894

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$18.18831	$19.21594	4,363
2010	$19.21594	$19.25717	3,292
2011	$19.25717	$17.92697	2,817
2012	$17.92697	$18.53025	2,418
2013	$18.53025	$20.75513	2,446
2014	$20.75513	$23.40316	2,091
2015	$23.40316	$20.74734	2,159
2016	$20.74734	$20.82198	2,030
2017	$20.82198	$25.03585	1,828
2018	$25.03585	$24.52129	1,338
Putnam VT Government Money Market Fund - Class IB
2009	$10.55704	$10.41078	338,730
2010	$10.41078	$10.24909	256,283
2011	$10.24909	$10.08771	192,295
2012	$10.08771	$9.92787	177,754
2013	$9.92787	$9.77099	135,645
2014	$9.77099	$9.61659	124,167
2015	$9.61659	$9.46464	85,565
2016	$9.46464	$9.31555	69,387
2017	$9.31555	$9.19065	68,208
2018	$9.19065	$9.15098	57,833
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05461	61,336
2017	$10.05461	$12.95379	46,252
2018	$12.95379	$13.05084	34,453
Putnam VT High Yield Fund - Class IB
2009	$11.82019	$17.46993	40,653
2010	$17.46993	$19.60638	39,596
2011	$19.60638	$19.63395	30,753
2012	$19.63395	$22.41418	25,577
2013	$22.41418	$23.79047	25,321
2014	$23.79047	$23.77706	22,370
2015	$23.77706	$22.14661	21,124
2016	$22.14661	$25.18430	20,160
2017	$25.18430	$26.51612	19,051
2018	$26.51612	$25.03265	16,433
Putnam VT Income Fund - Class IB
2009	$8.64192	$12.47244	165,864
2010	$12.47244	$13.48565	148,462
2011	$13.48565	$13.93547	120,903
2012	$13.93547	$15.18665	108,306
2013	$15.18665	$15.22488	98,868
2014	$15.22488	$15.95014	64,685
2015	$15.95014	$15.46755	57,538
2016	$15.46755	$15.52662	47,816
2017	$15.52662	$16.13608	43,803
2018	$16.13608	$15.91099	33,994

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.52250	$15.35906	65,032
2010	$15.35906	$16.63045	58,111
2011	$16.63045	$13.59484	51,644
2012	$13.59484	$16.31020	44,420
2013	$16.31020	$20.55663	32,310
2014	$20.55663	$18.85862	31,548
2015	$18.85862	$18.58476	29,124
2016	$18.58476	$17.84134	28,986
2017	$17.84134	$22.22666	26,280
2018	$22.22666	$17.69184	25,355
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.62299	$12.38902	15,615
2010	$12.38902	$13.88923	12,153
2011	$13.88923	$13.67469	11,422
2012	$13.67469	$15.72153	9,256
2013	$15.72153	$20.90601	8,823
2014	$20.90601	$23.43606	7,515
2015	$23.43606	$22.56125	5,821
2016	$22.56125	$24.87945	4,016
2017	$24.87945	$30.08308	3,847
2018	$30.08308	$27.34392	3,175
Putnam VT Research Fund - Class IB
2009	$9.41469	$12.33975	10,441
2010	$12.33975	$14.13239	7,484
2011	$14.13239	$13.66512	7,135
2012	$13.66512	$15.85694	5,908
2013	$15.85694	$20.81104	4,779
2014	$20.81104	$23.52360	4,347
2015	$23.52360	$22.79187	4,235
2016	$22.79187	$24.69154	3,771
2017	$24.69154	$29.97454	3,647
2018	$29.97454	$28.10748	3,516
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.65438	$13.85454	13,743
2010	$13.85454	$16.30093	27,797
2011	$16.30093	$15.22683	17,793
2012	$15.22683	$17.49552	11,554
2013	$17.49552	$23.49150	9,747
2014	$23.49150	$26.23654	9,135
2015	$26.23654	$25.74456	8,425
2016	$25.74456	$27.30980	7,982
2017	$27.30980	$34.73273	7,476
2018	$34.73273	$33.65764	5,920
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase)
Option, added prior to May 1, 2003
Mortality & Expense = 1.45

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.67629	$8.89594	0
2010	$8.89594	$10.23127	0
2011	$10.23127	$9.78362	0
2012	$9.78362	$11.17600	0
2013	$11.17600	$14.39540	0
2014	$14.39540	$15.80953	0
2015	$15.80953	$15.61485	0
2016	$15.61485	$16.54678	0
2017	$16.54678	$19.79084	0
2018	$19.79084	$18.17319	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.20816	$10.00758	0
2010	$10.00758	$11.07849	0
2011	$11.07849	$10.85062	0
2012	$10.85062	$11.90845	0
2013	$11.90845	$13.25890	0
2014	$13.25890	$13.59064	0
2015	$13.59064	$13.29686	0
2016	$13.29686	$13.76346	0
2017	$13.76346	$15.27164	0
2018	$15.27164	$14.38066	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.49722	$9.47948	0
2010	$9.47948	$10.66016	0
2011	$10.66016	$10.35550	0
2012	$10.35550	$11.51656	0
2013	$11.51656	$13.09881	0
2014	$13.09881	$13.47606	0
2015	$13.47606	$13.19420	0
2016	$13.19420	$13.73152	0
2017	$13.73152	$15.70407	0
2018	$15.70407	$14.50732	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.97362	$8.99790	0
2010	$8.99790	$10.25682	0
2011	$10.25682	$9.80350	0
2012	$9.80350	$11.10624	0
2013	$11.10624	$13.26286	0
2014	$13.26286	$13.66413	0
2015	$13.66413	$13.36886	0
2016	$13.36886	$13.98839	0
2017	$13.98839	$16.60794	0
2018	$16.60794	$15.01940	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.46829	$10.67642	0
2010	$10.67642	$11.26322	0
2011	$11.26322	$11.23283	0
2012	$11.23283	$11.73954	0
2013	$11.73954	$12.14848	0
2014	$12.14848	$12.37203	0
2015	$12.37203	$12.09979	0
2016	$12.09979	$12.39843	0
2017	$12.39843	$13.21567	0
2018	$13.21567	$12.70299	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.52715	0
2016	$18.52715	$18.23566	0
2017	$18.23566	$24.06926	0
2018	$24.06926	$26.56457	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.91835	$8.59463	0
2010	$8.59463	$9.69894	0
2011	$9.69894	$9.71042	0
2012	$9.71042	$11.04377	0
2013	$11.04377	$14.32892	0
2014	$14.32892	$15.96680	0
2015	$15.96680	$15.87496	0
2016	$15.87496	$17.42388	0
2017	$17.42388	$20.80896	0
2018	$20.80896	$19.49891	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.65413	$9.14681	0
2010	$9.14681	$11.56751	0
2011	$11.56751	$10.14329	0
2012	$10.14329	$11.42941	0
2013	$11.42941	$15.27454	0
2014	$15.27454	$15.93024	0
2015	$15.93024	$15.41375	0
2016	$15.41375	$16.96942	0
2017	$16.96942	$20.12098	0
2018	$20.12098	$16.86683	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.31560	$12.84082	0
2010	$12.84082	$14.73699	0
2011	$14.73699	$14.84457	0
2012	$14.84457	$16.38640	0
2013	$16.38640	$20.88944	0
2014	$20.88944	$22.42400	0
2015	$22.42400	$21.85571	0
2016	$21.85571	$23.99684	0
2017	$23.99684	$27.34830	0
2018	$27.34830	$25.66724	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.22195	$12.29954	0
2010	$12.29954	$13.63111	0
2011	$13.63111	$13.72773	0
2012	$13.72773	$15.21043	0
2013	$15.21043	$17.04679	0
2014	$17.04679	$17.54117	0
2015	$17.54117	$16.03634	0
2016	$16.03634	$17.98616	0
2017	$17.98616	$19.40436	0
2018	$19.40436	$18.26420	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.67791	$9.79735	0
2010	$9.79735	$10.75360	0
2011	$10.75360	$10.41829	0
2012	$10.41829	$11.51476	0
2013	$11.51476	$14.56918	0
2014	$14.56918	$16.11593	0
2015	$16.11593	$16.74310	0
2016	$16.74310	$16.17407	0
2017	$16.17407	$20.38244	0
2018	$20.38244	$19.75342	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.52674	$10.34240	0
2010	$10.34240	$11.38941	0
2011	$11.38941	$10.87143	0
2012	$10.87143	$12.12108	0
2013	$12.12108	$15.21482	0
2014	$15.21482	$15.81959	0
2015	$15.81959	$14.99217	0
2016	$14.99217	$16.54253	0
2017	$16.54253	$17.67196	0
2018	$17.67196	$15.43179	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.22872	$13.92151	0
2010	$13.92151	$15.22628	0
2011	$15.22628	$14.82101	0
2012	$14.82101	$16.65378	0
2013	$16.65378	$21.01019	0
2014	$21.01019	$22.13744	0
2015	$22.13744	$20.69942	0
2016	$20.69942	$23.63047	0
2017	$23.63047	$25.18561	0
2018	$25.18561	$22.52593	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.83264	$17.57269	0
2010	$17.57269	$22.16291	0
2011	$22.16291	$20.98039	0
2012	$20.98039	$24.43001	0
2013	$24.43001	$32.73746	0
2014	$32.73746	$32.38437	0
2015	$32.38437	$29.50020	0
2016	$29.50020	$37.77766	0
2017	$37.77766	$41.12011	0
2018	$41.12011	$35.23662	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.64778	$16.44908	0
2010	$16.44908	$20.64896	0
2011	$20.64896	$19.32977	0
2012	$19.32977	$21.07501	0
2013	$21.07501	$28.63896	0
2014	$28.63896	$30.27411	0
2015	$30.27411	$28.98626	0
2016	$28.98626	$29.70112	0
2017	$29.70112	$35.46916	0
2018	$35.46916	$33.01258	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.72051	$11.88509	0
2010	$11.88509	$12.30784	0
2011	$12.30784	$12.79425	0
2012	$12.79425	$12.82134	0
2013	$12.82134	$12.32877	0
2014	$12.32877	$12.53694	0
2015	$12.53694	$12.38984	0
2016	$12.38984	$12.26807	0
2017	$12.26807	$12.22965	0
2018	$12.22965	$12.06933	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.30235	$32.76821	0
2010	$32.76821	$37.89959	0
2011	$37.89959	$31.36782	0
2012	$31.36782	$34.91297	0
2013	$34.91297	$34.02371	0
2014	$34.02371	$30.65734	0
2015	$30.65734	$24.24302	0
2016	$24.24302	$28.00589	0
2017	$28.00589	$38.68202	0
2018	$38.68202	$32.03688	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.69640	$18.46210	0
2010	$18.46210	$19.68615	0
2011	$19.68615	$17.30449	0
2012	$17.30449	$20.12334	0
2013	$20.12334	$24.34015	0
2014	$24.34015	$21.27582	0
2015	$21.27582	$19.56809	0
2016	$19.56809	$20.62914	0
2017	$20.62914	$23.68033	0
2018	$23.68033	$19.69462	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.58095	$20.52337	0
2010	$20.52337	$23.10363	0
2011	$23.10363	$22.52776	0
2012	$22.52776	$25.49571	0
2013	$25.49571	$25.48614	0
2014	$25.48614	$25.52769	0
2015	$25.52769	$24.02809	0
2016	$24.02809	$24.32962	0
2017	$24.32962	$24.39379	0
2018	$24.39379	$24.45810	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.58142	$12.35219	0
2010	$12.35219	$14.52692	0
2011	$14.52692	$13.37603	0
2012	$13.37603	$14.91874	0
2013	$14.91874	$20.51385	0
2014	$20.51385	$21.82565	0
2015	$21.82565	$22.48745	0
2016	$22.48745	$22.56580	0
2017	$22.56580	$28.19747	0
2018	$28.19747	$26.65531	0
Invesco V.I. American Value Fund - Series I
2009	$9.07984	$12.43252	0
2010	$12.43252	$14.94861	0
2011	$14.94861	$14.83951	0
2012	$14.83951	$17.12157	0
2013	$17.12157	$22.61174	0
2014	$22.61174	$24.40956	0
2015	$24.40956	$21.81778	0
2016	$21.81778	$24.78609	0
2017	$24.78609	$26.81118	0
2018	$26.81118	$23.03526	0
Invesco V.I. American Value Fund - Series II
2009	$9.02704	$12.35602	0
2010	$12.35602	$14.84937	0
2011	$14.84937	$14.72706	0
2012	$14.72706	$16.95840	0
2013	$16.95840	$22.34048	0
2014	$22.34048	$24.05678	0
2015	$24.05678	$21.44758	0
2016	$21.44758	$24.30739	0
2017	$24.30739	$26.22613	0
2018	$26.22613	$22.47626	0
Invesco V.I. Comstock Fund - Series II
2009	$8.04023	$10.15494	0
2010	$10.15494	$11.55629	0
2011	$11.55629	$11.12753	0
2012	$11.12753	$13.01587	0
2013	$13.01587	$17.36697	0
2014	$17.36697	$18.63672	0
2015	$18.63672	$17.19550	0
2016	$17.19550	$19.78754	0
2017	$19.78754	$22.88602	0
2018	$22.88602	$19.72621	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.91333	$11.94356	0
2010	$11.94356	$13.16120	0
2011	$13.16120	$12.77754	0
2012	$12.77754	$14.12437	0
2013	$14.12437	$17.35013	0
2014	$17.35013	$18.56176	0
2015	$18.56176	$17.78533	0
2016	$17.78533	$20.08988	0
2017	$20.08988	$21.89268	0
2018	$21.89268	$19.43834	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.43495	$15.17981	0
2010	$15.17981	$16.75137	0
2011	$16.75137	$16.10455	0
2012	$16.10455	$18.11251	0
2013	$18.11251	$23.83153	0
2014	$23.83153	$25.77662	0
2015	$25.77662	$24.51388	0
2016	$24.51388	$28.79806	0
2017	$28.79806	$32.30496	0
2018	$32.30496	$27.45559	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.59055	$11.67498	0
2010	$11.67498	$14.61572	0
2011	$14.61572	$13.03076	0
2012	$13.03076	$14.30671	0
2013	$14.30671	$19.22309	0
2014	$19.22309	$20.36216	0
2015	$20.36216	$20.23687	0
2016	$20.23687	$20.01981	0
2017	$20.01981	$24.05395	0
2018	$24.05395	$22.26901	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.40589	$12.42598	0
2010	$12.42598	$13.72736	0
2011	$13.72736	$14.09458	0
2012	$14.09458	$15.60039	0
2013	$15.60039	$16.59861	0
2014	$16.59861	$17.03606	0
2015	$17.03606	$16.50013	0
2016	$16.50013	$18.19968	0
2017	$18.19968	$19.55213	0
2018	$19.55213	$18.45809	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.53152	$11.81037	0
2010	$11.81037	$13.82712	0
2011	$13.82712	$12.99019	0
2012	$12.99019	$14.12864	0
2013	$14.12864	$18.86643	0
2014	$18.86643	$19.88226	0
2015	$19.88226	$18.88273	0
2016	$18.88273	$21.49832	0
2017	$21.49832	$23.80726	0
2018	$23.80726	$21.50626	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.11974	$9.49587	0
2010	$9.49587	$10.96662	0
2011	$10.96662	$10.13119	0
2012	$10.13119	$11.16915	0
2013	$11.16915	$14.92985	0
2014	$14.92985	$15.80878	0
2015	$15.80878	$15.10430	0
2016	$15.10430	$17.39992	0
2017	$17.39992	$19.40667	0
2018	$19.40667	$17.53323	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.81789	$12.62377	0
2010	$12.62377	$15.26339	0
2011	$15.26339	$13.50499	0
2012	$13.50499	$15.15613	0
2013	$15.15613	$20.43520	0
2014	$20.43520	$21.31999	0
2015	$21.31999	$21.54132	0
2016	$21.54132	$21.45035	0
2017	$21.45035	$25.93494	0
2018	$25.93494	$24.77189	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.71483	$9.60790	0
2010	$9.60790	$11.85380	0
2011	$11.85380	$11.19196	0
2012	$11.19196	$12.60911	0
2013	$12.60911	$16.16277	0
2014	$16.16277	$17.73037	0
2015	$17.73037	$16.77910	0
2016	$16.77910	$19.21056	0
2017	$19.21056	$20.18821	0
2018	$20.18821	$16.87047	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.83663	$20.26771	0
2010	$20.26771	$21.87745	0
2011	$21.87745	$23.00108	0
2012	$23.00108	$26.66711	0
2013	$26.66711	$23.93293	0
2014	$23.93293	$24.22083	0
2015	$24.22083	$23.54358	0
2016	$23.54358	$25.60888	0
2017	$25.60888	$27.60601	0
2018	$27.60601	$25.23978	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$11.01950	$14.04317	0
2010	$14.04317	$15.75326	0
2011	$15.75326	$16.89773	0
2012	$16.89773	$19.21115	0
2013	$19.21115	$22.61141	0
2014	$22.61141	$23.24374	0
2015	$23.24374	$24.28051	0
2016	$24.28051	$25.17785	0
2017	$25.17785	$31.14523	0
2018	$31.14523	$30.09176	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.51454	$12.23678	0
2010	$12.23678	$14.78796	0
2011	$14.78796	$14.13887	0
2012	$14.13887	$15.90577	0
2013	$15.90577	$23.16614	0
2014	$23.16614	$24.23560	0
2015	$24.23560	$26.75580	0
2016	$26.75580	$25.88763	0
2017	$25.88763	$36.45359	0
2018	$36.45359	$38.55791	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.42244	$12.05684	0
2010	$12.05684	$14.54077	0
2011	$14.54077	$13.86789	0
2012	$13.86789	$15.55678	0
2013	$15.55678	$22.60435	0
2014	$22.60435	$23.58743	0
2015	$23.58743	$25.97730	0
2016	$25.97730	$25.06127	0
2017	$25.06127	$35.20950	0
2018	$35.20950	$37.15829	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.20062	$9.59772	0
2010	$9.59772	$12.48690	0
2011	$12.48690	$11.40121	0
2012	$11.40121	$12.16574	0
2013	$12.16574	$16.45179	0
2014	$16.45179	$16.47984	0
2015	$16.47984	$15.23860	0
2016	$15.23860	$13.66393	0
2017	$13.66393	$18.62932	0
2018	$18.62932	$20.25211	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$15.00425	$18.96310	0
2010	$18.96310	$24.16001	0
2011	$24.16001	$25.11017	0
2012	$25.11017	$28.55559	0
2013	$28.55559	$28.57935	0
2014	$28.57935	$36.38302	0
2015	$36.38302	$36.47431	0
2016	$36.47431	$38.22708	0
2017	$38.22708	$38.68271	0
2018	$38.68271	$35.01509	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.42963	$11.95223	0
2010	$11.95223	$12.83127	0
2011	$12.83127	$12.44784	0
2012	$12.44784	$13.93363	0
2013	$13.93363	$17.73845	0
2014	$17.73845	$20.08698	0
2015	$20.08698	$20.40320	0
2016	$20.40320	$19.58195	0
2017	$19.58195	$24.36819	0
2018	$24.36819	$22.54047	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.89550	$10.63946	0
2010	$10.63946	$11.79179	0
2011	$11.79179	$11.64331	0
2012	$11.64331	$12.83817	0
2013	$12.83817	$14.24826	0
2014	$14.24826	$15.13806	0
2015	$15.13806	$14.97422	0
2016	$14.97422	$15.46019	0
2017	$15.46019	$16.56896	0
2018	$16.56896	$15.39522	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.45637	$11.00105	0
2010	$11.00105	$13.75992	0
2011	$13.75992	$13.64787	0
2012	$13.64787	$15.59345	0
2013	$15.59345	$20.80195	0
2014	$20.80195	$21.59113	0
2015	$21.59113	$22.58509	0
2016	$22.58509	$22.67761	0
2017	$22.67761	$28.65546	0
2018	$28.65546	$26.40782	0
Oppenheimer Global Fund/VA - Service Shares
2009	$13.22916	$18.13308	0
2010	$18.13308	$20.63673	0
2011	$20.63673	$18.56797	0
2012	$18.56797	$22.08900	0
2013	$22.08900	$27.59121	0
2014	$27.59121	$27.69667	0
2015	$27.69667	$28.24288	0
2016	$28.24288	$27.73732	0
2017	$27.73732	$37.19519	0
2018	$37.19519	$31.68422	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.50114	$14.55967	0
2010	$14.55967	$16.43654	0
2011	$16.43654	$16.27262	0
2012	$16.27262	$18.10971	0
2013	$18.10971	$17.74734	0
2014	$17.74734	$17.89120	0
2015	$17.89120	$17.15926	0
2016	$17.15926	$17.93607	0
2017	$17.93607	$18.70867	0
2018	$18.70867	$17.56610	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.86862	$12.42410	0
2010	$12.42410	$14.15447	0
2011	$14.15447	$13.87902	0
2012	$13.87902	$15.91823	0
2013	$15.91823	$20.57972	0
2014	$20.57972	$22.34754	0
2015	$22.34754	$22.66397	0
2016	$22.66397	$24.81210	0
2017	$24.81210	$28.46798	0
2018	$28.46798	$25.73303	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.39991	$16.69495	0
2010	$16.69495	$20.20752	0
2011	$20.20752	$19.40313	0
2012	$19.40313	$22.45641	0
2013	$22.45641	$31.06135	0
2014	$31.06135	$34.11267	0
2015	$34.11267	$31.50852	0
2016	$31.50852	$36.47040	0
2017	$36.47040	$40.86628	0
2018	$40.86628	$35.95887	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.44315	$6.91098	0
2010	$6.91098	$7.56450	0
2011	$7.56450	$8.03071	0
2012	$8.03071	$8.70229	0
2013	$8.70229	$8.52703	0
2014	$8.52703	$8.96804	0
2015	$8.96804	$8.88303	0
2016	$8.88303	$9.00439	0
2017	$9.00439	$9.24535	0
2018	$9.24535	$8.97435	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.73930	0
2010	$12.73930	$14.11016	0
2011	$14.11016	$14.14591	0
2012	$14.14591	$16.59932	0
2013	$16.59932	$21.61977	0
2014	$21.61977	$23.95752	0
2015	$23.95752	$22.84758	0
2016	$22.84758	$25.54026	0
2017	$25.54026	$29.84036	0
2018	$29.84036	$26.85874	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.40271	$10.38292	0
2010	$10.38292	$11.31832	0
2011	$11.31832	$11.44141	0
2012	$11.44141	$12.66391	0
2013	$12.66391	$14.71021	0
2014	$14.71021	$16.01393	0
2015	$16.01393	$15.57323	0
2016	$15.57323	$16.54562	0
2017	$16.54562	$18.73121	0
2018	$18.73121	$17.84471	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.37091	$13.79218	0
2010	$13.79218	$15.55889	0
2011	$15.55889	$15.24023	0
2012	$15.24023	$17.11803	0
2013	$17.11803	$20.11949	0
2014	$20.11949	$21.65432	0
2015	$21.65432	$21.33602	0
2016	$21.33602	$22.39596	0
2017	$22.39596	$25.40972	0
2018	$25.40972	$23.17819	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.71474	$13.27947	0
2010	$13.27947	$13.38403	0
2011	$13.38403	$13.00994	0
2012	$13.00994	$15.64554	0
2013	$15.64554	$21.80084	0
2014	$21.80084	$27.37099	0
2015	$27.37099	$29.01844	0
2016	$29.01844	$25.30351	0
2017	$25.30351	$28.69893	0
2018	$28.69893	$28.05988	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$18.13596	$19.15092	0
2010	$19.15092	$19.18228	0
2011	$19.18228	$17.84818	0
2012	$17.84818	$18.43940	0
2013	$18.43940	$20.64290	0
2014	$20.64290	$23.26479	0
2015	$23.26479	$20.61419	0
2016	$20.61419	$20.67788	0
2017	$20.67788	$24.85012	0
2018	$24.85012	$24.32710	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.52667	$10.37556	0
2010	$10.37556	$10.20922	0
2011	$10.20922	$10.04337	0
2012	$10.04337	$9.87920	0
2013	$9.87920	$9.71815	0
2014	$9.71815	$9.55973	0
2015	$9.55973	$9.40389	0
2016	$9.40389	$9.25107	0
2017	$9.25107	$9.12245	0
2018	$9.12245	$9.07848	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05402	0
2017	$10.05402	$12.94656	0
2018	$12.94656	$13.03697	0
Putnam VT High Yield Fund - Class IB
2009	$11.78617	$17.41084	0
2010	$17.41084	$19.53014	0
2011	$19.53014	$19.54768	0
2012	$19.54768	$22.30433	0
2013	$22.30433	$23.66184	0
2014	$23.66184	$23.63650	0
2015	$23.63650	$22.00451	0
2016	$22.00451	$25.01004	0
2017	$25.01004	$26.31944	0
2018	$26.31944	$24.83444	0
Putnam VT Income Fund - Class IB
2009	$8.61704	$12.43024	0
2010	$12.43024	$13.43320	0
2011	$13.43320	$13.87423	0
2012	$13.87423	$15.11222	0
2013	$15.11222	$15.14256	0
2014	$15.14256	$15.85584	0
2015	$15.85584	$15.36831	0
2016	$15.36831	$15.41918	0
2017	$15.41918	$16.01638	0
2018	$16.01638	$15.78499	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.48646	$15.30707	0
2010	$15.30707	$16.56576	0
2011	$16.56576	$13.53508	0
2012	$13.53508	$16.23025	0
2013	$16.23025	$20.44547	0
2014	$20.44547	$18.74712	0
2015	$18.74712	$18.46549	0
2016	$18.46549	$17.71786	0
2017	$17.71786	$22.06176	0
2018	$22.06176	$17.55172	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.59530	$12.34710	0
2010	$12.34710	$13.83521	0
2011	$13.83521	$13.61461	0
2012	$13.61461	$15.64448	0
2013	$15.64448	$20.79299	0
2014	$20.79299	$23.29753	0
2015	$23.29753	$22.41651	0
2016	$22.41651	$24.70729	0
2017	$24.70729	$29.85994	0
2018	$29.85994	$27.12741	0
Putnam VT Research Fund - Class IB
2009	$9.38761	$12.29801	0
2010	$12.29801	$14.07744	0
2011	$14.07744	$13.60509	0
2012	$13.60509	$15.77925	0
2013	$15.77925	$20.69857	0
2014	$20.69857	$23.38459	0
2015	$23.38459	$22.64567	0
2016	$22.64567	$24.52072	0
2017	$24.52072	$29.75225	0
2018	$29.75225	$27.88496	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.62372	$13.80764	0
2010	$13.80764	$16.23752	0
2011	$16.23752	$15.15990	0
2012	$15.15990	$17.40975	0
2013	$17.40975	$23.36447	0
2014	$23.36447	$26.08141	0
2015	$26.08141	$25.57932	0
2016	$25.57932	$27.12077	0
2017	$27.12077	$34.47502	0
2018	$34.47502	$33.39106	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option or Enhanced Beneficiary
Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option
(age 0-70)
Mortality & Expense = 1.50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.66719	$8.87927	9,686
2010	$8.87927	$10.20693	11,191
2011	$10.20693	$9.75539	2,456
2012	$9.75539	$11.13808	2,412
2013	$11.13808	$14.33926	796
2014	$14.33926	$15.73987	750
2015	$15.73987	$15.53814	702
2016	$15.53814	$16.45715	0
2017	$16.45715	$19.67376	0
2018	$19.67376	$18.05656	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.19698	$9.98886	0
2010	$9.98886	$11.05215	0
2011	$11.05215	$10.81933	0
2012	$10.81933	$11.86806	0
2013	$11.86806	$13.20722	0
2014	$13.20722	$13.53079	0
2015	$13.53079	$13.23157	0
2016	$13.23157	$13.68895	0
2017	$13.68895	$15.18134	0
2018	$15.18134	$14.28844	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.48700	$9.46176	0
2010	$9.46176	$10.63482	0
2011	$10.63482	$10.32566	0
2012	$10.32566	$11.47754	0
2013	$11.47754	$13.04780	0
2014	$13.04780	$13.41675	0
2015	$13.41675	$13.12947	0
2016	$13.12947	$13.65721	0
2017	$13.65721	$15.61126	0
2018	$15.61126	$14.41429	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.96413	$8.98108	0
2010	$8.98108	$10.23244	0
2011	$10.23244	$9.77524	0
2012	$9.77524	$11.06859	0
2013	$11.06859	$13.21118	0
2014	$13.21118	$13.60397	0
2015	$13.60397	$13.30323	0
2016	$13.30323	$13.91267	0
2017	$13.91267	$16.50974	0
2018	$16.50974	$14.92305	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.45540	$10.65647	0
2010	$10.65647	$11.23647	0
2011	$11.23647	$11.20047	0
2012	$11.20047	$11.69977	0
2013	$11.69977	$12.10118	0
2014	$12.10118	$12.31761	0
2015	$12.31761	$12.04044	0
2016	$12.04044	$12.33136	0
2017	$12.33136	$13.13759	0
2018	$13.13759	$12.62157	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.43619	0
2016	$18.43619	$18.13694	0
2017	$18.13694	$23.92695	0
2018	$23.92695	$26.39418	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.90894	$8.57858	0
2010	$8.57858	$9.67592	0
2011	$9.67592	$9.68245	0
2012	$9.68245	$11.00635	0
2013	$11.00635	$14.27312	0
2014	$14.27312	$15.89654	0
2015	$15.89654	$15.79706	0
2016	$15.79706	$17.32960	0
2017	$17.32960	$20.68598	0
2018	$20.68598	$19.37389	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.64507	$9.12970	1,895
2010	$9.12970	$11.54001	2,648
2011	$11.54001	$10.11404	948
2012	$10.11404	$11.39065	948
2013	$11.39065	$15.21501	0
2014	$15.21501	$15.86008	0
2015	$15.86008	$15.33807	0
2016	$15.33807	$16.87755	0
2017	$16.87755	$20.00200	0
2018	$20.00200	$16.75863	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.28023	$12.79029	13,961
2010	$12.79029	$14.67154	7,847
2011	$14.67154	$14.77115	6,961
2012	$14.77115	$16.29705	6,607
2013	$16.29705	$20.76499	5,562
2014	$20.76499	$22.27909	5,288
2015	$22.27909	$21.70343	5,171
2016	$21.70343	$23.81757	5,003
2017	$23.81757	$27.13037	4,898
2018	$27.13037	$25.44984	4,411

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.20009	$12.26417	13,742
2010	$12.26417	$13.58499	10,818
2011	$13.58499	$13.67434	9,407
2012	$13.67434	$15.14355	9,319
2013	$15.14355	$16.96321	14,563
2014	$16.96321	$17.44629	9,726
2015	$17.44629	$15.94148	4,834
2016	$15.94148	$17.87070	4,192
2017	$17.87070	$19.27014	4,126
2018	$19.27014	$18.12870	4,063
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.66133	$9.77121	3,300
2010	$9.77121	$10.71946	3,284
2011	$10.71946	$10.37994	3,354
2012	$10.37994	$11.46654	3,314
2013	$11.46654	$14.50079	2,903
2014	$14.50079	$16.03213	2,695
2015	$16.03213	$16.64758	2,524
2016	$16.64758	$16.07364	2,649
2017	$16.07364	$20.24572	362
2018	$20.24572	$19.61101	346
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.51513	$10.32306	0
2010	$10.32306	$11.36234	0
2011	$11.36234	$10.84009	0
2012	$10.84009	$12.07998	0
2013	$12.07998	$15.15553	0
2014	$15.15553	$15.74994	0
2015	$15.74994	$14.91856	0
2016	$14.91856	$16.45296	0
2017	$16.45296	$17.56745	0
2018	$17.56745	$15.33279	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.19020	$13.86671	14,212
2010	$13.86671	$15.15864	12,974
2011	$15.15864	$14.74766	3,783
2012	$14.74766	$16.56293	3,353
2013	$16.56293	$20.88495	2,774
2014	$20.88495	$21.99431	2,674
2015	$21.99431	$20.55514	1,411
2016	$20.55514	$23.45388	831
2017	$23.45388	$24.98485	813
2018	$24.98485	$22.33509	767
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.78521	$17.50353	2,397
2010	$17.50353	$22.06448	2,295
2011	$22.06448	$20.87663	2,054
2012	$20.87663	$24.29680	2,036
2013	$24.29680	$32.54243	1,883
2014	$32.54243	$32.17507	1,887
2015	$32.17507	$29.29463	1,875
2016	$29.29463	$37.49540	1,277
2017	$37.49540	$40.79239	1,277
2018	$40.79239	$34.93815	1,241

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.60783	$16.38433	1,882
2010	$16.38433	$20.55723	1,864
2011	$20.55723	$19.23414	1,947
2012	$19.23414	$20.96006	1,925
2013	$20.96006	$28.46828	578
2014	$28.46828	$30.07838	502
2015	$30.07838	$28.78422	414
2016	$28.78422	$29.47914	343
2017	$29.47914	$35.18641	46
2018	$35.18641	$32.73288	43
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.69273	$11.85090	6,789
2010	$11.85090	$12.26621	7,804
2011	$12.26621	$12.74451	7,262
2012	$12.74451	$12.76501	7,700
2013	$12.76501	$12.26836	9,136
2014	$12.26836	$12.46918	9,597
2015	$12.46918	$12.31662	9,762
2016	$12.31662	$12.18939	0
2017	$12.18939	$12.14512	0
2018	$12.14512	$11.97987	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.23616	$32.63926	183
2010	$32.63926	$37.73129	178
2011	$37.73129	$31.21267	164
2012	$31.21267	$34.72258	152
2013	$34.72258	$33.82097	66
2014	$33.82097	$30.45916	63
2015	$30.45916	$24.07403	59
2016	$24.07403	$27.79658	23
2017	$27.79658	$38.37370	22
2018	$38.37370	$31.76547	22
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.64945	$18.38944	10,854
2010	$18.38944	$19.59873	10,918
2011	$19.59873	$17.21891	8,058
2012	$17.21891	$20.01360	7,155
2013	$20.01360	$24.19512	6,664
2014	$24.19512	$21.13828	6,481
2015	$21.13828	$19.43169	6,008
2016	$19.43169	$20.47497	5,460
2017	$20.47497	$23.49157	1,844
2018	$23.49157	$19.52776	1,836
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.52071	$20.44265	2,215
2010	$20.44265	$23.00108	1,104
2011	$23.00108	$22.41638	1,128
2012	$22.41638	$25.35673	1,113
2013	$25.35673	$25.33434	1,206
2014	$25.33434	$25.36273	1,226
2015	$25.36273	$23.86068	1,251
2016	$23.86068	$24.14787	380
2017	$24.14787	$24.19939	378
2018	$24.19939	$24.25094	376

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.55542	$12.30357	3,809
2010	$12.30357	$14.46240	3,955
2011	$14.46240	$13.30987	2,200
2012	$13.30987	$14.83738	2,140
2013	$14.83738	$20.39162	2,058
2014	$20.39162	$21.68458	2,017
2015	$21.68458	$22.33074	1,989
2016	$22.33074	$22.39719	1,833
2017	$22.39719	$27.97275	1,821
2018	$27.97275	$26.42952	1,764
Invesco V.I. American Value Fund - Series I
2009	$9.05831	$12.39674	8,607
2010	$12.39674	$14.89801	3,621
2011	$14.89801	$14.78177	3,142
2012	$14.78177	$17.04628	2,971
2013	$17.04628	$22.50086	2,782
2014	$22.50086	$24.27752	2,690
2015	$24.27752	$21.68873	2,660
2016	$21.68873	$24.62699	2,482
2017	$24.62699	$26.62572	2,442
2018	$26.62572	$22.86437	2,359
Invesco V.I. American Value Fund - Series II
2009	$9.00563	$12.32045	1,070
2010	$12.32045	$14.79911	724
2011	$14.79911	$14.66976	734
2012	$14.66976	$16.88381	700
2013	$16.88381	$22.23092	586
2014	$22.23092	$23.92664	555
2015	$23.92664	$21.32071	607
2016	$21.32071	$24.15135	550
2017	$24.15135	$26.04471	0
2018	$26.04471	$22.30950	0
Invesco V.I. Comstock Fund - Series II
2009	$8.02116	$10.12570	4,037
2010	$10.12570	$11.51717	4,069
2011	$11.51717	$11.08422	4,170
2012	$11.08422	$12.95861	4,070
2013	$12.95861	$17.28178	3,377
2014	$17.28178	$18.53588	3,230
2015	$18.53588	$17.09376	3,211
2016	$17.09376	$19.66048	0
2017	$19.66048	$22.72766	0
2018	$22.72766	$19.57981	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.88982	$11.90918	9,399
2010	$11.90918	$13.11665	9,973
2011	$13.11665	$12.72783	0
2012	$12.72783	$14.06224	0
2013	$14.06224	$17.26504	0
2014	$17.26504	$18.46134	0
2015	$18.46134	$17.68012	0
2016	$17.68012	$19.96091	0
2017	$19.96091	$21.74123	0
2018	$21.74123	$19.29413	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.39229	$15.12005	11,753
2010	$15.12005	$16.67696	8,613
2011	$16.67696	$16.02487	4,086
2012	$16.02487	$18.01371	3,654
2013	$18.01371	$23.68950	3,383
2014	$23.68950	$25.60998	3,217
2015	$25.60998	$24.34302	3,092
2016	$24.34302	$28.58285	2,897
2017	$28.58285	$32.04746	2,741
2018	$32.04746	$27.22299	2,623
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.57253	$11.64137	2,812
2010	$11.64137	$14.56624	2,555
2011	$14.56624	$12.98005	2,555
2012	$12.98005	$14.24377	2,568
2013	$14.24377	$19.12880	2,453
2014	$19.12880	$20.25198	2,405
2015	$20.25198	$20.11713	2,362
2016	$20.11713	$19.89128	2,368
2017	$19.89128	$23.88752	2,333
2018	$23.88752	$22.10376	2,238
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.38562	$12.39289	6,903
2010	$12.39289	$13.68384	4,381
2011	$13.68384	$14.04278	1,583
2012	$14.04278	$15.53514	1,565
2013	$15.53514	$16.52077	1,573
2014	$16.52077	$16.94756	1,581
2015	$16.94756	$16.40606	1,586
2016	$16.40606	$18.08676	1,469
2017	$18.08676	$19.42107	0
2018	$19.42107	$18.32510	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.51096	$11.77888	6,518
2010	$11.77888	$13.78324	6,277
2011	$13.78324	$12.94241	6,277
2012	$12.94241	$14.06950	5,155
2013	$14.06950	$18.77792	5,155
2014	$18.77792	$19.77891	4,478
2015	$19.77891	$18.77503	3,639
2016	$18.77503	$21.36488	2,917
2017	$21.36488	$23.64760	0
2018	$23.64760	$21.35124	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.10220	$9.47053	2,321
2010	$9.47053	$10.93180	475
2011	$10.93180	$10.09390	277
2012	$10.09390	$11.12236	0
2013	$11.12236	$14.85976	0
2014	$14.85976	$15.72657	0
2015	$15.72657	$15.01811	0
2016	$15.01811	$17.29187	0
2017	$17.29187	$19.27647	0
2018	$19.27647	$17.40681	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.79887	$12.59014	1,562
2010	$12.59014	$15.21501	1,755
2011	$15.21501	$13.45534	1,925
2012	$13.45534	$15.09272	1,919
2013	$15.09272	$20.33935	2,055
2014	$20.33935	$21.20922	2,067
2015	$21.20922	$21.41850	2,046
2016	$21.41850	$21.31722	432
2017	$21.31722	$25.76106	0
2018	$25.76106	$24.59339	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.69819	$9.58229	4,288
2010	$9.58229	$11.81620	4,554
2011	$11.81620	$11.15082	3,611
2012	$11.15082	$12.55636	3,131
2013	$12.55636	$16.08696	3,099
2014	$16.08696	$17.63825	2,980
2015	$17.63825	$16.68345	2,836
2016	$16.68345	$19.09134	2,635
2017	$19.09134	$20.05286	2,192
2018	$20.05286	$16.74890	2,180
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.78234	$20.18798	266
2010	$20.18798	$21.78032	592
2011	$21.78032	$22.88735	210
2012	$22.88735	$26.52174	175
2013	$26.52174	$23.79036	149
2014	$23.79036	$24.06431	137
2015	$24.06431	$23.37954	125
2016	$23.37954	$25.41755	0
2017	$25.41755	$27.38602	0
2018	$27.38602	$25.02602	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.99152	$14.00040	1,662
2010	$14.00040	$15.69731	1,637
2011	$15.69731	$16.82919	1,604
2012	$16.82919	$19.12348	1,569
2013	$19.12348	$22.49679	1,533
2014	$22.49679	$23.11416	1,536
2015	$23.11416	$24.13287	1,504
2016	$24.13287	$25.01208	826
2017	$25.01208	$30.92463	822
2018	$30.92463	$29.86353	817
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.49671	$12.20155	1,117
2010	$12.20155	$14.73790	857
2011	$14.73790	$14.08386	763
2012	$14.08386	$15.83582	664
2013	$15.83582	$23.05256	201
2014	$23.05256	$24.10452	185
2015	$24.10452	$26.59757	184
2016	$26.59757	$25.72149	183
2017	$25.72149	$36.20148	181
2018	$36.20148	$38.27190	161

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.40483	$12.02212	6,833
2010	$12.02212	$14.49156	6,799
2011	$14.49156	$13.81395	6,798
2012	$13.81395	$15.48838	5,608
2013	$15.48838	$22.49354	5,553
2014	$22.49354	$23.45986	4,683
2015	$23.45986	$25.82369	3,806
2016	$25.82369	$24.90045	3,051
2017	$24.90045	$34.96602	0
2018	$34.96602	$36.88271	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.19218	$9.57977	1,019
2010	$9.57977	$12.45723	859
2011	$12.45723	$11.36835	947
2012	$11.36835	$12.12450	975
2013	$12.12450	$16.38767	797
2014	$16.38767	$16.40728	812
2015	$16.40728	$15.16378	855
2016	$15.16378	$13.58996	977
2017	$13.58996	$18.51917	0
2018	$18.51917	$20.12220	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.95279	$18.88845	3,811
2010	$18.88845	$24.05268	2,351
2011	$24.05268	$24.98595	1,596
2012	$24.98595	$28.39984	1,470
2013	$28.39984	$28.40903	1,227
2014	$28.40903	$36.14784	1,024
2015	$36.14784	$36.22012	963
2016	$36.22012	$37.94145	461
2017	$37.94145	$38.37442	459
2018	$38.37442	$34.71848	416
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.40537	$11.91177	4,612
2010	$11.91177	$12.78134	4,698
2011	$12.78134	$12.39312	3,735
2012	$12.39312	$13.86532	3,648
2013	$13.86532	$17.64251	3,558
2014	$17.64251	$19.96820	3,324
2015	$19.96820	$20.27224	2,062
2016	$20.27224	$19.44640	1,864
2017	$19.44640	$24.18737	1,854
2018	$24.18737	$22.36191	1,844
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.86498	$10.59756	9,067
2010	$10.59756	$11.73938	8,624
2011	$11.73938	$11.58569	996
2012	$11.58569	$12.76813	933
2013	$12.76813	$14.16334	882
2014	$14.16334	$15.04017	850
2015	$15.04017	$14.86983	796
2016	$14.86983	$15.34463	778
2017	$15.34463	$16.43685	796
2018	$16.43685	$15.26476	777

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.42736	$10.95774	2,094
2010	$10.95774	$13.69879	1,670
2011	$13.69879	$13.58035	1,567
2012	$13.58035	$15.50839	1,519
2013	$15.50839	$20.67797	1,439
2014	$20.67797	$21.45153	1,408
2015	$21.45153	$22.42764	1,340
2016	$22.42764	$22.50812	1,334
2017	$22.50812	$28.42702	1,283
2018	$28.42702	$26.18408	1,229
Oppenheimer Global Fund/VA - Service Shares
2009	$13.18381	$18.06174	1,649
2010	$18.06174	$20.54510	1,294
2011	$20.54510	$18.47614	1,277
2012	$18.47614	$21.96855	1,244
2013	$21.96855	$27.42682	1,255
2014	$27.42682	$27.51766	1,218
2015	$27.51766	$28.04606	1,185
2016	$28.04606	$27.53006	1,152
2017	$27.53006	$36.89875	1,103
2018	$36.89875	$31.41581	1,055
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.45829	$14.50239	13,713
2010	$14.50239	$16.36356	14,236
2011	$16.36356	$16.19214	17,358
2012	$16.19214	$18.01097	8,682
2013	$18.01097	$17.64161	7,454
2014	$17.64161	$17.77558	3,114
2015	$17.77558	$17.03972	2,996
2016	$17.03972	$17.80210	2,816
2017	$17.80210	$18.55960	2,815
2018	$18.55960	$17.41734	2,653
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.83477	$12.37519	10,245
2010	$12.37519	$14.09159	9,727
2011	$14.09159	$13.81035	7,000
2012	$13.81035	$15.83140	6,360
2013	$15.83140	$20.45709	4,835
2014	$20.45709	$22.20307	4,535
2015	$22.20307	$22.50601	4,268
2016	$22.50601	$24.62669	3,990
2017	$24.62669	$28.24107	2,948
2018	$28.24107	$25.51504	2,771
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.35739	$16.62923	2,709
2010	$16.62923	$20.11776	2,446
2011	$20.11776	$19.30712	2,460
2012	$19.30712	$22.33392	2,444
2013	$22.33392	$30.87623	1,116
2014	$30.87623	$33.89213	1,104
2015	$33.89213	$31.28890	75
2016	$31.28890	$36.19785	73
2017	$36.19785	$40.54052	66
2018	$40.54052	$35.65423	65

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.42925	$6.89256	8,224
2010	$6.89256	$7.54050	8,199
2011	$7.54050	$8.00119	7,684
2012	$8.00119	$8.66588	7,751
2013	$8.66588	$8.48704	8,400
2014	$8.48704	$8.92146	8,272
2015	$8.92146	$8.83242	8,110
2016	$8.83242	$8.94855	8,164
2017	$8.94855	$9.18342	0
2018	$9.18342	$8.90974	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.68919	2,814
2010	$12.68919	$14.04752	2,679
2011	$14.04752	$14.07597	2,617
2012	$14.07597	$16.50886	2,378
2013	$16.50886	$21.49104	2,180
2014	$21.49104	$23.80277	2,042
2015	$23.80277	$22.68845	2,045
2016	$22.68845	$25.34953	1,882
2017	$25.34953	$29.60266	3,217
2018	$29.60266	$26.63133	3,128
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.37390	$10.34206	12,533
2010	$10.34206	$11.26806	12,259
2011	$11.26806	$11.38483	3,772
2012	$11.38483	$12.59489	3,284
2013	$12.59489	$14.62261	3,224
2014	$14.62261	$15.91048	3,104
2015	$15.91048	$15.46476	2,997
2016	$15.46476	$16.42204	2,885
2017	$16.42204	$18.58198	2,789
2018	$18.58198	$17.69361	2,695
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.33535	$13.73791	794
2010	$13.73791	$15.48980	3,282
2011	$15.48980	$15.16487	785
2012	$15.16487	$17.02470	780
2013	$17.02470	$19.99963	1,224
2014	$19.99963	$21.51437	1,190
2015	$21.51437	$21.18736	1,156
2016	$21.18736	$22.22864	1,120
2017	$22.22864	$25.20723	1,087
2018	$25.20723	$22.98187	1,056
Putnam VT Global Health Care Fund - Class IB
2009	$10.67801	$13.22722	3,533
2010	$13.22722	$13.32460	3,444
2011	$13.32460	$12.94561	3,346
2012	$12.94561	$15.56026	3,154
2013	$15.56026	$21.67098	2,619
2014	$21.67098	$27.19414	2,607
2015	$27.19414	$28.81628	1,712
2016	$28.81628	$25.11449	1,706
2017	$25.11449	$28.47026	1,701
2018	$28.47026	$27.82225	1,656

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$18.07381	$19.07558	612
2010	$19.07558	$19.09710	616
2011	$19.09710	$17.75991	557
2012	$17.75991	$18.33887	465
2013	$18.33887	$20.51990	25
2014	$20.51990	$23.11443	25
2015	$23.11443	$20.47055	24
2016	$20.47055	$20.52339	24
2017	$20.52339	$24.65208	24
2018	$24.65208	$24.12105	24
Putnam VT Government Money Market Fund - Class IB
2009	$10.49057	$10.33472	5,070
2010	$10.33472	$10.16387	5,371
2011	$10.16387	$9.99369	5,261
2012	$9.99369	$9.82533	5,136
2013	$9.82533	$9.66025	5,542
2014	$9.66025	$9.49794	5,251
2015	$9.49794	$9.33835	4,928
2016	$9.33835	$9.18194	4,830
2017	$9.18194	$9.04974	6,229
2018	$9.04974	$9.00158	5,935
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05344	10,962
2017	$10.05344	$12.93930	10,219
2018	$12.93930	$13.02307	9,651
Putnam VT High Yield Fund - Class IB
2009	$11.74575	$17.34230	2,986
2010	$17.34230	$19.44338	2,833
2011	$19.44338	$19.45097	2,900
2012	$19.45097	$22.18268	2,613
2013	$22.18268	$23.52082	2,697
2014	$23.52082	$23.48369	2,724
2015	$23.48369	$21.85112	2,754
2016	$21.85112	$24.82311	426
2017	$24.82311	$26.10960	24
2018	$26.10960	$24.62402	24
Putnam VT Income Fund - Class IB
2009	$8.58747	$12.38131	14,218
2010	$12.38131	$13.37352	14,699
2011	$13.37352	$13.80560	11,722
2012	$13.80560	$15.02980	11,364
2013	$15.02980	$15.05233	13,007
2014	$15.05233	$15.75336	14,820
2015	$15.75336	$15.26121	14,838
2016	$15.26121	$15.30398	7,186
2017	$15.30398	$15.88874	2,829
2018	$15.88874	$15.65130	2,800

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.44364	$15.24682	9,012
2010	$15.24682	$16.49218	9,418
2011	$16.49218	$13.46811	8,405
2012	$13.46811	$16.14173	8,183
2013	$16.14173	$20.32364	5,318
2014	$20.32364	$18.62593	4,552
2015	$18.62593	$18.33680	4,334
2016	$18.33680	$17.58546	4,182
2017	$17.58546	$21.88591	3,842
2018	$21.88591	$17.40302	3,693
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.56240	$12.29851	8,218
2010	$12.29851	$13.77377	8,263
2011	$13.77377	$13.54727	8,034
2012	$13.54727	$15.55918	7,917
2013	$15.55918	$20.66911	6,267
2014	$20.66911	$23.14695	5,896
2015	$23.14695	$22.26029	5,807
2016	$22.26029	$24.52269	1,624
2017	$24.52269	$29.62198	1,616
2018	$29.62198	$26.89763	1,609
Putnam VT Research Fund - Class IB
2009	$9.35541	$12.24959	1,811
2010	$12.24959	$14.01490	1,815
2011	$14.01490	$13.53777	1,772
2012	$13.53777	$15.69317	1,718
2013	$15.69317	$20.57521	1,665
2014	$20.57521	$23.23339	1,595
2015	$23.23339	$22.48782	1,567
2016	$22.48782	$24.33745	1,533
2017	$24.33745	$29.51508	1,486
2018	$29.51508	$27.64870	1,447
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.58728	$13.75328	1,111
2010	$13.75328	$16.16539	2,269
2011	$16.16539	$15.08490	2,171
2012	$15.08490	$17.31479	2,104
2013	$17.31479	$23.22523	1,646
2014	$23.22523	$25.91280	1,574
2015	$25.91280	$25.40104	1,534
2016	$25.40104	$26.91809	1,507
2017	$26.91809	$34.20022	1,446
2018	$34.20022	$33.10817	1,392
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option
(age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
(Annual Increase) Option, added on or after May 1, 2003
Mortality & Expense = 1.55

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.65812	$8.86270	10,302
2010	$8.86270	$10.18270	10,876
2011	$10.18270	$9.72730	8,661
2012	$9.72730	$11.10034	6,115
2013	$11.10034	$14.28342	6,662
2014	$14.28342	$15.67061	3,366
2015	$15.67061	$15.46189	3,307
2016	$15.46189	$16.36809	3,266
2017	$16.36809	$19.55749	1,288
2018	$19.55749	$17.94077	1,269
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.18582	$9.97021	0
2010	$9.97021	$11.02590	0
2011	$11.02590	$10.78816	0
2012	$10.78816	$11.82784	0
2013	$11.82784	$13.15575	0
2014	$13.15575	$13.47121	0
2015	$13.47121	$13.16661	0
2016	$13.16661	$13.61483	0
2017	$13.61483	$15.09156	0
2018	$15.09156	$14.19676	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.47680	$9.44405	9,869
2010	$9.44405	$10.60954	0
2011	$10.60954	$10.29588	0
2012	$10.29588	$11.43861	0
2013	$11.43861	$12.99693	0
2014	$12.99693	$13.35764	0
2015	$13.35764	$13.06496	0
2016	$13.06496	$13.58324	0
2017	$13.58324	$15.51890	0
2018	$15.51890	$14.32178	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.95465	$8.96429	0
2010	$8.96429	$10.20811	0
2011	$10.20811	$9.74705	0
2012	$9.74705	$11.03103	0
2013	$11.03103	$13.15967	0
2014	$13.15967	$13.54404	0
2015	$13.54404	$13.23789	0
2016	$13.23789	$13.83731	0
2017	$13.83731	$16.41208	0
2018	$16.41208	$14.82729	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.44253	$10.63656	0
2010	$10.63656	$11.20978	0
2011	$11.20978	$11.16820	0
2012	$11.16820	$11.66009	0
2013	$11.66009	$12.05401	0
2014	$12.05401	$12.26335	0
2015	$12.26335	$11.98132	0
2016	$11.98132	$12.26459	0
2017	$12.26459	$13.05989	0
2018	$13.05989	$12.54059	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.34564	548
2016	$18.34564	$18.03871	562
2017	$18.03871	$23.78543	0
2018	$23.78543	$26.22481	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.89953	$8.56253	203
2010	$8.56253	$9.65291	0
2011	$9.65291	$9.65453	0
2012	$9.65453	$10.96902	0
2013	$10.96902	$14.21748	0
2014	$14.21748	$15.82651	681
2015	$15.82651	$15.71947	1,779
2016	$15.71947	$17.23574	1,717
2017	$17.23574	$20.56362	1,125
2018	$20.56362	$19.24956	1,117
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.63601	$9.11263	1,090
2010	$9.11263	$11.51258	984
2011	$11.51258	$10.08488	696
2012	$10.08488	$11.35202	691
2013	$11.35202	$15.15570	929
2014	$15.15570	$15.79022	227
2015	$15.79022	$15.26274	213
2016	$15.26274	$16.78612	204
2017	$16.78612	$19.88366	82
2018	$19.88366	$16.65107	82
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.25062	$12.74695	7,543
2010	$12.74695	$14.61441	6,690
2011	$14.61441	$14.70616	5,625
2012	$14.70616	$16.21708	3,574
2013	$16.21708	$20.65260	3,396
2014	$20.65260	$22.14724	3,235
2015	$22.14724	$21.56401	2,754
2016	$21.56401	$23.65257	2,664
2017	$23.65257	$26.92889	2,647
2018	$26.92889	$25.24809	2,618

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.17825	$12.22884	11,017
2010	$12.22884	$13.53897	12,411
2011	$13.53897	$13.62110	11,546
2012	$13.62110	$15.07691	9,417
2013	$15.07691	$16.87999	9,181
2014	$16.87999	$17.35189	1,160
2015	$17.35189	$15.84714	1,165
2016	$15.84714	$17.75594	170
2017	$17.75594	$19.13677	165
2018	$19.13677	$17.99415	166
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.64479	$9.74516	6,959
2010	$9.74516	$10.68545	6,749
2011	$10.68545	$10.34176	5,991
2012	$10.34176	$11.41854	4,273
2013	$11.41854	$14.43276	3,747
2014	$14.43276	$15.94880	4,157
2015	$15.94880	$16.55263	3,854
2016	$16.55263	$15.97385	4,119
2017	$15.97385	$20.10994	3,129
2018	$20.10994	$19.46966	1,921
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.50354	$10.30377	2,318
2010	$10.30377	$11.33535	1,325
2011	$11.33535	$10.80883	1,321
2012	$10.80883	$12.03900	1,312
2013	$12.03900	$15.09644	1,300
2014	$15.09644	$15.68055	1,127
2015	$15.68055	$14.84527	1,124
2016	$14.84527	$16.36384	1,118
2017	$16.36384	$17.46352	1,118
2018	$17.46352	$15.23439	1,124
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.15797	$13.81973	12,328
2010	$13.81973	$15.09961	12,151
2011	$15.09961	$14.68278	10,211
2012	$14.68278	$16.48166	5,620
2013	$16.48166	$20.77192	5,322
2014	$20.77192	$21.86415	3,430
2015	$21.86415	$20.42309	2,925
2016	$20.42309	$23.29139	2,208
2017	$23.29139	$24.79931	2,201
2018	$24.79931	$22.15803	2,345
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.74549	$17.44421	9,319
2010	$17.44421	$21.97854	9,101
2011	$21.97854	$20.78473	4,455
2012	$20.78473	$24.17752	1,876
2013	$24.17752	$32.36622	1,569
2014	$32.36622	$31.98456	1,506
2015	$31.98456	$29.10636	1,560
2016	$29.10636	$37.23554	1,468
2017	$37.23554	$40.48935	1,464
2018	$40.48935	$34.66107	1,462

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.57440	$16.32884	313
2010	$16.32884	$20.47721	285
2011	$20.47721	$19.14953	103
2012	$19.14953	$20.85722	99
2013	$20.85722	$28.31420	216
2014	$28.31420	$29.90037	72
2015	$29.90037	$28.59931	69
2016	$28.59931	$29.27491	68
2017	$29.27491	$34.92511	0
2018	$34.92511	$32.47339	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.66500	$11.81678	13,030
2010	$11.81678	$12.22467	11,945
2011	$12.22467	$12.69490	11,986
2012	$12.69490	$12.70883	10,574
2013	$12.70883	$12.20815	5,749
2014	$12.20815	$12.40168	4,589
2015	$12.40168	$12.24371	4,559
2016	$12.24371	$12.11111	4,538
2017	$12.11111	$12.06107	191
2018	$12.06107	$11.89095	5,341
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.18076	$32.52873	3,362
2010	$32.52873	$37.58442	3,754
2011	$37.58442	$31.07539	1,484
2012	$31.07539	$34.55224	1,134
2013	$34.55224	$33.63794	1,382
2014	$33.63794	$30.27890	192
2015	$30.27890	$23.91937	209
2016	$23.91937	$27.60401	193
2017	$27.60401	$38.08874	181
2018	$38.08874	$31.51365	183
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.61014	$18.32717	9,809
2010	$18.32717	$19.52244	9,788
2011	$19.52244	$17.14317	8,614
2012	$17.14317	$19.91541	6,932
2013	$19.91541	$24.06419	6,537
2014	$24.06419	$21.01319	6,866
2015	$21.01319	$19.30687	7,077
2016	$19.30687	$20.33312	6,604
2017	$20.33312	$23.31711	5,013
2018	$23.31711	$19.37294	4,186
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.47022	$20.37339	0
2010	$20.37339	$22.91149	0
2011	$22.91149	$22.31774	0
2012	$22.31774	$25.23228	0
2013	$25.23228	$25.19717	0
2014	$25.19717	$25.21259	0
2015	$25.21259	$23.70736	0
2016	$23.70736	$23.98053	0
2017	$23.98053	$24.01963	0
2018	$24.01963	$24.05864	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.53366	$12.26190	3,002
2010	$12.26190	$14.40609	2,990
2011	$14.40609	$13.25131	334
2012	$13.25131	$14.76457	253
2013	$14.76457	$20.28124	231
2014	$20.28124	$21.55623	169
2015	$21.55623	$22.18728	160
2016	$22.18728	$22.24201	163
2017	$22.24201	$27.76500	151
2018	$27.76500	$26.21999	141
Invesco V.I. American Value Fund - Series I
2009	$9.03680	$12.36102	3,755
2010	$12.36102	$14.84754	3,576
2011	$14.84754	$14.72423	3,511
2012	$14.72423	$16.97126	1,618
2013	$16.97126	$22.39046	1,518
2014	$22.39046	$24.14612	1,681
2015	$24.14612	$21.56037	1,666
2016	$21.56037	$24.46883	1,726
2017	$24.46883	$26.44143	1,599
2018	$26.44143	$22.69464	1,562
Invesco V.I. American Value Fund - Series II
2009	$8.98425	$12.28496	4,451
2010	$12.28496	$14.74898	4,183
2011	$14.74898	$14.61265	3,230
2012	$14.61265	$16.80951	3,068
2013	$16.80951	$22.12184	2,825
2014	$22.12184	$23.79713	2,800
2015	$23.79713	$21.19451	2,807
2016	$21.19451	$23.99623	2,775
2017	$23.99623	$25.86443	1,096
2018	$25.86443	$22.14388	815
Invesco V.I. Comstock Fund - Series II
2009	$8.00211	$10.09652	1,353
2010	$10.09652	$11.47815	1,300
2011	$11.47815	$11.04106	996
2012	$11.04106	$12.90158	746
2013	$12.90158	$17.19697	600
2014	$17.19697	$18.43553	809
2015	$18.43553	$16.99256	1,812
2016	$16.99256	$19.53420	1,735
2017	$19.53420	$22.57034	1,496
2018	$22.57034	$19.43446	1,484
Invesco V.I. Equity and Income Fund - Series II
2009	$9.86635	$11.87487	607
2010	$11.87487	$13.07221	601
2011	$13.07221	$12.67826	590
2012	$12.67826	$14.00036	561
2013	$14.00036	$17.18033	193
2014	$17.18033	$18.36140	2,236
2015	$18.36140	$17.57547	2,221
2016	$17.57547	$19.83269	2,198
2017	$19.83269	$21.59073	2,194
2018	$21.59073	$19.15089	119

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.35659	$15.06881	6,700
2010	$15.06881	$16.61199	6,113
2011	$16.61199	$15.95434	4,638
2012	$15.95434	$17.92528	2,536
2013	$17.92528	$23.56122	2,430
2014	$23.56122	$25.45836	1,945
2015	$25.45836	$24.18659	1,471
2016	$24.18659	$28.38477	1,363
2017	$28.38477	$31.80940	1,202
2018	$31.80940	$27.00711	1,217
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.55457	$11.60783	2,032
2010	$11.60783	$14.51691	1,906
2011	$14.51691	$12.92952	2,054
2012	$12.92952	$14.18109	0
2013	$14.18109	$19.03494	0
2014	$19.03494	$20.14235	0
2015	$20.14235	$19.99804	0
2016	$19.99804	$19.76349	0
2017	$19.76349	$23.72215	0
2018	$23.72215	$21.93965	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.36534	$12.35983	2,031
2010	$12.35983	$13.64040	1,736
2011	$13.64040	$13.99110	1,463
2012	$13.99110	$15.47008	1,377
2013	$15.47008	$16.44322	1,470
2014	$16.44322	$16.85942	1,497
2015	$16.85942	$16.31243	1,493
2016	$16.31243	$17.97441	1,423
2017	$17.97441	$19.29074	1,466
2018	$19.29074	$18.19294	1,081
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.49042	$11.74748	809
2010	$11.74748	$13.73952	185
2011	$13.73952	$12.89480	194
2012	$12.89480	$14.01059	192
2013	$14.01059	$18.68979	154
2014	$18.68979	$19.67609	147
2015	$19.67609	$18.66793	150
2016	$18.66793	$21.23221	138
2017	$21.23221	$23.48897	132
2018	$23.48897	$21.19731	138
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.08471	$9.44528	1,667
2010	$9.44528	$10.89711	1,677
2011	$10.89711	$10.05677	1,345
2012	$10.05677	$11.07581	1,522
2013	$11.07581	$14.79004	2,049
2014	$14.79004	$15.64482	1,265
2015	$15.64482	$14.93245	1,253
2016	$14.93245	$17.18450	1,211
2017	$17.18450	$19.14718	919
2018	$19.14718	$17.28133	919

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.77986	$12.55656	3,256
2010	$12.55656	$15.16671	3,230
2011	$15.16671	$13.40581	2,574
2012	$13.40581	$15.02949	2,568
2013	$15.02949	$20.24386	2,180
2014	$20.24386	$21.09890	2,166
2015	$21.09890	$21.29625	2,142
2016	$21.29625	$21.18480	2,150
2017	$21.18480	$25.58819	424
2018	$25.58819	$24.41601	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.68155	$9.55672	1,984
2010	$9.55672	$11.77869	1,655
2011	$11.77869	$11.10978	1,414
2012	$11.10978	$12.50377	1,268
2013	$12.50377	$16.01144	895
2014	$16.01144	$17.54651	816
2015	$17.54651	$16.58824	830
2016	$16.58824	$18.97279	770
2017	$18.97279	$19.91833	808
2018	$19.91833	$16.62814	868
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.73686	$20.11956	1,175
2010	$20.11956	$21.69546	1,015
2011	$21.69546	$22.78661	733
2012	$22.78661	$26.39154	599
2013	$26.39154	$23.66153	522
2014	$23.66153	$23.92182	522
2015	$23.92182	$23.22927	35
2016	$23.22927	$25.24139	35
2017	$25.24139	$27.18256	35
2018	$27.18256	$24.82755	36
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.96357	$13.95769	2,807
2010	$13.95769	$15.64147	2,995
2011	$15.64147	$16.76081	2,197
2012	$16.76081	$19.03609	1,151
2013	$19.03609	$22.38261	810
2014	$22.38261	$22.98515	807
2015	$22.98515	$23.98597	797
2016	$23.98597	$24.84722	784
2017	$24.84722	$30.70539	774
2018	$30.70539	$29.63685	644
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.47891	$12.16637	4,008
2010	$12.16637	$14.68796	3,857
2011	$14.68796	$14.02900	3,752
2012	$14.02900	$15.76610	2,977
2013	$15.76610	$22.93940	3,427
2014	$22.93940	$23.97399	2,583
2015	$23.97399	$26.44009	1,860
2016	$26.44009	$25.55622	1,856
2017	$25.55622	$35.95085	1,735
2018	$35.95085	$37.98774	1,578

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.38726	$11.98749	0
2010	$11.98749	$14.44246	0
2011	$14.44246	$13.76015	0
2012	$13.76015	$15.42017	135
2013	$15.42017	$22.38311	0
2014	$22.38311	$23.33282	0
2015	$23.33282	$25.67077	0
2016	$25.67077	$24.74045	0
2017	$24.74045	$34.72392	0
2018	$34.72392	$36.60883	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.18373	$9.56184	2,392
2010	$9.56184	$12.42759	2,212
2011	$12.42759	$11.33554	1,954
2012	$11.33554	$12.08333	2,033
2013	$12.08333	$16.32373	1,856
2014	$16.32373	$16.33496	1,869
2015	$16.33496	$15.08925	1,923
2016	$15.08925	$13.51629	2,046
2017	$13.51629	$18.40956	1,125
2018	$18.40956	$19.99300	297
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.90970	$18.82443	5,935
2010	$18.82443	$23.95899	4,800
2011	$23.95899	$24.87599	3,221
2012	$24.87599	$28.26045	2,289
2013	$28.26045	$28.25521	2,320
2014	$28.25521	$35.93384	1,973
2015	$35.93384	$35.98738	1,596
2016	$35.98738	$37.67855	1,473
2017	$37.67855	$38.08939	1,707
2018	$38.08939	$34.44319	1,645
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.38115	$11.87142	12,435
2010	$11.87142	$12.73159	12,226
2011	$12.73159	$12.33862	5,636
2012	$12.33862	$13.79730	4,872
2013	$13.79730	$17.54703	4,390
2014	$17.54703	$19.85002	3,873
2015	$19.85002	$20.14201	3,333
2016	$20.14201	$19.31168	2,914
2017	$19.31168	$24.00775	2,541
2018	$24.00775	$22.18464	2,210
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.83945	$10.56167	2,460
2010	$10.56167	$11.69368	1,966
2011	$11.69368	$11.53474	1,605
2012	$11.53474	$12.70549	1,567
2013	$12.70549	$14.08668	1,473
2014	$14.08668	$14.95116	1,396
2015	$14.95116	$14.77432	1,327
2016	$14.77432	$15.23834	1,254
2017	$15.23834	$16.31479	1,186
2018	$16.31479	$15.14374	1,119

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.40309	$10.92062	6,566
2010	$10.92062	$13.64546	6,464
2011	$13.64546	$13.52062	1,083
2012	$13.52062	$15.43231	754
2013	$15.43231	$20.56607	731
2014	$20.56607	$21.32460	656
2015	$21.32460	$22.28360	643
2016	$22.28360	$22.35221	645
2017	$22.35221	$28.21595	631
2018	$28.21595	$25.97654	622
Oppenheimer Global Fund/VA - Service Shares
2009	$13.14584	$18.00056	3,977
2010	$18.00056	$20.46510	4,117
2011	$20.46510	$18.39485	4,031
2012	$18.39485	$21.86074	2,481
2013	$21.86074	$27.27836	2,259
2014	$27.27836	$27.35479	873
2015	$27.35479	$27.86589	835
2016	$27.86589	$27.33933	866
2017	$27.33933	$36.62474	780
2018	$36.62474	$31.16676	751
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.42236	$14.45322	11,196
2010	$14.45322	$16.29977	9,489
2011	$16.29977	$16.12085	6,932
2012	$16.12085	$17.92252	10,289
2013	$17.92252	$17.54604	8,528
2014	$17.54604	$17.67029	9,226
2015	$17.67029	$16.93017	7,947
2016	$16.93017	$17.67866	7,891
2017	$17.67866	$18.42166	5,744
2018	$18.42166	$17.27916	5,695
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.80645	$12.33327	16,019
2010	$12.33327	$14.03672	14,691
2011	$14.03672	$13.74959	9,955
2012	$13.74959	$15.75372	7,415
2013	$15.75372	$20.34637	5,204
2014	$20.34637	$22.07168	4,929
2015	$22.07168	$22.36143	4,763
2016	$22.36143	$24.45608	4,581
2017	$24.45608	$28.03135	4,472
2018	$28.03135	$25.31276	4,112
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.32178	$16.57288	8,402
2010	$16.57288	$20.03939	7,808
2011	$20.03939	$19.22214	5,943
2012	$19.22214	$22.22429	3,988
2013	$22.22429	$30.70905	3,995
2014	$30.70905	$33.69149	3,348
2015	$33.69149	$31.08783	2,762
2016	$31.08783	$35.94700	2,345
2017	$35.94700	$40.23936	2,030
2018	$40.23936	$35.37148	1,795

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.41535	$6.87417	5,996
2010	$6.87417	$7.51656	5,976
2011	$7.51656	$7.97175	5,566
2012	$7.97175	$8.62960	5,725
2013	$8.62960	$8.44721	6,456
2014	$8.44721	$8.87506	6,389
2015	$8.87506	$8.78202	6,242
2016	$8.78202	$8.89298	6,252
2017	$8.89298	$9.12180	6,817
2018	$9.12180	$8.84549	3,693
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.64619	9,014
2010	$12.64619	$13.99280	8,473
2011	$13.99280	$14.01402	7,892
2012	$14.01402	$16.42782	7,114
2013	$16.42782	$21.37468	6,525
2014	$21.37468	$23.66185	6,548
2015	$23.66185	$22.54266	5,604
2016	$22.54266	$25.17386	5,094
2017	$25.17386	$29.38277	8,037
2018	$29.38277	$26.42017	5,902
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.34978	$10.30703	7,941
2010	$10.30703	$11.22419	7,278
2011	$11.22419	$11.33476	4,885
2012	$11.33476	$12.53309	3,059
2013	$12.53309	$14.54345	2,459
2014	$14.54345	$15.81631	1,951
2015	$15.81631	$15.36541	1,888
2016	$15.36541	$16.30827	1,747
2017	$16.30827	$18.44398	1,694
2018	$18.44398	$17.55336	966
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.30557	$13.69137	7,944
2010	$13.69137	$15.42948	7,387
2011	$15.42948	$15.09815	7,178
2012	$15.09815	$16.94117	6,914
2013	$16.94117	$19.89139	6,850
2014	$19.89139	$21.38705	6,255
2015	$21.38705	$21.05125	5,954
2016	$21.05125	$22.07464	6,176
2017	$22.07464	$25.02003	5,926
2018	$25.02003	$22.79967	5,380
Putnam VT Global Health Care Fund - Class IB
2009	$10.64724	$13.18242	9,643
2010	$13.18242	$13.27271	9,435
2011	$13.27271	$12.88865	3,822
2012	$12.88865	$15.48390	2,312
2013	$15.48390	$21.55368	1,333
2014	$21.55368	$27.03319	1,249
2015	$27.03319	$28.63115	1,175
2016	$28.63115	$24.94049	1,096
2017	$24.94049	$28.25882	1,021
2018	$28.25882	$27.60168	950

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$18.02173	$19.01093	84
2010	$19.01093	$19.02271	65
2011	$19.02271	$17.68175	47
2012	$17.68175	$18.24884	0
2013	$18.24884	$20.40877	0
2014	$20.40877	$22.97755	0
2015	$22.97755	$20.33896	0
2016	$20.33896	$20.38113	0
2017	$20.38113	$24.46891	0
2018	$24.46891	$23.92974	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.46034	$10.29970	20,609
2010	$10.29970	$10.12427	12,881
2011	$10.12427	$9.94971	9,311
2012	$9.94971	$9.77710	9,525
2013	$9.77710	$9.60794	10,807
2014	$9.60794	$9.44170	11,192
2015	$9.44170	$9.27834	8,608
2016	$9.27834	$9.11831	9,049
2017	$9.11831	$8.98250	10,308
2018	$8.98250	$8.93019	8,370
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05285	2,354
2017	$10.05285	$12.93205	2,354
2018	$12.93205	$13.00922	1,986
Putnam VT High Yield Fund - Class IB
2009	$11.71193	$17.28358	3,807
2010	$17.28358	$19.36770	3,414
2011	$19.36770	$19.36544	1,659
2012	$19.36544	$22.07388	1,538
2013	$22.07388	$23.39357	1,409
2014	$23.39357	$23.34477	1,408
2015	$23.34477	$21.71081	945
2016	$21.71081	$24.65122	874
2017	$24.65122	$25.91578	892
2018	$25.91578	$24.42888	745
Putnam VT Income Fund - Class IB
2009	$8.56276	$12.33940	9,120
2010	$12.33940	$13.32148	10,881
2011	$13.32148	$13.74490	7,389
2012	$13.74490	$14.95610	7,219
2013	$14.95610	$14.97089	7,436
2014	$14.97089	$15.66016	6,021
2015	$15.66016	$15.16321	5,880
2016	$15.16321	$15.19798	6,063
2017	$15.19798	$15.77078	6,340
2018	$15.77078	$15.52726	4,697

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.40778	$15.19516	4,435
2010	$15.19516	$16.42796	3,996
2011	$16.42796	$13.40884	2,717
2012	$13.40884	$16.06250	1,792
2013	$16.06250	$20.21360	1,696
2014	$20.21360	$18.51566	1,647
2015	$18.51566	$18.21896	1,634
2016	$18.21896	$17.46358	1,661
2017	$17.46358	$21.72331	839
2018	$21.72331	$17.26499	495
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.53482	$12.25680	4,534
2010	$12.25680	$13.72008	4,220
2011	$13.72008	$13.48762	1,699
2012	$13.48762	$15.48278	1,287
2013	$15.48278	$20.55715	1,193
2014	$20.55715	$23.00986	1,225
2015	$23.00986	$22.11720	1,213
2016	$22.11720	$24.35270	1,085
2017	$24.35270	$29.40188	628
2018	$29.40188	$26.68429	473
Putnam VT Research Fund - Class IB
2009	$9.32844	$12.20807	509
2010	$12.20807	$13.96030	0
2011	$13.96030	$13.47819	0
2012	$13.47819	$15.61613	0
2013	$15.61613	$20.46379	0
2014	$20.46379	$23.09583	0
2015	$23.09583	$22.34328	0
2016	$22.34328	$24.16878	0
2017	$24.16878	$29.29582	0
2018	$29.29582	$27.42945	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.55677	$13.70668	1,105
2010	$13.70668	$16.10241	1,918
2011	$16.10241	$15.01851	1,481
2012	$15.01851	$17.22981	0
2013	$17.22981	$23.09949	0
2014	$23.09949	$25.75940	0
2015	$25.75940	$25.23782	0
2016	$25.23782	$26.73157	0
2017	$26.73157	$33.94621	0
2018	$33.94621	$32.84567	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May 1, 2003
Mortality & Expense = 1.60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.64905	$8.84612	39,538
2010	$8.84612	$10.15847	36,285
2011	$10.15847	$9.69922	38,444
2012	$9.69922	$11.06267	26,445
2013	$11.06267	$14.22771	21,073
2014	$14.22771	$15.60153	16,829
2015	$15.60153	$15.38591	16,409
2016	$15.38591	$16.27939	13,232
2017	$16.27939	$19.44173	18,925
2018	$19.44173	$17.82557	16,895
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.17467	$9.95155	19,202
2010	$9.95155	$10.99968	19,078
2011	$10.99968	$10.75705	18,587
2012	$10.75705	$11.78771	17,419
2013	$11.78771	$13.10445	1,002
2014	$13.10445	$13.41186	320
2015	$13.41186	$13.10192	317
2016	$13.10192	$13.54106	303
2017	$13.54106	$15.00225	292
2018	$15.00225	$14.10561	209
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.46662	$9.42640	10,970
2010	$9.42640	$10.58431	10,352
2011	$10.58431	$10.26618	9,853
2012	$10.26618	$11.39979	9,376
2013	$11.39979	$12.94623	0
2014	$12.94623	$13.29876	0
2015	$13.29876	$13.00076	0
2016	$13.00076	$13.50963	0
2017	$13.50963	$15.42705	0
2018	$15.42705	$14.22982	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.94516	$8.94751	458
2010	$8.94751	$10.18384	421
2011	$10.18384	$9.71893	417
2012	$9.71893	$10.99361	414
2013	$10.99361	$13.10835	0
2014	$13.10835	$13.48435	0
2015	$13.48435	$13.17284	0
2016	$13.17284	$13.76235	0
2017	$13.76235	$16.31496	0
2018	$16.31496	$14.73211	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.42968	$10.61668	4,706
2010	$10.61668	$11.18311	5,120
2011	$11.18311	$11.13598	4,921
2012	$11.13598	$11.62053	4,751
2013	$11.62053	$12.00699	1,535
2014	$12.00699	$12.20930	552
2015	$12.20930	$11.92243	505
2016	$11.92243	$12.19811	0
2017	$12.19811	$12.98258	7,975
2018	$12.98258	$12.46006	7,924
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.25557	1,459
2016	$18.25557	$17.94103	1,447
2017	$17.94103	$23.64476	1,436
2018	$23.64476	$26.05655	1,040
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.89012	$8.54650	14,598
2010	$8.54650	$9.62994	12,814
2011	$9.62994	$9.62667	29,229
2012	$9.62667	$10.93178	21,317
2013	$10.93178	$14.16201	10,057
2014	$14.16201	$15.75675	5,926
2015	$15.75675	$15.64222	5,879
2016	$15.64222	$17.14233	7,949
2017	$17.14233	$20.44191	7,906
2018	$20.44191	$19.12595	7,739
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.62698	$9.09560	16,978
2010	$9.09560	$11.48523	18,372
2011	$11.48523	$10.05581	13,559
2012	$10.05581	$11.31353	11,621
2013	$11.31353	$15.09665	6,831
2014	$15.09665	$15.72070	6,337
2015	$15.72070	$15.18781	6,792
2016	$15.18781	$16.69525	6,368
2017	$16.69525	$19.76609	12,990
2018	$19.76609	$16.54423	10,786
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.22672	$12.71077	81,224
2010	$12.71077	$14.56552	67,997
2011	$14.56552	$14.64952	54,984
2012	$14.64952	$16.14637	51,146
2013	$16.14637	$20.55208	37,161
2014	$20.55208	$22.02823	27,938
2015	$22.02823	$21.43721	25,714
2016	$21.43721	$23.50155	22,550
2017	$23.50155	$26.74351	21,837
2018	$26.74351	$25.06161	17,039

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.15646	$12.19360	120,475
2010	$12.19360	$13.49309	58,137
2011	$13.49309	$13.56806	41,166
2012	$13.56806	$15.01054	30,994
2013	$15.01054	$16.79713	29,732
2014	$16.79713	$17.25791	19,233
2015	$17.25791	$15.75331	17,537
2016	$15.75331	$17.64186	14,109
2017	$17.64186	$19.00426	16,609
2018	$19.00426	$17.86052	15,429
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.62828	$9.71916	45,583
2010	$9.71916	$10.65152	43,854
2011	$10.65152	$10.30369	43,263
2012	$10.30369	$11.37069	36,449
2013	$11.37069	$14.36498	20,222
2014	$14.36498	$15.86581	16,377
2015	$15.86581	$16.45812	14,923
2016	$16.45812	$15.87459	14,828
2017	$15.87459	$19.97494	13,624
2018	$19.97494	$19.32918	11,956
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.49196	$10.28451	16,434
2010	$10.28451	$11.30842	10,319
2011	$11.30842	$10.77768	9,878
2012	$10.77768	$11.99818	6,523
2013	$11.99818	$15.03759	6,240
2014	$15.03759	$15.61148	5,720
2015	$15.61148	$14.77237	3,789
2016	$14.77237	$16.27521	2,531
2017	$16.27521	$17.36020	2,732
2018	$17.36020	$15.13660	2,255
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.13195	$13.78050	110,869
2010	$13.78050	$15.04909	102,660
2011	$15.04909	$14.62623	96,644
2012	$14.62623	$16.40979	88,207
2013	$16.40979	$20.67083	73,640
2014	$20.67083	$21.74666	60,507
2015	$21.74666	$20.30301	54,107
2016	$20.30301	$23.14270	41,807
2017	$23.14270	$24.62862	31,998
2018	$24.62862	$21.99438	30,471
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.71343	$17.39466	52,014
2010	$17.39466	$21.90496	49,524
2011	$21.90496	$20.70463	46,631
2012	$20.70463	$24.07207	40,152
2013	$24.07207	$32.20866	32,533
2014	$32.20866	$31.81266	27,050
2015	$31.81266	$28.93519	25,793
2016	$28.93519	$36.99779	22,576
2017	$36.99779	$40.21060	20,208
2018	$40.21060	$34.40505	18,346

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.54740	$16.28246	0
2010	$16.28246	$20.40867	0
2011	$20.40867	$19.07574	0
2012	$19.07574	$20.76624	0
2013	$20.76624	$28.17638	0
2014	$28.17638	$29.73967	0
2015	$29.73967	$28.43113	0
2016	$28.43113	$29.08798	0
2017	$29.08798	$34.68468	0
2018	$34.68468	$32.23353	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.63733	$11.78276	77,603
2010	$11.78276	$12.18328	40,348
2011	$12.18328	$12.64551	16,458
2012	$12.64551	$12.65292	29,540
2013	$12.65292	$12.14826	9,818
2014	$12.14826	$12.33456	6,089
2015	$12.33456	$12.17125	4,281
2016	$12.17125	$12.03331	1,586
2017	$12.03331	$11.97756	8,227
2018	$11.97756	$11.80266	16,424
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.13604	$32.43638	13,217
2010	$32.43638	$37.45869	13,884
2011	$37.45869	$30.95569	14,327
2012	$30.95569	$34.40159	11,988
2013	$34.40159	$33.47424	10,029
2014	$33.47424	$30.11620	9,071
2015	$30.11620	$23.77871	8,590
2016	$23.77871	$27.42777	7,670
2017	$27.42777	$37.82656	8,474
2018	$37.82656	$31.28090	8,431
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.57837	$18.27508	64,943
2010	$18.27508	$19.45705	66,221
2011	$19.45705	$17.07706	60,000
2012	$17.07706	$19.82850	46,392
2013	$19.82850	$23.94698	31,885
2014	$23.94698	$20.90019	28,284
2015	$20.90019	$19.19328	26,627
2016	$19.19328	$20.20323	22,394
2017	$20.20323	$23.15652	22,967
2018	$23.15652	$19.22978	22,805
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.42949	$20.31555	304
2010	$20.31555	$22.83483	90
2011	$22.83483	$22.23179	89
2012	$22.23179	$25.12229	89
2013	$25.12229	$25.07457	88
2014	$25.07457	$25.07714	88
2015	$25.07714	$23.56799	87
2016	$23.56799	$23.82747	87
2017	$23.82747	$23.85433	86
2018	$23.85433	$23.88100	86

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.51608	$12.22707	22,573
2010	$12.22707	$14.35787	19,466
2011	$14.35787	$13.20025	16,463
2012	$13.20025	$14.70018	12,517
2013	$14.70018	$20.18253	8,072
2014	$20.18253	$21.44040	6,185
2015	$21.44040	$22.05683	5,602
2016	$22.05683	$22.10002	5,416
2017	$22.10002	$27.57391	4,617
2018	$27.57391	$26.02636	4,174
Invesco V.I. American Value Fund - Series I
2009	$9.01535	$12.32539	40,402
2010	$12.32539	$14.79723	26,884
2011	$14.79723	$14.66687	21,845
2012	$14.66687	$16.89652	18,829
2013	$16.89652	$22.28052	17,853
2014	$22.28052	$24.01533	16,603
2015	$24.01533	$21.43266	18,244
2016	$21.43266	$24.31154	13,797
2017	$24.31154	$26.25827	13,604
2018	$26.25827	$22.52604	12,595
Invesco V.I. American Value Fund - Series II
2009	$8.96292	$12.24956	14,243
2010	$12.24956	$14.69900	16,572
2011	$14.69900	$14.55573	14,157
2012	$14.55573	$16.73549	10,900
2013	$16.73549	$22.01322	9,726
2014	$22.01322	$23.66825	9,053
2015	$23.66825	$21.06899	8,813
2016	$21.06899	$23.84200	7,900
2017	$23.84200	$25.68528	2,315
2018	$25.68528	$21.97938	1,968
Invesco V.I. Comstock Fund - Series II
2009	$7.98311	$10.06742	37,945
2010	$10.06742	$11.43925	31,506
2011	$11.43925	$10.99805	28,851
2012	$10.99805	$12.84477	23,347
2013	$12.84477	$17.11254	15,545
2014	$17.11254	$18.33567	12,668
2015	$18.33567	$16.89192	12,515
2016	$16.89192	$19.40863	11,349
2017	$19.40863	$22.41400	10,976
2018	$22.41400	$19.29009	9,262
Invesco V.I. Equity and Income Fund - Series II
2009	$9.84293	$11.84065	7,700
2010	$11.84065	$13.02792	6,753
2011	$13.02792	$12.62889	6,817
2012	$12.62889	$13.93871	6,038
2013	$13.93871	$17.09598	4,874
2014	$17.09598	$18.26198	4,386
2015	$18.26198	$17.47140	7,181
2016	$17.47140	$19.70524	5,256
2017	$19.70524	$21.44120	3,782
2018	$21.44120	$19.00865	3,516

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.32777	$15.02602	72,012
2010	$15.02602	$16.55640	59,872
2011	$16.55640	$15.89287	47,752
2012	$15.89287	$17.84712	36,181
2013	$17.84712	$23.44655	24,632
2014	$23.44655	$25.32155	20,246
2015	$25.32155	$24.04437	18,805
2016	$24.04437	$28.20356	16,144
2017	$28.20356	$31.59045	15,169
2018	$31.59045	$26.80767	13,094
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.53663	$11.57438	31,347
2010	$11.57438	$14.46770	22,911
2011	$14.46770	$12.87915	17,007
2012	$12.87915	$14.11865	15,684
2013	$14.11865	$18.94150	12,482
2014	$18.94150	$20.03328	11,760
2015	$20.03328	$19.87964	2,614
2016	$19.87964	$19.63651	2,559
2017	$19.63651	$23.55790	2,064
2018	$23.55790	$21.77672	2,025
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.34511	$12.32687	33,109
2010	$12.32687	$13.59709	31,465
2011	$13.59709	$13.93959	28,240
2012	$13.93959	$15.40526	19,405
2013	$15.40526	$16.36600	16,164
2014	$16.36600	$16.77171	13,167
2015	$16.77171	$16.21931	13,649
2016	$16.21931	$17.86274	11,511
2017	$17.86274	$19.16125	16,573
2018	$19.16125	$18.06169	15,609
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.46992	$11.71614	5,648
2010	$11.71614	$13.69591	5,634
2011	$13.69591	$12.84735	5,508
2012	$12.84735	$13.95191	6,184
2013	$13.95191	$18.60205	5,356
2014	$18.60205	$19.57374	3,352
2015	$19.57374	$18.56137	3,233
2016	$18.56137	$21.10032	2,915
2017	$21.10032	$23.33133	2,730
2018	$23.33133	$21.04441	2,551
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.06723	$9.42006	23,495
2010	$9.42006	$10.86249	19,637
2011	$10.86249	$10.01971	16,205
2012	$10.01971	$11.02937	8,740
2013	$11.02937	$14.72054	7,370
2014	$14.72054	$15.56339	6,093
2015	$15.56339	$14.84716	3,811
2016	$14.84716	$17.07769	3,618
2017	$17.07769	$19.01860	5,805
2018	$19.01860	$17.15660	5,702

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.76088	$12.52303	20,385
2010	$12.52303	$15.11853	18,028
2011	$15.11853	$13.35644	13,664
2012	$13.35644	$14.96650	11,879
2013	$14.96650	$20.14877	10,086
2014	$20.14877	$20.98911	9,699
2015	$20.98911	$21.17465	9,648
2016	$21.17465	$21.05316	7,021
2017	$21.05316	$25.41642	1,355
2018	$25.41642	$24.23987	1,229
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.66494	$9.53121	28,021
2010	$9.53121	$11.74128	23,868
2011	$11.74128	$11.06885	22,431
2012	$11.06885	$12.45136	16,794
2013	$12.45136	$15.93622	9,260
2014	$15.93622	$17.45519	7,944
2015	$17.45519	$16.49349	7,516
2016	$16.49349	$18.85484	5,807
2017	$18.85484	$19.78457	12,060
2018	$19.78457	$16.50811	10,895
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.70017	$20.06245	15,317
2010	$20.06245	$21.62288	18,858
2011	$21.62288	$22.69886	16,361
2012	$22.69886	$26.27652	16,958
2013	$26.27652	$23.54642	16,702
2014	$23.54642	$23.79332	14,618
2015	$23.79332	$23.09274	14,215
2016	$23.09274	$25.08030	13,344
2017	$25.08030	$26.99550	10,368
2018	$26.99550	$24.64423	9,995
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.93572	$13.91515	14,053
2010	$13.91515	$15.58589	13,646
2011	$15.58589	$16.69278	12,772
2012	$16.69278	$18.94913	8,723
2013	$18.94913	$22.26903	4,088
2014	$22.26903	$22.85689	3,597
2015	$22.85689	$23.83998	5,584
2016	$23.83998	$24.68346	4,442
2017	$24.68346	$30.48770	3,403
2018	$30.48770	$29.41185	3,012
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.46114	$12.13130	27,265
2010	$12.13130	$14.63818	19,511
2011	$14.63818	$13.97435	17,882
2012	$13.97435	$15.69667	16,748
2013	$15.69667	$22.82677	12,712
2014	$22.82677	$23.84414	7,638
2015	$23.84414	$26.28351	9,271
2016	$26.28351	$25.39199	9,367
2017	$25.39199	$35.70188	8,271
2018	$35.70188	$37.70561	7,662

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.36972	$11.95295	1,064
2010	$11.95295	$14.39354	1,001
2011	$14.39354	$13.70659	1,053
2012	$13.70659	$15.35233	1,054
2013	$15.35233	$22.27331	863
2014	$22.27331	$23.20656	497
2015	$23.20656	$25.51887	449
2016	$25.51887	$24.58157	1,362
2017	$24.58157	$34.48361	1,244
2018	$34.48361	$36.33711	917
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.17530	$9.54394	13,049
2010	$9.54394	$12.39802	12,013
2011	$12.39802	$11.30283	11,545
2012	$11.30283	$12.04231	9,830
2013	$12.04231	$16.26006	6,378
2014	$16.26006	$16.26295	3,685
2015	$16.26295	$15.01509	3,580
2016	$15.01509	$13.44305	2,451
2017	$13.44305	$18.30060	1,987
2018	$18.30060	$19.86462	1,715
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.87489	$18.77091	26,760
2010	$18.77091	$23.87875	22,937
2011	$23.87875	$24.78009	17,029
2012	$24.78009	$28.13715	13,017
2013	$28.13715	$28.11762	10,773
2014	$28.11762	$35.74069	7,747
2015	$35.74069	$35.77572	7,525
2016	$35.77572	$37.43796	6,728
2017	$37.43796	$37.82716	6,789
2018	$37.82716	$34.18878	6,047
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.35702	$11.83121	111,227
2010	$11.83121	$12.68200	69,326
2011	$12.68200	$12.28431	58,231
2012	$12.28431	$13.72958	53,625
2013	$13.72958	$17.45204	45,590
2014	$17.45204	$19.73251	33,364
2015	$19.73251	$20.01259	30,757
2016	$20.01259	$19.17786	30,151
2017	$19.17786	$23.82942	19,137
2018	$23.82942	$22.00873	18,559
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.81882	$10.53167	32,392
2010	$10.53167	$11.65453	30,956
2011	$11.65453	$11.49028	22,174
2012	$11.49028	$12.65006	19,633
2013	$12.65006	$14.01810	16,819
2014	$14.01810	$14.87080	12,275
2015	$14.87080	$14.68743	10,126
2016	$14.68743	$15.14103	9,821
2017	$15.14103	$16.20247	9,955
2018	$16.20247	$15.03190	8,752

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.38348	$10.88959	30,711
2010	$10.88959	$13.59976	22,976
2011	$13.59976	$13.46850	20,194
2012	$13.46850	$15.36497	12,384
2013	$15.36497	$20.46593	11,148
2014	$20.46593	$21.20996	10,615
2015	$21.20996	$22.15253	6,300
2016	$22.15253	$22.20946	4,020
2017	$22.20946	$28.02167	2,745
2018	$28.02167	$25.78464	2,648
Oppenheimer Global Fund/VA - Service Shares
2009	$13.11518	$17.94942	35,012
2010	$17.94942	$20.39659	30,531
2011	$20.39659	$18.32396	26,652
2012	$18.32396	$21.76539	24,794
2013	$21.76539	$27.14558	16,677
2014	$27.14558	$27.20778	13,895
2015	$27.20778	$27.70202	13,063
2016	$27.70202	$27.16476	12,287
2017	$27.16476	$36.37261	11,163
2018	$36.37261	$30.93656	7,504
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.39341	$14.41219	141,347
2010	$14.41219	$16.24524	116,048
2011	$16.24524	$16.05876	92,778
2012	$16.05876	$17.84439	89,745
2013	$17.84439	$17.46066	92,894
2014	$17.46066	$17.57538	74,803
2015	$17.57538	$16.83065	70,268
2016	$16.83065	$17.56583	60,026
2017	$17.56583	$18.29489	68,555
2018	$18.29489	$17.15159	62,813
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.78356	$12.29823	117,880
2010	$12.29823	$13.98971	105,524
2011	$13.98971	$13.69661	89,311
2012	$13.69661	$15.68500	73,711
2013	$15.68500	$20.24730	56,002
2014	$20.24730	$21.95304	48,601
2015	$21.95304	$22.22993	44,478
2016	$22.22993	$24.29992	38,153
2017	$24.29992	$27.83838	33,280
2018	$27.83838	$25.12581	30,392
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.29304	$16.52581	36,740
2010	$16.52581	$19.97233	29,668
2011	$19.97233	$19.14809	22,064
2012	$19.14809	$22.12738	18,143
2013	$22.12738	$30.55962	12,196
2014	$30.55962	$33.51047	10,546
2015	$33.51047	$30.90508	11,994
2016	$30.90508	$35.71756	10,737
2017	$35.71756	$39.96245	13,778
2018	$39.96245	$35.11029	11,880

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.40151	$6.85583	37,514
2010	$6.85583	$7.49270	68,948
2011	$7.49270	$7.94241	60,827
2012	$7.94241	$8.59345	56,547
2013	$8.59345	$8.40755	51,949
2014	$8.40755	$8.82889	42,855
2015	$8.82889	$8.73189	42,856
2016	$8.73189	$8.83774	41,715
2017	$8.83774	$9.06058	37,717
2018	$9.06058	$8.78169	37,375
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.61024	77,736
2010	$12.61024	$13.94594	70,675
2011	$13.94594	$13.95999	62,071
2012	$13.95999	$16.35614	48,938
2013	$16.35614	$21.27059	42,956
2014	$21.27059	$23.53463	34,116
2015	$23.53463	$22.41005	31,837
2016	$22.41005	$25.01307	28,437
2017	$25.01307	$29.18044	81,472
2018	$29.18044	$26.22497	79,194
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.33029	$10.27776	136,826
2010	$10.27776	$11.18660	121,145
2011	$11.18660	$11.29107	101,116
2012	$11.29107	$12.47842	94,261
2013	$12.47842	$14.47265	86,391
2014	$14.47265	$15.73130	77,748
2015	$15.73130	$15.27505	73,240
2016	$15.27505	$16.20414	66,716
2017	$16.20414	$18.31701	64,464
2018	$18.31701	$17.42371	63,471
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.28153	$13.65248	70,570
2010	$13.65248	$15.37783	69,402
2011	$15.37783	$15.03996	59,586
2012	$15.03996	$16.86727	57,077
2013	$16.86727	$19.79456	46,448
2014	$19.79456	$21.27211	44,605
2015	$21.27211	$20.92747	43,208
2016	$20.92747	$21.93372	41,580
2017	$21.93372	$24.84783	38,054
2018	$24.84783	$22.63132	37,237
Putnam VT Global Health Care Fund - Class IB
2009	$10.62240	$13.14497	19,896
2010	$13.14497	$13.22828	17,514
2011	$13.22828	$12.83897	13,556
2012	$12.83897	$15.41636	12,337
2013	$15.41636	$21.44876	10,237
2014	$21.44876	$26.88793	9,271
2015	$26.88793	$28.46282	8,235
2016	$28.46282	$24.78126	5,334
2017	$24.78126	$28.06430	4,406
2018	$28.06430	$27.39783	4,213

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.97973	$18.95698	6,625
2010	$18.95698	$18.95909	5,611
2011	$18.95909	$17.61366	5,022
2012	$17.61366	$18.16929	3,869
2013	$18.16929	$20.30948	3,554
2014	$20.30948	$22.85415	2,737
2015	$22.85415	$20.21944	2,698
2016	$20.21944	$20.25108	2,454
2017	$20.25108	$24.30057	2,106
2018	$24.30057	$23.75310	2,032
Putnam VT Government Money Market Fund - Class IB
2009	$10.43597	$10.27047	169,629
2010	$10.27047	$10.09040	151,666
2011	$10.09040	$9.91139	130,856
2012	$9.91139	$9.73448	112,419
2013	$9.73448	$9.56119	111,071
2014	$9.56119	$9.39098	78,512
2015	$9.39098	$9.22381	74,825
2016	$9.22381	$9.06012	51,627
2017	$9.06012	$8.92069	66,675
2018	$8.92069	$8.86426	61,015
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05226	98,636
2017	$10.05226	$12.92480	82,348
2018	$12.92480	$12.99535	71,674
Putnam VT High Yield Fund - Class IB
2009	$11.68462	$17.23452	69,502
2010	$17.23452	$19.30290	85,107
2011	$19.30290	$19.29085	69,396
2012	$19.29085	$21.97763	64,119
2013	$21.97763	$23.27972	61,437
2014	$23.27972	$23.21933	52,652
2015	$23.21933	$21.58316	52,038
2016	$21.58316	$24.49385	46,313
2017	$24.49385	$25.73741	39,699
2018	$25.73741	$24.24848	39,140
Putnam VT Income Fund - Class IB
2009	$8.54275	$12.30433	140,038
2010	$12.30433	$13.27686	126,925
2011	$13.27686	$13.69192	105,661
2012	$13.69192	$14.89084	99,705
2013	$14.89084	$14.89800	84,852
2014	$14.89800	$15.57598	77,827
2015	$15.57598	$15.07403	74,699
2016	$15.07403	$15.10093	65,676
2017	$15.10093	$15.66218	62,249
2018	$15.66218	$15.41255	55,965

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.37886	$15.15202	75,752
2010	$15.15202	$16.37298	80,104
2011	$16.37298	$13.35718	70,520
2012	$13.35718	$15.99244	60,677
2013	$15.99244	$20.11520	49,296
2014	$20.11520	$18.41613	43,344
2015	$18.41613	$18.11181	38,496
2016	$18.11181	$17.35206	36,943
2017	$17.35206	$21.57378	33,503
2018	$21.57378	$17.13748	33,048
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.51259	$12.22200	46,564
2010	$12.22200	$13.67418	43,817
2011	$13.67418	$13.43567	34,925
2012	$13.43567	$15.41528	30,512
2013	$15.41528	$20.45713	24,877
2014	$20.45713	$22.88626	23,933
2015	$22.88626	$21.98720	23,419
2016	$21.98720	$24.19728	22,437
2017	$24.19728	$29.19957	20,466
2018	$29.19957	$26.48728	20,138
Putnam VT Research Fund - Class IB
2009	$9.30668	$12.17339	17,236
2010	$12.17339	$13.91356	15,339
2011	$13.91356	$13.42624	9,429
2012	$13.42624	$15.54802	7,300
2013	$15.54802	$20.36418	6,117
2014	$20.36418	$22.97173	3,801
2015	$22.97173	$22.21192	2,879
2016	$22.21192	$24.01450	2,777
2017	$24.01450	$29.09419	2,649
2018	$29.09419	$27.22690	2,542
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.53214	$13.66775	15,090
2010	$13.66775	$16.04853	34,700
2011	$16.04853	$14.96063	27,089
2012	$14.96063	$17.15466	20,182
2013	$17.15466	$22.98705	16,831
2014	$22.98705	$25.62097	13,493
2015	$25.62097	$25.08943	10,887
2016	$25.08943	$26.56090	9,732
2017	$26.56090	$33.71254	8,274
2018	$33.71254	$32.60310	8,079
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary Protection
(Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With
the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.65

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.63999	$8.82955	11,859
2010	$8.82955	$10.13430	9,596
2011	$10.13430	$9.67122	7,970
2012	$9.67122	$11.02510	5,891
2013	$11.02510	$14.17218	5,203
2014	$14.17218	$15.53274	3,549
2015	$15.53274	$15.31027	3,526
2016	$15.31027	$16.19113	3,500
2017	$16.19113	$19.32662	3,476
2018	$19.32662	$17.71107	3,453
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.16353	$9.93293	0
2010	$9.93293	$10.97351	0
2011	$10.97351	$10.72600	0
2012	$10.72600	$11.74770	0
2013	$11.74770	$13.05332	0
2014	$13.05332	$13.35272	513
2015	$13.35272	$13.03751	511
2016	$13.03751	$13.46765	507
2017	$13.46765	$14.91342	505
2018	$14.91342	$14.01501	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.45644	$9.40876	7,678
2010	$9.40876	$10.55914	7,626
2011	$10.55914	$10.23655	7,578
2012	$10.23655	$11.36109	7,758
2013	$11.36109	$12.89572	229
2014	$12.89572	$13.24013	227
2015	$13.24013	$12.93685	225
2016	$12.93685	$13.43639	222
2017	$13.43639	$15.33571	220
2018	$15.33571	$14.13842	218
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.93569	$8.93077	0
2010	$8.93077	$10.15962	0
2011	$10.15962	$9.69090	0
2012	$9.69090	$10.95631	0
2013	$10.95631	$13.05723	0
2014	$13.05723	$13.42493	0
2015	$13.42493	$13.10810	0
2016	$13.10810	$13.68776	0
2017	$13.68776	$16.21839	0
2018	$16.21839	$14.63750	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.41684	$10.59683	0
2010	$10.59683	$11.15654	0
2011	$11.15654	$11.10389	0
2012	$11.10389	$11.58112	0
2013	$11.58112	$11.96019	0
2014	$11.96019	$12.15551	0
2015	$12.15551	$11.86387	0
2016	$11.86387	$12.13204	0
2017	$12.13204	$12.90575	0
2018	$12.90575	$12.38007	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.16579	0
2016	$18.16579	$17.84373	0
2017	$17.84373	$23.50472	0
2018	$23.50472	$25.88913	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.88073	$8.53051	516
2010	$8.53051	$9.60705	492
2011	$9.60705	$9.59890	467
2012	$9.59890	$10.89470	444
2013	$10.89470	$14.10679	657
2014	$14.10679	$15.68732	633
2015	$15.68732	$15.56537	608
2016	$15.56537	$17.04945	586
2017	$17.04945	$20.32095	564
2018	$20.32095	$19.00318	540
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.61793	$9.07856	905
2010	$9.07856	$11.45788	900
2011	$11.45788	$10.02675	895
2012	$10.02675	$11.27507	890
2013	$11.27507	$15.03767	885
2014	$15.03767	$15.65130	2,681
2015	$15.65130	$15.11306	2,667
2016	$15.11306	$16.60465	2,651
2017	$16.60465	$19.64895	2,636
2018	$19.64895	$16.43787	863
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.18316	$12.65018	9,632
2010	$12.65018	$14.48872	9,130
2011	$14.48872	$14.56487	4,053
2012	$14.56487	$16.04489	4,060
2013	$16.04489	$20.41253	3,893
2014	$20.41253	$21.86751	3,444
2015	$21.86751	$21.26997	2,760
2016	$21.26997	$23.30638	2,734
2017	$23.30638	$26.50810	2,688
2018	$26.50810	$24.82844	2,648

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.13472	$12.15846	13,832
2010	$12.15846	$13.44736	13,259
2011	$13.44736	$13.51520	13,234
2012	$13.51520	$14.94444	6,661
2013	$14.94444	$16.71464	6,393
2014	$16.71464	$17.16440	7,017
2015	$17.16440	$15.65997	6,869
2016	$15.65997	$17.52843	6,729
2017	$17.52843	$18.87259	6,585
2018	$18.87259	$17.72781	5,680
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.61176	$9.69318	339
2010	$9.69318	$10.61767	338
2011	$10.61767	$10.26572	338
2012	$10.26572	$11.32301	338
2013	$11.32301	$14.29747	320
2014	$14.29747	$15.78322	320
2015	$15.78322	$16.36410	263
2016	$16.36410	$15.77588	236
2017	$15.77588	$19.84076	208
2018	$19.84076	$19.18963	171
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.48038	$10.26527	3,890
2010	$10.26527	$11.28150	2,345
2011	$11.28150	$10.74656	1,259
2012	$10.74656	$11.95744	185
2013	$11.95744	$14.97891	0
2014	$14.97891	$15.54264	0
2015	$15.54264	$14.69973	0
2016	$14.69973	$16.18696	0
2017	$16.18696	$17.25740	0
2018	$17.25740	$15.03935	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.08454	$13.71483	15,645
2010	$13.71483	$14.96975	14,453
2011	$14.96975	$14.54172	7,886
2012	$14.54172	$16.30668	7,205
2013	$16.30668	$20.53049	5,175
2014	$20.53049	$21.58804	3,568
2015	$21.58804	$20.14465	2,753
2016	$20.14465	$22.95054	2,652
2017	$22.95054	$24.41184	2,623
2018	$24.41184	$21.78979	2,585
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.65505	$17.31178	4,347
2010	$17.31178	$21.78952	4,123
2011	$21.78952	$20.58506	2,968
2012	$20.58506	$23.92083	2,894
2013	$23.92083	$31.99002	2,859
2014	$31.99002	$31.58061	3,375
2015	$31.58061	$28.70950	3,395
2016	$28.70950	$36.69059	2,879
2017	$36.69059	$39.85668	2,797
2018	$39.85668	$34.08497	2,289

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.49821	$16.20485	4,856
2010	$16.20485	$20.30106	2,732
2011	$20.30106	$18.96552	2,613
2012	$18.96552	$20.63573	2,612
2013	$20.63573	$27.98505	1,685
2014	$27.98505	$29.52269	1,701
2015	$29.52269	$28.20931	1,597
2016	$28.20931	$28.84638	1,617
2017	$28.84638	$34.37931	1,676
2018	$34.37931	$31.93359	1,661
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.60967	$11.74877	27,287
2010	$11.74877	$12.14194	25,173
2011	$12.14194	$12.59620	24,479
2012	$12.59620	$12.59714	15,839
2013	$12.59714	$12.08856	10,738
2014	$12.08856	$12.26769	4,216
2015	$12.26769	$12.09911	4,079
2016	$12.09911	$11.95591	3,949
2017	$11.95591	$11.89454	3,822
2018	$11.89454	$11.71493	18,496
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.05459	$32.28189	2,891
2010	$32.28189	$37.26132	1,065
2011	$37.26132	$30.77692	833
2012	$30.77692	$34.18546	682
2013	$34.18546	$33.24699	716
2014	$33.24699	$29.89652	586
2015	$29.89652	$23.59322	514
2016	$23.59322	$27.20002	370
2017	$27.20002	$37.49364	365
2018	$37.49364	$30.98991	373
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.52056	$18.18803	9,206
2010	$18.18803	$19.35453	9,419
2011	$19.35453	$16.97843	9,442
2012	$16.97843	$19.70393	9,430
2013	$19.70393	$23.78443	9,659
2014	$23.78443	$20.74774	10,351
2015	$20.74774	$19.04357	10,325
2016	$19.04357	$20.03548	10,330
2017	$20.03548	$22.95270	10,051
2018	$22.95270	$19.05090	10,580
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.35533	$20.21882	1,437
2010	$20.21882	$22.71455	1,428
2011	$22.71455	$22.10345	610
2012	$22.10345	$24.96452	607
2013	$24.96452	$24.90440	0
2014	$24.90440	$24.89427	0
2015	$24.89427	$23.38421	0
2016	$23.38421	$23.62967	0
2017	$23.62967	$23.64442	0
2018	$23.64442	$23.65889	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.48406	$12.16878	7,103
2010	$12.16878	$14.28217	3,681
2011	$14.28217	$13.12397	2,223
2012	$13.12397	$14.60778	2,257
2013	$14.60778	$20.04546	2,199
2014	$20.04546	$21.28395	1,940
2015	$21.28395	$21.88472	1,868
2016	$21.88472	$21.91644	1,871
2017	$21.91644	$27.33111	1,832
2018	$27.33111	$25.78415	1,761
Invesco V.I. American Value Fund - Series I
2009	$8.99393	$12.28985	4,286
2010	$12.28985	$14.74707	3,940
2011	$14.74707	$14.60973	1,869
2012	$14.60973	$16.82211	1,745
2013	$16.82211	$22.17111	1,629
2014	$22.17111	$23.88523	1,625
2015	$23.88523	$21.30570	1,614
2016	$21.30570	$24.15527	1,535
2017	$24.15527	$26.07638	1,518
2018	$26.07638	$22.35869	1,538
Invesco V.I. American Value Fund - Series II
2009	$8.94164	$12.21425	0
2010	$12.21425	$14.64918	0
2011	$14.64918	$14.49903	0
2012	$14.49903	$16.66180	0
2013	$16.66180	$21.90515	0
2014	$21.90515	$23.54005	0
2015	$23.54005	$20.94419	0
2016	$20.94419	$23.68875	0
2017	$23.68875	$25.50736	0
2018	$25.50736	$21.81611	0
Invesco V.I. Comstock Fund - Series II
2009	$7.96414	$10.03838	663
2010	$10.03838	$11.40045	656
2011	$11.40045	$10.95517	651
2012	$10.95517	$12.78816	645
2013	$12.78816	$17.02846	632
2014	$17.02846	$18.23630	2,180
2015	$18.23630	$16.79182	2,142
2016	$16.79182	$19.28383	2,115
2017	$19.28383	$22.25868	2,090
2018	$22.25868	$19.14673	544
Invesco V.I. Equity and Income Fund - Series II
2009	$9.81955	$11.80651	2,505
2010	$11.80651	$12.98375	1,510
2011	$12.98375	$12.57967	810
2012	$12.57967	$13.87732	119
2013	$13.87732	$17.01202	0
2014	$17.01202	$18.16303	0
2015	$18.16303	$17.36789	0
2016	$17.36789	$19.57857	0
2017	$19.57857	$21.29267	0
2018	$21.29267	$18.86742	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.27528	$14.95441	11,894
2010	$14.95441	$16.46912	8,900
2011	$16.46912	$15.80106	7,885
2012	$15.80106	$17.73496	7,548
2013	$17.73496	$23.28734	7,228
2014	$23.28734	$25.13681	6,656
2015	$25.13681	$23.85680	5,865
2016	$23.85680	$27.96933	5,547
2017	$27.96933	$31.31236	5,140
2018	$31.31236	$26.55823	4,964
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.51871	$11.54100	3,478
2010	$11.54100	$14.41866	3,287
2011	$14.41866	$12.82896	2,596
2012	$12.82896	$14.05644	2,625
2013	$14.05644	$18.84845	2,349
2014	$18.84845	$19.92470	2,208
2015	$19.92470	$19.76182	2,100
2016	$19.76182	$19.51022	2,234
2017	$19.51022	$23.39464	2,103
2018	$23.39464	$21.61487	1,909
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.32492	$12.29398	16,080
2010	$12.29398	$13.55392	15,818
2011	$13.55392	$13.88828	15,560
2012	$13.88828	$15.34073	8,374
2013	$15.34073	$16.28915	8,138
2014	$16.28915	$16.68446	6,422
2015	$16.68446	$16.12672	1,896
2016	$16.12672	$17.75175	1,774
2017	$17.75175	$19.03262	1,656
2018	$19.03262	$17.93138	1,523
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.44944	$11.68487	6,601
2010	$11.68487	$13.65240	6,601
2011	$13.65240	$12.80002	6,601
2012	$12.80002	$13.89342	654
2013	$13.89342	$18.51466	633
2014	$18.51466	$19.47187	609
2015	$19.47187	$18.45537	584
2016	$18.45537	$20.96917	562
2017	$20.96917	$23.17466	540
2018	$23.17466	$20.89253	515
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.04979	$9.39490	1,555
2010	$9.39490	$10.82797	1,638
2011	$10.82797	$9.98280	1,634
2012	$9.98280	$10.98312	1,618
2013	$10.98312	$14.65136	3,784
2014	$14.65136	$15.48236	4,480
2015	$15.48236	$14.76235	4,573
2016	$14.76235	$16.97152	4,179
2017	$16.97152	$18.89087	3,892
2018	$18.89087	$17.03276	3,578

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.74193	$12.48959	7,131
2010	$12.48959	$15.07051	6,668
2011	$15.07051	$13.30724	6,344
2012	$13.30724	$14.90376	55
2013	$14.90376	$20.05410	0
2014	$20.05410	$20.87984	0
2015	$20.87984	$21.05369	0
2016	$21.05369	$20.92226	0
2017	$20.92226	$25.24570	0
2018	$25.24570	$24.06487	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.64838	$9.50577	4,151
2010	$9.50577	$11.70399	3,021
2011	$11.70399	$11.02809	2,209
2012	$11.02809	$12.39916	1,427
2013	$12.39916	$15.86135	2,273
2014	$15.86135	$17.36434	2,430
2015	$17.36434	$16.39929	2,347
2016	$16.39929	$18.73764	2,233
2017	$18.73764	$19.65170	2,160
2018	$19.65170	$16.38896	2,071
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.63333	$19.96688	0
2010	$19.96688	$21.50893	0
2011	$21.50893	$22.56778	1,199
2012	$22.56778	$26.11144	1,193
2013	$26.11144	$23.38657	1,187
2014	$23.38657	$23.61977	0
2015	$23.61977	$22.91262	0
2016	$22.91262	$24.87205	0
2017	$24.87205	$26.75791	0
2018	$26.75791	$24.41499	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.90791	$13.87271	1,983
2010	$13.87271	$15.53045	1,857
2011	$15.53045	$16.62494	1,742
2012	$16.62494	$18.86251	1,635
2013	$18.86251	$22.15597	1,541
2014	$22.15597	$22.72926	0
2015	$22.72926	$23.69480	0
2016	$23.69480	$24.52070	0
2017	$24.52070	$30.27145	0
2018	$30.27145	$29.18847	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.44341	$12.09633	2,472
2010	$12.09633	$14.58856	2,255
2011	$14.58856	$13.91992	1,851
2012	$13.91992	$15.62755	1,836
2013	$15.62755	$22.71470	1,633
2014	$22.71470	$23.71501	2,030
2015	$23.71501	$26.12786	1,225
2016	$26.12786	$25.22882	1,218
2017	$25.22882	$35.45465	1,211
2018	$35.45465	$37.42558	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.35219	$11.91845	0
2010	$11.91845	$14.34471	0
2011	$14.34471	$13.65315	0
2012	$13.65315	$15.28466	0
2013	$15.28466	$22.16385	0
2014	$22.16385	$23.08075	0
2015	$23.08075	$25.36762	0
2016	$25.36762	$24.42346	0
2017	$24.42346	$34.24462	0
2018	$34.24462	$36.06703	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.16688	$9.52608	155
2010	$9.52608	$12.36854	0
2011	$12.36854	$11.27022	0
2012	$11.27022	$12.00145	0
2013	$12.00145	$16.19664	0
2014	$16.19664	$16.19127	0
2015	$16.19127	$14.94130	0
2016	$14.94130	$13.37018	0
2017	$13.37018	$18.19226	0
2018	$18.19226	$19.73704	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.81155	$18.68144	2,492
2010	$18.68144	$23.75285	2,377
2011	$23.75285	$24.63692	2,304
2012	$24.63692	$27.96031	2,237
2013	$27.96031	$27.92667	2,521
2014	$27.92667	$35.47993	2,418
2015	$35.47993	$35.49663	1,375
2016	$35.49663	$37.12705	709
2017	$37.12705	$37.49417	753
2018	$37.49417	$33.87068	701
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.33293	$11.79111	3,830
2010	$11.79111	$12.63259	3,939
2011	$12.63259	$12.23024	3,861
2012	$12.23024	$13.66217	3,743
2013	$13.66217	$17.35752	5,666
2014	$17.35752	$19.61566	5,249
2015	$19.61566	$19.88395	5,036
2016	$19.88395	$19.04491	5,015
2017	$19.04491	$23.65233	4,649
2018	$23.65233	$21.83411	4,168
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.78127	$10.48148	6,437
2010	$10.48148	$11.59308	5,012
2011	$11.59308	$11.42388	2,146
2012	$11.42388	$12.57055	2,096
2013	$12.57055	$13.92289	2,086
2014	$13.92289	$14.76228	1,944
2015	$14.76228	$14.57282	1,472
2016	$14.57282	$15.01525	722
2017	$15.01525	$16.05980	686
2018	$16.05980	$14.89199	641

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.34777	$10.83770	3,827
2010	$10.83770	$13.52807	3,199
2011	$13.52807	$13.39069	2,439
2012	$13.39069	$15.26841	2,337
2013	$15.26841	$20.32696	3,265
2014	$20.32696	$21.05521	3,610
2015	$21.05521	$21.97970	3,274
2016	$21.97970	$22.02500	3,233
2017	$22.02500	$27.77498	2,950
2018	$27.77498	$25.54471	2,571
Oppenheimer Global Fund/VA - Service Shares
2009	$13.05934	$17.86391	4,938
2010	$17.86391	$20.28910	2,817
2011	$20.28910	$18.21812	2,126
2012	$18.21812	$21.62864	2,035
2013	$21.62864	$26.96130	1,735
2014	$26.96130	$27.00933	1,587
2015	$27.00933	$27.48598	1,515
2016	$27.48598	$26.93922	1,559
2017	$26.93922	$36.05249	1,445
2018	$36.05249	$30.64877	1,440
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.34062	$14.34351	26,055
2010	$14.34351	$16.15961	20,272
2011	$16.15961	$15.96599	15,003
2012	$15.96599	$17.73226	16,743
2013	$17.73226	$17.34210	19,879
2014	$17.34210	$17.44714	21,143
2015	$17.44714	$16.69933	20,174
2016	$16.69933	$17.41994	19,846
2017	$17.41994	$18.13383	20,375
2018	$18.13383	$16.99200	20,500
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.74192	$12.23965	13,709
2010	$12.23965	$13.91600	13,416
2011	$13.91600	$13.61751	9,850
2012	$13.61751	$15.58648	9,585
2013	$15.58648	$20.10989	9,324
2014	$20.10989	$21.79295	9,362
2015	$21.79295	$22.05658	8,287
2016	$22.05658	$24.09820	8,149
2017	$24.09820	$27.59341	8,016
2018	$27.59341	$24.89211	7,894
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.24069	$16.44706	6,392
2010	$16.44706	$19.86704	5,940
2011	$19.86704	$19.03747	2,467
2012	$19.03747	$21.98832	2,027
2013	$21.98832	$30.35213	1,731
2014	$30.35213	$33.26601	2,101
2015	$33.26601	$30.66398	2,089
2016	$30.66398	$35.42093	2,077
2017	$35.42093	$39.61063	2,060
2018	$39.61063	$34.78360	1,603

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.38766	$6.83753	2,449
2010	$6.83753	$7.46889	1,636
2011	$7.46889	$7.91315	5,153
2012	$7.91315	$8.55741	5,129
2013	$8.55741	$8.36802	8,925
2014	$8.36802	$8.78292	7,347
2015	$8.78292	$8.68199	7,205
2016	$8.68199	$8.78277	6,875
2017	$8.78277	$8.99970	7,000
2018	$8.99970	$8.71827	7,335
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.55018	1,128
2010	$12.55018	$13.87244	1,016
2011	$13.87244	$13.87937	1,002
2012	$13.87937	$16.25338	988
2013	$16.25338	$21.12620	1,129
2014	$21.12620	$23.36298	918
2015	$23.36298	$22.23528	898
2016	$22.23528	$24.80541	888
2017	$24.80541	$28.92363	2,660
2018	$28.92363	$25.98104	2,555
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.29482	$10.22878	12,793
2010	$10.22878	$11.12764	11,861
2011	$11.12764	$11.22586	1,126
2012	$11.22586	$12.40002	1,123
2013	$12.40002	$14.37441	1,123
2014	$14.37441	$15.61657	1,092
2015	$15.61657	$15.15592	1,043
2016	$15.15592	$16.06961	1,000
2017	$16.06961	$18.15582	951
2018	$18.15582	$17.26164	904
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.23776	$13.58744	884
2010	$13.58744	$15.29679	857
2011	$15.29679	$14.95311	831
2012	$14.95311	$16.76132	806
2013	$16.76132	$19.66020	781
2014	$19.66020	$21.11697	1,068
2015	$21.11697	$20.76426	998
2016	$20.76426	$21.75161	422
2017	$21.75161	$24.62914	419
2018	$24.62914	$22.42079	89
Putnam VT Global Health Care Fund - Class IB
2009	$10.57715	$13.08231	3,402
2010	$13.08231	$13.15852	3,282
2011	$13.15852	$12.76478	3,073
2012	$12.76478	$15.31945	2,862
2013	$15.31945	$21.30309	2,683
2014	$21.30309	$26.69174	2,504
2015	$26.69174	$28.24076	2,309
2016	$28.24076	$24.57544	1,567
2017	$24.57544	$27.81722	1,450
2018	$27.81722	$27.14289	1,343

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.90322	$18.86670	297
2010	$18.86670	$18.85920	206
2011	$18.85920	$17.51195	124
2012	$17.51195	$18.05516	123
2013	$18.05516	$20.17162	122
2014	$20.17162	$22.68745	121
2015	$22.68745	$20.06175	120
2016	$20.06175	$20.08294	120
2017	$20.08294	$24.08670	119
2018	$24.08670	$23.53215	118
Putnam VT Government Money Market Fund - Class IB
2009	$10.39150	$10.22149	10,576
2010	$10.22149	$10.03717	9,119
2011	$10.03717	$9.85410	2,217
2012	$9.85410	$9.67326	2,245
2013	$9.67326	$9.49623	17,662
2014	$9.49623	$9.32243	19,067
2015	$9.32243	$9.15181	18,831
2016	$9.15181	$8.98483	350
2017	$8.98483	$8.84212	306
2018	$8.84212	$8.78175	248
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05168	13,323
2017	$10.05168	$12.91757	12,508
2018	$12.91757	$12.98150	11,328
Putnam VT High Yield Fund - Class IB
2009	$11.63487	$17.15242	911
2010	$17.15242	$19.20117	757
2011	$19.20117	$19.17944	475
2012	$19.17944	$21.83957	632
2013	$21.83957	$23.12171	789
2014	$23.12171	$23.04999	596
2015	$23.04999	$21.41484	593
2016	$21.41484	$24.29050	327
2017	$24.29050	$25.51090	325
2018	$25.51090	$24.02294	323
Putnam VT Income Fund - Class IB
2009	$8.50639	$12.24570	27,442
2010	$12.24570	$13.20687	24,254
2011	$13.20687	$13.61282	8,781
2012	$13.61282	$14.79727	7,344
2013	$14.79727	$14.79683	6,583
2014	$14.79683	$15.46234	4,422
2015	$15.46234	$14.95644	3,749
2016	$14.95644	$14.97552	2,815
2017	$14.97552	$15.52431	2,779
2018	$15.52431	$15.26917	2,608

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.32612	$15.07979	11,717
2010	$15.07979	$16.28665	10,593
2011	$16.28665	$13.27999	8,736
2012	$13.27999	$15.89192	7,111
2013	$15.89192	$19.97861	6,501
2014	$19.97861	$18.28177	6,194
2015	$18.28177	$17.97050	5,708
2016	$17.97050	$17.20793	4,513
2017	$17.20793	$21.38382	4,335
2018	$21.38382	$16.97799	4,225
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.47207	$12.16374	1,498
2010	$12.16374	$13.60208	1,066
2011	$13.60208	$13.35803	658
2012	$13.35803	$15.31839	475
2013	$15.31839	$20.31821	345
2014	$20.31821	$22.71928	315
2015	$22.71928	$21.81567	337
2016	$21.81567	$23.99632	360
2017	$23.99632	$28.94252	373
2018	$28.94252	$26.24083	382
Putnam VT Research Fund - Class IB
2009	$9.26706	$12.11539	1,769
2010	$12.11539	$13.84024	1,128
2011	$13.84024	$13.34870	792
2012	$13.34870	$15.45033	458
2013	$15.45033	$20.22594	220
2014	$20.22594	$22.80417	133
2015	$22.80417	$22.03868	128
2016	$22.03868	$23.81509	125
2017	$23.81509	$28.83811	112
2018	$28.83811	$26.97361	99
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.48730	$13.60263	839
2010	$13.60263	$15.96395	6,913
2011	$15.96395	$14.87423	3,455
2012	$14.87423	$17.04688	3,320
2013	$17.04688	$22.83101	3,178
2014	$22.83101	$25.43411	2,952
2015	$25.43411	$24.89374	2,747
2016	$24.89374	$26.34038	2,382
2017	$26.34038	$33.41586	2,106
2018	$33.41586	$32.29983	1,992
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
or With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual
Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.63092	$8.81303	0
2010	$8.81303	$10.11018	0
2011	$10.11018	$9.64331	0
2012	$9.64331	$10.98767	0
2013	$10.98767	$14.11686	0
2014	$14.11686	$15.46423	0
2015	$15.46423	$15.23497	0
2016	$15.23497	$16.10332	0
2017	$16.10332	$19.21213	0
2018	$19.21213	$17.59723	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.15239	$9.91432	0
2010	$9.91432	$10.94738	0
2011	$10.94738	$10.69501	0
2012	$10.69501	$11.70778	0
2013	$11.70778	$13.00234	0
2014	$13.00234	$13.29381	0
2015	$13.29381	$12.97338	0
2016	$12.97338	$13.39460	0
2017	$13.39460	$14.82507	0
2018	$14.82507	$13.92493	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.44627	$9.39114	0
2010	$9.39114	$10.53399	0
2011	$10.53399	$10.20700	0
2012	$10.20700	$11.32251	0
2013	$11.32251	$12.84539	0
2014	$12.84539	$13.18174	0
2015	$13.18174	$12.87323	0
2016	$12.87323	$13.36353	0
2017	$13.36353	$15.24487	0
2018	$15.24487	$14.04758	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.92624	$8.91403	0
2010	$8.91403	$10.13540	0
2011	$10.13540	$9.66288	0
2012	$9.66288	$10.91905	0
2013	$10.91905	$13.00620	0
2014	$13.00620	$13.36566	0
2015	$13.36566	$13.04359	0
2016	$13.04359	$13.61346	0
2017	$13.61346	$16.12225	0
2018	$16.12225	$14.54337	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.40399	$10.57698	0
2010	$10.57698	$11.12997	0
2011	$11.12997	$11.07180	0
2012	$11.07180	$11.54177	0
2013	$11.54177	$11.91347	0
2014	$11.91347	$12.10187	0
2015	$12.10187	$11.80549	0
2016	$11.80549	$12.06620	0
2017	$12.06620	$12.82927	0
2018	$12.82927	$12.30048	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.07648	0
2016	$18.07648	$17.74699	0
2017	$17.74699	$23.36555	0
2018	$23.36555	$25.72283	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.87134	$8.51454	0
2010	$8.51454	$9.58417	0
2011	$9.58417	$9.57118	0
2012	$9.57118	$10.85770	0
2013	$10.85770	$14.05173	0
2014	$14.05173	$15.61813	0
2015	$15.61813	$15.48882	0
2016	$15.48882	$16.95700	0
2017	$16.95700	$20.20060	0
2018	$20.20060	$18.88107	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.60891	$9.06157	0
2010	$9.06157	$11.43063	0
2011	$11.43063	$9.99782	0
2012	$9.99782	$11.23681	0
2013	$11.23681	$14.97902	0
2014	$14.97902	$15.58232	0
2015	$15.58232	$15.03878	0
2016	$15.03878	$16.51465	0
2017	$16.51465	$19.53262	0
2018	$19.53262	$16.33229	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.15377	$12.60726	3,002
2010	$12.60726	$14.43221	2,648
2011	$14.43221	$14.50070	2,009
2012	$14.50070	$15.96604	2,041
2013	$15.96604	$20.30188	1,983
2014	$20.30188	$21.73789	1,960
2015	$21.73789	$21.13313	1,965
2016	$21.13313	$23.14469	1,984
2017	$23.14469	$26.31096	2,000
2018	$26.31096	$24.63134	2,015

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.11301	$12.12340	38
2010	$12.12340	$13.40176	35
2011	$13.40176	$13.46253	0
2012	$13.46253	$14.87858	30
2013	$14.87858	$16.63252	29
2014	$16.63252	$17.07139	29
2015	$17.07139	$15.56717	27
2016	$15.56717	$17.41571	0
2017	$17.41571	$18.74180	0
2018	$18.74180	$17.59605	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.59530	$9.66731	0
2010	$9.66731	$10.58391	0
2011	$10.58391	$10.22787	0
2012	$10.22787	$11.27551	0
2013	$11.27551	$14.23024	0
2014	$14.23024	$15.70100	0
2015	$15.70100	$16.27057	0
2016	$16.27057	$15.67775	0
2017	$15.67775	$19.70745	0
2018	$19.70745	$19.05104	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.46882	$10.24606	0
2010	$10.24606	$11.25467	0
2011	$11.25467	$10.71556	0
2012	$10.71556	$11.91685	0
2013	$11.91685	$14.92048	0
2014	$14.92048	$15.47411	0
2015	$15.47411	$14.62746	0
2016	$14.62746	$16.09921	0
2017	$16.09921	$17.15521	0
2018	$17.15521	$14.94273	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.05256	$13.66829	2,199
2010	$13.66829	$14.91137	1,876
2011	$14.91137	$14.47765	1,909
2012	$14.47765	$16.22652	1,757
2013	$16.22652	$20.41917	1,504
2014	$20.41917	$21.46004	419
2015	$21.46004	$20.01500	439
2016	$20.01500	$22.79124	379
2017	$22.79124	$24.23020	415
2018	$24.23020	$21.61671	443
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.61566	$17.25305	689
2010	$17.25305	$21.70454	586
2011	$21.70454	$20.49434	137
2012	$20.49434	$23.80325	136
2013	$23.80325	$31.81658	132
2014	$31.81658	$31.39339	114
2015	$31.39339	$28.52475	121
2016	$28.52475	$36.43598	121
2017	$36.43598	$39.56020	107
2018	$39.56020	$33.81431	102

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.46504	$16.14988	0
2010	$16.14988	$20.22190	0
2011	$20.22190	$18.88195	0
2012	$18.88195	$20.53430	0
2013	$20.53430	$27.83333	0
2014	$27.83333	$29.34768	0
2015	$29.34768	$28.02781	0
2016	$28.02781	$28.64623	0
2017	$28.64623	$34.12360	0
2018	$34.12360	$31.68003	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.58210	$11.71489	507
2010	$11.71489	$12.10077	36
2011	$12.10077	$12.54711	0
2012	$12.54711	$12.54165	33
2013	$12.54165	$12.02918	34
2014	$12.02918	$12.20121	39
2015	$12.20121	$12.02740	38
2016	$12.02740	$11.87901	0
2017	$11.87901	$11.81208	0
2018	$11.81208	$11.62784	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.99961	$32.17238	178
2010	$32.17238	$37.11603	171
2011	$37.11603	$30.64132	202
2012	$30.64132	$34.01746	201
2013	$34.01746	$33.06675	246
2014	$33.06675	$29.71928	288
2015	$29.71928	$23.44139	358
2016	$23.44139	$27.01126	320
2017	$27.01126	$37.21475	270
2018	$37.21475	$30.74382	312
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.48157	$18.12634	0
2010	$18.12634	$19.27907	0
2011	$19.27907	$16.90364	0
2012	$16.90364	$19.60711	0
2013	$19.60711	$23.65552	0
2014	$23.65552	$20.62478	0
2015	$20.62478	$18.92105	0
2016	$18.92105	$19.89646	0
2017	$19.89646	$22.78199	0
2018	$22.78199	$18.89963	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.30525	$20.15021	67
2010	$20.15021	$22.62594	0
2011	$22.62594	$22.00603	77
2012	$22.00603	$24.84180	75
2013	$24.84180	$24.76937	76
2014	$24.76937	$24.74668	85
2015	$24.74668	$23.23372	86
2016	$23.23372	$23.46568	86
2017	$23.46568	$23.46850	88
2018	$23.46850	$23.47099	92

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.46246	$12.12748	465
2010	$12.12748	$14.22644	445
2011	$14.22644	$13.06612	473
2012	$13.06612	$14.53597	470
2013	$14.53597	$19.93676	409
2014	$19.93676	$21.15775	401
2015	$21.15775	$21.74389	382
2016	$21.74389	$21.76435	397
2017	$21.76435	$27.12780	370
2018	$27.12780	$25.57940	375
Invesco V.I. American Value Fund - Series I
2009	$8.97256	$12.25440	178
2010	$12.25440	$14.69703	0
2011	$14.69703	$14.55275	111
2012	$14.55275	$16.74794	107
2013	$16.74794	$22.06213	103
2014	$22.06213	$23.75573	92
2015	$23.75573	$21.17938	107
2016	$21.17938	$23.99985	95
2017	$23.99985	$25.89557	89
2018	$25.89557	$22.19243	85
Invesco V.I. American Value Fund - Series II
2009	$8.92037	$12.17899	781
2010	$12.17899	$14.59947	815
2011	$14.59947	$14.44248	0
2012	$14.44248	$16.58833	28
2013	$16.58833	$21.79746	25
2014	$21.79746	$23.41240	22
2015	$23.41240	$20.82000	0
2016	$20.82000	$23.53631	0
2017	$23.53631	$25.33048	0
2018	$25.33048	$21.65386	0
Invesco V.I. Comstock Fund - Series II
2009	$7.94520	$10.00941	0
2010	$10.00941	$11.36177	0
2011	$11.36177	$10.91245	0
2012	$10.91245	$12.73178	0
2013	$12.73178	$16.94477	0
2014	$16.94477	$18.13743	0
2015	$18.13743	$16.69227	0
2016	$16.69227	$19.15977	0
2017	$19.15977	$22.10437	0
2018	$22.10437	$19.00437	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.79620	$11.77244	0
2010	$11.77244	$12.93969	0
2011	$12.93969	$12.53061	0
2012	$12.53061	$13.81614	0
2013	$13.81614	$16.92839	0
2014	$16.92839	$18.06453	0
2015	$18.06453	$17.26490	0
2016	$17.26490	$19.45259	0
2017	$19.45259	$21.14502	0
2018	$21.14502	$18.72711	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.23988	$14.90370	1,311
2010	$14.90370	$16.40492	949
2011	$16.40492	$15.73145	321
2012	$15.73145	$17.64783	318
2013	$17.64783	$23.16114	24
2014	$23.16114	$24.98786	21
2015	$24.98786	$23.70335	19
2016	$23.70335	$27.77531	0
2017	$27.77531	$31.07951	0
2018	$31.07951	$26.34740	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.50084	$11.50770	0
2010	$11.50770	$14.36973	0
2011	$14.36973	$12.77893	0
2012	$12.77893	$13.99447	0
2013	$13.99447	$18.75581	0
2014	$18.75581	$19.81668	0
2015	$19.81668	$19.64467	0
2016	$19.64467	$19.38470	0
2017	$19.38470	$23.23243	0
2018	$23.23243	$21.45414	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.30477	$12.26115	34
2010	$12.26115	$13.51086	35
2011	$13.51086	$13.83712	0
2012	$13.83712	$15.27641	29
2013	$15.27641	$16.21258	28
2014	$16.21258	$16.59758	29
2015	$16.59758	$16.03457	28
2016	$16.03457	$17.64136	0
2017	$17.64136	$18.90475	0
2018	$18.90475	$17.80189	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.42901	$11.65365	0
2010	$11.65365	$13.60900	0
2011	$13.60900	$12.75284	0
2012	$12.75284	$13.83515	0
2013	$13.83515	$18.42761	0
2014	$18.42761	$19.37045	0
2015	$19.37045	$18.34989	0
2016	$18.34989	$20.83874	0
2017	$20.83874	$23.01893	0
2018	$23.01893	$20.74164	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.03238	$9.36980	2,464
2010	$9.36980	$10.79355	2,069
2011	$10.79355	$9.94601	2,108
2012	$9.94601	$10.93705	1,943
2013	$10.93705	$14.58249	1,551
2014	$14.58249	$15.40172	0
2015	$15.40172	$14.67798	0
2016	$14.67798	$16.86596	0
2017	$16.86596	$18.76393	0
2018	$18.76393	$16.90975	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.72304	$12.45626	0
2010	$12.45626	$15.02263	0
2011	$15.02263	$13.25821	0
2012	$13.25821	$14.84127	0
2013	$14.84127	$19.95985	0
2014	$19.95985	$20.77113	0
2015	$20.77113	$20.93342	0
2016	$20.93342	$20.79217	0
2017	$20.79217	$25.07612	0
2018	$25.07612	$23.89112	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.63183	$9.48038	0
2010	$9.48038	$11.66678	0
2011	$11.66678	$10.98745	0
2012	$10.98745	$12.34718	0
2013	$12.34718	$15.78681	0
2014	$15.78681	$17.27394	0
2015	$17.27394	$16.30559	0
2016	$16.30559	$18.62112	0
2017	$18.62112	$19.51968	0
2018	$19.51968	$16.27060	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.58825	$19.89916	0
2010	$19.89916	$21.42506	0
2011	$21.42506	$22.46835	0
2012	$22.46835	$25.98313	0
2013	$25.98313	$23.25978	0
2014	$23.25978	$23.47975	0
2015	$23.47975	$22.76519	0
2016	$22.76519	$24.69946	0
2017	$24.69946	$26.55887	0
2018	$26.55887	$24.22112	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.88015	$13.83035	0
2010	$13.83035	$15.47515	0
2011	$15.47515	$16.55732	0
2012	$16.55732	$18.77620	0
2013	$18.77620	$22.04336	0
2014	$22.04336	$22.60223	0
2015	$22.60223	$23.55038	0
2016	$23.55038	$24.35886	0
2017	$24.35886	$30.05655	0
2018	$30.05655	$28.96658	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.42572	$12.06142	1,402
2010	$12.06142	$14.53906	1,304
2011	$14.53906	$13.86564	1,337
2012	$13.86564	$15.55866	1,318
2013	$15.55866	$22.60307	1,083
2014	$22.60307	$23.58643	1,079
2015	$23.58643	$25.97297	962
2016	$25.97297	$25.06650	1,035
2017	$25.06650	$35.20885	856
2018	$35.20885	$37.14730	774

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.33472	$11.88408	2,046
2010	$11.88408	$14.29605	1,539
2011	$14.29605	$13.59991	1,429
2012	$13.59991	$15.21729	1,426
2013	$15.21729	$22.05493	1,062
2014	$22.05493	$22.95563	0
2015	$22.95563	$25.21724	0
2016	$25.21724	$24.26636	0
2017	$24.26636	$34.00725	0
2018	$34.00725	$35.79889	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.15847	$9.50826	0
2010	$9.50826	$12.33911	0
2011	$12.33911	$11.23768	0
2012	$11.23768	$11.96069	0
2013	$11.96069	$16.13342	0
2014	$16.13342	$16.11985	0
2015	$16.11985	$14.86781	0
2016	$14.86781	$13.29766	0
2017	$13.29766	$18.08450	0
2018	$18.08450	$19.61021	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.76880	$18.61802	74
2010	$18.61802	$23.66019	60
2011	$23.66019	$24.52835	54
2012	$24.52835	$27.82289	52
2013	$27.82289	$27.77526	51
2014	$27.77526	$35.26961	52
2015	$35.26961	$35.26823	46
2016	$35.26823	$36.86946	45
2017	$36.86946	$37.21530	46
2018	$37.21530	$33.60175	51
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.30888	$11.75110	2,272
2010	$11.75110	$12.58330	1,507
2011	$12.58330	$12.17632	1,522
2012	$12.17632	$13.59501	1,509
2013	$13.59501	$17.26339	1,415
2014	$17.26339	$19.49935	1,303
2015	$19.49935	$19.75599	1,262
2016	$19.75599	$18.91274	1,372
2017	$18.91274	$23.47638	1,284
2018	$23.47638	$21.66073	1,327
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.75593	$10.44590	1,820
2010	$10.44590	$11.54786	2,100
2011	$11.54786	$11.37355	263
2012	$11.37355	$12.50878	294
2013	$12.50878	$13.84742	291
2014	$13.84742	$14.67478	295
2015	$14.67478	$14.47906	285
2016	$14.47906	$14.91107	240
2017	$14.91107	$15.94036	254
2018	$15.94036	$14.77376	248

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.32369	$10.80092	0
2010	$10.80092	$13.47533	39
2011	$13.47533	$13.33170	0
2012	$13.33170	$15.19340	31
2013	$15.19340	$20.21678	28
2014	$20.21678	$20.93042	24
2015	$20.93042	$21.83832	22
2016	$21.83832	$21.87220	0
2017	$21.87220	$27.56842	0
2018	$27.56842	$25.34191	0
Oppenheimer Global Fund/VA - Service Shares
2009	$13.02166	$17.80329	545
2010	$17.80329	$20.20997	545
2011	$20.20997	$18.13783	0
2012	$18.13783	$21.52233	0
2013	$21.52233	$26.81513	0
2014	$26.81513	$26.84921	0
2015	$26.84921	$27.30910	0
2016	$27.30910	$26.75226	0
2017	$26.75226	$35.78430	0
2018	$35.78430	$30.40537	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.30503	$14.29486	1,475
2010	$14.29486	$16.09661	1,078
2011	$16.09661	$15.89566	1,185
2012	$15.89566	$17.64514	1,449
2013	$17.64514	$17.24812	1,130
2014	$17.24812	$17.34375	1,197
2015	$17.34375	$16.59192	1,229
2016	$16.59192	$17.29910	1,208
2017	$17.29910	$17.99898	1,336
2018	$17.99898	$16.85712	1,354
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.71380	$12.19809	2,620
2010	$12.19809	$13.86170	2,182
2011	$13.86170	$13.55747	1,553
2012	$13.55747	$15.50985	1,350
2013	$15.50985	$20.00084	1,135
2014	$20.00084	$21.66373	0
2015	$21.66373	$21.91463	0
2016	$21.91463	$23.93095	0
2017	$23.93095	$27.38813	0
2018	$27.38813	$24.69444	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.20537	$16.39124	373
2010	$16.39124	$19.78954	344
2011	$19.78954	$18.95356	326
2012	$18.95356	$21.88024	334
2013	$21.88024	$30.18756	289
2014	$30.18756	$33.06879	272
2015	$33.06879	$30.46666	287
2016	$30.46666	$35.17515	246
2017	$35.17515	$39.31601	256
2018	$39.31601	$34.50741	278

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.37385	$6.81927	0
2010	$6.81927	$7.44515	0
2011	$7.44515	$7.88399	0
2012	$7.88399	$8.52153	0
2013	$8.52153	$8.32870	0
2014	$8.32870	$8.73721	0
2015	$8.73721	$8.63241	0
2016	$8.63241	$8.72818	0
2017	$8.72818	$8.93927	0
2018	$8.93927	$8.65536	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.50759	983
2010	$12.50759	$13.81834	992
2011	$13.81834	$13.81820	447
2012	$13.81820	$16.17349	423
2013	$16.17349	$21.01166	387
2014	$21.01166	$23.22447	364
2015	$23.22447	$22.09219	377
2016	$22.09219	$24.63326	351
2017	$24.63326	$28.70847	906
2018	$28.70847	$25.77472	928
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.27089	$10.19408	4,036
2010	$10.19408	$11.08424	3,286
2011	$11.08424	$11.17638	3,286
2012	$11.17638	$12.33906	3,286
2013	$12.33906	$14.29646	3,286
2014	$14.29646	$15.52398	3,286
2015	$15.52398	$15.05839	3,286
2016	$15.05839	$15.95809	3,513
2017	$15.95809	$18.02076	3,513
2018	$18.02076	$17.12456	3,513
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.20824	$13.54137	1,769
2010	$13.54137	$15.23717	1,381
2011	$15.23717	$14.88725	1,413
2012	$14.88725	$16.67897	1,280
2013	$16.67897	$19.55365	1,127
2014	$19.55365	$20.99183	0
2015	$20.99183	$20.63069	0
2016	$20.63069	$21.60071	0
2017	$21.60071	$24.44598	0
2018	$24.44598	$22.24280	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.54664	$13.03794	0
2010	$13.03794	$13.10721	0
2011	$13.10721	$12.70855	0
2012	$12.70855	$15.24419	0
2013	$15.24419	$21.18766	0
2014	$21.18766	$26.53359	0
2015	$26.53359	$28.05913	0
2016	$28.05913	$24.40497	0
2017	$24.40497	$27.61038	0
2018	$27.61038	$26.92742	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.85158	$18.80270	0
2010	$18.80270	$18.78565	0
2011	$18.78565	$17.43478	0
2012	$17.43478	$17.96642	0
2013	$17.96642	$20.06226	0
2014	$20.06226	$22.55296	0
2015	$22.55296	$19.93264	0
2016	$19.93264	$19.94357	0
2017	$19.94357	$23.90752	0
2018	$23.90752	$23.34528	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.36154	$10.18684	2,577
2010	$10.18684	$9.99805	1,638
2011	$9.99805	$9.81071	1,696
2012	$9.81071	$9.62575	1,778
2013	$9.62575	$9.44477	1,715
2014	$9.44477	$9.26719	1,845
2015	$9.26719	$9.09295	1,847
2016	$9.09295	$8.92251	1,938
2017	$8.92251	$8.77637	2,290
2018	$8.77637	$8.71204	2,200
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05109	0
2017	$10.05109	$12.91031	0
2018	$12.91031	$12.96765	0
Putnam VT High Yield Fund - Class IB
2009	$11.60130	$17.09422	656
2010	$17.09422	$19.12629	331
2011	$19.12629	$19.09493	324
2012	$19.09493	$21.73224	315
2013	$21.73224	$22.99636	353
2014	$22.99636	$22.91335	372
2015	$22.91335	$21.27705	395
2016	$21.27705	$24.12195	358
2017	$24.12195	$25.32114	397
2018	$25.32114	$23.83219	402
Putnam VT Income Fund - Class IB
2009	$8.48185	$12.20418	3,376
2010	$12.20418	$13.15539	2,530
2011	$13.15539	$13.55287	2,473
2012	$13.55287	$14.72458	2,490
2013	$14.72458	$14.71666	2,663
2014	$14.71666	$15.37072	2,675
2015	$15.37072	$14.86024	2,691
2016	$14.86024	$14.87164	2,832
2017	$14.87164	$15.40887	2,974
2018	$15.40887	$15.14795	2,935

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.29058	$15.02864	0
2010	$15.02864	$16.22314	0
2011	$16.22314	$13.22147	0
2012	$13.22147	$15.81381	0
2013	$15.81381	$19.87031	0
2014	$19.87031	$18.17340	0
2015	$18.17340	$17.85489	0
2016	$17.85489	$17.08855	0
2017	$17.08855	$21.22478	0
2018	$21.22478	$16.84319	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.44476	$12.12250	0
2010	$12.12250	$13.54905	0
2011	$13.54905	$13.29919	0
2012	$13.29919	$15.24312	0
2013	$15.24312	$20.20810	0
2014	$20.20810	$22.58464	0
2015	$22.58464	$21.67533	0
2016	$21.67533	$23.82985	0
2017	$23.82985	$28.72729	0
2018	$28.72729	$26.03253	0
Putnam VT Research Fund - Class IB
2009	$9.24029	$12.07424	0
2010	$12.07424	$13.78620	0
2011	$13.78620	$13.28982	0
2012	$13.28982	$15.37433	0
2013	$15.37433	$20.11620	0
2014	$20.11620	$22.66888	0
2015	$22.66888	$21.89677	0
2016	$21.89677	$23.64973	0
2017	$23.64973	$28.62348	0
2018	$28.62348	$26.75931	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.45703	$13.55646	0
2010	$13.55646	$15.90166	0
2011	$15.90166	$14.80866	0
2012	$14.80866	$16.96308	0
2013	$16.96308	$22.70720	0
2014	$22.70720	$25.28330	0
2015	$25.28330	$24.73354	0
2016	$24.73354	$26.15756	0
2017	$26.15756	$33.16725	0
2018	$33.16725	$32.04331	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1,
2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV
Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 0-70)
Mortality & Expense = 1.80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.61282	$8.78000	0
2010	$8.78000	$10.06204	0
2011	$10.06204	$9.58762	0
2012	$9.58762	$10.91307	0
2013	$10.91307	$14.00674	0
2014	$14.00674	$15.32796	0
2015	$15.32796	$15.08533	0
2016	$15.08533	$15.92894	0
2017	$15.92894	$18.98498	0
2018	$18.98498	$17.37158	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.13017	$9.87724	0
2010	$9.87724	$10.89533	0
2011	$10.89533	$10.63335	0
2012	$10.63335	$11.62837	0
2013	$11.62837	$12.90099	0
2014	$12.90099	$13.17674	0
2015	$13.17674	$12.84602	0
2016	$12.84602	$13.24964	0
2017	$13.24964	$14.64988	0
2018	$14.64988	$13.74646	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.42596	$9.35599	0
2010	$9.35599	$10.48389	0
2011	$10.48389	$10.14812	0
2012	$10.14812	$11.24570	0
2013	$11.24570	$12.74525	0
2014	$12.74525	$13.06566	0
2015	$13.06566	$12.74687	0
2016	$12.74687	$13.21889	0
2017	$13.21889	$15.06471	0
2018	$15.06471	$13.86750	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.90734	$8.88065	0
2010	$8.88065	$10.08718	0
2011	$10.08718	$9.60711	0
2012	$9.60711	$10.84495	0
2013	$10.84495	$12.90478	0
2014	$12.90478	$13.24791	0
2015	$13.24791	$12.91549	0
2016	$12.91549	$13.46606	0
2017	$13.46606	$15.93165	0
2018	$15.93165	$14.35689	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.37837	$10.53742	0
2010	$10.53742	$11.07704	0
2011	$11.07704	$11.00796	0
2012	$11.00796	$11.46349	0
2013	$11.46349	$11.82062	0
2014	$11.82062	$11.99531	0
2015	$11.99531	$11.68961	0
2016	$11.68961	$11.93561	0
2017	$11.93561	$12.67765	0
2018	$12.67765	$12.14280	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.89891	0
2016	$17.89891	$17.55479	0
2017	$17.55479	$23.08926	0
2018	$23.08926	$25.39295	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.85260	$8.48266	0
2010	$8.48266	$9.53857	0
2011	$9.53857	$9.51594	0
2012	$9.51594	$10.78400	0
2013	$10.78400	$13.94213	0
2014	$13.94213	$15.48052	0
2015	$15.48052	$15.33671	0
2016	$15.33671	$16.77340	0
2017	$16.77340	$19.96177	0
2018	$19.96177	$18.63896	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.59088	$9.02764	0
2010	$9.02764	$11.37624	0
2011	$11.37624	$9.94012	0
2012	$9.94012	$11.16053	0
2013	$11.16053	$14.86218	0
2014	$14.86218	$15.44502	0
2015	$15.44502	$14.89109	0
2016	$14.89109	$16.33584	0
2017	$16.33584	$19.30171	0
2018	$19.30171	$16.12286	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.08686	$12.51140	4,493
2010	$12.51140	$14.30790	4,284
2011	$14.30790	$14.36117	4,204
2012	$14.36117	$15.79627	4,134
2013	$15.79627	$20.06554	3,962
2014	$20.06554	$21.46295	3,633
2015	$21.46295	$20.84455	1,262
2016	$20.84455	$22.80544	844
2017	$22.80544	$25.89923	349
2018	$25.89923	$24.22135	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.06972	$12.05351	0
2010	$12.05351	$13.31093	0
2011	$13.31093	$13.35769	0
2012	$13.35769	$14.74765	0
2013	$14.74765	$16.46935	0
2014	$16.46935	$16.88668	0
2015	$16.88668	$15.38303	0
2016	$15.38303	$17.19224	0
2017	$17.19224	$18.48270	0
2018	$18.48270	$17.33524	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.56244	$9.61567	0
2010	$9.61567	$10.51665	0
2011	$10.51665	$10.15255	0
2012	$10.15255	$11.18104	0
2013	$11.18104	$14.09663	0
2014	$14.09663	$15.53773	0
2015	$15.53773	$16.08495	0
2016	$16.08495	$15.48314	0
2017	$15.48314	$19.44325	0
2018	$19.44325	$18.77662	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.44574	$10.20772	0
2010	$10.20772	$11.20114	0
2011	$11.20114	$10.65372	0
2012	$10.65372	$11.83598	0
2013	$11.83598	$14.80413	0
2014	$14.80413	$15.33780	0
2015	$15.33780	$14.48382	0
2016	$14.48382	$15.92491	0
2017	$15.92491	$16.95241	0
2018	$16.95241	$14.75114	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.97968	$13.56433	4,885
2010	$13.56433	$14.78288	4,802
2011	$14.78288	$14.33829	4,760
2012	$14.33829	$16.05391	4,667
2013	$16.05391	$20.18139	4,490
2014	$20.18139	$21.18852	4,143
2015	$21.18852	$19.74162	1,336
2016	$19.74162	$22.45709	875
2017	$22.45709	$23.85093	379
2018	$23.85093	$21.25682	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.52593	$17.12185	1,408
2010	$17.12185	$21.51757	1,529
2011	$21.51757	$20.29713	215
2012	$20.29713	$23.55013	200
2013	$23.55013	$31.44618	187
2014	$31.44618	$30.99628	0
2015	$30.99628	$28.13521	0
2016	$28.13521	$35.90190	0
2017	$35.90190	$38.94111	0
2018	$38.94111	$33.25143	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.38948	$16.02709	399
2010	$16.02709	$20.04774	399
2011	$20.04774	$18.70028	399
2012	$18.70028	$20.31595	399
2013	$20.31595	$27.50932	0
2014	$27.50932	$28.97646	0
2015	$28.97646	$27.64506	0
2016	$27.64506	$28.22631	0
2017	$28.22631	$33.58957	0
2018	$33.58957	$31.15268	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.52712	$11.64741	0
2010	$11.64741	$12.01879	0
2011	$12.01879	$12.44946	0
2012	$12.44946	$12.43132	0
2013	$12.43132	$11.91118	0
2014	$11.91118	$12.06922	0
2015	$12.06922	$11.88517	0
2016	$11.88517	$11.72662	0
2017	$11.72662	$11.64882	0
2018	$11.64882	$11.45552	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.87440	$31.92780	0
2010	$31.92780	$36.79640	0
2011	$36.79640	$30.34651	0
2012	$30.34651	$33.65575	0
2013	$33.65575	$32.68180	0
2014	$32.68180	$29.34334	0
2015	$29.34334	$23.12123	0
2016	$23.12123	$26.61529	0
2017	$26.61529	$36.63233	0
2018	$36.63233	$30.23203	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.39272	$17.98853	2,241
2010	$17.98853	$19.11302	2,090
2011	$19.11302	$16.74098	2,115
2012	$16.74098	$19.39860	2,171
2013	$19.39860	$23.38013	2,133
2014	$23.38013	$20.36386	1,929
2015	$20.36386	$18.66263	962
2016	$18.66263	$19.60477	519
2017	$19.60477	$22.42542	0
2018	$22.42542	$18.58499	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.19123	$19.99704	0
2010	$19.99704	$22.43111	0
2011	$22.43111	$21.79435	0
2012	$21.79435	$24.57770	0
2013	$24.57770	$24.48105	0
2014	$24.48105	$24.43370	0
2015	$24.43370	$22.91649	0
2016	$22.91649	$23.12176	0
2017	$23.12176	$23.10127	0
2018	$23.10127	$23.08036	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.41326	$12.03527	2,823
2010	$12.03527	$14.10391	3,186
2011	$14.10391	$12.94041	0
2012	$12.94041	$14.38141	0
2013	$14.38141	$19.70469	0
2014	$19.70469	$20.89014	0
2015	$20.89014	$21.44697	0
2016	$21.44697	$21.44534	0
2017	$21.44534	$26.70330	0
2018	$26.70330	$25.15364	0
Invesco V.I. American Value Fund - Series I
2009	$8.92992	$12.18375	2,014
2010	$12.18375	$14.59742	1,940
2011	$14.59742	$14.43943	1,930
2012	$14.43943	$16.60055	1,921
2013	$16.60055	$21.84569	1,912
2014	$21.84569	$23.49870	1,904
2015	$23.49870	$20.92886	0
2016	$20.92886	$23.69186	0
2017	$23.69186	$25.53754	0
2018	$25.53754	$21.86344	0
Invesco V.I. American Value Fund - Series II
2009	$8.87798	$12.10878	1,649
2010	$12.10878	$14.50052	1,877
2011	$14.50052	$14.32999	0
2012	$14.32999	$16.44232	0
2013	$16.44232	$21.58360	0
2014	$21.58360	$23.15907	0
2015	$23.15907	$20.57372	0
2016	$20.57372	$23.23426	0
2017	$23.23426	$24.98024	0
2018	$24.98024	$21.33284	0
Invesco V.I. Comstock Fund - Series II
2009	$7.90745	$9.95170	1,334
2010	$9.95170	$11.28475	1,588
2011	$11.28475	$10.82746	0
2012	$10.82746	$12.61971	0
2013	$12.61971	$16.77851	0
2014	$16.77851	$17.94117	0
2015	$17.94117	$16.49480	0
2016	$16.49480	$18.91387	0
2017	$18.91387	$21.79872	0
2018	$21.79872	$18.72261	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.74967	$11.70459	0
2010	$11.70459	$12.85200	0
2011	$12.85200	$12.43304	0
2012	$12.43304	$13.69455	0
2013	$13.69455	$16.76233	0
2014	$16.76233	$17.86910	0
2015	$17.86910	$17.06071	0
2016	$17.06071	$19.20300	0
2017	$19.20300	$20.85270	0
2018	$20.85270	$18.44953	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.15918	$14.79035	2,979
2010	$14.79035	$16.26357	3,532
2011	$16.26357	$15.58004	751
2012	$15.58004	$17.46013	683
2013	$17.46013	$22.89147	521
2014	$22.89147	$24.67175	436
2015	$24.67175	$23.37963	410
2016	$23.37963	$27.36817	342
2017	$27.36817	$30.59312	295
2018	$30.59312	$25.90882	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.46518	$11.44133	0
2010	$11.44133	$14.27232	0
2011	$14.27232	$12.67937	0
2012	$12.67937	$13.87127	0
2013	$13.87127	$18.57175	0
2014	$18.57175	$19.60220	0
2015	$19.60220	$19.41224	0
2016	$19.41224	$19.13587	0
2017	$19.13587	$22.91115	0
2018	$22.91115	$21.13604	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.26453	$12.19570	0
2010	$12.19570	$13.42503	0
2011	$13.42503	$13.73525	0
2012	$13.73525	$15.14845	0
2013	$15.14845	$16.06040	0
2014	$16.06040	$16.42502	0
2015	$16.42502	$15.85169	0
2016	$15.85169	$17.42242	0
2017	$17.42242	$18.65135	0
2018	$18.65135	$17.54551	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.38823	$11.59141	0
2010	$11.59141	$13.52253	0
2011	$13.52253	$12.65891	0
2012	$12.65891	$13.71920	0
2013	$13.71920	$18.25457	0
2014	$18.25457	$19.16899	0
2015	$19.16899	$18.14053	0
2016	$18.14053	$20.58004	0
2017	$20.58004	$22.71030	0
2018	$22.71030	$20.44282	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.99763	$9.31975	0
2010	$9.31975	$10.72496	0
2011	$10.72496	$9.87275	0
2012	$9.87275	$10.84541	0
2013	$10.84541	$14.44557	0
2014	$14.44557	$15.24156	0
2015	$15.24156	$14.51053	0
2016	$14.51053	$16.65661	0
2017	$16.65661	$18.51238	0
2018	$18.51238	$16.66616	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.68529	$12.38971	0
2010	$12.38971	$14.92717	0
2011	$14.92717	$13.16057	0
2012	$13.16057	$14.71692	0
2013	$14.71692	$19.77245	0
2014	$19.77245	$20.55513	0
2015	$20.55513	$20.69461	0
2016	$20.69461	$20.53408	0
2017	$20.53408	$24.73995	0
2018	$24.73995	$23.54698	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.59883	$9.42976	0
2010	$9.42976	$11.59268	0
2011	$11.59268	$10.90655	0
2012	$10.90655	$12.24375	0
2013	$12.24375	$15.63862	0
2014	$15.63862	$17.09434	0
2015	$17.09434	$16.11962	0
2016	$16.11962	$18.39004	0
2017	$18.39004	$19.25805	0
2018	$19.25805	$16.03628	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.48553	$19.74792	0
2010	$19.74792	$21.24057	0
2011	$21.24057	$22.25224	0
2012	$22.25224	$25.70693	0
2013	$25.70693	$22.98907	0
2014	$22.98907	$23.18281	0
2015	$23.18281	$22.45436	0
2016	$22.45436	$24.33748	0
2017	$24.33748	$26.14331	0
2018	$26.14331	$23.81800	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.82480	$13.74599	0
2010	$13.74599	$15.36509	0
2011	$15.36509	$16.42286	0
2012	$16.42286	$18.60469	0
2013	$18.60469	$21.81975	0
2014	$21.81975	$22.35015	0
2015	$22.35015	$23.26399	0
2016	$23.26399	$24.03820	0
2017	$24.03820	$29.63104	0
2018	$29.63104	$28.52760	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.39042	$11.99186	0
2010	$11.99186	$14.44050	0
2011	$14.44050	$13.75763	0
2012	$13.75763	$15.42169	0
2013	$15.42169	$22.38126	0
2014	$22.38126	$23.33118	0
2015	$23.33118	$25.66570	0
2016	$25.66570	$24.74479	0
2017	$24.74479	$34.72203	0
2018	$34.72203	$36.59661	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.29986	$11.81555	0
2010	$11.81555	$14.19914	0
2011	$14.19914	$13.49400	0
2012	$13.49400	$15.08336	0
2013	$15.08336	$21.83858	0
2014	$21.83858	$22.70727	0
2015	$22.70727	$24.91899	0
2016	$24.91899	$23.95499	0
2017	$23.95499	$33.53713	0
2018	$33.53713	$35.26829	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.14167	$9.47265	0
2010	$9.47265	$12.28040	0
2011	$12.28040	$11.17283	0
2012	$11.17283	$11.87950	0
2013	$11.87950	$16.00758	0
2014	$16.00758	$15.97781	0
2015	$15.97781	$14.72177	0
2016	$14.72177	$13.15367	0
2017	$13.15367	$17.87069	0
2018	$17.87069	$19.35874	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.67144	$18.47641	2,420
2010	$18.47641	$23.45634	2,098
2011	$23.45634	$24.29230	2,033
2012	$24.29230	$27.52700	1,964
2013	$27.52700	$27.45185	1,999
2014	$27.45185	$34.82344	1,849
2015	$34.82344	$34.78661	275
2016	$34.78661	$36.32905	258
2017	$36.32905	$36.63293	247
2018	$36.63293	$33.04245	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.26097	$11.67144	0
2010	$11.67144	$12.48528	0
2011	$12.48528	$12.06919	0
2012	$12.06919	$13.46163	0
2013	$13.46163	$17.07661	0
2014	$17.07661	$19.26872	0
2015	$19.26872	$19.50242	0
2016	$19.50242	$18.65102	0
2017	$18.65102	$23.12823	0
2018	$23.12823	$21.31791	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.69821	$10.36646	0
2010	$10.36646	$11.44838	0
2011	$11.44838	$11.26410	0
2012	$11.26410	$12.37575	0
2013	$12.37575	$13.68619	0
2014	$13.68619	$14.48915	0
2015	$14.48915	$14.28134	0
2016	$14.28134	$14.69251	0
2017	$14.69251	$15.69090	0
2018	$15.69090	$14.52784	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.26879	$10.71877	0
2010	$10.71877	$13.35920	0
2011	$13.35920	$13.20337	0
2012	$13.20337	$15.03177	0
2013	$15.03177	$19.98136	0
2014	$19.98136	$20.66559	0
2015	$20.66559	$21.54002	0
2016	$21.54002	$21.55150	0
2017	$21.55150	$27.13690	0
2018	$27.13690	$24.91998	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.93583	$17.66791	0
2010	$17.66791	$20.03586	0
2011	$20.03586	$17.96327	0
2012	$17.96327	$21.29345	0
2013	$21.29345	$26.50291	0
2014	$26.50291	$26.50955	0
2015	$26.50955	$26.93614	0
2016	$26.93614	$26.36009	0
2017	$26.36009	$35.22427	0
2018	$35.22427	$29.89921	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.22394	$14.18619	5,428
2010	$14.18619	$15.95796	5,200
2011	$15.95796	$15.74273	5,108
2012	$15.74273	$17.45751	6,383
2013	$17.45751	$17.04730	5,570
2014	$17.04730	$17.12434	5,239
2015	$17.12434	$16.36533	2,430
2016	$16.36533	$17.04551	2,003
2017	$17.04551	$17.71727	1,529
2018	$17.71727	$16.57649	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.64977	$12.10533	2,010
2010	$12.10533	$13.74228	2,019
2011	$13.74228	$13.42701	2,009
2012	$13.42701	$15.34489	1,999
2013	$15.34489	$19.76798	1,990
2014	$19.76798	$21.38969	1,981
2015	$21.38969	$21.61536	0
2016	$21.61536	$23.58016	0
2017	$23.58016	$26.95952	0
2018	$26.95952	$24.28337	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.12492	$16.26658	0
2010	$16.26658	$19.61905	0
2011	$19.61905	$18.77115	0
2012	$18.77115	$21.64753	0
2013	$21.64753	$29.83609	0
2014	$29.83609	$32.65047	0
2015	$32.65047	$30.05059	0
2016	$30.05059	$34.65951	0
2017	$34.65951	$38.70070	0
2018	$38.70070	$33.93296	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.34630	$6.78287	0
2010	$6.78287	$7.39786	0
2011	$7.39786	$7.82595	0
2012	$7.82595	$8.45016	0
2013	$8.45016	$8.25052	0
2014	$8.25052	$8.64636	0
2015	$8.64636	$8.53394	0
2016	$8.53394	$8.61985	0
2017	$8.61985	$8.81943	0
2018	$8.81943	$8.53069	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.41246	1,066
2010	$12.41246	$13.69927	1,297
2011	$13.69927	$13.68521	0
2012	$13.68521	$16.00148	0
2013	$16.00148	$20.76702	0
2014	$20.76702	$22.93068	0
2015	$22.93068	$21.79049	0
2016	$21.79049	$24.27217	0
2017	$24.27217	$28.25919	0
2018	$28.25919	$25.34567	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.21636	$10.11655	2,685
2010	$10.11655	$10.98875	2,742
2011	$10.98875	$11.06883	2,709
2012	$11.06883	$12.20784	2,681
2013	$12.20784	$14.13002	2,655
2014	$14.13002	$15.32760	2,430
2015	$15.32760	$14.85274	0
2016	$14.85274	$15.72416	0
2017	$15.72416	$17.73871	0
2018	$17.73871	$16.83948	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.14094	$13.43840	0
2010	$13.43840	$15.10590	0
2011	$15.10590	$14.74400	0
2012	$14.74400	$16.50162	0
2013	$16.50162	$19.32603	0
2014	$19.32603	$20.72632	0
2015	$20.72632	$20.34899	0
2016	$20.34899	$21.28413	0
2017	$21.28413	$24.06347	0
2018	$24.06347	$21.87260	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.47712	$12.93880	407
2010	$12.93880	$12.99430	428
2011	$12.99430	$12.58626	438
2012	$12.58626	$15.08208	405
2013	$15.08208	$20.94099	379
2014	$20.94099	$26.19799	310
2015	$26.19799	$27.67599	0
2016	$27.67599	$24.04725	0
2017	$24.04725	$27.17830	0
2018	$27.17830	$26.47920	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.73398	$18.65979	0
2010	$18.65979	$18.62389	0
2011	$18.62389	$17.26706	0
2012	$17.26706	$17.77540	0
2013	$17.77540	$19.82874	0
2014	$19.82874	$22.26773	0
2015	$22.26773	$19.66049	0
2016	$19.66049	$19.65129	0
2017	$19.65129	$23.53345	0
2018	$23.53345	$22.95676	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.29326	$10.10939	4,664
2010	$10.10939	$9.91193	5,163
2011	$9.91193	$9.71631	5,039
2012	$9.71631	$9.52338	5,121
2013	$9.52338	$9.33480	5,148
2014	$9.33480	$9.14995	4,966
2015	$9.14995	$8.96876	2,154
2016	$8.96876	$8.79170	2,132
2017	$8.79170	$8.63900	2,091
2018	$8.63900	$8.56700	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04991	0
2017	$10.04991	$12.89583	0
2018	$12.89583	$12.94000	0
Putnam VT High Yield Fund - Class IB
2009	$11.52488	$16.96434	0
2010	$16.96434	$18.96162	0
2011	$18.96162	$18.91130	0
2012	$18.91130	$21.50126	0
2013	$21.50126	$22.72875	0
2014	$22.72875	$22.62363	0
2015	$22.62363	$20.98659	0
2016	$20.98659	$23.76849	0
2017	$23.76849	$24.92502	0
2018	$24.92502	$23.43563	0
Putnam VT Income Fund - Class IB
2009	$8.42595	$12.11142	1,944
2010	$12.11142	$13.04211	1,961
2011	$13.04211	$13.42252	1,870
2012	$13.42252	$14.56807	1,817
2013	$14.56807	$14.54539	817
2014	$14.54539	$15.17637	716
2015	$15.17637	$14.65738	658
2016	$14.65738	$14.65372	640
2017	$14.65372	$15.16781	595
2018	$15.16781	$14.89589	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.20957	$14.91435	2,045
2010	$14.91435	$16.08339	2,180
2011	$16.08339	$13.09422	2,172
2012	$13.09422	$15.64562	2,164
2013	$15.64562	$19.63894	1,701
2014	$19.63894	$17.94347	1,693
2015	$17.94347	$17.61100	0
2016	$17.61100	$16.83799	0
2017	$16.83799	$20.89255	0
2018	$20.89255	$16.56275	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.38248	$12.03028	0
2010	$12.03028	$13.43228	0
2011	$13.43228	$13.17117	0
2012	$13.17117	$15.08097	0
2013	$15.08097	$19.97277	0
2014	$19.97277	$22.29890	0
2015	$22.29890	$21.37927	0
2016	$21.37927	$23.48048	0
2017	$23.48048	$28.27766	0
2018	$28.27766	$25.59913	0
Putnam VT Research Fund - Class IB
2009	$9.17938	$11.98244	0
2010	$11.98244	$13.66746	0
2011	$13.66746	$13.16195	0
2012	$13.16195	$15.21085	0
2013	$15.21085	$19.88202	0
2014	$19.88202	$22.38218	0
2015	$22.38218	$21.59778	0
2016	$21.59778	$23.30309	0
2017	$23.30309	$28.17556	0
2018	$28.17556	$26.31390	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.38811	$13.45338	0
2010	$13.45338	$15.76469	672
2011	$15.76469	$14.66616	658
2012	$14.66616	$16.78267	645
2013	$16.78267	$22.44282	154
2014	$22.44282	$24.96346	0
2015	$24.96346	$24.39576	0
2016	$24.39576	$25.77411	0
2017	$25.77411	$32.64819	0
2018	$32.64819	$31.50991	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1,
2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added on or after
May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
Protection Death Benefit Option (age 71-79)
Mortality & Expense = 1.85

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.60379	$8.76355	1,109
2010	$8.76355	$10.03807	2,678
2011	$10.03807	$9.55991	2,656
2012	$9.55991	$10.87596	2,633
2013	$10.87596	$13.95199	202
2014	$13.95199	$15.26026	542
2015	$15.26026	$15.01104	533
2016	$15.01104	$15.84242	183
2017	$15.84242	$18.87236	177
2018	$18.87236	$17.25979	176
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.11905	$9.85869	0
2010	$9.85869	$10.86932	0
2011	$10.86932	$10.60255	0
2012	$10.60255	$11.58877	0
2013	$11.58877	$12.85050	0
2014	$12.85050	$13.11847	0
2015	$13.11847	$12.78269	0
2016	$12.78269	$13.17761	0
2017	$13.17761	$14.56290	0
2018	$14.56290	$13.65792	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.41583	$9.33845	0
2010	$9.33845	$10.45890	0
2011	$10.45890	$10.11877	0
2012	$10.11877	$11.20744	0
2013	$11.20744	$12.69541	0
2014	$12.69541	$13.00793	0
2015	$13.00793	$12.68406	0
2016	$12.68406	$13.14707	0
2017	$13.14707	$14.97531	0
2018	$14.97531	$13.77824	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.89791	$8.86402	0
2010	$8.86402	$10.06315	0
2011	$10.06315	$9.57935	0
2012	$9.57935	$10.80809	0
2013	$10.80809	$12.85436	0
2014	$12.85436	$13.18942	0
2015	$13.18942	$12.85190	0
2016	$12.85190	$13.39296	0
2017	$13.39296	$15.83718	0
2018	$15.83718	$14.26453	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.36557	$10.51766	0
2010	$10.51766	$11.05063	0
2011	$11.05063	$10.97611	0
2012	$10.97611	$11.42448	0
2013	$11.42448	$11.77438	0
2014	$11.77438	$11.94229	0
2015	$11.94229	$11.63200	0
2016	$11.63200	$11.87075	0
2017	$11.87075	$12.60241	0
2018	$12.60241	$12.06463	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.81080	1,029
2016	$17.81080	$17.45950	1,023
2017	$17.45950	$22.95238	1,022
2018	$22.95238	$25.22963	1,008
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.84323	$8.46674	6,358
2010	$8.46674	$9.51582	6,311
2011	$9.51582	$9.48842	6,311
2012	$9.48842	$10.74731	6,209
2013	$10.74731	$13.88761	6,171
2014	$13.88761	$15.41213	6,130
2015	$15.41213	$15.26115	0
2016	$15.26115	$16.68228	0
2017	$16.68228	$19.84334	0
2018	$19.84334	$18.51899	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.58187	$9.01071	0
2010	$9.01071	$11.34911	0
2011	$11.34911	$9.91136	0
2012	$9.91136	$11.12256	0
2013	$11.12256	$14.80408	0
2014	$14.80408	$15.37679	0
2015	$15.37679	$14.81774	0
2016	$14.81774	$16.24711	0
2017	$16.24711	$19.18721	0
2018	$19.18721	$16.01910	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.06605	$12.47922	6,127
2010	$12.47922	$14.26383	5,894
2011	$14.26383	$14.30965	3,125
2012	$14.30965	$15.73154	2,091
2013	$15.73154	$19.97312	1,900
2014	$19.97312	$21.35319	1,860
2015	$21.35319	$20.72739	1,745
2016	$20.72739	$22.66571	1,694
2017	$22.66571	$25.72758	1,641
2018	$25.72758	$24.04864	1,616

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.04813	$12.01870	2,039
2010	$12.01870	$13.26573	1,991
2011	$13.26573	$13.30554	1,986
2012	$13.30554	$14.68256	1,950
2013	$14.68256	$16.38829	1,946
2014	$16.38829	$16.79499	2,513
2015	$16.79499	$15.29171	2,503
2016	$15.29171	$17.08147	4,560
2017	$17.08147	$18.35436	4,559
2018	$18.35436	$17.20614	2,652
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.54607	$9.58996	4,437
2010	$9.58996	$10.48319	2,790
2011	$10.48319	$10.11509	2,739
2012	$10.11509	$11.13409	2,824
2013	$11.13409	$14.03029	2,482
2014	$14.03029	$15.45671	2,369
2015	$15.45671	$15.99292	1,151
2016	$15.99292	$15.38672	0
2017	$15.38672	$19.31243	0
2018	$19.31243	$18.64085	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.43420	$10.18858	3,889
2010	$10.18858	$11.17443	2,167
2011	$11.17443	$10.62291	2,154
2012	$10.62291	$11.79572	2,137
2013	$11.79572	$14.74626	64
2014	$14.74626	$15.27005	65
2015	$15.27005	$14.41249	64
2016	$14.41249	$15.83841	64
2017	$15.83841	$16.85183	65
2018	$16.85183	$14.65619	66
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.95709	$13.52952	9,112
2010	$13.52952	$14.73742	7,791
2011	$14.73742	$14.28693	6,771
2012	$14.28693	$15.98823	5,658
2013	$15.98823	$20.08857	4,986
2014	$20.08857	$21.08032	3,816
2015	$21.08032	$19.63078	3,717
2016	$19.63078	$22.31964	3,538
2017	$22.31964	$23.69301	3,627
2018	$23.69301	$21.10538	3,646
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.49801	$17.07779	11,669
2010	$17.07779	$21.45126	10,448
2011	$21.45126	$20.22426	8,461
2012	$20.22426	$23.45360	7,688
2013	$23.45360	$31.30131	5,436
2014	$31.30131	$30.83773	5,190
2015	$30.83773	$27.97700	4,984
2016	$27.97700	$35.68187	4,629
2017	$35.68187	$38.68296	4,543
2018	$38.68296	$33.01426	4,562

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.36596	$15.98583	0
2010	$15.98583	$19.98592	0
2011	$19.98592	$18.63314	0
2012	$18.63314	$20.23266	0
2013	$20.23266	$27.38257	0
2014	$27.38257	$28.82825	0
2015	$28.82825	$27.48962	0
2016	$27.48962	$28.05333	0
2017	$28.05333	$33.36691	0
2018	$33.36691	$30.93050	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.49967	$11.61374	20,332
2010	$11.61374	$11.97795	7,842
2011	$11.97795	$12.40085	5,349
2012	$12.40085	$12.37645	5,251
2013	$12.37645	$11.85257	4,581
2014	$11.85257	$12.00369	4,168
2015	$12.00369	$11.81460	4,124
2016	$11.81460	$11.65106	4,462
2017	$11.65106	$11.56792	5,137
2018	$11.56792	$11.37020	4,326
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.83548	$31.84572	4,702
2010	$31.84572	$36.68310	5,404
2011	$36.68310	$30.23766	4,825
2012	$30.23766	$33.51788	4,787
2013	$33.51788	$32.53131	3,561
2014	$32.53131	$29.19332	3,627
2015	$29.19332	$22.99127	2,926
2016	$22.99127	$26.45223	2,602
2017	$26.45223	$36.38961	2,565
2018	$36.38961	$30.01649	1,292
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.36512	$17.94230	14,817
2010	$17.94230	$19.05418	13,555
2011	$19.05418	$16.68093	9,726
2012	$16.68093	$19.31914	8,931
2013	$19.31914	$23.27249	8,720
2014	$23.27249	$20.25976	8,872
2015	$20.25976	$18.55774	8,324
2016	$18.55774	$19.48467	7,681
2017	$19.48467	$22.27681	7,256
2018	$22.27681	$18.45247	6,923
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.15578	$19.94564	0
2010	$19.94564	$22.36204	0
2011	$22.36204	$21.71619	0
2012	$21.71619	$24.47704	0
2013	$24.47704	$24.36835	0
2014	$24.36835	$24.30880	0
2015	$24.30880	$22.78771	0
2016	$22.78771	$22.98012	0
2017	$22.98012	$22.94819	0
2018	$22.94819	$22.91580	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.39798	$12.00434	1,966
2010	$12.00434	$14.06049	3,471
2011	$14.06049	$12.89400	2,570
2012	$12.89400	$14.32249	2,254
2013	$14.32249	$19.61397	2,246
2014	$19.61397	$20.78336	2,182
2015	$20.78336	$21.32647	2,176
2016	$21.32647	$21.31399	2,125
2017	$21.31399	$26.52639	2,122
2018	$26.52639	$24.97435	311
Invesco V.I. American Value Fund - Series I
2009	$8.90866	$12.14853	6,386
2010	$12.14853	$14.54783	5,873
2011	$14.54783	$14.38303	5,516
2012	$14.38303	$16.52726	4,736
2013	$16.52726	$21.73816	3,956
2014	$21.73816	$23.37111	3,741
2015	$23.37111	$20.80460	3,273
2016	$20.80460	$23.53921	3,192
2017	$23.53921	$25.36021	3,184
2018	$25.36021	$21.70061	2,818
Invesco V.I. American Value Fund - Series II
2009	$8.85686	$12.07379	4,098
2010	$12.07379	$14.45126	4,136
2011	$14.45126	$14.27404	4,076
2012	$14.27404	$16.36975	3,916
2013	$16.36975	$21.47738	3,333
2014	$21.47738	$23.03333	3,367
2015	$23.03333	$20.45158	3,625
2016	$20.45158	$23.08458	1,202
2017	$23.08458	$24.80681	1,123
2018	$24.80681	$21.17399	1,143
Invesco V.I. Comstock Fund - Series II
2009	$7.88862	$9.92294	6,963
2010	$9.92294	$11.24640	6,519
2011	$11.24640	$10.78516	6,230
2012	$10.78516	$12.56399	5,664
2013	$12.56399	$16.69591	3,055
2014	$16.69591	$17.84373	2,582
2015	$17.84373	$16.39684	1,994
2016	$16.39684	$18.79198	1,450
2017	$18.79198	$21.64734	1,310
2018	$21.64734	$18.58318	1,437
Invesco V.I. Equity and Income Fund - Series II
2009	$9.72645	$11.67076	80
2010	$11.67076	$12.80834	64
2011	$12.80834	$12.38449	63
2012	$12.38449	$13.63410	28
2013	$13.63410	$16.67983	1,345
2014	$16.67983	$17.77209	748
2015	$17.77209	$16.95942	596
2016	$16.95942	$19.07928	427
2017	$19.07928	$20.70793	410
2018	$20.70793	$18.31216	360

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.13412	$14.75233	15,692
2010	$14.75233	$16.21350	15,539
2011	$16.21350	$15.52417	10,600
2012	$15.52417	$17.38861	10,368
2013	$17.38861	$22.78609	9,086
2014	$22.78609	$24.54564	8,967
2015	$24.54564	$23.24825	8,427
2016	$23.24825	$27.20051	7,729
2017	$27.20051	$30.39041	7,629
2018	$30.39041	$25.72411	7,599
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.44741	$11.40828	7,061
2010	$11.40828	$14.22383	3,402
2011	$14.22383	$12.62986	3,466
2012	$12.62986	$13.81003	3,311
2013	$13.81003	$18.48033	3,010
2014	$18.48033	$19.49576	2,924
2015	$19.49576	$19.29699	2,747
2016	$19.29699	$19.01258	2,732
2017	$19.01258	$22.75208	2,629
2018	$22.75208	$20.97865	2,525
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.24447	$12.16309	1,368
2010	$12.16309	$13.38231	729
2011	$13.38231	$13.68457	708
2012	$13.68457	$15.08485	695
2013	$15.08485	$15.98481	709
2014	$15.98481	$16.33938	715
2015	$16.33938	$15.76099	654
2016	$15.76099	$17.31393	609
2017	$17.31393	$18.52588	546
2018	$18.52588	$17.41865	547
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.36790	$11.56041	2,294
2010	$11.56041	$13.47950	2,299
2011	$13.47950	$12.61221	2,231
2012	$12.61221	$13.66160	2,270
2013	$13.66160	$18.16865	2,159
2014	$18.16865	$19.06904	1,835
2015	$19.06904	$18.03673	1,827
2016	$18.03673	$20.45188	1,809
2017	$20.45188	$22.55751	1,714
2018	$22.55751	$20.29500	1,720
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.98030	$9.29480	0
2010	$9.29480	$10.69079	0
2011	$10.69079	$9.83628	0
2012	$9.83628	$10.79982	0
2013	$10.79982	$14.37752	0
2014	$14.37752	$15.16202	0
2015	$15.16202	$14.42744	0
2016	$14.42744	$16.55281	2,036
2017	$16.55281	$18.38776	2,036
2018	$18.38776	$16.54559	2,036

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.66649	$12.35659	2,426
2010	$12.35659	$14.87968	2,177
2011	$14.87968	$13.11201	2,345
2012	$13.11201	$14.65512	2,476
2013	$14.65512	$19.67939	2,026
2014	$19.67939	$20.44795	1,646
2015	$20.44795	$20.57620	1,616
2016	$20.57620	$20.40620	1,653
2017	$20.40620	$24.57349	1,660
2018	$24.57349	$23.37670	1,530
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.58236	$9.40452	4,036
2010	$9.40452	$11.55576	1,684
2011	$11.55576	$10.86628	1,700
2012	$10.86628	$12.19228	1,719
2013	$12.19228	$15.56494	1,491
2014	$15.56494	$17.00514	1,430
2015	$17.00514	$16.02731	767
2016	$16.02731	$18.27542	1,213
2017	$18.27542	$19.12839	1,213
2018	$19.12839	$15.92023	1,213
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.45359	$19.69713	1,355
2010	$19.69713	$21.17515	1,363
2011	$21.17515	$22.17241	1,319
2012	$22.17241	$25.60162	1,002
2013	$25.60162	$22.88321	686
2014	$22.88321	$23.06429	681
2015	$23.06429	$22.32817	610
2016	$22.32817	$24.18840	570
2017	$24.18840	$25.97008	576
2018	$25.97008	$23.64821	440
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.79724	$13.70399	4,622
2010	$13.70399	$15.31034	6,535
2011	$15.31034	$16.35600	4,308
2012	$16.35600	$18.51947	4,278
2013	$18.51947	$21.70877	2,717
2014	$21.70877	$22.22512	2,701
2015	$22.22512	$23.12204	2,684
2016	$23.12204	$23.87938	2,667
2017	$23.87938	$29.42045	2,667
2018	$29.42045	$28.31050	2,635
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.37282	$11.95719	6,728
2010	$11.95719	$14.39143	6,047
2011	$14.39143	$13.70390	5,170
2012	$13.70390	$15.35361	4,519
2013	$15.35361	$22.27110	3,403
2014	$22.27110	$23.20450	3,121
2015	$23.20450	$25.51332	2,919
2016	$25.51332	$24.58537	2,892
2017	$24.58537	$34.48097	2,681
2018	$34.48097	$36.32412	1,987

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.28247	$11.78139	0
2010	$11.78139	$14.15088	1,849
2011	$14.15088	$13.44127	1,849
2012	$13.44127	$15.01675	1,849
2013	$15.01675	$21.73104	1,849
2014	$21.73104	$22.58393	1,849
2015	$22.58393	$24.77100	1,849
2016	$24.77100	$23.80061	1,849
2017	$23.80061	$33.30426	1,849
2018	$33.30426	$35.00564	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.13326	$9.45486	8,648
2010	$9.45486	$12.25109	11,161
2011	$12.25109	$11.14049	8,578
2012	$11.14049	$11.83907	8,531
2013	$11.83907	$15.94497	8,422
2014	$15.94497	$15.90721	8,363
2015	$15.90721	$14.64924	8,350
2016	$14.64924	$13.08221	5,666
2017	$13.08221	$17.76467	5,610
2018	$17.76467	$19.23413	5,137
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.64116	$18.42885	6,714
2010	$18.42885	$23.38406	4,822
2011	$23.38406	$24.20512	4,536
2012	$24.20512	$27.41418	3,867
2013	$27.41418	$27.32539	3,334
2014	$27.32539	$34.64537	2,432
2015	$34.64537	$34.59106	2,362
2016	$34.59106	$36.10646	1,066
2017	$36.10646	$36.39014	1,158
2018	$36.39014	$32.80681	1,163
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.23710	$11.63178	12,823
2010	$11.63178	$12.43651	12,847
2011	$12.43651	$12.01593	8,567
2012	$12.01593	$13.39537	5,581
2013	$13.39537	$16.98390	5,163
2014	$16.98390	$19.15434	4,047
2015	$19.15434	$19.37676	3,441
2016	$19.37676	$18.52141	3,636
2017	$18.52141	$22.95595	3,342
2018	$22.95595	$21.14839	3,231
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.68027	$10.33981	4,730
2010	$10.33981	$11.41312	4,346
2011	$11.41312	$11.22369	4,359
2012	$11.22369	$12.32505	9,962
2013	$12.32505	$13.62317	9,390
2014	$13.62317	$14.41506	8,262
2015	$14.41506	$14.20106	8,040
2016	$14.20106	$14.60248	8,026
2017	$14.60248	$15.58690	8,028
2018	$15.58690	$14.42425	7,979

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.25175	$10.69120	14,512
2010	$10.69120	$13.31806	12,229
2011	$13.31806	$13.15600	9,640
2012	$13.15600	$14.97019	7,274
2013	$14.97019	$19.88936	6,640
2014	$19.88936	$20.55994	6,562
2015	$20.55994	$21.41896	6,397
2016	$21.41896	$21.41949	6,673
2017	$21.41949	$26.95709	6,452
2018	$26.95709	$24.74232	6,284
Oppenheimer Global Fund/VA - Service Shares
2009	$12.90916	$17.62250	8,802
2010	$17.62250	$19.97419	7,455
2011	$19.97419	$17.89884	6,709
2012	$17.89884	$21.20621	6,391
2013	$21.20621	$26.38089	3,958
2014	$26.38089	$26.37403	3,976
2015	$26.37403	$26.78476	3,852
2016	$26.78476	$26.19861	6,193
2017	$26.19861	$34.99088	5,983
2018	$34.99088	$29.68605	6,046
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.19874	$14.14973	17,775
2010	$14.14973	$15.90882	15,905
2011	$15.90882	$15.68627	15,204
2012	$15.68627	$17.38602	20,830
2013	$17.38602	$16.96883	16,171
2014	$16.96883	$17.03682	14,116
2015	$17.03682	$16.27338	13,679
2016	$16.27338	$16.94111	13,996
2017	$16.94111	$17.59989	14,126
2018	$17.59989	$16.45833	13,447
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.62988	$12.07421	18,633
2010	$12.07421	$13.69996	17,657
2011	$13.69996	$13.37884	13,884
2012	$13.37884	$15.28204	12,051
2013	$15.28204	$19.67696	10,459
2014	$19.67696	$21.28035	10,038
2015	$21.28035	$21.49390	8,642
2016	$21.49390	$23.43574	8,702
2017	$23.43574	$26.78090	8,635
2018	$26.78090	$24.11027	8,495
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.09990	$16.22474	9,300
2010	$16.22474	$19.55862	10,007
2011	$19.55862	$18.70381	9,031
2012	$18.70381	$21.55884	7,704
2013	$21.55884	$29.69871	5,550
2014	$29.69871	$32.48355	4,997
2015	$32.48355	$29.88171	4,686
2016	$29.88171	$34.44721	3,373
2017	$34.44721	$38.44427	3,224
2018	$38.44427	$33.69104	3,147

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.33254	$6.76472	4,319
2010	$6.76472	$7.37432	3,140
2011	$7.37432	$7.79708	2,933
2012	$7.79708	$8.41468	2,931
2013	$8.41468	$8.21169	3,203
2014	$8.21169	$8.60129	3,153
2015	$8.60129	$8.48511	2,945
2016	$8.48511	$8.56617	3,741
2017	$8.56617	$8.76010	3,737
2018	$8.76010	$8.46900	3,653
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.38054	2,585
2010	$12.38054	$13.65708	2,210
2011	$13.65708	$13.63612	2,132
2012	$13.63612	$15.93592	2,083
2013	$15.93592	$20.67141	973
2014	$20.67141	$22.81347	953
2015	$22.81347	$21.66805	727
2016	$21.66805	$24.12352	465
2017	$24.12352	$28.07198	7,675
2018	$28.07198	$25.16500	7,742
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.19943	$10.09056	21,661
2010	$10.09056	$10.95491	21,656
2011	$10.95491	$11.02913	20,107
2012	$11.02913	$12.15783	14,329
2013	$12.15783	$14.06495	11,944
2014	$14.06495	$15.24924	9,061
2015	$15.24924	$14.76927	8,581
2016	$14.76927	$15.62784	8,102
2017	$15.62784	$17.62118	7,850
2018	$17.62118	$16.71945	7,588
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.12003	$13.40385	1,023
2010	$13.40385	$15.05939	1,021
2011	$15.05939	$14.69111	1,021
2012	$14.69111	$16.43402	24
2013	$16.43402	$19.23703	21
2014	$19.23703	$20.62034	21
2015	$20.62034	$20.23461	20
2016	$20.23461	$21.15371	20
2017	$21.15371	$23.90399	19
2018	$23.90399	$21.71663	19
Putnam VT Global Health Care Fund - Class IB
2009	$10.45550	$12.90552	4,107
2010	$12.90552	$12.95428	3,529
2011	$12.95428	$12.54110	3,516
2012	$12.54110	$15.02028	2,687
2013	$15.02028	$20.84457	2,586
2014	$20.84457	$26.06406	2,306
2015	$26.06406	$27.52047	2,144
2016	$27.52047	$23.89994	2,067
2017	$23.89994	$26.99820	1,995
2018	$26.99820	$26.29043	1,879

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.69742	$18.61181	954
2010	$18.61181	$18.56653	1,023
2011	$18.56653	$17.20511	833
2012	$17.20511	$17.70256	823
2013	$17.70256	$19.73741	889
2014	$19.73741	$22.15386	881
2015	$22.15386	$19.54995	988
2016	$19.54995	$19.53087	945
2017	$19.53087	$23.37746	928
2018	$23.37746	$22.79305	980
Putnam VT Government Money Market Fund - Class IB
2009	$10.27202	$10.08339	80,337
2010	$10.08339	$9.88138	19,733
2011	$9.88138	$9.68144	18,243
2012	$9.68144	$9.48435	18,726
2013	$9.48435	$9.29180	17,858
2014	$9.29180	$9.10316	10,968
2015	$9.10316	$8.91834	10,352
2016	$8.91834	$8.73783	11,675
2017	$8.73783	$8.58174	23,138
2018	$8.58174	$8.50592	21,142
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04932	11,567
2017	$10.04932	$12.88858	11,347
2018	$12.88858	$12.92618	8,746
Putnam VT High Yield Fund - Class IB
2009	$11.50109	$16.92070	6,328
2010	$16.92070	$18.90322	6,751
2011	$18.90322	$18.84345	2,151
2012	$18.84345	$21.41318	1,911
2013	$21.41318	$22.62410	1,857
2014	$22.62410	$22.50797	1,766
2015	$22.50797	$20.86866	1,704
2016	$20.86866	$23.62289	1,530
2017	$23.62289	$24.75986	1,546
2018	$24.75986	$23.26855	1,531
Putnam VT Income Fund - Class IB
2009	$8.40856	$12.08026	35,626
2010	$12.08026	$13.00191	33,751
2011	$13.00191	$13.37435	25,529
2012	$13.37435	$14.50836	23,560
2013	$14.50836	$14.47839	14,787
2014	$14.47839	$15.09875	12,801
2015	$15.09875	$14.57498	12,241
2016	$14.57498	$14.56394	11,852
2017	$14.56394	$15.06727	10,379
2018	$15.06727	$14.78967	9,499

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.18437	$14.87597	6,370
2010	$14.87597	$16.03382	4,605
2011	$16.03382	$13.04720	3,485
2012	$13.04720	$15.58148	2,610
2013	$15.58148	$19.54845	886
2014	$19.54845	$17.85168	527
2015	$17.85168	$17.51198	0
2016	$17.51198	$16.73479	0
2017	$16.73479	$20.75405	0
2018	$20.75405	$16.44460	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.36313	$11.99935	1,375
2010	$11.99935	$13.39092	1,373
2011	$13.39092	$13.12393	1,308
2012	$13.12393	$15.01920	1,220
2013	$15.01920	$19.88082	1,166
2014	$19.88082	$22.18491	1,083
2015	$22.18491	$21.25914	1,028
2016	$21.25914	$23.33666	1,005
2017	$23.33666	$28.09031	958
2018	$28.09031	$25.41666	915
Putnam VT Research Fund - Class IB
2009	$9.16043	$11.95159	3,687
2010	$11.95159	$13.62532	3,576
2011	$13.62532	$13.11470	2,546
2012	$13.11470	$15.14850	2,439
2013	$15.14850	$19.79043	1,317
2014	$19.79043	$22.26769	238
2015	$22.26769	$21.47634	233
2016	$21.47634	$23.16029	229
2017	$23.16029	$27.98882	216
2018	$27.98882	$26.12625	214
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.36667	$13.41878	1,111
2010	$13.41878	$15.71612	7,736
2011	$15.71612	$14.61355	6,996
2012	$14.61355	$16.71392	5,711
2013	$16.71392	$22.33949	2,544
2014	$22.33949	$24.83585	2,006
2015	$24.83585	$24.25867	1,929
2016	$24.25867	$25.61625	1,884
2017	$25.61625	$32.43189	1,806
2018	$32.43189	$31.28529	1,753
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option,
added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 1.95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.58573	$8.73066	0
2010	$8.73066	$9.99022	0
2011	$9.99022	$9.50464	0
2012	$9.50464	$10.80202	0
2013	$10.80202	$13.84301	0
2014	$13.84301	$15.12561	0
2015	$15.12561	$14.86340	0
2016	$14.86340	$15.67064	0
2017	$15.67064	$18.64892	0
2018	$18.64892	$17.03815	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.09689	$9.82176	0
2010	$9.82176	$10.81756	0
2011	$10.81756	$10.54131	0
2012	$10.54131	$11.51005	0
2013	$11.51005	$12.75020	0
2014	$12.75020	$13.00278	0
2015	$13.00278	$12.65703	0
2016	$12.65703	$13.03478	0
2017	$13.03478	$14.39053	0
2018	$14.39053	$13.48258	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.39556	$9.30342	0
2010	$9.30342	$10.40903	0
2011	$10.40903	$10.06026	0
2012	$10.06026	$11.13124	0
2013	$11.13124	$12.59622	0
2014	$12.59622	$12.89311	0
2015	$12.89311	$12.55927	0
2016	$12.55927	$13.00448	0
2017	$13.00448	$14.79797	0
2018	$14.79797	$13.60127	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.87905	$8.83076	0
2010	$8.83076	$10.01518	0
2011	$10.01518	$9.52398	0
2012	$9.52398	$10.73462	0
2013	$10.73462	$12.75396	0
2014	$12.75396	$13.07304	0
2015	$13.07304	$12.72550	0
2016	$12.72550	$13.24772	0
2017	$13.24772	$15.64965	0
2018	$15.64965	$14.08133	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.34000	$10.47824	0
2010	$10.47824	$10.99799	0
2011	$10.99799	$10.91270	0
2012	$10.91270	$11.34685	0
2013	$11.34685	$11.68244	0
2014	$11.68244	$11.83695	0
2015	$11.83695	$11.51763	0
2016	$11.51763	$11.74208	0
2017	$11.74208	$12.45325	0
2018	$12.45325	$11.90975	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.63559	0
2016	$17.63559	$17.27014	0
2017	$17.27014	$22.68057	0
2018	$22.68057	$24.90560	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.82454	$8.43499	0
2010	$8.43499	$9.47047	0
2011	$9.47047	$9.43358	0
2012	$9.43358	$10.67428	0
2013	$10.67428	$13.77919	0
2014	$13.77919	$15.27620	0
2015	$15.27620	$15.11111	0
2016	$15.11111	$16.50147	0
2017	$16.50147	$19.60850	0
2018	$19.60850	$18.28127	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.56388	$8.97692	0
2010	$8.97692	$11.29503	0
2011	$11.29503	$9.85408	0
2012	$9.85408	$11.04696	0
2013	$11.04696	$14.68845	0
2014	$14.68845	$15.24111	0
2015	$15.24111	$14.67199	0
2016	$14.67199	$16.07092	0
2017	$16.07092	$18.96001	0
2018	$18.96001	$15.81336	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.99963	$12.38422	24
2010	$12.38422	$14.14081	23
2011	$14.14081	$14.17179	21
2012	$14.17179	$15.56404	19
2013	$15.56404	$19.74031	19
2014	$19.74031	$21.08274	18
2015	$21.08274	$20.44397	16
2016	$20.44397	$22.33305	15
2017	$22.33305	$25.32444	14
2018	$25.32444	$23.64782	5

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.00509	$11.94932	0
2010	$11.94932	$13.17569	0
2011	$13.17569	$13.20178	0
2012	$13.20178	$14.55315	0
2013	$14.55315	$16.22728	0
2014	$16.22728	$16.61301	0
2015	$16.61301	$15.11056	0
2016	$15.11056	$16.86194	0
2017	$16.86194	$18.10022	0
2018	$18.10022	$16.95071	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.51338	$9.53867	0
2010	$9.53867	$10.41650	0
2011	$10.41650	$10.04051	0
2012	$10.04051	$11.04068	0
2013	$11.04068	$13.89839	0
2014	$13.89839	$15.29578	0
2015	$15.29578	$15.81025	0
2016	$15.81025	$15.19549	0
2017	$15.19549	$19.05320	0
2018	$19.05320	$18.37198	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.41116	$10.15038	0
2010	$10.15038	$11.12119	0
2011	$11.12119	$10.56153	0
2012	$10.56153	$11.71555	0
2013	$11.71555	$14.63110	0
2014	$14.63110	$15.13533	0
2015	$15.13533	$14.27075	0
2016	$14.27075	$15.66668	0
2017	$15.66668	$16.65232	0
2018	$16.65232	$14.46799	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.88473	$13.42645	0
2010	$13.42645	$14.61024	0
2011	$14.61024	$14.14919	0
2012	$14.14919	$15.81789	0
2013	$15.81789	$19.85427	0
2014	$19.85427	$20.81318	0
2015	$20.81318	$19.36222	0
2016	$19.36222	$21.99190	0
2017	$21.99190	$23.32158	0
2018	$23.32158	$20.75345	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.40894	$16.94778	17
2010	$16.94778	$21.26626	16
2011	$21.26626	$20.02941	15
2012	$20.02941	$23.20387	14
2013	$23.20387	$30.93644	12
2014	$30.93644	$30.44714	12
2015	$30.44714	$27.59445	12
2016	$27.59445	$35.15816	10
2017	$35.15816	$38.07678	9
2018	$38.07678	$32.46395	3

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.29096	$15.86414	0
2010	$15.86414	$19.81357	0
2011	$19.81357	$18.45363	0
2012	$18.45363	$20.01722	0
2013	$20.01722	$27.06336	0
2014	$27.06336	$28.46309	0
2015	$28.46309	$27.11370	0
2016	$27.11370	$27.64153	0
2017	$27.64153	$32.84400	0
2018	$32.84400	$30.41490	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.44496	$11.54670	0
2010	$11.54670	$11.89664	0
2011	$11.89664	$12.30413	0
2012	$12.30413	$12.26735	0
2013	$12.26735	$11.73610	0
2014	$11.73610	$11.87361	0
2015	$11.87361	$11.67466	0
2016	$11.67466	$11.50133	0
2017	$11.50133	$11.40775	0
2018	$11.40775	$11.20141	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.71122	$31.60338	0
2010	$31.60338	$36.36685	0
2011	$36.36685	$29.94642	0
2012	$29.94642	$33.16107	0
2013	$33.16107	$32.15215	0
2014	$32.15215	$28.82359	0
2015	$28.82359	$22.67687	0
2016	$22.67687	$26.06398	0
2017	$26.06398	$35.81941	0
2018	$35.81941	$29.51617	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.27693	$17.80572	0
2010	$17.80572	$18.88985	0
2011	$18.88985	$16.52020	0
2012	$16.52020	$19.11341	0
2013	$19.11341	$23.00118	0
2014	$23.00118	$20.00312	0
2015	$20.00312	$18.30393	0
2016	$18.30393	$19.19860	0
2017	$19.19860	$21.92764	0
2018	$21.92764	$18.14483	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.04260	$19.79382	0
2010	$19.79382	$22.16919	0
2011	$22.16919	$21.50699	0
2012	$21.50699	$24.21645	0
2013	$24.21645	$24.08432	0
2014	$24.08432	$24.00094	0
2015	$24.00094	$22.47613	0
2016	$22.47613	$22.64284	0
2017	$22.64284	$22.58859	0
2018	$22.58859	$22.53384	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.34914	$11.91291	0
2010	$11.91291	$13.93917	0
2011	$13.93917	$12.76972	0
2012	$12.76972	$14.16994	0
2013	$14.16994	$19.38525	0
2014	$19.38525	$20.52003	0
2015	$20.52003	$21.03475	0
2016	$21.03475	$21.00105	0
2017	$21.00105	$26.11059	0
2018	$26.11059	$24.55794	0
Invesco V.I. American Value Fund - Series I
2009	$8.86625	$12.07837	0
2010	$12.07837	$14.44905	0
2011	$14.44905	$14.27082	0
2012	$14.27082	$16.38155	0
2013	$16.38155	$21.52454	0
2014	$21.52454	$23.11781	0
2015	$23.11781	$20.55809	0
2016	$20.55809	$23.23662	0
2017	$23.23662	$25.00898	0
2018	$25.00898	$21.37838	0
Invesco V.I. American Value Fund - Series II
2009	$8.81470	$12.00407	0
2010	$12.00407	$14.35315	0
2011	$14.35315	$14.16270	0
2012	$14.16270	$16.22544	0
2013	$16.22544	$21.26633	0
2014	$21.26633	$22.78371	0
2015	$22.78371	$20.20927	0
2016	$20.20927	$22.78785	0
2017	$22.78785	$24.46328	0
2018	$24.46328	$20.85960	0
Invesco V.I. Comstock Fund - Series II
2009	$7.85108	$9.86563	30
2010	$9.86563	$11.17005	28
2011	$11.17005	$10.70102	27
2012	$10.70102	$12.45324	24
2013	$12.45324	$16.53186	23
2014	$16.53186	$17.65035	21
2015	$17.65035	$16.20258	20
2016	$16.20258	$18.55045	19
2017	$18.55045	$21.34758	17
2018	$21.34758	$18.30726	6
Invesco V.I. Equity and Income Fund - Series II
2009	$9.68017	$11.60337	0
2010	$11.60337	$12.72139	0
2011	$12.72139	$12.28789	0
2012	$12.28789	$13.51391	0
2013	$13.51391	$16.51592	0
2014	$16.51592	$17.57948	0
2015	$17.57948	$16.75850	0
2016	$16.75850	$18.83405	0
2017	$18.83405	$20.42117	0
2018	$20.42117	$18.04027	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.05403	$14.64000	20
2010	$14.64000	$16.07364	20
2011	$16.07364	$15.37457	19
2012	$15.37457	$17.20342	17
2013	$17.20342	$22.52042	17
2014	$22.52042	$24.23469	15
2015	$24.23469	$22.93030	14
2016	$22.93030	$26.80120	13
2017	$26.80120	$29.91409	12
2018	$29.91409	$25.29525	4
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.41194	$11.34236	0
2010	$11.34236	$14.12723	0
2011	$14.12723	$12.53130	0
2012	$12.53130	$13.68823	0
2013	$13.68823	$18.29867	0
2014	$18.29867	$19.28441	0
2015	$19.28441	$19.06828	0
2016	$19.06828	$18.76812	0
2017	$18.76812	$22.43691	0
2018	$22.43691	$20.66707	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.20443	$12.09807	0
2010	$12.09807	$13.29719	0
2011	$13.29719	$13.58368	0
2012	$13.58368	$14.95830	0
2013	$14.95830	$15.83453	0
2014	$15.83453	$16.16925	0
2015	$16.16925	$15.58096	0
2016	$15.58096	$17.09874	0
2017	$17.09874	$18.27717	0
2018	$18.27717	$17.16739	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.32732	$11.49859	0
2010	$11.49859	$13.39375	0
2011	$13.39375	$12.51920	0
2012	$12.51920	$13.54698	0
2013	$13.54698	$17.99784	0
2014	$17.99784	$18.87049	0
2015	$18.87049	$17.83070	0
2016	$17.83070	$20.19769	0
2017	$20.19769	$22.25471	0
2018	$22.25471	$20.00227	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.94573	$9.24509	0
2010	$9.24509	$10.62277	0
2011	$10.62277	$9.76374	0
2012	$9.76374	$10.70921	0
2013	$10.70921	$14.24236	0
2014	$14.24236	$15.00415	0
2015	$15.00415	$14.26264	0
2016	$14.26264	$16.34707	0
2017	$16.34707	$18.14091	0
2018	$18.14091	$16.30691	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.62896	$12.29053	0
2010	$12.29053	$14.78505	0
2011	$14.78505	$13.01533	0
2012	$13.01533	$14.53217	0
2013	$14.53217	$19.49436	0
2014	$19.49436	$20.23502	0
2015	$20.23502	$20.34115	0
2016	$20.34115	$20.15256	0
2017	$20.15256	$24.24361	0
2018	$24.24361	$23.03951	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.54952	$9.35421	16
2010	$9.35421	$11.48223	14
2011	$11.48223	$10.78613	13
2012	$10.78613	$12.08998	13
2013	$12.08998	$15.41860	12
2014	$15.41860	$16.82807	11
2015	$16.82807	$15.84423	10
2016	$15.84423	$18.04828	9
2017	$18.04828	$18.87161	9
2018	$18.87161	$15.69059	3
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.35161	$19.54719	0
2010	$19.54719	$20.99250	0
2011	$20.99250	$21.95880	0
2012	$21.95880	$25.32902	0
2013	$25.32902	$22.61643	0
2014	$22.61643	$22.77213	0
2015	$22.77213	$22.02283	0
2016	$22.02283	$23.83333	0
2017	$23.83333	$25.56308	0
2018	$25.56308	$23.25399	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.74223	$13.62028	0
2010	$13.62028	$15.20130	0
2011	$15.20130	$16.22297	0
2012	$16.22297	$18.35006	0
2013	$18.35006	$21.48822	0
2014	$21.48822	$21.97688	0
2015	$21.97688	$22.84045	0
2016	$22.84045	$23.56456	0
2017	$23.56456	$29.00333	0
2018	$29.00333	$27.88082	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.33773	$11.88816	25
2010	$11.88816	$14.29376	22
2011	$14.29376	$13.59703	20
2012	$13.59703	$15.21829	20
2013	$15.21829	$22.05233	18
2014	$22.05233	$22.95311	16
2015	$22.95311	$25.21117	14
2016	$25.21117	$24.26947	12
2017	$24.26947	$34.00366	10
2018	$34.00366	$35.78497	3

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.24780	$11.71333	0
2010	$11.71333	$14.05479	0
2011	$14.05479	$13.33641	0
2012	$13.33641	$14.88435	0
2013	$14.88435	$21.51749	0
2014	$21.51749	$22.33918	0
2015	$22.33918	$24.47754	0
2016	$24.47754	$23.49470	0
2017	$23.49470	$32.84310	0
2018	$32.84310	$34.48593	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.11649	$9.41939	0
2010	$9.41939	$12.19268	0
2011	$12.19268	$11.07608	0
2012	$11.07608	$11.75857	0
2013	$11.75857	$15.82040	0
2014	$15.82040	$15.76681	0
2015	$15.76681	$14.50511	0
2016	$14.50511	$12.94029	0
2017	$12.94029	$17.55425	0
2018	$17.55425	$18.98704	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.54450	$18.28847	0
2010	$18.28847	$23.18228	0
2011	$23.18228	$23.97181	0
2012	$23.97181	$27.12217	0
2013	$27.12217	$27.00672	0
2014	$27.00672	$34.20642	0
2015	$34.20642	$34.11795	0
2016	$34.11795	$35.57641	0
2017	$35.57641	$35.81979	0
2018	$35.81979	$32.25990	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.18955	$11.55282	26
2010	$11.55282	$12.33949	26
2011	$12.33949	$11.91004	24
2012	$11.91004	$13.26374	23
2013	$13.26374	$16.79985	23
2014	$16.79985	$18.92743	20
2015	$18.92743	$19.12767	18
2016	$19.12767	$18.26471	17
2017	$18.26471	$22.61500	16
2018	$22.61500	$20.81316	5
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.62296	$10.26106	0
2010	$10.26106	$11.31464	0
2011	$11.31464	$11.11551	0
2012	$11.11551	$12.19377	0
2013	$12.19377	$13.46432	0
2014	$13.46432	$14.23244	0
2015	$14.23244	$14.00684	0
2016	$14.00684	$14.38811	0
2017	$14.38811	$15.34261	0
2018	$15.34261	$14.18379	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.19725	$10.60975	0
2010	$10.60975	$13.20311	0
2011	$13.20311	$13.02917	0
2012	$13.02917	$14.81070	0
2013	$14.81070	$19.65738	0
2014	$19.65738	$20.29939	0
2015	$20.29939	$21.12593	0
2016	$21.12593	$21.10495	0
2017	$21.10495	$26.53449	0
2018	$26.53449	$24.32974	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.82397	$17.48833	8
2010	$17.48833	$19.80191	8
2011	$19.80191	$17.72638	8
2012	$17.72638	$20.98041	7
2013	$20.98041	$26.07337	7
2014	$26.07337	$26.03998	7
2015	$26.03998	$26.41851	6
2016	$26.41851	$25.81405	6
2017	$25.81405	$34.44254	5
2018	$34.44254	$29.19121	2
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.11825	$14.04202	0
2010	$14.04202	$15.77163	0
2011	$15.77163	$15.53517	0
2012	$15.53517	$17.20094	0
2013	$17.20094	$16.77105	0
2014	$16.77105	$16.82107	0
2015	$16.82107	$16.05088	0
2016	$16.05088	$16.69247	0
2017	$16.69247	$17.32410	0
2018	$17.32410	$16.18400	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.56631	$11.98226	0
2010	$11.98226	$13.58178	0
2011	$13.58178	$13.24993	0
2012	$13.24993	$15.11931	0
2013	$15.11931	$19.44758	0
2014	$19.44758	$21.01081	0
2015	$21.01081	$21.19999	0
2016	$21.19999	$23.09175	0
2017	$23.09175	$26.36122	0
2018	$26.36122	$23.70838	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.02007	$16.10123	9
2010	$16.10123	$19.38993	8
2011	$19.38993	$18.52360	8
2012	$18.52360	$21.32928	7
2013	$21.32928	$29.35252	6
2014	$29.35252	$32.07213	6
2015	$32.07213	$29.47311	6
2016	$29.47311	$33.94161	5
2017	$33.94161	$37.84184	5
2018	$37.84184	$33.12945	2

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.30512	$6.72856	0
2010	$6.72856	$7.32741	0
2011	$7.32741	$7.73960	0
2012	$7.73960	$8.34409	0
2013	$8.34409	$8.13450	0
2014	$8.13450	$8.51174	0
2015	$8.51174	$8.38821	0
2016	$8.38821	$8.45973	0
2017	$8.45973	$8.64252	0
2018	$8.64252	$8.34687	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.28623	24
2010	$12.28623	$13.53922	23
2011	$13.53922	$13.50467	22
2012	$13.50467	$15.76615	19
2013	$15.76615	$20.43032	19
2014	$20.43032	$22.52439	17
2015	$22.52439	$21.37162	15
2016	$21.37162	$23.76929	14
2017	$23.76929	$27.63191	13
2018	$27.63191	$24.74540	4
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.14530	$10.01373	0
2010	$10.01373	$10.86041	0
2011	$10.86041	$10.92287	0
2012	$10.92287	$12.02837	0
2013	$12.02837	$13.90100	0
2014	$13.90100	$15.05611	0
2015	$15.05611	$14.56733	0
2016	$14.56733	$15.39847	0
2017	$15.39847	$17.34506	0
2018	$17.34506	$16.44078	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.05323	$13.30180	0
2010	$13.30180	$14.92950	0
2011	$14.92950	$14.54957	0
2012	$14.54957	$16.25903	0
2013	$16.25903	$19.01278	0
2014	$19.01278	$20.35917	0
2015	$20.35917	$19.95794	0
2016	$19.95794	$20.84325	0
2017	$20.84325	$23.52942	0
2018	$23.52942	$21.35467	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.38650	$12.80727	0
2010	$12.80727	$12.84252	0
2011	$12.84252	$12.42023	0
2012	$12.42023	$14.86031	0
2013	$14.86031	$20.60155	0
2014	$20.60155	$25.73392	0
2015	$25.73392	$27.14413	0
2016	$27.14413	$23.54911	0
2017	$23.54911	$26.57509	0
2018	$26.57509	$25.85216	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.58067	$18.47016	0
2010	$18.47016	$18.40643	0
2011	$18.40643	$17.03937	0
2012	$17.03937	$17.51409	0
2013	$17.51409	$19.50734	0
2014	$19.50734	$21.87328	0
2015	$21.87328	$19.28265	0
2016	$19.28265	$19.24422	0
2017	$19.24422	$23.01116	0
2018	$23.01116	$22.41316	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.20423	$10.00661	0
2010	$10.00661	$9.79613	0
2011	$9.79613	$9.58814	0
2012	$9.58814	$9.38334	0
2013	$9.38334	$9.18346	0
2014	$9.18346	$8.98783	0
2015	$8.98783	$8.79637	0
2016	$8.79637	$8.60955	0
2017	$8.60955	$8.44723	41
2018	$8.44723	$8.36410	14
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04815	0
2017	$10.04815	$12.87410	0
2018	$12.87410	$12.89856	0
Putnam VT High Yield Fund - Class IB
2009	$11.42521	$16.79192	0
2010	$16.79192	$18.74020	0
2011	$18.74020	$18.66193	0
2012	$18.66193	$21.18521	0
2013	$21.18521	$22.36040	0
2014	$22.36040	$22.22292	0
2015	$22.22292	$20.58331	0
2016	$20.58331	$23.27619	0
2017	$23.27619	$24.37188	0
2018	$24.37188	$22.88073	0
Putnam VT Income Fund - Class IB
2009	$8.35308	$11.98834	0
2010	$11.98834	$12.88982	0
2011	$12.88982	$13.24554	0
2012	$13.24554	$14.35393	0
2013	$14.35393	$14.30966	0
2014	$14.30966	$14.90756	0
2015	$14.90756	$14.37572	0
2016	$14.37572	$14.35021	0
2017	$14.35021	$14.83120	0
2018	$14.83120	$14.54319	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.10397	$14.76272	10
2010	$14.76272	$15.89555	10
2011	$15.89555	$12.92148	10
2012	$12.92148	$15.41555	10
2013	$15.41555	$19.32055	10
2014	$19.32055	$17.62554	10
2015	$17.62554	$17.27250	9
2016	$17.27250	$16.48913	9
2017	$16.48913	$20.42879	9
2018	$20.42879	$16.17046	3
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.30132	$11.90798	0
2010	$11.90798	$13.27541	0
2011	$13.27541	$12.99746	0
2012	$12.99746	$14.85926	0
2013	$14.85926	$19.64904	0
2014	$19.64904	$21.90390	0
2015	$21.90390	$20.96842	0
2016	$20.96842	$22.99411	0
2017	$22.99411	$27.65010	0
2018	$27.65010	$24.99298	0
Putnam VT Research Fund - Class IB
2009	$9.09998	$11.86061	0
2010	$11.86061	$13.50782	0
2011	$13.50782	$12.98835	0
2012	$12.98835	$14.98721	0
2013	$14.98721	$19.55975	0
2014	$19.55975	$21.98568	0
2015	$21.98568	$21.18270	0
2016	$21.18270	$22.82038	0
2017	$22.82038	$27.55026	0
2018	$27.55026	$25.69082	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.29825	$13.31661	0
2010	$13.31661	$15.58056	0
2011	$15.58056	$14.47273	0
2012	$14.47273	$16.53593	0
2013	$16.53593	$22.07905	0
2014	$22.07905	$24.52126	0
2015	$24.52126	$23.92691	0
2016	$23.92691	$25.24021	0
2017	$25.24021	$31.92362	0
2018	$31.92362	$30.76378	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to
May 1, 2003
Mortality & Expense = 1.55

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.65812	$8.86270	27,808
2010	$8.86270	$10.18270	26,037
2011	$10.18270	$9.72730	33,468
2012	$9.72730	$11.10034	24,412
2013	$11.10034	$14.28342	14,374
2014	$14.28342	$15.67061	9,549
2015	$15.67061	$15.46189	6,521
2016	$15.46189	$16.36809	5,904
2017	$16.36809	$19.55706	3,050
2018	$19.55706	$17.93986	2,644
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.18582	$9.97021	1,449
2010	$9.97021	$11.02590	393
2011	$11.02590	$10.78816	30,480
2012	$10.78816	$11.82784	28,479
2013	$11.82784	$13.15575	169
2014	$13.15575	$13.47121	146
2015	$13.47121	$13.16661	123
2016	$13.16661	$13.61483	99
2017	$13.61483	$15.09123	78
2018	$15.09123	$14.19604	57
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.47680	$9.44405	323
2010	$9.44405	$10.60954	1,749
2011	$10.60954	$10.29588	230
2012	$10.29588	$11.43861	202
2013	$11.43861	$12.99693	177
2014	$12.99693	$13.35764	153
2015	$13.35764	$13.06496	130
2016	$13.06496	$13.58324	107
2017	$13.58324	$15.51856	86
2018	$15.51856	$14.32106	65
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.95465	$8.96429	0
2010	$8.96429	$10.20811	0
2011	$10.20811	$9.74705	0
2012	$9.74705	$11.03103	0
2013	$11.03103	$13.15967	0
2014	$13.15967	$13.54404	0
2015	$13.54404	$13.23789	0
2016	$13.23789	$13.83731	0
2017	$13.83731	$16.41173	0
2018	$16.41173	$14.82654	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.44253	$10.63656	0
2010	$10.63656	$11.20978	0
2011	$11.20978	$11.16820	0
2012	$11.16820	$11.66009	0
2013	$11.66009	$12.05401	0
2014	$12.05401	$12.26335	0
2015	$12.26335	$11.98132	0
2016	$11.98132	$12.26459	0
2017	$12.26459	$13.05961	0
2018	$13.05961	$12.53995	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.34564	0
2016	$18.34564	$18.03871	0
2017	$18.03871	$23.78492	0
2018	$23.78492	$26.22350	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.89953	$8.56253	4,672
2010	$8.56253	$9.65291	0
2011	$9.65291	$9.65453	0
2012	$9.65453	$10.96902	0
2013	$10.96902	$14.21748	113,621
2014	$14.21748	$15.82651	113,621
2015	$15.82651	$15.71947	112,060
2016	$15.71947	$17.23574	112,060
2017	$17.23574	$20.56318	113,132
2018	$20.56318	$19.24860	29,083
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.63601	$9.11263	21,355
2010	$9.11263	$11.51258	19,984
2011	$11.51258	$10.08488	18,628
2012	$10.08488	$11.35202	18,563
2013	$11.35202	$15.15570	17,607
2014	$15.15570	$15.79022	19,495
2015	$15.79022	$15.26274	2,009
2016	$15.26274	$16.78612	1,994
2017	$16.78612	$19.88323	1,984
2018	$19.88323	$16.65021	1,296
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.24779	$12.74343	47,511
2010	$12.74343	$14.61037	43,300
2011	$14.61037	$14.70209	40,234
2012	$14.70209	$16.21258	36,136
2013	$16.21258	$20.64686	13,689
2014	$20.64686	$22.14108	10,505
2015	$22.14108	$21.55801	6,942
2016	$21.55801	$23.64599	6,422
2017	$23.64599	$26.92081	6,350
2018	$26.92081	$25.23979	4,244

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.17825	$12.22884	64,027
2010	$12.22884	$13.53897	58,398
2011	$13.53897	$13.62110	45,594
2012	$13.62110	$15.07691	40,098
2013	$15.07691	$16.87999	25,656
2014	$16.87999	$17.35189	21,258
2015	$17.35189	$15.84714	20,719
2016	$15.84714	$17.75594	20,281
2017	$17.75594	$19.13637	7,041
2018	$19.13637	$17.99325	5,006
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.64479	$9.74516	31,343
2010	$9.74516	$10.68545	24,478
2011	$10.68545	$10.34176	18,284
2012	$10.34176	$11.41854	17,129
2013	$11.41854	$14.43276	8,741
2014	$14.43276	$15.94880	7,851
2015	$15.94880	$16.55263	6,317
2016	$16.55263	$15.97385	6,083
2017	$15.97385	$20.10949	5,234
2018	$20.10949	$19.46866	4,164
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.50354	$10.30377	22,345
2010	$10.30377	$11.33535	18,247
2011	$11.33535	$10.80883	25,143
2012	$10.80883	$12.03900	24,368
2013	$12.03900	$15.09644	21,822
2014	$15.09644	$15.68055	17,849
2015	$15.68055	$14.84527	14,192
2016	$14.84527	$16.36384	14,473
2017	$16.36384	$17.46314	10,919
2018	$17.46314	$15.23361	10,543
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.15488	$13.81591	61,763
2010	$13.81591	$15.09544	57,086
2011	$15.09544	$14.67872	27,819
2012	$14.67872	$16.47710	22,354
2013	$16.47710	$20.76617	16,056
2014	$20.76617	$21.85810	13,014
2015	$21.85810	$20.41744	11,632
2016	$20.41744	$23.28494	11,329
2017	$23.28494	$24.79190	9,876
2018	$24.79190	$22.15076	9,370
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.74172	$17.43943	46,588
2010	$17.43943	$21.97250	41,686
2011	$21.97250	$20.77903	31,290
2012	$20.77903	$24.17088	25,507
2013	$24.17088	$32.35733	22,308
2014	$32.35733	$31.97579	19,066
2015	$31.97579	$29.09837	10,872
2016	$29.09837	$37.22533	10,180
2017	$37.22533	$40.47737	5,504
2018	$40.47737	$34.64982	5,136

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.57121	$16.32434	19,109
2010	$16.32434	$20.47156	18,992
2011	$20.47156	$19.14425	16,649
2012	$19.14425	$20.85147	16,656
2013	$20.85147	$28.30640	762
2014	$28.30640	$29.89213	573
2015	$29.89213	$28.59142	539
2016	$28.59142	$29.26684	520
2017	$29.26684	$34.91473	506
2018	$34.91473	$32.46279	474
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.66500	$11.81678	10,026
2010	$11.81678	$12.22467	5,159
2011	$12.22467	$12.69490	10,990
2012	$12.69490	$12.70883	8,503
2013	$12.70883	$12.20815	1,248
2014	$12.20815	$12.40168	1,147
2015	$12.40168	$12.24371	3,036
2016	$12.24371	$12.11111	2,730
2017	$12.11111	$12.06080	2,581
2018	$12.06080	$11.89035	503
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.17547	$32.51975	7,958
2010	$32.51975	$37.57405	7,447
2011	$37.57405	$31.06680	5,605
2012	$31.06680	$34.54269	4,615
2013	$34.54269	$33.62864	4,046
2014	$33.62864	$30.27052	4,367
2015	$30.27052	$23.91275	3,728
2016	$23.91275	$27.59637	3,597
2017	$27.59637	$38.07737	3,299
2018	$38.07737	$31.50332	3,147
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.60640	$18.32214	38,182
2010	$18.32214	$19.51708	42,545
2011	$19.51708	$17.13846	44,075
2012	$17.13846	$19.90995	40,332
2013	$19.90995	$24.05758	33,862
2014	$24.05758	$21.00742	32,862
2015	$21.00742	$19.30158	23,045
2016	$19.30158	$20.32754	22,521
2017	$20.32754	$23.31021	20,547
2018	$23.31021	$19.36665	20,294
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.46543	$20.36781	11,903
2010	$20.36781	$22.90522	11,809
2011	$22.90522	$22.31163	4,708
2012	$22.31163	$25.22538	2,190
2013	$25.22538	$25.19027	1,765
2014	$25.19027	$25.20568	1,237
2015	$25.20568	$23.70085	1,232
2016	$23.70085	$23.97396	1,228
2017	$23.97396	$24.01254	673
2018	$24.01254	$24.05084	670

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.53157	$12.25849	21,859
2010	$12.25849	$14.40210	19,975
2011	$14.40210	$13.24764	16,172
2012	$13.24764	$14.76048	14,107
2013	$14.76048	$20.27561	10,027
2014	$20.27561	$21.55024	8,159
2015	$21.55024	$22.18111	12,747
2016	$22.18111	$22.23583	12,750
2017	$22.23583	$27.75668	1,899
2018	$27.75668	$26.21137	1,878
Invesco V.I. American Value Fund - Series I
2009	$9.03680	$12.36102	9,272
2010	$12.36102	$14.84754	7,529
2011	$14.84754	$14.72423	8,292
2012	$14.72423	$16.97126	5,800
2013	$16.97126	$22.39046	2,152
2014	$22.39046	$24.14612	2,094
2015	$24.14612	$21.56037	2,059
2016	$21.56037	$24.46883	1,796
2017	$24.46883	$26.44086	915
2018	$26.44086	$22.69349	673
Invesco V.I. American Value Fund - Series II
2009	$8.98425	$12.28496	5,489
2010	$12.28496	$14.74898	5,190
2011	$14.74898	$14.61265	5,001
2012	$14.61265	$16.80951	4,740
2013	$16.80951	$22.12184	4,584
2014	$22.12184	$23.79713	3,083
2015	$23.79713	$21.19451	3,165
2016	$21.19451	$23.99623	2,692
2017	$23.99623	$25.86387	1,480
2018	$25.86387	$22.14276	1,573
Invesco V.I. Comstock Fund - Series II
2009	$8.00211	$10.09652	60,306
2010	$10.09652	$11.47815	62,823
2011	$11.47815	$11.04106	58,035
2012	$11.04106	$12.90158	43,378
2013	$12.90158	$17.19697	35,005
2014	$17.19697	$18.43553	25,844
2015	$18.43553	$16.99256	31,116
2016	$16.99256	$19.53420	30,614
2017	$19.53420	$22.56986	15,546
2018	$22.56986	$19.43349	14,089
Invesco V.I. Equity and Income Fund - Series II
2009	$9.86635	$11.87487	19,377
2010	$11.87487	$13.07221	16,370
2011	$13.07221	$12.67826	9,063
2012	$12.67826	$14.00036	7,858
2013	$14.00036	$17.18033	7,041
2014	$17.18033	$18.36140	2,576
2015	$18.36140	$17.57547	1,582
2016	$17.57547	$19.83269	2,517
2017	$19.83269	$21.59026	1,141
2018	$21.59026	$19.14991	1,101

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.35319	$15.06467	99,089
2010	$15.06467	$16.60743	93,342
2011	$16.60743	$15.94996	52,751
2012	$15.94996	$17.92037	50,799
2013	$17.92037	$23.55475	31,605
2014	$23.55475	$25.45136	27,090
2015	$25.45136	$24.17994	12,593
2016	$24.17994	$28.37698	11,714
2017	$28.37698	$31.79998	10,647
2018	$31.79998	$26.99833	9,764
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.55457	$11.60783	16,188
2010	$11.60783	$14.51691	15,225
2011	$14.51691	$12.92952	10,253
2012	$12.92952	$14.18109	10,621
2013	$14.18109	$19.03494	9,997
2014	$19.03494	$20.14235	9,856
2015	$20.14235	$19.99804	9,599
2016	$19.99804	$19.76349	9,127
2017	$19.76349	$23.72164	9,051
2018	$23.72164	$21.93853	7,998
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.36534	$12.35983	13,231
2010	$12.35983	$13.64040	9,746
2011	$13.64040	$13.99110	22,362
2012	$13.99110	$15.47008	23,090
2013	$15.47008	$16.44322	10,138
2014	$16.44322	$16.85942	8,899
2015	$16.85942	$16.31243	6,224
2016	$16.31243	$17.97441	5,549
2017	$17.97441	$19.29032	1,164
2018	$19.29032	$18.19201	857
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.49042	$11.74748	7,921
2010	$11.74748	$13.73952	14,117
2011	$13.73952	$12.89480	18,431
2012	$12.89480	$14.01059	14,189
2013	$14.01059	$18.68979	14,075
2014	$18.68979	$19.67609	11,535
2015	$19.67609	$18.66793	11,532
2016	$18.66793	$21.23221	11,530
2017	$21.23221	$23.48847	11,528
2018	$23.48847	$21.19624	11,526
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.08471	$9.44528	26,556
2010	$9.44528	$10.89711	13,966
2011	$10.89711	$10.05677	1,034
2012	$10.05677	$11.07581	928
2013	$11.07581	$14.79004	894
2014	$14.79004	$15.64482	673
2015	$15.64482	$14.93245	671
2016	$14.93245	$17.18450	669
2017	$17.18450	$19.14676	667
2018	$19.14676	$17.28044	665

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.77986	$12.55656	10,040
2010	$12.55656	$15.16671	8,965
2011	$15.16671	$13.40581	8,934
2012	$13.40581	$15.02949	8,888
2013	$15.02949	$20.24386	8,258
2014	$20.24386	$21.09890	8,159
2015	$21.09890	$21.29625	8,073
2016	$21.29625	$21.18480	8,059
2017	$21.18480	$25.58763	7,989
2018	$25.58763	$24.41477	7,895
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.68155	$9.55672	18,223
2010	$9.55672	$11.77869	14,036
2011	$11.77869	$11.10978	12,273
2012	$11.10978	$12.50377	9,875
2013	$12.50377	$16.01144	3,138
2014	$16.01144	$17.54651	3,002
2015	$17.54651	$16.58824	2,733
2016	$16.58824	$18.97279	2,416
2017	$18.97279	$19.91791	2,122
2018	$19.91791	$16.62729	1,697
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.73252	$20.11402	3,362
2010	$20.11402	$21.68950	3,499
2011	$21.68950	$22.78035	3,334
2012	$22.78035	$26.38429	1,706
2013	$26.38429	$23.65502	1,776
2014	$23.65502	$23.91524	1,773
2015	$23.91524	$23.22289	1,730
2016	$23.22289	$25.23444	1,707
2017	$25.23444	$27.17448	121
2018	$27.17448	$24.81945	120
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.96357	$13.95769	23,547
2010	$13.95769	$15.64147	18,544
2011	$15.64147	$16.76081	17,160
2012	$16.76081	$19.03609	14,365
2013	$19.03609	$22.38261	9,092
2014	$22.38261	$22.98515	6,170
2015	$22.98515	$23.98597	4,405
2016	$23.98597	$24.84722	4,269
2017	$24.84722	$30.70473	1,590
2018	$30.70473	$29.63534	1,496
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.47891	$12.16637	9,327
2010	$12.16637	$14.68796	3,811
2011	$14.68796	$14.02900	2,997
2012	$14.02900	$15.76610	2,270
2013	$15.76610	$22.93940	1,914
2014	$22.93940	$23.97399	1,578
2015	$23.97399	$26.44009	0
2016	$26.44009	$25.55622	0
2017	$25.55622	$35.95006	0
2018	$35.95006	$37.98581	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.38726	$11.98749	158
2010	$11.98749	$14.44246	0
2011	$14.44246	$13.76015	0
2012	$13.76015	$15.42017	0
2013	$15.42017	$22.38311	0
2014	$22.38311	$23.33282	0
2015	$23.33282	$25.67077	0
2016	$25.67077	$24.74045	0
2017	$24.74045	$34.72317	0
2018	$34.72317	$36.60697	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.18373	$9.56184	5,787
2010	$9.56184	$12.42759	5,267
2011	$12.42759	$11.33554	8,705
2012	$11.33554	$12.08333	4,978
2013	$12.08333	$16.32373	2,438
2014	$16.32373	$16.33496	2,409
2015	$16.33496	$15.08925	2,526
2016	$15.08925	$13.51629	2,821
2017	$13.51629	$18.40916	2,432
2018	$18.40916	$19.99198	2,026
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.90558	$18.81921	14,130
2010	$18.81921	$23.95235	12,853
2011	$23.95235	$24.86910	8,477
2012	$24.86910	$28.25261	6,160
2013	$28.25261	$28.24738	5,851
2014	$28.24738	$35.92389	5,720
2015	$35.92389	$35.97740	5,003
2016	$35.97740	$37.66810	4,656
2017	$37.66810	$38.07800	3,707
2018	$38.07800	$34.43190	3,768
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.38115	$11.87142	60,544
2010	$11.87142	$12.73159	54,359
2011	$12.73159	$12.33862	29,206
2012	$12.33862	$13.79730	25,020
2013	$13.79730	$17.54703	20,682
2014	$17.54703	$19.85002	19,659
2015	$19.85002	$20.14201	5,651
2016	$20.14201	$19.31168	5,531
2017	$19.31168	$24.00724	3,722
2018	$24.00724	$22.18352	3,489
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.83700	$10.55875	24,276
2010	$10.55875	$11.69043	21,512
2011	$11.69043	$11.53153	12,726
2012	$11.53153	$12.70196	10,837
2013	$12.70196	$14.08277	5,829
2014	$14.08277	$14.94702	5,689
2015	$14.94702	$14.77021	1,697
2016	$14.77021	$15.23410	1,249
2017	$15.23410	$16.30990	1,155
2018	$16.30990	$15.13877	1,068

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.40077	$10.91761	5,433
2010	$10.91761	$13.64169	5,009
2011	$13.64169	$13.51688	4,090
2012	$13.51688	$15.42805	3,568
2013	$15.42805	$20.56040	3,522
2014	$20.56040	$21.31872	3,267
2015	$21.31872	$22.27746	2,102
2016	$22.27746	$22.34604	2,055
2017	$22.34604	$28.20755	1,367
2018	$28.20755	$25.96804	1,327
Oppenheimer Global Fund/VA - Service Shares
2009	$13.14221	$17.99558	25,257
2010	$17.99558	$20.45944	23,728
2011	$20.45944	$18.38976	10,715
2012	$18.38976	$21.85471	9,928
2013	$21.85471	$27.27083	9,058
2014	$27.27083	$27.34723	7,493
2015	$27.34723	$27.85819	7,307
2016	$27.85819	$27.33178	6,651
2017	$27.33178	$36.61382	5,927
2018	$36.61382	$31.15656	4,879
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.41894	$14.44924	94,068
2010	$14.44924	$16.29531	92,344
2011	$16.29531	$16.11643	48,528
2012	$16.11643	$17.91761	54,533
2013	$17.91761	$17.54123	41,057
2014	$17.54123	$17.66544	39,501
2015	$17.66544	$16.92551	34,698
2016	$16.92551	$17.67381	33,993
2017	$17.67381	$18.41621	14,097
2018	$18.41621	$17.27354	13,371
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.80375	$12.32987	86,107
2010	$12.32987	$14.03284	79,898
2011	$14.03284	$13.74580	67,589
2012	$13.74580	$15.74939	59,659
2013	$15.74939	$20.34076	26,880
2014	$20.34076	$22.06559	22,627
2015	$22.06559	$22.35527	18,323
2016	$22.35527	$24.44934	17,147
2017	$24.44934	$28.02301	17,078
2018	$28.02301	$25.30451	14,579
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.31837	$16.56829	26,686
2010	$16.56829	$20.03385	18,419
2011	$20.03385	$19.21683	13,761
2012	$19.21683	$22.21815	12,787
2013	$22.21815	$30.70057	10,300
2014	$30.70057	$33.68217	9,894
2015	$33.68217	$31.07924	8,181
2016	$31.07924	$35.93707	6,966
2017	$35.93707	$40.22739	5,302
2018	$40.22739	$35.35993	4,874

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.41535	$6.87417	15,921
2010	$6.87417	$7.51656	26,055
2011	$7.51656	$7.97175	34,296
2012	$7.97175	$8.62960	14,865
2013	$8.62960	$8.44721	13,992
2014	$8.44721	$8.87506	13,558
2015	$8.87506	$8.78202	13,118
2016	$8.78202	$8.89298	13,468
2017	$8.89298	$9.12161	6,990
2018	$9.12161	$8.84505	6,726
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.64269	30,073
2010	$12.64269	$13.98893	26,282
2011	$13.98893	$14.01014	21,411
2012	$14.01014	$16.42327	15,456
2013	$16.42327	$21.36875	12,141
2014	$21.36875	$23.65526	10,924
2015	$23.65526	$22.53639	9,996
2016	$22.53639	$25.16685	8,875
2017	$25.16685	$29.37396	26,192
2018	$29.37396	$26.41148	21,203
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.34747	$10.30419	16,926
2010	$10.30419	$11.22109	16,133
2011	$11.22109	$11.33163	8,980
2012	$11.33163	$12.52962	4,462
2013	$12.52962	$14.53943	4,379
2014	$14.53943	$15.81193	6,752
2015	$15.81193	$15.36115	7,034
2016	$15.36115	$16.30376	7,705
2017	$16.30376	$18.43848	7,919
2018	$18.43848	$17.54760	6,189
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.30273	$13.68758	12,368
2010	$13.68758	$15.42521	13,673
2011	$15.42521	$15.09397	9,304
2012	$15.09397	$16.93649	9,195
2013	$16.93649	$19.88588	9,085
2014	$19.88588	$21.38113	7,551
2015	$21.38113	$21.04543	6,812
2016	$21.04543	$22.06853	6,739
2017	$22.06853	$25.01258	6,741
2018	$25.01258	$22.79223	6,687
Putnam VT Global Health Care Fund - Class IB
2009	$10.64429	$13.17876	11,639
2010	$13.17876	$13.26903	12,319
2011	$13.26903	$12.88508	9,111
2012	$12.88508	$15.47960	8,612
2013	$15.47960	$21.54768	7,228
2014	$21.54768	$27.02568	6,485
2015	$27.02568	$28.62321	5,474
2016	$28.62321	$24.93356	4,915
2017	$24.93356	$28.25035	5,347
2018	$28.25035	$27.59260	5,102

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$18.01679	$19.00574	1,547
2010	$19.00574	$19.01751	1,520
2011	$19.01751	$17.67692	1,479
2012	$17.67692	$18.24385	1,446
2013	$18.24385	$20.40321	1,404
2014	$20.40321	$22.97129	1,060
2015	$22.97129	$20.33343	1,060
2016	$20.33343	$20.37558	804
2017	$20.37558	$24.46171	790
2018	$24.46171	$23.92200	723
Putnam VT Government Money Market Fund - Class IB
2009	$10.45748	$10.29688	173,960
2010	$10.29688	$10.12150	109,319
2011	$10.12150	$9.94697	89,573
2012	$9.94697	$9.77441	90,775
2013	$9.77441	$9.60529	61,268
2014	$9.60529	$9.43910	51,492
2015	$9.43910	$9.27578	43,595
2016	$9.27578	$9.11580	41,922
2017	$9.11580	$8.97984	23,563
2018	$8.97984	$8.92728	207,346
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05285	62,662
2017	$10.05285	$12.93177	60,911
2018	$12.93177	$13.00855	43,350
Putnam VT High Yield Fund - Class IB
2009	$11.70869	$17.27880	12,701
2010	$17.27880	$19.36234	11,311
2011	$19.36234	$19.36009	8,049
2012	$19.36009	$22.06778	8,206
2013	$22.06778	$23.38710	8,044
2014	$23.38710	$23.33830	8,032
2015	$23.33830	$21.70480	7,319
2016	$21.70480	$24.64440	6,751
2017	$24.64440	$25.90806	3,462
2018	$25.90806	$24.42090	3,075
Putnam VT Income Fund - Class IB
2009	$8.56038	$12.33597	131,541
2010	$12.33597	$13.31777	127,449
2011	$13.31777	$13.74107	90,533
2012	$13.74107	$14.95193	87,151
2013	$14.95193	$14.96673	16,135
2014	$14.96673	$15.65580	15,565
2015	$15.65580	$15.15898	12,830
2016	$15.15898	$15.19374	12,716
2017	$15.19374	$15.76603	7,479
2018	$15.76603	$15.52213	6,075

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.40436	$15.19096	51,114
2010	$15.19096	$16.42341	50,244
2011	$16.42341	$13.40514	23,285
2012	$13.40514	$16.05806	23,160
2013	$16.05806	$20.20802	23,112
2014	$20.20802	$18.51053	22,549
2015	$18.51053	$18.21391	14,331
2016	$18.21391	$17.45875	14,702
2017	$17.45875	$21.71685	13,395
2018	$21.71685	$17.25936	12,968
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.53220	$12.25343	20,929
2010	$12.25343	$13.71631	19,403
2011	$13.71631	$13.48390	16,576
2012	$13.48390	$15.47852	15,382
2013	$15.47852	$20.55150	5,561
2014	$20.55150	$23.00353	3,522
2015	$23.00353	$22.11112	3,441
2016	$22.11112	$24.34600	3,324
2017	$24.34600	$29.39316	3,251
2018	$29.39316	$26.67560	3,160
Putnam VT Research Fund - Class IB
2009	$9.32587	$12.20470	6,284
2010	$12.20470	$13.95644	6,031
2011	$13.95644	$13.47446	3,746
2012	$13.47446	$15.61181	2,780
2013	$15.61181	$20.45813	2,667
2014	$20.45813	$23.08945	2,535
2015	$23.08945	$22.33712	2,426
2016	$22.33712	$24.16211	2,283
2017	$24.16211	$29.28710	2,188
2018	$29.28710	$27.42048	2,075
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.55387	$13.70291	29,376
2010	$13.70291	$16.09799	33,310
2011	$16.09799	$15.01437	16,530
2012	$15.01437	$17.22506	10,813
2013	$17.22506	$23.09313	9,256
2014	$23.09313	$25.75231	5,889
2015	$25.75231	$25.23087	5,347
2016	$25.23087	$26.72421	5,239
2017	$26.72421	$33.93613	4,359
2018	$33.93613	$32.83497	4,267
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option added on or after May 1, 2003
Mortality & Expense = 1.60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.64905	$8.84612	129,550
2010	$8.84612	$10.15847	118,827
2011	$10.15847	$9.69922	103,869
2012	$9.69922	$11.06267	79,576
2013	$11.06267	$14.22771	61,792
2014	$14.22771	$15.60153	53,234
2015	$15.60153	$15.38591	47,817
2016	$15.38591	$16.27939	40,717
2017	$16.27939	$19.44133	35,483
2018	$19.44133	$17.82470	32,162
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.17467	$9.95155	101,532
2010	$9.95155	$10.99968	51,876
2011	$10.99968	$10.75705	47,034
2012	$10.75705	$11.78771	15,496
2013	$11.78771	$13.10445	7,839
2014	$13.10445	$13.41186	6,257
2015	$13.41186	$13.10192	0
2016	$13.10192	$13.54106	0
2017	$13.54106	$15.00194	0
2018	$15.00194	$14.10493	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.46662	$9.42640	46,873
2010	$9.42640	$10.58431	49,946
2011	$10.58431	$10.26618	21,509
2012	$10.26618	$11.39979	17,232
2013	$11.39979	$12.94623	12,998
2014	$12.94623	$13.29876	6,351
2015	$13.29876	$13.00076	5,219
2016	$13.00076	$13.50963	5,140
2017	$13.50963	$15.42674	5,104
2018	$15.42674	$14.22914	12,424
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.94516	$8.94751	0
2010	$8.94751	$10.18384	0
2011	$10.18384	$9.71893	0
2012	$9.71893	$10.99361	0
2013	$10.99361	$13.10835	7,534
2014	$13.10835	$13.48435	7,485
2015	$13.48435	$13.17284	7,434
2016	$13.17284	$13.76235	7,380
2017	$13.76235	$16.31463	7,329
2018	$16.31463	$14.73140	7,280

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.42968	$10.61668	16,716
2010	$10.61668	$11.18311	15,490
2011	$11.18311	$11.13598	12,748
2012	$11.13598	$11.62053	10,154
2013	$11.62053	$12.00699	9,881
2014	$12.00699	$12.20930	9,024
2015	$12.20930	$11.92243	8,742
2016	$11.92243	$12.19811	1,949
2017	$12.19811	$12.98231	1,933
2018	$12.98231	$12.45946	177
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.25557	1,093
2016	$18.25557	$17.94103	998
2017	$17.94103	$23.64428	820
2018	$23.64428	$26.05529	627
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.89012	$8.54650	40,149
2010	$8.54650	$9.62994	42,135
2011	$9.62994	$9.62667	39,731
2012	$9.62667	$10.93178	35,536
2013	$10.93178	$14.16201	24,736
2014	$14.16201	$15.75675	19,334
2015	$15.75675	$15.64222	28,399
2016	$15.64222	$17.14233	23,331
2017	$17.14233	$20.44150	23,357
2018	$20.44150	$19.12504	25,638
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.62698	$9.09560	50,086
2010	$9.09560	$11.48523	48,273
2011	$11.48523	$10.05581	41,691
2012	$10.05581	$11.31353	34,703
2013	$11.31353	$15.09665	31,018
2014	$15.09665	$15.72070	28,207
2015	$15.72070	$15.18781	24,055
2016	$15.18781	$16.69525	18,864
2017	$16.69525	$19.76568	18,802
2018	$19.76568	$16.54344	14,574
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.21824	$12.70024	161,474
2010	$12.70024	$14.55345	144,338
2011	$14.55345	$14.63739	109,322
2012	$14.63739	$16.13301	84,992
2013	$16.13301	$20.53508	63,253
2014	$20.53508	$22.00999	50,987
2015	$22.00999	$21.41946	43,013
2016	$21.41946	$23.48210	35,821
2017	$23.48210	$26.72084	31,013
2018	$26.72084	$25.03969	26,009

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.15646	$12.19360	433,547
2010	$12.19360	$13.49309	320,365
2011	$13.49309	$13.56806	249,139
2012	$13.56806	$15.01054	193,939
2013	$15.01054	$16.79713	160,187
2014	$16.79713	$17.25791	112,223
2015	$17.25791	$15.75331	90,840
2016	$15.75331	$17.64186	79,349
2017	$17.64186	$19.00387	65,732
2018	$19.00387	$17.85966	48,033
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.62828	$9.71916	178,352
2010	$9.71916	$10.65152	157,059
2011	$10.65152	$10.30369	141,005
2012	$10.30369	$11.37069	125,682
2013	$11.37069	$14.36498	100,137
2014	$14.36498	$15.86581	77,264
2015	$15.86581	$16.45812	55,469
2016	$16.45812	$15.87459	49,448
2017	$15.87459	$19.97453	41,452
2018	$19.97453	$19.32826	29,391
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.49196	$10.28451	82,672
2010	$10.28451	$11.30842	75,512
2011	$11.30842	$10.77768	57,945
2012	$10.77768	$11.99818	45,484
2013	$11.99818	$15.03759	35,610
2014	$15.03759	$15.61148	21,552
2015	$15.61148	$14.77237	18,390
2016	$14.77237	$16.27521	17,798
2017	$16.27521	$17.35984	14,640
2018	$17.35984	$15.13587	14,098
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.12273	$13.76909	282,317
2010	$13.76909	$15.03664	244,278
2011	$15.03664	$14.61413	199,091
2012	$14.61413	$16.39622	153,975
2013	$16.39622	$20.65374	117,070
2014	$20.65374	$21.72869	88,902
2015	$21.72869	$20.28622	78,659
2016	$20.28622	$23.12356	70,916
2017	$23.12356	$24.60773	61,147
2018	$24.60773	$21.97514	45,499
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.70208	$17.38027	96,869
2010	$17.38027	$21.88685	78,092
2011	$21.88685	$20.68751	60,572
2012	$20.68751	$24.05216	52,658
2013	$24.05216	$32.18202	35,766
2014	$32.18202	$31.78635	27,583
2015	$31.78635	$28.91125	23,140
2016	$28.91125	$36.96719	18,646
2017	$36.96719	$40.17653	16,283
2018	$40.17653	$34.37495	14,467

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.53785	$16.26899	4,832
2010	$16.26899	$20.39178	4,533
2011	$20.39178	$19.05996	3,871
2012	$19.05996	$20.74907	4,058
2013	$20.74907	$28.15308	0
2014	$28.15308	$29.71508	0
2015	$29.71508	$28.40761	0
2016	$28.40761	$29.06393	0
2017	$29.06393	$34.65528	0
2018	$34.65528	$32.20533	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.63733	$11.78276	169,790
2010	$11.78276	$12.18328	116,308
2011	$12.18328	$12.64551	91,529
2012	$12.64551	$12.65292	73,657
2013	$12.65292	$12.14826	45,561
2014	$12.14826	$12.33456	41,010
2015	$12.33456	$12.17125	30,593
2016	$12.17125	$12.03331	32,942
2017	$12.03331	$11.97731	25,402
2018	$11.97731	$11.80209	22,920
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.12021	$32.40956	78,917
2010	$32.40956	$37.42771	62,285
2011	$37.42771	$30.93008	50,445
2012	$30.93008	$34.37313	43,814
2013	$34.37313	$33.44654	42,432
2014	$33.44654	$30.09128	38,318
2015	$30.09128	$23.75904	33,835
2016	$23.75904	$27.40509	32,266
2017	$27.40509	$37.79452	27,668
2018	$37.79452	$31.25355	19,514
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.56718	$18.26002	210,663
2010	$18.26002	$19.44102	171,048
2011	$19.44102	$17.06300	145,251
2012	$17.06300	$19.81218	127,409
2013	$19.81218	$23.92727	108,989
2014	$23.92727	$20.88299	89,461
2015	$20.88299	$19.17748	75,164
2016	$19.17748	$20.18661	65,048
2017	$20.18661	$23.13700	58,143
2018	$23.13700	$19.21305	44,269
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.41509	$20.29876	1,370
2010	$20.29876	$22.81597	0
2011	$22.81597	$22.21342	0
2012	$22.21342	$25.10153	0
2013	$25.10153	$25.05384	0
2014	$25.05384	$25.05640	0
2015	$25.05640	$23.54850	0
2016	$23.54850	$23.80777	0
2017	$23.80777	$23.83412	0
2018	$23.83412	$23.86012	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.50986	$12.21695	39,068
2010	$12.21695	$14.34599	39,404
2011	$14.34599	$13.18932	32,614
2012	$13.18932	$14.68801	25,135
2013	$14.68801	$20.16582	20,544
2014	$20.16582	$21.42264	15,073
2015	$21.42264	$22.03856	11,519
2016	$22.03856	$22.08172	10,354
2017	$22.08172	$27.55049	7,531
2018	$27.55049	$26.00355	6,970
Invesco V.I. American Value Fund - Series I
2009	$9.01535	$12.32539	28,920
2010	$12.32539	$14.79723	40,302
2011	$14.79723	$14.66687	26,138
2012	$14.66687	$16.89652	13,140
2013	$16.89652	$22.28052	9,285
2014	$22.28052	$24.01533	8,479
2015	$24.01533	$21.43266	7,483
2016	$21.43266	$24.31154	4,841
2017	$24.31154	$26.25773	4,725
2018	$26.25773	$22.52496	4,544
Invesco V.I. American Value Fund - Series II
2009	$8.96292	$12.24956	37,239
2010	$12.24956	$14.69900	32,118
2011	$14.69900	$14.55573	31,199
2012	$14.55573	$16.73549	25,790
2013	$16.73549	$22.01322	18,109
2014	$22.01322	$23.66825	13,559
2015	$23.66825	$21.06899	10,209
2016	$21.06899	$23.84200	8,823
2017	$23.84200	$25.68476	6,953
2018	$25.68476	$21.97835	6,550
Invesco V.I. Comstock Fund - Series II
2009	$7.98311	$10.06742	130,969
2010	$10.06742	$11.43925	90,038
2011	$11.43925	$10.99805	77,947
2012	$10.99805	$12.84477	68,396
2013	$12.84477	$17.11254	44,743
2014	$17.11254	$18.33567	34,669
2015	$18.33567	$16.89192	30,560
2016	$16.89192	$19.40863	26,569
2017	$19.40863	$22.41355	21,533
2018	$22.41355	$19.28917	17,489
Invesco V.I. Equity and Income Fund - Series II
2009	$9.84293	$11.84065	133,293
2010	$11.84065	$13.02792	106,593
2011	$13.02792	$12.62889	90,951
2012	$12.62889	$13.93871	66,279
2013	$13.93871	$17.09598	44,492
2014	$17.09598	$18.26198	38,955
2015	$18.26198	$17.47140	35,201
2016	$17.47140	$19.70524	32,413
2017	$19.70524	$21.44077	23,058
2018	$21.44077	$19.00774	18,148

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.31759	$15.01361	171,841
2010	$15.01361	$16.54273	151,340
2011	$16.54273	$15.87975	126,865
2012	$15.87975	$17.83239	111,620
2013	$17.83239	$23.42720	79,538
2014	$23.42720	$25.30066	65,973
2015	$25.30066	$24.02455	53,853
2016	$24.02455	$28.18030	46,108
2017	$28.18030	$31.56376	40,569
2018	$31.56376	$26.78427	33,922
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.53663	$11.57438	22,611
2010	$11.57438	$14.46770	20,321
2011	$14.46770	$12.87915	13,446
2012	$12.87915	$14.11865	10,166
2013	$14.11865	$18.94150	7,972
2014	$18.94150	$20.03328	5,169
2015	$20.03328	$19.87964	5,060
2016	$19.87964	$19.63651	3,711
2017	$19.63651	$23.55742	3,409
2018	$23.55742	$21.77568	3,286
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.34511	$12.32687	118,930
2010	$12.32687	$13.59709	160,074
2011	$13.59709	$13.93959	145,243
2012	$13.93959	$15.40526	91,272
2013	$15.40526	$16.36600	76,263
2014	$16.36600	$16.77171	66,549
2015	$16.77171	$16.21931	44,157
2016	$16.21931	$17.86274	34,190
2017	$17.86274	$19.16086	30,417
2018	$19.16086	$18.06082	23,522
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.46992	$11.71614	46,227
2010	$11.71614	$13.69591	34,674
2011	$13.69591	$12.84735	29,316
2012	$12.84735	$13.95191	28,428
2013	$13.95191	$18.60205	19,301
2014	$18.60205	$19.57374	15,263
2015	$19.57374	$18.56137	13,297
2016	$18.56137	$21.10032	12,229
2017	$21.10032	$23.33086	8,362
2018	$23.33086	$21.04341	4,781
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.06723	$9.42006	120,083
2010	$9.42006	$10.86249	90,602
2011	$10.86249	$10.01971	80,084
2012	$10.01971	$11.02937	72,332
2013	$11.02937	$14.72054	54,102
2014	$14.72054	$15.56339	49,495
2015	$15.56339	$14.84716	38,002
2016	$14.84716	$17.07769	33,214
2017	$17.07769	$19.01821	30,663
2018	$19.01821	$17.15578	15,123

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.76088	$12.52303	65,244
2010	$12.52303	$15.11853	57,244
2011	$15.11853	$13.35644	44,195
2012	$13.35644	$14.96650	32,817
2013	$14.96650	$20.14877	25,360
2014	$20.14877	$20.98911	18,169
2015	$20.98911	$21.17465	11,989
2016	$21.17465	$21.05316	10,114
2017	$21.05316	$25.41590	6,775
2018	$25.41590	$24.23869	2,975
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.66494	$9.53121	130,004
2010	$9.53121	$11.74128	122,204
2011	$11.74128	$11.06885	106,212
2012	$11.06885	$12.45136	91,506
2013	$12.45136	$15.93622	71,101
2014	$15.93622	$17.45519	57,514
2015	$17.45519	$16.49349	43,320
2016	$16.49349	$18.85484	38,825
2017	$18.85484	$19.78416	35,572
2018	$19.78416	$16.50732	29,685
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.68719	$20.04587	60,222
2010	$20.04587	$21.60501	55,171
2011	$21.60501	$22.68010	44,900
2012	$22.68010	$26.25479	31,080
2013	$26.25479	$23.52694	23,660
2014	$23.52694	$23.77365	17,894
2015	$23.77365	$23.07364	15,299
2016	$23.07364	$25.05955	11,392
2017	$25.05955	$26.97263	9,880
2018	$26.97263	$24.62268	9,102
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.93572	$13.91515	53,801
2010	$13.91515	$15.58589	36,581
2011	$15.58589	$16.69278	31,984
2012	$16.69278	$18.94913	30,075
2013	$18.94913	$22.26903	20,589
2014	$22.26903	$22.85689	15,586
2015	$22.85689	$23.83998	11,226
2016	$23.83998	$24.68346	10,100
2017	$24.68346	$30.48708	8,433
2018	$30.48708	$29.41044	6,724
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.46114	$12.13130	73,133
2010	$12.13130	$14.63818	62,936
2011	$14.63818	$13.97435	51,135
2012	$13.97435	$15.69667	39,893
2013	$15.69667	$22.82677	29,052
2014	$22.82677	$23.84414	22,887
2015	$23.84414	$26.28351	13,907
2016	$26.28351	$25.39199	12,421
2017	$25.39199	$35.70115	7,927
2018	$35.70115	$37.70380	6,404

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.36972	$11.95295	10,812
2010	$11.95295	$14.39354	9,239
2011	$14.39354	$13.70659	8,523
2012	$13.70659	$15.35233	7,036
2013	$15.35233	$22.27331	5,385
2014	$22.27331	$23.20656	3,881
2015	$23.20656	$25.51887	3,420
2016	$25.51887	$24.58157	3,369
2017	$24.58157	$34.48291	2,345
2018	$34.48291	$36.33537	2,146
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.17530	$9.54394	43,575
2010	$9.54394	$12.39802	34,922
2011	$12.39802	$11.30283	28,608
2012	$11.30283	$12.04231	26,556
2013	$12.04231	$16.26006	20,517
2014	$16.26006	$16.26295	15,044
2015	$16.26295	$15.01509	12,375
2016	$15.01509	$13.44305	10,734
2017	$13.44305	$18.30022	8,160
2018	$18.30022	$19.86367	6,453
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.86261	$18.75541	84,688
2010	$18.75541	$23.85903	72,853
2011	$23.85903	$24.75963	52,449
2012	$24.75963	$28.11392	40,499
2013	$28.11392	$28.09441	37,125
2014	$28.09441	$35.71119	27,300
2015	$35.71119	$35.74620	21,388
2016	$35.74620	$37.40707	19,925
2017	$37.40707	$37.79518	19,925
2018	$37.79518	$34.15893	17,291
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.35702	$11.83121	228,000
2010	$11.83121	$12.68200	202,709
2011	$12.68200	$12.28431	171,785
2012	$12.28431	$13.72958	147,952
2013	$13.72958	$17.45204	112,918
2014	$17.45204	$19.73251	80,075
2015	$19.73251	$20.01259	61,511
2016	$20.01259	$19.17786	54,037
2017	$19.17786	$23.82893	45,486
2018	$23.82893	$22.00767	33,475
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.81154	$10.52295	97,251
2010	$10.52295	$11.64489	81,167
2011	$11.64489	$11.48077	70,848
2012	$11.48077	$12.63960	66,358
2013	$12.63960	$14.00651	51,830
2014	$14.00651	$14.85851	34,603
2015	$14.85851	$14.67529	32,581
2016	$14.67529	$15.12850	29,683
2017	$15.12850	$16.18874	26,488
2018	$16.18874	$15.01873	18,784

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.37655	$10.88059	28,640
2010	$10.88059	$13.58852	25,264
2011	$13.58852	$13.45735	21,900
2012	$13.45735	$15.35225	20,483
2013	$15.35225	$20.44898	12,627
2014	$20.44898	$21.19239	10,557
2015	$21.19239	$22.13417	9,699
2016	$22.13417	$22.19104	7,951
2017	$22.19104	$27.99788	6,897
2018	$27.99788	$25.76203	6,408
Oppenheimer Global Fund/VA - Service Shares
2009	$13.10431	$17.93455	61,334
2010	$17.93455	$20.37970	53,614
2011	$20.37970	$18.30877	38,301
2012	$18.30877	$21.74737	20,300
2013	$21.74737	$27.12310	14,378
2014	$27.12310	$27.18525	12,676
2015	$27.18525	$27.67909	10,721
2016	$27.67909	$27.14227	10,338
2017	$27.14227	$36.34174	6,995
2018	$36.34174	$30.90945	7,264
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.38316	$14.40029	434,390
2010	$14.40029	$16.23183	268,820
2011	$16.23183	$16.04550	231,403
2012	$16.04550	$17.82967	227,944
2013	$17.82967	$17.44625	187,099
2014	$17.44625	$17.56085	136,985
2015	$17.56085	$16.81674	106,286
2016	$16.81674	$17.55131	90,250
2017	$17.55131	$18.27939	80,569
2018	$18.27939	$17.13659	66,422
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.77549	$12.28808	258,474
2010	$12.28808	$13.97818	204,062
2011	$13.97818	$13.68530	178,923
2012	$13.68530	$15.67207	162,790
2013	$15.67207	$20.23061	125,010
2014	$20.23061	$21.93493	93,211
2015	$21.93493	$22.21159	67,687
2016	$22.21159	$24.27987	54,822
2017	$24.27987	$27.81484	47,895
2018	$27.81484	$25.10388	38,139
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.28287	$16.51212	92,814
2010	$16.51212	$19.95577	81,581
2011	$19.95577	$19.13222	68,281
2012	$19.13222	$22.10905	54,348
2013	$22.10905	$30.53430	41,458
2014	$30.53430	$33.48272	30,817
2015	$33.48272	$30.87948	25,479
2016	$30.87948	$35.68797	21,609
2017	$35.68797	$39.92852	19,803
2018	$39.92852	$35.07952	14,593

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.40151	$6.85583	174,878
2010	$6.85583	$7.49270	140,930
2011	$7.49270	$7.94241	124,123
2012	$7.94241	$8.59345	103,058
2013	$8.59345	$8.40755	98,237
2014	$8.40755	$8.82889	75,406
2015	$8.82889	$8.73189	56,008
2016	$8.73189	$8.83774	45,267
2017	$8.83774	$9.06040	39,771
2018	$9.06040	$8.78127	30,855
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.59982	114,323
2010	$12.59982	$13.93440	99,220
2011	$13.93440	$13.94845	85,472
2012	$13.94845	$16.34261	65,061
2013	$16.34261	$21.25300	52,531
2014	$21.25300	$23.51517	41,973
2015	$23.51517	$22.39152	35,529
2016	$22.39152	$24.99240	30,431
2017	$24.99240	$29.15574	88,556
2018	$29.15574	$26.20205	83,001
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.32340	$10.26924	96,769
2010	$10.26924	$11.17733	115,428
2011	$11.17733	$11.28171	119,468
2012	$11.28171	$12.46807	60,253
2013	$12.46807	$14.46066	55,212
2014	$14.46066	$15.71827	45,509
2015	$15.71827	$15.26240	43,082
2016	$15.26240	$16.19072	36,919
2017	$16.19072	$18.30147	36,416
2018	$18.30147	$17.40843	34,535
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.27303	$13.64120	75,754
2010	$13.64120	$15.36513	58,496
2011	$15.36513	$15.02755	42,522
2012	$15.02755	$16.85335	32,551
2013	$16.85335	$19.77821	25,171
2014	$19.77821	$21.25455	20,342
2015	$21.25455	$20.91019	11,620
2016	$20.91019	$21.91560	10,342
2017	$21.91560	$24.82679	9,493
2018	$24.82679	$22.61154	7,903
Putnam VT Global Health Care Fund - Class IB
2009	$10.61361	$13.13409	14,875
2010	$13.13409	$13.21733	12,919
2011	$13.21733	$12.82835	12,459
2012	$12.82835	$15.40360	11,624
2013	$15.40360	$21.43100	10,566
2014	$21.43100	$26.86566	7,945
2015	$26.86566	$28.43925	6,644
2016	$28.43925	$24.76074	6,849
2017	$24.76074	$28.04048	6,146
2018	$28.04048	$27.37383	5,832

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.96488	$18.94131	6,202
2010	$18.94131	$18.94341	6,394
2011	$18.94341	$17.59909	3,540
2012	$17.59909	$18.15426	2,909
2013	$18.15426	$20.29268	2,736
2014	$20.29268	$22.83523	2,184
2015	$22.83523	$20.20270	2,246
2016	$20.20270	$20.23431	2,328
2017	$20.23431	$24.27995	1,377
2018	$24.27995	$23.73229	1,082
Putnam VT Government Money Market Fund - Class IB
2009	$10.42731	$10.26195	567,074
2010	$10.26195	$10.08203	739,816
2011	$10.08203	$9.90316	608,960
2012	$9.90316	$9.72639	346,007
2013	$9.72639	$9.55324	280,155
2014	$9.55324	$9.38318	229,468
2015	$9.38318	$9.21614	154,095
2016	$9.21614	$9.05259	139,877
2017	$9.05259	$8.91310	149,613
2018	$8.91310	$8.85648	115,732
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05226	144,516
2017	$10.05226	$12.92455	140,044
2018	$12.92455	$12.99474	133,589
Putnam VT High Yield Fund - Class IB
2009	$11.67497	$17.22029	112,213
2010	$17.22029	$19.28696	107,420
2011	$19.28696	$19.27493	81,546
2012	$19.27493	$21.95950	76,188
2013	$21.95950	$23.26052	62,052
2014	$23.26052	$23.20017	46,718
2015	$23.20017	$21.56536	39,114
2016	$21.56536	$24.47364	26,544
2017	$24.47364	$25.71565	24,743
2018	$25.71565	$24.22733	23,173
Putnam VT Income Fund - Class IB
2009	$8.53570	$12.29416	315,734
2010	$12.29416	$13.26589	284,426
2011	$13.26589	$13.68059	219,813
2012	$13.68059	$14.87853	184,620
2013	$14.87853	$14.88567	152,081
2014	$14.88567	$15.56310	125,802
2015	$15.56310	$15.06155	103,094
2016	$15.06155	$15.08843	95,096
2017	$15.08843	$15.64892	88,936
2018	$15.64892	$15.39907	75,886

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.36862	$15.13949	118,549
2010	$15.13949	$16.35945	72,369
2011	$16.35945	$13.34614	63,883
2012	$13.34614	$15.97922	48,752
2013	$15.97922	$20.09859	29,876
2014	$20.09859	$18.40093	24,885
2015	$18.40093	$18.09686	18,643
2016	$18.09686	$17.33774	15,710
2017	$17.33774	$21.55551	14,565
2018	$21.55551	$17.12250	12,127
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.50472	$12.21189	76,902
2010	$12.21189	$13.66286	84,479
2011	$13.66286	$13.42455	77,581
2012	$13.42455	$15.40252	75,135
2013	$15.40252	$20.44020	70,751
2014	$20.44020	$22.86733	67,660
2015	$22.86733	$21.96901	64,647
2016	$21.96901	$24.17725	61,814
2017	$24.17725	$29.17480	60,252
2018	$29.17480	$26.46409	58,566
Putnam VT Research Fund - Class IB
2009	$9.29898	$12.16333	10,162
2010	$12.16333	$13.90207	8,170
2011	$13.90207	$13.41515	6,363
2012	$13.41515	$15.53516	4,925
2013	$15.53516	$20.34733	3,979
2014	$20.34733	$22.95272	2,321
2015	$22.95272	$22.19353	2,104
2016	$22.19353	$23.99462	877
2017	$23.99462	$29.06950	763
2018	$29.06950	$27.20305	421
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.52344	$13.65646	9,567
2010	$13.65646	$16.03527	14,683
2011	$16.03527	$14.94829	12,121
2012	$14.94829	$17.14049	11,254
2013	$17.14049	$22.96807	10,890
2014	$22.96807	$25.59983	5,918
2015	$25.59983	$25.06871	5,323
2016	$25.06871	$26.53899	3,895
2017	$26.53899	$33.68404	3,553
2018	$33.68404	$32.57463	3,434
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.65

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.63999	$8.82955	3,005
2010	$8.82955	$10.13430	2,995
2011	$10.13430	$9.67122	2,986
2012	$9.67122	$11.02510	2,270
2013	$11.02510	$14.17218	2,263
2014	$14.17218	$15.53274	2,257
2015	$15.53274	$15.31027	2,454
2016	$15.31027	$16.19113	2,453
2017	$16.19113	$19.32624	2,421
2018	$19.32624	$17.71026	2,416
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.16353	$9.93293	0
2010	$9.93293	$10.97351	0
2011	$10.97351	$10.72600	0
2012	$10.72600	$11.74770	0
2013	$11.74770	$13.05332	0
2014	$13.05332	$13.35272	0
2015	$13.35272	$13.03751	0
2016	$13.03751	$13.46765	0
2017	$13.46765	$14.91313	0
2018	$14.91313	$14.01437	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.45644	$9.40876	0
2010	$9.40876	$10.55914	0
2011	$10.55914	$10.23655	0
2012	$10.23655	$11.36109	0
2013	$11.36109	$12.89572	0
2014	$12.89572	$13.24013	0
2015	$13.24013	$12.93685	0
2016	$12.93685	$13.43639	0
2017	$13.43639	$15.33540	0
2018	$15.33540	$14.13777	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.93569	$8.93077	0
2010	$8.93077	$10.15962	0
2011	$10.15962	$9.69090	0
2012	$9.69090	$10.95631	0
2013	$10.95631	$13.05723	0
2014	$13.05723	$13.42493	0
2015	$13.42493	$13.10810	0
2016	$13.10810	$13.68776	0
2017	$13.68776	$16.21807	0
2018	$16.21807	$14.63683	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.41684	$10.59683	426
2010	$10.59683	$11.15654	426
2011	$11.15654	$11.10389	426
2012	$11.10389	$11.58112	0
2013	$11.58112	$11.96019	0
2014	$11.96019	$12.15551	0
2015	$12.15551	$11.86387	0
2016	$11.86387	$12.13204	0
2017	$12.13204	$12.90550	0
2018	$12.90550	$12.37950	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.16579	0
2016	$18.16579	$17.84373	0
2017	$17.84373	$23.50426	0
2018	$23.50426	$25.88795	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.88073	$8.53051	0
2010	$8.53051	$9.60705	0
2011	$9.60705	$9.59890	0
2012	$9.59890	$10.89470	0
2013	$10.89470	$14.10679	0
2014	$14.10679	$15.68732	0
2015	$15.68732	$15.56537	0
2016	$15.56537	$17.04945	0
2017	$17.04945	$20.32055	0
2018	$20.32055	$19.00231	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.61793	$9.07856	1,434
2010	$9.07856	$11.45788	1,427
2011	$11.45788	$10.02675	1,419
2012	$10.02675	$11.27507	585
2013	$11.27507	$15.03767	582
2014	$15.03767	$15.65130	579
2015	$15.65130	$15.11306	577
2016	$15.11306	$16.60465	574
2017	$16.60465	$19.64857	571
2018	$19.64857	$16.43712	568
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.18316	$12.65018	9,824
2010	$12.65018	$14.48872	9,725
2011	$14.48872	$14.56487	7,850
2012	$14.56487	$16.04489	6,026
2013	$16.04489	$20.41253	868
2014	$20.41253	$21.86751	867
2015	$21.86751	$21.26997	506
2016	$21.26997	$23.30638	485
2017	$23.30638	$26.50758	490
2018	$26.50758	$24.82732	493

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.13472	$12.15846	4,148
2010	$12.15846	$13.44736	4,137
2011	$13.44736	$13.51520	4,256
2012	$13.51520	$14.94444	3,324
2013	$14.94444	$16.71464	1,885
2014	$16.71464	$17.16440	1,711
2015	$17.16440	$15.65997	1,590
2016	$15.65997	$17.52843	1,420
2017	$17.52843	$18.87222	1,416
2018	$18.87222	$17.72700	1,411
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.61176	$9.69318	1,656
2010	$9.69318	$10.61767	1,284
2011	$10.61767	$10.26572	1,074
2012	$10.26572	$11.32301	1,054
2013	$11.32301	$14.29747	1,000
2014	$14.29747	$15.78322	903
2015	$15.78322	$16.36410	0
2016	$16.36410	$15.77588	0
2017	$15.77588	$19.84037	0
2018	$19.84037	$19.18876	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.48038	$10.26527	770
2010	$10.26527	$11.28150	766
2011	$11.28150	$10.74656	762
2012	$10.74656	$11.95744	0
2013	$11.95744	$14.97891	0
2014	$14.97891	$15.54264	0
2015	$15.54264	$14.69973	0
2016	$14.69973	$16.18696	0
2017	$16.18696	$17.25706	0
2018	$17.25706	$15.03867	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.08454	$13.71483	8,236
2010	$13.71483	$14.96975	8,329
2011	$14.96975	$14.54172	7,761
2012	$14.54172	$16.30668	6,410
2013	$16.30668	$20.53049	1,223
2014	$20.53049	$21.58804	1,050
2015	$21.58804	$20.14465	539
2016	$20.14465	$22.95054	441
2017	$22.95054	$24.41136	339
2018	$24.41136	$21.78879	344
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.65505	$17.31178	4,383
2010	$17.31178	$21.78952	4,163
2011	$21.78952	$20.58506	3,820
2012	$20.58506	$23.92083	2,958
2013	$23.92083	$31.99002	1,666
2014	$31.99002	$31.58061	1,561
2015	$31.58061	$28.70950	1,378
2016	$28.70950	$36.69059	1,307
2017	$36.69059	$39.85591	1,232
2018	$39.85591	$34.08343	1,237

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.49821	$16.20485	125
2010	$16.20485	$20.30106	124
2011	$20.30106	$18.96552	123
2012	$18.96552	$20.63573	123
2013	$20.63573	$27.98505	122
2014	$27.98505	$29.52269	0
2015	$29.52269	$28.20931	0
2016	$28.20931	$28.84638	0
2017	$28.84638	$34.37864	0
2018	$34.37864	$31.93213	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.60967	$11.74877	4,059
2010	$11.74877	$12.14194	4,048
2011	$12.14194	$12.59620	3,115
2012	$12.59620	$12.59714	2,244
2013	$12.59714	$12.08856	143
2014	$12.08856	$12.26769	86
2015	$12.26769	$12.09911	42
2016	$12.09911	$11.95591	0
2017	$11.95591	$11.89432	0
2018	$11.89432	$11.71441	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.05459	$32.28189	289
2010	$32.28189	$37.26132	235
2011	$37.26132	$30.77692	238
2012	$30.77692	$34.18546	240
2013	$34.18546	$33.24699	261
2014	$33.24699	$29.89652	201
2015	$29.89652	$23.59322	231
2016	$23.59322	$27.20002	181
2017	$27.20002	$37.49292	114
2018	$37.49292	$30.98851	94
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.52056	$18.18803	4,796
2010	$18.18803	$19.35453	4,850
2011	$19.35453	$16.97843	4,381
2012	$16.97843	$19.70393	4,318
2013	$19.70393	$23.78443	1,365
2014	$23.78443	$20.74774	1,397
2015	$20.74774	$19.04357	449
2016	$19.04357	$20.03548	428
2017	$20.03548	$22.95226	408
2018	$22.95226	$19.05003	381
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.35533	$20.21882	0
2010	$20.21882	$22.71455	0
2011	$22.71455	$22.10345	0
2012	$22.10345	$24.96452	0
2013	$24.96452	$24.90440	0
2014	$24.90440	$24.89427	0
2015	$24.89427	$23.38421	0
2016	$23.38421	$23.62967	0
2017	$23.62967	$23.64396	0
2018	$23.64396	$23.65782	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.48406	$12.16878	5,251
2010	$12.16878	$14.28217	4,739
2011	$14.28217	$13.12397	2,805
2012	$13.12397	$14.60778	2,880
2013	$14.60778	$20.04546	635
2014	$20.04546	$21.28395	631
2015	$21.28395	$21.88472	627
2016	$21.88472	$21.91644	623
2017	$21.91644	$27.33058	619
2018	$27.33058	$25.78298	615
Invesco V.I. American Value Fund - Series I
2009	$8.99393	$12.28985	431
2010	$12.28985	$14.74707	375
2011	$14.74707	$14.60973	350
2012	$14.60973	$16.82211	344
2013	$16.82211	$22.17111	331
2014	$22.17111	$23.88523	327
2015	$23.88523	$21.30570	478
2016	$21.30570	$24.15527	368
2017	$24.15527	$26.07588	362
2018	$26.07588	$22.35767	370
Invesco V.I. American Value Fund - Series II
2009	$8.94164	$12.21425	221
2010	$12.21425	$14.64918	206
2011	$14.64918	$14.49903	197
2012	$14.49903	$16.66180	191
2013	$16.66180	$21.90515	174
2014	$21.90515	$23.54005	161
2015	$23.54005	$20.94419	0
2016	$20.94419	$23.68875	0
2017	$23.68875	$25.50687	0
2018	$25.50687	$21.81512	0
Invesco V.I. Comstock Fund - Series II
2009	$7.96414	$10.03838	5,699
2010	$10.03838	$11.40045	4,212
2011	$11.40045	$10.95517	2,783
2012	$10.95517	$12.78816	2,220
2013	$12.78816	$17.02846	2,050
2014	$17.02846	$18.23630	1,883
2015	$18.23630	$16.79182	1,709
2016	$16.79182	$19.28383	1,547
2017	$19.28383	$22.25825	1,400
2018	$22.25825	$19.14586	1,240
Invesco V.I. Equity and Income Fund - Series II
2009	$9.81955	$11.80651	21,809
2010	$11.80651	$12.98375	20,307
2011	$12.98375	$12.57967	18,923
2012	$12.57967	$13.87732	17,377
2013	$13.87732	$17.01202	16,951
2014	$17.01202	$18.16303	16,301
2015	$18.16303	$17.36789	15,642
2016	$17.36789	$19.57857	14,992
2017	$19.57857	$21.29226	8,603
2018	$21.29226	$18.86657	8,478

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.27528	$14.95441	11,374
2010	$14.95441	$16.46912	10,937
2011	$16.46912	$15.80106	8,235
2012	$15.80106	$17.73496	6,824
2013	$17.73496	$23.28734	6,449
2014	$23.28734	$25.13681	5,829
2015	$25.13681	$23.85680	5,189
2016	$23.85680	$27.96933	4,613
2017	$27.96933	$31.31175	842
2018	$31.31175	$26.55705	845
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.51871	$11.54100	3,833
2010	$11.54100	$14.41866	3,410
2011	$14.41866	$12.82896	1,856
2012	$12.82896	$14.05644	1,602
2013	$14.05644	$18.84845	1,363
2014	$18.84845	$19.92470	594
2015	$19.92470	$19.76182	293
2016	$19.76182	$19.51022	254
2017	$19.51022	$23.39418	0
2018	$23.39418	$21.61388	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.32492	$12.29398	1,482
2010	$12.29398	$13.55392	1,323
2011	$13.55392	$13.88828	1,388
2012	$13.88828	$15.34073	1,516
2013	$15.34073	$16.28915	1,514
2014	$16.28915	$16.68446	1,512
2015	$16.68446	$16.12672	1,801
2016	$16.12672	$17.75175	1,792
2017	$17.75175	$19.03226	1,784
2018	$19.03226	$17.93057	1,776
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.44944	$11.68487	4,436
2010	$11.68487	$13.65240	4,418
2011	$13.65240	$12.80002	4,403
2012	$12.80002	$13.89342	4,387
2013	$13.89342	$18.51466	1,386
2014	$18.51466	$19.47187	1,384
2015	$19.47187	$18.45537	1,381
2016	$18.45537	$20.96917	1,344
2017	$20.96917	$23.17422	1,341
2018	$23.17422	$20.89159	1,339
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.04979	$9.39490	566
2010	$9.39490	$10.82797	563
2011	$10.82797	$9.98280	560
2012	$9.98280	$10.98312	557
2013	$10.98312	$14.65136	554
2014	$14.65136	$15.48236	551
2015	$15.48236	$14.76235	549
2016	$14.76235	$16.97152	546
2017	$16.97152	$18.89051	543
2018	$18.89051	$17.03200	540

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.74193	$12.48959	433
2010	$12.48959	$15.07051	400
2011	$15.07051	$13.30724	429
2012	$13.30724	$14.90376	427
2013	$14.90376	$20.05410	380
2014	$20.05410	$20.87984	364
2015	$20.87984	$21.05369	0
2016	$21.05369	$20.92226	0
2017	$20.92226	$25.24521	0
2018	$25.24521	$24.06378	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.64838	$9.50577	2,102
2010	$9.50577	$11.70399	2,092
2011	$11.70399	$11.02809	2,082
2012	$11.02809	$12.39916	2,072
2013	$12.39916	$15.86135	592
2014	$15.86135	$17.36434	589
2015	$17.36434	$16.39929	586
2016	$16.39929	$18.73764	565
2017	$18.73764	$19.65133	562
2018	$19.65133	$16.38822	559
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.63333	$19.96688	809
2010	$19.96688	$21.50893	730
2011	$21.50893	$22.56778	645
2012	$22.56778	$26.11144	602
2013	$26.11144	$23.38657	731
2014	$23.38657	$23.61977	635
2015	$23.61977	$22.91262	480
2016	$22.91262	$24.87205	339
2017	$24.87205	$26.75738	298
2018	$26.75738	$24.41387	262
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.90791	$13.87271	0
2010	$13.87271	$15.53045	0
2011	$15.53045	$16.62494	0
2012	$16.62494	$18.86251	0
2013	$18.86251	$22.15597	0
2014	$22.15597	$22.72926	0
2015	$22.72926	$23.69480	0
2016	$23.69480	$24.52070	0
2017	$24.52070	$30.27087	0
2018	$30.27087	$29.18715	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.44341	$12.09633	0
2010	$12.09633	$14.58856	0
2011	$14.58856	$13.91992	0
2012	$13.91992	$15.62755	0
2013	$15.62755	$22.71470	0
2014	$22.71470	$23.71501	0
2015	$23.71501	$26.12786	0
2016	$26.12786	$25.22882	0
2017	$25.22882	$35.45397	0
2018	$35.45397	$37.42387	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.35219	$11.91845	0
2010	$11.91845	$14.34471	0
2011	$14.34471	$13.65315	0
2012	$13.65315	$15.28466	0
2013	$15.28466	$22.16385	0
2014	$22.16385	$23.08075	0
2015	$23.08075	$25.36762	0
2016	$25.36762	$24.42346	0
2017	$24.42346	$34.24395	0
2018	$34.24395	$36.06538	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.16688	$9.52608	639
2010	$9.52608	$12.36854	547
2011	$12.36854	$11.27022	570
2012	$11.27022	$12.00145	597
2013	$12.00145	$16.19664	531
2014	$16.19664	$16.19127	529
2015	$16.19127	$14.94130	0
2016	$14.94130	$13.37018	0
2017	$13.37018	$18.19192	0
2018	$18.19192	$19.73615	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.81155	$18.68144	366
2010	$18.68144	$23.75285	295
2011	$23.75285	$24.63692	169
2012	$24.63692	$27.96031	174
2013	$27.96031	$27.92667	191
2014	$27.92667	$35.47993	183
2015	$35.47993	$35.49663	359
2016	$35.49663	$37.12705	307
2017	$37.12705	$37.49344	316
2018	$37.49344	$33.86914	322
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.33293	$11.79111	1,812
2010	$11.79111	$12.63259	1,526
2011	$12.63259	$12.23024	1,301
2012	$12.23024	$13.66217	1,222
2013	$13.66217	$17.35752	1,150
2014	$17.35752	$19.61566	839
2015	$19.61566	$19.88395	523
2016	$19.88395	$19.04491	501
2017	$19.04491	$23.65187	355
2018	$23.65187	$21.83312	263
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.78127	$10.48148	1,963
2010	$10.48148	$11.59308	1,897
2011	$11.59308	$11.42388	1,856
2012	$11.42388	$12.57055	1,843
2013	$12.57055	$13.92289	1,823
2014	$13.92289	$14.76228	1,805
2015	$14.76228	$14.57282	1,346
2016	$14.57282	$15.01525	1,134
2017	$15.01525	$16.05950	1,127
2018	$16.05950	$14.89133	1,120

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.34777	$10.83770	227
2010	$10.83770	$13.52807	202
2011	$13.52807	$13.39069	202
2012	$13.39069	$15.26841	195
2013	$15.26841	$20.32696	171
2014	$20.32696	$21.05521	100
2015	$21.05521	$21.97970	46
2016	$21.97970	$22.02500	0
2017	$22.02500	$27.77444	0
2018	$27.77444	$25.54355	0
Oppenheimer Global Fund/VA - Service Shares
2009	$13.05934	$17.86391	2,400
2010	$17.86391	$20.28910	2,269
2011	$20.28910	$18.21812	2,154
2012	$18.21812	$21.62864	777
2013	$21.62864	$26.96130	660
2014	$26.96130	$27.00933	509
2015	$27.00933	$27.48598	290
2016	$27.48598	$26.93922	185
2017	$26.93922	$36.05180	0
2018	$36.05180	$30.64738	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.34062	$14.34351	6,161
2010	$14.34351	$16.15961	5,465
2011	$16.15961	$15.96599	4,495
2012	$15.96599	$17.73226	3,234
2013	$17.73226	$17.34210	3,344
2014	$17.34210	$17.44714	2,966
2015	$17.44714	$16.69933	1,923
2016	$16.69933	$17.41994	1,565
2017	$17.41994	$18.13347	1,411
2018	$18.13347	$16.99122	1,401
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.74192	$12.23965	3,841
2010	$12.23965	$13.91600	3,248
2011	$13.91600	$13.61751	2,155
2012	$13.61751	$15.58648	2,084
2013	$15.58648	$20.10989	2,000
2014	$20.10989	$21.79295	1,083
2015	$21.79295	$22.05658	456
2016	$22.05658	$24.09820	259
2017	$24.09820	$27.59288	254
2018	$27.59288	$24.89099	253
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.24069	$16.44706	2,697
2010	$16.44706	$19.86704	2,381
2011	$19.86704	$19.03747	1,224
2012	$19.03747	$21.98832	1,008
2013	$21.98832	$30.35213	801
2014	$30.35213	$33.26601	586
2015	$33.26601	$30.66398	292
2016	$30.66398	$35.42093	141
2017	$35.42093	$39.60988	0
2018	$39.60988	$34.78204	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.38766	$6.83753	3,065
2010	$6.83753	$7.46889	2,954
2011	$7.46889	$7.91315	2,574
2012	$7.91315	$8.55741	2,586
2013	$8.55741	$8.36802	3,078
2014	$8.36802	$8.78292	2,695
2015	$8.78292	$8.68199	660
2016	$8.68199	$8.78277	566
2017	$8.78277	$8.99952	468
2018	$8.99952	$8.71788	346
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.55018	504
2010	$12.55018	$13.87244	355
2011	$13.87244	$13.87937	269
2012	$13.87937	$16.25338	245
2013	$16.25338	$21.12620	226
2014	$21.12620	$23.36298	203
2015	$23.36298	$22.23528	0
2016	$22.23528	$24.80541	0
2017	$24.80541	$28.92309	0
2018	$28.92309	$25.97987	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.29482	$10.22878	3,325
2010	$10.22878	$11.12764	3,432
2011	$11.12764	$11.22586	450
2012	$11.22586	$12.40002	447
2013	$12.40002	$14.37441	443
2014	$14.37441	$15.61657	440
2015	$15.61657	$15.15592	196
2016	$15.15592	$16.06961	195
2017	$16.06961	$18.15546	193
2018	$18.15546	$17.26085	192
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.23776	$13.58744	1,703
2010	$13.58744	$15.29679	1,506
2011	$15.29679	$14.95311	1,358
2012	$14.95311	$16.76132	1,289
2013	$16.76132	$19.66020	1,276
2014	$19.66020	$21.11697	976
2015	$21.11697	$20.76426	903
2016	$20.76426	$21.75161	753
2017	$21.75161	$24.62867	617
2018	$24.62867	$22.41978	520
Putnam VT Global Health Care Fund - Class IB
2009	$10.57715	$13.08231	462
2010	$13.08231	$13.15852	459
2011	$13.15852	$12.76478	456
2012	$12.76478	$15.31945	453
2013	$15.31945	$21.30309	450
2014	$21.30309	$26.69174	0
2015	$26.69174	$28.24076	0
2016	$28.24076	$24.57544	0
2017	$24.57544	$27.81668	0
2018	$27.81668	$27.14165	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.90322	$18.86670	1,388
2010	$18.86670	$18.85920	1,393
2011	$18.85920	$17.51195	1,114
2012	$17.51195	$18.05516	1,044
2013	$18.05516	$20.17162	1,017
2014	$20.17162	$22.68745	529
2015	$22.68745	$20.06175	365
2016	$20.06175	$20.08294	126
2017	$20.08294	$24.08624	0
2018	$24.08624	$23.53108	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.39150	$10.22149	9,146
2010	$10.22149	$10.03717	8,819
2011	$10.03717	$9.85410	6,911
2012	$9.85410	$9.67326	6,502
2013	$9.67326	$9.49623	6,766
2014	$9.49623	$9.32243	2,728
2015	$9.32243	$9.15181	1,756
2016	$9.15181	$8.98483	1,221
2017	$8.98483	$8.84195	1,010
2018	$8.84195	$8.78136	934
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05168	2,332
2017	$10.05168	$12.91732	1,064
2018	$12.91732	$12.98092	892
Putnam VT High Yield Fund - Class IB
2009	$11.63487	$17.15242	3,875
2010	$17.15242	$19.20117	3,779
2011	$19.20117	$19.17944	1,971
2012	$19.17944	$21.83957	1,856
2013	$21.83957	$23.12171	1,829
2014	$23.12171	$23.04999	1,748
2015	$23.04999	$21.41484	1,623
2016	$21.41484	$24.29050	1,572
2017	$24.29050	$25.51041	1,459
2018	$25.51041	$24.02186	1,446
Putnam VT Income Fund - Class IB
2009	$8.50639	$12.24570	3,256
2010	$12.24570	$13.20687	2,746
2011	$13.20687	$13.61282	2,329
2012	$13.61282	$14.79727	2,166
2013	$14.79727	$14.79683	2,174
2014	$14.79683	$15.46234	1,981
2015	$15.46234	$14.95644	1,757
2016	$14.95644	$14.97552	1,693
2017	$14.97552	$15.52402	1,514
2018	$15.52402	$15.26847	1,504

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.32612	$15.07979	2,163
2010	$15.07979	$16.28665	2,086
2011	$16.28665	$13.27999	1,588
2012	$13.27999	$15.89192	1,474
2013	$15.89192	$19.97861	1,345
2014	$19.97861	$18.28177	1,158
2015	$18.28177	$17.97050	614
2016	$17.97050	$17.20793	595
2017	$17.20793	$21.38340	397
2018	$21.38340	$16.97721	323
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.47207	$12.16374	192
2010	$12.16374	$13.60208	148
2011	$13.60208	$13.35803	123
2012	$13.35803	$15.31839	119
2013	$15.31839	$20.31821	106
2014	$20.31821	$22.71928	100
2015	$22.71928	$21.81567	99
2016	$21.81567	$23.99632	0
2017	$23.99632	$28.94196	0
2018	$28.94196	$26.23965	0
Putnam VT Research Fund - Class IB
2009	$9.26706	$12.11539	192
2010	$12.11539	$13.84024	146
2011	$13.84024	$13.34870	124
2012	$13.34870	$15.45033	118
2013	$15.45033	$20.22594	106
2014	$20.22594	$22.80417	99
2015	$22.80417	$22.03868	98
2016	$22.03868	$23.81509	0
2017	$23.81509	$28.83754	0
2018	$28.83754	$26.97236	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.48730	$13.60263	1,482
2010	$13.60263	$15.96395	1,666
2011	$15.96395	$14.87423	213
2012	$14.87423	$17.04688	212
2013	$17.04688	$22.83101	210
2014	$22.83101	$25.43411	0
2015	$25.43411	$24.89374	0
2016	$24.89374	$26.34038	0
2017	$26.34038	$33.41521	0
2018	$33.41521	$32.29836	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to
May 1, 2003 or With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003
Mortality & Expense = 1.70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.63092	$8.81303	18,125
2010	$8.81303	$10.11018	15,984
2011	$10.11018	$9.64331	9,047
2012	$9.64331	$10.98767	6,959
2013	$10.98767	$14.11686	8,265
2014	$14.11686	$15.46423	7,597
2015	$15.46423	$15.23497	7,314
2016	$15.23497	$16.10332	5,279
2017	$16.10332	$19.21178	5,600
2018	$19.21178	$17.59650	3,361
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.15239	$9.91432	0
2010	$9.91432	$10.94738	0
2011	$10.94738	$10.69501	0
2012	$10.69501	$11.70778	0
2013	$11.70778	$13.00234	0
2014	$13.00234	$13.29381	0
2015	$13.29381	$12.97338	0
2016	$12.97338	$13.39460	0
2017	$13.39460	$14.82481	0
2018	$14.82481	$13.92435	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.44627	$9.39114	8,963
2010	$9.39114	$10.53399	7,668
2011	$10.53399	$10.20700	7,668
2012	$10.20700	$11.32251	0
2013	$11.32251	$12.84539	0
2014	$12.84539	$13.18174	0
2015	$13.18174	$12.87323	11,621
2016	$12.87323	$13.36353	10,820
2017	$13.36353	$15.24461	10,097
2018	$15.24461	$14.04698	9,401
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.92624	$8.91403	9,378
2010	$8.91403	$10.13540	9,378
2011	$10.13540	$9.66288	9,378
2012	$9.66288	$10.91905	9,378
2013	$10.91905	$13.00620	9,378
2014	$13.00620	$13.36566	9,378
2015	$13.36566	$13.04359	0
2016	$13.04359	$13.61346	0
2017	$13.61346	$16.12195	0
2018	$16.12195	$14.54275	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.40399	$10.57698	9,129
2010	$10.57698	$11.12997	10,278
2011	$11.12997	$11.07180	3,292
2012	$11.07180	$11.54177	3,288
2013	$11.54177	$11.91347	1,079
2014	$11.91347	$12.10187	0
2015	$12.10187	$11.80549	0
2016	$11.80549	$12.06620	0
2017	$12.06620	$12.82905	0
2018	$12.82905	$12.29995	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.07648	0
2016	$18.07648	$17.74699	0
2017	$17.74699	$23.36513	0
2018	$23.36513	$25.72174	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.87134	$8.51454	4,412
2010	$8.51454	$9.58417	4,371
2011	$9.58417	$9.57118	3,449
2012	$9.57118	$10.85770	3,419
2013	$10.85770	$14.05173	2,106
2014	$14.05173	$15.61813	2,097
2015	$15.61813	$15.48882	2,089
2016	$15.48882	$16.95700	2,080
2017	$16.95700	$20.20023	3,254
2018	$20.20023	$18.88026	1,175
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.60891	$9.06157	4,608
2010	$9.06157	$11.43063	4,581
2011	$11.43063	$9.99782	3,282
2012	$9.99782	$11.23681	3,263
2013	$11.23681	$14.97902	2,897
2014	$14.97902	$15.58232	2,883
2015	$15.58232	$15.03878	2,757
2016	$15.03878	$16.51465	921
2017	$16.51465	$19.53226	3,318
2018	$19.53226	$16.33158	3,246
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.15100	$12.60380	35,154
2010	$12.60380	$14.42826	33,166
2011	$14.42826	$14.49673	31,357
2012	$14.49673	$15.96167	26,312
2013	$15.96167	$20.29632	23,915
2014	$20.29632	$21.73194	18,794
2015	$21.73194	$21.12735	19,304
2016	$21.12735	$23.13836	15,741
2017	$23.13836	$26.30328	11,390
2018	$26.30328	$24.62354	8,652

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.11301	$12.12340	41,250
2010	$12.12340	$13.40176	45,823
2011	$13.40176	$13.46253	29,752
2012	$13.46253	$14.87858	26,162
2013	$14.87858	$16.63252	25,674
2014	$16.63252	$17.07139	22,581
2015	$17.07139	$15.56717	20,880
2016	$15.56717	$17.41571	18,441
2017	$17.41571	$18.74146	16,899
2018	$18.74146	$17.59531	15,737
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.59530	$9.66731	38,095
2010	$9.66731	$10.58391	38,843
2011	$10.58391	$10.22787	37,276
2012	$10.22787	$11.27551	51,734
2013	$11.27551	$14.23024	75,370
2014	$14.23024	$15.70100	66,718
2015	$15.70100	$16.27057	59,725
2016	$16.27057	$15.67775	59,700
2017	$15.67775	$19.70709	56,887
2018	$19.70709	$19.05023	2,775
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.46882	$10.24606	10,465
2010	$10.24606	$11.25467	12,503
2011	$11.25467	$10.71556	9,424
2012	$10.71556	$11.91685	7,973
2013	$11.91685	$14.92048	5,098
2014	$14.92048	$15.47411	4,828
2015	$15.47411	$14.62746	4,565
2016	$14.62746	$16.09921	4,324
2017	$16.09921	$17.15489	4,053
2018	$17.15489	$14.94210	3,786
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.04951	$13.66451	82,106
2010	$13.66451	$14.90724	78,481
2011	$14.90724	$14.47363	67,737
2012	$14.47363	$16.22203	62,459
2013	$16.22203	$20.41351	46,333
2014	$20.41351	$21.45409	35,060
2015	$21.45409	$20.00947	32,080
2016	$20.00947	$22.78495	31,228
2017	$22.78495	$24.22307	26,936
2018	$24.22307	$21.60982	23,472
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.61189	$17.24826	37,758
2010	$17.24826	$21.69852	36,868
2011	$21.69852	$20.48867	27,796
2012	$20.48867	$23.79668	25,195
2013	$23.79668	$31.80779	20,993
2014	$31.80779	$31.38472	9,790
2015	$31.38472	$28.51687	8,550
2016	$28.51687	$36.42592	7,700
2017	$36.42592	$39.54856	7,372
2018	$39.54856	$33.80353	5,394

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.46185	$16.14538	1,160
2010	$16.14538	$20.21627	1,283
2011	$20.21627	$18.87671	1,167
2012	$18.87671	$20.52860	288
2013	$20.52860	$27.82560	263
2014	$27.82560	$29.33952	261
2015	$29.33952	$28.02001	246
2016	$28.02001	$28.63826	237
2017	$28.63826	$34.11349	100
2018	$34.11349	$31.66988	92
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.58210	$11.71489	24,121
2010	$11.71489	$12.10077	13,357
2011	$12.10077	$12.54711	5,426
2012	$12.54711	$12.54165	5,401
2013	$12.54165	$12.02918	2,058
2014	$12.02918	$12.20121	1,417
2015	$12.20121	$12.02740	1,383
2016	$12.02740	$11.87901	617
2017	$11.87901	$11.81187	662
2018	$11.81187	$11.62735	645
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.99436	$32.16349	10,868
2010	$32.16349	$37.10578	11,712
2011	$37.10578	$30.63286	8,145
2012	$30.63286	$34.00807	7,112
2013	$34.00807	$33.05762	4,210
2014	$33.05762	$29.71108	3,447
2015	$29.71108	$23.43492	3,100
2016	$23.43492	$27.00380	2,418
2017	$27.00380	$37.20380	2,066
2018	$37.20380	$30.73402	1,522
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.47783	$18.12130	35,380
2010	$18.12130	$19.27371	37,229
2011	$19.27371	$16.89893	30,504
2012	$16.89893	$19.60165	25,576
2013	$19.60165	$23.64893	19,900
2014	$23.64893	$20.61902	15,141
2015	$20.61902	$18.91577	12,555
2016	$18.91577	$19.89090	11,550
2017	$19.89090	$22.77520	7,848
2018	$22.77520	$18.89355	5,854
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.30047	$20.14464	5,017
2010	$20.14464	$22.61970	4,988
2011	$22.61970	$21.99997	4,042
2012	$21.99997	$24.83496	2,810
2013	$24.83496	$24.76254	1,845
2014	$24.76254	$24.73986	1,485
2015	$24.73986	$23.22734	819
2016	$23.22734	$23.45923	820
2017	$23.45923	$23.46164	402
2018	$23.46164	$23.46356	53

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.46039	$12.12411	39,443
2010	$12.12411	$14.22251	20,403
2011	$14.22251	$13.06251	19,682
2012	$13.06251	$14.53194	16,733
2013	$14.53194	$19.93125	15,559
2014	$19.93125	$21.15189	7,632
2015	$21.15189	$21.73788	5,256
2016	$21.73788	$21.75833	5,204
2017	$21.75833	$27.11982	3,767
2018	$27.11982	$25.57125	3,190
Invesco V.I. American Value Fund - Series I
2009	$8.97256	$12.25440	29,345
2010	$12.25440	$14.69703	28,165
2011	$14.69703	$14.55275	19,138
2012	$14.55275	$16.74794	16,098
2013	$16.74794	$22.06213	12,489
2014	$22.06213	$23.75573	4,357
2015	$23.75573	$21.17938	3,636
2016	$21.17938	$23.99985	3,489
2017	$23.99985	$25.89510	3,965
2018	$25.89510	$22.19149	3,074
Invesco V.I. American Value Fund - Series II
2009	$8.92037	$12.17899	5,987
2010	$12.17899	$14.59947	5,591
2011	$14.59947	$14.44248	5,120
2012	$14.44248	$16.58833	4,978
2013	$16.58833	$21.79746	4,261
2014	$21.79746	$23.41240	2,815
2015	$23.41240	$20.82000	2,821
2016	$20.82000	$23.53631	3,291
2017	$23.53631	$25.33002	110
2018	$25.33002	$21.65294	115
Invesco V.I. Comstock Fund - Series II
2009	$7.94520	$10.00941	35,758
2010	$10.00941	$11.36177	32,185
2011	$11.36177	$10.91245	30,569
2012	$10.91245	$12.73178	24,629
2013	$12.73178	$16.94477	21,010
2014	$16.94477	$18.13743	7,303
2015	$18.13743	$16.69227	5,221
2016	$16.69227	$19.15977	4,854
2017	$19.15977	$22.10397	4,452
2018	$22.10397	$19.00357	2,914
Invesco V.I. Equity and Income Fund - Series II
2009	$9.79620	$11.77244	25,630
2010	$11.77244	$12.93969	25,022
2011	$12.93969	$12.53061	19,335
2012	$12.53061	$13.81614	16,724
2013	$13.81614	$16.92839	16,734
2014	$16.92839	$18.06453	14,048
2015	$18.06453	$17.26490	12,706
2016	$17.26490	$19.45259	11,653
2017	$19.45259	$21.14463	11,645
2018	$21.14463	$18.72632	11,491

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.23649	$14.89956	64,132
2010	$14.89956	$16.40037	61,346
2011	$16.40037	$15.72709	53,534
2012	$15.72709	$17.64293	43,914
2013	$17.64293	$23.15471	39,813
2014	$23.15471	$24.98091	29,627
2015	$24.98091	$23.69676	23,539
2016	$23.69676	$27.76759	20,932
2017	$27.76759	$31.07030	14,553
2018	$31.07030	$26.33895	11,611
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.50084	$11.50770	10,699
2010	$11.50770	$14.36973	10,174
2011	$14.36973	$12.77893	9,057
2012	$12.77893	$13.99447	7,884
2013	$13.99447	$18.75581	7,647
2014	$18.75581	$19.81668	3,406
2015	$19.81668	$19.64467	3,186
2016	$19.64467	$19.38470	2,744
2017	$19.38470	$23.23202	1,592
2018	$23.23202	$21.45324	1,009
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.30477	$12.26115	42,223
2010	$12.26115	$13.51086	42,237
2011	$13.51086	$13.83712	24,574
2012	$13.83712	$15.27641	22,604
2013	$15.27641	$16.21258	15,448
2014	$16.21258	$16.59758	9,647
2015	$16.59758	$16.03457	7,667
2016	$16.03457	$17.64136	7,188
2017	$17.64136	$18.90441	7,014
2018	$18.90441	$17.80114	6,101
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.42901	$11.65365	1,860
2010	$11.65365	$13.60900	1,706
2011	$13.60900	$12.75284	500
2012	$12.75284	$13.83515	501
2013	$13.83515	$18.42761	404
2014	$18.42761	$19.37045	394
2015	$19.37045	$18.34989	401
2016	$18.34989	$20.83874	378
2017	$20.83874	$23.01851	370
2018	$23.01851	$20.74076	378
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.03238	$9.36980	8,967
2010	$9.36980	$10.79355	7,967
2011	$10.79355	$9.94601	6,466
2012	$9.94601	$10.93705	4,736
2013	$10.93705	$14.58249	1,251
2014	$14.58249	$15.40172	1,019
2015	$15.40172	$14.67798	1,015
2016	$14.67798	$16.86596	1,010
2017	$16.86596	$18.76360	1,006
2018	$18.76360	$16.90903	1,006

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.72304	$12.45626	13,491
2010	$12.45626	$15.02263	11,335
2011	$15.02263	$13.25821	6,994
2012	$13.25821	$14.84127	6,801
2013	$14.84127	$19.95985	4,345
2014	$19.95985	$20.77113	2,008
2015	$20.77113	$20.93342	1,018
2016	$20.93342	$20.79217	1,014
2017	$20.79217	$25.07566	270
2018	$25.07566	$23.89011	263
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.63183	$9.48038	21,347
2010	$9.48038	$11.66678	21,134
2011	$11.66678	$10.98745	17,496
2012	$10.98745	$12.34718	12,954
2013	$12.34718	$15.78681	10,327
2014	$15.78681	$17.27394	9,306
2015	$17.27394	$16.30559	3,906
2016	$16.30559	$18.62112	3,601
2017	$18.62112	$19.51932	3,607
2018	$19.51932	$16.26991	2,019
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.58395	$19.89368	9,203
2010	$19.89368	$21.41916	9,143
2011	$21.41916	$22.46217	7,047
2012	$22.46217	$25.97598	6,222
2013	$25.97598	$23.25338	6,258
2014	$23.25338	$23.47328	3,163
2015	$23.47328	$22.75892	2,230
2016	$22.75892	$24.69265	1,692
2017	$24.69265	$26.55107	642
2018	$26.55107	$24.21342	636
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.88015	$13.83035	12,721
2010	$13.83035	$15.47515	14,189
2011	$15.47515	$16.55732	11,235
2012	$16.55732	$18.77620	7,226
2013	$18.77620	$22.04336	5,233
2014	$22.04336	$22.60223	5,209
2015	$22.60223	$23.55038	4,414
2016	$23.55038	$24.35886	4,324
2017	$24.35886	$30.05600	3,109
2018	$30.05600	$28.96535	2,384
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.42572	$12.06142	19,495
2010	$12.06142	$14.53906	13,585
2011	$14.53906	$13.86564	15,170
2012	$13.86564	$15.55866	13,621
2013	$15.55866	$22.60307	10,468
2014	$22.60307	$23.58643	6,229
2015	$23.58643	$25.97297	3,032
2016	$25.97297	$25.06650	604
2017	$25.06650	$35.20822	495
2018	$35.20822	$37.14573	447

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.33472	$11.88408	4,237
2010	$11.88408	$14.29605	2,375
2011	$14.29605	$13.59991	2,414
2012	$13.59991	$15.21729	788
2013	$15.21729	$22.05493	220
2014	$22.05493	$22.95563	220
2015	$22.95563	$25.21724	0
2016	$25.21724	$24.26636	0
2017	$24.26636	$34.00664	0
2018	$34.00664	$35.79739	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.15847	$9.50826	5,721
2010	$9.50826	$12.33911	3,871
2011	$12.33911	$11.23768	3,909
2012	$11.23768	$11.96069	3,972
2013	$11.96069	$16.13342	3,973
2014	$16.13342	$16.11985	2,779
2015	$16.11985	$14.86781	1,543
2016	$14.86781	$13.29766	1,676
2017	$13.29766	$18.08417	321
2018	$18.08417	$19.60937	275
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.76471	$18.61287	12,448
2010	$18.61287	$23.65362	11,331
2011	$23.65362	$24.52153	9,168
2012	$24.52153	$27.81516	8,094
2013	$27.81516	$27.76754	8,437
2014	$27.76754	$35.25980	4,020
2015	$35.25980	$35.25844	3,048
2016	$35.25844	$36.85921	2,957
2017	$36.85921	$37.20429	2,388
2018	$37.20429	$33.59099	2,141
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.30888	$11.75110	27,001
2010	$11.75110	$12.58330	24,231
2011	$12.58330	$12.17632	22,445
2012	$12.17632	$13.59501	18,782
2013	$13.59501	$17.26339	17,016
2014	$17.26339	$19.49935	12,789
2015	$19.49935	$19.75599	10,735
2016	$19.75599	$18.91274	11,570
2017	$18.91274	$23.47596	7,877
2018	$23.47596	$21.65982	6,898
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.75351	$10.44302	37,872
2010	$10.44302	$11.54467	30,276
2011	$11.54467	$11.37040	27,482
2012	$11.37040	$12.50531	21,673
2013	$12.50531	$13.84359	18,899
2014	$13.84359	$14.67072	10,264
2015	$14.67072	$14.47505	8,681
2016	$14.47505	$14.90694	5,528
2017	$14.90694	$15.93565	4,539
2018	$15.93565	$14.76904	3,067

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.32138	$10.79793	8,858
2010	$10.79793	$13.47157	8,741
2011	$13.47157	$13.32799	8,221
2012	$13.32799	$15.18916	7,503
2013	$15.18916	$20.21115	4,284
2014	$20.21115	$20.92459	3,368
2015	$20.92459	$21.83223	4,684
2016	$21.83223	$21.86610	1,713
2017	$21.86610	$27.56024	1,593
2018	$27.56024	$25.33377	987
Oppenheimer Global Fund/VA - Service Shares
2009	$13.01806	$17.79837	67,338
2010	$17.79837	$20.20438	63,173
2011	$20.20438	$18.13281	55,108
2012	$18.13281	$21.51638	50,867
2013	$21.51638	$26.80769	49,931
2014	$26.80769	$26.84176	14,215
2015	$26.84176	$27.30152	12,321
2016	$27.30152	$26.74484	9,000
2017	$26.74484	$35.77374	6,465
2018	$35.77374	$30.39566	4,787
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.30162	$14.29090	97,890
2010	$14.29090	$16.09213	96,050
2011	$16.09213	$15.89125	87,526
2012	$15.89125	$17.64023	86,616
2013	$17.64023	$17.24331	58,196
2014	$17.24331	$17.33891	50,856
2015	$17.33891	$16.58729	42,794
2016	$16.58729	$17.29427	41,046
2017	$17.29427	$17.99363	31,910
2018	$17.99363	$16.85170	24,577
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.71111	$12.19472	91,865
2010	$12.19472	$13.85786	74,608
2011	$13.85786	$13.55372	68,904
2012	$13.55372	$15.50555	58,885
2013	$15.50555	$19.99530	43,146
2014	$19.99530	$21.65773	31,601
2015	$21.65773	$21.90856	25,185
2016	$21.90856	$23.92432	23,539
2017	$23.92432	$27.38004	13,789
2018	$27.38004	$24.68653	10,884
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.20201	$16.38671	22,951
2010	$16.38671	$19.78408	21,631
2011	$19.78408	$18.94833	19,664
2012	$18.94833	$21.87420	16,081
2013	$21.87420	$30.17923	10,300
2014	$30.17923	$33.05967	9,332
2015	$33.05967	$30.45827	8,170
2016	$30.45827	$35.16545	5,428
2017	$35.16545	$39.30446	4,037
2018	$39.30446	$34.49643	2,585

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.37385	$6.81927	29,234
2010	$6.81927	$7.44515	26,127
2011	$7.44515	$7.88399	23,222
2012	$7.88399	$8.52153	22,471
2013	$8.52153	$8.32870	22,866
2014	$8.32870	$8.73721	15,269
2015	$8.73721	$8.63241	12,034
2016	$8.63241	$8.72818	11,227
2017	$8.72818	$8.93910	7,240
2018	$8.93910	$8.65498	5,138
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.50411	31,686
2010	$12.50411	$13.81448	22,909
2011	$13.81448	$13.81436	20,683
2012	$13.81436	$16.16899	15,436
2013	$16.16899	$21.00581	13,662
2014	$21.00581	$23.21802	11,567
2015	$23.21802	$22.08605	7,689
2016	$22.08605	$24.62641	7,521
2017	$24.62641	$28.69996	18,409
2018	$28.69996	$25.76645	12,554
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.26860	$10.19125	21,201
2010	$10.19125	$11.08116	15,754
2011	$11.08116	$11.17328	11,778
2012	$11.17328	$12.33562	11,152
2013	$12.33562	$14.29248	10,307
2014	$14.29248	$15.51965	6,656
2015	$15.51965	$15.05419	10,430
2016	$15.05419	$15.95363	22,432
2017	$15.95363	$18.01539	5,895
2018	$18.01539	$17.11905	4,361
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.20538	$13.53759	7,362
2010	$13.53759	$15.23291	7,874
2011	$15.23291	$14.88310	7,065
2012	$14.88310	$16.67434	5,866
2013	$16.67434	$19.54822	5,806
2014	$19.54822	$20.98600	2,178
2015	$20.98600	$20.62496	571
2016	$20.62496	$21.59471	571
2017	$21.59471	$24.43876	561
2018	$24.43876	$22.23569	550
Putnam VT Global Health Care Fund - Class IB
2009	$10.54373	$13.03433	9,903
2010	$13.03433	$13.10357	9,991
2011	$13.10357	$12.70502	9,506
2012	$12.70502	$15.23995	7,981
2013	$15.23995	$21.18176	6,608
2014	$21.18176	$26.52621	2,990
2015	$26.52621	$28.05132	2,678
2016	$28.05132	$24.39818	3,071
2017	$24.39818	$27.60220	1,172
2018	$27.60220	$26.91879	1,146

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.84666	$18.79751	9,047
2010	$18.79751	$18.78047	9,383
2011	$18.78047	$17.42998	4,550
2012	$17.42998	$17.96146	4,378
2013	$17.96146	$20.05672	4,212
2014	$20.05672	$22.54673	3,981
2015	$22.54673	$19.92714	4,091
2016	$19.92714	$19.93806	3,925
2017	$19.93806	$23.90049	2,934
2018	$23.90049	$23.33785	2,698
Putnam VT Government Money Market Fund - Class IB
2009	$10.35866	$10.18401	180,523
2010	$10.18401	$9.99528	146,210
2011	$9.99528	$9.80798	144,515
2012	$9.80798	$9.62308	110,326
2013	$9.62308	$9.44215	57,397
2014	$9.44215	$9.26462	37,869
2015	$9.26462	$9.09043	28,637
2016	$9.09043	$8.92004	28,421
2017	$8.92004	$8.77378	23,101
2018	$8.77378	$8.70927	17,563
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05109	25,297
2017	$10.05109	$12.91009	20,257
2018	$12.91009	$12.96712	12,640
Putnam VT High Yield Fund - Class IB
2009	$11.59812	$17.08955	30,947
2010	$17.08955	$19.12105	37,426
2011	$19.12105	$19.08971	28,162
2012	$19.08971	$21.72630	22,038
2013	$21.72630	$22.99007	15,861
2014	$22.99007	$22.90708	14,982
2015	$22.90708	$21.27122	7,957
2016	$21.27122	$24.11535	7,309
2017	$24.11535	$25.31376	5,453
2018	$25.31376	$23.82466	4,122
Putnam VT Income Fund - Class IB
2009	$8.47952	$12.20084	65,003
2010	$12.20084	$13.15180	60,469
2011	$13.15180	$13.54918	51,684
2012	$13.54918	$14.72056	44,310
2013	$14.72056	$14.71264	40,886
2014	$14.71264	$15.36654	23,611
2015	$15.36654	$14.85618	18,331
2016	$14.85618	$14.86760	16,816
2017	$14.86760	$15.40440	14,967
2018	$15.40440	$15.14318	11,681

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.28718	$15.02449	14,307
2010	$15.02449	$16.21867	14,459
2011	$16.21867	$13.21783	13,976
2012	$13.21783	$15.80946	11,321
2013	$15.80946	$19.86483	10,090
2014	$19.86483	$18.16838	9,323
2015	$18.16838	$17.84994	7,577
2016	$17.84994	$17.08381	7,555
2017	$17.08381	$21.21853	5,465
2018	$21.21853	$16.83782	5,307
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.44214	$12.11913	9,215
2010	$12.11913	$13.54528	7,652
2011	$13.54528	$13.29548	6,506
2012	$13.29548	$15.23888	4,984
2013	$15.23888	$20.20246	4,844
2014	$20.20246	$22.57834	2,203
2015	$22.57834	$21.66929	2,140
2016	$21.66929	$23.82321	2,091
2017	$23.82321	$28.71877	2,011
2018	$28.71877	$26.02417	812
Putnam VT Research Fund - Class IB
2009	$9.23775	$12.07093	1,130
2010	$12.07093	$13.78242	1,109
2011	$13.78242	$13.28618	1,101
2012	$13.28618	$15.37012	864
2013	$15.37012	$20.11068	700
2014	$20.11068	$22.66268	657
2015	$22.66268	$21.89078	645
2016	$21.89078	$23.64326	640
2017	$23.64326	$28.61512	0
2018	$28.61512	$26.75085	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.45414	$13.55272	7,974
2010	$13.55272	$15.89728	10,353
2011	$15.89728	$14.80458	3,298
2012	$14.80458	$16.95840	2,144
2013	$16.95840	$22.70094	1,541
2014	$22.70094	$25.27633	1,385
2015	$25.27633	$24.72673	710
2016	$24.72673	$26.15036	700
2017	$26.15036	$33.15752	446
2018	$33.15752	$32.03313	341
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase)
Option, added prior to May 1, 2003
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.62188	$8.79652	0
2010	$8.79652	$10.08610	0
2011	$10.08610	$9.61544	0
2012	$9.61544	$10.95033	0
2013	$10.95033	$14.06173	0
2014	$14.06173	$15.39599	0
2015	$15.39599	$15.16001	0
2016	$15.16001	$16.01594	0
2017	$16.01594	$19.09796	0
2018	$19.09796	$17.48341	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.14128	$9.89577	0
2010	$9.89577	$10.92134	0
2011	$10.92134	$10.66416	0
2012	$10.66416	$11.66803	0
2013	$11.66803	$12.95161	0
2014	$12.95161	$13.23518	0
2015	$13.23518	$12.90958	0
2016	$12.90958	$13.32195	0
2017	$13.32195	$14.73700	0
2018	$14.73700	$13.83489	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.43611	$9.37354	0
2010	$9.37354	$10.50891	0
2011	$10.50891	$10.17752	0
2012	$10.17752	$11.28404	0
2013	$11.28404	$12.79521	0
2014	$12.79521	$13.12356	0
2015	$13.12356	$12.80988	0
2016	$12.80988	$13.29101	0
2017	$13.29101	$15.15427	0
2018	$15.15427	$13.95670	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.91677	$8.89733	0
2010	$8.89733	$10.11126	0
2011	$10.11126	$9.63496	0
2012	$9.63496	$10.88195	0
2013	$10.88195	$12.95541	0
2014	$12.95541	$13.30666	0
2015	$13.30666	$12.97940	0
2016	$12.97940	$13.53958	0
2017	$13.53958	$16.02641	0
2018	$16.02641	$14.44927	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.39117	$10.55718	0
2010	$10.55718	$11.10346	0
2011	$11.10346	$11.03983	0
2012	$11.03983	$11.50255	0
2013	$11.50255	$11.86694	0
2014	$11.86694	$12.04846	0
2015	$12.04846	$11.74740	0
2016	$11.74740	$12.00072	0
2017	$12.00072	$12.75301	0
2018	$12.75301	$12.22089	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.98751	0
2016	$17.98751	$17.65066	0
2017	$17.65066	$23.22664	0
2018	$23.22664	$25.55638	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.86195	$8.49857	0
2010	$8.49857	$9.56133	0
2011	$9.56133	$9.54351	0
2012	$9.54351	$10.82076	0
2013	$10.82076	$13.99680	0
2014	$13.99680	$15.54915	0
2015	$15.54915	$15.41256	0
2016	$15.41256	$16.86494	0
2017	$16.86494	$20.08047	0
2018	$20.08047	$18.75886	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.59989	$9.04459	0
2010	$9.04459	$11.40341	0
2011	$11.40341	$9.96893	0
2012	$9.96893	$11.19861	0
2013	$11.19861	$14.92048	0
2014	$14.92048	$15.51351	0
2015	$15.51351	$14.96475	0
2016	$14.96475	$16.42499	0
2017	$16.42499	$19.41647	0
2018	$19.41647	$16.22658	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.12169	$12.56101	0
2010	$12.56101	$14.37194	0
2011	$14.37194	$14.43279	0
2012	$14.43279	$15.88314	0
2013	$15.88314	$20.18619	0
2014	$20.18619	$21.60300	0
2015	$21.60300	$20.99128	0
2016	$20.99128	$22.97765	0
2017	$22.97765	$26.10749	0
2018	$26.10749	$24.42792	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.09134	$12.08840	0
2010	$12.08840	$13.35626	0
2011	$13.35626	$13.41000	0
2012	$13.41000	$14.81296	0
2013	$14.81296	$16.55073	0
2014	$16.55073	$16.97878	0
2015	$16.97878	$15.47482	0
2016	$15.47482	$17.30360	0
2017	$17.30360	$18.61147	0
2018	$18.61147	$17.46445	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.57888	$9.64147	0
2010	$9.64147	$10.55026	0
2011	$10.55026	$10.19018	0
2012	$10.19018	$11.22822	0
2013	$11.22822	$14.16334	0
2014	$14.16334	$15.61922	0
2015	$15.61922	$16.17756	0
2016	$16.17756	$15.58020	0
2017	$15.58020	$19.57464	0
2018	$19.57464	$18.91265	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.45727	$10.22687	0
2010	$10.22687	$11.22787	0
2011	$11.22787	$10.68459	0
2012	$10.68459	$11.87635	0
2013	$11.87635	$14.86219	0
2014	$14.86219	$15.40580	0
2015	$15.40580	$14.55546	0
2016	$14.55546	$16.01181	0
2017	$16.01181	$17.05320	0
2018	$17.05320	$14.84601	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.01758	$13.61809	0
2010	$13.61809	$14.84904	0
2011	$14.84904	$14.40979	0
2012	$14.40979	$16.14222	0
2013	$16.14222	$20.30274	0
2014	$20.30274	$21.32681	0
2015	$21.32681	$19.88059	0
2016	$19.88059	$22.62669	0
2017	$22.62669	$24.04274	0
2018	$24.04274	$21.43812	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.57259	$17.18970	0
2010	$17.18970	$21.61383	0
2011	$21.61383	$20.39830	0
2012	$20.39830	$23.67961	0
2013	$23.67961	$31.63519	0
2014	$31.63519	$31.19850	0
2015	$31.19850	$28.33322	0
2016	$28.33322	$36.17296	0
2017	$36.17296	$39.25420	0
2018	$39.25420	$33.53500	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.42877	$16.09059	0
2010	$16.09059	$20.13740	0
2011	$20.13740	$18.79349	0
2012	$18.79349	$20.42765	0
2013	$20.42765	$27.67467	0
2014	$27.67467	$29.16550	0
2015	$29.16550	$27.83961	0
2016	$27.83961	$28.43941	0
2017	$28.43941	$33.85962	0
2018	$33.85962	$31.41832	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.55459	$11.68111	0
2010	$11.68111	$12.05972	0
2011	$12.05972	$12.49821	0
2012	$12.49821	$12.48639	0
2013	$12.48639	$11.97006	0
2014	$11.97006	$12.13506	0
2015	$12.13506	$11.95610	0
2016	$11.95610	$11.80259	0
2017	$11.80259	$11.72999	0
2018	$11.72999	$11.54093	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.93953	$32.05431	0
2010	$32.05431	$36.96101	0
2011	$36.96101	$30.49781	0
2012	$30.49781	$33.84084	0
2013	$33.84084	$32.87829	0
2014	$32.87829	$29.53483	0
2015	$29.53483	$23.28401	0
2016	$23.28401	$26.81629	0
2017	$26.81629	$36.92694	0
2018	$36.92694	$30.48990	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.43895	$18.05982	0
2010	$18.05982	$19.19853	0
2011	$19.19853	$16.82444	0
2012	$16.82444	$19.50528	0
2013	$19.50528	$23.52069	0
2014	$23.52069	$20.49675	0
2015	$20.49675	$18.79400	0
2016	$18.79400	$19.75281	0
2017	$19.75281	$22.60574	0
2018	$22.60574	$18.74350	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.25054	$20.07628	0
2010	$20.07628	$22.53145	0
2011	$22.53145	$21.90298	0
2012	$21.90298	$24.71283	0
2013	$24.71283	$24.62821	0
2014	$24.62821	$24.59311	0
2015	$24.59311	$23.07778	0
2016	$23.07778	$23.29633	0
2017	$23.29633	$23.28701	0
2018	$23.28701	$23.27716	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.43886	$12.08298	0
2010	$12.08298	$14.16703	0
2011	$14.16703	$13.00494	0
2012	$13.00494	$14.46051	0
2013	$14.46051	$19.82317	0
2014	$19.82317	$21.02648	0
2015	$21.02648	$21.59796	0
2016	$21.59796	$21.60729	0
2017	$21.60729	$26.91805	0
2018	$26.91805	$25.36820	0
Invesco V.I. American Value Fund - Series I
2009	$8.95122	$12.21904	0
2010	$12.21904	$14.64717	0
2011	$14.64717	$14.49600	0
2012	$14.49600	$16.67412	0
2013	$16.67412	$21.95370	0
2014	$21.95370	$23.62692	0
2015	$23.62692	$21.05380	0
2016	$21.05380	$23.84542	0
2017	$23.84542	$25.71556	0
2018	$25.71556	$22.02649	0
Invesco V.I. American Value Fund - Series II
2009	$8.89917	$12.14386	0
2010	$12.14386	$14.54995	0
2011	$14.54995	$14.38616	0
2012	$14.38616	$16.51521	0
2013	$16.51521	$21.69033	0
2014	$21.69033	$23.28544	0
2015	$23.28544	$20.69655	0
2016	$20.69655	$23.38487	0
2017	$23.38487	$25.15440	0
2018	$25.15440	$21.49196	0
Invesco V.I. Comstock Fund - Series II
2009	$7.92631	$9.98053	0
2010	$9.98053	$11.32322	0
2011	$11.32322	$10.86990	0
2012	$10.86990	$12.67566	0
2013	$12.67566	$16.86148	0
2014	$16.86148	$18.03907	0
2015	$18.03907	$16.59328	0
2016	$16.59328	$19.03648	0
2017	$19.03648	$21.95071	0
2018	$21.95071	$18.86228	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.77290	$11.73846	0
2010	$11.73846	$12.89578	0
2011	$12.89578	$12.48174	0
2012	$12.48174	$13.75523	0
2013	$13.75523	$16.84519	0
2014	$16.84519	$17.96660	0
2015	$17.96660	$17.16256	0
2016	$17.16256	$19.32744	0
2017	$19.32744	$20.99805	0
2018	$20.99805	$18.58712	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.20114	$14.84896	0
2010	$14.84896	$16.33634	0
2011	$16.33634	$15.65772	0
2012	$15.65772	$17.55614	0
2013	$17.55614	$23.02908	0
2014	$23.02908	$24.83271	0
2015	$24.83271	$23.54416	0
2016	$23.54416	$27.57476	0
2017	$27.57476	$30.83906	0
2018	$30.83906	$26.12974	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.48299	$11.47446	0
2010	$11.47446	$14.32093	0
2011	$14.32093	$12.72905	0
2012	$12.72905	$13.93273	0
2013	$13.93273	$18.66354	0
2014	$18.66354	$19.70913	0
2015	$19.70913	$19.52809	0
2016	$19.52809	$19.25986	0
2017	$19.25986	$23.07081	0
2018	$23.07081	$21.29361	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.28463	$12.22840	0
2010	$12.22840	$13.46788	0
2011	$13.46788	$13.78609	0
2012	$13.78609	$15.21229	0
2013	$15.21229	$16.13631	0
2014	$16.13631	$16.51107	0
2015	$16.51107	$15.94287	0
2016	$15.94287	$17.53155	0
2017	$17.53155	$18.77732	0
2018	$18.77732	$17.67255	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.40861	$11.62249	0
2010	$11.62249	$13.56570	0
2011	$13.56570	$12.70580	0
2012	$12.70580	$13.77708	0
2013	$13.77708	$18.34091	0
2014	$18.34091	$19.26949	0
2015	$19.26949	$18.24493	0
2016	$18.24493	$20.70903	0
2017	$20.70903	$22.86375	0
2018	$22.86375	$20.59091	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.01499	$9.34473	0
2010	$9.34473	$10.75918	0
2011	$10.75918	$9.90929	0
2012	$9.90929	$10.89112	0
2013	$10.89112	$14.51384	0
2014	$14.51384	$15.32141	0
2015	$15.32141	$14.59399	0
2016	$14.59399	$16.76093	0
2017	$16.76093	$18.63738	0
2018	$18.63738	$16.78681	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.70415	$12.42295	0
2010	$12.42295	$14.97483	0
2011	$14.97483	$13.20930	0
2012	$13.20930	$14.77897	0
2013	$14.77897	$19.86594	0
2014	$19.86594	$20.66286	0
2015	$20.66286	$20.81368	0
2016	$20.81368	$20.66274	0
2017	$20.66274	$24.90706	0
2018	$24.90706	$23.71749	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.61532	$9.45505	0
2010	$9.45505	$11.62969	0
2011	$11.62969	$10.94694	0
2012	$10.94694	$12.29536	0
2013	$12.29536	$15.71255	0
2014	$15.71255	$17.18391	0
2015	$17.18391	$16.21234	0
2016	$16.21234	$18.50522	0
2017	$18.50522	$19.38810	0
2018	$19.38810	$16.15238	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.53895	$19.82614	0
2010	$19.82614	$21.33557	0
2011	$21.33557	$22.36313	0
2012	$22.36313	$25.84824	0
2013	$25.84824	$23.12723	0
2014	$23.12723	$23.33405	0
2015	$23.33405	$22.61239	0
2016	$22.61239	$24.52122	0
2017	$24.52122	$26.35349	0
2018	$26.35349	$24.02111	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.85244	$13.78810	0
2010	$13.78810	$15.42000	0
2011	$15.42000	$16.48993	0
2012	$16.48993	$18.69022	0
2013	$18.69022	$21.93124	0
2014	$21.93124	$22.47580	0
2015	$22.47580	$23.40670	0
2016	$23.40670	$24.19796	0
2017	$24.19796	$29.84248	0
2018	$29.84248	$28.74507	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.40806	$12.02661	0
2010	$12.02661	$14.48972	0
2011	$14.48972	$13.81156	0
2012	$13.81156	$15.49006	0
2013	$15.49006	$22.49194	0
2014	$22.49194	$23.45852	0
2015	$23.45852	$25.81895	0
2016	$25.81895	$24.90521	0
2017	$24.90521	$34.96412	0
2018	$34.96412	$36.86959	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.31726	$11.84976	0
2010	$11.84976	$14.24752	0
2011	$14.24752	$13.54685	0
2012	$13.54685	$15.15017	0
2013	$15.15017	$21.94649	0
2014	$21.94649	$22.83112	0
2015	$22.83112	$25.06768	0
2016	$25.06768	$24.11018	0
2017	$24.11018	$33.77084	0
2018	$33.77084	$35.53123	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.15007	$9.49043	0
2010	$9.49043	$12.30971	0
2011	$12.30971	$11.20521	0
2012	$11.20521	$11.92002	0
2013	$11.92002	$16.07037	0
2014	$16.07037	$16.04868	0
2015	$16.04868	$14.79461	0
2016	$14.79461	$13.22547	0
2017	$13.22547	$17.97698	0
2018	$17.97698	$19.48330	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.72208	$18.54965	0
2010	$18.54965	$23.56131	0
2011	$23.56131	$24.41342	0
2012	$24.41342	$27.67837	0
2013	$27.67837	$27.61690	0
2014	$27.61690	$35.05068	0
2015	$35.05068	$35.03145	0
2016	$35.03145	$36.60332	0
2017	$36.60332	$36.92746	0
2018	$36.92746	$33.32421	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.28490	$11.71122	0
2010	$11.71122	$12.53422	0
2011	$12.53422	$12.12265	0
2012	$12.12265	$13.52817	0
2013	$13.52817	$17.16977	0
2014	$17.16977	$19.38373	0
2015	$19.38373	$19.62883	0
2016	$19.62883	$18.78145	0
2017	$18.78145	$23.30129	0
2018	$23.30129	$21.48780	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.72825	$10.40758	0
2010	$10.40758	$11.49964	0
2011	$11.49964	$11.32029	0
2012	$11.32029	$12.44385	0
2013	$12.44385	$13.76853	0
2014	$13.76853	$14.58375	0
2015	$14.58375	$14.38190	0
2016	$14.38190	$14.80349	0
2017	$14.80349	$15.81712	0
2018	$15.81712	$14.65179	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.29735	$10.76127	0
2010	$10.76127	$13.41902	0
2011	$13.41902	$13.26924	0
2012	$13.26924	$15.11448	0
2013	$15.11448	$20.10154	0
2014	$20.10154	$20.80050	0
2015	$20.80050	$21.69170	0
2016	$21.69170	$21.71431	0
2017	$21.71431	$27.35521	0
2018	$27.35521	$25.13260	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.98048	$17.73793	0
2010	$17.73793	$20.12553	0
2011	$20.12553	$18.05285	0
2012	$18.05285	$21.41055	0
2013	$21.41055	$26.66225	0
2014	$26.66225	$26.68252	0
2015	$26.68252	$27.12572	0
2016	$27.12572	$26.55911	0
2017	$26.55911	$35.50747	0
2018	$35.50747	$30.15419	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.26611	$14.24240	0
2010	$14.24240	$16.02936	0
2011	$16.02936	$15.82122	0
2012	$15.82122	$17.55352	0
2013	$17.55352	$17.14980	0
2014	$17.14980	$17.23610	0
2015	$17.23610	$16.48053	0
2016	$16.48053	$17.17422	0
2017	$17.17422	$17.85974	0
2018	$17.85974	$16.71786	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.68306	$12.15330	0
2010	$12.15330	$13.80377	0
2011	$13.80377	$13.49395	0
2012	$13.49395	$15.42929	0
2013	$15.42929	$19.88682	0
2014	$19.88682	$21.52925	0
2015	$21.52925	$21.76749	0
2016	$21.76749	$23.75819	0
2017	$23.75819	$27.17627	0
2018	$27.17627	$24.49045	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.16678	$16.33108	0
2010	$16.33108	$19.70687	0
2011	$19.70687	$18.86478	0
2012	$18.86478	$21.76663	0
2013	$21.76663	$30.01552	0
2014	$30.01552	$32.86357	0
2015	$32.86357	$30.26216	0
2016	$30.26216	$34.92128	0
2017	$34.92128	$39.01195	0
2018	$39.01195	$34.22242	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.36007	$6.80105	0
2010	$6.80105	$7.42149	0
2011	$7.42149	$7.85494	0
2012	$7.85494	$8.48579	0
2013	$8.48579	$8.28953	0
2014	$8.28953	$8.69167	0
2015	$8.69167	$8.58304	0
2016	$8.58304	$8.67385	0
2017	$8.67385	$8.87899	0
2018	$8.87899	$8.59245	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.46164	0
2010	$12.46164	$13.76056	0
2011	$13.76056	$13.75343	0
2012	$13.75343	$16.08946	0
2013	$16.08946	$20.89185	0
2014	$20.89185	$23.08029	0
2015	$23.08029	$21.94386	0
2016	$21.94386	$24.45544	0
2017	$24.45544	$28.48642	0
2018	$28.48642	$25.56183	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.24474	$10.15666	0
2010	$10.15666	$11.03794	0
2011	$11.03794	$11.12404	0
2012	$11.12404	$12.27499	0
2013	$12.27499	$14.21498	0
2014	$14.21498	$15.42763	0
2015	$15.42763	$14.95730	0
2016	$14.95730	$15.84290	0
2017	$15.84290	$17.88138	0
2018	$17.88138	$16.98312	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.17593	$13.49163	0
2010	$13.49163	$15.17348	0
2011	$15.17348	$14.81748	0
2012	$14.81748	$16.59234	0
2013	$16.59234	$19.44217	0
2014	$19.44217	$20.86152	0
2015	$20.86152	$20.49217	0
2016	$20.49217	$21.44477	0
2017	$21.44477	$24.25688	0
2018	$24.25688	$22.05906	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.51328	$12.99008	0
2010	$12.99008	$13.05245	0
2011	$13.05245	$12.64902	0
2012	$12.64902	$15.16503	0
2013	$15.16503	$21.06690	0
2014	$21.06690	$26.36893	0
2015	$26.36893	$27.87079	0
2016	$27.87079	$24.22884	0
2017	$24.22884	$27.39686	0
2018	$27.39686	$26.70506	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.79516	$18.73371	0
2010	$18.73371	$18.70720	0
2011	$18.70720	$17.35315	0
2012	$17.35315	$17.87315	0
2013	$17.87315	$19.94795	0
2014	$19.94795	$22.41304	0
2015	$22.41304	$19.79888	0
2016	$19.79888	$19.79967	0
2017	$19.79967	$23.72268	0
2018	$23.72268	$23.15253	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.32878	$10.14945	0
2010	$10.14945	$9.95628	0
2011	$9.95628	$9.76474	0
2012	$9.76474	$9.57576	0
2013	$9.57576	$9.39093	0
2014	$9.39093	$9.20967	0
2015	$9.20967	$9.03190	0
2016	$9.03190	$8.85810	0
2017	$8.85810	$8.70849	0
2018	$8.70849	$8.64009	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05050	0
2017	$10.05050	$12.90284	0
2018	$12.90284	$12.95330	0
Putnam VT High Yield Fund - Class IB
2009	$11.56464	$17.03154	0
2010	$17.03154	$19.04644	0
2011	$19.04644	$19.00556	0
2012	$19.00556	$21.61948	0
2013	$21.61948	$22.86538	0
2014	$22.86538	$22.77124	0
2015	$22.77124	$21.13430	0
2016	$21.13430	$23.94795	0
2017	$23.94795	$25.12543	0
2018	$25.12543	$23.63548	0
Putnam VT Income Fund - Class IB
2009	$8.45503	$12.15940	0
2010	$12.15940	$13.10045	0
2011	$13.10045	$13.48942	0
2012	$13.48942	$14.64816	0
2013	$14.64816	$14.63281	0
2014	$14.63281	$15.27536	0
2015	$15.27536	$14.76051	0
2016	$14.76051	$14.76434	0
2017	$14.76434	$15.28975	0
2018	$15.28975	$15.02289	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.25170	$14.97346	0
2010	$14.97346	$16.15536	0
2011	$16.15536	$13.15952	0
2012	$13.15952	$15.73168	0
2013	$15.73168	$19.75703	0
2014	$19.75703	$18.06058	0
2015	$18.06058	$17.73500	0
2016	$17.73500	$16.96517	0
2017	$16.96517	$21.06059	0
2018	$21.06059	$16.70404	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.41486	$12.07796	0
2010	$12.07796	$13.49241	0
2011	$13.49241	$13.23685	0
2012	$13.23685	$15.16393	0
2013	$15.16393	$20.09287	0
2014	$20.09287	$22.44443	0
2015	$22.44443	$21.52978	0
2016	$21.52978	$23.65779	0
2017	$23.65779	$28.50505	0
2018	$28.50505	$25.81746	0
Putnam VT Research Fund - Class IB
2009	$9.21107	$12.02993	0
2010	$12.02993	$13.72862	0
2011	$13.72862	$13.22759	0
2012	$13.22759	$15.29452	0
2013	$15.29452	$20.00158	0
2014	$20.00158	$22.52825	0
2015	$22.52825	$21.74983	0
2016	$21.74983	$23.47909	0
2017	$23.47909	$28.40218	0
2018	$28.40218	$26.53837	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.42395	$13.50670	0
2010	$13.50670	$15.83522	0
2011	$15.83522	$14.73928	0
2012	$14.73928	$16.87497	0
2013	$16.87497	$22.57775	0
2014	$22.57775	$25.12636	0
2015	$25.12636	$24.56748	0
2016	$24.56748	$25.96874	0
2017	$25.96874	$32.91071	0
2018	$32.91071	$31.77864	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option or Enhanced Beneficiary
Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option
(age 0-70)
Mortality & Expense = 1.80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.61282	$8.78000	0
2010	$8.78000	$10.06204	0
2011	$10.06204	$9.58762	0
2012	$9.58762	$10.91307	0
2013	$10.91307	$14.00674	0
2014	$14.00674	$15.32796	0
2015	$15.32796	$15.08533	0
2016	$15.08533	$15.92894	0
2017	$15.92894	$18.98467	0
2018	$18.98467	$17.37092	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.13017	$9.87724	0
2010	$9.87724	$10.89533	0
2011	$10.89533	$10.63335	0
2012	$10.63335	$11.62837	0
2013	$11.62837	$12.90099	0
2014	$12.90099	$13.17674	0
2015	$13.17674	$12.84602	0
2016	$12.84602	$13.24964	0
2017	$13.24964	$14.64964	0
2018	$14.64964	$13.74594	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.42596	$9.35599	0
2010	$9.35599	$10.48389	0
2011	$10.48389	$10.14812	0
2012	$10.14812	$11.24570	0
2013	$11.24570	$12.74525	0
2014	$12.74525	$13.06566	0
2015	$13.06566	$12.74687	0
2016	$12.74687	$13.21889	0
2017	$13.21889	$15.06447	0
2018	$15.06447	$13.86698	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.90734	$8.88065	0
2010	$8.88065	$10.08718	0
2011	$10.08718	$9.60711	0
2012	$9.60711	$10.84495	0
2013	$10.84495	$12.90478	0
2014	$12.90478	$13.24791	0
2015	$13.24791	$12.91549	0
2016	$12.91549	$13.46606	0
2017	$13.46606	$15.93138	0
2018	$15.93138	$14.35633	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.37837	$10.53742	0
2010	$10.53742	$11.07704	0
2011	$11.07704	$11.00796	0
2012	$11.00796	$11.46349	0
2013	$11.46349	$11.82062	0
2014	$11.82062	$11.99531	0
2015	$11.99531	$11.68961	0
2016	$11.68961	$11.93561	0
2017	$11.93561	$12.67744	0
2018	$12.67744	$12.14234	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.89891	0
2016	$17.89891	$17.55479	0
2017	$17.55479	$23.08889	0
2018	$23.08889	$25.39201	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.85260	$8.48266	0
2010	$8.48266	$9.53857	0
2011	$9.53857	$9.51594	0
2012	$9.51594	$10.78400	0
2013	$10.78400	$13.94213	0
2014	$13.94213	$15.48052	0
2015	$15.48052	$15.33671	0
2016	$15.33671	$16.77340	0
2017	$16.77340	$19.96145	0
2018	$19.96145	$18.63826	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.59088	$9.02764	0
2010	$9.02764	$11.37624	0
2011	$11.37624	$9.94012	0
2012	$9.94012	$11.16053	0
2013	$11.16053	$14.86218	0
2014	$14.86218	$15.44502	0
2015	$15.44502	$14.89109	0
2016	$14.89109	$16.33584	0
2017	$16.33584	$19.30140	0
2018	$19.30140	$16.12225	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.08686	$12.51140	7,668
2010	$12.51140	$14.30790	7,484
2011	$14.30790	$14.36117	7,426
2012	$14.36117	$15.79627	7,375
2013	$15.79627	$20.06554	2,147
2014	$20.06554	$21.46295	1,416
2015	$21.46295	$20.84455	707
2016	$20.84455	$22.80544	704
2017	$22.80544	$25.89881	706
2018	$25.89881	$24.22044	705

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.06972	$12.05351	1,519
2010	$12.05351	$13.31093	0
2011	$13.31093	$13.35769	0
2012	$13.35769	$14.74765	0
2013	$14.74765	$16.46935	0
2014	$16.46935	$16.88668	0
2015	$16.88668	$15.38303	0
2016	$15.38303	$17.19224	0
2017	$17.19224	$18.48241	0
2018	$18.48241	$17.33459	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.56244	$9.61567	2,840
2010	$9.61567	$10.51665	1,663
2011	$10.51665	$10.15255	1,625
2012	$10.15255	$11.18104	1,670
2013	$11.18104	$14.09663	0
2014	$14.09663	$15.53773	0
2015	$15.53773	$16.08495	0
2016	$16.08495	$15.48314	0
2017	$15.48314	$19.44294	0
2018	$19.44294	$18.77591	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.44574	$10.20772	0
2010	$10.20772	$11.20114	0
2011	$11.20114	$10.65372	0
2012	$10.65372	$11.83598	0
2013	$11.83598	$14.80413	0
2014	$14.80413	$15.33780	0
2015	$15.33780	$14.48382	0
2016	$14.48382	$15.92491	0
2017	$15.92491	$16.95214	0
2018	$16.95214	$14.75059	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.97968	$13.56433	2,195
2010	$13.56433	$14.78288	2,177
2011	$14.78288	$14.33829	2,102
2012	$14.33829	$16.05391	2,084
2013	$16.05391	$20.18139	600
2014	$20.18139	$21.18852	597
2015	$21.18852	$19.74162	594
2016	$19.74162	$22.45709	592
2017	$22.45709	$23.85055	594
2018	$23.85055	$21.25602	593
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.52593	$17.12185	1,421
2010	$17.12185	$21.51757	1,326
2011	$21.51757	$20.29713	1,102
2012	$20.29713	$23.55013	1,055
2013	$23.55013	$31.44618	316
2014	$31.44618	$30.99628	288
2015	$30.99628	$28.13521	261
2016	$28.13521	$35.90190	232
2017	$35.90190	$38.94048	208
2018	$38.94048	$33.25019	184

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.38948	$16.02709	1,653
2010	$16.02709	$20.04774	1,609
2011	$20.04774	$18.70028	1,599
2012	$18.70028	$20.31595	1,590
2013	$20.31595	$27.50932	0
2014	$27.50932	$28.97646	0
2015	$28.97646	$27.64506	0
2016	$27.64506	$28.22631	0
2017	$28.22631	$33.58903	0
2018	$33.58903	$31.15151	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.52712	$11.64741	0
2010	$11.64741	$12.01879	0
2011	$12.01879	$12.44946	0
2012	$12.44946	$12.43132	0
2013	$12.43132	$11.91118	0
2014	$11.91118	$12.06922	0
2015	$12.06922	$11.88517	0
2016	$11.88517	$11.72662	0
2017	$11.72662	$11.64863	0
2018	$11.64863	$11.45509	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.87440	$31.92780	563
2010	$31.92780	$36.79640	546
2011	$36.79640	$30.34651	516
2012	$30.34651	$33.65575	546
2013	$33.65575	$32.68180	388
2014	$32.68180	$29.34334	430
2015	$29.34334	$23.12123	541
2016	$23.12123	$26.61529	474
2017	$26.61529	$36.63176	401
2018	$36.63176	$30.23090	412
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.39272	$17.98853	2,440
2010	$17.98853	$19.11302	2,509
2011	$19.11302	$16.74098	2,575
2012	$16.74098	$19.39860	2,599
2013	$19.39860	$23.38013	1,552
2014	$23.38013	$20.36386	1,595
2015	$20.36386	$18.66263	672
2016	$18.66263	$19.60477	685
2017	$19.60477	$22.42506	638
2018	$22.42506	$18.58428	631
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.19123	$19.99704	0
2010	$19.99704	$22.43111	0
2011	$22.43111	$21.79435	0
2012	$21.79435	$24.57770	0
2013	$24.57770	$24.48105	0
2014	$24.48105	$24.43370	0
2015	$24.43370	$22.91649	0
2016	$22.91649	$23.12176	0
2017	$23.12176	$23.10091	0
2018	$23.10091	$23.07949	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.41326	$12.03527	812
2010	$12.03527	$14.10391	772
2011	$14.10391	$12.94041	828
2012	$12.94041	$14.38141	810
2013	$14.38141	$19.70469	562
2014	$19.70469	$20.89014	378
2015	$20.89014	$21.44697	282
2016	$21.44697	$21.44534	297
2017	$21.44534	$26.70288	0
2018	$26.70288	$25.15271	0
Invesco V.I. American Value Fund - Series I
2009	$8.92992	$12.18375	3,846
2010	$12.18375	$14.59742	3,696
2011	$14.59742	$14.43943	3,621
2012	$14.43943	$16.60055	3,548
2013	$16.60055	$21.84569	453
2014	$21.84569	$23.49870	413
2015	$23.49870	$20.92886	373
2016	$20.92886	$23.69186	333
2017	$23.69186	$25.53713	297
2018	$25.53713	$21.86262	264
Invesco V.I. American Value Fund - Series II
2009	$8.87798	$12.10878	0
2010	$12.10878	$14.50052	0
2011	$14.50052	$14.32999	0
2012	$14.32999	$16.44232	0
2013	$16.44232	$21.58360	0
2014	$21.58360	$23.15907	0
2015	$23.15907	$20.57372	0
2016	$20.57372	$23.23426	0
2017	$23.23426	$24.97985	0
2018	$24.97985	$21.33205	0
Invesco V.I. Comstock Fund - Series II
2009	$7.90745	$9.95170	3,454
2010	$9.95170	$11.28475	3,384
2011	$11.28475	$10.82746	3,353
2012	$10.82746	$12.61971	3,309
2013	$12.61971	$16.77851	0
2014	$16.77851	$17.94117	0
2015	$17.94117	$16.49480	0
2016	$16.49480	$18.91387	0
2017	$18.91387	$21.79837	0
2018	$21.79837	$18.72191	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.74967	$11.70459	9,022
2010	$11.70459	$12.85200	9,022
2011	$12.85200	$12.43304	9,022
2012	$12.43304	$13.69455	9,022
2013	$13.69455	$16.76233	9,022
2014	$16.76233	$17.86910	7,995
2015	$17.86910	$17.06071	7,382
2016	$17.06071	$19.20300	5,624
2017	$19.20300	$20.85237	5,624
2018	$20.85237	$18.44884	5,624

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.15918	$14.79035	3,138
2010	$14.79035	$16.26357	3,146
2011	$16.26357	$15.58004	2,466
2012	$15.58004	$17.46013	2,443
2013	$17.46013	$22.89147	0
2014	$22.89147	$24.67175	0
2015	$24.67175	$23.37963	0
2016	$23.37963	$27.36817	0
2017	$27.36817	$30.59263	0
2018	$30.59263	$25.90784	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.46518	$11.44133	1,061
2010	$11.44133	$14.27232	964
2011	$14.27232	$12.67937	769
2012	$12.67937	$13.87127	757
2013	$13.87127	$18.57175	296
2014	$18.57175	$19.60220	270
2015	$19.60220	$19.41224	244
2016	$19.41224	$19.13587	217
2017	$19.13587	$22.91080	194
2018	$22.91080	$21.13525	172
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.26453	$12.19570	808
2010	$12.19570	$13.42503	812
2011	$13.42503	$13.73525	780
2012	$13.73525	$15.14845	769
2013	$15.14845	$16.06040	685
2014	$16.06040	$16.42502	485
2015	$16.42502	$15.85169	385
2016	$15.85169	$17.42242	366
2017	$17.42242	$18.65105	0
2018	$18.65105	$17.54485	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.38823	$11.59141	2,015
2010	$11.59141	$13.52253	806
2011	$13.52253	$12.65891	847
2012	$12.65891	$13.71920	849
2013	$13.71920	$18.25457	606
2014	$18.25457	$19.16899	412
2015	$19.16899	$18.14053	334
2016	$18.14053	$20.58004	310
2017	$20.58004	$22.70993	0
2018	$22.70993	$20.44205	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.99763	$9.31975	0
2010	$9.31975	$10.72496	0
2011	$10.72496	$9.87275	0
2012	$9.87275	$10.84541	0
2013	$10.84541	$14.44557	0
2014	$14.44557	$15.24156	0
2015	$15.24156	$14.51053	0
2016	$14.51053	$16.65661	0
2017	$16.65661	$18.51208	0
2018	$18.51208	$16.66555	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.68529	$12.38971	0
2010	$12.38971	$14.92717	0
2011	$14.92717	$13.16057	0
2012	$13.16057	$14.71692	0
2013	$14.71692	$19.77245	0
2014	$19.77245	$20.55513	0
2015	$20.55513	$20.69461	0
2016	$20.69461	$20.53408	0
2017	$20.53408	$24.73954	0
2018	$24.73954	$23.54609	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.59883	$9.42976	1,358
2010	$9.42976	$11.59268	1,267
2011	$11.59268	$10.90655	1,009
2012	$10.90655	$12.24375	1,017
2013	$12.24375	$15.63862	0
2014	$15.63862	$17.09434	0
2015	$17.09434	$16.11962	0
2016	$16.11962	$18.39004	0
2017	$18.39004	$19.25774	0
2018	$19.25774	$16.03567	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.48553	$19.74792	1,457
2010	$19.74792	$21.24057	1,184
2011	$21.24057	$22.25224	1,148
2012	$22.25224	$25.70693	1,115
2013	$25.70693	$22.98907	1,137
2014	$22.98907	$23.18281	999
2015	$23.18281	$22.45436	271
2016	$22.45436	$24.33748	262
2017	$24.33748	$26.14289	0
2018	$26.14289	$23.81712	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.82480	$13.74599	2,034
2010	$13.74599	$15.36509	2,023
2011	$15.36509	$16.42286	1,382
2012	$16.42286	$18.60469	1,374
2013	$18.60469	$21.81975	1,367
2014	$21.81975	$22.35015	1,360
2015	$22.35015	$23.26399	0
2016	$23.26399	$24.03820	0
2017	$24.03820	$29.63057	0
2018	$29.63057	$28.52654	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.39042	$11.99186	3,621
2010	$11.99186	$14.44050	3,438
2011	$14.44050	$13.75763	3,468
2012	$13.75763	$15.42169	3,418
2013	$15.42169	$22.38126	1,114
2014	$22.38126	$23.33118	137
2015	$23.33118	$25.66570	134
2016	$25.66570	$24.74479	132
2017	$24.74479	$34.72147	130
2018	$34.72147	$36.59522	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.29986	$11.81555	0
2010	$11.81555	$14.19914	0
2011	$14.19914	$13.49400	0
2012	$13.49400	$15.08336	0
2013	$15.08336	$21.83858	0
2014	$21.83858	$22.70727	0
2015	$22.70727	$24.91899	0
2016	$24.91899	$23.95499	0
2017	$23.95499	$33.53660	0
2018	$33.53660	$35.26697	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.14167	$9.47265	0
2010	$9.47265	$12.28040	0
2011	$12.28040	$11.17283	0
2012	$11.17283	$11.87950	0
2013	$11.87950	$16.00758	0
2014	$16.00758	$15.97781	0
2015	$15.97781	$14.72177	0
2016	$14.72177	$13.15367	0
2017	$13.15367	$17.87040	0
2018	$17.87040	$19.35801	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.67144	$18.47641	2,390
2010	$18.47641	$23.45634	2,198
2011	$23.45634	$24.29230	2,020
2012	$24.29230	$27.52700	1,818
2013	$27.52700	$27.45185	1,058
2014	$27.45185	$34.82344	836
2015	$34.82344	$34.78661	722
2016	$34.78661	$36.32905	696
2017	$36.32905	$36.63234	523
2018	$36.63234	$33.04120	480
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.26097	$11.67144	3,655
2010	$11.67144	$12.48528	3,709
2011	$12.48528	$12.06919	2,753
2012	$12.06919	$13.46163	2,781
2013	$13.46163	$17.07661	2,092
2014	$17.07661	$19.26872	811
2015	$19.26872	$19.50242	0
2016	$19.50242	$18.65102	0
2017	$18.65102	$23.12787	0
2018	$23.12787	$21.31711	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.69821	$10.36646	0
2010	$10.36646	$11.44838	0
2011	$11.44838	$11.26410	0
2012	$11.26410	$12.37575	0
2013	$12.37575	$13.68619	0
2014	$13.68619	$14.48915	0
2015	$14.48915	$14.28134	0
2016	$14.28134	$14.69251	0
2017	$14.69251	$15.69065	0
2018	$15.69065	$14.52729	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.26879	$10.71877	2,467
2010	$10.71877	$13.35920	2,401
2011	$13.35920	$13.20337	2,387
2012	$13.20337	$15.03177	2,373
2013	$15.03177	$19.98136	0
2014	$19.98136	$20.66559	0
2015	$20.66559	$21.54002	0
2016	$21.54002	$21.55150	0
2017	$21.55150	$27.13646	0
2018	$27.13646	$24.91904	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.93583	$17.66791	6,011
2010	$17.66791	$20.03586	5,822
2011	$20.03586	$17.96327	5,668
2012	$17.96327	$21.29345	5,549
2013	$21.29345	$26.50291	224
2014	$26.50291	$26.50955	204
2015	$26.50955	$26.93614	185
2016	$26.93614	$26.36009	165
2017	$26.36009	$35.22370	147
2018	$35.22370	$29.89809	131
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.22394	$14.18619	4,597
2010	$14.18619	$15.95796	4,482
2011	$15.95796	$15.74273	3,989
2012	$15.74273	$17.45751	5,047
2013	$17.45751	$17.04730	2,675
2014	$17.04730	$17.12434	698
2015	$17.12434	$16.36533	561
2016	$16.36533	$17.04551	561
2017	$17.04551	$17.71699	0
2018	$17.71699	$16.57587	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.64977	$12.10533	16,156
2010	$12.10533	$13.74228	15,099
2011	$13.74228	$13.42701	14,895
2012	$13.42701	$15.34489	14,722
2013	$15.34489	$19.76798	3,278
2014	$19.76798	$21.38969	3,123
2015	$21.38969	$21.61536	2,295
2016	$21.61536	$23.58016	2,203
2017	$23.58016	$26.95910	2,050
2018	$26.95910	$24.28248	1,907
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.12492	$16.26658	2,991
2010	$16.26658	$19.61905	2,905
2011	$19.61905	$18.77115	2,688
2012	$18.77115	$21.64753	2,598
2013	$21.64753	$29.83609	1,516
2014	$29.83609	$32.65047	1,392
2015	$32.65047	$30.05059	1,284
2016	$30.05059	$34.65951	1,232
2017	$34.65951	$38.70008	916
2018	$38.70008	$33.93168	794

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.34630	$6.78287	0
2010	$6.78287	$7.39786	0
2011	$7.39786	$7.82595	0
2012	$7.82595	$8.45016	0
2013	$8.45016	$8.25052	0
2014	$8.25052	$8.64636	0
2015	$8.64636	$8.53394	0
2016	$8.53394	$8.61985	0
2017	$8.61985	$8.81929	0
2018	$8.81929	$8.53036	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.41246	1,470
2010	$12.41246	$13.69927	1,420
2011	$13.69927	$13.68521	1,337
2012	$13.68521	$16.00148	1,254
2013	$16.00148	$20.76702	762
2014	$20.76702	$22.93068	375
2015	$22.93068	$21.79049	339
2016	$21.79049	$24.27217	302
2017	$24.27217	$28.25874	270
2018	$28.25874	$25.34472	240
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.21636	$10.11655	2,977
2010	$10.11655	$10.98875	2,195
2011	$10.98875	$11.06883	2,181
2012	$11.06883	$12.20784	1,902
2013	$12.20784	$14.13002	0
2014	$14.13002	$15.32760	0
2015	$15.32760	$14.85274	0
2016	$14.85274	$15.72416	0
2017	$15.72416	$17.73844	0
2018	$17.73844	$16.83887	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.14094	$13.43840	1,261
2010	$13.43840	$15.10590	0
2011	$15.10590	$14.74400	0
2012	$14.74400	$16.50162	0
2013	$16.50162	$19.32603	0
2014	$19.32603	$20.72632	0
2015	$20.72632	$20.34899	0
2016	$20.34899	$21.28413	0
2017	$21.28413	$24.06308	0
2018	$24.06308	$21.87177	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.47712	$12.93880	1,196
2010	$12.93880	$12.99430	1,194
2011	$12.99430	$12.58626	1,190
2012	$12.58626	$15.08208	1,159
2013	$15.08208	$20.94099	0
2014	$20.94099	$26.19799	0
2015	$26.19799	$27.67599	0
2016	$27.67599	$24.04725	0
2017	$24.04725	$27.17786	0
2018	$27.17786	$26.47821	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.73398	$18.65979	80
2010	$18.65979	$18.62389	91
2011	$18.62389	$17.26706	100
2012	$17.26706	$17.77540	0
2013	$17.77540	$19.82874	0
2014	$19.82874	$22.26773	0
2015	$22.26773	$19.66049	0
2016	$19.66049	$19.65129	0
2017	$19.65129	$23.53307	0
2018	$23.53307	$22.95589	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.29326	$10.10939	7,798
2010	$10.10939	$9.91193	8,155
2011	$9.91193	$9.71631	8,071
2012	$9.71631	$9.52338	8,399
2013	$9.52338	$9.33480	8,162
2014	$9.33480	$9.14995	5,093
2015	$9.14995	$8.96876	4,588
2016	$8.96876	$8.79170	4,544
2017	$8.79170	$8.63886	0
2018	$8.63886	$8.56668	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04991	0
2017	$10.04991	$12.89562	0
2018	$12.89562	$12.93949	0
Putnam VT High Yield Fund - Class IB
2009	$11.52488	$16.96434	1,122
2010	$16.96434	$18.96162	1,084
2011	$18.96162	$18.91130	1,083
2012	$18.91130	$21.50126	1,054
2013	$21.50126	$22.72875	886
2014	$22.72875	$22.62363	586
2015	$22.62363	$20.98659	605
2016	$20.98659	$23.76849	565
2017	$23.76849	$24.92461	564
2018	$24.92461	$23.43475	528
Putnam VT Income Fund - Class IB
2009	$8.42595	$12.11142	6,218
2010	$12.11142	$13.04211	6,166
2011	$13.04211	$13.42252	6,741
2012	$13.42252	$14.56807	6,692
2013	$14.56807	$14.54539	3,152
2014	$14.54539	$15.17637	1,514
2015	$15.17637	$14.65738	1,433
2016	$14.65738	$14.65372	1,404
2017	$14.65372	$15.16758	1,195
2018	$15.16758	$14.89534	1,120

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.20957	$14.91435	0
2010	$14.91435	$16.08339	0
2011	$16.08339	$13.09422	0
2012	$13.09422	$15.64562	0
2013	$15.64562	$19.63894	0
2014	$19.63894	$17.94347	0
2015	$17.94347	$17.61100	0
2016	$17.61100	$16.83799	0
2017	$16.83799	$20.89222	0
2018	$20.89222	$16.56213	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.38248	$12.03028	0
2010	$12.03028	$13.43228	0
2011	$13.43228	$13.17117	0
2012	$13.17117	$15.08097	0
2013	$15.08097	$19.97277	0
2014	$19.97277	$22.29890	0
2015	$22.29890	$21.37927	0
2016	$21.37927	$23.48048	0
2017	$23.48048	$28.27721	0
2018	$28.27721	$25.59817	0
Putnam VT Research Fund - Class IB
2009	$9.17938	$11.98244	0
2010	$11.98244	$13.66746	0
2011	$13.66746	$13.16195	0
2012	$13.16195	$15.21085	0
2013	$15.21085	$19.88202	0
2014	$19.88202	$22.38218	0
2015	$22.38218	$21.59778	0
2016	$21.59778	$23.30309	0
2017	$23.30309	$28.17513	0
2018	$28.17513	$26.31293	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.38811	$13.45338	0
2010	$13.45338	$15.76469	0
2011	$15.76469	$14.66616	0
2012	$14.66616	$16.78267	0
2013	$16.78267	$22.44282	0
2014	$22.44282	$24.96346	0
2015	$24.96346	$24.39576	0
2016	$24.39576	$25.77411	0
2017	$25.77411	$32.64767	0
2018	$32.64767	$31.50874	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option
(age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
(Annual Increase) Option, added on or after May 1, 2003
Mortality & Expense = 1.85

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.60379	$8.76355	468
2010	$8.76355	$10.03807	467
2011	$10.03807	$9.55991	467
2012	$9.55991	$10.87596	466
2013	$10.87596	$13.95199	465
2014	$13.95199	$15.26026	0
2015	$15.26026	$15.01104	0
2016	$15.01104	$15.84242	0
2017	$15.84242	$18.87208	0
2018	$18.87208	$17.25918	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.11905	$9.85869	0
2010	$9.85869	$10.86932	0
2011	$10.86932	$10.60255	0
2012	$10.60255	$11.58877	0
2013	$11.58877	$12.85050	0
2014	$12.85050	$13.11847	0
2015	$13.11847	$12.78269	0
2016	$12.78269	$13.17761	0
2017	$13.17761	$14.56268	0
2018	$14.56268	$13.65745	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.41583	$9.33845	0
2010	$9.33845	$10.45890	0
2011	$10.45890	$10.11877	0
2012	$10.11877	$11.20744	0
2013	$11.20744	$12.69541	0
2014	$12.69541	$13.00793	0
2015	$13.00793	$12.68406	0
2016	$12.68406	$13.14707	0
2017	$13.14707	$14.97509	0
2018	$14.97509	$13.77776	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.89791	$8.86402	0
2010	$8.86402	$10.06315	0
2011	$10.06315	$9.57935	0
2012	$9.57935	$10.80809	0
2013	$10.80809	$12.85436	0
2014	$12.85436	$13.18942	0
2015	$13.18942	$12.85190	0
2016	$12.85190	$13.39296	0
2017	$13.39296	$15.83695	0
2018	$15.83695	$14.26404	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.36557	$10.51766	552
2010	$10.51766	$11.05063	551
2011	$11.05063	$10.97611	550
2012	$10.97611	$11.42448	549
2013	$11.42448	$11.77438	548
2014	$11.77438	$11.94229	0
2015	$11.94229	$11.63200	0
2016	$11.63200	$11.87075	0
2017	$11.87075	$12.60222	0
2018	$12.60222	$12.06420	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.81080	0
2016	$17.81080	$17.45950	0
2017	$17.45950	$22.95203	0
2018	$22.95203	$25.22876	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.84323	$8.46674	0
2010	$8.46674	$9.51582	0
2011	$9.51582	$9.48842	0
2012	$9.48842	$10.74731	0
2013	$10.74731	$13.88761	0
2014	$13.88761	$15.41213	0
2015	$15.41213	$15.26115	0
2016	$15.26115	$16.68228	0
2017	$16.68228	$19.84304	703
2018	$19.84304	$18.51835	668
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.58187	$9.01071	0
2010	$9.01071	$11.34911	0
2011	$11.34911	$9.91136	0
2012	$9.91136	$11.12256	0
2013	$11.12256	$14.80408	0
2014	$14.80408	$15.37679	0
2015	$15.37679	$14.81774	0
2016	$14.81774	$16.24711	0
2017	$16.24711	$19.18692	0
2018	$19.18692	$16.01854	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.05771	$12.46889	2,387
2010	$12.46889	$14.25202	2,346
2011	$14.25202	$14.29780	2,315
2012	$14.29780	$15.71852	2,001
2013	$15.71852	$19.95661	1,355
2014	$19.95661	$21.33554	472
2015	$21.33554	$20.71025	478
2016	$20.71025	$22.64699	101
2017	$22.64699	$25.70594	105
2018	$25.70594	$24.02792	109

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.04813	$12.01870	7,439
2010	$12.01870	$13.26573	368
2011	$13.26573	$13.30554	3,084
2012	$13.30554	$14.68256	340
2013	$14.68256	$16.38829	286
2014	$16.38829	$16.79499	146
2015	$16.79499	$15.29171	146
2016	$15.29171	$17.08147	0
2017	$17.08147	$18.35410	1,786
2018	$18.35410	$17.20556	1,677
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.54607	$9.58996	1,450
2010	$9.58996	$10.48319	2,459
2011	$10.48319	$10.11509	1,149
2012	$10.11509	$11.13409	962
2013	$11.13409	$14.03029	691
2014	$14.03029	$15.45671	511
2015	$15.45671	$15.99292	352
2016	$15.99292	$15.38672	239
2017	$15.38672	$19.31216	93
2018	$19.31216	$18.64021	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.43420	$10.18858	0
2010	$10.18858	$11.17443	0
2011	$11.17443	$10.62291	0
2012	$10.62291	$11.79572	0
2013	$11.79572	$14.74626	0
2014	$14.74626	$15.27005	0
2015	$15.27005	$14.41249	0
2016	$14.41249	$15.83841	0
2017	$15.83841	$16.85158	0
2018	$16.85158	$14.65568	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.94796	$13.51824	7,035
2010	$13.51824	$14.72515	503
2011	$14.72515	$14.27501	1,351
2012	$14.27501	$15.97491	488
2013	$15.97491	$20.07184	447
2014	$20.07184	$21.06277	402
2015	$21.06277	$19.61444	406
2016	$19.61444	$22.30107	234
2017	$22.30107	$23.67294	232
2018	$23.67294	$21.08707	230
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.48684	$17.06365	744
2010	$17.06365	$21.43350	829
2011	$21.43350	$20.20752	810
2012	$20.20752	$23.43418	791
2013	$23.43418	$31.27540	775
2014	$31.27540	$30.81220	589
2015	$30.81220	$27.95385	397
2016	$27.95385	$35.65234	203
2017	$35.65234	$38.65036	202
2018	$38.65036	$32.98579	200

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.35656	$15.97262	0
2010	$15.97262	$19.96940	0
2011	$19.96940	$18.61773	0
2012	$18.61773	$20.21591	0
2013	$20.21591	$27.35989	0
2014	$27.35989	$28.80436	0
2015	$28.80436	$27.46685	0
2016	$27.46685	$28.03009	0
2017	$28.03009	$33.33878	0
2018	$33.33878	$30.90380	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.49967	$11.61374	953
2010	$11.61374	$11.97795	947
2011	$11.97795	$12.40085	485
2012	$12.40085	$12.37645	5,674
2013	$12.37645	$11.85257	1,103
2014	$11.85257	$12.00369	1,056
2015	$12.00369	$11.81460	1,007
2016	$11.81460	$11.65106	986
2017	$11.65106	$11.56776	0
2018	$11.56776	$11.36982	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.81990	$31.81940	921
2010	$31.81940	$36.65278	730
2011	$36.65278	$30.21267	717
2012	$30.21267	$33.49018	699
2013	$33.49018	$32.50443	457
2014	$32.50443	$29.16920	282
2015	$29.16920	$22.97227	304
2016	$22.97227	$26.43038	0
2017	$26.43038	$36.35901	0
2018	$36.35901	$29.99065	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.35404	$17.92743	6,697
2010	$17.92743	$19.03838	2,483
2011	$19.03838	$16.66710	1,794
2012	$16.66710	$19.30313	1,740
2013	$19.30313	$23.25321	1,069
2014	$23.25321	$20.24297	715
2015	$20.24297	$18.54236	525
2016	$18.54236	$19.46852	249
2017	$19.46852	$22.25803	217
2018	$22.25803	$18.43656	205
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.14159	$19.92914	0
2010	$19.92914	$22.34353	0
2011	$22.34353	$21.69822	0
2012	$21.69822	$24.45678	0
2013	$24.45678	$24.34819	0
2014	$24.34819	$24.28869	0
2015	$24.28869	$22.76886	0
2016	$22.76886	$22.96110	0
2017	$22.96110	$22.92887	0
2018	$22.92887	$22.89605	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.39183	$11.99435	1,119
2010	$11.99435	$14.04880	1,166
2011	$14.04880	$12.88327	1,227
2012	$12.88327	$14.31059	1,208
2013	$14.31059	$19.59766	1,024
2014	$19.59766	$20.76607	1,005
2015	$20.76607	$21.30872	543
2016	$21.30872	$21.29625	513
2017	$21.29625	$26.50393	259
2018	$26.50393	$24.95270	258
Invesco V.I. American Value Fund - Series I
2009	$8.90866	$12.14853	667
2010	$12.14853	$14.54783	766
2011	$14.54783	$14.38303	709
2012	$14.38303	$16.52726	634
2013	$16.52726	$21.73816	579
2014	$21.73816	$23.37111	546
2015	$23.37111	$20.80460	242
2016	$20.80460	$23.53921	218
2017	$23.53921	$25.35985	198
2018	$25.35985	$21.69987	162
Invesco V.I. American Value Fund - Series II
2009	$8.85686	$12.07379	0
2010	$12.07379	$14.45126	0
2011	$14.45126	$14.27404	0
2012	$14.27404	$16.36975	0
2013	$16.36975	$21.47738	0
2014	$21.47738	$23.03333	0
2015	$23.03333	$20.45158	0
2016	$20.45158	$23.08458	0
2017	$23.08458	$24.80645	0
2018	$24.80645	$21.17327	0
Invesco V.I. Comstock Fund - Series II
2009	$7.88862	$9.92294	1,139
2010	$9.92294	$11.24640	597
2011	$11.24640	$10.78516	539
2012	$10.78516	$12.56399	426
2013	$12.56399	$16.69591	290
2014	$16.69591	$17.84373	221
2015	$17.84373	$16.39684	172
2016	$16.39684	$18.79198	98
2017	$18.79198	$21.64702	41
2018	$21.64702	$18.58253	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.72645	$11.67076	7,829
2010	$11.67076	$12.80834	7,410
2011	$12.80834	$12.38449	7,129
2012	$12.38449	$13.63410	6,876
2013	$13.63410	$16.67983	6,637
2014	$16.67983	$17.77209	6,375
2015	$17.77209	$16.95942	6,105
2016	$16.95942	$19.07928	5,843
2017	$19.07928	$20.70762	5,586
2018	$20.70762	$18.31153	3,245

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.12405	$14.74009	3,009
2010	$14.74009	$16.20005	2,269
2011	$16.20005	$15.51129	2,020
2012	$15.51129	$17.37419	1,765
2013	$17.37419	$22.76718	1,501
2014	$22.76718	$24.52527	1,289
2015	$24.52527	$23.22896	1,149
2016	$23.22896	$27.17794	851
2017	$27.17794	$30.36475	682
2018	$30.36475	$25.70187	567
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.44741	$11.40828	109
2010	$11.40828	$14.22383	108
2011	$14.22383	$12.62986	107
2012	$12.62986	$13.81003	0
2013	$13.81003	$18.48033	0
2014	$18.48033	$19.49576	0
2015	$19.49576	$19.29699	0
2016	$19.29699	$19.01258	0
2017	$19.01258	$22.75175	0
2018	$22.75175	$20.97792	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.24447	$12.16309	1,441
2010	$12.16309	$13.38231	3,024
2011	$13.38231	$13.68457	3,012
2012	$13.68457	$15.08485	1,178
2013	$15.08485	$15.98481	1,139
2014	$15.98481	$16.33938	1,101
2015	$16.33938	$15.76099	844
2016	$15.76099	$17.31393	737
2017	$17.31393	$18.52561	419
2018	$18.52561	$17.41805	370
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.36790	$11.56041	902
2010	$11.56041	$13.47950	863
2011	$13.47950	$12.61221	3,836
2012	$12.61221	$13.66160	908
2013	$13.66160	$18.16865	740
2014	$18.16865	$19.06904	728
2015	$19.06904	$18.03673	575
2016	$18.03673	$20.45188	534
2017	$20.45188	$22.55718	305
2018	$22.55718	$20.29430	317
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.98030	$9.29480	0
2010	$9.29480	$10.69079	0
2011	$10.69079	$9.83628	0
2012	$9.83628	$10.79982	0
2013	$10.79982	$14.37752	0
2014	$14.37752	$15.16202	0
2015	$15.16202	$14.42744	0
2016	$14.42744	$16.55281	0
2017	$16.55281	$18.38748	0
2018	$18.38748	$16.54502	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.66649	$12.35659	0
2010	$12.35659	$14.87968	0
2011	$14.87968	$13.11201	0
2012	$13.11201	$14.65512	0
2013	$14.65512	$19.67939	0
2014	$19.67939	$20.44795	0
2015	$20.44795	$20.57620	0
2016	$20.57620	$20.40620	0
2017	$20.40620	$24.57313	0
2018	$24.57313	$23.37589	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.58236	$9.40452	0
2010	$9.40452	$11.55576	0
2011	$11.55576	$10.86628	0
2012	$10.86628	$12.19228	0
2013	$12.19228	$15.56494	0
2014	$15.56494	$17.00514	0
2015	$17.00514	$16.02731	0
2016	$16.02731	$18.27542	0
2017	$18.27542	$19.12811	0
2018	$19.12811	$15.91969	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.44080	$19.68084	550
2010	$19.68084	$21.15762	567
2011	$21.15762	$22.15407	533
2012	$22.15407	$25.58044	1,072
2013	$25.58044	$22.86426	1,177
2014	$22.86426	$23.04519	1,201
2015	$23.04519	$22.30968	1,026
2016	$22.30968	$24.16836	955
2017	$24.16836	$25.94818	292
2018	$25.94818	$23.62779	301
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.79724	$13.70399	0
2010	$13.70399	$15.31034	0
2011	$15.31034	$16.35600	0
2012	$16.35600	$18.51947	0
2013	$18.51947	$21.70877	0
2014	$21.70877	$22.22512	0
2015	$22.22512	$23.12204	0
2016	$23.12204	$23.87938	0
2017	$23.87938	$29.42001	0
2018	$29.42001	$28.30952	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.37282	$11.95719	109
2010	$11.95719	$14.39143	107
2011	$14.39143	$13.70390	106
2012	$13.70390	$15.35361	0
2013	$15.35361	$22.27110	0
2014	$22.27110	$23.20450	0
2015	$23.20450	$25.51332	0
2016	$25.51332	$24.58537	0
2017	$24.58537	$34.48046	0
2018	$34.48046	$36.32286	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.28247	$11.78139	326
2010	$11.78139	$14.15088	308
2011	$14.15088	$13.44127	307
2012	$13.44127	$15.01675	308
2013	$15.01675	$21.73104	275
2014	$21.73104	$22.58393	277
2015	$22.58393	$24.77100	248
2016	$24.77100	$23.80061	0
2017	$23.80061	$33.30375	0
2018	$33.30375	$35.00442	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.13326	$9.45486	0
2010	$9.45486	$12.25109	0
2011	$12.25109	$11.14049	0
2012	$11.14049	$11.83907	0
2013	$11.83907	$15.94497	0
2014	$15.94497	$15.90721	0
2015	$15.90721	$14.64924	0
2016	$14.64924	$13.08221	0
2017	$13.08221	$17.76441	0
2018	$17.76441	$19.23347	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.62902	$18.41357	1,073
2010	$18.41357	$23.36466	998
2011	$23.36466	$24.18505	971
2012	$24.18505	$27.39145	949
2013	$27.39145	$27.30274	959
2014	$27.30274	$34.61666	604
2015	$34.61666	$34.56241	503
2016	$34.56241	$36.07657	504
2017	$36.07657	$36.35949	389
2018	$36.35949	$32.77853	395
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.23710	$11.63178	961
2010	$11.63178	$12.43651	749
2011	$12.43651	$12.01593	690
2012	$12.01593	$13.39537	607
2013	$13.39537	$16.98390	497
2014	$16.98390	$19.15434	401
2015	$19.15434	$19.37676	334
2016	$19.37676	$18.52141	99
2017	$18.52141	$22.95562	39
2018	$22.95562	$21.14767	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.67307	$10.33123	621
2010	$10.33123	$11.40364	267
2011	$11.40364	$11.21438	264
2012	$11.21438	$12.31483	19
2013	$12.31483	$13.61188	18
2014	$13.61188	$14.40312	18
2015	$14.40312	$14.18930	18
2016	$14.18930	$14.59038	18
2017	$14.59038	$15.57376	17
2018	$15.57376	$14.41180	17

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.24488	$10.68232	334
2010	$10.68232	$13.30700	0
2011	$13.30700	$13.14508	0
2012	$13.14508	$14.95776	0
2013	$14.95776	$19.87284	0
2014	$19.87284	$20.54287	0
2015	$20.54287	$21.40117	0
2016	$21.40117	$21.40170	0
2017	$21.40170	$26.93431	0
2018	$26.93431	$24.72092	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.89845	$17.60788	1,279
2010	$17.60788	$19.95761	1,228
2011	$19.95761	$17.88399	1,195
2012	$17.88399	$21.18862	1,071
2013	$21.18862	$26.35902	297
2014	$26.35902	$26.35216	279
2015	$26.35216	$26.76255	248
2016	$26.76255	$26.17688	181
2017	$26.17688	$34.96135	146
2018	$34.96135	$29.66041	121
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.18862	$14.13799	6,324
2010	$14.13799	$15.89564	5,677
2011	$15.89564	$15.67326	6,493
2012	$15.67326	$17.37160	8,415
2013	$17.37160	$16.95476	5,624
2014	$16.95476	$17.02269	4,215
2015	$17.02269	$16.25987	3,297
2016	$16.25987	$16.92705	2,922
2017	$16.92705	$17.58502	2,226
2018	$17.58502	$16.44410	1,998
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.62189	$12.06419	4,100
2010	$12.06419	$13.68860	4,674
2011	$13.68860	$13.36775	3,556
2012	$13.36775	$15.26938	3,252
2013	$15.26938	$19.66065	2,032
2014	$19.66065	$21.26271	1,118
2015	$21.26271	$21.47608	793
2016	$21.47608	$23.41631	235
2017	$23.41631	$26.75831	101
2018	$26.75831	$24.08944	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.08988	$16.21130	1,560
2010	$16.21130	$19.54242	1,462
2011	$19.54242	$18.68832	1,434
2012	$18.68832	$21.54098	1,353
2013	$21.54098	$29.67411	1,157
2014	$29.67411	$32.45665	834
2015	$32.45665	$29.85696	612
2016	$29.85696	$34.41870	519
2017	$34.41870	$38.41188	358
2018	$38.41188	$33.66199	349

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.33254	$6.76472	0
2010	$6.76472	$7.37432	9,688
2011	$7.37432	$7.79708	0
2012	$7.79708	$8.41468	15,300
2013	$8.41468	$8.21169	3,191
2014	$8.21169	$8.60129	2,954
2015	$8.60129	$8.48511	2,805
2016	$8.48511	$8.56617	2,685
2017	$8.56617	$8.75997	0
2018	$8.75997	$8.46871	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.37025	1,810
2010	$12.37025	$13.64573	2,768
2011	$13.64573	$13.62478	4,375
2012	$13.62478	$15.92267	1,442
2013	$15.92267	$20.65421	1,233
2014	$20.65421	$22.79449	1,075
2015	$22.79449	$21.65001	680
2016	$21.65001	$24.10344	493
2017	$24.10344	$28.04819	1,141
2018	$28.04819	$25.14319	919
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.19262	$10.08217	1,913
2010	$10.08217	$10.94581	1,132
2011	$10.94581	$11.01997	1,123
2012	$11.01997	$12.14774	1,061
2013	$12.14774	$14.05328	1,054
2014	$14.05328	$15.23657	1,046
2015	$15.23657	$14.75700	1,037
2016	$14.75700	$15.61485	1,029
2017	$15.61485	$17.60628	1,021
2018	$17.60628	$16.70498	1,013
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.11164	$13.39274	305
2010	$13.39274	$15.04690	304
2011	$15.04690	$14.67893	304
2012	$14.67893	$16.42040	303
2013	$16.42040	$19.22110	629
2014	$19.22110	$20.60326	0
2015	$20.60326	$20.21786	0
2016	$20.21786	$21.13620	0
2017	$21.13620	$23.88383	0
2018	$23.88383	$21.69789	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.44683	$12.89481	438
2010	$12.89481	$12.94351	328
2011	$12.94351	$12.53068	315
2012	$12.53068	$15.00781	301
2013	$15.00781	$20.82725	290
2014	$20.82725	$26.04241	148
2015	$26.04241	$27.49760	148
2016	$27.49760	$23.88009	0
2017	$23.88009	$26.97538	0
2018	$26.97538	$26.26767	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.68275	$18.59638	307
2010	$18.59638	$18.55114	307
2011	$18.55114	$17.19085	307
2012	$17.19085	$17.68790	307
2013	$17.68790	$19.72106	306
2014	$19.72106	$22.13552	16
2015	$22.13552	$19.53378	16
2016	$19.53378	$19.51471	15
2017	$19.51471	$23.35778	15
2018	$23.35778	$22.77341	15
Putnam VT Government Money Market Fund - Class IB
2009	$10.26351	$10.07503	20,459
2010	$10.07503	$9.87320	23,235
2011	$9.87320	$9.67342	20,149
2012	$9.67342	$9.47650	20,162
2013	$9.47650	$9.28411	20,004
2014	$9.28411	$9.09562	19,610
2015	$9.09562	$8.91096	18,368
2016	$8.91096	$8.73060	18,041
2017	$8.73060	$8.57451	16,663
2018	$8.57451	$8.49858	16,100
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04932	690
2017	$10.04932	$12.88839	619
2018	$12.88839	$12.92573	517
Putnam VT High Yield Fund - Class IB
2009	$11.49158	$16.90671	1,020
2010	$16.90671	$18.88758	1,281
2011	$18.88758	$18.82786	803
2012	$18.82786	$21.39546	759
2013	$21.39546	$22.60539	741
2014	$22.60539	$22.48935	596
2015	$22.48935	$20.85139	521
2016	$20.85139	$23.60335	466
2017	$23.60335	$24.73900	443
2018	$24.73900	$23.24849	419
Putnam VT Income Fund - Class IB
2009	$8.40159	$12.07024	7,619
2010	$12.07024	$12.99113	9,696
2011	$12.99113	$13.36325	9,413
2012	$13.36325	$14.49632	3,867
2013	$14.49632	$14.46637	3,756
2014	$14.46637	$15.08622	3,198
2015	$15.08622	$14.56287	1,447
2016	$14.56287	$14.55183	1,090
2017	$14.55183	$15.05453	823
2018	$15.05453	$14.77686	639

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.17427	$14.86365	483
2010	$14.86365	$16.02054	450
2011	$16.02054	$13.03640	431
2012	$13.03640	$15.56858	413
2013	$15.56858	$19.53227	398
2014	$19.53227	$17.83690	203
2015	$17.83690	$17.49748	203
2016	$17.49748	$16.72094	0
2017	$16.72094	$20.73657	0
2018	$20.73657	$16.43042	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.35536	$11.98939	0
2010	$11.98939	$13.37981	0
2011	$13.37981	$13.11302	0
2012	$13.11302	$15.00672	0
2013	$15.00672	$19.86430	0
2014	$19.86430	$22.16647	0
2015	$22.16647	$21.24146	0
2016	$21.24146	$23.31726	0
2017	$23.31726	$28.06654	0
2018	$28.06654	$25.39463	0
Putnam VT Research Fund - Class IB
2009	$9.15283	$11.94168	0
2010	$11.94168	$13.61403	0
2011	$13.61403	$13.10382	0
2012	$13.10382	$15.13594	0
2013	$15.13594	$19.77403	0
2014	$19.77403	$22.24925	0
2015	$22.24925	$21.45855	0
2016	$21.45855	$23.14111	0
2017	$23.14111	$27.96522	0
2018	$27.96522	$26.10371	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.35810	$13.40768	629
2010	$13.40768	$15.70313	290
2011	$15.70313	$14.60146	279
2012	$14.60146	$16.70009	252
2013	$16.70009	$22.32101	242
2014	$22.32101	$24.81531	124
2015	$24.81531	$24.23859	124
2016	$24.23859	$25.59505	0
2017	$25.59505	$32.40457	0
2018	$32.40457	$31.25833	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May 1, 2003
Mortality & Expense = 1.90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.59476	$8.74710	9,581
2010	$8.74710	$10.01412	9,287
2011	$10.01412	$9.53225	8,468
2012	$9.53225	$10.83894	8,471
2013	$10.83894	$13.89742	8,365
2014	$13.89742	$15.19282	7,513
2015	$15.19282	$14.93707	5,685
2016	$14.93707	$15.75634	3,968
2017	$15.75634	$18.76010	3,615
2018	$18.76010	$17.14811	3,170
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.10796	$9.84021	0
2010	$9.84021	$10.84342	0
2011	$10.84342	$10.57192	0
2012	$10.57192	$11.54938	0
2013	$11.54938	$12.80029	0
2014	$12.80029	$13.06054	0
2015	$13.06054	$12.71974	0
2016	$12.71974	$13.10605	0
2017	$13.10605	$14.47632	0
2018	$14.47632	$13.56960	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.40568	$9.32090	6,682
2010	$9.32090	$10.43393	6,058
2011	$10.43393	$10.08946	4,267
2012	$10.08946	$11.16926	3,777
2013	$11.16926	$12.64571	3,342
2014	$12.64571	$12.95039	2,944
2015	$12.95039	$12.62151	2,558
2016	$12.62151	$13.07558	2,113
2017	$13.07558	$14.88617	1,694
2018	$14.88617	$13.68902	1,296
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.88847	$8.84736	457
2010	$8.84736	$10.03912	0
2011	$10.03912	$9.55161	0
2012	$9.55161	$10.77128	0
2013	$10.77128	$12.80404	0
2014	$12.80404	$13.13108	0
2015	$13.13108	$12.78853	0
2016	$12.78853	$13.32014	0
2017	$13.32014	$15.74293	0
2018	$15.74293	$14.17219	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.35278	$10.49794	4,849
2010	$10.49794	$11.02429	4,844
2011	$11.02429	$10.94438	4,839
2012	$10.94438	$11.38563	4,834
2013	$11.38563	$11.72834	4,830
2014	$11.72834	$11.88953	4,825
2015	$11.88953	$11.57471	2,697
2016	$11.57471	$11.80627	748
2017	$11.80627	$12.52747	435
2018	$12.52747	$11.98659	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.72295	2,938
2016	$17.72295	$17.36454	2,863
2017	$17.36454	$22.81573	688
2018	$22.81573	$25.06626	799
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.83387	$8.45084	2,040
2010	$8.45084	$9.49310	2,973
2011	$9.49310	$9.46095	2,966
2012	$9.46095	$10.71072	1,554
2013	$10.71072	$13.83329	1,454
2014	$13.83329	$15.34401	1,390
2015	$15.34401	$15.18596	1,347
2016	$15.18596	$16.59164	7,723
2017	$16.59164	$19.72530	7,066
2018	$19.72530	$18.39917	3,956
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.57287	$8.99380	4,513
2010	$8.99380	$11.32203	4,214
2011	$11.32203	$9.88268	3,043
2012	$9.88268	$11.08470	2,943
2013	$11.08470	$14.74615	2,883
2014	$14.74615	$15.30879	705
2015	$15.30879	$14.74468	699
2016	$14.74468	$16.15878	689
2017	$16.15878	$19.07302	683
2018	$19.07302	$15.91539	675
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.03419	$12.43338	52,595
2010	$12.43338	$14.20418	47,689
2011	$14.20418	$14.24255	42,365
2012	$14.24255	$15.64977	43,201
2013	$15.64977	$19.85918	21,665
2014	$19.85918	$21.22054	25,023
2015	$21.22054	$20.58811	22,977
2016	$20.58811	$22.50196	20,184
2017	$22.50196	$25.52849	10,786
2018	$25.52849	$23.85000	9,774

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.02658	$11.98396	36,909
2010	$11.98396	$13.22064	34,743
2011	$13.22064	$13.25358	29,042
2012	$13.25358	$14.61774	9,666
2013	$14.61774	$16.30763	5,733
2014	$16.30763	$16.70380	4,794
2015	$16.70380	$15.20091	4,630
2016	$15.20091	$16.97141	2,633
2017	$16.97141	$18.22668	2,667
2018	$18.22668	$17.07747	2,533
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.52970	$9.56427	99,135
2010	$9.56427	$10.44979	100,756
2011	$10.44979	$10.07772	98,853
2012	$10.07772	$11.08728	99,663
2013	$11.08728	$13.96418	93,908
2014	$13.96418	$15.37604	94,281
2015	$15.37604	$15.90133	111,814
2016	$15.90133	$15.29082	122,187
2017	$15.29082	$19.18213	107,221
2018	$19.18213	$18.50535	81,357
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.42267	$10.16946	3,273
2010	$10.16946	$11.14778	3,356
2011	$11.14778	$10.59218	1,857
2012	$10.59218	$11.75559	1,315
2013	$11.75559	$14.68860	1,265
2014	$14.68860	$15.20258	729
2015	$15.20258	$14.34148	727
2016	$14.34148	$15.75236	515
2017	$15.75236	$16.75160	511
2018	$16.75160	$14.56136	502
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.92237	$13.47976	49,948
2010	$13.47976	$14.67574	48,404
2011	$14.67574	$14.21987	39,119
2012	$14.21987	$15.90504	30,013
2013	$15.90504	$19.97387	28,394
2014	$19.97387	$20.94925	26,770
2015	$20.94925	$19.49877	20,996
2016	$19.49877	$22.15827	20,088
2017	$22.15827	$23.50954	16,240
2018	$23.50954	$20.93094	14,966
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.45527	$17.01503	33,661
2010	$17.01503	$21.36153	33,028
2011	$21.36153	$20.12941	31,858
2012	$20.12941	$23.33166	30,146
2013	$23.33166	$31.12270	27,221
2014	$31.12270	$30.64611	25,509
2015	$30.64611	$27.78897	32,301
2016	$27.78897	$35.42403	27,566
2017	$35.42403	$38.38355	26,464
2018	$38.38355	$32.74151	23,793

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.32995	$15.92707	0
2010	$15.92707	$19.90231	0
2011	$19.90231	$18.54573	0
2012	$18.54573	$20.12744	0
2013	$20.12744	$27.22628	0
2014	$27.22628	$28.64906	0
2015	$28.64906	$27.30481	0
2016	$27.30481	$27.85054	0
2017	$27.85054	$33.10856	0
2018	$33.10856	$30.67488	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.47230	$11.58019	68,128
2010	$11.58019	$11.93726	63,863
2011	$11.93726	$12.35242	56,418
2012	$12.35242	$12.32180	52,945
2013	$12.32180	$11.79421	40,213
2014	$11.79421	$11.93849	9,305
2015	$11.93849	$11.74445	4,966
2016	$11.74445	$11.57598	3,499
2017	$11.57598	$11.48744	3,424
2018	$11.48744	$11.28517	1,676
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.77586	$31.72874	9,125
2010	$31.72874	$36.52974	10,747
2011	$36.52974	$30.09591	9,066
2012	$30.09591	$33.34368	7,420
2013	$33.34368	$32.34572	7,287
2014	$32.34572	$29.01195	6,549
2015	$29.01195	$22.83674	22,063
2016	$22.83674	$26.26109	19,368
2017	$26.26109	$36.10799	16,257
2018	$36.10799	$29.76853	14,500
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.32278	$17.87633	77,610
2010	$17.87633	$18.97445	80,924
2011	$18.97445	$16.60266	84,806
2012	$16.60266	$19.21866	78,746
2013	$19.21866	$23.13964	77,238
2014	$23.13964	$20.13383	86,890
2015	$20.13383	$18.43297	56,517
2016	$18.43297	$19.34382	55,776
2017	$19.34382	$22.10435	55,632
2018	$22.10435	$18.30000	49,632
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.10147	$19.87234	0
2010	$19.87234	$22.26849	0
2011	$22.26849	$21.61435	0
2012	$21.61435	$24.34978	0
2013	$24.34978	$24.22929	0
2014	$24.22929	$24.15775	0
2015	$24.15775	$22.63456	0
2016	$22.63456	$22.81406	0
2017	$22.81406	$22.77056	0
2018	$22.77056	$22.72647	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.37454	$11.96021	8,390
2010	$11.96021	$14.00166	8,031
2011	$14.00166	$12.83351	6,443
2012	$12.83351	$14.24801	6,348
2013	$14.24801	$19.50201	5,548
2014	$19.50201	$20.65419	4,413
2015	$20.65419	$21.18310	2,880
2016	$21.18310	$21.15994	2,819
2017	$21.15994	$26.32103	2,705
2018	$26.32103	$24.76797	2,583
Invesco V.I. American Value Fund - Series I
2009	$8.88745	$12.11343	25,815
2010	$12.11343	$14.49840	26,224
2011	$14.49840	$14.32686	24,517
2012	$14.32686	$16.45430	21,744
2013	$16.45430	$21.63116	18,420
2014	$21.63116	$23.24420	17,693
2015	$23.24420	$20.68105	12,773
2016	$20.68105	$23.38752	11,356
2017	$23.38752	$25.18375	8,748
2018	$25.18375	$21.53830	7,748
Invesco V.I. American Value Fund - Series II
2009	$8.83575	$12.03888	21,726
2010	$12.03888	$14.40212	18,927
2011	$14.40212	$14.21827	16,630
2012	$14.21827	$16.29745	14,086
2013	$16.29745	$21.37163	12,766
2014	$21.37163	$22.90822	11,887
2015	$22.90822	$20.33011	777
2016	$20.33011	$22.93580	718
2017	$22.93580	$24.63418	701
2018	$24.63418	$21.01560	711
Invesco V.I. Comstock Fund - Series II
2009	$7.86985	$9.89427	18,039
2010	$9.89427	$11.20819	13,136
2011	$11.20819	$10.74305	13,860
2012	$10.74305	$12.50854	13,459
2013	$12.50854	$16.61375	10,987
2014	$16.61375	$17.74686	10,622
2015	$17.74686	$16.29952	51,833
2016	$16.29952	$18.67093	49,354
2017	$18.67093	$21.49677	48,738
2018	$21.49677	$18.44422	41,743
Invesco V.I. Equity and Income Fund - Series II
2009	$9.70329	$11.63702	2,701
2010	$11.63702	$12.76480	2,763
2011	$12.76480	$12.33611	2,000
2012	$12.33611	$13.57388	1,357
2013	$13.57388	$16.59768	1,330
2014	$16.59768	$17.67553	1,148
2015	$17.67553	$16.85868	1,133
2016	$16.85868	$18.95629	1,118
2017	$18.95629	$20.56380	1,104
2018	$20.56380	$18.17515	1,090

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.09568	$14.69810	37,287
2010	$14.69810	$16.14565	33,063
2011	$16.14565	$15.45133	30,010
2012	$15.45133	$17.29816	29,253
2013	$17.29816	$22.65601	26,316
2014	$22.65601	$24.39306	25,396
2015	$24.39306	$23.09195	49,304
2016	$23.09195	$27.00389	43,483
2017	$27.00389	$30.15511	38,731
2018	$30.15511	$25.51153	33,839
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.42965	$11.37527	3,233
2010	$11.37527	$14.17546	3,188
2011	$14.17546	$12.58050	3,050
2012	$12.58050	$13.74902	3,007
2013	$13.74902	$18.38930	2,979
2014	$18.38930	$19.38983	2,940
2015	$19.38983	$19.18233	2,829
2016	$19.18233	$18.88999	2,724
2017	$18.88999	$22.59369	2,634
2018	$22.59369	$20.82166	2,576
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.22444	$12.13057	20,550
2010	$12.13057	$13.33972	17,766
2011	$13.33972	$13.63408	14,366
2012	$13.63408	$15.02149	14,086
2013	$15.02149	$15.90956	14,224
2014	$15.90956	$16.25416	13,535
2015	$16.25416	$15.67079	7,217
2016	$15.67079	$17.20608	6,999
2017	$17.20608	$18.40095	6,646
2018	$18.40095	$17.29210	6,217
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.34760	$11.52947	5,533
2010	$11.52947	$13.43657	5,000
2011	$13.43657	$12.56564	4,195
2012	$12.56564	$13.60420	3,485
2013	$13.60420	$18.08309	3,004
2014	$18.08309	$18.96956	2,989
2015	$18.96956	$17.93347	1,224
2016	$17.93347	$20.32445	1,210
2017	$20.32445	$22.40537	952
2018	$22.40537	$20.14753	935
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.96300	$9.26992	25,320
2010	$9.26992	$10.65674	23,690
2011	$10.65674	$9.79996	22,074
2012	$9.79996	$10.75444	19,533
2013	$10.75444	$14.30981	17,349
2014	$14.30981	$15.08292	15,357
2015	$15.08292	$14.34485	6,521
2016	$14.34485	$16.44967	3,475
2017	$16.44967	$18.26373	2,788
2018	$18.26373	$16.42535	2,615

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.64771	$12.32352	34,610
2010	$12.32352	$14.83229	32,504
2011	$14.83229	$13.06359	30,355
2012	$13.06359	$14.59354	30,418
2013	$14.59354	$19.58670	27,598
2014	$19.58670	$20.34126	25,891
2015	$20.34126	$20.45839	3,079
2016	$20.45839	$20.27905	3,005
2017	$20.27905	$24.40775	1,867
2018	$24.40775	$23.20684	1,849
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.56592	$9.37933	29,334
2010	$9.37933	$11.51894	30,685
2011	$11.51894	$10.82614	29,414
2012	$10.82614	$12.14103	29,563
2013	$12.14103	$15.49161	26,344
2014	$15.49161	$16.91638	27,205
2015	$16.91638	$15.93551	62,972
2016	$15.93551	$18.16150	58,954
2017	$18.16150	$18.99932	61,816
2018	$18.99932	$15.80451	56,281
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.40467	$19.62477	3,655
2010	$19.62477	$21.08658	3,860
2011	$21.08658	$22.06845	2,780
2012	$22.06845	$25.46854	1,653
2013	$25.46854	$22.75263	1,877
2014	$22.75263	$22.92099	1,900
2015	$22.92099	$22.17812	1,411
2016	$22.17812	$24.01361	1,124
2017	$24.01361	$25.76908	1,108
2018	$25.76908	$23.45284	1,105
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.76969	$13.66205	12,264
2010	$13.66205	$15.25570	9,528
2011	$15.25570	$16.28933	9,417
2012	$16.28933	$18.43456	9,305
2013	$18.43456	$21.59820	9,248
2014	$21.59820	$22.10064	9,069
2015	$22.10064	$22.98082	2,783
2016	$22.98082	$23.72146	2,767
2017	$23.72146	$29.21077	2,526
2018	$29.21077	$28.09395	2,518
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.35526	$11.92265	9,565
2010	$11.92265	$14.34254	8,516
2011	$14.34254	$13.65040	7,338
2012	$13.65040	$15.28585	6,985
2013	$15.28585	$22.16152	4,561
2014	$22.16152	$23.07855	3,608
2015	$23.07855	$25.36190	3,158
2016	$25.36190	$24.42701	3,140
2017	$24.42701	$34.24117	2,892
2018	$34.24117	$36.05255	2,676

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.26513	$11.74735	1,454
2010	$11.74735	$14.10280	1,267
2011	$14.10280	$13.38879	1,246
2012	$13.38879	$14.95045	1,156
2013	$14.95045	$21.62408	855
2014	$21.62408	$22.46130	0
2015	$22.46130	$24.62393	0
2016	$24.62393	$23.64726	0
2017	$23.64726	$33.07256	0
2018	$33.07256	$34.74385	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.12488	$9.43712	49,821
2010	$9.43712	$12.22187	42,832
2011	$12.22187	$11.10825	41,968
2012	$11.10825	$11.79877	42,646
2013	$11.79877	$15.88259	38,062
2014	$15.88259	$15.83688	37,873
2015	$15.83688	$14.57703	2,815
2016	$14.57703	$13.01108	2,781
2017	$13.01108	$17.65895	679
2018	$17.65895	$19.10963	620
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.59478	$18.36110	13,513
2010	$18.36110	$23.28622	14,408
2011	$23.28622	$24.09157	9,820
2012	$24.09157	$27.27162	9,428
2013	$27.27162	$27.16943	8,253
2014	$27.16943	$34.43007	7,160
2015	$34.43007	$34.35855	4,083
2016	$34.35855	$35.84554	4,227
2017	$35.84554	$36.10848	3,486
2018	$36.10848	$32.53579	2,958
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.21328	$11.59223	39,579
2010	$11.59223	$12.38791	38,371
2011	$12.38791	$11.96287	32,004
2012	$11.96287	$13.32939	29,390
2013	$13.32939	$16.89162	23,893
2014	$16.89162	$19.04056	17,381
2015	$19.04056	$19.25182	9,941
2016	$19.25182	$18.39262	9,560
2017	$18.39262	$22.78454	7,066
2018	$22.78454	$20.97946	6,055
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.65279	$10.30181	33,290
2010	$10.30181	$11.36537	30,757
2011	$11.36537	$11.17105	23,784
2012	$11.17105	$12.26096	19,523
2013	$12.26096	$13.54542	17,609
2014	$13.54542	$14.32548	15,497
2015	$14.32548	$14.10561	12,606
2016	$14.10561	$14.49696	12,441
2017	$14.49696	$15.46626	7,613
2018	$15.46626	$14.30509	6,894

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.22561	$10.65190	6,455
2010	$10.65190	$13.26233	6,482
2011	$13.26233	$13.09429	6,447
2012	$13.09429	$14.89234	6,263
2013	$14.89234	$19.77584	5,867
2014	$19.77584	$20.43216	5,758
2015	$20.43216	$21.27498	5,599
2016	$21.27498	$21.26468	5,358
2017	$21.26468	$26.74841	5,131
2018	$26.74841	$24.53789	5,031
Oppenheimer Global Fund/VA - Service Shares
2009	$12.86829	$17.55773	15,043
2010	$17.55773	$19.89064	12,607
2011	$19.89064	$17.81490	10,387
2012	$17.81490	$21.09596	8,856
2013	$21.09596	$26.23036	8,510
2014	$26.23036	$26.21015	6,931
2015	$26.21015	$26.60476	6,470
2016	$26.60476	$26.00930	5,794
2017	$26.00930	$34.72007	3,863
2018	$34.72007	$29.44081	3,392
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.16011	$14.09772	86,693
2010	$14.09772	$15.84228	82,412
2011	$15.84228	$15.61271	75,527
2012	$15.61271	$17.29562	57,119
2013	$17.29562	$16.87199	56,701
2014	$16.87199	$16.93096	53,627
2015	$16.93096	$16.16400	33,205
2016	$16.16400	$16.81869	28,009
2017	$16.81869	$17.46367	19,193
2018	$17.46367	$16.32237	16,979
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.59938	$12.02983	124,272
2010	$12.02983	$13.64266	90,691
2011	$13.64266	$13.31610	81,176
2012	$13.31610	$15.20261	78,041
2013	$15.20261	$19.56472	73,287
2014	$19.56472	$21.14817	65,669
2015	$21.14817	$21.34948	99,588
2016	$21.34948	$23.26642	96,333
2017	$23.26642	$26.57366	90,442
2018	$26.57366	$23.91112	74,757
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.06163	$16.16515	22,454
2010	$16.16515	$19.47685	20,769
2011	$19.47685	$18.61613	17,835
2012	$18.61613	$21.44680	16,562
2013	$21.44680	$29.52931	14,119
2014	$29.52931	$32.28178	11,361
2015	$32.28178	$29.68094	21,153
2016	$29.68094	$34.19837	19,649
2017	$34.19837	$38.14680	18,865
2018	$38.14680	$33.41278	16,510

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.31882	$6.74662	128,535
2010	$6.74662	$7.35084	129,822
2011	$7.35084	$7.76830	114,865
2012	$7.76830	$8.37933	118,103
2013	$8.37933	$8.17302	140,731
2014	$8.17302	$8.55641	135,654
2015	$8.55641	$8.43654	5,113
2016	$8.43654	$8.51280	9,088
2017	$8.51280	$8.70101	9,209
2018	$8.70101	$8.40747	5,309
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.33501	67,809
2010	$12.33501	$13.59991	62,963
2011	$13.59991	$13.57212	57,710
2012	$13.57212	$15.85302	52,888
2013	$15.85302	$20.55338	46,312
2014	$20.55338	$22.67164	36,160
2015	$22.67164	$21.52235	34,594
2016	$21.52235	$23.94911	33,479
2017	$23.94911	$27.85460	80,815
2018	$27.85460	$24.95703	74,549
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.17346	$10.05347	44,207
2010	$10.05347	$10.90908	42,719
2011	$10.90908	$10.97740	42,244
2012	$10.97740	$12.09462	40,303
2013	$12.09462	$13.98470	20,974
2014	$13.98470	$15.15450	18,191
2015	$15.15450	$14.67002	16,369
2016	$14.67002	$15.51491	8,897
2017	$15.51491	$17.48480	6,443
2018	$17.48480	$16.58133	5,010
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.08797	$13.35457	18,285
2010	$13.35457	$14.99637	15,688
2011	$14.99637	$14.62218	15,498
2012	$14.62218	$16.34855	10,239
2013	$16.34855	$19.12723	8,863
2014	$19.12723	$20.49219	8,664
2015	$20.49219	$20.09859	5,346
2016	$20.09859	$21.00083	2,980
2017	$21.00083	$23.71894	2,512
2018	$23.71894	$21.53719	1,908
Putnam VT Global Health Care Fund - Class IB
2009	$10.42241	$12.85812	15,396
2010	$12.85812	$12.90010	13,580
2011	$12.90010	$12.48229	11,781
2012	$12.48229	$14.94221	7,211
2013	$14.94221	$20.72566	6,620
2014	$20.72566	$25.90216	5,225
2015	$25.90216	$27.33556	4,897
2016	$27.33556	$23.72727	4,732
2017	$23.72727	$26.78930	3,450
2018	$26.78930	$26.07329	2,769

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.64139	$18.54343	28,414
2010	$18.54343	$18.48888	27,796
2011	$18.48888	$17.12444	27,084
2012	$17.12444	$17.61054	21,856
2013	$17.61054	$19.62478	16,376
2014	$19.62478	$22.01622	8,799
2015	$22.01622	$19.41859	7,380
2016	$19.41859	$19.38976	7,159
2017	$19.38976	$23.19656	4,220
2018	$23.19656	$22.60478	3,443
Putnam VT Government Money Market Fund - Class IB
2009	$10.23946	$10.04630	159,281
2010	$10.04630	$9.84002	147,158
2011	$9.84002	$9.63600	119,027
2012	$9.63600	$9.43501	120,235
2013	$9.43501	$9.23875	128,550
2014	$9.23875	$9.04657	127,701
2015	$9.04657	$8.85838	73,514
2016	$8.85838	$8.67466	71,133
2017	$8.67466	$8.51529	72,334
2018	$8.51529	$8.43563	61,050
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04874	83,095
2017	$10.04874	$12.88116	80,689
2018	$12.88116	$12.91195	77,913
Putnam VT High Yield Fund - Class IB
2009	$11.46467	$16.85853	15,402
2010	$16.85853	$18.82416	14,683
2011	$18.82416	$18.75510	11,822
2012	$18.75510	$21.30187	10,172
2013	$21.30187	$22.49502	9,393
2014	$22.49502	$22.36814	8,098
2015	$22.36814	$20.72843	6,679
2016	$20.72843	$23.45223	4,527
2017	$23.45223	$24.56825	4,286
2018	$24.56825	$23.07637	3,130
Putnam VT Income Fund - Class IB
2009	$8.38195	$12.03591	61,936
2010	$12.03591	$12.94758	60,074
2011	$12.94758	$13.31168	49,339
2012	$13.31168	$14.43299	48,775
2013	$14.43299	$14.39583	37,347
2014	$14.39583	$15.00500	33,846
2015	$15.00500	$14.47708	21,986
2016	$14.47708	$14.45874	19,713
2017	$14.45874	$14.95070	14,769
2018	$14.95070	$14.66754	13,614

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.14578	$14.82128	79,768
2010	$14.82128	$15.96674	53,855
2011	$15.96674	$12.98599	57,256
2012	$12.98599	$15.50044	53,895
2013	$15.50044	$19.43687	50,266
2014	$19.43687	$17.74072	42,096
2015	$17.74072	$17.39425	6,454
2016	$17.39425	$16.61383	5,316
2017	$16.61383	$20.59338	4,719
2018	$20.59338	$16.30873	3,729
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.33347	$11.95522	34,948
2010	$11.95522	$13.33488	45,011
2011	$13.33488	$13.06234	45,098
2012	$13.06234	$14.94108	43,517
2013	$14.94108	$19.76733	42,459
2014	$19.76733	$22.04702	42,388
2015	$22.04702	$21.11622	40,143
2016	$21.11622	$23.16798	39,325
2017	$23.16798	$27.87285	39,147
2018	$27.87285	$25.20664	38,358
Putnam VT Research Fund - Class IB
2009	$9.13143	$11.90768	16,096
2010	$11.90768	$13.56835	14,196
2011	$13.56835	$13.05319	12,913
2012	$13.05319	$15.06974	12,379
2013	$15.06974	$19.67749	10,689
2014	$19.67749	$22.12933	5,154
2015	$22.12933	$21.33202	4,227
2016	$21.33202	$22.99294	4,006
2017	$22.99294	$27.77221	3,057
2018	$27.77221	$25.91044	2,781
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.33385	$13.36948	18,769
2010	$13.36948	$15.65040	24,130
2011	$15.65040	$14.54501	21,845
2012	$14.54501	$16.62703	21,288
2013	$16.62703	$22.21204	18,978
2014	$22.21204	$24.68156	11,954
2015	$24.68156	$24.09565	10,188
2016	$24.09565	$25.43115	8,284
2017	$25.43115	$32.18088	7,141
2018	$32.18088	$31.02686	6,288
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary Protection
(Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With
the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.58573	$8.73066	288
2010	$8.73066	$9.99022	4,812
2011	$9.99022	$9.50464	4,227
2012	$9.50464	$10.80202	3,682
2013	$10.80202	$13.84301	3,391
2014	$13.84301	$15.12561	4,051
2015	$15.12561	$14.86340	2,523
2016	$14.86340	$15.67064	1,930
2017	$15.67064	$18.64870	1,779
2018	$18.64870	$17.03766	1,598
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.09689	$9.82176	0
2010	$9.82176	$10.81756	0
2011	$10.81756	$10.54131	0
2012	$10.54131	$11.51005	0
2013	$11.51005	$12.75020	0
2014	$12.75020	$13.00278	0
2015	$13.00278	$12.65703	0
2016	$12.65703	$13.03478	0
2017	$13.03478	$14.39036	0
2018	$14.39036	$13.48220	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.39556	$9.30342	0
2010	$9.30342	$10.40903	0
2011	$10.40903	$10.06026	0
2012	$10.06026	$11.13124	0
2013	$11.13124	$12.59622	0
2014	$12.59622	$12.89311	0
2015	$12.89311	$12.55927	0
2016	$12.55927	$13.00448	0
2017	$13.00448	$14.79779	0
2018	$14.79779	$13.60086	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.87905	$8.83076	0
2010	$8.83076	$10.01518	0
2011	$10.01518	$9.52398	0
2012	$9.52398	$10.73462	0
2013	$10.73462	$12.75396	0
2014	$12.75396	$13.07304	0
2015	$13.07304	$12.72550	0
2016	$12.72550	$13.24772	0
2017	$13.24772	$15.64946	0
2018	$15.64946	$14.08092	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.34000	$10.47824	0
2010	$10.47824	$10.99799	0
2011	$10.99799	$10.91270	0
2012	$10.91270	$11.34685	0
2013	$11.34685	$11.68244	0
2014	$11.68244	$11.83695	0
2015	$11.83695	$11.51763	0
2016	$11.51763	$11.74208	0
2017	$11.74208	$12.45308	0
2018	$12.45308	$11.90938	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.63559	607
2016	$17.63559	$17.27014	0
2017	$17.27014	$22.68029	0
2018	$22.68029	$24.90487	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.82454	$8.43499	0
2010	$8.43499	$9.47047	0
2011	$9.47047	$9.43358	0
2012	$9.43358	$10.67428	0
2013	$10.67428	$13.77919	0
2014	$13.77919	$15.27620	0
2015	$15.27620	$15.11111	0
2016	$15.11111	$16.50147	0
2017	$16.50147	$19.60825	0
2018	$19.60825	$18.28073	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.56388	$8.97692	0
2010	$8.97692	$11.29503	0
2011	$11.29503	$9.85408	0
2012	$9.85408	$11.04696	0
2013	$11.04696	$14.68845	0
2014	$14.68845	$15.24111	954
2015	$15.24111	$14.67199	0
2016	$14.67199	$16.07092	0
2017	$16.07092	$18.95977	0
2018	$18.95977	$15.81289	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.99131	$12.37392	9,622
2010	$12.37392	$14.12904	9,552
2011	$14.12904	$14.15998	9,444
2012	$14.15998	$15.55107	855
2013	$15.55107	$19.72387	771
2014	$19.72387	$21.06519	284
2015	$21.06519	$20.42695	850
2016	$20.42695	$22.31445	845
2017	$22.31445	$25.30303	841
2018	$25.30303	$23.62741	832

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.00509	$11.94932	0
2010	$11.94932	$13.17569	0
2011	$13.17569	$13.20178	0
2012	$13.20178	$14.55315	0
2013	$14.55315	$16.22728	40
2014	$16.22728	$16.61301	41
2015	$16.61301	$15.11056	43
2016	$15.11056	$16.86194	40
2017	$16.86194	$18.09999	39
2018	$18.09999	$16.95021	39
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.51338	$9.53867	3,010
2010	$9.53867	$10.41650	2,792
2011	$10.41650	$10.04051	2,777
2012	$10.04051	$11.04068	2,812
2013	$11.04068	$13.89839	2,711
2014	$13.89839	$15.29578	1,115
2015	$15.29578	$15.81025	1,041
2016	$15.81025	$15.19549	1,117
2017	$15.19549	$19.05296	989
2018	$19.05296	$18.37144	936
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.41116	$10.15038	0
2010	$10.15038	$11.12119	0
2011	$11.12119	$10.56153	851
2012	$10.56153	$11.71555	809
2013	$11.71555	$14.63110	734
2014	$14.63110	$15.13533	1,700
2015	$15.13533	$14.27075	719
2016	$14.27075	$15.66668	0
2017	$15.66668	$16.65212	0
2018	$16.65212	$14.46757	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.87571	$13.41532	8,435
2010	$13.41532	$14.59813	7,999
2011	$14.59813	$14.13747	7,615
2012	$14.13747	$15.80479	6,760
2013	$15.80479	$19.83783	2,239
2014	$19.83783	$20.79594	1,992
2015	$20.79594	$19.34618	1,676
2016	$19.34618	$21.97369	1,483
2017	$21.97369	$23.30198	1,378
2018	$23.30198	$20.73567	1,367
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.39781	$16.93370	4,444
2010	$16.93370	$21.24858	3,966
2011	$21.24858	$20.01276	3,537
2012	$20.01276	$23.18458	1,102
2013	$23.18458	$30.91072	783
2014	$30.91072	$30.42182	839
2015	$30.42182	$27.57150	372
2016	$27.57150	$35.12892	269
2017	$35.12892	$38.04464	265
2018	$38.04464	$32.43600	270

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.28158	$15.85096	1,407
2010	$15.85096	$19.79710	1,390
2011	$19.79710	$18.43828	1,374
2012	$18.43828	$20.00057	141
2013	$20.00057	$27.04087	45
2014	$27.04087	$28.43942	45
2015	$28.43942	$27.09116	0
2016	$27.09116	$27.61855	0
2017	$27.61855	$32.81627	0
2018	$32.81627	$30.38871	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.44496	$11.54670	104
2010	$11.54670	$11.89664	111
2011	$11.89664	$12.30413	681
2012	$12.30413	$12.26735	743
2013	$12.26735	$11.73610	830
2014	$11.73610	$11.87361	843
2015	$11.87361	$11.67466	842
2016	$11.67466	$11.50133	139
2017	$11.50133	$11.40760	148
2018	$11.40760	$11.20108	140
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.69571	$31.57718	1,081
2010	$31.57718	$36.33670	2,256
2011	$36.33670	$29.92159	2,067
2012	$29.92159	$33.13359	1,703
2013	$33.13359	$32.12549	1,683
2014	$32.12549	$28.79969	1,744
2015	$28.79969	$22.65806	1,551
2016	$22.65806	$26.04235	1,314
2017	$26.04235	$35.78923	1,086
2018	$35.78923	$29.49081	999
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.26590	$17.79093	2,546
2010	$17.79093	$18.87416	3,708
2011	$18.87416	$16.50649	3,470
2012	$16.50649	$19.09755	3,561
2013	$19.09755	$22.98209	3,265
2014	$22.98209	$19.98652	2,493
2015	$19.98652	$18.28875	3,216
2016	$18.28875	$19.18268	3,043
2017	$19.18268	$21.90918	2,905
2018	$21.90918	$18.12924	2,914
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.02846	$19.77740	0
2010	$19.77740	$22.15080	0
2011	$22.15080	$21.48914	0
2012	$21.48914	$24.19635	0
2013	$24.19635	$24.06432	0
2014	$24.06432	$23.98101	0
2015	$23.98101	$22.45747	0
2016	$22.45747	$22.62404	0
2017	$22.62404	$22.56956	0
2018	$22.56956	$22.51449	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.34303	$11.90300	3,153
2010	$11.90300	$13.92758	831
2011	$13.92758	$12.75910	892
2012	$12.75910	$14.15815	874
2013	$14.15815	$19.36914	694
2014	$19.36914	$20.50299	1,458
2015	$20.50299	$21.01729	637
2016	$21.01729	$20.98361	0
2017	$20.98361	$26.08859	447
2018	$26.08859	$24.53684	445
Invesco V.I. American Value Fund - Series I
2009	$8.86625	$12.07837	0
2010	$12.07837	$14.44905	0
2011	$14.44905	$14.27082	0
2012	$14.27082	$16.38155	0
2013	$16.38155	$21.52454	0
2014	$21.52454	$23.11781	0
2015	$23.11781	$20.55809	0
2016	$20.55809	$23.23662	0
2017	$23.23662	$25.00868	0
2018	$25.00868	$21.37775	0
Invesco V.I. American Value Fund - Series II
2009	$8.81470	$12.00407	0
2010	$12.00407	$14.35315	0
2011	$14.35315	$14.16270	0
2012	$14.16270	$16.22544	0
2013	$16.22544	$21.26633	0
2014	$21.26633	$22.78371	0
2015	$22.78371	$20.20927	0
2016	$20.20927	$22.78785	0
2017	$22.78785	$24.46297	0
2018	$24.46297	$20.85898	0
Invesco V.I. Comstock Fund - Series II
2009	$7.85108	$9.86563	1,334
2010	$9.86563	$11.17005	1,187
2011	$11.17005	$10.70102	1,193
2012	$10.70102	$12.45324	1,141
2013	$12.45324	$16.53186	1,019
2014	$16.53186	$17.65035	575
2015	$17.65035	$16.20258	589
2016	$16.20258	$18.55045	570
2017	$18.55045	$21.34733	542
2018	$21.34733	$18.30674	541
Invesco V.I. Equity and Income Fund - Series II
2009	$9.68017	$11.60337	0
2010	$11.60337	$12.72139	0
2011	$12.72139	$12.28789	0
2012	$12.28789	$13.51391	0
2013	$13.51391	$16.51592	0
2014	$16.51592	$17.57948	0
2015	$17.57948	$16.75850	0
2016	$16.75850	$18.83405	0
2017	$18.83405	$20.42090	0
2018	$20.42090	$18.03974	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.04404	$14.62787	15,860
2010	$14.62787	$16.06032	14,857
2011	$16.06032	$15.36183	13,468
2012	$15.36183	$17.18916	12,318
2013	$17.18916	$22.50174	3,817
2014	$22.50174	$24.21459	3,179
2015	$24.21459	$22.91128	2,234
2016	$22.91128	$26.77898	2,202
2017	$26.77898	$29.88893	2,182
2018	$29.88893	$25.27354	2,167
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.41194	$11.34236	2,776
2010	$11.34236	$14.12723	789
2011	$14.12723	$12.53130	711
2012	$12.53130	$13.68823	709
2013	$13.68823	$18.29867	709
2014	$18.29867	$19.28441	672
2015	$19.28441	$19.06828	14
2016	$19.06828	$18.76812	14
2017	$18.76812	$22.43662	14
2018	$22.43662	$20.66646	14
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.20443	$12.09807	2,063
2010	$12.09807	$13.29719	1,948
2011	$13.29719	$13.58368	1,879
2012	$13.58368	$14.95830	1,860
2013	$14.95830	$15.83453	1,986
2014	$15.83453	$16.16925	2,037
2015	$16.16925	$15.58096	1,589
2016	$15.58096	$17.09874	694
2017	$17.09874	$18.27695	1,342
2018	$18.27695	$17.16689	1,344
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.32732	$11.49859	903
2010	$11.49859	$13.39375	865
2011	$13.39375	$12.51920	910
2012	$12.51920	$13.54698	913
2013	$13.54698	$17.99784	746
2014	$17.99784	$18.87049	735
2015	$18.87049	$17.83070	753
2016	$17.83070	$20.19769	0
2017	$20.19769	$22.25442	524
2018	$22.25442	$20.00167	546
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.94573	$9.24509	691
2010	$9.24509	$10.62277	685
2011	$10.62277	$9.76374	679
2012	$9.76374	$10.70921	673
2013	$10.70921	$14.24236	668
2014	$14.24236	$15.00415	663
2015	$15.00415	$14.26264	658
2016	$14.26264	$16.34707	0
2017	$16.34707	$18.14068	0
2018	$18.14068	$16.30644	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.62896	$12.29053	0
2010	$12.29053	$14.78505	0
2011	$14.78505	$13.01533	0
2012	$13.01533	$14.53217	0
2013	$14.53217	$19.49436	0
2014	$19.49436	$20.23502	0
2015	$20.23502	$20.34115	0
2016	$20.34115	$20.15256	0
2017	$20.15256	$24.24331	0
2018	$24.24331	$23.03883	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.54952	$9.35421	1,789
2010	$9.35421	$11.48223	1,630
2011	$11.48223	$10.78613	1,646
2012	$10.78613	$12.08998	1,650
2013	$12.08998	$15.41860	1,549
2014	$15.41860	$16.82807	1,471
2015	$16.82807	$15.84423	614
2016	$15.84423	$18.04828	581
2017	$18.04828	$18.87137	598
2018	$18.87137	$15.69012	631
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.33889	$19.53100	1,202
2010	$19.53100	$20.97512	2,141
2011	$20.97512	$21.94061	2,040
2012	$21.94061	$25.30804	1,431
2013	$25.30804	$22.59769	1,623
2014	$22.59769	$22.75327	1,664
2015	$22.75327	$22.00458	2,288
2016	$22.00458	$23.81357	1,353
2017	$23.81357	$25.54156	1,802
2018	$25.54156	$23.23403	1,842
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.74223	$13.62028	88
2010	$13.62028	$15.20130	87
2011	$15.20130	$16.22297	82
2012	$16.22297	$18.35006	78
2013	$18.35006	$21.48822	71
2014	$21.48822	$21.97688	71
2015	$21.97688	$22.84045	1,444
2016	$22.84045	$23.56456	1,444
2017	$23.56456	$29.00297	1,433
2018	$29.00297	$27.88001	1,430
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.33773	$11.88816	0
2010	$11.88816	$14.29376	0
2011	$14.29376	$13.59703	0
2012	$13.59703	$15.21829	0
2013	$15.21829	$22.05233	0
2014	$22.05233	$22.95311	0
2015	$22.95311	$25.21117	0
2016	$25.21117	$24.26947	0
2017	$24.26947	$34.00323	0
2018	$34.00323	$35.78393	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.24780	$11.71333	0
2010	$11.71333	$14.05479	0
2011	$14.05479	$13.33641	0
2012	$13.33641	$14.88435	0
2013	$14.88435	$21.51749	0
2014	$21.51749	$22.33918	0
2015	$22.33918	$24.47754	0
2016	$24.47754	$23.49470	0
2017	$23.49470	$32.84268	0
2018	$32.84268	$34.48491	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.11649	$9.41939	0
2010	$9.41939	$12.19268	0
2011	$12.19268	$11.07608	0
2012	$11.07608	$11.75857	0
2013	$11.75857	$15.82040	0
2014	$15.82040	$15.76681	0
2015	$15.76681	$14.50511	0
2016	$14.50511	$12.94029	0
2017	$12.94029	$17.55404	0
2018	$17.55404	$18.98649	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.53245	$18.27331	1,430
2010	$18.27331	$23.16307	1,261
2011	$23.16307	$23.95195	1,213
2012	$23.95195	$27.09971	848
2013	$27.09971	$26.98437	909
2014	$26.98437	$34.17811	814
2015	$34.17811	$34.08971	681
2016	$34.08971	$35.54696	64
2017	$35.54696	$35.78970	393
2018	$35.78970	$32.23224	408
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.18955	$11.55282	13,303
2010	$11.55282	$12.33949	12,757
2011	$12.33949	$11.91004	12,261
2012	$11.91004	$13.26374	11,833
2013	$13.26374	$16.79985	925
2014	$16.79985	$18.92743	459
2015	$18.92743	$19.12767	1,254
2016	$19.12767	$18.26471	1,293
2017	$18.26471	$22.61471	1,249
2018	$22.61471	$20.81254	1,231
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.61582	$10.25256	1,111
2010	$10.25256	$11.30527	1,105
2011	$11.30527	$11.10631	1,100
2012	$11.10631	$12.18366	1,095
2013	$12.18366	$13.45316	1,091
2014	$13.45316	$14.22064	1,087
2015	$14.22064	$13.99523	1,083
2016	$13.99523	$14.37618	1,079
2017	$14.37618	$15.32969	1,076
2018	$15.32969	$14.17161	1,073

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.19046	$10.60098	178
2010	$10.60098	$13.19221	177
2011	$13.19221	$13.01841	175
2012	$13.01841	$14.79845	174
2013	$14.79845	$19.64113	172
2014	$19.64113	$20.28260	171
2015	$20.28260	$21.10846	169
2016	$21.10846	$21.08749	0
2017	$21.08749	$26.51221	0
2018	$26.51221	$24.30890	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.81334	$17.47383	8,746
2010	$17.47383	$19.78548	8,428
2011	$19.78548	$17.71166	7,687
2012	$17.71166	$20.96299	7,401
2013	$20.96299	$26.05173	279
2014	$26.05173	$26.01837	281
2015	$26.01837	$26.39659	0
2016	$26.39659	$25.79264	0
2017	$25.79264	$34.41354	0
2018	$34.41354	$29.16613	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.10819	$14.03036	6,385
2010	$14.03036	$15.75853	3,333
2011	$15.75853	$15.52226	3,326
2012	$15.52226	$17.18662	3,277
2013	$17.18662	$16.75710	3,742
2014	$16.75710	$16.80707	3,303
2015	$16.80707	$16.03753	2,931
2016	$16.03753	$16.67859	1,232
2017	$16.67859	$17.30949	2,396
2018	$17.30949	$16.17009	2,436
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.55838	$11.97232	50,432
2010	$11.97232	$13.57051	45,445
2011	$13.57051	$13.23893	44,571
2012	$13.23893	$15.10676	7,055
2013	$15.10676	$19.43145	6,466
2014	$19.43145	$20.99337	4,526
2015	$20.99337	$21.18239	5,208
2016	$21.18239	$23.07257	4,775
2017	$23.07257	$26.33901	4,710
2018	$26.33901	$23.68800	4,663
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.01009	$16.08786	7,973
2010	$16.08786	$19.37383	6,766
2011	$19.37383	$18.50822	6,434
2012	$18.50822	$21.31157	6,093
2013	$21.31157	$29.32815	2,070
2014	$29.32815	$32.04550	1,958
2015	$32.04550	$29.44863	1,333
2016	$29.44863	$33.91342	757
2017	$33.91342	$37.80993	1,016
2018	$37.80993	$33.10097	977

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.30512	$6.72856	0
2010	$6.72856	$7.32741	0
2011	$7.32741	$7.73960	0
2012	$7.73960	$8.34409	0
2013	$8.34409	$8.13450	0
2014	$8.13450	$8.51174	0
2015	$8.51174	$8.38821	0
2016	$8.38821	$8.45973	0
2017	$8.45973	$8.64241	0
2018	$8.64241	$8.34662	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.27604	10,139
2010	$12.27604	$13.52800	9,715
2011	$13.52800	$13.49348	9,328
2012	$13.49348	$15.75309	8,939
2013	$15.75309	$20.41339	1,041
2014	$20.41339	$22.50572	661
2015	$22.50572	$21.35392	383
2016	$21.35392	$23.74960	373
2017	$23.74960	$27.60867	792
2018	$27.60867	$24.72416	764
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.13853	$10.00540	3,331
2010	$10.00540	$10.85138	3,306
2011	$10.85138	$10.91378	3,282
2012	$10.91378	$12.01837	3,258
2013	$12.01837	$13.88942	3,234
2014	$13.88942	$15.04356	3,213
2015	$15.04356	$14.55519	3,192
2016	$14.55519	$15.38562	3,169
2017	$15.38562	$17.33037	3,147
2018	$17.33037	$16.42657	3,125
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.04489	$13.29076	0
2010	$13.29076	$14.91710	0
2011	$14.91710	$14.53748	0
2012	$14.53748	$16.24553	0
2013	$16.24553	$18.99701	0
2014	$18.99701	$20.34229	0
2015	$20.34229	$19.94139	0
2016	$19.94139	$20.82596	0
2017	$20.82596	$23.50961	0
2018	$23.50961	$21.33633	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.37785	$12.79660	427
2010	$12.79660	$12.83182	448
2011	$12.83182	$12.40989	451
2012	$12.40989	$14.84794	433
2013	$14.84794	$20.58438	369
2014	$20.58438	$25.71245	340
2015	$25.71245	$27.12150	0
2016	$27.12150	$23.52948	0
2017	$23.52948	$26.55261	0
2018	$26.55261	$25.82986	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.56606	$18.45481	127
2010	$18.45481	$18.39113	126
2011	$18.39113	$17.02521	125
2012	$17.02521	$17.49954	124
2013	$17.49954	$19.49113	123
2014	$19.49113	$21.85511	122
2015	$21.85511	$19.26663	121
2016	$19.26663	$19.22824	0
2017	$19.22824	$22.99177	0
2018	$22.99177	$22.39388	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.19576	$9.99831	5,304
2010	$9.99831	$9.78801	15,106
2011	$9.78801	$9.58019	5,579
2012	$9.58019	$9.37556	4,992
2013	$9.37556	$9.17584	5,874
2014	$9.17584	$8.98038	7,147
2015	$8.98038	$8.78907	5,479
2016	$8.78907	$8.60242	2,504
2017	$8.60242	$8.44013	5,557
2018	$8.44013	$8.35693	5,371
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04815	4,468
2017	$10.04815	$12.87394	4,419
2018	$12.87394	$12.89819	4,374
Putnam VT High Yield Fund - Class IB
2009	$11.41574	$16.77801	3,535
2010	$16.77801	$18.72469	2,210
2011	$18.72469	$18.64649	2,160
2012	$18.64649	$21.16767	1,408
2013	$21.16767	$22.34189	1,480
2014	$22.34189	$22.20452	1,187
2015	$22.20452	$20.56628	854
2016	$20.56628	$23.25692	210
2017	$23.25692	$24.35139	221
2018	$24.35139	$22.86112	219
Putnam VT Income Fund - Class IB
2009	$8.34611	$11.97833	2,214
2010	$11.97833	$12.87906	1,890
2011	$12.87906	$13.23448	2,073
2012	$13.23448	$14.34193	2,073
2013	$14.34193	$14.29769	2,494
2014	$14.29769	$14.89511	2,022
2015	$14.89511	$14.36372	2,046
2016	$14.36372	$14.33824	1,279
2017	$14.33824	$14.81865	1,688
2018	$14.81865	$14.53065	1,682

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.09390	$14.75044	739
2010	$14.75044	$15.88231	312
2011	$15.88231	$12.91073	337
2012	$12.91073	$15.40272	345
2013	$15.40272	$19.30448	99
2014	$19.30448	$17.61088	108
2015	$17.61088	$17.25812	16
2016	$17.25812	$16.47540	16
2017	$16.47540	$20.41154	15
2018	$20.41154	$16.15653	15
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.29360	$11.89810	130
2010	$11.89810	$13.26439	133
2011	$13.26439	$12.98667	127
2012	$12.98667	$14.84692	123
2013	$14.84692	$19.63273	115
2014	$19.63273	$21.88571	106
2015	$21.88571	$20.95100	0
2016	$20.95100	$22.97501	0
2017	$22.97501	$27.62678	0
2018	$27.62678	$24.97148	0
Putnam VT Research Fund - Class IB
2009	$9.09242	$11.85076	120
2010	$11.85076	$13.49659	119
2011	$13.49659	$12.97755	115
2012	$12.97755	$14.97474	111
2013	$14.97474	$19.54348	104
2014	$19.54348	$21.96740	97
2015	$21.96740	$21.16509	0
2016	$21.16509	$22.80141	0
2017	$22.80141	$27.52702	0
2018	$27.52702	$25.66870	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.28969	$13.30554	545
2010	$13.30554	$15.56759	764
2011	$15.56759	$14.46068	237
2012	$14.46068	$16.52217	235
2013	$16.52217	$22.06069	17
2014	$22.06069	$24.50086	17
2015	$24.50086	$23.90702	17
2016	$23.90702	$25.21923	16
2017	$25.21923	$31.89669	16
2018	$31.89669	$30.73730	16
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option
(age under 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
(Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.57672	$8.71426	0
2010	$8.71426	$9.96635	0
2011	$9.96635	$9.47710	0
2012	$9.47710	$10.76521	0
2013	$10.76521	$13.78880	0
2014	$13.78880	$15.05868	0
2015	$15.05868	$14.79006	0
2016	$14.79006	$15.58538	0
2017	$15.58538	$18.53789	0
2018	$18.53789	$16.92785	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.08581	$9.80330	0
2010	$9.80330	$10.79173	0
2011	$10.79173	$10.51079	0
2012	$10.51079	$11.47084	0
2013	$11.47084	$12.70027	0
2014	$12.70027	$12.94526	0
2015	$12.94526	$12.59459	0
2016	$12.59459	$12.96388	0
2017	$12.96388	$14.30489	0
2018	$14.30489	$13.39533	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.38544	$9.28596	0
2010	$9.28596	$10.38420	0
2011	$10.38420	$10.03115	0
2012	$10.03115	$11.09335	0
2013	$11.09335	$12.54693	0
2014	$12.54693	$12.83610	0
2015	$12.83610	$12.49735	0
2016	$12.49735	$12.93377	0
2017	$12.93377	$14.70991	0
2018	$14.70991	$13.51325	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.86965	$8.81418	0
2010	$8.81418	$9.99126	0
2011	$9.99126	$9.49639	0
2012	$9.49639	$10.69804	0
2013	$10.69804	$12.70400	0
2014	$12.70400	$13.01518	0
2015	$13.01518	$12.66270	0
2016	$12.66270	$13.17563	0
2017	$13.17563	$15.55649	0
2018	$15.55649	$13.99019	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.32721	$10.45855	0
2010	$10.45855	$10.97171	0
2011	$10.97171	$10.88109	0
2012	$10.88109	$11.30818	0
2013	$11.30818	$11.63668	0
2014	$11.63668	$11.78456	0
2015	$11.78456	$11.46079	0
2016	$11.46079	$11.67817	0
2017	$11.67817	$12.37908	0
2018	$12.37908	$11.83263	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.54856	0
2016	$17.54856	$17.17616	0
2017	$17.17616	$22.54552	0
2018	$22.54552	$24.74435	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.81519	$8.41914	0
2010	$8.41914	$9.44785	0
2011	$9.44785	$9.40625	0
2012	$9.40625	$10.63790	0
2013	$10.63790	$13.72521	0
2014	$13.72521	$15.20858	0
2015	$15.20858	$15.03654	0
2016	$15.03654	$16.41166	0
2017	$16.41166	$19.49173	0
2018	$19.49173	$18.16290	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.55490	$8.96005	0
2010	$8.96005	$11.26805	0
2011	$11.26805	$9.82552	0
2012	$9.82552	$11.00931	0
2013	$11.00931	$14.63092	0
2014	$14.63092	$15.17365	0
2015	$15.17365	$14.59959	0
2016	$14.59959	$15.98348	0
2017	$15.98348	$18.84713	0
2018	$18.84713	$15.71099	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.96238	$12.33180	884
2010	$12.33180	$14.07376	263
2011	$14.07376	$14.09740	254
2012	$14.09740	$15.47441	255
2013	$15.47441	$19.61662	249
2014	$19.61662	$20.93994	241
2015	$20.93994	$20.29511	245
2016	$20.29511	$22.15914	238
2017	$22.15914	$25.11428	233
2018	$25.11428	$23.43930	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.98362	$11.91475	0
2010	$11.91475	$13.13088	0
2011	$13.13088	$13.15017	0
2012	$13.15017	$14.48884	0
2013	$14.48884	$16.14732	0
2014	$16.14732	$16.52271	0
2015	$16.52271	$15.02075	0
2016	$15.02075	$16.75318	0
2017	$16.75318	$17.97420	0
2018	$17.97420	$16.82389	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.49707	$9.51309	0
2010	$9.51309	$10.38326	0
2011	$10.38326	$10.00336	0
2012	$10.00336	$10.99420	0
2013	$10.99420	$13.83281	0
2014	$13.83281	$15.21583	0
2015	$15.21583	$15.71958	0
2016	$15.71958	$15.10065	0
2017	$15.10065	$18.92452	0
2018	$18.92452	$18.23836	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.39965	$10.13132	0
2010	$10.13132	$11.09464	0
2011	$11.09464	$10.53094	0
2012	$10.53094	$11.67566	0
2013	$11.67566	$14.57383	0
2014	$14.57383	$15.06838	0
2015	$15.06838	$14.20036	0
2016	$14.20036	$15.58147	0
2017	$15.58147	$16.55319	0
2018	$16.55319	$14.37435	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.84424	$13.36968	0
2010	$13.36968	$14.54105	0
2011	$14.54105	$14.07499	0
2012	$14.07499	$15.72688	0
2013	$15.72688	$19.72997	0
2014	$19.72997	$20.67231	0
2015	$20.67231	$19.22135	0
2016	$19.22135	$21.82077	0
2017	$21.82077	$23.12816	0
2018	$23.12816	$20.57057	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.35903	$16.87607	191
2010	$16.87607	$21.16547	177
2011	$21.16547	$19.92432	179
2012	$19.92432	$23.07030	177
2013	$23.07030	$30.74266	159
2014	$30.74266	$30.24095	168
2015	$30.24095	$27.39355	175
2016	$27.39355	$34.88442	151
2017	$34.88442	$37.76083	152
2018	$37.76083	$32.17774	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.24892	$15.79701	0
2010	$15.79701	$19.71966	0
2011	$19.71966	$18.35679	0
2012	$18.35679	$19.90198	0
2013	$19.90198	$26.89383	0
2014	$26.89383	$28.27032	0
2015	$28.27032	$26.91632	0
2016	$26.91632	$27.42632	0
2017	$27.42632	$32.57148	0
2018	$32.57148	$30.14675	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.41771	$11.51331	0
2010	$11.51331	$11.85620	0
2011	$11.85620	$12.25605	0
2012	$12.25605	$12.21315	0
2013	$12.21315	$11.67827	0
2014	$11.67827	$11.80906	0
2015	$11.80906	$11.60526	0
2016	$11.60526	$11.42712	0
2017	$11.42712	$11.32830	0
2018	$11.32830	$11.11759	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.64158	$31.46968	0
2010	$31.46968	$36.19454	0
2011	$36.19454	$29.78932	0
2012	$29.78932	$32.97023	0
2013	$32.97023	$31.95077	0
2014	$31.95077	$28.62842	0
2015	$28.62842	$22.51178	0
2016	$22.51178	$25.86106	0
2017	$25.86106	$35.52223	0
2018	$35.52223	$29.25598	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.22752	$17.73038	0
2010	$17.73038	$18.80034	0
2011	$18.80034	$16.43353	0
2012	$16.43353	$19.00340	0
2013	$19.00340	$22.85712	0
2014	$22.85712	$19.86768	0
2015	$19.86768	$18.17071	0
2016	$18.17071	$19.04917	0
2017	$19.04917	$21.74574	0
2018	$21.74574	$17.98490	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.97919	$19.71012	0
2010	$19.71012	$22.06417	0
2011	$22.06417	$21.39420	0
2012	$21.39420	$24.07711	0
2013	$24.07711	$23.93349	0
2014	$23.93349	$23.83845	0
2015	$23.83845	$22.31255	0
2016	$22.31255	$22.46660	0
2017	$22.46660	$22.40121	0
2018	$22.40121	$22.33524	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.32176	$11.86248	135
2010	$11.86248	$13.87310	131
2011	$13.87310	$12.70270	137
2012	$12.70270	$14.08835	140
2013	$14.08835	$19.26380	130
2014	$19.26380	$20.38105	124
2015	$20.38105	$20.88162	119
2016	$20.88162	$20.83753	125
2017	$20.83753	$25.89394	114
2018	$25.89394	$24.34143	0
Invesco V.I. American Value Fund - Series I
2009	$8.84511	$12.04343	0
2010	$12.04343	$14.39990	0
2011	$14.39990	$14.21502	0
2012	$14.21502	$16.30913	0
2013	$16.30913	$21.41844	0
2014	$21.41844	$22.99211	0
2015	$22.99211	$20.43585	0
2016	$20.43585	$23.08669	0
2017	$23.08669	$24.83480	0
2018	$24.83480	$21.21838	0
Invesco V.I. American Value Fund - Series II
2009	$8.79369	$11.96934	0
2010	$11.96934	$14.30432	0
2011	$14.30432	$14.10730	0
2012	$14.10730	$16.15370	0
2013	$16.15370	$21.16150	0
2014	$21.16150	$22.65982	0
2015	$22.65982	$20.08910	0
2016	$20.08910	$22.64082	0
2017	$22.64082	$24.29289	0
2018	$24.29289	$20.70347	0
Invesco V.I. Comstock Fund - Series II
2009	$7.83235	$9.83708	1,181
2010	$9.83708	$11.13203	0
2011	$11.13203	$10.65916	0
2012	$10.65916	$12.39816	0
2013	$12.39816	$16.45033	0
2014	$16.45033	$17.55434	0
2015	$17.55434	$16.10621	0
2016	$16.10621	$18.43070	0
2017	$18.43070	$21.19884	0
2018	$21.19884	$18.17020	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.65709	$11.56980	2,301
2010	$11.56980	$12.67811	2,301
2011	$12.67811	$12.23984	2,301
2012	$12.23984	$13.45417	2,301
2013	$13.45417	$16.43450	2,301
2014	$16.43450	$17.48388	2,301
2015	$17.48388	$16.65884	2,301
2016	$16.65884	$18.71252	2,301
2017	$18.71252	$20.27893	2,301
2018	$20.27893	$17.90525	2,301

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.00916	$14.57805	107
2010	$14.57805	$15.99745	116
2011	$15.99745	$15.29388	118
2012	$15.29388	$17.10437	116
2013	$17.10437	$22.37932	109
2014	$22.37932	$24.07056	105
2015	$24.07056	$22.76336	108
2016	$22.76336	$26.59253	99
2017	$26.59253	$29.66588	98
2018	$29.66588	$25.07225	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.39428	$11.30955	0
2010	$11.30955	$14.07917	0
2011	$14.07917	$12.48230	0
2012	$12.48230	$13.62773	0
2013	$13.62773	$18.20848	0
2014	$18.20848	$19.17955	0
2015	$19.17955	$18.95492	0
2016	$18.95492	$18.64704	0
2017	$18.64704	$22.28068	0
2018	$22.28068	$20.51244	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.18446	$12.06567	0
2010	$12.06567	$13.25480	0
2011	$13.25480	$13.53349	0
2012	$13.53349	$14.89541	0
2013	$14.89541	$15.75990	0
2014	$15.75990	$16.08482	0
2015	$16.08482	$15.49168	0
2016	$15.49168	$16.99210	0
2017	$16.99210	$18.15383	0
2018	$18.15383	$17.04263	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.30709	$11.46779	0
2010	$11.46779	$13.35105	0
2011	$13.35105	$12.47293	0
2012	$12.47293	$13.49000	0
2013	$13.49000	$17.91299	0
2014	$17.91299	$18.77193	0
2015	$18.77193	$17.72851	0
2016	$17.72851	$20.07169	0
2017	$20.07169	$22.10446	0
2018	$22.10446	$19.85685	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.92848	$9.22029	0
2010	$9.22029	$10.58886	0
2011	$10.58886	$9.72760	0
2012	$9.72760	$10.66411	0
2013	$10.66411	$14.17513	0
2014	$14.17513	$14.92570	0
2015	$14.92570	$14.18081	0
2016	$14.18081	$16.24500	0
2017	$16.24500	$18.01834	0
2018	$18.01834	$16.18828	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.61022	$12.25757	0
2010	$12.25757	$14.73787	0
2011	$14.73787	$12.96718	0
2012	$12.96718	$14.47100	0
2013	$14.47100	$19.40241	0
2014	$19.40241	$20.12928	0
2015	$20.12928	$20.22451	0
2016	$20.22451	$20.02679	0
2017	$20.02679	$24.07989	0
2018	$24.07989	$22.87195	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.53314	$9.32915	0
2010	$9.32915	$11.44562	0
2011	$11.44562	$10.74626	0
2012	$10.74626	$12.03911	0
2013	$12.03911	$15.34589	0
2014	$15.34589	$16.74016	0
2015	$16.74016	$15.75340	0
2016	$15.75340	$17.93567	0
2017	$17.93567	$18.74420	0
2018	$18.74420	$15.57651	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.29452	$19.46455	160
2010	$19.46455	$20.89308	170
2011	$20.89308	$21.84367	164
2012	$21.84367	$25.18332	156
2013	$25.18332	$22.47483	214
2014	$22.47483	$22.61799	220
2015	$22.61799	$21.86257	225
2016	$21.86257	$23.64784	223
2017	$23.64784	$25.35103	229
2018	$25.35103	$23.04905	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.71483	$13.57858	0
2010	$13.57858	$15.14701	0
2011	$15.14701	$16.15680	0
2012	$16.15680	$18.26584	0
2013	$18.26584	$21.37869	0
2014	$21.37869	$21.85369	0
2015	$21.85369	$22.70081	0
2016	$22.70081	$23.40857	0
2017	$23.40857	$28.79649	0
2018	$28.79649	$27.66751	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.32022	$11.85372	271
2010	$11.85372	$14.24508	253
2011	$14.24508	$13.54382	253
2012	$13.54382	$15.15097	259
2013	$15.15097	$21.94356	230
2014	$21.94356	$22.82824	221
2015	$22.82824	$25.06121	200
2016	$25.06121	$24.11282	213
2017	$24.11282	$33.76680	175
2018	$33.76680	$35.51713	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.23052	$11.67946	0
2010	$11.67946	$14.00699	0
2011	$14.00699	$13.28428	0
2012	$13.28428	$14.81856	0
2013	$14.81856	$21.41146	0
2014	$21.41146	$22.21773	0
2015	$22.21773	$24.33203	0
2016	$24.33203	$23.34313	0
2017	$23.34313	$32.61440	0
2018	$32.61440	$34.22789	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.10813	$9.40171	0
2010	$9.40171	$12.16360	0
2011	$12.16360	$11.04402	0
2012	$11.04402	$11.71852	0
2013	$11.71852	$15.75848	0
2014	$15.75848	$15.69708	0
2015	$15.69708	$14.43357	0
2016	$14.43357	$12.86991	0
2017	$12.86991	$17.44978	0
2018	$17.44978	$18.86418	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.49038	$18.21110	0
2010	$18.21110	$23.07244	0
2011	$23.07244	$23.84607	0
2012	$23.84607	$26.96609	0
2013	$26.96609	$26.83759	0
2014	$26.83759	$33.97485	0
2015	$33.97485	$33.86966	0
2016	$33.86966	$35.29952	0
2017	$35.29952	$35.52269	0
2018	$35.52269	$31.97557	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.16583	$11.51348	0
2010	$11.51348	$12.29121	0
2011	$12.29121	$11.85738	0
2012	$11.85738	$13.19834	0
2013	$13.19834	$16.70846	0
2014	$16.70846	$18.81486	0
2015	$18.81486	$19.00419	0
2016	$19.00419	$18.13756	0
2017	$18.13756	$22.44596	0
2018	$22.44596	$20.64680	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.59089	$10.21767	0
2010	$10.21767	$11.26104	0
2011	$11.26104	$11.05722	0
2012	$11.05722	$12.12360	0
2013	$12.12360	$13.38000	0
2014	$13.38000	$14.13608	0
2015	$14.13608	$13.90491	0
2016	$13.90491	$14.27613	0
2017	$14.27613	$15.21534	0
2018	$15.21534	$14.05877	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.16674	$10.56488	0
2010	$10.56488	$13.14058	0
2011	$13.14058	$12.96085	0
2012	$12.96085	$14.72549	0
2013	$14.72549	$19.53432	0
2014	$19.53432	$20.16200	0
2015	$20.16200	$20.97223	0
2016	$20.97223	$20.94072	0
2017	$20.94072	$26.31444	0
2018	$26.31444	$24.11536	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.77626	$17.41436	0
2010	$17.41436	$19.70809	0
2011	$19.70809	$17.63338	0
2012	$17.63338	$20.85965	0
2013	$20.85965	$25.91006	0
2014	$25.91006	$25.86365	0
2015	$25.86365	$26.22621	0
2016	$26.22621	$25.61310	0
2017	$25.61310	$34.15681	0
2018	$34.15681	$28.93390	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.07314	$13.98261	1,117
2010	$13.98261	$15.69689	0
2011	$15.69689	$15.45367	0
2012	$15.45367	$17.10192	0
2013	$17.10192	$16.66599	0
2014	$16.66599	$16.70715	0
2015	$16.70715	$15.93403	0
2016	$15.93403	$16.56252	0
2017	$16.56252	$17.18037	0
2018	$17.18037	$16.04136	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.53070	$11.93156	0
2010	$11.93156	$13.51740	0
2011	$13.51740	$13.18039	0
2012	$13.18039	$15.03226	0
2013	$15.03226	$19.32576	0
2014	$19.32576	$20.86852	0
2015	$20.86852	$21.04566	0
2016	$21.04566	$22.91197	0
2017	$22.91197	$26.14251	0
2018	$26.14251	$23.49938	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.97532	$16.03309	0
2010	$16.03309	$19.29802	0
2011	$19.29802	$18.42639	0
2012	$18.42639	$21.20648	0
2013	$21.20648	$29.16863	0
2014	$29.16863	$31.85491	0
2015	$31.85491	$29.25854	0
2016	$29.25854	$33.67736	0
2017	$33.67736	$37.52784	0
2018	$37.52784	$32.83739	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.29144	$6.71052	0
2010	$6.71052	$7.30403	0
2011	$7.30403	$7.71098	0
2012	$7.71098	$8.30898	0
2013	$8.30898	$8.09612	0
2014	$8.09612	$8.46724	0
2015	$8.46724	$8.34010	0
2016	$8.34010	$8.40692	0
2017	$8.40692	$8.58416	0
2018	$8.58416	$8.28617	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.23426	316
2010	$12.23426	$13.47507	0
2011	$13.47507	$13.43382	0
2012	$13.43382	$15.67541	0
2013	$15.67541	$20.30236	0
2014	$20.30236	$22.37188	0
2015	$22.37188	$21.21609	0
2016	$21.21609	$23.58427	0
2017	$23.58427	$27.40269	0
2018	$27.40269	$24.52728	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.11498	$9.97134	0
2010	$9.97134	$10.80892	0
2011	$10.80892	$10.86553	0
2012	$10.86553	$11.95910	0
2013	$11.95910	$13.81387	0
2014	$13.81387	$14.95410	0
2015	$14.95410	$14.46124	0
2016	$14.46124	$15.27853	0
2017	$15.27853	$17.20109	0
2018	$17.20109	$16.29579	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.01582	$13.24552	0
2010	$13.24552	$14.85874	0
2011	$14.85874	$14.47322	0
2012	$14.47322	$16.16543	0
2013	$16.16543	$18.89369	0
2014	$18.89369	$20.22131	0
2015	$20.22131	$19.81266	0
2016	$19.81266	$20.68098	0
2017	$20.68098	$23.33419	0
2018	$23.33419	$21.16641	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.34781	$12.75305	0
2010	$12.75305	$12.78161	0
2011	$12.78161	$12.35502	0
2012	$12.35502	$14.77472	0
2013	$14.77472	$20.47242	0
2014	$20.47242	$25.55956	0
2015	$25.55956	$26.94645	0
2016	$26.94645	$23.36569	0
2017	$23.36569	$26.35451	0
2018	$26.35451	$25.62417	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.51526	$18.39205	0
2010	$18.39205	$18.31922	0
2011	$18.31922	$16.95000	0
2012	$16.95000	$17.41331	0
2013	$17.41331	$19.38518	0
2014	$19.38518	$21.72521	0
2015	$21.72521	$19.14232	0
2016	$19.14232	$19.09445	0
2017	$19.09445	$22.82031	0
2018	$22.82031	$22.21565	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.16625	$9.96428	1,567
2010	$9.96428	$9.74971	0
2011	$9.74971	$9.53784	0
2012	$9.53784	$9.32934	0
2013	$9.32934	$9.12593	0
2014	$9.12593	$8.92697	0
2015	$8.92697	$8.73234	0
2016	$8.73234	$8.54253	0
2017	$8.54253	$8.37714	0
2018	$8.37714	$8.29038	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04756	0
2017	$10.04756	$12.86669	0
2018	$12.86669	$12.88441	0
Putnam VT High Yield Fund - Class IB
2009	$11.38271	$16.72093	468
2010	$16.72093	$18.65144	0
2011	$18.65144	$18.56408	0
2012	$18.56408	$21.06334	0
2013	$21.06334	$22.22041	0
2014	$22.22041	$22.07250	0
2015	$22.07250	$20.43355	0
2016	$20.43355	$23.09508	0
2017	$23.09508	$24.16976	0
2018	$24.16976	$22.67913	0
Putnam VT Income Fund - Class IB
2009	$8.32198	$11.93762	1,309
2010	$11.93762	$12.82874	0
2011	$12.82874	$13.17606	0
2012	$13.17606	$14.27132	0
2013	$14.27132	$14.22003	0
2014	$14.22003	$14.80663	0
2015	$14.80663	$14.27111	0
2016	$14.27111	$14.23852	0
2017	$14.23852	$14.70818	0
2018	$14.70818	$14.41502	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.05890	$14.70024	0
2010	$14.70024	$15.82019	0
2011	$15.82019	$12.85366	0
2012	$12.85366	$15.32678	0
2013	$15.32678	$19.19950	0
2014	$19.19950	$17.50616	0
2015	$17.50616	$17.14673	0
2016	$17.14673	$16.36075	0
2017	$16.36075	$20.25929	0
2018	$20.25929	$16.02790	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.26669	$11.85758	0
2010	$11.85758	$13.21248	0
2011	$13.21248	$12.92926	0
2012	$12.92926	$14.77371	0
2013	$14.77371	$19.52595	0
2014	$19.52595	$21.75557	0
2015	$21.75557	$20.81577	0
2016	$20.81577	$22.81508	0
2017	$22.81508	$27.42068	0
2018	$27.42068	$24.77263	0
Putnam VT Research Fund - Class IB
2009	$9.06610	$11.81042	0
2010	$11.81042	$13.44379	0
2011	$13.44379	$12.92019	0
2012	$12.92019	$14.90093	0
2013	$14.90093	$19.43722	0
2014	$19.43722	$21.83679	0
2015	$21.83679	$21.02850	0
2016	$21.02850	$22.64272	0
2017	$22.64272	$27.32169	0
2018	$27.32169	$25.46435	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.25992	$13.26027	0
2010	$13.26027	$15.50671	0
2011	$15.50671	$14.39678	0
2012	$14.39678	$16.44074	0
2013	$16.44074	$21.94074	0
2014	$21.94074	$24.35521	0
2015	$24.35521	$23.75276	0
2016	$23.75276	$25.04374	0
2017	$25.04374	$31.65879	0
2018	$31.65879	$30.49263	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1,
2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV
Death Benefit Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 0-70)
Mortality & Expense = 2.10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.55874	$8.68155	161
2010	$8.68155	$9.91879	0
2011	$9.91879	$9.42225	0
2012	$9.42225	$10.69194	0
2013	$10.69194	$13.68095	0
2014	$13.68095	$14.92563	0
2015	$14.92563	$14.64440	0
2016	$14.64440	$15.41616	0
2017	$15.41616	$18.31816	0
2018	$18.31816	$16.71027	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.06368	$9.76649	0
2010	$9.76649	$10.74022	0
2011	$10.74022	$10.44996	0
2012	$10.44996	$11.39277	0
2013	$11.39277	$12.60095	0
2014	$12.60095	$12.83089	0
2015	$12.83089	$12.47055	0
2016	$12.47055	$12.82311	0
2017	$12.82311	$14.13530	0
2018	$14.13530	$13.22314	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.36522	$9.25107	0
2010	$9.25107	$10.33462	0
2011	$10.33462	$9.97308	0
2012	$9.97308	$11.01781	0
2013	$11.01781	$12.44877	0
2014	$12.44877	$12.72267	0
2015	$12.72267	$12.37424	0
2016	$12.37424	$12.79330	0
2017	$12.79330	$14.53552	0
2018	$14.53552	$13.33954	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.85084	$8.78106	0
2010	$8.78106	$9.94356	0
2011	$9.94356	$9.44140	0
2012	$9.44140	$10.62519	0
2013	$10.62519	$12.60460	0
2014	$12.60460	$12.90014	0
2015	$12.90014	$12.53794	0
2016	$12.53794	$13.03253	0
2017	$13.03253	$15.37203	0
2018	$15.37203	$13.81031	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.30171	$10.41930	0
2010	$10.41930	$10.91936	0
2011	$10.91936	$10.81813	0
2012	$10.81813	$11.23123	0
2013	$11.23123	$11.54569	0
2014	$11.54569	$11.68045	0
2015	$11.68045	$11.34793	0
2016	$11.34793	$11.55138	0
2017	$11.55138	$12.23235	0
2018	$12.23235	$11.68055	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.37572	0
2016	$17.37572	$16.98965	0
2017	$16.98965	$22.27826	0
2018	$22.27826	$24.42631	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.79654	$8.38751	0
2010	$8.38751	$9.40274	0
2011	$9.40274	$9.35179	0
2012	$9.35179	$10.56546	0
2013	$10.56546	$13.61782	0
2014	$13.61782	$15.07417	0
2015	$15.07417	$14.88842	0
2016	$14.88842	$16.23344	0
2017	$16.23344	$19.26064	0
2018	$19.26064	$17.92941	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.53695	$8.92639	0
2010	$8.92639	$11.21427	0
2011	$11.21427	$9.76864	0
2012	$9.76864	$10.93435	0
2013	$10.93435	$14.51646	0
2014	$14.51646	$15.03955	0
2015	$15.03955	$14.45576	0
2016	$14.45576	$15.80987	0
2017	$15.80987	$18.62366	0
2018	$18.62366	$15.50899	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.89654	$12.23778	210
2010	$12.23778	$13.95219	209
2011	$13.95219	$13.96136	209
2012	$13.96136	$15.30939	208
2013	$15.30939	$19.38759	208
2014	$19.38759	$20.67431	208
2015	$20.67431	$20.01718	140
2016	$20.01718	$21.83340	45
2017	$21.83340	$24.72020	0
2018	$24.72020	$23.04815	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.94080	$11.84585	4,147
2010	$11.84585	$13.04160	3,583
2011	$13.04160	$13.04745	3,318
2012	$13.04745	$14.36093	3,056
2013	$14.36093	$15.98841	2,827
2014	$15.98841	$16.34338	2,621
2015	$16.34338	$14.84253	2,407
2016	$14.84253	$16.53754	842
2017	$16.53754	$17.72498	0
2018	$17.72498	$16.57384	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.46455	$9.46214	1,283
2010	$9.46214	$10.31711	1,261
2011	$10.31711	$9.92948	1,234
2012	$9.92948	$10.90183	1,200
2013	$10.90183	$13.70257	1,055
2014	$13.70257	$15.05717	941
2015	$15.05717	$15.53976	850
2016	$15.53976	$14.91267	878
2017	$14.91267	$18.67014	752
2018	$18.67014	$17.97499	701
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.37668	$10.09328	1,232
2010	$10.09328	$11.04169	1,142
2011	$11.04169	$10.46999	1,057
2012	$10.46999	$11.59617	974
2013	$11.59617	$14.45983	901
2014	$14.45983	$14.93523	835
2015	$14.93523	$14.06049	767
2016	$14.06049	$15.41228	268
2017	$15.41228	$16.35696	0
2018	$16.35696	$14.18956	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.77254	$13.26770	2,137
2010	$13.26770	$14.41539	1,991
2011	$14.41539	$13.93913	1,848
2012	$13.93913	$15.55911	1,707
2013	$15.55911	$19.49957	1,490
2014	$19.49957	$20.41002	1,382
2015	$20.41002	$18.95805	1,269
2016	$18.95805	$21.49993	444
2017	$21.49993	$22.76515	0
2018	$22.76515	$20.22722	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.27072	$16.74733	255
2010	$16.74733	$20.98256	241
2011	$20.98256	$19.73198	235
2012	$19.73198	$22.82419	231
2013	$22.82419	$30.38363	96
2014	$30.38363	$29.85720	96
2015	$29.85720	$27.01828	65
2016	$27.01828	$34.37148	21
2017	$34.37148	$37.16814	0
2018	$37.16814	$31.64061	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.17455	$15.67653	0
2010	$15.67653	$19.54927	0
2011	$19.54927	$18.17960	0
2012	$18.17960	$19.68967	0
2013	$19.68967	$26.57975	0
2014	$26.57975	$27.91162	0
2015	$27.91162	$26.54761	0
2016	$26.54761	$27.02304	0
2017	$27.02304	$32.06023	0
2018	$32.06023	$29.64353	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.36331	$11.44674	0
2010	$11.44674	$11.77559	0
2011	$11.77559	$12.16032	0
2012	$12.16032	$12.10534	0
2013	$12.10534	$11.56336	0
2014	$11.56336	$11.68091	0
2015	$11.68091	$11.46756	0
2016	$11.46756	$11.28003	0
2017	$11.28003	$11.17121	0
2018	$11.17121	$10.95234	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.51838	$31.22978	0
2010	$31.22978	$35.88195	0
2011	$35.88195	$29.50190	0
2012	$29.50190	$32.61865	0
2013	$32.61865	$31.57775	0
2014	$31.57775	$28.26523	0
2015	$28.26523	$22.20344	0
2016	$22.20344	$25.48086	0
2017	$25.48086	$34.96479	0
2018	$34.96479	$28.76771	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.14007	$17.59516	2,617
2010	$17.59516	$18.63789	2,461
2011	$18.63789	$16.27490	2,345
2012	$16.27490	$18.80069	2,156
2013	$18.80069	$22.59020	1,988
2014	$22.59020	$19.61556	1,927
2015	$19.61556	$17.92177	1,806
2016	$17.92177	$18.76904	918
2017	$18.76904	$21.40439	431
2018	$21.40439	$17.68466	455
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.86697	$19.55982	0
2010	$19.55982	$21.87356	0
2011	$21.87356	$21.18774	0
2012	$21.18774	$23.82032	0
2013	$23.82032	$23.65403	0
2014	$23.65403	$23.53601	0
2015	$23.53601	$22.00694	0
2016	$22.00694	$22.13629	0
2017	$22.13629	$22.04963	0
2018	$22.04963	$21.96245	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.27334	$11.77199	238
2010	$11.77199	$13.75320	237
2011	$13.75320	$12.58007	237
2012	$12.58007	$13.93805	236
2013	$13.93805	$19.03881	236
2014	$19.03881	$20.12242	236
2015	$20.12242	$20.59555	158
2016	$20.59555	$20.53112	51
2017	$20.53112	$25.48749	0
2018	$25.48749	$23.93511	0
Invesco V.I. American Value Fund - Series I
2009	$8.80294	$11.97375	0
2010	$11.97375	$14.30197	0
2011	$14.30197	$14.10394	0
2012	$14.10394	$16.16511	0
2013	$16.16511	$21.20763	0
2014	$21.20763	$22.74253	0
2015	$22.74253	$20.19334	0
2016	$20.19334	$22.78946	0
2017	$22.78946	$24.49039	0
2018	$24.49039	$20.90293	0
Invesco V.I. American Value Fund - Series II
2009	$8.75175	$11.90010	205
2010	$11.90010	$14.20706	182
2011	$14.20706	$13.99710	171
2012	$13.99710	$16.01109	158
2013	$16.01109	$20.95325	132
2014	$20.95325	$22.41389	118
2015	$22.41389	$19.85075	121
2016	$19.85075	$22.34936	104
2017	$22.34936	$23.95604	103
2018	$23.95604	$20.39573	105
Invesco V.I. Comstock Fund - Series II
2009	$7.79502	$9.78018	184
2010	$9.78018	$11.05634	178
2011	$11.05634	$10.57589	184
2012	$10.57589	$12.28870	173
2013	$12.28870	$16.28844	146
2014	$16.28844	$17.36381	141
2015	$17.36381	$15.91510	151
2016	$15.91510	$18.19345	137
2017	$18.19345	$20.90489	130
2018	$20.90489	$17.90012	142
Invesco V.I. Equity and Income Fund - Series II
2009	$9.61107	$11.50289	0
2010	$11.50289	$12.59191	0
2011	$12.59191	$12.14422	0
2012	$12.14422	$13.33539	0
2013	$13.33539	$16.27278	0
2014	$16.27278	$17.29414	0
2015	$17.29414	$16.46121	0
2016	$16.46121	$18.47167	0
2017	$18.47167	$19.99777	0
2018	$19.99777	$17.63913	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.92978	$14.46687	389
2010	$14.46687	$15.85924	407
2011	$15.85924	$15.14629	402
2012	$15.14629	$16.92194	390
2013	$16.92194	$22.11801	107
2014	$22.11801	$23.76518	103
2015	$23.76518	$22.45158	107
2016	$22.45158	$26.20158	95
2017	$26.20158	$29.20033	93
2018	$29.20033	$24.65380	103
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.35901	$11.24409	232
2010	$11.24409	$13.98340	211
2011	$13.98340	$12.38473	213
2012	$12.38473	$13.50735	221
2013	$13.50735	$18.02920	0
2014	$18.02920	$18.97128	0
2015	$18.97128	$18.72991	0
2016	$18.72991	$18.40689	0
2017	$18.40689	$21.97159	0
2018	$21.97159	$20.20739	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.14462	$12.00106	562
2010	$12.00106	$13.17036	544
2011	$13.17036	$13.43356	500
2012	$13.43356	$14.77027	486
2013	$14.77027	$15.61153	506
2014	$15.61153	$15.91710	490
2015	$15.91710	$15.31447	474
2016	$15.31447	$16.78062	425
2017	$16.78062	$17.90983	427
2018	$17.90983	$16.79655	407
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.26673	$11.40637	129
2010	$11.40637	$13.26599	0
2011	$13.26599	$12.38081	0
2012	$12.38081	$13.37665	0
2013	$13.37665	$17.74435	0
2014	$17.74435	$18.57618	0
2015	$18.57618	$17.52570	0
2016	$17.52570	$19.82185	0
2017	$19.82185	$21.80734	0
2018	$21.80734	$19.57010	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.89408	$9.17090	275
2010	$9.17090	$10.52139	0
2011	$10.52139	$9.65575	0
2012	$9.65575	$10.57449	0
2013	$10.57449	$14.04163	0
2014	$14.04163	$14.77002	0
2015	$14.77002	$14.01855	0
2016	$14.01855	$16.04277	0
2017	$16.04277	$17.77612	0
2018	$17.77612	$15.95449	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.57287	$12.19195	200
2010	$12.19195	$14.64400	177
2011	$14.64400	$12.87143	186
2012	$12.87143	$14.34942	176
2013	$14.34942	$19.21974	144
2014	$19.21974	$19.91938	133
2015	$19.91938	$19.99316	120
2016	$19.99316	$19.77752	117
2017	$19.77752	$23.75623	104
2018	$23.75623	$22.54169	95
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.50045	$9.27918	134
2010	$9.27918	$11.37269	0
2011	$11.37269	$10.66688	0
2012	$10.66688	$11.93794	0
2013	$11.93794	$15.20138	0
2014	$15.20138	$16.56555	0
2015	$16.56555	$15.57313	0
2016	$15.57313	$17.71236	0
2017	$17.71236	$18.49217	0
2018	$18.49217	$15.35151	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.19340	$19.31612	0
2010	$19.31612	$20.71256	0
2011	$20.71256	$21.63285	0
2012	$21.63285	$24.91472	0
2013	$24.91472	$22.21237	0
2014	$22.21237	$22.33102	0
2015	$22.33102	$21.56311	0
2016	$21.56311	$23.30016	0
2017	$23.30016	$24.95317	0
2018	$24.95317	$22.66434	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.66015	$13.49548	0
2010	$13.49548	$15.03895	0
2011	$15.03895	$16.02517	0
2012	$16.02517	$18.09848	0
2013	$18.09848	$21.16116	0
2014	$21.16116	$21.60921	0
2015	$21.60921	$22.42391	0
2016	$22.42391	$23.09947	0
2017	$23.09947	$28.38764	0
2018	$28.38764	$27.24707	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.28533	$11.78517	137
2010	$11.78517	$14.14823	136
2011	$14.14823	$13.43801	136
2012	$13.43801	$15.01719	136
2013	$15.01719	$21.72760	136
2014	$21.72760	$22.58046	135
2015	$22.58046	$24.76385	91
2016	$24.76385	$23.80242	30
2017	$23.80242	$33.29856	0
2018	$33.29856	$34.98918	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.19603	$11.61188	0
2010	$11.61188	$13.91173	0
2011	$13.91173	$13.18047	0
2012	$13.18047	$14.68771	0
2013	$14.68771	$21.20072	0
2014	$21.20072	$21.97657	0
2015	$21.97657	$24.04333	0
2016	$24.04333	$23.04265	0
2017	$23.04265	$32.16221	0
2018	$32.16221	$33.71917	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.09141	$9.36639	456
2010	$9.36639	$12.10556	373
2011	$12.10556	$10.98010	381
2012	$10.98010	$11.63876	379
2013	$11.63876	$15.63525	311
2014	$15.63525	$15.55838	298
2015	$15.55838	$14.29140	296
2016	$14.29140	$12.73015	318
2017	$12.73015	$17.24292	250
2018	$17.24292	$18.62169	202
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.39454	$18.07214	0
2010	$18.07214	$22.87303	0
2011	$22.87303	$23.61587	0
2012	$23.61587	$26.67842	0
2013	$26.67842	$26.52414	0
2014	$26.52414	$33.54376	0
2015	$33.54376	$33.40573	0
2016	$33.40573	$34.78055	0
2017	$34.78055	$34.96518	0
2018	$34.96518	$31.44188	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.11862	$11.43522	157
2010	$11.43522	$12.19517	161
2011	$12.19517	$11.75275	165
2012	$11.75275	$13.06847	163
2013	$13.06847	$16.52716	144
2014	$16.52716	$18.59168	132
2015	$18.59168	$18.75956	127
2016	$18.75956	$17.88583	139
2017	$17.88583	$22.11218	123
2018	$22.11218	$20.31918	125
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.53408	$10.13972	589
2010	$10.13972	$11.16372	0
2011	$11.16372	$10.95050	0
2012	$10.95050	$11.99429	0
2013	$11.99429	$13.22374	0
2014	$13.22374	$13.95672	0
2015	$13.95672	$13.71444	0
2016	$13.71444	$14.06621	0
2017	$14.06621	$14.97651	0
2018	$14.97651	$13.82410	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.11273	$10.48426	0
2010	$10.48426	$13.02698	0
2011	$13.02698	$12.83569	0
2012	$12.83569	$14.56834	0
2013	$14.56834	$19.30611	0
2014	$19.30611	$19.90608	0
2015	$19.90608	$20.68487	0
2016	$20.68487	$20.63273	0
2017	$20.63273	$25.90132	0
2018	$25.90132	$23.71273	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.69178	$17.28154	81
2010	$17.28154	$19.53779	0
2011	$19.53779	$17.46316	0
2012	$17.46316	$20.63712	0
2013	$20.63712	$25.60746	0
2014	$25.60746	$25.53546	0
2015	$25.53546	$25.86695	0
2016	$25.86695	$25.23649	0
2017	$25.23649	$33.62070	0
2018	$33.62070	$28.45092	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.99333	$13.87598	1,032
2010	$13.87598	$15.56126	1,017
2011	$15.56126	$15.30452	1,006
2012	$15.30452	$16.91951	1,051
2013	$16.91951	$16.47137	860
2014	$16.47137	$16.49517	887
2015	$16.49517	$15.71577	808
2016	$15.71577	$16.31899	673
2017	$16.31899	$16.91071	642
2018	$16.91071	$15.77359	646
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.46771	$11.84058	765
2010	$11.84058	$13.40063	731
2011	$13.40063	$13.05320	721
2012	$13.05320	$14.87196	683
2013	$14.87196	$19.10013	591
2014	$19.10013	$20.60381	549
2015	$20.60381	$20.75746	520
2016	$20.75746	$22.57518	485
2017	$22.57518	$25.73231	460
2018	$25.73231	$23.10724	470
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.89616	$15.91082	85
2010	$15.91082	$19.13130	77
2011	$19.13130	$18.24857	74
2012	$18.24857	$20.98032	72
2013	$20.98032	$28.82809	0
2014	$28.82809	$31.45084	0
2015	$31.45084	$28.85786	0
2016	$28.85786	$33.18231	0
2017	$33.18231	$36.93895	0
2018	$36.93895	$32.28937	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.26414	$6.67458	1,380
2010	$6.67458	$7.25750	1,344
2011	$7.25750	$7.65404	1,171
2012	$7.65404	$8.23918	1,148
2013	$8.23918	$8.01990	1,290
2014	$8.01990	$8.37896	1,193
2015	$8.37896	$8.24470	1,104
2016	$8.24470	$8.30228	1,046
2017	$8.30228	$8.46876	1,091
2018	$8.46876	$8.16651	985
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.14094	399
2010	$12.14094	$13.35863	390
2011	$13.35863	$13.30416	371
2012	$13.30416	$15.50821	340
2013	$15.50821	$20.06530	291
2014	$20.06530	$22.08805	260
2015	$22.08805	$20.92548	258
2016	$20.92548	$23.23751	232
2017	$23.23751	$26.97260	215
2018	$26.97260	$24.11790	217
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.06133	$9.89531	0
2010	$9.89531	$10.71555	0
2011	$10.71555	$10.76068	0
2012	$10.76068	$11.83156	0
2013	$11.83156	$13.65260	0
2014	$13.65260	$14.76440	0
2015	$14.76440	$14.26318	0
2016	$14.26318	$15.05392	0
2017	$15.05392	$16.93116	0
2018	$16.93116	$16.02384	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.94961	$13.14452	0
2010	$13.14452	$14.73039	0
2011	$14.73039	$14.33356	0
2012	$14.33356	$15.99305	0
2013	$15.99305	$18.67311	0
2014	$18.67311	$19.96481	0
2015	$19.96481	$19.54134	0
2016	$19.54134	$20.37698	0
2017	$20.37698	$22.96805	0
2018	$22.96805	$20.81321	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.27941	$12.65580	0
2010	$12.65580	$12.67119	0
2011	$12.67119	$12.23579	0
2012	$12.23579	$14.61715	0
2013	$14.61715	$20.23340	0
2014	$20.23340	$25.23535	0
2015	$25.23535	$26.57745	0
2016	$26.57745	$23.02222	0
2017	$23.02222	$25.94095	0
2018	$25.94095	$25.19654	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.39954	$18.25185	0
2010	$18.25185	$18.16102	0
2011	$18.16102	$16.78646	0
2012	$16.78646	$17.22763	0
2013	$17.22763	$19.15887	0
2014	$19.15887	$21.44964	0
2015	$21.44964	$18.88019	0
2016	$18.88019	$18.81378	0
2017	$18.81378	$22.46223	0
2018	$22.46223	$21.84493	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.09906	$9.88830	930
2010	$9.88830	$9.66547	1,025
2011	$9.66547	$9.44580	1,013
2012	$9.44580	$9.22983	1,123
2013	$9.22983	$9.01937	1,092
2014	$9.01937	$8.81372	1,146
2015	$8.81372	$8.61274	1,123
2016	$8.61274	$8.41694	1,164
2017	$8.41694	$8.24567	1,286
2018	$8.24567	$8.15201	1,200
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04638	0
2017	$10.04638	$12.85226	0
2018	$12.85226	$12.85693	0
Putnam VT High Yield Fund - Class IB
2009	$11.30748	$16.59346	228
2010	$16.59346	$18.49036	218
2011	$18.49036	$18.38500	205
2012	$18.38500	$20.83877	192
2013	$20.83877	$21.96104	126
2014	$21.96104	$21.79256	122
2015	$21.79256	$20.15377	120
2016	$20.15377	$22.75564	102
2017	$22.75564	$23.79055	104
2018	$23.79055	$22.30071	96
Putnam VT Income Fund - Class IB
2009	$8.26697	$11.84658	1,090
2010	$11.84658	$12.71789	1,090
2011	$12.71789	$13.04891	1,009
2012	$13.04891	$14.11912	1,002
2013	$14.11912	$14.05400	996
2014	$14.05400	$14.61879	965
2015	$14.61879	$14.07565	945
2016	$14.07565	$14.02920	946
2017	$14.02920	$14.47736	988
2018	$14.47736	$14.17446	917

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.97918	$14.58812	340
2010	$14.58812	$15.68350	357
2011	$15.68350	$12.72958	395
2012	$12.72958	$15.16327	366
2013	$15.16327	$18.97527	146
2014	$18.97527	$17.28400	153
2015	$17.28400	$16.91182	142
2016	$16.91182	$16.12013	144
2017	$16.12013	$19.94123	124
2018	$19.94123	$15.76030	136
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.20541	$11.76713	0
2010	$11.76713	$13.09829	0
2011	$13.09829	$12.80444	0
2012	$12.80444	$14.61609	0
2013	$14.61609	$19.29790	0
2014	$19.29790	$21.47949	0
2015	$21.47949	$20.53061	0
2016	$20.53061	$22.47961	0
2017	$22.47961	$26.99029	0
2018	$26.99029	$24.35914	0
Putnam VT Research Fund - Class IB
2009	$9.00616	$11.72034	0
2010	$11.72034	$13.32763	0
2011	$13.32763	$12.79549	0
2012	$12.79549	$14.74199	0
2013	$14.74199	$19.21024	0
2014	$19.21024	$21.55973	0
2015	$21.55973	$20.74047	0
2016	$20.74047	$22.30981	0
2017	$22.30981	$26.89290	0
2018	$26.89290	$25.03933	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.19208	$13.15913	0
2010	$13.15913	$15.37274	0
2011	$15.37274	$14.25783	0
2012	$14.25783	$16.26539	0
2013	$16.26539	$21.68456	0
2014	$21.68456	$24.04623	0
2015	$24.04623	$23.42744	0
2016	$23.42744	$24.67555	0
2017	$24.67555	$31.16196	0
2018	$31.16196	$29.98372	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1,
2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added on or after
May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.15

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.54974	$8.66519	0
2010	$8.66519	$9.89506	3,165
2011	$9.89506	$9.39491	3,238
2012	$9.39491	$10.65543	1,212
2013	$10.65543	$13.62728	2,506
2014	$13.62728	$14.85947	2,644
2015	$14.85947	$14.57202	1,572
2016	$14.57202	$15.33214	1,557
2017	$15.33214	$18.20914	1,542
2018	$18.20914	$16.60240	1,527
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.05264	$9.74812	0
2010	$9.74812	$10.71454	0
2011	$10.71454	$10.41964	0
2012	$10.41964	$11.35388	0
2013	$11.35388	$12.55150	0
2014	$12.55150	$12.77399	0
2015	$12.77399	$12.40890	0
2016	$12.40890	$12.75321	0
2017	$12.75321	$14.05118	0
2018	$14.05118	$13.13779	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.35514	$9.23369	0
2010	$9.23369	$10.30993	0
2011	$10.30993	$9.94416	0
2012	$9.94416	$10.98024	0
2013	$10.98024	$12.39998	0
2014	$12.39998	$12.66631	0
2015	$12.66631	$12.31312	0
2016	$12.31312	$12.72362	0
2017	$12.72362	$14.44906	0
2018	$14.44906	$13.25347	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.84146	$8.76455	0
2010	$8.76455	$9.91979	0
2011	$9.91979	$9.41402	0
2012	$9.41402	$10.58895	0
2013	$10.58895	$12.55519	0
2014	$12.55519	$12.84300	0
2015	$12.84300	$12.47602	0
2016	$12.47602	$12.96155	0
2017	$12.96155	$15.28061	0
2018	$15.28061	$13.72121	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.28899	$10.39973	0
2010	$10.39973	$10.89328	0
2011	$10.89328	$10.78677	0
2012	$10.78677	$11.19292	0
2013	$11.19292	$11.50041	0
2014	$11.50041	$11.62869	0
2015	$11.62869	$11.29186	0
2016	$11.29186	$11.48845	0
2017	$11.48845	$12.15958	0
2018	$12.15958	$11.60518	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.28995	1,140
2016	$17.28995	$16.89716	1,148
2017	$16.89716	$22.14584	893
2018	$22.14584	$24.26882	702
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.78723	$8.37174	0
2010	$8.37174	$9.38026	0
2011	$9.38026	$9.32467	1,688
2012	$9.32467	$10.52942	0
2013	$10.52942	$13.56443	2,739
2014	$13.56443	$15.00739	3,165
2015	$15.00739	$14.81487	3,136
2016	$14.81487	$16.14500	3,106
2017	$16.14500	$19.14607	3,076
2018	$19.14607	$17.81373	3,046
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.52799	$8.90959	9,710
2010	$8.90959	$11.18742	1,872
2011	$11.18742	$9.74028	0
2012	$9.74028	$10.89703	0
2013	$10.89703	$14.45951	0
2014	$14.45951	$14.97289	0
2015	$14.97289	$14.38432	0
2016	$14.38432	$15.72372	0
2017	$15.72372	$18.51284	0
2018	$18.51284	$15.40889	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.87606	$12.20619	7,733
2010	$12.20619	$13.90907	6,385
2011	$13.90907	$13.91111	6,606
2012	$13.91111	$15.24646	3,000
2013	$15.24646	$19.29804	2,754
2014	$19.29804	$20.56829	2,359
2015	$20.56829	$19.90433	1,478
2016	$19.90433	$21.69924	1,362
2017	$21.69924	$24.55591	1,256
2018	$24.55591	$22.88338	1,138

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.91946	$11.81154	0
2010	$11.81154	$12.99719	8,581
2011	$12.99719	$12.99638	1,473
2012	$12.99638	$14.29738	3,478
2013	$14.29738	$15.90952	0
2014	$15.90952	$16.25442	942
2015	$16.25442	$14.75417	895
2016	$14.75417	$16.43071	793
2017	$16.43071	$17.60160	754
2018	$17.60160	$16.45013	661
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.44833	$9.43675	3,277
2010	$9.43675	$10.28417	3,180
2011	$10.28417	$9.89273	3,107
2012	$9.89273	$10.85590	2,872
2013	$10.85590	$13.63787	2,602
2014	$13.63787	$14.97840	2,375
2015	$14.97840	$15.45056	1,811
2016	$15.45056	$14.81951	1,543
2017	$14.81951	$18.54415	1,428
2018	$18.54415	$17.84465	1,278
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.36521	$10.07431	15,105
2010	$10.07431	$11.01530	9,335
2011	$11.01530	$10.43963	2,221
2012	$10.43963	$11.55663	2,207
2013	$11.55663	$14.40315	2,605
2014	$14.40315	$14.86907	3,338
2015	$14.86907	$13.99103	3,209
2016	$13.99103	$15.32830	3,051
2017	$15.32830	$16.25965	2,996
2018	$16.25965	$14.09801	2,941
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.75023	$13.23346	4,473
2010	$13.23346	$14.37084	2,815
2011	$14.37084	$13.88896	2,473
2012	$13.88896	$15.49517	1,731
2013	$15.49517	$19.40949	1,498
2014	$19.40949	$20.30533	1,256
2015	$20.30533	$18.85115	1,207
2016	$18.85115	$21.36779	1,198
2017	$21.36779	$22.61383	1,265
2018	$22.61383	$20.08259	1,243
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.24324	$16.70411	9,185
2010	$16.70411	$20.91772	9,067
2011	$20.91772	$19.66095	7,899
2012	$19.66095	$22.73036	7,681
2013	$22.73036	$30.24325	6,626
2014	$30.24325	$29.70405	1,647
2015	$29.70405	$26.86593	1,198
2016	$26.86593	$34.16024	1,032
2017	$34.16024	$36.92109	1,017
2018	$36.92109	$31.41437	837

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.15142	$15.63608	0
2010	$15.63608	$19.48886	0
2011	$19.48886	$18.11416	0
2012	$18.11416	$19.60874	0
2013	$19.60874	$26.45697	0
2014	$26.45697	$27.76845	0
2015	$27.76845	$26.39792	0
2016	$26.39792	$26.85697	0
2017	$26.85697	$31.84715	0
2018	$31.84715	$29.43159	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.33620	$11.41360	47,685
2010	$11.41360	$11.73548	46,800
2011	$11.73548	$12.11272	45,496
2012	$12.11272	$12.05177	45,178
2013	$12.05177	$11.50628	32,011
2014	$11.50628	$11.61731	29,998
2015	$11.61731	$11.39931	29,816
2016	$11.39931	$11.20718	29,801
2017	$11.20718	$11.09348	29,751
2018	$11.09348	$10.87061	8,607
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.48006	$31.14923	6,506
2010	$31.14923	$35.77112	5,499
2011	$35.77112	$29.39574	3,603
2012	$29.39574	$32.48461	3,448
2013	$32.48461	$31.43189	3,287
2014	$31.43189	$28.12027	1,799
2015	$28.12027	$22.07824	1,620
2016	$22.07824	$25.32427	1,515
2017	$25.32427	$34.73243	1,383
2018	$34.73243	$28.56205	1,332
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.11290	$17.54980	23,017
2010	$17.54980	$18.58035	18,728
2011	$18.58035	$16.21635	15,581
2012	$16.21635	$18.72345	15,278
2013	$18.72345	$22.48588	13,387
2014	$22.48588	$19.51498	4,554
2015	$19.51498	$17.82074	3,821
2016	$17.82074	$18.65371	3,485
2017	$18.65371	$21.26216	1,464
2018	$21.26216	$17.55824	1,404
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.83208	$19.50939	0
2010	$19.50939	$21.80601	0
2011	$21.80601	$21.11153	0
2012	$21.11153	$23.72248	0
2013	$23.72248	$23.54484	0
2014	$23.54484	$23.41536	0
2015	$23.41536	$21.88292	0
2016	$21.88292	$22.00031	0
2017	$22.00031	$21.90314	0
2018	$21.90314	$21.80548	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.25829	$11.74163	18,777
2010	$11.74163	$13.71072	20,728
2011	$13.71072	$12.53481	19,024
2012	$12.53481	$13.88078	19,112
2013	$13.88078	$18.95090	15,434
2014	$18.95090	$20.01927	669
2015	$20.01927	$20.47948	200
2016	$20.47948	$20.40500	890
2017	$20.40500	$25.31816	792
2018	$25.31816	$23.76404	794
Invesco V.I. American Value Fund - Series I
2009	$8.78193	$11.93906	7,606
2010	$11.93906	$14.25325	8,909
2011	$14.25325	$14.04872	8,174
2012	$14.04872	$16.09356	7,662
2013	$16.09356	$21.10295	7,154
2014	$21.10295	$22.61871	0
2015	$22.61871	$20.07312	0
2016	$20.07312	$22.64222	0
2017	$22.64222	$24.31989	0
2018	$24.31989	$20.74689	0
Invesco V.I. American Value Fund - Series II
2009	$8.73086	$11.86561	17,687
2010	$11.86561	$14.15864	11,305
2011	$14.15864	$13.94226	8,099
2012	$13.94226	$15.94018	7,768
2013	$15.94018	$20.84979	7,332
2014	$20.84979	$22.29181	3,277
2015	$22.29181	$19.73252	1,932
2016	$19.73252	$22.20491	1,775
2017	$22.20491	$23.78919	1,705
2018	$23.78919	$20.24342	1,643
Invesco V.I. Comstock Fund - Series II
2009	$7.77641	$9.75184	642
2010	$9.75184	$11.01867	545
2011	$11.01867	$10.53447	515
2012	$10.53447	$12.23429	462
2013	$12.23429	$16.20803	289
2014	$16.20803	$17.26925	251
2015	$17.26925	$15.82034	232
2016	$15.82034	$18.07590	210
2017	$18.07590	$20.75935	214
2018	$20.75935	$17.76649	203
Invesco V.I. Equity and Income Fund - Series II
2009	$9.58813	$11.46957	333
2010	$11.46957	$12.54901	328
2011	$12.54901	$12.09667	0
2012	$12.09667	$13.27636	0
2013	$13.27636	$16.19245	0
2014	$16.19245	$17.19996	0
2015	$17.19996	$16.36317	0
2016	$16.36317	$18.35229	0
2017	$18.35229	$19.85851	0
2018	$19.85851	$17.50742	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.90510	$14.42956	6,298
2010	$14.42956	$15.81024	6,118
2011	$15.81024	$15.09178	4,833
2012	$15.09178	$16.85239	4,130
2013	$16.85239	$22.01585	2,638
2014	$22.01585	$23.64330	2,410
2015	$23.64330	$22.32501	2,975
2016	$22.32501	$26.04057	2,929
2017	$26.04057	$29.00625	895
2018	$29.00625	$24.47753	885
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.34144	$11.21152	532
2010	$11.21152	$13.93577	503
2011	$13.93577	$12.33624	0
2012	$12.33624	$13.44756	0
2013	$13.44756	$17.94022	0
2014	$17.94022	$18.86799	0
2015	$18.86799	$18.61841	0
2016	$18.61841	$18.28798	0
2017	$18.28798	$21.81865	0
2018	$21.81865	$20.05656	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.12477	$11.96888	2,769
2010	$11.96888	$13.12833	4,858
2011	$13.12833	$13.38385	3,161
2012	$13.38385	$14.70808	6,373
2013	$14.70808	$15.53785	5,488
2014	$15.53785	$15.83388	2,158
2015	$15.83388	$15.22660	1,789
2016	$15.22660	$16.67581	2,321
2017	$16.67581	$17.78900	2,318
2018	$17.78900	$16.67478	2,203
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.24659	$11.37577	1,878
2010	$11.37577	$13.22363	419
2011	$13.22363	$12.33498	422
2012	$12.33498	$13.32030	433
2013	$13.32030	$17.66057	405
2014	$17.66057	$18.47902	407
2015	$18.47902	$17.42510	414
2016	$17.42510	$19.69803	1,110
2017	$19.69803	$21.66020	1,092
2018	$21.66020	$19.42822	1,121
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.87691	$9.14628	1,674
2010	$9.14628	$10.48778	1,698
2011	$10.48778	$9.62000	1,616
2012	$9.62000	$10.52994	1,636
2013	$10.52994	$13.97534	1,550
2014	$13.97534	$14.69276	1,545
2015	$14.69276	$13.93808	1,556
2016	$13.93808	$15.94255	974
2017	$15.94255	$17.65616	980
2018	$17.65616	$15.83880	975

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.55423	$12.15920	10,269
2010	$12.15920	$14.59720	9,542
2011	$14.59720	$12.82374	5,656
2012	$12.82374	$14.28893	5,319
2013	$14.28893	$19.12893	5,022
2014	$19.12893	$19.81512	1,935
2015	$19.81512	$19.87833	1,197
2016	$19.87833	$19.65389	952
2017	$19.65389	$23.59583	806
2018	$23.59583	$22.37815	677
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.48416	$9.25428	3,921
2010	$9.25428	$11.33638	5,197
2011	$11.33638	$10.62739	2,700
2012	$10.62739	$11.88765	2,550
2013	$11.88765	$15.12960	3,007
2014	$15.12960	$16.47890	3,133
2015	$16.47890	$15.48375	2,900
2016	$15.48375	$17.60172	2,487
2017	$17.60172	$18.36741	2,464
2018	$18.36741	$15.24021	2,333
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.16198	$19.26631	5,418
2010	$19.26631	$20.64860	2,419
2011	$20.64860	$21.55504	1,047
2012	$21.55504	$24.81239	892
2013	$24.81239	$22.10982	691
2014	$22.10982	$22.21653	815
2015	$22.21653	$21.44157	698
2016	$21.44157	$23.15702	1,281
2017	$23.15702	$24.78736	1,259
2018	$24.78736	$22.50235	1,143
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.63290	$13.45410	11,762
2010	$13.45410	$14.98518	7,141
2011	$14.98518	$15.95974	1,838
2012	$15.95974	$18.01534	1,824
2013	$18.01534	$21.05319	3,301
2014	$21.05319	$21.48796	2,149
2015	$21.48796	$22.28668	2,135
2016	$22.28668	$22.94639	2,121
2017	$22.94639	$28.18530	2,107
2018	$28.18530	$27.03915	2,094
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.26793	$11.75103	1,454
2010	$11.75103	$14.10003	1,367
2011	$14.10003	$13.38540	384
2012	$13.38540	$14.95073	309
2013	$14.95073	$21.62040	239
2014	$21.62040	$22.45755	43
2015	$22.45755	$24.61645	39
2016	$24.61645	$23.64867	39
2017	$23.64867	$33.06684	37
2018	$33.06684	$34.72808	38

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.17885	$11.57823	0
2010	$11.57823	$13.86435	0
2011	$13.86435	$13.12887	0
2012	$13.12887	$14.62269	0
2013	$14.62269	$21.09607	0
2014	$21.09607	$21.85690	0
2015	$21.85690	$23.90017	0
2016	$23.90017	$22.89376	0
2017	$22.89376	$31.93831	0
2018	$31.93831	$33.46746	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.08304	$9.34875	2,479
2010	$9.34875	$12.07655	455
2011	$12.07655	$10.94819	489
2012	$10.94819	$11.59898	450
2013	$11.59898	$15.57383	817
2014	$15.57383	$15.48935	793
2015	$15.48935	$14.22071	201
2016	$14.22071	$12.66071	0
2017	$12.66071	$17.14023	0
2018	$17.14023	$18.50141	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.36475	$18.02551	8,234
2010	$18.02551	$22.80236	6,873
2011	$22.80236	$23.53088	5,465
2012	$23.53088	$26.56878	3,735
2013	$26.56878	$26.40162	3,809
2014	$26.40162	$33.37176	1,865
2015	$33.37176	$33.21743	1,859
2016	$33.21743	$34.56688	2,217
2017	$34.56688	$34.73287	2,229
2018	$34.73287	$31.21715	2,021
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.09508	$11.39624	4,578
2010	$11.39624	$12.14740	4,361
2011	$12.14740	$11.70072	4,035
2012	$11.70072	$13.00395	2,560
2013	$13.00395	$16.43716	2,261
2014	$16.43716	$18.48098	1,798
2015	$18.48098	$18.63834	1,619
2016	$18.63834	$17.76119	1,090
2017	$17.76119	$21.94703	961
2018	$21.94703	$20.15720	834
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.51641	$10.11356	1,318
2010	$10.11356	$11.12922	1,313
2011	$11.12922	$10.91107	1,286
2012	$10.91107	$11.94496	98
2013	$11.94496	$13.16264	98
2014	$13.16264	$13.88513	97
2015	$13.88513	$13.63711	1,039
2016	$13.63711	$13.97978	958
2017	$13.97978	$14.87699	878
2018	$14.87699	$13.72528	800

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.09594	$10.45723	9,000
2010	$10.45723	$12.98676	8,577
2011	$12.98676	$12.78953	6,611
2012	$12.78953	$14.50851	6,353
2013	$14.50851	$19.21698	3,996
2014	$19.21698	$19.80405	1,490
2015	$19.80405	$20.56832	1,009
2016	$20.56832	$20.50601	886
2017	$20.50601	$25.72926	777
2018	$25.72926	$23.54328	682
Oppenheimer Global Fund/VA - Service Shares
2009	$12.66553	$17.23696	1,477
2010	$17.23696	$19.47743	1,476
2011	$19.47743	$17.40030	1,475
2012	$17.40030	$20.55229	1,191
2013	$20.55229	$25.48917	1,565
2014	$25.48917	$25.40449	1,191
2015	$25.40449	$25.72111	1,191
2016	$25.72111	$25.08138	1,191
2017	$25.08138	$33.39725	1,191
2018	$33.39725	$28.24751	1,191
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.96853	$13.84020	26,131
2010	$13.84020	$15.51320	28,788
2011	$15.51320	$15.24947	26,509
2012	$15.24947	$16.85001	32,106
2013	$16.85001	$16.39532	30,595
2014	$16.39532	$16.41061	7,434
2015	$16.41061	$15.62721	7,296
2016	$15.62721	$16.21875	8,551
2017	$16.21875	$16.79835	8,683
2018	$16.79835	$15.66085	3,710
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.44811	$11.81002	22,851
2010	$11.81002	$13.35921	14,559
2011	$13.35921	$13.00623	13,472
2012	$13.00623	$14.81084	10,822
2013	$14.81084	$19.01191	10,043
2014	$19.01191	$20.49813	884
2015	$20.49813	$20.64044	675
2016	$20.64044	$22.43646	516
2017	$22.43646	$25.56130	529
2018	$25.56130	$22.94205	484
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.87155	$15.86976	12,645
2010	$15.86976	$19.07218	12,199
2011	$19.07218	$18.18289	10,245
2012	$18.18289	$20.89408	10,081
2013	$20.89408	$28.69493	9,115
2014	$28.69493	$31.28955	919
2015	$31.28955	$28.69517	265
2016	$28.69517	$32.97842	609
2017	$32.97842	$36.69349	590
2018	$36.69349	$32.05855	524

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.25054	$6.65667	1,917
2010	$6.65667	$7.23431	1,939
2011	$7.23431	$7.62570	1,784
2012	$7.62570	$8.20446	1,362
2013	$8.20446	$7.98202	1,602
2014	$7.98202	$8.33512	1,562
2015	$8.33512	$8.19737	722
2016	$8.19737	$8.25041	0
2017	$8.25041	$8.41160	0
2018	$8.41160	$8.10728	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.10960	7,918
2010	$12.10960	$13.31733	4,227
2011	$13.31733	$13.25625	4,808
2012	$13.25625	$15.44444	3,446
2013	$15.44444	$19.97257	2,195
2014	$19.97257	$21.97472	1,934
2015	$21.97472	$20.80746	2,290
2016	$20.80746	$23.09468	2,007
2017	$23.09468	$26.79332	3,705
2018	$26.79332	$23.94545	3,463
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.04464	$9.86977	442
2010	$9.86977	$10.68243	444
2011	$10.68243	$10.72196	55
2012	$10.72196	$11.78296	55
2013	$11.78296	$13.58955	0
2014	$13.58955	$14.68870	0
2015	$14.68870	$14.18279	0
2016	$14.18279	$14.96144	0
2017	$14.96144	$16.81866	0
2018	$16.81866	$15.90930	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.92903	$13.11063	3,553
2010	$13.11063	$14.68490	3,531
2011	$14.68490	$14.28201	3,156
2012	$14.28201	$15.92736	2,343
2013	$15.92736	$18.58689	2,291
2014	$18.58689	$19.86247	2,279
2015	$19.86247	$19.43122	2,264
2016	$19.43122	$20.25181	2,248
2017	$20.25181	$22.81547	110
2018	$22.81547	$20.66446	121
Putnam VT Global Health Care Fund - Class IB
2009	$10.25813	$12.62315	3,218
2010	$12.62315	$12.63204	4,412
2011	$12.63204	$12.19175	4,494
2012	$12.19175	$14.55707	4,139
2013	$14.55707	$20.13995	3,705
2014	$20.13995	$25.10595	0
2015	$25.10595	$26.42764	0
2016	$26.42764	$22.88077	0
2017	$22.88077	$25.76858	0
2018	$25.76858	$25.01645	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.36353	$18.20474	0
2010	$18.20474	$18.10489	0
2011	$18.10489	$16.72603	0
2012	$16.72603	$17.15679	0
2013	$17.15679	$19.07032	0
2014	$19.07032	$21.33959	0
2015	$21.33959	$18.77370	0
2016	$18.77370	$18.69812	0
2017	$18.69812	$22.31290	0
2018	$22.31290	$21.68872	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.07817	$9.86279	49,847
2010	$9.86279	$9.63562	7,132
2011	$9.63562	$9.41181	3,046
2012	$9.41181	$9.19190	1,844
2013	$9.19190	$8.97772	1,938
2014	$8.97772	$8.76852	1,890
2015	$8.76852	$8.56418	2,293
2016	$8.56418	$8.36522	5,403
2017	$8.36522	$8.19087	5,960
2018	$8.19087	$8.09374	6,021
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04579	7,455
2017	$10.04579	$12.84503	3,131
2018	$12.84503	$12.84320	3,133
Putnam VT High Yield Fund - Class IB
2009	$11.28408	$16.55068	6,473
2010	$16.55068	$18.43324	7,219
2011	$18.43324	$18.31884	6,756
2012	$18.31884	$20.75313	6,514
2013	$20.75313	$21.85961	7,979
2014	$21.85961	$21.68081	1,922
2015	$21.68081	$20.04016	1,740
2016	$20.04016	$22.61583	1,406
2017	$22.61583	$23.63246	1,350
2018	$23.63246	$22.14130	1,312
Putnam VT Income Fund - Class IB
2009	$8.24985	$11.81602	8,869
2010	$11.81602	$12.67860	7,468
2011	$12.67860	$13.00195	6,744
2012	$13.00195	$14.06110	6,482
2013	$14.06110	$13.98908	7,107
2014	$13.98908	$14.54381	6,396
2015	$14.54381	$13.99630	5,307
2016	$13.99630	$13.94299	5,021
2017	$13.94299	$14.38114	5,173
2018	$14.38114	$14.07313	5,105

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.95440	$14.55049	11,576
2010	$14.55049	$15.63505	6,598
2011	$15.63505	$12.68376	4,676
2012	$12.68376	$15.10096	4,630
2013	$15.10096	$18.88764	3,557
2014	$18.88764	$17.19538	1,612
2015	$17.19538	$16.81649	1,176
2016	$16.81649	$16.02109	1,002
2017	$16.02109	$19.80874	998
2018	$19.80874	$15.64765	993
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.18637	$11.73678	0
2010	$11.73678	$13.05785	0
2011	$13.05785	$12.75838	1,233
2012	$12.75838	$14.55606	0
2013	$14.55606	$19.20881	0
2014	$19.20881	$21.36940	0
2015	$21.36940	$20.41493	0
2016	$20.41493	$22.34154	0
2017	$22.34154	$26.81102	0
2018	$26.81102	$24.18509	0
Putnam VT Research Fund - Class IB
2009	$8.98749	$11.69007	0
2010	$11.69007	$13.28641	0
2011	$13.28641	$12.74940	0
2012	$12.74940	$14.68136	0
2013	$14.68136	$19.12146	0
2014	$19.12146	$21.44912	0
2015	$21.44912	$20.62350	0
2016	$20.62350	$22.17268	0
2017	$22.17268	$26.71413	0
2018	$26.71413	$24.86028	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.17099	$13.12518	436
2010	$13.12518	$15.32524	798
2011	$15.32524	$14.20652	798
2012	$14.20652	$16.19853	717
2013	$16.19853	$21.58440	591
2014	$21.58440	$23.92292	152
2015	$23.92292	$23.29537	147
2016	$23.29537	$24.52394	136
2017	$24.52394	$30.95489	126
2018	$30.95489	$29.76939	124
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option,
added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.53178	$8.63259	0
2010	$8.63259	$9.84774	0
2011	$9.84774	$9.34043	0
2012	$9.34043	$10.58277	0
2013	$10.58277	$13.52051	0
2014	$13.52051	$14.72794	0
2015	$14.72794	$14.42825	0
2016	$14.42825	$15.16536	0
2017	$15.16536	$17.99291	0
2018	$17.99291	$16.38862	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.03058	$9.71146	0
2010	$9.71146	$10.66332	0
2011	$10.66332	$10.35925	0
2012	$10.35925	$11.27650	0
2013	$11.27650	$12.45321	0
2014	$12.45321	$12.66098	0
2015	$12.66098	$12.28652	0
2016	$12.28652	$12.61454	0
2017	$12.61454	$13.88436	0
2018	$13.88436	$12.96866	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.33499	$9.19895	0
2010	$9.19895	$10.26063	0
2011	$10.26063	$9.88651	0
2012	$9.88651	$10.90538	0
2013	$10.90538	$12.30284	0
2014	$12.30284	$12.55421	0
2015	$12.55421	$12.19166	0
2016	$12.19166	$12.58524	0
2017	$12.58524	$14.27751	0
2018	$14.27751	$13.08284	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.82271	$8.73158	0
2010	$8.73158	$9.87236	0
2011	$9.87236	$9.35944	0
2012	$9.35944	$10.51675	0
2013	$10.51675	$12.45683	0
2014	$12.45683	$12.72933	0
2015	$12.72933	$12.35293	0
2016	$12.35293	$12.82056	0
2017	$12.82056	$15.09915	0
2018	$15.09915	$13.54454	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.26354	$10.36063	0
2010	$10.36063	$10.84121	0
2011	$10.84121	$10.72425	0
2012	$10.72425	$11.11664	0
2013	$11.11664	$11.41034	0
2014	$11.41034	$11.52580	0
2015	$11.52580	$11.18049	0
2016	$11.18049	$11.36352	0
2017	$11.36352	$12.01521	0
2018	$12.01521	$11.45577	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.11938	0
2016	$17.11938	$16.71338	0
2017	$16.71338	$21.88289	0
2018	$21.88289	$23.95636	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.76862	$8.34023	0
2010	$8.34023	$9.33540	0
2011	$9.33540	$9.27061	0
2012	$9.27061	$10.45763	0
2013	$10.45763	$13.45815	0
2014	$13.45815	$14.87456	0
2015	$14.87456	$14.66871	0
2016	$14.66871	$15.96939	0
2017	$15.96939	$18.91873	0
2018	$18.91873	$17.58435	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.51010	$8.87609	0
2010	$8.87609	$11.13397	0
2011	$11.13397	$9.68382	0
2012	$9.68382	$10.82274	0
2013	$10.82274	$14.34624	0
2014	$14.34624	$14.84038	0
2015	$14.84038	$14.24242	0
2016	$14.24242	$15.55270	0
2017	$15.55270	$18.29302	0
2018	$18.29302	$15.21048	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.81068	$12.11299	0
2010	$12.11299	$13.78874	0
2011	$13.78874	$13.77667	0
2012	$13.77667	$15.08362	0
2013	$15.08362	$19.07238	0
2014	$19.07238	$20.30695	0
2015	$20.30695	$19.63131	0
2016	$19.63131	$21.37975	0
2017	$21.37975	$24.16997	0
2018	$24.16997	$22.50089	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.87690	$11.74314	0
2010	$11.74314	$12.90870	0
2011	$12.90870	$12.89472	0
2012	$12.89472	$14.17098	0
2013	$14.17098	$15.75273	0
2014	$15.75273	$16.07774	0
2015	$16.07774	$14.57885	0
2016	$14.57885	$16.21889	0
2017	$16.21889	$17.35716	0
2018	$17.35716	$16.20525	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.41598	$9.38615	0
2010	$9.38615	$10.21854	0
2011	$10.21854	$9.81956	0
2012	$9.81956	$10.76456	0
2013	$10.76456	$13.50929	0
2014	$13.50929	$14.82198	0
2015	$14.82198	$15.27355	0
2016	$15.27355	$14.63477	0
2017	$14.63477	$18.29453	0
2018	$18.29453	$17.58659	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.34229	$10.03643	0
2010	$10.03643	$10.96266	0
2011	$10.96266	$10.37912	0
2012	$10.37912	$11.47784	0
2013	$11.47784	$14.29033	0
2014	$14.29033	$14.73749	0
2015	$14.73749	$13.85301	0
2016	$13.85301	$15.16160	0
2017	$15.16160	$16.06660	0
2018	$16.06660	$13.91649	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.67908	$13.13242	0
2010	$13.13242	$14.24652	0
2011	$14.24652	$13.75474	0
2012	$13.75474	$15.32967	0
2013	$15.32967	$19.18254	0
2014	$19.18254	$20.04736	0
2015	$20.04736	$18.59260	0
2016	$18.59260	$21.05321	0
2017	$21.05321	$22.25844	0
2018	$22.25844	$19.74694	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.15558	$16.57653	0
2010	$16.57653	$20.73672	0
2011	$20.73672	$19.47091	0
2012	$19.47091	$22.48756	0
2013	$22.48756	$29.88958	0
2014	$29.88958	$29.32662	0
2015	$29.32662	$26.49740	0
2016	$26.49740	$33.65726	0
2017	$33.65726	$36.34076	0
2018	$36.34076	$30.88924	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.07760	$15.51668	0
2010	$15.51668	$19.32027	0
2011	$19.32027	$17.93911	0
2012	$17.93911	$19.39931	0
2013	$19.39931	$26.14762	0
2014	$26.14762	$27.41567	0
2015	$27.41567	$26.03585	0
2016	$26.03585	$26.46154	0
2017	$26.46154	$31.34662	0
2018	$31.34662	$28.93965	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.28209	$11.34749	0
2010	$11.34749	$11.65558	0
2011	$11.65558	$12.01796	0
2012	$12.01796	$11.94522	0
2013	$11.94522	$11.39287	0
2014	$11.39287	$11.49104	0
2015	$11.49104	$11.26386	0
2016	$11.26386	$11.06271	0
2017	$11.06271	$10.93942	0
2018	$10.93942	$10.70879	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.35777	$30.91145	0
2010	$30.91145	$35.46178	0
2011	$35.46178	$29.11173	0
2012	$29.11173	$32.13773	0
2013	$32.13773	$31.06441	0
2014	$31.06441	$27.76303	0
2015	$27.76303	$21.77540	0
2016	$21.77540	$24.95142	0
2017	$24.95142	$34.18658	0
2018	$34.18658	$28.08465	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.02611	$17.41579	0
2010	$17.41579	$18.41960	0
2011	$18.41960	$16.05961	0
2012	$16.05961	$18.52343	0
2013	$18.52343	$22.22292	0
2014	$22.22292	$19.26700	0
2015	$19.26700	$17.57625	0
2016	$17.57625	$18.37901	0
2017	$18.37901	$20.92790	0
2018	$20.92790	$17.26469	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.72069	$19.36044	0
2010	$19.36044	$21.61740	0
2011	$21.61740	$20.90755	0
2012	$20.90755	$23.46915	0
2013	$23.46915	$23.26954	0
2014	$23.26954	$23.11788	0
2015	$23.11788	$21.58278	0
2016	$21.58278	$21.67641	0
2017	$21.67641	$21.55889	0
2018	$21.55889	$21.44101	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.21023	$11.65195	0
2010	$11.65195	$13.59209	0
2011	$13.59209	$12.41366	0
2012	$12.41366	$13.73251	0
2013	$13.73251	$18.72929	0
2014	$18.72929	$19.76490	0
2015	$19.76490	$20.19857	0
2016	$20.19857	$20.10456	0
2017	$20.10456	$24.92024	0
2018	$24.92024	$23.36682	0
Invesco V.I. American Value Fund - Series I
2009	$8.74001	$11.86991	0
2010	$11.86991	$14.15620	0
2011	$14.15620	$13.93880	0
2012	$13.93880	$15.95125	0
2013	$15.95125	$20.89494	0
2014	$20.89494	$22.37283	0
2015	$22.37283	$19.83456	0
2016	$19.83456	$22.35029	0
2017	$22.35029	$23.98212	0
2018	$23.98212	$20.43801	0
Invesco V.I. American Value Fund - Series II
2009	$8.68917	$11.79685	0
2010	$11.79685	$14.06220	0
2011	$14.06220	$13.83316	0
2012	$13.83316	$15.79921	0
2013	$15.79921	$20.64427	0
2014	$20.64427	$22.04947	0
2015	$22.04947	$19.49801	0
2016	$19.49801	$21.91862	0
2017	$21.91862	$23.45880	0
2018	$23.45880	$19.94203	0
Invesco V.I. Comstock Fund - Series II
2009	$7.73927	$9.69533	0
2010	$9.69533	$10.94362	0
2011	$10.94362	$10.45201	0
2012	$10.45201	$12.12608	0
2013	$12.12608	$16.04823	0
2014	$16.04823	$17.08148	0
2015	$17.08148	$15.63228	0
2016	$15.63228	$17.84280	0
2017	$17.84280	$20.47099	0
2018	$20.47099	$17.50193	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.54236	$11.40312	0
2010	$11.40312	$12.46355	0
2011	$12.46355	$12.00201	0
2012	$12.00201	$13.15895	0
2013	$13.15895	$16.03283	0
2014	$16.03283	$17.01298	0
2015	$17.01298	$16.16872	0
2016	$16.16872	$18.11568	0
2017	$18.11568	$19.58272	0
2018	$19.58272	$17.24679	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.82629	$14.31938	0
2010	$14.31938	$15.67345	0
2011	$15.67345	$14.94592	0
2012	$14.94592	$16.67239	0
2013	$16.67239	$21.75841	0
2014	$21.75841	$23.34290	0
2015	$23.34290	$22.01878	0
2016	$22.01878	$25.65715	0
2017	$25.65715	$28.55035	0
2018	$28.55035	$24.06839	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.30638	$11.14657	0
2010	$11.14657	$13.84087	0
2011	$13.84087	$12.23970	0
2012	$12.23970	$13.32863	0
2013	$13.32863	$17.76337	0
2014	$17.76337	$18.66285	0
2015	$18.66285	$18.39711	0
2016	$18.39711	$18.05215	0
2017	$18.05215	$21.51557	0
2018	$21.51557	$19.75790	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.08514	$11.90471	0
2010	$11.90471	$13.04457	0
2011	$13.04457	$13.28488	0
2012	$13.28488	$14.58433	0
2013	$14.58433	$15.39136	0
2014	$15.39136	$15.66852	0
2015	$15.66852	$15.05215	0
2016	$15.05215	$16.46794	0
2017	$16.46794	$17.54953	0
2018	$17.54953	$16.43364	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.20642	$11.31474	0
2010	$11.31474	$13.13924	0
2011	$13.13924	$12.24372	0
2012	$12.24372	$13.20818	0
2013	$13.20818	$17.49397	0
2014	$17.49397	$18.28596	0
2015	$18.28596	$17.22539	0
2016	$17.22539	$19.45239	0
2017	$19.45239	$21.36852	0
2018	$21.36852	$19.14716	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.84268	$9.09721	0
2010	$9.09721	$10.42084	0
2011	$10.42084	$9.54882	0
2012	$9.54882	$10.44129	0
2013	$10.44129	$13.84350	0
2014	$13.84350	$14.53927	0
2015	$14.53927	$13.77835	0
2016	$13.77835	$15.74375	0
2017	$15.74375	$17.41842	0
2018	$17.41842	$15.60968	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.51708	$12.09400	0
2010	$12.09400	$14.50409	0
2011	$14.50409	$12.72892	0
2012	$12.72892	$14.16871	0
2013	$14.16871	$18.94858	0
2014	$18.94858	$19.60819	0
2015	$19.60819	$19.65060	0
2016	$19.65060	$19.40891	0
2017	$19.40891	$23.27823	0
2018	$23.27823	$22.05456	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.45163	$9.20462	0
2010	$9.20462	$11.26402	0
2011	$11.26402	$10.54877	0
2012	$10.54877	$11.78760	0
2013	$11.78760	$14.98692	0
2014	$14.98692	$16.30678	0
2015	$16.30678	$15.30632	0
2016	$15.30632	$17.38225	0
2017	$17.38225	$18.12010	0
2018	$18.12010	$15.01976	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.06162	$19.11921	0
2010	$19.11921	$20.46997	0
2011	$20.46997	$21.34675	0
2012	$21.34675	$24.54740	0
2013	$24.54740	$21.85128	0
2014	$21.85128	$21.93426	0
2015	$21.93426	$21.14748	0
2016	$21.14748	$22.81607	0
2017	$22.81607	$24.39778	0
2018	$24.39778	$22.12623	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.57857	$13.37166	0
2010	$13.37166	$14.87811	0
2011	$14.87811	$15.82951	0
2012	$15.82951	$17.85000	0
2013	$17.85000	$20.83862	0
2014	$20.83862	$21.24719	0
2015	$21.24719	$22.01440	0
2016	$22.01440	$22.64291	0
2017	$22.64291	$27.78450	0
2018	$27.78450	$26.62763	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.23322	$11.68292	0
2010	$11.68292	$14.00397	0
2011	$14.00397	$13.28062	0
2012	$13.28062	$14.81848	0
2013	$14.81848	$21.40723	0
2014	$21.40723	$22.21335	0
2015	$22.21335	$24.32386	0
2016	$24.32386	$23.34373	0
2017	$23.34373	$32.60758	0
2018	$32.60758	$34.21102	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.14456	$11.51113	0
2010	$11.51113	$13.76990	0
2011	$13.76990	$13.02610	0
2012	$13.02610	$14.49335	0
2013	$14.49335	$20.88807	0
2014	$20.88807	$21.61925	0
2015	$21.61925	$23.61609	0
2016	$23.61609	$22.59855	0
2017	$22.59855	$31.49470	0
2018	$31.49470	$32.96916	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.06636	$9.31356	0
2010	$9.31356	$12.01879	0
2011	$12.01879	$10.88469	0
2012	$10.88469	$11.51986	0
2013	$11.51986	$15.45178	0
2014	$15.45178	$15.35222	0
2015	$15.35222	$14.08037	0
2016	$14.08037	$12.52297	0
2017	$12.52297	$16.93668	0
2018	$16.93668	$18.26316	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.26962	$17.88776	0
2010	$17.88776	$22.60498	0
2011	$22.60498	$23.30337	0
2012	$23.30337	$26.28490	0
2013	$26.28490	$26.09277	0
2014	$26.09277	$32.94763	0
2015	$32.94763	$32.76168	0
2016	$32.76168	$34.05784	0
2017	$34.05784	$34.18688	0
2018	$34.18688	$30.69527	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.04820	$11.31865	0
2010	$11.31865	$12.05234	0
2011	$12.05234	$11.59731	0
2012	$11.59731	$12.87579	0
2013	$12.87579	$16.25850	0
2014	$16.25850	$18.26140	0
2015	$18.26140	$18.39801	0
2016	$18.39801	$17.51426	0
2017	$17.51426	$21.62008	0
2018	$21.62008	$19.83679	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.46004	$10.03632	0
2010	$10.03632	$11.03293	0
2011	$11.03293	$10.80562	0
2012	$10.80562	$11.81738	0
2013	$11.81738	$13.00872	0
2014	$13.00872	$13.70870	0
2015	$13.70870	$13.45003	0
2016	$13.45003	$13.77392	0
2017	$13.77392	$14.64313	0
2018	$14.64313	$13.49583	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.04232	$10.37733	0
2010	$10.37733	$12.87436	0
2011	$12.87436	$12.66588	0
2012	$12.66588	$14.35349	0
2013	$14.35349	$18.99220	0
2014	$18.99220	$19.55236	0
2015	$19.55236	$20.28612	0
2016	$20.28612	$20.20401	0
2017	$20.20401	$25.32478	0
2018	$25.32478	$23.14967	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.58169	$17.10532	0
2010	$17.10532	$19.30891	0
2011	$19.30891	$17.23213	0
2012	$17.23213	$20.33276	0
2013	$20.33276	$25.19110	0
2014	$25.19110	$25.08170	0
2015	$25.08170	$25.36829	0
2016	$25.36829	$24.71209	0
2017	$24.71209	$32.87234	0
2018	$32.87234	$27.77532	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.88931	$13.73453	0
2010	$13.73453	$15.37901	0
2011	$15.37901	$15.10212	0
2012	$15.10212	$16.67007	0
2013	$16.67007	$16.20362	0
2014	$16.20362	$16.20213	0
2015	$16.20213	$15.41287	0
2016	$15.41287	$15.97998	0
2017	$15.97998	$16.53436	0
2018	$16.53436	$15.39912	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.38556	$11.71981	0
2010	$11.71981	$13.24361	0
2011	$13.24361	$12.88050	0
2012	$12.88050	$14.65261	0
2013	$14.65261	$18.78956	0
2014	$18.78956	$20.23767	0
2015	$20.23767	$20.35729	0
2016	$20.35729	$22.10608	0
2017	$22.10608	$25.15951	0
2018	$25.15951	$22.55854	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.79296	$15.74856	0
2010	$15.74856	$18.90716	0
2011	$18.90716	$18.00713	0
2012	$18.00713	$20.67089	0
2013	$20.67089	$28.35937	0
2014	$28.35937	$30.89197	0
2015	$30.89197	$28.30153	0
2016	$28.30153	$32.49283	0
2017	$32.49283	$36.11674	0
2018	$36.11674	$31.52264	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.22339	$6.62099	0
2010	$6.62099	$7.18818	0
2011	$7.18818	$7.56933	0
2012	$7.56933	$8.13546	0
2013	$8.13546	$7.90678	0
2014	$7.90678	$8.24810	0
2015	$8.24810	$8.10348	0
2016	$8.10348	$8.14758	0
2017	$8.14758	$8.29839	0
2018	$8.29839	$7.99007	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.01711	0
2010	$12.01711	$13.20210	0
2011	$13.20210	$13.12811	0
2012	$13.12811	$15.27946	0
2013	$15.27946	$19.73901	0
2014	$19.73901	$21.69551	0
2015	$21.69551	$20.52205	0
2016	$20.52205	$22.75465	0
2017	$22.75465	$26.37221	0
2018	$26.37221	$23.54520	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.99137	$9.79438	0
2010	$9.79438	$10.58998	0
2011	$10.58998	$10.61830	0
2012	$10.61830	$11.65706	0
2013	$11.65706	$13.43060	0
2014	$13.43060	$14.50202	0
2015	$14.50202	$13.98821	0
2016	$13.98821	$14.74112	0
2017	$14.74112	$16.55428	0
2018	$16.55428	$15.64334	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.86329	$13.01050	0
2010	$13.01050	$14.55785	0
2011	$14.55785	$14.14398	0
2012	$14.14398	$15.75723	0
2013	$15.75723	$18.36955	0
2014	$18.36955	$19.61010	0
2015	$19.61010	$19.16469	0
2016	$19.16469	$19.95363	0
2017	$19.95363	$22.45688	0
2018	$22.45688	$20.31906	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.19023	$12.52675	0
2010	$12.52675	$12.52274	0
2011	$12.52274	$12.07392	0
2012	$12.07392	$14.40160	0
2013	$14.40160	$19.90447	0
2014	$19.90447	$24.78703	0
2015	$24.78703	$26.06520	0
2016	$26.06520	$22.54392	0
2017	$22.54392	$25.36362	0
2018	$25.36362	$24.59835	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.24865	$18.06578	0
2010	$18.06578	$17.94830	0
2011	$17.94830	$16.56441	0
2012	$16.56441	$16.97357	0
2013	$16.97357	$18.84736	0
2014	$18.84736	$21.06850	0
2015	$21.06850	$18.51622	0
2016	$18.51622	$18.42286	0
2017	$18.42286	$21.96226	0
2018	$21.96226	$21.32624	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.01147	$9.78749	0
2010	$9.78749	$9.55225	0
2011	$9.55225	$9.32085	0
2012	$9.32085	$9.09373	0
2013	$9.09373	$8.87272	0
2014	$8.87272	$8.65709	0
2015	$8.65709	$8.44671	0
2016	$8.44671	$8.24205	0
2017	$8.24205	$8.06212	0
2018	$8.06212	$7.95845	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04461	0
2017	$10.04461	$12.83058	0
2018	$12.83058	$12.81574	0
Putnam VT High Yield Fund - Class IB
2009	$11.20941	$16.42434	0
2010	$16.42434	$18.27382	0
2011	$18.27382	$18.14186	0
2012	$18.14186	$20.53155	0
2013	$20.53155	$21.60406	0
2014	$21.60406	$21.40541	0
2015	$21.40541	$19.76533	0
2016	$19.76533	$22.28290	0
2017	$22.28290	$23.26108	0
2018	$23.26108	$21.77127	0
Putnam VT Income Fund - Class IB
2009	$8.19525	$11.72580	0
2010	$11.72580	$12.56892	0
2011	$12.56892	$12.87632	0
2012	$12.87632	$13.91094	0
2013	$13.91094	$13.82553	0
2014	$13.82553	$14.35906	0
2015	$14.35906	$13.80435	0
2016	$13.80435	$13.73773	0
2017	$13.73773	$14.15514	0
2018	$14.15514	$13.83792	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.87528	$14.43937	0
2010	$14.43937	$15.49978	0
2011	$15.49978	$12.56116	0
2012	$12.56116	$14.93964	0
2013	$14.93964	$18.66674	0
2014	$18.66674	$16.97686	0
2015	$16.97686	$16.58579	0
2016	$16.58579	$15.78515	0
2017	$15.78515	$19.49735	0
2018	$19.49735	$15.38604	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.12554	$11.64712	0
2010	$11.64712	$12.94484	0
2011	$12.94484	$12.63503	0
2012	$12.63503	$14.40055	0
2013	$14.40055	$18.98415	0
2014	$18.98415	$21.09783	0
2015	$21.09783	$20.13485	0
2016	$20.13485	$22.01254	0
2017	$22.01254	$26.38957	0
2018	$26.38957	$23.78078	0
Putnam VT Research Fund - Class IB
2009	$8.92802	$11.60081	0
2010	$11.60081	$13.17147	0
2011	$13.17147	$12.62619	0
2012	$12.62619	$14.52456	0
2013	$14.52456	$18.89789	0
2014	$18.89789	$21.17664	0
2015	$21.17664	$20.34065	0
2016	$20.34065	$21.84625	0
2017	$21.84625	$26.29431	0
2018	$26.29431	$24.44479	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.10365	$13.02494	0
2010	$13.02494	$15.19264	0
2011	$15.19264	$14.06920	0
2012	$14.06920	$16.02550	0
2013	$16.02550	$21.33198	0
2014	$21.33198	$23.61894	0
2015	$23.61894	$22.97580	0
2016	$22.97580	$24.16281	0
2017	$24.16281	$30.46833	0
2018	$30.46833	$29.27175	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to
May 1, 2003
Mortality & Expense = 1.55

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.65812	$8.86270	182
2010	$8.86270	$10.18270	173
2011	$10.18270	$9.72730	163
2012	$9.72730	$11.10034	154
2013	$11.10034	$14.28342	43
2014	$14.28342	$15.67061	0
2015	$15.67061	$15.46189	0
2016	$15.46189	$16.36809	0
2017	$16.36809	$19.55706	0
2018	$19.55706	$17.93986	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.18582	$9.97021	0
2010	$9.97021	$11.02590	0
2011	$11.02590	$10.78816	0
2012	$10.78816	$11.82784	0
2013	$11.82784	$13.15575	0
2014	$13.15575	$13.47121	0
2015	$13.47121	$13.16661	0
2016	$13.16661	$13.61483	0
2017	$13.61483	$15.09123	0
2018	$15.09123	$14.19604	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.47680	$9.44405	2,197
2010	$9.44405	$10.60954	0
2011	$10.60954	$10.29588	0
2012	$10.29588	$11.43861	0
2013	$11.43861	$12.99693	0
2014	$12.99693	$13.35764	0
2015	$13.35764	$13.06496	0
2016	$13.06496	$13.58324	0
2017	$13.58324	$15.51856	0
2018	$15.51856	$14.32106	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.95465	$8.96429	0
2010	$8.96429	$10.20811	0
2011	$10.20811	$9.74705	0
2012	$9.74705	$11.03103	0
2013	$11.03103	$13.15967	0
2014	$13.15967	$13.54404	0
2015	$13.54404	$13.23789	0
2016	$13.23789	$13.83731	0
2017	$13.83731	$16.41173	0
2018	$16.41173	$14.82654	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.44253	$10.63656	0
2010	$10.63656	$11.20978	0
2011	$11.20978	$11.16820	0
2012	$11.16820	$11.66009	0
2013	$11.66009	$12.05401	0
2014	$12.05401	$12.26335	0
2015	$12.26335	$11.98132	0
2016	$11.98132	$12.26459	0
2017	$12.26459	$13.05961	0
2018	$13.05961	$12.53995	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.34564	0
2016	$18.34564	$18.03871	0
2017	$18.03871	$23.78492	0
2018	$23.78492	$26.22350	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.89953	$8.56253	4,222
2010	$8.56253	$9.65291	2,748
2011	$9.65291	$9.65453	0
2012	$9.65453	$10.96902	0
2013	$10.96902	$14.21748	0
2014	$14.21748	$15.82651	0
2015	$15.82651	$15.71947	0
2016	$15.71947	$17.23574	0
2017	$17.23574	$20.56318	574
2018	$20.56318	$19.24860	572
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.63601	$9.11263	96
2010	$9.11263	$11.51258	91
2011	$11.51258	$10.08488	86
2012	$10.08488	$11.35202	81
2013	$11.35202	$15.15570	23
2014	$15.15570	$15.79022	0
2015	$15.79022	$15.26274	0
2016	$15.26274	$16.78612	0
2017	$16.78612	$19.88323	0
2018	$19.88323	$16.65021	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.24779	$12.74343	6,097
2010	$12.74343	$14.61037	5,963
2011	$14.61037	$14.70209	5,346
2012	$14.70209	$16.21258	2,043
2013	$16.21258	$20.64686	146
2014	$20.64686	$22.14108	0
2015	$22.14108	$21.55801	0
2016	$21.55801	$23.64599	0
2017	$23.64599	$26.92081	0
2018	$26.92081	$25.23979	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.17825	$12.22884	6,190
2010	$12.22884	$13.53897	6,154
2011	$13.53897	$13.62110	5,253
2012	$13.62110	$15.07691	1,555
2013	$15.07691	$16.87999	2,196
2014	$16.87999	$17.35189	1,693
2015	$17.35189	$15.84714	1,752
2016	$15.84714	$17.75594	1,280
2017	$17.75594	$19.13637	1,271
2018	$19.13637	$17.99325	1,294
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.64479	$9.74516	11,829
2010	$9.74516	$10.68545	9,935
2011	$10.68545	$10.34176	5,207
2012	$10.34176	$11.41854	2,040
2013	$11.41854	$14.43276	2,033
2014	$14.43276	$15.94880	1,637
2015	$15.94880	$16.55263	1,495
2016	$16.55263	$15.97385	898
2017	$15.97385	$20.10949	857
2018	$20.10949	$19.46866	510
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.50354	$10.30377	787
2010	$10.30377	$11.33535	691
2011	$11.33535	$10.80883	0
2012	$10.80883	$12.03900	0
2013	$12.03900	$15.09644	0
2014	$15.09644	$15.68055	0
2015	$15.68055	$14.84527	0
2016	$14.84527	$16.36384	0
2017	$16.36384	$17.46314	0
2018	$17.46314	$15.23361	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.15488	$13.81591	12,104
2010	$13.81591	$15.09544	11,363
2011	$15.09544	$14.67872	9,280
2012	$14.67872	$16.47710	5,629
2013	$16.47710	$20.76617	4,292
2014	$20.76617	$21.85810	4,213
2015	$21.85810	$20.41744	2,959
2016	$20.41744	$23.28494	2,666
2017	$23.28494	$24.79190	2,578
2018	$24.79190	$22.15076	2,492
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.74172	$17.43943	7,417
2010	$17.43943	$21.97250	6,634
2011	$21.97250	$20.77903	5,803
2012	$20.77903	$24.17088	1,953
2013	$24.17088	$32.35733	1,015
2014	$32.35733	$31.97579	957
2015	$31.97579	$29.09837	975
2016	$29.09837	$37.22533	683
2017	$37.22533	$40.47737	437
2018	$40.47737	$34.64982	362

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.57121	$16.32434	2,832
2010	$16.32434	$20.47156	2,133
2011	$20.47156	$19.14425	750
2012	$19.14425	$20.85147	315
2013	$20.85147	$28.30640	209
2014	$28.30640	$29.89213	208
2015	$29.89213	$28.59142	207
2016	$28.59142	$29.26684	206
2017	$29.26684	$34.91473	0
2018	$34.91473	$32.46279	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.66500	$11.81678	0
2010	$11.81678	$12.22467	0
2011	$12.22467	$12.69490	0
2012	$12.69490	$12.70883	0
2013	$12.70883	$12.20815	0
2014	$12.20815	$12.40168	0
2015	$12.40168	$12.24371	0
2016	$12.24371	$12.11111	0
2017	$12.11111	$12.06080	0
2018	$12.06080	$11.89035	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.17547	$32.51975	2,799
2010	$32.51975	$37.57405	2,554
2011	$37.57405	$31.06680	1,809
2012	$31.06680	$34.54269	395
2013	$34.54269	$33.62864	308
2014	$33.62864	$30.27052	338
2015	$30.27052	$23.91275	405
2016	$23.91275	$27.59637	233
2017	$27.59637	$38.07737	214
2018	$38.07737	$31.50332	193
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.60640	$18.32214	6,260
2010	$18.32214	$19.51708	6,407
2011	$19.51708	$17.13846	5,880
2012	$17.13846	$19.90995	2,662
2013	$19.90995	$24.05758	1,714
2014	$24.05758	$21.00742	1,656
2015	$21.00742	$19.30158	1,814
2016	$19.30158	$20.32754	966
2017	$20.32754	$23.31021	950
2018	$23.31021	$19.36665	857
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.46543	$20.36781	3,069
2010	$20.36781	$22.90522	2,994
2011	$22.90522	$22.31163	2,273
2012	$22.31163	$25.22538	1,709
2013	$25.22538	$25.19027	1,174
2014	$25.19027	$25.20568	1,140
2015	$25.20568	$23.70085	1,106
2016	$23.70085	$23.97396	1,069
2017	$23.97396	$24.01254	1,023
2018	$24.01254	$24.05084	970

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.53157	$12.25849	2,246
2010	$12.25849	$14.40210	1,224
2011	$14.40210	$13.24764	0
2012	$13.24764	$14.76048	0
2013	$14.76048	$20.27561	0
2014	$20.27561	$21.55024	0
2015	$21.55024	$22.18111	0
2016	$22.18111	$22.23583	0
2017	$22.23583	$27.75668	0
2018	$27.75668	$26.21137	0
Invesco V.I. American Value Fund - Series I
2009	$9.03680	$12.36102	5,760
2010	$12.36102	$14.84754	3,971
2011	$14.84754	$14.72423	2,513
2012	$14.72423	$16.97126	1,594
2013	$16.97126	$22.39046	345
2014	$22.39046	$24.14612	343
2015	$24.14612	$21.56037	341
2016	$21.56037	$24.46883	339
2017	$24.46883	$26.44086	337
2018	$26.44086	$22.69349	336
Invesco V.I. American Value Fund - Series II
2009	$8.98425	$12.28496	125
2010	$12.28496	$14.74898	116
2011	$14.74898	$14.61265	78
2012	$14.61265	$16.80951	75
2013	$16.80951	$22.12184	68
2014	$22.12184	$23.79713	63
2015	$23.79713	$21.19451	69
2016	$21.19451	$23.99623	0
2017	$23.99623	$25.86387	0
2018	$25.86387	$22.14276	0
Invesco V.I. Comstock Fund - Series II
2009	$8.00211	$10.09652	6,093
2010	$10.09652	$11.47815	5,884
2011	$11.47815	$11.04106	5,111
2012	$11.04106	$12.90158	1,166
2013	$12.90158	$17.19697	1,161
2014	$17.19697	$18.43553	1,096
2015	$18.43553	$16.99256	1,105
2016	$16.99256	$19.53420	668
2017	$19.53420	$22.56986	633
2018	$22.56986	$19.43349	486
Invesco V.I. Equity and Income Fund - Series II
2009	$9.86635	$11.87487	908
2010	$11.87487	$13.07221	0
2011	$13.07221	$12.67826	0
2012	$12.67826	$14.00036	0
2013	$14.00036	$17.18033	0
2014	$17.18033	$18.36140	0
2015	$18.36140	$17.57547	0
2016	$17.57547	$19.83269	0
2017	$19.83269	$21.59026	0
2018	$21.59026	$19.14991	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.35319	$15.06467	7,619
2010	$15.06467	$16.60743	7,672
2011	$16.60743	$15.94996	6,564
2012	$15.94996	$17.92037	5,507
2013	$17.92037	$23.55475	3,553
2014	$23.55475	$25.45136	3,498
2015	$25.45136	$24.17994	2,393
2016	$24.17994	$28.37698	2,326
2017	$28.37698	$31.79998	2,240
2018	$31.79998	$26.99833	2,045
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.55457	$11.60783	399
2010	$11.60783	$14.51691	396
2011	$14.51691	$12.92952	0
2012	$12.92952	$14.18109	0
2013	$14.18109	$19.03494	0
2014	$19.03494	$20.14235	0
2015	$20.14235	$19.99804	0
2016	$19.99804	$19.76349	0
2017	$19.76349	$23.72164	0
2018	$23.72164	$21.93853	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.36534	$12.35983	535
2010	$12.35983	$13.64040	516
2011	$13.64040	$13.99110	651
2012	$13.99110	$15.47008	509
2013	$15.47008	$16.44322	489
2014	$16.44322	$16.85942	153
2015	$16.85942	$16.31243	153
2016	$16.31243	$17.97441	147
2017	$17.97441	$19.29032	152
2018	$19.29032	$18.19201	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.49042	$11.74748	3,798
2010	$11.74748	$13.73952	3,676
2011	$13.73952	$12.89480	3,355
2012	$12.89480	$14.01059	597
2013	$14.01059	$18.68979	620
2014	$18.68979	$19.67609	604
2015	$19.67609	$18.66793	599
2016	$18.66793	$21.23221	315
2017	$21.23221	$23.48847	309
2018	$23.48847	$21.19624	314
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.08471	$9.44528	0
2010	$9.44528	$10.89711	0
2011	$10.89711	$10.05677	0
2012	$10.05677	$11.07581	0
2013	$11.07581	$14.79004	0
2014	$14.79004	$15.64482	0
2015	$15.64482	$14.93245	0
2016	$14.93245	$17.18450	0
2017	$17.18450	$19.14676	0
2018	$19.14676	$17.28044	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.77986	$12.55656	245
2010	$12.55656	$15.16671	226
2011	$15.16671	$13.40581	170
2012	$13.40581	$15.02949	169
2013	$15.02949	$20.24386	150
2014	$20.24386	$21.09890	143
2015	$21.09890	$21.29625	137
2016	$21.29625	$21.18480	0
2017	$21.18480	$25.58763	0
2018	$25.58763	$24.41477	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.68155	$9.55672	8,450
2010	$9.55672	$11.77869	7,586
2011	$11.77869	$11.10978	5,932
2012	$11.10978	$12.50377	1,204
2013	$12.50377	$16.01144	1,219
2014	$16.01144	$17.54651	1,174
2015	$17.54651	$16.58824	1,125
2016	$16.58824	$18.97279	663
2017	$18.97279	$19.91791	658
2018	$19.91791	$16.62729	554
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.73252	$20.11402	3,094
2010	$20.11402	$21.68950	4,311
2011	$21.68950	$22.78035	1,813
2012	$22.78035	$26.38429	618
2013	$26.38429	$23.65502	420
2014	$23.65502	$23.91524	450
2015	$23.91524	$23.22289	470
2016	$23.22289	$25.23444	240
2017	$25.23444	$27.17448	253
2018	$27.17448	$24.81945	271
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.96357	$13.95769	3,909
2010	$13.95769	$15.64147	5,281
2011	$15.64147	$16.76081	2,629
2012	$16.76081	$19.03609	441
2013	$19.03609	$22.38261	485
2014	$22.38261	$22.98515	495
2015	$22.98515	$23.98597	486
2016	$23.98597	$24.84722	235
2017	$24.84722	$30.70473	244
2018	$30.70473	$29.63534	233
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.47891	$12.16637	2,771
2010	$12.16637	$14.68796	2,504
2011	$14.68796	$14.02900	1,942
2012	$14.02900	$15.76610	1,177
2013	$15.76610	$22.93940	0
2014	$22.93940	$23.97399	0
2015	$23.97399	$26.44009	0
2016	$26.44009	$25.55622	0
2017	$25.55622	$35.95006	0
2018	$35.95006	$37.98581	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.38726	$11.98749	0
2010	$11.98749	$14.44246	0
2011	$14.44246	$13.76015	0
2012	$13.76015	$15.42017	0
2013	$15.42017	$22.38311	0
2014	$22.38311	$23.33282	0
2015	$23.33282	$25.67077	0
2016	$25.67077	$24.74045	0
2017	$24.74045	$34.72317	0
2018	$34.72317	$36.60697	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.18373	$9.56184	1,500
2010	$9.56184	$12.42759	2,472
2011	$12.42759	$11.33554	226
2012	$11.33554	$12.08333	236
2013	$12.08333	$16.32373	209
2014	$16.32373	$16.33496	208
2015	$16.33496	$15.08925	218
2016	$15.08925	$13.51629	0
2017	$13.51629	$18.40916	0
2018	$18.40916	$19.99198	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.90558	$18.81921	8,953
2010	$18.81921	$23.95235	6,597
2011	$23.95235	$24.86910	4,513
2012	$24.86910	$28.25261	1,667
2013	$28.25261	$28.24738	640
2014	$28.24738	$35.92389	608
2015	$35.92389	$35.97740	553
2016	$35.97740	$37.66810	316
2017	$37.66810	$38.07800	346
2018	$38.07800	$34.43190	370
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.38115	$11.87142	5,589
2010	$11.87142	$12.73159	5,557
2011	$12.73159	$12.33862	4,818
2012	$12.33862	$13.79730	1,331
2013	$13.79730	$17.54703	990
2014	$17.54703	$19.85002	897
2015	$19.85002	$20.14201	817
2016	$20.14201	$19.31168	454
2017	$19.31168	$24.00724	435
2018	$24.00724	$22.18352	302
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.83700	$10.55875	9,544
2010	$10.55875	$11.69043	7,258
2011	$11.69043	$11.53153	6,038
2012	$11.53153	$12.70196	4,140
2013	$12.70196	$14.08277	1,484
2014	$14.08277	$14.94702	1,476
2015	$14.94702	$14.77021	1,468
2016	$14.77021	$15.23410	1,458
2017	$15.23410	$16.30990	1,412
2018	$16.30990	$15.13877	1,342

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.40077	$10.91761	4,025
2010	$10.91761	$13.64169	3,638
2011	$13.64169	$13.51688	3,112
2012	$13.51688	$15.42805	1,087
2013	$15.42805	$20.56040	828
2014	$20.56040	$21.31872	814
2015	$21.31872	$22.27746	747
2016	$22.27746	$22.34604	520
2017	$22.34604	$28.20755	522
2018	$28.20755	$25.96804	495
Oppenheimer Global Fund/VA - Service Shares
2009	$13.14221	$17.99558	5,865
2010	$17.99558	$20.45944	4,713
2011	$20.45944	$18.38976	2,779
2012	$18.38976	$21.85471	1,911
2013	$21.85471	$27.27083	930
2014	$27.27083	$27.34723	898
2015	$27.34723	$27.85819	860
2016	$27.85819	$27.33178	852
2017	$27.33178	$36.61382	819
2018	$36.61382	$31.15656	757
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.41894	$14.44924	11,091
2010	$14.44924	$16.29531	10,906
2011	$16.29531	$16.11643	8,148
2012	$16.11643	$17.91761	3,779
2013	$17.91761	$17.54123	2,238
2014	$17.54123	$17.66544	2,255
2015	$17.66544	$16.92551	2,270
2016	$16.92551	$17.67381	1,637
2017	$17.67381	$18.41621	1,729
2018	$18.41621	$17.27354	1,441
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.80375	$12.32987	13,230
2010	$12.32987	$14.03284	11,511
2011	$14.03284	$13.74580	8,090
2012	$13.74580	$15.74939	4,401
2013	$15.74939	$20.34076	1,779
2014	$20.34076	$22.06559	1,556
2015	$22.06559	$22.35527	1,494
2016	$22.35527	$24.44934	1,351
2017	$24.44934	$28.02301	800
2018	$28.02301	$25.30451	465
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.31837	$16.56829	6,886
2010	$16.56829	$20.03385	6,387
2011	$20.03385	$19.21683	4,020
2012	$19.21683	$22.21815	1,746
2013	$22.21815	$30.70057	764
2014	$30.70057	$33.68217	745
2015	$33.68217	$31.07924	725
2016	$31.07924	$35.93707	564
2017	$35.93707	$40.22739	548
2018	$40.22739	$35.35993	472

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.41535	$6.87417	1,016
2010	$6.87417	$7.51656	1,033
2011	$7.51656	$7.97175	2,982
2012	$7.97175	$8.62960	2,830
2013	$8.62960	$8.44721	2,934
2014	$8.44721	$8.87506	770
2015	$8.87506	$8.78202	754
2016	$8.78202	$8.89298	0
2017	$8.89298	$9.12161	0
2018	$9.12161	$8.84505	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.64269	7,510
2010	$12.64269	$13.98893	7,566
2011	$13.98893	$14.01014	6,461
2012	$14.01014	$16.42327	2,476
2013	$16.42327	$21.36875	1,155
2014	$21.36875	$23.65526	950
2015	$23.65526	$22.53639	925
2016	$22.53639	$25.16685	497
2017	$25.16685	$29.37396	1,498
2018	$29.37396	$26.41148	1,387
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.34747	$10.30419	6,976
2010	$10.30419	$11.22109	7,282
2011	$11.22109	$11.33163	6,003
2012	$11.33163	$12.52962	5,018
2013	$12.52962	$14.53943	4,189
2014	$14.53943	$15.81193	3,254
2015	$15.81193	$15.36115	1,228
2016	$15.36115	$16.30376	1,200
2017	$16.30376	$18.43848	1,939
2018	$18.43848	$17.54760	1,911
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.30273	$13.68758	6,879
2010	$13.68758	$15.42521	5,839
2011	$15.42521	$15.09397	3,168
2012	$15.09397	$16.93649	1,659
2013	$16.93649	$19.88588	0
2014	$19.88588	$21.38113	0
2015	$21.38113	$21.04543	0
2016	$21.04543	$22.06853	0
2017	$22.06853	$25.01258	0
2018	$25.01258	$22.79223	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.64429	$13.17876	3,554
2010	$13.17876	$13.26903	2,041
2011	$13.26903	$12.88508	1,211
2012	$12.88508	$15.47960	274
2013	$15.47960	$21.54768	0
2014	$21.54768	$27.02568	0
2015	$27.02568	$28.62321	0
2016	$28.62321	$24.93356	0
2017	$24.93356	$28.25035	0
2018	$28.25035	$27.59260	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$18.01679	$19.00574	0
2010	$19.00574	$19.01751	0
2011	$19.01751	$17.67692	0
2012	$17.67692	$18.24385	0
2013	$18.24385	$20.40321	0
2014	$20.40321	$22.97129	0
2015	$22.97129	$20.33343	0
2016	$20.33343	$20.37558	0
2017	$20.37558	$24.46171	0
2018	$24.46171	$23.92200	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.45748	$10.29688	1,970
2010	$10.29688	$10.12150	2,081
2011	$10.12150	$9.94697	2,003
2012	$9.94697	$9.77441	1,894
2013	$9.77441	$9.60529	1,973
2014	$9.60529	$9.43910	1,280
2015	$9.43910	$9.27578	1,246
2016	$9.27578	$9.11580	1,065
2017	$9.11580	$8.97984	1,114
2018	$8.97984	$8.92728	440
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05285	2,111
2017	$10.05285	$12.93177	431
2018	$12.93177	$13.00855	370
Putnam VT High Yield Fund - Class IB
2009	$11.70869	$17.27880	5,970
2010	$17.27880	$19.36234	5,775
2011	$19.36234	$19.36009	4,650
2012	$19.36009	$22.06778	1,655
2013	$22.06778	$23.38710	797
2014	$23.38710	$23.33830	736
2015	$23.33830	$21.70480	747
2016	$21.70480	$24.64440	400
2017	$24.64440	$25.90806	627
2018	$25.90806	$24.42090	635
Putnam VT Income Fund - Class IB
2009	$8.56038	$12.33597	5,615
2010	$12.33597	$13.31777	5,586
2011	$13.31777	$13.74107	5,284
2012	$13.74107	$14.95193	4,158
2013	$14.95193	$14.96673	3,271
2014	$14.96673	$15.65580	2,061
2015	$15.65580	$15.15898	2,011
2016	$15.15898	$15.19374	1,978
2017	$15.19374	$15.76603	2,728
2018	$15.76603	$15.52213	2,307

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.40436	$15.19096	8,155
2010	$15.19096	$16.42341	6,380
2011	$16.42341	$13.40514	5,828
2012	$13.40514	$16.05806	1,642
2013	$16.05806	$20.20802	1,381
2014	$20.20802	$18.51053	1,364
2015	$18.51053	$18.21391	1,377
2016	$18.21391	$17.45875	939
2017	$17.45875	$21.71685	1,133
2018	$21.71685	$17.25936	1,100
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.53220	$12.25343	6,239
2010	$12.25343	$13.71631	5,231
2011	$13.71631	$13.48390	3,664
2012	$13.48390	$15.47852	2,806
2013	$15.47852	$20.55150	1,769
2014	$20.55150	$23.00353	1,716
2015	$23.00353	$22.11112	550
2016	$22.11112	$24.34600	548
2017	$24.34600	$29.39316	607
2018	$29.39316	$26.67560	605
Putnam VT Research Fund - Class IB
2009	$9.32587	$12.20470	1,098
2010	$12.20470	$13.95644	917
2011	$13.95644	$13.47446	332
2012	$13.47446	$15.61181	330
2013	$15.61181	$20.45813	0
2014	$20.45813	$23.08945	0
2015	$23.08945	$22.33712	0
2016	$22.33712	$24.16211	0
2017	$24.16211	$29.28710	0
2018	$29.28710	$27.42048	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.55387	$13.70291	1,758
2010	$13.70291	$16.09799	5,557
2011	$16.09799	$15.01437	2,745
2012	$15.01437	$17.22506	2,000
2013	$17.22506	$23.09313	688
2014	$23.09313	$25.75231	663
2015	$25.75231	$25.23087	646
2016	$25.23087	$26.72421	637
2017	$26.72421	$33.93613	345
2018	$33.93613	$32.83497	332
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, added on or after May 1, 2003
Mortality & Expense = 1.60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.64905	$8.84612	35,499
2010	$8.84612	$10.15847	33,389
2011	$10.15847	$9.69922	30,126
2012	$9.69922	$11.06267	27,753
2013	$11.06267	$14.22771	23,334
2014	$14.22771	$15.60153	13,908
2015	$15.60153	$15.38591	8,645
2016	$15.38591	$16.27939	8,132
2017	$16.27939	$19.44133	7,310
2018	$19.44133	$17.82470	6,853
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.17467	$9.95155	38,481
2010	$9.95155	$10.99968	39,518
2011	$10.99968	$10.75705	36,694
2012	$10.75705	$11.78771	33,926
2013	$11.78771	$13.10445	30,924
2014	$13.10445	$13.41186	26,168
2015	$13.41186	$13.10192	24,682
2016	$13.10192	$13.54106	20,427
2017	$13.54106	$15.00194	10,454
2018	$15.00194	$14.10493	8,818
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.46662	$9.42640	83,260
2010	$9.42640	$10.58431	72,335
2011	$10.58431	$10.26618	61,187
2012	$10.26618	$11.39979	42,013
2013	$11.39979	$12.94623	30,037
2014	$12.94623	$13.29876	23,299
2015	$13.29876	$13.00076	21,610
2016	$13.00076	$13.50963	17,231
2017	$13.50963	$15.42674	14,243
2018	$15.42674	$14.22914	12,754
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.94516	$8.94751	0
2010	$8.94751	$10.18384	6,721
2011	$10.18384	$9.71893	6,565
2012	$9.71893	$10.99361	6,166
2013	$10.99361	$13.10835	5,386
2014	$13.10835	$13.48435	4,661
2015	$13.48435	$13.17284	4,849
2016	$13.17284	$13.76235	4,484
2017	$13.76235	$16.31463	3,789
2018	$16.31463	$14.73140	3,149

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.42968	$10.61668	1,718
2010	$10.61668	$11.18311	1,641
2011	$11.18311	$11.13598	1,524
2012	$11.13598	$11.62053	3,486
2013	$11.62053	$12.00699	767
2014	$12.00699	$12.20930	674
2015	$12.20930	$11.92243	582
2016	$11.92243	$12.19811	275
2017	$12.19811	$12.98231	262
2018	$12.98231	$12.45946	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.25557	338
2016	$18.25557	$17.94103	291
2017	$17.94103	$23.64428	199
2018	$23.64428	$26.05529	132
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.89012	$8.54650	4,323
2010	$8.54650	$9.62994	4,568
2011	$9.62994	$9.62667	2,239
2012	$9.62667	$10.93178	2,155
2013	$10.93178	$14.16201	1,762
2014	$14.16201	$15.75675	1,914
2015	$15.75675	$15.64222	1,839
2016	$15.64222	$17.14233	1,765
2017	$17.14233	$20.44150	1,700
2018	$20.44150	$19.12504	1,638
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.62698	$9.09560	26,165
2010	$9.09560	$11.48523	23,949
2011	$11.48523	$10.05581	22,690
2012	$10.05581	$11.31353	14,995
2013	$11.31353	$15.09665	13,674
2014	$15.09665	$15.72070	7,777
2015	$15.72070	$15.18781	4,780
2016	$15.18781	$16.69525	3,484
2017	$16.69525	$19.76568	3,054
2018	$19.76568	$16.54344	2,943
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.21824	$12.70024	50,427
2010	$12.70024	$14.55345	41,966
2011	$14.55345	$14.63739	33,303
2012	$14.63739	$16.13301	22,559
2013	$16.13301	$20.53508	22,310
2014	$20.53508	$22.00999	18,429
2015	$22.00999	$21.41946	14,124
2016	$21.41946	$23.48210	10,674
2017	$23.48210	$26.72084	9,347
2018	$26.72084	$25.03969	8,110

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.15646	$12.19360	125,396
2010	$12.19360	$13.49309	97,633
2011	$13.49309	$13.56806	84,768
2012	$13.56806	$15.01054	61,497
2013	$15.01054	$16.79713	55,585
2014	$16.79713	$17.25791	38,507
2015	$17.25791	$15.75331	33,401
2016	$15.75331	$17.64186	31,371
2017	$17.64186	$19.00387	28,981
2018	$19.00387	$17.85966	26,355
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.62828	$9.71916	80,614
2010	$9.71916	$10.65152	68,217
2011	$10.65152	$10.30369	55,828
2012	$10.30369	$11.37069	41,434
2013	$11.37069	$14.36498	32,056
2014	$14.36498	$15.86581	21,396
2015	$15.86581	$16.45812	16,185
2016	$16.45812	$15.87459	15,067
2017	$15.87459	$19.97453	12,254
2018	$19.97453	$19.32826	10,935
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.49196	$10.28451	16,148
2010	$10.28451	$11.30842	22,421
2011	$11.30842	$10.77768	17,941
2012	$10.77768	$11.99818	10,124
2013	$11.99818	$15.03759	4,461
2014	$15.03759	$15.61148	2,089
2015	$15.61148	$14.77237	1,995
2016	$14.77237	$16.27521	2,351
2017	$16.27521	$17.35984	2,110
2018	$17.35984	$15.13587	1,836
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.12273	$13.76909	68,414
2010	$13.76909	$15.03664	59,645
2011	$15.03664	$14.61413	49,144
2012	$14.61413	$16.39622	41,399
2013	$16.39622	$20.65374	36,273
2014	$20.65374	$21.72869	25,451
2015	$21.72869	$20.28622	24,317
2016	$20.28622	$23.12356	20,503
2017	$23.12356	$24.60773	18,678
2018	$24.60773	$21.97514	15,133
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.70208	$17.38027	25,589
2010	$17.38027	$21.88685	20,506
2011	$21.88685	$20.68751	15,521
2012	$20.68751	$24.05216	11,739
2013	$24.05216	$32.18202	8,165
2014	$32.18202	$31.78635	4,187
2015	$31.78635	$28.91125	3,596
2016	$28.91125	$36.96719	3,053
2017	$36.96719	$40.17653	2,571
2018	$40.17653	$34.37495	1,901

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.53785	$16.26899	0
2010	$16.26899	$20.39178	0
2011	$20.39178	$19.05996	0
2012	$19.05996	$20.74907	0
2013	$20.74907	$28.15308	0
2014	$28.15308	$29.71508	0
2015	$29.71508	$28.40761	0
2016	$28.40761	$29.06393	0
2017	$29.06393	$34.65528	0
2018	$34.65528	$32.20533	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.63733	$11.78276	15,548
2010	$11.78276	$12.18328	14,735
2011	$12.18328	$12.64551	7,628
2012	$12.64551	$12.65292	7,081
2013	$12.65292	$12.14826	7,039
2014	$12.14826	$12.33456	4,418
2015	$12.33456	$12.17125	2,984
2016	$12.17125	$12.03331	2,723
2017	$12.03331	$11.97731	1,740
2018	$11.97731	$11.80209	1,576
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.12021	$32.40956	6,934
2010	$32.40956	$37.42771	6,313
2011	$37.42771	$30.93008	6,424
2012	$30.93008	$34.37313	5,021
2013	$34.37313	$33.44654	3,933
2014	$33.44654	$30.09128	3,536
2015	$30.09128	$23.75904	3,307
2016	$23.75904	$27.40509	2,592
2017	$27.40509	$37.79452	2,313
2018	$37.79452	$31.25355	2,125
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.56718	$18.26002	61,077
2010	$18.26002	$19.44102	57,398
2011	$19.44102	$17.06300	49,020
2012	$17.06300	$19.81218	36,035
2013	$19.81218	$23.92727	28,268
2014	$23.92727	$20.88299	19,433
2015	$20.88299	$19.17748	16,260
2016	$19.17748	$20.18661	13,063
2017	$20.18661	$23.13700	11,384
2018	$23.13700	$19.21305	10,812
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.41509	$20.29876	0
2010	$20.29876	$22.81597	0
2011	$22.81597	$22.21342	0
2012	$22.21342	$25.10153	0
2013	$25.10153	$25.05384	0
2014	$25.05384	$25.05640	0
2015	$25.05640	$23.54850	0
2016	$23.54850	$23.80777	0
2017	$23.80777	$23.83412	0
2018	$23.83412	$23.86012	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.50986	$12.21695	12,224
2010	$12.21695	$14.34599	8,116
2011	$14.34599	$13.18932	6,067
2012	$13.18932	$14.68801	5,418
2013	$14.68801	$20.16582	4,402
2014	$20.16582	$21.42264	4,120
2015	$21.42264	$22.03856	1,760
2016	$22.03856	$22.08172	1,081
2017	$22.08172	$27.55049	1,013
2018	$27.55049	$26.00355	979
Invesco V.I. American Value Fund - Series I
2009	$9.01535	$12.32539	8,747
2010	$12.32539	$14.79723	9,198
2011	$14.79723	$14.66687	8,679
2012	$14.66687	$16.89652	6,603
2013	$16.89652	$22.28052	5,114
2014	$22.28052	$24.01533	5,439
2015	$24.01533	$21.43266	5,087
2016	$21.43266	$24.31154	4,041
2017	$24.31154	$26.25773	3,818
2018	$26.25773	$22.52496	3,611
Invesco V.I. American Value Fund - Series II
2009	$8.96292	$12.24956	17,415
2010	$12.24956	$14.69900	11,762
2011	$14.69900	$14.55573	7,959
2012	$14.55573	$16.73549	6,463
2013	$16.73549	$22.01322	5,026
2014	$22.01322	$23.66825	2,937
2015	$23.66825	$21.06899	2,790
2016	$21.06899	$23.84200	2,295
2017	$23.84200	$25.68476	1,880
2018	$25.68476	$21.97835	1,796
Invesco V.I. Comstock Fund - Series II
2009	$7.98311	$10.06742	49,686
2010	$10.06742	$11.43925	43,218
2011	$11.43925	$10.99805	39,683
2012	$10.99805	$12.84477	27,403
2013	$12.84477	$17.11254	21,046
2014	$17.11254	$18.33567	10,294
2015	$18.33567	$16.89192	8,294
2016	$16.89192	$19.40863	6,962
2017	$19.40863	$22.41355	4,780
2018	$22.41355	$19.28917	4,477
Invesco V.I. Equity and Income Fund - Series II
2009	$9.84293	$11.84065	51,193
2010	$11.84065	$13.02792	39,730
2011	$13.02792	$12.62889	37,436
2012	$12.62889	$13.93871	28,195
2013	$13.93871	$17.09598	23,484
2014	$17.09598	$18.26198	18,955
2015	$18.26198	$17.47140	12,225
2016	$17.47140	$19.70524	11,857
2017	$19.70524	$21.44077	11,536
2018	$21.44077	$19.00774	11,179

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.31759	$15.01361	28,591
2010	$15.01361	$16.54273	26,079
2011	$16.54273	$15.87975	18,103
2012	$15.87975	$17.83239	15,158
2013	$17.83239	$23.42720	12,573
2014	$23.42720	$25.30066	10,412
2015	$25.30066	$24.02455	9,058
2016	$24.02455	$28.18030	7,723
2017	$28.18030	$31.56376	6,838
2018	$31.56376	$26.78427	6,667
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.53663	$11.57438	154
2010	$11.57438	$14.46770	326
2011	$14.46770	$12.87915	250
2012	$12.87915	$14.11865	206
2013	$14.11865	$18.94150	10
2014	$18.94150	$20.03328	10
2015	$20.03328	$19.87964	9
2016	$19.87964	$19.63651	9
2017	$19.63651	$23.55742	8
2018	$23.55742	$21.77568	8
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.34511	$12.32687	43,608
2010	$12.32687	$13.59709	38,872
2011	$13.59709	$13.93959	32,110
2012	$13.93959	$15.40526	28,124
2013	$15.40526	$16.36600	25,069
2014	$16.36600	$16.77171	17,231
2015	$16.77171	$16.21931	14,080
2016	$16.21931	$17.86274	11,798
2017	$17.86274	$19.16086	10,684
2018	$19.16086	$18.06082	10,334
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.46992	$11.71614	32,642
2010	$11.71614	$13.69591	27,324
2011	$13.69591	$12.84735	17,701
2012	$12.84735	$13.95191	13,403
2013	$13.95191	$18.60205	12,154
2014	$18.60205	$19.57374	10,233
2015	$19.57374	$18.56137	9,102
2016	$18.56137	$21.10032	8,432
2017	$21.10032	$23.33086	7,638
2018	$23.33086	$21.04341	5,191
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.06723	$9.42006	40,700
2010	$9.42006	$10.86249	34,720
2011	$10.86249	$10.01971	32,119
2012	$10.01971	$11.02937	28,550
2013	$11.02937	$14.72054	22,661
2014	$14.72054	$15.56339	20,300
2015	$15.56339	$14.84716	14,467
2016	$14.84716	$17.07769	12,302
2017	$17.07769	$19.01821	11,376
2018	$19.01821	$17.15578	7,999

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.76088	$12.52303	16,526
2010	$12.52303	$15.11853	13,535
2011	$15.11853	$13.35644	13,459
2012	$13.35644	$14.96650	9,228
2013	$14.96650	$20.14877	7,164
2014	$20.14877	$20.98911	5,053
2015	$20.98911	$21.17465	3,277
2016	$21.17465	$21.05316	2,860
2017	$21.05316	$25.41590	2,718
2018	$25.41590	$24.23869	2,649
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.66494	$9.53121	35,601
2010	$9.53121	$11.74128	29,840
2011	$11.74128	$11.06885	22,385
2012	$11.06885	$12.45136	18,362
2013	$12.45136	$15.93622	14,088
2014	$15.93622	$17.45519	11,376
2015	$17.45519	$16.49349	9,444
2016	$16.49349	$18.85484	8,253
2017	$18.85484	$19.78416	7,438
2018	$19.78416	$16.50732	6,794
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.68719	$20.04587	7,287
2010	$20.04587	$21.60501	6,061
2011	$21.60501	$22.68010	5,174
2012	$22.68010	$26.25479	3,041
2013	$26.25479	$23.52694	2,548
2014	$23.52694	$23.77365	1,884
2015	$23.77365	$23.07364	1,870
2016	$23.07364	$25.05955	1,674
2017	$25.05955	$26.97263	1,592
2018	$26.97263	$24.62268	1,582
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.93572	$13.91515	32,203
2010	$13.91515	$15.58589	26,273
2011	$15.58589	$16.69278	24,655
2012	$16.69278	$18.94913	21,653
2013	$18.94913	$22.26903	20,713
2014	$22.26903	$22.85689	13,630
2015	$22.85689	$23.83998	9,303
2016	$23.83998	$24.68346	9,001
2017	$24.68346	$30.48708	8,613
2018	$30.48708	$29.41044	8,009
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.46114	$12.13130	5,652
2010	$12.13130	$14.63818	5,563
2011	$14.63818	$13.97435	5,299
2012	$13.97435	$15.69667	4,507
2013	$15.69667	$22.82677	3,624
2014	$22.82677	$23.84414	2,503
2015	$23.84414	$26.28351	2,465
2016	$26.28351	$25.39199	1,894
2017	$25.39199	$35.70115	1,164
2018	$35.70115	$37.70380	1,164

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.36972	$11.95295	10,019
2010	$11.95295	$14.39354	9,727
2011	$14.39354	$13.70659	9,666
2012	$13.70659	$15.35233	9,518
2013	$15.35233	$22.27331	4,903
2014	$22.27331	$23.20656	2,452
2015	$23.20656	$25.51887	2,204
2016	$25.51887	$24.58157	404
2017	$24.58157	$34.48291	336
2018	$34.48291	$36.33537	304
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.17530	$9.54394	30,535
2010	$9.54394	$12.39802	23,345
2011	$12.39802	$11.30283	22,714
2012	$11.30283	$12.04231	18,016
2013	$12.04231	$16.26006	14,106
2014	$16.26006	$16.26295	11,782
2015	$16.26295	$15.01509	10,674
2016	$15.01509	$13.44305	9,751
2017	$13.44305	$18.30022	8,419
2018	$18.30022	$19.86367	7,312
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.86261	$18.75541	16,449
2010	$18.75541	$23.85903	13,156
2011	$23.85903	$24.75963	11,148
2012	$24.75963	$28.11392	8,719
2013	$28.11392	$28.09441	8,286
2014	$28.09441	$35.71119	5,339
2015	$35.71119	$35.74620	4,138
2016	$35.74620	$37.40707	2,762
2017	$37.40707	$37.79518	2,600
2018	$37.79518	$34.15893	2,438
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.35702	$11.83121	71,980
2010	$11.83121	$12.68200	66,244
2011	$12.68200	$12.28431	53,216
2012	$12.28431	$13.72958	30,478
2013	$13.72958	$17.45204	27,074
2014	$17.45204	$19.73251	17,062
2015	$19.73251	$20.01259	12,916
2016	$20.01259	$19.17786	10,823
2017	$19.17786	$23.82893	9,490
2018	$23.82893	$22.00767	8,898
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.81154	$10.52295	19,654
2010	$10.52295	$11.64489	18,698
2011	$11.64489	$11.48077	15,204
2012	$11.48077	$12.63960	10,002
2013	$12.63960	$14.00651	9,020
2014	$14.00651	$14.85851	6,424
2015	$14.85851	$14.67529	5,904
2016	$14.67529	$15.12850	4,966
2017	$15.12850	$16.18874	1,834
2018	$16.18874	$15.01873	1,667

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.37655	$10.88059	8,233
2010	$10.88059	$13.58852	7,220
2011	$13.58852	$13.45735	6,177
2012	$13.45735	$15.35225	3,540
2013	$15.35225	$20.44898	2,857
2014	$20.44898	$21.19239	2,358
2015	$21.19239	$22.13417	2,090
2016	$22.13417	$22.19104	2,370
2017	$22.19104	$27.99788	2,195
2018	$27.99788	$25.76203	2,057
Oppenheimer Global Fund/VA - Service Shares
2009	$13.10431	$17.93455	9,868
2010	$17.93455	$20.37970	9,385
2011	$20.37970	$18.30877	5,865
2012	$18.30877	$21.74737	6,186
2013	$21.74737	$27.12310	5,591
2014	$27.12310	$27.18525	1,527
2015	$27.18525	$27.67909	1,389
2016	$27.67909	$27.14227	884
2017	$27.14227	$36.34174	600
2018	$36.34174	$30.90945	584
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.38316	$14.40029	98,302
2010	$14.40029	$16.23183	78,777
2011	$16.23183	$16.04550	64,469
2012	$16.04550	$17.82967	53,142
2013	$17.82967	$17.44625	48,869
2014	$17.44625	$17.56085	28,198
2015	$17.56085	$16.81674	24,359
2016	$16.81674	$17.55131	19,196
2017	$17.55131	$18.27939	18,420
2018	$18.27939	$17.13659	16,792
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.77549	$12.28808	71,296
2010	$12.28808	$13.97818	55,735
2011	$13.97818	$13.68530	43,519
2012	$13.68530	$15.67207	31,505
2013	$15.67207	$20.23061	20,114
2014	$20.23061	$21.93493	15,438
2015	$21.93493	$22.21159	12,161
2016	$22.21159	$24.27987	9,733
2017	$24.27987	$27.81484	8,457
2018	$27.81484	$25.10388	8,611
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.28287	$16.51212	17,130
2010	$16.51212	$19.95577	13,368
2011	$19.95577	$19.13222	9,548
2012	$19.13222	$22.10905	8,028
2013	$22.10905	$30.53430	5,881
2014	$30.53430	$33.48272	5,300
2015	$33.48272	$30.87948	4,337
2016	$30.87948	$35.68797	2,842
2017	$35.68797	$39.92852	2,406
2018	$39.92852	$35.07952	2,108

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.40151	$6.85583	99,831
2010	$6.85583	$7.49270	84,217
2011	$7.49270	$7.94241	67,378
2012	$7.94241	$8.59345	61,366
2013	$8.59345	$8.40755	60,217
2014	$8.40755	$8.82889	48,262
2015	$8.82889	$8.73189	32,052
2016	$8.73189	$8.83774	30,654
2017	$8.83774	$9.06040	29,131
2018	$9.06040	$8.78127	29,620
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.59982	34,657
2010	$12.59982	$13.93440	28,136
2011	$13.93440	$13.94845	22,947
2012	$13.94845	$16.34261	16,111
2013	$16.34261	$21.25300	12,400
2014	$21.25300	$23.51517	9,358
2015	$23.51517	$22.39152	8,332
2016	$22.39152	$24.99240	6,492
2017	$24.99240	$29.15574	9,489
2018	$29.15574	$26.20205	8,154
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.32340	$10.26924	17,292
2010	$10.26924	$11.17733	16,598
2011	$11.17733	$11.28171	13,007
2012	$11.28171	$12.46807	12,057
2013	$12.46807	$14.46066	8,046
2014	$14.46066	$15.71827	7,544
2015	$15.71827	$15.26240	6,924
2016	$15.26240	$16.19072	5,569
2017	$16.19072	$18.30147	2,593
2018	$18.30147	$17.40843	2,487
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.27303	$13.64120	3,976
2010	$13.64120	$15.36513	2,626
2011	$15.36513	$15.02755	3,986
2012	$15.02755	$16.85335	2,677
2013	$16.85335	$19.77821	2,502
2014	$19.77821	$21.25455	2,209
2015	$21.25455	$20.91019	1,791
2016	$20.91019	$21.91560	1,767
2017	$21.91560	$24.82679	1,311
2018	$24.82679	$22.61154	1,227
Putnam VT Global Health Care Fund - Class IB
2009	$10.61361	$13.13409	2,152
2010	$13.13409	$13.21733	2,136
2011	$13.21733	$12.82835	2,758
2012	$12.82835	$15.40360	1,712
2013	$15.40360	$21.43100	1,616
2014	$21.43100	$26.86566	774
2015	$26.86566	$28.43925	686
2016	$28.43925	$24.76074	743
2017	$24.76074	$28.04048	723
2018	$28.04048	$27.37383	680

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.96488	$18.94131	895
2010	$18.94131	$18.94341	1,357
2011	$18.94341	$17.59909	1,287
2012	$17.59909	$18.15426	1,216
2013	$18.15426	$20.29268	1,119
2014	$20.29268	$22.83523	981
2015	$22.83523	$20.20270	964
2016	$20.20270	$20.23431	883
2017	$20.23431	$24.27995	216
2018	$24.27995	$23.73229	167
Putnam VT Government Money Market Fund - Class IB
2009	$10.42731	$10.26195	143,697
2010	$10.26195	$10.08203	112,237
2011	$10.08203	$9.90316	55,522
2012	$9.90316	$9.72639	49,457
2013	$9.72639	$9.55324	41,877
2014	$9.55324	$9.38318	33,564
2015	$9.38318	$9.21614	26,863
2016	$9.21614	$9.05259	22,738
2017	$9.05259	$8.91310	25,385
2018	$8.91310	$8.85648	24,771
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05226	9,126
2017	$10.05226	$12.92455	7,521
2018	$12.92455	$12.99474	4,418
Putnam VT High Yield Fund - Class IB
2009	$11.67497	$17.22029	22,912
2010	$17.22029	$19.28696	18,019
2011	$19.28696	$19.27493	11,494
2012	$19.27493	$21.95950	9,353
2013	$21.95950	$23.26052	7,913
2014	$23.26052	$23.20017	7,072
2015	$23.20017	$21.56536	6,378
2016	$21.56536	$24.47364	5,002
2017	$24.47364	$25.71565	4,674
2018	$25.71565	$24.22733	4,725
Putnam VT Income Fund - Class IB
2009	$8.53570	$12.29416	89,870
2010	$12.29416	$13.26589	71,428
2011	$13.26589	$13.68059	57,045
2012	$13.68059	$14.87853	49,554
2013	$14.87853	$14.88567	45,756
2014	$14.88567	$15.56310	39,351
2015	$15.56310	$15.06155	35,717
2016	$15.06155	$15.08843	31,783
2017	$15.08843	$15.64892	30,356
2018	$15.64892	$15.39907	27,719

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.36862	$15.13949	23,107
2010	$15.13949	$16.35945	19,414
2011	$16.35945	$13.34614	14,635
2012	$13.34614	$15.97922	10,986
2013	$15.97922	$20.09859	7,884
2014	$20.09859	$18.40093	5,718
2015	$18.40093	$18.09686	4,752
2016	$18.09686	$17.33774	4,251
2017	$17.33774	$21.55551	3,598
2018	$21.55551	$17.12250	3,069
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.50472	$12.21189	9,289
2010	$12.21189	$13.66286	5,855
2011	$13.66286	$13.42455	4,428
2012	$13.42455	$15.40252	3,317
2013	$15.40252	$20.44020	2,955
2014	$20.44020	$22.86733	3,315
2015	$22.86733	$21.96901	2,910
2016	$21.96901	$24.17725	2,669
2017	$24.17725	$29.17480	2,478
2018	$29.17480	$26.46409	978
Putnam VT Research Fund - Class IB
2009	$9.29898	$12.16333	5,296
2010	$12.16333	$13.90207	5,320
2011	$13.90207	$13.41515	3,003
2012	$13.41515	$15.53516	2,146
2013	$15.53516	$20.34733	1,655
2014	$20.34733	$22.95272	1,513
2015	$22.95272	$22.19353	1,367
2016	$22.19353	$23.99462	1,241
2017	$23.99462	$29.06950	1,097
2018	$29.06950	$27.20305	1,008
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.52344	$13.65646	5,875
2010	$13.65646	$16.03527	8,830
2011	$16.03527	$14.94829	7,996
2012	$14.94829	$17.14049	5,055
2013	$17.14049	$22.96807	3,696
2014	$22.96807	$25.59983	3,487
2015	$25.59983	$25.06871	3,334
2016	$25.06871	$26.53899	2,310
2017	$26.53899	$33.68404	2,163
2018	$33.68404	$32.57463	1,592
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.65

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.63999	$8.82955	339
2010	$8.82955	$10.13430	0
2011	$10.13430	$9.67122	0
2012	$9.67122	$11.02510	0
2013	$11.02510	$14.17218	0
2014	$14.17218	$15.53274	0
2015	$15.53274	$15.31027	0
2016	$15.31027	$16.19113	0
2017	$16.19113	$19.32624	0
2018	$19.32624	$17.71026	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.16353	$9.93293	0
2010	$9.93293	$10.97351	0
2011	$10.97351	$10.72600	0
2012	$10.72600	$11.74770	0
2013	$11.74770	$13.05332	0
2014	$13.05332	$13.35272	0
2015	$13.35272	$13.03751	0
2016	$13.03751	$13.46765	0
2017	$13.46765	$14.91313	0
2018	$14.91313	$14.01437	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.45644	$9.40876	0
2010	$9.40876	$10.55914	0
2011	$10.55914	$10.23655	0
2012	$10.23655	$11.36109	0
2013	$11.36109	$12.89572	0
2014	$12.89572	$13.24013	0
2015	$13.24013	$12.93685	0
2016	$12.93685	$13.43639	0
2017	$13.43639	$15.33540	0
2018	$15.33540	$14.13777	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.93569	$8.93077	0
2010	$8.93077	$10.15962	0
2011	$10.15962	$9.69090	0
2012	$9.69090	$10.95631	0
2013	$10.95631	$13.05723	0
2014	$13.05723	$13.42493	0
2015	$13.42493	$13.10810	0
2016	$13.10810	$13.68776	0
2017	$13.68776	$16.21807	0
2018	$16.21807	$14.63683	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.41684	$10.59683	0
2010	$10.59683	$11.15654	0
2011	$11.15654	$11.10389	0
2012	$11.10389	$11.58112	0
2013	$11.58112	$11.96019	0
2014	$11.96019	$12.15551	0
2015	$12.15551	$11.86387	0
2016	$11.86387	$12.13204	0
2017	$12.13204	$12.90550	0
2018	$12.90550	$12.37950	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.16579	0
2016	$18.16579	$17.84373	0
2017	$17.84373	$23.50426	0
2018	$23.50426	$25.88795	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.88073	$8.53051	0
2010	$8.53051	$9.60705	0
2011	$9.60705	$9.59890	0
2012	$9.59890	$10.89470	0
2013	$10.89470	$14.10679	0
2014	$14.10679	$15.68732	0
2015	$15.68732	$15.56537	0
2016	$15.56537	$17.04945	0
2017	$17.04945	$20.32055	0
2018	$20.32055	$19.00231	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.61793	$9.07856	0
2010	$9.07856	$11.45788	0
2011	$11.45788	$10.02675	0
2012	$10.02675	$11.27507	0
2013	$11.27507	$15.03767	0
2014	$15.03767	$15.65130	0
2015	$15.65130	$15.11306	0
2016	$15.11306	$16.60465	0
2017	$16.60465	$19.64857	0
2018	$19.64857	$16.43712	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.18316	$12.65018	11
2010	$12.65018	$14.48872	11
2011	$14.48872	$14.56487	11
2012	$14.56487	$16.04489	10
2013	$16.04489	$20.41253	10
2014	$20.41253	$21.86751	10
2015	$21.86751	$21.26997	10
2016	$21.26997	$23.30638	0
2017	$23.30638	$26.50758	0
2018	$26.50758	$24.82732	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.13472	$12.15846	684
2010	$12.15846	$13.44736	0
2011	$13.44736	$13.51520	0
2012	$13.51520	$14.94444	0
2013	$14.94444	$16.71464	0
2014	$16.71464	$17.16440	0
2015	$17.16440	$15.65997	0
2016	$15.65997	$17.52843	0
2017	$17.52843	$18.87222	0
2018	$18.87222	$17.72700	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.61176	$9.69318	0
2010	$9.69318	$10.61767	0
2011	$10.61767	$10.26572	0
2012	$10.26572	$11.32301	0
2013	$11.32301	$14.29747	0
2014	$14.29747	$15.78322	0
2015	$15.78322	$16.36410	0
2016	$16.36410	$15.77588	0
2017	$15.77588	$19.84037	0
2018	$19.84037	$19.18876	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.48038	$10.26527	0
2010	$10.26527	$11.28150	0
2011	$11.28150	$10.74656	0
2012	$10.74656	$11.95744	0
2013	$11.95744	$14.97891	0
2014	$14.97891	$15.54264	0
2015	$15.54264	$14.69973	0
2016	$14.69973	$16.18696	0
2017	$16.18696	$17.25706	0
2018	$17.25706	$15.03867	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.08454	$13.71483	563
2010	$13.71483	$14.96975	372
2011	$14.96975	$14.54172	288
2012	$14.54172	$16.30668	89
2013	$16.30668	$20.53049	11
2014	$20.53049	$21.58804	11
2015	$21.58804	$20.14465	11
2016	$20.14465	$22.95054	0
2017	$22.95054	$24.41136	0
2018	$24.41136	$21.78879	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.65505	$17.31178	8
2010	$17.31178	$21.78952	8
2011	$21.78952	$20.58506	7
2012	$20.58506	$23.92083	7
2013	$23.92083	$31.99002	6
2014	$31.99002	$31.58061	6
2015	$31.58061	$28.70950	7
2016	$28.70950	$36.69059	0
2017	$36.69059	$39.85591	0
2018	$39.85591	$34.08343	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.49821	$16.20485	0
2010	$16.20485	$20.30106	0
2011	$20.30106	$18.96552	0
2012	$18.96552	$20.63573	0
2013	$20.63573	$27.98505	0
2014	$27.98505	$29.52269	0
2015	$29.52269	$28.20931	0
2016	$28.20931	$28.84638	0
2017	$28.84638	$34.37864	0
2018	$34.37864	$31.93213	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.60967	$11.74877	0
2010	$11.74877	$12.14194	0
2011	$12.14194	$12.59620	0
2012	$12.59620	$12.59714	0
2013	$12.59714	$12.08856	0
2014	$12.08856	$12.26769	0
2015	$12.26769	$12.09911	0
2016	$12.09911	$11.95591	0
2017	$11.95591	$11.89432	0
2018	$11.89432	$11.71441	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.05459	$32.28189	0
2010	$32.28189	$37.26132	0
2011	$37.26132	$30.77692	0
2012	$30.77692	$34.18546	0
2013	$34.18546	$33.24699	0
2014	$33.24699	$29.89652	0
2015	$29.89652	$23.59322	0
2016	$23.59322	$27.20002	0
2017	$27.20002	$37.49292	0
2018	$37.49292	$30.98851	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.52056	$18.18803	8
2010	$18.18803	$19.35453	8
2011	$19.35453	$16.97843	8
2012	$16.97843	$19.70393	9
2013	$19.70393	$23.78443	8
2014	$23.78443	$20.74774	8
2015	$20.74774	$19.04357	10
2016	$19.04357	$20.03548	0
2017	$20.03548	$22.95226	0
2018	$22.95226	$19.05003	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.35533	$20.21882	0
2010	$20.21882	$22.71455	0
2011	$22.71455	$22.10345	0
2012	$22.10345	$24.96452	0
2013	$24.96452	$24.90440	0
2014	$24.90440	$24.89427	0
2015	$24.89427	$23.38421	0
2016	$23.38421	$23.62967	0
2017	$23.62967	$23.64396	0
2018	$23.64396	$23.65782	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.48406	$12.16878	0
2010	$12.16878	$14.28217	0
2011	$14.28217	$13.12397	0
2012	$13.12397	$14.60778	0
2013	$14.60778	$20.04546	0
2014	$20.04546	$21.28395	0
2015	$21.28395	$21.88472	0
2016	$21.88472	$21.91644	0
2017	$21.91644	$27.33058	0
2018	$27.33058	$25.78298	0
Invesco V.I. American Value Fund - Series I
2009	$8.99393	$12.28985	196
2010	$12.28985	$14.74707	183
2011	$14.74707	$14.60973	137
2012	$14.60973	$16.82211	38
2013	$16.82211	$22.17111	0
2014	$22.17111	$23.88523	0
2015	$23.88523	$21.30570	0
2016	$21.30570	$24.15527	0
2017	$24.15527	$26.07588	0
2018	$26.07588	$22.35767	0
Invesco V.I. American Value Fund - Series II
2009	$8.94164	$12.21425	0
2010	$12.21425	$14.64918	0
2011	$14.64918	$14.49903	0
2012	$14.49903	$16.66180	0
2013	$16.66180	$21.90515	0
2014	$21.90515	$23.54005	0
2015	$23.54005	$20.94419	0
2016	$20.94419	$23.68875	0
2017	$23.68875	$25.50687	0
2018	$25.50687	$21.81512	0
Invesco V.I. Comstock Fund - Series II
2009	$7.96414	$10.03838	0
2010	$10.03838	$11.40045	0
2011	$11.40045	$10.95517	0
2012	$10.95517	$12.78816	0
2013	$12.78816	$17.02846	0
2014	$17.02846	$18.23630	0
2015	$18.23630	$16.79182	0
2016	$16.79182	$19.28383	0
2017	$19.28383	$22.25825	0
2018	$22.25825	$19.14586	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.81955	$11.80651	0
2010	$11.80651	$12.98375	0
2011	$12.98375	$12.57967	0
2012	$12.57967	$13.87732	0
2013	$13.87732	$17.01202	0
2014	$17.01202	$18.16303	0
2015	$18.16303	$17.36789	0
2016	$17.36789	$19.57857	0
2017	$19.57857	$21.29226	0
2018	$21.29226	$18.86657	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.27528	$14.95441	203
2010	$14.95441	$16.46912	11
2011	$16.46912	$15.80106	11
2012	$15.80106	$17.73496	10
2013	$17.73496	$23.28734	10
2014	$23.28734	$25.13681	9
2015	$25.13681	$23.85680	9
2016	$23.85680	$27.96933	0
2017	$27.96933	$31.31175	0
2018	$31.31175	$26.55705	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.51871	$11.54100	15
2010	$11.54100	$14.41866	13
2011	$14.41866	$12.82896	12
2012	$12.82896	$14.05644	13
2013	$14.05644	$18.84845	13
2014	$18.84845	$19.92470	12
2015	$19.92470	$19.76182	11
2016	$19.76182	$19.51022	0
2017	$19.51022	$23.39418	0
2018	$23.39418	$21.61388	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.32492	$12.29398	0
2010	$12.29398	$13.55392	0
2011	$13.55392	$13.88828	0
2012	$13.88828	$15.34073	0
2013	$15.34073	$16.28915	0
2014	$16.28915	$16.68446	0
2015	$16.68446	$16.12672	0
2016	$16.12672	$17.75175	0
2017	$17.75175	$19.03226	0
2018	$19.03226	$17.93057	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.44944	$11.68487	0
2010	$11.68487	$13.65240	0
2011	$13.65240	$12.80002	0
2012	$12.80002	$13.89342	0
2013	$13.89342	$18.51466	0
2014	$18.51466	$19.47187	0
2015	$19.47187	$18.45537	0
2016	$18.45537	$20.96917	0
2017	$20.96917	$23.17422	0
2018	$23.17422	$20.89159	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.04979	$9.39490	0
2010	$9.39490	$10.82797	0
2011	$10.82797	$9.98280	0
2012	$9.98280	$10.98312	0
2013	$10.98312	$14.65136	0
2014	$14.65136	$15.48236	0
2015	$15.48236	$14.76235	0
2016	$14.76235	$16.97152	0
2017	$16.97152	$18.89051	0
2018	$18.89051	$17.03200	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.74193	$12.48959	0
2010	$12.48959	$15.07051	0
2011	$15.07051	$13.30724	0
2012	$13.30724	$14.90376	0
2013	$14.90376	$20.05410	0
2014	$20.05410	$20.87984	0
2015	$20.87984	$21.05369	0
2016	$21.05369	$20.92226	0
2017	$20.92226	$25.24521	0
2018	$25.24521	$24.06378	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.64838	$9.50577	0
2010	$9.50577	$11.70399	0
2011	$11.70399	$11.02809	0
2012	$11.02809	$12.39916	0
2013	$12.39916	$15.86135	0
2014	$15.86135	$17.36434	0
2015	$17.36434	$16.39929	0
2016	$16.39929	$18.73764	0
2017	$18.73764	$19.65133	0
2018	$19.65133	$16.38822	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.63333	$19.96688	0
2010	$19.96688	$21.50893	0
2011	$21.50893	$22.56778	0
2012	$22.56778	$26.11144	0
2013	$26.11144	$23.38657	0
2014	$23.38657	$23.61977	0
2015	$23.61977	$22.91262	0
2016	$22.91262	$24.87205	0
2017	$24.87205	$26.75738	0
2018	$26.75738	$24.41387	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.90791	$13.87271	0
2010	$13.87271	$15.53045	0
2011	$15.53045	$16.62494	0
2012	$16.62494	$18.86251	0
2013	$18.86251	$22.15597	0
2014	$22.15597	$22.72926	0
2015	$22.72926	$23.69480	0
2016	$23.69480	$24.52070	0
2017	$24.52070	$30.27087	0
2018	$30.27087	$29.18715	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.44341	$12.09633	0
2010	$12.09633	$14.58856	0
2011	$14.58856	$13.91992	0
2012	$13.91992	$15.62755	0
2013	$15.62755	$22.71470	0
2014	$22.71470	$23.71501	0
2015	$23.71501	$26.12786	0
2016	$26.12786	$25.22882	0
2017	$25.22882	$35.45397	0
2018	$35.45397	$37.42387	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.35219	$11.91845	0
2010	$11.91845	$14.34471	0
2011	$14.34471	$13.65315	0
2012	$13.65315	$15.28466	0
2013	$15.28466	$22.16385	0
2014	$22.16385	$23.08075	0
2015	$23.08075	$25.36762	0
2016	$25.36762	$24.42346	0
2017	$24.42346	$34.24395	0
2018	$34.24395	$36.06538	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.16688	$9.52608	0
2010	$9.52608	$12.36854	0
2011	$12.36854	$11.27022	0
2012	$11.27022	$12.00145	0
2013	$12.00145	$16.19664	0
2014	$16.19664	$16.19127	0
2015	$16.19127	$14.94130	0
2016	$14.94130	$13.37018	0
2017	$13.37018	$18.19192	0
2018	$18.19192	$19.73615	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.81155	$18.68144	137
2010	$18.68144	$23.75285	122
2011	$23.75285	$24.63692	88
2012	$24.63692	$27.96031	29
2013	$27.96031	$27.92667	7
2014	$27.92667	$35.47993	7
2015	$35.47993	$35.49663	7
2016	$35.49663	$37.12705	0
2017	$37.12705	$37.49344	0
2018	$37.49344	$33.86914	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.33293	$11.79111	14
2010	$11.79111	$12.63259	15
2011	$12.63259	$12.23024	14
2012	$12.23024	$13.66217	13
2013	$13.66217	$17.35752	14
2014	$17.35752	$19.61566	13
2015	$19.61566	$19.88395	11
2016	$19.88395	$19.04491	0
2017	$19.04491	$23.65187	0
2018	$23.65187	$21.83312	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.78127	$10.48148	15
2010	$10.48148	$11.59308	15
2011	$11.59308	$11.42388	16
2012	$11.42388	$12.57055	14
2013	$12.57055	$13.92289	16
2014	$13.92289	$14.76228	16
2015	$14.76228	$14.57282	16
2016	$14.57282	$15.01525	0
2017	$15.01525	$16.05950	0
2018	$16.05950	$14.89133	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.34777	$10.83770	0
2010	$10.83770	$13.52807	0
2011	$13.52807	$13.39069	0
2012	$13.39069	$15.26841	0
2013	$15.26841	$20.32696	0
2014	$20.32696	$21.05521	0
2015	$21.05521	$21.97970	0
2016	$21.97970	$22.02500	0
2017	$22.02500	$27.77444	0
2018	$27.77444	$25.54355	0
Oppenheimer Global Fund/VA - Service Shares
2009	$13.05934	$17.86391	0
2010	$17.86391	$20.28910	0
2011	$20.28910	$18.21812	0
2012	$18.21812	$21.62864	0
2013	$21.62864	$26.96130	0
2014	$26.96130	$27.00933	0
2015	$27.00933	$27.48598	0
2016	$27.48598	$26.93922	0
2017	$26.93922	$36.05180	0
2018	$36.05180	$30.64738	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.34062	$14.34351	666
2010	$14.34351	$16.15961	169
2011	$16.15961	$15.96599	126
2012	$15.96599	$17.73226	36
2013	$17.73226	$17.34210	0
2014	$17.34210	$17.44714	0
2015	$17.44714	$16.69933	0
2016	$16.69933	$17.41994	0
2017	$17.41994	$18.13347	0
2018	$18.13347	$16.99122	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.74192	$12.23965	393
2010	$12.23965	$13.91600	389
2011	$13.91600	$13.61751	292
2012	$13.61751	$15.58648	82
2013	$15.58648	$20.10989	0
2014	$20.10989	$21.79295	0
2015	$21.79295	$22.05658	0
2016	$22.05658	$24.09820	0
2017	$24.09820	$27.59288	0
2018	$27.59288	$24.89099	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.24069	$16.44706	10
2010	$16.44706	$19.86704	9
2011	$19.86704	$19.03747	9
2012	$19.03747	$21.98832	8
2013	$21.98832	$30.35213	8
2014	$30.35213	$33.26601	8
2015	$33.26601	$30.66398	7
2016	$30.66398	$35.42093	0
2017	$35.42093	$39.60988	0
2018	$39.60988	$34.78204	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.38766	$6.83753	0
2010	$6.83753	$7.46889	0
2011	$7.46889	$7.91315	0
2012	$7.91315	$8.55741	0
2013	$8.55741	$8.36802	0
2014	$8.36802	$8.78292	0
2015	$8.78292	$8.68199	0
2016	$8.68199	$8.78277	0
2017	$8.78277	$8.99952	0
2018	$8.99952	$8.71788	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.55018	13
2010	$12.55018	$13.87244	13
2011	$13.87244	$13.87937	13
2012	$13.87937	$16.25338	12
2013	$16.25338	$21.12620	11
2014	$21.12620	$23.36298	10
2015	$23.36298	$22.23528	10
2016	$22.23528	$24.80541	0
2017	$24.80541	$28.92309	0
2018	$28.92309	$25.97987	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.29482	$10.22878	475
2010	$10.22878	$11.12764	487
2011	$11.12764	$11.22586	356
2012	$11.22586	$12.40002	102
2013	$12.40002	$14.37441	0
2014	$14.37441	$15.61657	0
2015	$15.61657	$15.15592	0
2016	$15.15592	$16.06961	0
2017	$16.06961	$18.15546	0
2018	$18.15546	$17.26085	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.23776	$13.58744	0
2010	$13.58744	$15.29679	0
2011	$15.29679	$14.95311	0
2012	$14.95311	$16.76132	0
2013	$16.76132	$19.66020	0
2014	$19.66020	$21.11697	0
2015	$21.11697	$20.76426	0
2016	$20.76426	$21.75161	0
2017	$21.75161	$24.62867	0
2018	$24.62867	$22.41978	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.57715	$13.08231	0
2010	$13.08231	$13.15852	0
2011	$13.15852	$12.76478	0
2012	$12.76478	$15.31945	0
2013	$15.31945	$21.30309	0
2014	$21.30309	$26.69174	0
2015	$26.69174	$28.24076	0
2016	$28.24076	$24.57544	0
2017	$24.57544	$27.81668	0
2018	$27.81668	$27.14165	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.90322	$18.86670	0
2010	$18.86670	$18.85920	0
2011	$18.85920	$17.51195	0
2012	$17.51195	$18.05516	0
2013	$18.05516	$20.17162	0
2014	$20.17162	$22.68745	0
2015	$22.68745	$20.06175	0
2016	$20.06175	$20.08294	0
2017	$20.08294	$24.08624	0
2018	$24.08624	$23.53108	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.39150	$10.22149	239
2010	$10.22149	$10.03717	269
2011	$10.03717	$9.85410	204
2012	$9.85410	$9.67326	65
2013	$9.67326	$9.49623	0
2014	$9.49623	$9.32243	0
2015	$9.32243	$9.15181	0
2016	$9.15181	$8.98483	0
2017	$8.98483	$8.84195	0
2018	$8.84195	$8.78136	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05168	0
2017	$10.05168	$12.91732	0
2018	$12.91732	$12.98092	0
Putnam VT High Yield Fund - Class IB
2009	$11.63487	$17.15242	0
2010	$17.15242	$19.20117	0
2011	$19.20117	$19.17944	0
2012	$19.17944	$21.83957	0
2013	$21.83957	$23.12171	0
2014	$23.12171	$23.04999	0
2015	$23.04999	$21.41484	0
2016	$21.41484	$24.29050	0
2017	$24.29050	$25.51041	0
2018	$25.51041	$24.02186	0
Putnam VT Income Fund - Class IB
2009	$8.50639	$12.24570	0
2010	$12.24570	$13.20687	0
2011	$13.20687	$13.61282	0
2012	$13.61282	$14.79727	0
2013	$14.79727	$14.79683	0
2014	$14.79683	$15.46234	0
2015	$15.46234	$14.95644	0
2016	$14.95644	$14.97552	0
2017	$14.97552	$15.52402	0
2018	$15.52402	$15.26847	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.32612	$15.07979	9
2010	$15.07979	$16.28665	10
2011	$16.28665	$13.27999	10
2012	$13.27999	$15.89192	11
2013	$15.89192	$19.97861	10
2014	$19.97861	$18.28177	10
2015	$18.28177	$17.97050	10
2016	$17.97050	$17.20793	0
2017	$17.20793	$21.38340	0
2018	$21.38340	$16.97721	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.47207	$12.16374	0
2010	$12.16374	$13.60208	0
2011	$13.60208	$13.35803	0
2012	$13.35803	$15.31839	0
2013	$15.31839	$20.31821	0
2014	$20.31821	$22.71928	0
2015	$22.71928	$21.81567	0
2016	$21.81567	$23.99632	0
2017	$23.99632	$28.94196	0
2018	$28.94196	$26.23965	0
Putnam VT Research Fund - Class IB
2009	$9.26706	$12.11539	0
2010	$12.11539	$13.84024	0
2011	$13.84024	$13.34870	0
2012	$13.34870	$15.45033	0
2013	$15.45033	$20.22594	0
2014	$20.22594	$22.80417	0
2015	$22.80417	$22.03868	0
2016	$22.03868	$23.81509	0
2017	$23.81509	$28.83754	0
2018	$28.83754	$26.97236	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.48730	$13.60263	0
2010	$13.60263	$15.96395	0
2011	$15.96395	$14.87423	0
2012	$14.87423	$17.04688	0
2013	$17.04688	$22.83101	0
2014	$22.83101	$25.43411	0
2015	$25.43411	$24.89374	0
2016	$24.89374	$26.34038	0
2017	$26.34038	$33.41521	0
2018	$33.41521	$32.29836	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to
May 1, 2003 or With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003
Mortality & Expense = 1.70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.63092	$8.81303	11,904
2010	$8.81303	$10.11018	11,702
2011	$10.11018	$9.64331	9,310
2012	$9.64331	$10.98767	11,644
2013	$10.98767	$14.11686	11,179
2014	$14.11686	$15.46423	10,754
2015	$15.46423	$15.23497	10,442
2016	$15.23497	$16.10332	10,218
2017	$16.10332	$19.21178	10,045
2018	$19.21178	$17.59650	9,483
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.15239	$9.91432	49,758
2010	$9.91432	$10.94738	49,178
2011	$10.94738	$10.69501	48,880
2012	$10.69501	$11.70778	48,582
2013	$11.70778	$13.00234	0
2014	$13.00234	$13.29381	0
2015	$13.29381	$12.97338	0
2016	$12.97338	$13.39460	0
2017	$13.39460	$14.82481	0
2018	$14.82481	$13.92435	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.44627	$9.39114	15,322
2010	$9.39114	$10.53399	15,216
2011	$10.53399	$10.20700	14,838
2012	$10.20700	$11.32251	14,372
2013	$11.32251	$12.84539	13,766
2014	$12.84539	$13.18174	13,223
2015	$13.18174	$12.87323	12,920
2016	$12.87323	$13.36353	12,673
2017	$13.36353	$15.24461	12,311
2018	$15.24461	$14.04698	12,094
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.92624	$8.91403	0
2010	$8.91403	$10.13540	0
2011	$10.13540	$9.66288	0
2012	$9.66288	$10.91905	0
2013	$10.91905	$13.00620	0
2014	$13.00620	$13.36566	0
2015	$13.36566	$13.04359	0
2016	$13.04359	$13.61346	0
2017	$13.61346	$16.12195	0
2018	$16.12195	$14.54275	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.40399	$10.57698	0
2010	$10.57698	$11.12997	0
2011	$11.12997	$11.07180	0
2012	$11.07180	$11.54177	0
2013	$11.54177	$11.91347	0
2014	$11.91347	$12.10187	0
2015	$12.10187	$11.80549	0
2016	$11.80549	$12.06620	0
2017	$12.06620	$12.82905	0
2018	$12.82905	$12.29995	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.07648	3,116
2016	$18.07648	$17.74699	0
2017	$17.74699	$23.36513	758
2018	$23.36513	$25.72174	2,608
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.87134	$8.51454	0
2010	$8.51454	$9.58417	0
2011	$9.58417	$9.57118	0
2012	$9.57118	$10.85770	0
2013	$10.85770	$14.05173	0
2014	$14.05173	$15.61813	0
2015	$15.61813	$15.48882	0
2016	$15.48882	$16.95700	0
2017	$16.95700	$20.20023	919
2018	$20.20023	$18.88026	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.60891	$9.06157	67
2010	$9.06157	$11.43063	6,550
2011	$11.43063	$9.99782	65
2012	$9.99782	$11.23681	2,333
2013	$11.23681	$14.97902	2,155
2014	$14.97902	$15.58232	1,996
2015	$15.58232	$15.03878	1,777
2016	$15.03878	$16.51465	1,617
2017	$16.51465	$19.53226	1,476
2018	$19.53226	$16.33158	1,348
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.15100	$12.60380	13,504
2010	$12.60380	$14.42826	11,163
2011	$14.42826	$14.49673	6,008
2012	$14.49673	$15.96167	5,771
2013	$15.96167	$20.29632	5,406
2014	$20.29632	$21.73194	3,042
2015	$21.73194	$21.12735	3,001
2016	$21.12735	$23.13836	2,962
2017	$23.13836	$26.30328	2,940
2018	$26.30328	$24.62354	1,840

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.11301	$12.12340	24,267
2010	$12.12340	$13.40176	19,515
2011	$13.40176	$13.46253	19,381
2012	$13.46253	$14.87858	19,852
2013	$14.87858	$16.63252	3,059
2014	$16.63252	$17.07139	3,802
2015	$17.07139	$15.56717	3,784
2016	$15.56717	$17.41571	3,766
2017	$17.41571	$18.74146	3,776
2018	$18.74146	$17.59531	3,773
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.59530	$9.66731	11,628
2010	$9.66731	$10.58391	7,493
2011	$10.58391	$10.22787	7,299
2012	$10.22787	$11.27551	7,130
2013	$11.27551	$14.23024	6,171
2014	$14.23024	$15.70100	5,726
2015	$15.70100	$16.27057	8,201
2016	$16.27057	$15.67775	276
2017	$15.67775	$19.70709	254
2018	$19.70709	$19.05023	55
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.46882	$10.24606	983
2010	$10.24606	$11.25467	1,841
2011	$11.25467	$10.71556	0
2012	$10.71556	$11.91685	0
2013	$11.91685	$14.92048	0
2014	$14.92048	$15.47411	0
2015	$15.47411	$14.62746	0
2016	$14.62746	$16.09921	0
2017	$16.09921	$17.15489	0
2018	$17.15489	$14.94210	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.04951	$13.66451	16,890
2010	$13.66451	$14.90724	9,749
2011	$14.90724	$14.47363	7,987
2012	$14.47363	$16.22203	5,181
2013	$16.22203	$20.41351	3,656
2014	$20.41351	$21.45409	1,996
2015	$21.45409	$20.00947	1,613
2016	$20.00947	$22.78495	1,282
2017	$22.78495	$24.22307	923
2018	$24.22307	$21.60982	936
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.61189	$17.24826	7,158
2010	$17.24826	$21.69852	6,696
2011	$21.69852	$20.48867	6,159
2012	$20.48867	$23.79668	5,605
2013	$23.79668	$31.80779	4,213
2014	$31.80779	$31.38472	4,186
2015	$31.38472	$28.51687	4,014
2016	$28.51687	$36.42592	3,652
2017	$36.42592	$39.54856	3,590
2018	$39.54856	$33.80353	3,273

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.46185	$16.14538	193
2010	$16.14538	$20.21627	179
2011	$20.21627	$18.87671	168
2012	$18.87671	$20.52860	128
2013	$20.52860	$27.82560	118
2014	$27.82560	$29.33952	118
2015	$29.33952	$28.02001	117
2016	$28.02001	$28.63826	116
2017	$28.63826	$34.11349	115
2018	$34.11349	$31.66988	116
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.58210	$11.71489	179
2010	$11.71489	$12.10077	192
2011	$12.10077	$12.54711	181
2012	$12.54711	$12.54165	194
2013	$12.54165	$12.02918	218
2014	$12.02918	$12.20121	0
2015	$12.20121	$12.02740	0
2016	$12.02740	$11.87901	0
2017	$11.87901	$11.81187	0
2018	$11.81187	$11.62735	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.99436	$32.16349	2,498
2010	$32.16349	$37.10578	1,730
2011	$37.10578	$30.63286	1,407
2012	$30.63286	$34.00807	1,981
2013	$34.00807	$33.05762	1,899
2014	$33.05762	$29.71108	1,714
2015	$29.71108	$23.43492	1,646
2016	$23.43492	$27.00380	1,590
2017	$27.00380	$37.20380	1,542
2018	$37.20380	$30.73402	1,385
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.47783	$18.12130	9,766
2010	$18.12130	$19.27371	7,563
2011	$19.27371	$16.89893	7,622
2012	$16.89893	$19.60165	6,847
2013	$19.60165	$23.64893	4,487
2014	$23.64893	$20.61902	2,341
2015	$20.61902	$18.91577	1,739
2016	$18.91577	$19.89090	638
2017	$19.89090	$22.77520	629
2018	$22.77520	$18.89355	193
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.30047	$20.14464	0
2010	$20.14464	$22.61970	0
2011	$22.61970	$21.99997	0
2012	$21.99997	$24.83496	0
2013	$24.83496	$24.76254	0
2014	$24.76254	$24.73986	0
2015	$24.73986	$23.22734	0
2016	$23.22734	$23.45923	0
2017	$23.45923	$23.46164	0
2018	$23.46164	$23.46356	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.46039	$12.12411	1,447
2010	$12.12411	$14.22251	6,669
2011	$14.22251	$13.06251	11,322
2012	$13.06251	$14.53194	303
2013	$14.53194	$19.93125	219
2014	$19.93125	$21.15189	0
2015	$21.15189	$21.73788	0
2016	$21.73788	$21.75833	0
2017	$21.75833	$27.11982	0
2018	$27.11982	$25.57125	0
Invesco V.I. American Value Fund - Series I
2009	$8.97256	$12.25440	1,013
2010	$12.25440	$14.69703	1,005
2011	$14.69703	$14.55275	905
2012	$14.55275	$16.74794	6,249
2013	$16.74794	$22.06213	456
2014	$22.06213	$23.75573	453
2015	$23.75573	$21.17938	451
2016	$21.17938	$23.99985	3,449
2017	$23.99985	$25.89510	445
2018	$25.89510	$22.19149	443
Invesco V.I. American Value Fund - Series II
2009	$8.92037	$12.17899	2,706
2010	$12.17899	$14.59947	1,122
2011	$14.59947	$14.44248	1,083
2012	$14.44248	$16.58833	1,037
2013	$16.58833	$21.79746	861
2014	$21.79746	$23.41240	355
2015	$23.41240	$20.82000	288
2016	$20.82000	$23.53631	38
2017	$23.53631	$25.33002	40
2018	$25.33002	$21.65294	0
Invesco V.I. Comstock Fund - Series II
2009	$7.94520	$10.00941	5,200
2010	$10.00941	$11.36177	5,166
2011	$11.36177	$10.91245	3,737
2012	$10.91245	$12.73178	560
2013	$12.73178	$16.94477	508
2014	$16.94477	$18.13743	312
2015	$18.13743	$16.69227	14
2016	$16.69227	$19.15977	0
2017	$19.15977	$22.10397	0
2018	$22.10397	$19.00357	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.79620	$11.77244	11,834
2010	$11.77244	$12.93969	1,540
2011	$12.93969	$12.53061	827
2012	$12.53061	$13.81614	472
2013	$13.81614	$16.92839	242
2014	$16.92839	$18.06453	147
2015	$18.06453	$17.26490	3,186
2016	$17.26490	$19.45259	0
2017	$19.45259	$21.14463	0
2018	$21.14463	$18.72632	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.23649	$14.89956	4,715
2010	$14.89956	$16.40037	3,635
2011	$16.40037	$15.72709	2,596
2012	$15.72709	$17.64293	855
2013	$17.64293	$23.15471	453
2014	$23.15471	$24.98091	2,687
2015	$24.98091	$23.69676	352
2016	$23.69676	$27.76759	2,980
2017	$27.76759	$31.07030	308
2018	$31.07030	$26.33895	671
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.50084	$11.50770	2,628
2010	$11.50770	$14.36973	880
2011	$14.36973	$12.77893	482
2012	$12.77893	$13.99447	484
2013	$13.99447	$18.75581	219
2014	$18.75581	$19.81668	218
2015	$19.81668	$19.64467	210
2016	$19.64467	$19.38470	214
2017	$19.38470	$23.23202	212
2018	$23.23202	$21.45324	208
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.30477	$12.26115	10,904
2010	$12.26115	$13.51086	10,612
2011	$13.51086	$13.83712	9,285
2012	$13.83712	$15.27641	9,089
2013	$15.27641	$16.21258	9,045
2014	$16.21258	$16.59758	6,119
2015	$16.59758	$16.03457	6,022
2016	$16.03457	$17.64136	5,422
2017	$17.64136	$18.90441	5,393
2018	$18.90441	$17.80114	5,357
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.42901	$11.65365	377
2010	$11.65365	$13.60900	739
2011	$13.60900	$12.75284	371
2012	$12.75284	$13.83515	367
2013	$13.83515	$18.42761	0
2014	$18.42761	$19.37045	0
2015	$19.37045	$18.34989	0
2016	$18.34989	$20.83874	0
2017	$20.83874	$23.01851	0
2018	$23.01851	$20.74076	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.03238	$9.36980	3,981
2010	$9.36980	$10.79355	4,023
2011	$10.79355	$9.94601	4,033
2012	$9.94601	$10.93705	1,556
2013	$10.93705	$14.58249	1,459
2014	$14.58249	$15.40172	1,005
2015	$15.40172	$14.67798	963
2016	$14.67798	$16.86596	945
2017	$16.86596	$18.76360	935
2018	$18.76360	$16.90903	953

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.72304	$12.45626	5,412
2010	$12.45626	$15.02263	3,016
2011	$15.02263	$13.25821	3,107
2012	$13.25821	$14.84127	3,122
2013	$14.84127	$19.95985	2,677
2014	$19.95985	$20.77113	1,975
2015	$20.77113	$20.93342	1,642
2016	$20.93342	$20.79217	1,246
2017	$20.79217	$25.07566	1,141
2018	$25.07566	$23.89011	968
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.63183	$9.48038	4,198
2010	$9.48038	$11.66678	4,130
2011	$11.66678	$10.98745	4,123
2012	$10.98745	$12.34718	516
2013	$12.34718	$15.78681	439
2014	$15.78681	$17.27394	167
2015	$17.27394	$16.30559	14
2016	$16.30559	$18.62112	0
2017	$18.62112	$19.51932	0
2018	$19.51932	$16.26991	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.58395	$19.89368	2,237
2010	$19.89368	$21.41916	2,210
2011	$21.41916	$22.46217	1,444
2012	$22.46217	$25.97598	2,501
2013	$25.97598	$23.25338	2,383
2014	$23.25338	$23.47328	1,039
2015	$23.47328	$22.75892	892
2016	$22.75892	$24.69265	812
2017	$24.69265	$26.55107	741
2018	$26.55107	$24.21342	677
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.88015	$13.83035	1,810
2010	$13.83035	$15.47515	1,802
2011	$15.47515	$16.55732	784
2012	$16.55732	$18.77620	1,930
2013	$18.77620	$22.04336	1,834
2014	$22.04336	$22.60223	1,633
2015	$22.60223	$23.55038	1,466
2016	$23.55038	$24.35886	1,366
2017	$24.35886	$30.05600	1,264
2018	$30.05600	$28.96535	1,968
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.42572	$12.06142	8,552
2010	$12.06142	$14.53906	5,388
2011	$14.53906	$13.86564	4,994
2012	$13.86564	$15.55866	2,638
2013	$15.55866	$22.60307	1,098
2014	$22.60307	$23.58643	385
2015	$23.58643	$25.97297	374
2016	$25.97297	$25.06650	362
2017	$25.06650	$35.20822	315
2018	$35.20822	$37.14573	290

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.33472	$11.88408	0
2010	$11.88408	$14.29605	0
2011	$14.29605	$13.59991	0
2012	$13.59991	$15.21729	0
2013	$15.21729	$22.05493	0
2014	$22.05493	$22.95563	0
2015	$22.95563	$25.21724	0
2016	$25.21724	$24.26636	0
2017	$24.26636	$34.00664	0
2018	$34.00664	$35.79739	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.15847	$9.50826	18,716
2010	$9.50826	$12.33911	9,027
2011	$12.33911	$11.23768	3,051
2012	$11.23768	$11.96069	5,031
2013	$11.96069	$16.13342	4,342
2014	$16.13342	$16.11985	3,047
2015	$16.11985	$14.86781	2,652
2016	$14.86781	$13.29766	1,901
2017	$13.29766	$18.08417	1,758
2018	$18.08417	$19.60937	1,130
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.76471	$18.61287	4,721
2010	$18.61287	$23.65362	4,500
2011	$23.65362	$24.52153	3,496
2012	$24.52153	$27.81516	4,336
2013	$27.81516	$27.76754	4,276
2014	$27.76754	$35.25980	2,598
2015	$35.25980	$35.25844	2,487
2016	$35.25844	$36.85921	2,416
2017	$36.85921	$37.20429	2,386
2018	$37.20429	$33.59099	2,318
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.30888	$11.75110	14,027
2010	$11.75110	$12.58330	12,674
2011	$12.58330	$12.17632	11,319
2012	$12.17632	$13.59501	10,271
2013	$13.59501	$17.26339	9,424
2014	$17.26339	$19.49935	64
2015	$19.49935	$19.75599	12
2016	$19.75599	$18.91274	0
2017	$18.91274	$23.47596	0
2018	$23.47596	$21.65982	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.75351	$10.44302	3,398
2010	$10.44302	$11.54467	3,314
2011	$11.54467	$11.37040	3,271
2012	$11.37040	$12.50531	3,231
2013	$12.50531	$13.84359	3,227
2014	$13.84359	$14.67072	3,180
2015	$14.67072	$14.47505	2,701
2016	$14.47505	$14.90694	2,312
2017	$14.90694	$15.93565	1,755
2018	$15.93565	$14.76904	1,767

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.32138	$10.79793	4,930
2010	$10.79793	$13.47157	4,547
2011	$13.47157	$13.32799	4,120
2012	$13.32799	$15.18916	4,080
2013	$15.18916	$20.21115	3,840
2014	$20.21115	$20.92459	3,750
2015	$20.92459	$21.83223	3,382
2016	$21.83223	$21.86610	6,291
2017	$21.86610	$27.56024	2,998
2018	$27.56024	$25.33377	2,902
Oppenheimer Global Fund/VA - Service Shares
2009	$13.01806	$17.79837	2,804
2010	$17.79837	$20.20438	2,799
2011	$20.20438	$18.13281	2,716
2012	$18.13281	$21.51638	2,119
2013	$21.51638	$26.80769	31
2014	$26.80769	$26.84176	31
2015	$26.84176	$27.30152	29
2016	$27.30152	$26.74484	31
2017	$26.74484	$35.77374	26
2018	$35.77374	$30.39566	28
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.30162	$14.29090	12,909
2010	$14.29090	$16.09213	14,619
2011	$16.09213	$15.89125	13,495
2012	$15.89125	$17.64023	13,221
2013	$17.64023	$17.24331	14,426
2014	$17.24331	$17.33891	13,532
2015	$17.33891	$16.58729	13,020
2016	$16.58729	$17.29427	12,574
2017	$17.29427	$17.99363	12,722
2018	$17.99363	$16.85170	9,530
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.71111	$12.19472	14,039
2010	$12.19472	$13.85786	12,906
2011	$13.85786	$13.55372	12,708
2012	$13.55372	$15.50555	17,757
2013	$15.50555	$19.99530	5,649
2014	$19.99530	$21.65773	3,543
2015	$21.65773	$21.90856	2,761
2016	$21.90856	$23.92432	2,064
2017	$23.92432	$27.38004	1,663
2018	$27.38004	$24.68653	1,578
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.20201	$16.38671	1,305
2010	$16.38671	$19.78408	677
2011	$19.78408	$18.94833	670
2012	$18.94833	$21.87420	630
2013	$21.87420	$30.17923	5,497
2014	$30.17923	$33.05967	365
2015	$33.05967	$30.45827	334
2016	$30.45827	$35.16545	323
2017	$35.16545	$39.30446	765
2018	$39.30446	$34.49643	319

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.37385	$6.81927	9,639
2010	$6.81927	$7.44515	9,126
2011	$7.44515	$7.88399	8,172
2012	$7.88399	$8.52153	8,295
2013	$8.52153	$8.32870	9,142
2014	$8.32870	$8.73721	3,941
2015	$8.73721	$8.63241	2,768
2016	$8.63241	$8.72818	456
2017	$8.72818	$8.93910	516
2018	$8.93910	$8.65498	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.50411	5,635
2010	$12.50411	$13.81448	5,320
2011	$13.81448	$13.81436	5,113
2012	$13.81436	$16.16899	9,261
2013	$16.16899	$21.00581	4,732
2014	$21.00581	$23.21802	2,814
2015	$23.21802	$22.08605	2,651
2016	$22.08605	$24.62641	2,332
2017	$24.62641	$28.69996	6,805
2018	$28.69996	$25.76645	6,444
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.26860	$10.19125	402
2010	$10.19125	$11.08116	399
2011	$11.08116	$11.17328	396
2012	$11.17328	$12.33562	394
2013	$12.33562	$14.29248	391
2014	$14.29248	$15.51965	324
2015	$15.51965	$15.05419	226
2016	$15.05419	$15.95363	214
2017	$15.95363	$18.01539	203
2018	$18.01539	$17.11905	192
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.20538	$13.53759	4,305
2010	$13.53759	$15.23291	4,237
2011	$15.23291	$14.88310	3,929
2012	$14.88310	$16.67434	5,439
2013	$16.67434	$19.54822	5,209
2014	$19.54822	$20.98600	3,934
2015	$20.98600	$20.62496	3,814
2016	$20.62496	$21.59471	3,694
2017	$21.59471	$24.43876	3,592
2018	$24.43876	$22.23569	3,504
Putnam VT Global Health Care Fund - Class IB
2009	$10.54373	$13.03433	87
2010	$13.03433	$13.10357	97
2011	$13.10357	$12.70502	95
2012	$12.70502	$15.23995	85
2013	$15.23995	$21.18176	77
2014	$21.18176	$26.52621	66
2015	$26.52621	$28.05132	61
2016	$28.05132	$24.39818	69
2017	$24.39818	$27.60220	71
2018	$27.60220	$26.91879	69

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.84666	$18.79751	121
2010	$18.79751	$18.78047	133
2011	$18.78047	$17.42998	136
2012	$17.42998	$17.96146	147
2013	$17.96146	$20.05672	158
2014	$20.05672	$22.54673	157
2015	$22.54673	$19.92714	172
2016	$19.92714	$19.93806	174
2017	$19.93806	$23.90049	160
2018	$23.90049	$23.33785	164
Putnam VT Government Money Market Fund - Class IB
2009	$10.35866	$10.18401	28,893
2010	$10.18401	$9.99528	19,908
2011	$9.99528	$9.80798	15,038
2012	$9.80798	$9.62308	16,343
2013	$9.62308	$9.44215	16,235
2014	$9.44215	$9.26462	12,413
2015	$9.26462	$9.09043	10,436
2016	$9.09043	$8.92004	8,731
2017	$8.92004	$8.77378	7,726
2018	$8.77378	$8.70927	6,829
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05109	15,230
2017	$10.05109	$12.91009	13,654
2018	$12.91009	$12.96712	11,682
Putnam VT High Yield Fund - Class IB
2009	$11.59812	$17.08955	3,797
2010	$17.08955	$19.12105	3,809
2011	$19.12105	$19.08971	2,676
2012	$19.08971	$21.72630	2,566
2013	$21.72630	$22.99007	2,602
2014	$22.99007	$22.90708	664
2015	$22.90708	$21.27122	685
2016	$21.27122	$24.11535	450
2017	$24.11535	$25.31376	487
2018	$25.31376	$23.82466	35
Putnam VT Income Fund - Class IB
2009	$8.47952	$12.20084	23,543
2010	$12.20084	$13.15180	23,170
2011	$13.15180	$13.54918	19,439
2012	$13.54918	$14.72056	18,962
2013	$14.72056	$14.71264	19,858
2014	$14.71264	$15.36654	11,410
2015	$15.36654	$14.85618	10,684
2016	$14.85618	$14.86760	9,670
2017	$14.86760	$15.40440	9,858
2018	$15.40440	$15.14318	7,737

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.28718	$15.02449	8,714
2010	$15.02449	$16.21867	7,743
2011	$16.21867	$13.21783	8,190
2012	$13.21783	$15.80946	7,998
2013	$15.80946	$19.86483	7,340
2014	$19.86483	$18.16838	4,831
2015	$18.16838	$17.84994	4,324
2016	$17.84994	$17.08381	4,116
2017	$17.08381	$21.21853	3,693
2018	$21.21853	$16.83782	3,692
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.44214	$12.11913	0
2010	$12.11913	$13.54528	0
2011	$13.54528	$13.29548	0
2012	$13.29548	$15.23888	0
2013	$15.23888	$20.20246	0
2014	$20.20246	$22.57834	0
2015	$22.57834	$21.66929	0
2016	$21.66929	$23.82321	0
2017	$23.82321	$28.71877	0
2018	$28.71877	$26.02417	0
Putnam VT Research Fund - Class IB
2009	$9.23775	$12.07093	0
2010	$12.07093	$13.78242	0
2011	$13.78242	$13.28618	0
2012	$13.28618	$15.37012	0
2013	$15.37012	$20.11068	0
2014	$20.11068	$22.66268	0
2015	$22.66268	$21.89078	0
2016	$21.89078	$23.64326	0
2017	$23.64326	$28.61512	0
2018	$28.61512	$26.75085	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.45414	$13.55272	0
2010	$13.55272	$15.89728	1,528
2011	$15.89728	$14.80458	1,505
2012	$14.80458	$16.95840	1,354
2013	$16.95840	$22.70094	1,203
2014	$22.70094	$25.27633	1,161
2015	$25.27633	$24.72673	1,122
2016	$24.72673	$26.15036	1,082
2017	$26.15036	$33.15752	1,042
2018	$33.15752	$32.03313	1,005
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase)
Option, added prior to May 1, 2003
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.62188	$8.79652	0
2010	$8.79652	$10.08610	0
2011	$10.08610	$9.61544	0
2012	$9.61544	$10.95033	0
2013	$10.95033	$14.06173	0
2014	$14.06173	$15.39599	0
2015	$15.39599	$15.16001	0
2016	$15.16001	$16.01594	0
2017	$16.01594	$19.09796	0
2018	$19.09796	$17.48341	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.14128	$9.89577	0
2010	$9.89577	$10.92134	0
2011	$10.92134	$10.66416	0
2012	$10.66416	$11.66803	0
2013	$11.66803	$12.95161	0
2014	$12.95161	$13.23518	0
2015	$13.23518	$12.90958	0
2016	$12.90958	$13.32195	0
2017	$13.32195	$14.73700	0
2018	$14.73700	$13.83489	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.43611	$9.37354	0
2010	$9.37354	$10.50891	0
2011	$10.50891	$10.17752	0
2012	$10.17752	$11.28404	0
2013	$11.28404	$12.79521	0
2014	$12.79521	$13.12356	0
2015	$13.12356	$12.80988	0
2016	$12.80988	$13.29101	0
2017	$13.29101	$15.15427	0
2018	$15.15427	$13.95670	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.91677	$8.89733	0
2010	$8.89733	$10.11126	0
2011	$10.11126	$9.63496	0
2012	$9.63496	$10.88195	0
2013	$10.88195	$12.95541	0
2014	$12.95541	$13.30666	0
2015	$13.30666	$12.97940	0
2016	$12.97940	$13.53958	0
2017	$13.53958	$16.02641	0
2018	$16.02641	$14.44927	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.39117	$10.55718	0
2010	$10.55718	$11.10346	0
2011	$11.10346	$11.03983	0
2012	$11.03983	$11.50255	0
2013	$11.50255	$11.86694	0
2014	$11.86694	$12.04846	0
2015	$12.04846	$11.74740	0
2016	$11.74740	$12.00072	0
2017	$12.00072	$12.75301	0
2018	$12.75301	$12.22089	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.98751	0
2016	$17.98751	$17.65066	0
2017	$17.65066	$23.22664	0
2018	$23.22664	$25.55638	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.86195	$8.49857	0
2010	$8.49857	$9.56133	0
2011	$9.56133	$9.54351	0
2012	$9.54351	$10.82076	0
2013	$10.82076	$13.99680	0
2014	$13.99680	$15.54915	0
2015	$15.54915	$15.41256	0
2016	$15.41256	$16.86494	0
2017	$16.86494	$20.08047	0
2018	$20.08047	$18.75886	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.59989	$9.04459	0
2010	$9.04459	$11.40341	0
2011	$11.40341	$9.96893	0
2012	$9.96893	$11.19861	0
2013	$11.19861	$14.92048	0
2014	$14.92048	$15.51351	0
2015	$15.51351	$14.96475	0
2016	$14.96475	$16.42499	0
2017	$16.42499	$19.41647	0
2018	$19.41647	$16.22658	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.12169	$12.56101	0
2010	$12.56101	$14.37194	0
2011	$14.37194	$14.43279	0
2012	$14.43279	$15.88314	0
2013	$15.88314	$20.18619	0
2014	$20.18619	$21.60300	0
2015	$21.60300	$20.99128	0
2016	$20.99128	$22.97765	0
2017	$22.97765	$26.10749	0
2018	$26.10749	$24.42792	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.09134	$12.08840	0
2010	$12.08840	$13.35626	0
2011	$13.35626	$13.41000	0
2012	$13.41000	$14.81296	0
2013	$14.81296	$16.55073	0
2014	$16.55073	$16.97878	0
2015	$16.97878	$15.47482	0
2016	$15.47482	$17.30360	0
2017	$17.30360	$18.61147	0
2018	$18.61147	$17.46445	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.57888	$9.64147	0
2010	$9.64147	$10.55026	0
2011	$10.55026	$10.19018	0
2012	$10.19018	$11.22822	0
2013	$11.22822	$14.16334	0
2014	$14.16334	$15.61922	0
2015	$15.61922	$16.17756	0
2016	$16.17756	$15.58020	0
2017	$15.58020	$19.57464	0
2018	$19.57464	$18.91265	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.45727	$10.22687	0
2010	$10.22687	$11.22787	0
2011	$11.22787	$10.68459	0
2012	$10.68459	$11.87635	0
2013	$11.87635	$14.86219	0
2014	$14.86219	$15.40580	0
2015	$15.40580	$14.55546	0
2016	$14.55546	$16.01181	0
2017	$16.01181	$17.05320	0
2018	$17.05320	$14.84601	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.01758	$13.61809	0
2010	$13.61809	$14.84904	0
2011	$14.84904	$14.40979	0
2012	$14.40979	$16.14222	0
2013	$16.14222	$20.30274	0
2014	$20.30274	$21.32681	0
2015	$21.32681	$19.88059	0
2016	$19.88059	$22.62669	0
2017	$22.62669	$24.04274	0
2018	$24.04274	$21.43812	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.57259	$17.18970	0
2010	$17.18970	$21.61383	0
2011	$21.61383	$20.39830	0
2012	$20.39830	$23.67961	0
2013	$23.67961	$31.63519	0
2014	$31.63519	$31.19850	0
2015	$31.19850	$28.33322	0
2016	$28.33322	$36.17296	0
2017	$36.17296	$39.25420	0
2018	$39.25420	$33.53500	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.42877	$16.09059	0
2010	$16.09059	$20.13740	0
2011	$20.13740	$18.79349	0
2012	$18.79349	$20.42765	0
2013	$20.42765	$27.67467	0
2014	$27.67467	$29.16550	0
2015	$29.16550	$27.83961	0
2016	$27.83961	$28.43941	0
2017	$28.43941	$33.85962	0
2018	$33.85962	$31.41832	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.55459	$11.68111	0
2010	$11.68111	$12.05972	0
2011	$12.05972	$12.49821	0
2012	$12.49821	$12.48639	0
2013	$12.48639	$11.97006	0
2014	$11.97006	$12.13506	0
2015	$12.13506	$11.95610	0
2016	$11.95610	$11.80259	0
2017	$11.80259	$11.72999	0
2018	$11.72999	$11.54093	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.93953	$32.05431	0
2010	$32.05431	$36.96101	0
2011	$36.96101	$30.49781	0
2012	$30.49781	$33.84084	0
2013	$33.84084	$32.87829	0
2014	$32.87829	$29.53483	0
2015	$29.53483	$23.28401	0
2016	$23.28401	$26.81629	0
2017	$26.81629	$36.92694	0
2018	$36.92694	$30.48990	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.43895	$18.05982	0
2010	$18.05982	$19.19853	0
2011	$19.19853	$16.82444	0
2012	$16.82444	$19.50528	0
2013	$19.50528	$23.52069	0
2014	$23.52069	$20.49675	0
2015	$20.49675	$18.79400	0
2016	$18.79400	$19.75281	0
2017	$19.75281	$22.60574	0
2018	$22.60574	$18.74350	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.25054	$20.07628	0
2010	$20.07628	$22.53145	0
2011	$22.53145	$21.90298	0
2012	$21.90298	$24.71283	0
2013	$24.71283	$24.62821	0
2014	$24.62821	$24.59311	0
2015	$24.59311	$23.07778	0
2016	$23.07778	$23.29633	0
2017	$23.29633	$23.28701	0
2018	$23.28701	$23.27716	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.43886	$12.08298	0
2010	$12.08298	$14.16703	0
2011	$14.16703	$13.00494	0
2012	$13.00494	$14.46051	0
2013	$14.46051	$19.82317	0
2014	$19.82317	$21.02648	0
2015	$21.02648	$21.59796	0
2016	$21.59796	$21.60729	0
2017	$21.60729	$26.91805	0
2018	$26.91805	$25.36820	0
Invesco V.I. American Value Fund - Series I
2009	$8.95122	$12.21904	0
2010	$12.21904	$14.64717	0
2011	$14.64717	$14.49600	0
2012	$14.49600	$16.67412	0
2013	$16.67412	$21.95370	0
2014	$21.95370	$23.62692	0
2015	$23.62692	$21.05380	0
2016	$21.05380	$23.84542	0
2017	$23.84542	$25.71556	0
2018	$25.71556	$22.02649	0
Invesco V.I. American Value Fund - Series II
2009	$8.89917	$12.14386	0
2010	$12.14386	$14.54995	0
2011	$14.54995	$14.38616	0
2012	$14.38616	$16.51521	0
2013	$16.51521	$21.69033	0
2014	$21.69033	$23.28544	0
2015	$23.28544	$20.69655	0
2016	$20.69655	$23.38487	0
2017	$23.38487	$25.15440	0
2018	$25.15440	$21.49196	0
Invesco V.I. Comstock Fund - Series II
2009	$7.92631	$9.98053	0
2010	$9.98053	$11.32322	0
2011	$11.32322	$10.86990	0
2012	$10.86990	$12.67566	0
2013	$12.67566	$16.86148	0
2014	$16.86148	$18.03907	0
2015	$18.03907	$16.59328	0
2016	$16.59328	$19.03648	0
2017	$19.03648	$21.95071	0
2018	$21.95071	$18.86228	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.77290	$11.73846	0
2010	$11.73846	$12.89578	0
2011	$12.89578	$12.48174	0
2012	$12.48174	$13.75523	0
2013	$13.75523	$16.84519	0
2014	$16.84519	$17.96660	0
2015	$17.96660	$17.16256	0
2016	$17.16256	$19.32744	0
2017	$19.32744	$20.99805	0
2018	$20.99805	$18.58712	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.20114	$14.84896	0
2010	$14.84896	$16.33634	0
2011	$16.33634	$15.65772	0
2012	$15.65772	$17.55614	0
2013	$17.55614	$23.02908	0
2014	$23.02908	$24.83271	0
2015	$24.83271	$23.54416	0
2016	$23.54416	$27.57476	0
2017	$27.57476	$30.83906	0
2018	$30.83906	$26.12974	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.48299	$11.47446	0
2010	$11.47446	$14.32093	0
2011	$14.32093	$12.72905	0
2012	$12.72905	$13.93273	0
2013	$13.93273	$18.66354	0
2014	$18.66354	$19.70913	0
2015	$19.70913	$19.52809	0
2016	$19.52809	$19.25986	0
2017	$19.25986	$23.07081	0
2018	$23.07081	$21.29361	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.28463	$12.22840	0
2010	$12.22840	$13.46788	0
2011	$13.46788	$13.78609	0
2012	$13.78609	$15.21229	0
2013	$15.21229	$16.13631	0
2014	$16.13631	$16.51107	0
2015	$16.51107	$15.94287	0
2016	$15.94287	$17.53155	0
2017	$17.53155	$18.77732	0
2018	$18.77732	$17.67255	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.40861	$11.62249	0
2010	$11.62249	$13.56570	0
2011	$13.56570	$12.70580	0
2012	$12.70580	$13.77708	0
2013	$13.77708	$18.34091	0
2014	$18.34091	$19.26949	0
2015	$19.26949	$18.24493	0
2016	$18.24493	$20.70903	0
2017	$20.70903	$22.86375	0
2018	$22.86375	$20.59091	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.01499	$9.34473	0
2010	$9.34473	$10.75918	0
2011	$10.75918	$9.90929	0
2012	$9.90929	$10.89112	0
2013	$10.89112	$14.51384	0
2014	$14.51384	$15.32141	0
2015	$15.32141	$14.59399	0
2016	$14.59399	$16.76093	0
2017	$16.76093	$18.63738	0
2018	$18.63738	$16.78681	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.70415	$12.42295	0
2010	$12.42295	$14.97483	0
2011	$14.97483	$13.20930	0
2012	$13.20930	$14.77897	0
2013	$14.77897	$19.86594	0
2014	$19.86594	$20.66286	0
2015	$20.66286	$20.81368	0
2016	$20.81368	$20.66274	0
2017	$20.66274	$24.90706	0
2018	$24.90706	$23.71749	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.61532	$9.45505	0
2010	$9.45505	$11.62969	0
2011	$11.62969	$10.94694	0
2012	$10.94694	$12.29536	0
2013	$12.29536	$15.71255	0
2014	$15.71255	$17.18391	0
2015	$17.18391	$16.21234	0
2016	$16.21234	$18.50522	0
2017	$18.50522	$19.38810	0
2018	$19.38810	$16.15238	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.53895	$19.82614	0
2010	$19.82614	$21.33557	0
2011	$21.33557	$22.36313	0
2012	$22.36313	$25.84824	0
2013	$25.84824	$23.12723	0
2014	$23.12723	$23.33405	0
2015	$23.33405	$22.61239	0
2016	$22.61239	$24.52122	0
2017	$24.52122	$26.35349	0
2018	$26.35349	$24.02111	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.85244	$13.78810	0
2010	$13.78810	$15.42000	0
2011	$15.42000	$16.48993	0
2012	$16.48993	$18.69022	0
2013	$18.69022	$21.93124	0
2014	$21.93124	$22.47580	0
2015	$22.47580	$23.40670	0
2016	$23.40670	$24.19796	0
2017	$24.19796	$29.84248	0
2018	$29.84248	$28.74507	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.40806	$12.02661	0
2010	$12.02661	$14.48972	0
2011	$14.48972	$13.81156	0
2012	$13.81156	$15.49006	0
2013	$15.49006	$22.49194	0
2014	$22.49194	$23.45852	0
2015	$23.45852	$25.81895	0
2016	$25.81895	$24.90521	0
2017	$24.90521	$34.96412	0
2018	$34.96412	$36.86959	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.31726	$11.84976	0
2010	$11.84976	$14.24752	0
2011	$14.24752	$13.54685	0
2012	$13.54685	$15.15017	0
2013	$15.15017	$21.94649	0
2014	$21.94649	$22.83112	0
2015	$22.83112	$25.06768	0
2016	$25.06768	$24.11018	0
2017	$24.11018	$33.77084	0
2018	$33.77084	$35.53123	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.15007	$9.49043	0
2010	$9.49043	$12.30971	0
2011	$12.30971	$11.20521	0
2012	$11.20521	$11.92002	0
2013	$11.92002	$16.07037	0
2014	$16.07037	$16.04868	0
2015	$16.04868	$14.79461	0
2016	$14.79461	$13.22547	0
2017	$13.22547	$17.97698	0
2018	$17.97698	$19.48330	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.72208	$18.54965	0
2010	$18.54965	$23.56131	0
2011	$23.56131	$24.41342	0
2012	$24.41342	$27.67837	0
2013	$27.67837	$27.61690	0
2014	$27.61690	$35.05068	0
2015	$35.05068	$35.03145	0
2016	$35.03145	$36.60332	0
2017	$36.60332	$36.92746	0
2018	$36.92746	$33.32421	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.28490	$11.71122	0
2010	$11.71122	$12.53422	0
2011	$12.53422	$12.12265	0
2012	$12.12265	$13.52817	0
2013	$13.52817	$17.16977	0
2014	$17.16977	$19.38373	0
2015	$19.38373	$19.62883	0
2016	$19.62883	$18.78145	0
2017	$18.78145	$23.30129	0
2018	$23.30129	$21.48780	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.72825	$10.40758	0
2010	$10.40758	$11.49964	0
2011	$11.49964	$11.32029	0
2012	$11.32029	$12.44385	0
2013	$12.44385	$13.76853	0
2014	$13.76853	$14.58375	0
2015	$14.58375	$14.38190	0
2016	$14.38190	$14.80349	0
2017	$14.80349	$15.81712	0
2018	$15.81712	$14.65179	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.29735	$10.76127	0
2010	$10.76127	$13.41902	0
2011	$13.41902	$13.26924	0
2012	$13.26924	$15.11448	0
2013	$15.11448	$20.10154	0
2014	$20.10154	$20.80050	0
2015	$20.80050	$21.69170	0
2016	$21.69170	$21.71431	0
2017	$21.71431	$27.35521	0
2018	$27.35521	$25.13260	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.98048	$17.73793	0
2010	$17.73793	$20.12553	0
2011	$20.12553	$18.05285	0
2012	$18.05285	$21.41055	0
2013	$21.41055	$26.66225	0
2014	$26.66225	$26.68252	0
2015	$26.68252	$27.12572	0
2016	$27.12572	$26.55911	0
2017	$26.55911	$35.50747	0
2018	$35.50747	$30.15419	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.26611	$14.24240	0
2010	$14.24240	$16.02936	0
2011	$16.02936	$15.82122	0
2012	$15.82122	$17.55352	0
2013	$17.55352	$17.14980	0
2014	$17.14980	$17.23610	0
2015	$17.23610	$16.48053	0
2016	$16.48053	$17.17422	0
2017	$17.17422	$17.85974	0
2018	$17.85974	$16.71786	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.68306	$12.15330	0
2010	$12.15330	$13.80377	0
2011	$13.80377	$13.49395	0
2012	$13.49395	$15.42929	0
2013	$15.42929	$19.88682	0
2014	$19.88682	$21.52925	0
2015	$21.52925	$21.76749	0
2016	$21.76749	$23.75819	0
2017	$23.75819	$27.17627	0
2018	$27.17627	$24.49045	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.16678	$16.33108	0
2010	$16.33108	$19.70687	0
2011	$19.70687	$18.86478	0
2012	$18.86478	$21.76663	0
2013	$21.76663	$30.01552	0
2014	$30.01552	$32.86357	0
2015	$32.86357	$30.26216	0
2016	$30.26216	$34.92128	0
2017	$34.92128	$39.01195	0
2018	$39.01195	$34.22242	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.36007	$6.80105	0
2010	$6.80105	$7.42149	0
2011	$7.42149	$7.85494	0
2012	$7.85494	$8.48579	0
2013	$8.48579	$8.28953	0
2014	$8.28953	$8.69167	0
2015	$8.69167	$8.58304	0
2016	$8.58304	$8.67385	0
2017	$8.67385	$8.87899	0
2018	$8.87899	$8.59245	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.46164	0
2010	$12.46164	$13.76056	0
2011	$13.76056	$13.75343	0
2012	$13.75343	$16.08946	0
2013	$16.08946	$20.89185	0
2014	$20.89185	$23.08029	0
2015	$23.08029	$21.94386	0
2016	$21.94386	$24.45544	0
2017	$24.45544	$28.48642	0
2018	$28.48642	$25.56183	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.24474	$10.15666	0
2010	$10.15666	$11.03794	0
2011	$11.03794	$11.12404	0
2012	$11.12404	$12.27499	0
2013	$12.27499	$14.21498	0
2014	$14.21498	$15.42763	0
2015	$15.42763	$14.95730	0
2016	$14.95730	$15.84290	0
2017	$15.84290	$17.88138	0
2018	$17.88138	$16.98312	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.17593	$13.49163	0
2010	$13.49163	$15.17348	0
2011	$15.17348	$14.81748	0
2012	$14.81748	$16.59234	0
2013	$16.59234	$19.44217	0
2014	$19.44217	$20.86152	0
2015	$20.86152	$20.49217	0
2016	$20.49217	$21.44477	0
2017	$21.44477	$24.25688	0
2018	$24.25688	$22.05906	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.51328	$12.99008	0
2010	$12.99008	$13.05245	0
2011	$13.05245	$12.64902	0
2012	$12.64902	$15.16503	0
2013	$15.16503	$21.06690	0
2014	$21.06690	$26.36893	0
2015	$26.36893	$27.87079	0
2016	$27.87079	$24.22884	0
2017	$24.22884	$27.39686	0
2018	$27.39686	$26.70506	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.79516	$18.73371	0
2010	$18.73371	$18.70720	0
2011	$18.70720	$17.35315	0
2012	$17.35315	$17.87315	0
2013	$17.87315	$19.94795	0
2014	$19.94795	$22.41304	0
2015	$22.41304	$19.79888	0
2016	$19.79888	$19.79967	0
2017	$19.79967	$23.72268	0
2018	$23.72268	$23.15253	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.32878	$10.14945	0
2010	$10.14945	$9.95628	0
2011	$9.95628	$9.76474	0
2012	$9.76474	$9.57576	0
2013	$9.57576	$9.39093	0
2014	$9.39093	$9.20967	0
2015	$9.20967	$9.03190	0
2016	$9.03190	$8.85810	0
2017	$8.85810	$8.70849	0
2018	$8.70849	$8.64009	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05050	0
2017	$10.05050	$12.90284	0
2018	$12.90284	$12.95330	0
Putnam VT High Yield Fund - Class IB
2009	$11.56464	$17.03154	0
2010	$17.03154	$19.04644	0
2011	$19.04644	$19.00556	0
2012	$19.00556	$21.61948	0
2013	$21.61948	$22.86538	0
2014	$22.86538	$22.77124	0
2015	$22.77124	$21.13430	0
2016	$21.13430	$23.94795	0
2017	$23.94795	$25.12543	0
2018	$25.12543	$23.63548	0
Putnam VT Income Fund - Class IB
2009	$8.45503	$12.15940	0
2010	$12.15940	$13.10045	0
2011	$13.10045	$13.48942	0
2012	$13.48942	$14.64816	0
2013	$14.64816	$14.63281	0
2014	$14.63281	$15.27536	0
2015	$15.27536	$14.76051	0
2016	$14.76051	$14.76434	0
2017	$14.76434	$15.28975	0
2018	$15.28975	$15.02289	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.25170	$14.97346	0
2010	$14.97346	$16.15536	0
2011	$16.15536	$13.15952	0
2012	$13.15952	$15.73168	0
2013	$15.73168	$19.75703	0
2014	$19.75703	$18.06058	0
2015	$18.06058	$17.73500	0
2016	$17.73500	$16.96517	0
2017	$16.96517	$21.06059	0
2018	$21.06059	$16.70404	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.41486	$12.07796	0
2010	$12.07796	$13.49241	0
2011	$13.49241	$13.23685	0
2012	$13.23685	$15.16393	0
2013	$15.16393	$20.09287	0
2014	$20.09287	$22.44443	0
2015	$22.44443	$21.52978	0
2016	$21.52978	$23.65779	0
2017	$23.65779	$28.50505	0
2018	$28.50505	$25.81746	0
Putnam VT Research Fund - Class IB
2009	$9.21107	$12.02993	0
2010	$12.02993	$13.72862	0
2011	$13.72862	$13.22759	0
2012	$13.22759	$15.29452	0
2013	$15.29452	$20.00158	0
2014	$20.00158	$22.52825	0
2015	$22.52825	$21.74983	0
2016	$21.74983	$23.47909	0
2017	$23.47909	$28.40218	0
2018	$28.40218	$26.53837	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.42395	$13.50670	0
2010	$13.50670	$15.83522	0
2011	$15.83522	$14.73928	0
2012	$14.73928	$16.87497	0
2013	$16.87497	$22.57775	0
2014	$22.57775	$25.12636	0
2015	$25.12636	$24.56748	0
2016	$24.56748	$25.96874	0
2017	$25.96874	$32.91071	0
2018	$32.91071	$31.77864	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option or Enhanced Beneficiary
Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option
(age0-70)
Mortality & Expense = 1.80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.61282	$8.78000	0
2010	$8.78000	$10.06204	0
2011	$10.06204	$9.58762	0
2012	$9.58762	$10.91307	0
2013	$10.91307	$14.00674	0
2014	$14.00674	$15.32796	0
2015	$15.32796	$15.08533	0
2016	$15.08533	$15.92894	0
2017	$15.92894	$18.98467	0
2018	$18.98467	$17.37092	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.13017	$9.87724	0
2010	$9.87724	$10.89533	0
2011	$10.89533	$10.63335	0
2012	$10.63335	$11.62837	0
2013	$11.62837	$12.90099	0
2014	$12.90099	$13.17674	0
2015	$13.17674	$12.84602	0
2016	$12.84602	$13.24964	0
2017	$13.24964	$14.64964	0
2018	$14.64964	$13.74594	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.42596	$9.35599	0
2010	$9.35599	$10.48389	0
2011	$10.48389	$10.14812	0
2012	$10.14812	$11.24570	0
2013	$11.24570	$12.74525	0
2014	$12.74525	$13.06566	0
2015	$13.06566	$12.74687	0
2016	$12.74687	$13.21889	0
2017	$13.21889	$15.06447	0
2018	$15.06447	$13.86698	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.90734	$8.88065	0
2010	$8.88065	$10.08718	0
2011	$10.08718	$9.60711	0
2012	$9.60711	$10.84495	0
2013	$10.84495	$12.90478	0
2014	$12.90478	$13.24791	0
2015	$13.24791	$12.91549	0
2016	$12.91549	$13.46606	0
2017	$13.46606	$15.93138	0
2018	$15.93138	$14.35633	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.37837	$10.53742	0
2010	$10.53742	$11.07704	0
2011	$11.07704	$11.00796	0
2012	$11.00796	$11.46349	0
2013	$11.46349	$11.82062	0
2014	$11.82062	$11.99531	0
2015	$11.99531	$11.68961	0
2016	$11.68961	$11.93561	0
2017	$11.93561	$12.67744	0
2018	$12.67744	$12.14234	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.89891	0
2016	$17.89891	$17.55479	0
2017	$17.55479	$23.08889	0
2018	$23.08889	$25.39201	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.85260	$8.48266	0
2010	$8.48266	$9.53857	0
2011	$9.53857	$9.51594	0
2012	$9.51594	$10.78400	0
2013	$10.78400	$13.94213	0
2014	$13.94213	$15.48052	0
2015	$15.48052	$15.33671	0
2016	$15.33671	$16.77340	0
2017	$16.77340	$19.96145	0
2018	$19.96145	$18.63826	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.59088	$9.02764	0
2010	$9.02764	$11.37624	0
2011	$11.37624	$9.94012	0
2012	$9.94012	$11.16053	0
2013	$11.16053	$14.86218	0
2014	$14.86218	$15.44502	0
2015	$15.44502	$14.89109	0
2016	$14.89109	$16.33584	0
2017	$16.33584	$19.30140	0
2018	$19.30140	$16.12225	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.08686	$12.51140	0
2010	$12.51140	$14.30790	0
2011	$14.30790	$14.36117	0
2012	$14.36117	$15.79627	0
2013	$15.79627	$20.06554	0
2014	$20.06554	$21.46295	0
2015	$21.46295	$20.84455	0
2016	$20.84455	$22.80544	0
2017	$22.80544	$25.89881	0
2018	$25.89881	$24.22044	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.06972	$12.05351	0
2010	$12.05351	$13.31093	0
2011	$13.31093	$13.35769	0
2012	$13.35769	$14.74765	0
2013	$14.74765	$16.46935	0
2014	$16.46935	$16.88668	0
2015	$16.88668	$15.38303	0
2016	$15.38303	$17.19224	0
2017	$17.19224	$18.48241	0
2018	$18.48241	$17.33459	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.56244	$9.61567	146
2010	$9.61567	$10.51665	148
2011	$10.51665	$10.15255	150
2012	$10.15255	$11.18104	151
2013	$11.18104	$14.09663	141
2014	$14.09663	$15.53773	0
2015	$15.53773	$16.08495	0
2016	$16.08495	$15.48314	0
2017	$15.48314	$19.44294	0
2018	$19.44294	$18.77591	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.44574	$10.20772	0
2010	$10.20772	$11.20114	0
2011	$11.20114	$10.65372	0
2012	$10.65372	$11.83598	0
2013	$11.83598	$14.80413	0
2014	$14.80413	$15.33780	0
2015	$15.33780	$14.48382	0
2016	$14.48382	$15.92491	0
2017	$15.92491	$16.95214	0
2018	$16.95214	$14.75059	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.97968	$13.56433	0
2010	$13.56433	$14.78288	0
2011	$14.78288	$14.33829	0
2012	$14.33829	$16.05391	0
2013	$16.05391	$20.18139	0
2014	$20.18139	$21.18852	0
2015	$21.18852	$19.74162	0
2016	$19.74162	$22.45709	0
2017	$22.45709	$23.85055	0
2018	$23.85055	$21.25602	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.52593	$17.12185	84
2010	$17.12185	$21.51757	79
2011	$21.51757	$20.29713	80
2012	$20.29713	$23.55013	78
2013	$23.55013	$31.44618	73
2014	$31.44618	$30.99628	41
2015	$30.99628	$28.13521	41
2016	$28.13521	$35.90190	41
2017	$35.90190	$38.94048	41
2018	$38.94048	$33.25019	40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.38948	$16.02709	0
2010	$16.02709	$20.04774	0
2011	$20.04774	$18.70028	0
2012	$18.70028	$20.31595	0
2013	$20.31595	$27.50932	0
2014	$27.50932	$28.97646	0
2015	$28.97646	$27.64506	0
2016	$27.64506	$28.22631	0
2017	$28.22631	$33.58903	0
2018	$33.58903	$31.15151	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.52712	$11.64741	0
2010	$11.64741	$12.01879	0
2011	$12.01879	$12.44946	0
2012	$12.44946	$12.43132	0
2013	$12.43132	$11.91118	0
2014	$11.91118	$12.06922	0
2015	$12.06922	$11.88517	0
2016	$11.88517	$11.72662	0
2017	$11.72662	$11.64863	0
2018	$11.64863	$11.45509	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.87440	$31.92780	0
2010	$31.92780	$36.79640	0
2011	$36.79640	$30.34651	0
2012	$30.34651	$33.65575	0
2013	$33.65575	$32.68180	0
2014	$32.68180	$29.34334	0
2015	$29.34334	$23.12123	0
2016	$23.12123	$26.61529	0
2017	$26.61529	$36.63176	0
2018	$36.63176	$30.23090	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.39272	$17.98853	39
2010	$17.98853	$19.11302	41
2011	$19.11302	$16.74098	45
2012	$16.74098	$19.39860	43
2013	$19.39860	$23.38013	42
2014	$23.38013	$20.36386	0
2015	$20.36386	$18.66263	0
2016	$18.66263	$19.60477	0
2017	$19.60477	$22.42506	0
2018	$22.42506	$18.58428	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.19123	$19.99704	0
2010	$19.99704	$22.43111	0
2011	$22.43111	$21.79435	0
2012	$21.79435	$24.57770	0
2013	$24.57770	$24.48105	0
2014	$24.48105	$24.43370	0
2015	$24.43370	$22.91649	0
2016	$22.91649	$23.12176	0
2017	$23.12176	$23.10091	0
2018	$23.10091	$23.07949	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.41326	$12.03527	0
2010	$12.03527	$14.10391	0
2011	$14.10391	$12.94041	0
2012	$12.94041	$14.38141	0
2013	$14.38141	$19.70469	0
2014	$19.70469	$20.89014	0
2015	$20.89014	$21.44697	0
2016	$21.44697	$21.44534	0
2017	$21.44534	$26.70288	0
2018	$26.70288	$25.15271	0
Invesco V.I. American Value Fund - Series I
2009	$8.92992	$12.18375	62
2010	$12.18375	$14.59742	61
2011	$14.59742	$14.43943	61
2012	$14.43943	$16.60055	60
2013	$16.60055	$21.84569	60
2014	$21.84569	$23.49870	59
2015	$23.49870	$20.92886	59
2016	$20.92886	$23.69186	59
2017	$23.69186	$25.53713	58
2018	$25.53713	$21.86262	58
Invesco V.I. American Value Fund - Series II
2009	$8.87798	$12.10878	0
2010	$12.10878	$14.50052	0
2011	$14.50052	$14.32999	0
2012	$14.32999	$16.44232	0
2013	$16.44232	$21.58360	0
2014	$21.58360	$23.15907	0
2015	$23.15907	$20.57372	0
2016	$20.57372	$23.23426	0
2017	$23.23426	$24.97985	0
2018	$24.97985	$21.33205	0
Invesco V.I. Comstock Fund - Series II
2009	$7.90745	$9.95170	71
2010	$9.95170	$11.28475	69
2011	$11.28475	$10.82746	70
2012	$10.82746	$12.61971	67
2013	$12.61971	$16.77851	59
2014	$16.77851	$17.94117	0
2015	$17.94117	$16.49480	0
2016	$16.49480	$18.91387	0
2017	$18.91387	$21.79837	0
2018	$21.79837	$18.72191	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.74967	$11.70459	0
2010	$11.70459	$12.85200	0
2011	$12.85200	$12.43304	0
2012	$12.43304	$13.69455	0
2013	$13.69455	$16.76233	0
2014	$16.76233	$17.86910	0
2015	$17.86910	$17.06071	0
2016	$17.06071	$19.20300	0
2017	$19.20300	$20.85237	0
2018	$20.85237	$18.44884	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.15918	$14.79035	4,096
2010	$14.79035	$16.26357	4,256
2011	$16.26357	$15.58004	4,320
2012	$15.58004	$17.46013	4,297
2013	$17.46013	$22.89147	4,039
2014	$22.89147	$24.67175	3,965
2015	$24.67175	$23.37963	3,929
2016	$23.37963	$27.36817	3,806
2017	$27.36817	$30.59263	3,821
2018	$30.59263	$25.90784	3,872
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.46518	$11.44133	0
2010	$11.44133	$14.27232	0
2011	$14.27232	$12.67937	0
2012	$12.67937	$13.87127	0
2013	$13.87127	$18.57175	0
2014	$18.57175	$19.60220	0
2015	$19.60220	$19.41224	0
2016	$19.41224	$19.13587	0
2017	$19.13587	$22.91080	0
2018	$22.91080	$21.13525	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.26453	$12.19570	58
2010	$12.19570	$13.42503	58
2011	$13.42503	$13.73525	55
2012	$13.73525	$15.14845	56
2013	$15.14845	$16.06040	62
2014	$16.06040	$16.42502	0
2015	$16.42502	$15.85169	0
2016	$15.85169	$17.42242	0
2017	$17.42242	$18.65105	0
2018	$18.65105	$17.54485	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.38823	$11.59141	0
2010	$11.59141	$13.52253	0
2011	$13.52253	$12.65891	0
2012	$12.65891	$13.71920	0
2013	$13.71920	$18.25457	0
2014	$18.25457	$19.16899	0
2015	$19.16899	$18.14053	0
2016	$18.14053	$20.58004	0
2017	$20.58004	$22.70993	0
2018	$22.70993	$20.44205	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.99763	$9.31975	0
2010	$9.31975	$10.72496	0
2011	$10.72496	$9.87275	0
2012	$9.87275	$10.84541	0
2013	$10.84541	$14.44557	0
2014	$14.44557	$15.24156	0
2015	$15.24156	$14.51053	0
2016	$14.51053	$16.65661	0
2017	$16.65661	$18.51208	0
2018	$18.51208	$16.66555	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.68529	$12.38971	0
2010	$12.38971	$14.92717	0
2011	$14.92717	$13.16057	0
2012	$13.16057	$14.71692	0
2013	$14.71692	$19.77245	0
2014	$19.77245	$20.55513	0
2015	$20.55513	$20.69461	0
2016	$20.69461	$20.53408	0
2017	$20.53408	$24.73954	0
2018	$24.73954	$23.54609	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.59883	$9.42976	74
2010	$9.42976	$11.59268	67
2011	$11.59268	$10.90655	70
2012	$10.90655	$12.24375	69
2013	$12.24375	$15.63862	63
2014	$15.63862	$17.09434	0
2015	$17.09434	$16.11962	0
2016	$16.11962	$18.39004	0
2017	$18.39004	$19.25774	0
2018	$19.25774	$16.03567	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.48553	$19.74792	0
2010	$19.74792	$21.24057	0
2011	$21.24057	$22.25224	0
2012	$22.25224	$25.70693	0
2013	$25.70693	$22.98907	0
2014	$22.98907	$23.18281	0
2015	$23.18281	$22.45436	0
2016	$22.45436	$24.33748	0
2017	$24.33748	$26.14289	0
2018	$26.14289	$23.81712	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.82480	$13.74599	0
2010	$13.74599	$15.36509	0
2011	$15.36509	$16.42286	0
2012	$16.42286	$18.60469	0
2013	$18.60469	$21.81975	0
2014	$21.81975	$22.35015	0
2015	$22.35015	$23.26399	0
2016	$23.26399	$24.03820	0
2017	$24.03820	$29.63057	0
2018	$29.63057	$28.52654	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.39042	$11.99186	0
2010	$11.99186	$14.44050	0
2011	$14.44050	$13.75763	0
2012	$13.75763	$15.42169	0
2013	$15.42169	$22.38126	0
2014	$22.38126	$23.33118	0
2015	$23.33118	$25.66570	0
2016	$25.66570	$24.74479	0
2017	$24.74479	$34.72147	0
2018	$34.72147	$36.59522	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.29986	$11.81555	0
2010	$11.81555	$14.19914	0
2011	$14.19914	$13.49400	0
2012	$13.49400	$15.08336	0
2013	$15.08336	$21.83858	0
2014	$21.83858	$22.70727	0
2015	$22.70727	$24.91899	0
2016	$24.91899	$23.95499	0
2017	$23.95499	$33.53660	0
2018	$33.53660	$35.26697	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.14167	$9.47265	0
2010	$9.47265	$12.28040	0
2011	$12.28040	$11.17283	0
2012	$11.17283	$11.87950	0
2013	$11.87950	$16.00758	0
2014	$16.00758	$15.97781	0
2015	$15.97781	$14.72177	0
2016	$14.72177	$13.15367	0
2017	$13.15367	$17.87040	0
2018	$17.87040	$19.35801	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.67144	$18.47641	125
2010	$18.47641	$23.45634	124
2011	$23.45634	$24.29230	123
2012	$24.29230	$27.52700	122
2013	$27.52700	$27.45185	122
2014	$27.45185	$34.82344	121
2015	$34.82344	$34.78661	120
2016	$34.78661	$36.32905	119
2017	$36.32905	$36.63234	118
2018	$36.63234	$33.04120	118
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.26097	$11.67144	60
2010	$11.67144	$12.48528	62
2011	$12.48528	$12.06919	63
2012	$12.06919	$13.46163	63
2013	$13.46163	$17.07661	58
2014	$17.07661	$19.26872	0
2015	$19.26872	$19.50242	0
2016	$19.50242	$18.65102	0
2017	$18.65102	$23.12787	0
2018	$23.12787	$21.31711	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.69821	$10.36646	89
2010	$10.36646	$11.44838	88
2011	$11.44838	$11.26410	87
2012	$11.26410	$12.37575	87
2013	$12.37575	$13.68619	86
2014	$13.68619	$14.48915	85
2015	$14.48915	$14.28134	85
2016	$14.28134	$14.69251	84
2017	$14.69251	$15.69065	84
2018	$15.69065	$14.52729	83

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.26879	$10.71877	0
2010	$10.71877	$13.35920	0
2011	$13.35920	$13.20337	0
2012	$13.20337	$15.03177	0
2013	$15.03177	$19.98136	0
2014	$19.98136	$20.66559	0
2015	$20.66559	$21.54002	0
2016	$21.54002	$21.55150	0
2017	$21.55150	$27.13646	0
2018	$27.13646	$24.91904	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.93583	$17.66791	0
2010	$17.66791	$20.03586	0
2011	$20.03586	$17.96327	0
2012	$17.96327	$21.29345	0
2013	$21.29345	$26.50291	0
2014	$26.50291	$26.50955	0
2015	$26.50955	$26.93614	0
2016	$26.93614	$26.36009	0
2017	$26.36009	$35.22370	0
2018	$35.22370	$29.89809	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.22394	$14.18619	236
2010	$14.18619	$15.95796	234
2011	$15.95796	$15.74273	231
2012	$15.74273	$17.45751	230
2013	$17.45751	$17.04730	249
2014	$17.04730	$17.12434	132
2015	$17.12434	$16.36533	131
2016	$16.36533	$17.04551	130
2017	$17.04551	$17.71699	129
2018	$17.71699	$16.57587	128
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.64977	$12.10533	5,233
2010	$12.10533	$13.74228	5,167
2011	$13.74228	$13.42701	5,173
2012	$13.42701	$15.34489	5,074
2013	$15.34489	$19.76798	4,917
2014	$19.76798	$21.38969	4,610
2015	$21.38969	$21.61536	4,397
2016	$21.61536	$23.58016	4,442
2017	$23.58016	$26.95910	4,366
2018	$26.95910	$24.28248	4,298
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.12492	$16.26658	43
2010	$16.26658	$19.61905	40
2011	$19.61905	$18.77115	40
2012	$18.77115	$21.64753	39
2013	$21.64753	$29.83609	33
2014	$29.83609	$32.65047	0
2015	$32.65047	$30.05059	0
2016	$30.05059	$34.65951	0
2017	$34.65951	$38.70008	0
2018	$38.70008	$33.93168	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.34630	$6.78287	0
2010	$6.78287	$7.39786	0
2011	$7.39786	$7.82595	0
2012	$7.82595	$8.45016	0
2013	$8.45016	$8.25052	0
2014	$8.25052	$8.64636	0
2015	$8.64636	$8.53394	0
2016	$8.53394	$8.61985	0
2017	$8.61985	$8.81929	0
2018	$8.81929	$8.53036	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.41246	56
2010	$12.41246	$13.69927	57
2011	$13.69927	$13.68521	56
2012	$13.68521	$16.00148	53
2013	$16.00148	$20.76702	48
2014	$20.76702	$22.93068	0
2015	$22.93068	$21.79049	0
2016	$21.79049	$24.27217	0
2017	$24.27217	$28.25874	4,141
2018	$28.25874	$25.34472	4,069
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.21636	$10.11655	6,091
2010	$10.11655	$10.98875	6,223
2011	$10.98875	$11.06883	6,037
2012	$11.06883	$12.20784	6,235
2013	$12.20784	$14.13002	6,589
2014	$14.13002	$15.32760	6,529
2015	$15.32760	$14.85274	6,460
2016	$14.85274	$15.72416	6,665
2017	$15.72416	$17.73844	6,626
2018	$17.73844	$16.83887	6,604
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.14094	$13.43840	0
2010	$13.43840	$15.10590	0
2011	$15.10590	$14.74400	0
2012	$14.74400	$16.50162	0
2013	$16.50162	$19.32603	0
2014	$19.32603	$20.72632	0
2015	$20.72632	$20.34899	0
2016	$20.34899	$21.28413	0
2017	$21.28413	$24.06308	0
2018	$24.06308	$21.87177	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.47712	$12.93880	0
2010	$12.93880	$12.99430	0
2011	$12.99430	$12.58626	0
2012	$12.58626	$15.08208	0
2013	$15.08208	$20.94099	0
2014	$20.94099	$26.19799	0
2015	$26.19799	$27.67599	0
2016	$27.67599	$24.04725	0
2017	$24.04725	$27.17786	0
2018	$27.17786	$26.47821	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.73398	$18.65979	0
2010	$18.65979	$18.62389	0
2011	$18.62389	$17.26706	0
2012	$17.26706	$17.77540	0
2013	$17.77540	$19.82874	0
2014	$19.82874	$22.26773	0
2015	$22.26773	$19.66049	0
2016	$19.66049	$19.65129	0
2017	$19.65129	$23.53307	0
2018	$23.53307	$22.95589	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.29326	$10.10939	140
2010	$10.10939	$9.91193	157
2011	$9.91193	$9.71631	156
2012	$9.71631	$9.52338	177
2013	$9.52338	$9.33480	212
2014	$9.33480	$9.14995	0
2015	$9.14995	$8.96876	0
2016	$8.96876	$8.79170	0
2017	$8.79170	$8.63886	0
2018	$8.63886	$8.56668	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04991	0
2017	$10.04991	$12.89562	0
2018	$12.89562	$12.93949	0
Putnam VT High Yield Fund - Class IB
2009	$11.52488	$16.96434	3,610
2010	$16.96434	$18.96162	3,432
2011	$18.96162	$18.91130	3,397
2012	$18.91130	$21.50126	3,462
2013	$21.50126	$22.72875	3,950
2014	$22.72875	$22.62363	4,248
2015	$22.62363	$20.98659	4,384
2016	$20.98659	$23.76849	4,326
2017	$23.76849	$24.92461	4,587
2018	$24.92461	$23.43475	4,704
Putnam VT Income Fund - Class IB
2009	$8.42595	$12.11142	317
2010	$12.11142	$13.04211	319
2011	$13.04211	$13.42252	310
2012	$13.42252	$14.56807	312
2013	$14.56807	$14.54539	330
2014	$14.54539	$15.17637	193
2015	$15.17637	$14.65738	192
2016	$14.65738	$14.65372	191
2017	$14.65372	$15.16758	189
2018	$15.16758	$14.89534	188

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.20957	$14.91435	0
2010	$14.91435	$16.08339	0
2011	$16.08339	$13.09422	0
2012	$13.09422	$15.64562	0
2013	$15.64562	$19.63894	0
2014	$19.63894	$17.94347	0
2015	$17.94347	$17.61100	0
2016	$17.61100	$16.83799	0
2017	$16.83799	$20.89222	0
2018	$20.89222	$16.56213	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.38248	$12.03028	0
2010	$12.03028	$13.43228	0
2011	$13.43228	$13.17117	0
2012	$13.17117	$15.08097	0
2013	$15.08097	$19.97277	0
2014	$19.97277	$22.29890	0
2015	$22.29890	$21.37927	0
2016	$21.37927	$23.48048	0
2017	$23.48048	$28.27721	0
2018	$28.27721	$25.59817	0
Putnam VT Research Fund - Class IB
2009	$9.17938	$11.98244	0
2010	$11.98244	$13.66746	0
2011	$13.66746	$13.16195	0
2012	$13.16195	$15.21085	0
2013	$15.21085	$19.88202	0
2014	$19.88202	$22.38218	0
2015	$22.38218	$21.59778	0
2016	$21.59778	$23.30309	0
2017	$23.30309	$28.17513	0
2018	$28.17513	$26.31293	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.38811	$13.45338	0
2010	$13.45338	$15.76469	0
2011	$15.76469	$14.66616	0
2012	$14.66616	$16.78267	0
2013	$16.78267	$22.44282	0
2014	$22.44282	$24.96346	0
2015	$24.96346	$24.39576	0
2016	$24.39576	$25.77411	0
2017	$25.77411	$32.64767	0
2018	$32.64767	$31.50874	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option
(age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
(Annual Increase) Option, added on or after May 1, 2003
Mortality & Expense = 1.85

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.60379	$8.76355	0
2010	$8.76355	$10.03807	0
2011	$10.03807	$9.55991	0
2012	$9.55991	$10.87596	0
2013	$10.87596	$13.95199	0
2014	$13.95199	$15.26026	0
2015	$15.26026	$15.01104	0
2016	$15.01104	$15.84242	0
2017	$15.84242	$18.87208	0
2018	$18.87208	$17.25918	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.11905	$9.85869	0
2010	$9.85869	$10.86932	0
2011	$10.86932	$10.60255	0
2012	$10.60255	$11.58877	0
2013	$11.58877	$12.85050	0
2014	$12.85050	$13.11847	0
2015	$13.11847	$12.78269	0
2016	$12.78269	$13.17761	0
2017	$13.17761	$14.56268	0
2018	$14.56268	$13.65745	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.41583	$9.33845	0
2010	$9.33845	$10.45890	0
2011	$10.45890	$10.11877	0
2012	$10.11877	$11.20744	0
2013	$11.20744	$12.69541	0
2014	$12.69541	$13.00793	0
2015	$13.00793	$12.68406	0
2016	$12.68406	$13.14707	0
2017	$13.14707	$14.97509	0
2018	$14.97509	$13.77776	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.89791	$8.86402	0
2010	$8.86402	$10.06315	0
2011	$10.06315	$9.57935	0
2012	$9.57935	$10.80809	0
2013	$10.80809	$12.85436	0
2014	$12.85436	$13.18942	0
2015	$13.18942	$12.85190	0
2016	$12.85190	$13.39296	0
2017	$13.39296	$15.83695	0
2018	$15.83695	$14.26404	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.36557	$10.51766	0
2010	$10.51766	$11.05063	0
2011	$11.05063	$10.97611	0
2012	$10.97611	$11.42448	0
2013	$11.42448	$11.77438	0
2014	$11.77438	$11.94229	0
2015	$11.94229	$11.63200	0
2016	$11.63200	$11.87075	0
2017	$11.87075	$12.60222	0
2018	$12.60222	$12.06420	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.81080	0
2016	$17.81080	$17.45950	0
2017	$17.45950	$22.95203	0
2018	$22.95203	$25.22876	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.84323	$8.46674	0
2010	$8.46674	$9.51582	0
2011	$9.51582	$9.48842	0
2012	$9.48842	$10.74731	0
2013	$10.74731	$13.88761	0
2014	$13.88761	$15.41213	0
2015	$15.41213	$15.26115	0
2016	$15.26115	$16.68228	0
2017	$16.68228	$19.84304	0
2018	$19.84304	$18.51835	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.58187	$9.01071	0
2010	$9.01071	$11.34911	0
2011	$11.34911	$9.91136	0
2012	$9.91136	$11.12256	0
2013	$11.12256	$14.80408	0
2014	$14.80408	$15.37679	0
2015	$15.37679	$14.81774	0
2016	$14.81774	$16.24711	0
2017	$16.24711	$19.18692	0
2018	$19.18692	$16.01854	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.05771	$12.46889	0
2010	$12.46889	$14.25202	0
2011	$14.25202	$14.29780	0
2012	$14.29780	$15.71852	0
2013	$15.71852	$19.95661	0
2014	$19.95661	$21.33554	0
2015	$21.33554	$20.71025	0
2016	$20.71025	$22.64699	0
2017	$22.64699	$25.70594	0
2018	$25.70594	$24.02792	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.04813	$12.01870	3,135
2010	$12.01870	$13.26573	2,651
2011	$13.26573	$13.30554	0
2012	$13.30554	$14.68256	0
2013	$14.68256	$16.38829	0
2014	$16.38829	$16.79499	0
2015	$16.79499	$15.29171	0
2016	$15.29171	$17.08147	0
2017	$17.08147	$18.35410	0
2018	$18.35410	$17.20556	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.54607	$9.58996	1,937
2010	$9.58996	$10.48319	1,968
2011	$10.48319	$10.11509	1,986
2012	$10.11509	$11.13409	2,000
2013	$11.13409	$14.03029	1,869
2014	$14.03029	$15.45671	1,764
2015	$15.45671	$15.99292	1,644
2016	$15.99292	$15.38672	1,820
2017	$15.38672	$19.31216	1,600
2018	$19.31216	$18.64021	1,516
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.43420	$10.18858	0
2010	$10.18858	$11.17443	0
2011	$11.17443	$10.62291	0
2012	$10.62291	$11.79572	0
2013	$11.79572	$14.74626	0
2014	$14.74626	$15.27005	0
2015	$15.27005	$14.41249	0
2016	$14.41249	$15.83841	0
2017	$15.83841	$16.85158	0
2018	$16.85158	$14.65568	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.94796	$13.51824	280
2010	$13.51824	$14.72515	237
2011	$14.72515	$14.27501	0
2012	$14.27501	$15.97491	0
2013	$15.97491	$20.07184	0
2014	$20.07184	$21.06277	0
2015	$21.06277	$19.61444	0
2016	$19.61444	$22.30107	0
2017	$22.30107	$23.67294	0
2018	$23.67294	$21.08707	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.48684	$17.06365	541
2010	$17.06365	$21.43350	478
2011	$21.43350	$20.20752	497
2012	$20.20752	$23.43418	475
2013	$23.43418	$31.27540	418
2014	$31.27540	$30.81220	442
2015	$30.81220	$27.95385	469
2016	$27.95385	$35.65234	393
2017	$35.65234	$38.65036	400
2018	$38.65036	$32.98579	428

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.35656	$15.97262	0
2010	$15.97262	$19.96940	0
2011	$19.96940	$18.61773	0
2012	$18.61773	$20.21591	0
2013	$20.21591	$27.35989	0
2014	$27.35989	$28.80436	0
2015	$28.80436	$27.46685	0
2016	$27.46685	$28.03009	0
2017	$28.03009	$33.33878	0
2018	$33.33878	$30.90380	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.49967	$11.61374	0
2010	$11.61374	$11.97795	0
2011	$11.97795	$12.40085	0
2012	$12.40085	$12.37645	0
2013	$12.37645	$11.85257	0
2014	$11.85257	$12.00369	0
2015	$12.00369	$11.81460	0
2016	$11.81460	$11.65106	0
2017	$11.65106	$11.56776	0
2018	$11.56776	$11.36982	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.81990	$31.81940	0
2010	$31.81940	$36.65278	0
2011	$36.65278	$30.21267	0
2012	$30.21267	$33.49018	0
2013	$33.49018	$32.50443	0
2014	$32.50443	$29.16920	0
2015	$29.16920	$22.97227	0
2016	$22.97227	$26.43038	0
2017	$26.43038	$36.35901	0
2018	$36.35901	$29.99065	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.35404	$17.92743	766
2010	$17.92743	$19.03838	748
2011	$19.03838	$16.66710	603
2012	$16.66710	$19.30313	577
2013	$19.30313	$23.25321	562
2014	$23.25321	$20.24297	678
2015	$20.24297	$18.54236	711
2016	$18.54236	$19.46852	719
2017	$19.46852	$22.25803	694
2018	$22.25803	$18.43656	767
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.14159	$19.92914	0
2010	$19.92914	$22.34353	0
2011	$22.34353	$21.69822	0
2012	$21.69822	$24.45678	0
2013	$24.45678	$24.34819	0
2014	$24.34819	$24.28869	0
2015	$24.28869	$22.76886	0
2016	$22.76886	$22.96110	0
2017	$22.96110	$22.92887	0
2018	$22.92887	$22.89605	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.39183	$11.99435	0
2010	$11.99435	$14.04880	0
2011	$14.04880	$12.88327	0
2012	$12.88327	$14.31059	0
2013	$14.31059	$19.59766	0
2014	$19.59766	$20.76607	0
2015	$20.76607	$21.30872	0
2016	$21.30872	$21.29625	0
2017	$21.29625	$26.50393	0
2018	$26.50393	$24.95270	0
Invesco V.I. American Value Fund - Series I
2009	$8.90866	$12.14853	473
2010	$12.14853	$14.54783	433
2011	$14.54783	$14.38303	434
2012	$14.38303	$16.52726	0
2013	$16.52726	$21.73816	0
2014	$21.73816	$23.37111	0
2015	$23.37111	$20.80460	0
2016	$20.80460	$23.53921	0
2017	$23.53921	$25.35985	0
2018	$25.35985	$21.69987	0
Invesco V.I. American Value Fund - Series II
2009	$8.85686	$12.07379	0
2010	$12.07379	$14.45126	0
2011	$14.45126	$14.27404	0
2012	$14.27404	$16.36975	0
2013	$16.36975	$21.47738	0
2014	$21.47738	$23.03333	0
2015	$23.03333	$20.45158	0
2016	$20.45158	$23.08458	0
2017	$23.08458	$24.80645	0
2018	$24.80645	$21.17327	0
Invesco V.I. Comstock Fund - Series II
2009	$7.88862	$9.92294	937
2010	$9.92294	$11.24640	918
2011	$11.24640	$10.78516	931
2012	$10.78516	$12.56399	886
2013	$12.56399	$16.69591	785
2014	$16.69591	$17.84373	762
2015	$17.84373	$16.39684	803
2016	$16.39684	$18.79198	745
2017	$18.79198	$21.64702	714
2018	$21.64702	$18.58253	760
Invesco V.I. Equity and Income Fund - Series II
2009	$9.72645	$11.67076	0
2010	$11.67076	$12.80834	0
2011	$12.80834	$12.38449	0
2012	$12.38449	$13.63410	0
2013	$13.63410	$16.67983	0
2014	$16.67983	$17.77209	0
2015	$17.77209	$16.95942	0
2016	$16.95942	$19.07928	0
2017	$19.07928	$20.70762	0
2018	$20.70762	$18.31153	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.12405	$14.74009	630
2010	$14.74009	$16.20005	637
2011	$16.20005	$15.51129	648
2012	$15.51129	$17.37419	641
2013	$17.37419	$22.76718	575
2014	$22.76718	$24.52527	554
2015	$24.52527	$23.22896	566
2016	$23.22896	$27.17794	515
2017	$27.17794	$30.36475	509
2018	$30.36475	$25.70187	550
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.44741	$11.40828	0
2010	$11.40828	$14.22383	0
2011	$14.22383	$12.62986	0
2012	$12.62986	$13.81003	0
2013	$13.81003	$18.48033	0
2014	$18.48033	$19.49576	0
2015	$19.49576	$19.29699	0
2016	$19.29699	$19.01258	0
2017	$19.01258	$22.75175	0
2018	$22.75175	$20.97792	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.24447	$12.16309	770
2010	$12.16309	$13.38231	771
2011	$13.38231	$13.68457	734
2012	$13.68457	$15.08485	738
2013	$15.08485	$15.98481	817
2014	$15.98481	$16.33938	840
2015	$16.33938	$15.76099	841
2016	$15.76099	$17.31393	809
2017	$17.31393	$18.52561	834
2018	$18.52561	$17.41805	811
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.36790	$11.56041	0
2010	$11.56041	$13.47950	0
2011	$13.47950	$12.61221	0
2012	$12.61221	$13.66160	0
2013	$13.66160	$18.16865	0
2014	$18.16865	$19.06904	0
2015	$19.06904	$18.03673	0
2016	$18.03673	$20.45188	0
2017	$20.45188	$22.55718	0
2018	$22.55718	$20.29430	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.98030	$9.29480	0
2010	$9.29480	$10.69079	0
2011	$10.69079	$9.83628	0
2012	$9.83628	$10.79982	0
2013	$10.79982	$14.37752	0
2014	$14.37752	$15.16202	0
2015	$15.16202	$14.42744	0
2016	$14.42744	$16.55281	0
2017	$16.55281	$18.38748	0
2018	$18.38748	$16.54502	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.66649	$12.35659	0
2010	$12.35659	$14.87968	0
2011	$14.87968	$13.11201	0
2012	$13.11201	$14.65512	0
2013	$14.65512	$19.67939	0
2014	$19.67939	$20.44795	0
2015	$20.44795	$20.57620	0
2016	$20.57620	$20.40620	0
2017	$20.40620	$24.57313	0
2018	$24.57313	$23.37589	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.58236	$9.40452	987
2010	$9.40452	$11.55576	891
2011	$11.55576	$10.86628	924
2012	$10.86628	$12.19228	913
2013	$12.19228	$15.56494	842
2014	$15.56494	$17.00514	799
2015	$17.00514	$16.02731	822
2016	$16.02731	$18.27542	766
2017	$18.27542	$19.12811	808
2018	$19.12811	$15.91969	888
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.44080	$19.68084	296
2010	$19.68084	$21.15762	299
2011	$21.15762	$22.15407	282
2012	$22.15407	$25.58044	0
2013	$25.58044	$22.86426	0
2014	$22.86426	$23.04519	0
2015	$23.04519	$22.30968	0
2016	$22.30968	$24.16836	0
2017	$24.16836	$25.94818	0
2018	$25.94818	$23.62779	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.79724	$13.70399	0
2010	$13.70399	$15.31034	0
2011	$15.31034	$16.35600	0
2012	$16.35600	$18.51947	0
2013	$18.51947	$21.70877	0
2014	$21.70877	$22.22512	0
2015	$22.22512	$23.12204	0
2016	$23.12204	$23.87938	0
2017	$23.87938	$29.42001	0
2018	$29.42001	$28.30952	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.37282	$11.95719	0
2010	$11.95719	$14.39143	0
2011	$14.39143	$13.70390	0
2012	$13.70390	$15.35361	0
2013	$15.35361	$22.27110	0
2014	$22.27110	$23.20450	0
2015	$23.20450	$25.51332	0
2016	$25.51332	$24.58537	0
2017	$24.58537	$34.48046	0
2018	$34.48046	$36.32286	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.28247	$11.78139	0
2010	$11.78139	$14.15088	0
2011	$14.15088	$13.44127	0
2012	$13.44127	$15.01675	0
2013	$15.01675	$21.73104	0
2014	$21.73104	$22.58393	0
2015	$22.58393	$24.77100	0
2016	$24.77100	$23.80061	0
2017	$23.80061	$33.30375	0
2018	$33.30375	$35.00442	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.13326	$9.45486	0
2010	$9.45486	$12.25109	0
2011	$12.25109	$11.14049	0
2012	$11.14049	$11.83907	0
2013	$11.83907	$15.94497	0
2014	$15.94497	$15.90721	0
2015	$15.90721	$14.64924	0
2016	$14.64924	$13.08221	0
2017	$13.08221	$17.76441	0
2018	$17.76441	$19.23347	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.62902	$18.41357	0
2010	$18.41357	$23.36466	0
2011	$23.36466	$24.18505	0
2012	$24.18505	$27.39145	0
2013	$27.39145	$27.30274	0
2014	$27.30274	$34.61666	0
2015	$34.61666	$34.56241	0
2016	$34.56241	$36.07657	0
2017	$36.07657	$36.35949	0
2018	$36.35949	$32.77853	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.23710	$11.63178	798
2010	$11.63178	$12.43651	828
2011	$12.43651	$12.01593	836
2012	$12.01593	$13.39537	831
2013	$13.39537	$16.98390	773
2014	$16.98390	$19.15434	710
2015	$19.15434	$19.37676	677
2016	$19.37676	$18.52141	756
2017	$18.52141	$22.95562	673
2018	$22.95562	$21.14767	668
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.67307	$10.33123	0
2010	$10.33123	$11.40364	0
2011	$11.40364	$11.21438	0
2012	$11.21438	$12.31483	0
2013	$12.31483	$13.61188	0
2014	$13.61188	$14.40312	0
2015	$14.40312	$14.18930	0
2016	$14.18930	$14.59038	0
2017	$14.59038	$15.57376	0
2018	$15.57376	$14.41180	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.24488	$10.68232	0
2010	$10.68232	$13.30700	0
2011	$13.30700	$13.14508	0
2012	$13.14508	$14.95776	0
2013	$14.95776	$19.87284	0
2014	$19.87284	$20.54287	0
2015	$20.54287	$21.40117	0
2016	$21.40117	$21.40170	0
2017	$21.40170	$26.93431	0
2018	$26.93431	$24.72092	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.89845	$17.60788	0
2010	$17.60788	$19.95761	0
2011	$19.95761	$17.88399	0
2012	$17.88399	$21.18862	0
2013	$21.18862	$26.35902	0
2014	$26.35902	$26.35216	0
2015	$26.35216	$26.76255	0
2016	$26.76255	$26.17688	0
2017	$26.17688	$34.96135	0
2018	$34.96135	$29.66041	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.18862	$14.13799	2,558
2010	$14.13799	$15.89564	2,498
2011	$15.89564	$15.67326	2,477
2012	$15.67326	$17.37160	1,282
2013	$17.37160	$16.95476	1,542
2014	$16.95476	$17.02269	1,613
2015	$17.02269	$16.25987	1,635
2016	$16.25987	$16.92705	1,654
2017	$16.92705	$17.58502	1,757
2018	$17.58502	$16.44410	1,719
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.62189	$12.06419	2,784
2010	$12.06419	$13.68860	2,724
2011	$13.68860	$13.36775	2,722
2012	$13.36775	$15.26938	2,187
2013	$15.26938	$19.66065	2,001
2014	$19.66065	$21.26271	1,916
2015	$21.26271	$21.47608	1,836
2016	$21.47608	$23.41631	1,793
2017	$23.41631	$26.75831	1,732
2018	$26.75831	$24.08944	1,760
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.08988	$16.21130	571
2010	$16.21130	$19.54242	525
2011	$19.54242	$18.68832	538
2012	$18.68832	$21.54098	517
2013	$21.54098	$29.67411	442
2014	$29.67411	$32.45665	419
2015	$32.45665	$29.85696	440
2016	$29.85696	$34.41870	407
2017	$34.41870	$38.41188	402
2018	$38.41188	$33.66199	420

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.33254	$6.76472	0
2010	$6.76472	$7.37432	0
2011	$7.37432	$7.79708	0
2012	$7.79708	$8.41468	0
2013	$8.41468	$8.21169	0
2014	$8.21169	$8.60129	0
2015	$8.60129	$8.48511	0
2016	$8.48511	$8.56617	0
2017	$8.56617	$8.75997	0
2018	$8.75997	$8.46871	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.37025	750
2010	$12.37025	$13.64573	756
2011	$13.64573	$13.62478	737
2012	$13.62478	$15.92267	699
2013	$15.92267	$20.65421	634
2014	$20.65421	$22.79449	596
2015	$22.79449	$21.65001	608
2016	$21.65001	$24.10344	581
2017	$24.10344	$28.04819	551
2018	$28.04819	$25.14319	562
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.19262	$10.08217	573
2010	$10.08217	$10.94581	577
2011	$10.94581	$11.01997	567
2012	$11.01997	$12.14774	0
2013	$12.14774	$14.05328	0
2014	$14.05328	$15.23657	0
2015	$15.23657	$14.75700	0
2016	$14.75700	$15.61485	0
2017	$15.61485	$17.60628	0
2018	$17.60628	$16.70498	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.11164	$13.39274	0
2010	$13.39274	$15.04690	0
2011	$15.04690	$14.67893	0
2012	$14.67893	$16.42040	0
2013	$16.42040	$19.22110	0
2014	$19.22110	$20.60326	0
2015	$20.60326	$20.21786	0
2016	$20.21786	$21.13620	0
2017	$21.13620	$23.88383	0
2018	$23.88383	$21.69789	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.44683	$12.89481	0
2010	$12.89481	$12.94351	0
2011	$12.94351	$12.53068	0
2012	$12.53068	$15.00781	0
2013	$15.00781	$20.82725	0
2014	$20.82725	$26.04241	0
2015	$26.04241	$27.49760	0
2016	$27.49760	$23.88009	0
2017	$23.88009	$26.97538	0
2018	$26.97538	$26.26767	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.68275	$18.59638	0
2010	$18.59638	$18.55114	0
2011	$18.55114	$17.19085	0
2012	$17.19085	$17.68790	0
2013	$17.68790	$19.72106	0
2014	$19.72106	$22.13552	0
2015	$22.13552	$19.53378	0
2016	$19.53378	$19.51471	0
2017	$19.51471	$23.35778	0
2018	$23.35778	$22.77341	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.26351	$10.07503	3,013
2010	$10.07503	$9.87320	3,368
2011	$9.87320	$9.67342	3,368
2012	$9.67342	$9.47650	2,349
2013	$9.47650	$9.28411	2,811
2014	$9.28411	$9.09562	3,018
2015	$9.09562	$8.91096	2,977
2016	$8.91096	$8.73060	3,207
2017	$8.73060	$8.57451	3,603
2018	$8.57451	$8.49858	3,326
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04932	0
2017	$10.04932	$12.88839	0
2018	$12.88839	$12.92573	0
Putnam VT High Yield Fund - Class IB
2009	$11.49158	$16.90671	0
2010	$16.90671	$18.88758	0
2011	$18.88758	$18.82786	0
2012	$18.82786	$21.39546	0
2013	$21.39546	$22.60539	0
2014	$22.60539	$22.48935	0
2015	$22.48935	$20.85139	0
2016	$20.85139	$23.60335	0
2017	$23.60335	$24.73900	0
2018	$24.73900	$23.24849	0
Putnam VT Income Fund - Class IB
2009	$8.40159	$12.07024	1,554
2010	$12.07024	$12.99113	1,596
2011	$12.99113	$13.36325	1,503
2012	$13.36325	$14.49632	1,536
2013	$14.49632	$14.46637	1,805
2014	$14.46637	$15.08622	1,821
2015	$15.08622	$14.56287	1,820
2016	$14.56287	$14.55183	1,924
2017	$14.55183	$15.05453	2,052
2018	$15.05453	$14.77686	1,913

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.17427	$14.86365	0
2010	$14.86365	$16.02054	0
2011	$16.02054	$13.03640	0
2012	$13.03640	$15.56858	0
2013	$15.56858	$19.53227	0
2014	$19.53227	$17.83690	0
2015	$17.83690	$17.49748	0
2016	$17.49748	$16.72094	0
2017	$16.72094	$20.73657	0
2018	$20.73657	$16.43042	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.35536	$11.98939	0
2010	$11.98939	$13.37981	0
2011	$13.37981	$13.11302	0
2012	$13.11302	$15.00672	0
2013	$15.00672	$19.86430	0
2014	$19.86430	$22.16647	0
2015	$22.16647	$21.24146	0
2016	$21.24146	$23.31726	0
2017	$23.31726	$28.06654	0
2018	$28.06654	$25.39463	0
Putnam VT Research Fund - Class IB
2009	$9.15283	$11.94168	0
2010	$11.94168	$13.61403	0
2011	$13.61403	$13.10382	0
2012	$13.10382	$15.13594	0
2013	$15.13594	$19.77403	0
2014	$19.77403	$22.24925	0
2015	$22.24925	$21.45855	0
2016	$21.45855	$23.14111	0
2017	$23.14111	$27.96522	0
2018	$27.96522	$26.10371	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.35810	$13.40768	0
2010	$13.40768	$15.70313	0
2011	$15.70313	$14.60146	0
2012	$14.60146	$16.70009	0
2013	$16.70009	$22.32101	0
2014	$22.32101	$24.81531	0
2015	$24.81531	$24.23859	0
2016	$24.23859	$25.59505	0
2017	$25.59505	$32.40457	0
2018	$32.40457	$31.25833	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May 1, 2003
Mortality & Expense = 1.90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.59476	$8.74710	577
2010	$8.74710	$10.01412	595
2011	$10.01412	$9.53225	0
2012	$9.53225	$10.83894	0
2013	$10.83894	$13.89742	0
2014	$13.89742	$15.19282	515
2015	$15.19282	$14.93707	503
2016	$14.93707	$15.75634	518
2017	$15.75634	$18.76010	508
2018	$18.76010	$17.14811	488
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.10796	$9.84021	0
2010	$9.84021	$10.84342	0
2011	$10.84342	$10.57192	0
2012	$10.57192	$11.54938	0
2013	$11.54938	$12.80029	0
2014	$12.80029	$13.06054	0
2015	$13.06054	$12.71974	0
2016	$12.71974	$13.10605	0
2017	$13.10605	$14.47632	0
2018	$14.47632	$13.56960	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.40568	$9.32090	0
2010	$9.32090	$10.43393	0
2011	$10.43393	$10.08946	0
2012	$10.08946	$11.16926	0
2013	$11.16926	$12.64571	0
2014	$12.64571	$12.95039	0
2015	$12.95039	$12.62151	0
2016	$12.62151	$13.07558	0
2017	$13.07558	$14.88617	0
2018	$14.88617	$13.68902	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.88847	$8.84736	0
2010	$8.84736	$10.03912	0
2011	$10.03912	$9.55161	0
2012	$9.55161	$10.77128	0
2013	$10.77128	$12.80404	0
2014	$12.80404	$13.13108	0
2015	$13.13108	$12.78853	0
2016	$12.78853	$13.32014	0
2017	$13.32014	$15.74293	0
2018	$15.74293	$14.17219	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.35278	$10.49794	0
2010	$10.49794	$11.02429	0
2011	$11.02429	$10.94438	0
2012	$10.94438	$11.38563	0
2013	$11.38563	$11.72834	0
2014	$11.72834	$11.88953	0
2015	$11.88953	$11.57471	0
2016	$11.57471	$11.80627	0
2017	$11.80627	$12.52747	0
2018	$12.52747	$11.98659	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.72295	0
2016	$17.72295	$17.36454	0
2017	$17.36454	$22.81573	0
2018	$22.81573	$25.06626	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.83387	$8.45084	788
2010	$8.45084	$9.49310	784
2011	$9.49310	$9.46095	781
2012	$9.46095	$10.71072	777
2013	$10.71072	$13.83329	774
2014	$13.83329	$15.34401	772
2015	$15.34401	$15.18596	1,019
2016	$15.18596	$16.59164	1,011
2017	$16.59164	$19.72530	1,003
2018	$19.72530	$18.39917	997
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.57287	$8.99380	0
2010	$8.99380	$11.32203	0
2011	$11.32203	$9.88268	0
2012	$9.88268	$11.08470	0
2013	$11.08470	$14.74615	0
2014	$14.74615	$15.30879	767
2015	$15.30879	$14.74468	1,035
2016	$14.74468	$16.15878	1,028
2017	$16.15878	$19.07302	1,018
2018	$19.07302	$15.91539	1,054
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.03419	$12.43338	8,000
2010	$12.43338	$14.20418	7,224
2011	$14.20418	$14.24255	6,052
2012	$14.24255	$15.64977	5,403
2013	$15.64977	$19.85918	4,727
2014	$19.85918	$21.22054	3,448
2015	$21.22054	$20.58811	3,031
2016	$20.58811	$22.50196	2,655
2017	$22.50196	$25.52849	2,489
2018	$25.52849	$23.85000	2,259

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.02658	$11.98396	2,989
2010	$11.98396	$13.22064	2,899
2011	$13.22064	$13.25358	724
2012	$13.25358	$14.61774	723
2013	$14.61774	$16.30763	723
2014	$16.30763	$16.70380	722
2015	$16.70380	$15.20091	722
2016	$15.20091	$16.97141	722
2017	$16.97141	$18.22668	721
2018	$18.22668	$17.07747	721
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.52970	$9.56427	7,605
2010	$9.56427	$10.44979	6,662
2011	$10.44979	$10.07772	3,906
2012	$10.07772	$11.08728	3,744
2013	$11.08728	$13.96418	3,547
2014	$13.96418	$15.37604	3,242
2015	$15.37604	$15.90133	2,896
2016	$15.90133	$15.29082	3,054
2017	$15.29082	$19.18213	2,800
2018	$19.18213	$18.50535	2,679
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.42267	$10.16946	213
2010	$10.16946	$11.14778	254
2011	$11.14778	$10.59218	0
2012	$10.59218	$11.75559	0
2013	$11.75559	$14.68860	0
2014	$14.68860	$15.20258	0
2015	$15.20258	$14.34148	0
2016	$14.34148	$15.75236	0
2017	$15.75236	$16.75160	0
2018	$16.75160	$14.56136	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.92237	$13.47976	9,631
2010	$13.47976	$14.67574	9,156
2011	$14.67574	$14.21987	7,156
2012	$14.21987	$15.90504	6,417
2013	$15.90504	$19.97387	5,699
2014	$19.97387	$20.94925	4,097
2015	$20.94925	$19.49877	2,658
2016	$19.49877	$22.15827	2,196
2017	$22.15827	$23.50954	2,140
2018	$23.50954	$20.93094	1,967
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.45527	$17.01503	3,475
2010	$17.01503	$21.36153	2,942
2011	$21.36153	$20.12941	2,299
2012	$20.12941	$23.33166	1,066
2013	$23.33166	$31.12270	458
2014	$31.12270	$30.64611	613
2015	$30.64611	$27.78897	620
2016	$27.78897	$35.42403	571
2017	$35.42403	$38.38355	584
2018	$38.38355	$32.74151	569

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.32995	$15.92707	0
2010	$15.92707	$19.90231	0
2011	$19.90231	$18.54573	0
2012	$18.54573	$20.12744	0
2013	$20.12744	$27.22628	0
2014	$27.22628	$28.64906	0
2015	$28.64906	$27.30481	0
2016	$27.30481	$27.85054	0
2017	$27.85054	$33.10856	0
2018	$33.10856	$30.67488	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.47230	$11.58019	1,104
2010	$11.58019	$11.93726	1,174
2011	$11.93726	$12.35242	3,445
2012	$12.35242	$12.32180	3,428
2013	$12.32180	$11.79421	3,411
2014	$11.79421	$11.93849	7,800
2015	$11.93849	$11.74445	7,765
2016	$11.74445	$11.57598	0
2017	$11.57598	$11.48744	0
2018	$11.48744	$11.28517	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.77586	$31.72874	2,119
2010	$31.72874	$36.52974	1,841
2011	$36.52974	$30.09591	1,145
2012	$30.09591	$33.34368	1,076
2013	$33.34368	$32.34572	1,025
2014	$32.34572	$29.01195	894
2015	$29.01195	$22.83674	957
2016	$22.83674	$26.26109	743
2017	$26.26109	$36.10799	564
2018	$36.10799	$29.76853	539
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.32278	$17.87633	5,940
2010	$17.87633	$18.97445	5,807
2011	$18.97445	$16.60266	3,932
2012	$16.60266	$19.21866	3,587
2013	$19.21866	$23.13964	3,573
2014	$23.13964	$20.13383	3,956
2015	$20.13383	$18.43297	3,830
2016	$18.43297	$19.34382	3,714
2017	$19.34382	$22.10435	3,751
2018	$22.10435	$18.30000	4,078
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.10147	$19.87234	0
2010	$19.87234	$22.26849	0
2011	$22.26849	$21.61435	0
2012	$21.61435	$24.34978	0
2013	$24.34978	$24.22929	0
2014	$24.22929	$24.15775	0
2015	$24.15775	$22.63456	0
2016	$22.63456	$22.81406	0
2017	$22.81406	$22.77056	0
2018	$22.77056	$22.72647	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.37454	$11.96021	5,392
2010	$11.96021	$14.00166	4,814
2011	$14.00166	$12.83351	4,716
2012	$12.83351	$14.24801	3,653
2013	$14.24801	$19.50201	3,128
2014	$19.50201	$20.65419	2,870
2015	$20.65419	$21.18310	2,648
2016	$21.18310	$21.15994	2,562
2017	$21.15994	$26.32103	2,398
2018	$26.32103	$24.76797	2,273
Invesco V.I. American Value Fund - Series I
2009	$8.88745	$12.11343	109
2010	$12.11343	$14.49840	103
2011	$14.49840	$14.32686	0
2012	$14.32686	$16.45430	0
2013	$16.45430	$21.63116	0
2014	$21.63116	$23.24420	0
2015	$23.24420	$20.68105	0
2016	$20.68105	$23.38752	0
2017	$23.38752	$25.18375	0
2018	$25.18375	$21.53830	0
Invesco V.I. American Value Fund - Series II
2009	$8.83575	$12.03888	1,474
2010	$12.03888	$14.40212	1,380
2011	$14.40212	$14.21827	795
2012	$14.21827	$16.29745	726
2013	$16.29745	$21.37163	676
2014	$21.37163	$22.90822	638
2015	$22.90822	$20.33011	539
2016	$20.33011	$22.93580	1,251
2017	$22.93580	$24.63418	1,285
2018	$24.63418	$21.01560	561
Invesco V.I. Comstock Fund - Series II
2009	$7.86985	$9.89427	2,819
2010	$9.89427	$11.20819	2,414
2011	$11.20819	$10.74305	2,425
2012	$10.74305	$12.50854	1,085
2013	$12.50854	$16.61375	1,017
2014	$16.61375	$17.74686	1,006
2015	$17.74686	$16.29952	1,015
2016	$16.29952	$18.67093	1,021
2017	$18.67093	$21.49677	971
2018	$21.49677	$18.44422	498
Invesco V.I. Equity and Income Fund - Series II
2009	$9.70329	$11.63702	0
2010	$11.63702	$12.76480	0
2011	$12.76480	$12.33611	0
2012	$12.33611	$13.57388	0
2013	$13.57388	$16.59768	0
2014	$16.59768	$17.67553	0
2015	$17.67553	$16.85868	0
2016	$16.85868	$18.95629	0
2017	$18.95629	$20.56380	0
2018	$20.56380	$18.17515	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.09568	$14.69810	3,229
2010	$14.69810	$16.14565	2,490
2011	$16.14565	$15.45133	2,269
2012	$15.45133	$17.29816	2,102
2013	$17.29816	$22.65601	1,884
2014	$22.65601	$24.39306	1,800
2015	$24.39306	$23.09195	1,329
2016	$23.09195	$27.00389	1,082
2017	$27.00389	$30.15511	1,037
2018	$30.15511	$25.51153	1,020
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.42965	$11.37527	1,430
2010	$11.37527	$14.17546	1,297
2011	$14.17546	$12.58050	1,285
2012	$12.58050	$13.74902	880
2013	$13.74902	$18.38930	871
2014	$18.38930	$19.38983	864
2015	$19.38983	$19.18233	848
2016	$19.18233	$18.88999	840
2017	$18.88999	$22.59369	828
2018	$22.59369	$20.82166	814
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.22444	$12.13057	4,360
2010	$12.13057	$13.33972	3,986
2011	$13.33972	$13.63408	1,691
2012	$13.63408	$15.02149	150
2013	$15.02149	$15.90956	157
2014	$15.90956	$16.25416	161
2015	$16.25416	$15.67079	162
2016	$15.67079	$17.20608	152
2017	$17.20608	$18.40095	155
2018	$18.40095	$17.29210	154
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.34760	$11.52947	3,226
2010	$11.52947	$13.43657	3,122
2011	$13.43657	$12.56564	1,619
2012	$12.56564	$13.60420	1,610
2013	$13.60420	$18.08309	1,603
2014	$18.08309	$18.96956	564
2015	$18.96956	$17.93347	419
2016	$17.93347	$20.32445	402
2017	$20.32445	$22.40537	426
2018	$22.40537	$20.14753	415
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.96300	$9.26992	0
2010	$9.26992	$10.65674	0
2011	$10.65674	$9.79996	0
2012	$9.79996	$10.75444	0
2013	$10.75444	$14.30981	0
2014	$14.30981	$15.08292	0
2015	$15.08292	$14.34485	0
2016	$14.34485	$16.44967	0
2017	$16.44967	$18.26373	0
2018	$18.26373	$16.42535	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.64771	$12.32352	3,443
2010	$12.32352	$14.83229	3,215
2011	$14.83229	$13.06359	2,759
2012	$13.06359	$14.59354	1,289
2013	$14.59354	$19.58670	1,153
2014	$19.58670	$20.34126	1,687
2015	$20.34126	$20.45839	1,621
2016	$20.45839	$20.27905	1,695
2017	$20.27905	$24.40775	1,635
2018	$24.40775	$23.20684	1,557
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.56592	$9.37933	6,145
2010	$9.37933	$11.51894	5,427
2011	$11.51894	$10.82614	3,049
2012	$10.82614	$12.14103	1,392
2013	$12.14103	$15.49161	1,356
2014	$15.49161	$16.91638	1,340
2015	$16.91638	$15.93551	1,323
2016	$15.93551	$18.16150	1,312
2017	$18.16150	$18.99932	1,321
2018	$18.99932	$15.80451	775
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.40467	$19.62477	632
2010	$19.62477	$21.08658	636
2011	$21.08658	$22.06845	628
2012	$22.06845	$25.46854	619
2013	$25.46854	$22.75263	579
2014	$22.75263	$22.92099	586
2015	$22.92099	$22.17812	466
2016	$22.17812	$24.01361	450
2017	$24.01361	$25.76908	468
2018	$25.76908	$23.45284	270
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.76969	$13.66205	2,271
2010	$13.66205	$15.25570	2,205
2011	$15.25570	$16.28933	1,283
2012	$16.28933	$18.43456	0
2013	$18.43456	$21.59820	0
2014	$21.59820	$22.10064	0
2015	$22.10064	$22.98082	0
2016	$22.98082	$23.72146	0
2017	$23.72146	$29.21077	0
2018	$29.21077	$28.09395	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.35526	$11.92265	11,326
2010	$11.92265	$14.34254	9,147
2011	$14.34254	$13.65040	8,018
2012	$13.65040	$15.28585	7,279
2013	$15.28585	$22.16152	5,803
2014	$22.16152	$23.07855	4,294
2015	$23.07855	$25.36190	3,323
2016	$25.36190	$24.42701	3,079
2017	$24.42701	$34.24117	2,268
2018	$34.24117	$36.05255	1,726

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.26513	$11.74735	0
2010	$11.74735	$14.10280	0
2011	$14.10280	$13.38879	0
2012	$13.38879	$14.95045	0
2013	$14.95045	$21.62408	0
2014	$21.62408	$22.46130	0
2015	$22.46130	$24.62393	0
2016	$24.62393	$23.64726	0
2017	$23.64726	$33.07256	0
2018	$33.07256	$34.74385	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.12488	$9.43712	3,454
2010	$9.43712	$12.22187	2,976
2011	$12.22187	$11.10825	1,772
2012	$11.10825	$11.79877	1,793
2013	$11.79877	$15.88259	1,601
2014	$15.88259	$15.83688	1,603
2015	$15.83688	$14.57703	1,697
2016	$14.57703	$13.01108	1,912
2017	$13.01108	$17.65895	1,631
2018	$17.65895	$19.10963	1,389
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.59478	$18.36110	2,311
2010	$18.36110	$23.28622	2,083
2011	$23.28622	$24.09157	1,019
2012	$24.09157	$27.27162	321
2013	$27.27162	$27.16943	281
2014	$27.16943	$34.43007	88
2015	$34.43007	$34.35855	109
2016	$34.35855	$35.84554	108
2017	$35.84554	$36.10848	107
2018	$36.10848	$32.53579	107
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.21328	$11.59223	14,995
2010	$11.59223	$12.38791	13,682
2011	$12.38791	$11.96287	12,952
2012	$11.96287	$13.32939	10,925
2013	$13.32939	$16.89162	10,040
2014	$16.89162	$19.04056	6,620
2015	$19.04056	$19.25182	5,583
2016	$19.25182	$18.39262	5,384
2017	$18.39262	$22.78454	4,845
2018	$22.78454	$20.97946	4,503
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.65279	$10.30181	4,030
2010	$10.30181	$11.36537	4,037
2011	$11.36537	$11.17105	237
2012	$11.17105	$12.26096	238
2013	$12.26096	$13.54542	0
2014	$13.54542	$14.32548	0
2015	$14.32548	$14.10561	0
2016	$14.10561	$14.49696	0
2017	$14.49696	$15.46626	0
2018	$15.46626	$14.30509	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.22561	$10.65190	1,782
2010	$10.65190	$13.26233	1,732
2011	$13.26233	$13.09429	1,598
2012	$13.09429	$14.89234	1,167
2013	$14.89234	$19.77584	1,143
2014	$19.77584	$20.43216	981
2015	$20.43216	$21.27498	859
2016	$21.27498	$21.26468	851
2017	$21.26468	$26.74841	843
2018	$26.74841	$24.53789	836
Oppenheimer Global Fund/VA - Service Shares
2009	$12.86829	$17.55773	2,243
2010	$17.55773	$19.89064	1,986
2011	$19.89064	$17.81490	1,740
2012	$17.81490	$21.09596	1,523
2013	$21.09596	$26.23036	1,422
2014	$26.23036	$26.21015	1,149
2015	$26.21015	$26.60476	991
2016	$26.60476	$26.00930	924
2017	$26.00930	$34.72007	760
2018	$34.72007	$29.44081	726
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.16011	$14.09772	2,986
2010	$14.09772	$15.84228	2,775
2011	$15.84228	$15.61271	1,809
2012	$15.61271	$17.29562	3,056
2013	$17.29562	$16.87199	3,236
2014	$16.87199	$16.93096	2,987
2015	$16.93096	$16.16400	2,827
2016	$16.16400	$16.81869	3,882
2017	$16.81869	$17.46367	3,898
2018	$17.46367	$16.32237	2,824
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.59938	$12.02983	8,296
2010	$12.02983	$13.64266	6,677
2011	$13.64266	$13.31610	4,125
2012	$13.31610	$15.20261	3,655
2013	$15.20261	$19.56472	2,658
2014	$19.56472	$21.14817	2,163
2015	$21.14817	$21.34948	2,105
2016	$21.34948	$23.26642	2,006
2017	$23.26642	$26.57366	1,991
2018	$26.57366	$23.91112	1,995
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.06163	$16.16515	4,177
2010	$16.16515	$19.47685	3,239
2011	$19.47685	$18.61613	2,165
2012	$18.61613	$21.44680	1,978
2013	$21.44680	$29.52931	1,602
2014	$29.52931	$32.28178	1,544
2015	$32.28178	$29.68094	1,651
2016	$29.68094	$34.19837	1,469
2017	$34.19837	$38.14680	1,438
2018	$38.14680	$33.41278	1,382

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.31882	$6.74662	10,011
2010	$6.74662	$7.35084	10,189
2011	$7.35084	$7.76830	5,412
2012	$7.76830	$8.37933	5,049
2013	$8.37933	$8.17302	6,176
2014	$8.17302	$8.55641	5,976
2015	$8.55641	$8.43654	6,493
2016	$8.43654	$8.51280	6,441
2017	$8.51280	$8.70101	7,213
2018	$8.70101	$8.40747	6,902
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.33501	6,035
2010	$12.33501	$13.59991	5,440
2011	$13.59991	$13.57212	3,412
2012	$13.57212	$15.85302	3,018
2013	$15.85302	$20.55338	2,719
2014	$20.55338	$22.67164	1,807
2015	$22.67164	$21.52235	1,713
2016	$21.52235	$23.94911	1,456
2017	$23.94911	$27.85460	2,752
2018	$27.85460	$24.95703	2,680
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.17346	$10.05347	2,307
2010	$10.05347	$10.90908	2,351
2011	$10.90908	$10.97740	2,305
2012	$10.97740	$12.09462	1,174
2013	$12.09462	$13.98470	1,173
2014	$13.98470	$15.15450	1,173
2015	$15.15450	$14.67002	1,173
2016	$14.67002	$15.51491	1,173
2017	$15.51491	$17.48480	1,173
2018	$17.48480	$16.58133	1,173
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.08797	$13.35457	0
2010	$13.35457	$14.99637	0
2011	$14.99637	$14.62218	0
2012	$14.62218	$16.34855	0
2013	$16.34855	$19.12723	0
2014	$19.12723	$20.49219	0
2015	$20.49219	$20.09859	0
2016	$20.09859	$21.00083	0
2017	$21.00083	$23.71894	0
2018	$23.71894	$21.53719	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.42241	$12.85812	970
2010	$12.85812	$12.90010	961
2011	$12.90010	$12.48229	952
2012	$12.48229	$14.94221	717
2013	$14.94221	$20.72566	632
2014	$20.72566	$25.90216	627
2015	$25.90216	$27.33556	621
2016	$27.33556	$23.72727	608
2017	$23.72727	$26.78930	603
2018	$26.78930	$26.07329	585

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.64139	$18.54343	329
2010	$18.54343	$18.48888	367
2011	$18.48888	$17.12444	377
2012	$17.12444	$17.61054	410
2013	$17.61054	$19.62478	414
2014	$19.62478	$22.01622	414
2015	$22.01622	$19.41859	414
2016	$19.41859	$19.38976	413
2017	$19.38976	$23.19656	413
2018	$23.19656	$22.60478	413
Putnam VT Government Money Market Fund - Class IB
2009	$10.23946	$10.04630	34,191
2010	$10.04630	$9.84002	27,460
2011	$9.84002	$9.63600	18,236
2012	$9.63600	$9.43501	9,598
2013	$9.43501	$9.23875	6,915
2014	$9.23875	$9.04657	5,503
2015	$9.04657	$8.85838	4,770
2016	$8.85838	$8.67466	4,623
2017	$8.67466	$8.51529	5,470
2018	$8.51529	$8.43563	4,841
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04874	2,051
2017	$10.04874	$12.88116	2,023
2018	$12.88116	$12.91195	1,953
Putnam VT High Yield Fund - Class IB
2009	$11.46467	$16.85853	3,796
2010	$16.85853	$18.82416	3,570
2011	$18.82416	$18.75510	2,871
2012	$18.75510	$21.30187	2,432
2013	$21.30187	$22.49502	2,435
2014	$22.49502	$22.36814	1,893
2015	$22.36814	$20.72843	1,689
2016	$20.72843	$23.45223	3,773
2017	$23.45223	$24.56825	3,746
2018	$24.56825	$23.07637	1,334
Putnam VT Income Fund - Class IB
2009	$8.38195	$12.03591	5,449
2010	$12.03591	$12.94758	4,837
2011	$12.94758	$13.31168	2,791
2012	$13.31168	$14.43299	2,378
2013	$14.43299	$14.39583	2,714
2014	$14.39583	$15.00500	2,164
2015	$15.00500	$14.47708	1,965
2016	$14.47708	$14.45874	1,818
2017	$14.45874	$14.95070	1,835
2018	$14.95070	$14.66754	1,569

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.14578	$14.82128	4,145
2010	$14.82128	$15.96674	4,045
2011	$15.96674	$12.98599	2,247
2012	$12.98599	$15.50044	2,146
2013	$15.50044	$19.43687	1,520
2014	$19.43687	$17.74072	2,088
2015	$17.74072	$17.39425	1,946
2016	$17.39425	$16.61383	2,086
2017	$16.61383	$20.59338	1,957
2018	$20.59338	$16.30873	2,222
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.33347	$11.95522	0
2010	$11.95522	$13.33488	0
2011	$13.33488	$13.06234	0
2012	$13.06234	$14.94108	0
2013	$14.94108	$19.76733	0
2014	$19.76733	$22.04702	0
2015	$22.04702	$21.11622	134
2016	$21.11622	$23.16798	133
2017	$23.16798	$27.87285	132
2018	$27.87285	$25.20664	131
Putnam VT Research Fund - Class IB
2009	$9.13143	$11.90768	0
2010	$11.90768	$13.56835	0
2011	$13.56835	$13.05319	0
2012	$13.05319	$15.06974	0
2013	$15.06974	$19.67749	0
2014	$19.67749	$22.12933	0
2015	$22.12933	$21.33202	0
2016	$21.33202	$22.99294	0
2017	$22.99294	$27.77221	0
2018	$27.77221	$25.91044	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.33385	$13.36948	152
2010	$13.36948	$15.65040	814
2011	$15.65040	$14.54501	792
2012	$14.54501	$16.62703	787
2013	$16.62703	$22.21204	252
2014	$22.21204	$24.68156	114
2015	$24.68156	$24.09565	112
2016	$24.09565	$25.43115	104
2017	$25.43115	$32.18088	103
2018	$32.18088	$31.02686	90
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary Protection
(Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With
the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.58573	$8.73066	0
2010	$8.73066	$9.99022	0
2011	$9.99022	$9.50464	0
2012	$9.50464	$10.80202	0
2013	$10.80202	$13.84301	0
2014	$13.84301	$15.12561	0
2015	$15.12561	$14.86340	0
2016	$14.86340	$15.67064	0
2017	$15.67064	$18.64870	0
2018	$18.64870	$17.03766	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.09689	$9.82176	0
2010	$9.82176	$10.81756	0
2011	$10.81756	$10.54131	0
2012	$10.54131	$11.51005	0
2013	$11.51005	$12.75020	0
2014	$12.75020	$13.00278	0
2015	$13.00278	$12.65703	0
2016	$12.65703	$13.03478	0
2017	$13.03478	$14.39036	0
2018	$14.39036	$13.48220	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.39556	$9.30342	0
2010	$9.30342	$10.40903	0
2011	$10.40903	$10.06026	0
2012	$10.06026	$11.13124	0
2013	$11.13124	$12.59622	0
2014	$12.59622	$12.89311	0
2015	$12.89311	$12.55927	0
2016	$12.55927	$13.00448	0
2017	$13.00448	$14.79779	0
2018	$14.79779	$13.60086	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.87905	$8.83076	0
2010	$8.83076	$10.01518	0
2011	$10.01518	$9.52398	0
2012	$9.52398	$10.73462	0
2013	$10.73462	$12.75396	0
2014	$12.75396	$13.07304	0
2015	$13.07304	$12.72550	0
2016	$12.72550	$13.24772	0
2017	$13.24772	$15.64946	0
2018	$15.64946	$14.08092	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.34000	$10.47824	0
2010	$10.47824	$10.99799	0
2011	$10.99799	$10.91270	0
2012	$10.91270	$11.34685	0
2013	$11.34685	$11.68244	0
2014	$11.68244	$11.83695	0
2015	$11.83695	$11.51763	0
2016	$11.51763	$11.74208	0
2017	$11.74208	$12.45308	0
2018	$12.45308	$11.90938	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.63559	0
2016	$17.63559	$17.27014	0
2017	$17.27014	$22.68029	0
2018	$22.68029	$24.90487	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.82454	$8.43499	0
2010	$8.43499	$9.47047	0
2011	$9.47047	$9.43358	0
2012	$9.43358	$10.67428	0
2013	$10.67428	$13.77919	0
2014	$13.77919	$15.27620	0
2015	$15.27620	$15.11111	0
2016	$15.11111	$16.50147	0
2017	$16.50147	$19.60825	0
2018	$19.60825	$18.28073	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.56388	$8.97692	0
2010	$8.97692	$11.29503	0
2011	$11.29503	$9.85408	0
2012	$9.85408	$11.04696	0
2013	$11.04696	$14.68845	0
2014	$14.68845	$15.24111	0
2015	$15.24111	$14.67199	0
2016	$14.67199	$16.07092	0
2017	$16.07092	$18.95977	0
2018	$18.95977	$15.81289	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.99131	$12.37392	5,468
2010	$12.37392	$14.12904	5,463
2011	$14.12904	$14.15998	0
2012	$14.15998	$15.55107	0
2013	$15.55107	$19.72387	0
2014	$19.72387	$21.06519	0
2015	$21.06519	$20.42695	0
2016	$20.42695	$22.31445	0
2017	$22.31445	$25.30303	0
2018	$25.30303	$23.62741	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.00509	$11.94932	0
2010	$11.94932	$13.17569	0
2011	$13.17569	$13.20178	0
2012	$13.20178	$14.55315	0
2013	$14.55315	$16.22728	0
2014	$16.22728	$16.61301	0
2015	$16.61301	$15.11056	0
2016	$15.11056	$16.86194	0
2017	$16.86194	$18.09999	0
2018	$18.09999	$16.95021	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.51338	$9.53867	591
2010	$9.53867	$10.41650	589
2011	$10.41650	$10.04051	0
2012	$10.04051	$11.04068	0
2013	$11.04068	$13.89839	0
2014	$13.89839	$15.29578	0
2015	$15.29578	$15.81025	0
2016	$15.81025	$15.19549	0
2017	$15.19549	$19.05296	0
2018	$19.05296	$18.37144	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.41116	$10.15038	0
2010	$10.15038	$11.12119	0
2011	$11.12119	$10.56153	0
2012	$10.56153	$11.71555	0
2013	$11.71555	$14.63110	0
2014	$14.63110	$15.13533	0
2015	$15.13533	$14.27075	0
2016	$14.27075	$15.66668	0
2017	$15.66668	$16.65212	0
2018	$16.65212	$14.46757	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.87571	$13.41532	2,455
2010	$13.41532	$14.59813	2,176
2011	$14.59813	$14.13747	1,916
2012	$14.13747	$15.80479	1,288
2013	$15.80479	$19.83783	553
2014	$19.83783	$20.79594	549
2015	$20.79594	$19.34618	0
2016	$19.34618	$21.97369	0
2017	$21.97369	$23.30198	0
2018	$23.30198	$20.73567	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.39781	$16.93370	664
2010	$16.93370	$21.24858	633
2011	$21.24858	$20.01276	516
2012	$20.01276	$23.18458	326
2013	$23.18458	$30.91072	324
2014	$30.91072	$30.42182	322
2015	$30.42182	$27.57150	0
2016	$27.57150	$35.12892	0
2017	$35.12892	$38.04464	0
2018	$38.04464	$32.43600	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.28158	$15.85096	0
2010	$15.85096	$19.79710	0
2011	$19.79710	$18.43828	0
2012	$18.43828	$20.00057	0
2013	$20.00057	$27.04087	0
2014	$27.04087	$28.43942	0
2015	$28.43942	$27.09116	0
2016	$27.09116	$27.61855	0
2017	$27.61855	$32.81627	0
2018	$32.81627	$30.38871	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.44496	$11.54670	0
2010	$11.54670	$11.89664	0
2011	$11.89664	$12.30413	0
2012	$12.30413	$12.26735	0
2013	$12.26735	$11.73610	0
2014	$11.73610	$11.87361	0
2015	$11.87361	$11.67466	0
2016	$11.67466	$11.50133	0
2017	$11.50133	$11.40760	0
2018	$11.40760	$11.20108	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.69571	$31.57718	0
2010	$31.57718	$36.33670	0
2011	$36.33670	$29.92159	0
2012	$29.92159	$33.13359	0
2013	$33.13359	$32.12549	0
2014	$32.12549	$28.79969	0
2015	$28.79969	$22.65806	0
2016	$22.65806	$26.04235	0
2017	$26.04235	$35.78923	0
2018	$35.78923	$29.49081	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.26590	$17.79093	1,791
2010	$17.79093	$18.87416	1,699
2011	$18.87416	$16.50649	0
2012	$16.50649	$19.09755	0
2013	$19.09755	$22.98209	0
2014	$22.98209	$19.98652	0
2015	$19.98652	$18.28875	0
2016	$18.28875	$19.18268	0
2017	$19.18268	$21.90918	0
2018	$21.90918	$18.12924	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.02846	$19.77740	0
2010	$19.77740	$22.15080	0
2011	$22.15080	$21.48914	0
2012	$21.48914	$24.19635	0
2013	$24.19635	$24.06432	0
2014	$24.06432	$23.98101	0
2015	$23.98101	$22.45747	0
2016	$22.45747	$22.62404	0
2017	$22.62404	$22.56956	0
2018	$22.56956	$22.51449	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.34303	$11.90300	2,092
2010	$11.90300	$13.92758	2,041
2011	$13.92758	$12.75910	1,672
2012	$12.75910	$14.15815	1,082
2013	$14.15815	$19.36914	1,075
2014	$19.36914	$20.50299	1,069
2015	$20.50299	$21.01729	0
2016	$21.01729	$20.98361	0
2017	$20.98361	$26.08859	0
2018	$26.08859	$24.53684	0
Invesco V.I. American Value Fund - Series I
2009	$8.86625	$12.07837	0
2010	$12.07837	$14.44905	0
2011	$14.44905	$14.27082	0
2012	$14.27082	$16.38155	0
2013	$16.38155	$21.52454	0
2014	$21.52454	$23.11781	0
2015	$23.11781	$20.55809	0
2016	$20.55809	$23.23662	0
2017	$23.23662	$25.00868	0
2018	$25.00868	$21.37775	0
Invesco V.I. American Value Fund - Series II
2009	$8.81470	$12.00407	0
2010	$12.00407	$14.35315	0
2011	$14.35315	$14.16270	0
2012	$14.16270	$16.22544	0
2013	$16.22544	$21.26633	0
2014	$21.26633	$22.78371	0
2015	$22.78371	$20.20927	0
2016	$20.20927	$22.78785	0
2017	$22.78785	$24.46297	0
2018	$24.46297	$20.85898	0
Invesco V.I. Comstock Fund - Series II
2009	$7.85108	$9.86563	286
2010	$9.86563	$11.17005	275
2011	$11.17005	$10.70102	0
2012	$10.70102	$12.45324	0
2013	$12.45324	$16.53186	0
2014	$16.53186	$17.65035	0
2015	$17.65035	$16.20258	0
2016	$16.20258	$18.55045	0
2017	$18.55045	$21.34733	0
2018	$21.34733	$18.30674	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.68017	$11.60337	0
2010	$11.60337	$12.72139	0
2011	$12.72139	$12.28789	0
2012	$12.28789	$13.51391	0
2013	$13.51391	$16.51592	0
2014	$16.51592	$17.57948	0
2015	$17.57948	$16.75850	0
2016	$16.75850	$18.83405	0
2017	$18.83405	$20.42090	0
2018	$20.42090	$18.03974	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.04404	$14.62787	367
2010	$14.62787	$16.06032	191
2011	$16.06032	$15.36183	0
2012	$15.36183	$17.18916	0
2013	$17.18916	$22.50174	0
2014	$22.50174	$24.21459	0
2015	$24.21459	$22.91128	0
2016	$22.91128	$26.77898	0
2017	$26.77898	$29.88893	0
2018	$29.88893	$25.27354	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.41194	$11.34236	0
2010	$11.34236	$14.12723	0
2011	$14.12723	$12.53130	0
2012	$12.53130	$13.68823	0
2013	$13.68823	$18.29867	0
2014	$18.29867	$19.28441	0
2015	$19.28441	$19.06828	0
2016	$19.06828	$18.76812	0
2017	$18.76812	$22.43662	0
2018	$22.43662	$20.66646	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.20443	$12.09807	4,972
2010	$12.09807	$13.29719	4,963
2011	$13.29719	$13.58368	0
2012	$13.58368	$14.95830	0
2013	$14.95830	$15.83453	0
2014	$15.83453	$16.16925	0
2015	$16.16925	$15.58096	0
2016	$15.58096	$17.09874	0
2017	$17.09874	$18.27695	0
2018	$18.27695	$17.16689	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.32732	$11.49859	0
2010	$11.49859	$13.39375	0
2011	$13.39375	$12.51920	0
2012	$12.51920	$13.54698	0
2013	$13.54698	$17.99784	0
2014	$17.99784	$18.87049	0
2015	$18.87049	$17.83070	0
2016	$17.83070	$20.19769	0
2017	$20.19769	$22.25442	0
2018	$22.25442	$20.00167	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.94573	$9.24509	0
2010	$9.24509	$10.62277	0
2011	$10.62277	$9.76374	0
2012	$9.76374	$10.70921	0
2013	$10.70921	$14.24236	0
2014	$14.24236	$15.00415	0
2015	$15.00415	$14.26264	0
2016	$14.26264	$16.34707	0
2017	$16.34707	$18.14068	0
2018	$18.14068	$16.30644	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.62896	$12.29053	0
2010	$12.29053	$14.78505	0
2011	$14.78505	$13.01533	0
2012	$13.01533	$14.53217	0
2013	$14.53217	$19.49436	0
2014	$19.49436	$20.23502	0
2015	$20.23502	$20.34115	0
2016	$20.34115	$20.15256	0
2017	$20.15256	$24.24331	0
2018	$24.24331	$23.03883	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.54952	$9.35421	0
2010	$9.35421	$11.48223	0
2011	$11.48223	$10.78613	0
2012	$10.78613	$12.08998	0
2013	$12.08998	$15.41860	0
2014	$15.41860	$16.82807	0
2015	$16.82807	$15.84423	0
2016	$15.84423	$18.04828	0
2017	$18.04828	$18.87137	0
2018	$18.87137	$15.69012	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.33889	$19.53100	0
2010	$19.53100	$20.97512	0
2011	$20.97512	$21.94061	0
2012	$21.94061	$25.30804	0
2013	$25.30804	$22.59769	0
2014	$22.59769	$22.75327	0
2015	$22.75327	$22.00458	0
2016	$22.00458	$23.81357	0
2017	$23.81357	$25.54156	0
2018	$25.54156	$23.23403	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.74223	$13.62028	0
2010	$13.62028	$15.20130	0
2011	$15.20130	$16.22297	0
2012	$16.22297	$18.35006	0
2013	$18.35006	$21.48822	0
2014	$21.48822	$21.97688	0
2015	$21.97688	$22.84045	0
2016	$22.84045	$23.56456	0
2017	$23.56456	$29.00297	0
2018	$29.00297	$27.88001	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.33773	$11.88816	354
2010	$11.88816	$14.29376	0
2011	$14.29376	$13.59703	0
2012	$13.59703	$15.21829	0
2013	$15.21829	$22.05233	0
2014	$22.05233	$22.95311	0
2015	$22.95311	$25.21117	0
2016	$25.21117	$24.26947	0
2017	$24.26947	$34.00323	0
2018	$34.00323	$35.78393	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.24780	$11.71333	0
2010	$11.71333	$14.05479	0
2011	$14.05479	$13.33641	0
2012	$13.33641	$14.88435	0
2013	$14.88435	$21.51749	0
2014	$21.51749	$22.33918	0
2015	$22.33918	$24.47754	0
2016	$24.47754	$23.49470	0
2017	$23.49470	$32.84268	0
2018	$32.84268	$34.48491	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.11649	$9.41939	0
2010	$9.41939	$12.19268	0
2011	$12.19268	$11.07608	0
2012	$11.07608	$11.75857	0
2013	$11.75857	$15.82040	0
2014	$15.82040	$15.76681	0
2015	$15.76681	$14.50511	0
2016	$14.50511	$12.94029	0
2017	$12.94029	$17.55404	0
2018	$17.55404	$18.98649	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.53245	$18.27331	357
2010	$18.27331	$23.16307	354
2011	$23.16307	$23.95195	257
2012	$23.95195	$27.09971	284
2013	$27.09971	$26.98437	282
2014	$26.98437	$34.17811	281
2015	$34.17811	$34.08971	0
2016	$34.08971	$35.54696	0
2017	$35.54696	$35.78970	0
2018	$35.78970	$32.23224	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.18955	$11.55282	244
2010	$11.55282	$12.33949	248
2011	$12.33949	$11.91004	0
2012	$11.91004	$13.26374	0
2013	$13.26374	$16.79985	0
2014	$16.79985	$18.92743	0
2015	$18.92743	$19.12767	0
2016	$19.12767	$18.26471	0
2017	$18.26471	$22.61471	0
2018	$22.61471	$20.81254	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.61582	$10.25256	782
2010	$10.25256	$11.30527	776
2011	$11.30527	$11.10631	563
2012	$11.10631	$12.18366	624
2013	$12.18366	$13.45316	620
2014	$13.45316	$14.22064	616
2015	$14.22064	$13.99523	0
2016	$13.99523	$14.37618	0
2017	$14.37618	$15.32969	0
2018	$15.32969	$14.17161	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.19046	$10.60098	0
2010	$10.60098	$13.19221	0
2011	$13.19221	$13.01841	0
2012	$13.01841	$14.79845	0
2013	$14.79845	$19.64113	0
2014	$19.64113	$20.28260	0
2015	$20.28260	$21.10846	0
2016	$21.10846	$21.08749	0
2017	$21.08749	$26.51221	0
2018	$26.51221	$24.30890	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.81334	$17.47383	0
2010	$17.47383	$19.78548	0
2011	$19.78548	$17.71166	0
2012	$17.71166	$20.96299	0
2013	$20.96299	$26.05173	0
2014	$26.05173	$26.01837	0
2015	$26.01837	$26.39659	0
2016	$26.39659	$25.79264	0
2017	$25.79264	$34.41354	0
2018	$34.41354	$29.16613	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.10819	$14.03036	810
2010	$14.03036	$15.75853	782
2011	$15.75853	$15.52226	0
2012	$15.52226	$17.18662	0
2013	$17.18662	$16.75710	0
2014	$16.75710	$16.80707	0
2015	$16.80707	$16.03753	0
2016	$16.03753	$16.67859	0
2017	$16.67859	$17.30949	0
2018	$17.30949	$16.17009	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.55838	$11.97232	5,019
2010	$11.97232	$13.57051	5,402
2011	$13.57051	$13.23893	4,650
2012	$13.23893	$15.10676	4,581
2013	$15.10676	$19.43145	3,788
2014	$19.43145	$20.99337	3,765
2015	$20.99337	$21.18239	3,742
2016	$21.18239	$23.07257	3,717
2017	$23.07257	$26.33901	3,735
2018	$26.33901	$23.68800	3,712
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.01009	$16.08786	1,140
2010	$16.08786	$19.37383	1,245
2011	$19.37383	$18.50822	1,236
2012	$18.50822	$21.31157	1,227
2013	$21.31157	$29.32815	1,218
2014	$29.32815	$32.04550	1,210
2015	$32.04550	$29.44863	1,203
2016	$29.44863	$33.91342	1,195
2017	$33.91342	$37.80993	1,199
2018	$37.80993	$33.10097	1,192

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.30512	$6.72856	0
2010	$6.72856	$7.32741	0
2011	$7.32741	$7.73960	0
2012	$7.73960	$8.34409	0
2013	$8.34409	$8.13450	0
2014	$8.13450	$8.51174	0
2015	$8.51174	$8.38821	0
2016	$8.38821	$8.45973	0
2017	$8.45973	$8.64241	0
2018	$8.64241	$8.34662	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.27604	1,024
2010	$12.27604	$13.52800	985
2011	$13.52800	$13.49348	717
2012	$13.49348	$15.75309	681
2013	$15.75309	$20.41339	0
2014	$20.41339	$22.50572	0
2015	$22.50572	$21.35392	0
2016	$21.35392	$23.74960	0
2017	$23.74960	$27.60867	0
2018	$27.60867	$24.72416	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.13853	$10.00540	843
2010	$10.00540	$10.85138	890
2011	$10.85138	$10.91378	819
2012	$10.91378	$12.01837	0
2013	$12.01837	$13.88942	0
2014	$13.88942	$15.04356	0
2015	$15.04356	$14.55519	0
2016	$14.55519	$15.38562	0
2017	$15.38562	$17.33037	0
2018	$17.33037	$16.42657	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.04489	$13.29076	0
2010	$13.29076	$14.91710	0
2011	$14.91710	$14.53748	0
2012	$14.53748	$16.24553	0
2013	$16.24553	$18.99701	0
2014	$18.99701	$20.34229	0
2015	$20.34229	$19.94139	0
2016	$19.94139	$20.82596	0
2017	$20.82596	$23.50961	0
2018	$23.50961	$21.33633	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.37785	$12.79660	332
2010	$12.79660	$12.83182	377
2011	$12.83182	$12.40989	365
2012	$12.40989	$14.84794	0
2013	$14.84794	$20.58438	0
2014	$20.58438	$25.71245	0
2015	$25.71245	$27.12150	0
2016	$27.12150	$23.52948	0
2017	$23.52948	$26.55261	0
2018	$26.55261	$25.82986	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.56606	$18.45481	0
2010	$18.45481	$18.39113	0
2011	$18.39113	$17.02521	0
2012	$17.02521	$17.49954	0
2013	$17.49954	$19.49113	0
2014	$19.49113	$21.85511	0
2015	$21.85511	$19.26663	0
2016	$19.26663	$19.22824	0
2017	$19.22824	$22.99177	0
2018	$22.99177	$22.39388	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.19576	$9.99831	871
2010	$9.99831	$9.78801	955
2011	$9.78801	$9.58019	11
2012	$9.58019	$9.37556	7
2013	$9.37556	$9.17584	0
2014	$9.17584	$8.98038	0
2015	$8.98038	$8.78907	0
2016	$8.78907	$8.60242	0
2017	$8.60242	$8.44013	0
2018	$8.44013	$8.35693	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04815	0
2017	$10.04815	$12.87394	0
2018	$12.87394	$12.89819	0
Putnam VT High Yield Fund - Class IB
2009	$11.41574	$16.77801	0
2010	$16.77801	$18.72469	0
2011	$18.72469	$18.64649	0
2012	$18.64649	$21.16767	0
2013	$21.16767	$22.34189	0
2014	$22.34189	$22.20452	0
2015	$22.20452	$20.56628	0
2016	$20.56628	$23.25692	0
2017	$23.25692	$24.35139	0
2018	$24.35139	$22.86112	0
Putnam VT Income Fund - Class IB
2009	$8.34611	$11.97833	712
2010	$11.97833	$12.87906	718
2011	$12.87906	$13.23448	0
2012	$13.23448	$14.34193	0
2013	$14.34193	$14.29769	0
2014	$14.29769	$14.89511	0
2015	$14.89511	$14.36372	0
2016	$14.36372	$14.33824	0
2017	$14.33824	$14.81865	0
2018	$14.81865	$14.53065	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.09390	$14.75044	1,804
2010	$14.75044	$15.88231	2,082
2011	$15.88231	$12.91073	2,067
2012	$12.91073	$15.40272	2,052
2013	$15.40272	$19.30448	2,037
2014	$19.30448	$17.61088	2,025
2015	$17.61088	$17.25812	2,012
2016	$17.25812	$16.47540	1,999
2017	$16.47540	$20.41154	2,020
2018	$20.41154	$16.15653	2,008
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.29360	$11.89810	0
2010	$11.89810	$13.26439	0
2011	$13.26439	$12.98667	0
2012	$12.98667	$14.84692	0
2013	$14.84692	$19.63273	0
2014	$19.63273	$21.88571	0
2015	$21.88571	$20.95100	0
2016	$20.95100	$22.97501	0
2017	$22.97501	$27.62678	0
2018	$27.62678	$24.97148	0
Putnam VT Research Fund - Class IB
2009	$9.09242	$11.85076	0
2010	$11.85076	$13.49659	0
2011	$13.49659	$12.97755	0
2012	$12.97755	$14.97474	0
2013	$14.97474	$19.54348	0
2014	$19.54348	$21.96740	0
2015	$21.96740	$21.16509	0
2016	$21.16509	$22.80141	0
2017	$22.80141	$27.52702	0
2018	$27.52702	$25.66870	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.28969	$13.30554	511
2010	$13.30554	$15.56759	507
2011	$15.56759	$14.46068	368
2012	$14.46068	$16.52217	413
2013	$16.52217	$22.06069	410
2014	$22.06069	$24.50086	408
2015	$24.50086	$23.90702	0
2016	$23.90702	$25.21923	0
2017	$25.21923	$31.89669	0
2018	$31.89669	$30.73730	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age
71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual
Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.57672	$8.71426	0
2010	$8.71426	$9.96635	0
2011	$9.96635	$9.47710	0
2012	$9.47710	$10.76521	0
2013	$10.76521	$13.78880	0
2014	$13.78880	$15.05868	0
2015	$15.05868	$14.79006	0
2016	$14.79006	$15.58538	0
2017	$15.58538	$18.53789	0
2018	$18.53789	$16.92785	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.08581	$9.80330	0
2010	$9.80330	$10.79173	0
2011	$10.79173	$10.51079	0
2012	$10.51079	$11.47084	0
2013	$11.47084	$12.70027	0
2014	$12.70027	$12.94526	0
2015	$12.94526	$12.59459	0
2016	$12.59459	$12.96388	0
2017	$12.96388	$14.30489	0
2018	$14.30489	$13.39533	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.38544	$9.28596	0
2010	$9.28596	$10.38420	0
2011	$10.38420	$10.03115	0
2012	$10.03115	$11.09335	0
2013	$11.09335	$12.54693	0
2014	$12.54693	$12.83610	0
2015	$12.83610	$12.49735	0
2016	$12.49735	$12.93377	0
2017	$12.93377	$14.70991	0
2018	$14.70991	$13.51325	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.86965	$8.81418	0
2010	$8.81418	$9.99126	0
2011	$9.99126	$9.49639	0
2012	$9.49639	$10.69804	0
2013	$10.69804	$12.70400	0
2014	$12.70400	$13.01518	0
2015	$13.01518	$12.66270	0
2016	$12.66270	$13.17563	0
2017	$13.17563	$15.55649	0
2018	$15.55649	$13.99019	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.32721	$10.45855	0
2010	$10.45855	$10.97171	0
2011	$10.97171	$10.88109	0
2012	$10.88109	$11.30818	0
2013	$11.30818	$11.63668	0
2014	$11.63668	$11.78456	0
2015	$11.78456	$11.46079	0
2016	$11.46079	$11.67817	0
2017	$11.67817	$12.37908	0
2018	$12.37908	$11.83263	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.54856	0
2016	$17.54856	$17.17616	0
2017	$17.17616	$22.54552	0
2018	$22.54552	$24.74435	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.81519	$8.41914	0
2010	$8.41914	$9.44785	0
2011	$9.44785	$9.40625	0
2012	$9.40625	$10.63790	0
2013	$10.63790	$13.72521	0
2014	$13.72521	$15.20858	0
2015	$15.20858	$15.03654	0
2016	$15.03654	$16.41166	0
2017	$16.41166	$19.49173	0
2018	$19.49173	$18.16290	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.55490	$8.96005	0
2010	$8.96005	$11.26805	0
2011	$11.26805	$9.82552	0
2012	$9.82552	$11.00931	0
2013	$11.00931	$14.63092	0
2014	$14.63092	$15.17365	0
2015	$15.17365	$14.59959	0
2016	$14.59959	$15.98348	0
2017	$15.98348	$18.84713	0
2018	$18.84713	$15.71099	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.96238	$12.33180	0
2010	$12.33180	$14.07376	0
2011	$14.07376	$14.09740	0
2012	$14.09740	$15.47441	0
2013	$15.47441	$19.61662	0
2014	$19.61662	$20.93994	0
2015	$20.93994	$20.29511	0
2016	$20.29511	$22.15914	0
2017	$22.15914	$25.11428	0
2018	$25.11428	$23.43930	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.98362	$11.91475	0
2010	$11.91475	$13.13088	0
2011	$13.13088	$13.15017	0
2012	$13.15017	$14.48884	0
2013	$14.48884	$16.14732	0
2014	$16.14732	$16.52271	0
2015	$16.52271	$15.02075	0
2016	$15.02075	$16.75318	0
2017	$16.75318	$17.97420	0
2018	$17.97420	$16.82389	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.49707	$9.51309	0
2010	$9.51309	$10.38326	0
2011	$10.38326	$10.00336	0
2012	$10.00336	$10.99420	0
2013	$10.99420	$13.83281	0
2014	$13.83281	$15.21583	0
2015	$15.21583	$15.71958	0
2016	$15.71958	$15.10065	0
2017	$15.10065	$18.92452	0
2018	$18.92452	$18.23836	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.39965	$10.13132	0
2010	$10.13132	$11.09464	0
2011	$11.09464	$10.53094	0
2012	$10.53094	$11.67566	0
2013	$11.67566	$14.57383	0
2014	$14.57383	$15.06838	0
2015	$15.06838	$14.20036	0
2016	$14.20036	$15.58147	0
2017	$15.58147	$16.55319	0
2018	$16.55319	$14.37435	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.84424	$13.36968	298
2010	$13.36968	$14.54105	310
2011	$14.54105	$14.07499	0
2012	$14.07499	$15.72688	0
2013	$15.72688	$19.72997	0
2014	$19.72997	$20.67231	0
2015	$20.67231	$19.22135	0
2016	$19.22135	$21.82077	0
2017	$21.82077	$23.12816	0
2018	$23.12816	$20.57057	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.35903	$16.87607	235
2010	$16.87607	$21.16547	225
2011	$21.16547	$19.92432	0
2012	$19.92432	$23.07030	0
2013	$23.07030	$30.74266	0
2014	$30.74266	$30.24095	0
2015	$30.24095	$27.39355	0
2016	$27.39355	$34.88442	0
2017	$34.88442	$37.76083	0
2018	$37.76083	$32.17774	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.24892	$15.79701	0
2010	$15.79701	$19.71966	0
2011	$19.71966	$18.35679	0
2012	$18.35679	$19.90198	0
2013	$19.90198	$26.89383	0
2014	$26.89383	$28.27032	0
2015	$28.27032	$26.91632	0
2016	$26.91632	$27.42632	0
2017	$27.42632	$32.57148	0
2018	$32.57148	$30.14675	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.41771	$11.51331	0
2010	$11.51331	$11.85620	0
2011	$11.85620	$12.25605	0
2012	$12.25605	$12.21315	0
2013	$12.21315	$11.67827	0
2014	$11.67827	$11.80906	0
2015	$11.80906	$11.60526	0
2016	$11.60526	$11.42712	0
2017	$11.42712	$11.32830	0
2018	$11.32830	$11.11759	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.64158	$31.46968	0
2010	$31.46968	$36.19454	0
2011	$36.19454	$29.78932	0
2012	$29.78932	$32.97023	0
2013	$32.97023	$31.95077	0
2014	$31.95077	$28.62842	0
2015	$28.62842	$22.51178	0
2016	$22.51178	$25.86106	0
2017	$25.86106	$35.52223	0
2018	$35.52223	$29.25598	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.22752	$17.73038	0
2010	$17.73038	$18.80034	0
2011	$18.80034	$16.43353	0
2012	$16.43353	$19.00340	0
2013	$19.00340	$22.85712	0
2014	$22.85712	$19.86768	0
2015	$19.86768	$18.17071	0
2016	$18.17071	$19.04917	0
2017	$19.04917	$21.74574	0
2018	$21.74574	$17.98490	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.97919	$19.71012	0
2010	$19.71012	$22.06417	0
2011	$22.06417	$21.39420	0
2012	$21.39420	$24.07711	0
2013	$24.07711	$23.93349	0
2014	$23.93349	$23.83845	0
2015	$23.83845	$22.31255	0
2016	$22.31255	$22.46660	0
2017	$22.46660	$22.40121	0
2018	$22.40121	$22.33524	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.32176	$11.86248	0
2010	$11.86248	$13.87310	0
2011	$13.87310	$12.70270	0
2012	$12.70270	$14.08835	0
2013	$14.08835	$19.26380	0
2014	$19.26380	$20.38105	0
2015	$20.38105	$20.88162	0
2016	$20.88162	$20.83753	0
2017	$20.83753	$25.89394	0
2018	$25.89394	$24.34143	0
Invesco V.I. American Value Fund - Series I
2009	$8.84511	$12.04343	0
2010	$12.04343	$14.39990	0
2011	$14.39990	$14.21502	0
2012	$14.21502	$16.30913	0
2013	$16.30913	$21.41844	0
2014	$21.41844	$22.99211	0
2015	$22.99211	$20.43585	0
2016	$20.43585	$23.08669	0
2017	$23.08669	$24.83480	0
2018	$24.83480	$21.21838	0
Invesco V.I. American Value Fund - Series II
2009	$8.79369	$11.96934	0
2010	$11.96934	$14.30432	0
2011	$14.30432	$14.10730	0
2012	$14.10730	$16.15370	0
2013	$16.15370	$21.16150	0
2014	$21.16150	$22.65982	0
2015	$22.65982	$20.08910	0
2016	$20.08910	$22.64082	0
2017	$22.64082	$24.29289	0
2018	$24.29289	$20.70347	0
Invesco V.I. Comstock Fund - Series II
2009	$7.83235	$9.83708	0
2010	$9.83708	$11.13203	0
2011	$11.13203	$10.65916	0
2012	$10.65916	$12.39816	0
2013	$12.39816	$16.45033	0
2014	$16.45033	$17.55434	0
2015	$17.55434	$16.10621	0
2016	$16.10621	$18.43070	0
2017	$18.43070	$21.19884	0
2018	$21.19884	$18.17020	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.65709	$11.56980	0
2010	$11.56980	$12.67811	0
2011	$12.67811	$12.23984	0
2012	$12.23984	$13.45417	0
2013	$13.45417	$16.43450	0
2014	$16.43450	$17.48388	0
2015	$17.48388	$16.65884	0
2016	$16.65884	$18.71252	0
2017	$18.71252	$20.27893	0
2018	$20.27893	$17.90525	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.00916	$14.57805	0
2010	$14.57805	$15.99745	0
2011	$15.99745	$15.29388	0
2012	$15.29388	$17.10437	0
2013	$17.10437	$22.37932	0
2014	$22.37932	$24.07056	0
2015	$24.07056	$22.76336	0
2016	$22.76336	$26.59253	0
2017	$26.59253	$29.66588	0
2018	$29.66588	$25.07225	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.39428	$11.30955	0
2010	$11.30955	$14.07917	0
2011	$14.07917	$12.48230	0
2012	$12.48230	$13.62773	0
2013	$13.62773	$18.20848	0
2014	$18.20848	$19.17955	0
2015	$19.17955	$18.95492	0
2016	$18.95492	$18.64704	0
2017	$18.64704	$22.28068	0
2018	$22.28068	$20.51244	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.18446	$12.06567	0
2010	$12.06567	$13.25480	0
2011	$13.25480	$13.53349	0
2012	$13.53349	$14.89541	0
2013	$14.89541	$15.75990	0
2014	$15.75990	$16.08482	0
2015	$16.08482	$15.49168	0
2016	$15.49168	$16.99210	0
2017	$16.99210	$18.15383	0
2018	$18.15383	$17.04263	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.30709	$11.46779	0
2010	$11.46779	$13.35105	0
2011	$13.35105	$12.47293	0
2012	$12.47293	$13.49000	0
2013	$13.49000	$17.91299	0
2014	$17.91299	$18.77193	0
2015	$18.77193	$17.72851	0
2016	$17.72851	$20.07169	0
2017	$20.07169	$22.10446	0
2018	$22.10446	$19.85685	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.92848	$9.22029	0
2010	$9.22029	$10.58886	0
2011	$10.58886	$9.72760	0
2012	$9.72760	$10.66411	0
2013	$10.66411	$14.17513	0
2014	$14.17513	$14.92570	0
2015	$14.92570	$14.18081	0
2016	$14.18081	$16.24500	0
2017	$16.24500	$18.01834	0
2018	$18.01834	$16.18828	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.61022	$12.25757	0
2010	$12.25757	$14.73787	0
2011	$14.73787	$12.96718	0
2012	$12.96718	$14.47100	0
2013	$14.47100	$19.40241	0
2014	$19.40241	$20.12928	0
2015	$20.12928	$20.22451	0
2016	$20.22451	$20.02679	0
2017	$20.02679	$24.07989	0
2018	$24.07989	$22.87195	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.53314	$9.32915	0
2010	$9.32915	$11.44562	0
2011	$11.44562	$10.74626	0
2012	$10.74626	$12.03911	0
2013	$12.03911	$15.34589	0
2014	$15.34589	$16.74016	0
2015	$16.74016	$15.75340	0
2016	$15.75340	$17.93567	0
2017	$17.93567	$18.74420	0
2018	$18.74420	$15.57651	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.29452	$19.46455	0
2010	$19.46455	$20.89308	0
2011	$20.89308	$21.84367	0
2012	$21.84367	$25.18332	0
2013	$25.18332	$22.47483	0
2014	$22.47483	$22.61799	0
2015	$22.61799	$21.86257	0
2016	$21.86257	$23.64784	0
2017	$23.64784	$25.35103	0
2018	$25.35103	$23.04905	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.71483	$13.57858	0
2010	$13.57858	$15.14701	0
2011	$15.14701	$16.15680	0
2012	$16.15680	$18.26584	0
2013	$18.26584	$21.37869	0
2014	$21.37869	$21.85369	0
2015	$21.85369	$22.70081	0
2016	$22.70081	$23.40857	0
2017	$23.40857	$28.79649	0
2018	$28.79649	$27.66751	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.32022	$11.85372	0
2010	$11.85372	$14.24508	0
2011	$14.24508	$13.54382	0
2012	$13.54382	$15.15097	0
2013	$15.15097	$21.94356	0
2014	$21.94356	$22.82824	0
2015	$22.82824	$25.06121	0
2016	$25.06121	$24.11282	0
2017	$24.11282	$33.76680	0
2018	$33.76680	$35.51713	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.23052	$11.67946	0
2010	$11.67946	$14.00699	0
2011	$14.00699	$13.28428	0
2012	$13.28428	$14.81856	0
2013	$14.81856	$21.41146	0
2014	$21.41146	$22.21773	0
2015	$22.21773	$24.33203	0
2016	$24.33203	$23.34313	0
2017	$23.34313	$32.61440	0
2018	$32.61440	$34.22789	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.10813	$9.40171	0
2010	$9.40171	$12.16360	0
2011	$12.16360	$11.04402	0
2012	$11.04402	$11.71852	0
2013	$11.71852	$15.75848	0
2014	$15.75848	$15.69708	0
2015	$15.69708	$14.43357	0
2016	$14.43357	$12.86991	0
2017	$12.86991	$17.44978	0
2018	$17.44978	$18.86418	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.49038	$18.21110	454
2010	$18.21110	$23.07244	393
2011	$23.07244	$23.84607	0
2012	$23.84607	$26.96609	0
2013	$26.96609	$26.83759	0
2014	$26.83759	$33.97485	0
2015	$33.97485	$33.86966	0
2016	$33.86966	$35.29952	0
2017	$35.29952	$35.52269	0
2018	$35.52269	$31.97557	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.16583	$11.51348	0
2010	$11.51348	$12.29121	0
2011	$12.29121	$11.85738	0
2012	$11.85738	$13.19834	0
2013	$13.19834	$16.70846	0
2014	$16.70846	$18.81486	0
2015	$18.81486	$19.00419	0
2016	$19.00419	$18.13756	0
2017	$18.13756	$22.44596	0
2018	$22.44596	$20.64680	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.59089	$10.21767	0
2010	$10.21767	$11.26104	0
2011	$11.26104	$11.05722	0
2012	$11.05722	$12.12360	0
2013	$12.12360	$13.38000	0
2014	$13.38000	$14.13608	0
2015	$14.13608	$13.90491	0
2016	$13.90491	$14.27613	0
2017	$14.27613	$15.21534	0
2018	$15.21534	$14.05877	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.16674	$10.56488	0
2010	$10.56488	$13.14058	0
2011	$13.14058	$12.96085	0
2012	$12.96085	$14.72549	0
2013	$14.72549	$19.53432	0
2014	$19.53432	$20.16200	0
2015	$20.16200	$20.97223	0
2016	$20.97223	$20.94072	0
2017	$20.94072	$26.31444	0
2018	$26.31444	$24.11536	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.77626	$17.41436	0
2010	$17.41436	$19.70809	0
2011	$19.70809	$17.63338	0
2012	$17.63338	$20.85965	0
2013	$20.85965	$25.91006	0
2014	$25.91006	$25.86365	0
2015	$25.86365	$26.22621	0
2016	$26.22621	$25.61310	0
2017	$25.61310	$34.15681	0
2018	$34.15681	$28.93390	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.07314	$13.98261	1,125
2010	$13.98261	$15.69689	1,113
2011	$15.69689	$15.45367	0
2012	$15.45367	$17.10192	0
2013	$17.10192	$16.66599	0
2014	$16.66599	$16.70715	0
2015	$16.70715	$15.93403	0
2016	$15.93403	$16.56252	0
2017	$16.56252	$17.18037	0
2018	$17.18037	$16.04136	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.53070	$11.93156	0
2010	$11.93156	$13.51740	0
2011	$13.51740	$13.18039	0
2012	$13.18039	$15.03226	0
2013	$15.03226	$19.32576	0
2014	$19.32576	$20.86852	0
2015	$20.86852	$21.04566	0
2016	$21.04566	$22.91197	0
2017	$22.91197	$26.14251	0
2018	$26.14251	$23.49938	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.97532	$16.03309	0
2010	$16.03309	$19.29802	0
2011	$19.29802	$18.42639	0
2012	$18.42639	$21.20648	0
2013	$21.20648	$29.16863	0
2014	$29.16863	$31.85491	0
2015	$31.85491	$29.25854	0
2016	$29.25854	$33.67736	0
2017	$33.67736	$37.52784	0
2018	$37.52784	$32.83739	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.29144	$6.71052	0
2010	$6.71052	$7.30403	0
2011	$7.30403	$7.71098	0
2012	$7.71098	$8.30898	0
2013	$8.30898	$8.09612	0
2014	$8.09612	$8.46724	0
2015	$8.46724	$8.34010	0
2016	$8.34010	$8.40692	0
2017	$8.40692	$8.58416	0
2018	$8.58416	$8.28617	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.23426	0
2010	$12.23426	$13.47507	0
2011	$13.47507	$13.43382	0
2012	$13.43382	$15.67541	0
2013	$15.67541	$20.30236	0
2014	$20.30236	$22.37188	0
2015	$22.37188	$21.21609	0
2016	$21.21609	$23.58427	0
2017	$23.58427	$27.40269	0
2018	$27.40269	$24.52728	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.11498	$9.97134	3,172
2010	$9.97134	$10.80892	3,325
2011	$10.80892	$10.86553	0
2012	$10.86553	$11.95910	0
2013	$11.95910	$13.81387	0
2014	$13.81387	$14.95410	0
2015	$14.95410	$14.46124	0
2016	$14.46124	$15.27853	0
2017	$15.27853	$17.20109	0
2018	$17.20109	$16.29579	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.01582	$13.24552	0
2010	$13.24552	$14.85874	0
2011	$14.85874	$14.47322	0
2012	$14.47322	$16.16543	0
2013	$16.16543	$18.89369	0
2014	$18.89369	$20.22131	0
2015	$20.22131	$19.81266	0
2016	$19.81266	$20.68098	0
2017	$20.68098	$23.33419	0
2018	$23.33419	$21.16641	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.34781	$12.75305	0
2010	$12.75305	$12.78161	0
2011	$12.78161	$12.35502	0
2012	$12.35502	$14.77472	0
2013	$14.77472	$20.47242	0
2014	$20.47242	$25.55956	0
2015	$25.55956	$26.94645	0
2016	$26.94645	$23.36569	0
2017	$23.36569	$26.35451	0
2018	$26.35451	$25.62417	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.51526	$18.39205	0
2010	$18.39205	$18.31922	0
2011	$18.31922	$16.95000	0
2012	$16.95000	$17.41331	0
2013	$17.41331	$19.38518	0
2014	$19.38518	$21.72521	0
2015	$21.72521	$19.14232	0
2016	$19.14232	$19.09445	0
2017	$19.09445	$22.82031	0
2018	$22.82031	$22.21565	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.16625	$9.96428	0
2010	$9.96428	$9.74971	0
2011	$9.74971	$9.53784	0
2012	$9.53784	$9.32934	0
2013	$9.32934	$9.12593	0
2014	$9.12593	$8.92697	0
2015	$8.92697	$8.73234	0
2016	$8.73234	$8.54253	0
2017	$8.54253	$8.37714	0
2018	$8.37714	$8.29038	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04756	0
2017	$10.04756	$12.86669	0
2018	$12.86669	$12.88441	0
Putnam VT High Yield Fund - Class IB
2009	$11.38271	$16.72093	0
2010	$16.72093	$18.65144	0
2011	$18.65144	$18.56408	0
2012	$18.56408	$21.06334	0
2013	$21.06334	$22.22041	0
2014	$22.22041	$22.07250	0
2015	$22.07250	$20.43355	0
2016	$20.43355	$23.09508	0
2017	$23.09508	$24.16976	0
2018	$24.16976	$22.67913	0
Putnam VT Income Fund - Class IB
2009	$8.32198	$11.93762	0
2010	$11.93762	$12.82874	0
2011	$12.82874	$13.17606	0
2012	$13.17606	$14.27132	0
2013	$14.27132	$14.22003	0
2014	$14.22003	$14.80663	0
2015	$14.80663	$14.27111	0
2016	$14.27111	$14.23852	0
2017	$14.23852	$14.70818	0
2018	$14.70818	$14.41502	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.05890	$14.70024	0
2010	$14.70024	$15.82019	0
2011	$15.82019	$12.85366	0
2012	$12.85366	$15.32678	0
2013	$15.32678	$19.19950	0
2014	$19.19950	$17.50616	0
2015	$17.50616	$17.14673	0
2016	$17.14673	$16.36075	0
2017	$16.36075	$20.25929	0
2018	$20.25929	$16.02790	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.26669	$11.85758	673
2010	$11.85758	$13.21248	698
2011	$13.21248	$12.92926	0
2012	$12.92926	$14.77371	0
2013	$14.77371	$19.52595	0
2014	$19.52595	$21.75557	0
2015	$21.75557	$20.81577	0
2016	$20.81577	$22.81508	0
2017	$22.81508	$27.42068	0
2018	$27.42068	$24.77263	0
Putnam VT Research Fund - Class IB
2009	$9.06610	$11.81042	0
2010	$11.81042	$13.44379	0
2011	$13.44379	$12.92019	0
2012	$12.92019	$14.90093	0
2013	$14.90093	$19.43722	0
2014	$19.43722	$21.83679	0
2015	$21.83679	$21.02850	0
2016	$21.02850	$22.64272	0
2017	$22.64272	$27.32169	0
2018	$27.32169	$25.46435	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.25992	$13.26027	0
2010	$13.26027	$15.50671	0
2011	$15.50671	$14.39678	0
2012	$14.39678	$16.44074	0
2013	$16.44074	$21.94074	0
2014	$21.94074	$24.35521	0
2015	$24.35521	$23.75276	0
2016	$23.75276	$25.04374	0
2017	$25.04374	$31.65879	0
2018	$31.65879	$30.49263	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1,
2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV
Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 0-70)
Mortality & Expense = 2.10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.55874	$8.68155	0
2010	$8.68155	$9.91879	0
2011	$9.91879	$9.42225	0
2012	$9.42225	$10.69194	0
2013	$10.69194	$13.68095	0
2014	$13.68095	$14.92563	0
2015	$14.92563	$14.64440	0
2016	$14.64440	$15.41616	0
2017	$15.41616	$18.31816	0
2018	$18.31816	$16.71027	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.06368	$9.76649	0
2010	$9.76649	$10.74022	0
2011	$10.74022	$10.44996	0
2012	$10.44996	$11.39277	0
2013	$11.39277	$12.60095	0
2014	$12.60095	$12.83089	0
2015	$12.83089	$12.47055	0
2016	$12.47055	$12.82311	0
2017	$12.82311	$14.13530	0
2018	$14.13530	$13.22314	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.36522	$9.25107	0
2010	$9.25107	$10.33462	0
2011	$10.33462	$9.97308	0
2012	$9.97308	$11.01781	0
2013	$11.01781	$12.44877	0
2014	$12.44877	$12.72267	0
2015	$12.72267	$12.37424	0
2016	$12.37424	$12.79330	0
2017	$12.79330	$14.53552	0
2018	$14.53552	$13.33954	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.85084	$8.78106	0
2010	$8.78106	$9.94356	0
2011	$9.94356	$9.44140	0
2012	$9.44140	$10.62519	0
2013	$10.62519	$12.60460	0
2014	$12.60460	$12.90014	0
2015	$12.90014	$12.53794	0
2016	$12.53794	$13.03253	0
2017	$13.03253	$15.37203	0
2018	$15.37203	$13.81031	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.30171	$10.41930	0
2010	$10.41930	$10.91936	0
2011	$10.91936	$10.81813	0
2012	$10.81813	$11.23123	0
2013	$11.23123	$11.54569	0
2014	$11.54569	$11.68045	0
2015	$11.68045	$11.34793	0
2016	$11.34793	$11.55138	0
2017	$11.55138	$12.23235	0
2018	$12.23235	$11.68055	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.37572	0
2016	$17.37572	$16.98965	0
2017	$16.98965	$22.27826	0
2018	$22.27826	$24.42631	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.79654	$8.38751	0
2010	$8.38751	$9.40274	0
2011	$9.40274	$9.35179	0
2012	$9.35179	$10.56546	0
2013	$10.56546	$13.61782	0
2014	$13.61782	$15.07417	0
2015	$15.07417	$14.88842	0
2016	$14.88842	$16.23344	0
2017	$16.23344	$19.26064	0
2018	$19.26064	$17.92941	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.53695	$8.92639	0
2010	$8.92639	$11.21427	0
2011	$11.21427	$9.76864	0
2012	$9.76864	$10.93435	0
2013	$10.93435	$14.51646	0
2014	$14.51646	$15.03955	0
2015	$15.03955	$14.45576	0
2016	$14.45576	$15.80987	0
2017	$15.80987	$18.62366	0
2018	$18.62366	$15.50899	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.89654	$12.23778	0
2010	$12.23778	$13.95219	0
2011	$13.95219	$13.96136	0
2012	$13.96136	$15.30939	0
2013	$15.30939	$19.38759	0
2014	$19.38759	$20.67431	0
2015	$20.67431	$20.01718	0
2016	$20.01718	$21.83340	0
2017	$21.83340	$24.72020	0
2018	$24.72020	$23.04815	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.94080	$11.84585	0
2010	$11.84585	$13.04160	0
2011	$13.04160	$13.04745	0
2012	$13.04745	$14.36093	0
2013	$14.36093	$15.98841	0
2014	$15.98841	$16.34338	0
2015	$16.34338	$14.84253	0
2016	$14.84253	$16.53754	0
2017	$16.53754	$17.72498	0
2018	$17.72498	$16.57384	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.46455	$9.46214	0
2010	$9.46214	$10.31711	0
2011	$10.31711	$9.92948	0
2012	$9.92948	$10.90183	0
2013	$10.90183	$13.70257	0
2014	$13.70257	$15.05717	0
2015	$15.05717	$15.53976	0
2016	$15.53976	$14.91267	0
2017	$14.91267	$18.67014	0
2018	$18.67014	$17.97499	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.37668	$10.09328	0
2010	$10.09328	$11.04169	0
2011	$11.04169	$10.46999	0
2012	$10.46999	$11.59617	0
2013	$11.59617	$14.45983	0
2014	$14.45983	$14.93523	0
2015	$14.93523	$14.06049	0
2016	$14.06049	$15.41228	0
2017	$15.41228	$16.35696	0
2018	$16.35696	$14.18956	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.77254	$13.26770	0
2010	$13.26770	$14.41539	0
2011	$14.41539	$13.93913	0
2012	$13.93913	$15.55911	0
2013	$15.55911	$19.49957	0
2014	$19.49957	$20.41002	0
2015	$20.41002	$18.95805	0
2016	$18.95805	$21.49993	0
2017	$21.49993	$22.76515	0
2018	$22.76515	$20.22722	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.27072	$16.74733	0
2010	$16.74733	$20.98256	0
2011	$20.98256	$19.73198	0
2012	$19.73198	$22.82419	0
2013	$22.82419	$30.38363	0
2014	$30.38363	$29.85720	0
2015	$29.85720	$27.01828	0
2016	$27.01828	$34.37148	0
2017	$34.37148	$37.16814	0
2018	$37.16814	$31.64061	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.17455	$15.67653	0
2010	$15.67653	$19.54927	0
2011	$19.54927	$18.17960	0
2012	$18.17960	$19.68967	0
2013	$19.68967	$26.57975	0
2014	$26.57975	$27.91162	0
2015	$27.91162	$26.54761	0
2016	$26.54761	$27.02304	0
2017	$27.02304	$32.06023	0
2018	$32.06023	$29.64353	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.36331	$11.44674	11,217
2010	$11.44674	$11.77559	0
2011	$11.77559	$12.16032	0
2012	$12.16032	$12.10534	0
2013	$12.10534	$11.56336	0
2014	$11.56336	$11.68091	0
2015	$11.68091	$11.46756	0
2016	$11.46756	$11.28003	0
2017	$11.28003	$11.17121	0
2018	$11.17121	$10.95234	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.51838	$31.22978	0
2010	$31.22978	$35.88195	0
2011	$35.88195	$29.50190	0
2012	$29.50190	$32.61865	0
2013	$32.61865	$31.57775	0
2014	$31.57775	$28.26523	0
2015	$28.26523	$22.20344	0
2016	$22.20344	$25.48086	0
2017	$25.48086	$34.96479	0
2018	$34.96479	$28.76771	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.14007	$17.59516	0
2010	$17.59516	$18.63789	0
2011	$18.63789	$16.27490	0
2012	$16.27490	$18.80069	0
2013	$18.80069	$22.59020	0
2014	$22.59020	$19.61556	0
2015	$19.61556	$17.92177	0
2016	$17.92177	$18.76904	0
2017	$18.76904	$21.40439	0
2018	$21.40439	$17.68466	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.86697	$19.55982	0
2010	$19.55982	$21.87356	0
2011	$21.87356	$21.18774	0
2012	$21.18774	$23.82032	0
2013	$23.82032	$23.65403	0
2014	$23.65403	$23.53601	0
2015	$23.53601	$22.00694	0
2016	$22.00694	$22.13629	0
2017	$22.13629	$22.04963	0
2018	$22.04963	$21.96245	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.27334	$11.77199	0
2010	$11.77199	$13.75320	0
2011	$13.75320	$12.58007	0
2012	$12.58007	$13.93805	0
2013	$13.93805	$19.03881	0
2014	$19.03881	$20.12242	0
2015	$20.12242	$20.59555	0
2016	$20.59555	$20.53112	0
2017	$20.53112	$25.48749	0
2018	$25.48749	$23.93511	0
Invesco V.I. American Value Fund - Series I
2009	$8.80294	$11.97375	0
2010	$11.97375	$14.30197	0
2011	$14.30197	$14.10394	0
2012	$14.10394	$16.16511	0
2013	$16.16511	$21.20763	0
2014	$21.20763	$22.74253	0
2015	$22.74253	$20.19334	0
2016	$20.19334	$22.78946	0
2017	$22.78946	$24.49039	0
2018	$24.49039	$20.90293	0
Invesco V.I. American Value Fund - Series II
2009	$8.75175	$11.90010	0
2010	$11.90010	$14.20706	0
2011	$14.20706	$13.99710	0
2012	$13.99710	$16.01109	0
2013	$16.01109	$20.95325	0
2014	$20.95325	$22.41389	0
2015	$22.41389	$19.85075	0
2016	$19.85075	$22.34936	0
2017	$22.34936	$23.95604	0
2018	$23.95604	$20.39573	0
Invesco V.I. Comstock Fund - Series II
2009	$7.79502	$9.78018	0
2010	$9.78018	$11.05634	0
2011	$11.05634	$10.57589	0
2012	$10.57589	$12.28870	0
2013	$12.28870	$16.28844	0
2014	$16.28844	$17.36381	0
2015	$17.36381	$15.91510	0
2016	$15.91510	$18.19345	0
2017	$18.19345	$20.90489	0
2018	$20.90489	$17.90012	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.61107	$11.50289	0
2010	$11.50289	$12.59191	0
2011	$12.59191	$12.14422	0
2012	$12.14422	$13.33539	0
2013	$13.33539	$16.27278	0
2014	$16.27278	$17.29414	0
2015	$17.29414	$16.46121	0
2016	$16.46121	$18.47167	0
2017	$18.47167	$19.99777	0
2018	$19.99777	$17.63913	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.92978	$14.46687	0
2010	$14.46687	$15.85924	0
2011	$15.85924	$15.14629	0
2012	$15.14629	$16.92194	0
2013	$16.92194	$22.11801	0
2014	$22.11801	$23.76518	0
2015	$23.76518	$22.45158	0
2016	$22.45158	$26.20158	0
2017	$26.20158	$29.20033	0
2018	$29.20033	$24.65380	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.35901	$11.24409	0
2010	$11.24409	$13.98340	0
2011	$13.98340	$12.38473	0
2012	$12.38473	$13.50735	0
2013	$13.50735	$18.02920	0
2014	$18.02920	$18.97128	0
2015	$18.97128	$18.72991	0
2016	$18.72991	$18.40689	0
2017	$18.40689	$21.97159	0
2018	$21.97159	$20.20739	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.14462	$12.00106	0
2010	$12.00106	$13.17036	0
2011	$13.17036	$13.43356	0
2012	$13.43356	$14.77027	0
2013	$14.77027	$15.61153	0
2014	$15.61153	$15.91710	0
2015	$15.91710	$15.31447	0
2016	$15.31447	$16.78062	0
2017	$16.78062	$17.90983	0
2018	$17.90983	$16.79655	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.26673	$11.40637	0
2010	$11.40637	$13.26599	0
2011	$13.26599	$12.38081	0
2012	$12.38081	$13.37665	0
2013	$13.37665	$17.74435	0
2014	$17.74435	$18.57618	0
2015	$18.57618	$17.52570	0
2016	$17.52570	$19.82185	0
2017	$19.82185	$21.80734	0
2018	$21.80734	$19.57010	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.89408	$9.17090	0
2010	$9.17090	$10.52139	0
2011	$10.52139	$9.65575	0
2012	$9.65575	$10.57449	0
2013	$10.57449	$14.04163	0
2014	$14.04163	$14.77002	0
2015	$14.77002	$14.01855	0
2016	$14.01855	$16.04277	0
2017	$16.04277	$17.77612	0
2018	$17.77612	$15.95449	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.57287	$12.19195	0
2010	$12.19195	$14.64400	0
2011	$14.64400	$12.87143	0
2012	$12.87143	$14.34942	0
2013	$14.34942	$19.21974	0
2014	$19.21974	$19.91938	0
2015	$19.91938	$19.99316	0
2016	$19.99316	$19.77752	0
2017	$19.77752	$23.75623	0
2018	$23.75623	$22.54169	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.50045	$9.27918	0
2010	$9.27918	$11.37269	0
2011	$11.37269	$10.66688	0
2012	$10.66688	$11.93794	0
2013	$11.93794	$15.20138	0
2014	$15.20138	$16.56555	0
2015	$16.56555	$15.57313	0
2016	$15.57313	$17.71236	0
2017	$17.71236	$18.49217	0
2018	$18.49217	$15.35151	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.19340	$19.31612	0
2010	$19.31612	$20.71256	0
2011	$20.71256	$21.63285	0
2012	$21.63285	$24.91472	0
2013	$24.91472	$22.21237	0
2014	$22.21237	$22.33102	0
2015	$22.33102	$21.56311	0
2016	$21.56311	$23.30016	0
2017	$23.30016	$24.95317	0
2018	$24.95317	$22.66434	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.66015	$13.49548	0
2010	$13.49548	$15.03895	0
2011	$15.03895	$16.02517	0
2012	$16.02517	$18.09848	0
2013	$18.09848	$21.16116	0
2014	$21.16116	$21.60921	0
2015	$21.60921	$22.42391	0
2016	$22.42391	$23.09947	0
2017	$23.09947	$28.38764	0
2018	$28.38764	$27.24707	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.28533	$11.78517	0
2010	$11.78517	$14.14823	0
2011	$14.14823	$13.43801	0
2012	$13.43801	$15.01719	0
2013	$15.01719	$21.72760	0
2014	$21.72760	$22.58046	0
2015	$22.58046	$24.76385	0
2016	$24.76385	$23.80242	0
2017	$23.80242	$33.29856	0
2018	$33.29856	$34.98918	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.19603	$11.61188	0
2010	$11.61188	$13.91173	0
2011	$13.91173	$13.18047	0
2012	$13.18047	$14.68771	0
2013	$14.68771	$21.20072	0
2014	$21.20072	$21.97657	0
2015	$21.97657	$24.04333	0
2016	$24.04333	$23.04265	0
2017	$23.04265	$32.16221	0
2018	$32.16221	$33.71917	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.09141	$9.36639	0
2010	$9.36639	$12.10556	0
2011	$12.10556	$10.98010	0
2012	$10.98010	$11.63876	0
2013	$11.63876	$15.63525	0
2014	$15.63525	$15.55838	0
2015	$15.55838	$14.29140	0
2016	$14.29140	$12.73015	0
2017	$12.73015	$17.24292	0
2018	$17.24292	$18.62169	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.39454	$18.07214	0
2010	$18.07214	$22.87303	0
2011	$22.87303	$23.61587	0
2012	$23.61587	$26.67842	0
2013	$26.67842	$26.52414	0
2014	$26.52414	$33.54376	0
2015	$33.54376	$33.40573	0
2016	$33.40573	$34.78055	0
2017	$34.78055	$34.96518	0
2018	$34.96518	$31.44188	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.11862	$11.43522	0
2010	$11.43522	$12.19517	0
2011	$12.19517	$11.75275	0
2012	$11.75275	$13.06847	0
2013	$13.06847	$16.52716	0
2014	$16.52716	$18.59168	0
2015	$18.59168	$18.75956	0
2016	$18.75956	$17.88583	0
2017	$17.88583	$22.11218	0
2018	$22.11218	$20.31918	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.53408	$10.13972	0
2010	$10.13972	$11.16372	0
2011	$11.16372	$10.95050	0
2012	$10.95050	$11.99429	0
2013	$11.99429	$13.22374	0
2014	$13.22374	$13.95672	0
2015	$13.95672	$13.71444	0
2016	$13.71444	$14.06621	0
2017	$14.06621	$14.97651	0
2018	$14.97651	$13.82410	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.11273	$10.48426	0
2010	$10.48426	$13.02698	0
2011	$13.02698	$12.83569	0
2012	$12.83569	$14.56834	0
2013	$14.56834	$19.30611	0
2014	$19.30611	$19.90608	0
2015	$19.90608	$20.68487	0
2016	$20.68487	$20.63273	0
2017	$20.63273	$25.90132	0
2018	$25.90132	$23.71273	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.69178	$17.28154	0
2010	$17.28154	$19.53779	0
2011	$19.53779	$17.46316	0
2012	$17.46316	$20.63712	0
2013	$20.63712	$25.60746	0
2014	$25.60746	$25.53546	0
2015	$25.53546	$25.86695	0
2016	$25.86695	$25.23649	0
2017	$25.23649	$33.62070	0
2018	$33.62070	$28.45092	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.99333	$13.87598	0
2010	$13.87598	$15.56126	0
2011	$15.56126	$15.30452	0
2012	$15.30452	$16.91951	0
2013	$16.91951	$16.47137	0
2014	$16.47137	$16.49517	0
2015	$16.49517	$15.71577	0
2016	$15.71577	$16.31899	0
2017	$16.31899	$16.91071	0
2018	$16.91071	$15.77359	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.46771	$11.84058	0
2010	$11.84058	$13.40063	0
2011	$13.40063	$13.05320	0
2012	$13.05320	$14.87196	0
2013	$14.87196	$19.10013	0
2014	$19.10013	$20.60381	0
2015	$20.60381	$20.75746	0
2016	$20.75746	$22.57518	0
2017	$22.57518	$25.73231	0
2018	$25.73231	$23.10724	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.89616	$15.91082	0
2010	$15.91082	$19.13130	0
2011	$19.13130	$18.24857	0
2012	$18.24857	$20.98032	0
2013	$20.98032	$28.82809	0
2014	$28.82809	$31.45084	0
2015	$31.45084	$28.85786	0
2016	$28.85786	$33.18231	0
2017	$33.18231	$36.93895	0
2018	$36.93895	$32.28937	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.26414	$6.67458	0
2010	$6.67458	$7.25750	0
2011	$7.25750	$7.65404	0
2012	$7.65404	$8.23918	0
2013	$8.23918	$8.01990	0
2014	$8.01990	$8.37896	0
2015	$8.37896	$8.24470	0
2016	$8.24470	$8.30228	0
2017	$8.30228	$8.46876	0
2018	$8.46876	$8.16651	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.14094	0
2010	$12.14094	$13.35863	0
2011	$13.35863	$13.30416	0
2012	$13.30416	$15.50821	0
2013	$15.50821	$20.06530	0
2014	$20.06530	$22.08805	0
2015	$22.08805	$20.92548	0
2016	$20.92548	$23.23751	0
2017	$23.23751	$26.97260	0
2018	$26.97260	$24.11790	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.06133	$9.89531	0
2010	$9.89531	$10.71555	0
2011	$10.71555	$10.76068	0
2012	$10.76068	$11.83156	0
2013	$11.83156	$13.65260	0
2014	$13.65260	$14.76440	0
2015	$14.76440	$14.26318	0
2016	$14.26318	$15.05392	0
2017	$15.05392	$16.93116	0
2018	$16.93116	$16.02384	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.94961	$13.14452	0
2010	$13.14452	$14.73039	0
2011	$14.73039	$14.33356	0
2012	$14.33356	$15.99305	0
2013	$15.99305	$18.67311	0
2014	$18.67311	$19.96481	0
2015	$19.96481	$19.54134	0
2016	$19.54134	$20.37698	0
2017	$20.37698	$22.96805	0
2018	$22.96805	$20.81321	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.27941	$12.65580	0
2010	$12.65580	$12.67119	0
2011	$12.67119	$12.23579	0
2012	$12.23579	$14.61715	0
2013	$14.61715	$20.23340	0
2014	$20.23340	$25.23535	0
2015	$25.23535	$26.57745	0
2016	$26.57745	$23.02222	0
2017	$23.02222	$25.94095	0
2018	$25.94095	$25.19654	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.39954	$18.25185	0
2010	$18.25185	$18.16102	0
2011	$18.16102	$16.78646	0
2012	$16.78646	$17.22763	0
2013	$17.22763	$19.15887	0
2014	$19.15887	$21.44964	0
2015	$21.44964	$18.88019	0
2016	$18.88019	$18.81378	0
2017	$18.81378	$22.46223	0
2018	$22.46223	$21.84493	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.09906	$9.88830	0
2010	$9.88830	$9.66547	0
2011	$9.66547	$9.44580	0
2012	$9.44580	$9.22983	0
2013	$9.22983	$9.01937	0
2014	$9.01937	$8.81372	0
2015	$8.81372	$8.61274	0
2016	$8.61274	$8.41694	0
2017	$8.41694	$8.24567	0
2018	$8.24567	$8.15201	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04638	0
2017	$10.04638	$12.85226	0
2018	$12.85226	$12.85693	0
Putnam VT High Yield Fund - Class IB
2009	$11.30748	$16.59346	0
2010	$16.59346	$18.49036	0
2011	$18.49036	$18.38500	0
2012	$18.38500	$20.83877	0
2013	$20.83877	$21.96104	0
2014	$21.96104	$21.79256	0
2015	$21.79256	$20.15377	0
2016	$20.15377	$22.75564	0
2017	$22.75564	$23.79055	0
2018	$23.79055	$22.30071	0
Putnam VT Income Fund - Class IB
2009	$8.26697	$11.84658	11,952
2010	$11.84658	$12.71789	0
2011	$12.71789	$13.04891	0
2012	$13.04891	$14.11912	0
2013	$14.11912	$14.05400	0
2014	$14.05400	$14.61879	0
2015	$14.61879	$14.07565	0
2016	$14.07565	$14.02920	0
2017	$14.02920	$14.47736	0
2018	$14.47736	$14.17446	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.97918	$14.58812	0
2010	$14.58812	$15.68350	0
2011	$15.68350	$12.72958	0
2012	$12.72958	$15.16327	0
2013	$15.16327	$18.97527	0
2014	$18.97527	$17.28400	0
2015	$17.28400	$16.91182	0
2016	$16.91182	$16.12013	0
2017	$16.12013	$19.94123	0
2018	$19.94123	$15.76030	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.20541	$11.76713	0
2010	$11.76713	$13.09829	0
2011	$13.09829	$12.80444	0
2012	$12.80444	$14.61609	0
2013	$14.61609	$19.29790	0
2014	$19.29790	$21.47949	0
2015	$21.47949	$20.53061	0
2016	$20.53061	$22.47961	0
2017	$22.47961	$26.99029	0
2018	$26.99029	$24.35914	0
Putnam VT Research Fund - Class IB
2009	$9.00616	$11.72034	0
2010	$11.72034	$13.32763	0
2011	$13.32763	$12.79549	0
2012	$12.79549	$14.74199	0
2013	$14.74199	$19.21024	0
2014	$19.21024	$21.55973	0
2015	$21.55973	$20.74047	0
2016	$20.74047	$22.30981	0
2017	$22.30981	$26.89290	0
2018	$26.89290	$25.03933	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.19208	$13.15913	0
2010	$13.15913	$15.37274	0
2011	$15.37274	$14.25783	0
2012	$14.25783	$16.26539	0
2013	$16.26539	$21.68456	0
2014	$21.68456	$24.04623	0
2015	$24.04623	$23.42744	0
2016	$23.42744	$24.67555	0
2017	$24.67555	$31.16196	0
2018	$31.16196	$29.98372	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earning
Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.15

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.54974	$8.66519	0
2010	$8.66519	$9.89506	0
2011	$9.89506	$9.39491	0
2012	$9.39491	$10.65543	0
2013	$10.65543	$13.62728	0
2014	$13.62728	$14.85947	0
2015	$14.85947	$14.57202	0
2016	$14.57202	$15.33214	0
2017	$15.33214	$18.20914	0
2018	$18.20914	$16.60240	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.05264	$9.74812	0
2010	$9.74812	$10.71454	0
2011	$10.71454	$10.41964	0
2012	$10.41964	$11.35388	0
2013	$11.35388	$12.55150	0
2014	$12.55150	$12.77399	0
2015	$12.77399	$12.40890	0
2016	$12.40890	$12.75321	0
2017	$12.75321	$14.05118	0
2018	$14.05118	$13.13779	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.35514	$9.23369	0
2010	$9.23369	$10.30993	0
2011	$10.30993	$9.94416	0
2012	$9.94416	$10.98024	0
2013	$10.98024	$12.39998	0
2014	$12.39998	$12.66631	0
2015	$12.66631	$12.31312	0
2016	$12.31312	$12.72362	0
2017	$12.72362	$14.44906	0
2018	$14.44906	$13.25347	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.84146	$8.76455	0
2010	$8.76455	$9.91979	0
2011	$9.91979	$9.41402	0
2012	$9.41402	$10.58895	0
2013	$10.58895	$12.55519	0
2014	$12.55519	$12.84300	0
2015	$12.84300	$12.47602	0
2016	$12.47602	$12.96155	0
2017	$12.96155	$15.28061	0
2018	$15.28061	$13.72121	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.28899	$10.39973	0
2010	$10.39973	$10.89328	0
2011	$10.89328	$10.78677	0
2012	$10.78677	$11.19292	0
2013	$11.19292	$11.50041	0
2014	$11.50041	$11.62869	0
2015	$11.62869	$11.29186	0
2016	$11.29186	$11.48845	0
2017	$11.48845	$12.15958	0
2018	$12.15958	$11.60518	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.28995	0
2016	$17.28995	$16.89716	0
2017	$16.89716	$22.14584	0
2018	$22.14584	$24.26882	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.78723	$8.37174	0
2010	$8.37174	$9.38026	0
2011	$9.38026	$9.32467	0
2012	$9.32467	$10.52942	0
2013	$10.52942	$13.56443	0
2014	$13.56443	$15.00739	0
2015	$15.00739	$14.81487	0
2016	$14.81487	$16.14500	0
2017	$16.14500	$19.14607	0
2018	$19.14607	$17.81373	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.52799	$8.90959	0
2010	$8.90959	$11.18742	0
2011	$11.18742	$9.74028	0
2012	$9.74028	$10.89703	0
2013	$10.89703	$14.45951	0
2014	$14.45951	$14.97289	0
2015	$14.97289	$14.38432	0
2016	$14.38432	$15.72372	0
2017	$15.72372	$18.51284	0
2018	$18.51284	$15.40889	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.87606	$12.20619	1,376
2010	$12.20619	$13.90907	1,159
2011	$13.90907	$13.91111	1,150
2012	$13.91111	$15.24646	1,142
2013	$15.24646	$19.29804	0
2014	$19.29804	$20.56829	0
2015	$20.56829	$19.90433	0
2016	$19.90433	$21.69924	0
2017	$21.69924	$24.55591	0
2018	$24.55591	$22.88338	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.91946	$11.81154	0
2010	$11.81154	$12.99719	0
2011	$12.99719	$12.99638	0
2012	$12.99638	$14.29738	0
2013	$14.29738	$15.90952	0
2014	$15.90952	$16.25442	0
2015	$16.25442	$14.75417	0
2016	$14.75417	$16.43071	0
2017	$16.43071	$17.60160	0
2018	$17.60160	$16.45013	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.44833	$9.43675	1,072
2010	$9.43675	$10.28417	1,067
2011	$10.28417	$9.89273	1,080
2012	$9.89273	$10.85590	1,072
2013	$10.85590	$13.63787	993
2014	$13.63787	$14.97840	550
2015	$14.97840	$15.45056	517
2016	$15.45056	$14.81951	559
2017	$14.81951	$18.54415	496
2018	$18.54415	$17.84465	484
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.36521	$10.07431	0
2010	$10.07431	$11.01530	0
2011	$11.01530	$10.43963	0
2012	$10.43963	$11.55663	0
2013	$11.55663	$14.40315	0
2014	$14.40315	$14.86907	0
2015	$14.86907	$13.99103	0
2016	$13.99103	$15.32830	0
2017	$15.32830	$16.25965	0
2018	$16.25965	$14.09801	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.75023	$13.23346	6,834
2010	$13.23346	$14.37084	5,895
2011	$14.37084	$13.88896	5,855
2012	$13.88896	$15.49517	5,815
2013	$15.49517	$19.40949	1,247
2014	$19.40949	$20.30533	447
2015	$20.30533	$18.85115	0
2016	$18.85115	$21.36779	0
2017	$21.36779	$22.61383	0
2018	$22.61383	$20.08259	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.24324	$16.70411	232
2010	$16.70411	$20.91772	113
2011	$20.91772	$19.66095	112
2012	$19.66095	$22.73036	111
2013	$22.73036	$30.24325	83
2014	$30.24325	$29.70405	82
2015	$29.70405	$26.86593	0
2016	$26.86593	$34.16024	0
2017	$34.16024	$36.92109	0
2018	$36.92109	$31.41437	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.15142	$15.63608	0
2010	$15.63608	$19.48886	0
2011	$19.48886	$18.11416	0
2012	$18.11416	$19.60874	0
2013	$19.60874	$26.45697	0
2014	$26.45697	$27.76845	0
2015	$27.76845	$26.39792	0
2016	$26.39792	$26.85697	0
2017	$26.85697	$31.84715	0
2018	$31.84715	$29.43159	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.33620	$11.41360	0
2010	$11.41360	$11.73548	0
2011	$11.73548	$12.11272	0
2012	$12.11272	$12.05177	0
2013	$12.05177	$11.50628	0
2014	$11.50628	$11.61731	0
2015	$11.61731	$11.39931	0
2016	$11.39931	$11.20718	0
2017	$11.20718	$11.09348	0
2018	$11.09348	$10.87061	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.48006	$31.14923	10
2010	$31.14923	$35.77112	10
2011	$35.77112	$29.39574	10
2012	$29.39574	$32.48461	10
2013	$32.48461	$31.43189	7
2014	$31.43189	$28.12027	7
2015	$28.12027	$22.07824	0
2016	$22.07824	$25.32427	0
2017	$25.32427	$34.73243	0
2018	$34.73243	$28.56205	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.11290	$17.54980	1,877
2010	$17.54980	$18.58035	1,690
2011	$18.58035	$16.21635	1,681
2012	$16.21635	$18.72345	1,388
2013	$18.72345	$22.48588	875
2014	$22.48588	$19.51498	443
2015	$19.51498	$17.82074	312
2016	$17.82074	$18.65371	312
2017	$18.65371	$21.26216	310
2018	$21.26216	$17.55824	307
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.83208	$19.50939	0
2010	$19.50939	$21.80601	0
2011	$21.80601	$21.11153	0
2012	$21.11153	$23.72248	0
2013	$23.72248	$23.54484	0
2014	$23.54484	$23.41536	0
2015	$23.41536	$21.88292	0
2016	$21.88292	$22.00031	0
2017	$22.00031	$21.90314	0
2018	$21.90314	$21.80548	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.25829	$11.74163	841
2010	$11.74163	$13.71072	834
2011	$13.71072	$12.53481	827
2012	$12.53481	$13.88078	821
2013	$13.88078	$18.95090	280
2014	$18.95090	$20.01927	277
2015	$20.01927	$20.47948	193
2016	$20.47948	$20.40500	191
2017	$20.40500	$25.31816	191
2018	$25.31816	$23.76404	189
Invesco V.I. American Value Fund - Series I
2009	$8.78193	$11.93906	2,303
2010	$11.93906	$14.25325	2,286
2011	$14.25325	$14.04872	2,275
2012	$14.04872	$16.09356	2,254
2013	$16.09356	$21.10295	1,200
2014	$21.10295	$22.61871	962
2015	$22.61871	$20.07312	840
2016	$20.07312	$22.64222	838
2017	$22.64222	$24.31989	835
2018	$24.31989	$20.74689	825
Invesco V.I. American Value Fund - Series II
2009	$8.73086	$11.86561	0
2010	$11.86561	$14.15864	0
2011	$14.15864	$13.94226	0
2012	$13.94226	$15.94018	0
2013	$15.94018	$20.84979	0
2014	$20.84979	$22.29181	0
2015	$22.29181	$19.73252	0
2016	$19.73252	$22.20491	0
2017	$22.20491	$23.78919	0
2018	$23.78919	$20.24342	0
Invesco V.I. Comstock Fund - Series II
2009	$7.77641	$9.75184	338
2010	$9.75184	$11.01867	325
2011	$11.01867	$10.53447	334
2012	$10.53447	$12.23429	314
2013	$12.23429	$16.20803	261
2014	$16.20803	$17.26925	253
2015	$17.26925	$15.82034	253
2016	$15.82034	$18.07590	229
2017	$18.07590	$20.75935	222
2018	$20.75935	$17.76649	243
Invesco V.I. Equity and Income Fund - Series II
2009	$9.58813	$11.46957	0
2010	$11.46957	$12.54901	0
2011	$12.54901	$12.09667	0
2012	$12.09667	$13.27636	0
2013	$13.27636	$16.19245	0
2014	$16.19245	$17.19996	0
2015	$17.19996	$16.36317	0
2016	$16.36317	$18.35229	0
2017	$18.35229	$19.85851	0
2018	$19.85851	$17.50742	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.90510	$14.42956	5,699
2010	$14.42956	$15.81024	5,657
2011	$15.81024	$15.09178	5,625
2012	$15.09178	$16.85239	5,583
2013	$16.85239	$22.01585	944
2014	$22.01585	$23.64330	320
2015	$23.64330	$22.32501	179
2016	$22.32501	$26.04057	159
2017	$26.04057	$29.00625	159
2018	$29.00625	$24.47753	176
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.34144	$11.21152	425
2010	$11.21152	$13.93577	0
2011	$13.93577	$12.33624	0
2012	$12.33624	$13.44756	0
2013	$13.44756	$17.94022	0
2014	$17.94022	$18.86799	0
2015	$18.86799	$18.61841	0
2016	$18.61841	$18.28798	0
2017	$18.28798	$21.81865	0
2018	$21.81865	$20.05656	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.12477	$11.96888	260
2010	$11.96888	$13.12833	255
2011	$13.12833	$13.38385	246
2012	$13.38385	$14.70808	244
2013	$14.70808	$15.53785	256
2014	$15.53785	$15.83388	262
2015	$15.83388	$15.22660	265
2016	$15.22660	$16.67581	248
2017	$16.67581	$17.78900	259
2018	$17.78900	$16.67478	259
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.24659	$11.37577	0
2010	$11.37577	$13.22363	0
2011	$13.22363	$12.33498	0
2012	$12.33498	$13.32030	0
2013	$13.32030	$17.66057	0
2014	$17.66057	$18.47902	0
2015	$18.47902	$17.42510	0
2016	$17.42510	$19.69803	0
2017	$19.69803	$21.66020	0
2018	$21.66020	$19.42822	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.87691	$9.14628	0
2010	$9.14628	$10.48778	0
2011	$10.48778	$9.62000	0
2012	$9.62000	$10.52994	0
2013	$10.52994	$13.97534	0
2014	$13.97534	$14.69276	0
2015	$14.69276	$13.93808	0
2016	$13.93808	$15.94255	0
2017	$15.94255	$17.65616	0
2018	$17.65616	$15.83880	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.55423	$12.15920	1,443
2010	$12.15920	$14.59720	1,432
2011	$14.59720	$12.82374	1,423
2012	$12.82374	$14.28893	1,414
2013	$14.28893	$19.12893	0
2014	$19.12893	$19.81512	0
2015	$19.81512	$19.87833	0
2016	$19.87833	$19.65389	0
2017	$19.65389	$23.59583	0
2018	$23.59583	$22.37815	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.48416	$9.25428	21
2010	$9.25428	$11.33638	21
2011	$11.33638	$10.62739	20
2012	$10.62739	$11.88765	20
2013	$11.88765	$15.12960	15
2014	$15.12960	$16.47890	15
2015	$16.47890	$15.48375	0
2016	$15.48375	$17.60172	0
2017	$17.60172	$18.36741	0
2018	$18.36741	$15.24021	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.16198	$19.26631	15
2010	$19.26631	$20.64860	15
2011	$20.64860	$21.55504	15
2012	$21.55504	$24.81239	15
2013	$24.81239	$22.10982	11
2014	$22.10982	$22.21653	11
2015	$22.21653	$21.44157	0
2016	$21.44157	$23.15702	0
2017	$23.15702	$24.78736	0
2018	$24.78736	$22.50235	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.63290	$13.45410	0
2010	$13.45410	$14.98518	0
2011	$14.98518	$15.95974	0
2012	$15.95974	$18.01534	0
2013	$18.01534	$21.05319	0
2014	$21.05319	$21.48796	0
2015	$21.48796	$22.28668	0
2016	$22.28668	$22.94639	0
2017	$22.94639	$28.18530	0
2018	$28.18530	$27.03915	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.26793	$11.75103	5,128
2010	$11.75103	$14.10003	4,415
2011	$14.10003	$13.38540	4,390
2012	$13.38540	$14.95073	4,353
2013	$14.95073	$21.62040	1,751
2014	$21.62040	$22.45755	1,154
2015	$22.45755	$24.61645	944
2016	$24.61645	$23.64867	944
2017	$23.64867	$33.06684	938
2018	$33.06684	$34.72808	928

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.17885	$11.57823	0
2010	$11.57823	$13.86435	0
2011	$13.86435	$13.12887	0
2012	$13.12887	$14.62269	0
2013	$14.62269	$21.09607	0
2014	$21.09607	$21.85690	0
2015	$21.85690	$23.90017	0
2016	$23.90017	$22.89376	0
2017	$22.89376	$31.93831	0
2018	$31.93831	$33.46746	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.08304	$9.34875	0
2010	$9.34875	$12.07655	0
2011	$12.07655	$10.94819	0
2012	$10.94819	$11.59898	0
2013	$11.59898	$15.57383	0
2014	$15.57383	$15.48935	0
2015	$15.48935	$14.22071	0
2016	$14.22071	$12.66071	0
2017	$12.66071	$17.14023	0
2018	$17.14023	$18.50141	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.36475	$18.02551	562
2010	$18.02551	$22.80236	559
2011	$22.80236	$23.53088	558
2012	$23.53088	$26.56878	297
2013	$26.56878	$26.40162	296
2014	$26.40162	$33.37176	294
2015	$33.37176	$33.21743	292
2016	$33.21743	$34.56688	291
2017	$34.56688	$34.73287	290
2018	$34.73287	$31.21715	287
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.09508	$11.39624	270
2010	$11.39624	$12.14740	275
2011	$12.14740	$11.70072	282
2012	$11.70072	$13.00395	276
2013	$13.00395	$16.43716	243
2014	$16.43716	$18.48098	222
2015	$18.48098	$18.63834	214
2016	$18.63834	$17.76119	233
2017	$17.76119	$21.94703	210
2018	$21.94703	$20.15720	214
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.51641	$10.11356	0
2010	$10.11356	$11.12922	0
2011	$11.12922	$10.91107	0
2012	$10.91107	$11.94496	0
2013	$11.94496	$13.16264	0
2014	$13.16264	$13.88513	0
2015	$13.88513	$13.63711	0
2016	$13.63711	$13.97978	0
2017	$13.97978	$14.87699	0
2018	$14.87699	$13.72528	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.09594	$10.45723	650
2010	$10.45723	$12.98676	647
2011	$12.98676	$12.78953	646
2012	$12.78953	$14.50851	348
2013	$14.50851	$19.21698	346
2014	$19.21698	$19.80405	344
2015	$19.80405	$20.56832	342
2016	$20.56832	$20.50601	341
2017	$20.50601	$25.72926	340
2018	$25.72926	$23.54328	336
Oppenheimer Global Fund/VA - Service Shares
2009	$12.66553	$17.23696	0
2010	$17.23696	$19.47743	0
2011	$19.47743	$17.40030	0
2012	$17.40030	$20.55229	0
2013	$20.55229	$25.48917	0
2014	$25.48917	$25.40449	0
2015	$25.40449	$25.72111	0
2016	$25.72111	$25.08138	0
2017	$25.08138	$33.39725	0
2018	$33.39725	$28.24751	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.96853	$13.84020	898
2010	$13.84020	$15.51320	866
2011	$15.51320	$15.24947	864
2012	$15.24947	$16.85001	882
2013	$16.85001	$16.39532	993
2014	$16.39532	$16.41061	1,034
2015	$16.41061	$15.62721	1,033
2016	$15.62721	$16.21875	1,021
2017	$16.21875	$16.79835	1,095
2018	$16.79835	$15.66085	1,102
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.44811	$11.81002	1,260
2010	$11.81002	$13.35921	1,228
2011	$13.35921	$13.00623	1,233
2012	$13.00623	$14.81084	1,195
2013	$14.81084	$19.01191	1,063
2014	$19.01191	$20.49813	1,032
2015	$20.49813	$20.64044	916
2016	$20.64044	$22.43646	889
2017	$22.43646	$25.56130	873
2018	$25.56130	$22.94205	894
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.87155	$15.86976	327
2010	$15.86976	$19.07218	176
2011	$19.07218	$18.18289	174
2012	$18.18289	$20.89408	173
2013	$20.89408	$28.69493	146
2014	$28.69493	$31.28955	145
2015	$31.28955	$28.69517	0
2016	$28.69517	$32.97842	0
2017	$32.97842	$36.69349	0
2018	$36.69349	$32.05855	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.25054	$6.65667	0
2010	$6.65667	$7.23431	0
2011	$7.23431	$7.62570	0
2012	$7.62570	$8.20446	0
2013	$8.20446	$7.98202	0
2014	$7.98202	$8.33512	0
2015	$8.33512	$8.19737	0
2016	$8.19737	$8.25041	0
2017	$8.25041	$8.41160	0
2018	$8.41160	$8.10728	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.10960	254
2010	$12.10960	$13.31733	251
2011	$13.31733	$13.25625	248
2012	$13.25625	$15.44444	232
2013	$15.44444	$19.97257	199
2014	$19.97257	$21.97472	187
2015	$21.97472	$20.80746	192
2016	$20.80746	$23.09468	179
2017	$23.09468	$26.79332	172
2018	$26.79332	$23.94545	180
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.04464	$9.86977	114
2010	$9.86977	$10.68243	113
2011	$10.68243	$10.72196	112
2012	$10.72196	$11.78296	111
2013	$11.78296	$13.58955	83
2014	$13.58955	$14.68870	82
2015	$14.68870	$14.18279	0
2016	$14.18279	$14.96144	0
2017	$14.96144	$16.81866	0
2018	$16.81866	$15.90930	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.92903	$13.11063	0
2010	$13.11063	$14.68490	0
2011	$14.68490	$14.28201	0
2012	$14.28201	$15.92736	0
2013	$15.92736	$18.58689	0
2014	$18.58689	$19.86247	0
2015	$19.86247	$19.43122	0
2016	$19.43122	$20.25181	0
2017	$20.25181	$22.81547	0
2018	$22.81547	$20.66446	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.25813	$12.62315	666
2010	$12.62315	$12.63204	663
2011	$12.63204	$12.19175	661
2012	$12.19175	$14.55707	308
2013	$14.55707	$20.13995	277
2014	$20.13995	$25.10595	275
2015	$25.10595	$26.42764	188
2016	$26.42764	$22.88077	187
2017	$22.88077	$25.76858	186
2018	$25.76858	$25.01645	184

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.36353	$18.20474	0
2010	$18.20474	$18.10489	0
2011	$18.10489	$16.72603	0
2012	$16.72603	$17.15679	0
2013	$17.15679	$19.07032	0
2014	$19.07032	$21.33959	0
2015	$21.33959	$18.77370	0
2016	$18.77370	$18.69812	0
2017	$18.69812	$22.31290	0
2018	$22.31290	$21.68872	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.07817	$9.86279	1,194
2010	$9.86279	$9.63562	1,286
2011	$9.63562	$9.41181	1,289
2012	$9.41181	$9.19190	1,405
2013	$9.19190	$8.97772	1,555
2014	$8.97772	$8.76852	1,644
2015	$8.76852	$8.56418	1,411
2016	$8.56418	$8.36522	1,485
2017	$8.36522	$8.19087	2,700
2018	$8.19087	$8.09374	2,589
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04579	0
2017	$10.04579	$12.84503	0
2018	$12.84503	$12.84320	0
Putnam VT High Yield Fund - Class IB
2009	$11.28408	$16.55068	0
2010	$16.55068	$18.43324	0
2011	$18.43324	$18.31884	0
2012	$18.31884	$20.75313	0
2013	$20.75313	$21.85961	0
2014	$21.85961	$21.68081	0
2015	$21.68081	$20.04016	0
2016	$20.04016	$22.61583	0
2017	$22.61583	$23.63246	0
2018	$23.63246	$22.14130	0
Putnam VT Income Fund - Class IB
2009	$8.24985	$11.81602	789
2010	$11.81602	$12.67860	796
2011	$12.67860	$13.00195	760
2012	$13.00195	$14.06110	765
2013	$14.06110	$13.98908	851
2014	$13.98908	$14.54381	856
2015	$14.54381	$13.99630	863
2016	$13.99630	$13.94299	891
2017	$13.94299	$14.38114	959
2018	$14.38114	$14.07313	920

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.95440	$14.55049	361
2010	$14.55049	$15.63505	107
2011	$15.63505	$12.68376	106
2012	$12.68376	$15.10096	105
2013	$15.10096	$18.88764	79
2014	$18.88764	$17.19538	78
2015	$17.19538	$16.81649	0
2016	$16.81649	$16.02109	0
2017	$16.02109	$19.80874	0
2018	$19.80874	$15.64765	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.18637	$11.73678	0
2010	$11.73678	$13.05785	0
2011	$13.05785	$12.75838	0
2012	$12.75838	$14.55606	0
2013	$14.55606	$19.20881	0
2014	$19.20881	$21.36940	0
2015	$21.36940	$20.41493	0
2016	$20.41493	$22.34154	0
2017	$22.34154	$26.81102	0
2018	$26.81102	$24.18509	0
Putnam VT Research Fund - Class IB
2009	$8.98749	$11.69007	306
2010	$11.69007	$13.28641	303
2011	$13.28641	$12.74940	301
2012	$12.74940	$14.68136	299
2013	$14.68136	$19.12146	297
2014	$19.12146	$21.44912	295
2015	$21.44912	$20.62350	0
2016	$20.62350	$22.17268	0
2017	$22.17268	$26.71413	0
2018	$26.71413	$24.86028	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.17099	$13.12518	0
2010	$13.12518	$15.32524	0
2011	$15.32524	$14.20652	0
2012	$14.20652	$16.19853	0
2013	$16.19853	$21.58440	0
2014	$21.58440	$23.92292	0
2015	$23.92292	$23.29537	0
2016	$23.29537	$24.52394	0
2017	$24.52394	$30.95489	0
2018	$30.95489	$29.76939	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option,
added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.53178	$8.63259	0
2010	$8.63259	$9.84774	0
2011	$9.84774	$9.34043	0
2012	$9.34043	$10.58277	0
2013	$10.58277	$13.52051	0
2014	$13.52051	$14.72794	0
2015	$14.72794	$14.42825	0
2016	$14.42825	$15.16536	0
2017	$15.16536	$17.99291	0
2018	$17.99291	$16.38862	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.03058	$9.71146	0
2010	$9.71146	$10.66332	0
2011	$10.66332	$10.35925	0
2012	$10.35925	$11.27650	0
2013	$11.27650	$12.45321	0
2014	$12.45321	$12.66098	0
2015	$12.66098	$12.28652	0
2016	$12.28652	$12.61454	0
2017	$12.61454	$13.88436	0
2018	$13.88436	$12.96866	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.33499	$9.19895	0
2010	$9.19895	$10.26063	0
2011	$10.26063	$9.88651	0
2012	$9.88651	$10.90538	0
2013	$10.90538	$12.30284	0
2014	$12.30284	$12.55421	0
2015	$12.55421	$12.19166	0
2016	$12.19166	$12.58524	0
2017	$12.58524	$14.27751	0
2018	$14.27751	$13.08284	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.82271	$8.73158	0
2010	$8.73158	$9.87236	0
2011	$9.87236	$9.35944	0
2012	$9.35944	$10.51675	0
2013	$10.51675	$12.45683	0
2014	$12.45683	$12.72933	0
2015	$12.72933	$12.35293	0
2016	$12.35293	$12.82056	0
2017	$12.82056	$15.09915	0
2018	$15.09915	$13.54454	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.26354	$10.36063	0
2010	$10.36063	$10.84121	0
2011	$10.84121	$10.72425	0
2012	$10.72425	$11.11664	0
2013	$11.11664	$11.41034	0
2014	$11.41034	$11.52580	0
2015	$11.52580	$11.18049	0
2016	$11.18049	$11.36352	0
2017	$11.36352	$12.01521	0
2018	$12.01521	$11.45577	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.11938	0
2016	$17.11938	$16.71338	0
2017	$16.71338	$21.88289	0
2018	$21.88289	$23.95636	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.76862	$8.34023	0
2010	$8.34023	$9.33540	0
2011	$9.33540	$9.27061	0
2012	$9.27061	$10.45763	0
2013	$10.45763	$13.45815	0
2014	$13.45815	$14.87456	0
2015	$14.87456	$14.66871	0
2016	$14.66871	$15.96939	0
2017	$15.96939	$18.91873	0
2018	$18.91873	$17.58435	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.51010	$8.87609	0
2010	$8.87609	$11.13397	0
2011	$11.13397	$9.68382	0
2012	$9.68382	$10.82274	0
2013	$10.82274	$14.34624	0
2014	$14.34624	$14.84038	0
2015	$14.84038	$14.24242	0
2016	$14.24242	$15.55270	0
2017	$15.55270	$18.29302	0
2018	$18.29302	$15.21048	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.81068	$12.11299	0
2010	$12.11299	$13.78874	0
2011	$13.78874	$13.77667	0
2012	$13.77667	$15.08362	0
2013	$15.08362	$19.07238	0
2014	$19.07238	$20.30695	0
2015	$20.30695	$19.63131	0
2016	$19.63131	$21.37975	0
2017	$21.37975	$24.16997	0
2018	$24.16997	$22.50089	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.87690	$11.74314	0
2010	$11.74314	$12.90870	0
2011	$12.90870	$12.89472	0
2012	$12.89472	$14.17098	0
2013	$14.17098	$15.75273	0
2014	$15.75273	$16.07774	0
2015	$16.07774	$14.57885	0
2016	$14.57885	$16.21889	0
2017	$16.21889	$17.35716	0
2018	$17.35716	$16.20525	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.41598	$9.38615	0
2010	$9.38615	$10.21854	0
2011	$10.21854	$9.81956	0
2012	$9.81956	$10.76456	0
2013	$10.76456	$13.50929	0
2014	$13.50929	$14.82198	0
2015	$14.82198	$15.27355	0
2016	$15.27355	$14.63477	0
2017	$14.63477	$18.29453	0
2018	$18.29453	$17.58659	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.34229	$10.03643	0
2010	$10.03643	$10.96266	0
2011	$10.96266	$10.37912	0
2012	$10.37912	$11.47784	0
2013	$11.47784	$14.29033	0
2014	$14.29033	$14.73749	0
2015	$14.73749	$13.85301	0
2016	$13.85301	$15.16160	0
2017	$15.16160	$16.06660	0
2018	$16.06660	$13.91649	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.67908	$13.13242	0
2010	$13.13242	$14.24652	0
2011	$14.24652	$13.75474	0
2012	$13.75474	$15.32967	0
2013	$15.32967	$19.18254	0
2014	$19.18254	$20.04736	0
2015	$20.04736	$18.59260	0
2016	$18.59260	$21.05321	0
2017	$21.05321	$22.25844	0
2018	$22.25844	$19.74694	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.15558	$16.57653	0
2010	$16.57653	$20.73672	0
2011	$20.73672	$19.47091	0
2012	$19.47091	$22.48756	0
2013	$22.48756	$29.88958	0
2014	$29.88958	$29.32662	0
2015	$29.32662	$26.49740	0
2016	$26.49740	$33.65726	0
2017	$33.65726	$36.34076	0
2018	$36.34076	$30.88924	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.07760	$15.51668	0
2010	$15.51668	$19.32027	0
2011	$19.32027	$17.93911	0
2012	$17.93911	$19.39931	0
2013	$19.39931	$26.14762	0
2014	$26.14762	$27.41567	0
2015	$27.41567	$26.03585	0
2016	$26.03585	$26.46154	0
2017	$26.46154	$31.34662	0
2018	$31.34662	$28.93965	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.28209	$11.34749	0
2010	$11.34749	$11.65558	0
2011	$11.65558	$12.01796	0
2012	$12.01796	$11.94522	0
2013	$11.94522	$11.39287	0
2014	$11.39287	$11.49104	0
2015	$11.49104	$11.26386	0
2016	$11.26386	$11.06271	0
2017	$11.06271	$10.93942	0
2018	$10.93942	$10.70879	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.35777	$30.91145	0
2010	$30.91145	$35.46178	0
2011	$35.46178	$29.11173	0
2012	$29.11173	$32.13773	0
2013	$32.13773	$31.06441	0
2014	$31.06441	$27.76303	0
2015	$27.76303	$21.77540	0
2016	$21.77540	$24.95142	0
2017	$24.95142	$34.18658	0
2018	$34.18658	$28.08465	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.02611	$17.41579	0
2010	$17.41579	$18.41960	0
2011	$18.41960	$16.05961	0
2012	$16.05961	$18.52343	0
2013	$18.52343	$22.22292	0
2014	$22.22292	$19.26700	0
2015	$19.26700	$17.57625	0
2016	$17.57625	$18.37901	0
2017	$18.37901	$20.92790	0
2018	$20.92790	$17.26469	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.72069	$19.36044	0
2010	$19.36044	$21.61740	0
2011	$21.61740	$20.90755	0
2012	$20.90755	$23.46915	0
2013	$23.46915	$23.26954	0
2014	$23.26954	$23.11788	0
2015	$23.11788	$21.58278	0
2016	$21.58278	$21.67641	0
2017	$21.67641	$21.55889	0
2018	$21.55889	$21.44101	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.21023	$11.65195	0
2010	$11.65195	$13.59209	0
2011	$13.59209	$12.41366	0
2012	$12.41366	$13.73251	0
2013	$13.73251	$18.72929	0
2014	$18.72929	$19.76490	0
2015	$19.76490	$20.19857	0
2016	$20.19857	$20.10456	0
2017	$20.10456	$24.92024	0
2018	$24.92024	$23.36682	0
Invesco V.I. American Value Fund - Series I
2009	$8.74001	$11.86991	0
2010	$11.86991	$14.15620	0
2011	$14.15620	$13.93880	0
2012	$13.93880	$15.95125	0
2013	$15.95125	$20.89494	0
2014	$20.89494	$22.37283	0
2015	$22.37283	$19.83456	0
2016	$19.83456	$22.35029	0
2017	$22.35029	$23.98212	0
2018	$23.98212	$20.43801	0
Invesco V.I. American Value Fund - Series II
2009	$8.68917	$11.79685	0
2010	$11.79685	$14.06220	0
2011	$14.06220	$13.83316	0
2012	$13.83316	$15.79921	0
2013	$15.79921	$20.64427	0
2014	$20.64427	$22.04947	0
2015	$22.04947	$19.49801	0
2016	$19.49801	$21.91862	0
2017	$21.91862	$23.45880	0
2018	$23.45880	$19.94203	0
Invesco V.I. Comstock Fund - Series II
2009	$7.73927	$9.69533	0
2010	$9.69533	$10.94362	0
2011	$10.94362	$10.45201	0
2012	$10.45201	$12.12608	0
2013	$12.12608	$16.04823	0
2014	$16.04823	$17.08148	0
2015	$17.08148	$15.63228	0
2016	$15.63228	$17.84280	0
2017	$17.84280	$20.47099	0
2018	$20.47099	$17.50193	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.54236	$11.40312	0
2010	$11.40312	$12.46355	0
2011	$12.46355	$12.00201	0
2012	$12.00201	$13.15895	0
2013	$13.15895	$16.03283	0
2014	$16.03283	$17.01298	0
2015	$17.01298	$16.16872	0
2016	$16.16872	$18.11568	0
2017	$18.11568	$19.58272	0
2018	$19.58272	$17.24679	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.82629	$14.31938	0
2010	$14.31938	$15.67345	0
2011	$15.67345	$14.94592	0
2012	$14.94592	$16.67239	0
2013	$16.67239	$21.75841	0
2014	$21.75841	$23.34290	0
2015	$23.34290	$22.01878	0
2016	$22.01878	$25.65715	0
2017	$25.65715	$28.55035	0
2018	$28.55035	$24.06839	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.30638	$11.14657	0
2010	$11.14657	$13.84087	0
2011	$13.84087	$12.23970	0
2012	$12.23970	$13.32863	0
2013	$13.32863	$17.76337	0
2014	$17.76337	$18.66285	0
2015	$18.66285	$18.39711	0
2016	$18.39711	$18.05215	0
2017	$18.05215	$21.51557	0
2018	$21.51557	$19.75790	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.08514	$11.90471	0
2010	$11.90471	$13.04457	0
2011	$13.04457	$13.28488	0
2012	$13.28488	$14.58433	0
2013	$14.58433	$15.39136	0
2014	$15.39136	$15.66852	0
2015	$15.66852	$15.05215	0
2016	$15.05215	$16.46794	0
2017	$16.46794	$17.54953	0
2018	$17.54953	$16.43364	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.20642	$11.31474	0
2010	$11.31474	$13.13924	0
2011	$13.13924	$12.24372	0
2012	$12.24372	$13.20818	0
2013	$13.20818	$17.49397	0
2014	$17.49397	$18.28596	0
2015	$18.28596	$17.22539	0
2016	$17.22539	$19.45239	0
2017	$19.45239	$21.36852	0
2018	$21.36852	$19.14716	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.84268	$9.09721	0
2010	$9.09721	$10.42084	0
2011	$10.42084	$9.54882	0
2012	$9.54882	$10.44129	0
2013	$10.44129	$13.84350	0
2014	$13.84350	$14.53927	0
2015	$14.53927	$13.77835	0
2016	$13.77835	$15.74375	0
2017	$15.74375	$17.41842	0
2018	$17.41842	$15.60968	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.51708	$12.09400	0
2010	$12.09400	$14.50409	0
2011	$14.50409	$12.72892	0
2012	$12.72892	$14.16871	0
2013	$14.16871	$18.94858	0
2014	$18.94858	$19.60819	0
2015	$19.60819	$19.65060	0
2016	$19.65060	$19.40891	0
2017	$19.40891	$23.27823	0
2018	$23.27823	$22.05456	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.45163	$9.20462	0
2010	$9.20462	$11.26402	0
2011	$11.26402	$10.54877	0
2012	$10.54877	$11.78760	0
2013	$11.78760	$14.98692	0
2014	$14.98692	$16.30678	0
2015	$16.30678	$15.30632	0
2016	$15.30632	$17.38225	0
2017	$17.38225	$18.12010	0
2018	$18.12010	$15.01976	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.06162	$19.11921	0
2010	$19.11921	$20.46997	0
2011	$20.46997	$21.34675	0
2012	$21.34675	$24.54740	0
2013	$24.54740	$21.85128	0
2014	$21.85128	$21.93426	0
2015	$21.93426	$21.14748	0
2016	$21.14748	$22.81607	0
2017	$22.81607	$24.39778	0
2018	$24.39778	$22.12623	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.57857	$13.37166	0
2010	$13.37166	$14.87811	0
2011	$14.87811	$15.82951	0
2012	$15.82951	$17.85000	0
2013	$17.85000	$20.83862	0
2014	$20.83862	$21.24719	0
2015	$21.24719	$22.01440	0
2016	$22.01440	$22.64291	0
2017	$22.64291	$27.78450	0
2018	$27.78450	$26.62763	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.23322	$11.68292	0
2010	$11.68292	$14.00397	0
2011	$14.00397	$13.28062	0
2012	$13.28062	$14.81848	0
2013	$14.81848	$21.40723	0
2014	$21.40723	$22.21335	0
2015	$22.21335	$24.32386	0
2016	$24.32386	$23.34373	0
2017	$23.34373	$32.60758	0
2018	$32.60758	$34.21102	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.14456	$11.51113	0
2010	$11.51113	$13.76990	0
2011	$13.76990	$13.02610	0
2012	$13.02610	$14.49335	0
2013	$14.49335	$20.88807	0
2014	$20.88807	$21.61925	0
2015	$21.61925	$23.61609	0
2016	$23.61609	$22.59855	0
2017	$22.59855	$31.49470	0
2018	$31.49470	$32.96916	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.06636	$9.31356	0
2010	$9.31356	$12.01879	0
2011	$12.01879	$10.88469	0
2012	$10.88469	$11.51986	0
2013	$11.51986	$15.45178	0
2014	$15.45178	$15.35222	0
2015	$15.35222	$14.08037	0
2016	$14.08037	$12.52297	0
2017	$12.52297	$16.93668	0
2018	$16.93668	$18.26316	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.26962	$17.88776	0
2010	$17.88776	$22.60498	0
2011	$22.60498	$23.30337	0
2012	$23.30337	$26.28490	0
2013	$26.28490	$26.09277	0
2014	$26.09277	$32.94763	0
2015	$32.94763	$32.76168	0
2016	$32.76168	$34.05784	0
2017	$34.05784	$34.18688	0
2018	$34.18688	$30.69527	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.04820	$11.31865	0
2010	$11.31865	$12.05234	0
2011	$12.05234	$11.59731	0
2012	$11.59731	$12.87579	0
2013	$12.87579	$16.25850	0
2014	$16.25850	$18.26140	0
2015	$18.26140	$18.39801	0
2016	$18.39801	$17.51426	0
2017	$17.51426	$21.62008	0
2018	$21.62008	$19.83679	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.46004	$10.03632	0
2010	$10.03632	$11.03293	0
2011	$11.03293	$10.80562	0
2012	$10.80562	$11.81738	0
2013	$11.81738	$13.00872	0
2014	$13.00872	$13.70870	0
2015	$13.70870	$13.45003	0
2016	$13.45003	$13.77392	0
2017	$13.77392	$14.64313	0
2018	$14.64313	$13.49583	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.04232	$10.37733	0
2010	$10.37733	$12.87436	0
2011	$12.87436	$12.66588	0
2012	$12.66588	$14.35349	0
2013	$14.35349	$18.99220	0
2014	$18.99220	$19.55236	0
2015	$19.55236	$20.28612	0
2016	$20.28612	$20.20401	0
2017	$20.20401	$25.32478	0
2018	$25.32478	$23.14967	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.58169	$17.10532	0
2010	$17.10532	$19.30891	0
2011	$19.30891	$17.23213	0
2012	$17.23213	$20.33276	0
2013	$20.33276	$25.19110	0
2014	$25.19110	$25.08170	0
2015	$25.08170	$25.36829	0
2016	$25.36829	$24.71209	0
2017	$24.71209	$32.87234	0
2018	$32.87234	$27.77532	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.88931	$13.73453	0
2010	$13.73453	$15.37901	0
2011	$15.37901	$15.10212	0
2012	$15.10212	$16.67007	0
2013	$16.67007	$16.20362	0
2014	$16.20362	$16.20213	0
2015	$16.20213	$15.41287	0
2016	$15.41287	$15.97998	0
2017	$15.97998	$16.53436	0
2018	$16.53436	$15.39912	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.38556	$11.71981	0
2010	$11.71981	$13.24361	0
2011	$13.24361	$12.88050	0
2012	$12.88050	$14.65261	0
2013	$14.65261	$18.78956	0
2014	$18.78956	$20.23767	0
2015	$20.23767	$20.35729	0
2016	$20.35729	$22.10608	0
2017	$22.10608	$25.15951	0
2018	$25.15951	$22.55854	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.79296	$15.74856	0
2010	$15.74856	$18.90716	0
2011	$18.90716	$18.00713	0
2012	$18.00713	$20.67089	0
2013	$20.67089	$28.35937	0
2014	$28.35937	$30.89197	0
2015	$30.89197	$28.30153	0
2016	$28.30153	$32.49283	0
2017	$32.49283	$36.11674	0
2018	$36.11674	$31.52264	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.22339	$6.62099	0
2010	$6.62099	$7.18818	0
2011	$7.18818	$7.56933	0
2012	$7.56933	$8.13546	0
2013	$8.13546	$7.90678	0
2014	$7.90678	$8.24810	0
2015	$8.24810	$8.10348	0
2016	$8.10348	$8.14758	0
2017	$8.14758	$8.29839	0
2018	$8.29839	$7.99007	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.01711	0
2010	$12.01711	$13.20210	0
2011	$13.20210	$13.12811	0
2012	$13.12811	$15.27946	0
2013	$15.27946	$19.73901	0
2014	$19.73901	$21.69551	0
2015	$21.69551	$20.52205	0
2016	$20.52205	$22.75465	0
2017	$22.75465	$26.37221	0
2018	$26.37221	$23.54520	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.99137	$9.79438	0
2010	$9.79438	$10.58998	0
2011	$10.58998	$10.61830	0
2012	$10.61830	$11.65706	0
2013	$11.65706	$13.43060	0
2014	$13.43060	$14.50202	0
2015	$14.50202	$13.98821	0
2016	$13.98821	$14.74112	0
2017	$14.74112	$16.55428	0
2018	$16.55428	$15.64334	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.86329	$13.01050	0
2010	$13.01050	$14.55785	0
2011	$14.55785	$14.14398	0
2012	$14.14398	$15.75723	0
2013	$15.75723	$18.36955	0
2014	$18.36955	$19.61010	0
2015	$19.61010	$19.16469	0
2016	$19.16469	$19.95363	0
2017	$19.95363	$22.45688	0
2018	$22.45688	$20.31906	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.19023	$12.52675	0
2010	$12.52675	$12.52274	0
2011	$12.52274	$12.07392	0
2012	$12.07392	$14.40160	0
2013	$14.40160	$19.90447	0
2014	$19.90447	$24.78703	0
2015	$24.78703	$26.06520	0
2016	$26.06520	$22.54392	0
2017	$22.54392	$25.36362	0
2018	$25.36362	$24.59835	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.24865	$18.06578	0
2010	$18.06578	$17.94830	0
2011	$17.94830	$16.56441	0
2012	$16.56441	$16.97357	0
2013	$16.97357	$18.84736	0
2014	$18.84736	$21.06850	0
2015	$21.06850	$18.51622	0
2016	$18.51622	$18.42286	0
2017	$18.42286	$21.96226	0
2018	$21.96226	$21.32624	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.01147	$9.78749	0
2010	$9.78749	$9.55225	0
2011	$9.55225	$9.32085	0
2012	$9.32085	$9.09373	0
2013	$9.09373	$8.87272	0
2014	$8.87272	$8.65709	0
2015	$8.65709	$8.44671	0
2016	$8.44671	$8.24205	0
2017	$8.24205	$8.06212	0
2018	$8.06212	$7.95845	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04461	0
2017	$10.04461	$12.83058	0
2018	$12.83058	$12.81574	0
Putnam VT High Yield Fund - Class IB
2009	$11.20941	$16.42434	0
2010	$16.42434	$18.27382	0
2011	$18.27382	$18.14186	0
2012	$18.14186	$20.53155	0
2013	$20.53155	$21.60406	0
2014	$21.60406	$21.40541	0
2015	$21.40541	$19.76533	0
2016	$19.76533	$22.28290	0
2017	$22.28290	$23.26108	0
2018	$23.26108	$21.77127	0
Putnam VT Income Fund - Class IB
2009	$8.19525	$11.72580	0
2010	$11.72580	$12.56892	0
2011	$12.56892	$12.87632	0
2012	$12.87632	$13.91094	0
2013	$13.91094	$13.82553	0
2014	$13.82553	$14.35906	0
2015	$14.35906	$13.80435	0
2016	$13.80435	$13.73773	0
2017	$13.73773	$14.15514	0
2018	$14.15514	$13.83792	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.87528	$14.43937	0
2010	$14.43937	$15.49978	0
2011	$15.49978	$12.56116	0
2012	$12.56116	$14.93964	0
2013	$14.93964	$18.66674	0
2014	$18.66674	$16.97686	0
2015	$16.97686	$16.58579	0
2016	$16.58579	$15.78515	0
2017	$15.78515	$19.49735	0
2018	$19.49735	$15.38604	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.12554	$11.64712	0
2010	$11.64712	$12.94484	0
2011	$12.94484	$12.63503	0
2012	$12.63503	$14.40055	0
2013	$14.40055	$18.98415	0
2014	$18.98415	$21.09783	0
2015	$21.09783	$20.13485	0
2016	$20.13485	$22.01254	0
2017	$22.01254	$26.38957	0
2018	$26.38957	$23.78078	0
Putnam VT Research Fund - Class IB
2009	$8.92802	$11.60081	0
2010	$11.60081	$13.17147	0
2011	$13.17147	$12.62619	0
2012	$12.62619	$14.52456	0
2013	$14.52456	$18.89789	0
2014	$18.89789	$21.17664	0
2015	$21.17664	$20.34065	0
2016	$20.34065	$21.84625	0
2017	$21.84625	$26.29431	0
2018	$26.29431	$24.44479	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.10365	$13.02494	0
2010	$13.02494	$15.19264	0
2011	$15.19264	$14.06920	0
2012	$14.06920	$16.02550	0
2013	$16.02550	$21.33198	0
2014	$21.33198	$23.61894	0
2015	$23.61894	$22.97580	0
2016	$22.97580	$24.16281	0
2017	$24.16281	$30.46833	0
2018	$30.46833	$29.27175	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to
May 1, 2003
Mortality & Expense = 1.65

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.63999	$8.82955	13,111
2010	$8.82955	$10.13430	12,166
2011	$10.13430	$9.67122	4,157
2012	$9.67122	$11.02510	3,846
2013	$11.02510	$14.17218	3,887
2014	$14.17218	$15.53274	3,582
2015	$15.53274	$15.31027	3,402
2016	$15.31027	$16.19113	3,276
2017	$16.19113	$19.32607	3,208
2018	$19.32607	$17.70987	3,049
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.16353	$9.93293	0
2010	$9.93293	$10.97351	13,637
2011	$10.97351	$10.72600	45,793
2012	$10.72600	$11.74770	39,868
2013	$11.74770	$13.05332	38,766
2014	$13.05332	$13.35272	19,792
2015	$13.35272	$13.03751	18,929
2016	$13.03751	$13.46765	18,091
2017	$13.46765	$14.91300	0
2018	$14.91300	$14.01407	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.45644	$9.40876	0
2010	$9.40876	$10.55914	0
2011	$10.55914	$10.23655	0
2012	$10.23655	$11.36109	0
2013	$11.36109	$12.89572	0
2014	$12.89572	$13.24013	0
2015	$13.24013	$12.93685	0
2016	$12.93685	$13.43639	0
2017	$13.43639	$15.33527	0
2018	$15.33527	$14.13747	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.93569	$8.93077	0
2010	$8.93077	$10.15962	35,024
2011	$10.15962	$9.69090	0
2012	$9.69090	$10.95631	0
2013	$10.95631	$13.05723	0
2014	$13.05723	$13.42493	0
2015	$13.42493	$13.10810	0
2016	$13.10810	$13.68776	0
2017	$13.68776	$16.21793	0
2018	$16.21793	$14.63651	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.41684	$10.59683	2,710
2010	$10.59683	$11.15654	2,610
2011	$11.15654	$11.10389	2,516
2012	$11.10389	$11.58112	8,100
2013	$11.58112	$11.96019	7,791
2014	$11.96019	$12.15551	12,303
2015	$12.15551	$11.86387	2,180
2016	$11.86387	$12.13204	599
2017	$12.13204	$12.90539	569
2018	$12.90539	$12.37923	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.16579	0
2016	$18.16579	$17.84373	0
2017	$17.84373	$23.50404	0
2018	$23.50404	$25.88737	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.88073	$8.53051	2,074
2010	$8.53051	$9.60705	2,076
2011	$9.60705	$9.59890	1,487
2012	$9.59890	$10.89470	1,479
2013	$10.89470	$14.10679	1,471
2014	$14.10679	$15.68732	1,464
2015	$15.68732	$15.56537	1,456
2016	$15.56537	$17.04945	1,447
2017	$17.04945	$20.32036	0
2018	$20.32036	$19.00188	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.61793	$9.07856	5,191
2010	$9.07856	$11.45788	4,646
2011	$11.45788	$10.02675	4,086
2012	$10.02675	$11.27507	4,060
2013	$11.27507	$15.03767	3,740
2014	$15.03767	$15.65130	3,701
2015	$15.65130	$15.11306	3,424
2016	$15.11306	$16.60465	3,335
2017	$16.60465	$19.64839	3,313
2018	$19.64839	$16.43677	3,207
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.18316	$12.65018	18,150
2010	$12.65018	$14.48872	15,456
2011	$14.48872	$14.56487	13,758
2012	$14.56487	$16.04489	13,309
2013	$16.04489	$20.41253	13,240
2014	$20.41253	$21.86751	13,179
2015	$21.86751	$21.26997	13,142
2016	$21.26997	$23.30638	6,240
2017	$23.30638	$26.50733	4,812
2018	$26.50733	$24.82677	4,359

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.13472	$12.15846	81,211
2010	$12.15846	$13.44736	55,348
2011	$13.44736	$13.51520	36,438
2012	$13.51520	$14.94444	18,994
2013	$14.94444	$16.71464	18,751
2014	$16.71464	$17.16440	16,468
2015	$17.16440	$15.65997	13,658
2016	$15.65997	$17.52843	11,141
2017	$17.52843	$18.87204	7,340
2018	$18.87204	$17.72661	6,728
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.61176	$9.69318	39,086
2010	$9.69318	$10.61767	34,275
2011	$10.61767	$10.26572	21,233
2012	$10.26572	$11.32301	12,369
2013	$11.32301	$14.29747	11,024
2014	$14.29747	$15.78322	7,669
2015	$15.78322	$16.36410	6,151
2016	$16.36410	$15.77588	5,600
2017	$15.77588	$19.84019	905
2018	$19.84019	$19.18834	830
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.48038	$10.26527	8,171
2010	$10.26527	$11.28150	8,084
2011	$11.28150	$10.74656	7,227
2012	$10.74656	$11.95744	6,811
2013	$11.95744	$14.97891	6,783
2014	$14.97891	$15.54264	5,925
2015	$15.54264	$14.69973	5,909
2016	$14.69973	$16.18696	4,040
2017	$16.18696	$17.25689	4,273
2018	$17.25689	$15.03833	4,366
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.08454	$13.71483	36,768
2010	$13.71483	$14.96975	31,348
2011	$14.96975	$14.54172	22,873
2012	$14.54172	$16.30668	20,519
2013	$16.30668	$20.53049	19,102
2014	$20.53049	$21.58804	17,670
2015	$21.58804	$20.14465	15,885
2016	$20.14465	$22.95054	10,040
2017	$22.95054	$24.41113	5,778
2018	$24.41113	$21.78831	5,216
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.65505	$17.31178	13,450
2010	$17.31178	$21.78952	10,217
2011	$21.78952	$20.58506	7,578
2012	$20.58506	$23.92083	5,662
2013	$23.92083	$31.99002	4,964
2014	$31.99002	$31.58061	4,568
2015	$31.58061	$28.70950	3,815
2016	$28.70950	$36.69059	2,237
2017	$36.69059	$39.85554	1,249
2018	$39.85554	$34.08268	858

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.49821	$16.20485	2,333
2010	$16.20485	$20.30106	2,083
2011	$20.30106	$18.96552	2,012
2012	$18.96552	$20.63573	2,085
2013	$20.63573	$27.98505	1,955
2014	$27.98505	$29.52269	1,902
2015	$29.52269	$28.20931	1,535
2016	$28.20931	$28.84638	405
2017	$28.84638	$34.37832	259
2018	$34.37832	$31.93143	249
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.60967	$11.74877	28,195
2010	$11.74877	$12.14194	26,212
2011	$12.14194	$12.59620	20,931
2012	$12.59620	$12.59714	15,418
2013	$12.59714	$12.08856	15,732
2014	$12.08856	$12.26769	13,824
2015	$12.26769	$12.09911	7,669
2016	$12.09911	$11.95591	6,035
2017	$11.95591	$11.89419	6,219
2018	$11.89419	$11.71414	424
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$19.05459	$32.28189	4,804
2010	$32.28189	$37.26132	3,873
2011	$37.26132	$30.77692	2,291
2012	$30.77692	$34.18546	2,139
2013	$34.18546	$33.24699	1,910
2014	$33.24699	$29.89652	1,789
2015	$29.89652	$23.59322	1,947
2016	$23.59322	$27.20002	1,735
2017	$27.20002	$37.49256	728
2018	$37.49256	$30.98781	800
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.52056	$18.18803	40,318
2010	$18.18803	$19.35453	32,068
2011	$19.35453	$16.97843	23,823
2012	$16.97843	$19.70393	18,818
2013	$19.70393	$23.78443	18,127
2014	$23.78443	$20.74774	18,282
2015	$20.74774	$19.04357	17,458
2016	$19.04357	$20.03548	11,800
2017	$20.03548	$22.95204	4,586
2018	$22.95204	$19.04961	4,340
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.35533	$20.21882	1,258
2010	$20.21882	$22.71455	804
2011	$22.71455	$22.10345	803
2012	$22.10345	$24.96452	580
2013	$24.96452	$24.90440	616
2014	$24.90440	$24.89427	621
2015	$24.89427	$23.38421	628
2016	$23.38421	$23.62967	656
2017	$23.62967	$23.64372	327
2018	$23.64372	$23.65728	27

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.48406	$12.16878	8,168
2010	$12.16878	$14.28217	6,215
2011	$14.28217	$13.12397	3,783
2012	$13.12397	$14.60778	3,781
2013	$14.60778	$20.04546	3,691
2014	$20.04546	$21.28395	1,616
2015	$21.28395	$21.88472	1,212
2016	$21.88472	$21.91644	1,231
2017	$21.91644	$27.33032	1,127
2018	$27.33032	$25.78240	1,103
Invesco V.I. American Value Fund - Series I
2009	$8.99393	$12.28985	3,559
2010	$12.28985	$14.74707	2,716
2011	$14.74707	$14.60973	2,211
2012	$14.60973	$16.82211	1,645
2013	$16.82211	$22.17111	1,490
2014	$22.17111	$23.88523	990
2015	$23.88523	$21.30570	924
2016	$21.30570	$24.15527	803
2017	$24.15527	$26.07563	734
2018	$26.07563	$22.35717	95
Invesco V.I. American Value Fund - Series II
2009	$8.94164	$12.21425	6,846
2010	$12.21425	$14.64918	6,224
2011	$14.64918	$14.49903	1,657
2012	$14.49903	$16.66180	1,394
2013	$16.66180	$21.90515	1,208
2014	$21.90515	$23.54005	1,042
2015	$23.54005	$20.94419	1,125
2016	$20.94419	$23.68875	1,048
2017	$23.68875	$25.50663	599
2018	$25.50663	$21.81464	0
Invesco V.I. Comstock Fund - Series II
2009	$7.96414	$10.03838	43,217
2010	$10.03838	$11.40045	35,257
2011	$11.40045	$10.95517	26,739
2012	$10.95517	$12.78816	24,266
2013	$12.78816	$17.02846	19,982
2014	$17.02846	$18.23630	14,662
2015	$18.23630	$16.79182	12,983
2016	$16.79182	$19.28383	11,635
2017	$19.28383	$22.25805	2,798
2018	$22.25805	$19.14544	1,289
Invesco V.I. Equity and Income Fund - Series II
2009	$9.81955	$11.80651	7,744
2010	$11.80651	$12.98375	7,134
2011	$12.98375	$12.57967	5,693
2012	$12.57967	$13.87732	5,281
2013	$13.87732	$17.01202	4,553
2014	$17.01202	$18.16303	3,418
2015	$18.16303	$17.36789	2,469
2016	$17.36789	$19.57857	1,948
2017	$19.57857	$21.29206	0
2018	$21.29206	$18.86615	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.27528	$14.95441	32,669
2010	$14.95441	$16.46912	23,110
2011	$16.46912	$15.80106	20,491
2012	$15.80106	$17.73496	17,647
2013	$17.73496	$23.28734	16,831
2014	$23.28734	$25.13681	14,975
2015	$25.13681	$23.85680	11,325
2016	$23.85680	$27.96933	10,737
2017	$27.96933	$31.31146	8,987
2018	$31.31146	$26.55644	8,466
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.51871	$11.54100	1,722
2010	$11.54100	$14.41866	1,575
2011	$14.41866	$12.82896	1,242
2012	$12.82896	$14.05644	1,239
2013	$14.05644	$18.84845	1,150
2014	$18.84845	$19.92470	1,088
2015	$19.92470	$19.76182	1,013
2016	$19.76182	$19.51022	0
2017	$19.51022	$23.39397	0
2018	$23.39397	$21.61341	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.32492	$12.29398	31,465
2010	$12.29398	$13.55392	23,815
2011	$13.55392	$13.88828	14,552
2012	$13.88828	$15.34073	5,999
2013	$15.34073	$16.28915	5,947
2014	$16.28915	$16.68446	5,536
2015	$16.68446	$16.12672	2,164
2016	$16.12672	$17.75175	714
2017	$17.75175	$19.03208	688
2018	$19.03208	$17.93017	268
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.44944	$11.68487	11,830
2010	$11.68487	$13.65240	10,864
2011	$13.65240	$12.80002	7,217
2012	$12.80002	$13.89342	5,292
2013	$13.89342	$18.51466	5,090
2014	$18.51466	$19.47187	4,569
2015	$19.47187	$18.45537	4,411
2016	$18.45537	$20.96917	1,470
2017	$20.96917	$23.17400	547
2018	$23.17400	$20.89113	153
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.04979	$9.39490	33,008
2010	$9.39490	$10.82797	25,931
2011	$10.82797	$9.98280	18,794
2012	$9.98280	$10.98312	11,836
2013	$10.98312	$14.65136	11,155
2014	$14.65136	$15.48236	10,611
2015	$15.48236	$14.76235	4,718
2016	$14.76235	$16.97152	3,514
2017	$16.97152	$18.89032	3,313
2018	$18.89032	$17.03160	3,058

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.74193	$12.48959	13,417
2010	$12.48959	$15.07051	13,409
2011	$15.07051	$13.30724	5,114
2012	$13.30724	$14.90376	4,713
2013	$14.90376	$20.05410	3,590
2014	$20.05410	$20.87984	3,420
2015	$20.87984	$21.05369	3,234
2016	$21.05369	$20.92226	3,276
2017	$20.92226	$25.24497	1,991
2018	$25.24497	$24.06324	1,980
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.64838	$9.50577	23,988
2010	$9.50577	$11.70399	18,000
2011	$11.70399	$11.02809	15,069
2012	$11.02809	$12.39916	12,975
2013	$12.39916	$15.86135	11,998
2014	$15.86135	$17.36434	10,083
2015	$17.36434	$16.39929	8,592
2016	$16.39929	$18.73764	6,918
2017	$18.73764	$19.65114	3,546
2018	$19.65114	$16.38785	3,505
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.63333	$19.96688	3,856
2010	$19.96688	$21.50893	2,059
2011	$21.50893	$22.56778	436
2012	$22.56778	$26.11144	125
2013	$26.11144	$23.38657	125
2014	$23.38657	$23.61977	124
2015	$23.61977	$22.91262	124
2016	$22.91262	$24.87205	12
2017	$24.87205	$26.75713	0
2018	$26.75713	$24.41333	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.90791	$13.87271	4,498
2010	$13.87271	$15.53045	3,493
2011	$15.53045	$16.62494	1,780
2012	$16.62494	$18.86251	1,060
2013	$18.86251	$22.15597	626
2014	$22.15597	$22.72926	565
2015	$22.72926	$23.69480	2,623
2016	$23.69480	$24.52070	2,468
2017	$24.52070	$30.27058	2,191
2018	$30.27058	$29.18650	2,179
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.44341	$12.09633	2,208
2010	$12.09633	$14.58856	1,437
2011	$14.58856	$13.91992	1,050
2012	$13.91992	$15.62755	600
2013	$15.62755	$22.71470	600
2014	$22.71470	$23.71501	600
2015	$23.71501	$26.12786	600
2016	$26.12786	$25.22882	600
2017	$25.22882	$35.45363	600
2018	$35.45363	$37.42305	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.35219	$11.91845	0
2010	$11.91845	$14.34471	0
2011	$14.34471	$13.65315	0
2012	$13.65315	$15.28466	0
2013	$15.28466	$22.16385	0
2014	$22.16385	$23.08075	0
2015	$23.08075	$25.36762	0
2016	$25.36762	$24.42346	0
2017	$24.42346	$34.24363	0
2018	$34.24363	$36.06459	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.16688	$9.52608	1,297
2010	$9.52608	$12.36854	1,142
2011	$12.36854	$11.27022	1,152
2012	$11.27022	$12.00145	351
2013	$12.00145	$16.19664	289
2014	$16.19664	$16.19127	0
2015	$16.19127	$14.94130	0
2016	$14.94130	$13.37018	0
2017	$13.37018	$18.19175	0
2018	$18.19175	$19.73572	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.81155	$18.68144	9,450
2010	$18.68144	$23.75285	7,057
2011	$23.75285	$24.63692	4,045
2012	$24.63692	$27.96031	3,204
2013	$27.96031	$27.92667	3,124
2014	$27.92667	$35.47993	3,007
2015	$35.47993	$35.49663	1,680
2016	$35.49663	$37.12705	1,573
2017	$37.12705	$37.49309	921
2018	$37.49309	$33.86840	409
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.33293	$11.79111	32,863
2010	$11.79111	$12.63259	20,019
2011	$12.63259	$12.23024	12,078
2012	$12.23024	$13.66217	10,017
2013	$13.66217	$17.35752	9,647
2014	$17.35752	$19.61566	8,887
2015	$19.61566	$19.88395	7,912
2016	$19.88395	$19.04491	7,576
2017	$19.04491	$23.65165	2,751
2018	$23.65165	$21.83264	2,631
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.78127	$10.48148	15,035
2010	$10.48148	$11.59308	13,732
2011	$11.59308	$11.42388	12,893
2012	$11.42388	$12.57055	9,857
2013	$12.57055	$13.92289	9,765
2014	$13.92289	$14.76228	9,197
2015	$14.76228	$14.57282	3,894
2016	$14.57282	$15.01525	3,822
2017	$15.01525	$16.05934	3,752
2018	$16.05934	$14.89099	3,011

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.34777	$10.83770	4,823
2010	$10.83770	$13.52807	3,490
2011	$13.52807	$13.39069	3,254
2012	$13.39069	$15.26841	3,020
2013	$15.26841	$20.32696	2,708
2014	$20.32696	$21.05521	650
2015	$21.05521	$21.97970	520
2016	$21.97970	$22.02500	454
2017	$22.02500	$27.77418	326
2018	$27.77418	$25.54298	263
Oppenheimer Global Fund/VA - Service Shares
2009	$13.05934	$17.86391	8,806
2010	$17.86391	$20.28910	8,140
2011	$20.28910	$18.21812	7,183
2012	$18.21812	$21.62864	5,938
2013	$21.62864	$26.96130	5,696
2014	$26.96130	$27.00933	5,608
2015	$27.00933	$27.48598	4,602
2016	$27.48598	$26.93922	3,269
2017	$26.93922	$36.05145	3,023
2018	$36.05145	$30.64670	2,608
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.34062	$14.34351	48,295
2010	$14.34351	$16.15961	42,843
2011	$16.15961	$15.96599	31,465
2012	$15.96599	$17.73226	29,000
2013	$17.73226	$17.34210	27,382
2014	$17.34210	$17.44714	24,875
2015	$17.44714	$16.69933	25,264
2016	$16.69933	$17.41994	17,517
2017	$17.41994	$18.13330	12,782
2018	$18.13330	$16.99085	8,547
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.74192	$12.23965	48,534
2010	$12.23965	$13.91600	38,826
2011	$13.91600	$13.61751	32,650
2012	$13.61751	$15.58648	26,810
2013	$15.58648	$20.10989	24,754
2014	$20.10989	$21.79295	23,175
2015	$21.79295	$22.05658	15,453
2016	$22.05658	$24.09820	12,631
2017	$24.09820	$27.59261	8,290
2018	$27.59261	$24.89044	6,281
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.24069	$16.44706	11,912
2010	$16.44706	$19.86704	10,102
2011	$19.86704	$19.03747	7,229
2012	$19.03747	$21.98832	6,081
2013	$21.98832	$30.35213	4,969
2014	$30.35213	$33.26601	4,517
2015	$33.26601	$30.66398	2,751
2016	$30.66398	$35.42093	2,422
2017	$35.42093	$39.60950	2,021
2018	$39.60950	$34.78126	1,590

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.38766	$6.83753	48,655
2010	$6.83753	$7.46889	28,983
2011	$7.46889	$7.91315	24,707
2012	$7.91315	$8.55741	21,296
2013	$8.55741	$8.36802	21,866
2014	$8.36802	$8.78292	19,833
2015	$8.78292	$8.68199	21,622
2016	$8.68199	$8.78277	20,383
2017	$8.78277	$8.99944	0
2018	$8.99944	$8.71769	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.55018	11,871
2010	$12.55018	$13.87244	10,216
2011	$13.87244	$13.87937	8,664
2012	$13.87937	$16.25338	7,034
2013	$16.25338	$21.12620	6,958
2014	$21.12620	$23.36298	6,757
2015	$23.36298	$22.23528	6,729
2016	$22.23528	$24.80541	6,350
2017	$24.80541	$28.92281	4,562
2018	$28.92281	$25.97930	3,480
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.29482	$10.22878	13,971
2010	$10.22878	$11.12764	13,109
2011	$11.12764	$11.22586	11,454
2012	$11.22586	$12.40002	9,916
2013	$12.40002	$14.37441	8,328
2014	$14.37441	$15.61657	6,427
2015	$15.61657	$15.15592	4,981
2016	$15.15592	$16.06961	4,701
2017	$16.06961	$18.15528	4,069
2018	$18.15528	$17.26046	3,907
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.23776	$13.58744	6,316
2010	$13.58744	$15.29679	5,197
2011	$15.29679	$14.95311	5,213
2012	$14.95311	$16.76132	3,214
2013	$16.76132	$19.66020	3,149
2014	$19.66020	$21.11697	2,183
2015	$21.11697	$20.76426	2,193
2016	$20.76426	$21.75161	1,930
2017	$21.75161	$24.62843	1,922
2018	$24.62843	$22.41928	354
Putnam VT Global Health Care Fund - Class IB
2009	$10.57715	$13.08231	363
2010	$13.08231	$13.15852	361
2011	$13.15852	$12.76478	359
2012	$12.76478	$15.31945	357
2013	$15.31945	$21.30309	356
2014	$21.30309	$26.69174	354
2015	$26.69174	$28.24076	0
2016	$28.24076	$24.57544	0
2017	$24.57544	$27.81642	0
2018	$27.81642	$27.14105	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.90322	$18.86670	1,076
2010	$18.86670	$18.85920	1,114
2011	$18.85920	$17.51195	1,114
2012	$17.51195	$18.05516	1,146
2013	$18.05516	$20.17162	813
2014	$20.17162	$22.68745	461
2015	$22.68745	$20.06175	506
2016	$20.06175	$20.08294	530
2017	$20.08294	$24.08602	516
2018	$24.08602	$23.53056	453
Putnam VT Government Money Market Fund - Class IB
2009	$10.39150	$10.22149	23,350
2010	$10.22149	$10.03717	23,645
2011	$10.03717	$9.85410	21,307
2012	$9.85410	$9.67326	11,811
2013	$9.67326	$9.49623	11,467
2014	$9.49623	$9.32243	10,110
2015	$9.32243	$9.15181	9,702
2016	$9.15181	$8.98483	9,884
2017	$8.98483	$8.84186	9,550
2018	$8.84186	$8.78115	2,309
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05168	19,605
2017	$10.05168	$12.91720	16,325
2018	$12.91720	$12.98064	12,867
Putnam VT High Yield Fund - Class IB
2009	$11.63487	$17.15242	11,489
2010	$17.15242	$19.20117	4,637
2011	$19.20117	$19.17944	3,867
2012	$19.17944	$21.83957	2,754
2013	$21.83957	$23.12171	2,257
2014	$23.12171	$23.04999	2,136
2015	$23.04999	$21.41484	1,652
2016	$21.41484	$24.29050	1,605
2017	$24.29050	$25.51017	893
2018	$25.51017	$24.02132	224
Putnam VT Income Fund - Class IB
2009	$8.50639	$12.24570	18,613
2010	$12.24570	$13.20687	20,736
2011	$13.20687	$13.61282	15,258
2012	$13.61282	$14.79727	10,545
2013	$14.79727	$14.79683	9,227
2014	$14.79683	$15.46234	8,635
2015	$15.46234	$14.95644	8,401
2016	$14.95644	$14.97552	7,812
2017	$14.97552	$15.52387	4,969
2018	$15.52387	$15.26813	996

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.32612	$15.07979	19,058
2010	$15.07979	$16.28665	13,578
2011	$16.28665	$13.27999	12,660
2012	$13.27999	$15.89192	10,856
2013	$15.89192	$19.97861	10,371
2014	$19.97861	$18.28177	8,862
2015	$18.28177	$17.97050	8,557
2016	$17.97050	$17.20793	7,002
2017	$17.20793	$21.38321	5,354
2018	$21.38321	$16.97684	5,781
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.47207	$12.16374	6,827
2010	$12.16374	$13.60208	6,124
2011	$13.60208	$13.35803	6,017
2012	$13.35803	$15.31839	4,849
2013	$15.31839	$20.31821	4,340
2014	$20.31821	$22.71928	2,820
2015	$22.71928	$21.81567	2,764
2016	$21.81567	$23.99632	2,729
2017	$23.99632	$28.94169	2,669
2018	$28.94169	$26.23907	1,705
Putnam VT Research Fund - Class IB
2009	$9.26706	$12.11539	4,081
2010	$12.11539	$13.84024	3,546
2011	$13.84024	$13.34870	2,890
2012	$13.34870	$15.45033	2,427
2013	$15.45033	$20.22594	2,023
2014	$20.22594	$22.80417	1,670
2015	$22.80417	$22.03868	1,360
2016	$22.03868	$23.81509	1,294
2017	$23.81509	$28.83728	1,234
2018	$28.83728	$26.97177	1,172
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.48730	$13.60263	1,471
2010	$13.60263	$15.96395	5,790
2011	$15.96395	$14.87423	5,574
2012	$14.87423	$17.04688	2,682
2013	$17.04688	$22.83101	2,663
2014	$22.83101	$25.43411	2,235
2015	$25.43411	$24.89374	1,692
2016	$24.89374	$26.34038	1,555
2017	$26.34038	$33.41489	1,533
2018	$33.41489	$32.29764	550
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, added on or after May 1, 2003
Mortality & Expense = 1.70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.63092	$8.81303	101,850
2010	$8.81303	$10.11018	82,145
2011	$10.11018	$9.64331	62,325
2012	$9.64331	$10.98767	44,198
2013	$10.98767	$14.11686	28,510
2014	$14.11686	$15.46423	21,952
2015	$15.46423	$15.23497	22,471
2016	$15.23497	$16.10332	20,142
2017	$16.10332	$19.21160	16,137
2018	$19.21160	$17.59611	12,337
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.15239	$9.91432	0
2010	$9.91432	$10.94738	33,334
2011	$10.94738	$10.69501	32,113
2012	$10.69501	$11.70778	32,113
2013	$11.70778	$13.00234	32,113
2014	$13.00234	$13.29381	32,113
2015	$13.29381	$12.97338	32,113
2016	$12.97338	$13.39460	32,113
2017	$13.39460	$14.82467	32,113
2018	$14.82467	$13.92404	34,391
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.44627	$9.39114	30,271
2010	$9.39114	$10.53399	16,522
2011	$10.53399	$10.20700	27,674
2012	$10.20700	$11.32251	17,015
2013	$11.32251	$12.84539	14,675
2014	$12.84539	$13.18174	11,564
2015	$13.18174	$12.87323	11,879
2016	$12.87323	$13.36353	9,190
2017	$13.36353	$15.24446	7,870
2018	$15.24446	$14.04667	6,650
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.92624	$8.91403	18,628
2010	$8.91403	$10.13540	18,528
2011	$10.13540	$9.66288	18,437
2012	$9.66288	$10.91905	0
2013	$10.91905	$13.00620	0
2014	$13.00620	$13.36566	0
2015	$13.36566	$13.04359	0
2016	$13.04359	$13.61346	0
2017	$13.61346	$16.12181	0
2018	$16.12181	$14.54243	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.40399	$10.57698	6,374
2010	$10.57698	$11.12997	4,498
2011	$11.12997	$11.07180	4,182
2012	$11.07180	$11.54177	1,606
2013	$11.54177	$11.91347	1,482
2014	$11.91347	$12.10187	4,884
2015	$12.10187	$11.80549	606
2016	$11.80549	$12.06620	1,613
2017	$12.06620	$12.82893	1,529
2018	$12.82893	$12.29969	445
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.07648	844
2016	$18.07648	$17.74699	838
2017	$17.74699	$23.36492	832
2018	$23.36492	$25.72120	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.87134	$8.51454	46,777
2010	$8.51454	$9.58417	25,447
2011	$9.58417	$9.57118	22,400
2012	$9.57118	$10.85770	22,092
2013	$10.85770	$14.05173	35,716
2014	$14.05173	$15.61813	30,590
2015	$15.61813	$15.48882	31,192
2016	$15.48882	$16.95700	31,406
2017	$16.95700	$20.20004	28,204
2018	$20.20004	$18.87985	24,145
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.60891	$9.06157	13,816
2010	$9.06157	$11.43063	10,296
2011	$11.43063	$9.99782	7,368
2012	$9.99782	$11.23681	3,406
2013	$11.23681	$14.97902	3,644
2014	$14.97902	$15.58232	3,240
2015	$15.58232	$15.03878	2,703
2016	$15.03878	$16.51465	2,333
2017	$16.51465	$19.53209	2,135
2018	$19.53209	$16.33125	1,971
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.15377	$12.60726	83,954
2010	$12.60726	$14.43221	74,980
2011	$14.43221	$14.50070	58,350
2012	$14.50070	$15.96604	52,951
2013	$15.96604	$20.30188	35,300
2014	$20.30188	$21.73789	32,759
2015	$21.73789	$21.13313	28,352
2016	$21.13313	$23.14469	26,377
2017	$23.14469	$26.31024	26,568
2018	$26.31024	$24.62976	23,781

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.11301	$12.12340	322,857
2010	$12.12340	$13.40176	250,198
2011	$13.40176	$13.46253	174,286
2012	$13.46253	$14.87858	149,168
2013	$14.87858	$16.63252	123,567
2014	$16.63252	$17.07139	93,266
2015	$17.07139	$15.56717	77,204
2016	$15.56717	$17.41571	64,930
2017	$17.41571	$18.74128	58,060
2018	$18.74128	$17.59492	44,303
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.59530	$9.66731	176,468
2010	$9.66731	$10.58391	131,212
2011	$10.58391	$10.22787	115,643
2012	$10.22787	$11.27551	93,635
2013	$11.27551	$14.23024	69,695
2014	$14.23024	$15.70100	56,680
2015	$15.70100	$16.27057	50,551
2016	$16.27057	$15.67775	44,427
2017	$15.67775	$19.70691	39,066
2018	$19.70691	$19.04983	31,307
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.46882	$10.24606	30,134
2010	$10.24606	$11.25467	29,019
2011	$11.25467	$10.71556	17,504
2012	$10.71556	$11.91685	9,003
2013	$11.91685	$14.92048	8,846
2014	$14.92048	$15.47411	6,429
2015	$15.47411	$14.62746	5,838
2016	$14.62746	$16.09921	4,080
2017	$16.09921	$17.15474	3,946
2018	$17.15474	$14.94177	3,850
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.05256	$13.66829	225,061
2010	$13.66829	$14.91137	184,867
2011	$14.91137	$14.47765	128,218
2012	$14.47765	$16.22652	113,948
2013	$16.22652	$20.41917	97,419
2014	$20.41917	$21.46004	80,768
2015	$21.46004	$20.01500	69,170
2016	$20.01500	$22.79124	60,737
2017	$22.79124	$24.22954	56,680
2018	$24.22954	$21.61533	48,606
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.61566	$17.25305	73,316
2010	$17.25305	$21.70454	57,604
2011	$21.70454	$20.49434	51,312
2012	$20.49434	$23.80325	40,491
2013	$23.80325	$31.81658	28,253
2014	$31.81658	$31.39339	23,416
2015	$31.39339	$28.52475	22,832
2016	$28.52475	$36.43598	19,850
2017	$36.43598	$39.55912	15,282
2018	$39.55912	$33.81213	14,152

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.46504	$16.14988	0
2010	$16.14988	$20.22190	0
2011	$20.22190	$18.88195	0
2012	$18.88195	$20.53430	0
2013	$20.53430	$27.83333	0
2014	$27.83333	$29.34768	0
2015	$29.34768	$28.02781	0
2016	$28.02781	$28.64623	0
2017	$28.64623	$34.12267	0
2018	$34.12267	$31.67801	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.58210	$11.71489	179,558
2010	$11.71489	$12.10077	146,399
2011	$12.10077	$12.54711	115,441
2012	$12.54711	$12.54165	68,546
2013	$12.54165	$12.02918	34,608
2014	$12.02918	$12.20121	28,149
2015	$12.20121	$12.02740	24,976
2016	$12.02740	$11.87901	29,013
2017	$11.87901	$11.81176	28,599
2018	$11.81176	$11.62710	20,792
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.99961	$32.17238	30,848
2010	$32.17238	$37.11603	29,342
2011	$37.11603	$30.64132	21,747
2012	$30.64132	$34.01746	18,205
2013	$34.01746	$33.06675	12,655
2014	$33.06675	$29.71928	11,631
2015	$29.71928	$23.44139	9,644
2016	$23.44139	$27.01126	7,863
2017	$27.01126	$37.21374	5,941
2018	$37.21374	$30.74186	5,415
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.48157	$18.12634	149,751
2010	$18.12634	$19.27907	116,310
2011	$19.27907	$16.90364	84,668
2012	$16.90364	$19.60711	64,788
2013	$19.60711	$23.65552	50,196
2014	$23.65552	$20.62478	44,070
2015	$20.62478	$18.92105	38,521
2016	$18.92105	$19.89646	33,476
2017	$19.89646	$22.78137	31,796
2018	$22.78137	$18.89842	29,003
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.30525	$20.15021	206
2010	$20.15021	$22.62594	205
2011	$22.62594	$22.00603	204
2012	$22.00603	$24.84180	1,016
2013	$24.84180	$24.76937	201
2014	$24.76937	$24.74668	200
2015	$24.74668	$23.23372	199
2016	$23.23372	$23.46568	197
2017	$23.46568	$23.46786	196
2018	$23.46786	$23.46949	195

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.46246	$12.12748	27,121
2010	$12.12748	$14.22644	32,896
2011	$14.22644	$13.06612	27,542
2012	$13.06612	$14.53597	19,431
2013	$14.53597	$19.93676	9,050
2014	$19.93676	$21.15775	8,825
2015	$21.15775	$21.74389	9,167
2016	$21.74389	$21.76435	8,432
2017	$21.76435	$27.12707	5,118
2018	$27.12707	$25.57778	4,849
Invesco V.I. American Value Fund - Series I
2009	$8.97256	$12.25440	19,096
2010	$12.25440	$14.69703	17,409
2011	$14.69703	$14.55275	15,960
2012	$14.55275	$16.74794	15,195
2013	$16.74794	$22.06213	12,125
2014	$22.06213	$23.75573	7,996
2015	$23.75573	$21.17938	7,850
2016	$21.17938	$23.99985	7,646
2017	$23.99985	$25.89486	4,594
2018	$25.89486	$22.19101	4,282
Invesco V.I. American Value Fund - Series II
2009	$8.92037	$12.17899	49,333
2010	$12.17899	$14.59947	30,523
2011	$14.59947	$14.44248	27,949
2012	$14.44248	$16.58833	25,085
2013	$16.58833	$21.79746	19,018
2014	$21.79746	$23.41240	17,641
2015	$23.41240	$20.82000	13,981
2016	$20.82000	$23.53631	12,647
2017	$23.53631	$25.32979	13,516
2018	$25.32979	$21.65247	6,242
Invesco V.I. Comstock Fund - Series II
2009	$7.94520	$10.00941	117,239
2010	$10.00941	$11.36177	99,392
2011	$11.36177	$10.91245	59,938
2012	$10.91245	$12.73178	44,559
2013	$12.73178	$16.94477	34,417
2014	$16.94477	$18.13743	33,816
2015	$18.13743	$16.69227	29,482
2016	$16.69227	$19.15977	25,800
2017	$19.15977	$22.10377	22,214
2018	$22.10377	$19.00315	18,344
Invesco V.I. Equity and Income Fund - Series II
2009	$9.79620	$11.77244	32,367
2010	$11.77244	$12.93969	28,007
2011	$12.93969	$12.53061	18,901
2012	$12.53061	$13.81614	17,404
2013	$13.81614	$16.92839	13,569
2014	$16.92839	$18.06453	12,373
2015	$18.06453	$17.26490	11,525
2016	$17.26490	$19.45259	11,457
2017	$19.45259	$21.14444	11,486
2018	$21.14444	$18.72592	8,324

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.23988	$14.90370	101,888
2010	$14.90370	$16.40492	81,877
2011	$16.40492	$15.73145	65,425
2012	$15.73145	$17.64783	50,725
2013	$17.64783	$23.16114	40,053
2014	$23.16114	$24.98786	35,755
2015	$24.98786	$23.70335	34,499
2016	$23.70335	$27.77531	31,039
2017	$27.77531	$31.07867	21,452
2018	$31.07867	$26.34573	21,072
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.50084	$11.50770	8,065
2010	$11.50770	$14.36973	7,675
2011	$14.36973	$12.77893	7,062
2012	$12.77893	$13.99447	6,871
2013	$13.99447	$18.75581	2,077
2014	$18.75581	$19.81668	2,025
2015	$19.81668	$19.64467	784
2016	$19.64467	$19.38470	156
2017	$19.38470	$23.23181	154
2018	$23.23181	$21.45278	152
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.30477	$12.26115	98,247
2010	$12.26115	$13.51086	84,062
2011	$13.51086	$13.83712	71,174
2012	$13.83712	$15.27641	50,663
2013	$15.27641	$16.21258	35,236
2014	$16.21258	$16.59758	31,777
2015	$16.59758	$16.03457	30,326
2016	$16.03457	$17.64136	25,357
2017	$17.64136	$18.90424	24,614
2018	$18.90424	$17.80075	18,565
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.42901	$11.65365	35,443
2010	$11.65365	$13.60900	23,031
2011	$13.60900	$12.75284	20,787
2012	$12.75284	$13.83515	16,690
2013	$13.83515	$18.42761	14,366
2014	$18.42761	$19.37045	11,773
2015	$19.37045	$18.34989	5,560
2016	$18.34989	$20.83874	5,332
2017	$20.83874	$23.01832	4,111
2018	$23.01832	$20.74032	3,055
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.03238	$9.36980	65,181
2010	$9.36980	$10.79355	57,123
2011	$10.79355	$9.94601	43,213
2012	$9.94601	$10.93705	38,432
2013	$10.93705	$14.58249	30,144
2014	$14.58249	$15.40172	28,748
2015	$15.40172	$14.67798	21,800
2016	$14.67798	$16.86596	20,317
2017	$16.86596	$18.76343	20,830
2018	$18.76343	$16.90868	12,988

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.72304	$12.45626	27,279
2010	$12.45626	$15.02263	18,185
2011	$15.02263	$13.25821	16,487
2012	$13.25821	$14.84127	14,077
2013	$14.84127	$19.95985	9,964
2014	$19.95985	$20.77113	6,721
2015	$20.77113	$20.93342	6,809
2016	$20.93342	$20.79217	6,083
2017	$20.79217	$25.07543	4,311
2018	$25.07543	$23.88960	3,991
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.63183	$9.48038	141,824
2010	$9.48038	$11.66678	103,251
2011	$11.66678	$10.98745	81,668
2012	$10.98745	$12.34718	60,437
2013	$12.34718	$15.78681	47,295
2014	$15.78681	$17.27394	41,009
2015	$17.27394	$16.30559	36,094
2016	$16.30559	$18.62112	32,432
2017	$18.62112	$19.51915	30,970
2018	$19.51915	$16.26958	18,685
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.58825	$19.89916	16,169
2010	$19.89916	$21.42506	18,257
2011	$21.42506	$22.46835	16,110
2012	$22.46835	$25.98313	14,409
2013	$25.98313	$23.25978	10,953
2014	$23.25978	$23.47975	9,982
2015	$23.47975	$22.76519	7,060
2016	$22.76519	$24.69946	5,143
2017	$24.69946	$26.55814	4,155
2018	$26.55814	$24.21956	3,842
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.88015	$13.83035	80,483
2010	$13.83035	$15.47515	65,171
2011	$15.47515	$16.55732	40,097
2012	$16.55732	$18.77620	30,899
2013	$18.77620	$22.04336	26,857
2014	$22.04336	$22.60223	23,409
2015	$22.60223	$23.55038	17,102
2016	$23.55038	$24.35886	13,735
2017	$24.35886	$30.05573	13,083
2018	$30.05573	$28.96473	9,695
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.42572	$12.06142	21,456
2010	$12.06142	$14.53906	19,678
2011	$14.53906	$13.86564	13,332
2012	$13.86564	$15.55866	13,158
2013	$15.55866	$22.60307	9,157
2014	$22.60307	$23.58643	8,905
2015	$23.58643	$25.97297	6,829
2016	$25.97297	$25.06650	5,776
2017	$25.06650	$35.20789	3,283
2018	$35.20789	$37.14493	2,995

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.33472	$11.88408	1,692
2010	$11.88408	$14.29605	1,576
2011	$14.29605	$13.59991	1,555
2012	$13.59991	$15.21729	1,501
2013	$15.21729	$22.05493	1,185
2014	$22.05493	$22.95563	490
2015	$22.95563	$25.21724	266
2016	$25.21724	$24.26636	277
2017	$24.26636	$34.00633	212
2018	$34.00633	$35.79661	31
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.15847	$9.50826	59,236
2010	$9.50826	$12.33911	39,204
2011	$12.33911	$11.23768	32,544
2012	$11.23768	$11.96069	27,132
2013	$11.96069	$16.13342	16,609
2014	$16.13342	$16.11985	12,634
2015	$16.11985	$14.86781	9,489
2016	$14.86781	$13.29766	7,748
2017	$13.29766	$18.08402	5,677
2018	$18.08402	$19.60896	4,663
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.76880	$18.61802	43,984
2010	$18.61802	$23.66019	33,638
2011	$23.66019	$24.52835	25,408
2012	$24.52835	$27.82289	22,092
2013	$27.82289	$27.77526	17,923
2014	$27.77526	$35.26961	18,089
2015	$35.26961	$35.26823	15,201
2016	$35.26823	$36.86946	13,445
2017	$36.86946	$37.21429	11,862
2018	$37.21429	$33.59960	10,582
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.30888	$11.75110	108,194
2010	$11.75110	$12.58330	92,433
2011	$12.58330	$12.17632	62,741
2012	$12.17632	$13.59501	54,052
2013	$13.59501	$17.26339	41,109
2014	$17.26339	$19.49935	32,926
2015	$19.49935	$19.75599	28,178
2016	$19.75599	$18.91274	25,259
2017	$18.91274	$23.47575	23,924
2018	$23.47575	$21.65935	19,882
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.75593	$10.44590	43,525
2010	$10.44590	$11.54786	40,480
2011	$11.54786	$11.37355	32,357
2012	$11.37355	$12.50878	28,402
2013	$12.50878	$13.84742	20,381
2014	$13.84742	$14.67478	19,793
2015	$14.67478	$14.47906	18,087
2016	$14.47906	$14.91107	15,578
2017	$14.91107	$15.93991	15,532
2018	$15.93991	$14.77281	11,169

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.32369	$10.80092	22,320
2010	$10.80092	$13.47533	18,468
2011	$13.47533	$13.33170	16,426
2012	$13.33170	$15.19340	12,882
2013	$15.19340	$20.21678	7,300
2014	$20.21678	$20.93042	3,366
2015	$20.93042	$21.83832	2,948
2016	$21.83832	$21.87220	2,725
2017	$21.87220	$27.56768	2,589
2018	$27.56768	$25.34030	2,009
Oppenheimer Global Fund/VA - Service Shares
2009	$13.02166	$17.80329	20,031
2010	$17.80329	$20.20997	19,806
2011	$20.20997	$18.13783	13,848
2012	$18.13783	$21.52233	11,672
2013	$21.52233	$26.81513	11,669
2014	$26.81513	$26.84921	11,286
2015	$26.84921	$27.30910	6,617
2016	$27.30910	$26.75226	6,255
2017	$26.75226	$35.78333	4,549
2018	$35.78333	$30.40344	4,407
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.30503	$14.29486	157,374
2010	$14.29486	$16.09661	126,241
2011	$16.09661	$15.89566	106,665
2012	$15.89566	$17.64514	111,749
2013	$17.64514	$17.24812	89,800
2014	$17.24812	$17.34375	84,371
2015	$17.34375	$16.59192	72,242
2016	$16.59192	$17.29910	63,071
2017	$17.29910	$17.99849	51,028
2018	$17.99849	$16.85603	41,258
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.71380	$12.19809	163,749
2010	$12.19809	$13.86170	128,839
2011	$13.86170	$13.55747	105,658
2012	$13.55747	$15.50985	82,324
2013	$15.50985	$20.00084	61,705
2014	$20.00084	$21.66373	54,991
2015	$21.66373	$21.91463	52,940
2016	$21.91463	$23.93095	44,347
2017	$23.93095	$27.38738	37,777
2018	$27.38738	$24.69284	33,309
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.20537	$16.39124	66,703
2010	$16.39124	$19.78954	52,292
2011	$19.78954	$18.95356	42,979
2012	$18.95356	$21.88024	33,688
2013	$21.88024	$30.18756	22,892
2014	$30.18756	$33.06879	21,174
2015	$33.06879	$30.46666	17,975
2016	$30.46666	$35.17515	16,991
2017	$35.17515	$39.31494	15,272
2018	$39.31494	$34.50521	9,722

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.37385	$6.81927	136,731
2010	$6.81927	$7.44515	124,787
2011	$7.44515	$7.88399	86,261
2012	$7.88399	$8.52153	77,880
2013	$8.52153	$8.32870	66,562
2014	$8.32870	$8.73721	52,740
2015	$8.73721	$8.63241	53,011
2016	$8.63241	$8.72818	45,399
2017	$8.72818	$8.93902	45,165
2018	$8.93902	$8.65480	30,467
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.50759	86,150
2010	$12.50759	$13.81834	71,174
2011	$13.81834	$13.81820	56,271
2012	$13.81820	$16.17349	40,108
2013	$16.17349	$21.01166	33,311
2014	$21.01166	$23.22447	26,065
2015	$23.22447	$22.09219	23,990
2016	$22.09219	$24.63326	20,074
2017	$24.63326	$28.70769	24,134
2018	$28.70769	$25.77308	19,194
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.27089	$10.19408	64,248
2010	$10.19408	$11.08424	54,814
2011	$11.08424	$11.17638	44,860
2012	$11.17638	$12.33906	40,504
2013	$12.33906	$14.29646	34,487
2014	$14.29646	$15.52398	31,437
2015	$15.52398	$15.05839	26,838
2016	$15.05839	$15.95809	23,600
2017	$15.95809	$18.02026	19,103
2018	$18.02026	$17.12346	17,821
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.20824	$13.54137	28,411
2010	$13.54137	$15.23717	20,653
2011	$15.23717	$14.88725	16,742
2012	$14.88725	$16.67897	11,392
2013	$16.67897	$19.55365	10,095
2014	$19.55365	$20.99183	9,227
2015	$20.99183	$20.63069	6,317
2016	$20.63069	$21.60071	5,488
2017	$21.60071	$24.44531	5,096
2018	$24.44531	$22.24137	3,281
Putnam VT Global Health Care Fund - Class IB
2009	$10.54664	$13.03794	10,326
2010	$13.03794	$13.10721	9,565
2011	$13.10721	$12.70855	9,334
2012	$12.70855	$15.24419	8,493
2013	$15.24419	$21.18766	8,216
2014	$21.18766	$26.53359	5,834
2015	$26.53359	$28.05913	5,596
2016	$28.05913	$24.40497	5,598
2017	$24.40497	$27.60963	5,559
2018	$27.60963	$26.92570	5,516

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.85158	$18.80270	3,221
2010	$18.80270	$18.78565	2,179
2011	$18.78565	$17.43478	1,303
2012	$17.43478	$17.96642	750
2013	$17.96642	$20.06226	642
2014	$20.06226	$22.55296	582
2015	$22.55296	$19.93264	444
2016	$19.93264	$19.94357	451
2017	$19.94357	$23.90688	401
2018	$23.90688	$23.34380	363
Putnam VT Government Money Market Fund - Class IB
2009	$10.36154	$10.18684	299,181
2010	$10.18684	$9.99805	235,439
2011	$9.99805	$9.81071	185,102
2012	$9.81071	$9.62575	195,023
2013	$9.62575	$9.44477	202,977
2014	$9.44477	$9.26719	128,634
2015	$9.26719	$9.09295	109,177
2016	$9.09295	$8.92251	97,102
2017	$8.92251	$8.77614	89,594
2018	$8.77614	$8.71149	160,205
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05109	35,844
2017	$10.05109	$12.90997	28,890
2018	$12.90997	$12.96683	27,543
Putnam VT High Yield Fund - Class IB
2009	$11.60130	$17.09422	35,972
2010	$17.09422	$19.12629	27,719
2011	$19.12629	$19.09493	23,290
2012	$19.09493	$21.73224	21,294
2013	$21.73224	$22.99636	20,441
2014	$22.99636	$22.91335	16,893
2015	$22.91335	$21.27705	12,869
2016	$21.27705	$24.12195	9,286
2017	$24.12195	$25.32045	7,404
2018	$25.32045	$23.83067	6,722
Putnam VT Income Fund - Class IB
2009	$8.48185	$12.20418	155,591
2010	$12.20418	$13.15539	137,161
2011	$13.15539	$13.55287	112,600
2012	$13.55287	$14.72458	98,649
2013	$14.72458	$14.71666	82,063
2014	$14.71666	$15.37072	75,483
2015	$15.37072	$14.86024	67,297
2016	$14.86024	$14.87164	59,778
2017	$14.87164	$15.40846	50,864
2018	$15.40846	$15.14699	36,152

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.29058	$15.02864	55,998
2010	$15.02864	$16.22314	42,193
2011	$16.22314	$13.22147	42,047
2012	$13.22147	$15.81381	35,177
2013	$15.81381	$19.87031	31,047
2014	$19.87031	$18.17340	26,751
2015	$18.17340	$17.85489	25,621
2016	$17.85489	$17.08855	24,974
2017	$17.08855	$21.22421	23,783
2018	$21.22421	$16.84211	23,704
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.44476	$12.12250	20,742
2010	$12.12250	$13.54905	18,153
2011	$13.54905	$13.29919	13,109
2012	$13.29919	$15.24312	12,056
2013	$15.24312	$20.20810	10,975
2014	$20.20810	$22.58464	9,038
2015	$22.58464	$21.67533	5,757
2016	$21.67533	$23.82985	5,389
2017	$23.82985	$28.72652	5,612
2018	$28.72652	$26.03088	5,378
Putnam VT Research Fund - Class IB
2009	$9.24029	$12.07424	1,607
2010	$12.07424	$13.78620	1,178
2011	$13.78620	$13.28982	1,134
2012	$13.28982	$15.37433	1,074
2013	$15.37433	$20.11620	1,014
2014	$20.11620	$22.66888	930
2015	$22.66888	$21.89677	860
2016	$21.89677	$23.64973	801
2017	$23.64973	$28.62270	759
2018	$28.62270	$26.75760	717
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.45703	$13.55646	1,340
2010	$13.55646	$15.90166	8,696
2011	$15.90166	$14.80866	5,123
2012	$14.80866	$16.96308	4,553
2013	$16.96308	$22.70720	4,319
2014	$22.70720	$25.28330	3,968
2015	$25.28330	$24.73354	3,735
2016	$24.73354	$26.15756	3,362
2017	$26.15756	$33.16635	2,397
2018	$33.16635	$32.04126	2,288
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.62188	$8.79652	0
2010	$8.79652	$10.08610	0
2011	$10.08610	$9.61544	0
2012	$9.61544	$10.95033	0
2013	$10.95033	$14.06173	0
2014	$14.06173	$15.39599	0
2015	$15.39599	$15.16001	0
2016	$15.16001	$16.01594	0
2017	$16.01594	$19.09779	0
2018	$19.09779	$17.48305	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.14128	$9.89577	0
2010	$9.89577	$10.92134	0
2011	$10.92134	$10.66416	0
2012	$10.66416	$11.66803	0
2013	$11.66803	$12.95161	0
2014	$12.95161	$13.23518	0
2015	$13.23518	$12.90958	0
2016	$12.90958	$13.32195	0
2017	$13.32195	$14.73686	0
2018	$14.73686	$13.83459	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.43611	$9.37354	0
2010	$9.37354	$10.50891	0
2011	$10.50891	$10.17752	0
2012	$10.17752	$11.28404	0
2013	$11.28404	$12.79521	0
2014	$12.79521	$13.12356	0
2015	$13.12356	$12.80988	0
2016	$12.80988	$13.29101	0
2017	$13.29101	$15.15413	0
2018	$15.15413	$13.95640	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.91677	$8.89733	0
2010	$8.89733	$10.11126	0
2011	$10.11126	$9.63496	0
2012	$9.63496	$10.88195	0
2013	$10.88195	$12.95541	0
2014	$12.95541	$13.30666	0
2015	$13.30666	$12.97940	0
2016	$12.97940	$13.53958	0
2017	$13.53958	$16.02628	0
2018	$16.02628	$14.44897	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.39117	$10.55718	0
2010	$10.55718	$11.10346	0
2011	$11.10346	$11.03983	0
2012	$11.03983	$11.50255	0
2013	$11.50255	$11.86694	0
2014	$11.86694	$12.04846	0
2015	$12.04846	$11.74740	0
2016	$11.74740	$12.00072	0
2017	$12.00072	$12.75291	0
2018	$12.75291	$12.22064	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.98751	0
2016	$17.98751	$17.65066	0
2017	$17.65066	$23.22644	0
2018	$23.22644	$25.55586	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.86195	$8.49857	0
2010	$8.49857	$9.56133	0
2011	$9.56133	$9.54351	0
2012	$9.54351	$10.82076	0
2013	$10.82076	$13.99680	0
2014	$13.99680	$15.54915	0
2015	$15.54915	$15.41256	0
2016	$15.41256	$16.86494	0
2017	$16.86494	$20.08030	0
2018	$20.08030	$18.75848	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.59989	$9.04459	0
2010	$9.04459	$11.40341	0
2011	$11.40341	$9.96893	0
2012	$9.96893	$11.19861	0
2013	$11.19861	$14.92048	0
2014	$14.92048	$15.51351	0
2015	$15.51351	$14.96475	0
2016	$14.96475	$16.42499	0
2017	$16.42499	$19.41630	0
2018	$19.41630	$16.22624	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.11886	$12.55750	1,168
2010	$12.55750	$14.36794	1,095
2011	$14.36794	$14.42878	845
2012	$14.42878	$15.87874	434
2013	$15.87874	$20.18059	386
2014	$20.18059	$21.59701	384
2015	$21.59701	$20.98547	0
2016	$20.98547	$22.97128	0
2017	$22.97128	$26.10003	0
2018	$26.10003	$24.42066	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.09134	$12.08840	4,786
2010	$12.08840	$13.35626	1,785
2011	$13.35626	$13.41000	1,616
2012	$13.41000	$14.81296	1,538
2013	$14.81296	$16.55073	1,525
2014	$16.55073	$16.97878	1,393
2015	$16.97878	$15.47482	1,317
2016	$15.47482	$17.30360	0
2017	$17.30360	$18.61131	0
2018	$18.61131	$17.46410	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.57888	$9.64147	0
2010	$9.64147	$10.55026	0
2011	$10.55026	$10.19018	0
2012	$10.19018	$11.22822	0
2013	$11.22822	$14.16334	0
2014	$14.16334	$15.61922	0
2015	$15.61922	$16.17756	0
2016	$16.17756	$15.58020	0
2017	$15.58020	$19.57446	0
2018	$19.57446	$18.91227	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.45727	$10.22687	0
2010	$10.22687	$11.22787	0
2011	$11.22787	$10.68459	0
2012	$10.68459	$11.87635	0
2013	$11.87635	$14.86219	0
2014	$14.86219	$15.40580	0
2015	$15.40580	$14.55546	0
2016	$14.55546	$16.01181	0
2017	$16.01181	$17.05306	0
2018	$17.05306	$14.84572	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.01455	$13.61434	1,587
2010	$13.61434	$14.84495	1,592
2011	$14.84495	$14.40583	1,555
2012	$14.40583	$16.13778	1,494
2013	$16.13778	$20.29715	1,423
2014	$20.29715	$21.32094	1,393
2015	$21.32094	$19.87514	1,386
2016	$19.87514	$22.62048	1,144
2017	$22.62048	$24.03594	1,163
2018	$24.03594	$21.43181	515
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.56884	$17.18495	716
2010	$17.18495	$21.60786	711
2011	$21.60786	$20.39267	256
2012	$20.39267	$23.67307	242
2013	$23.67307	$31.62646	223
2014	$31.62646	$31.18988	225
2015	$31.18988	$28.32539	222
2016	$28.32539	$36.16296	207
2017	$36.16296	$39.24301	203
2018	$39.24301	$33.52504	201

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.42560	$16.08613	0
2010	$16.08613	$20.13182	0
2011	$20.13182	$18.78828	0
2012	$18.78828	$20.42198	0
2013	$20.42198	$27.66698	0
2014	$27.66698	$29.15741	0
2015	$29.15741	$27.83189	0
2016	$27.83189	$28.43152	0
2017	$28.43152	$33.84993	0
2018	$33.84993	$31.40896	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.55459	$11.68111	0
2010	$11.68111	$12.05972	0
2011	$12.05972	$12.49821	0
2012	$12.49821	$12.48639	0
2013	$12.48639	$11.97006	0
2014	$11.97006	$12.13506	0
2015	$12.13506	$11.95610	0
2016	$11.95610	$11.80259	0
2017	$11.80259	$11.72989	0
2018	$11.72989	$11.54069	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.93433	$32.04550	10
2010	$32.04550	$36.95084	9
2011	$36.95084	$30.48941	11
2012	$30.48941	$33.83154	11
2013	$33.83154	$32.86926	0
2014	$32.86926	$29.52671	0
2015	$29.52671	$23.27761	0
2016	$23.27761	$26.80892	0
2017	$26.80892	$36.91645	0
2018	$36.91645	$30.48090	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.43523	$18.05482	1,011
2010	$18.05482	$19.19322	994
2011	$19.19322	$16.81980	1,009
2012	$16.81980	$19.49991	957
2013	$19.49991	$23.51419	916
2014	$23.51419	$20.49109	948
2015	$20.49109	$18.78881	433
2016	$18.78881	$19.74735	0
2017	$19.74735	$22.59930	0
2018	$22.59930	$18.73794	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.24578	$20.07072	0
2010	$20.07072	$22.52521	0
2011	$22.52521	$21.89693	0
2012	$21.89693	$24.70601	0
2013	$24.70601	$24.62141	0
2014	$24.62141	$24.58632	0
2015	$24.58632	$23.07140	0
2016	$23.07140	$23.28989	0
2017	$23.28989	$23.28038	0
2018	$23.28038	$23.27026	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.43679	$12.07961	390
2010	$12.07961	$14.16308	386
2011	$14.16308	$13.00131	385
2012	$13.00131	$14.45647	381
2013	$14.45647	$19.81763	354
2014	$19.81763	$21.02060	352
2015	$21.02060	$21.59192	349
2016	$21.59192	$21.60126	347
2017	$21.60126	$26.91030	345
2018	$26.91030	$25.36059	0
Invesco V.I. American Value Fund - Series I
2009	$8.95122	$12.21904	432
2010	$12.21904	$14.64717	401
2011	$14.64717	$14.49600	407
2012	$14.49600	$16.67412	0
2013	$16.67412	$21.95370	0
2014	$21.95370	$23.62692	0
2015	$23.62692	$21.05380	0
2016	$21.05380	$23.84542	0
2017	$23.84542	$25.71534	0
2018	$25.71534	$22.02605	0
Invesco V.I. American Value Fund - Series II
2009	$8.89917	$12.14386	0
2010	$12.14386	$14.54995	0
2011	$14.54995	$14.38616	0
2012	$14.38616	$16.51521	0
2013	$16.51521	$21.69033	0
2014	$21.69033	$23.28544	0
2015	$23.28544	$20.69655	0
2016	$20.69655	$23.38487	0
2017	$23.38487	$25.15418	0
2018	$25.15418	$21.49151	0
Invesco V.I. Comstock Fund - Series II
2009	$7.92631	$9.98053	485
2010	$9.98053	$11.32322	482
2011	$11.32322	$10.86990	479
2012	$10.86990	$12.67566	476
2013	$12.67566	$16.86148	474
2014	$16.86148	$18.03907	472
2015	$18.03907	$16.59328	470
2016	$16.59328	$19.03648	468
2017	$19.03648	$21.95051	466
2018	$21.95051	$18.86188	464
Invesco V.I. Equity and Income Fund - Series II
2009	$9.77290	$11.73846	389
2010	$11.73846	$12.89578	369
2011	$12.89578	$12.48174	347
2012	$12.48174	$13.75523	331
2013	$13.75523	$16.84519	300
2014	$16.84519	$17.96660	263
2015	$17.96660	$17.16256	237
2016	$17.16256	$19.32744	0
2017	$19.32744	$20.99787	0
2018	$20.99787	$18.58673	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.19780	$14.84489	3,449
2010	$14.84489	$16.33187	3,427
2011	$16.33187	$15.65343	1,265
2012	$15.65343	$17.55133	895
2013	$17.55133	$23.02277	868
2014	$23.02277	$24.82592	837
2015	$24.82592	$23.53772	439
2016	$23.53772	$27.56722	408
2017	$27.56722	$30.83035	380
2018	$30.83035	$26.12205	373
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.48299	$11.47446	509
2010	$11.47446	$14.32093	471
2011	$14.32093	$12.72905	442
2012	$12.72905	$13.93273	439
2013	$13.93273	$18.66354	401
2014	$18.66354	$19.70913	392
2015	$19.70913	$19.52809	357
2016	$19.52809	$19.25986	348
2017	$19.25986	$23.07061	333
2018	$23.07061	$21.29318	310
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.28463	$12.22840	0
2010	$12.22840	$13.46788	0
2011	$13.46788	$13.78609	0
2012	$13.78609	$15.21229	0
2013	$15.21229	$16.13631	0
2014	$16.13631	$16.51107	0
2015	$16.51107	$15.94287	0
2016	$15.94287	$17.53155	0
2017	$17.53155	$18.77714	0
2018	$18.77714	$17.67217	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.40861	$11.62249	392
2010	$11.62249	$13.56570	351
2011	$13.56570	$12.70580	341
2012	$12.70580	$13.77708	331
2013	$13.77708	$18.34091	276
2014	$18.34091	$19.26949	245
2015	$19.26949	$18.24493	223
2016	$18.24493	$20.70903	0
2017	$20.70903	$22.86356	0
2018	$22.86356	$20.59049	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.01499	$9.34473	0
2010	$9.34473	$10.75918	0
2011	$10.75918	$9.90929	0
2012	$9.90929	$10.89112	0
2013	$10.89112	$14.51384	0
2014	$14.51384	$15.32141	0
2015	$15.32141	$14.59399	0
2016	$14.59399	$16.76093	0
2017	$16.76093	$18.63721	0
2018	$18.63721	$16.78647	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.70415	$12.42295	0
2010	$12.42295	$14.97483	0
2011	$14.97483	$13.20930	0
2012	$13.20930	$14.77897	0
2013	$14.77897	$19.86594	0
2014	$19.86594	$20.66286	0
2015	$20.66286	$20.81368	0
2016	$20.81368	$20.66274	0
2017	$20.66274	$24.90685	0
2018	$24.90685	$23.71702	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.61532	$9.45505	258
2010	$9.45505	$11.62969	256
2011	$11.62969	$10.94694	255
2012	$10.94694	$12.29536	253
2013	$12.29536	$15.71255	252
2014	$15.71255	$17.18391	251
2015	$17.18391	$16.21234	250
2016	$16.21234	$18.50522	249
2017	$18.50522	$19.38793	248
2018	$19.38793	$16.15205	247
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.53466	$19.82067	629
2010	$19.82067	$21.32969	619
2011	$21.32969	$22.35698	484
2012	$22.35698	$25.84113	0
2013	$25.84113	$23.12087	0
2014	$23.12087	$23.32762	0
2015	$23.32762	$22.60615	0
2016	$22.60615	$24.51444	0
2017	$24.51444	$26.34597	0
2018	$26.34597	$24.01397	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.85244	$13.78810	347
2010	$13.78810	$15.42000	344
2011	$15.42000	$16.48993	342
2012	$16.48993	$18.69022	340
2013	$18.69022	$21.93124	339
2014	$21.93124	$22.47580	337
2015	$22.47580	$23.40670	336
2016	$23.40670	$24.19796	334
2017	$24.19796	$29.84222	333
2018	$29.84222	$28.74448	332
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.40806	$12.02661	0
2010	$12.02661	$14.48972	0
2011	$14.48972	$13.81156	0
2012	$13.81156	$15.49006	0
2013	$15.49006	$22.49194	0
2014	$22.49194	$23.45852	0
2015	$23.45852	$25.81895	0
2016	$25.81895	$24.90521	0
2017	$24.90521	$34.96382	0
2018	$34.96382	$36.86884	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.31726	$11.84976	76
2010	$11.84976	$14.24752	71
2011	$14.24752	$13.54685	72
2012	$13.54685	$15.15017	71
2013	$15.15017	$21.94649	0
2014	$21.94649	$22.83112	0
2015	$22.83112	$25.06768	0
2016	$25.06768	$24.11018	0
2017	$24.11018	$33.77054	0
2018	$33.77054	$35.53051	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.15007	$9.49043	0
2010	$9.49043	$12.30971	0
2011	$12.30971	$11.20521	0
2012	$11.20521	$11.92002	0
2013	$11.92002	$16.07037	0
2014	$16.07037	$16.04868	0
2015	$16.04868	$14.79461	0
2016	$14.79461	$13.22547	0
2017	$13.22547	$17.97682	0
2018	$17.97682	$19.48290	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.71801	$18.54452	1,095
2010	$18.54452	$23.55479	958
2011	$23.55479	$24.40666	834
2012	$24.40666	$27.67072	372
2013	$27.67072	$27.60926	382
2014	$27.60926	$35.04097	365
2015	$35.04097	$35.02175	356
2016	$35.02175	$36.59320	348
2017	$36.59320	$36.91691	356
2018	$36.91691	$33.31430	106
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.28490	$11.71122	879
2010	$11.71122	$12.53422	644
2011	$12.53422	$12.12265	634
2012	$12.12265	$13.52817	638
2013	$13.52817	$17.16977	554
2014	$17.16977	$19.38373	554
2015	$19.38373	$19.62883	547
2016	$19.62883	$18.78145	546
2017	$18.78145	$23.30108	539
2018	$23.30108	$21.48736	199
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.72582	$10.40469	434
2010	$10.40469	$11.49644	431
2011	$11.49644	$11.31715	436
2012	$11.31715	$12.44039	0
2013	$12.44039	$13.76469	0
2014	$13.76469	$14.57967	0
2015	$14.57967	$14.37789	0
2016	$14.37789	$14.79937	0
2017	$14.79937	$15.81257	0
2018	$15.81257	$14.64740	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.29504	$10.75826	0
2010	$10.75826	$13.41526	0
2011	$13.41526	$13.26552	0
2012	$13.26552	$15.11025	0
2013	$15.11025	$20.09591	0
2014	$20.09591	$20.79467	0
2015	$20.79467	$21.68561	0
2016	$21.68561	$21.70822	0
2017	$21.70822	$27.34729	0
2018	$27.34729	$25.12504	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.97690	$17.73305	151
2010	$17.73305	$20.11998	0
2011	$20.11998	$18.04786	0
2012	$18.04786	$21.40464	0
2013	$21.40464	$26.65490	0
2014	$26.65490	$26.67517	0
2015	$26.67517	$27.11826	0
2016	$27.11826	$26.55181	0
2017	$26.55181	$35.49740	0
2018	$35.49740	$30.14528	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.26274	$14.23848	2,117
2010	$14.23848	$16.02494	1,966
2011	$16.02494	$15.81686	1,514
2012	$15.81686	$17.54870	390
2013	$17.54870	$17.14509	405
2014	$17.14509	$17.23136	395
2015	$17.23136	$16.47599	411
2016	$16.47599	$17.16950	387
2017	$17.16950	$17.85468	421
2018	$17.85468	$16.71293	432
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.68040	$12.14995	2,130
2010	$12.14995	$13.79996	1,885
2011	$13.79996	$13.49022	888
2012	$13.49022	$15.42501	517
2013	$15.42501	$19.88131	513
2014	$19.88131	$21.52329	516
2015	$21.52329	$21.76146	511
2016	$21.76146	$23.75161	499
2017	$23.75161	$27.16851	492
2018	$27.16851	$24.48317	175
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.16341	$16.32654	380
2010	$16.32654	$19.70140	359
2011	$19.70140	$18.85954	333
2012	$18.85954	$21.76058	305
2013	$21.76058	$30.00719	245
2014	$30.00719	$32.85445	240
2015	$32.85445	$30.25376	227
2016	$30.25376	$34.91159	215
2017	$34.91159	$39.00078	195
2018	$39.00078	$34.21221	185

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.36007	$6.80105	0
2010	$6.80105	$7.42149	0
2011	$7.42149	$7.85494	0
2012	$7.85494	$8.48579	0
2013	$8.48579	$8.28953	0
2014	$8.28953	$8.69167	0
2015	$8.69167	$8.58304	0
2016	$8.58304	$8.67385	0
2017	$8.67385	$8.87892	0
2018	$8.87892	$8.59227	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.45821	449
2010	$12.45821	$13.75678	453
2011	$13.75678	$13.74965	453
2012	$13.74965	$16.08503	22
2013	$16.08503	$20.88609	0
2014	$20.88609	$23.07391	0
2015	$23.07391	$21.93778	0
2016	$21.93778	$24.44867	0
2017	$24.44867	$28.47828	564
2018	$28.47828	$25.55424	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.24245	$10.15386	2,462
2010	$10.15386	$11.03488	2,453
2011	$11.03488	$11.12096	1,412
2012	$11.12096	$12.27161	1,406
2013	$12.27161	$14.21106	1,414
2014	$14.21106	$15.42338	1,422
2015	$15.42338	$14.95318	273
2016	$14.95318	$15.83854	261
2017	$15.83854	$17.87629	265
2018	$17.87629	$16.97809	264
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.17314	$13.48793	1,456
2010	$13.48793	$15.16931	1,449
2011	$15.16931	$14.81342	943
2012	$14.81342	$16.58778	936
2013	$16.58778	$19.43684	930
2014	$19.43684	$20.85579	924
2015	$20.85579	$20.48655	0
2016	$20.48655	$21.43890	0
2017	$21.43890	$24.25002	0
2018	$24.25002	$22.05257	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.51035	$12.98646	412
2010	$12.98646	$13.04881	197
2011	$13.04881	$12.64548	204
2012	$12.64548	$15.16079	191
2013	$15.16079	$21.06101	177
2014	$21.06101	$26.36155	158
2015	$26.36155	$27.86300	155
2016	$27.86300	$24.22205	166
2017	$24.22205	$27.38894	166
2018	$27.38894	$26.69701	170

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.79025	$18.72853	0
2010	$18.72853	$18.70202	0
2011	$18.70202	$17.34835	0
2012	$17.34835	$17.86821	0
2013	$17.86821	$19.94243	0
2014	$19.94243	$22.40683	0
2015	$22.40683	$19.79340	0
2016	$19.79340	$19.79419	0
2017	$19.79419	$23.71591	0
2018	$23.71591	$23.14565	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.32592	$10.14664	3,087
2010	$10.14664	$9.95352	3,331
2011	$9.95352	$9.76204	2,853
2012	$9.76204	$9.57311	703
2013	$9.57311	$9.38833	735
2014	$9.38833	$9.20711	740
2015	$9.20711	$9.02940	766
2016	$9.02940	$8.85564	754
2017	$8.85564	$8.70599	859
2018	$8.70599	$8.63752	853
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05050	2,696
2017	$10.05050	$12.90273	2,447
2018	$12.90273	$12.95303	1,044
Putnam VT High Yield Fund - Class IB
2009	$11.56144	$17.02683	18,223
2010	$17.02683	$19.04118	17,768
2011	$19.04118	$19.00029	17,765
2012	$19.00029	$21.61350	15,639
2013	$21.61350	$22.85905	15,622
2014	$22.85905	$22.76493	15,332
2015	$22.76493	$21.12845	0
2016	$21.12845	$23.94131	0
2017	$23.94131	$25.11823	0
2018	$25.11823	$23.62844	0
Putnam VT Income Fund - Class IB
2009	$8.45270	$12.15604	776
2010	$12.15604	$13.09683	762
2011	$13.09683	$13.48569	717
2012	$13.48569	$14.64412	753
2013	$14.64412	$14.62877	832
2014	$14.62877	$15.27116	833
2015	$15.27116	$14.75645	875
2016	$14.75645	$14.76028	883
2017	$14.76028	$15.28539	1,008
2018	$15.28539	$15.01845	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.24832	$14.96933	384
2010	$14.96933	$16.15090	392
2011	$16.15090	$13.15589	413
2012	$13.15589	$15.72734	403
2013	$15.72734	$19.75157	373
2014	$19.75157	$18.05559	393
2015	$18.05559	$17.73010	378
2016	$17.73010	$16.96049	395
2017	$16.96049	$21.05461	361
2018	$21.05461	$16.69910	402
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.41226	$12.07462	0
2010	$12.07462	$13.48867	0
2011	$13.48867	$13.23319	0
2012	$13.23319	$15.15974	0
2013	$15.15974	$20.08731	0
2014	$20.08731	$22.43822	0
2015	$22.43822	$21.52382	0
2016	$21.52382	$23.65125	0
2017	$23.65125	$28.49692	0
2018	$28.49692	$25.80980	0
Putnam VT Research Fund - Class IB
2009	$9.20853	$12.02662	0
2010	$12.02662	$13.72484	0
2011	$13.72484	$13.22394	0
2012	$13.22394	$15.29031	0
2013	$15.29031	$19.99607	0
2014	$19.99607	$22.52204	0
2015	$22.52204	$21.74383	0
2016	$21.74383	$23.47262	0
2017	$23.47262	$28.39411	0
2018	$28.39411	$26.53052	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.42108	$13.50296	0
2010	$13.50296	$15.83084	654
2011	$15.83084	$14.73521	625
2012	$14.73521	$16.87032	618
2013	$16.87032	$22.57153	590
2014	$22.57153	$25.11943	576
2015	$25.11943	$24.56071	536
2016	$24.56071	$25.96159	522
2017	$25.96159	$32.90137	485
2018	$32.90137	$31.76925	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to
May 1, 2003 or With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003
Mortality & Expense = 1.80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.61282	$8.78000	16,911
2010	$8.78000	$10.06204	11,791
2011	$10.06204	$9.58762	7,876
2012	$9.58762	$10.91307	7,020
2013	$10.91307	$14.00674	4,389
2014	$14.00674	$15.32796	4,162
2015	$15.32796	$15.08533	3,964
2016	$15.08533	$15.92894	3,654
2017	$15.92894	$18.98452	3,480
2018	$18.98452	$17.37059	3,316
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.13017	$9.87724	8,807
2010	$9.87724	$10.89533	9,885
2011	$10.89533	$10.63335	7,781
2012	$10.63335	$11.62837	7,308
2013	$11.62837	$12.90099	6,852
2014	$12.90099	$13.17674	6,331
2015	$13.17674	$12.84602	26,944
2016	$12.84602	$13.24964	23,396
2017	$13.24964	$14.64953	20,067
2018	$14.64953	$13.74568	17,567
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.42596	$9.35599	4,233
2010	$9.35599	$10.48389	4,203
2011	$10.48389	$10.14812	4,170
2012	$10.14812	$11.24570	4,140
2013	$11.24570	$12.74525	4,111
2014	$12.74525	$13.06566	4,082
2015	$13.06566	$12.74687	4,051
2016	$12.74687	$13.21889	4,021
2017	$13.21889	$15.06435	3,992
2018	$15.06435	$13.86673	3,961
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.90734	$8.88065	0
2010	$8.88065	$10.08718	0
2011	$10.08718	$9.60711	0
2012	$9.60711	$10.84495	0
2013	$10.84495	$12.90478	0
2014	$12.90478	$13.24791	0
2015	$13.24791	$12.91549	0
2016	$12.91549	$13.46606	0
2017	$13.46606	$15.93126	0
2018	$15.93126	$14.35607	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.37837	$10.53742	0
2010	$10.53742	$11.07704	0
2011	$11.07704	$11.00796	0
2012	$11.00796	$11.46349	0
2013	$11.46349	$11.82062	0
2014	$11.82062	$11.99531	0
2015	$11.99531	$11.68961	0
2016	$11.68961	$11.93561	0
2017	$11.93561	$12.67734	0
2018	$12.67734	$12.14211	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.89891	807
2016	$17.89891	$17.55479	0
2017	$17.55479	$23.08870	1,056
2018	$23.08870	$25.39150	1,485
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.85260	$8.48266	1,012
2010	$8.48266	$9.53857	1,729
2011	$9.53857	$9.51594	998
2012	$9.51594	$10.78400	2,665
2013	$10.78400	$13.94213	1,538
2014	$13.94213	$15.48052	1,337
2015	$15.48052	$15.33671	782
2016	$15.33671	$16.77340	743
2017	$16.77340	$19.96128	2,877
2018	$19.96128	$18.63789	1,915
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.59088	$9.02764	1,044
2010	$9.02764	$11.37624	6,236
2011	$11.37624	$9.94012	3,312
2012	$9.94012	$11.16053	4,941
2013	$11.16053	$14.86218	3,770
2014	$14.86218	$15.44502	3,609
2015	$15.44502	$14.89109	3,089
2016	$14.89109	$16.33584	3,055
2017	$16.33584	$19.30124	3,557
2018	$19.30124	$16.12195	3,552
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.08686	$12.51140	50,695
2010	$12.51140	$14.30790	46,092
2011	$14.30790	$14.36117	43,340
2012	$14.36117	$15.79627	42,491
2013	$15.79627	$20.06554	38,843
2014	$20.06554	$21.46295	34,160
2015	$21.46295	$20.84455	31,144
2016	$20.84455	$22.80544	30,754
2017	$22.80544	$25.89861	30,423
2018	$25.89861	$24.21998	6,262

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.06972	$12.05351	82,699
2010	$12.05351	$13.31093	63,795
2011	$13.31093	$13.35769	52,594
2012	$13.35769	$14.74765	45,006
2013	$14.74765	$16.46935	44,964
2014	$16.46935	$16.88668	41,400
2015	$16.88668	$15.38303	47,643
2016	$15.38303	$17.19224	43,732
2017	$17.19224	$18.48225	42,395
2018	$18.48225	$17.33426	24,250
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.56244	$9.61567	46,229
2010	$9.61567	$10.51665	41,250
2011	$10.51665	$10.15255	35,409
2012	$10.15255	$11.18104	30,602
2013	$11.18104	$14.09663	26,396
2014	$14.09663	$15.53773	22,659
2015	$15.53773	$16.08495	20,217
2016	$16.08495	$15.48314	15,855
2017	$15.48314	$19.44277	13,841
2018	$19.44277	$18.77555	12,949
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.44574	$10.20772	3,206
2010	$10.20772	$11.20114	6,516
2011	$11.20114	$10.65372	5,097
2012	$10.65372	$11.83598	4,941
2013	$11.83598	$14.80413	7,486
2014	$14.80413	$15.33780	7,283
2015	$15.33780	$14.48382	6,942
2016	$14.48382	$15.92491	6,807
2017	$15.92491	$16.95199	6,277
2018	$16.95199	$14.75030	5,764
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.97968	$13.56433	96,889
2010	$13.56433	$14.78288	80,057
2011	$14.78288	$14.33829	67,838
2012	$14.33829	$16.05391	64,018
2013	$16.05391	$20.18139	56,748
2014	$20.18139	$21.18852	50,897
2015	$21.18852	$19.74162	45,856
2016	$19.74162	$22.45709	41,282
2017	$22.45709	$23.85035	35,729
2018	$23.85035	$21.25559	18,877
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.52593	$17.12185	29,105
2010	$17.12185	$21.51757	27,858
2011	$21.51757	$20.29713	24,740
2012	$20.29713	$23.55013	22,665
2013	$23.55013	$31.44618	21,072
2014	$31.44618	$30.99628	19,284
2015	$30.99628	$28.13521	16,504
2016	$28.13521	$35.90190	15,853
2017	$35.90190	$38.94016	16,551
2018	$38.94016	$33.24953	5,734

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.38948	$16.02709	806
2010	$16.02709	$20.04774	535
2011	$20.04774	$18.70028	528
2012	$18.70028	$20.31595	529
2013	$20.31595	$27.50932	499
2014	$27.50932	$28.97646	234
2015	$28.97646	$27.64506	222
2016	$27.64506	$28.22631	112
2017	$28.22631	$33.58875	102
2018	$33.58875	$31.15090	93
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.52712	$11.64741	56,721
2010	$11.64741	$12.01879	46,006
2011	$12.01879	$12.44946	50,139
2012	$12.44946	$12.43132	48,844
2013	$12.43132	$11.91118	20,231
2014	$11.91118	$12.06922	19,117
2015	$12.06922	$11.88517	18,008
2016	$11.88517	$11.72662	15,188
2017	$11.72662	$11.64853	342
2018	$11.64853	$11.45487	5,388
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.87440	$31.92780	12,136
2010	$31.92780	$36.79640	11,156
2011	$36.79640	$30.34651	2,181
2012	$30.34651	$33.65575	2,425
2013	$33.65575	$32.68180	2,334
2014	$32.68180	$29.34334	2,131
2015	$29.34334	$23.12123	1,810
2016	$23.12123	$26.61529	1,663
2017	$26.61529	$36.63146	1,678
2018	$36.63146	$30.23031	1,782
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.39272	$17.98853	38,040
2010	$17.98853	$19.11302	24,924
2011	$19.11302	$16.74098	23,418
2012	$16.74098	$19.39860	21,142
2013	$19.39860	$23.38013	11,948
2014	$23.38013	$20.36386	11,171
2015	$20.36386	$18.66263	11,030
2016	$18.66263	$19.60477	10,543
2017	$19.60477	$22.42487	10,616
2018	$22.42487	$18.58393	10,610
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.19123	$19.99704	296
2010	$19.99704	$22.43111	282
2011	$22.43111	$21.79435	198
2012	$21.79435	$24.57770	191
2013	$24.57770	$24.48105	207
2014	$24.48105	$24.43370	204
2015	$24.43370	$22.91649	196
2016	$22.91649	$23.12176	0
2017	$23.12176	$23.10072	0
2018	$23.10072	$23.07904	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.41326	$12.03527	24,268
2010	$12.03527	$14.10391	24,885
2011	$14.10391	$12.94041	25,604
2012	$12.94041	$14.38141	24,035
2013	$14.38141	$19.70469	23,280
2014	$19.70469	$20.89014	19,692
2015	$20.89014	$21.44697	19,525
2016	$21.44697	$21.44534	19,383
2017	$21.44534	$26.70266	19,209
2018	$26.70266	$25.15222	2,708
Invesco V.I. American Value Fund - Series I
2009	$8.92992	$12.18375	7,351
2010	$12.18375	$14.59742	7,173
2011	$14.59742	$14.43943	6,652
2012	$14.43943	$16.60055	8,686
2013	$16.60055	$21.84569	7,752
2014	$21.84569	$23.49870	6,277
2015	$23.49870	$20.92886	2,654
2016	$20.92886	$23.69186	3,066
2017	$23.69186	$25.53693	2,075
2018	$25.53693	$21.86219	1,656
Invesco V.I. American Value Fund - Series II
2009	$8.87798	$12.10878	5,488
2010	$12.10878	$14.50052	4,146
2011	$14.50052	$14.32999	1,407
2012	$14.32999	$16.44232	1,316
2013	$16.44232	$21.58360	1,150
2014	$21.58360	$23.15907	1,066
2015	$23.15907	$20.57372	1,124
2016	$20.57372	$23.23426	1,015
2017	$23.23426	$24.97964	1,029
2018	$24.97964	$21.33162	1,627
Invesco V.I. Comstock Fund - Series II
2009	$7.90745	$9.95170	26,162
2010	$9.95170	$11.28475	23,123
2011	$11.28475	$10.82746	19,409
2012	$10.82746	$12.61971	16,162
2013	$12.61971	$16.77851	13,667
2014	$16.77851	$17.94117	10,840
2015	$17.94117	$16.49480	9,888
2016	$16.49480	$18.91387	8,969
2017	$18.91387	$21.79819	8,350
2018	$21.79819	$18.72155	9,741
Invesco V.I. Equity and Income Fund - Series II
2009	$9.74967	$11.70459	11,744
2010	$11.70459	$12.85200	7,746
2011	$12.85200	$12.43304	5,036
2012	$12.43304	$13.69455	5,086
2013	$13.69455	$16.76233	4,941
2014	$16.76233	$17.86910	4,862
2015	$17.86910	$17.06071	5,614
2016	$17.06071	$19.20300	4,495
2017	$19.20300	$20.85220	5,689
2018	$20.85220	$18.44849	5,592

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.15918	$14.79035	18,365
2010	$14.79035	$16.26357	16,782
2011	$16.26357	$15.58004	28,572
2012	$15.58004	$17.46013	29,715
2013	$17.46013	$22.89147	27,427
2014	$22.89147	$24.67175	26,304
2015	$24.67175	$23.37963	24,630
2016	$23.37963	$27.36817	24,321
2017	$27.36817	$30.59239	23,062
2018	$30.59239	$25.90735	6,703
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.46518	$11.44133	3,625
2010	$11.44133	$14.27232	3,507
2011	$14.27232	$12.67937	3,497
2012	$12.67937	$13.87127	3,499
2013	$13.87127	$18.57175	3,255
2014	$18.57175	$19.60220	3,194
2015	$19.60220	$19.41224	2,841
2016	$19.41224	$19.13587	2,870
2017	$19.13587	$22.91061	2,703
2018	$22.91061	$21.13485	2,582
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.26453	$12.19570	48,968
2010	$12.19570	$13.42503	33,317
2011	$13.42503	$13.73525	17,042
2012	$13.73525	$15.14845	16,539
2013	$15.14845	$16.06040	15,583
2014	$16.06040	$16.42502	10,773
2015	$16.42502	$15.85169	10,121
2016	$15.85169	$17.42242	9,335
2017	$17.42242	$18.65090	8,453
2018	$18.65090	$17.54451	8,195
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.38823	$11.59141	6,589
2010	$11.59141	$13.52253	6,328
2011	$13.52253	$12.65891	6,118
2012	$12.65891	$13.71920	4,929
2013	$13.71920	$18.25457	444
2014	$18.25457	$19.16899	376
2015	$19.16899	$18.14053	308
2016	$18.14053	$20.58004	238
2017	$20.58004	$22.70974	1,049
2018	$22.70974	$20.44165	992
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.99763	$9.31975	14,539
2010	$9.31975	$10.72496	14,045
2011	$10.72496	$9.87275	14,659
2012	$9.87275	$10.84541	14,461
2013	$10.84541	$14.44557	10,025
2014	$14.44557	$15.24156	7,863
2015	$15.24156	$14.51053	7,743
2016	$14.51053	$16.65661	7,299
2017	$16.65661	$18.51194	7,315
2018	$18.51194	$16.66524	7,307

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.68529	$12.38971	4,695
2010	$12.38971	$14.92717	4,312
2011	$14.92717	$13.16057	3,925
2012	$13.16057	$14.71692	3,212
2013	$14.71692	$19.77245	2,976
2014	$19.77245	$20.55513	936
2015	$20.55513	$20.69461	842
2016	$20.69461	$20.53408	794
2017	$20.53408	$24.73934	1,131
2018	$24.73934	$23.54564	1,060
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.59883	$9.42976	48,096
2010	$9.42976	$11.59268	43,844
2011	$11.59268	$10.90655	38,770
2012	$10.90655	$12.24375	35,475
2013	$12.24375	$15.63862	28,419
2014	$15.63862	$17.09434	27,723
2015	$17.09434	$16.11962	26,783
2016	$16.11962	$18.39004	26,419
2017	$18.39004	$19.25759	26,556
2018	$19.25759	$16.03536	9,524
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.48553	$19.74792	17,710
2010	$19.74792	$21.24057	15,578
2011	$21.24057	$22.25224	15,407
2012	$22.25224	$25.70693	3,415
2013	$25.70693	$22.98907	2,474
2014	$22.98907	$23.18281	1,767
2015	$23.18281	$22.45436	1,528
2016	$22.45436	$24.33748	1,447
2017	$24.33748	$26.14266	1,173
2018	$26.14266	$23.81664	291
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.82480	$13.74599	13,325
2010	$13.74599	$15.36509	12,183
2011	$15.36509	$16.42286	10,657
2012	$16.42286	$18.60469	10,199
2013	$18.60469	$21.81975	12,451
2014	$21.81975	$22.35015	10,426
2015	$22.35015	$23.26399	9,928
2016	$23.26399	$24.03820	9,289
2017	$24.03820	$29.63032	3,448
2018	$29.63032	$28.52598	3,062
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.39042	$11.99186	9,169
2010	$11.99186	$14.44050	7,921
2011	$14.44050	$13.75763	14,655
2012	$13.75763	$15.42169	14,441
2013	$15.42169	$22.38126	8,294
2014	$22.38126	$23.33118	147
2015	$23.33118	$25.66570	124
2016	$25.66570	$24.74479	131
2017	$24.74479	$34.72118	17
2018	$34.72118	$36.59453	14

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.29986	$11.81555	5,881
2010	$11.81555	$14.19914	1,740
2011	$14.19914	$13.49400	1,641
2012	$13.49400	$15.08336	1,577
2013	$15.08336	$21.83858	0
2014	$21.83858	$22.70727	0
2015	$22.70727	$24.91899	0
2016	$24.91899	$23.95499	0
2017	$23.95499	$33.53633	0
2018	$33.53633	$35.26630	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.14167	$9.47265	9,275
2010	$9.47265	$12.28040	6,938
2011	$12.28040	$11.17283	2,145
2012	$11.17283	$11.87950	1,794
2013	$11.87950	$16.00758	1,446
2014	$16.00758	$15.97781	1,355
2015	$15.97781	$14.72177	1,338
2016	$14.72177	$13.15367	1,394
2017	$13.15367	$17.87026	1,102
2018	$17.87026	$19.35764	871
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.67144	$18.47641	17,145
2010	$18.47641	$23.45634	13,316
2011	$23.45634	$24.29230	11,372
2012	$24.29230	$27.52700	11,061
2013	$27.52700	$27.45185	11,047
2014	$27.45185	$34.82344	10,093
2015	$34.82344	$34.78661	8,383
2016	$34.78661	$36.32905	7,909
2017	$36.32905	$36.63205	8,243
2018	$36.63205	$33.04057	7,496
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.26097	$11.67144	27,657
2010	$11.67144	$12.48528	22,435
2011	$12.48528	$12.06919	19,331
2012	$12.06919	$13.46163	17,287
2013	$13.46163	$17.07661	13,868
2014	$17.07661	$19.26872	9,436
2015	$19.26872	$19.50242	8,284
2016	$19.50242	$18.65102	8,315
2017	$18.65102	$23.12768	7,252
2018	$23.12768	$21.31671	7,024
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.69821	$10.36646	18,169
2010	$10.36646	$11.44838	17,402
2011	$11.44838	$11.26410	14,697
2012	$11.26410	$12.37575	14,679
2013	$12.37575	$13.68619	13,661
2014	$13.68619	$14.48915	13,583
2015	$14.48915	$14.28134	12,245
2016	$14.28134	$14.69251	11,840
2017	$14.69251	$15.69051	11,384
2018	$15.69051	$14.52702	5,021

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.26879	$10.71877	21,317
2010	$10.71877	$13.35920	20,854
2011	$13.35920	$13.20337	18,927
2012	$13.20337	$15.03177	18,436
2013	$15.03177	$19.98136	18,080
2014	$19.98136	$20.66559	16,328
2015	$20.66559	$21.54002	13,774
2016	$21.54002	$21.55150	14,498
2017	$21.55150	$27.13624	13,742
2018	$27.13624	$24.91857	88
Oppenheimer Global Fund/VA - Service Shares
2009	$12.93583	$17.66791	8,435
2010	$17.66791	$20.03586	7,870
2011	$20.03586	$17.96327	6,826
2012	$17.96327	$21.29345	6,393
2013	$21.29345	$26.50291	4,698
2014	$26.50291	$26.50955	4,342
2015	$26.50955	$26.93614	1,647
2016	$26.93614	$26.36009	1,642
2017	$26.36009	$35.22341	925
2018	$35.22341	$29.89751	894
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.22394	$14.18619	70,528
2010	$14.18619	$15.95796	60,264
2011	$15.95796	$15.74273	48,359
2012	$15.74273	$17.45751	48,928
2013	$17.45751	$17.04730	46,252
2014	$17.04730	$17.12434	40,535
2015	$17.12434	$16.36533	39,934
2016	$16.36533	$17.04551	36,500
2017	$17.04551	$17.71685	35,975
2018	$17.71685	$16.57556	34,377
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.64977	$12.10533	74,565
2010	$12.10533	$13.74228	69,472
2011	$13.74228	$13.42701	65,423
2012	$13.42701	$15.34489	62,431
2013	$15.34489	$19.76798	55,407
2014	$19.76798	$21.38969	46,447
2015	$21.38969	$21.61536	40,662
2016	$21.61536	$23.58016	38,989
2017	$23.58016	$26.95886	37,109
2018	$26.95886	$24.28199	16,546
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.12492	$16.26658	14,004
2010	$16.26658	$19.61905	10,738
2011	$19.61905	$18.77115	9,907
2012	$18.77115	$21.64753	7,960
2013	$21.64753	$29.83609	9,461
2014	$29.83609	$32.65047	3,321
2015	$32.65047	$30.05059	2,827
2016	$30.05059	$34.65951	2,352
2017	$34.65951	$38.69975	3,024
2018	$38.69975	$33.93103	2,574

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.34630	$6.78287	14,146
2010	$6.78287	$7.39786	11,265
2011	$7.39786	$7.82595	6,780
2012	$7.82595	$8.45016	8,651
2013	$8.45016	$8.25052	9,453
2014	$8.25052	$8.64636	7,828
2015	$8.64636	$8.53394	6,498
2016	$8.53394	$8.61985	6,109
2017	$8.61985	$8.81922	5,720
2018	$8.81922	$8.53020	5,149
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.41246	21,105
2010	$12.41246	$13.69927	17,892
2011	$13.69927	$13.68521	15,566
2012	$13.68521	$16.00148	15,820
2013	$16.00148	$20.76702	12,933
2014	$20.76702	$22.93068	10,840
2015	$22.93068	$21.79049	6,732
2016	$21.79049	$24.27217	6,071
2017	$24.27217	$28.25850	5,869
2018	$28.25850	$25.34423	5,412
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.21636	$10.11655	11,649
2010	$10.11655	$10.98875	9,930
2011	$10.98875	$11.06883	9,084
2012	$11.06883	$12.20784	9,800
2013	$12.20784	$14.13002	9,341
2014	$14.13002	$15.32760	5,390
2015	$15.32760	$14.85274	4,730
2016	$14.85274	$15.72416	3,753
2017	$15.72416	$17.73828	3,138
2018	$17.73828	$16.83853	397
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.14094	$13.43840	2,884
2010	$13.43840	$15.10590	2,622
2011	$15.10590	$14.74400	2,165
2012	$14.74400	$16.50162	1,553
2013	$16.50162	$19.32603	710
2014	$19.32603	$20.72632	665
2015	$20.72632	$20.34899	461
2016	$20.34899	$21.28413	292
2017	$21.28413	$24.06288	153
2018	$24.06288	$21.87135	756
Putnam VT Global Health Care Fund - Class IB
2009	$10.47712	$12.93880	7,464
2010	$12.93880	$12.99430	7,462
2011	$12.99430	$12.58626	7,361
2012	$12.58626	$15.08208	7,198
2013	$15.08208	$20.94099	6,698
2014	$20.94099	$26.19799	543
2015	$26.19799	$27.67599	507
2016	$27.67599	$24.04725	480
2017	$24.04725	$27.17765	474
2018	$27.17765	$26.47770	469

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.73398	$18.65979	1,325
2010	$18.65979	$18.62389	1,255
2011	$18.62389	$17.26706	1,212
2012	$17.26706	$17.77540	1,178
2013	$17.77540	$19.82874	412
2014	$19.82874	$22.26773	205
2015	$22.26773	$19.66049	180
2016	$19.66049	$19.65129	161
2017	$19.65129	$23.53287	99
2018	$23.53287	$22.95544	94
Putnam VT Government Money Market Fund - Class IB
2009	$10.29326	$10.10939	132,432
2010	$10.10939	$9.91193	95,806
2011	$9.91193	$9.71631	70,871
2012	$9.71631	$9.52338	62,487
2013	$9.52338	$9.33480	58,879
2014	$9.33480	$9.14995	53,930
2015	$9.14995	$8.96876	69,187
2016	$8.96876	$8.79170	58,489
2017	$8.79170	$8.63879	59,519
2018	$8.63879	$8.56652	59,866
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04991	14,633
2017	$10.04991	$12.89551	12,934
2018	$12.89551	$12.93926	8,169
Putnam VT High Yield Fund - Class IB
2009	$11.52488	$16.96434	16,426
2010	$16.96434	$18.96162	14,287
2011	$18.96162	$18.91130	11,566
2012	$18.91130	$21.50126	10,849
2013	$21.50126	$22.72875	12,665
2014	$22.72875	$22.62363	10,644
2015	$22.62363	$20.98659	13,199
2016	$20.98659	$23.76849	12,397
2017	$23.76849	$24.92441	12,589
2018	$24.92441	$23.43429	12,021
Putnam VT Income Fund - Class IB
2009	$8.42595	$12.11142	49,632
2010	$12.11142	$13.04211	63,947
2011	$13.04211	$13.42252	57,158
2012	$13.42252	$14.56807	27,291
2013	$14.56807	$14.54539	25,534
2014	$14.54539	$15.17637	21,422
2015	$15.17637	$14.65738	20,645
2016	$14.65738	$14.65372	19,259
2017	$14.65372	$15.16744	19,655
2018	$15.16744	$14.89504	18,514

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.20957	$14.91435	13,920
2010	$14.91435	$16.08339	13,542
2011	$16.08339	$13.09422	12,089
2012	$13.09422	$15.64562	10,912
2013	$15.64562	$19.63894	8,782
2014	$19.63894	$17.94347	7,775
2015	$17.94347	$17.61100	7,548
2016	$17.61100	$16.83799	7,582
2017	$16.83799	$20.89204	7,050
2018	$20.89204	$16.56181	6,719
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.38248	$12.03028	9,626
2010	$12.03028	$13.43228	9,588
2011	$13.43228	$13.17117	9,492
2012	$13.17117	$15.08097	8,788
2013	$15.08097	$19.97277	8,050
2014	$19.97277	$22.29890	5,739
2015	$22.29890	$21.37927	839
2016	$21.37927	$23.48048	118
2017	$23.48048	$28.27697	102
2018	$28.27697	$25.59767	85
Putnam VT Research Fund - Class IB
2009	$9.17938	$11.98244	3,823
2010	$11.98244	$13.66746	3,727
2011	$13.66746	$13.16195	3,700
2012	$13.16195	$15.21085	3,622
2013	$15.21085	$19.88202	3,521
2014	$19.88202	$22.38218	837
2015	$22.38218	$21.59778	814
2016	$21.59778	$23.30309	797
2017	$23.30309	$28.17490	723
2018	$28.17490	$26.31242	697
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.38811	$13.45338	7,714
2010	$13.45338	$15.76469	15,399
2011	$15.76469	$14.66616	13,139
2012	$14.66616	$16.78267	12,293
2013	$16.78267	$22.44282	10,462
2014	$22.44282	$24.96346	8,894
2015	$24.96346	$24.39576	1,061
2016	$24.39576	$25.77411	1,026
2017	$25.77411	$32.64740	993
2018	$32.64740	$31.50813	967
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase)
Option, added prior to May 1, 2003
Mortality & Expense = 1.85

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.60379	$8.76355	0
2010	$8.76355	$10.03807	0
2011	$10.03807	$9.55991	0
2012	$9.55991	$10.87596	0
2013	$10.87596	$13.95199	0
2014	$13.95199	$15.26026	0
2015	$15.26026	$15.01104	0
2016	$15.01104	$15.84242	0
2017	$15.84242	$18.87193	0
2018	$18.87193	$17.25886	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.11905	$9.85869	0
2010	$9.85869	$10.86932	0
2011	$10.86932	$10.60255	0
2012	$10.60255	$11.58877	0
2013	$11.58877	$12.85050	0
2014	$12.85050	$13.11847	0
2015	$13.11847	$12.78269	0
2016	$12.78269	$13.17761	0
2017	$13.17761	$14.56257	0
2018	$14.56257	$13.65718	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.41583	$9.33845	0
2010	$9.33845	$10.45890	0
2011	$10.45890	$10.11877	0
2012	$10.11877	$11.20744	0
2013	$11.20744	$12.69541	0
2014	$12.69541	$13.00793	0
2015	$13.00793	$12.68406	0
2016	$12.68406	$13.14707	0
2017	$13.14707	$14.97496	0
2018	$14.97496	$13.77749	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.89791	$8.86402	0
2010	$8.86402	$10.06315	0
2011	$10.06315	$9.57935	0
2012	$9.57935	$10.80809	0
2013	$10.80809	$12.85436	0
2014	$12.85436	$13.18942	0
2015	$13.18942	$12.85190	0
2016	$12.85190	$13.39296	0
2017	$13.39296	$15.83683	0
2018	$15.83683	$14.26378	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.36557	$10.51766	0
2010	$10.51766	$11.05063	0
2011	$11.05063	$10.97611	0
2012	$10.97611	$11.42448	0
2013	$11.42448	$11.77438	0
2014	$11.77438	$11.94229	0
2015	$11.94229	$11.63200	0
2016	$11.63200	$11.87075	0
2017	$11.87075	$12.60212	0
2018	$12.60212	$12.06398	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.81080	0
2016	$17.81080	$17.45950	0
2017	$17.45950	$22.95184	0
2018	$22.95184	$25.22828	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.84323	$8.46674	0
2010	$8.46674	$9.51582	0
2011	$9.51582	$9.48842	0
2012	$9.48842	$10.74731	0
2013	$10.74731	$13.88761	0
2014	$13.88761	$15.41213	0
2015	$15.41213	$15.26115	0
2016	$15.26115	$16.68228	0
2017	$16.68228	$19.84289	0
2018	$19.84289	$18.51800	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.58187	$9.01071	0
2010	$9.01071	$11.34911	0
2011	$11.34911	$9.91136	0
2012	$9.91136	$11.12256	0
2013	$11.12256	$14.80408	0
2014	$14.80408	$15.37679	0
2015	$15.37679	$14.81774	0
2016	$14.81774	$16.24711	0
2017	$16.24711	$19.18677	0
2018	$19.18677	$16.01824	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.05771	$12.46889	2,121
2010	$12.46889	$14.25202	2,062
2011	$14.25202	$14.29780	1,891
2012	$14.29780	$15.71852	1,845
2013	$15.71852	$19.95661	1,828
2014	$19.95661	$21.33554	1,734
2015	$21.33554	$20.71025	1,572
2016	$20.71025	$22.64699	1,541
2017	$22.64699	$25.70573	1,571
2018	$25.70573	$24.02747	1,484

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.04813	$12.01870	0
2010	$12.01870	$13.26573	0
2011	$13.26573	$13.30554	0
2012	$13.30554	$14.68256	0
2013	$14.68256	$16.38829	0
2014	$16.38829	$16.79499	0
2015	$16.79499	$15.29171	0
2016	$15.29171	$17.08147	0
2017	$17.08147	$18.35394	0
2018	$18.35394	$17.20523	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.54607	$9.58996	0
2010	$9.58996	$10.48319	0
2011	$10.48319	$10.11509	0
2012	$10.11509	$11.13409	0
2013	$11.13409	$14.03029	0
2014	$14.03029	$15.45671	0
2015	$15.45671	$15.99292	0
2016	$15.99292	$15.38672	0
2017	$15.38672	$19.31199	0
2018	$19.31199	$18.63985	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.43420	$10.18858	0
2010	$10.18858	$11.17443	0
2011	$11.17443	$10.62291	0
2012	$10.62291	$11.79572	0
2013	$11.79572	$14.74626	0
2014	$14.74626	$15.27005	0
2015	$15.27005	$14.41249	0
2016	$14.41249	$15.83841	0
2017	$15.83841	$16.85145	0
2018	$16.85145	$14.65542	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.94796	$13.51824	174
2010	$13.51824	$14.72515	176
2011	$14.72515	$14.27501	172
2012	$14.27501	$15.97491	162
2013	$15.97491	$20.07184	156
2014	$20.07184	$21.06277	152
2015	$21.06277	$19.61444	147
2016	$19.61444	$22.30107	126
2017	$22.30107	$23.67276	127
2018	$23.67276	$21.08668	123
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.48684	$17.06365	2,531
2010	$17.06365	$21.43350	2,493
2011	$21.43350	$20.20752	2,472
2012	$20.20752	$23.43418	2,252
2013	$23.43418	$31.27540	985
2014	$31.27540	$30.81220	756
2015	$30.81220	$27.95385	738
2016	$27.95385	$35.65234	644
2017	$35.65234	$38.65005	614
2018	$38.65005	$32.98517	609

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.35656	$15.97262	0
2010	$15.97262	$19.96940	0
2011	$19.96940	$18.61773	0
2012	$18.61773	$20.21591	0
2013	$20.21591	$27.35989	0
2014	$27.35989	$28.80436	0
2015	$28.80436	$27.46685	0
2016	$27.46685	$28.03009	0
2017	$28.03009	$33.33851	0
2018	$33.33851	$30.90322	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.49967	$11.61374	0
2010	$11.61374	$11.97795	0
2011	$11.97795	$12.40085	0
2012	$12.40085	$12.37645	0
2013	$12.37645	$11.85257	0
2014	$11.85257	$12.00369	0
2015	$12.00369	$11.81460	0
2016	$11.81460	$11.65106	0
2017	$11.65106	$11.56767	0
2018	$11.56767	$11.36961	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.81990	$31.81940	413
2010	$31.81940	$36.65278	372
2011	$36.65278	$30.21267	417
2012	$30.21267	$33.49018	438
2013	$33.49018	$32.50443	519
2014	$32.50443	$29.16920	565
2015	$29.16920	$22.97227	663
2016	$22.97227	$26.43038	595
2017	$26.43038	$36.35872	560
2018	$36.35872	$29.99009	605
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.35404	$17.92743	1,474
2010	$17.92743	$19.03838	1,551
2011	$19.03838	$16.66710	1,578
2012	$16.66710	$19.30313	1,649
2013	$19.30313	$23.25321	1,595
2014	$23.25321	$20.24297	1,698
2015	$20.24297	$18.54236	1,766
2016	$18.54236	$19.46852	1,846
2017	$19.46852	$22.25784	1,872
2018	$22.25784	$18.43620	1,999
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.14159	$19.92914	0
2010	$19.92914	$22.34353	0
2011	$22.34353	$21.69822	0
2012	$21.69822	$24.45678	0
2013	$24.45678	$24.34819	0
2014	$24.34819	$24.28869	0
2015	$24.28869	$22.76886	0
2016	$22.76886	$22.96110	0
2017	$22.96110	$22.92868	0
2018	$22.92868	$22.89561	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.39183	$11.99435	0
2010	$11.99435	$14.04880	0
2011	$14.04880	$12.88327	0
2012	$12.88327	$14.31059	0
2013	$14.31059	$19.59766	0
2014	$19.59766	$20.76607	0
2015	$20.76607	$21.30872	0
2016	$21.30872	$21.29625	0
2017	$21.29625	$26.50371	0
2018	$26.50371	$24.95222	0
Invesco V.I. American Value Fund - Series I
2009	$8.90866	$12.14853	61
2010	$12.14853	$14.54783	59
2011	$14.54783	$14.38303	59
2012	$14.38303	$16.52726	52
2013	$16.52726	$21.73816	0
2014	$21.73816	$23.37111	0
2015	$23.37111	$20.80460	0
2016	$20.80460	$23.53921	0
2017	$23.53921	$25.35964	0
2018	$25.35964	$21.69946	0
Invesco V.I. American Value Fund - Series II
2009	$8.85686	$12.07379	0
2010	$12.07379	$14.45126	0
2011	$14.45126	$14.27404	0
2012	$14.27404	$16.36975	0
2013	$16.36975	$21.47738	0
2014	$21.47738	$23.03333	0
2015	$23.03333	$20.45158	0
2016	$20.45158	$23.08458	0
2017	$23.08458	$24.80624	0
2018	$24.80624	$21.17286	0
Invesco V.I. Comstock Fund - Series II
2009	$7.88862	$9.92294	0
2010	$9.92294	$11.24640	0
2011	$11.24640	$10.78516	0
2012	$10.78516	$12.56399	0
2013	$12.56399	$16.69591	0
2014	$16.69591	$17.84373	0
2015	$17.84373	$16.39684	0
2016	$16.39684	$18.79198	0
2017	$18.79198	$21.64684	0
2018	$21.64684	$18.58218	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.72645	$11.67076	0
2010	$11.67076	$12.80834	0
2011	$12.80834	$12.38449	0
2012	$12.38449	$13.63410	0
2013	$13.63410	$16.67983	0
2014	$16.67983	$17.77209	0
2015	$17.77209	$16.95942	0
2016	$16.95942	$19.07928	0
2017	$19.07928	$20.70745	0
2018	$20.70745	$18.31118	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.12405	$14.74009	0
2010	$14.74009	$16.20005	0
2011	$16.20005	$15.51129	0
2012	$15.51129	$17.37419	0
2013	$17.37419	$22.76718	0
2014	$22.76718	$24.52527	0
2015	$24.52527	$23.22896	0
2016	$23.22896	$27.17794	0
2017	$27.17794	$30.36449	0
2018	$30.36449	$25.70138	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.44741	$11.40828	65
2010	$11.40828	$14.22383	61
2011	$14.22383	$12.62986	64
2012	$12.62986	$13.81003	61
2013	$13.81003	$18.48033	0
2014	$18.48033	$19.49576	0
2015	$19.49576	$19.29699	0
2016	$19.29699	$19.01258	0
2017	$19.01258	$22.75157	0
2018	$22.75157	$20.97753	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.24447	$12.16309	0
2010	$12.16309	$13.38231	0
2011	$13.38231	$13.68457	0
2012	$13.68457	$15.08485	0
2013	$15.08485	$15.98481	0
2014	$15.98481	$16.33938	0
2015	$16.33938	$15.76099	0
2016	$15.76099	$17.31393	0
2017	$17.31393	$18.52545	0
2018	$18.52545	$17.41772	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.36790	$11.56041	0
2010	$11.56041	$13.47950	0
2011	$13.47950	$12.61221	0
2012	$12.61221	$13.66160	0
2013	$13.66160	$18.16865	0
2014	$18.16865	$19.06904	0
2015	$19.06904	$18.03673	0
2016	$18.03673	$20.45188	0
2017	$20.45188	$22.55699	0
2018	$22.55699	$20.29392	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.98030	$9.29480	0
2010	$9.29480	$10.69079	0
2011	$10.69079	$9.83628	0
2012	$9.83628	$10.79982	0
2013	$10.79982	$14.37752	0
2014	$14.37752	$15.16202	0
2015	$15.16202	$14.42744	0
2016	$14.42744	$16.55281	0
2017	$16.55281	$18.38733	0
2018	$18.38733	$16.54469	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.66649	$12.35659	6,750
2010	$12.35659	$14.87968	6,720
2011	$14.87968	$13.11201	6,689
2012	$13.11201	$14.65512	6,656
2013	$14.65512	$19.67939	6,626
2014	$19.67939	$20.44795	6,596
2015	$20.44795	$20.57620	6,566
2016	$20.57620	$20.40620	6,533
2017	$20.40620	$24.57293	6,503
2018	$24.57293	$23.37545	6,474
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.58236	$9.40452	0
2010	$9.40452	$11.55576	0
2011	$11.55576	$10.86628	0
2012	$10.86628	$12.19228	0
2013	$12.19228	$15.56494	0
2014	$15.56494	$17.00514	0
2015	$17.00514	$16.02731	0
2016	$16.02731	$18.27542	0
2017	$18.27542	$19.12795	0
2018	$19.12795	$15.91938	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.44080	$19.68084	0
2010	$19.68084	$21.15762	0
2011	$21.15762	$22.15407	0
2012	$22.15407	$25.58044	0
2013	$25.58044	$22.86426	0
2014	$22.86426	$23.04519	0
2015	$23.04519	$22.30968	0
2016	$22.30968	$24.16836	0
2017	$24.16836	$25.94797	0
2018	$25.94797	$23.62735	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.79724	$13.70399	0
2010	$13.70399	$15.31034	0
2011	$15.31034	$16.35600	0
2012	$16.35600	$18.51947	0
2013	$18.51947	$21.70877	0
2014	$21.70877	$22.22512	0
2015	$22.22512	$23.12204	0
2016	$23.12204	$23.87938	0
2017	$23.87938	$29.41978	0
2018	$29.41978	$28.30899	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.37282	$11.95719	0
2010	$11.95719	$14.39143	0
2011	$14.39143	$13.70390	0
2012	$13.70390	$15.35361	0
2013	$15.35361	$22.27110	0
2014	$22.27110	$23.20450	0
2015	$23.20450	$25.51332	0
2016	$25.51332	$24.58537	0
2017	$24.58537	$34.48018	0
2018	$34.48018	$36.32218	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.28247	$11.78139	0
2010	$11.78139	$14.15088	0
2011	$14.15088	$13.44127	0
2012	$13.44127	$15.01675	0
2013	$15.01675	$21.73104	0
2014	$21.73104	$22.58393	0
2015	$22.58393	$24.77100	0
2016	$24.77100	$23.80061	0
2017	$23.80061	$33.30350	0
2018	$33.30350	$35.00377	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.13326	$9.45486	0
2010	$9.45486	$12.25109	0
2011	$12.25109	$11.14049	0
2012	$11.14049	$11.83907	0
2013	$11.83907	$15.94497	0
2014	$15.94497	$15.90721	0
2015	$15.90721	$14.64924	0
2016	$14.64924	$13.08221	0
2017	$13.08221	$17.76427	0
2018	$17.76427	$19.23311	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.62902	$18.41357	0
2010	$18.41357	$23.36466	0
2011	$23.36466	$24.18505	0
2012	$24.18505	$27.39145	0
2013	$27.39145	$27.30274	0
2014	$27.30274	$34.61666	0
2015	$34.61666	$34.56241	0
2016	$34.56241	$36.07657	0
2017	$36.07657	$36.35919	0
2018	$36.35919	$32.77790	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.23710	$11.63178	0
2010	$11.63178	$12.43651	0
2011	$12.43651	$12.01593	0
2012	$12.01593	$13.39537	0
2013	$13.39537	$16.98390	0
2014	$16.98390	$19.15434	0
2015	$19.15434	$19.37676	0
2016	$19.37676	$18.52141	0
2017	$18.52141	$22.95543	0
2018	$22.95543	$21.14726	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.67307	$10.33123	0
2010	$10.33123	$11.40364	0
2011	$11.40364	$11.21438	0
2012	$11.21438	$12.31483	0
2013	$12.31483	$13.61188	0
2014	$13.61188	$14.40312	0
2015	$14.40312	$14.18930	0
2016	$14.18930	$14.59038	0
2017	$14.59038	$15.57364	0
2018	$15.57364	$14.41153	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.24488	$10.68232	2,256
2010	$10.68232	$13.30700	2,164
2011	$13.30700	$13.14508	1,856
2012	$13.14508	$14.95776	1,836
2013	$14.95776	$19.87284	1,861
2014	$19.87284	$20.54287	2,039
2015	$20.54287	$21.40117	1,886
2016	$21.40117	$21.40170	835
2017	$21.40170	$26.93409	0
2018	$26.93409	$24.72045	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.89845	$17.60788	0
2010	$17.60788	$19.95761	0
2011	$19.95761	$17.88399	0
2012	$17.88399	$21.18862	0
2013	$21.18862	$26.35902	0
2014	$26.35902	$26.35216	0
2015	$26.35216	$26.76255	0
2016	$26.76255	$26.17688	0
2017	$26.17688	$34.96106	0
2018	$34.96106	$29.65984	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.18862	$14.13799	0
2010	$14.13799	$15.89564	0
2011	$15.89564	$15.67326	0
2012	$15.67326	$17.37160	9,015
2013	$17.37160	$16.95476	5,354
2014	$16.95476	$17.02269	4,070
2015	$17.02269	$16.25987	3,963
2016	$16.25987	$16.92705	2,102
2017	$16.92705	$17.58488	2,235
2018	$17.58488	$16.44378	2,420
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.62189	$12.06419	198
2010	$12.06419	$13.68860	191
2011	$13.68860	$13.36775	182
2012	$13.36775	$15.26938	169
2013	$15.26938	$19.66065	164
2014	$19.66065	$21.26271	151
2015	$21.26271	$21.47608	136
2016	$21.47608	$23.41631	119
2017	$23.41631	$26.75809	113
2018	$26.75809	$24.08899	107
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.08988	$16.21130	207
2010	$16.21130	$19.54242	206
2011	$19.54242	$18.68832	205
2012	$18.68832	$21.54098	204
2013	$21.54098	$29.67411	203
2014	$29.67411	$32.45665	202
2015	$32.45665	$29.85696	197
2016	$29.85696	$34.41870	185
2017	$34.41870	$38.41157	174
2018	$38.41157	$33.66134	165

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.33254	$6.76472	0
2010	$6.76472	$7.37432	0
2011	$7.37432	$7.79708	0
2012	$7.79708	$8.41468	0
2013	$8.41468	$8.21169	0
2014	$8.21169	$8.60129	0
2015	$8.60129	$8.48511	0
2016	$8.48511	$8.56617	0
2017	$8.56617	$8.75990	0
2018	$8.75990	$8.46854	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.37025	9,490
2010	$12.37025	$13.64573	9,774
2011	$13.64573	$13.62478	9,418
2012	$13.62478	$15.92267	8,729
2013	$15.92267	$20.65421	4,672
2014	$20.65421	$22.79449	3,544
2015	$22.79449	$21.65001	3,408
2016	$21.65001	$24.10344	3,211
2017	$24.10344	$28.04797	4,329
2018	$28.04797	$25.14272	4,069
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.19262	$10.08217	229
2010	$10.08217	$10.94581	235
2011	$10.94581	$11.01997	222
2012	$11.01997	$12.14774	211
2013	$12.14774	$14.05328	222
2014	$14.05328	$15.23657	211
2015	$15.23657	$14.75700	197
2016	$14.75700	$15.61485	173
2017	$15.61485	$17.60614	170
2018	$17.60614	$16.70466	161
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.11164	$13.39274	0
2010	$13.39274	$15.04690	0
2011	$15.04690	$14.67893	0
2012	$14.67893	$16.42040	0
2013	$16.42040	$19.22110	0
2014	$19.22110	$20.60326	0
2015	$20.60326	$20.21786	0
2016	$20.21786	$21.13620	0
2017	$21.13620	$23.88364	0
2018	$23.88364	$21.69748	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.44683	$12.89481	1,213
2010	$12.89481	$12.94351	1,308
2011	$12.94351	$12.53068	1,281
2012	$12.53068	$15.00781	1,239
2013	$15.00781	$20.82725	1,224
2014	$20.82725	$26.04241	1,081
2015	$26.04241	$27.49760	1,005
2016	$27.49760	$23.88009	483
2017	$23.88009	$26.97518	0
2018	$26.97518	$26.26719	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.68275	$18.59638	0
2010	$18.59638	$18.55114	0
2011	$18.55114	$17.19085	0
2012	$17.19085	$17.68790	0
2013	$17.68790	$19.72106	0
2014	$19.72106	$22.13552	0
2015	$22.13552	$19.53378	0
2016	$19.53378	$19.51471	0
2017	$19.51471	$23.35759	0
2018	$23.35759	$22.77297	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.26351	$10.07503	68
2010	$10.07503	$9.87320	77
2011	$9.87320	$9.67342	73
2012	$9.67342	$9.47650	88
2013	$9.47650	$9.28411	0
2014	$9.28411	$9.09562	0
2015	$9.09562	$8.91096	0
2016	$8.91096	$8.73060	0
2017	$8.73060	$8.57444	0
2018	$8.57444	$8.49842	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04932	13,775
2017	$10.04932	$12.88829	9,977
2018	$12.88829	$12.92549	9,156
Putnam VT High Yield Fund - Class IB
2009	$11.49158	$16.90671	1,697
2010	$16.90671	$18.88758	1,661
2011	$18.88758	$18.82786	1,637
2012	$18.82786	$21.39546	1,602
2013	$21.39546	$22.60539	1,557
2014	$22.60539	$22.48935	1,535
2015	$22.48935	$20.85139	1,541
2016	$20.85139	$23.60335	113
2017	$23.60335	$24.73880	119
2018	$24.73880	$23.24805	114
Putnam VT Income Fund - Class IB
2009	$8.40159	$12.07024	770
2010	$12.07024	$12.99113	755
2011	$12.99113	$13.36325	670
2012	$13.36325	$14.49632	756
2013	$14.49632	$14.46637	394
2014	$14.46637	$15.08622	402
2015	$15.08622	$14.56287	398
2016	$14.56287	$14.55183	412
2017	$14.55183	$15.05441	463
2018	$15.05441	$14.77659	511

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.17427	$14.86365	3,467
2010	$14.86365	$16.02054	3,544
2011	$16.02054	$13.03640	3,675
2012	$13.03640	$15.56858	3,653
2013	$15.56858	$19.53227	2,590
2014	$19.53227	$17.83690	2,397
2015	$17.83690	$17.49748	2,335
2016	$17.49748	$16.72094	2,227
2017	$16.72094	$20.73641	2,098
2018	$20.73641	$16.43012	2,046
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.35536	$11.98939	200
2010	$11.98939	$13.37981	199
2011	$13.37981	$13.11302	184
2012	$13.11302	$15.00672	172
2013	$15.00672	$19.86430	162
2014	$19.86430	$22.16647	146
2015	$22.16647	$21.24146	136
2016	$21.24146	$23.31726	122
2017	$23.31726	$28.06632	110
2018	$28.06632	$25.39416	101
Putnam VT Research Fund - Class IB
2009	$9.15283	$11.94168	0
2010	$11.94168	$13.61403	0
2011	$13.61403	$13.10382	0
2012	$13.10382	$15.13594	0
2013	$15.13594	$19.77403	0
2014	$19.77403	$22.24925	0
2015	$22.24925	$21.45855	0
2016	$21.45855	$23.14111	0
2017	$23.14111	$27.96500	0
2018	$27.96500	$26.10321	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.35810	$13.40768	0
2010	$13.40768	$15.70313	3,043
2011	$15.70313	$14.60146	2,933
2012	$14.60146	$16.70009	2,744
2013	$16.70009	$22.32101	1,219
2014	$22.32101	$24.81531	777
2015	$24.81531	$24.23859	718
2016	$24.23859	$25.59505	671
2017	$25.59505	$32.40432	603
2018	$32.40432	$31.25774	539
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option or Enhanced Beneficiary
Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option
(age 0-70)
Mortality & Expense = 1.90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.59476	$8.74710	0
2010	$8.74710	$10.01412	0
2011	$10.01412	$9.53225	0
2012	$9.53225	$10.83894	0
2013	$10.83894	$13.89742	0
2014	$13.89742	$15.19282	0
2015	$15.19282	$14.93707	0
2016	$14.93707	$15.75634	0
2017	$15.75634	$18.75996	0
2018	$18.75996	$17.14780	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.10796	$9.84021	0
2010	$9.84021	$10.84342	0
2011	$10.84342	$10.57192	0
2012	$10.57192	$11.54938	0
2013	$11.54938	$12.80029	0
2014	$12.80029	$13.06054	0
2015	$13.06054	$12.71974	0
2016	$12.71974	$13.10605	0
2017	$13.10605	$14.47621	0
2018	$14.47621	$13.56935	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.40568	$9.32090	0
2010	$9.32090	$10.43393	0
2011	$10.43393	$10.08946	0
2012	$10.08946	$11.16926	0
2013	$11.16926	$12.64571	0
2014	$12.64571	$12.95039	0
2015	$12.95039	$12.62151	0
2016	$12.62151	$13.07558	0
2017	$13.07558	$14.88606	0
2018	$14.88606	$13.68878	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.88847	$8.84736	0
2010	$8.84736	$10.03912	0
2011	$10.03912	$9.55161	0
2012	$9.55161	$10.77128	0
2013	$10.77128	$12.80404	0
2014	$12.80404	$13.13108	0
2015	$13.13108	$12.78853	0
2016	$12.78853	$13.32014	0
2017	$13.32014	$15.74281	0
2018	$15.74281	$14.17194	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.35278	$10.49794	0
2010	$10.49794	$11.02429	0
2011	$11.02429	$10.94438	0
2012	$10.94438	$11.38563	0
2013	$11.38563	$11.72834	0
2014	$11.72834	$11.88953	0
2015	$11.88953	$11.57471	0
2016	$11.57471	$11.80627	0
2017	$11.80627	$12.52738	0
2018	$12.52738	$11.98637	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.72295	0
2016	$17.72295	$17.36454	0
2017	$17.36454	$22.81555	0
2018	$22.81555	$25.06581	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.83387	$8.45084	0
2010	$8.45084	$9.49310	0
2011	$9.49310	$9.46095	0
2012	$9.46095	$10.71072	0
2013	$10.71072	$13.83329	0
2014	$13.83329	$15.34401	0
2015	$15.34401	$15.18596	0
2016	$15.18596	$16.59164	0
2017	$16.59164	$19.72515	0
2018	$19.72515	$18.39882	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.57287	$8.99380	0
2010	$8.99380	$11.32203	0
2011	$11.32203	$9.88268	0
2012	$9.88268	$11.08470	0
2013	$11.08470	$14.74615	0
2014	$14.74615	$15.30879	0
2015	$15.30879	$14.74468	0
2016	$14.74468	$16.15878	0
2017	$16.15878	$19.07287	0
2018	$19.07287	$15.91511	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.02306	$12.41960	830
2010	$12.41960	$14.18844	325
2011	$14.18844	$14.22677	230
2012	$14.22677	$15.63243	214
2013	$15.63243	$19.83720	187
2014	$19.83720	$21.19704	168
2015	$21.19704	$20.56531	154
2016	$20.56531	$22.47704	137
2017	$22.47704	$25.50003	126
2018	$25.50003	$23.82316	108

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.02658	$11.98396	316
2010	$11.98396	$13.22064	0
2011	$13.22064	$13.25358	0
2012	$13.25358	$14.61774	0
2013	$14.61774	$16.30763	0
2014	$16.30763	$16.70380	0
2015	$16.70380	$15.20091	0
2016	$15.20091	$16.97141	0
2017	$16.97141	$18.22652	0
2018	$18.22652	$17.07716	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.52970	$9.56427	446
2010	$9.56427	$10.44979	463
2011	$10.44979	$10.07772	451
2012	$10.07772	$11.08728	460
2013	$11.08728	$13.96418	442
2014	$13.96418	$15.37604	411
2015	$15.37604	$15.90133	0
2016	$15.90133	$15.29082	0
2017	$15.29082	$19.18199	0
2018	$19.18199	$18.50502	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.42267	$10.16946	0
2010	$10.16946	$11.14778	0
2011	$11.14778	$10.59218	0
2012	$10.59218	$11.75559	0
2013	$11.75559	$14.68860	0
2014	$14.68860	$15.20258	0
2015	$15.20258	$14.34148	0
2016	$14.34148	$15.75236	0
2017	$15.75236	$16.75148	0
2018	$16.75148	$14.56112	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.91027	$13.46483	2,687
2010	$13.46483	$14.65950	2,703
2011	$14.65950	$14.20414	2,617
2012	$14.20414	$15.88746	2,557
2013	$15.88746	$19.95178	2,434
2014	$19.95178	$20.92609	2,199
2015	$20.92609	$19.47721	1,846
2016	$19.47721	$22.13377	1,427
2017	$22.13377	$23.48337	740
2018	$23.48337	$20.90743	462
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.44039	$16.99621	1,040
2010	$16.99621	$21.33791	643
2011	$21.33791	$20.10715	610
2012	$20.10715	$23.30586	582
2013	$23.30586	$31.08828	505
2014	$31.08828	$30.61222	495
2015	$30.61222	$27.75824	409
2016	$27.75824	$35.38486	348
2017	$35.38486	$38.34081	151
2018	$38.34081	$32.70472	148

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.31744	$15.90948	0
2010	$15.90948	$19.88033	0
2011	$19.88033	$18.52525	0
2012	$18.52525	$20.10520	0
2013	$20.10520	$27.19621	0
2014	$27.19621	$28.61742	0
2015	$28.61742	$27.27466	0
2016	$27.27466	$27.81978	0
2017	$27.81978	$33.07176	0
2018	$33.07176	$30.64047	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.47230	$11.58019	45,193
2010	$11.58019	$11.93726	44,845
2011	$11.93726	$12.35242	0
2012	$12.35242	$12.32180	0
2013	$12.32180	$11.79421	0
2014	$11.79421	$11.93849	0
2015	$11.93849	$11.74445	0
2016	$11.74445	$11.57598	0
2017	$11.57598	$11.48736	0
2018	$11.48736	$11.28498	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.75512	$31.69371	27
2010	$31.69371	$36.48940	27
2011	$36.48940	$30.06267	30
2012	$30.06267	$33.30685	31
2013	$33.30685	$32.31000	38
2014	$32.31000	$28.97992	44
2015	$28.97992	$22.81153	0
2016	$22.81153	$26.23210	0
2017	$26.23210	$36.06785	0
2018	$36.06785	$29.73514	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.30808	$17.85660	31,608
2010	$17.85660	$18.95351	31,189
2011	$18.95351	$16.58434	791
2012	$16.58434	$19.19745	801
2013	$19.19745	$23.11411	777
2014	$23.11411	$20.11160	801
2015	$20.11160	$18.41263	720
2016	$18.41263	$19.32246	746
2017	$19.32246	$22.07976	195
2018	$22.07976	$18.27945	196
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.08259	$19.85041	0
2010	$19.85041	$22.24393	0
2011	$22.24393	$21.59049	0
2012	$21.59049	$24.32291	0
2013	$24.32291	$24.20256	0
2014	$24.20256	$24.13109	0
2015	$24.13109	$22.60957	0
2016	$22.60957	$22.78886	0
2017	$22.78886	$22.74525	0
2018	$22.74525	$22.70098	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.36638	$11.94697	182
2010	$11.94697	$13.98617	162
2011	$13.98617	$12.81930	124
2012	$12.81930	$14.23224	118
2013	$14.23224	$19.48043	99
2014	$19.48043	$20.63133	86
2015	$20.63133	$21.15965	75
2016	$21.15965	$21.13651	71
2017	$21.13651	$26.29170	59
2018	$26.29170	$24.74011	53
Invesco V.I. American Value Fund - Series I
2009	$8.88745	$12.11343	916
2010	$12.11343	$14.49840	849
2011	$14.49840	$14.32686	827
2012	$14.32686	$16.45430	765
2013	$16.45430	$21.63116	648
2014	$21.63116	$23.24420	592
2015	$23.24420	$20.68105	591
2016	$20.68105	$23.38752	525
2017	$23.38752	$25.18355	337
2018	$25.18355	$21.53791	327
Invesco V.I. American Value Fund - Series II
2009	$8.83575	$12.03888	0
2010	$12.03888	$14.40212	0
2011	$14.40212	$14.21827	0
2012	$14.21827	$16.29745	0
2013	$16.29745	$21.37163	0
2014	$21.37163	$22.90822	0
2015	$22.90822	$20.33011	0
2016	$20.33011	$22.93580	0
2017	$22.93580	$24.63399	0
2018	$24.63399	$21.01522	0
Invesco V.I. Comstock Fund - Series II
2009	$7.86985	$9.89427	173
2010	$9.89427	$11.20819	173
2011	$11.20819	$10.74305	169
2012	$10.74305	$12.50854	163
2013	$12.50854	$16.61375	148
2014	$16.61375	$17.74686	142
2015	$17.74686	$16.29952	0
2016	$16.29952	$18.67093	0
2017	$18.67093	$21.49661	0
2018	$21.49661	$18.44389	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.70329	$11.63702	86,523
2010	$11.63702	$12.76480	86,523
2011	$12.76480	$12.33611	0
2012	$12.33611	$13.57388	0
2013	$13.57388	$16.59768	0
2014	$16.59768	$17.67553	0
2015	$17.67553	$16.85868	0
2016	$16.85868	$18.95629	0
2017	$18.95629	$20.56365	0
2018	$20.56365	$18.17483	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.08232	$14.68186	1,182
2010	$14.68186	$16.12783	1,202
2011	$16.12783	$15.43427	1,209
2012	$15.43427	$17.27907	1,166
2013	$17.27907	$22.63101	1,036
2014	$22.63101	$24.36614	958
2015	$24.36614	$23.06646	865
2016	$23.06646	$26.97408	791
2017	$26.97408	$30.12160	283
2018	$30.12160	$25.48291	276
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.42965	$11.37527	0
2010	$11.37527	$14.17546	0
2011	$14.17546	$12.58050	0
2012	$12.58050	$13.74902	0
2013	$13.74902	$18.38930	0
2014	$18.38930	$19.38983	0
2015	$19.38983	$19.18233	0
2016	$19.18233	$18.88999	0
2017	$18.88999	$22.59351	0
2018	$22.59351	$20.82129	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.22444	$12.13057	45,144
2010	$12.13057	$13.33972	45,194
2011	$13.33972	$13.63408	479
2012	$13.63408	$15.02149	454
2013	$15.02149	$15.90956	452
2014	$15.90956	$16.25416	484
2015	$16.25416	$15.67079	493
2016	$15.67079	$17.20608	471
2017	$17.20608	$18.40081	0
2018	$18.40081	$17.29180	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.34760	$11.52947	87,742
2010	$11.52947	$13.43657	87,089
2011	$13.43657	$12.56564	145
2012	$12.56564	$13.60420	150
2013	$13.60420	$18.08309	137
2014	$18.08309	$18.96956	133
2015	$18.96956	$17.93347	0
2016	$17.93347	$20.32445	0
2017	$20.32445	$22.40520	0
2018	$22.40520	$20.14717	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.96300	$9.26992	653
2010	$9.26992	$10.65674	0
2011	$10.65674	$9.79996	0
2012	$9.79996	$10.75444	0
2013	$10.75444	$14.30981	0
2014	$14.30981	$15.08292	0
2015	$15.08292	$14.34485	0
2016	$14.34485	$16.44967	0
2017	$16.44967	$18.26359	0
2018	$18.26359	$16.42506	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.64771	$12.32352	0
2010	$12.32352	$14.83229	0
2011	$14.83229	$13.06359	0
2012	$13.06359	$14.59354	0
2013	$14.59354	$19.58670	0
2014	$19.58670	$20.34126	0
2015	$20.34126	$20.45839	0
2016	$20.45839	$20.27905	0
2017	$20.27905	$24.40755	0
2018	$24.40755	$23.20642	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.56592	$9.37933	820
2010	$9.37933	$11.51894	168
2011	$11.51894	$10.82614	168
2012	$10.82614	$12.14103	168
2013	$12.14103	$15.49161	159
2014	$15.49161	$16.91638	149
2015	$16.91638	$15.93551	0
2016	$15.93551	$18.16150	0
2017	$18.16150	$18.99917	0
2018	$18.99917	$15.80422	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.38765	$19.60309	32,286
2010	$19.60309	$21.06330	32,351
2011	$21.06330	$22.04408	869
2012	$22.04408	$25.44041	815
2013	$25.44041	$22.72749	928
2014	$22.72749	$22.89566	991
2015	$22.89566	$22.15361	902
2016	$22.15361	$23.98708	843
2017	$23.98708	$25.74041	329
2018	$25.74041	$23.42651	308
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.76969	$13.66205	0
2010	$13.66205	$15.25570	0
2011	$15.25570	$16.28933	0
2012	$16.28933	$18.43456	0
2013	$18.43456	$21.59820	0
2014	$21.59820	$22.10064	0
2015	$22.10064	$22.98082	0
2016	$22.98082	$23.72146	0
2017	$23.72146	$29.21055	0
2018	$29.21055	$28.09346	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.35526	$11.92265	0
2010	$11.92265	$14.34254	0
2011	$14.34254	$13.65040	0
2012	$13.65040	$15.28585	0
2013	$15.28585	$22.16152	0
2014	$22.16152	$23.07855	0
2015	$23.07855	$25.36190	0
2016	$25.36190	$24.42701	0
2017	$24.42701	$34.24091	0
2018	$34.24091	$36.05190	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.26513	$11.74735	0
2010	$11.74735	$14.10280	0
2011	$14.10280	$13.38879	0
2012	$13.38879	$14.95045	0
2013	$14.95045	$21.62408	0
2014	$21.62408	$22.46130	0
2015	$22.46130	$24.62393	0
2016	$24.62393	$23.64726	0
2017	$23.64726	$33.07230	0
2018	$33.07230	$34.74322	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.12488	$9.43712	319
2010	$9.43712	$12.22187	288
2011	$12.22187	$11.10825	246
2012	$11.10825	$11.79877	253
2013	$11.79877	$15.88259	278
2014	$15.88259	$15.83688	259
2015	$15.83688	$14.57703	253
2016	$14.57703	$13.01108	283
2017	$13.01108	$17.65881	0
2018	$17.65881	$19.10928	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.57866	$18.34080	670
2010	$18.34080	$23.26048	416
2011	$23.26048	$24.06494	381
2012	$24.06494	$27.24148	357
2013	$27.24148	$27.13940	372
2014	$27.13940	$34.39202	328
2015	$34.39202	$34.32059	293
2016	$34.32059	$35.80593	278
2017	$35.80593	$36.06831	116
2018	$36.06831	$32.49926	108
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.21328	$11.59223	376
2010	$11.59223	$12.38791	367
2011	$12.38791	$11.96287	267
2012	$11.96287	$13.32939	250
2013	$13.32939	$16.89162	225
2014	$16.89162	$19.04056	190
2015	$19.04056	$19.25182	164
2016	$19.25182	$18.39262	164
2017	$18.39262	$22.78436	139
2018	$22.78436	$20.97907	124
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.64321	$10.29041	1,690
2010	$10.29041	$11.35280	1,185
2011	$11.35280	$11.15869	1,185
2012	$11.15869	$12.24741	1,185
2013	$12.24741	$13.53045	1,185
2014	$13.53045	$14.30965	1,044
2015	$14.30965	$14.09003	762
2016	$14.09003	$14.48093	474
2017	$14.48093	$15.44904	214
2018	$15.44904	$14.28901	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.21650	$10.64011	493
2010	$10.64011	$13.24766	256
2011	$13.24766	$13.07980	220
2012	$13.07980	$14.87587	213
2013	$14.87587	$19.75396	222
2014	$19.75396	$20.40955	210
2015	$20.40955	$21.25143	189
2016	$21.25143	$21.24114	184
2017	$21.24114	$26.71860	0
2018	$26.71860	$24.51029	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.85405	$17.53830	1,199
2010	$17.53830	$19.86862	1,161
2011	$19.86862	$17.79517	1,154
2012	$17.79517	$21.07261	1,089
2013	$21.07261	$26.20132	995
2014	$26.20132	$26.18114	952
2015	$26.18114	$26.57530	867
2016	$26.57530	$25.98050	896
2017	$25.98050	$34.68135	334
2018	$34.68135	$29.40769	332
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.14666	$14.08214	73,742
2010	$14.08214	$15.82477	73,509
2011	$15.82477	$15.59545	932
2012	$15.59545	$17.27651	1,720
2013	$17.27651	$16.85335	1,895
2014	$16.85335	$16.91226	1,930
2015	$16.91226	$16.14614	1,727
2016	$16.14614	$16.80010	1,648
2017	$16.80010	$17.44423	934
2018	$17.44423	$16.30403	855
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.58877	$12.01653	573
2010	$12.01653	$13.62757	566
2011	$13.62757	$13.30137	484
2012	$13.30137	$15.18579	433
2013	$15.18579	$19.54306	408
2014	$19.54306	$21.12474	372
2015	$21.12474	$21.32584	340
2016	$21.32584	$23.24066	308
2017	$23.24066	$26.54403	119
2018	$26.54403	$23.88422	106
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.04826	$16.14726	0
2010	$16.14726	$19.45529	0
2011	$19.45529	$18.59551	0
2012	$18.59551	$21.42305	0
2013	$21.42305	$29.49661	0
2014	$29.49661	$32.24604	0
2015	$32.24604	$29.64808	0
2016	$29.64808	$34.16050	0
2017	$34.16050	$38.10427	0
2018	$38.10427	$33.37519	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.31882	$6.74662	0
2010	$6.74662	$7.35084	0
2011	$7.35084	$7.76830	0
2012	$7.76830	$8.37933	0
2013	$8.37933	$8.17302	0
2014	$8.17302	$8.55641	0
2015	$8.55641	$8.43654	0
2016	$8.43654	$8.51280	0
2017	$8.51280	$8.70094	0
2018	$8.70094	$8.40730	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.32137	0
2010	$12.32137	$13.58488	0
2011	$13.58488	$13.55712	0
2012	$13.55712	$15.83550	0
2013	$15.83550	$20.53067	0
2014	$20.53067	$22.64658	0
2015	$22.64658	$21.49855	0
2016	$21.49855	$23.92262	0
2017	$23.92262	$27.82359	0
2018	$27.82359	$24.92898	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.16441	$10.04234	1,872
2010	$10.04234	$10.89702	1,872
2011	$10.89702	$10.96525	1,872
2012	$10.96525	$12.08124	1,872
2013	$12.08124	$13.96921	1,872
2014	$13.96921	$15.13771	1,649
2015	$15.13771	$14.65377	1,204
2016	$14.65377	$15.49772	749
2017	$15.49772	$17.46528	338
2018	$17.46528	$16.56265	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.07681	$13.33980	1,334
2010	$13.33980	$14.97978	1,334
2011	$14.97978	$14.60602	1,334
2012	$14.60602	$16.33047	1,334
2013	$16.33047	$19.10609	1,334
2014	$19.10609	$20.46955	1,174
2015	$20.46955	$20.07639	858
2016	$20.07639	$20.97763	533
2017	$20.97763	$23.69256	241
2018	$23.69256	$21.51303	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.41085	$12.84384	0
2010	$12.84384	$12.88578	0
2011	$12.88578	$12.46844	0
2012	$12.46844	$14.92563	0
2013	$14.92563	$20.70264	0
2014	$20.70264	$25.87340	0
2015	$25.87340	$27.30521	0
2016	$27.30521	$23.70094	0
2017	$23.70094	$26.75935	0
2018	$26.75935	$26.04387	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.62192	$18.52296	0
2010	$18.52296	$18.46848	0
2011	$18.46848	$17.10554	0
2012	$17.10554	$17.59111	0
2013	$17.59111	$19.60313	0
2014	$19.60313	$21.99194	0
2015	$21.99194	$19.39717	0
2016	$19.39717	$19.36837	0
2017	$19.36837	$23.17079	0
2018	$23.17079	$22.57944	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.22822	$10.03526	734
2010	$10.03526	$9.82920	0
2011	$9.82920	$9.62541	0
2012	$9.62541	$9.42464	0
2013	$9.42464	$9.22859	0
2014	$9.22859	$9.03661	0
2015	$9.03661	$8.84864	0
2016	$8.84864	$8.66512	0
2017	$8.66512	$8.50586	182
2018	$8.50586	$8.42619	161
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04874	2,008
2017	$10.04874	$12.88106	652
2018	$12.88106	$12.91173	556
Putnam VT High Yield Fund - Class IB
2009	$11.45201	$16.83990	2,030
2010	$16.83990	$18.80335	2,028
2011	$18.80335	$18.73437	2,007
2012	$18.73437	$21.27833	1,995
2013	$21.27833	$22.47016	2,004
2014	$22.47016	$22.34341	1,801
2015	$22.34341	$20.70550	1,389
2016	$20.70550	$23.42629	945
2017	$23.42629	$24.54089	480
2018	$24.54089	$23.05043	154
Putnam VT Income Fund - Class IB
2009	$8.37265	$12.02255	3,024
2010	$12.02255	$12.93321	2,763
2011	$12.93321	$13.29691	2,556
2012	$13.29691	$14.41698	2,568
2013	$14.41698	$14.37985	2,669
2014	$14.37985	$14.98836	2,421
2015	$14.98836	$14.46103	2,005
2016	$14.46103	$14.44271	1,661
2017	$14.44271	$14.93402	1,042
2018	$14.93402	$14.65102	683

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.13237	$14.80492	129
2010	$14.80492	$15.94911	0
2011	$15.94911	$12.97165	0
2012	$12.97165	$15.48333	0
2013	$15.48333	$19.41542	0
2014	$19.41542	$17.72114	0
2015	$17.72114	$17.37505	0
2016	$17.37505	$16.59549	0
2017	$16.59549	$20.57049	0
2018	$20.57049	$16.29044	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.32313	$11.94199	1,319
2010	$11.94199	$13.32013	1,319
2011	$13.32013	$13.04790	1,319
2012	$13.04790	$14.92455	1,319
2013	$14.92455	$19.74545	1,319
2014	$19.74545	$22.02261	1,162
2015	$22.02261	$21.09284	849
2016	$21.09284	$23.14233	528
2017	$23.14233	$27.84177	238
2018	$27.84177	$25.17827	0
Putnam VT Research Fund - Class IB
2009	$9.12133	$11.89453	0
2010	$11.89453	$13.55335	0
2011	$13.55335	$13.03878	0
2012	$13.03878	$15.05311	0
2013	$15.05311	$19.65578	0
2014	$19.65578	$22.10491	0
2015	$22.10491	$21.30846	0
2016	$21.30846	$22.96755	0
2017	$22.96755	$27.74134	0
2018	$27.74134	$25.88137	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.32241	$13.35467	0
2010	$13.35467	$15.63307	0
2011	$15.63307	$14.52891	0
2012	$14.52891	$16.60863	0
2013	$16.60863	$22.18744	0
2014	$22.18744	$24.65423	0
2015	$24.65423	$24.06897	0
2016	$24.06897	$25.40298	0
2017	$25.40298	$32.14500	0
2018	$32.14500	$30.99194	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option
(age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
(Annual Increase) Option
Mortality & Expense = 1.95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.58573	$8.73066	962
2010	$8.73066	$9.99022	993
2011	$9.99022	$9.50464	3,021
2012	$9.50464	$10.80202	0
2013	$10.80202	$13.84301	0
2014	$13.84301	$15.12561	0
2015	$15.12561	$14.86340	0
2016	$14.86340	$15.67064	0
2017	$15.67064	$18.64855	0
2018	$18.64855	$17.03736	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.09689	$9.82176	0
2010	$9.82176	$10.81756	0
2011	$10.81756	$10.54131	0
2012	$10.54131	$11.51005	0
2013	$11.51005	$12.75020	0
2014	$12.75020	$13.00278	0
2015	$13.00278	$12.65703	0
2016	$12.65703	$13.03478	0
2017	$13.03478	$14.39025	0
2018	$14.39025	$13.48197	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.39556	$9.30342	0
2010	$9.30342	$10.40903	0
2011	$10.40903	$10.06026	0
2012	$10.06026	$11.13124	0
2013	$11.13124	$12.59622	0
2014	$12.59622	$12.89311	0
2015	$12.89311	$12.55927	0
2016	$12.55927	$13.00448	0
2017	$13.00448	$14.79768	0
2018	$14.79768	$13.60064	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.87905	$8.83076	0
2010	$8.83076	$10.01518	0
2011	$10.01518	$9.52398	0
2012	$9.52398	$10.73462	0
2013	$10.73462	$12.75396	0
2014	$12.75396	$13.07304	0
2015	$13.07304	$12.72550	0
2016	$12.72550	$13.24772	0
2017	$13.24772	$15.64936	0
2018	$15.64936	$14.08069	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.34000	$10.47824	0
2010	$10.47824	$10.99799	0
2011	$10.99799	$10.91270	0
2012	$10.91270	$11.34685	0
2013	$11.34685	$11.68244	0
2014	$11.68244	$11.83695	0
2015	$11.83695	$11.51763	0
2016	$11.51763	$11.74208	0
2017	$11.74208	$12.45301	0
2018	$12.45301	$11.90919	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.63559	0
2016	$17.63559	$17.27014	0
2017	$17.27014	$22.68013	0
2018	$22.68013	$24.90446	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.82454	$8.43499	0
2010	$8.43499	$9.47047	0
2011	$9.47047	$9.43358	0
2012	$9.43358	$10.67428	0
2013	$10.67428	$13.77919	0
2014	$13.77919	$15.27620	0
2015	$15.27620	$15.11111	0
2016	$15.11111	$16.50147	0
2017	$16.50147	$19.60811	0
2018	$19.60811	$18.28042	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.56388	$8.97692	687
2010	$8.97692	$11.29503	638
2011	$11.29503	$9.85408	0
2012	$9.85408	$11.04696	0
2013	$11.04696	$14.68845	0
2014	$14.68845	$15.24111	0
2015	$15.24111	$14.67199	0
2016	$14.67199	$16.07092	0
2017	$16.07092	$18.95964	0
2018	$18.95964	$15.81263	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.99409	$12.37736	14,720
2010	$12.37736	$14.13297	11,510
2011	$14.13297	$14.16394	8,359
2012	$14.16394	$15.55542	8,099
2013	$15.55542	$19.72938	7,684
2014	$19.72938	$21.07108	1,850
2015	$21.07108	$20.43266	1,687
2016	$20.43266	$22.32069	226
2017	$22.32069	$25.30992	201
2018	$25.30992	$23.63362	12

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.00509	$11.94932	1,469
2010	$11.94932	$13.17569	1,422
2011	$13.17569	$13.20178	0
2012	$13.20178	$14.55315	0
2013	$14.55315	$16.22728	0
2014	$16.22728	$16.61301	0
2015	$16.61301	$15.11056	0
2016	$15.11056	$16.86194	1,243
2017	$16.86194	$18.09987	1,201
2018	$18.09987	$16.94993	1,094
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.51338	$9.53867	993
2010	$9.53867	$10.41650	1,019
2011	$10.41650	$10.04051	211
2012	$10.04051	$11.04068	204
2013	$11.04068	$13.89839	203
2014	$13.89839	$15.29578	194
2015	$15.29578	$15.81025	184
2016	$15.81025	$15.19549	191
2017	$15.19549	$19.05283	180
2018	$19.05283	$18.37114	154
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.41116	$10.15038	0
2010	$10.15038	$11.12119	0
2011	$11.12119	$10.56153	1,036
2012	$10.56153	$11.71555	0
2013	$11.71555	$14.63110	0
2014	$14.63110	$15.13533	0
2015	$15.13533	$14.27075	0
2016	$14.27075	$15.66668	0
2017	$15.66668	$16.65199	0
2018	$16.65199	$14.46732	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.87873	$13.41906	3,255
2010	$13.41906	$14.60220	2,903
2011	$14.60220	$14.14142	2,000
2012	$14.14142	$15.80920	1,128
2013	$15.80920	$19.84336	1,107
2014	$19.84336	$20.80174	11
2015	$20.80174	$19.35158	11
2016	$19.35158	$21.97981	201
2017	$21.97981	$23.30830	196
2018	$23.30830	$20.74108	187
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.40151	$16.93838	2,391
2010	$16.93838	$21.25445	2,098
2011	$21.25445	$20.01830	1,639
2012	$20.01830	$23.19099	1,575
2013	$23.19099	$30.91926	1,502
2014	$30.91926	$30.43023	527
2015	$30.43023	$27.57912	519
2016	$27.57912	$35.13862	0
2017	$35.13862	$38.05488	0
2018	$38.05488	$32.44443	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.28469	$15.85534	0
2010	$15.85534	$19.80257	0
2011	$19.80257	$18.44338	0
2012	$18.44338	$20.00610	0
2013	$20.00610	$27.04834	0
2014	$27.04834	$28.44728	0
2015	$28.44728	$27.09864	0
2016	$27.09864	$27.62618	0
2017	$27.62618	$32.82510	0
2018	$32.82510	$30.39659	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.44496	$11.54670	0
2010	$11.54670	$11.89664	0
2011	$11.89664	$12.30413	0
2012	$12.30413	$12.26735	0
2013	$12.26735	$11.73610	0
2014	$11.73610	$11.87361	0
2015	$11.87361	$11.67466	0
2016	$11.67466	$11.50133	0
2017	$11.50133	$11.40753	0
2018	$11.40753	$11.20091	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.70087	$31.58590	3,296
2010	$31.58590	$36.34674	2,088
2011	$36.34674	$29.92986	1,438
2012	$29.92986	$33.14274	1,434
2013	$33.14274	$32.13437	1,491
2014	$32.13437	$28.80764	627
2015	$28.80764	$22.66432	701
2016	$22.66432	$26.04955	56
2017	$26.04955	$35.79887	44
2018	$35.79887	$29.49847	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.26957	$17.79584	3,474
2010	$17.79584	$18.87937	1,633
2011	$18.87937	$16.51104	0
2012	$16.51104	$19.10281	0
2013	$19.10281	$22.98842	0
2014	$22.98842	$19.99202	0
2015	$19.99202	$18.29378	0
2016	$18.29378	$19.18797	437
2017	$19.18797	$21.91506	397
2018	$21.91506	$18.13393	409
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.03320	$19.78291	0
2010	$19.78291	$22.15697	0
2011	$22.15697	$21.49512	0
2012	$21.49512	$24.20309	0
2013	$24.20309	$24.07102	0
2014	$24.07102	$23.98767	0
2015	$23.98767	$22.46370	0
2016	$22.46370	$22.63032	0
2017	$22.63032	$22.57565	0
2018	$22.57565	$22.52034	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.34506	$11.90630	206
2010	$11.90630	$13.93145	155
2011	$13.93145	$12.76264	53
2012	$12.76264	$14.16208	14
2013	$14.16208	$19.37450	7
2014	$19.37450	$20.50866	6
2015	$20.50866	$21.02310	5
2016	$21.02310	$20.98942	5
2017	$20.98942	$26.09562	4
2018	$26.09562	$24.54322	4
Invesco V.I. American Value Fund - Series I
2009	$8.86625	$12.07837	1,670
2010	$12.07837	$14.44905	1,326
2011	$14.44905	$14.27082	1,228
2012	$14.27082	$16.38155	1,124
2013	$16.38155	$21.52454	951
2014	$21.52454	$23.11781	788
2015	$23.11781	$20.55809	788
2016	$20.55809	$23.23662	70
2017	$23.23662	$25.00850	64
2018	$25.00850	$21.37738	0
Invesco V.I. American Value Fund - Series II
2009	$8.81470	$12.00407	0
2010	$12.00407	$14.35315	0
2011	$14.35315	$14.16270	0
2012	$14.16270	$16.22544	0
2013	$16.22544	$21.26633	0
2014	$21.26633	$22.78371	0
2015	$22.78371	$20.20927	0
2016	$20.20927	$22.78785	0
2017	$22.78785	$24.46279	0
2018	$24.46279	$20.85863	0
Invesco V.I. Comstock Fund - Series II
2009	$7.85108	$9.86563	1,071
2010	$9.86563	$11.17005	1,068
2011	$11.17005	$10.70102	0
2012	$10.70102	$12.45324	0
2013	$12.45324	$16.53186	0
2014	$16.53186	$17.65035	0
2015	$17.65035	$16.20258	0
2016	$16.20258	$18.55045	0
2017	$18.55045	$21.34717	0
2018	$21.34717	$18.30643	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.68017	$11.60337	0
2010	$11.60337	$12.72139	0
2011	$12.72139	$12.28789	0
2012	$12.28789	$13.51391	0
2013	$13.51391	$16.51592	0
2014	$16.51592	$17.57948	0
2015	$17.57948	$16.75850	0
2016	$16.75850	$18.83405	223
2017	$18.83405	$20.42076	213
2018	$20.42076	$18.03943	206

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.04736	$14.63190	3,408
2010	$14.63190	$16.06475	3,200
2011	$16.06475	$15.36607	2,533
2012	$15.36607	$17.19390	2,290
2013	$17.19390	$22.50796	1,957
2014	$22.50796	$24.22128	1,628
2015	$24.22128	$22.91760	1,553
2016	$22.91760	$26.78637	259
2017	$26.78637	$29.89696	231
2018	$29.89696	$25.28009	124
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.41194	$11.34236	0
2010	$11.34236	$14.12723	0
2011	$14.12723	$12.53130	0
2012	$12.53130	$13.68823	0
2013	$13.68823	$18.29867	0
2014	$18.29867	$19.28441	0
2015	$19.28441	$19.06828	0
2016	$19.06828	$18.76812	0
2017	$18.76812	$22.43646	0
2018	$22.43646	$20.66611	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.20443	$12.09807	3,058
2010	$12.09807	$13.29719	394
2011	$13.29719	$13.58368	72
2012	$13.58368	$14.95830	79
2013	$14.95830	$15.83453	85
2014	$15.83453	$16.16925	88
2015	$16.16925	$15.58096	89
2016	$15.58096	$17.09874	88
2017	$17.09874	$18.27681	91
2018	$18.27681	$17.16660	95
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.32732	$11.49859	3,274
2010	$11.49859	$13.39375	736
2011	$13.39375	$12.51920	0
2012	$12.51920	$13.54698	0
2013	$13.54698	$17.99784	0
2014	$17.99784	$18.87049	0
2015	$18.87049	$17.83070	0
2016	$17.83070	$20.19769	208
2017	$20.19769	$22.25427	195
2018	$22.25427	$20.00134	185
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.94573	$9.24509	5,899
2010	$9.24509	$10.62277	0
2011	$10.62277	$9.76374	1,456
2012	$9.76374	$10.70921	0
2013	$10.70921	$14.24236	0
2014	$14.24236	$15.00415	0
2015	$15.00415	$14.26264	0
2016	$14.26264	$16.34707	0
2017	$16.34707	$18.14055	0
2018	$18.14055	$16.30616	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.62896	$12.29053	2,483
2010	$12.29053	$14.78505	0
2011	$14.78505	$13.01533	0
2012	$13.01533	$14.53217	0
2013	$14.53217	$19.49436	0
2014	$19.49436	$20.23502	0
2015	$20.23502	$20.34115	0
2016	$20.34115	$20.15256	0
2017	$20.15256	$24.24313	0
2018	$24.24313	$23.03844	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.54952	$9.35421	3,760
2010	$9.35421	$11.48223	1,257
2011	$11.48223	$10.78613	204
2012	$10.78613	$12.08998	198
2013	$12.08998	$15.41860	182
2014	$15.41860	$16.82807	180
2015	$16.82807	$15.84423	180
2016	$15.84423	$18.04828	175
2017	$18.04828	$18.87123	177
2018	$18.87123	$15.68987	180
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.34313	$19.53640	254
2010	$19.53640	$20.98093	231
2011	$20.98093	$21.94668	334
2012	$21.94668	$25.31505	0
2013	$25.31505	$22.60395	0
2014	$22.60395	$22.75956	0
2015	$22.75956	$22.01067	0
2016	$22.01067	$23.82017	0
2017	$23.82017	$25.54846	0
2018	$25.54846	$23.24008	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.74223	$13.62028	461
2010	$13.62028	$15.20130	480
2011	$15.20130	$16.22297	0
2012	$16.22297	$18.35006	0
2013	$18.35006	$21.48822	0
2014	$21.48822	$21.97688	0
2015	$21.97688	$22.84045	0
2016	$22.84045	$23.56456	0
2017	$23.56456	$29.00276	0
2018	$29.00276	$27.87953	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.33773	$11.88816	1,496
2010	$11.88816	$14.29376	1,334
2011	$14.29376	$13.59703	1,222
2012	$13.59703	$15.21829	1,212
2013	$15.21829	$22.05233	941
2014	$22.05233	$22.95311	783
2015	$22.95311	$25.21117	643
2016	$25.21117	$24.26947	58
2017	$24.26947	$34.00299	47
2018	$34.00299	$35.78333	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.24780	$11.71333	0
2010	$11.71333	$14.05479	0
2011	$14.05479	$13.33641	0
2012	$13.33641	$14.88435	0
2013	$14.88435	$21.51749	0
2014	$21.51749	$22.33918	0
2015	$22.33918	$24.47754	0
2016	$24.47754	$23.49470	0
2017	$23.49470	$32.84246	0
2018	$32.84246	$34.48435	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.11649	$9.41939	0
2010	$9.41939	$12.19268	0
2011	$12.19268	$11.07608	0
2012	$11.07608	$11.75857	0
2013	$11.75857	$15.82040	0
2014	$15.82040	$15.76681	0
2015	$15.76681	$14.50511	0
2016	$14.50511	$12.94029	0
2017	$12.94029	$17.55392	0
2018	$17.55392	$18.98618	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.53647	$18.27837	4,391
2010	$18.27837	$23.16948	2,192
2011	$23.16948	$23.95857	666
2012	$23.95857	$27.10719	43
2013	$27.10719	$26.99181	48
2014	$26.99181	$34.18753	47
2015	$34.18753	$34.09910	43
2016	$34.09910	$35.55675	42
2017	$35.55675	$35.79931	47
2018	$35.79931	$32.24059	49
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.18955	$11.55282	5,171
2010	$11.55282	$12.33949	5,043
2011	$12.33949	$11.91004	1,359
2012	$11.91004	$13.26374	1,097
2013	$13.26374	$16.79985	989
2014	$16.79985	$18.92743	859
2015	$18.92743	$19.12767	772
2016	$19.12767	$18.26471	29
2017	$18.26471	$22.61455	25
2018	$22.61455	$20.81220	22
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.61821	$10.25540	3,415
2010	$10.25540	$11.30840	3,352
2011	$11.30840	$11.10938	3,021
2012	$11.10938	$12.18703	3,018
2013	$12.18703	$13.45688	2,987
2014	$13.45688	$14.22458	2,538
2015	$14.22458	$13.99910	2,283
2016	$13.99910	$14.38016	207
2017	$14.38016	$15.33383	200
2018	$15.33383	$14.17530	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.19272	$10.60390	0
2010	$10.60390	$13.19584	0
2011	$13.19584	$13.02200	0
2012	$13.02200	$14.80254	0
2013	$14.80254	$19.64655	0
2014	$19.64655	$20.28821	0
2015	$20.28821	$21.11430	0
2016	$21.11430	$21.09333	0
2017	$21.09333	$26.51936	0
2018	$26.51936	$24.31523	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.81688	$17.47866	2,143
2010	$17.47866	$19.79095	1,895
2011	$19.79095	$17.71656	1,830
2012	$17.71656	$20.96878	1,139
2013	$20.96878	$26.05893	964
2014	$26.05893	$26.02555	779
2015	$26.02555	$26.40388	685
2016	$26.40388	$25.79977	122
2017	$25.79977	$34.42281	97
2018	$34.42281	$29.17371	3
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.11153	$14.03425	4,117
2010	$14.03425	$15.76288	3,568
2011	$15.76288	$15.52655	2,341
2012	$15.52655	$17.19138	1,331
2013	$17.19138	$16.76174	1,471
2014	$16.76174	$16.81173	946
2015	$16.81173	$16.04197	882
2016	$16.04197	$16.68322	0
2017	$16.68322	$17.31416	0
2018	$17.31416	$16.17428	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.56102	$11.97563	5,047
2010	$11.97563	$13.57426	4,447
2011	$13.57426	$13.24259	3,094
2012	$13.24259	$15.11093	2,112
2013	$15.11093	$19.43680	1,885
2014	$19.43680	$20.99916	1,607
2015	$20.99916	$21.18824	1,434
2016	$21.18824	$23.07894	68
2017	$23.07894	$26.34609	59
2018	$26.34609	$23.69415	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.01340	$16.09230	3,073
2010	$16.09230	$19.37918	2,662
2011	$19.37918	$18.51333	2,310
2012	$18.51333	$21.31745	2,152
2013	$21.31745	$29.33624	1,806
2014	$29.33624	$32.05434	1,571
2015	$32.05434	$29.45677	1,512
2016	$29.45677	$33.92278	49
2017	$33.92278	$37.82009	41
2018	$37.82009	$33.10954	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.30512	$6.72856	136
2010	$6.72856	$7.32741	135
2011	$7.32741	$7.73960	121
2012	$7.73960	$8.34409	139
2013	$8.34409	$8.13450	162
2014	$8.13450	$8.51174	168
2015	$8.51174	$8.38821	167
2016	$8.38821	$8.45973	170
2017	$8.45973	$8.64235	190
2018	$8.64235	$8.34648	205
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.27945	612
2010	$12.27945	$13.53175	311
2011	$13.53175	$13.49721	0
2012	$13.49721	$15.75744	0
2013	$15.75744	$20.41904	0
2014	$20.41904	$22.51194	0
2015	$22.51194	$21.35982	0
2016	$21.35982	$23.75615	0
2017	$23.75615	$27.61609	0
2018	$27.61609	$24.73057	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.14078	$10.00817	0
2010	$10.00817	$10.85440	0
2011	$10.85440	$10.91680	0
2012	$10.91680	$12.02170	0
2013	$12.02170	$13.89327	0
2014	$13.89327	$15.04772	0
2015	$15.04772	$14.55922	0
2016	$14.55922	$15.38989	0
2017	$15.38989	$17.33506	0
2018	$17.33506	$16.43085	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.04767	$13.29443	3,388
2010	$13.29443	$14.92123	1,065
2011	$14.92123	$14.54151	1,063
2012	$14.54151	$16.25002	1,061
2013	$16.25002	$19.00226	1,059
2014	$19.00226	$20.34790	0
2015	$20.34790	$19.94688	0
2016	$19.94688	$20.83170	0
2017	$20.83170	$23.51592	0
2018	$23.51592	$21.34186	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.38073	$12.80016	0
2010	$12.80016	$12.83540	0
2011	$12.83540	$12.41335	0
2012	$12.41335	$14.85207	0
2013	$14.85207	$20.59012	0
2014	$20.59012	$25.71964	0
2015	$25.71964	$27.12908	0
2016	$27.12908	$23.53605	0
2017	$23.53605	$26.55982	0
2018	$26.55982	$25.83663	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.57095	$18.45996	0
2010	$18.45996	$18.39627	0
2011	$18.39627	$17.02996	0
2012	$17.02996	$17.50442	0
2013	$17.50442	$19.49657	0
2014	$19.49657	$21.86121	0
2015	$21.86121	$19.27201	0
2016	$19.27201	$19.23360	0
2017	$19.23360	$22.99802	0
2018	$22.99802	$22.39975	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.19857	$10.00107	2,960
2010	$10.00107	$9.79071	3,022
2011	$9.79071	$9.58284	1,618
2012	$9.58284	$9.37816	21
2013	$9.37816	$9.17838	12
2014	$9.17838	$8.98286	13
2015	$8.98286	$8.79151	13
2016	$8.79151	$8.60479	12
2017	$8.60479	$8.44238	13
2018	$8.44238	$8.35909	8
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04815	0
2017	$10.04815	$12.87384	0
2018	$12.87384	$12.89797	0
Putnam VT High Yield Fund - Class IB
2009	$11.41891	$16.78266	4,143
2010	$16.78266	$18.72987	3,259
2011	$18.72987	$18.65166	2,485
2012	$18.65166	$21.17354	1,768
2013	$21.17354	$22.34808	1,798
2014	$22.34808	$22.21068	1,637
2015	$22.21068	$20.57199	1,571
2016	$20.57199	$23.26339	139
2017	$23.26339	$24.35799	134
2018	$24.35799	$22.86709	8
Putnam VT Income Fund - Class IB
2009	$8.34845	$11.98169	4,936
2010	$11.98169	$12.88266	4,558
2011	$12.88266	$13.23820	3,499
2012	$13.23820	$14.34597	1,361
2013	$14.34597	$14.30171	1,195
2014	$14.30171	$14.89929	576
2015	$14.89929	$14.36776	522
2016	$14.36776	$14.34226	418
2017	$14.34226	$14.82270	419
2018	$14.82270	$14.53448	7

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.09726	$14.75454	3,450
2010	$14.75454	$15.88673	1,288
2011	$15.88673	$12.91432	1,201
2012	$12.91432	$15.40699	79
2013	$15.40699	$19.30984	73
2014	$19.30984	$17.61577	79
2015	$17.61577	$17.26291	82
2016	$17.26291	$16.47999	87
2017	$16.47999	$20.41706	82
2018	$20.41706	$16.16075	90
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.29616	$11.90135	0
2010	$11.90135	$13.26803	0
2011	$13.26803	$12.99023	0
2012	$12.99023	$14.85099	0
2013	$14.85099	$19.63811	0
2014	$19.63811	$21.89171	0
2015	$21.89171	$20.95676	0
2016	$20.95676	$22.98132	0
2017	$22.98132	$27.63417	0
2018	$27.63417	$24.97791	0
Putnam VT Research Fund - Class IB
2009	$9.09495	$11.85405	200
2010	$11.85405	$13.50034	156
2011	$13.50034	$12.98116	56
2012	$12.98116	$14.97892	14
2013	$14.97892	$19.54894	6
2014	$19.54894	$21.97353	6
2015	$21.97353	$21.17099	5
2016	$21.17099	$22.80776	5
2017	$22.80776	$27.53449	4
2018	$27.53449	$25.67543	4
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.29255	$13.30923	0
2010	$13.30923	$15.57193	0
2011	$15.57193	$14.46471	0
2012	$14.46471	$16.52677	0
2013	$16.52677	$22.06682	0
2014	$22.06682	$24.50768	0
2015	$24.50768	$23.91367	0
2016	$23.91367	$25.22623	0
2017	$25.22623	$31.90531	0
2018	$31.90531	$30.74533	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May 1, 2003
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.57672	$8.71426	3,721
2010	$8.71426	$9.96635	10,361
2011	$9.96635	$9.47710	7,751
2012	$9.47710	$10.76521	7,404
2013	$10.76521	$13.78880	5,894
2014	$13.78880	$15.05868	5,766
2015	$15.05868	$14.79006	6,981
2016	$14.79006	$15.58538	4,358
2017	$15.58538	$18.53777	4,235
2018	$18.53777	$16.92759	3,073
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.08581	$9.80330	388
2010	$9.80330	$10.79173	384
2011	$10.79173	$10.51079	380
2012	$10.51079	$11.47084	376
2013	$11.47084	$12.70027	2,850
2014	$12.70027	$12.94526	2,829
2015	$12.94526	$12.59459	2,806
2016	$12.59459	$12.96388	2,424
2017	$12.96388	$14.30479	2,406
2018	$14.30479	$13.39513	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.38544	$9.28596	3,908
2010	$9.28596	$10.38420	3,878
2011	$10.38420	$10.03115	3,849
2012	$10.03115	$11.09335	3,819
2013	$11.09335	$12.54693	6,156
2014	$12.54693	$12.83610	6,021
2015	$12.83610	$12.49735	5,746
2016	$12.49735	$12.93377	5,608
2017	$12.93377	$14.70981	5,485
2018	$14.70981	$13.51305	5,360
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.86965	$8.81418	0
2010	$8.81418	$9.99126	0
2011	$9.99126	$9.49639	0
2012	$9.49639	$10.69804	0
2013	$10.69804	$12.70400	0
2014	$12.70400	$13.01518	0
2015	$13.01518	$12.66270	0
2016	$12.66270	$13.17563	0
2017	$13.17563	$15.55638	0
2018	$15.55638	$13.98996	2,173

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.32721	$10.45855	624
2010	$10.45855	$10.97171	618
2011	$10.97171	$10.88109	611
2012	$10.88109	$11.30818	604
2013	$11.30818	$11.63668	598
2014	$11.63668	$11.78456	591
2015	$11.78456	$11.46079	584
2016	$11.46079	$11.67817	0
2017	$11.67817	$12.37898	0
2018	$12.37898	$11.83243	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.54856	2,220
2016	$17.54856	$17.17616	2,206
2017	$17.17616	$22.54537	2,192
2018	$22.54537	$24.74397	2,180
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.81519	$8.41914	0
2010	$8.41914	$9.44785	2,551
2011	$9.44785	$9.40625	3,328
2012	$9.40625	$10.63790	12,288
2013	$10.63790	$13.72521	847
2014	$13.72521	$15.20858	839
2015	$15.20858	$15.03654	5,801
2016	$15.03654	$16.41166	5,345
2017	$16.41166	$19.49159	5,218
2018	$19.49159	$18.16261	987
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.55490	$8.96005	1,910
2010	$8.96005	$11.26805	661
2011	$11.26805	$9.82552	1,106
2012	$9.82552	$11.00931	944
2013	$11.00931	$14.63092	2,655
2014	$14.63092	$15.17365	2,592
2015	$15.17365	$14.59959	4,274
2016	$14.59959	$15.98348	3,919
2017	$15.98348	$18.84701	3,885
2018	$18.84701	$15.71075	3,468
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.97067	$12.34206	38,791
2010	$12.34206	$14.08547	34,822
2011	$14.08547	$14.10913	27,921
2012	$14.10913	$15.48729	30,392
2013	$15.48729	$19.63295	20,940
2014	$19.63295	$20.95738	19,950
2015	$20.95738	$20.31202	18,611
2016	$20.31202	$22.17760	16,721
2017	$22.17760	$25.13503	16,406
2018	$25.13503	$23.45845	15,752

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.98362	$11.91475	28,422
2010	$11.91475	$13.13088	23,688
2011	$13.13088	$13.15017	13,308
2012	$13.15017	$14.48884	12,563
2013	$14.48884	$16.14732	11,290
2014	$16.14732	$16.52271	6,587
2015	$16.52271	$15.02075	5,470
2016	$15.02075	$16.75318	4,812
2017	$16.75318	$17.97408	4,716
2018	$17.97408	$16.82363	4,617
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.49707	$9.51309	26,009
2010	$9.51309	$10.38326	24,613
2011	$10.38326	$10.00336	18,575
2012	$10.00336	$10.99420	17,381
2013	$10.99420	$13.83281	14,389
2014	$13.83281	$15.21583	8,186
2015	$15.21583	$15.71958	7,202
2016	$15.71958	$15.10065	7,113
2017	$15.10065	$18.92440	5,493
2018	$18.92440	$18.23807	4,859
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.39965	$10.13132	2,785
2010	$10.13132	$11.09464	409
2011	$11.09464	$10.53094	655
2012	$10.53094	$11.67566	650
2013	$11.67566	$14.57383	398
2014	$14.57383	$15.06838	395
2015	$15.06838	$14.20036	240
2016	$14.20036	$15.58147	238
2017	$15.58147	$16.55309	236
2018	$16.55309	$14.37412	233
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.85322	$13.38075	23,377
2010	$13.38075	$14.55308	19,439
2011	$14.55308	$14.08666	19,416
2012	$14.08666	$15.73993	17,429
2013	$15.73993	$19.74634	14,074
2014	$19.74634	$20.68945	13,894
2015	$20.68945	$19.23728	11,675
2016	$19.23728	$21.83886	10,943
2017	$21.83886	$23.14719	10,950
2018	$23.14719	$20.58731	9,314
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.37014	$16.89008	15,636
2010	$16.89008	$21.18303	13,650
2011	$21.18303	$19.94085	11,711
2012	$19.94085	$23.08944	11,466
2013	$23.08944	$30.76817	9,641
2014	$30.76817	$30.26604	7,637
2015	$30.26604	$27.41629	7,276
2016	$27.41629	$34.91338	6,511
2017	$34.91338	$37.79192	6,383
2018	$37.79192	$32.20394	6,176

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.25827	$15.81014	0
2010	$15.81014	$19.73604	0
2011	$19.73604	$18.37204	0
2012	$18.37204	$19.91852	0
2013	$19.91852	$26.91618	0
2014	$26.91618	$28.29382	0
2015	$28.29382	$26.93869	0
2016	$26.93869	$27.44912	0
2017	$27.44912	$32.59834	0
2018	$32.59834	$30.17134	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.41771	$11.51331	289
2010	$11.51331	$11.85620	2,840
2011	$11.85620	$12.25605	2,533
2012	$12.25605	$12.21315	2,515
2013	$12.21315	$11.67827	0
2014	$11.67827	$11.80906	0
2015	$11.80906	$11.60526	0
2016	$11.60526	$11.42712	0
2017	$11.42712	$11.32822	0
2018	$11.32822	$11.11741	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.65706	$31.49583	9,180
2010	$31.49583	$36.22460	8,903
2011	$36.22460	$29.81407	9,288
2012	$29.81407	$32.99761	6,965
2013	$32.99761	$31.97732	6,067
2014	$31.97732	$28.65220	6,320
2015	$28.65220	$22.53050	6,169
2016	$22.53050	$25.88256	4,909
2017	$25.88256	$35.55151	3,979
2018	$35.55151	$29.27983	4,271
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.23850	$17.74511	20,560
2010	$17.74511	$18.81595	13,368
2011	$18.81595	$16.44717	11,852
2012	$16.44717	$19.01918	10,848
2013	$19.01918	$22.87609	7,619
2014	$22.87609	$19.88416	4,487
2015	$19.88416	$18.18578	4,531
2016	$18.18578	$19.06496	4,152
2017	$19.06496	$21.76362	4,026
2018	$21.76362	$17.99952	3,100
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.99329	$19.72648	562
2010	$19.72648	$22.08248	557
2011	$22.08248	$21.41195	552
2012	$21.41195	$24.09708	547
2013	$24.09708	$23.95336	542
2014	$23.95336	$23.85823	528
2015	$23.85823	$22.33108	512
2016	$22.33108	$22.48525	335
2017	$22.48525	$22.41966	323
2018	$22.41966	$22.35343	310

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.32786	$11.87234	19,089
2010	$11.87234	$13.88463	15,046
2011	$13.88463	$12.71326	13,675
2012	$12.71326	$14.10007	6,957
2013	$14.10007	$19.27983	5,774
2014	$19.27983	$20.39801	5,647
2015	$20.39801	$20.89899	5,248
2016	$20.89899	$20.85487	5,242
2017	$20.85487	$25.91531	4,201
2018	$25.91531	$24.36131	4,103
Invesco V.I. American Value Fund - Series I
2009	$8.84511	$12.04343	17,133
2010	$12.04343	$14.39990	13,303
2011	$14.39990	$14.21502	12,481
2012	$14.21502	$16.30913	12,521
2013	$16.30913	$21.41844	4,580
2014	$21.41844	$22.99211	3,572
2015	$22.99211	$20.43585	3,492
2016	$20.43585	$23.08669	3,481
2017	$23.08669	$24.83463	2,097
2018	$24.83463	$21.21804	2,019
Invesco V.I. American Value Fund - Series II
2009	$8.79369	$11.96934	6,960
2010	$11.96934	$14.30432	3,453
2011	$14.30432	$14.10730	2,765
2012	$14.10730	$16.15370	1,144
2013	$16.15370	$21.16150	465
2014	$21.16150	$22.65982	250
2015	$22.65982	$20.08910	243
2016	$20.08910	$22.64082	216
2017	$22.64082	$24.29273	206
2018	$24.29273	$20.70315	106
Invesco V.I. Comstock Fund - Series II
2009	$7.83235	$9.83708	11,483
2010	$9.83708	$11.13203	10,558
2011	$11.13203	$10.65916	5,994
2012	$10.65916	$12.39816	5,172
2013	$12.39816	$16.45033	4,958
2014	$16.45033	$17.55434	2,282
2015	$17.55434	$16.10621	1,923
2016	$16.10621	$18.43070	1,823
2017	$18.43070	$21.19870	1,037
2018	$21.19870	$18.16992	2,817
Invesco V.I. Equity and Income Fund - Series II
2009	$9.65709	$11.56980	2,140
2010	$11.56980	$12.67811	1,712
2011	$12.67811	$12.23984	1,547
2012	$12.23984	$13.45417	1,173
2013	$13.45417	$16.43450	1,132
2014	$16.43450	$17.48388	1,084
2015	$17.48388	$16.65884	1,037
2016	$16.65884	$18.71252	834
2017	$18.71252	$20.27880	0
2018	$20.27880	$17.90497	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.01914	$14.59018	34,471
2010	$14.59018	$16.01075	28,785
2011	$16.01075	$15.30662	24,220
2012	$15.30662	$17.11861	23,236
2013	$17.11861	$22.39796	13,713
2014	$22.39796	$24.09061	9,509
2015	$24.09061	$22.78233	8,317
2016	$22.78233	$26.61469	8,050
2017	$26.61469	$29.69039	5,082
2018	$29.69039	$25.09273	4,989
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.39428	$11.30955	18,000
2010	$11.30955	$14.07917	8,355
2011	$14.07917	$12.48230	6,219
2012	$12.48230	$13.62773	5,100
2013	$13.62773	$18.20848	4,974
2014	$18.20848	$19.17955	4,568
2015	$19.17955	$18.95492	4,319
2016	$18.95492	$18.64704	4,022
2017	$18.64704	$22.28052	3,050
2018	$22.28052	$20.51210	2,839
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.18446	$12.06567	14,780
2010	$12.06567	$13.25480	16,398
2011	$13.25480	$13.53349	10,117
2012	$13.53349	$14.89541	9,563
2013	$14.89541	$15.75990	8,728
2014	$15.75990	$16.08482	7,055
2015	$16.08482	$15.49168	6,668
2016	$15.49168	$16.99210	11,642
2017	$16.99210	$18.15369	12,905
2018	$18.15369	$17.04235	12,398
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.30709	$11.46779	8,430
2010	$11.46779	$13.35105	7,219
2011	$13.35105	$12.47293	789
2012	$12.47293	$13.49000	785
2013	$13.49000	$17.91299	781
2014	$17.91299	$18.77193	778
2015	$18.77193	$17.72851	775
2016	$17.72851	$20.07169	771
2017	$20.07169	$22.10431	768
2018	$22.10431	$19.85653	765
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.92848	$9.22029	6,631
2010	$9.22029	$10.58886	5,138
2011	$10.58886	$9.72760	3,473
2012	$9.72760	$10.66411	3,455
2013	$10.66411	$14.17513	3,439
2014	$14.17513	$14.92570	1,816
2015	$14.92570	$14.18081	1,808
2016	$14.18081	$16.24500	1,800
2017	$16.24500	$18.01822	1,792
2018	$18.01822	$16.18802	1,692

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.61022	$12.25757	3,464
2010	$12.25757	$14.73787	2,534
2011	$14.73787	$12.96718	1,512
2012	$12.96718	$14.47100	1,484
2013	$14.47100	$19.40241	1,397
2014	$19.40241	$20.12928	755
2015	$20.12928	$20.22451	1,635
2016	$20.22451	$20.02679	1,654
2017	$20.02679	$24.07972	1,603
2018	$24.07972	$22.87158	525
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.53314	$9.32915	9,571
2010	$9.32915	$11.44562	7,370
2011	$11.44562	$10.74626	3,847
2012	$10.74626	$12.03911	3,800
2013	$12.03911	$15.34589	3,695
2014	$15.34589	$16.74016	1,120
2015	$16.74016	$15.75340	500
2016	$15.75340	$17.93567	488
2017	$17.93567	$18.74406	465
2018	$18.74406	$15.57625	441
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.30720	$19.48069	7,585
2010	$19.48069	$20.91040	4,632
2011	$20.91040	$21.86177	5,572
2012	$21.86177	$25.20419	5,498
2013	$25.20419	$22.49346	5,798
2014	$22.49346	$22.63673	5,133
2015	$22.63673	$21.88070	4,468
2016	$21.88070	$23.66746	2,550
2017	$23.66746	$25.37189	2,488
2018	$25.37189	$23.06779	2,456
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.71483	$13.57858	8,044
2010	$13.57858	$15.14701	7,115
2011	$15.14701	$16.15680	8,644
2012	$16.15680	$18.26584	6,099
2013	$18.26584	$21.37869	5,869
2014	$21.37869	$21.85369	4,273
2015	$21.85369	$22.70081	3,899
2016	$22.70081	$23.40857	7,555
2017	$23.40857	$28.79628	7,496
2018	$28.79628	$27.66706	7,434
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.32022	$11.85372	24,104
2010	$11.85372	$14.24508	19,670
2011	$14.24508	$13.54382	17,831
2012	$13.54382	$15.15097	15,479
2013	$15.15097	$21.94356	12,835
2014	$21.94356	$22.82824	11,523
2015	$22.82824	$25.06121	9,754
2016	$25.06121	$24.11282	9,790
2017	$24.11282	$33.76655	7,807
2018	$33.76655	$35.51655	6,813

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.23052	$11.67946	129
2010	$11.67946	$14.00699	129
2011	$14.00699	$13.28428	123
2012	$13.28428	$14.81856	118
2013	$14.81856	$21.41146	112
2014	$21.41146	$22.21773	107
2015	$22.21773	$24.33203	101
2016	$24.33203	$23.34313	95
2017	$23.34313	$32.61419	408
2018	$32.61419	$34.22735	386
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.10813	$9.40171	3,854
2010	$9.40171	$12.16360	4,034
2011	$12.16360	$11.04402	4,942
2012	$11.04402	$11.71852	4,663
2013	$11.71852	$15.75848	3,633
2014	$15.75848	$15.69708	3,133
2015	$15.69708	$14.43357	3,088
2016	$14.43357	$12.86991	1,289
2017	$12.86991	$17.44967	1,202
2018	$17.44967	$18.86389	956
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.50239	$18.22620	5,014
2010	$18.22620	$23.09158	4,235
2011	$23.09158	$23.86585	4,196
2012	$23.86585	$26.98847	5,604
2013	$26.98847	$26.85986	3,299
2014	$26.85986	$34.00305	2,702
2015	$34.00305	$33.89778	1,970
2016	$33.89778	$35.32883	1,757
2017	$35.32883	$35.55194	1,695
2018	$35.55194	$32.00163	1,652
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.16583	$11.51348	33,587
2010	$11.51348	$12.29121	28,179
2011	$12.29121	$11.85738	24,219
2012	$11.85738	$13.19834	22,658
2013	$13.19834	$16.70846	21,367
2014	$16.70846	$18.81486	17,411
2015	$18.81486	$19.00419	15,966
2016	$19.00419	$18.13756	16,438
2017	$18.13756	$22.44581	13,837
2018	$22.44581	$20.64647	13,791
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.59801	$10.22614	17,667
2010	$10.22614	$11.27037	17,237
2011	$11.27037	$11.06637	16,097
2012	$11.06637	$12.13363	14,103
2013	$12.13363	$13.39106	14,805
2014	$13.39106	$14.14777	14,253
2015	$14.14777	$13.91639	13,589
2016	$13.91639	$14.28791	13,003
2017	$14.28791	$15.22779	12,582
2018	$15.22779	$14.07015	12,033

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.17352	$10.57363	10,423
2010	$10.57363	$13.15146	6,180
2011	$13.15146	$12.97158	3,804
2012	$12.97158	$14.73768	3,328
2013	$14.73768	$19.55049	1,366
2014	$19.55049	$20.17869	522
2015	$20.17869	$20.98959	518
2016	$20.98959	$20.95806	514
2017	$20.95806	$26.33604	488
2018	$26.33604	$24.13494	476
Oppenheimer Global Fund/VA - Service Shares
2009	$12.78686	$17.42881	22,069
2010	$17.42881	$19.72445	15,838
2011	$19.72445	$17.64802	13,066
2012	$17.64802	$20.87695	5,914
2013	$20.87695	$25.93156	5,136
2014	$25.93156	$25.88512	4,135
2015	$25.88512	$26.24799	3,177
2016	$26.24799	$25.63437	3,017
2017	$25.63437	$34.18494	2,106
2018	$34.18494	$28.95745	2,053
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.08317	$13.99425	33,786
2010	$13.99425	$15.70994	35,018
2011	$15.70994	$15.46652	31,687
2012	$15.46652	$17.11615	25,306
2013	$17.11615	$16.67986	25,878
2014	$16.67986	$16.72105	24,231
2015	$16.72105	$15.94729	21,674
2016	$15.94729	$16.57630	18,509
2017	$16.57630	$17.19454	19,394
2018	$17.19454	$16.05444	17,952
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.53863	$11.94149	35,242
2010	$11.94149	$13.52866	28,481
2011	$13.52866	$13.19137	22,290
2012	$13.19137	$15.04478	27,041
2013	$15.04478	$19.34184	12,161
2014	$19.34184	$20.88590	7,957
2015	$20.88590	$21.06319	4,609
2016	$21.06319	$22.93106	3,919
2017	$22.93106	$26.16411	3,664
2018	$26.16411	$23.51858	3,350
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.98527	$16.04641	25,315
2010	$16.04641	$19.31406	16,915
2011	$19.31406	$18.44171	16,686
2012	$18.44171	$21.22412	12,486
2013	$21.22412	$29.19290	10,325
2014	$29.19290	$31.88143	8,407
2015	$31.88143	$29.28288	7,658
2016	$29.28288	$33.70538	7,005
2017	$33.70538	$37.55882	5,804
2018	$37.55882	$32.86419	5,713

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.29144	$6.71052	22,905
2010	$6.71052	$7.30403	22,585
2011	$7.30403	$7.71098	22,915
2012	$7.71098	$8.30898	18,806
2013	$8.30898	$8.09612	9,552
2014	$8.09612	$8.46724	7,373
2015	$8.46724	$8.34010	6,879
2016	$8.34010	$8.40692	6,594
2017	$8.40692	$8.58409	6,425
2018	$8.58409	$8.28604	5,249
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.24442	31,333
2010	$12.24442	$13.48626	30,804
2011	$13.48626	$13.44498	28,492
2012	$13.44498	$15.68844	24,413
2013	$15.68844	$20.31925	22,949
2014	$20.31925	$22.39048	21,618
2015	$22.39048	$21.23372	19,923
2016	$21.23372	$23.60388	19,229
2017	$23.60388	$27.42528	26,706
2018	$27.42528	$24.54729	26,422
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.12173	$9.97964	6,438
2010	$9.97964	$10.81792	6,347
2011	$10.81792	$10.87457	5,345
2012	$10.87457	$11.96906	11,818
2013	$11.96906	$13.82538	4,007
2014	$13.82538	$14.96655	3,948
2015	$14.96655	$14.47327	2,723
2016	$14.47327	$15.29126	2,680
2017	$15.29126	$17.21530	1,588
2018	$17.21530	$16.30909	1,544
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.02414	$13.25652	17,965
2010	$13.25652	$14.87108	17,528
2011	$14.87108	$14.48525	13,155
2012	$14.48525	$16.17887	13,031
2013	$16.17887	$18.90938	12,120
2014	$18.90938	$20.23812	11,200
2015	$20.23812	$19.82913	9,626
2016	$19.82913	$20.69818	8,965
2017	$20.69818	$23.35345	8,806
2018	$23.35345	$21.18369	8,675
Putnam VT Global Health Care Fund - Class IB
2009	$10.35643	$12.76367	3,055
2010	$12.76367	$12.79226	3,262
2011	$12.79226	$12.36532	3,104
2012	$12.36532	$14.78704	2,841
2013	$14.78704	$20.48950	1,774
2014	$20.48950	$25.58089	1,266
2015	$25.58089	$26.96894	958
2016	$26.96894	$23.38520	958
2017	$23.38520	$26.37632	937
2018	$26.37632	$25.64515	885

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.52981	$18.40732	213
2010	$18.40732	$18.33444	212
2011	$18.33444	$16.96408	212
2012	$16.96408	$17.42777	212
2013	$17.42777	$19.40128	212
2014	$19.40128	$21.74325	195
2015	$21.74325	$19.15823	177
2016	$19.15823	$19.11030	161
2017	$19.11030	$22.83910	161
2018	$22.83910	$22.23374	161
Putnam VT Government Money Market Fund - Class IB
2009	$10.17473	$9.97259	32,203
2010	$9.97259	$9.75784	29,334
2011	$9.75784	$9.54579	35,349
2012	$9.54579	$9.33711	42,169
2013	$9.33711	$9.13355	42,972
2014	$9.13355	$8.93442	30,164
2015	$8.93442	$8.73963	26,708
2016	$8.73963	$8.54966	26,791
2017	$8.54966	$8.38408	30,666
2018	$8.38408	$8.29717	25,659
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04756	41,264
2017	$10.04756	$12.86661	38,969
2018	$12.86661	$12.88421	36,761
Putnam VT High Yield Fund - Class IB
2009	$11.39215	$16.73479	10,753
2010	$16.73479	$18.66690	10,352
2011	$18.66690	$18.57947	10,279
2012	$18.57947	$21.08079	9,812
2013	$21.08079	$22.23883	9,624
2014	$22.23883	$22.09080	9,424
2015	$22.09080	$20.45048	9,033
2016	$20.45048	$23.11420	8,465
2017	$23.11420	$24.18962	8,635
2018	$24.18962	$22.69754	8,397
Putnam VT Income Fund - Class IB
2009	$8.32890	$11.94754	37,576
2010	$11.94754	$12.83939	37,873
2011	$12.83939	$13.18701	34,768
2012	$13.18701	$14.28317	38,648
2013	$14.28317	$14.23184	30,174
2014	$14.23184	$14.81891	27,067
2015	$14.81891	$14.28295	25,026
2016	$14.28295	$14.25033	23,726
2017	$14.25033	$14.72029	24,798
2018	$14.72029	$14.42676	23,719

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.06894	$14.71248	16,476
2010	$14.71248	$15.83336	15,776
2011	$15.83336	$12.86435	16,236
2012	$12.86435	$15.33954	15,167
2013	$15.33954	$19.21548	14,261
2014	$19.21548	$17.52072	13,147
2015	$17.52072	$17.16099	13,025
2016	$17.16099	$16.37433	13,123
2017	$16.37433	$20.27596	11,904
2018	$20.27596	$16.04095	11,102
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.27440	$11.86744	719
2010	$11.86744	$13.22347	714
2011	$13.22347	$12.94000	708
2012	$12.94000	$14.78599	703
2013	$14.78599	$19.54217	699
2014	$19.54217	$21.77363	695
2015	$21.77363	$20.83307	690
2016	$20.83307	$22.83404	686
2017	$22.83404	$27.44327	682
2018	$27.44327	$24.79283	678
Putnam VT Research Fund - Class IB
2009	$9.07365	$11.82025	3,411
2010	$11.82025	$13.45498	3,367
2011	$13.45498	$12.93094	2,860
2012	$12.93094	$14.91333	2,666
2013	$14.91333	$19.45339	2,591
2014	$19.45339	$21.85495	2,544
2015	$21.85495	$21.04600	892
2016	$21.04600	$22.66155	875
2017	$22.66155	$27.34423	859
2018	$27.34423	$25.48512	844
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.26842	$13.27127	6,378
2010	$13.27127	$15.51959	11,738
2011	$15.51959	$14.40874	10,472
2012	$14.40874	$16.45438	9,842
2013	$16.45438	$21.95896	9,593
2014	$21.95896	$24.37542	9,135
2015	$24.37542	$23.77247	8,205
2016	$23.77247	$25.06451	7,922
2017	$25.06451	$31.68484	7,743
2018	$31.68484	$30.51743	7,595
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary Protection
(Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With
the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 2.05

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.56773	$8.69788	2,336
2010	$8.69788	$9.94253	2,321
2011	$9.94253	$9.44963	2,307
2012	$9.44963	$10.72849	2,293
2013	$10.72849	$13.73475	1,875
2014	$13.73475	$14.99199	1,667
2015	$14.99199	$14.71705	1,552
2016	$14.71705	$15.50054	1,435
2017	$15.50054	$18.42758	1,674
2018	$18.42758	$16.81845	1,586
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.07475	$9.78489	0
2010	$9.78489	$10.76596	0
2011	$10.76596	$10.48035	0
2012	$10.48035	$11.43176	0
2013	$11.43176	$12.65054	0
2014	$12.65054	$12.88797	0
2015	$12.88797	$12.53245	0
2016	$12.53245	$12.89333	0
2017	$12.89333	$14.21977	0
2018	$14.21977	$13.30878	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.37534	$9.26851	0
2010	$9.26851	$10.35938	0
2011	$10.35938	$10.00207	0
2012	$10.00207	$11.05552	0
2013	$11.05552	$12.49776	0
2014	$12.49776	$12.77926	0
2015	$12.77926	$12.43565	0
2016	$12.43565	$12.86335	0
2017	$12.86335	$14.62237	0
2018	$14.62237	$13.42593	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.86024	$8.79761	0
2010	$8.79761	$9.96739	0
2011	$9.96739	$9.46886	0
2012	$9.46886	$10.66157	0
2013	$10.66157	$12.65423	0
2014	$12.65423	$12.95755	0
2015	$12.95755	$12.60019	0
2016	$12.60019	$13.10391	0
2017	$13.10391	$15.46391	0
2018	$15.46391	$13.89977	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.31446	$10.43892	0
2010	$10.43892	$10.94552	0
2011	$10.94552	$10.84958	0
2012	$10.84958	$11.26967	0
2013	$11.26967	$11.59112	0
2014	$11.59112	$11.73241	0
2015	$11.73241	$11.40425	0
2016	$11.40425	$11.61464	0
2017	$11.61464	$12.30545	0
2018	$12.30545	$11.75620	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.46198	0
2016	$17.46198	$17.08271	0
2017	$17.08271	$22.41143	0
2018	$22.41143	$24.58454	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.80586	$8.40331	2,414
2010	$8.40331	$9.42527	2,682
2011	$9.42527	$9.37899	2,384
2012	$9.37899	$10.60163	2,370
2013	$10.60163	$13.67142	1,938
2014	$13.67142	$15.14123	1,722
2015	$15.14123	$14.96230	1,604
2016	$14.96230	$16.32232	1,483
2017	$16.32232	$19.37574	0
2018	$19.37574	$18.04554	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.54592	$8.94321	0
2010	$8.94321	$11.24112	0
2011	$11.24112	$9.79703	0
2012	$9.79703	$10.97176	0
2013	$10.97176	$14.57357	0
2014	$14.57357	$15.10644	0
2015	$15.10644	$14.52749	0
2016	$14.52749	$15.89642	0
2017	$15.89642	$18.73492	0
2018	$18.73492	$15.60941	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.92804	$12.28300	3,898
2010	$12.28300	$14.01091	3,160
2011	$14.01091	$14.02729	2,319
2012	$14.02729	$15.38956	1,724
2013	$15.38956	$19.49909	1,427
2014	$19.49909	$20.80384	1,181
2015	$20.80384	$20.15290	842
2016	$20.15290	$21.99265	699
2017	$21.99265	$24.91286	640
2018	$24.91286	$23.23935	560

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.96219	$11.88026	13,052
2010	$11.88026	$13.08618	11,603
2011	$13.08618	$13.09873	8,246
2012	$13.09873	$14.42477	8,201
2013	$14.42477	$16.06770	8,066
2014	$16.06770	$16.43283	7,649
2015	$16.43283	$14.93139	7,430
2016	$14.93139	$16.64504	7,193
2017	$16.64504	$17.84906	812
2018	$17.84906	$16.69816	843
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.48081	$9.48762	7,554
2010	$9.48762	$10.35017	1,392
2011	$10.35017	$9.96639	1,043
2012	$9.96639	$10.94797	1,000
2013	$10.94797	$13.76760	929
2014	$13.76760	$15.13637	821
2015	$15.13637	$15.62948	719
2016	$15.62948	$15.00644	746
2017	$15.00644	$18.79687	0
2018	$18.79687	$18.10602	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.38817	$10.11229	1,928
2010	$10.11229	$11.06815	2,383
2011	$11.06815	$10.50043	1,904
2012	$10.50043	$11.63586	1,893
2013	$11.63586	$14.51675	2,210
2014	$14.51675	$15.00169	2,015
2015	$15.00169	$14.13027	1,920
2016	$14.13027	$15.49666	1,846
2017	$15.49666	$16.45471	1,119
2018	$16.45471	$14.28148	1,142
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.80683	$13.31674	4,597
2010	$13.31674	$14.47607	4,847
2011	$14.47607	$14.00495	1,976
2012	$14.00495	$15.64062	1,946
2013	$15.64062	$19.61172	1,949
2014	$19.61172	$20.53790	1,983
2015	$20.53790	$19.08659	2,015
2016	$19.08659	$21.65675	1,883
2017	$21.65675	$22.94261	1,763
2018	$22.94261	$20.39503	1,732
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.31298	$16.80929	1,827
2010	$16.80929	$21.07094	1,659
2011	$21.07094	$19.82522	1,566
2012	$19.82522	$22.94379	1,459
2013	$22.94379	$30.55846	1,290
2014	$30.55846	$30.04438	1,340
2015	$30.04438	$27.20159	1,327
2016	$27.20159	$34.62233	1,137
2017	$34.62233	$37.45802	343
2018	$37.45802	$31.90327	352

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.21012	$15.73449	1,211
2010	$15.73449	$19.63158	923
2011	$19.63158	$18.26547	723
2012	$18.26547	$19.79283	691
2013	$19.79283	$26.73267	629
2014	$26.73267	$28.08655	630
2015	$28.08655	$26.72767	617
2016	$26.72767	$27.22022	628
2017	$27.22022	$32.31022	368
2018	$32.31022	$29.88955	346
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.39045	$11.47996	4,328
2010	$11.47996	$11.81580	2,157
2011	$11.81580	$12.20806	4,431
2012	$12.20806	$12.15911	4,431
2013	$12.15911	$11.62065	0
2014	$11.62065	$11.74480	0
2015	$11.74480	$11.53619	0
2016	$11.53619	$11.35332	0
2017	$11.35332	$11.24940	1,335
2018	$11.24940	$11.03447	1,344
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.57732	$31.34518	812
2010	$31.34518	$36.03295	807
2011	$36.03295	$29.64117	802
2012	$29.64117	$32.78944	797
2013	$32.78944	$31.75934	652
2014	$31.75934	$28.44233	579
2015	$28.44233	$22.35400	539
2016	$22.35400	$25.66672	499
2017	$25.66672	$35.23734	217
2018	$35.23734	$29.00640	246
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.18192	$17.66023	7,633
2010	$17.66023	$18.71638	6,319
2011	$18.71638	$16.35179	4,165
2012	$16.35179	$18.89919	3,973
2013	$18.89919	$22.72016	3,836
2014	$22.72016	$19.73852	3,803
2015	$19.73852	$18.04334	3,717
2016	$18.04334	$18.90600	3,611
2017	$18.90600	$21.57131	4
2018	$21.57131	$17.83145	3
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.92064	$19.63211	1,031
2010	$19.63211	$21.96562	938
2011	$21.96562	$21.28778	795
2012	$21.28778	$23.94506	669
2013	$23.94506	$23.79009	765
2014	$23.79009	$23.68348	798
2015	$23.68348	$22.15616	629
2016	$22.15616	$22.29776	593
2017	$22.29776	$22.22152	654
2018	$22.22152	$22.14467	594

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.29652	$11.81553	950
2010	$11.81553	$13.81112	929
2011	$13.81112	$12.63950	413
2012	$12.63950	$14.01108	410
2013	$14.01108	$19.14834	408
2014	$19.14834	$20.24855	406
2015	$20.24855	$20.73525	404
2016	$20.73525	$20.68093	0
2017	$20.68093	$25.68623	0
2018	$25.68623	$24.13375	0
Invesco V.I. American Value Fund - Series I
2009	$8.82400	$12.00853	3,751
2010	$12.00853	$14.35084	2,970
2011	$14.35084	$14.15937	2,211
2012	$14.15937	$16.23696	1,576
2013	$16.23696	$21.31278	1,716
2014	$21.31278	$22.86699	1,471
2015	$22.86699	$20.31425	1,190
2016	$20.31425	$22.93760	1,154
2017	$22.93760	$24.66185	1,087
2018	$24.66185	$21.05977	1,025
Invesco V.I. American Value Fund - Series II
2009	$8.77270	$11.93466	406
2010	$11.93466	$14.25559	403
2011	$14.25559	$14.05208	400
2012	$14.05208	$16.08223	397
2013	$16.08223	$21.05712	395
2014	$21.05712	$22.53651	394
2015	$22.53651	$19.96958	392
2016	$19.96958	$22.49463	0
2017	$22.49463	$24.12373	0
2018	$24.12373	$20.54873	0
Invesco V.I. Comstock Fund - Series II
2009	$7.81367	$9.80860	7,411
2010	$9.80860	$11.09414	5,627
2011	$11.09414	$10.61746	5,597
2012	$10.61746	$12.34333	5,540
2013	$12.34333	$16.36922	5,484
2014	$16.36922	$17.45886	5,442
2015	$17.45886	$16.01041	5,421
2016	$16.01041	$18.31176	4,517
2017	$18.31176	$21.05128	0
2018	$21.05128	$18.03443	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.63407	$11.53631	0
2010	$11.53631	$12.63495	0
2011	$12.63495	$12.19196	0
2012	$12.19196	$13.39467	0
2013	$13.39467	$16.35347	0
2014	$16.35347	$17.38878	0
2015	$17.38878	$16.55976	0
2016	$16.55976	$18.59174	0
2017	$18.59174	$20.13778	0
2018	$20.13778	$17.77146	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.96775	$14.52037	6,556
2010	$14.52037	$15.92601	6,404
2011	$15.92601	$15.21781	6,049
2012	$15.21781	$17.01058	5,636
2013	$17.01058	$22.24524	5,375
2014	$22.24524	$23.91409	4,840
2015	$23.91409	$22.60382	4,566
2016	$22.60382	$26.39269	4,408
2017	$26.39269	$29.42793	540
2018	$29.42793	$24.85834	493
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.37662	$11.27678	1,188
2010	$11.27678	$14.03121	780
2011	$14.03121	$12.43343	448
2012	$12.43343	$13.56743	247
2013	$13.56743	$18.11866	174
2014	$18.11866	$19.07517	130
2015	$19.07517	$18.84212	80
2016	$18.84212	$18.52660	35
2017	$18.52660	$22.12548	3
2018	$22.12548	$20.35907	2
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.16453	$12.03334	1,588
2010	$12.03334	$13.21253	2,009
2011	$13.21253	$13.48345	257
2012	$13.48345	$14.83273	246
2013	$14.83273	$15.68557	271
2014	$15.68557	$16.00077	261
2015	$16.00077	$15.40285	245
2016	$15.40285	$16.88605	221
2017	$16.88605	$18.03133	3,364
2018	$18.03133	$16.91891	3,345
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.28689	$11.43704	1,826
2010	$11.43704	$13.30845	0
2011	$13.30845	$12.42678	0
2012	$12.42678	$13.43321	0
2013	$13.43321	$17.82847	0
2014	$17.82847	$18.67380	0
2015	$18.67380	$17.62682	0
2016	$17.62682	$19.94639	0
2017	$19.94639	$21.95527	0
2018	$21.95527	$19.71266	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.91127	$9.19558	685
2010	$9.19558	$10.55511	673
2011	$10.55511	$9.69166	0
2012	$9.69166	$10.61926	0
2013	$10.61926	$14.10830	0
2014	$14.10830	$14.84774	0
2015	$14.84774	$14.09953	0
2016	$14.09953	$16.14367	0
2017	$16.14367	$17.89683	0
2018	$17.89683	$16.07082	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.59152	$12.22471	3,644
2010	$12.22471	$14.69086	0
2011	$14.69086	$12.91922	0
2012	$12.91922	$14.41009	0
2013	$14.41009	$19.31088	0
2014	$19.31088	$20.02407	0
2015	$20.02407	$20.10853	0
2016	$20.10853	$19.90181	0
2017	$19.90181	$23.91741	0
2018	$23.91741	$22.70593	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.51679	$9.30414	6,802
2010	$9.30414	$11.40910	4,927
2011	$11.40910	$10.70651	4,301
2012	$10.70651	$11.98844	4,245
2013	$11.98844	$15.27350	4,181
2014	$15.27350	$16.65265	4,106
2015	$16.65265	$15.66304	4,078
2016	$15.66304	$17.82371	4,005
2017	$17.82371	$18.61768	0
2018	$18.61768	$15.46341	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.24179	$19.38754	2,446
2010	$19.38754	$20.79978	0
2011	$20.79978	$21.73503	0
2012	$21.73503	$25.04524	0
2013	$25.04524	$22.34017	0
2014	$22.34017	$22.47099	0
2015	$22.47099	$21.70937	0
2016	$21.70937	$23.47017	0
2017	$23.47017	$25.14774	302
2018	$25.14774	$22.85244	319
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.68745	$13.53697	1,507
2010	$13.53697	$15.09288	1,834
2011	$15.09288	$16.09086	1,488
2012	$16.09086	$18.18198	1,479
2013	$18.18198	$21.26967	1,782
2014	$21.26967	$21.73113	1,666
2015	$21.73113	$22.56197	1,587
2016	$22.56197	$23.25353	1,446
2017	$23.25353	$28.59118	567
2018	$28.59118	$27.45611	523
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.30276	$11.81940	0
2010	$11.81940	$14.19658	0
2011	$14.19658	$13.49082	0
2012	$13.49082	$15.08395	0
2013	$15.08395	$21.83534	0
2014	$21.83534	$22.70403	0
2015	$22.70403	$24.91211	0
2016	$24.91211	$23.95714	0
2017	$23.95714	$33.53168	0
2018	$33.53168	$35.25167	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.21326	$11.64562	0
2010	$11.64562	$13.95929	0
2011	$13.95929	$13.23229	0
2012	$13.23229	$14.75299	0
2013	$14.75299	$21.30582	0
2014	$21.30582	$22.09682	0
2015	$22.09682	$24.18725	0
2016	$24.18725	$23.19241	0
2017	$23.19241	$32.38731	0
2018	$32.38731	$33.97208	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.09975	$9.38401	0
2010	$9.38401	$12.13450	0
2011	$12.13450	$11.01198	0
2012	$11.01198	$11.67853	0
2013	$11.67853	$15.69669	0
2014	$15.69669	$15.62752	0
2015	$15.62752	$14.36227	0
2016	$14.36227	$12.79980	0
2017	$12.79980	$17.34588	0
2018	$17.34588	$18.74221	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.44039	$18.13899	1,429
2010	$18.13899	$22.96935	929
2011	$22.96935	$23.72742	595
2012	$23.72742	$26.81819	364
2013	$26.81819	$26.67674	338
2014	$26.67674	$33.75399	292
2015	$33.75399	$33.63229	109
2016	$33.63229	$35.03428	60
2017	$35.03428	$35.23779	51
2018	$35.23779	$31.70280	1
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.14219	$11.47430	283
2010	$11.47430	$12.24311	295
2011	$12.24311	$11.80496	294
2012	$11.80496	$13.13326	278
2013	$13.13326	$16.61759	257
2014	$16.61759	$18.70297	221
2015	$18.70297	$18.88152	198
2016	$18.88152	$18.01130	207
2017	$18.01130	$22.27837	0
2018	$22.27837	$20.48208	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.56125	$10.17722	4,962
2010	$10.17722	$11.21074	4,504
2011	$11.21074	$11.00222	4,018
2012	$11.00222	$12.05711	3,727
2013	$12.05711	$13.29982	3,620
2014	$13.29982	$14.04419	3,345
2015	$14.04419	$13.80744	3,305
2016	$13.80744	$14.16884	2,894
2017	$14.16884	$15.09328	680
2018	$15.09328	$13.93882	719

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.13857	$10.52304	508
2010	$10.52304	$13.08186	469
2011	$13.08186	$12.89634	421
2012	$12.89634	$14.64468	432
2013	$14.64468	$19.41719	416
2014	$19.41719	$20.03086	434
2015	$20.03086	$20.82518	403
2016	$20.82518	$20.78329	401
2017	$20.78329	$26.10329	371
2018	$26.10329	$23.90954	367
Oppenheimer Global Fund/VA - Service Shares
2009	$12.73218	$17.34542	369
2010	$17.34542	$19.62003	266
2011	$19.62003	$17.54564	182
2012	$17.54564	$20.74523	85
2013	$20.74523	$25.75477	0
2014	$25.75477	$25.69550	0
2015	$25.69550	$26.04238	0
2016	$26.04238	$25.42060	0
2017	$25.42060	$33.88283	0
2018	$33.88283	$28.68703	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.03152	$13.92729	4,067
2010	$13.92729	$15.62679	854
2011	$15.62679	$15.37680	284
2012	$15.37680	$17.00815	458
2013	$17.00815	$16.56615	454
2014	$16.56615	$16.59857	484
2015	$16.59857	$15.82238	496
2016	$15.82238	$16.43807	481
2017	$16.43807	$17.04258	890
2018	$17.04258	$15.90450	902
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.49782	$11.88432	13,220
2010	$11.88432	$13.45700	12,434
2011	$13.45700	$13.11480	11,005
2012	$13.11480	$14.94980	10,129
2013	$14.94980	$19.20992	9,704
2014	$19.20992	$20.73283	8,551
2015	$20.73283	$20.89813	8,019
2016	$20.89813	$22.73976	7,741
2017	$22.73976	$25.93280	610
2018	$25.93280	$23.29887	541
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.93402	$15.96961	660
2010	$15.96961	$19.21180	555
2011	$19.21180	$18.33471	491
2012	$18.33471	$21.09016	410
2013	$21.09016	$28.99384	325
2014	$28.99384	$31.64784	276
2015	$31.64784	$29.05347	241
2016	$29.05347	$33.42429	191
2017	$33.42429	$37.22685	2
2018	$37.22685	$32.55724	2

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.27778	$6.69254	0
2010	$6.69254	$7.28073	0
2011	$7.28073	$7.68246	0
2012	$7.68246	$8.27402	0
2013	$8.27402	$8.05793	0
2014	$8.05793	$8.42300	0
2015	$8.42300	$8.29228	0
2016	$8.29228	$8.35445	0
2017	$8.35445	$8.52621	0
2018	$8.52621	$8.22600	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.18584	266
2010	$12.18584	$13.41488	270
2011	$13.41488	$13.36699	259
2012	$13.36699	$15.58944	234
2013	$15.58944	$20.18070	701
2014	$20.18070	$22.22645	648
2015	$22.22645	$21.06739	613
2016	$21.06739	$23.40704	595
2017	$23.40704	$27.18289	1,010
2018	$27.18289	$24.31803	922
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.08699	$9.93189	4,889
2010	$9.93189	$10.76066	4,767
2011	$10.76066	$10.81150	4,180
2012	$10.81150	$11.89356	3,731
2013	$11.89356	$13.73115	3,765
2014	$13.73115	$14.85694	3,276
2015	$14.85694	$14.35993	2,863
2016	$14.35993	$15.16378	2,747
2017	$15.16378	$17.06319	2,664
2018	$17.06319	$16.15684	2,457
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.98129	$13.19311	3,099
2010	$13.19311	$14.79238	2,926
2011	$14.79238	$14.40124	556
2012	$14.40124	$16.07681	405
2013	$16.07681	$18.78051	282
2014	$18.78051	$20.08991	208
2015	$20.08991	$19.67385	136
2016	$19.67385	$20.52562	60
2017	$20.52562	$23.14710	5
2018	$23.14710	$20.98590	4
Putnam VT Global Health Care Fund - Class IB
2009	$10.31213	$12.70258	909
2010	$12.70258	$12.72454	838
2011	$12.72454	$12.29359	774
2012	$12.29359	$14.69373	654
2013	$14.69373	$20.34981	559
2014	$20.34981	$25.39352	457
2015	$25.39352	$26.75771	394
2016	$26.75771	$23.19020	392
2017	$23.19020	$26.14324	368
2018	$26.14324	$25.40568	363

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.45489	$18.31927	1,143
2010	$18.31927	$18.23743	1,002
2011	$18.23743	$16.86569	800
2012	$16.86569	$17.31782	580
2013	$17.31782	$19.26902	514
2014	$19.26902	$21.58399	457
2015	$21.58399	$19.00817	196
2016	$19.00817	$18.95097	108
2017	$18.95097	$22.63728	77
2018	$22.63728	$22.02613	2
Putnam VT Government Money Market Fund - Class IB
2009	$10.13121	$9.92486	28,319
2010	$9.92486	$9.70617	16,334
2011	$9.70617	$9.49041	5,915
2012	$9.49041	$9.27819	3,984
2013	$9.27819	$9.07126	3,404
2014	$9.07126	$8.86895	3,080
2015	$8.86895	$8.67115	2,866
2016	$8.67115	$8.47835	2,687
2017	$8.47835	$8.30997	913
2018	$8.30997	$8.21968	894
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04697	12,783
2017	$10.04697	$12.85940	1,222
2018	$12.85940	$12.87047	997
Putnam VT High Yield Fund - Class IB
2009	$11.34346	$16.65475	2,987
2010	$16.65475	$18.56815	2,898
2011	$18.56815	$18.47175	0
2012	$18.47175	$20.94784	0
2013	$20.94784	$22.08727	383
2014	$22.08727	$21.92904	416
2015	$21.92904	$20.29036	443
2016	$20.29036	$22.92154	442
2017	$22.92154	$23.97591	448
2018	$23.97591	$22.48565	466
Putnam VT Income Fund - Class IB
2009	$8.29328	$11.89036	7,381
2010	$11.89036	$12.77142	7,353
2011	$12.77142	$13.11051	693
2012	$13.11051	$14.19305	695
2013	$14.19305	$14.13480	827
2014	$14.13480	$14.71036	609
2015	$14.71036	$14.17107	599
2016	$14.17107	$14.13151	599
2017	$14.13151	$14.59019	239
2018	$14.59019	$14.29204	243

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.01733	$14.64207	1,516
2010	$14.64207	$15.74954	1,392
2011	$15.74954	$12.78971	813
2012	$12.78971	$15.24273	714
2013	$15.24273	$19.08444	682
2014	$19.08444	$17.39235	766
2015	$17.39235	$17.02655	743
2016	$17.02655	$16.23778	798
2017	$16.23778	$20.09676	31
2018	$20.09676	$15.89113	36
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.23473	$11.81064	1,930
2010	$11.81064	$13.15346	1,973
2011	$13.15346	$12.86493	1,935
2012	$12.86493	$14.69267	1,888
2013	$14.69267	$19.40892	1,814
2014	$19.40892	$21.61412	1,730
2015	$21.61412	$20.66986	1,709
2016	$20.66986	$22.64361	1,636
2017	$22.64361	$27.20071	1,502
2018	$27.20071	$24.56126	1,424
Putnam VT Research Fund - Class IB
2009	$9.03483	$11.76367	0
2010	$11.76367	$13.38373	0
2011	$13.38373	$12.85589	0
2012	$12.85589	$14.81918	0
2013	$14.81918	$19.32071	0
2014	$19.32071	$21.69480	0
2015	$21.69480	$20.88109	0
2016	$20.88109	$22.47253	0
2017	$22.47253	$27.10251	0
2018	$27.10251	$25.24706	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.22453	$13.20778	467
2010	$13.20778	$15.43745	2,406
2011	$15.43745	$14.32516	2,236
2012	$14.32516	$16.35057	2,104
2013	$16.35057	$21.80928	1,894
2014	$21.80928	$24.19690	1,589
2015	$24.19690	$23.58629	1,467
2016	$23.58629	$24.85555	1,383
2017	$24.85555	$31.40488	655
2018	$31.40488	$30.23249	600
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age
71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual
Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 2.10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.55874	$8.68155	725
2010	$8.68155	$9.91879	647
2011	$9.91879	$9.42225	569
2012	$9.42225	$10.69194	496
2013	$10.69194	$13.68095	879
2014	$13.68095	$14.92563	784
2015	$14.92563	$14.64440	358
2016	$14.64440	$15.41616	326
2017	$15.41616	$18.31805	182
2018	$18.31805	$16.71002	163
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.06368	$9.76649	0
2010	$9.76649	$10.74022	0
2011	$10.74022	$10.44996	0
2012	$10.44996	$11.39277	0
2013	$11.39277	$12.60095	0
2014	$12.60095	$12.83089	0
2015	$12.83089	$12.47055	0
2016	$12.47055	$12.82311	0
2017	$12.82311	$14.13522	0
2018	$14.13522	$13.22295	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.36522	$9.25107	0
2010	$9.25107	$10.33462	0
2011	$10.33462	$9.97308	0
2012	$9.97308	$11.01781	0
2013	$11.01781	$12.44877	0
2014	$12.44877	$12.72267	0
2015	$12.72267	$12.37424	0
2016	$12.37424	$12.79330	0
2017	$12.79330	$14.53544	0
2018	$14.53544	$13.33936	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.85084	$8.78106	0
2010	$8.78106	$9.94356	0
2011	$9.94356	$9.44140	0
2012	$9.44140	$10.62519	0
2013	$10.62519	$12.60460	0
2014	$12.60460	$12.90014	0
2015	$12.90014	$12.53794	0
2016	$12.53794	$13.03253	0
2017	$13.03253	$15.37194	0
2018	$15.37194	$13.81011	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.30171	$10.41930	0
2010	$10.41930	$10.91936	0
2011	$10.91936	$10.81813	0
2012	$10.81813	$11.23123	0
2013	$11.23123	$11.54569	0
2014	$11.54569	$11.68045	0
2015	$11.68045	$11.34793	0
2016	$11.34793	$11.55138	0
2017	$11.55138	$12.23228	0
2018	$12.23228	$11.68038	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.37572	0
2016	$17.37572	$16.98965	0
2017	$16.98965	$22.27812	0
2018	$22.27812	$24.42595	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.79654	$8.38751	0
2010	$8.38751	$9.40274	0
2011	$9.40274	$9.35179	0
2012	$9.35179	$10.56546	0
2013	$10.56546	$13.61782	0
2014	$13.61782	$15.07417	0
2015	$15.07417	$14.88842	0
2016	$14.88842	$16.23344	0
2017	$16.23344	$19.26053	0
2018	$19.26053	$17.92915	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.53695	$8.92639	0
2010	$8.92639	$11.21427	0
2011	$11.21427	$9.76864	0
2012	$9.76864	$10.93435	0
2013	$10.93435	$14.51646	0
2014	$14.51646	$15.03955	0
2015	$15.03955	$14.45576	0
2016	$14.45576	$15.80987	0
2017	$15.80987	$18.62354	0
2018	$18.62354	$15.50875	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.89927	$12.24115	3,411
2010	$12.24115	$13.95605	3,413
2011	$13.95605	$13.96522	2,950
2012	$13.96522	$15.31361	0
2013	$15.31361	$19.39295	0
2014	$19.39295	$20.68002	0
2015	$20.68002	$20.02271	0
2016	$20.02271	$21.83944	0
2017	$21.83944	$24.72688	0
2018	$24.72688	$23.05420	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.94080	$11.84585	4,074
2010	$11.84585	$13.04160	4,074
2011	$13.04160	$13.04745	3,705
2012	$13.04745	$14.36093	3,547
2013	$14.36093	$15.98841	4,324
2014	$15.98841	$16.34338	4,099
2015	$16.34338	$14.84253	833
2016	$14.84253	$16.53754	731
2017	$16.53754	$17.72488	471
2018	$17.72488	$16.57360	412
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.46455	$9.46214	2,172
2010	$9.46214	$10.31711	2,182
2011	$10.31711	$9.92948	2,097
2012	$9.92948	$10.90183	2,091
2013	$10.90183	$13.70257	1,494
2014	$13.70257	$15.05717	1,348
2015	$15.05717	$15.53976	1,258
2016	$15.53976	$14.91267	0
2017	$14.91267	$18.67002	0
2018	$18.67002	$17.97473	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.37668	$10.09328	0
2010	$10.09328	$11.04169	0
2011	$11.04169	$10.46999	0
2012	$10.46999	$11.59617	0
2013	$11.59617	$14.45983	618
2014	$14.45983	$14.93523	580
2015	$14.93523	$14.06049	539
2016	$14.06049	$15.41228	478
2017	$15.41228	$16.35687	306
2018	$16.35687	$14.18937	289
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.77552	$13.27138	4,403
2010	$13.27138	$14.41939	4,417
2011	$14.41939	$13.94300	3,908
2012	$13.94300	$15.56343	753
2013	$15.56343	$19.50496	1,071
2014	$19.50496	$20.41566	1,007
2015	$20.41566	$18.96329	399
2016	$18.96329	$21.50585	346
2017	$21.50585	$22.77128	220
2018	$22.77128	$20.23250	203
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.27441	$16.75200	163
2010	$16.75200	$20.98841	165
2011	$20.98841	$19.73747	0
2012	$19.73747	$22.83053	0
2013	$22.83053	$30.39207	99
2014	$30.39207	$29.86551	96
2015	$29.86551	$27.02580	91
2016	$27.02580	$34.38105	73
2017	$34.38105	$37.17825	45
2018	$37.17825	$31.64895	43

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.17764	$15.68087	0
2010	$15.68087	$19.55468	0
2011	$19.55468	$18.18463	0
2012	$18.18463	$19.69513	0
2013	$19.69513	$26.58712	0
2014	$26.58712	$27.91934	0
2015	$27.91934	$26.55495	0
2016	$26.55495	$27.03052	0
2017	$27.03052	$32.06891	0
2018	$32.06891	$29.65130	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.36331	$11.44674	567
2010	$11.44674	$11.77559	623
2011	$11.77559	$12.16032	0
2012	$12.16032	$12.10534	0
2013	$12.10534	$11.56336	0
2014	$11.56336	$11.68091	0
2015	$11.68091	$11.46756	0
2016	$11.46756	$11.28003	0
2017	$11.28003	$11.17115	0
2018	$11.17115	$10.95218	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.52353	$31.23846	0
2010	$31.23846	$35.89193	0
2011	$35.89193	$29.51011	0
2012	$29.51011	$32.62772	0
2013	$32.62772	$31.58654	0
2014	$31.58654	$28.27310	0
2015	$28.27310	$22.20962	0
2016	$22.20962	$25.48795	0
2017	$25.48795	$34.97430	0
2018	$34.97430	$28.77530	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.14373	$17.60006	3,763
2010	$17.60006	$18.64309	3,830
2011	$18.64309	$16.27943	3,416
2012	$16.27943	$18.80592	3,253
2013	$18.80592	$22.59648	2,774
2014	$22.59648	$19.62101	2,877
2015	$19.62101	$17.92675	1,458
2016	$17.92675	$18.77426	0
2017	$18.77426	$21.41020	0
2018	$21.41020	$17.68931	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.87166	$19.56527	0
2010	$19.56527	$21.87966	0
2011	$21.87966	$21.19365	0
2012	$21.19365	$23.82696	0
2013	$23.82696	$23.66063	0
2014	$23.66063	$23.54257	0
2015	$23.54257	$22.01307	0
2016	$22.01307	$22.14246	0
2017	$22.14246	$22.05565	0
2018	$22.05565	$21.96825	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.27536	$11.77527	1,717
2010	$11.77527	$13.75703	1,717
2011	$13.75703	$12.58358	1,717
2012	$12.58358	$13.94193	0
2013	$13.94193	$19.04412	0
2014	$19.04412	$20.12804	0
2015	$20.12804	$20.60130	0
2016	$20.60130	$20.53686	0
2017	$20.53686	$25.49447	0
2018	$25.49447	$23.94146	0
Invesco V.I. American Value Fund - Series I
2009	$8.80294	$11.97375	0
2010	$11.97375	$14.30197	0
2011	$14.30197	$14.10394	0
2012	$14.10394	$16.16511	0
2013	$16.16511	$21.20763	0
2014	$21.20763	$22.74253	0
2015	$22.74253	$20.19334	0
2016	$20.19334	$22.78946	0
2017	$22.78946	$24.49024	0
2018	$24.49024	$20.90263	0
Invesco V.I. American Value Fund - Series II
2009	$8.75175	$11.90010	4,375
2010	$11.90010	$14.20706	4,336
2011	$14.20706	$13.99710	4,312
2012	$13.99710	$16.01109	380
2013	$16.01109	$20.95325	403
2014	$20.95325	$22.41389	371
2015	$22.41389	$19.85075	390
2016	$19.85075	$22.34936	110
2017	$22.34936	$23.95588	70
2018	$23.95588	$20.39543	67
Invesco V.I. Comstock Fund - Series II
2009	$7.79502	$9.78018	6,070
2010	$9.78018	$11.05634	6,024
2011	$11.05634	$10.57589	5,153
2012	$10.57589	$12.28870	1,152
2013	$12.28870	$16.28844	1,073
2014	$16.28844	$17.36381	1,022
2015	$17.36381	$15.91510	165
2016	$15.91510	$18.19345	152
2017	$18.19345	$20.90476	142
2018	$20.90476	$17.89985	153
Invesco V.I. Equity and Income Fund - Series II
2009	$9.61107	$11.50289	0
2010	$11.50289	$12.59191	0
2011	$12.59191	$12.14422	0
2012	$12.14422	$13.33539	0
2013	$13.33539	$16.27278	0
2014	$16.27278	$17.29414	0
2015	$17.29414	$16.46121	0
2016	$16.46121	$18.47167	0
2017	$18.47167	$19.99764	0
2018	$19.99764	$17.63887	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.93309	$14.47090	148
2010	$14.47090	$15.86364	148
2011	$15.86364	$15.15047	151
2012	$15.15047	$16.92662	147
2013	$16.92662	$22.12413	121
2014	$22.12413	$23.77174	116
2015	$23.77174	$22.45777	117
2016	$22.45777	$26.20880	106
2017	$26.20880	$29.20818	101
2018	$29.20818	$24.66023	111
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.35901	$11.24409	0
2010	$11.24409	$13.98340	0
2011	$13.98340	$12.38473	0
2012	$12.38473	$13.50735	0
2013	$13.50735	$18.02920	0
2014	$18.02920	$18.97128	0
2015	$18.97128	$18.72991	0
2016	$18.72991	$18.40689	0
2017	$18.40689	$21.97145	0
2018	$21.97145	$20.20709	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.14462	$12.00106	0
2010	$12.00106	$13.17036	0
2011	$13.17036	$13.43356	0
2012	$13.43356	$14.77027	0
2013	$14.77027	$15.61153	565
2014	$15.61153	$15.91710	538
2015	$15.91710	$15.31447	492
2016	$15.31447	$16.78062	435
2017	$16.78062	$17.90972	279
2018	$17.90972	$16.79631	244
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.26673	$11.40637	0
2010	$11.40637	$13.26599	0
2011	$13.26599	$12.38081	0
2012	$12.38081	$13.37665	0
2013	$13.37665	$17.74435	0
2014	$17.74435	$18.57618	0
2015	$18.57618	$17.52570	0
2016	$17.52570	$19.82185	0
2017	$19.82185	$21.80720	0
2018	$21.80720	$19.56982	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.89408	$9.17090	0
2010	$9.17090	$10.52139	0
2011	$10.52139	$9.65575	0
2012	$9.65575	$10.57449	0
2013	$10.57449	$14.04163	0
2014	$14.04163	$14.77002	0
2015	$14.77002	$14.01855	0
2016	$14.01855	$16.04277	0
2017	$16.04277	$17.77601	0
2018	$17.77601	$15.95425	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.57287	$12.19195	1,399
2010	$12.19195	$14.64400	1,266
2011	$14.64400	$12.87143	1,257
2012	$12.87143	$14.34942	1,191
2013	$14.34942	$19.21974	873
2014	$19.21974	$19.91938	813
2015	$19.91938	$19.99316	522
2016	$19.99316	$19.77752	0
2017	$19.77752	$23.75609	0
2018	$23.75609	$22.54136	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.50045	$9.27918	1,812
2010	$9.27918	$11.37269	1,760
2011	$11.37269	$10.66688	1,588
2012	$10.66688	$11.93794	1,488
2013	$11.93794	$15.20138	1,402
2014	$15.20138	$16.56555	1,311
2015	$16.56555	$15.57313	0
2016	$15.57313	$17.71236	0
2017	$17.71236	$18.49205	0
2018	$18.49205	$15.35129	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.19763	$19.32149	77
2010	$19.32149	$20.71833	73
2011	$20.71833	$21.63888	69
2012	$21.63888	$24.92167	65
2013	$24.92167	$22.21857	0
2014	$22.21857	$22.33724	0
2015	$22.33724	$21.56912	0
2016	$21.56912	$23.30665	0
2017	$23.30665	$24.95996	0
2018	$24.95996	$22.67033	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.66015	$13.49548	0
2010	$13.49548	$15.03895	0
2011	$15.03895	$16.02517	0
2012	$16.02517	$18.09848	0
2013	$18.09848	$21.16116	0
2014	$21.16116	$21.60921	0
2015	$21.60921	$22.42391	0
2016	$22.42391	$23.09947	0
2017	$23.09947	$28.38746	0
2018	$28.38746	$27.24667	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.28533	$11.78517	490
2010	$11.78517	$14.14823	464
2011	$14.14823	$13.43801	0
2012	$13.43801	$15.01719	0
2013	$15.01719	$21.72760	0
2014	$21.72760	$22.58046	0
2015	$22.58046	$24.76385	0
2016	$24.76385	$23.80242	0
2017	$23.80242	$33.29837	0
2018	$33.29837	$34.98868	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.19603	$11.61188	0
2010	$11.61188	$13.91173	0
2011	$13.91173	$13.18047	0
2012	$13.18047	$14.68771	0
2013	$14.68771	$21.20072	0
2014	$21.20072	$21.97657	0
2015	$21.97657	$24.04333	0
2016	$24.04333	$23.04265	0
2017	$23.04265	$32.16201	0
2018	$32.16201	$33.71868	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.09141	$9.36639	1,939
2010	$9.36639	$12.10556	1,667
2011	$12.10556	$10.98010	1,628
2012	$10.98010	$11.63876	1,602
2013	$11.63876	$15.63525	1,165
2014	$15.63525	$15.55838	1,118
2015	$15.55838	$14.29140	825
2016	$14.29140	$12.73015	0
2017	$12.73015	$17.24282	0
2018	$17.24282	$18.62142	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.39853	$18.07714	500
2010	$18.07714	$22.87935	428
2011	$22.87935	$23.62240	148
2012	$23.62240	$26.68580	142
2013	$26.68580	$26.53148	100
2014	$26.53148	$33.55305	82
2015	$33.55305	$33.41497	79
2016	$33.41497	$34.79017	80
2017	$34.79017	$34.97464	85
2018	$34.97464	$31.45013	87
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.11862	$11.43522	2,473
2010	$11.43522	$12.19517	2,489
2011	$12.19517	$11.75275	1,624
2012	$11.75275	$13.06847	1,555
2013	$13.06847	$16.52716	1,490
2014	$16.52716	$18.59168	1,414
2015	$18.59168	$18.75956	0
2016	$18.75956	$17.88583	0
2017	$17.88583	$22.11204	0
2018	$22.11204	$20.31889	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.53645	$10.14255	825
2010	$10.14255	$11.16682	823
2011	$11.16682	$10.95353	92
2012	$10.95353	$11.99761	87
2013	$11.99761	$13.22742	0
2014	$13.22742	$13.96060	0
2015	$13.96060	$13.71825	0
2016	$13.71825	$14.07011	0
2017	$14.07011	$14.98058	0
2018	$14.98058	$13.82774	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.11499	$10.48719	0
2010	$10.48719	$13.03063	0
2011	$13.03063	$12.83929	0
2012	$12.83929	$14.57243	0
2013	$14.57243	$19.31153	0
2014	$19.31153	$19.91167	0
2015	$19.91167	$20.69067	0
2016	$20.69067	$20.63852	0
2017	$20.63852	$25.90842	0
2018	$25.90842	$23.71903	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.69530	$17.28633	1,199
2010	$17.28633	$19.54322	1,205
2011	$19.54322	$17.46802	799
2012	$17.46802	$20.64286	765
2013	$20.64286	$25.61460	733
2014	$25.61460	$25.54258	696
2015	$25.54258	$25.87416	0
2016	$25.87416	$25.24352	0
2017	$25.24352	$33.62987	0
2018	$33.62987	$28.45844	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.99666	$13.87984	1,342
2010	$13.87984	$15.56559	1,313
2011	$15.56559	$15.30879	588
2012	$15.30879	$16.92422	781
2013	$16.92422	$16.47596	841
2014	$16.47596	$16.49977	849
2015	$16.49977	$15.72016	822
2016	$15.72016	$16.32354	799
2017	$16.32354	$16.91532	722
2018	$16.91532	$15.77777	694
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.47032	$11.84385	2,385
2010	$11.84385	$13.40434	2,336
2011	$13.40434	$13.05682	1,117
2012	$13.05682	$14.87607	1,045
2013	$14.87607	$19.10541	739
2014	$19.10541	$20.60950	668
2015	$20.60950	$20.76319	439
2016	$20.76319	$22.58143	0
2017	$22.58143	$25.73926	0
2018	$25.73926	$23.11328	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.89945	$15.91519	1,681
2010	$15.91519	$19.13656	1,682
2011	$19.13656	$18.25358	1,332
2012	$18.25358	$20.98607	0
2013	$20.98607	$28.83600	0
2014	$28.83600	$31.45946	0
2015	$31.45946	$28.86577	0
2016	$28.86577	$33.19141	0
2017	$33.19141	$36.94887	0
2018	$36.94887	$32.29777	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.26414	$6.67458	3,718
2010	$6.67458	$7.25750	3,732
2011	$7.25750	$7.65404	3,265
2012	$7.65404	$8.23918	3,320
2013	$8.23918	$8.01990	3,045
2014	$8.01990	$8.37896	2,930
2015	$8.37896	$8.24470	2,874
2016	$8.24470	$8.30228	0
2017	$8.30228	$8.46871	0
2018	$8.46871	$8.16639	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.14430	564
2010	$12.14430	$13.36233	562
2011	$13.36233	$13.30784	522
2012	$13.30784	$15.51250	490
2013	$15.51250	$20.07084	340
2014	$20.07084	$22.09415	305
2015	$22.09415	$20.93127	312
2016	$20.93127	$23.24396	0
2017	$23.24396	$26.97993	110
2018	$26.97993	$24.12425	114
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.06356	$9.89804	1,639
2010	$9.89804	$10.71850	1,649
2011	$10.71850	$10.76365	136
2012	$10.76365	$11.83483	128
2013	$11.83483	$13.65636	0
2014	$13.65636	$14.76846	0
2015	$14.76846	$14.26712	0
2016	$14.26712	$15.05807	0
2017	$15.05807	$16.93572	0
2018	$16.93572	$16.02802	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.95236	$13.14815	1,252
2010	$13.14815	$14.73446	1,194
2011	$14.73446	$14.33753	64
2012	$14.33753	$15.99748	61
2013	$15.99748	$18.67828	0
2014	$18.67828	$19.97032	0
2015	$19.97032	$19.54674	0
2016	$19.54674	$20.38260	0
2017	$20.38260	$22.97425	0
2018	$22.97425	$20.81865	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.28226	$12.65931	0
2010	$12.65931	$12.67471	0
2011	$12.67471	$12.23920	0
2012	$12.23920	$14.62123	0
2013	$14.62123	$20.23906	0
2014	$20.23906	$25.24241	0
2015	$25.24241	$26.58489	0
2016	$26.58489	$23.02867	0
2017	$23.02867	$25.94807	0
2018	$25.94807	$25.20326	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.40433	$18.25687	0
2010	$18.25687	$18.16601	0
2011	$18.16601	$16.79108	0
2012	$16.79108	$17.23236	0
2013	$17.23236	$19.16413	0
2014	$19.16413	$21.45553	0
2015	$21.45553	$18.88537	0
2016	$18.88537	$18.81894	0
2017	$18.81894	$22.46825	0
2018	$22.46825	$21.85060	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.10188	$9.89106	1,637
2010	$9.89106	$9.66818	1,737
2011	$9.66818	$9.44844	1,670
2012	$9.44844	$9.23241	1,788
2013	$9.23241	$9.02189	1,343
2014	$9.02189	$8.81616	1,406
2015	$8.81616	$8.61514	1,378
2016	$8.61514	$8.41928	658
2017	$8.41928	$8.24790	717
2018	$8.24790	$8.15416	672
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04638	0
2017	$10.04638	$12.85218	0
2018	$12.85218	$12.85674	0
Putnam VT High Yield Fund - Class IB
2009	$11.31063	$16.59809	101
2010	$16.59809	$18.49551	96
2011	$18.49551	$18.39011	91
2012	$18.39011	$20.84456	86
2013	$20.84456	$21.96714	0
2014	$21.96714	$21.79862	0
2015	$21.79862	$20.15937	0
2016	$20.15937	$22.76196	0
2017	$22.76196	$23.79701	0
2018	$23.79701	$22.30657	0
Putnam VT Income Fund - Class IB
2009	$8.26925	$11.84987	182
2010	$11.84987	$12.72142	185
2011	$12.72142	$13.05252	176
2012	$13.05252	$14.12303	177
2013	$14.12303	$14.05789	190
2014	$14.05789	$14.62284	191
2015	$14.62284	$14.07955	188
2016	$14.07955	$14.03308	197
2017	$14.03308	$14.48127	204
2018	$14.48127	$14.17816	193

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.98252	$14.59218	849
2010	$14.59218	$15.68786	865
2011	$15.68786	$12.73312	981
2012	$12.73312	$15.16751	902
2013	$15.16751	$18.98058	646
2014	$18.98058	$17.28884	705
2015	$17.28884	$16.91655	692
2016	$16.91655	$16.12465	0
2017	$16.12465	$19.94670	0
2018	$19.94670	$15.76450	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.20797	$11.77039	0
2010	$11.77039	$13.10193	0
2011	$13.10193	$12.80799	0
2012	$12.80799	$14.62015	0
2013	$14.62015	$19.30326	0
2014	$19.30326	$21.48547	0
2015	$21.48547	$20.53633	0
2016	$20.53633	$22.48586	0
2017	$22.48586	$26.99763	0
2018	$26.99763	$24.36556	0
Putnam VT Research Fund - Class IB
2009	$9.00865	$11.72359	0
2010	$11.72359	$13.33132	0
2011	$13.33132	$12.79903	0
2012	$12.79903	$14.74607	0
2013	$14.74607	$19.21556	0
2014	$19.21556	$21.56570	0
2015	$21.56570	$20.74621	0
2016	$20.74621	$22.31599	0
2017	$22.31599	$26.90018	0
2018	$26.90018	$25.04590	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.19490	$13.16277	0
2010	$13.16277	$15.37699	0
2011	$15.37699	$14.26178	0
2012	$14.26178	$16.26987	0
2013	$16.26987	$21.69054	0
2014	$21.69054	$24.05288	0
2015	$24.05288	$23.43392	0
2016	$23.43392	$24.68237	0
2017	$24.68237	$31.17038	0
2018	$31.17038	$29.99157	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1,
2003, and the Earnings Protection Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV
Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 0-70)
Mortality & Expense = 2.20

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.54076	$8.64888	0
2010	$8.64888	$9.87138	0
2011	$9.87138	$9.36764	0
2012	$9.36764	$10.61907	0
2013	$10.61907	$13.57383	0
2014	$13.57383	$14.79362	0
2015	$14.79362	$14.50002	0
2016	$14.50002	$15.24858	0
2017	$15.24858	$18.10068	0
2018	$18.10068	$16.49503	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.04161	$9.72978	0
2010	$9.72978	$10.68890	0
2011	$10.68890	$10.38940	0
2012	$10.38940	$11.31513	0
2013	$11.31513	$12.50226	0
2014	$12.50226	$12.71737	0
2015	$12.71737	$12.34758	0
2016	$12.34758	$12.68370	0
2017	$12.68370	$13.96747	0
2018	$13.96747	$13.05282	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.34506	$9.21630	0
2010	$9.21630	$10.28526	0
2011	$10.28526	$9.91530	0
2012	$9.91530	$10.94276	0
2013	$10.94276	$12.35133	0
2014	$12.35133	$12.61016	0
2015	$12.61016	$12.25225	0
2016	$12.25225	$12.65427	0
2017	$12.65427	$14.36297	0
2018	$14.36297	$13.16774	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.83207	$8.74804	0
2010	$8.74804	$9.89604	0
2011	$9.89604	$9.38668	0
2012	$9.38668	$10.55278	0
2013	$10.55278	$12.50591	0
2014	$12.50591	$12.78603	0
2015	$12.78603	$12.41433	0
2016	$12.41433	$12.89086	0
2017	$12.89086	$15.18954	0
2018	$15.18954	$13.63243	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.27626	$10.38018	0
2010	$10.38018	$10.86724	0
2011	$10.86724	$10.75550	0
2012	$10.75550	$11.15475	0
2013	$11.15475	$11.45532	0
2014	$11.45532	$11.57718	0
2015	$11.57718	$11.23609	0
2016	$11.23609	$11.42587	0
2017	$11.42587	$12.08717	0
2018	$12.08717	$11.53014	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.20442	0
2016	$17.20442	$16.80499	0
2017	$16.80499	$22.01381	0
2018	$22.01381	$24.11174	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.77792	$8.35598	0
2010	$8.35598	$9.35782	0
2011	$9.35782	$9.29762	0
2012	$9.29762	$10.49349	0
2013	$10.49349	$13.51124	0
2014	$13.51124	$14.94088	0
2015	$14.94088	$14.74166	0
2016	$14.74166	$16.05702	0
2017	$16.05702	$19.03204	0
2018	$19.03204	$17.69854	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.51904	$8.89282	0
2010	$8.89282	$11.16066	0
2011	$11.16066	$9.71200	0
2012	$9.71200	$10.85981	0
2013	$10.85981	$14.40277	0
2014	$14.40277	$14.90649	0
2015	$14.90649	$14.31320	0
2016	$14.31320	$15.63800	0
2017	$15.63800	$18.40253	0
2018	$18.40253	$15.30918	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.83376	$12.14769	490
2010	$12.14769	$13.83533	487
2011	$13.83533	$13.83029	0
2012	$13.83029	$15.15010	0
2013	$15.15010	$19.16626	0
2014	$19.16626	$20.41738	0
2015	$20.41738	$19.74818	0
2016	$19.74818	$21.51802	0
2017	$21.51802	$24.33843	0
2018	$24.33843	$22.66907	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.89817	$11.77732	958
2010	$11.77732	$12.95290	954
2011	$12.95290	$12.94548	9,224
2012	$12.94548	$14.23409	945
2013	$14.23409	$15.83099	941
2014	$15.83099	$16.16590	937
2015	$16.16590	$14.66631	934
2016	$14.66631	$16.32454	0
2017	$16.32454	$17.47895	0
2018	$17.47895	$16.32712	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.43214	$9.41142	7,240
2010	$9.41142	$10.25132	6,975
2011	$10.25132	$9.85610	6,682
2012	$9.85610	$10.81015	6,274
2013	$10.81015	$13.57345	5,686
2014	$13.57345	$14.90001	5,177
2015	$14.90001	$15.36182	1,661
2016	$15.36182	$14.72687	0
2017	$14.72687	$18.41885	0
2018	$18.41885	$17.71496	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.35375	$10.05536	0
2010	$10.05536	$10.98897	0
2011	$10.98897	$10.40934	0
2012	$10.40934	$11.51718	0
2013	$11.51718	$14.34665	0
2014	$14.34665	$14.80316	0
2015	$14.80316	$13.92189	0
2016	$13.92189	$15.24477	0
2017	$15.24477	$16.16280	0
2018	$16.16280	$14.00683	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.70421	$13.17006	475
2010	$13.17006	$14.29467	473
2011	$14.29467	$13.80829	470
2012	$13.80829	$15.39726	468
2013	$15.39726	$19.27697	466
2014	$19.27697	$20.15637	464
2015	$20.15637	$18.70328	463
2016	$18.70328	$21.18935	0
2017	$21.18935	$22.41357	0
2018	$22.41357	$19.89451	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.18654	$16.62408	1,559
2010	$16.62408	$20.80686	1,292
2011	$20.80686	$19.54676	1,259
2012	$19.54676	$22.58676	1,099
2013	$22.58676	$30.03680	905
2014	$30.03680	$29.48617	886
2015	$29.48617	$26.65522	0
2016	$26.65522	$33.87503	0
2017	$33.87503	$36.59417	0
2018	$36.59417	$31.12020	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.10367	$15.56117	0
2010	$15.56117	$19.38558	0
2011	$19.38558	$18.00897	0
2012	$18.00897	$19.48486	0
2013	$19.48486	$26.27639	0
2014	$26.27639	$27.56480	0
2015	$27.56480	$26.19091	0
2016	$26.19091	$26.63275	0
2017	$26.63275	$31.56519	0
2018	$31.56519	$29.15602	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.30915	$11.38054	15,919
2010	$11.38054	$11.69550	15,919
2011	$11.69550	$12.06528	0
2012	$12.06528	$11.99841	0
2013	$11.99841	$11.44948	0
2014	$11.44948	$11.55405	0
2015	$11.55405	$11.33142	0
2016	$11.33142	$11.13475	0
2017	$11.13475	$11.01616	0
2018	$11.01616	$10.78931	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.40097	$31.00004	0
2010	$31.00004	$35.58162	0
2011	$35.58162	$29.22505	0
2012	$29.22505	$32.27940	0
2013	$32.27940	$31.21735	0
2014	$31.21735	$27.91403	0
2015	$27.91403	$21.90507	0
2016	$21.90507	$25.11282	0
2017	$25.11282	$34.42490	0
2018	$34.42490	$28.29459	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.05675	$17.46571	1,930
2010	$17.46571	$18.48187	1,888
2011	$18.48187	$16.12215	1,945
2012	$16.12215	$18.60512	1,751
2013	$18.60512	$22.33235	1,631
2014	$22.33235	$19.37180	1,772
2015	$19.37180	$17.68093	411
2016	$17.68093	$18.49791	0
2017	$18.49791	$21.07382	0
2018	$21.07382	$17.39377	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.76003	$19.41594	552
2010	$19.41594	$21.69045	549
2011	$21.69045	$20.98893	0
2012	$20.98893	$23.57260	0
2013	$23.57260	$23.38409	0
2014	$23.38409	$23.24360	0
2015	$23.24360	$21.71127	0
2016	$21.71127	$21.81661	0
2017	$21.81661	$21.70917	0
2018	$21.70917	$21.60127	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.22719	$11.68532	0
2010	$11.68532	$13.63799	0
2011	$13.63799	$12.46194	0
2012	$12.46194	$13.79300	0
2013	$13.79300	$18.82142	0
2014	$18.82142	$19.87231	0
2015	$19.87231	$20.31875	0
2016	$20.31875	$20.23451	0
2017	$20.23451	$25.09384	0
2018	$25.09384	$23.54139	0
Invesco V.I. American Value Fund - Series I
2009	$8.76095	$11.90444	534
2010	$11.90444	$14.20464	532
2011	$14.20464	$13.99365	0
2012	$13.99365	$16.02225	0
2013	$16.02225	$20.99871	0
2014	$20.99871	$22.49545	0
2015	$22.49545	$19.95350	0
2016	$19.95350	$22.49580	0
2017	$22.49580	$24.15032	0
2018	$24.15032	$20.59164	0
Invesco V.I. American Value Fund - Series II
2009	$8.71000	$11.83119	0
2010	$11.83119	$14.11035	0
2011	$14.11035	$13.88762	0
2012	$13.88762	$15.86956	0
2013	$15.86956	$20.74681	0
2014	$20.74681	$22.17035	0
2015	$22.17035	$19.61495	0
2016	$19.61495	$22.06134	0
2017	$22.06134	$23.62335	0
2018	$23.62335	$20.09197	0
Invesco V.I. Comstock Fund - Series II
2009	$7.75784	$9.72356	2,682
2010	$9.72356	$10.98110	2,466
2011	$10.98110	$10.49318	2,346
2012	$10.49318	$12.18010	2,039
2013	$12.18010	$16.12798	1,688
2014	$16.12798	$17.17516	1,519
2015	$17.17516	$15.72608	0
2016	$15.72608	$17.95903	0
2017	$17.95903	$20.61464	0
2018	$20.61464	$17.63355	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.56523	$11.43631	0
2010	$11.43631	$12.50623	0
2011	$12.50623	$12.04926	0
2012	$12.04926	$13.21755	0
2013	$13.21755	$16.11248	0
2014	$16.11248	$17.10626	0
2015	$17.10626	$16.26571	0
2016	$16.26571	$18.23368	0
2017	$18.23368	$19.72011	0
2018	$19.72011	$17.37647	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.85411	$14.36041	1,815
2010	$14.36041	$15.72642	1,722
2011	$15.72642	$15.00411	1,640
2012	$15.00411	$16.74590	1,483
2013	$16.74590	$21.86553	1,244
2014	$21.86553	$23.46985	1,111
2015	$23.46985	$22.14988	0
2016	$22.14988	$25.82311	0
2017	$25.82311	$28.74938	0
2018	$28.74938	$24.24829	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.32389	$11.17901	0
2010	$11.17901	$13.88825	0
2011	$13.88825	$12.28790	0
2012	$12.28790	$13.38800	0
2013	$13.38800	$17.85163	0
2014	$17.85163	$18.76520	0
2015	$18.76520	$18.50750	0
2016	$18.50750	$18.16975	0
2017	$18.16975	$21.66654	0
2018	$21.66654	$19.90651	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.10495	$11.93676	3,243
2010	$11.93676	$13.08640	3,105
2011	$13.08640	$13.33430	2,877
2012	$13.33430	$14.64609	2,721
2013	$14.64609	$15.46444	2,776
2014	$15.46444	$15.75100	2,690
2015	$15.75100	$15.13915	1,014
2016	$15.13915	$16.57158	0
2017	$16.57158	$17.66880	0
2018	$17.66880	$16.55361	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.22649	$11.34523	0
2010	$11.34523	$13.18140	0
2011	$13.18140	$12.28929	0
2012	$12.28929	$13.26415	0
2013	$13.26415	$17.57711	0
2014	$17.57711	$18.38227	0
2015	$18.38227	$17.32500	0
2016	$17.32500	$19.57488	0
2017	$19.57488	$21.51382	0
2018	$21.51382	$19.28699	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.85979	$9.12173	1,612
2010	$9.12173	$10.45429	1,604
2011	$10.45429	$9.58438	1,596
2012	$9.58438	$10.48556	1,588
2013	$10.48556	$13.90932	1,582
2014	$13.90932	$14.61587	1,576
2015	$14.61587	$13.85805	1,570
2016	$13.85805	$15.84291	0
2017	$15.84291	$17.53688	0
2018	$17.53688	$15.72371	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.53565	$12.12659	0
2010	$12.12659	$14.55062	0
2011	$14.55062	$12.77629	0
2012	$12.77629	$14.22876	0
2013	$14.22876	$19.03864	0
2014	$19.03864	$19.71149	0
2015	$19.71149	$19.76424	0
2016	$19.76424	$19.53112	0
2017	$19.53112	$23.43652	0
2018	$23.43652	$22.21563	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.46790	$9.22943	2,820
2010	$9.22943	$11.30016	2,390
2011	$11.30016	$10.58802	2,325
2012	$10.58802	$11.83753	2,098
2013	$11.83753	$15.05811	1,808
2014	$15.05811	$16.39262	1,590
2015	$16.39262	$15.39480	0
2016	$15.39480	$17.49167	0
2017	$17.49167	$18.24326	0
2018	$18.24326	$15.12942	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.09709	$19.17406	0
2010	$19.17406	$20.53923	0
2011	$20.53923	$21.42993	0
2012	$21.42993	$24.65570	0
2013	$24.65570	$21.95895	0
2014	$21.95895	$22.05364	0
2015	$22.05364	$21.27348	0
2016	$21.27348	$22.96374	0
2017	$22.96374	$24.56795	0
2018	$24.56795	$22.29170	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.60571	$13.41283	0
2010	$13.41283	$14.93157	0
2011	$14.93157	$15.89452	0
2012	$15.89452	$17.93251	0
2013	$17.93251	$20.94568	0
2014	$20.94568	$21.36729	0
2015	$21.36729	$22.15020	0
2016	$22.15020	$22.79423	0
2017	$22.79423	$27.98414	0
2018	$27.98414	$26.83237	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.25055	$11.71692	0
2010	$11.71692	$14.05193	0
2011	$14.05193	$13.33291	0
2012	$13.33291	$14.88446	0
2013	$14.88446	$21.51355	0
2014	$21.51355	$22.33512	0
2015	$22.33512	$24.46971	0
2016	$24.46971	$23.49570	0
2017	$23.49570	$32.83623	0
2018	$32.83623	$34.46816	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.16170	$11.54464	0
2010	$11.54464	$13.81706	0
2011	$13.81706	$13.07741	0
2012	$13.07741	$14.55790	0
2013	$14.55790	$20.99186	0
2014	$20.99186	$21.73781	0
2015	$21.73781	$23.75777	0
2016	$23.75777	$22.74574	0
2017	$22.74574	$31.71565	0
2018	$31.71565	$33.21706	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.07470	$9.33114	0
2010	$9.33114	$12.04765	0
2011	$12.04765	$10.91641	0
2012	$10.91641	$11.55938	0
2013	$11.55938	$15.51273	0
2014	$15.51273	$15.42069	0
2015	$15.42069	$14.15042	0
2016	$14.15042	$12.59169	0
2017	$12.59169	$17.03812	0
2018	$17.03812	$18.38173	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.30325	$17.93911	0
2010	$17.93911	$22.68147	0
2011	$22.68147	$23.39418	0
2012	$23.39418	$26.40088	0
2013	$26.40088	$26.22134	0
2014	$26.22134	$33.12693	0
2015	$33.12693	$32.95685	0
2016	$32.95685	$34.27822	0
2017	$34.27822	$34.42529	0
2018	$34.42529	$30.92480	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.07162	$11.35739	2,294
2010	$11.35739	$12.09979	2,231
2011	$12.09979	$11.64892	2,113
2012	$11.64892	$12.93973	1,919
2013	$12.93973	$16.34761	1,667
2014	$16.34761	$18.37089	1,420
2015	$18.37089	$18.51782	0
2016	$18.51782	$17.63733	0
2017	$17.63733	$21.78288	0
2018	$21.78288	$19.99616	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.47995	$10.06510	0
2010	$10.06510	$11.07024	0
2011	$11.07024	$10.84770	0
2012	$10.84770	$11.86950	0
2013	$11.86950	$13.07278	0
2014	$13.07278	$13.78327	0
2015	$13.78327	$13.53014	0
2016	$13.53014	$13.86304	0
2017	$13.86304	$14.74524	0
2018	$14.74524	$13.59674	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.06127	$10.40711	0
2010	$10.40711	$12.91791	0
2011	$12.91791	$12.71523	0
2012	$12.71523	$14.41682	0
2013	$14.41682	$19.08576	0
2014	$19.08576	$19.65875	0
2015	$19.65875	$20.40695	0
2016	$20.40695	$20.33474	0
2017	$20.33474	$25.50138	0
2018	$25.50138	$23.32276	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.61130	$17.15437	0
2010	$17.15437	$19.37421	0
2011	$19.37421	$17.29925	0
2012	$17.29925	$20.42247	0
2013	$20.42247	$25.31520	0
2014	$25.31520	$25.21819	0
2015	$25.21819	$25.51942	0
2016	$25.51942	$24.87201	0
2017	$24.87201	$33.10158	0
2018	$33.10158	$27.98302	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.91729	$13.77391	3,816
2010	$13.77391	$15.43099	3,519
2011	$15.43099	$15.16092	3,247
2012	$15.16092	$16.74357	2,966
2013	$16.74357	$16.28341	3,335
2014	$16.28341	$16.29026	3,233
2015	$16.29026	$15.50466	0
2016	$15.50466	$16.08335	0
2017	$16.08335	$16.64963	0
2018	$16.64963	$15.51422	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.40766	$11.75343	7,166
2010	$11.75343	$13.28841	6,636
2011	$13.28841	$12.93067	5,710
2012	$12.93067	$14.71723	5,061
2013	$14.71723	$18.88208	4,328
2014	$18.88208	$20.34776	3,842
2015	$20.34776	$20.47852	0
2016	$20.47852	$22.24910	0
2017	$22.24910	$25.33493	0
2018	$25.33493	$22.72718	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.82072	$15.79372	2,031
2010	$15.79372	$18.97108	1,804
2011	$18.97108	$18.07726	1,362
2012	$18.07726	$20.76205	1,196
2013	$20.76205	$28.49902	956
2014	$28.49902	$31.06002	840
2015	$31.06002	$28.47007	0
2016	$28.47007	$32.70302	0
2017	$32.70302	$36.36853	0
2018	$36.36853	$31.75829	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.23695	$6.63880	0
2010	$6.63880	$7.21120	0
2011	$7.21120	$7.59745	0
2012	$7.59745	$8.16988	0
2013	$8.16988	$7.94430	0
2014	$7.94430	$8.29149	0
2015	$8.29149	$8.15028	0
2016	$8.15028	$8.19883	0
2017	$8.19883	$8.35476	0
2018	$8.35476	$8.04837	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.05158	2,159
2010	$12.05158	$13.24674	2,043
2011	$13.24674	$13.17925	1,867
2012	$13.17925	$15.34686	1,618
2013	$15.34686	$19.83623	1,372
2014	$19.83623	$21.81354	1,195
2015	$21.81354	$20.64427	0
2016	$20.64427	$22.90186	0
2017	$22.90186	$26.55607	0
2018	$26.55607	$23.72122	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.01019	$9.82248	1,185
2010	$9.82248	$10.62580	1,179
2011	$10.62580	$10.65967	0
2012	$10.65967	$11.70849	0
2013	$11.70849	$13.49676	0
2014	$13.49676	$14.58094	0
2015	$14.58094	$14.07155	0
2016	$14.07155	$14.83653	0
2017	$14.83653	$16.66974	0
2018	$16.66974	$15.76034	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.88651	$13.04781	0
2010	$13.04781	$14.60706	0
2011	$14.60706	$14.19905	0
2012	$14.19905	$15.82672	0
2013	$15.82672	$18.46001	0
2014	$18.46001	$19.71677	0
2015	$19.71677	$19.27881	0
2016	$19.27881	$20.08271	0
2017	$20.08271	$22.61344	0
2018	$22.61344	$20.47096	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.21421	$12.56266	0
2010	$12.56266	$12.56507	0
2011	$12.56507	$12.12093	0
2012	$12.12093	$14.46509	0
2013	$14.46509	$20.00245	0
2014	$20.00245	$24.92180	0
2015	$24.92180	$26.22036	0
2016	$26.22036	$22.68971	0
2017	$22.68971	$25.54038	0
2018	$25.54038	$24.78216	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.28923	$18.11757	0
2010	$18.11757	$18.00897	0
2011	$18.00897	$16.62891	0
2012	$16.62891	$17.04842	0
2013	$17.04842	$18.94017	0
2014	$18.94017	$21.18310	0
2015	$21.18310	$18.62648	0
2016	$18.62648	$18.54203	0
2017	$18.54203	$22.11535	0
2018	$22.11535	$21.48564	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.03502	$9.81554	5,355
2010	$9.81554	$9.58454	5,646
2011	$9.58454	$9.35714	5,261
2012	$9.35714	$9.13382	5,437
2013	$9.13382	$8.91641	6,079
2014	$8.91641	$8.70418	6,050
2015	$8.70418	$8.49700	0
2016	$8.49700	$8.29536	0
2017	$8.29536	$8.11833	0
2018	$8.11833	$8.01794	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04520	0
2017	$10.04520	$12.83774	0
2018	$12.83774	$12.82930	0
Putnam VT High Yield Fund - Class IB
2009	$11.23577	$16.47139	0
2010	$16.47139	$18.33555	0
2011	$18.33555	$18.21245	0
2012	$18.21245	$20.62204	0
2013	$20.62204	$21.71041	0
2014	$21.71041	$21.52181	0
2015	$21.52181	$19.88300	0
2016	$19.88300	$22.42701	0
2017	$22.42701	$23.42321	0
2018	$23.42321	$21.93400	0
Putnam VT Income Fund - Class IB
2009	$8.21451	$11.75940	4,473
2010	$11.75940	$12.61139	4,312
2011	$12.61139	$12.92643	3,808
2012	$12.92643	$13.97225	3,554
2013	$13.97225	$13.89357	3,905
2014	$13.89357	$14.43713	3,651
2015	$14.43713	$13.88651	0
2016	$13.88651	$13.82655	0
2017	$13.82655	$14.25377	0
2018	$14.25377	$13.94132	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.90321	$14.48076	0
2010	$14.48076	$15.55216	0
2011	$15.55216	$12.61006	0
2012	$12.61006	$15.00551	0
2013	$15.00551	$18.75865	0
2014	$18.75865	$17.06920	0
2015	$17.06920	$16.68455	0
2016	$16.68455	$15.88726	0
2017	$15.88726	$19.63327	0
2018	$19.63327	$15.50105	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.14701	$11.68051	0
2010	$11.68051	$12.98859	0
2011	$12.98859	$12.68423	0
2012	$12.68423	$14.46403	0
2013	$14.46403	$19.07760	0
2014	$19.07760	$21.21257	0
2015	$21.21257	$20.25472	0
2016	$20.25472	$22.15491	0
2017	$22.15491	$26.57349	0
2018	$26.57349	$23.95849	0
Putnam VT Research Fund - Class IB
2009	$8.94902	$11.63407	0
2010	$11.63407	$13.21600	0
2011	$13.21600	$12.67535	0
2012	$12.67535	$14.58860	0
2013	$14.58860	$18.99092	0
2014	$18.99092	$21.29179	0
2015	$21.29179	$20.46175	0
2016	$20.46175	$21.98754	0
2017	$21.98754	$26.47758	0
2018	$26.47758	$24.62748	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.12743	$13.06228	0
2010	$13.06228	$15.24400	0
2011	$15.24400	$14.12398	0
2012	$14.12398	$16.09616	0
2013	$16.09616	$21.43701	0
2014	$21.43701	$23.74739	0
2015	$23.74739	$23.11260	0
2016	$23.11260	$24.31910	0
2017	$24.31910	$30.68072	0
2018	$30.68072	$29.49054	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1,
2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added on or after
May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.53178	$8.63259	4,032
2010	$8.63259	$9.84774	4,000
2011	$9.84774	$9.34043	4,414
2012	$9.34043	$10.58277	4,260
2013	$10.58277	$13.52051	4,307
2014	$13.52051	$14.72794	4,968
2015	$14.72794	$14.42825	2,990
2016	$14.42825	$15.16536	2,455
2017	$15.16536	$17.99283	3,739
2018	$17.99283	$16.38844	3,989
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.03058	$9.71146	2,117
2010	$9.71146	$10.66332	2,114
2011	$10.66332	$10.35925	0
2012	$10.35925	$11.27650	0
2013	$11.27650	$12.45321	0
2014	$12.45321	$12.66098	0
2015	$12.66098	$12.28652	0
2016	$12.28652	$12.61454	0
2017	$12.61454	$13.88431	0
2018	$13.88431	$12.96853	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.33499	$9.19895	0
2010	$9.19895	$10.26063	0
2011	$10.26063	$9.88651	0
2012	$9.88651	$10.90538	0
2013	$10.90538	$12.30284	0
2014	$12.30284	$12.55421	0
2015	$12.55421	$12.19166	0
2016	$12.19166	$12.58524	0
2017	$12.58524	$14.27743	0
2018	$14.27743	$13.08269	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.82271	$8.73158	0
2010	$8.73158	$9.87236	0
2011	$9.87236	$9.35944	0
2012	$9.35944	$10.51675	0
2013	$10.51675	$12.45683	0
2014	$12.45683	$12.72933	0
2015	$12.72933	$12.35293	0
2016	$12.35293	$12.82056	0
2017	$12.82056	$15.09908	0
2018	$15.09908	$13.54438	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.26354	$10.36063	0
2010	$10.36063	$10.84121	0
2011	$10.84121	$10.72425	0
2012	$10.72425	$11.11664	0
2013	$11.11664	$11.41034	0
2014	$11.41034	$11.52580	0
2015	$11.52580	$11.18049	0
2016	$11.18049	$11.36352	0
2017	$11.36352	$12.01515	0
2018	$12.01515	$11.45563	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.11938	128
2016	$17.11938	$16.71338	128
2017	$16.71338	$21.88278	127
2018	$21.88278	$23.95609	127
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.76862	$8.34023	2,069
2010	$8.34023	$9.33540	2,056
2011	$9.33540	$9.27061	2,045
2012	$9.27061	$10.45763	651
2013	$10.45763	$13.45815	2,413
2014	$13.45815	$14.87456	2,678
2015	$14.87456	$14.66871	2,627
2016	$14.66871	$15.96939	2,575
2017	$15.96939	$18.91863	3,941
2018	$18.91863	$17.58415	3,789
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.51010	$8.87609	108
2010	$8.87609	$11.13397	0
2011	$11.13397	$9.68382	594
2012	$9.68382	$10.82274	594
2013	$10.82274	$14.34624	798
2014	$14.34624	$14.84038	798
2015	$14.84038	$14.24242	797
2016	$14.24242	$15.55270	203
2017	$15.55270	$18.29292	203
2018	$18.29292	$15.21029	203
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.81338	$12.11632	11,058
2010	$12.11632	$13.79253	9,161
2011	$13.79253	$13.78045	5,839
2012	$13.78045	$15.08775	4,599
2013	$15.08775	$19.07761	4,309
2014	$19.07761	$20.31253	4,126
2015	$20.31253	$19.63670	3,979
2016	$19.63670	$21.38563	3,569
2017	$21.38563	$24.17649	3,498
2018	$24.17649	$22.50681	2,041

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.87690	$11.74314	7,550
2010	$11.74314	$12.90870	8,204
2011	$12.90870	$12.89472	13,560
2012	$12.89472	$14.17098	11,311
2013	$14.17098	$15.75273	11,452
2014	$15.75273	$16.07774	10,494
2015	$16.07774	$14.57885	9,927
2016	$14.57885	$16.21889	8,986
2017	$16.21889	$17.35708	11,785
2018	$17.35708	$16.20507	11,360
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.41598	$9.38615	3,102
2010	$9.38615	$10.21854	1,529
2011	$10.21854	$9.81956	1,438
2012	$9.81956	$10.76456	5,638
2013	$10.76456	$13.50929	5,442
2014	$13.50929	$14.82198	4,474
2015	$14.82198	$15.27355	2,896
2016	$15.27355	$14.63477	2,756
2017	$14.63477	$18.29444	3,374
2018	$18.29444	$17.58639	3,266
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.34229	$10.03643	0
2010	$10.03643	$10.96266	111
2011	$10.96266	$10.37912	114
2012	$10.37912	$11.47784	111
2013	$11.47784	$14.29033	106
2014	$14.29033	$14.73749	104
2015	$14.73749	$13.85301	104
2016	$13.85301	$15.16160	104
2017	$15.16160	$16.06652	1,129
2018	$16.06652	$13.91633	1,044
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.68203	$13.13603	9,259
2010	$13.13603	$14.25043	8,929
2011	$14.25043	$13.75851	9,114
2012	$13.75851	$15.33388	8,895
2013	$15.33388	$19.18781	8,693
2014	$19.18781	$20.05287	8,180
2015	$20.05287	$18.59771	9,077
2016	$18.59771	$21.05899	7,775
2017	$21.05899	$22.26444	7,975
2018	$22.26444	$19.75213	7,160
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.15923	$16.58115	5,521
2010	$16.58115	$20.74251	3,724
2011	$20.74251	$19.47634	4,265
2012	$19.47634	$22.49383	4,132
2013	$22.49383	$29.89792	4,429
2014	$29.89792	$29.33479	4,582
2015	$29.33479	$26.50478	4,604
2016	$26.50478	$33.66665	3,556
2017	$33.66665	$36.35071	3,590
2018	$36.35071	$30.89749	3,142

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.08065	$15.52094	0
2010	$15.52094	$19.32557	0
2011	$19.32557	$17.94403	0
2012	$17.94403	$19.40462	0
2013	$19.40462	$26.15478	0
2014	$26.15478	$27.42317	0
2015	$27.42317	$26.04297	0
2016	$26.04297	$26.46879	0
2017	$26.46879	$31.35505	0
2018	$31.35505	$28.94725	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.28209	$11.34749	5,802
2010	$11.34749	$11.65558	14,003
2011	$11.65558	$12.01796	13,848
2012	$12.01796	$11.94522	13,788
2013	$11.94522	$11.39287	6,000
2014	$11.39287	$11.49104	3,744
2015	$11.49104	$11.26386	3,710
2016	$11.26386	$11.06271	3,674
2017	$11.06271	$10.93938	3,638
2018	$10.93938	$10.70867	3,602
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.36286	$30.92001	2,420
2010	$30.92001	$35.47160	3,300
2011	$35.47160	$29.11979	3,222
2012	$29.11979	$32.14663	3,179
2013	$32.14663	$31.07301	3,335
2014	$31.07301	$27.77071	3,354
2015	$27.77071	$21.78143	2,997
2016	$21.78143	$24.95832	2,908
2017	$24.95832	$34.19588	2,979
2018	$34.19588	$28.09210	2,907
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.02972	$17.42063	3,092
2010	$17.42063	$18.42473	3,940
2011	$18.42473	$16.06408	6,139
2012	$16.06408	$18.52860	6,053
2013	$18.52860	$22.22911	5,997
2014	$22.22911	$19.27236	6,216
2015	$19.27236	$17.58115	6,186
2016	$17.58115	$18.38412	5,160
2017	$18.38412	$20.93363	5,362
2018	$20.93363	$17.26930	5,481
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.72532	$19.36580	0
2010	$19.36580	$21.62336	0
2011	$21.62336	$20.91332	0
2012	$20.91332	$23.47562	0
2013	$23.47562	$23.27597	0
2014	$23.27597	$23.12426	0
2015	$23.12426	$21.58873	0
2016	$21.58873	$21.68238	0
2017	$21.68238	$21.56473	0
2018	$21.56473	$21.44668	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.21224	$11.65518	86
2010	$11.65518	$13.59586	83
2011	$13.59586	$12.41710	85
2012	$12.41710	$13.73632	38
2013	$13.73632	$18.73448	38
2014	$18.73448	$19.77038	37
2015	$19.77038	$20.20416	37
2016	$20.20416	$20.11013	37
2017	$20.11013	$24.92703	37
2018	$24.92703	$23.37305	36
Invesco V.I. American Value Fund - Series I
2009	$8.74001	$11.86991	5,225
2010	$11.86991	$14.15620	3,965
2011	$14.15620	$13.93880	2,751
2012	$13.93880	$15.95125	2,569
2013	$15.95125	$20.89494	2,454
2014	$20.89494	$22.37283	2,404
2015	$22.37283	$19.83456	2,494
2016	$19.83456	$22.35029	2,122
2017	$22.35029	$23.98199	2,244
2018	$23.98199	$20.43776	1,568
Invesco V.I. American Value Fund - Series II
2009	$8.68917	$11.79685	696
2010	$11.79685	$14.06220	564
2011	$14.06220	$13.83316	561
2012	$13.83316	$15.79921	201
2013	$15.79921	$20.64427	249
2014	$20.64427	$22.04947	239
2015	$22.04947	$19.49801	230
2016	$19.49801	$21.91862	220
2017	$21.91862	$23.45869	212
2018	$23.45869	$19.94179	204
Invesco V.I. Comstock Fund - Series II
2009	$7.73927	$9.69533	1,265
2010	$9.69533	$10.94362	639
2011	$10.94362	$10.45201	650
2012	$10.45201	$12.12608	607
2013	$12.12608	$16.04823	519
2014	$16.04823	$17.08148	121
2015	$17.08148	$15.63228	123
2016	$15.63228	$17.84280	122
2017	$17.84280	$20.47089	192
2018	$20.47089	$17.50173	188
Invesco V.I. Equity and Income Fund - Series II
2009	$9.54236	$11.40312	0
2010	$11.40312	$12.46355	0
2011	$12.46355	$12.00201	0
2012	$12.00201	$13.15895	0
2013	$13.15895	$16.03283	0
2014	$16.03283	$17.01298	0
2015	$17.01298	$16.16872	0
2016	$16.16872	$18.11568	0
2017	$18.11568	$19.58263	0
2018	$19.58263	$17.24659	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.82956	$14.32334	5,524
2010	$14.32334	$15.67780	4,324
2011	$15.67780	$14.95006	4,197
2012	$14.95006	$16.67701	4,018
2013	$16.67701	$21.76445	3,910
2014	$21.76445	$23.34938	3,235
2015	$23.34938	$22.02490	3,130
2016	$22.02490	$25.66429	2,758
2017	$25.66429	$28.55816	6,638
2018	$28.55816	$24.07480	4,955
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.30638	$11.14657	2,959
2010	$11.14657	$13.84087	2,389
2011	$13.84087	$12.23970	2,261
2012	$12.23970	$13.32863	2,293
2013	$13.32863	$17.76337	2,231
2014	$17.76337	$18.66285	2,213
2015	$18.66285	$18.39711	2,128
2016	$18.39711	$18.05215	2,315
2017	$18.05215	$21.51547	2,246
2018	$21.51547	$19.75768	1,398
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.08514	$11.90471	9,688
2010	$11.90471	$13.04457	1,828
2011	$13.04457	$13.28488	2,838
2012	$13.28488	$14.58433	2,818
2013	$14.58433	$15.39136	3,011
2014	$15.39136	$15.66852	2,623
2015	$15.66852	$15.05215	2,619
2016	$15.05215	$16.46794	2,604
2017	$16.46794	$17.54944	2,204
2018	$17.54944	$16.43345	2,171
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.20642	$11.31474	2,907
2010	$11.31474	$13.13924	534
2011	$13.13924	$12.24372	531
2012	$12.24372	$13.20818	528
2013	$13.20818	$17.49397	1,244
2014	$17.49397	$18.28596	1,237
2015	$18.28596	$17.22539	1,230
2016	$17.22539	$19.45239	1,223
2017	$19.45239	$21.36841	702
2018	$21.36841	$19.14694	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.84268	$9.09721	7,677
2010	$9.09721	$10.42084	5,045
2011	$10.42084	$9.54882	6,675
2012	$9.54882	$10.44129	6,653
2013	$10.44129	$13.84350	6,610
2014	$13.84350	$14.53927	5,434
2015	$14.53927	$13.77835	4,597
2016	$13.77835	$15.74375	4,182
2017	$15.74375	$17.41833	3,268
2018	$17.41833	$15.60951	3,249

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.51708	$12.09400	1,896
2010	$12.09400	$14.50409	1,868
2011	$14.50409	$12.72892	1,550
2012	$12.72892	$14.16871	1,541
2013	$14.16871	$18.94858	1,534
2014	$18.94858	$19.60819	1,527
2015	$19.60819	$19.65060	1,521
2016	$19.65060	$19.40891	1,514
2017	$19.40891	$23.27811	1,005
2018	$23.27811	$22.05430	1,005
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.45163	$9.20462	5,457
2010	$9.20462	$11.26402	2,942
2011	$11.26402	$10.54877	2,988
2012	$10.54877	$11.78760	2,991
2013	$11.78760	$14.98692	2,950
2014	$14.98692	$16.30678	2,898
2015	$16.30678	$15.30632	2,853
2016	$15.30632	$17.38225	2,735
2017	$17.38225	$18.12001	2,288
2018	$18.12001	$15.01958	2,299
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.06583	$19.12454	129
2010	$19.12454	$20.47568	131
2011	$20.47568	$21.35271	124
2012	$21.35271	$24.55426	118
2013	$24.55426	$21.85739	309
2014	$21.85739	$21.94041	345
2015	$21.94041	$21.15339	341
2016	$21.15339	$22.82246	335
2017	$22.82246	$24.40450	332
2018	$24.40450	$22.13218	333
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.57857	$13.37166	0
2010	$13.37166	$14.87811	0
2011	$14.87811	$15.82951	448
2012	$15.82951	$17.85000	448
2013	$17.85000	$20.83862	838
2014	$20.83862	$21.24719	903
2015	$21.24719	$22.01440	899
2016	$22.01440	$22.64291	447
2017	$22.64291	$27.78436	1,329
2018	$27.78436	$26.62732	1,257
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.23322	$11.68292	2,547
2010	$11.68292	$14.00397	2,037
2011	$14.00397	$13.28062	1,062
2012	$13.28062	$14.81848	880
2013	$14.81848	$21.40723	762
2014	$21.40723	$22.21335	711
2015	$22.21335	$24.32386	632
2016	$24.32386	$23.34373	410
2017	$23.34373	$32.60741	387
2018	$32.60741	$34.21063	369

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.14456	$11.51113	1,115
2010	$11.51113	$13.76990	0
2011	$13.76990	$13.02610	0
2012	$13.02610	$14.49335	0
2013	$14.49335	$20.88807	0
2014	$20.88807	$21.61925	0
2015	$21.61925	$23.61609	0
2016	$23.61609	$22.59855	0
2017	$22.59855	$31.49455	0
2018	$31.49455	$32.96878	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.06636	$9.31356	0
2010	$9.31356	$12.01879	0
2011	$12.01879	$10.88469	0
2012	$10.88469	$11.51986	0
2013	$11.51986	$15.45178	0
2014	$15.45178	$15.35222	0
2015	$15.35222	$14.08037	0
2016	$14.08037	$12.52297	0
2017	$12.52297	$16.93658	0
2018	$16.93658	$18.26294	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.27357	$17.89272	1,675
2010	$17.89272	$22.61124	1,160
2011	$22.61124	$23.30982	734
2012	$23.30982	$26.29218	691
2013	$26.29218	$26.10000	822
2014	$26.10000	$32.95676	611
2015	$32.95676	$32.77076	574
2016	$32.77076	$34.06727	543
2017	$34.06727	$34.19618	563
2018	$34.19618	$30.70343	573
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.04820	$11.31865	13,401
2010	$11.31865	$12.05234	11,166
2011	$12.05234	$11.59731	7,947
2012	$11.59731	$12.87579	7,674
2013	$12.87579	$16.25850	8,577
2014	$16.25850	$18.26140	6,314
2015	$18.26140	$18.39801	4,963
2016	$18.39801	$17.51426	4,496
2017	$17.51426	$21.61997	3,386
2018	$21.61997	$19.83655	2,361
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.46238	$10.03911	3,070
2010	$10.03911	$11.03599	3,051
2011	$11.03599	$10.80861	3,048
2012	$10.80861	$11.82066	3,024
2013	$11.82066	$13.01233	2,990
2014	$13.01233	$13.71251	1,135
2015	$13.71251	$13.45378	404
2016	$13.45378	$13.77775	402
2017	$13.77775	$14.64714	2,325
2018	$14.64714	$13.49944	1,723

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.04457	$10.38022	4,533
2010	$10.38022	$12.87795	3,491
2011	$12.87795	$12.66942	3,184
2012	$12.66942	$14.35750	3,097
2013	$14.35750	$18.99750	3,021
2014	$18.99750	$19.55781	3,026
2015	$19.55781	$20.29177	2,775
2016	$20.29177	$20.20964	2,641
2017	$20.20964	$25.33172	2,512
2018	$25.33172	$23.15586	1,800
Oppenheimer Global Fund/VA - Service Shares
2009	$12.58519	$17.11007	2,198
2010	$17.11007	$19.31428	1,774
2011	$19.31428	$17.23691	1,763
2012	$17.23691	$20.33842	1,753
2013	$20.33842	$25.19811	1,820
2014	$25.19811	$25.08868	1,811
2015	$25.08868	$25.37535	1,800
2016	$25.37535	$24.71896	1,790
2017	$24.71896	$32.88133	1,779
2018	$32.88133	$27.78274	1,768
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.89261	$13.73834	9,808
2010	$13.73834	$15.38326	8,387
2011	$15.38326	$15.10630	8,316
2012	$15.10630	$16.67468	7,066
2013	$16.67468	$16.20810	7,747
2014	$16.20810	$16.20661	5,655
2015	$16.20661	$15.41713	5,606
2016	$15.41713	$15.98441	5,568
2017	$15.98441	$16.53885	5,524
2018	$16.53885	$15.40321	5,536
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.38817	$11.72307	18,782
2010	$11.72307	$13.24729	12,003
2011	$13.24729	$12.88407	10,237
2012	$12.88407	$14.65668	8,283
2013	$14.65668	$18.79479	8,705
2014	$18.79479	$20.24331	7,510
2015	$20.24331	$20.36296	4,942
2016	$20.36296	$22.11224	4,616
2017	$22.11224	$25.16639	10,577
2018	$25.16639	$22.56455	7,484
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.79623	$15.75292	5,637
2010	$15.75292	$18.91240	3,324
2011	$18.91240	$18.01213	2,288
2012	$18.01213	$20.67663	1,478
2013	$20.67663	$28.36725	1,572
2014	$28.36725	$30.90057	1,533
2015	$30.90057	$28.30940	1,548
2016	$28.30940	$32.50187	1,447
2017	$32.50187	$36.12661	1,102
2018	$36.12661	$31.53105	321

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.22339	$6.62099	1,488
2010	$6.62099	$7.18818	211
2011	$7.18818	$7.56933	192
2012	$7.56933	$8.13546	211
2013	$8.13546	$7.90678	240
2014	$7.90678	$8.24810	246
2015	$8.24810	$8.10348	234
2016	$8.10348	$8.14758	236
2017	$8.14758	$8.29836	0
2018	$8.29836	$7.98998	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.02047	1,874
2010	$12.02047	$13.20579	943
2011	$13.20579	$13.13180	595
2012	$13.13180	$15.28376	3,665
2013	$15.28376	$19.74456	3,534
2014	$19.74456	$21.70161	3,195
2015	$21.70161	$20.52782	2,060
2016	$20.52782	$22.76104	4,412
2017	$22.76104	$26.37949	6,732
2018	$26.37949	$23.55155	6,032
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.99360	$9.79711	1,804
2010	$9.79711	$10.59293	1,485
2011	$10.59293	$10.62126	1,232
2012	$10.62126	$11.66030	1,136
2013	$11.66030	$13.43433	1,113
2014	$13.43433	$14.50604	1,725
2015	$14.50604	$13.99209	997
2016	$13.99209	$14.74521	973
2017	$14.74521	$16.55880	886
2018	$16.55880	$15.64751	859
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.86604	$13.01413	513
2010	$13.01413	$14.56189	489
2011	$14.56189	$14.14791	1,510
2012	$14.14791	$15.76160	1,514
2013	$15.76160	$18.37465	1,524
2014	$18.37465	$19.61554	1,499
2015	$19.61554	$19.17000	1,490
2016	$19.17000	$19.95916	422
2017	$19.95916	$22.46297	74
2018	$22.46297	$20.32444	76
Putnam VT Global Health Care Fund - Class IB
2009	$10.19305	$12.53022	8
2010	$12.53022	$12.52622	8
2011	$12.52622	$12.07727	8
2012	$12.07727	$14.40559	8
2013	$14.40559	$19.90999	8
2014	$19.90999	$24.79389	8
2015	$24.79389	$26.07243	8
2016	$26.07243	$22.55017	8
2017	$22.55017	$25.37051	8
2018	$25.37051	$24.60487	8

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.25342	$18.07077	0
2010	$18.07077	$17.95326	0
2011	$17.95326	$16.56900	0
2012	$16.56900	$16.97828	0
2013	$16.97828	$18.85259	0
2014	$18.85259	$21.07435	0
2015	$21.07435	$18.52137	0
2016	$18.52137	$18.42798	0
2017	$18.42798	$21.96825	0
2018	$21.96825	$21.33192	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.01423	$9.79019	28,478
2010	$9.79019	$9.55489	16,133
2011	$9.55489	$9.32343	12,614
2012	$9.32343	$9.09624	11,291
2013	$9.09624	$8.87518	7,337
2014	$8.87518	$8.65949	3,989
2015	$8.65949	$8.44904	12,891
2016	$8.44904	$8.24432	15,221
2017	$8.24432	$8.06430	17,776
2018	$8.06430	$7.96054	16,359
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04461	5,738
2017	$10.04461	$12.83051	13,558
2018	$12.83051	$12.81558	9,287
Putnam VT High Yield Fund - Class IB
2009	$11.21252	$16.42890	2,683
2010	$16.42890	$18.27890	1,113
2011	$18.27890	$18.14691	595
2012	$18.14691	$20.53726	530
2013	$20.53726	$21.61007	822
2014	$21.61007	$21.41137	876
2015	$21.41137	$19.77083	870
2016	$19.77083	$22.28910	823
2017	$22.28910	$23.26744	810
2018	$23.26744	$21.77708	803
Putnam VT Income Fund - Class IB
2009	$8.19752	$11.72908	8,718
2010	$11.72908	$12.57242	7,591
2011	$12.57242	$12.87991	7,466
2012	$12.87991	$13.91481	5,050
2013	$13.91481	$13.82938	5,752
2014	$13.82938	$14.36306	4,465
2015	$14.36306	$13.80820	4,420
2016	$13.80820	$13.74156	4,389
2017	$13.74156	$14.15901	4,639
2018	$14.15901	$13.84162	4,561

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.87854	$14.44334	2,966
2010	$14.44334	$15.50403	2,513
2011	$15.50403	$12.56460	2,420
2012	$12.56460	$14.94373	2,328
2013	$14.94373	$18.67186	2,232
2014	$18.67186	$16.98151	2,272
2015	$16.98151	$16.59033	1,186
2016	$16.59033	$15.78947	1,169
2017	$15.78947	$19.50258	290
2018	$19.50258	$15.39007	279
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.12809	$11.65038	0
2010	$11.65038	$12.94845	0
2011	$12.94845	$12.63855	0
2012	$12.63855	$14.40454	0
2013	$14.40454	$18.98942	0
2014	$18.98942	$21.10370	0
2015	$21.10370	$20.14045	0
2016	$20.14045	$22.01866	0
2017	$22.01866	$26.39678	0
2018	$26.39678	$23.78711	0
Putnam VT Research Fund - Class IB
2009	$8.93049	$11.60402	0
2010	$11.60402	$13.17512	0
2011	$13.17512	$12.62969	0
2012	$12.62969	$14.52858	0
2013	$14.52858	$18.90311	0
2014	$18.90311	$21.18248	0
2015	$21.18248	$20.34626	0
2016	$20.34626	$21.85228	0
2017	$21.85228	$26.30144	0
2018	$26.30144	$24.45127	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.10647	$13.02857	4,495
2010	$13.02857	$15.19687	5,247
2011	$15.19687	$14.07312	4,553
2012	$14.07312	$16.02996	4,281
2013	$16.02996	$21.33791	4,079
2014	$21.33791	$23.62550	3,798
2015	$23.62550	$22.98218	3,591
2016	$22.98218	$24.16952	3,116
2017	$24.16952	$30.47664	2,825
2018	$30.47664	$29.27954	1,441
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option,
added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.35

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.51387	$8.60009	0
2010	$8.60009	$9.80061	0
2011	$9.80061	$9.28621	0
2012	$9.28621	$10.51055	0
2013	$10.51055	$13.41448	0
2014	$13.41448	$14.59746	0
2015	$14.59746	$14.28577	0
2016	$14.28577	$15.00026	0
2017	$15.00026	$17.77899	0
2018	$17.77899	$16.17726	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.00856	$9.67491	0
2010	$9.67491	$10.61231	0
2011	$10.61231	$10.29915	0
2012	$10.29915	$11.19956	0
2013	$11.19956	$12.35557	0
2014	$12.35557	$12.54884	0
2015	$12.54884	$12.16521	0
2016	$12.16521	$12.47723	0
2017	$12.47723	$13.71932	0
2018	$13.71932	$12.80143	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.31486	$9.16431	0
2010	$9.16431	$10.21154	0
2011	$10.21154	$9.82915	0
2012	$9.82915	$10.83097	0
2013	$10.83097	$12.20636	0
2014	$12.20636	$12.44300	0
2015	$12.44300	$12.07127	0
2016	$12.07127	$12.44824	0
2017	$12.44824	$14.10777	0
2018	$14.10777	$12.91412	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.80398	$8.69869	0
2010	$8.69869	$9.82511	0
2011	$9.82511	$9.30511	0
2012	$9.30511	$10.44495	0
2013	$10.44495	$12.35910	0
2014	$12.35910	$12.61651	0
2015	$12.61651	$12.23089	0
2016	$12.23089	$12.68092	0
2017	$12.68092	$14.91956	0
2018	$14.91956	$13.36978	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.23814	$10.32164	0
2010	$10.32164	$10.78935	0
2011	$10.78935	$10.66205	0
2012	$10.66205	$11.04081	0
2013	$11.04081	$11.32089	0
2014	$11.32089	$11.42373	0
2015	$11.42373	$11.07011	0
2016	$11.07011	$11.23983	0
2017	$11.23983	$11.87238	0
2018	$11.87238	$11.30804	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$16.95029	0
2016	$16.95029	$16.53138	0
2017	$16.53138	$21.62266	0
2018	$21.62266	$23.64734	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.75004	$8.30882	0
2010	$8.30882	$9.29071	0
2011	$9.29071	$9.21677	0
2012	$9.21677	$10.38624	0
2013	$10.38624	$13.35260	0
2014	$13.35260	$14.74277	0
2015	$14.74277	$14.52385	0
2016	$14.52385	$15.79554	0
2017	$15.79554	$18.69381	0
2018	$18.69381	$17.35758	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.49224	$8.84266	0
2010	$8.84266	$11.08068	0
2011	$11.08068	$9.62761	0
2012	$9.62761	$10.74886	0
2013	$10.74886	$14.23372	0
2014	$14.23372	$14.70888	0
2015	$14.70888	$14.10174	0
2016	$14.10174	$15.38334	0
2017	$15.38334	$18.07548	0
2018	$18.07548	$15.01426	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.74836	$12.02370	0
2010	$12.02370	$13.67310	0
2011	$13.67310	$13.64716	0
2012	$13.64716	$14.92648	0
2013	$14.92648	$18.85436	0
2014	$18.85436	$20.05425	0
2015	$20.05425	$19.36714	0
2016	$19.36714	$21.07050	0
2017	$21.07050	$23.79621	0
2018	$23.79621	$22.13034	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.83448	$11.67506	0
2010	$11.67506	$12.82071	0
2011	$12.82071	$12.79373	0
2012	$12.79373	$14.04555	0
2013	$14.04555	$15.59729	0
2014	$15.59729	$15.90278	0
2015	$15.90278	$14.40542	0
2016	$14.40542	$16.00958	0
2017	$16.00958	$17.11579	0
2018	$17.11579	$15.96359	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.38372	$9.33574	0
2010	$9.33574	$10.15327	0
2011	$10.15327	$9.74684	0
2012	$9.74684	$10.67385	0
2013	$10.67385	$13.38172	0
2014	$13.38172	$14.66698	0
2015	$14.66698	$15.09833	0
2016	$15.09833	$14.45208	0
2017	$14.45208	$18.04785	0
2018	$18.04785	$17.33175	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.31942	$9.99866	0
2010	$9.99866	$10.91022	0
2011	$10.91022	$10.31890	0
2012	$10.31890	$11.39954	0
2013	$11.39954	$14.17830	0
2014	$14.17830	$14.60698	0
2015	$14.60698	$13.71625	0
2016	$13.71625	$14.99657	0
2017	$14.99657	$15.87561	0
2018	$15.87561	$13.73704	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.61124	$13.03561	0
2010	$13.03561	$14.12702	0
2011	$14.12702	$13.62540	0
2012	$13.62540	$15.16993	0
2013	$15.16993	$18.96321	0
2014	$18.96321	$19.79781	0
2015	$19.79781	$18.34233	0
2016	$18.34233	$20.74859	0
2017	$20.74859	$21.91414	0
2018	$21.91414	$19.42164	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.07204	$16.45437	0
2010	$16.45437	$20.56284	0
2011	$20.56284	$19.28789	0
2012	$19.28789	$22.25330	0
2013	$22.25330	$29.54792	0
2014	$29.54792	$28.96166	0
2015	$28.96166	$26.14080	0
2016	$26.14080	$33.17040	0
2017	$33.17040	$35.77877	0
2018	$35.77877	$30.38051	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.00723	$15.40231	0
2010	$15.40231	$19.15823	0
2011	$19.15823	$17.77044	0
2012	$17.77044	$19.19715	0
2013	$19.19715	$25.84865	0
2014	$25.84865	$27.07440	0
2015	$27.07440	$25.68539	0
2016	$25.68539	$26.07867	0
2017	$26.07867	$30.86176	0
2018	$30.86176	$28.46294	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.22822	$11.28173	0
2010	$11.28173	$11.57615	0
2011	$11.57615	$11.92386	0
2012	$11.92386	$11.83950	0
2013	$11.83950	$11.28047	0
2014	$11.28047	$11.36600	0
2015	$11.36600	$11.12986	0
2016	$11.12986	$10.91993	0
2017	$10.91993	$10.78728	0
2018	$10.78728	$10.54909	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.24120	$30.68369	0
2010	$30.68369	$35.16447	0
2011	$35.16447	$28.83810	0
2012	$28.83810	$31.80295	0
2013	$31.80295	$30.70929	0
2014	$30.70929	$27.41750	0
2015	$27.41750	$21.48231	0
2016	$21.48231	$24.59043	0
2017	$24.59043	$33.65788	0
2018	$33.65788	$27.62207	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$12.94341	$17.28750	0
2010	$17.28750	$18.26520	0
2011	$18.26520	$15.90868	0
2012	$15.90868	$18.33051	0
2013	$18.33051	$21.96893	0
2014	$21.96893	$19.02725	0
2015	$19.02725	$17.33974	0
2016	$17.33974	$18.11317	0
2017	$18.11317	$20.60430	0
2018	$20.60430	$16.98037	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.61454	$19.21782	0
2010	$19.21782	$21.43615	0
2011	$21.43615	$20.71105	0
2012	$20.71105	$23.22470	0
2013	$23.22470	$23.00357	0
2014	$23.00357	$22.83022	0
2015	$22.83022	$21.29235	0
2016	$21.29235	$21.36286	0
2017	$21.36286	$21.22551	0
2018	$21.22551	$21.08792	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.16442	$11.56604	0
2010	$11.56604	$13.47806	0
2011	$13.47806	$12.29692	0
2012	$12.29692	$13.58940	0
2013	$13.58940	$18.51512	0
2014	$18.51512	$19.51887	0
2015	$19.51887	$19.92669	0
2016	$19.92669	$19.81368	0
2017	$19.81368	$24.53480	0
2018	$24.53480	$22.98194	0
Invesco V.I. American Value Fund - Series I
2009	$8.69825	$11.80108	0
2010	$11.80108	$14.05970	0
2011	$14.05970	$13.82961	0
2012	$13.82961	$15.81004	0
2013	$15.81004	$20.68877	0
2014	$20.68877	$22.12936	0
2015	$22.12936	$19.59861	0
2016	$19.59861	$22.06184	0
2017	$22.06184	$23.64862	0
2018	$23.64862	$20.13321	0
Invesco V.I. American Value Fund - Series II
2009	$8.64766	$11.72847	0
2010	$11.72847	$13.96636	0
2011	$13.96636	$13.72482	0
2012	$13.72482	$15.65936	0
2013	$15.65936	$20.44058	0
2014	$20.44058	$21.80953	0
2015	$21.80953	$19.26605	0
2016	$19.26605	$21.63572	0
2017	$21.63572	$23.13254	0
2018	$23.13254	$19.64461	0
Invesco V.I. Comstock Fund - Series II
2009	$7.70229	$9.63911	0
2010	$9.63911	$10.86902	0
2011	$10.86902	$10.37015	0
2012	$10.37015	$12.01875	0
2013	$12.01875	$15.88989	0
2014	$15.88989	$16.89562	0
2015	$16.89562	$15.44633	0
2016	$15.44633	$17.61253	0
2017	$17.61253	$20.18633	0
2018	$20.18633	$17.24093	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.49676	$11.33701	0
2010	$11.33701	$12.37859	0
2011	$12.37859	$11.90800	0
2012	$11.90800	$13.04246	0
2013	$13.04246	$15.87462	0
2014	$15.87462	$16.82783	0
2015	$16.82783	$15.97636	0
2016	$15.97636	$17.88187	0
2017	$17.88187	$19.31038	0
2018	$19.31038	$16.98958	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.75117	$14.21383	0
2010	$14.21383	$15.54199	0
2011	$15.54199	$14.80539	0
2012	$14.80539	$16.49866	0
2013	$16.49866	$21.50962	0
2014	$21.50962	$23.05235	0
2015	$23.05235	$21.72241	0
2016	$21.72241	$25.28596	0
2017	$25.28596	$28.10879	0
2018	$28.10879	$23.67196	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.27145	$11.08191	0
2010	$11.08191	$13.74651	0
2011	$13.74651	$12.14381	0
2012	$12.14381	$13.21062	0
2013	$13.21062	$17.58807	0
2014	$17.58807	$18.45973	0
2015	$18.45973	$18.17823	0
2016	$18.17823	$17.81913	0
2017	$17.81913	$21.21633	0
2018	$21.21633	$19.46323	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.04565	$11.84082	0
2010	$11.84082	$12.96127	0
2011	$12.96127	$13.18655	0
2012	$13.18655	$14.46150	0
2013	$14.46150	$15.24607	0
2014	$15.24607	$15.50472	0
2015	$15.50472	$14.87952	0
2016	$14.87952	$16.26243	0
2017	$16.26243	$17.31295	0
2018	$17.31295	$16.19557	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.16638	$11.25400	0
2010	$11.25400	$13.05533	0
2011	$13.05533	$12.15309	0
2012	$12.15309	$13.09693	0
2013	$13.09693	$17.32887	0
2014	$17.32887	$18.09482	0
2015	$18.09482	$17.02786	0
2016	$17.02786	$19.20968	0
2017	$19.20968	$21.08050	0
2018	$21.08050	$18.86981	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.80857	$9.04834	0
2010	$9.04834	$10.35425	0
2011	$10.35425	$9.47809	0
2012	$9.47809	$10.35331	0
2013	$10.35331	$13.71280	0
2014	$13.71280	$14.38722	0
2015	$14.38722	$13.62029	0
2016	$13.62029	$15.54724	0
2017	$15.54724	$17.18356	0
2018	$17.18356	$15.38350	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.48003	$12.02906	0
2010	$12.02906	$14.41144	0
2011	$14.41144	$12.63465	0
2012	$12.63465	$14.04932	0
2013	$14.04932	$18.76967	0
2014	$18.76967	$19.40314	0
2015	$19.40314	$19.42517	0
2016	$19.42517	$19.16662	0
2017	$19.16662	$22.96433	0
2018	$22.96433	$21.73497	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.41923	$9.15521	0
2010	$9.15521	$11.19209	0
2011	$11.19209	$10.47067	0
2012	$10.47067	$11.68831	0
2013	$11.68831	$14.84545	0
2014	$14.84545	$16.13629	0
2015	$16.13629	$15.13076	0
2016	$15.13076	$17.16533	0
2017	$17.16533	$17.87583	0
2018	$17.87583	$14.80216	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$14.96604	$18.97842	0
2010	$18.97842	$20.29842	0
2011	$20.29842	$21.14622	0
2012	$21.14622	$24.29182	0
2013	$24.29182	$21.60159	0
2014	$21.60159	$21.66140	0
2015	$21.66140	$20.86298	0
2016	$20.86298	$22.48613	0
2017	$22.48613	$24.02059	0
2018	$24.02059	$21.76193	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.52447	$13.28965	0
2010	$13.28965	$14.77172	0
2011	$14.77172	$15.70023	0
2012	$15.70023	$17.68603	0
2013	$17.68603	$20.62606	0
2014	$20.62606	$21.00890	0
2015	$21.00890	$21.74520	0
2016	$21.74520	$22.34319	0
2017	$22.34319	$27.38893	0
2018	$27.38893	$26.22173	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.19864	$11.61518	0
2010	$11.61518	$13.90853	0
2011	$13.90853	$13.17661	0
2012	$13.17661	$14.68730	0
2013	$14.68730	$21.19599	0
2014	$21.19599	$21.97162	0
2015	$21.97162	$24.03451	0
2016	$24.03451	$23.04246	0
2017	$23.04246	$32.15415	0
2018	$32.15415	$33.70088	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.11043	$11.44439	0
2010	$11.44439	$13.67605	0
2011	$13.67605	$12.92409	0
2012	$12.92409	$14.36506	0
2013	$14.36506	$20.68200	0
2014	$20.68200	$21.38402	0
2015	$21.38402	$23.33519	0
2016	$23.33519	$22.30693	0
2017	$22.30693	$31.05679	0
2018	$31.05679	$32.47756	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.04972	$9.27849	0
2010	$9.27849	$11.96130	0
2011	$11.96130	$10.82154	0
2012	$10.82154	$11.44125	0
2013	$11.44125	$15.33062	0
2014	$15.33062	$15.21623	0
2015	$15.21623	$13.94133	0
2016	$13.94133	$12.38662	0
2017	$12.38662	$16.73531	0
2018	$16.73531	$18.02760	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.17898	$17.75589	0
2010	$17.75589	$22.41537	0
2011	$22.41537	$23.08428	0
2012	$23.08428	$26.01103	0
2013	$26.01103	$25.79443	0
2014	$25.79443	$32.53757	0
2015	$32.53757	$32.32077	0
2016	$32.32077	$33.56517	0
2017	$33.56517	$33.65819	0
2018	$33.65819	$30.18973	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.00155	$11.24149	0
2010	$11.24149	$11.95792	0
2011	$11.95792	$11.49467	0
2012	$11.49467	$12.74873	0
2013	$12.74873	$16.08157	0
2014	$16.08157	$18.04416	0
2015	$18.04416	$18.16052	0
2016	$18.16052	$17.27051	0
2017	$17.27051	$21.29759	0
2018	$21.29759	$19.52096	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.40629	$9.96235	0
2010	$9.96235	$10.94040	0
2011	$10.94040	$10.70403	0
2012	$10.70403	$11.69426	0
2013	$11.69426	$12.85999	0
2014	$12.85999	$13.53808	0
2015	$13.53808	$13.26902	0
2016	$13.26902	$13.57466	0
2017	$13.57466	$14.41666	0
2018	$14.41666	$13.27355	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$7.99124	$10.30086	0
2010	$10.30086	$12.76640	0
2011	$12.76640	$12.54682	0
2012	$12.54682	$14.20396	0
2013	$14.20396	$18.77511	0
2014	$18.77511	$19.30904	0
2015	$19.30904	$20.01313	0
2016	$20.01313	$19.91174	0
2017	$19.91174	$24.93316	0
2018	$24.93316	$22.76842	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.50179	$16.97927	0
2010	$16.97927	$19.14701	0
2011	$19.14701	$17.07014	0
2012	$17.07014	$20.12095	0
2013	$20.12095	$24.90315	0
2014	$24.90315	$24.76958	0
2015	$24.76958	$25.02692	0
2016	$25.02692	$24.35462	0
2017	$24.35462	$32.36402	0
2018	$32.36402	$27.31791	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.81381	$13.63333	0
2010	$13.63333	$15.25005	0
2011	$15.25005	$14.96018	0
2012	$14.96018	$16.49641	0
2013	$16.49641	$16.01839	0
2014	$16.01839	$16.00050	0
2015	$16.00050	$15.20546	0
2016	$15.20546	$15.74881	0
2017	$15.74881	$16.27864	0
2018	$16.27864	$15.14549	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.32595	$11.63344	0
2010	$11.63344	$13.13255	0
2011	$13.13255	$12.75941	0
2012	$12.75941	$14.49996	0
2013	$14.49996	$18.57477	0
2014	$18.57477	$19.98582	0
2015	$19.98582	$20.08334	0
2016	$20.08334	$21.78631	0
2017	$21.78631	$24.77044	0
2018	$24.77044	$22.18701	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.71806	$15.63248	0
2010	$15.63248	$18.74859	0
2011	$18.74859	$17.83784	0
2012	$17.83784	$20.45553	0
2013	$20.45553	$28.03517	0
2014	$28.03517	$30.50753	0
2015	$30.50753	$27.92066	0
2016	$27.92066	$32.02280	0
2017	$32.02280	$35.55820	0
2018	$35.55820	$31.00347	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.19632	$6.58544	0
2010	$6.58544	$7.14225	0
2011	$7.14225	$7.51328	0
2012	$7.51328	$8.06691	0
2013	$8.06691	$7.83213	0
2014	$7.83213	$8.16186	0
2015	$8.16186	$8.01053	0
2016	$8.01053	$8.04590	0
2017	$8.04590	$8.18652	0
2018	$8.18652	$7.87431	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$11.92856	0
2010	$11.92856	$13.09139	0
2011	$13.09139	$13.00472	0
2012	$13.00472	$15.12029	0
2013	$15.12029	$19.51337	0
2014	$19.51337	$21.42554	0
2015	$21.42554	$20.24590	0
2016	$20.24590	$22.42551	0
2017	$22.42551	$25.96441	0
2018	$25.96441	$23.15747	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.94061	$9.72221	0
2010	$9.72221	$10.50117	0
2011	$10.50117	$10.51848	0
2012	$10.51848	$11.53562	0
2013	$11.53562	$13.27705	0
2014	$13.27705	$14.32153	0
2015	$14.32153	$13.79996	0
2016	$13.79996	$14.52787	0
2017	$14.52787	$16.29826	0
2018	$16.29826	$15.38570	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.80066	$12.91464	0
2010	$12.91464	$14.43577	0
2011	$14.43577	$14.01103	0
2012	$14.01103	$15.59309	0
2013	$15.59309	$18.15957	0
2014	$18.15957	$19.36608	0
2015	$19.36608	$18.90681	0
2016	$18.90681	$19.66502	0
2017	$19.66502	$22.10962	0
2018	$22.10962	$19.98444	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.12548	$12.43441	0
2010	$12.43441	$12.41770	0
2011	$12.41770	$11.96039	0
2012	$11.96039	$14.25152	0
2013	$14.25152	$19.67689	0
2014	$19.67689	$24.47853	0
2015	$24.47853	$25.71441	0
2016	$25.71441	$22.21776	0
2017	$22.21776	$24.97132	0
2018	$24.97132	$24.19318	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.13917	$17.93272	0
2010	$17.93272	$17.79785	0
2011	$17.79785	$16.40876	0
2012	$16.40876	$16.79681	0
2013	$16.79681	$18.63197	0
2014	$18.63197	$20.80639	0
2015	$20.80639	$18.26710	0
2016	$18.26710	$18.15642	0
2017	$18.15642	$21.62269	0
2018	$21.62269	$20.97509	0
Putnam VT Government Money Market Fund - Class IB
2009	$9.94789	$9.71536	0
2010	$9.71536	$9.47213	0
2011	$9.47213	$9.23323	0
2012	$9.23323	$8.99897	0
2013	$8.99897	$8.77128	0
2014	$8.77128	$8.54934	0
2015	$8.54934	$8.33302	0
2016	$8.33302	$8.12280	0
2017	$8.12280	$7.93742	0
2018	$7.93742	$7.82735	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04343	0
2017	$10.04343	$12.81607	0
2018	$12.81607	$12.78818	0
Putnam VT High Yield Fund - Class IB
2009	$11.13823	$16.30333	0
2010	$16.30333	$18.12059	0
2011	$18.12059	$17.97135	0
2012	$17.97135	$20.31767	0
2013	$20.31767	$21.35711	0
2014	$21.35711	$21.13904	0
2015	$21.13904	$19.49935	0
2016	$19.49935	$21.96058	0
2017	$21.96058	$22.90137	0
2018	$22.90137	$21.41275	0
Putnam VT Income Fund - Class IB
2009	$8.14321	$11.63943	0
2010	$11.63943	$12.46355	0
2011	$12.46355	$12.75533	0
2012	$12.75533	$13.76607	0
2013	$13.76607	$13.66751	0
2014	$13.66751	$14.18041	0
2015	$14.18041	$13.61862	0
2016	$13.61862	$13.53905	0
2017	$13.53905	$13.93627	0
2018	$13.93627	$13.61007	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.79984	$14.33293	0
2010	$14.33293	$15.36978	0
2011	$15.36978	$12.44303	0
2012	$12.44303	$14.78394	0
2013	$14.78394	$18.45328	0
2014	$18.45328	$16.76551	0
2015	$16.76551	$16.36251	0
2016	$16.36251	$15.55674	0
2017	$15.55674	$19.19575	0
2018	$19.19575	$15.13257	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.06758	$11.56129	0
2010	$11.56129	$12.83629	0
2011	$12.83629	$12.51627	0
2012	$12.51627	$14.25052	0
2013	$14.25052	$18.76714	0
2014	$18.76714	$20.83530	0
2015	$20.83530	$19.86391	0
2016	$19.86391	$21.69413	0
2017	$21.69413	$25.98148	0
2018	$25.98148	$23.38914	0
Putnam VT Research Fund - Class IB
2009	$8.87129	$11.51530	0
2010	$11.51530	$13.06099	0
2011	$13.06099	$12.50746	0
2012	$12.50746	$14.37321	0
2013	$14.37321	$18.68180	0
2014	$18.68180	$20.91303	0
2015	$20.91303	$20.06685	0
2016	$20.06685	$21.53016	0
2017	$21.53016	$25.88761	0
2018	$25.88761	$24.04214	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.03947	$12.92894	0
2010	$12.92894	$15.06522	0
2011	$15.06522	$13.93692	0
2012	$13.93692	$15.85852	0
2013	$15.85852	$21.08809	0
2014	$21.08809	$23.32498	0
2015	$23.32498	$22.66658	0
2016	$22.66658	$23.81326	0
2017	$23.81326	$29.99714	0
2018	$29.99714	$28.78966	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, either added prior to May 1, 2003, or the Enhanced Beneficiary Protection
(Annual Increase) Option
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.62188	$8.79652	4,300
2010	$8.79652	$10.08610	4,041
2011	$10.08610	$9.61544	0
2012	$9.61544	$10.95033	0
2013	$10.95033	$14.06173	0
2014	$14.06173	$15.39599	0
2015	$15.39599	$15.16001	0
2016	$15.16001	$16.01594	0
2017	$16.01594	$19.09759	0
2018	$19.09759	$17.48263	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.14128	$9.89577	0
2010	$9.89577	$10.92134	0
2011	$10.92134	$10.66416	0
2012	$10.66416	$11.66803	0
2013	$11.66803	$12.95161	0
2014	$12.95161	$13.23518	0
2015	$13.23518	$12.90958	0
2016	$12.90958	$13.32195	0
2017	$13.32195	$14.73672	0
2018	$14.73672	$13.83427	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.43611	$9.37354	0
2010	$9.37354	$10.50891	0
2011	$10.50891	$10.17752	0
2012	$10.17752	$11.28404	0
2013	$11.28404	$12.79521	0
2014	$12.79521	$13.12356	0
2015	$13.12356	$12.80988	0
2016	$12.80988	$13.29101	0
2017	$13.29101	$15.15398	0
2018	$15.15398	$13.95607	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.91677	$8.89733	0
2010	$8.89733	$10.11126	0
2011	$10.11126	$9.63496	0
2012	$9.63496	$10.88195	0
2013	$10.88195	$12.95541	0
2014	$12.95541	$13.30666	0
2015	$13.30666	$12.97940	0
2016	$12.97940	$13.53958	0
2017	$13.53958	$16.02612	0
2018	$16.02612	$14.44864	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.39117	$10.55718	0
2010	$10.55718	$11.10346	0
2011	$11.10346	$11.03983	0
2012	$11.03983	$11.50255	0
2013	$11.50255	$11.86694	0
2014	$11.86694	$12.04846	0
2015	$12.04846	$11.74740	0
2016	$11.74740	$12.00072	0
2017	$12.00072	$12.75277	0
2018	$12.75277	$12.22035	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.98751	0
2016	$17.98751	$17.65066	0
2017	$17.65066	$23.22619	0
2018	$23.22619	$25.55525	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.86195	$8.49857	0
2010	$8.49857	$9.56133	0
2011	$9.56133	$9.54351	0
2012	$9.54351	$10.82076	0
2013	$10.82076	$13.99680	0
2014	$13.99680	$15.54915	0
2015	$15.54915	$15.41256	0
2016	$15.41256	$16.86494	0
2017	$16.86494	$20.08010	0
2018	$20.08010	$18.75804	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.59989	$9.04459	2,440
2010	$9.04459	$11.40341	2,294
2011	$11.40341	$9.96893	0
2012	$9.96893	$11.19861	0
2013	$11.19861	$14.92048	0
2014	$14.92048	$15.51351	0
2015	$15.51351	$14.96475	0
2016	$14.96475	$16.42499	0
2017	$16.42499	$19.41610	0
2018	$19.41610	$16.22584	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.11886	$12.55750	5,299
2010	$12.55750	$14.36794	5,281
2011	$14.36794	$14.42878	5,227
2012	$14.42878	$15.87874	5,221
2013	$15.87874	$20.18059	4,166
2014	$20.18059	$21.59701	383
2015	$21.59701	$20.98547	378
2016	$20.98547	$22.97128	368
2017	$22.97128	$26.09977	0
2018	$26.09977	$24.42008	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.09134	$12.08840	523
2010	$12.08840	$13.35626	526
2011	$13.35626	$13.41000	522
2012	$13.41000	$14.81296	528
2013	$14.81296	$16.55073	521
2014	$16.55073	$16.97878	519
2015	$16.97878	$15.47482	0
2016	$15.47482	$17.30360	0
2017	$17.30360	$18.61112	0
2018	$18.61112	$17.46369	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.57888	$9.64147	15,683
2010	$9.64147	$10.55026	13,816
2011	$10.55026	$10.19018	12,054
2012	$10.19018	$11.22822	9,407
2013	$11.22822	$14.16334	7,559
2014	$14.16334	$15.61922	5,243
2015	$15.61922	$16.17756	4,051
2016	$16.17756	$15.58020	3,814
2017	$15.58020	$19.57427	3,541
2018	$19.57427	$18.91181	2,733
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.45727	$10.22687	0
2010	$10.22687	$11.22787	0
2011	$11.22787	$10.68459	0
2012	$10.68459	$11.87635	0
2013	$11.87635	$14.86219	0
2014	$14.86219	$15.40580	0
2015	$15.40580	$14.55546	0
2016	$14.55546	$16.01181	0
2017	$16.01181	$17.05288	0
2018	$17.05288	$14.84536	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$11.01455	$13.61434	1,579
2010	$13.61434	$14.84495	1,261
2011	$14.84495	$14.40583	746
2012	$14.40583	$16.13778	707
2013	$16.13778	$20.29715	662
2014	$20.29715	$21.32094	642
2015	$21.32094	$19.87514	640
2016	$19.87514	$22.62048	597
2017	$22.62048	$24.03570	338
2018	$24.03570	$21.43131	328
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.56884	$17.18495	1,141
2010	$17.18495	$21.60786	560
2011	$21.60786	$20.39267	470
2012	$20.39267	$23.67307	413
2013	$23.67307	$31.62646	260
2014	$31.62646	$31.18988	174
2015	$31.18988	$28.32539	157
2016	$28.32539	$36.16296	120
2017	$36.16296	$39.24261	104
2018	$39.24261	$33.52425	88

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.42560	$16.08613	0
2010	$16.08613	$20.13182	0
2011	$20.13182	$18.78828	0
2012	$18.78828	$20.42198	0
2013	$20.42198	$27.66698	0
2014	$27.66698	$29.15741	0
2015	$29.15741	$27.83189	0
2016	$27.83189	$28.43152	0
2017	$28.43152	$33.84959	0
2018	$33.84959	$31.40823	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.55459	$11.68111	652
2010	$11.68111	$12.05972	620
2011	$12.05972	$12.49821	581
2012	$12.49821	$12.48639	587
2013	$12.48639	$11.97006	0
2014	$11.97006	$12.13506	0
2015	$12.13506	$11.95610	0
2016	$11.95610	$11.80259	0
2017	$11.80259	$11.72977	0
2018	$11.72977	$11.54042	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.93433	$32.04550	259
2010	$32.04550	$36.95084	258
2011	$36.95084	$30.48941	257
2012	$30.48941	$33.83154	256
2013	$33.83154	$32.86926	255
2014	$32.86926	$29.52671	208
2015	$29.52671	$23.27761	207
2016	$23.27761	$26.80892	206
2017	$26.80892	$36.91608	205
2018	$36.91608	$30.48016	205
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.43523	$18.05482	7,065
2010	$18.05482	$19.19322	6,204
2011	$19.19322	$16.81980	5,638
2012	$16.81980	$19.49991	5,213
2013	$19.49991	$23.51419	4,658
2014	$23.51419	$20.49109	3,951
2015	$20.49109	$18.78881	3,537
2016	$18.78881	$19.74735	3,295
2017	$19.74735	$22.59907	3,125
2018	$22.59907	$18.73749	2,810
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.24578	$20.07072	340
2010	$20.07072	$22.52521	117
2011	$22.52521	$21.89693	110
2012	$21.89693	$24.70601	109
2013	$24.70601	$24.62141	114
2014	$24.62141	$24.58632	113
2015	$24.58632	$23.07140	116
2016	$23.07140	$23.28989	116
2017	$23.28989	$23.28014	116
2018	$23.28014	$23.26971	116

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.43679	$12.07961	275
2010	$12.07961	$14.16308	266
2011	$14.16308	$13.00131	272
2012	$13.00131	$14.45647	270
2013	$14.45647	$19.81763	249
2014	$19.81763	$21.02060	247
2015	$21.02060	$21.59192	237
2016	$21.59192	$21.60126	245
2017	$21.60126	$26.91003	114
2018	$26.91003	$25.35998	114
Invesco V.I. American Value Fund - Series I
2009	$8.95122	$12.21904	212
2010	$12.21904	$14.64717	198
2011	$14.64717	$14.49600	184
2012	$14.49600	$16.67412	158
2013	$16.67412	$21.95370	139
2014	$21.95370	$23.62692	129
2015	$23.62692	$21.05380	120
2016	$21.05380	$23.84542	117
2017	$23.84542	$25.71508	112
2018	$25.71508	$22.02552	101
Invesco V.I. American Value Fund - Series II
2009	$8.89917	$12.14386	78
2010	$12.14386	$14.54995	0
2011	$14.54995	$14.38616	0
2012	$14.38616	$16.51521	0
2013	$16.51521	$21.69033	0
2014	$21.69033	$23.28544	0
2015	$23.28544	$20.69655	0
2016	$20.69655	$23.38487	0
2017	$23.38487	$25.15393	0
2018	$25.15393	$21.49101	0
Invesco V.I. Comstock Fund - Series II
2009	$7.92631	$9.98053	11,568
2010	$9.98053	$11.32322	10,255
2011	$11.32322	$10.86990	8,838
2012	$10.86990	$12.67566	8,001
2013	$12.67566	$16.86148	6,202
2014	$16.86148	$18.03907	4,537
2015	$18.03907	$16.59328	3,066
2016	$16.59328	$19.03648	2,779
2017	$19.03648	$21.95028	2,722
2018	$21.95028	$18.86143	2,110
Invesco V.I. Equity and Income Fund - Series II
2009	$9.77290	$11.73846	0
2010	$11.73846	$12.89578	0
2011	$12.89578	$12.48174	0
2012	$12.48174	$13.75523	0
2013	$13.75523	$16.84519	0
2014	$16.84519	$17.96660	0
2015	$17.96660	$17.16256	0
2016	$17.16256	$19.32744	0
2017	$19.32744	$20.99767	0
2018	$20.99767	$18.58631	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.19780	$14.84489	7,644
2010	$14.84489	$16.33187	6,587
2011	$16.33187	$15.65343	6,236
2012	$15.65343	$17.55133	5,344
2013	$17.55133	$23.02277	3,986
2014	$23.02277	$24.82592	3,546
2015	$24.82592	$23.53772	3,372
2016	$23.53772	$27.56722	3,072
2017	$27.56722	$30.83004	2,579
2018	$30.83004	$26.12143	2,452
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.48299	$11.47446	591
2010	$11.47446	$14.32093	205
2011	$14.32093	$12.72905	194
2012	$12.72905	$13.93273	190
2013	$13.93273	$18.66354	166
2014	$18.66354	$19.70913	156
2015	$19.70913	$19.52809	139
2016	$19.52809	$19.25986	132
2017	$19.25986	$23.07038	122
2018	$23.07038	$21.29268	110
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.28463	$12.22840	13,567
2010	$12.22840	$13.46788	12,388
2011	$13.46788	$13.78609	11,067
2012	$13.78609	$15.21229	9,030
2013	$15.21229	$16.13631	7,508
2014	$16.13631	$16.51107	6,109
2015	$16.51107	$15.94287	5,261
2016	$15.94287	$17.53155	4,870
2017	$17.53155	$18.77695	4,696
2018	$18.77695	$17.67176	4,071
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.40861	$11.62249	0
2010	$11.62249	$13.56570	0
2011	$13.56570	$12.70580	0
2012	$12.70580	$13.77708	0
2013	$13.77708	$18.34091	0
2014	$18.34091	$19.26949	0
2015	$19.26949	$18.24493	0
2016	$18.24493	$20.70903	0
2017	$20.70903	$22.86332	0
2018	$22.86332	$20.59000	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$8.01499	$9.34473	0
2010	$9.34473	$10.75918	0
2011	$10.75918	$9.90929	0
2012	$9.90929	$10.89112	0
2013	$10.89112	$14.51384	0
2014	$14.51384	$15.32141	0
2015	$15.32141	$14.59399	0
2016	$14.59399	$16.76093	0
2017	$16.76093	$18.63703	0
2018	$18.63703	$16.78607	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.70415	$12.42295	2,158
2010	$12.42295	$14.97483	1,885
2011	$14.97483	$13.20930	1,775
2012	$13.20930	$14.77897	1,668
2013	$14.77897	$19.86594	1,575
2014	$19.86594	$20.66286	1,493
2015	$20.66286	$20.81368	1,413
2016	$20.81368	$20.66274	1,328
2017	$20.66274	$24.90659	1,255
2018	$24.90659	$23.71645	1,186
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.61532	$9.45505	5,399
2010	$9.45505	$11.62969	4,763
2011	$11.62969	$10.94694	4,200
2012	$10.94694	$12.29536	3,836
2013	$12.29536	$15.71255	3,254
2014	$15.71255	$17.18391	2,462
2015	$17.18391	$16.21234	2,125
2016	$16.21234	$18.50522	1,905
2017	$18.50522	$19.38774	1,788
2018	$19.38774	$16.15168	1,532
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.53466	$19.82067	320
2010	$19.82067	$21.32969	329
2011	$21.32969	$22.35698	312
2012	$22.35698	$25.84113	302
2013	$25.84113	$23.12087	320
2014	$23.12087	$23.32762	318
2015	$23.32762	$22.60615	0
2016	$22.60615	$24.51444	0
2017	$24.51444	$26.34571	0
2018	$26.34571	$24.01340	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.85244	$13.78810	1,424
2010	$13.78810	$15.42000	1,348
2011	$15.42000	$16.48993	1,280
2012	$16.48993	$18.69022	1,215
2013	$18.69022	$21.93124	857
2014	$21.93124	$22.47580	854
2015	$22.47580	$23.40670	850
2016	$23.40670	$24.19796	847
2017	$24.19796	$29.84191	844
2018	$29.84191	$28.74378	841
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.40806	$12.02661	0
2010	$12.02661	$14.48972	0
2011	$14.48972	$13.81156	0
2012	$13.81156	$15.49006	0
2013	$15.49006	$22.49194	0
2014	$22.49194	$23.45852	0
2015	$23.45852	$25.81895	0
2016	$25.81895	$24.90521	0
2017	$24.90521	$34.96347	0
2018	$34.96347	$36.86796	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.31726	$11.84976	0
2010	$11.84976	$14.24752	0
2011	$14.24752	$13.54685	0
2012	$13.54685	$15.15017	0
2013	$15.15017	$21.94649	0
2014	$21.94649	$22.83112	0
2015	$22.83112	$25.06768	0
2016	$25.06768	$24.11018	0
2017	$24.11018	$33.77019	0
2018	$33.77019	$35.52965	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.15007	$9.49043	276
2010	$9.49043	$12.30971	0
2011	$12.30971	$11.20521	0
2012	$11.20521	$11.92002	0
2013	$11.92002	$16.07037	0
2014	$16.07037	$16.04868	0
2015	$16.04868	$14.79461	0
2016	$14.79461	$13.22547	0
2017	$13.22547	$17.97664	0
2018	$17.97664	$19.48243	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.71801	$18.54452	3,883
2010	$18.54452	$23.55479	3,829
2011	$23.55479	$24.40666	3,065
2012	$24.40666	$27.67072	3,058
2013	$27.67072	$27.60926	3,065
2014	$27.60926	$35.04097	3,022
2015	$35.04097	$35.02175	2,741
2016	$35.02175	$36.59320	2,741
2017	$36.59320	$36.91655	2,664
2018	$36.91655	$33.31352	2,663
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.28490	$11.71122	1,873
2010	$11.71122	$12.53422	1,824
2011	$12.53422	$12.12265	1,647
2012	$12.12265	$13.52817	1,554
2013	$13.52817	$17.16977	912
2014	$17.16977	$19.38373	676
2015	$19.38373	$19.62883	604
2016	$19.62883	$18.78145	619
2017	$18.78145	$23.30085	514
2018	$23.30085	$21.48685	476
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.72582	$10.40469	466
2010	$10.40469	$11.49644	464
2011	$11.49644	$11.31715	0
2012	$11.31715	$12.44039	0
2013	$12.44039	$13.76469	0
2014	$13.76469	$14.57967	0
2015	$14.57967	$14.37789	0
2016	$14.37789	$14.79937	0
2017	$14.79937	$15.81242	0
2018	$15.81242	$14.64706	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.29504	$10.75826	1,458
2010	$10.75826	$13.41526	1,277
2011	$13.41526	$13.26552	1,078
2012	$13.26552	$15.11025	978
2013	$15.11025	$20.09591	825
2014	$20.09591	$20.79467	576
2015	$20.79467	$21.68561	425
2016	$21.68561	$21.70822	391
2017	$21.70822	$27.34701	391
2018	$27.34701	$25.12444	288
Oppenheimer Global Fund/VA - Service Shares
2009	$12.97690	$17.73305	1,976
2010	$17.73305	$20.11998	1,714
2011	$20.11998	$18.04786	1,751
2012	$18.04786	$21.40464	1,707
2013	$21.40464	$26.65490	684
2014	$26.65490	$26.67517	683
2015	$26.67517	$27.11826	312
2016	$27.11826	$26.55181	318
2017	$26.55181	$35.49704	196
2018	$35.49704	$30.14456	192
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.26274	$14.23848	18,530
2010	$14.23848	$16.02494	16,416
2011	$16.02494	$15.81686	14,370
2012	$15.81686	$17.54870	11,262
2013	$17.54870	$17.14509	10,315
2014	$17.14509	$17.23136	9,079
2015	$17.23136	$16.47599	6,844
2016	$16.47599	$17.16950	6,508
2017	$17.16950	$17.85449	5,985
2018	$17.85449	$16.71254	5,426
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.68040	$12.14995	8,134
2010	$12.14995	$13.79996	7,704
2011	$13.79996	$13.49022	6,742
2012	$13.49022	$15.42501	5,180
2013	$15.42501	$19.88131	4,885
2014	$19.88131	$21.52329	1,399
2015	$21.52329	$21.76146	1,253
2016	$21.76146	$23.75161	1,115
2017	$23.75161	$27.16823	991
2018	$27.16823	$24.48258	946
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.16341	$16.32654	2,543
2010	$16.32654	$19.70140	2,106
2011	$19.70140	$18.85954	1,925
2012	$18.85954	$21.76058	1,786
2013	$21.76058	$30.00719	1,637
2014	$30.00719	$32.85445	1,464
2015	$32.85445	$30.25376	1,372
2016	$30.25376	$34.91159	1,269
2017	$34.91159	$39.00039	1,182
2018	$39.00039	$34.21140	1,105

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.36007	$6.80105	282
2010	$6.80105	$7.42149	0
2011	$7.42149	$7.85494	0
2012	$7.85494	$8.48579	0
2013	$8.48579	$8.28953	0
2014	$8.28953	$8.69167	0
2015	$8.69167	$8.58304	0
2016	$8.58304	$8.67385	0
2017	$8.67385	$8.87884	0
2018	$8.87884	$8.59208	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.45821	2,304
2010	$12.45821	$13.75678	2,164
2011	$13.75678	$13.74965	2,002
2012	$13.74965	$16.08503	1,188
2013	$16.08503	$20.88609	748
2014	$20.88609	$23.07391	567
2015	$23.07391	$21.93778	541
2016	$21.93778	$24.44867	476
2017	$24.44867	$28.47800	421
2018	$28.47800	$25.55362	401
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.24245	$10.15386	3,205
2010	$10.15386	$11.03488	3,267
2011	$11.03488	$11.12096	3,223
2012	$11.12096	$12.27161	3,249
2013	$12.27161	$14.21106	3,201
2014	$14.21106	$15.42338	2,371
2015	$15.42338	$14.95318	355
2016	$14.95318	$15.83854	356
2017	$15.83854	$17.87611	0
2018	$17.87611	$16.97770	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.17314	$13.48793	31
2010	$13.48793	$15.16931	31
2011	$15.16931	$14.81342	31
2012	$14.81342	$16.58778	31
2013	$16.58778	$19.43684	31
2014	$19.43684	$20.85579	0
2015	$20.85579	$20.48655	0
2016	$20.48655	$21.43890	0
2017	$21.43890	$24.24978	0
2018	$24.24978	$22.05205	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.51035	$12.98646	57
2010	$12.98646	$13.04881	57
2011	$13.04881	$12.64548	57
2012	$12.64548	$15.16079	57
2013	$15.16079	$21.06101	56
2014	$21.06101	$26.36155	56
2015	$26.36155	$27.86300	56
2016	$27.86300	$24.22205	55
2017	$24.22205	$27.38867	55
2018	$27.38867	$26.69640	55

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.79025	$18.72853	0
2010	$18.72853	$18.70202	0
2011	$18.70202	$17.34835	0
2012	$17.34835	$17.86821	0
2013	$17.86821	$19.94243	0
2014	$19.94243	$22.40683	0
2015	$22.40683	$19.79340	0
2016	$19.79340	$19.79419	0
2017	$19.79419	$23.71566	0
2018	$23.71566	$23.14509	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.32592	$10.14664	8,331
2010	$10.14664	$9.95352	8,134
2011	$9.95352	$9.76204	5,300
2012	$9.76204	$9.57311	3,077
2013	$9.57311	$9.38833	3,498
2014	$9.38833	$9.20711	3,409
2015	$9.20711	$9.02940	3,291
2016	$9.02940	$8.85564	3,380
2017	$8.85564	$8.70589	2,951
2018	$8.70589	$8.63729	2,724
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05050	6,336
2017	$10.05050	$12.90261	5,417
2018	$12.90261	$12.95274	5,066
Putnam VT High Yield Fund - Class IB
2009	$11.56144	$17.02683	1,144
2010	$17.02683	$19.04118	1,094
2011	$19.04118	$19.00029	1,063
2012	$19.00029	$21.61350	1,016
2013	$21.61350	$22.85905	887
2014	$22.85905	$22.76493	797
2015	$22.76493	$21.12845	169
2016	$21.12845	$23.94131	157
2017	$23.94131	$25.11797	157
2018	$25.11797	$23.62787	156
Putnam VT Income Fund - Class IB
2009	$8.45270	$12.15604	6,195
2010	$12.15604	$13.09683	5,435
2011	$13.09683	$13.48569	5,043
2012	$13.48569	$14.64412	2,946
2013	$14.64412	$14.62877	3,169
2014	$14.62877	$15.27116	2,963
2015	$15.27116	$14.75645	2,014
2016	$14.75645	$14.76028	2,001
2017	$14.76028	$15.28523	2,054
2018	$15.28523	$15.01809	1,933

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.24832	$14.96933	192
2010	$14.96933	$16.15090	0
2011	$16.15090	$13.15589	0
2012	$13.15589	$15.72734	0
2013	$15.72734	$19.75157	0
2014	$19.75157	$18.05559	0
2015	$18.05559	$17.73010	0
2016	$17.73010	$16.96049	0
2017	$16.96049	$21.05438	0
2018	$21.05438	$16.69869	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.41226	$12.07462	0
2010	$12.07462	$13.48867	0
2011	$13.48867	$13.23319	0
2012	$13.23319	$15.15974	0
2013	$15.15974	$20.08731	0
2014	$20.08731	$22.43822	0
2015	$22.43822	$21.52382	0
2016	$21.52382	$23.65125	0
2017	$23.65125	$28.49663	0
2018	$28.49663	$25.80919	0
Putnam VT Research Fund - Class IB
2009	$9.20853	$12.02662	0
2010	$12.02662	$13.72484	0
2011	$13.72484	$13.22394	0
2012	$13.22394	$15.29031	0
2013	$15.29031	$19.99607	0
2014	$19.99607	$22.52204	0
2015	$22.52204	$21.74383	0
2016	$21.74383	$23.47262	0
2017	$23.47262	$28.39382	0
2018	$28.39382	$26.52989	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.42108	$13.50296	122
2010	$13.50296	$15.83084	122
2011	$15.83084	$14.73521	122
2012	$14.73521	$16.87032	121
2013	$16.87032	$22.57153	121
2014	$22.57153	$25.11943	0
2015	$25.11943	$24.56071	0
2016	$24.56071	$25.96159	0
2017	$25.96159	$32.90103	0
2018	$32.90103	$31.76850	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, added on or after May 1, 2003
Mortality & Expense = 1.80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.61282	$8.78000	5,348
2010	$8.78000	$10.06204	2,088
2011	$10.06204	$9.58762	2,245
2012	$9.58762	$10.91307	1,995
2013	$10.91307	$14.00674	1,800
2014	$14.00674	$15.32796	1,630
2015	$15.32796	$15.08533	1,661
2016	$15.08533	$15.92894	1,491
2017	$15.92894	$18.98434	1,339
2018	$18.98434	$17.37019	1,211
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.13017	$9.87724	0
2010	$9.87724	$10.89533	0
2011	$10.89533	$10.63335	0
2012	$10.63335	$11.62837	0
2013	$11.62837	$12.90099	0
2014	$12.90099	$13.17674	0
2015	$13.17674	$12.84602	0
2016	$12.84602	$13.24964	0
2017	$13.24964	$14.64938	0
2018	$14.64938	$13.74535	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.42596	$9.35599	0
2010	$9.35599	$10.48389	0
2011	$10.48389	$10.14812	0
2012	$10.14812	$11.24570	0
2013	$11.24570	$12.74525	0
2014	$12.74525	$13.06566	0
2015	$13.06566	$12.74687	0
2016	$12.74687	$13.21889	0
2017	$13.21889	$15.06419	0
2018	$15.06419	$13.86639	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.90734	$8.88065	0
2010	$8.88065	$10.08718	0
2011	$10.08718	$9.60711	0
2012	$9.60711	$10.84495	0
2013	$10.84495	$12.90478	0
2014	$12.90478	$13.24791	0
2015	$13.24791	$12.91549	0
2016	$12.91549	$13.46606	0
2017	$13.46606	$15.93110	0
2018	$15.93110	$14.35573	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.37837	$10.53742	0
2010	$10.53742	$11.07704	0
2011	$11.07704	$11.00796	0
2012	$11.00796	$11.46349	328
2013	$11.46349	$11.82062	214
2014	$11.82062	$11.99531	202
2015	$11.99531	$11.68961	101
2016	$11.68961	$11.93561	0
2017	$11.93561	$12.67722	0
2018	$12.67722	$12.14183	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.89891	1,401
2016	$17.89891	$17.55479	1,257
2017	$17.55479	$23.08846	1,250
2018	$23.08846	$25.39092	1,242
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.85260	$8.48266	254
2010	$8.48266	$9.53857	0
2011	$9.53857	$9.51594	0
2012	$9.51594	$10.78400	0
2013	$10.78400	$13.94213	0
2014	$13.94213	$15.48052	0
2015	$15.48052	$15.33671	0
2016	$15.33671	$16.77340	0
2017	$16.77340	$19.96110	0
2018	$19.96110	$18.63747	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.59088	$9.02764	1,044
2010	$9.02764	$11.37624	1,311
2011	$11.37624	$9.94012	2,610
2012	$9.94012	$11.16053	1,646
2013	$11.16053	$14.86218	2,345
2014	$14.86218	$15.44502	2,939
2015	$15.44502	$14.89109	2,463
2016	$14.89109	$16.33584	2,230
2017	$16.33584	$19.30105	1,957
2018	$19.30105	$16.12158	268
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.08964	$12.51487	10,199
2010	$12.51487	$14.31186	8,763
2011	$14.31186	$14.36515	7,615
2012	$14.36515	$15.80063	9,890
2013	$15.80063	$20.07108	6,569
2014	$20.07108	$21.46887	5,657
2015	$21.46887	$20.85031	5,627
2016	$20.85031	$22.81174	5,511
2017	$22.81174	$25.90549	5,651
2018	$25.90549	$24.22610	5,620

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.06972	$12.05351	42,645
2010	$12.05351	$13.31093	40,015
2011	$13.31093	$13.35769	15,677
2012	$13.35769	$14.74765	15,934
2013	$14.74765	$16.46935	7,686
2014	$16.46935	$16.88668	8,026
2015	$16.88668	$15.38303	4,513
2016	$15.38303	$17.19224	3,958
2017	$17.19224	$18.48208	2,837
2018	$18.48208	$17.33386	2,380
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.56244	$9.61567	12,933
2010	$9.61567	$10.51665	12,423
2011	$10.51665	$10.15255	12,997
2012	$10.15255	$11.18104	11,399
2013	$11.18104	$14.09663	10,403
2014	$14.09663	$15.53773	9,331
2015	$15.53773	$16.08495	8,701
2016	$16.08495	$15.48314	8,611
2017	$15.48314	$19.44258	7,977
2018	$19.44258	$18.77512	7,618
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.44574	$10.20772	5,860
2010	$10.20772	$11.20114	2,446
2011	$11.20114	$10.65372	2,350
2012	$10.65372	$11.83598	2,052
2013	$11.83598	$14.80413	1,810
2014	$14.80413	$15.33780	1,599
2015	$15.33780	$14.48382	1,393
2016	$14.48382	$15.92491	1,180
2017	$15.92491	$16.95184	992
2018	$16.95184	$14.74996	828
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.98274	$13.56811	24,220
2010	$13.56811	$14.78700	21,651
2011	$14.78700	$14.34229	16,476
2012	$14.34229	$16.05840	15,552
2013	$16.05840	$20.18704	13,381
2014	$20.18704	$21.19445	9,365
2015	$21.19445	$19.74714	8,466
2016	$19.74714	$22.46338	8,121
2017	$22.46338	$23.85680	7,883
2018	$23.85680	$21.26108	7,841
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.52967	$17.12659	7,454
2010	$17.12659	$21.52352	4,338
2011	$21.52352	$20.30274	4,239
2012	$20.30274	$23.55665	3,879
2013	$23.55665	$31.45488	3,628
2014	$31.45488	$31.00484	3,538
2015	$31.00484	$28.14298	3,421
2016	$28.14298	$35.91182	3,304
2017	$35.91182	$38.95054	3,213
2018	$38.95054	$33.25796	3,154

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.39260	$16.03148	0
2010	$16.03148	$20.05321	0
2011	$20.05321	$18.70540	0
2012	$18.70540	$20.32151	0
2013	$20.32151	$27.51683	0
2014	$27.51683	$28.98438	0
2015	$28.98438	$27.65261	0
2016	$27.65261	$28.23403	0
2017	$28.23403	$33.59761	0
2018	$33.59761	$31.15871	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.52712	$11.64741	36,735
2010	$11.64741	$12.01879	14,099
2011	$12.01879	$12.44946	9,112
2012	$12.44946	$12.43132	8,064
2013	$12.43132	$11.91118	5,393
2014	$11.91118	$12.06922	5,221
2015	$12.06922	$11.88517	192
2016	$11.88517	$11.72662	192
2017	$11.72662	$11.64842	96
2018	$11.64842	$11.45461	6,435
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.87965	$31.93669	2,331
2010	$31.93669	$36.80663	1,517
2011	$36.80663	$30.35496	1,528
2012	$30.35496	$33.66513	1,461
2013	$33.66513	$32.69090	1,277
2014	$32.69090	$29.35152	962
2015	$29.35152	$23.12767	932
2016	$23.12767	$26.62271	895
2017	$26.62271	$36.64130	846
2018	$36.64130	$30.23804	817
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.39643	$17.99350	10,646
2010	$17.99350	$19.11830	8,693
2011	$19.11830	$16.74560	7,685
2012	$16.74560	$19.40397	5,027
2013	$19.40397	$23.38660	4,876
2014	$23.38660	$20.36950	3,442
2015	$20.36950	$18.66779	3,312
2016	$18.66779	$19.61019	3,135
2017	$19.61019	$22.43085	2,935
2018	$22.43085	$18.58864	2,816
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.19596	$20.00255	0
2010	$20.00255	$22.43727	0
2011	$22.43727	$21.80034	0
2012	$21.80034	$24.58446	0
2013	$24.58446	$24.48779	0
2014	$24.48779	$24.44042	0
2015	$24.44042	$22.92280	0
2016	$22.92280	$23.12812	0
2017	$23.12812	$23.10684	0
2018	$23.10684	$23.08485	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.41531	$12.03859	8,693
2010	$12.03859	$14.10780	4,572
2011	$14.10780	$12.94398	4,148
2012	$12.94398	$14.38537	4,104
2013	$14.38537	$19.71012	3,896
2014	$19.71012	$20.89590	3,442
2015	$20.89590	$21.45290	3,391
2016	$21.45290	$21.45127	3,414
2017	$21.45127	$26.70978	3,393
2018	$26.70978	$25.15859	3,379
Invesco V.I. American Value Fund - Series I
2009	$8.92992	$12.18375	3,198
2010	$12.18375	$14.59742	3,328
2011	$14.59742	$14.43943	2,879
2012	$14.43943	$16.60055	2,727
2013	$16.60055	$21.84569	2,594
2014	$21.84569	$23.49870	2,474
2015	$23.49870	$20.92886	2,395
2016	$20.92886	$23.69186	2,268
2017	$23.69186	$25.53668	2,257
2018	$25.53668	$21.86169	2,268
Invesco V.I. American Value Fund - Series II
2009	$8.87798	$12.10878	3,218
2010	$12.10878	$14.50052	3,003
2011	$14.50052	$14.32999	3,273
2012	$14.32999	$16.44232	3,330
2013	$16.44232	$21.58360	764
2014	$21.58360	$23.15907	744
2015	$23.15907	$20.57372	770
2016	$20.57372	$23.23426	733
2017	$23.23426	$24.97940	742
2018	$24.97940	$21.33114	721
Invesco V.I. Comstock Fund - Series II
2009	$7.90745	$9.95170	25,761
2010	$9.95170	$11.28475	17,312
2011	$11.28475	$10.82746	10,737
2012	$10.82746	$12.61971	9,381
2013	$12.61971	$16.77851	8,248
2014	$16.77851	$17.94117	9,032
2015	$17.94117	$16.49480	7,486
2016	$16.49480	$18.91387	7,208
2017	$18.91387	$21.79798	6,493
2018	$21.79798	$18.72112	6,375
Invesco V.I. Equity and Income Fund - Series II
2009	$9.74967	$11.70459	4,427
2010	$11.70459	$12.85200	3,383
2011	$12.85200	$12.43304	2,665
2012	$12.43304	$13.69455	4,298
2013	$13.69455	$16.76233	674
2014	$16.76233	$17.86910	654
2015	$17.86910	$17.06071	493
2016	$17.06071	$19.20300	331
2017	$19.20300	$20.85199	207
2018	$20.85199	$18.44806	206

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.16257	$14.79447	15,716
2010	$14.79447	$16.26809	15,036
2011	$16.26809	$15.58437	14,350
2012	$15.58437	$17.46497	12,096
2013	$17.46497	$22.89781	11,127
2014	$22.89781	$24.67858	8,567
2015	$24.67858	$23.38610	8,249
2016	$23.38610	$27.37572	7,914
2017	$27.37572	$30.60053	7,883
2018	$30.60053	$25.91390	8,007
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.46518	$11.44133	2,710
2010	$11.44133	$14.27232	2,652
2011	$14.27232	$12.67937	1,740
2012	$12.67937	$13.87127	1,480
2013	$13.87127	$18.57175	229
2014	$18.57175	$19.60220	223
2015	$19.60220	$19.41224	98
2016	$19.41224	$19.13587	102
2017	$19.13587	$22.91038	102
2018	$22.91038	$21.13435	97
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.26453	$12.19570	9,490
2010	$12.19570	$13.42503	4,623
2011	$13.42503	$13.73525	4,885
2012	$13.73525	$15.14845	4,522
2013	$15.14845	$16.06040	4,951
2014	$16.06040	$16.42502	5,583
2015	$16.42502	$15.85169	4,419
2016	$15.85169	$17.42242	4,238
2017	$17.42242	$18.65072	4,167
2018	$18.65072	$17.54411	4,093
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.38823	$11.59141	3,618
2010	$11.59141	$13.52253	2,786
2011	$13.52253	$12.65891	1,756
2012	$12.65891	$13.71920	1,537
2013	$13.71920	$18.25457	1,350
2014	$18.25457	$19.16899	1,186
2015	$19.16899	$18.14053	1,027
2016	$18.14053	$20.58004	861
2017	$20.58004	$22.70951	717
2018	$22.70951	$20.44118	585
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.99763	$9.31975	14,438
2010	$9.31975	$10.72496	13,626
2011	$10.72496	$9.87275	13,394
2012	$9.87275	$10.84541	13,012
2013	$10.84541	$14.44557	13,982
2014	$14.44557	$15.24156	13,698
2015	$15.24156	$14.51053	13,416
2016	$14.51053	$16.65661	13,156
2017	$16.65661	$18.51175	12,892
2018	$18.51175	$16.66484	12,618

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.68529	$12.38971	2,144
2010	$12.38971	$14.92717	1,563
2011	$14.92717	$13.16057	996
2012	$13.16057	$14.71692	848
2013	$14.71692	$19.77245	712
2014	$19.77245	$20.55513	609
2015	$20.55513	$20.69461	508
2016	$20.69461	$20.53408	413
2017	$20.53408	$24.73910	320
2018	$24.73910	$23.54510	244
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.59883	$9.42976	12,857
2010	$9.42976	$11.59268	12,344
2011	$11.59268	$10.90655	6,821
2012	$10.90655	$12.24375	5,404
2013	$12.24375	$15.63862	3,692
2014	$15.63862	$17.09434	3,460
2015	$17.09434	$16.11962	3,365
2016	$16.11962	$18.39004	3,266
2017	$18.39004	$19.25740	2,704
2018	$19.25740	$16.03500	2,640
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.48981	$19.75338	3,675
2010	$19.75338	$21.24644	1,785
2011	$21.24644	$22.25840	1,586
2012	$22.25840	$25.71404	1,019
2013	$25.71404	$22.99542	715
2014	$22.99542	$23.18922	656
2015	$23.18922	$22.46058	417
2016	$22.46058	$24.34421	358
2017	$24.34421	$26.14965	306
2018	$26.14965	$23.82270	258
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.82480	$13.74599	7,574
2010	$13.74599	$15.36509	7,441
2011	$15.36509	$16.42286	3,188
2012	$16.42286	$18.60469	2,971
2013	$18.60469	$21.81975	2,715
2014	$21.81975	$22.35015	1,471
2015	$22.35015	$23.26399	1,462
2016	$23.26399	$24.03820	1,460
2017	$24.03820	$29.63003	1,063
2018	$29.63003	$28.52533	1,063
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.39042	$11.99186	3,511
2010	$11.99186	$14.44050	2,092
2011	$14.44050	$13.75763	1,787
2012	$13.75763	$15.42169	1,687
2013	$15.42169	$22.38126	1,346
2014	$22.38126	$23.33118	403
2015	$23.33118	$25.66570	360
2016	$25.66570	$24.74479	389
2017	$24.74479	$34.72085	327
2018	$34.72085	$36.59368	290

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.29986	$11.81555	110
2010	$11.81555	$14.19914	110
2011	$14.19914	$13.49400	351
2012	$13.49400	$15.08336	351
2013	$15.08336	$21.83858	351
2014	$21.83858	$22.70727	351
2015	$22.70727	$24.91899	1,616
2016	$24.91899	$23.95499	1,483
2017	$23.95499	$33.53600	2,575
2018	$33.53600	$35.26548	1,598
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.14167	$9.47265	4,586
2010	$9.47265	$12.28040	2,702
2011	$12.28040	$11.17283	2,545
2012	$11.17283	$11.87950	1,388
2013	$11.87950	$16.00758	1,192
2014	$16.00758	$15.97781	1,065
2015	$15.97781	$14.72177	952
2016	$14.72177	$13.15367	853
2017	$13.15367	$17.87008	692
2018	$17.87008	$19.35720	559
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.67551	$18.48152	4,460
2010	$18.48152	$23.46284	3,298
2011	$23.46284	$24.29902	3,197
2012	$24.29902	$27.53461	3,040
2013	$27.53461	$27.45945	2,803
2014	$27.45945	$34.83309	2,560
2015	$34.83309	$34.79624	2,483
2016	$34.79624	$36.33910	2,414
2017	$36.33910	$36.64181	2,409
2018	$36.64181	$33.04894	2,368
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.26097	$11.67144	21,278
2010	$11.67144	$12.48528	15,461
2011	$12.48528	$12.06919	13,829
2012	$12.06919	$13.46163	11,695
2013	$13.46163	$17.07661	7,849
2014	$17.07661	$19.26872	5,749
2015	$19.26872	$19.50242	5,308
2016	$19.50242	$18.65102	5,140
2017	$18.65102	$23.12745	4,711
2018	$23.12745	$21.31621	4,503
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.70061	$10.36933	4,421
2010	$10.36933	$11.45154	3,991
2011	$11.45154	$11.26721	3,924
2012	$11.26721	$12.37917	2,618
2013	$12.37917	$13.68997	69
2014	$13.68997	$14.49315	69
2015	$14.49315	$14.28527	68
2016	$14.28527	$14.69656	68
2017	$14.69656	$15.69469	67
2018	$15.69469	$14.53069	67

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.27107	$10.72171	5,444
2010	$10.72171	$13.36286	4,943
2011	$13.36286	$13.20699	4,924
2012	$13.20699	$15.03589	4,884
2013	$15.03589	$19.98682	3,720
2014	$19.98682	$20.67124	1,591
2015	$20.67124	$21.54591	1,581
2016	$21.54591	$21.55741	1,581
2017	$21.55741	$27.14341	1,571
2018	$27.14341	$24.92482	1,551
Oppenheimer Global Fund/VA - Service Shares
2009	$12.93939	$17.67279	5,481
2010	$17.67279	$20.04140	4,098
2011	$20.04140	$17.96824	3,817
2012	$17.96824	$21.29933	2,517
2013	$21.29933	$26.51025	2,478
2014	$26.51025	$26.51688	2,434
2015	$26.51688	$26.94359	2,387
2016	$26.94359	$26.36738	2,418
2017	$26.36738	$35.23283	2,292
2018	$35.23283	$29.90511	2,335
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.22732	$14.19012	32,847
2010	$14.19012	$15.96239	27,788
2011	$15.96239	$15.74711	26,885
2012	$15.74711	$17.46237	29,854
2013	$17.46237	$17.05206	28,548
2014	$17.05206	$17.12913	27,162
2015	$17.12913	$16.36990	26,276
2016	$16.36990	$17.05027	26,008
2017	$17.05027	$17.72162	25,414
2018	$17.72162	$16.57980	24,549
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.65244	$12.10868	16,715
2010	$12.10868	$13.74609	15,456
2011	$13.74609	$13.43073	11,694
2012	$13.43073	$15.34916	10,038
2013	$15.34916	$19.77348	6,785
2014	$19.77348	$21.39564	6,011
2015	$21.39564	$21.62136	5,625
2016	$21.62136	$23.58671	4,055
2017	$23.58671	$26.96607	3,847
2018	$26.96607	$24.28817	3,766
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.12828	$16.27110	6,658
2010	$16.27110	$19.62450	5,973
2011	$19.62450	$18.77637	5,951
2012	$18.77637	$21.65354	5,524
2013	$21.65354	$29.84439	4,225
2014	$29.84439	$32.65954	2,546
2015	$32.65954	$30.05894	2,334
2016	$30.05894	$34.66915	2,248
2017	$34.66915	$38.71013	2,192
2018	$38.71013	$33.93967	2,118

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.34630	$6.78287	6,458
2010	$6.78287	$7.39786	1,320
2011	$7.39786	$7.82595	1,124
2012	$7.82595	$8.45016	1,073
2013	$8.45016	$8.25052	12,420
2014	$8.25052	$8.64636	12,315
2015	$8.64636	$8.53394	6,466
2016	$8.53394	$8.61985	6,391
2017	$8.61985	$8.81914	2,560
2018	$8.81914	$8.53000	2,456
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.41589	7,511
2010	$12.41589	$13.70305	6,197
2011	$13.70305	$13.68899	5,850
2012	$13.68899	$16.00588	5,188
2013	$16.00588	$20.77273	4,675
2014	$20.77273	$22.93699	3,859
2015	$22.93699	$21.79649	3,739
2016	$21.79649	$24.27886	2,911
2017	$24.27886	$28.26601	4,905
2018	$28.26601	$25.35063	4,667
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.21863	$10.11935	9,516
2010	$10.11935	$10.99179	8,636
2011	$10.99179	$11.07190	8,100
2012	$11.07190	$12.21122	7,021
2013	$12.21122	$14.13393	4,841
2014	$14.13393	$15.33184	4,763
2015	$15.33184	$14.85685	5,759
2016	$14.85685	$15.72850	5,360
2017	$15.72850	$17.74301	4,222
2018	$17.74301	$16.84280	4,126
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.14374	$13.44211	10,515
2010	$13.44211	$15.11008	10,092
2011	$15.11008	$14.74807	9,704
2012	$14.74807	$16.50617	8,284
2013	$16.50617	$19.33134	551
2014	$19.33134	$20.73202	476
2015	$20.73202	$20.35458	403
2016	$20.35458	$21.28996	328
2017	$21.28996	$24.06925	263
2018	$24.06925	$21.87686	206
Putnam VT Global Health Care Fund - Class IB
2009	$10.48000	$12.94236	264
2010	$12.94236	$12.99786	0
2011	$12.99786	$12.58970	0
2012	$12.58970	$15.08621	0
2013	$15.08621	$20.94673	0
2014	$20.94673	$26.20516	0
2015	$26.20516	$27.68357	0
2016	$27.68357	$24.05384	0
2017	$24.05384	$27.18482	0
2018	$27.18482	$26.48434	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.73889	$18.66495	372
2010	$18.66495	$18.62904	50
2011	$18.62904	$17.27185	41
2012	$17.27185	$17.78033	43
2013	$17.78033	$19.83423	47
2014	$19.83423	$22.27391	45
2015	$22.27391	$19.66595	49
2016	$19.66595	$19.65674	51
2017	$19.65674	$23.53918	46
2018	$23.53918	$22.96129	48
Putnam VT Government Money Market Fund - Class IB
2009	$10.29609	$10.11218	23,755
2010	$10.11218	$9.91466	23,127
2011	$9.91466	$9.71898	19,782
2012	$9.71898	$9.52600	19,959
2013	$9.52600	$9.33737	19,618
2014	$9.33737	$9.15247	34,068
2015	$9.15247	$8.97124	15,700
2016	$8.97124	$8.79413	15,833
2017	$8.79413	$8.64109	17,211
2018	$8.64109	$8.56869	15,958
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04991	13,355
2017	$10.04991	$12.89538	12,146
2018	$12.89538	$12.93896	11,682
Putnam VT High Yield Fund - Class IB
2009	$11.52807	$16.96902	5,174
2010	$16.96902	$18.96686	4,346
2011	$18.96686	$18.91652	3,781
2012	$18.91652	$21.50722	3,321
2013	$21.50722	$22.73505	3,086
2014	$22.73505	$22.62990	2,233
2015	$22.62990	$20.99242	1,763
2016	$20.99242	$23.77509	561
2017	$23.77509	$24.93108	494
2018	$24.93108	$23.44025	418
Putnam VT Income Fund - Class IB
2009	$8.42828	$12.11476	25,578
2010	$12.11476	$13.04571	23,457
2011	$13.04571	$13.42622	19,204
2012	$13.42622	$14.57208	17,569
2013	$14.57208	$14.54939	14,035
2014	$14.54939	$15.18054	11,737
2015	$15.18054	$14.66141	10,984
2016	$14.66141	$14.65776	10,619
2017	$14.65776	$15.17147	9,100
2018	$15.17147	$14.89880	7,015

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.21295	$14.91848	8,229
2010	$14.91848	$16.08784	7,476
2011	$16.08784	$13.09784	7,235
2012	$13.09784	$15.64995	7,003
2013	$15.64995	$19.64437	4,750
2014	$19.64437	$17.94843	4,548
2015	$17.94843	$17.61588	4,136
2016	$17.61588	$16.84265	4,004
2017	$16.84265	$20.89763	3,473
2018	$20.89763	$16.56601	3,386
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.38506	$12.03360	6,793
2010	$12.03360	$13.43598	6,062
2011	$13.43598	$13.17479	5,498
2012	$13.17479	$15.08513	5,488
2013	$15.08513	$19.97827	4,278
2014	$19.97827	$22.30505	4,256
2015	$22.30505	$21.38517	3,412
2016	$21.38517	$23.48696	1,306
2017	$23.48696	$28.28450	1,297
2018	$28.28450	$25.60415	1,290
Putnam VT Research Fund - Class IB
2009	$9.18192	$11.98574	2,906
2010	$11.98574	$13.67122	2,878
2011	$13.67122	$13.16557	2,854
2012	$13.16557	$15.21504	2,822
2013	$15.21504	$19.88750	2,799
2014	$19.88750	$22.38834	2,690
2015	$22.38834	$21.60373	2,673
2016	$21.60373	$23.30952	1,345
2017	$23.30952	$28.18239	1,335
2018	$28.18239	$26.31907	1,326
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.39098	$13.45710	0
2010	$13.45710	$15.76906	390
2011	$15.76906	$14.67022	382
2012	$14.67022	$16.78732	374
2013	$16.78732	$22.44905	317
2014	$22.44905	$24.97038	294
2015	$24.97038	$24.40252	283
2016	$24.40252	$25.78126	282
2017	$25.78126	$32.65613	251
2018	$32.65613	$31.51614	245
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.85

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.60379	$8.76355	0
2010	$8.76355	$10.03807	0
2011	$10.03807	$9.55991	0
2012	$9.55991	$10.87596	0
2013	$10.87596	$13.95199	0
2014	$13.95199	$15.26026	0
2015	$15.26026	$15.01104	0
2016	$15.01104	$15.84242	0
2017	$15.84242	$18.87175	0
2018	$18.87175	$17.25848	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.11905	$9.85869	0
2010	$9.85869	$10.86932	0
2011	$10.86932	$10.60255	0
2012	$10.60255	$11.58877	0
2013	$11.58877	$12.85050	0
2014	$12.85050	$13.11847	0
2015	$13.11847	$12.78269	0
2016	$12.78269	$13.17761	0
2017	$13.17761	$14.56243	0
2018	$14.56243	$13.65689	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.41583	$9.33845	0
2010	$9.33845	$10.45890	0
2011	$10.45890	$10.11877	0
2012	$10.11877	$11.20744	0
2013	$11.20744	$12.69541	0
2014	$12.69541	$13.00793	0
2015	$13.00793	$12.68406	0
2016	$12.68406	$13.14707	0
2017	$13.14707	$14.97484	0
2018	$14.97484	$13.77719	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.89791	$8.86402	0
2010	$8.86402	$10.06315	0
2011	$10.06315	$9.57935	0
2012	$9.57935	$10.80809	0
2013	$10.80809	$12.85436	0
2014	$12.85436	$13.18942	0
2015	$13.18942	$12.85190	0
2016	$12.85190	$13.39296	0
2017	$13.39296	$15.83667	0
2018	$15.83667	$14.26345	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.36557	$10.51766	0
2010	$10.51766	$11.05063	0
2011	$11.05063	$10.97611	0
2012	$10.97611	$11.42448	0
2013	$11.42448	$11.77438	0
2014	$11.77438	$11.94229	0
2015	$11.94229	$11.63200	0
2016	$11.63200	$11.87075	0
2017	$11.87075	$12.60200	0
2018	$12.60200	$12.06370	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.81080	0
2016	$17.81080	$17.45950	0
2017	$17.45950	$22.95163	0
2018	$22.95163	$25.22773	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.84323	$8.46674	0
2010	$8.46674	$9.51582	0
2011	$9.51582	$9.48842	0
2012	$9.48842	$10.74731	0
2013	$10.74731	$13.88761	0
2014	$13.88761	$15.41213	0
2015	$15.41213	$15.26115	0
2016	$15.26115	$16.68228	0
2017	$16.68228	$19.84270	0
2018	$19.84270	$18.51759	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.58187	$9.01071	0
2010	$9.01071	$11.34911	0
2011	$11.34911	$9.91136	0
2012	$9.91136	$11.12256	0
2013	$11.12256	$14.80408	0
2014	$14.80408	$15.37679	0
2015	$15.37679	$14.81774	0
2016	$14.81774	$16.24711	0
2017	$16.24711	$19.18659	0
2018	$19.18659	$16.01787	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.05493	$12.46543	0
2010	$12.46543	$14.24804	0
2011	$14.24804	$14.29382	0
2012	$14.29382	$15.71414	0
2013	$15.71414	$19.95105	0
2014	$19.95105	$21.32959	0
2015	$21.32959	$20.70448	0
2016	$20.70448	$22.64067	0
2017	$22.64067	$25.69833	0
2018	$25.69833	$24.02026	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.04813	$12.01870	0
2010	$12.01870	$13.26573	0
2011	$13.26573	$13.30554	0
2012	$13.30554	$14.68256	0
2013	$14.68256	$16.38829	0
2014	$16.38829	$16.79499	0
2015	$16.79499	$15.29171	0
2016	$15.29171	$17.08147	0
2017	$17.08147	$18.35378	0
2018	$18.35378	$17.20486	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.54607	$9.58996	2,431
2010	$9.58996	$10.48319	2,431
2011	$10.48319	$10.11509	2,427
2012	$10.11509	$11.13409	2,423
2013	$11.13409	$14.03029	2,374
2014	$14.03029	$15.45671	2,334
2015	$15.45671	$15.99292	514
2016	$15.99292	$15.38672	568
2017	$15.38672	$19.31182	499
2018	$19.31182	$18.63944	473
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.43420	$10.18858	0
2010	$10.18858	$11.17443	0
2011	$11.17443	$10.62291	0
2012	$10.62291	$11.79572	0
2013	$11.79572	$14.74626	0
2014	$14.74626	$15.27005	0
2015	$15.27005	$14.41249	0
2016	$14.41249	$15.83841	0
2017	$15.83841	$16.85130	0
2018	$16.85130	$14.65509	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.94494	$13.51451	6,538
2010	$13.51451	$14.72107	4,804
2011	$14.72107	$14.27108	2,937
2012	$14.27108	$15.97050	673
2013	$15.97050	$20.06629	190
2014	$20.06629	$21.05694	0
2015	$21.05694	$19.60900	0
2016	$19.60900	$22.29490	0
2017	$22.29490	$23.66599	0
2018	$23.66599	$21.08039	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.48310	$17.05893	170
2010	$17.05893	$21.42757	150
2011	$21.42757	$20.20193	156
2012	$20.20193	$23.42770	149
2013	$23.42770	$31.26675	131
2014	$31.26675	$30.80369	138
2015	$30.80369	$27.94613	147
2016	$27.94613	$35.64250	123
2017	$35.64250	$38.63903	125
2018	$38.63903	$32.97534	134

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.35340	$15.96816	0
2010	$15.96816	$19.96383	0
2011	$19.96383	$18.61253	0
2012	$18.61253	$20.21028	0
2013	$20.21028	$27.35228	0
2014	$27.35228	$28.79635	0
2015	$28.79635	$27.45921	0
2016	$27.45921	$28.02230	0
2017	$28.02230	$33.32893	0
2018	$33.32893	$30.89395	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.49967	$11.61374	909
2010	$11.61374	$11.97795	905
2011	$11.97795	$12.40085	900
2012	$12.40085	$12.37645	896
2013	$12.37645	$11.85257	892
2014	$11.85257	$12.00369	889
2015	$12.00369	$11.81460	0
2016	$11.81460	$11.65106	0
2017	$11.65106	$11.56755	0
2018	$11.56755	$11.36936	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.81468	$31.81056	2,830
2010	$31.81056	$36.64260	2,079
2011	$36.64260	$30.20428	1,271
2012	$30.20428	$33.48089	291
2013	$33.48089	$32.49541	82
2014	$32.49541	$29.16110	0
2015	$29.16110	$22.96588	0
2016	$22.96588	$26.42304	0
2017	$26.42304	$36.34828	0
2018	$36.34828	$29.98110	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.35035	$17.92248	165
2010	$17.92248	$19.03313	171
2011	$19.03313	$16.66250	189
2012	$16.66250	$19.29780	181
2013	$19.29780	$23.24677	176
2014	$23.24677	$20.23737	212
2015	$20.23737	$18.53724	222
2016	$18.53724	$19.46314	225
2017	$19.46314	$22.25149	217
2018	$22.25149	$18.43070	239
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.13683	$19.92359	0
2010	$19.92359	$22.33731	0
2011	$22.33731	$21.69218	0
2012	$21.69218	$24.44998	0
2013	$24.44998	$24.34141	0
2014	$24.34141	$24.28192	0
2015	$24.28192	$22.76252	0
2016	$22.76252	$22.95472	0
2017	$22.95472	$22.92209	0
2018	$22.92209	$22.88874	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.38979	$11.99102	0
2010	$11.99102	$14.04489	0
2011	$14.04489	$12.87969	0
2012	$12.87969	$14.30661	0
2013	$14.30661	$19.59221	0
2014	$19.59221	$20.76031	0
2015	$20.76031	$21.30280	0
2016	$21.30280	$21.29034	0
2017	$21.29034	$26.49611	0
2018	$26.49611	$24.94475	0
Invesco V.I. American Value Fund - Series I
2009	$8.90866	$12.14853	0
2010	$12.14853	$14.54783	0
2011	$14.54783	$14.38303	0
2012	$14.38303	$16.52726	0
2013	$16.52726	$21.73816	0
2014	$21.73816	$23.37111	0
2015	$23.37111	$20.80460	0
2016	$20.80460	$23.53921	0
2017	$23.53921	$25.35940	0
2018	$25.35940	$21.69898	0
Invesco V.I. American Value Fund - Series II
2009	$8.85686	$12.07379	0
2010	$12.07379	$14.45126	0
2011	$14.45126	$14.27404	0
2012	$14.27404	$16.36975	0
2013	$16.36975	$21.47738	0
2014	$21.47738	$23.03333	0
2015	$23.03333	$20.45158	0
2016	$20.45158	$23.08458	0
2017	$23.08458	$24.80602	0
2018	$24.80602	$21.17240	0
Invesco V.I. Comstock Fund - Series II
2009	$7.88862	$9.92294	294
2010	$9.92294	$11.24640	288
2011	$11.24640	$10.78516	292
2012	$10.78516	$12.56399	278
2013	$12.56399	$16.69591	246
2014	$16.69591	$17.84373	238
2015	$17.84373	$16.39684	251
2016	$16.39684	$18.79198	233
2017	$18.79198	$21.64665	223
2018	$21.64665	$18.58178	237
Invesco V.I. Equity and Income Fund - Series II
2009	$9.72645	$11.67076	0
2010	$11.67076	$12.80834	0
2011	$12.80834	$12.38449	0
2012	$12.38449	$13.63410	0
2013	$13.63410	$16.67983	0
2014	$16.67983	$17.77209	0
2015	$17.77209	$16.95942	0
2016	$16.95942	$19.07928	0
2017	$19.07928	$20.70726	0
2018	$20.70726	$18.31077	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.12071	$14.73603	6,500
2010	$14.73603	$16.19558	4,830
2011	$16.19558	$15.50701	3,034
2012	$15.50701	$17.36938	849
2013	$17.36938	$22.76088	363
2014	$22.76088	$24.51848	173
2015	$24.51848	$23.22252	177
2016	$23.22252	$27.17042	161
2017	$27.17042	$30.35580	159
2018	$30.35580	$25.69370	172
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.44741	$11.40828	0
2010	$11.40828	$14.22383	0
2011	$14.22383	$12.62986	0
2012	$12.62986	$13.81003	0
2013	$13.81003	$18.48033	0
2014	$18.48033	$19.49576	0
2015	$19.49576	$19.29699	0
2016	$19.29699	$19.01258	0
2017	$19.01258	$22.75135	0
2018	$22.75135	$20.97707	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.24447	$12.16309	242
2010	$12.16309	$13.38231	242
2011	$13.38231	$13.68457	230
2012	$13.68457	$15.08485	231
2013	$15.08485	$15.98481	256
2014	$15.98481	$16.33938	263
2015	$16.33938	$15.76099	263
2016	$15.76099	$17.31393	253
2017	$17.31393	$18.52530	260
2018	$18.52530	$17.41735	253
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.36790	$11.56041	1,690
2010	$11.56041	$13.47950	1,681
2011	$13.47950	$12.61221	1,673
2012	$12.61221	$13.66160	1,665
2013	$13.66160	$18.16865	1,658
2014	$18.16865	$19.06904	1,652
2015	$19.06904	$18.03673	0
2016	$18.03673	$20.45188	0
2017	$20.45188	$22.55678	0
2018	$22.55678	$20.29346	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.98030	$9.29480	0
2010	$9.29480	$10.69079	0
2011	$10.69079	$9.83628	0
2012	$9.83628	$10.79982	0
2013	$10.79982	$14.37752	0
2014	$14.37752	$15.16202	0
2015	$15.16202	$14.42744	0
2016	$14.42744	$16.55281	0
2017	$16.55281	$18.38717	0
2018	$18.38717	$16.54433	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.66649	$12.35659	0
2010	$12.35659	$14.87968	0
2011	$14.87968	$13.11201	0
2012	$13.11201	$14.65512	0
2013	$14.65512	$19.67939	0
2014	$19.67939	$20.44795	0
2015	$20.44795	$20.57620	0
2016	$20.57620	$20.40620	0
2017	$20.40620	$24.57270	0
2018	$24.57270	$23.37494	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.58236	$9.40452	719
2010	$9.40452	$11.55576	687
2011	$11.55576	$10.86628	695
2012	$10.86628	$12.19228	690
2013	$12.19228	$15.56494	666
2014	$15.56494	$17.00514	650
2015	$17.00514	$16.02731	257
2016	$16.02731	$18.27542	239
2017	$18.27542	$19.12778	252
2018	$19.12778	$15.91903	277
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.43653	$19.67540	0
2010	$19.67540	$21.15178	0
2011	$21.15178	$22.14794	0
2012	$22.14794	$25.57336	0
2013	$25.57336	$22.85794	0
2014	$22.85794	$23.03882	0
2015	$23.03882	$22.30352	0
2016	$22.30352	$24.16168	0
2017	$24.16168	$25.94056	0
2018	$25.94056	$23.62031	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.79724	$13.70399	0
2010	$13.70399	$15.31034	0
2011	$15.31034	$16.35600	0
2012	$16.35600	$18.51947	0
2013	$18.51947	$21.70877	0
2014	$21.70877	$22.22512	0
2015	$22.22512	$23.12204	0
2016	$23.12204	$23.87938	0
2017	$23.87938	$29.41951	0
2018	$29.41951	$28.30837	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.37282	$11.95719	0
2010	$11.95719	$14.39143	0
2011	$14.39143	$13.70390	0
2012	$13.70390	$15.35361	0
2013	$15.35361	$22.27110	0
2014	$22.27110	$23.20450	0
2015	$23.20450	$25.51332	0
2016	$25.51332	$24.58537	0
2017	$24.58537	$34.47986	0
2018	$34.47986	$36.32137	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.28247	$11.78139	0
2010	$11.78139	$14.15088	0
2011	$14.15088	$13.44127	0
2012	$13.44127	$15.01675	0
2013	$15.01675	$21.73104	0
2014	$21.73104	$22.58393	0
2015	$22.58393	$24.77100	0
2016	$24.77100	$23.80061	0
2017	$23.80061	$33.30318	0
2018	$33.30318	$35.00299	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.13326	$9.45486	0
2010	$9.45486	$12.25109	0
2011	$12.25109	$11.14049	0
2012	$11.14049	$11.83907	0
2013	$11.83907	$15.94497	0
2014	$15.94497	$15.90721	0
2015	$15.90721	$14.64924	0
2016	$14.64924	$13.08221	0
2017	$13.08221	$17.76409	0
2018	$17.76409	$19.23268	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.62500	$18.40851	0
2010	$18.40851	$23.35824	0
2011	$23.35824	$24.17838	0
2012	$24.17838	$27.38391	0
2013	$27.38391	$27.29522	0
2014	$27.29522	$34.60712	0
2015	$34.60712	$34.55287	0
2016	$34.55287	$36.06659	0
2017	$36.06659	$36.34880	0
2018	$36.34880	$32.76813	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.23710	$11.63178	3,635
2010	$11.63178	$12.43651	2,746
2011	$12.43651	$12.01593	1,782
2012	$12.01593	$13.39537	609
2013	$13.39537	$16.98390	340
2014	$16.98390	$19.15434	222
2015	$19.15434	$19.37676	212
2016	$19.37676	$18.52141	236
2017	$18.52141	$22.95522	210
2018	$22.95522	$21.14680	208
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.67069	$10.32840	3,117
2010	$10.32840	$11.40051	2,290
2011	$11.40051	$11.21130	1,400
2012	$11.21130	$12.31144	321
2013	$12.31144	$13.60813	91
2014	$13.60813	$14.39915	0
2015	$14.39915	$14.18539	0
2016	$14.18539	$14.58637	0
2017	$14.58637	$15.56920	0
2018	$15.56920	$14.40724	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.24261	$10.67936	0
2010	$10.67936	$13.30331	0
2011	$13.30331	$13.14143	0
2012	$13.14143	$14.95361	0
2013	$14.95361	$19.86733	0
2014	$19.86733	$20.53717	0
2015	$20.53717	$21.39525	0
2016	$21.39525	$21.39577	0
2017	$21.39577	$26.92637	0
2018	$26.92637	$24.71306	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.89489	$17.60302	0
2010	$17.60302	$19.95211	0
2011	$19.95211	$17.87906	0
2012	$17.87906	$21.18278	0
2013	$21.18278	$26.35175	0
2014	$26.35175	$26.34490	0
2015	$26.34490	$26.75518	0
2016	$26.75518	$26.16967	0
2017	$26.16967	$34.95111	0
2018	$34.95111	$29.65103	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.18524	$14.13408	416
2010	$14.13408	$15.89124	409
2011	$15.89124	$15.66894	402
2012	$15.66894	$17.36681	402
2013	$17.36681	$16.95009	483
2014	$16.95009	$17.01801	505
2015	$17.01801	$16.25541	511
2016	$16.25541	$16.92241	517
2017	$16.92241	$17.57990	549
2018	$17.57990	$16.43893	536
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.61922	$12.06084	725
2010	$12.06084	$13.68480	710
2011	$13.68480	$13.36404	707
2012	$13.36404	$15.26514	685
2013	$15.26514	$19.65521	627
2014	$19.65521	$21.25681	600
2015	$21.25681	$21.47012	574
2016	$21.47012	$23.40981	560
2017	$23.40981	$26.75041	541
2018	$26.75041	$24.08177	549
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.08654	$16.20683	3,179
2010	$16.20683	$19.53702	2,369
2011	$19.53702	$18.68316	1,516
2012	$18.68316	$21.53503	471
2013	$21.53503	$29.66592	226
2014	$29.66592	$32.44768	131
2015	$32.44768	$29.84871	138
2016	$29.84871	$34.40917	127
2017	$34.40917	$38.40058	126
2018	$38.40058	$33.65129	131

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.33254	$6.76472	920
2010	$6.76472	$7.37432	915
2011	$7.37432	$7.79708	910
2012	$7.79708	$8.41468	906
2013	$8.41468	$8.21169	903
2014	$8.21169	$8.60129	899
2015	$8.60129	$8.48511	0
2016	$8.48511	$8.56617	0
2017	$8.56617	$8.75982	0
2018	$8.75982	$8.46836	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.36683	1,652
2010	$12.36683	$13.64196	1,644
2011	$13.64196	$13.62101	1,628
2012	$13.62101	$15.91827	219
2013	$15.91827	$20.64850	199
2014	$20.64850	$22.78818	187
2015	$22.78818	$21.64402	190
2016	$21.64402	$24.09676	182
2017	$24.09676	$28.03995	172
2018	$28.03995	$25.13521	175
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.19036	$10.07940	3,283
2010	$10.07940	$10.94280	2,412
2011	$10.94280	$11.01694	1,475
2012	$11.01694	$12.14440	338
2013	$12.14440	$14.04942	95
2014	$14.04942	$15.23241	0
2015	$15.23241	$14.75297	0
2016	$14.75297	$15.61058	0
2017	$15.61058	$17.60115	0
2018	$17.60115	$16.69972	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.10884	$13.38902	685
2010	$13.38902	$15.04273	681
2011	$15.04273	$14.67485	678
2012	$14.67485	$16.41583	675
2013	$16.41583	$19.21575	672
2014	$19.21575	$20.59754	669
2015	$20.59754	$20.21224	0
2016	$20.21224	$21.13033	0
2017	$21.13033	$23.87679	0
2018	$23.87679	$21.69099	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.44395	$12.89127	3,426
2010	$12.89127	$12.93997	2,517
2011	$12.93997	$12.52724	1,539
2012	$12.52724	$15.00369	353
2013	$15.00369	$20.82153	100
2014	$20.82153	$26.03526	0
2015	$26.03526	$27.49005	0
2016	$27.49005	$23.87353	0
2017	$23.87353	$26.96751	0
2018	$26.96751	$26.25939	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.67786	$18.59124	0
2010	$18.59124	$18.54601	0
2011	$18.54601	$17.18610	0
2012	$17.18610	$17.68301	0
2013	$17.68301	$19.71560	0
2014	$19.71560	$22.12939	0
2015	$22.12939	$19.52837	0
2016	$19.52837	$19.50930	0
2017	$19.50930	$23.35090	0
2018	$23.35090	$22.76615	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.26066	$10.07224	1,060
2010	$10.07224	$9.87046	1,129
2011	$9.87046	$9.67073	1,122
2012	$9.67073	$9.47386	1,205
2013	$9.47386	$9.28152	6,903
2014	$9.28152	$9.09309	1,409
2015	$9.09309	$8.90848	931
2016	$8.90848	$8.72817	1,002
2017	$8.72817	$8.57197	1,125
2018	$8.57197	$8.49587	1,038
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04932	0
2017	$10.04932	$12.88817	0
2018	$12.88817	$12.92521	0
Putnam VT High Yield Fund - Class IB
2009	$11.48841	$16.90204	1,212
2010	$16.90204	$18.88236	1,204
2011	$18.88236	$18.82266	1,196
2012	$18.82266	$21.38954	316
2013	$21.38954	$22.59913	315
2014	$22.59913	$22.48313	313
2015	$22.48313	$20.84561	0
2016	$20.84561	$23.59681	0
2017	$23.59681	$24.73172	0
2018	$24.73172	$23.24110	0
Putnam VT Income Fund - Class IB
2009	$8.39926	$12.06691	1,601
2010	$12.06691	$12.98755	1,606
2011	$12.98755	$13.35957	1,569
2012	$13.35957	$14.49232	481
2013	$14.49232	$14.46238	565
2014	$14.46238	$15.08206	570
2015	$15.08206	$14.55887	569
2016	$14.55887	$14.54784	601
2017	$14.54784	$15.05013	641
2018	$15.05013	$14.77221	597

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.17092	$14.85955	1,806
2010	$14.85955	$16.01613	1,796
2011	$16.01613	$13.03280	1,785
2012	$13.03280	$15.56427	856
2013	$15.56427	$19.52686	853
2014	$19.52686	$17.83196	849
2015	$17.83196	$17.49263	0
2016	$17.49263	$16.71631	0
2017	$16.71631	$20.73047	0
2018	$20.73047	$16.42521	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.35277	$11.98608	0
2010	$11.98608	$13.37611	0
2011	$13.37611	$13.10941	0
2012	$13.10941	$15.00258	0
2013	$15.00258	$19.85881	0
2014	$19.85881	$22.16036	0
2015	$22.16036	$21.23560	0
2016	$21.23560	$23.31083	0
2017	$23.31083	$28.05832	0
2018	$28.05832	$25.38660	0
Putnam VT Research Fund - Class IB
2009	$9.15032	$11.93839	0
2010	$11.93839	$13.61027	0
2011	$13.61027	$13.10021	0
2012	$13.10021	$15.13176	0
2013	$15.13176	$19.76857	0
2014	$19.76857	$22.24309	0
2015	$22.24309	$21.45262	0
2016	$21.45262	$23.13471	0
2017	$23.13471	$27.95702	0
2018	$27.95702	$26.09544	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.35523	$13.40396	0
2010	$13.40396	$15.69877	0
2011	$15.69877	$14.59740	0
2012	$14.59740	$16.69546	0
2013	$16.69546	$22.31482	0
2014	$22.31482	$24.80843	0
2015	$24.80843	$24.23187	0
2016	$24.23187	$25.58795	0
2017	$25.58795	$32.39502	0
2018	$32.39502	$31.24838	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced
Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003
Mortality & Expense = 1.90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.59476	$8.74710	3,810
2010	$8.74710	$10.01412	2,004
2011	$10.01412	$9.53225	7,051
2012	$9.53225	$10.83894	1,988
2013	$10.83894	$13.89742	1,989
2014	$13.89742	$15.19282	153
2015	$15.19282	$14.93707	0
2016	$14.93707	$15.75634	0
2017	$15.75634	$18.75980	0
2018	$18.75980	$17.14744	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.10796	$9.84021	9,466
2010	$9.84021	$10.84342	9,406
2011	$10.84342	$10.57192	9,350
2012	$10.57192	$11.54938	9,293
2013	$11.54938	$12.80029	2,387
2014	$12.80029	$13.06054	77
2015	$13.06054	$12.71974	63
2016	$12.71974	$13.10605	0
2017	$13.10605	$14.47608	0
2018	$14.47608	$13.56905	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.40568	$9.32090	3,125
2010	$9.32090	$10.43393	3,261
2011	$10.43393	$10.08946	3,382
2012	$10.08946	$11.16926	3,484
2013	$11.16926	$12.64571	3,586
2014	$12.64571	$12.95039	3,675
2015	$12.95039	$12.62151	3,761
2016	$12.62151	$13.07558	3,853
2017	$13.07558	$14.88593	3,880
2018	$14.88593	$13.68849	3,858
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.88847	$8.84736	0
2010	$8.84736	$10.03912	0
2011	$10.03912	$9.55161	0
2012	$9.55161	$10.77128	0
2013	$10.77128	$12.80404	0
2014	$12.80404	$13.13108	0
2015	$13.13108	$12.78853	0
2016	$12.78853	$13.32014	0
2017	$13.32014	$15.74267	0
2018	$15.74267	$14.17164	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.35278	$10.49794	0
2010	$10.49794	$11.02429	0
2011	$11.02429	$10.94438	0
2012	$10.94438	$11.38563	0
2013	$11.38563	$11.72834	0
2014	$11.72834	$11.88953	0
2015	$11.88953	$11.57471	0
2016	$11.57471	$11.80627	0
2017	$11.80627	$12.52726	0
2018	$12.52726	$11.98612	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.72295	0
2016	$17.72295	$17.36454	0
2017	$17.36454	$22.81535	0
2018	$22.81535	$25.06529	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.83387	$8.45084	8,253
2010	$8.45084	$9.49310	8,776
2011	$9.49310	$9.46095	9,161
2012	$9.46095	$10.71072	17,468
2013	$10.71072	$13.83329	14,310
2014	$13.83329	$15.34401	160
2015	$15.34401	$15.18596	0
2016	$15.18596	$16.59164	0
2017	$16.59164	$19.72497	0
2018	$19.72497	$18.39844	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.57287	$8.99380	3,150
2010	$8.99380	$11.32203	6,520
2011	$11.32203	$9.88268	1,607
2012	$9.88268	$11.08470	1,597
2013	$11.08470	$14.74615	1,589
2014	$14.74615	$15.30879	442
2015	$15.30879	$14.74468	439
2016	$14.74468	$16.15878	435
2017	$16.15878	$19.07270	432
2018	$19.07270	$15.91477	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$10.02306	$12.41960	22,896
2010	$12.41960	$14.18844	21,941
2011	$14.18844	$14.22677	16,930
2012	$14.22677	$15.63243	15,259
2013	$15.63243	$19.83720	14,194
2014	$19.83720	$21.19704	3,534
2015	$21.19704	$20.56531	3,306
2016	$20.56531	$22.47704	3,075
2017	$22.47704	$25.49980	2,863
2018	$25.49980	$23.82267	2,659

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.02658	$11.98396	3,517
2010	$11.98396	$13.22064	4,761
2011	$13.22064	$13.25358	4,939
2012	$13.25358	$14.61774	3,015
2013	$14.61774	$16.30763	2,885
2014	$16.30763	$16.70380	1,886
2015	$16.70380	$15.20091	1,805
2016	$15.20091	$16.97141	1,670
2017	$16.97141	$18.22636	1,544
2018	$18.22636	$17.07679	1,433
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.52970	$9.56427	6,433
2010	$9.56427	$10.44979	6,243
2011	$10.44979	$10.07772	5,917
2012	$10.07772	$11.08728	5,689
2013	$11.08728	$13.96418	5,391
2014	$13.96418	$15.37604	3,372
2015	$15.37604	$15.90133	2,974
2016	$15.90133	$15.29082	2,756
2017	$15.29082	$19.18181	1,377
2018	$19.18181	$18.50463	1,177
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.42267	$10.16946	2,568
2010	$10.16946	$11.14778	946
2011	$11.14778	$10.59218	941
2012	$10.59218	$11.75559	936
2013	$11.75559	$14.68860	931
2014	$14.68860	$15.20258	0
2015	$15.20258	$14.34148	0
2016	$14.34148	$15.75236	0
2017	$15.75236	$16.75132	0
2018	$16.75132	$14.56080	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.91027	$13.46483	13,587
2010	$13.46483	$14.65950	11,656
2011	$14.65950	$14.20414	10,084
2012	$14.20414	$15.88746	8,202
2013	$15.88746	$19.95178	7,589
2014	$19.95178	$20.92609	1,685
2015	$20.92609	$19.47721	1,519
2016	$19.47721	$22.13377	1,440
2017	$22.13377	$23.48317	1,160
2018	$23.48317	$20.90699	1,127
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.44039	$16.99621	10,386
2010	$16.99621	$21.33791	8,837
2011	$21.33791	$20.10715	9,537
2012	$20.10715	$23.30586	7,903
2013	$23.30586	$31.08828	9,216
2014	$31.08828	$30.61222	4,220
2015	$30.61222	$27.75824	3,964
2016	$27.75824	$35.38486	3,671
2017	$35.38486	$38.34046	3,222
2018	$38.34046	$32.70402	3,072

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.31744	$15.90948	1,012
2010	$15.90948	$19.88033	962
2011	$19.88033	$18.52525	938
2012	$18.52525	$20.10520	884
2013	$20.10520	$27.19621	506
2014	$27.19621	$28.61742	210
2015	$28.61742	$27.27466	209
2016	$27.27466	$27.81978	207
2017	$27.81978	$33.07145	206
2018	$33.07145	$30.63981	205
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.47230	$11.58019	1,502
2010	$11.58019	$11.93726	1,727
2011	$11.93726	$12.35242	1,646
2012	$12.35242	$12.32180	1,559
2013	$12.32180	$11.79421	1,505
2014	$11.79421	$11.93849	1,422
2015	$11.93849	$11.74445	1,333
2016	$11.74445	$11.57598	1,263
2017	$11.57598	$11.48724	1,210
2018	$11.48724	$11.28472	1,127
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.75512	$31.69371	6,471
2010	$31.69371	$36.48940	5,689
2011	$36.48940	$30.06267	4,661
2012	$30.06267	$33.30685	4,595
2013	$33.30685	$32.31000	3,657
2014	$32.31000	$28.97992	90
2015	$28.97992	$22.81153	95
2016	$22.81153	$26.23210	91
2017	$26.23210	$36.06752	37
2018	$36.06752	$29.73450	41
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.30808	$17.85660	10,415
2010	$17.85660	$18.95351	6,060
2011	$18.95351	$16.58434	5,264
2012	$16.58434	$19.19745	5,384
2013	$19.19745	$23.11411	5,602
2014	$23.11411	$20.11160	674
2015	$20.11160	$18.41263	530
2016	$18.41263	$19.32246	538
2017	$19.32246	$22.07957	532
2018	$22.07957	$18.27908	538
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.08259	$19.85041	0
2010	$19.85041	$22.24393	0
2011	$22.24393	$21.59049	0
2012	$21.59049	$24.32291	0
2013	$24.32291	$24.20256	0
2014	$24.20256	$24.13109	0
2015	$24.13109	$22.60957	0
2016	$22.60957	$22.78886	0
2017	$22.78886	$22.74504	0
2018	$22.74504	$22.70050	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.36638	$11.94697	2,303
2010	$11.94697	$13.98617	2,253
2011	$13.98617	$12.81930	2,230
2012	$12.81930	$14.23224	2,201
2013	$14.23224	$19.48043	2,076
2014	$19.48043	$20.63133	2,009
2015	$20.63133	$21.15965	1,986
2016	$21.15965	$21.13651	1,897
2017	$21.13651	$26.29145	1,797
2018	$26.29145	$24.73958	1,653
Invesco V.I. American Value Fund - Series I
2009	$8.88745	$12.11343	10,357
2010	$12.11343	$14.49840	8,327
2011	$14.49840	$14.32686	8,261
2012	$14.32686	$16.45430	13,297
2013	$16.45430	$21.63116	10,517
2014	$21.63116	$23.24420	5,791
2015	$23.24420	$20.68105	5,705
2016	$20.68105	$23.38752	5,581
2017	$23.38752	$25.18333	5,464
2018	$25.18333	$21.53745	5,246
Invesco V.I. American Value Fund - Series II
2009	$8.83575	$12.03888	0
2010	$12.03888	$14.40212	0
2011	$14.40212	$14.21827	0
2012	$14.21827	$16.29745	0
2013	$16.29745	$21.37163	0
2014	$21.37163	$22.90822	0
2015	$22.90822	$20.33011	0
2016	$20.33011	$22.93580	0
2017	$22.93580	$24.63376	0
2018	$24.63376	$21.01477	0
Invesco V.I. Comstock Fund - Series II
2009	$7.86985	$9.89427	4,947
2010	$9.89427	$11.20819	4,659
2011	$11.20819	$10.74305	4,346
2012	$10.74305	$12.50854	4,076
2013	$12.50854	$16.61375	4,589
2014	$16.61375	$17.74686	3,591
2015	$17.74686	$16.29952	3,411
2016	$16.29952	$18.67093	3,162
2017	$18.67093	$21.49641	2,485
2018	$21.49641	$18.44350	2,364
Invesco V.I. Equity and Income Fund - Series II
2009	$9.70329	$11.63702	0
2010	$11.63702	$12.76480	0
2011	$12.76480	$12.33611	0
2012	$12.33611	$13.57388	0
2013	$13.57388	$16.59768	0
2014	$16.59768	$17.67553	0
2015	$17.67553	$16.85868	0
2016	$16.85868	$18.95629	0
2017	$18.95629	$20.56346	0
2018	$20.56346	$18.17444	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.08232	$14.68186	16,916
2010	$14.68186	$16.12783	13,454
2011	$16.12783	$15.43427	13,035
2012	$15.43427	$17.27907	12,995
2013	$17.27907	$22.63101	10,438
2014	$22.63101	$24.36614	5,677
2015	$24.36614	$23.06646	5,216
2016	$23.06646	$26.97408	4,790
2017	$26.97408	$30.12133	3,687
2018	$30.12133	$25.48237	3,540
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.42965	$11.37527	2,973
2010	$11.37527	$14.17546	2,466
2011	$14.17546	$12.58050	2,400
2012	$12.58050	$13.74902	2,268
2013	$13.74902	$18.38930	1,747
2014	$18.38930	$19.38983	699
2015	$19.38983	$19.18233	616
2016	$19.18233	$18.88999	605
2017	$18.88999	$22.59331	343
2018	$22.59331	$20.82084	303
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.22444	$12.13057	3,048
2010	$12.13057	$13.33972	4,270
2011	$13.33972	$13.63408	3,863
2012	$13.63408	$15.02149	4,191
2013	$15.02149	$15.90956	4,263
2014	$15.90956	$16.25416	2,092
2015	$16.25416	$15.67079	2,196
2016	$15.67079	$17.20608	2,044
2017	$17.20608	$18.40064	1,491
2018	$18.40064	$17.29142	1,458
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.34760	$11.52947	2,076
2010	$11.52947	$13.43657	2,146
2011	$13.43657	$12.56564	2,199
2012	$12.56564	$13.60420	2,260
2013	$13.60420	$18.08309	2,303
2014	$18.08309	$18.96956	791
2015	$18.96956	$17.93347	769
2016	$17.93347	$20.32445	732
2017	$20.32445	$22.40499	714
2018	$22.40499	$20.14674	700
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.96300	$9.26992	1,050
2010	$9.26992	$10.65674	1,041
2011	$10.65674	$9.79996	1,005
2012	$9.79996	$10.75444	928
2013	$10.75444	$14.30981	773
2014	$14.30981	$15.08292	707
2015	$15.08292	$14.34485	668
2016	$14.34485	$16.44967	592
2017	$16.44967	$18.26342	521
2018	$18.26342	$16.42470	462

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.64771	$12.32352	5,018
2010	$12.32352	$14.83229	1
2011	$14.83229	$13.06359	1
2012	$13.06359	$14.59354	1
2013	$14.59354	$19.58670	0
2014	$19.58670	$20.34126	0
2015	$20.34126	$20.45839	0
2016	$20.45839	$20.27905	0
2017	$20.27905	$24.40733	0
2018	$24.40733	$23.20593	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.56592	$9.37933	3,456
2010	$9.37933	$11.51894	3,635
2011	$11.51894	$10.82614	3,469
2012	$10.82614	$12.14103	3,316
2013	$12.14103	$15.49161	6,189
2014	$15.49161	$16.91638	2,483
2015	$16.91638	$15.93551	2,367
2016	$15.93551	$18.16150	2,249
2017	$18.16150	$18.99900	2,153
2018	$18.99900	$15.80389	2,064
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.38765	$19.60309	0
2010	$19.60309	$21.06330	0
2011	$21.06330	$22.04408	0
2012	$22.04408	$25.44041	0
2013	$25.44041	$22.72749	0
2014	$22.72749	$22.89566	0
2015	$22.89566	$22.15361	0
2016	$22.15361	$23.98708	0
2017	$23.98708	$25.74018	0
2018	$25.74018	$23.42602	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.76969	$13.66205	1,897
2010	$13.66205	$15.25570	1,684
2011	$15.25570	$16.28933	5,087
2012	$16.28933	$18.43456	1,615
2013	$18.43456	$21.59820	1,472
2014	$21.59820	$22.10064	1,008
2015	$22.10064	$22.98082	870
2016	$22.98082	$23.72146	732
2017	$23.72146	$29.21028	612
2018	$29.21028	$28.09286	497
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.35526	$11.92265	434
2010	$11.92265	$14.34254	4,340
2011	$14.34254	$13.65040	4,514
2012	$13.65040	$15.28585	423
2013	$15.28585	$22.16152	412
2014	$22.16152	$23.07855	402
2015	$23.07855	$25.36190	389
2016	$25.36190	$24.42701	371
2017	$24.42701	$34.24060	356
2018	$34.24060	$36.05114	343

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.26513	$11.74735	0
2010	$11.74735	$14.10280	0
2011	$14.10280	$13.38879	0
2012	$13.38879	$14.95045	0
2013	$14.95045	$21.62408	0
2014	$21.62408	$22.46130	0
2015	$22.46130	$24.62393	0
2016	$24.62393	$23.64726	0
2017	$23.64726	$33.07201	0
2018	$33.07201	$34.74249	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.12488	$9.43712	6,126
2010	$9.43712	$12.22187	4,157
2011	$12.22187	$11.10825	2,479
2012	$11.10825	$11.79877	0
2013	$11.79877	$15.88259	0
2014	$15.88259	$15.83688	0
2015	$15.83688	$14.57703	0
2016	$14.57703	$13.01108	0
2017	$13.01108	$17.65865	0
2018	$17.65865	$19.10888	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.57866	$18.34080	3,009
2010	$18.34080	$23.26048	6,075
2011	$23.26048	$24.06494	6,182
2012	$24.06494	$27.24148	7,657
2013	$27.24148	$27.13940	2,140
2014	$27.13940	$34.39202	920
2015	$34.39202	$34.32059	832
2016	$34.32059	$35.80593	756
2017	$35.80593	$36.06798	707
2018	$36.06798	$32.49857	658
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.21328	$11.59223	17,955
2010	$11.59223	$12.38791	15,715
2011	$12.38791	$11.96287	14,995
2012	$11.96287	$13.32939	13,490
2013	$13.32939	$16.89162	12,583
2014	$16.89162	$19.04056	8,072
2015	$19.04056	$19.25182	7,600
2016	$19.25182	$18.39262	7,336
2017	$18.39262	$22.78415	6,431
2018	$22.78415	$20.97862	5,897
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.64321	$10.29041	4,220
2010	$10.29041	$11.35280	3,529
2011	$11.35280	$11.15869	3,394
2012	$11.15869	$12.24741	2,076
2013	$12.24741	$13.53045	1,909
2014	$13.53045	$14.30965	1,825
2015	$14.30965	$14.09003	1,632
2016	$14.09003	$14.48093	1,475
2017	$14.48093	$15.44891	1,394
2018	$15.44891	$14.28872	1,312

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.21650	$10.64011	2,949
2010	$10.64011	$13.24766	4,605
2011	$13.24766	$13.07980	4,308
2012	$13.07980	$14.87587	2,343
2013	$14.87587	$19.75396	2,157
2014	$19.75396	$20.40955	1,988
2015	$20.40955	$21.25143	1,821
2016	$21.25143	$21.24114	1,653
2017	$21.24114	$26.71837	1,502
2018	$26.71837	$24.50978	1,358
Oppenheimer Global Fund/VA - Service Shares
2009	$12.85405	$17.53830	5,642
2010	$17.53830	$19.86862	4,553
2011	$19.86862	$17.79517	4,713
2012	$17.79517	$21.07261	4,518
2013	$21.07261	$26.20132	4,217
2014	$26.20132	$26.18114	3,101
2015	$26.18114	$26.57530	3,032
2016	$26.57530	$25.98050	3,082
2017	$25.98050	$34.68105	2,748
2018	$34.68105	$29.40707	2,717
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.14666	$14.08214	44,026
2010	$14.08214	$15.82477	43,795
2011	$15.82477	$15.59545	39,944
2012	$15.59545	$17.27651	39,371
2013	$17.27651	$16.85335	40,776
2014	$16.85335	$16.91226	26,723
2015	$16.91226	$16.14614	25,407
2016	$16.14614	$16.80010	23,628
2017	$16.80010	$17.44407	20,597
2018	$17.44407	$16.30368	20,332
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.58877	$12.01653	16,433
2010	$12.01653	$13.62757	15,283
2011	$13.62757	$13.30137	13,580
2012	$13.30137	$15.18579	16,782
2013	$15.18579	$19.54306	12,718
2014	$19.54306	$21.12474	6,088
2015	$21.12474	$21.32584	5,730
2016	$21.32584	$23.24066	5,294
2017	$23.24066	$26.54379	3,902
2018	$26.54379	$23.88370	3,890
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.04826	$16.14726	6,447
2010	$16.14726	$19.45529	4,431
2011	$19.45529	$18.59551	4,150
2012	$18.59551	$21.42305	4,037
2013	$21.42305	$29.49661	4,295
2014	$29.49661	$32.24604	1,681
2015	$32.24604	$29.64808	1,603
2016	$29.64808	$34.16050	1,521
2017	$34.16050	$38.10393	1,338
2018	$38.10393	$33.37448	1,290

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.31882	$6.74662	193
2010	$6.74662	$7.35084	8,710
2011	$7.35084	$7.76830	7,318
2012	$7.76830	$8.37933	859
2013	$8.37933	$8.17302	937
2014	$8.17302	$8.55641	1,097
2015	$8.55641	$8.43654	1,654
2016	$8.43654	$8.51280	1,567
2017	$8.51280	$8.70086	1,738
2018	$8.70086	$8.40712	1,899
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.32137	3,137
2010	$12.32137	$13.58488	3,045
2011	$13.58488	$13.55712	2,922
2012	$13.55712	$15.83550	8,311
2013	$15.83550	$20.53067	6,278
2014	$20.53067	$22.64658	1,899
2015	$22.64658	$21.49855	1,809
2016	$21.49855	$23.92262	1,677
2017	$23.92262	$27.82334	637
2018	$27.82334	$24.92846	615
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.16441	$10.04234	21,476
2010	$10.04234	$10.89702	21,380
2011	$10.89702	$10.96525	20,609
2012	$10.96525	$12.08124	20,001
2013	$12.08124	$13.96921	16,403
2014	$13.96921	$15.13771	15,714
2015	$15.13771	$14.65377	15,014
2016	$14.65377	$15.49772	14,455
2017	$15.49772	$17.46513	13,864
2018	$17.46513	$16.56231	13,279
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.07681	$13.33980	3,241
2010	$13.33980	$14.97978	6,748
2011	$14.97978	$14.60602	6,901
2012	$14.60602	$16.33047	3,202
2013	$16.33047	$19.10609	3,264
2014	$19.10609	$20.46955	3,265
2015	$20.46955	$20.07639	3,206
2016	$20.07639	$20.97763	3,159
2017	$20.97763	$23.69235	3,166
2018	$23.69235	$21.51257	3,215
Putnam VT Global Health Care Fund - Class IB
2009	$10.41085	$12.84384	2,641
2010	$12.84384	$12.88578	2,801
2011	$12.88578	$12.46844	2,956
2012	$12.46844	$14.92563	1,800
2013	$14.92563	$20.70264	1,610
2014	$20.70264	$25.87340	1,335
2015	$25.87340	$27.30521	1,210
2016	$27.30521	$23.70094	1,290
2017	$23.70094	$26.75910	1,310
2018	$26.75910	$26.04332	1,323

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.62192	$18.52296	3,638
2010	$18.52296	$18.46848	3,646
2011	$18.46848	$17.10554	2,334
2012	$17.10554	$17.59111	1,084
2013	$17.59111	$19.60313	724
2014	$19.60313	$21.99194	228
2015	$21.99194	$19.39717	230
2016	$19.39717	$19.36837	229
2017	$19.36837	$23.17059	0
2018	$23.17059	$22.57897	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.22822	$10.03526	29,981
2010	$10.03526	$9.82920	16,804
2011	$9.82920	$9.62541	16,399
2012	$9.62541	$9.42464	16,071
2013	$9.42464	$9.22859	54,309
2014	$9.22859	$9.03661	8,527
2015	$9.03661	$8.84864	7,607
2016	$8.84864	$8.66512	7,133
2017	$8.66512	$8.50578	7,032
2018	$8.50578	$8.42601	6,776
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04874	13,950
2017	$10.04874	$12.88095	11,756
2018	$12.88095	$12.91145	10,368
Putnam VT High Yield Fund - Class IB
2009	$11.45201	$16.83990	6,169
2010	$16.83990	$18.80335	4,778
2011	$18.80335	$18.73437	4,511
2012	$18.73437	$21.27833	4,240
2013	$21.27833	$22.47016	4,192
2014	$22.47016	$22.34341	3,501
2015	$22.34341	$20.70550	3,370
2016	$20.70550	$23.42629	3,064
2017	$23.42629	$24.54067	2,824
2018	$24.54067	$23.04993	2,470
Putnam VT Income Fund - Class IB
2009	$8.37265	$12.02255	17,359
2010	$12.02255	$12.93321	16,590
2011	$12.93321	$13.29691	15,511
2012	$13.29691	$14.41698	15,569
2013	$14.41698	$14.37985	10,150
2014	$14.37985	$14.98836	10,179
2015	$14.98836	$14.46103	10,230
2016	$14.46103	$14.44271	10,186
2017	$14.44271	$14.93387	8,933
2018	$14.93387	$14.65070	9,399

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.13237	$14.80492	3,541
2010	$14.80492	$15.94911	3,679
2011	$15.94911	$12.97165	3,829
2012	$12.97165	$15.48333	3,487
2013	$15.48333	$19.41542	3,195
2014	$19.41542	$17.72114	3,112
2015	$17.72114	$17.37505	2,764
2016	$17.37505	$16.59549	2,694
2017	$16.59549	$20.57030	2,083
2018	$20.57030	$16.29008	1,731
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.32313	$11.94199	166
2010	$11.94199	$13.32013	0
2011	$13.32013	$13.04790	0
2012	$13.04790	$14.92455	5,711
2013	$14.92455	$19.74545	3,124
2014	$19.74545	$22.02261	0
2015	$22.02261	$21.09284	0
2016	$21.09284	$23.14233	0
2017	$23.14233	$27.84151	0
2018	$27.84151	$25.17774	0
Putnam VT Research Fund - Class IB
2009	$9.12133	$11.89453	4,619
2010	$11.89453	$13.55335	2,663
2011	$13.55335	$13.03878	4,320
2012	$13.03878	$15.05311	2,320
2013	$15.05311	$19.65578	1,997
2014	$19.65578	$22.10491	1,776
2015	$22.10491	$21.30846	1,638
2016	$21.30846	$22.96755	1,570
2017	$22.96755	$27.74108	1,375
2018	$27.74108	$25.88082	1,264
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.32241	$13.35467	0
2010	$13.35467	$15.63307	2,032
2011	$15.63307	$14.52891	2,015
2012	$14.52891	$16.60863	1,949
2013	$16.60863	$22.18744	339
2014	$22.18744	$24.65423	37
2015	$24.65423	$24.06897	27
2016	$24.06897	$25.40298	22
2017	$25.40298	$32.14472	20
2018	$32.14472	$30.99130	20
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase)
Option, added prior to May 1, 2003
Mortality & Expense = 1.95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.58573	$8.73066	0
2010	$8.73066	$9.99022	0
2011	$9.99022	$9.50464	0
2012	$9.50464	$10.80202	0
2013	$10.80202	$13.84301	0
2014	$13.84301	$15.12561	0
2015	$15.12561	$14.86340	0
2016	$14.86340	$15.67064	0
2017	$15.67064	$18.64840	0
2018	$18.64840	$17.03702	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.09689	$9.82176	0
2010	$9.82176	$10.81756	0
2011	$10.81756	$10.54131	0
2012	$10.54131	$11.51005	0
2013	$11.51005	$12.75020	0
2014	$12.75020	$13.00278	0
2015	$13.00278	$12.65703	0
2016	$12.65703	$13.03478	0
2017	$13.03478	$14.39014	0
2018	$14.39014	$13.48170	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.39556	$9.30342	0
2010	$9.30342	$10.40903	0
2011	$10.40903	$10.06026	0
2012	$10.06026	$11.13124	0
2013	$11.13124	$12.59622	0
2014	$12.59622	$12.89311	0
2015	$12.89311	$12.55927	0
2016	$12.55927	$13.00448	0
2017	$13.00448	$14.79755	0
2018	$14.79755	$13.60035	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.87905	$8.83076	0
2010	$8.83076	$10.01518	0
2011	$10.01518	$9.52398	0
2012	$9.52398	$10.73462	0
2013	$10.73462	$12.75396	0
2014	$12.75396	$13.07304	0
2015	$13.07304	$12.72550	0
2016	$12.72550	$13.24772	0
2017	$13.24772	$15.64921	0
2018	$15.64921	$14.08040	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.34000	$10.47824	0
2010	$10.47824	$10.99799	0
2011	$10.99799	$10.91270	0
2012	$10.91270	$11.34685	0
2013	$11.34685	$11.68244	0
2014	$11.68244	$11.83695	0
2015	$11.83695	$11.51763	0
2016	$11.51763	$11.74208	0
2017	$11.74208	$12.45289	0
2018	$12.45289	$11.90896	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.63559	0
2016	$17.63559	$17.27014	0
2017	$17.27014	$22.67993	0
2018	$22.67993	$24.90395	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.82454	$8.43499	0
2010	$8.43499	$9.47047	0
2011	$9.47047	$9.43358	0
2012	$9.43358	$10.67428	0
2013	$10.67428	$13.77919	0
2014	$13.77919	$15.27620	0
2015	$15.27620	$15.11111	0
2016	$15.11111	$16.50147	0
2017	$16.50147	$19.60794	0
2018	$19.60794	$18.28005	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.56388	$8.97692	0
2010	$8.97692	$11.29503	0
2011	$11.29503	$9.85408	0
2012	$9.85408	$11.04696	0
2013	$11.04696	$14.68845	0
2014	$14.68845	$15.24111	0
2015	$15.24111	$14.67199	0
2016	$14.67199	$16.07092	0
2017	$16.07092	$18.95947	0
2018	$18.95947	$15.81230	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.99409	$12.37736	0
2010	$12.37736	$14.13297	0
2011	$14.13297	$14.16394	0
2012	$14.16394	$15.55542	0
2013	$15.55542	$19.72938	0
2014	$19.72938	$21.07108	0
2015	$21.07108	$20.43266	0
2016	$20.43266	$22.32069	0
2017	$22.32069	$25.30969	0
2018	$25.30969	$23.63314	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.00509	$11.94932	0
2010	$11.94932	$13.17569	0
2011	$13.17569	$13.20178	0
2012	$13.20178	$14.55315	0
2013	$14.55315	$16.22728	0
2014	$16.22728	$16.61301	0
2015	$16.61301	$15.11056	0
2016	$15.11056	$16.86194	0
2017	$16.86194	$18.09971	0
2018	$18.09971	$16.94958	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.51338	$9.53867	0
2010	$9.53867	$10.41650	0
2011	$10.41650	$10.04051	0
2012	$10.04051	$11.04068	0
2013	$11.04068	$13.89839	0
2014	$13.89839	$15.29578	0
2015	$15.29578	$15.81025	0
2016	$15.81025	$15.19549	0
2017	$15.19549	$19.05266	0
2018	$19.05266	$18.37075	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.41116	$10.15038	0
2010	$10.15038	$11.12119	0
2011	$11.12119	$10.56153	0
2012	$10.56153	$11.71555	0
2013	$11.71555	$14.63110	0
2014	$14.63110	$15.13533	0
2015	$15.13533	$14.27075	0
2016	$14.27075	$15.66668	0
2017	$15.66668	$16.65185	0
2018	$16.65185	$14.46703	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.87873	$13.41906	0
2010	$13.41906	$14.60220	0
2011	$14.60220	$14.14142	0
2012	$14.14142	$15.80920	0
2013	$15.80920	$19.84336	0
2014	$19.84336	$20.80174	0
2015	$20.80174	$19.35158	0
2016	$19.35158	$21.97981	0
2017	$21.97981	$23.30810	0
2018	$23.30810	$20.74066	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.40151	$16.93838	0
2010	$16.93838	$21.25445	0
2011	$21.25445	$20.01830	0
2012	$20.01830	$23.19099	0
2013	$23.19099	$30.91926	0
2014	$30.91926	$30.43023	0
2015	$30.43023	$27.57912	0
2016	$27.57912	$35.13862	0
2017	$35.13862	$38.05454	0
2018	$38.05454	$32.44375	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.28469	$15.85534	0
2010	$15.85534	$19.80257	0
2011	$19.80257	$18.44338	0
2012	$18.44338	$20.00610	0
2013	$20.00610	$27.04834	0
2014	$27.04834	$28.44728	0
2015	$28.44728	$27.09864	0
2016	$27.09864	$27.62618	0
2017	$27.62618	$32.82482	0
2018	$32.82482	$30.39597	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.44496	$11.54670	0
2010	$11.54670	$11.89664	0
2011	$11.89664	$12.30413	0
2012	$12.30413	$12.26735	0
2013	$12.26735	$11.73610	0
2014	$11.73610	$11.87361	0
2015	$11.87361	$11.67466	0
2016	$11.67466	$11.50133	0
2017	$11.50133	$11.40743	0
2018	$11.40743	$11.20067	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.70087	$31.58590	0
2010	$31.58590	$36.34674	0
2011	$36.34674	$29.92986	0
2012	$29.92986	$33.14274	0
2013	$33.14274	$32.13437	0
2014	$32.13437	$28.80764	0
2015	$28.80764	$22.66432	0
2016	$22.66432	$26.04955	0
2017	$26.04955	$35.79856	0
2018	$35.79856	$29.49787	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.26957	$17.79584	0
2010	$17.79584	$18.87937	0
2011	$18.87937	$16.51104	0
2012	$16.51104	$19.10281	0
2013	$19.10281	$22.98842	0
2014	$22.98842	$19.99202	0
2015	$19.99202	$18.29378	0
2016	$18.29378	$19.18797	0
2017	$19.18797	$21.91487	0
2018	$21.91487	$18.13357	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$17.03320	$19.78291	0
2010	$19.78291	$22.15697	0
2011	$22.15697	$21.49512	0
2012	$21.49512	$24.20309	0
2013	$24.20309	$24.07102	0
2014	$24.07102	$23.98767	0
2015	$23.98767	$22.46370	0
2016	$22.46370	$22.63032	0
2017	$22.63032	$22.57546	0
2018	$22.57546	$22.51988	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.34506	$11.90630	0
2010	$11.90630	$13.93145	0
2011	$13.93145	$12.76264	0
2012	$12.76264	$14.16208	0
2013	$14.16208	$19.37450	0
2014	$19.37450	$20.50866	0
2015	$20.50866	$21.02310	0
2016	$21.02310	$20.98942	0
2017	$20.98942	$26.09540	0
2018	$26.09540	$24.54272	0
Invesco V.I. American Value Fund - Series I
2009	$8.86625	$12.07837	0
2010	$12.07837	$14.44905	0
2011	$14.44905	$14.27082	0
2012	$14.27082	$16.38155	0
2013	$16.38155	$21.52454	0
2014	$21.52454	$23.11781	0
2015	$23.11781	$20.55809	0
2016	$20.55809	$23.23662	0
2017	$23.23662	$25.00829	0
2018	$25.00829	$21.37695	0
Invesco V.I. American Value Fund - Series II
2009	$8.81470	$12.00407	0
2010	$12.00407	$14.35315	0
2011	$14.35315	$14.16270	0
2012	$14.16270	$16.22544	0
2013	$16.22544	$21.26633	0
2014	$21.26633	$22.78371	0
2015	$22.78371	$20.20927	0
2016	$20.20927	$22.78785	0
2017	$22.78785	$24.46257	0
2018	$24.46257	$20.85820	0
Invesco V.I. Comstock Fund - Series II
2009	$7.85108	$9.86563	0
2010	$9.86563	$11.17005	0
2011	$11.17005	$10.70102	0
2012	$10.70102	$12.45324	0
2013	$12.45324	$16.53186	0
2014	$16.53186	$17.65035	0
2015	$17.65035	$16.20258	0
2016	$16.20258	$18.55045	0
2017	$18.55045	$21.34697	0
2018	$21.34697	$18.30604	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.68017	$11.60337	0
2010	$11.60337	$12.72139	0
2011	$12.72139	$12.28789	0
2012	$12.28789	$13.51391	0
2013	$13.51391	$16.51592	0
2014	$16.51592	$17.57948	0
2015	$17.57948	$16.75850	0
2016	$16.75850	$18.83405	0
2017	$18.83405	$20.42058	0
2018	$20.42058	$18.03906	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.04736	$14.63190	0
2010	$14.63190	$16.06475	0
2011	$16.06475	$15.36607	0
2012	$15.36607	$17.19390	0
2013	$17.19390	$22.50796	0
2014	$22.50796	$24.22128	0
2015	$24.22128	$22.91760	0
2016	$22.91760	$26.78637	0
2017	$26.78637	$29.89670	0
2018	$29.89670	$25.27958	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.41194	$11.34236	0
2010	$11.34236	$14.12723	0
2011	$14.12723	$12.53130	0
2012	$12.53130	$13.68823	0
2013	$13.68823	$18.29867	0
2014	$18.29867	$19.28441	0
2015	$19.28441	$19.06828	0
2016	$19.06828	$18.76812	0
2017	$18.76812	$22.43628	0
2018	$22.43628	$20.66570	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.20443	$12.09807	0
2010	$12.09807	$13.29719	0
2011	$13.29719	$13.58368	0
2012	$13.58368	$14.95830	0
2013	$14.95830	$15.83453	0
2014	$15.83453	$16.16925	0
2015	$16.16925	$15.58096	0
2016	$15.58096	$17.09874	0
2017	$17.09874	$18.27666	0
2018	$18.27666	$17.16625	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.32732	$11.49859	0
2010	$11.49859	$13.39375	0
2011	$13.39375	$12.51920	0
2012	$12.51920	$13.54698	0
2013	$13.54698	$17.99784	0
2014	$17.99784	$18.87049	0
2015	$18.87049	$17.83070	0
2016	$17.83070	$20.19769	0
2017	$20.19769	$22.25408	0
2018	$22.25408	$20.00094	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.94573	$9.24509	0
2010	$9.24509	$10.62277	0
2011	$10.62277	$9.76374	0
2012	$9.76374	$10.70921	0
2013	$10.70921	$14.24236	0
2014	$14.24236	$15.00415	0
2015	$15.00415	$14.26264	0
2016	$14.26264	$16.34707	0
2017	$16.34707	$18.14039	0
2018	$18.14039	$16.30582	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.62896	$12.29053	0
2010	$12.29053	$14.78505	0
2011	$14.78505	$13.01533	0
2012	$13.01533	$14.53217	0
2013	$14.53217	$19.49436	0
2014	$19.49436	$20.23502	0
2015	$20.23502	$20.34115	0
2016	$20.34115	$20.15256	0
2017	$20.15256	$24.24293	0
2018	$24.24293	$23.03797	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.54952	$9.35421	0
2010	$9.35421	$11.48223	0
2011	$11.48223	$10.78613	0
2012	$10.78613	$12.08998	0
2013	$12.08998	$15.41860	0
2014	$15.41860	$16.82807	0
2015	$16.82807	$15.84423	0
2016	$15.84423	$18.04828	0
2017	$18.04828	$18.87108	0
2018	$18.87108	$15.68956	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.34313	$19.53640	0
2010	$19.53640	$20.98093	0
2011	$20.98093	$21.94668	0
2012	$21.94668	$25.31505	0
2013	$25.31505	$22.60395	0
2014	$22.60395	$22.75956	0
2015	$22.75956	$22.01067	0
2016	$22.01067	$23.82017	0
2017	$23.82017	$25.54823	0
2018	$25.54823	$23.23959	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.74223	$13.62028	0
2010	$13.62028	$15.20130	0
2011	$15.20130	$16.22297	0
2012	$16.22297	$18.35006	0
2013	$18.35006	$21.48822	0
2014	$21.48822	$21.97688	0
2015	$21.97688	$22.84045	0
2016	$22.84045	$23.56456	0
2017	$23.56456	$29.00251	0
2018	$29.00251	$27.87897	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.33773	$11.88816	0
2010	$11.88816	$14.29376	0
2011	$14.29376	$13.59703	0
2012	$13.59703	$15.21829	0
2013	$15.21829	$22.05233	0
2014	$22.05233	$22.95311	0
2015	$22.95311	$25.21117	0
2016	$25.21117	$24.26947	0
2017	$24.26947	$34.00270	0
2018	$34.00270	$35.78260	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.24780	$11.71333	0
2010	$11.71333	$14.05479	0
2011	$14.05479	$13.33641	0
2012	$13.33641	$14.88435	0
2013	$14.88435	$21.51749	0
2014	$21.51749	$22.33918	0
2015	$22.33918	$24.47754	0
2016	$24.47754	$23.49470	0
2017	$23.49470	$32.84216	0
2018	$32.84216	$34.48363	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.11649	$9.41939	0
2010	$9.41939	$12.19268	0
2011	$12.19268	$11.07608	0
2012	$11.07608	$11.75857	0
2013	$11.75857	$15.82040	0
2014	$15.82040	$15.76681	0
2015	$15.76681	$14.50511	0
2016	$14.50511	$12.94029	0
2017	$12.94029	$17.55377	0
2018	$17.55377	$18.98579	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.53647	$18.27837	0
2010	$18.27837	$23.16948	0
2011	$23.16948	$23.95857	0
2012	$23.95857	$27.10719	0
2013	$27.10719	$26.99181	0
2014	$26.99181	$34.18753	0
2015	$34.18753	$34.09910	0
2016	$34.09910	$35.55675	0
2017	$35.55675	$35.79899	0
2018	$35.79899	$32.23992	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.18955	$11.55282	0
2010	$11.55282	$12.33949	0
2011	$12.33949	$11.91004	0
2012	$11.91004	$13.26374	0
2013	$13.26374	$16.79985	0
2014	$16.79985	$18.92743	0
2015	$18.92743	$19.12767	0
2016	$19.12767	$18.26471	0
2017	$18.26471	$22.61435	0
2018	$22.61435	$20.81177	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.61821	$10.25540	0
2010	$10.25540	$11.30840	0
2011	$11.30840	$11.10938	0
2012	$11.10938	$12.18703	0
2013	$12.18703	$13.45688	0
2014	$13.45688	$14.22458	0
2015	$14.22458	$13.99910	0
2016	$13.99910	$14.38016	0
2017	$14.38016	$15.33369	0
2018	$15.33369	$14.17500	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.19272	$10.60390	0
2010	$10.60390	$13.19584	0
2011	$13.19584	$13.02200	0
2012	$13.02200	$14.80254	0
2013	$14.80254	$19.64655	0
2014	$19.64655	$20.28821	0
2015	$20.28821	$21.11430	0
2016	$21.11430	$21.09333	0
2017	$21.09333	$26.51913	0
2018	$26.51913	$24.31474	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.81688	$17.47866	0
2010	$17.47866	$19.79095	0
2011	$19.79095	$17.71656	0
2012	$17.71656	$20.96878	0
2013	$20.96878	$26.05893	0
2014	$26.05893	$26.02555	0
2015	$26.02555	$26.40388	0
2016	$26.40388	$25.79977	0
2017	$25.79977	$34.42250	0
2018	$34.42250	$29.17310	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.11153	$14.03425	0
2010	$14.03425	$15.76288	0
2011	$15.76288	$15.52655	0
2012	$15.52655	$17.19138	0
2013	$17.19138	$16.76174	0
2014	$16.76174	$16.81173	0
2015	$16.81173	$16.04197	0
2016	$16.04197	$16.68322	0
2017	$16.68322	$17.31401	0
2018	$17.31401	$16.17396	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.56102	$11.97563	0
2010	$11.97563	$13.57426	0
2011	$13.57426	$13.24259	0
2012	$13.24259	$15.11093	0
2013	$15.11093	$19.43680	0
2014	$19.43680	$20.99916	0
2015	$20.99916	$21.18824	0
2016	$21.18824	$23.07894	0
2017	$23.07894	$26.34586	0
2018	$26.34586	$23.69365	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$12.01340	$16.09230	0
2010	$16.09230	$19.37918	0
2011	$19.37918	$18.51333	0
2012	$18.51333	$21.31745	0
2013	$21.31745	$29.33624	0
2014	$29.33624	$32.05434	0
2015	$32.05434	$29.45677	0
2016	$29.45677	$33.92278	0
2017	$33.92278	$37.81976	0
2018	$37.81976	$33.10887	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.30512	$6.72856	0
2010	$6.72856	$7.32741	0
2011	$7.32741	$7.73960	0
2012	$7.73960	$8.34409	0
2013	$8.34409	$8.13450	0
2014	$8.13450	$8.51174	0
2015	$8.51174	$8.38821	0
2016	$8.38821	$8.45973	0
2017	$8.45973	$8.64228	0
2018	$8.64228	$8.34631	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.27945	0
2010	$12.27945	$13.53175	0
2011	$13.53175	$13.49721	0
2012	$13.49721	$15.75744	0
2013	$15.75744	$20.41904	0
2014	$20.41904	$22.51194	0
2015	$22.51194	$21.35982	0
2016	$21.35982	$23.75615	0
2017	$23.75615	$27.61585	0
2018	$27.61585	$24.73007	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.14078	$10.00817	0
2010	$10.00817	$10.85440	0
2011	$10.85440	$10.91680	0
2012	$10.91680	$12.02170	0
2013	$12.02170	$13.89327	0
2014	$13.89327	$15.04772	0
2015	$15.04772	$14.55922	0
2016	$14.55922	$15.38989	0
2017	$15.38989	$17.33491	0
2018	$17.33491	$16.43053	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.04767	$13.29443	0
2010	$13.29443	$14.92123	0
2011	$14.92123	$14.54151	0
2012	$14.54151	$16.25002	0
2013	$16.25002	$19.00226	0
2014	$19.00226	$20.34790	0
2015	$20.34790	$19.94688	0
2016	$19.94688	$20.83170	0
2017	$20.83170	$23.51571	0
2018	$23.51571	$21.34142	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.38073	$12.80016	0
2010	$12.80016	$12.83540	0
2011	$12.83540	$12.41335	0
2012	$12.41335	$14.85207	0
2013	$14.85207	$20.59012	0
2014	$20.59012	$25.71964	0
2015	$25.71964	$27.12908	0
2016	$27.12908	$23.53605	0
2017	$23.53605	$26.55960	0
2018	$26.55960	$25.83610	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.57095	$18.45996	0
2010	$18.45996	$18.39627	0
2011	$18.39627	$17.02996	0
2012	$17.02996	$17.50442	0
2013	$17.50442	$19.49657	0
2014	$19.49657	$21.86121	0
2015	$21.86121	$19.27201	0
2016	$19.27201	$19.23360	0
2017	$19.23360	$22.99780	0
2018	$22.99780	$22.39929	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.19857	$10.00107	0
2010	$10.00107	$9.79071	0
2011	$9.79071	$9.58284	0
2012	$9.58284	$9.37816	0
2013	$9.37816	$9.17838	0
2014	$9.17838	$8.98286	0
2015	$8.98286	$8.79151	0
2016	$8.79151	$8.60479	0
2017	$8.60479	$8.44232	0
2018	$8.44232	$8.35893	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04815	0
2017	$10.04815	$12.87374	0
2018	$12.87374	$12.89771	0
Putnam VT High Yield Fund - Class IB
2009	$11.41891	$16.78266	0
2010	$16.78266	$18.72987	0
2011	$18.72987	$18.65166	0
2012	$18.65166	$21.17354	0
2013	$21.17354	$22.34808	0
2014	$22.34808	$22.21068	0
2015	$22.21068	$20.57199	0
2016	$20.57199	$23.26339	0
2017	$23.26339	$24.35778	0
2018	$24.35778	$22.86663	0
Putnam VT Income Fund - Class IB
2009	$8.34845	$11.98169	0
2010	$11.98169	$12.88266	0
2011	$12.88266	$13.23820	0
2012	$13.23820	$14.34597	0
2013	$14.34597	$14.30171	0
2014	$14.30171	$14.89929	0
2015	$14.89929	$14.36776	0
2016	$14.36776	$14.34226	0
2017	$14.34226	$14.82255	0
2018	$14.82255	$14.53416	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.09726	$14.75454	0
2010	$14.75454	$15.88673	0
2011	$15.88673	$12.91432	0
2012	$12.91432	$15.40699	0
2013	$15.40699	$19.30984	0
2014	$19.30984	$17.61577	0
2015	$17.61577	$17.26291	0
2016	$17.26291	$16.47999	0
2017	$16.47999	$20.41688	0
2018	$20.41688	$16.16043	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.29616	$11.90135	0
2010	$11.90135	$13.26803	0
2011	$13.26803	$12.99023	0
2012	$12.99023	$14.85099	0
2013	$14.85099	$19.63811	0
2014	$19.63811	$21.89171	0
2015	$21.89171	$20.95676	0
2016	$20.95676	$22.98132	0
2017	$22.98132	$27.63394	0
2018	$27.63394	$24.97741	0
Putnam VT Research Fund - Class IB
2009	$9.09495	$11.85405	0
2010	$11.85405	$13.50034	0
2011	$13.50034	$12.98116	0
2012	$12.98116	$14.97892	0
2013	$14.97892	$19.54894	0
2014	$19.54894	$21.97353	0
2015	$21.97353	$21.17099	0
2016	$21.17099	$22.80776	0
2017	$22.80776	$27.53425	0
2018	$27.53425	$25.67490	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.29255	$13.30923	0
2010	$13.30923	$15.57193	0
2011	$15.57193	$14.46471	0
2012	$14.46471	$16.52677	0
2013	$16.52677	$22.06682	0
2014	$22.06682	$24.50768	0
2015	$24.50768	$23.91367	0
2016	$23.91367	$25.22623	0
2017	$25.22623	$31.90503	0
2018	$31.90503	$30.74470	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option or Enhanced Beneficiary
Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option
(age 0-70)
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.57672	$8.71426	0
2010	$8.71426	$9.96635	0
2011	$9.96635	$9.47710	0
2012	$9.47710	$10.76521	0
2013	$10.76521	$13.78880	0
2014	$13.78880	$15.05868	0
2015	$15.05868	$14.79006	0
2016	$14.79006	$15.58538	0
2017	$15.58538	$18.53761	0
2018	$18.53761	$16.92725	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.08581	$9.80330	0
2010	$9.80330	$10.79173	0
2011	$10.79173	$10.51079	0
2012	$10.51079	$11.47084	0
2013	$11.47084	$12.70027	0
2014	$12.70027	$12.94526	0
2015	$12.94526	$12.59459	0
2016	$12.59459	$12.96388	0
2017	$12.96388	$14.30468	0
2018	$14.30468	$13.39487	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.38544	$9.28596	0
2010	$9.28596	$10.38420	0
2011	$10.38420	$10.03115	0
2012	$10.03115	$11.09335	0
2013	$11.09335	$12.54693	0
2014	$12.54693	$12.83610	0
2015	$12.83610	$12.49735	0
2016	$12.49735	$12.93377	0
2017	$12.93377	$14.70969	0
2018	$14.70969	$13.51278	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.86965	$8.81418	0
2010	$8.81418	$9.99126	0
2011	$9.99126	$9.49639	0
2012	$9.49639	$10.69804	0
2013	$10.69804	$12.70400	0
2014	$12.70400	$13.01518	0
2015	$13.01518	$12.66270	0
2016	$12.66270	$13.17563	0
2017	$13.17563	$15.55624	0
2018	$15.55624	$13.98969	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.32721	$10.45855	0
2010	$10.45855	$10.97171	0
2011	$10.97171	$10.88109	0
2012	$10.88109	$11.30818	0
2013	$11.30818	$11.63668	0
2014	$11.63668	$11.78456	0
2015	$11.78456	$11.46079	0
2016	$11.46079	$11.67817	0
2017	$11.67817	$12.37889	0
2018	$12.37889	$11.83220	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.54856	0
2016	$17.54856	$17.17616	0
2017	$17.17616	$22.54518	0
2018	$22.54518	$24.74348	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.81519	$8.41914	0
2010	$8.41914	$9.44785	0
2011	$9.44785	$9.40625	0
2012	$9.40625	$10.63790	0
2013	$10.63790	$13.72521	0
2014	$13.72521	$15.20858	0
2015	$15.20858	$15.03654	0
2016	$15.03654	$16.41166	0
2017	$16.41166	$19.49144	0
2018	$19.49144	$18.16226	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.55490	$8.96005	0
2010	$8.96005	$11.26805	0
2011	$11.26805	$9.82552	0
2012	$9.82552	$11.00931	0
2013	$11.00931	$14.63092	0
2014	$14.63092	$15.17365	0
2015	$15.17365	$14.59959	0
2016	$14.59959	$15.98348	0
2017	$15.98348	$18.84685	0
2018	$18.84685	$15.71044	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.95964	$12.32840	0
2010	$12.32840	$14.06988	0
2011	$14.06988	$14.09351	0
2012	$14.09351	$15.47014	0
2013	$15.47014	$19.61122	0
2014	$19.61122	$20.93417	0
2015	$20.93417	$20.28953	0
2016	$20.28953	$22.15304	0
2017	$22.15304	$25.10699	0
2018	$25.10699	$23.43202	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.98362	$11.91475	0
2010	$11.91475	$13.13088	0
2011	$13.13088	$13.15017	0
2012	$13.15017	$14.48884	0
2013	$14.48884	$16.14732	0
2014	$16.14732	$16.52271	0
2015	$16.52271	$15.02075	0
2016	$15.02075	$16.75318	0
2017	$16.75318	$17.97393	0
2018	$17.97393	$16.82330	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.49707	$9.51309	0
2010	$9.51309	$10.38326	0
2011	$10.38326	$10.00336	0
2012	$10.00336	$10.99420	0
2013	$10.99420	$13.83281	0
2014	$13.83281	$15.21583	0
2015	$15.21583	$15.71958	0
2016	$15.71958	$15.10065	0
2017	$15.10065	$18.92424	0
2018	$18.92424	$18.23772	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.39965	$10.13132	0
2010	$10.13132	$11.09464	0
2011	$11.09464	$10.53094	0
2012	$10.53094	$11.67566	0
2013	$11.67566	$14.57383	0
2014	$14.57383	$15.06838	0
2015	$15.06838	$14.20036	0
2016	$14.20036	$15.58147	0
2017	$15.58147	$16.55294	0
2018	$16.55294	$14.37384	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.84121	$13.36594	0
2010	$13.36594	$14.53697	0
2011	$14.53697	$14.07106	0
2012	$14.07106	$15.72249	0
2013	$15.72249	$19.72446	0
2014	$19.72446	$20.66653	0
2015	$20.66653	$19.21597	0
2016	$19.21597	$21.81467	0
2017	$21.81467	$23.12135	0
2018	$23.12135	$20.56410	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.35533	$16.87138	0
2010	$16.87138	$21.15958	0
2011	$21.15958	$19.91877	0
2012	$19.91877	$23.06389	0
2013	$23.06389	$30.73411	0
2014	$30.73411	$30.23255	0
2015	$30.23255	$27.38595	0
2016	$27.38595	$34.87475	0
2017	$34.87475	$37.74979	0
2018	$37.74979	$32.16768	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.24582	$15.79265	318
2010	$15.79265	$19.71421	233
2011	$19.71421	$18.35172	0
2012	$18.35172	$19.89648	0
2013	$19.89648	$26.88640	0
2014	$26.88640	$28.26252	0
2015	$28.26252	$26.90887	0
2016	$26.90887	$27.41874	0
2017	$27.41874	$32.56199	0
2018	$32.56199	$30.13736	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.41771	$11.51331	0
2010	$11.51331	$11.85620	0
2011	$11.85620	$12.25605	0
2012	$12.25605	$12.21315	0
2013	$12.21315	$11.67827	0
2014	$11.67827	$11.80906	0
2015	$11.80906	$11.60526	0
2016	$11.60526	$11.42712	0
2017	$11.42712	$11.32814	0
2018	$11.32814	$11.11720	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.63643	$31.46098	0
2010	$31.46098	$36.18454	0
2011	$36.18454	$29.78109	0
2012	$29.78109	$32.96111	0
2013	$32.96111	$31.94193	0
2014	$31.94193	$28.62049	0
2015	$28.62049	$22.50556	0
2016	$22.50556	$25.85390	0
2017	$25.85390	$35.51186	0
2018	$35.51186	$29.24685	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.22386	$17.72548	271
2010	$17.72548	$18.79514	222
2011	$18.79514	$16.42898	0
2012	$16.42898	$18.99815	0
2013	$18.99815	$22.85081	0
2014	$22.85081	$19.86218	0
2015	$19.86218	$18.16568	0
2016	$18.16568	$19.04390	0
2017	$19.04390	$21.73941	0
2018	$21.73941	$17.97929	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.97449	$19.70464	0
2010	$19.70464	$22.05805	0
2011	$22.05805	$21.38825	0
2012	$21.38825	$24.07042	0
2013	$24.07042	$23.92684	0
2014	$23.92684	$23.83182	0
2015	$23.83182	$22.30634	0
2016	$22.30634	$22.46035	0
2017	$22.46035	$22.39464	0
2018	$22.39464	$22.32823	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.31975	$11.85921	0
2010	$11.85921	$13.86926	0
2011	$13.86926	$12.69919	0
2012	$12.69919	$14.08446	0
2013	$14.08446	$19.25848	0
2014	$19.25848	$20.37543	0
2015	$20.37543	$20.87587	0
2016	$20.87587	$20.83180	0
2017	$20.83180	$25.88642	0
2018	$25.88642	$24.33388	0
Invesco V.I. American Value Fund - Series I
2009	$8.84511	$12.04343	0
2010	$12.04343	$14.39990	0
2011	$14.39990	$14.21502	0
2012	$14.21502	$16.30913	0
2013	$16.30913	$21.41844	0
2014	$21.41844	$22.99211	0
2015	$22.99211	$20.43585	0
2016	$20.43585	$23.08669	0
2017	$23.08669	$24.83443	0
2018	$24.83443	$21.21763	0
Invesco V.I. American Value Fund - Series II
2009	$8.79369	$11.96934	0
2010	$11.96934	$14.30432	0
2011	$14.30432	$14.10730	0
2012	$14.10730	$16.15370	0
2013	$16.15370	$21.16150	0
2014	$21.16150	$22.65982	0
2015	$22.65982	$20.08910	0
2016	$20.08910	$22.64082	0
2017	$22.64082	$24.29253	0
2018	$24.29253	$20.70276	0
Invesco V.I. Comstock Fund - Series II
2009	$7.83235	$9.83708	0
2010	$9.83708	$11.13203	0
2011	$11.13203	$10.65916	0
2012	$10.65916	$12.39816	0
2013	$12.39816	$16.45033	0
2014	$16.45033	$17.55434	0
2015	$17.55434	$16.10621	0
2016	$16.10621	$18.43070	0
2017	$18.43070	$21.19852	0
2018	$21.19852	$18.16956	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.65709	$11.56980	0
2010	$11.56980	$12.67811	0
2011	$12.67811	$12.23984	0
2012	$12.23984	$13.45417	0
2013	$13.45417	$16.43450	0
2014	$16.43450	$17.48388	0
2015	$17.48388	$16.65884	0
2016	$16.65884	$18.71252	0
2017	$18.71252	$20.27863	0
2018	$20.27863	$17.90463	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$12.00586	$14.57406	0
2010	$14.57406	$15.99307	0
2011	$15.99307	$15.28970	0
2012	$15.28970	$17.09970	0
2013	$17.09970	$22.37321	0
2014	$22.37321	$24.06398	0
2015	$24.06398	$22.75714	0
2016	$22.75714	$26.58527	0
2017	$26.58527	$29.65734	0
2018	$29.65734	$25.06452	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.39428	$11.30955	0
2010	$11.30955	$14.07917	0
2011	$14.07917	$12.48230	0
2012	$12.48230	$13.62773	0
2013	$13.62773	$18.20848	0
2014	$18.20848	$19.17955	0
2015	$19.17955	$18.95492	0
2016	$18.95492	$18.64704	0
2017	$18.64704	$22.28034	0
2018	$22.28034	$20.51170	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.18446	$12.06567	0
2010	$12.06567	$13.25480	0
2011	$13.25480	$13.53349	0
2012	$13.53349	$14.89541	0
2013	$14.89541	$15.75990	0
2014	$15.75990	$16.08482	0
2015	$16.08482	$15.49168	0
2016	$15.49168	$16.99210	0
2017	$16.99210	$18.15356	0
2018	$18.15356	$17.04203	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.30709	$11.46779	0
2010	$11.46779	$13.35105	0
2011	$13.35105	$12.47293	0
2012	$12.47293	$13.49000	0
2013	$13.49000	$17.91299	0
2014	$17.91299	$18.77193	0
2015	$18.77193	$17.72851	0
2016	$17.72851	$20.07169	0
2017	$20.07169	$22.10413	0
2018	$22.10413	$19.85614	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.92848	$9.22029	0
2010	$9.22029	$10.58886	0
2011	$10.58886	$9.72760	0
2012	$9.72760	$10.66411	0
2013	$10.66411	$14.17513	0
2014	$14.17513	$14.92570	0
2015	$14.92570	$14.18081	0
2016	$14.18081	$16.24500	0
2017	$16.24500	$18.01807	0
2018	$18.01807	$16.18771	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.61022	$12.25757	0
2010	$12.25757	$14.73787	0
2011	$14.73787	$12.96718	0
2012	$12.96718	$14.47100	0
2013	$14.47100	$19.40241	0
2014	$19.40241	$20.12928	0
2015	$20.12928	$20.22451	0
2016	$20.22451	$20.02679	0
2017	$20.02679	$24.07952	0
2018	$24.07952	$22.87114	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.53314	$9.32915	0
2010	$9.32915	$11.44562	0
2011	$11.44562	$10.74626	0
2012	$10.74626	$12.03911	0
2013	$12.03911	$15.34589	0
2014	$15.34589	$16.74016	0
2015	$16.74016	$15.75340	0
2016	$15.75340	$17.93567	0
2017	$17.93567	$18.74391	0
2018	$18.74391	$15.57595	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.29027	$19.45915	0
2010	$19.45915	$20.88729	0
2011	$20.88729	$21.83760	0
2012	$21.83760	$25.17633	0
2013	$25.17633	$22.46859	0
2014	$22.46859	$22.61172	0
2015	$22.61172	$21.85651	0
2016	$21.85651	$23.64129	0
2017	$23.64129	$25.34363	0
2018	$25.34363	$23.04186	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.71483	$13.57858	0
2010	$13.57858	$15.14701	0
2011	$15.14701	$16.15680	0
2012	$16.15680	$18.26584	0
2013	$18.26584	$21.37869	0
2014	$21.37869	$21.85369	0
2015	$21.85369	$22.70081	0
2016	$22.70081	$23.40857	0
2017	$23.40857	$28.79604	0
2018	$28.79604	$27.66652	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.32022	$11.85372	0
2010	$11.85372	$14.24508	0
2011	$14.24508	$13.54382	0
2012	$13.54382	$15.15097	0
2013	$15.15097	$21.94356	0
2014	$21.94356	$22.82824	0
2015	$22.82824	$25.06121	0
2016	$25.06121	$24.11282	0
2017	$24.11282	$33.76628	0
2018	$33.76628	$35.51586	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.23052	$11.67946	0
2010	$11.67946	$14.00699	0
2011	$14.00699	$13.28428	0
2012	$13.28428	$14.81856	0
2013	$14.81856	$21.41146	0
2014	$21.41146	$22.21773	0
2015	$22.21773	$24.33203	0
2016	$24.33203	$23.34313	0
2017	$23.34313	$32.61392	0
2018	$32.61392	$34.22669	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.10813	$9.40171	0
2010	$9.40171	$12.16360	0
2011	$12.16360	$11.04402	0
2012	$11.04402	$11.71852	0
2013	$11.71852	$15.75848	0
2014	$15.75848	$15.69708	0
2015	$15.69708	$14.43357	0
2016	$14.43357	$12.86991	0
2017	$12.86991	$17.44952	0
2018	$17.44952	$18.86351	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.48636	$18.20606	0
2010	$18.20606	$23.06605	0
2011	$23.06605	$23.83947	0
2012	$23.83947	$26.95863	0
2013	$26.95863	$26.83017	0
2014	$26.83017	$33.96546	0
2015	$33.96546	$33.86031	0
2016	$33.86031	$35.28978	0
2017	$35.28978	$35.51234	0
2018	$35.51234	$31.96562	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.16583	$11.51348	0
2010	$11.51348	$12.29121	0
2011	$12.29121	$11.85738	0
2012	$11.85738	$13.19834	0
2013	$13.19834	$16.70846	0
2014	$16.70846	$18.81486	0
2015	$18.81486	$19.00419	0
2016	$19.00419	$18.13756	0
2017	$18.13756	$22.44563	0
2018	$22.44563	$20.64607	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.58851	$10.21485	0
2010	$10.21485	$11.25793	0
2011	$11.25793	$11.05418	0
2012	$11.05418	$12.12025	0
2013	$12.12025	$13.37630	0
2014	$13.37630	$14.13218	0
2015	$14.13218	$13.90105	0
2016	$13.90105	$14.27216	0
2017	$14.27216	$15.21088	0
2018	$15.21088	$14.05437	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.16448	$10.56195	0
2010	$10.56195	$13.13692	0
2011	$13.13692	$12.95725	0
2012	$12.95725	$14.72140	0
2013	$14.72140	$19.52889	0
2014	$19.52889	$20.15640	0
2015	$20.15640	$20.96641	0
2016	$20.96641	$20.93492	0
2017	$20.93492	$26.30675	0
2018	$26.30675	$24.10782	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.77270	$17.40951	0
2010	$17.40951	$19.70260	0
2011	$19.70260	$17.62848	0
2012	$17.62848	$20.85385	0
2013	$20.85385	$25.90285	0
2014	$25.90285	$25.85645	0
2015	$25.85645	$26.21891	0
2016	$26.21891	$25.60598	0
2017	$25.60598	$34.14679	0
2018	$34.14679	$28.92482	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.06980	$13.97876	701
2010	$13.97876	$15.69255	516
2011	$15.69255	$15.44940	0
2012	$15.44940	$17.09721	0
2013	$17.09721	$16.66139	0
2014	$16.66139	$16.70255	0
2015	$16.70255	$15.92964	0
2016	$15.92964	$16.55795	0
2017	$16.55795	$17.17536	0
2018	$17.17536	$16.03635	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.52806	$11.92824	0
2010	$11.92824	$13.51364	0
2011	$13.51364	$13.17673	0
2012	$13.17673	$15.02808	0
2013	$15.02808	$19.32036	0
2014	$19.32036	$20.86270	0
2015	$20.86270	$21.03980	0
2016	$21.03980	$22.90560	0
2017	$22.90560	$26.13484	0
2018	$26.13484	$23.49201	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.97200	$16.02865	0
2010	$16.02865	$19.29267	0
2011	$19.29267	$18.42129	0
2012	$18.42129	$21.20060	0
2013	$21.20060	$29.16055	0
2014	$29.16055	$31.84610	0
2015	$31.84610	$29.25043	0
2016	$29.25043	$33.66802	0
2017	$33.66802	$37.51687	0
2018	$37.51687	$32.82711	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.29144	$6.71052	0
2010	$6.71052	$7.30403	0
2011	$7.30403	$7.71098	0
2012	$7.71098	$8.30898	0
2013	$8.30898	$8.09612	0
2014	$8.09612	$8.46724	0
2015	$8.46724	$8.34010	0
2016	$8.34010	$8.40692	0
2017	$8.40692	$8.58402	0
2018	$8.58402	$8.28586	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.23086	0
2010	$12.23086	$13.47133	0
2011	$13.47133	$13.43009	0
2012	$13.43009	$15.67107	0
2013	$15.67107	$20.29675	0
2014	$20.29675	$22.36569	0
2015	$22.36569	$21.21021	0
2016	$21.21021	$23.57775	0
2017	$23.57775	$27.39470	0
2018	$27.39470	$24.51964	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.11273	$9.96859	1,250
2010	$9.96859	$10.80594	1,243
2011	$10.80594	$10.86254	1,237
2012	$10.86254	$11.95582	1,230
2013	$11.95582	$13.81009	1,223
2014	$13.81009	$14.95000	0
2015	$14.95000	$14.45727	0
2016	$14.45727	$15.27434	0
2017	$15.27434	$17.19611	0
2018	$17.19611	$16.29074	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$10.01304	$13.24185	0
2010	$13.24185	$14.85462	0
2011	$14.85462	$14.46921	0
2012	$14.46921	$16.16095	0
2013	$16.16095	$18.88845	0
2014	$18.88845	$20.21570	0
2015	$20.21570	$19.80715	0
2016	$19.80715	$20.67522	0
2017	$20.67522	$23.32735	0
2018	$23.32735	$21.15978	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.34494	$12.74951	0
2010	$12.74951	$12.77808	0
2011	$12.77808	$12.35161	0
2012	$12.35161	$14.77063	0
2013	$14.77063	$20.46677	0
2014	$20.46677	$25.55250	0
2015	$25.55250	$26.93901	0
2016	$26.93901	$23.35924	0
2017	$23.35924	$26.34683	0
2018	$26.34683	$25.61619	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.51044	$18.38698	1,152
2010	$18.38698	$18.31418	1,146
2011	$18.31418	$16.94532	1,140
2012	$16.94532	$17.40849	1,134
2013	$17.40849	$19.37983	1,128
2014	$19.37983	$21.71922	0
2015	$21.71922	$19.13704	0
2016	$19.13704	$19.08918	0
2017	$19.08918	$22.81366	0
2018	$22.81366	$22.20871	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.16344	$9.96152	0
2010	$9.96152	$9.74701	0
2011	$9.74701	$9.53520	0
2012	$9.53520	$9.32675	0
2013	$9.32675	$9.12341	0
2014	$9.12341	$8.92450	0
2015	$8.92450	$8.72992	0
2016	$8.72992	$8.54016	0
2017	$8.54016	$8.37470	0
2018	$8.37470	$8.28780	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04756	0
2017	$10.04756	$12.86651	0
2018	$12.86651	$12.88397	0
Putnam VT High Yield Fund - Class IB
2009	$11.37955	$16.71628	0
2010	$16.71628	$18.64627	0
2011	$18.64627	$18.55893	0
2012	$18.55893	$21.05750	0
2013	$21.05750	$22.21425	0
2014	$22.21425	$22.06639	0
2015	$22.06639	$20.42790	0
2016	$20.42790	$23.08869	0
2017	$23.08869	$24.16271	0
2018	$24.16271	$22.67205	0
Putnam VT Income Fund - Class IB
2009	$8.31967	$11.93429	3,378
2010	$11.93429	$12.82516	3,144
2011	$12.82516	$13.17239	2,491
2012	$13.17239	$14.26734	2,477
2013	$14.26734	$14.21606	2,464
2014	$14.21606	$14.80249	0
2015	$14.80249	$14.26712	0
2016	$14.26712	$14.23454	0
2017	$14.23454	$14.70384	0
2018	$14.70384	$14.41049	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.05555	$14.69615	0
2010	$14.69615	$15.81579	0
2011	$15.81579	$12.85008	0
2012	$12.85008	$15.32249	0
2013	$15.32249	$19.19413	0
2014	$19.19413	$17.50126	0
2015	$17.50126	$17.14193	0
2016	$17.14193	$16.35615	0
2017	$16.35615	$20.25329	0
2018	$20.25329	$16.02283	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.26413	$11.85431	0
2010	$11.85431	$13.20882	0
2011	$13.20882	$12.92567	0
2012	$12.92567	$14.76963	0
2013	$14.76963	$19.52055	0
2014	$19.52055	$21.74954	0
2015	$21.74954	$20.81001	0
2016	$20.81001	$22.80877	0
2017	$22.80877	$27.41268	0
2018	$27.41268	$24.76492	0
Putnam VT Research Fund - Class IB
2009	$9.06359	$11.80715	0
2010	$11.80715	$13.44007	0
2011	$13.44007	$12.91661	0
2012	$12.91661	$14.89680	0
2013	$14.89680	$19.43184	0
2014	$19.43184	$21.83075	0
2015	$21.83075	$21.02268	0
2016	$21.02268	$22.63645	0
2017	$22.63645	$27.31371	0
2018	$27.31371	$25.45639	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.25709	$13.25661	0
2010	$13.25661	$15.50245	292
2011	$15.50245	$14.39282	0
2012	$14.39282	$16.43620	0
2013	$16.43620	$21.93469	0
2014	$21.93469	$24.34850	0
2015	$24.34850	$23.74621	0
2016	$23.74621	$25.03683	0
2017	$25.03683	$31.64958	0
2018	$31.64958	$30.48313	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase)

With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase)
Option, added on or after May 1, 2003
Mortality & Expense = 2.05

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31		At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.56773	$8.69788	0
2010	$8.69788	$9.94253	0
2011	$9.94253	$9.44963	0
2012	$9.44963	$10.72849	0
2013	$10.72849	$13.73475	0
2014	$13.73475	$14.99199	0
2015	$14.99199	$14.71705	0
2016	$14.71705	$15.50054	0
2017	$15.50054	$18.42743	0
2018	$18.42743	$16.81814	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.07475	$9.78489	0
2010	$9.78489	$10.76596	0
2011	$10.76596	$10.48035	0
2012	$10.48035	$11.43176	0
2013	$11.43176	$12.65054	0
2014	$12.65054	$12.88797	0
2015	$12.88797	$12.53245	0
2016	$12.53245	$12.89333	0
2017	$12.89333	$14.21967	0
2018	$14.21967	$13.30854	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.37534	$9.26851	0
2010	$9.26851	$10.35938	0
2011	$10.35938	$10.00207	0
2012	$10.00207	$11.05552	0
2013	$11.05552	$12.49776	0
2014	$12.49776	$12.77926	0
2015	$12.77926	$12.43565	0
2016	$12.43565	$12.86335	0
2017	$12.86335	$14.62226	0
2018	$14.62226	$13.42568	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.86024	$8.79761	0
2010	$8.79761	$9.96739	0
2011	$9.96739	$9.46886	0
2012	$9.46886	$10.66157	0
2013	$10.66157	$12.65423	0
2014	$12.65423	$12.95755	0
2015	$12.95755	$12.60019	0
2016	$12.60019	$13.10391	0
2017	$13.10391	$15.46379	0
2018	$15.46379	$13.89951	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.31446	$10.43892	0
2010	$10.43892	$10.94552	0
2011	$10.94552	$10.84958	0
2012	$10.84958	$11.26967	0
2013	$11.26967	$11.59112	0
2014	$11.59112	$11.73241	0
2015	$11.73241	$11.40425	0
2016	$11.40425	$11.61464	0
2017	$11.61464	$12.30535	0
2018	$12.30535	$11.75597	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.46198	0
2016	$17.46198	$17.08271	0
2017	$17.08271	$22.41125	0
2018	$22.41125	$24.58409	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.80586	$8.40331	0
2010	$8.40331	$9.42527	0
2011	$9.42527	$9.37899	0
2012	$9.37899	$10.60163	0
2013	$10.60163	$13.67142	0
2014	$13.67142	$15.14123	0
2015	$15.14123	$14.96230	0
2016	$14.96230	$16.32232	0
2017	$16.32232	$19.37558	0
2018	$19.37558	$18.04520	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.54592	$8.94321	0
2010	$8.94321	$11.24112	0
2011	$11.24112	$9.79703	0
2012	$9.79703	$10.97176	0
2013	$10.97176	$14.57357	0
2014	$14.57357	$15.10644	0
2015	$15.10644	$14.52749	0
2016	$14.52749	$15.89642	0
2017	$15.89642	$18.73477	0
2018	$18.73477	$15.60912	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.93080	$12.28642	247
2010	$12.28642	$14.01480	246
2011	$14.01480	$14.03118	239
2012	$14.03118	$15.39384	234
2013	$15.39384	$19.50452	232
2014	$19.50452	$20.80963	229
2015	$20.80963	$20.15852	227
2016	$20.15852	$21.99880	224
2017	$21.99880	$24.91964	222
2018	$24.91964	$23.24542	219

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.96219	$11.88026	0
2010	$11.88026	$13.08618	0
2011	$13.08618	$13.09873	0
2012	$13.09873	$14.42477	0
2013	$14.42477	$16.06770	0
2014	$16.06770	$16.43283	0
2015	$16.43283	$14.93139	0
2016	$14.93139	$16.64504	0
2017	$16.64504	$17.84892	0
2018	$17.84892	$16.69786	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.48081	$9.48762	0
2010	$9.48762	$10.35017	0
2011	$10.35017	$9.96639	0
2012	$9.96639	$10.94797	0
2013	$10.94797	$13.76760	0
2014	$13.76760	$15.13637	0
2015	$15.13637	$15.62948	0
2016	$15.62948	$15.00644	0
2017	$15.00644	$18.79672	0
2018	$18.79672	$18.10568	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.38817	$10.11229	0
2010	$10.11229	$11.06815	0
2011	$11.06815	$10.50043	0
2012	$10.50043	$11.63586	0
2013	$11.63586	$14.51675	0
2014	$14.51675	$15.00169	0
2015	$15.00169	$14.13027	0
2016	$14.13027	$15.49666	0
2017	$15.49666	$16.45458	0
2018	$16.45458	$14.28121	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.80982	$13.32044	76
2010	$13.32044	$14.48008	79
2011	$14.48008	$14.00884	79
2012	$14.00884	$15.64495	77
2013	$15.64495	$19.61716	77
2014	$19.61716	$20.54360	76
2015	$20.54360	$19.09189	75
2016	$19.09189	$21.66275	74
2017	$21.66275	$22.94879	73
2018	$22.94879	$20.40031	72
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.31665	$16.81392	0
2010	$16.81392	$21.07675	0
2011	$21.07675	$19.83067	0
2012	$19.83067	$22.95009	0
2013	$22.95009	$30.56686	0
2014	$30.56686	$30.05263	0
2015	$30.05263	$27.20905	0
2016	$27.20905	$34.63183	0
2017	$34.63183	$37.46800	0
2018	$37.46800	$31.91142	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.21323	$15.73885	0
2010	$15.73885	$19.63701	0
2011	$19.63701	$18.27052	0
2012	$18.27052	$19.79829	0
2013	$19.79829	$26.74006	0
2014	$26.74006	$28.09432	0
2015	$28.09432	$26.73505	0
2016	$26.73505	$27.22774	0
2017	$27.22774	$32.31890	0
2018	$32.31890	$29.89727	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.39045	$11.47996	0
2010	$11.47996	$11.81580	0
2011	$11.81580	$12.20806	0
2012	$12.20806	$12.15911	0
2013	$12.15911	$11.62065	0
2014	$11.62065	$11.74480	0
2015	$11.74480	$11.53619	0
2016	$11.53619	$11.35332	0
2017	$11.35332	$11.24931	0
2018	$11.24931	$11.03427	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.58246	$31.35387	0
2010	$31.35387	$36.04292	0
2011	$36.04292	$29.64939	0
2012	$29.64939	$32.79853	0
2013	$32.79853	$31.76815	0
2014	$31.76815	$28.45022	0
2015	$28.45022	$22.36020	0
2016	$22.36020	$25.67383	0
2017	$25.67383	$35.24680	0
2018	$35.24680	$29.01387	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.18557	$17.66513	0
2010	$17.66513	$18.72158	0
2011	$18.72158	$16.35633	0
2012	$16.35633	$18.90444	0
2013	$18.90444	$22.72645	0
2014	$22.72645	$19.74399	0
2015	$19.74399	$18.04835	0
2016	$18.04835	$18.91125	0
2017	$18.91125	$21.57712	0
2018	$21.57712	$17.83606	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.92537	$19.63759	0
2010	$19.63759	$21.97176	0
2011	$21.97176	$21.29372	0
2012	$21.29372	$23.95175	0
2013	$23.95175	$23.79672	0
2014	$23.79672	$23.69008	0
2015	$23.69008	$22.16235	0
2016	$22.16235	$22.30399	0
2017	$22.30399	$22.22755	0
2018	$22.22755	$22.15045	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.29852	$11.81878	0
2010	$11.81878	$13.81493	0
2011	$13.81493	$12.64298	0
2012	$12.64298	$14.01493	0
2013	$14.01493	$19.15362	0
2014	$19.15362	$20.25412	0
2015	$20.25412	$20.74096	0
2016	$20.74096	$20.68662	0
2017	$20.68662	$25.69310	0
2018	$25.69310	$24.13995	0
Invesco V.I. American Value Fund - Series I
2009	$8.82400	$12.00853	0
2010	$12.00853	$14.35084	0
2011	$14.35084	$14.15937	0
2012	$14.15937	$16.23696	0
2013	$16.23696	$21.31278	0
2014	$21.31278	$22.86699	0
2015	$22.86699	$20.31425	0
2016	$20.31425	$22.93760	0
2017	$22.93760	$24.66166	0
2018	$24.66166	$21.05938	0
Invesco V.I. American Value Fund - Series II
2009	$8.77270	$11.93466	0
2010	$11.93466	$14.25559	0
2011	$14.25559	$14.05208	0
2012	$14.05208	$16.08223	0
2013	$16.08223	$21.05712	0
2014	$21.05712	$22.53651	0
2015	$22.53651	$19.96958	0
2016	$19.96958	$22.49463	0
2017	$22.49463	$24.12354	0
2018	$24.12354	$20.54835	0
Invesco V.I. Comstock Fund - Series II
2009	$7.81367	$9.80860	0
2010	$9.80860	$11.09414	0
2011	$11.09414	$10.61746	0
2012	$10.61746	$12.34333	0
2013	$12.34333	$16.36922	0
2014	$16.36922	$17.45886	0
2015	$17.45886	$16.01041	0
2016	$16.01041	$18.31176	0
2017	$18.31176	$21.05112	0
2018	$21.05112	$18.03410	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.63407	$11.53631	0
2010	$11.53631	$12.63495	0
2011	$12.63495	$12.19196	0
2012	$12.19196	$13.39467	0
2013	$13.39467	$16.35347	0
2014	$16.35347	$17.38878	0
2015	$17.38878	$16.55976	0
2016	$16.55976	$18.59174	0
2017	$18.59174	$20.13761	0
2018	$20.13761	$17.77114	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.97109	$14.52442	0
2010	$14.52442	$15.93045	0
2011	$15.93045	$15.22208	0
2012	$15.22208	$17.01534	0
2013	$17.01534	$22.25146	0
2014	$22.25146	$23.92080	0
2015	$23.92080	$22.61017	0
2016	$22.61017	$26.40012	0
2017	$26.40012	$29.43598	0
2018	$29.43598	$24.86488	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.37662	$11.27678	90
2010	$11.27678	$14.03121	82
2011	$14.03121	$12.43343	90
2012	$12.43343	$13.56743	88
2013	$13.56743	$18.11866	87
2014	$18.11866	$19.07517	87
2015	$19.07517	$18.84212	86
2016	$18.84212	$18.52660	85
2017	$18.52660	$22.12531	84
2018	$22.12531	$20.35868	83
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.16453	$12.03334	0
2010	$12.03334	$13.21253	0
2011	$13.21253	$13.48345	0
2012	$13.48345	$14.83273	0
2013	$14.83273	$15.68557	0
2014	$15.68557	$16.00077	0
2015	$16.00077	$15.40285	0
2016	$15.40285	$16.88605	0
2017	$16.88605	$18.03117	0
2018	$18.03117	$16.91859	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.28689	$11.43704	0
2010	$11.43704	$13.30845	0
2011	$13.30845	$12.42678	0
2012	$12.42678	$13.43321	0
2013	$13.43321	$17.82847	0
2014	$17.82847	$18.67380	0
2015	$18.67380	$17.62682	0
2016	$17.62682	$19.94639	0
2017	$19.94639	$21.95511	0
2018	$21.95511	$19.71231	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.91127	$9.19558	0
2010	$9.19558	$10.55511	0
2011	$10.55511	$9.69166	0
2012	$9.69166	$10.61926	0
2013	$10.61926	$14.10830	0
2014	$14.10830	$14.84774	0
2015	$14.84774	$14.09953	0
2016	$14.09953	$16.14367	0
2017	$16.14367	$17.89668	0
2018	$17.89668	$16.07053	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.59152	$12.22471	0
2010	$12.22471	$14.69086	0
2011	$14.69086	$12.91922	0
2012	$12.91922	$14.41009	0
2013	$14.41009	$19.31088	0
2014	$19.31088	$20.02407	0
2015	$20.02407	$20.10853	0
2016	$20.10853	$19.90181	0
2017	$19.90181	$23.91722	0
2018	$23.91722	$22.70551	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.51679	$9.30414	0
2010	$9.30414	$11.40910	0
2011	$11.40910	$10.70651	0
2012	$10.70651	$11.98844	0
2013	$11.98844	$15.27350	0
2014	$15.27350	$16.65265	0
2015	$16.65265	$15.66304	0
2016	$15.66304	$17.82371	0
2017	$17.82371	$18.61754	0
2018	$18.61754	$15.46311	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.24603	$19.39293	0
2010	$19.39293	$20.80557	0
2011	$20.80557	$21.74109	0
2012	$21.74109	$25.05222	0
2013	$25.05222	$22.34640	0
2014	$22.34640	$22.47724	0
2015	$22.47724	$21.71542	0
2016	$21.71542	$23.47670	0
2017	$23.47670	$25.15454	0
2018	$25.15454	$22.85838	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.68745	$13.53697	0
2010	$13.53697	$15.09288	0
2011	$15.09288	$16.09086	0
2012	$16.09086	$18.18198	0
2013	$18.18198	$21.26967	0
2014	$21.26967	$21.73113	0
2015	$21.73113	$22.56197	0
2016	$22.56197	$23.25353	0
2017	$23.25353	$28.59095	0
2018	$28.59095	$27.45559	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.30276	$11.81940	87
2010	$11.81940	$14.19658	80
2011	$14.19658	$13.49082	81
2012	$13.49082	$15.08395	0
2013	$15.08395	$21.83534	0
2014	$21.83534	$22.70403	0
2015	$22.70403	$24.91211	0
2016	$24.91211	$23.95714	0
2017	$23.95714	$33.53141	0
2018	$33.53141	$35.25102	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.21326	$11.64562	0
2010	$11.64562	$13.95929	0
2011	$13.95929	$13.23229	0
2012	$13.23229	$14.75299	0
2013	$14.75299	$21.30582	0
2014	$21.30582	$22.09682	0
2015	$22.09682	$24.18725	0
2016	$24.18725	$23.19241	0
2017	$23.19241	$32.38706	0
2018	$32.38706	$33.97145	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.09975	$9.38401	0
2010	$9.38401	$12.13450	0
2011	$12.13450	$11.01198	0
2012	$11.01198	$11.67853	0
2013	$11.67853	$15.69669	0
2014	$15.69669	$15.62752	0
2015	$15.62752	$14.36227	0
2016	$14.36227	$12.79980	0
2017	$12.79980	$17.34574	0
2018	$17.34574	$18.74185	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.44439	$18.14401	0
2010	$18.14401	$22.97571	0
2011	$22.97571	$23.73399	0
2012	$23.73399	$26.82560	0
2013	$26.82560	$26.68412	0
2014	$26.68412	$33.76333	0
2015	$33.76333	$33.64159	0
2016	$33.64159	$35.04398	0
2017	$35.04398	$35.24726	0
2018	$35.24726	$31.71098	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.14219	$11.47430	0
2010	$11.47430	$12.24311	0
2011	$12.24311	$11.80496	0
2012	$11.80496	$13.13326	0
2013	$13.13326	$16.61759	0
2014	$16.61759	$18.70297	0
2015	$18.70297	$18.88152	0
2016	$18.88152	$18.01130	0
2017	$18.01130	$22.27819	0
2018	$22.27819	$20.48170	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.56363	$10.18005	200
2010	$10.18005	$11.21384	204
2011	$11.21384	$11.00527	197
2012	$11.00527	$12.06045	203
2013	$12.06045	$13.30350	200
2014	$13.30350	$14.04807	198
2015	$14.04807	$13.81126	196
2016	$13.81126	$14.17275	194
2017	$14.17275	$15.09733	192
2018	$15.09733	$13.94241	189

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.14083	$10.52598	0
2010	$10.52598	$13.08551	0
2011	$13.08551	$12.89995	0
2012	$12.89995	$14.64879	0
2013	$14.64879	$19.42264	0
2014	$19.42264	$20.03648	0
2015	$20.03648	$20.83102	0
2016	$20.83102	$20.78912	0
2017	$20.78912	$26.11041	0
2018	$26.11041	$23.91581	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.73571	$17.35022	59
2010	$17.35022	$19.62547	58
2011	$19.62547	$17.55050	63
2012	$17.55050	$20.75096	0
2013	$20.75096	$25.76189	0
2014	$25.76189	$25.70261	0
2015	$25.70261	$26.04959	0
2016	$26.04959	$25.42764	0
2017	$25.42764	$33.89194	0
2018	$33.89194	$28.69443	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.03487	$13.93116	0
2010	$13.93116	$15.63114	0
2011	$15.63114	$15.38109	0
2012	$15.38109	$17.01289	72
2013	$17.01289	$16.57075	71
2014	$16.57075	$16.60318	71
2015	$16.60318	$15.82677	70
2016	$15.82677	$16.44264	69
2017	$16.44264	$17.04718	68
2018	$17.04718	$15.90863	67
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.50048	$11.88764	0
2010	$11.88764	$13.46077	0
2011	$13.46077	$13.11848	0
2012	$13.11848	$14.95399	0
2013	$14.95399	$19.21530	0
2014	$19.21530	$20.73864	0
2015	$20.73864	$20.90397	0
2016	$20.90397	$22.74612	0
2017	$22.74612	$25.93983	0
2018	$25.93983	$23.30494	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.93734	$15.97406	0
2010	$15.97406	$19.21715	0
2011	$19.21715	$18.33981	0
2012	$18.33981	$21.09603	0
2013	$21.09603	$29.00190	0
2014	$29.00190	$31.65664	0
2015	$31.65664	$29.06155	0
2016	$29.06155	$33.43357	0
2017	$33.43357	$37.23690	0
2018	$37.23690	$32.56567	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.27778	$6.69254	0
2010	$6.69254	$7.28073	0
2011	$7.28073	$7.68246	0
2012	$7.68246	$8.27402	280
2013	$8.27402	$8.05793	277
2014	$8.05793	$8.42300	275
2015	$8.42300	$8.29228	271
2016	$8.29228	$8.35445	268
2017	$8.35445	$8.52616	265
2018	$8.52616	$8.22586	262
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.18921	0
2010	$12.18921	$13.41860	0
2011	$13.41860	$13.37070	0
2012	$13.37070	$15.59378	0
2013	$15.59378	$20.18632	0
2014	$20.18632	$22.23263	0
2015	$22.23263	$21.07323	0
2016	$21.07323	$23.41354	0
2017	$23.41354	$27.19023	0
2018	$27.19023	$24.32433	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.08923	$9.93463	0
2010	$9.93463	$10.76363	0
2011	$10.76363	$10.81448	0
2012	$10.81448	$11.89684	0
2013	$11.89684	$13.73494	0
2014	$13.73494	$14.86103	0
2015	$14.86103	$14.36389	0
2016	$14.36389	$15.16795	0
2017	$15.16795	$17.06775	0
2018	$17.06775	$16.16097	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.98405	$13.19677	0
2010	$13.19677	$14.79648	0
2011	$14.79648	$14.40523	0
2012	$14.40523	$16.08125	0
2013	$16.08125	$18.78568	0
2014	$18.78568	$20.09545	0
2015	$20.09545	$19.67926	0
2016	$19.67926	$20.53126	0
2017	$20.53126	$23.15328	0
2018	$23.15328	$20.99127	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.31501	$12.70614	0
2010	$12.70614	$12.72811	0
2011	$12.72811	$12.29703	0
2012	$12.29703	$14.69785	0
2013	$14.69785	$20.35551	0
2014	$20.35551	$25.40063	0
2015	$25.40063	$26.76520	0
2016	$26.76520	$23.19669	0
2017	$23.19669	$26.15034	0
2018	$26.15034	$25.41230	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.45976	$18.32439	0
2010	$18.32439	$18.24252	0
2011	$18.24252	$16.87041	0
2012	$16.87041	$17.32266	0
2013	$17.32266	$19.27440	0
2014	$19.27440	$21.59002	0
2015	$21.59002	$19.01348	0
2016	$19.01348	$18.95626	0
2017	$18.95626	$22.64343	0
2018	$22.64343	$22.03188	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.13404	$9.92762	0
2010	$9.92762	$9.70887	0
2011	$9.70887	$9.49305	0
2012	$9.49305	$9.28075	0
2013	$9.28075	$9.07377	0
2014	$9.07377	$8.87140	0
2015	$8.87140	$8.67355	0
2016	$8.67355	$8.48070	0
2017	$8.48070	$8.31219	0
2018	$8.31219	$8.22178	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04697	0
2017	$10.04697	$12.85930	0
2018	$12.85930	$12.87025	0
Putnam VT High Yield Fund - Class IB
2009	$11.34661	$16.65940	0
2010	$16.65940	$18.57332	0
2011	$18.57332	$18.47691	0
2012	$18.47691	$20.95368	0
2013	$20.95368	$22.09343	0
2014	$22.09343	$21.93516	0
2015	$21.93516	$20.29602	0
2016	$20.29602	$22.92794	0
2017	$22.92794	$23.98244	0
2018	$23.98244	$22.49154	0
Putnam VT Income Fund - Class IB
2009	$8.29559	$11.89368	0
2010	$11.89368	$12.77497	0
2011	$12.77497	$13.11415	0
2012	$13.11415	$14.19700	0
2013	$14.19700	$14.13874	0
2014	$14.13874	$14.71445	0
2015	$14.71445	$14.17502	0
2016	$14.17502	$14.13544	0
2017	$14.13544	$14.59414	0
2018	$14.59414	$14.29575	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$12.02067	$14.64613	0
2010	$14.64613	$15.75391	0
2011	$15.75391	$12.79327	0
2012	$12.79327	$15.24697	0
2013	$15.24697	$19.08977	0
2014	$19.08977	$17.39720	0
2015	$17.39720	$17.03130	0
2016	$17.03130	$16.24231	0
2017	$16.24231	$20.10221	0
2018	$20.10221	$15.89527	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.23729	$11.81391	0
2010	$11.81391	$13.15709	0
2011	$13.15709	$12.86848	0
2012	$12.86848	$14.69674	0
2013	$14.69674	$19.41430	0
2014	$19.41430	$21.62012	0
2015	$21.62012	$20.67561	0
2016	$20.67561	$22.64991	0
2017	$22.64991	$27.20807	0
2018	$27.20807	$24.56766	0
Putnam VT Research Fund - Class IB
2009	$9.03735	$11.76694	0
2010	$11.76694	$13.38745	0
2011	$13.38745	$12.85948	0
2012	$12.85948	$14.82332	0
2013	$14.82332	$19.32611	0
2014	$19.32611	$21.70087	0
2015	$21.70087	$20.88693	0
2016	$20.88693	$22.47880	0
2017	$22.47880	$27.10987	0
2018	$27.10987	$25.25365	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.22737	$13.21144	0
2010	$13.21144	$15.44173	0
2011	$15.44173	$14.32914	0
2012	$14.32914	$16.35511	0
2013	$16.35511	$21.81532	0
2014	$21.81532	$24.20360	0
2015	$24.20360	$23.59282	0
2016	$23.59282	$24.86241	0
2017	$24.86241	$31.41330	0
2018	$31.41330	$30.24028	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May 1, 2003
Mortality & Expense = 2.10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.55874	$8.68155	12,298
2010	$8.68155	$9.91879	26,489
2011	$9.91879	$9.42225	27,655
2012	$9.42225	$10.69194	15,055
2013	$10.69194	$13.68095	14,160
2014	$13.68095	$14.92563	9,265
2015	$14.92563	$14.64440	10,989
2016	$14.64440	$15.41616	11,840
2017	$15.41616	$18.31791	11,337
2018	$18.31791	$16.70974	8,904
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.06368	$9.76649	0
2010	$9.76649	$10.74022	0
2011	$10.74022	$10.44996	0
2012	$10.44996	$11.39277	0
2013	$11.39277	$12.60095	0
2014	$12.60095	$12.83089	0
2015	$12.83089	$12.47055	0
2016	$12.47055	$12.82311	0
2017	$12.82311	$14.13512	0
2018	$14.13512	$13.22272	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.36522	$9.25107	2,748
2010	$9.25107	$10.33462	2,551
2011	$10.33462	$9.97308	18,782
2012	$9.97308	$11.01781	22,039
2013	$11.01781	$12.44877	20,636
2014	$12.44877	$12.72267	5,115
2015	$12.72267	$12.37424	4,787
2016	$12.37424	$12.79330	4,412
2017	$12.79330	$14.53532	4,045
2018	$14.53532	$13.33911	3,756
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.85084	$8.78106	0
2010	$8.78106	$9.94356	0
2011	$9.94356	$9.44140	0
2012	$9.44140	$10.62519	0
2013	$10.62519	$12.60460	0
2014	$12.60460	$12.90014	0
2015	$12.90014	$12.53794	0
2016	$12.53794	$13.03253	0
2017	$13.03253	$15.37182	0
2018	$15.37182	$13.80986	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.30171	$10.41930	11,115
2010	$10.41930	$10.91936	13,118
2011	$10.91936	$10.81813	14,309
2012	$10.81813	$11.23123	0
2013	$11.23123	$11.54569	0
2014	$11.54569	$11.68045	0
2015	$11.68045	$11.34793	0
2016	$11.34793	$11.55138	4,925
2017	$11.55138	$12.23218	4,656
2018	$12.23218	$11.68017	4,199
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.37572	3,244
2016	$17.37572	$16.98965	1,556
2017	$16.98965	$22.27797	1,546
2018	$22.27797	$24.42553	1,535
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.79654	$8.38751	1,088
2010	$8.38751	$9.40274	1,083
2011	$9.40274	$9.35179	726
2012	$9.35179	$10.56546	720
2013	$10.56546	$13.61782	716
2014	$13.61782	$15.07417	712
2015	$15.07417	$14.88842	707
2016	$14.88842	$16.23344	942
2017	$16.23344	$19.26038	883
2018	$19.26038	$17.92883	868
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.53695	$8.92639	2,184
2010	$8.92639	$11.21427	2,067
2011	$11.21427	$9.76864	1,961
2012	$9.76864	$10.93435	1,860
2013	$10.93435	$14.51646	1,769
2014	$14.51646	$15.03955	1,689
2015	$15.03955	$14.45576	1,613
2016	$14.45576	$15.80987	0
2017	$15.80987	$18.62339	0
2018	$18.62339	$15.50847	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.90753	$12.25135	29,535
2010	$12.25135	$13.96767	24,122
2011	$13.96767	$13.97687	18,114
2012	$13.97687	$15.32638	15,089
2013	$15.32638	$19.40911	14,150
2014	$19.40911	$20.69727	14,321
2015	$20.69727	$20.03941	11,090
2016	$20.03941	$21.85764	8,678
2017	$21.85764	$24.74730	7,868
2018	$24.74730	$23.07300	7,393

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.94080	$11.84585	140
2010	$11.84585	$13.04160	139
2011	$13.04160	$13.04745	138
2012	$13.04745	$14.36093	137
2013	$14.36093	$15.98841	1,463
2014	$15.98841	$16.34338	7,945
2015	$16.34338	$14.84253	134
2016	$14.84253	$16.53754	0
2017	$16.53754	$17.72474	0
2018	$17.72474	$16.57331	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.46455	$9.46214	12,320
2010	$9.46214	$10.31711	3,011
2011	$10.31711	$9.92948	2,845
2012	$9.92948	$10.90183	2,825
2013	$10.90183	$13.70257	2,694
2014	$13.70257	$15.05717	2,617
2015	$15.05717	$15.53976	2,534
2016	$15.53976	$14.91267	2,389
2017	$14.91267	$18.66989	2,183
2018	$18.66989	$17.97442	2,077
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.37668	$10.09328	0
2010	$10.09328	$11.04169	0
2011	$11.04169	$10.46999	0
2012	$10.46999	$11.59617	0
2013	$11.59617	$14.45983	0
2014	$14.45983	$14.93523	0
2015	$14.93523	$14.06049	0
2016	$14.06049	$15.41228	0
2017	$15.41228	$16.35674	0
2018	$16.35674	$14.18912	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.78449	$13.28241	23,773
2010	$13.28241	$14.43137	20,474
2011	$14.43137	$13.95459	18,037
2012	$13.95459	$15.57637	15,672
2013	$15.57637	$19.52118	14,609
2014	$19.52118	$20.43264	8,278
2015	$20.43264	$18.97906	8,186
2016	$18.97906	$21.52377	5,261
2017	$21.52377	$22.79008	5,044
2018	$22.79008	$20.24898	4,544
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.28544	$16.76593	6,615
2010	$16.76593	$21.00587	4,063
2011	$21.00587	$19.75390	5,986
2012	$19.75390	$22.84954	4,828
2013	$22.84954	$30.41737	4,544
2014	$30.41737	$29.89036	2,546
2015	$29.89036	$27.04829	2,342
2016	$27.04829	$34.40966	1,277
2017	$34.40966	$37.20891	1,239
2018	$37.20891	$31.67474	1,066

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.18694	$15.69391	0
2010	$15.69391	$19.57094	0
2011	$19.57094	$18.19975	0
2012	$18.19975	$19.71149	0
2013	$19.71149	$26.60922	0
2014	$26.60922	$27.94255	0
2015	$27.94255	$26.57704	0
2016	$26.57704	$27.05300	0
2017	$27.05300	$32.09535	0
2018	$32.09535	$29.67546	376
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.36331	$11.44674	5,433
2010	$11.44674	$11.77559	5,414
2011	$11.77559	$12.16032	5,396
2012	$12.16032	$12.10534	1,142
2013	$12.10534	$11.56336	818
2014	$11.56336	$11.68091	770
2015	$11.68091	$11.46756	5,500
2016	$11.46756	$11.28003	25,880
2017	$11.28003	$11.17107	24,583
2018	$11.17107	$10.95199	17,553
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.53892	$31.26441	5,414
2010	$31.26441	$35.92175	7,602
2011	$35.92175	$29.53461	7,416
2012	$29.53461	$32.65482	5,794
2013	$32.65482	$31.61277	6,464
2014	$31.61277	$28.29658	3,631
2015	$28.29658	$22.22807	3,772
2016	$22.22807	$25.50913	2,390
2017	$25.50913	$35.00310	2,252
2018	$35.00310	$28.79870	2,261
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.15465	$17.61470	7,713
2010	$17.61470	$18.65859	3,810
2011	$18.65859	$16.29296	2,658
2012	$16.29296	$18.82155	2,070
2013	$18.82155	$22.61526	2,067
2014	$22.61526	$19.63733	1,912
2015	$19.63733	$17.94166	1,910
2016	$17.94166	$18.78988	2,640
2017	$18.78988	$21.42787	2,585
2018	$21.42787	$17.70373	3,046
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.88569	$19.58153	0
2010	$19.58153	$21.89784	0
2011	$21.89784	$21.21128	0
2012	$21.21128	$23.84678	0
2013	$23.84678	$23.68032	0
2014	$23.68032	$23.56215	0
2015	$23.56215	$22.03139	0
2016	$22.03139	$22.16089	0
2017	$22.16089	$22.07383	0
2018	$22.07383	$21.98614	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.28142	$11.78506	8,197
2010	$11.78506	$13.76847	5,966
2011	$13.76847	$12.59403	4,910
2012	$12.59403	$13.95352	3,733
2013	$13.95352	$19.05994	3,320
2014	$19.05994	$20.14476	2,767
2015	$20.14476	$20.61841	3,916
2016	$20.61841	$20.55391	3,195
2017	$20.55391	$25.51544	2,993
2018	$25.51544	$23.96091	2,881
Invesco V.I. American Value Fund - Series I
2009	$8.80294	$11.97375	8,864
2010	$11.97375	$14.30197	5,615
2011	$14.30197	$14.10394	5,189
2012	$14.10394	$16.16511	4,205
2013	$16.16511	$21.20763	3,890
2014	$21.20763	$22.74253	2,028
2015	$22.74253	$20.19334	1,988
2016	$20.19334	$22.78946	878
2017	$22.78946	$24.49005	858
2018	$24.49005	$20.90226	853
Invesco V.I. American Value Fund - Series II
2009	$8.75175	$11.90010	929
2010	$11.90010	$14.20706	863
2011	$14.20706	$13.99710	0
2012	$13.99710	$16.01109	0
2013	$16.01109	$20.95325	0
2014	$20.95325	$22.41389	0
2015	$22.41389	$19.85075	0
2016	$19.85075	$22.34936	0
2017	$22.34936	$23.95570	0
2018	$23.95570	$20.39507	453
Invesco V.I. Comstock Fund - Series II
2009	$7.79502	$9.78018	5,743
2010	$9.78018	$11.05634	1,591
2011	$11.05634	$10.57589	1,507
2012	$10.57589	$12.28870	1,402
2013	$12.28870	$16.28844	1,314
2014	$16.28844	$17.36381	1,295
2015	$17.36381	$15.91510	1,321
2016	$15.91510	$18.19345	711
2017	$18.19345	$20.90461	682
2018	$20.90461	$17.89954	708
Invesco V.I. Equity and Income Fund - Series II
2009	$9.61107	$11.50289	509
2010	$11.50289	$12.59191	329
2011	$12.59191	$12.14422	232
2012	$12.14422	$13.33539	230
2013	$13.33539	$16.27278	1,596
2014	$16.27278	$17.29414	4,010
2015	$17.29414	$16.46121	226
2016	$16.46121	$18.47167	87
2017	$18.47167	$19.99749	86
2018	$19.99749	$17.63857	86

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.94302	$14.48295	14,225
2010	$14.48295	$15.87685	8,530
2011	$15.87685	$15.16310	7,489
2012	$15.16310	$16.94073	6,180
2013	$16.94073	$22.14258	5,548
2014	$22.14258	$23.79158	4,299
2015	$23.79158	$22.47653	4,231
2016	$22.47653	$26.23069	2,982
2017	$26.23069	$29.23237	2,802
2018	$29.23237	$24.68040	2,862
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.35901	$11.24409	6,935
2010	$11.24409	$13.98340	4,268
2011	$13.98340	$12.38473	3,909
2012	$12.38473	$13.50735	3,127
2013	$13.50735	$18.02920	2,939
2014	$18.02920	$18.97128	2,389
2015	$18.97128	$18.72991	2,372
2016	$18.72991	$18.40689	1,348
2017	$18.40689	$21.97129	1,262
2018	$21.97129	$20.20675	1,251
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.14462	$12.00106	3,260
2010	$12.00106	$13.17036	18,384
2011	$13.17036	$13.43356	15,886
2012	$13.43356	$14.77027	12,953
2013	$14.77027	$15.61153	12,890
2014	$15.61153	$15.91710	11,216
2015	$15.91710	$15.31447	12,988
2016	$15.31447	$16.78062	21,605
2017	$16.78062	$17.90958	21,315
2018	$17.90958	$16.79602	20,650
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.26673	$11.40637	1,058
2010	$11.40637	$13.26599	518
2011	$13.26599	$12.38081	291
2012	$12.38081	$13.37665	288
2013	$13.37665	$17.74435	287
2014	$17.74435	$18.57618	285
2015	$18.57618	$17.52570	283
2016	$17.52570	$19.82185	17
2017	$19.82185	$21.80705	16
2018	$21.80705	$19.56948	16
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.89408	$9.17090	1,978
2010	$9.17090	$10.52139	1,624
2011	$10.52139	$9.65575	4,752
2012	$9.65575	$10.57449	4,519
2013	$10.57449	$14.04163	4,323
2014	$14.04163	$14.77002	1,632
2015	$14.77002	$14.01855	1,622
2016	$14.01855	$16.04277	1,204
2017	$16.04277	$17.77587	1,140
2018	$17.77587	$15.95397	1,079

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.57287	$12.19195	0
2010	$12.19195	$14.64400	0
2011	$14.64400	$12.87143	0
2012	$12.87143	$14.34942	0
2013	$14.34942	$19.21974	0
2014	$19.21974	$19.91938	0
2015	$19.91938	$19.99316	0
2016	$19.99316	$19.77752	1,547
2017	$19.77752	$23.75591	1,432
2018	$23.75591	$22.54097	1,381
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.50045	$9.27918	6,040
2010	$9.27918	$11.37269	2,126
2011	$11.37269	$10.66688	6,884
2012	$10.66688	$11.93794	6,604
2013	$11.93794	$15.20138	6,369
2014	$15.20138	$16.56555	3,077
2015	$16.56555	$15.57313	3,062
2016	$15.57313	$17.71236	2,420
2017	$17.71236	$18.49192	2,318
2018	$18.49192	$15.35102	2,217
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.21026	$19.33756	1,506
2010	$19.33756	$20.73557	12,483
2011	$20.73557	$21.65687	10,502
2012	$21.65687	$24.94240	7,351
2013	$24.94240	$22.23705	7,405
2014	$22.23705	$22.35581	5,199
2015	$22.35581	$21.58705	5,164
2016	$21.58705	$23.32602	4,530
2017	$23.32602	$24.98052	4,478
2018	$24.98052	$22.68877	4,698
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.66015	$13.49548	11,930
2010	$13.49548	$15.03895	21,481
2011	$15.03895	$16.02517	19,316
2012	$16.02517	$18.09848	10,344
2013	$18.09848	$21.16116	9,857
2014	$21.16116	$21.60921	8,282
2015	$21.60921	$22.42391	9,383
2016	$22.42391	$23.09947	8,353
2017	$23.09947	$28.38724	8,305
2018	$28.38724	$27.24619	8,220
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.28533	$11.78517	15,780
2010	$11.78517	$14.14823	12,849
2011	$14.14823	$13.43801	10,151
2012	$13.43801	$15.01719	7,882
2013	$15.01719	$21.72760	6,206
2014	$21.72760	$22.58046	5,539
2015	$22.58046	$24.76385	4,932
2016	$24.76385	$23.80242	3,501
2017	$23.80242	$33.29813	2,932
2018	$33.29813	$34.98807	2,585

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.19603	$11.61188	106
2010	$11.61188	$13.91173	106
2011	$13.91173	$13.18047	106
2012	$13.18047	$14.68771	105
2013	$14.68771	$21.20072	105
2014	$21.20072	$21.97657	105
2015	$21.97657	$24.04333	105
2016	$24.04333	$23.04265	105
2017	$23.04265	$32.16177	100
2018	$32.16177	$33.71809	96
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.09141	$9.36639	1,318
2010	$9.36639	$12.10556	8,967
2011	$12.10556	$10.98010	6,892
2012	$10.98010	$11.63876	7,123
2013	$11.63876	$15.63525	7,078
2014	$15.63525	$15.55838	4,904
2015	$15.55838	$14.29140	4,874
2016	$14.29140	$12.73015	3,884
2017	$12.73015	$17.24269	3,855
2018	$17.24269	$18.62110	3,828
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.41051	$18.09218	3,081
2010	$18.09218	$22.89839	2,854
2011	$22.89839	$23.64205	2,810
2012	$23.64205	$26.70800	3,371
2013	$26.70800	$26.55355	3,427
2014	$26.55355	$33.58096	1,486
2015	$33.58096	$33.44277	1,457
2016	$33.44277	$34.81911	1,376
2017	$34.81911	$35.00349	1,400
2018	$35.00349	$31.47575	1,180
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.11862	$11.43522	30,306
2010	$11.43522	$12.19517	22,098
2011	$12.19517	$11.75275	19,224
2012	$11.75275	$13.06847	15,869
2013	$13.06847	$16.52716	14,667
2014	$16.52716	$18.59168	11,734
2015	$18.59168	$18.75956	11,037
2016	$18.75956	$17.88583	8,720
2017	$17.88583	$22.11187	7,754
2018	$22.11187	$20.31852	7,332
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.54356	$10.15099	7,225
2010	$10.15099	$11.17613	7,148
2011	$11.17613	$10.96266	6,791
2012	$10.96266	$12.00761	6,685
2013	$12.00761	$13.23844	6,736
2014	$13.23844	$13.97223	5,977
2015	$13.97223	$13.72968	5,509
2016	$13.72968	$14.08186	4,132
2017	$14.08186	$14.99297	3,790
2018	$14.99297	$13.83903	3,104

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.12174	$10.49593	4,794
2010	$10.49593	$13.04149	3,275
2011	$13.04149	$12.84999	2,938
2012	$12.84999	$14.58457	2,332
2013	$14.58457	$19.32762	2,260
2014	$19.32762	$19.92826	2,080
2015	$19.92826	$20.70791	2,019
2016	$20.70791	$20.65570	319
2017	$20.65570	$25.92981	308
2018	$25.92981	$23.73839	769
Oppenheimer Global Fund/VA - Service Shares
2009	$12.70588	$17.30072	10,632
2010	$17.30072	$19.55948	9,766
2011	$19.55948	$17.48255	9,000
2012	$17.48255	$20.66003	7,185
2013	$20.66003	$25.63590	6,788
2014	$25.63590	$25.56382	3,129
2015	$25.56382	$25.89569	2,769
2016	$25.89569	$25.26451	1,733
2017	$25.26451	$33.65759	1,452
2018	$33.65759	$28.48161	1,442
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$12.00663	$13.89137	18,987
2010	$13.89137	$15.57852	17,627
2011	$15.57852	$15.32150	16,572
2012	$15.32150	$16.93828	19,470
2013	$16.93828	$16.48964	19,477
2014	$16.48964	$16.51346	14,155
2015	$16.51346	$15.73321	14,107
2016	$15.73321	$16.33710	10,223
2017	$16.33710	$16.92924	10,248
2018	$16.92924	$15.79059	7,629
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.47819	$11.85369	19,383
2010	$11.85369	$13.41547	8,619
2011	$13.41547	$13.06766	7,472
2012	$13.06766	$14.88843	6,336
2013	$14.88843	$19.12128	6,058
2014	$19.12128	$20.62663	3,717
2015	$20.62663	$20.78045	3,391
2016	$20.78045	$22.60019	1,909
2017	$22.60019	$25.76046	1,858
2018	$25.76046	$23.13210	1,253
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.90936	$15.92846	8,903
2010	$15.92846	$19.15250	5,599
2011	$19.15250	$18.26879	4,673
2012	$18.26879	$21.00358	3,843
2013	$21.00358	$28.86005	3,412
2014	$28.86005	$31.48571	1,697
2015	$31.48571	$28.88985	1,717
2016	$28.88985	$33.21910	751
2017	$33.21910	$36.97941	746
2018	$36.97941	$32.32415	749

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.26414	$6.67458	25,590
2010	$6.67458	$7.25750	25,387
2011	$7.25750	$7.65404	25,171
2012	$7.65404	$8.23918	16,479
2013	$8.23918	$8.01990	13,329
2014	$8.01990	$8.37896	927
2015	$8.37896	$8.24470	7,562
2016	$8.24470	$8.30228	11,193
2017	$8.30228	$8.46864	11,474
2018	$8.46864	$8.16624	11,216
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.15440	7,603
2010	$12.15440	$13.37344	4,022
2011	$13.37344	$13.31890	3,278
2012	$13.31890	$15.52540	2,789
2013	$15.52540	$20.08753	2,502
2014	$20.08753	$22.11252	1,838
2015	$22.11252	$20.94867	1,851
2016	$20.94867	$23.26328	3,407
2017	$23.26328	$27.00214	6,981
2018	$27.00214	$24.14387	6,038
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.07025	$9.90626	0
2010	$9.90626	$10.72741	0
2011	$10.72741	$10.77260	0
2012	$10.77260	$11.84467	0
2013	$11.84467	$13.66772	0
2014	$13.66772	$14.78075	0
2015	$14.78075	$14.27899	0
2016	$14.27899	$15.07060	0
2017	$15.07060	$16.94969	0
2018	$16.94969	$16.04106	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.96064	$13.15911	1,599
2010	$13.15911	$14.74674	1,596
2011	$14.74674	$14.34948	1,594
2012	$14.34948	$16.01080	1,592
2013	$16.01080	$18.69383	1,591
2014	$18.69383	$19.98697	1,589
2015	$19.98697	$19.56304	1,588
2016	$19.56304	$20.39960	1,586
2017	$20.39960	$22.99323	1,585
2018	$22.99323	$20.83563	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.29082	$12.66984	79
2010	$12.66984	$12.68526	78
2011	$12.68526	$12.24938	77
2012	$12.24938	$14.63339	76
2013	$14.63339	$20.25590	75
2014	$20.25590	$25.26341	74
2015	$25.26341	$26.60699	74
2016	$26.60699	$23.04780	73
2017	$23.04780	$25.96943	72
2018	$25.96943	$25.22375	71

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.41882	$18.27207	2,478
2010	$18.27207	$18.18114	1,967
2011	$18.18114	$16.80506	1,694
2012	$16.80506	$17.24670	1,510
2013	$17.24670	$19.18009	1,395
2014	$19.18009	$21.47340	1,581
2015	$21.47340	$18.90109	1,296
2016	$18.90109	$18.83461	979
2017	$18.83461	$22.48680	771
2018	$22.48680	$21.86842	57
Putnam VT Government Money Market Fund - Class IB
2009	$10.11028	$9.89929	77,395
2010	$9.89929	$9.67622	69,554
2011	$9.67622	$9.45629	23,829
2012	$9.45629	$9.24008	45,764
2013	$9.24008	$9.02939	49,089
2014	$9.02939	$8.82349	50,923
2015	$8.82349	$8.62229	29,013
2016	$8.62229	$8.42628	29,323
2017	$8.42628	$8.25471	29,255
2018	$8.25471	$8.16080	27,343
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04638	6,949
2017	$10.04638	$12.85208	6,906
2018	$12.85208	$12.85652	6,566
Putnam VT High Yield Fund - Class IB
2009	$11.32001	$16.61186	6,376
2010	$16.61186	$18.51086	5,230
2011	$18.51086	$18.40537	4,689
2012	$18.40537	$20.86186	5,313
2013	$20.86186	$21.98537	5,165
2014	$21.98537	$21.81671	4,489
2015	$21.81671	$20.17610	4,366
2016	$20.17610	$22.78085	3,560
2017	$22.78085	$23.81657	3,327
2018	$23.81657	$22.32470	3,135
Putnam VT Income Fund - Class IB
2009	$8.27613	$11.85972	18,081
2010	$11.85972	$12.73199	10,564
2011	$12.73199	$13.06337	9,345
2012	$13.06337	$14.13477	7,676
2013	$14.13477	$14.06956	7,569
2014	$14.06956	$14.63498	9,976
2015	$14.63498	$14.09125	6,758
2016	$14.09125	$14.04476	7,659
2017	$14.04476	$14.49322	6,942
2018	$14.49322	$14.18973	4,477

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.99249	$14.60433	2,560
2010	$14.60433	$15.70092	2,244
2011	$15.70092	$12.74371	6,445
2012	$12.74371	$15.18012	5,651
2013	$15.18012	$18.99636	5,407
2014	$18.99636	$17.30321	1,851
2015	$17.30321	$16.93062	1,845
2016	$16.93062	$16.13804	1,448
2017	$16.13804	$19.96313	1,406
2018	$19.96313	$15.77733	710
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.21563	$11.78018	438
2010	$11.78018	$13.11283	435
2011	$13.11283	$12.81864	433
2012	$12.81864	$14.63230	80
2013	$14.63230	$19.31930	79
2014	$19.31930	$21.50332	79
2015	$21.50332	$20.55339	79
2016	$20.55339	$22.50455	79
2017	$22.50455	$27.01987	76
2018	$27.01987	$24.38539	72
Putnam VT Research Fund - Class IB
2009	$9.01614	$11.73332	2,593
2010	$11.73332	$13.34238	1,897
2011	$13.34238	$12.80964	1,730
2012	$12.80964	$14.75830	1,346
2013	$14.75830	$19.23150	1,295
2014	$19.23150	$21.58360	933
2015	$21.58360	$20.76343	864
2016	$20.76343	$22.33451	723
2017	$22.33451	$26.92231	604
2018	$26.92231	$25.06625	1,003
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.20339	$13.17373	159
2010	$13.17373	$15.38980	1,413
2011	$15.38980	$14.27365	1,372
2012	$14.27365	$16.28342	812
2013	$16.28342	$21.70859	777
2014	$21.70859	$24.07288	159
2015	$24.07288	$23.45341	158
2016	$23.45341	$24.70290	158
2017	$24.70290	$31.19608	151
2018	$31.19608	$30.01600	144
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary Protection
(Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With
the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 2.15

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.54974	$8.66519	0
2010	$8.66519	$9.89506	0
2011	$9.89506	$9.39491	0
2012	$9.39491	$10.65543	0
2013	$10.65543	$13.62728	0
2014	$13.62728	$14.85947	0
2015	$14.85947	$14.57202	0
2016	$14.57202	$15.33214	0
2017	$15.33214	$18.20890	0
2018	$18.20890	$16.60189	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.05264	$9.74812	0
2010	$9.74812	$10.71454	0
2011	$10.71454	$10.41964	0
2012	$10.41964	$11.35388	0
2013	$11.35388	$12.55150	0
2014	$12.55150	$12.77399	0
2015	$12.77399	$12.40890	0
2016	$12.40890	$12.75321	0
2017	$12.75321	$14.05100	0
2018	$14.05100	$13.13740	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.35514	$9.23369	0
2010	$9.23369	$10.30993	0
2011	$10.30993	$9.94416	0
2012	$9.94416	$10.98024	0
2013	$10.98024	$12.39998	0
2014	$12.39998	$12.66631	0
2015	$12.66631	$12.31312	0
2016	$12.31312	$12.72362	0
2017	$12.72362	$14.44887	0
2018	$14.44887	$13.25307	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.84146	$8.76455	0
2010	$8.76455	$9.91979	0
2011	$9.91979	$9.41402	0
2012	$9.41402	$10.58895	0
2013	$10.58895	$12.55519	0
2014	$12.55519	$12.84300	0
2015	$12.84300	$12.47602	0
2016	$12.47602	$12.96155	0
2017	$12.96155	$15.28041	0
2018	$15.28041	$13.72080	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.28899	$10.39973	0
2010	$10.39973	$10.89328	0
2011	$10.89328	$10.78677	0
2012	$10.78677	$11.19292	0
2013	$11.19292	$11.50041	0
2014	$11.50041	$11.62869	0
2015	$11.62869	$11.29186	0
2016	$11.29186	$11.48845	0
2017	$11.48845	$12.15942	0
2018	$12.15942	$11.60482	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.28995	0
2016	$17.28995	$16.89716	0
2017	$16.89716	$22.14555	0
2018	$22.14555	$24.26808	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.78723	$8.37174	0
2010	$8.37174	$9.38026	0
2011	$9.38026	$9.32467	0
2012	$9.32467	$10.52942	0
2013	$10.52942	$13.56443	0
2014	$13.56443	$15.00739	0
2015	$15.00739	$14.81487	0
2016	$14.81487	$16.14500	0
2017	$16.14500	$19.14583	0
2018	$19.14583	$17.81319	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.52799	$8.90959	0
2010	$8.90959	$11.18742	0
2011	$11.18742	$9.74028	0
2012	$9.74028	$10.89703	0
2013	$10.89703	$14.45951	0
2014	$14.45951	$14.97289	0
2015	$14.97289	$14.38432	0
2016	$14.38432	$15.72372	0
2017	$15.72372	$18.51261	0
2018	$18.51261	$15.40842	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.86511	$12.19266	5,388
2010	$12.19266	$13.89366	5,394
2011	$13.89366	$13.89570	5,089
2012	$13.89570	$15.22958	5,163
2013	$15.22958	$19.27666	858
2014	$19.27666	$20.54550	840
2015	$20.54550	$19.88228	0
2016	$19.88228	$21.67520	0
2017	$21.67520	$24.52839	0
2018	$24.52839	$22.85734	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.91946	$11.81154	0
2010	$11.81154	$12.99719	0
2011	$12.99719	$12.99638	0
2012	$12.99638	$14.29738	0
2013	$14.29738	$15.90952	0
2014	$15.90952	$16.25442	0
2015	$16.25442	$14.75417	0
2016	$14.75417	$16.43071	0
2017	$16.43071	$17.60137	0
2018	$17.60137	$16.44963	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.44833	$9.43675	7,716
2010	$9.43675	$10.28417	8,117
2011	$10.28417	$9.89273	7,925
2012	$9.89273	$10.85590	8,120
2013	$10.85590	$13.63787	0
2014	$13.63787	$14.97840	0
2015	$14.97840	$15.45056	0
2016	$15.45056	$14.81951	0
2017	$14.81951	$18.54391	0
2018	$18.54391	$17.84412	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.36521	$10.07431	0
2010	$10.07431	$11.01530	0
2011	$11.01530	$10.43963	0
2012	$10.43963	$11.55663	0
2013	$11.55663	$14.40315	0
2014	$14.40315	$14.86907	0
2015	$14.86907	$13.99103	0
2016	$13.99103	$15.32830	0
2017	$15.32830	$16.25943	0
2018	$16.25943	$14.09757	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.73832	$13.21880	4,370
2010	$13.21880	$14.35492	4,568
2011	$14.35492	$13.87357	4,380
2012	$13.87357	$15.47801	4,400
2013	$15.47801	$19.38799	569
2014	$19.38799	$20.28284	568
2015	$20.28284	$18.83028	0
2016	$18.83028	$21.34413	0
2017	$21.34413	$22.58850	0
2018	$22.58850	$20.05974	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.22858	$16.68561	4,406
2010	$16.68561	$20.89455	4,030
2011	$20.89455	$19.63918	4,016
2012	$19.63918	$22.70520	3,883
2013	$22.70520	$30.20978	0
2014	$30.20978	$29.67118	0
2015	$29.67118	$26.83620	0
2016	$26.83620	$34.12243	0
2017	$34.12243	$36.87972	0
2018	$36.87972	$31.37863	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.13906	$15.61876	875
2010	$15.61876	$19.46729	870
2011	$19.46729	$18.09412	866
2012	$18.09412	$19.58703	861
2013	$19.58703	$26.42769	857
2014	$26.42769	$27.73772	853
2015	$27.73772	$26.36870	849
2016	$26.36870	$26.82723	845
2017	$26.82723	$31.81147	841
2018	$31.81147	$29.39810	837
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.33620	$11.41360	0
2010	$11.41360	$11.73548	0
2011	$11.73548	$12.11272	0
2012	$12.11272	$12.05177	0
2013	$12.05177	$11.50628	0
2014	$11.50628	$11.61731	0
2015	$11.61731	$11.39931	0
2016	$11.39931	$11.20718	0
2017	$11.20718	$11.09332	0
2018	$11.09332	$10.87027	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.45960	$31.11472	1,110
2010	$31.11472	$35.73151	1,093
2011	$35.73151	$29.36319	1,246
2012	$29.36319	$32.44863	1,268
2013	$32.44863	$31.39709	0
2014	$31.39709	$28.08914	0
2015	$28.08914	$22.05380	0
2016	$22.05380	$25.29623	0
2017	$25.29623	$34.69352	0
2018	$34.69352	$28.52955	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.09835	$17.53034	4,592
2010	$17.53034	$18.55974	4,855
2011	$18.55974	$16.19837	5,136
2012	$16.19837	$18.70268	5,022
2013	$18.70268	$22.46093	932
2014	$22.46093	$19.49333	928
2015	$19.49333	$17.80098	924
2016	$17.80098	$18.63303	919
2017	$18.63303	$21.23830	915
2018	$21.23830	$17.53823	911
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.81342	$19.48776	0
2010	$19.48776	$21.78183	0
2011	$21.78183	$21.08812	0
2012	$21.08812	$23.69617	0
2013	$23.69617	$23.51872	0
2014	$23.51872	$23.38939	0
2015	$23.38939	$21.85866	0
2016	$21.85866	$21.97593	0
2017	$21.97593	$21.87858	0
2018	$21.87858	$21.78065	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.25025	$11.72861	1,398
2010	$11.72861	$13.69553	1,376
2011	$13.69553	$12.52092	1,389
2012	$12.52092	$13.86540	1,381
2013	$13.86540	$18.92989	1,332
2014	$18.92989	$19.99707	1,323
2015	$19.99707	$20.45678	1,030
2016	$20.45678	$20.38238	1,025
2017	$20.38238	$25.28977	1,020
2018	$25.28977	$23.73698	1,015
Invesco V.I. American Value Fund - Series I
2009	$8.78193	$11.93906	37
2010	$11.93906	$14.25325	34
2011	$14.25325	$14.04872	33
2012	$14.04872	$16.09356	0
2013	$16.09356	$21.10295	0
2014	$21.10295	$22.61871	0
2015	$22.61871	$20.07312	0
2016	$20.07312	$22.64222	0
2017	$22.64222	$24.31958	0
2018	$24.31958	$20.74627	0
Invesco V.I. American Value Fund - Series II
2009	$8.73086	$11.86561	0
2010	$11.86561	$14.15864	0
2011	$14.15864	$13.94226	0
2012	$13.94226	$15.94018	0
2013	$15.94018	$20.84979	0
2014	$20.84979	$22.29181	0
2015	$22.29181	$19.73252	0
2016	$19.73252	$22.20491	0
2017	$22.20491	$23.78888	0
2018	$23.78888	$20.24280	0
Invesco V.I. Comstock Fund - Series II
2009	$7.77641	$9.75184	5,979
2010	$9.75184	$11.01867	6,066
2011	$11.01867	$10.53447	5,954
2012	$10.53447	$12.23429	5,764
2013	$12.23429	$16.20803	0
2014	$16.20803	$17.26925	0
2015	$17.26925	$15.82034	0
2016	$15.82034	$18.07590	0
2017	$18.07590	$20.75908	0
2018	$20.75908	$17.76593	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.58813	$11.46957	0
2010	$11.46957	$12.54901	0
2011	$12.54901	$12.09667	0
2012	$12.09667	$13.27636	0
2013	$13.27636	$16.19245	0
2014	$16.19245	$17.19996	0
2015	$17.19996	$16.36317	0
2016	$16.36317	$18.35229	0
2017	$18.35229	$19.85826	0
2018	$19.85826	$17.50690	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.89188	$14.41355	2,840
2010	$14.41355	$15.79269	2,841
2011	$15.79269	$15.07502	2,724
2012	$15.07502	$16.83369	2,699
2013	$16.83369	$21.99141	2,612
2014	$21.99141	$23.61705	2,581
2015	$23.61705	$22.30023	1,843
2016	$22.30023	$26.01166	1,833
2017	$26.01166	$28.97368	1,825
2018	$28.97368	$24.44963	1,817
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.34144	$11.21152	107
2010	$11.21152	$13.93577	107
2011	$13.93577	$12.33624	0
2012	$12.33624	$13.44756	0
2013	$13.44756	$17.94022	0
2014	$17.94022	$18.86799	0
2015	$18.86799	$18.61841	0
2016	$18.61841	$18.28798	0
2017	$18.28798	$21.81836	0
2018	$21.81836	$20.05595	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.12477	$11.96888	0
2010	$11.96888	$13.12833	0
2011	$13.12833	$13.38385	0
2012	$13.38385	$14.70808	0
2013	$14.70808	$15.53785	0
2014	$15.53785	$15.83388	0
2015	$15.83388	$15.22660	0
2016	$15.22660	$16.67581	0
2017	$16.67581	$17.78877	0
2018	$17.78877	$16.67428	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.24659	$11.37577	0
2010	$11.37577	$13.22363	0
2011	$13.22363	$12.33498	0
2012	$12.33498	$13.32030	0
2013	$13.32030	$17.66057	0
2014	$17.66057	$18.47902	0
2015	$18.47902	$17.42510	0
2016	$17.42510	$19.69803	0
2017	$19.69803	$21.65992	0
2018	$21.65992	$19.42762	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.87691	$9.14628	0
2010	$9.14628	$10.48778	0
2011	$10.48778	$9.62000	0
2012	$9.62000	$10.52994	0
2013	$10.52994	$13.97534	0
2014	$13.97534	$14.69276	0
2015	$14.69276	$13.93808	0
2016	$13.93808	$15.94255	0
2017	$15.94255	$17.65593	0
2018	$17.65593	$15.83831	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.55423	$12.15920	0
2010	$12.15920	$14.59720	0
2011	$14.59720	$12.82374	0
2012	$12.82374	$14.28893	0
2013	$14.28893	$19.12893	0
2014	$19.12893	$19.81512	0
2015	$19.81512	$19.87833	0
2016	$19.87833	$19.65389	0
2017	$19.65389	$23.59552	0
2018	$23.59552	$22.37746	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.48416	$9.25428	5,241
2010	$9.25428	$11.33638	4,900
2011	$11.33638	$10.62739	4,918
2012	$10.62739	$11.88765	4,944
2013	$11.88765	$15.12960	0
2014	$15.12960	$16.47890	0
2015	$16.47890	$15.48375	0
2016	$15.48375	$17.60172	0
2017	$17.60172	$18.36716	0
2018	$18.36716	$15.23974	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.14519	$19.24498	0
2010	$19.24498	$20.62575	0
2011	$20.62575	$21.53119	0
2012	$21.53119	$24.78493	0
2013	$24.78493	$22.08535	0
2014	$22.08535	$22.19195	0
2015	$22.19195	$21.41786	0
2016	$21.41786	$23.13140	0
2017	$23.13140	$24.75963	0
2018	$24.75963	$22.47678	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.63290	$13.45410	0
2010	$13.45410	$14.98518	0
2011	$14.98518	$15.95974	0
2012	$15.95974	$18.01534	0
2013	$18.01534	$21.05319	0
2014	$21.05319	$21.48796	0
2015	$21.48796	$22.28668	0
2016	$22.28668	$22.94639	0
2017	$22.94639	$28.18493	0
2018	$28.18493	$27.03833	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.26793	$11.75103	0
2010	$11.75103	$14.10003	0
2011	$14.10003	$13.38540	0
2012	$13.38540	$14.95073	0
2013	$14.95073	$21.62040	0
2014	$21.62040	$22.45755	0
2015	$22.45755	$24.61645	0
2016	$24.61645	$23.64867	0
2017	$23.64867	$33.06642	0
2018	$33.06642	$34.72704	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.17885	$11.57823	682
2010	$11.57823	$13.86435	632
2011	$13.86435	$13.12887	648
2012	$13.12887	$14.62269	638
2013	$14.62269	$21.09607	525
2014	$21.09607	$21.85690	527
2015	$21.85690	$23.90017	0
2016	$23.90017	$22.89376	0
2017	$22.89376	$31.93788	0
2018	$31.93788	$33.46643	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.08304	$9.34875	0
2010	$9.34875	$12.07655	0
2011	$12.07655	$10.94819	0
2012	$10.94819	$11.59898	0
2013	$11.59898	$15.57383	0
2014	$15.57383	$15.48935	0
2015	$15.48935	$14.22071	0
2016	$14.22071	$12.66071	0
2017	$12.66071	$17.14001	0
2018	$17.14001	$18.50085	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.34882	$18.00551	2,086
2010	$18.00551	$22.77705	1,899
2011	$22.77705	$23.50478	1,737
2012	$23.50478	$26.53931	1,726
2013	$26.53931	$26.37233	207
2014	$26.37233	$33.33473	172
2015	$33.33473	$33.18059	0
2016	$33.18059	$34.52853	0
2017	$34.52853	$34.69389	0
2018	$34.69389	$31.18157	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.09508	$11.39624	0
2010	$11.39624	$12.14740	0
2011	$12.14740	$11.70072	0
2012	$11.70072	$13.00395	0
2013	$13.00395	$16.43716	0
2014	$16.43716	$18.48098	0
2015	$18.48098	$18.63834	0
2016	$18.63834	$17.76119	0
2017	$17.76119	$21.94674	0
2018	$21.94674	$20.15658	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.50698	$10.10234	43
2010	$10.10234	$11.11687	42
2011	$11.11687	$10.89896	41
2012	$10.89896	$11.93171	0
2013	$11.93171	$13.14803	0
2014	$13.14803	$13.86971	0
2015	$13.86971	$13.62196	0
2016	$13.62196	$13.96424	0
2017	$13.96424	$14.86025	0
2018	$14.86025	$13.70961	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.08698	$10.44564	43
2010	$10.44564	$12.97236	38
2011	$12.97236	$12.77536	34
2012	$12.77536	$14.49243	0
2013	$14.49243	$19.19569	0
2014	$19.19569	$19.78210	0
2015	$19.78210	$20.54551	0
2016	$20.54551	$20.48327	0
2017	$20.48327	$25.70039	0
2018	$25.70039	$23.51645	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.65149	$17.21786	230
2010	$17.21786	$19.45586	226
2011	$19.45586	$17.38105	245
2012	$17.38105	$20.52955	227
2013	$20.52955	$25.46097	216
2014	$25.46097	$25.37639	227
2015	$25.37639	$25.69266	0
2016	$25.69266	$25.05364	0
2017	$25.05364	$33.35987	0
2018	$33.35987	$28.21539	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.95525	$13.82487	413
2010	$13.82487	$15.49601	409
2011	$15.49601	$15.23257	279
2012	$15.23257	$16.83133	1,059
2013	$16.83133	$16.37714	1,235
2014	$16.37714	$16.39242	1,288
2015	$16.39242	$15.60988	225
2016	$15.60988	$16.20076	223
2017	$16.20076	$16.77951	222
2018	$16.77951	$15.64302	221
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.43764	$11.79692	2,023
2010	$11.79692	$13.34439	2,009
2011	$13.34439	$12.99178	1,999
2012	$12.99178	$14.79439	1,953
2013	$14.79439	$18.99080	1,944
2014	$18.99080	$20.47539	1,935
2015	$20.47539	$20.61753	1,926
2016	$20.61753	$22.41155	1,916
2017	$22.41155	$25.53259	1,908
2018	$25.53259	$22.91588	1,899
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.85838	$15.85216	1,012
2010	$15.85216	$19.05102	1,006
2011	$19.05102	$18.16270	964
2012	$18.16270	$20.87089	959
2013	$20.87089	$28.66308	954
2014	$28.66308	$31.25482	950
2015	$31.25482	$28.66332	946
2016	$28.66332	$32.94181	941
2017	$32.94181	$36.65228	936
2018	$36.65228	$32.02198	932

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.25054	$6.65667	0
2010	$6.65667	$7.23431	0
2011	$7.23431	$7.62570	0
2012	$7.62570	$8.20446	0
2013	$8.20446	$7.98202	0
2014	$7.98202	$8.33512	0
2015	$8.33512	$8.19737	0
2016	$8.19737	$8.25041	0
2017	$8.25041	$8.41150	0
2018	$8.41150	$8.10704	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.09619	0
2010	$12.09619	$13.30258	0
2011	$13.30258	$13.24157	0
2012	$13.24157	$15.42734	0
2013	$15.42734	$19.95046	0
2014	$19.95046	$21.95039	0
2015	$21.95039	$20.78444	0
2016	$20.78444	$23.06912	0
2017	$23.06912	$26.76330	0
2018	$26.76330	$23.91821	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.03573	$9.85884	847
2010	$9.85884	$10.67059	869
2011	$10.67059	$10.71007	837
2012	$10.71007	$11.76989	792
2013	$11.76989	$13.57448	812
2014	$13.57448	$14.67241	786
2015	$14.67241	$14.16707	0
2016	$14.16707	$14.94485	0
2017	$14.94485	$16.79979	0
2018	$16.79979	$15.89117	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.91803	$13.09610	0
2010	$13.09610	$14.66861	0
2011	$14.66861	$14.26617	0
2012	$14.26617	$15.90969	0
2013	$15.90969	$18.56628	0
2014	$18.56628	$19.84044	0
2015	$19.84044	$19.40967	0
2016	$19.40967	$20.22936	0
2017	$20.22936	$22.78987	0
2018	$22.78987	$20.64093	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.24678	$12.60917	36
2010	$12.60917	$12.61805	37
2011	$12.61805	$12.17826	38
2012	$12.17826	$14.54096	0
2013	$14.54096	$20.11766	0
2014	$20.11766	$25.07817	0
2015	$25.07817	$26.39840	0
2016	$26.39840	$22.85545	0
2017	$22.85545	$25.73973	0
2018	$25.73973	$24.98801	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.34431	$18.18460	0
2010	$18.18460	$18.08485	0
2011	$18.08485	$16.70752	0
2012	$16.70752	$17.13780	0
2013	$17.13780	$19.04922	0
2014	$19.04922	$21.31597	0
2015	$21.31597	$18.75293	0
2016	$18.75293	$18.67743	0
2017	$18.67743	$22.28791	0
2018	$22.28791	$21.66404	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.06701	$9.85187	1,077
2010	$9.85187	$9.62494	1,199
2011	$9.62494	$9.40139	1,159
2012	$9.40139	$9.18173	1,016
2013	$9.18173	$8.96777	1,226
2014	$8.96777	$8.75880	1,325
2015	$8.75880	$8.55470	0
2016	$8.55470	$8.35596	0
2017	$8.35596	$8.18170	0
2018	$8.18170	$8.08454	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04579	0
2017	$10.04579	$12.84486	0
2018	$12.84486	$12.84279	0
Putnam VT High Yield Fund - Class IB
2009	$11.27158	$16.53233	925
2010	$16.53233	$18.41281	920
2011	$18.41281	$18.29855	877
2012	$18.29855	$20.73015	873
2013	$20.73015	$21.83540	869
2014	$21.83540	$21.65679	865
2015	$21.65679	$20.01796	861
2016	$20.01796	$22.59076	856
2017	$22.59076	$23.60597	853
2018	$23.60597	$22.11611	849
Putnam VT Income Fund - Class IB
2009	$8.24071	$11.80292	46
2010	$11.80292	$12.66453	46
2011	$12.66453	$12.98753	0
2012	$12.98753	$14.04550	0
2013	$14.04550	$13.97356	0
2014	$13.97356	$14.52768	0
2015	$14.52768	$13.98077	0
2016	$13.98077	$13.92753	0
2017	$13.92753	$14.36501	0
2018	$14.36501	$14.05709	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.94115	$14.53435	83
2010	$14.53435	$15.61771	82
2011	$15.61771	$12.66970	0
2012	$12.66970	$15.08422	0
2013	$15.08422	$18.86669	0
2014	$18.86669	$17.17632	0
2015	$17.17632	$16.79786	0
2016	$16.79786	$16.00333	0
2017	$16.00333	$19.78651	0
2018	$19.78651	$15.62982	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.17618	$11.72377	0
2010	$11.72377	$13.04337	0
2011	$13.04337	$12.74423	0
2012	$12.74423	$14.53991	0
2013	$14.53991	$19.18750	0
2014	$19.18750	$21.34570	0
2015	$21.34570	$20.39229	0
2016	$20.39229	$22.31677	0
2017	$22.31677	$26.78094	0
2018	$26.78094	$24.15753	0
Putnam VT Research Fund - Class IB
2009	$8.97755	$11.67712	0
2010	$11.67712	$13.27169	0
2011	$13.27169	$12.73526	0
2012	$12.73526	$14.66508	0
2013	$14.66508	$19.10026	0
2014	$19.10026	$21.42534	0
2015	$21.42534	$20.60063	0
2016	$20.60063	$22.14809	0
2017	$22.14809	$26.68416	0
2018	$26.68416	$24.83196	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.15971	$13.11062	0
2010	$13.11062	$15.30825	0
2011	$15.30825	$14.19076	0
2012	$14.19076	$16.18056	0
2013	$16.18056	$21.56045	0
2014	$21.56045	$23.89637	0
2015	$23.89637	$23.26950	0
2016	$23.26950	$24.49671	0
2017	$24.49671	$30.92013	0
2018	$30.92013	$29.73544	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase)
Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 2.20

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.54076	$8.64888	0
2010	$8.64888	$9.87138	0
2011	$9.87138	$9.36764	0
2012	$9.36764	$10.61907	0
2013	$10.61907	$13.57383	0
2014	$13.57383	$14.79362	0
2015	$14.79362	$14.50002	0
2016	$14.50002	$15.24858	0
2017	$15.24858	$18.10055	0
2018	$18.10055	$16.49477	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.04161	$9.72978	0
2010	$9.72978	$10.68890	0
2011	$10.68890	$10.38940	0
2012	$10.38940	$11.31513	0
2013	$11.31513	$12.50226	0
2014	$12.50226	$12.71737	0
2015	$12.71737	$12.34758	0
2016	$12.34758	$12.68370	0
2017	$12.68370	$13.96737	0
2018	$13.96737	$13.05260	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.34506	$9.21630	0
2010	$9.21630	$10.28526	0
2011	$10.28526	$9.91530	0
2012	$9.91530	$10.94276	0
2013	$10.94276	$12.35133	0
2014	$12.35133	$12.61016	0
2015	$12.61016	$12.25225	0
2016	$12.25225	$12.65427	0
2017	$12.65427	$14.36288	0
2018	$14.36288	$13.16753	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.83207	$8.74804	0
2010	$8.74804	$9.89604	0
2011	$9.89604	$9.38668	0
2012	$9.38668	$10.55278	0
2013	$10.55278	$12.50591	0
2014	$12.50591	$12.78603	0
2015	$12.78603	$12.41433	0
2016	$12.41433	$12.89086	0
2017	$12.89086	$15.18943	0
2018	$15.18943	$13.63221	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.27626	$10.38018	0
2010	$10.38018	$10.86724	0
2011	$10.86724	$10.75550	0
2012	$10.75550	$11.15475	0
2013	$11.15475	$11.45532	0
2014	$11.45532	$11.57718	0
2015	$11.57718	$11.23609	0
2016	$11.23609	$11.42587	0
2017	$11.42587	$12.08709	0
2018	$12.08709	$11.52997	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.20442	0
2016	$17.20442	$16.80499	0
2017	$16.80499	$22.01366	0
2018	$22.01366	$24.11135	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.77792	$8.35598	0
2010	$8.35598	$9.35782	0
2011	$9.35782	$9.29762	0
2012	$9.29762	$10.49349	0
2013	$10.49349	$13.51124	0
2014	$13.51124	$14.94088	0
2015	$14.94088	$14.74166	0
2016	$14.74166	$16.05702	0
2017	$16.05702	$19.03192	0
2018	$19.03192	$17.69826	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.51904	$8.89282	0
2010	$8.89282	$11.16066	0
2011	$11.16066	$9.71200	0
2012	$9.71200	$10.85981	0
2013	$10.85981	$14.40277	0
2014	$14.40277	$14.90649	0
2015	$14.90649	$14.31320	0
2016	$14.31320	$15.63800	0
2017	$15.63800	$18.40240	0
2018	$18.40240	$15.30894	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.83649	$12.15108	0
2010	$12.15108	$13.83918	0
2011	$13.83918	$13.83415	0
2012	$13.83415	$15.15433	0
2013	$15.15433	$19.17161	0
2014	$19.17161	$20.42308	0
2015	$20.42308	$19.75369	0
2016	$19.75369	$21.52403	0
2017	$21.52403	$24.34506	0
2018	$24.34506	$22.67502	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.89817	$11.77732	0
2010	$11.77732	$12.95290	0
2011	$12.95290	$12.94548	0
2012	$12.94548	$14.23409	0
2013	$14.23409	$15.83099	0
2014	$15.83099	$16.16590	0
2015	$16.16590	$14.66631	0
2016	$14.66631	$16.32454	0
2017	$16.32454	$17.47883	0
2018	$17.47883	$16.32685	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.43214	$9.41142	0
2010	$9.41142	$10.25132	0
2011	$10.25132	$9.85610	0
2012	$9.85610	$10.81015	0
2013	$10.81015	$13.57345	0
2014	$13.57345	$14.90001	0
2015	$14.90001	$15.36182	0
2016	$15.36182	$14.72687	0
2017	$14.72687	$18.41872	0
2018	$18.41872	$17.71467	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.35375	$10.05536	0
2010	$10.05536	$10.98897	0
2011	$10.98897	$10.40934	0
2012	$10.40934	$11.51718	0
2013	$11.51718	$14.34665	0
2014	$14.34665	$14.80316	0
2015	$14.80316	$13.92189	0
2016	$13.92189	$15.24477	0
2017	$15.24477	$16.16269	0
2018	$16.16269	$14.00660	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.70717	$13.17370	0
2010	$13.17370	$14.29862	0
2011	$14.29862	$13.81210	0
2012	$13.81210	$15.40151	0
2013	$15.40151	$19.28229	0
2014	$19.28229	$20.16194	0
2015	$20.16194	$18.70845	0
2016	$18.70845	$21.19521	0
2017	$21.19521	$22.41960	0
2018	$22.41960	$19.89967	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.19022	$16.62871	0
2010	$16.62871	$20.81265	0
2011	$20.81265	$19.55219	0
2012	$19.55219	$22.59303	0
2013	$22.59303	$30.04515	0
2014	$30.04515	$29.49437	0
2015	$29.49437	$26.66262	0
2016	$26.66262	$33.88444	0
2017	$33.88444	$36.60409	0
2018	$36.60409	$31.12835	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.10676	$15.56549	0
2010	$15.56549	$19.39096	0
2011	$19.39096	$18.01396	0
2012	$18.01396	$19.49025	0
2013	$19.49025	$26.28366	0
2014	$26.28366	$27.57243	0
2015	$27.57243	$26.19814	0
2016	$26.19814	$26.64010	0
2017	$26.64010	$31.57368	0
2018	$31.57368	$29.16360	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.30915	$11.38054	0
2010	$11.38054	$11.69550	0
2011	$11.69550	$12.06528	0
2012	$12.06528	$11.99841	0
2013	$11.99841	$11.44948	0
2014	$11.44948	$11.55405	0
2015	$11.55405	$11.33142	0
2016	$11.33142	$11.13475	0
2017	$11.13475	$11.01609	0
2018	$11.01609	$10.78914	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.40607	$31.00866	0
2010	$31.00866	$35.59149	0
2011	$35.59149	$29.23317	0
2012	$29.23317	$32.28838	0
2013	$32.28838	$31.22603	0
2014	$31.22603	$27.92178	0
2015	$27.92178	$21.91116	0
2016	$21.91116	$25.11980	0
2017	$25.11980	$34.43423	0
2018	$34.43423	$28.30199	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$13.06039	$17.47058	0
2010	$17.47058	$18.48702	0
2011	$18.48702	$16.12663	0
2012	$16.12663	$18.61030	0
2013	$18.61030	$22.33856	0
2014	$22.33856	$19.37720	0
2015	$19.37720	$17.68586	0
2016	$17.68586	$18.50307	0
2017	$18.50307	$21.07956	0
2018	$21.07956	$17.39834	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.76467	$19.42131	0
2010	$19.42131	$21.69645	0
2011	$21.69645	$20.99474	0
2012	$20.99474	$23.57913	0
2013	$23.57913	$23.39057	0
2014	$23.39057	$23.25003	0
2015	$23.25003	$21.71729	0
2016	$21.71729	$21.82264	0
2017	$21.82264	$21.71502	0
2018	$21.71502	$21.60690	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.22921	$11.68859	0
2010	$11.68859	$13.64182	0
2011	$13.64182	$12.46545	0
2012	$12.46545	$13.79690	0
2013	$13.79690	$18.82674	0
2014	$18.82674	$19.87792	0
2015	$19.87792	$20.32448	0
2016	$20.32448	$20.24021	0
2017	$20.24021	$25.10074	0
2018	$25.10074	$23.54764	0
Invesco V.I. American Value Fund - Series I
2009	$8.76095	$11.90444	0
2010	$11.90444	$14.20464	0
2011	$14.20464	$13.99365	0
2012	$13.99365	$16.02225	0
2013	$16.02225	$20.99871	0
2014	$20.99871	$22.49545	0
2015	$22.49545	$19.95350	0
2016	$19.95350	$22.49580	0
2017	$22.49580	$24.15015	0
2018	$24.15015	$20.59131	0
Invesco V.I. American Value Fund - Series II
2009	$8.71000	$11.83119	0
2010	$11.83119	$14.11035	0
2011	$14.11035	$13.88762	0
2012	$13.88762	$15.86956	0
2013	$15.86956	$20.74681	0
2014	$20.74681	$22.17035	0
2015	$22.17035	$19.61495	0
2016	$19.61495	$22.06134	0
2017	$22.06134	$23.62318	0
2018	$23.62318	$20.09163	0
Invesco V.I. Comstock Fund - Series II
2009	$7.75784	$9.72356	0
2010	$9.72356	$10.98110	0
2011	$10.98110	$10.49318	0
2012	$10.49318	$12.18010	0
2013	$12.18010	$16.12798	0
2014	$16.12798	$17.17516	0
2015	$17.17516	$15.72608	0
2016	$15.72608	$17.95903	0
2017	$17.95903	$20.61449	0
2018	$20.61449	$17.63327	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.56523	$11.43631	0
2010	$11.43631	$12.50623	0
2011	$12.50623	$12.04926	0
2012	$12.04926	$13.21755	0
2013	$13.21755	$16.11248	0
2014	$16.11248	$17.10626	0
2015	$17.10626	$16.26571	0
2016	$16.26571	$18.23368	0
2017	$18.23368	$19.71998	0
2018	$19.71998	$17.37619	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.85741	$14.36442	0
2010	$14.36442	$15.73081	0
2011	$15.73081	$15.00829	0
2012	$15.00829	$16.75056	0
2013	$16.75056	$21.87163	0
2014	$21.87163	$23.47640	0
2015	$23.47640	$22.15606	0
2016	$22.15606	$25.83031	0
2017	$25.83031	$28.75721	0
2018	$28.75721	$24.25468	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.32389	$11.17901	0
2010	$11.17901	$13.88825	0
2011	$13.88825	$12.28790	0
2012	$12.28790	$13.38800	0
2013	$13.38800	$17.85163	0
2014	$17.85163	$18.76520	0
2015	$18.76520	$18.50750	0
2016	$18.50750	$18.16975	0
2017	$18.16975	$21.66642	0
2018	$21.66642	$19.90620	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.10495	$11.93676	0
2010	$11.93676	$13.08640	0
2011	$13.08640	$13.33430	0
2012	$13.33430	$14.64609	0
2013	$14.64609	$15.46444	0
2014	$15.46444	$15.75100	0
2015	$15.75100	$15.13915	0
2016	$15.13915	$16.57158	0
2017	$16.57158	$17.66868	0
2018	$17.66868	$16.55335	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.22649	$11.34523	0
2010	$11.34523	$13.18140	0
2011	$13.18140	$12.28929	0
2012	$12.28929	$13.26415	0
2013	$13.26415	$17.57711	0
2014	$17.57711	$18.38227	0
2015	$18.38227	$17.32500	0
2016	$17.32500	$19.57488	0
2017	$19.57488	$21.51367	0
2018	$21.51367	$19.28669	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.85979	$9.12173	0
2010	$9.12173	$10.45429	0
2011	$10.45429	$9.58438	0
2012	$9.58438	$10.48556	0
2013	$10.48556	$13.90932	0
2014	$13.90932	$14.61587	0
2015	$14.61587	$13.85805	0
2016	$13.85805	$15.84291	0
2017	$15.84291	$17.53676	0
2018	$17.53676	$15.72345	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.53565	$12.12659	0
2010	$12.12659	$14.55062	0
2011	$14.55062	$12.77629	0
2012	$12.77629	$14.22876	0
2013	$14.22876	$19.03864	0
2014	$19.03864	$19.71149	0
2015	$19.71149	$19.76424	0
2016	$19.76424	$19.53112	0
2017	$19.53112	$23.43635	0
2018	$23.43635	$22.21527	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.46790	$9.22943	0
2010	$9.22943	$11.30016	0
2011	$11.30016	$10.58802	0
2012	$10.58802	$11.83753	0
2013	$11.83753	$15.05811	0
2014	$15.05811	$16.39262	0
2015	$16.39262	$15.39480	0
2016	$15.39480	$17.49167	0
2017	$17.49167	$18.24314	0
2018	$18.24314	$15.12918	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.10129	$19.17937	0
2010	$19.17937	$20.54491	0
2011	$20.54491	$21.43585	0
2012	$21.43585	$24.66252	0
2013	$24.66252	$21.96501	0
2014	$21.96501	$22.05973	0
2015	$22.05973	$21.27935	0
2016	$21.27935	$22.97008	0
2017	$22.97008	$24.57457	0
2018	$24.57457	$22.29750	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.60571	$13.41283	0
2010	$13.41283	$14.93157	0
2011	$14.93157	$15.89452	0
2012	$15.89452	$17.93251	0
2013	$17.93251	$20.94568	0
2014	$20.94568	$21.36729	0
2015	$21.36729	$22.15020	0
2016	$22.15020	$22.79423	0
2017	$22.79423	$27.98394	0
2018	$27.98394	$26.83194	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.25055	$11.71692	0
2010	$11.71692	$14.05193	0
2011	$14.05193	$13.33291	0
2012	$13.33291	$14.88446	0
2013	$14.88446	$21.51355	0
2014	$21.51355	$22.33512	0
2015	$22.33512	$24.46971	0
2016	$24.46971	$23.49570	0
2017	$23.49570	$32.83601	0
2018	$32.83601	$34.46762	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.16170	$11.54464	0
2010	$11.54464	$13.81706	0
2011	$13.81706	$13.07741	0
2012	$13.07741	$14.55790	0
2013	$14.55790	$20.99186	0
2014	$20.99186	$21.73781	0
2015	$21.73781	$23.75777	0
2016	$23.75777	$22.74574	0
2017	$22.74574	$31.71543	0
2018	$31.71543	$33.21653	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.07470	$9.33114	0
2010	$9.33114	$12.04765	0
2011	$12.04765	$10.91641	0
2012	$10.91641	$11.55938	0
2013	$11.55938	$15.51273	0
2014	$15.51273	$15.42069	0
2015	$15.42069	$14.15042	0
2016	$14.15042	$12.59169	0
2017	$12.59169	$17.03800	0
2018	$17.03800	$18.38143	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.30720	$17.94407	0
2010	$17.94407	$22.68773	0
2011	$22.68773	$23.40065	0
2012	$23.40065	$26.40818	0
2013	$26.40818	$26.22860	0
2014	$26.22860	$33.13611	0
2015	$33.13611	$32.96598	0
2016	$32.96598	$34.28771	0
2017	$34.28771	$34.43458	0
2018	$34.43458	$30.93286	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.07162	$11.35739	0
2010	$11.35739	$12.09979	0
2011	$12.09979	$11.64892	0
2012	$11.64892	$12.93973	0
2013	$12.93973	$16.34761	0
2014	$16.34761	$18.37089	0
2015	$18.37089	$18.51782	0
2016	$18.51782	$17.63733	0
2017	$17.63733	$21.78273	0
2018	$21.78273	$19.99583	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.48232	$10.06791	0
2010	$10.06791	$11.07332	0
2011	$11.07332	$10.85073	0
2012	$10.85073	$11.87281	0
2013	$11.87281	$13.07642	0
2014	$13.07642	$13.78711	0
2015	$13.78711	$13.53390	0
2016	$13.53390	$13.86690	0
2017	$13.86690	$14.74924	0
2018	$14.74924	$13.60031	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.06350	$10.40998	0
2010	$10.40998	$12.92147	0
2011	$12.92147	$12.71874	0
2012	$12.71874	$14.42080	0
2013	$14.42080	$19.09104	0
2014	$19.09104	$19.66419	0
2015	$19.66419	$20.41259	0
2016	$20.41259	$20.34036	0
2017	$20.34036	$25.50826	0
2018	$25.50826	$23.32884	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.61481	$17.15914	0
2010	$17.15914	$19.37960	0
2011	$19.37960	$17.30407	0
2012	$17.30407	$20.42814	0
2013	$20.42814	$25.32224	0
2014	$25.32224	$25.22520	0
2015	$25.22520	$25.52652	0
2016	$25.52652	$24.87892	0
2017	$24.87892	$33.11055	0
2018	$33.11055	$27.99036	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.92060	$13.77774	0
2010	$13.77774	$15.43529	0
2011	$15.43529	$15.16513	0
2012	$15.16513	$16.74821	0
2013	$16.74821	$16.28792	0
2014	$16.28792	$16.29477	0
2015	$16.29477	$15.50895	0
2016	$15.50895	$16.08779	0
2017	$16.08779	$16.65412	0
2018	$16.65412	$15.51826	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.41025	$11.75666	0
2010	$11.75666	$13.29206	0
2011	$13.29206	$12.93422	0
2012	$12.93422	$14.72128	0
2013	$14.72128	$18.88727	0
2014	$18.88727	$20.35334	0
2015	$20.35334	$20.48414	0
2016	$20.48414	$22.25521	0
2017	$22.25521	$25.34171	0
2018	$25.34171	$22.73305	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.82399	$15.79810	0
2010	$15.79810	$18.97635	0
2011	$18.97635	$18.08226	0
2012	$18.08226	$20.76780	0
2013	$20.76780	$28.50692	0
2014	$28.50692	$31.06862	0
2015	$31.06862	$28.47796	0
2016	$28.47796	$32.71209	0
2017	$32.71209	$36.37836	0
2018	$36.37836	$31.76660	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.23695	$6.63880	0
2010	$6.63880	$7.21120	0
2011	$7.21120	$7.59745	0
2012	$7.59745	$8.16988	0
2013	$8.16988	$7.94430	0
2014	$7.94430	$8.29149	0
2015	$8.29149	$8.15028	0
2016	$8.15028	$8.19883	0
2017	$8.19883	$8.35470	0
2018	$8.35470	$8.04823	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$12.05493	0
2010	$12.05493	$13.25043	0
2011	$13.25043	$13.18291	0
2012	$13.18291	$15.35112	0
2013	$15.35112	$19.84174	0
2014	$19.84174	$21.81960	0
2015	$21.81960	$20.65002	0
2016	$20.65002	$22.90823	0
2017	$22.90823	$26.56328	0
2018	$26.56328	$23.72744	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.01240	$9.82519	0
2010	$9.82519	$10.62873	0
2011	$10.62873	$10.66260	0
2012	$10.66260	$11.71171	0
2013	$11.71171	$13.50047	0
2014	$13.50047	$14.58493	0
2015	$14.58493	$14.07540	0
2016	$14.07540	$14.84057	0
2017	$14.84057	$16.67418	0
2018	$16.67418	$15.76437	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.88926	$13.05143	0
2010	$13.05143	$14.61110	0
2011	$14.61110	$14.20299	0
2012	$14.20299	$15.83110	0
2013	$15.83110	$18.46511	0
2014	$18.46511	$19.72223	0
2015	$19.72223	$19.28415	0
2016	$19.28415	$20.08827	0
2017	$20.08827	$22.61954	0
2018	$22.61954	$20.47629	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.21704	$12.56615	0
2010	$12.56615	$12.56856	0
2011	$12.56856	$12.12430	0
2012	$12.12430	$14.46911	0
2013	$14.46911	$20.00800	0
2014	$20.00800	$24.92871	0
2015	$24.92871	$26.22763	0
2016	$26.22763	$22.69600	0
2017	$22.69600	$25.54729	0
2018	$25.54729	$24.78863	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.29403	$18.12260	0
2010	$18.12260	$18.01398	0
2011	$18.01398	$16.63354	0
2012	$16.63354	$17.05317	0
2013	$17.05317	$18.94545	0
2014	$18.94545	$21.18899	0
2015	$21.18899	$18.63167	0
2016	$18.63167	$18.54720	0
2017	$18.54720	$22.12136	0
2018	$22.12136	$21.49129	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.03782	$9.81829	0
2010	$9.81829	$9.58722	0
2011	$9.58722	$9.35975	0
2012	$9.35975	$9.13637	0
2013	$9.13637	$8.91890	0
2014	$8.91890	$8.70661	0
2015	$8.70661	$8.49938	0
2016	$8.49938	$8.29767	0
2017	$8.29767	$8.12053	0
2018	$8.12053	$8.02004	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04520	0
2017	$10.04520	$12.83765	0
2018	$12.83765	$12.82909	0
Putnam VT High Yield Fund - Class IB
2009	$11.23891	$16.47598	0
2010	$16.47598	$18.34068	0
2011	$18.34068	$18.21754	0
2012	$18.21754	$20.62779	0
2013	$20.62779	$21.71646	0
2014	$21.71646	$21.52780	0
2015	$21.52780	$19.88854	0
2016	$19.88854	$22.43326	0
2017	$22.43326	$23.42958	0
2018	$23.42958	$21.93976	0
Putnam VT Income Fund - Class IB
2009	$8.21679	$11.76267	0
2010	$11.76267	$12.61489	0
2011	$12.61489	$12.93002	0
2012	$12.93002	$13.97614	0
2013	$13.97614	$13.89743	0
2014	$13.89743	$14.44115	0
2015	$14.44115	$13.89039	0
2016	$13.89039	$13.83043	0
2017	$13.83043	$14.25766	0
2018	$14.25766	$13.94500	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.90651	$14.48477	0
2010	$14.48477	$15.55647	0
2011	$15.55647	$12.61355	0
2012	$12.61355	$15.00967	0
2013	$15.00967	$18.76385	0
2014	$18.76385	$17.07392	0
2015	$17.07392	$16.68917	0
2016	$16.68917	$15.89167	0
2017	$15.89167	$19.63857	0
2018	$19.63857	$15.50510	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.14957	$11.68377	0
2010	$11.68377	$12.99222	0
2011	$12.99222	$12.68778	0
2012	$12.68778	$14.46808	0
2013	$14.46808	$19.08295	0
2014	$19.08295	$21.21851	0
2015	$21.21851	$20.26039	0
2016	$20.26039	$22.16110	0
2017	$22.16110	$26.58074	0
2018	$26.58074	$23.96482	0
Putnam VT Research Fund - Class IB
2009	$8.95150	$11.63729	0
2010	$11.63729	$13.21966	0
2011	$13.21966	$12.67886	0
2012	$12.67886	$14.59264	0
2013	$14.59264	$18.99618	0
2014	$18.99618	$21.29769	0
2015	$21.29769	$20.46741	0
2016	$20.46741	$21.99362	0
2017	$21.99362	$26.48472	0
2018	$26.48472	$24.63390	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.13023	$13.06589	0
2010	$13.06589	$15.24821	0
2011	$15.24821	$14.12788	0
2012	$14.12788	$16.10060	0
2013	$16.10060	$21.44292	0
2014	$21.44292	$23.75395	0
2015	$23.75395	$23.11898	0
2016	$23.11898	$24.32581	0
2017	$24.32581	$30.68896	0
2018	$30.68896	$29.49820	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1,
2003, and the Earnings Protection Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV
Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 0-70)
Mortality & Expense = 2.30

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.52281	$8.61632	0
2010	$8.61632	$9.82414	0
2011	$9.82414	$9.31329	0
2012	$9.31329	$10.54660	0
2013	$10.54660	$13.46738	0
2014	$13.46738	$14.66256	0
2015	$14.66256	$14.35684	0
2016	$14.35684	$15.08259	0
2017	$15.08259	$17.88550	0
2018	$17.88550	$16.28228	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.01957	$9.69318	0
2010	$9.69318	$10.63780	0
2011	$10.63780	$10.32916	0
2012	$10.32916	$11.23797	0
2013	$11.23797	$12.40430	0
2014	$12.40430	$12.60480	0
2015	$12.60480	$12.22574	0
2016	$12.22574	$12.54571	0
2017	$12.54571	$13.80150	0
2018	$13.80150	$12.88454	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.32493	$9.18163	0
2010	$9.18163	$10.23607	0
2011	$10.23607	$9.85780	0
2012	$9.85780	$10.86812	0
2013	$10.86812	$12.25452	0
2014	$12.25452	$12.49849	0
2015	$12.49849	$12.13131	0
2016	$12.13131	$12.51655	0
2017	$12.51655	$14.19226	0
2018	$14.19226	$12.99795	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.81334	$8.71513	0
2010	$8.71513	$9.84872	0
2011	$9.84872	$9.33225	0
2012	$9.33225	$10.48080	0
2013	$10.48080	$12.40788	0
2014	$12.40788	$12.67280	0
2015	$12.67280	$12.29177	0
2016	$12.29177	$12.75057	0
2017	$12.75057	$15.00899	0
2018	$15.00899	$13.45663	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.25083	$10.34112	0
2010	$10.34112	$10.81526	0
2011	$10.81526	$10.69312	0
2012	$10.69312	$11.07867	0
2013	$11.07867	$11.36554	0
2014	$11.36554	$11.47466	0
2015	$11.47466	$11.12518	0
2016	$11.12518	$11.30153	0
2017	$11.30153	$11.94352	0
2018	$11.94352	$11.38148	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.03465	0
2016	$17.03465	$16.62216	0
2017	$16.62216	$21.75225	0
2018	$21.75225	$23.80093	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.75933	$8.32452	0
2010	$8.32452	$9.31304	0
2011	$9.31304	$9.24366	0
2012	$9.24366	$10.42188	0
2013	$10.42188	$13.40530	0
2014	$13.40530	$14.80856	0
2015	$14.80856	$14.59614	0
2016	$14.59614	$15.88228	0
2017	$15.88228	$18.80584	0
2018	$18.80584	$17.47032	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.50117	$8.85937	0
2010	$8.85937	$11.10732	0
2011	$11.10732	$9.65570	0
2012	$9.65570	$10.78576	0
2013	$10.78576	$14.28992	0
2014	$14.28992	$14.77454	0
2015	$14.77454	$14.17197	0
2016	$14.17197	$15.46787	0
2017	$15.46787	$18.18386	0
2018	$18.18386	$15.11182	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.77133	$12.05822	0
2010	$12.05822	$13.71939	0
2011	$13.71939	$13.70037	0
2012	$13.70037	$14.99238	0
2013	$14.99238	$18.94731	0
2014	$18.94731	$20.16345	0
2015	$20.16345	$19.48260	0
2016	$19.48260	$21.20696	0
2017	$21.20696	$23.96228	0
2018	$23.96228	$22.29591	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.85569	$11.70909	214
2010	$11.70909	$12.86468	20
2011	$12.86468	$12.84417	0
2012	$12.84417	$14.10818	0
2013	$14.10818	$15.67488	0
2014	$15.67488	$15.99009	0
2015	$15.99009	$14.49194	0
2016	$14.49194	$16.11397	0
2017	$16.11397	$17.23599	0
2018	$17.23599	$16.08373	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.39983	$9.36091	0
2010	$9.36091	$10.18585	0
2011	$10.18585	$9.78314	0
2012	$9.78314	$10.71913	0
2013	$10.71913	$13.44537	0
2014	$13.44537	$14.74430	0
2015	$14.74430	$15.18572	0
2016	$15.18572	$14.54317	0
2017	$14.54317	$18.17066	0
2018	$18.17066	$17.45840	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.33086	$10.01754	0
2010	$10.01754	$10.93644	0
2011	$10.93644	$10.34899	0
2012	$10.34899	$11.43864	0
2013	$11.43864	$14.23423	0
2014	$14.23423	$14.67212	0
2015	$14.67212	$13.78450	0
2016	$13.78450	$15.07891	0
2017	$15.07891	$15.97073	0
2018	$15.97073	$13.82623	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.63625	$13.07305	175
2010	$13.07305	$14.17485	180
2011	$14.17485	$13.67853	0
2012	$13.67853	$15.23690	0
2013	$15.23690	$19.05670	0
2014	$19.05670	$19.90563	0
2015	$19.90563	$18.45168	0
2016	$18.45168	$20.88295	0
2017	$20.88295	$22.06705	0
2018	$22.06705	$19.56693	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.10283	$16.50159	69
2010	$16.50159	$20.63240	65
2011	$20.63240	$19.36305	0
2012	$19.36305	$22.35150	0
2013	$22.35150	$29.69353	0
2014	$29.69353	$29.11932	0
2015	$29.11932	$26.29661	0
2016	$26.29661	$33.38516	0
2017	$33.38516	$36.02839	0
2018	$36.02839	$30.60775	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.03316	$15.44650	0
2010	$15.44650	$19.22304	0
2011	$19.22304	$17.83970	0
2012	$17.83970	$19.28188	0
2013	$19.28188	$25.97604	0
2014	$25.97604	$27.22181	0
2015	$27.22181	$25.83850	0
2016	$25.83850	$26.24755	0
2017	$26.24755	$31.07710	0
2018	$31.07710	$28.67587	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.25516	$11.31460	0
2010	$11.31460	$11.61584	0
2011	$11.61584	$11.97087	0
2012	$11.97087	$11.89229	0
2013	$11.89229	$11.33658	0
2014	$11.33658	$11.42840	0
2015	$11.42840	$11.19672	0
2016	$11.19672	$10.99113	0
2017	$10.99113	$10.86305	0
2018	$10.86305	$10.62848	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.28417	$30.77175	0
2010	$30.77175	$35.28344	0
2011	$35.28344	$28.95050	0
2012	$28.95050	$31.94332	0
2013	$31.94332	$30.86067	0
2014	$30.86067	$27.56680	0
2015	$27.56680	$21.61040	0
2016	$21.61040	$24.74970	0
2017	$24.74970	$33.89275	0
2018	$33.89275	$27.82874	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$12.97388	$17.33708	0
2010	$17.33708	$18.32697	0
2011	$18.32697	$15.97067	0
2012	$15.97067	$18.41139	0
2013	$18.41139	$22.07718	0
2014	$22.07718	$19.13083	0
2015	$19.13083	$17.44308	0
2016	$17.44308	$18.23043	0
2017	$18.23043	$20.74803	0
2018	$20.74803	$17.10737	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.65363	$19.27291	0
2010	$19.27291	$21.50863	0
2011	$21.50863	$20.79172	0
2012	$20.79172	$23.32714	0
2013	$23.32714	$23.11689	0
2014	$23.11689	$22.95446	0
2015	$22.95446	$21.41921	0
2016	$21.41921	$21.50113	0
2017	$21.50113	$21.37354	0
2018	$21.37354	$21.24560	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.18132	$11.59927	0
2010	$11.59927	$13.52371	0
2011	$13.52371	$12.34489	0
2012	$12.34489	$13.64942	0
2013	$13.64942	$18.60642	0
2014	$18.60642	$19.62518	0
2015	$19.62518	$20.04550	0
2016	$20.04550	$19.94201	0
2017	$19.94201	$24.70602	0
2018	$24.70602	$23.15387	0
Invesco V.I. American Value Fund - Series I
2009	$8.71910	$11.83546	0
2010	$11.83546	$14.10789	0
2011	$14.10789	$13.88413	0
2012	$13.88413	$15.88053	0
2013	$15.88053	$20.79166	0
2014	$20.79166	$22.25082	0
2015	$22.25082	$19.71629	0
2016	$19.71629	$22.20565	0
2017	$22.20565	$23.81464	0
2018	$23.81464	$20.28468	0
Invesco V.I. American Value Fund - Series II
2009	$8.66840	$11.76263	0
2010	$11.76263	$14.01422	0
2011	$14.01422	$13.77891	0
2012	$13.77891	$15.72917	0
2013	$15.72917	$20.54222	0
2014	$20.54222	$21.92924	0
2015	$21.92924	$19.38174	0
2016	$19.38174	$21.77678	0
2017	$21.77678	$23.29498	0
2018	$23.29498	$19.79243	0
Invesco V.I. Comstock Fund - Series II
2009	$7.72077	$9.66720	0
2010	$9.66720	$10.90627	0
2011	$10.90627	$10.41102	0
2012	$10.41102	$12.07231	0
2013	$12.07231	$15.96889	0
2014	$15.96889	$16.98833	0
2015	$16.98833	$15.53906	0
2016	$15.53906	$17.72733	0
2017	$17.72733	$20.32803	0
2018	$20.32803	$17.37064	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.51956	$11.37006	0
2010	$11.37006	$12.42106	0
2011	$12.42106	$11.95498	0
2012	$11.95498	$13.10065	0
2013	$13.10065	$15.95363	0
2014	$15.95363	$16.92026	0
2015	$16.92026	$16.07237	0
2016	$16.07237	$17.99852	0
2017	$17.99852	$19.44604	0
2018	$19.44604	$17.11748	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.77885	$14.25463	236
2010	$14.25463	$15.59460	250
2011	$15.59460	$14.86312	0
2012	$14.86312	$16.57151	0
2013	$16.57151	$21.61569	0
2014	$21.61569	$23.17790	0
2015	$23.17790	$21.85193	0
2016	$21.85193	$25.44972	0
2017	$25.44972	$28.30494	0
2018	$28.30494	$23.84905	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.28890	$11.11421	103
2010	$11.11421	$13.79362	96
2011	$13.79362	$12.19168	0
2012	$12.19168	$13.26951	0
2013	$13.26951	$17.67552	0
2014	$17.67552	$18.56104	0
2015	$18.56104	$18.28737	0
2016	$18.28737	$17.93529	0
2017	$17.93529	$21.36528	0
2018	$21.36528	$19.60965	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.06536	$11.87271	0
2010	$11.87271	$13.00286	0
2011	$13.00286	$13.23564	0
2012	$13.23564	$14.52279	0
2013	$14.52279	$15.31854	0
2014	$15.31854	$15.58642	0
2015	$15.58642	$14.96560	0
2016	$14.96560	$16.36488	0
2017	$16.36488	$17.43072	0
2018	$17.43072	$16.31387	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.18638	$11.28433	0
2010	$11.28433	$13.09722	0
2011	$13.09722	$12.19833	0
2012	$12.19833	$13.15244	0
2013	$13.15244	$17.41124	0
2014	$17.41124	$18.19016	0
2015	$18.19016	$17.12637	0
2016	$17.12637	$19.33068	0
2017	$19.33068	$21.22388	0
2018	$21.22388	$19.00763	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.82563	$9.07277	0
2010	$9.07277	$10.38754	0
2011	$10.38754	$9.51344	0
2012	$9.51344	$10.39727	0
2013	$10.39727	$13.77808	0
2014	$13.77808	$14.46313	0
2015	$14.46313	$13.69918	0
2016	$13.69918	$15.64529	0
2017	$15.64529	$17.30057	0
2018	$17.30057	$15.49598	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.49854	$12.06150	0
2010	$12.06150	$14.45771	0
2011	$14.45771	$12.68171	0
2012	$12.68171	$14.10890	0
2013	$14.10890	$18.85893	0
2014	$18.85893	$19.50542	0
2015	$19.50542	$19.53760	0
2016	$19.53760	$19.28742	0
2017	$19.28742	$23.12060	0
2018	$23.12060	$21.89380	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.43541	$9.17988	0
2010	$9.17988	$11.22798	0
2011	$11.22798	$10.50963	0
2012	$10.50963	$11.73783	0
2013	$11.73783	$14.91600	0
2014	$14.91600	$16.22129	0
2015	$16.22129	$15.21827	0
2016	$15.21827	$17.27343	0
2017	$17.27343	$17.99737	0
2018	$17.99737	$14.91024	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$15.00127	$19.03285	0
2010	$19.03285	$20.36708	0
2011	$20.36708	$21.22859	0
2012	$21.22859	$24.39899	0
2013	$24.39899	$21.70803	0
2014	$21.70803	$21.77931	0
2015	$21.77931	$20.98731	0
2016	$20.98731	$22.63170	0
2017	$22.63170	$24.18816	0
2018	$24.18816	$21.92469	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.55149	$13.33060	0
2010	$13.33060	$14.82484	0
2011	$14.82484	$15.76476	0
2012	$15.76476	$17.76785	0
2013	$17.76785	$20.73210	0
2014	$20.73210	$21.12775	0
2015	$21.12775	$21.87943	0
2016	$21.87943	$22.49258	0
2017	$22.49258	$27.58582	0
2018	$27.58582	$26.42342	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.21591	$11.64901	0
2010	$11.64901	$13.95618	0
2011	$13.95618	$13.22853	0
2012	$13.22853	$14.75276	0
2013	$14.75276	$21.30137	0
2014	$21.30137	$22.09219	0
2015	$22.09219	$24.17878	0
2016	$24.17878	$23.19264	0
2017	$23.19264	$32.37984	0
2018	$32.37984	$33.95437	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.12749	$11.47774	0
2010	$11.47774	$13.72293	0
2011	$13.72293	$12.97504	0
2012	$12.97504	$14.42911	0
2013	$14.42911	$20.78486	0
2014	$20.78486	$21.50140	0
2015	$21.50140	$23.47533	0
2016	$23.47533	$22.45237	0
2017	$22.45237	$31.27485	0
2018	$31.27485	$32.72194	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.05804	$9.29602	0
2010	$9.29602	$11.99003	0
2011	$11.99003	$10.85309	0
2012	$10.85309	$11.48051	0
2013	$11.48051	$15.39111	0
2014	$15.39111	$15.28410	0
2015	$15.28410	$14.01070	0
2016	$14.01070	$12.45462	0
2017	$12.45462	$16.83556	0
2018	$16.83556	$18.14464	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.21240	$17.80689	0
2010	$17.80689	$22.49128	0
2011	$22.49128	$23.17431	0
2012	$23.17431	$26.12591	0
2013	$26.12591	$25.92165	0
2014	$25.92165	$32.71481	0
2015	$32.71481	$32.51351	0
2016	$32.51351	$33.78259	0
2017	$33.78259	$33.89310	0
2018	$33.89310	$30.41563	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.02483	$11.27999	190
2010	$11.27999	$12.00504	18
2011	$12.00504	$11.54587	0
2012	$11.54587	$12.81210	0
2013	$12.81210	$16.16980	0
2014	$16.16980	$18.15246	0
2015	$18.15246	$18.27890	0
2016	$18.27890	$17.39199	0
2017	$17.39199	$21.45809	0
2018	$21.45809	$19.67788	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.42609	$9.99093	175
2010	$9.99093	$10.97741	16
2011	$10.97741	$10.74574	0
2012	$10.74574	$11.74587	0
2013	$11.74587	$12.92338	0
2014	$12.92338	$13.61179	0
2015	$13.61179	$13.34811	0
2016	$13.34811	$13.66255	0
2017	$13.66255	$14.51725	0
2018	$14.51725	$13.37283	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$8.01007	$10.33041	0
2010	$10.33041	$12.80959	0
2011	$12.80959	$12.59572	0
2012	$12.59572	$14.26666	0
2013	$14.26666	$18.86764	0
2014	$18.86764	$19.41416	0
2015	$19.41416	$20.13241	0
2016	$20.13241	$20.04069	0
2017	$20.04069	$25.10712	0
2018	$25.10712	$22.93873	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.53125	$17.02802	0
2010	$17.02802	$19.21182	0
2011	$19.21182	$17.13670	0
2012	$17.13670	$20.20978	0
2013	$20.20978	$25.02591	0
2014	$25.02591	$24.90446	0
2015	$24.90446	$25.17611	0
2016	$25.17611	$24.51233	0
2017	$24.51233	$32.58983	0
2018	$32.58983	$27.52226	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.84164	$13.67246	248
2010	$13.67246	$15.30166	242
2011	$15.30166	$15.01847	0
2012	$15.01847	$16.56922	0
2013	$16.56922	$16.09734	0
2014	$16.09734	$16.08761	0
2015	$16.08761	$15.29609	0
2016	$15.29609	$15.85078	0
2017	$15.85078	$16.39222	0
2018	$16.39222	$15.25877	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.34791	$11.66682	182
2010	$11.66682	$13.17699	17
2011	$13.17699	$12.80914	0
2012	$12.80914	$14.56395	0
2013	$14.56395	$18.66630	0
2014	$18.66630	$20.09462	0
2015	$20.09462	$20.20304	0
2016	$20.20304	$21.92736	0
2017	$21.92736	$24.94325	0
2018	$24.94325	$22.35296	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.74567	$15.67735	148
2010	$15.67735	$18.81204	141
2011	$18.81204	$17.90737	0
2012	$17.90737	$20.54581	0
2013	$20.54581	$28.17333	0
2014	$28.17333	$30.67360	0
2015	$30.67360	$28.08707	0
2016	$28.08707	$32.23013	0
2017	$32.23013	$35.80627	0
2018	$35.80627	$31.23536	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.20985	$6.60320	0
2010	$6.60320	$7.16519	0
2011	$7.16519	$7.54128	0
2012	$7.54128	$8.10115	0
2013	$8.10115	$7.86940	0
2014	$7.86940	$8.20490	0
2015	$8.20490	$8.05690	0
2016	$8.05690	$8.09661	0
2017	$8.09661	$8.24223	0
2018	$8.24223	$7.93185	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$11.96279	0
2010	$11.96279	$13.13569	0
2011	$13.13569	$13.05540	0
2012	$13.05540	$15.18704	0
2013	$15.18704	$19.60957	0
2014	$19.60957	$21.54220	0
2015	$21.54220	$20.36659	0
2016	$20.36659	$22.57072	0
2017	$22.57072	$26.14556	0
2018	$26.14556	$23.33068	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.95933	$9.75012	0
2010	$9.75012	$10.53672	0
2011	$10.53672	$10.55950	0
2012	$10.55950	$11.58655	0
2013	$11.58655	$13.34252	0
2014	$13.34252	$14.39955	0
2015	$14.39955	$13.88226	0
2016	$13.88226	$14.62198	0
2017	$14.62198	$16.41203	0
2018	$16.41203	$15.50083	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.82374	$12.95169	0
2010	$12.95169	$14.48460	0
2011	$14.48460	$14.06561	0
2012	$14.06561	$15.66188	0
2013	$15.66188	$18.24904	0
2014	$18.24904	$19.47148	0
2015	$19.47148	$19.01946	0
2016	$19.01946	$19.79232	0
2017	$19.79232	$22.26384	0
2018	$22.26384	$20.13389	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.14934	$12.47009	0
2010	$12.47009	$12.45971	0
2011	$12.45971	$12.00701	0
2012	$12.00701	$14.31443	0
2013	$14.31443	$19.77387	0
2014	$19.77387	$24.61179	0
2015	$24.61179	$25.86767	0
2016	$25.86767	$22.36162	0
2017	$22.36162	$25.14554	0
2018	$25.14554	$24.37412	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.17951	$17.98415	0
2010	$17.98415	$17.85806	0
2011	$17.85806	$16.47270	0
2012	$16.47270	$16.87092	0
2013	$16.87092	$18.72378	0
2014	$18.72378	$20.91963	0
2015	$20.91963	$18.37596	0
2016	$18.37596	$18.27397	0
2017	$18.27397	$21.77353	0
2018	$21.77353	$21.13195	0
Putnam VT Government Money Market Fund - Class IB
2009	$9.97131	$9.74324	116
2010	$9.74324	$9.50419	130
2011	$9.50419	$9.26922	0
2012	$9.26922	$9.03870	0
2013	$9.03870	$8.81452	0
2014	$8.81452	$8.59590	0
2015	$8.59590	$8.38270	0
2016	$8.38270	$8.17541	0
2017	$8.17541	$7.99282	0
2018	$7.99282	$7.88592	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04402	0
2017	$10.04402	$12.82322	0
2018	$12.82322	$12.80171	0
Putnam VT High Yield Fund - Class IB
2009	$11.16445	$16.35010	72
2010	$16.35010	$18.18191	68
2011	$18.18191	$18.04139	0
2012	$18.04139	$20.40736	0
2013	$20.40736	$21.46240	0
2014	$21.46240	$21.25416	0
2015	$21.25416	$19.61561	0
2016	$19.61561	$22.10282	0
2017	$22.10282	$23.06120	0
2018	$23.06120	$21.57295	0
Putnam VT Income Fund - Class IB
2009	$8.16238	$11.67281	99
2010	$11.67281	$12.50570	99
2011	$12.50570	$12.80500	0
2012	$12.80500	$13.82679	0
2013	$13.82679	$13.73485	0
2014	$13.73485	$14.25758	0
2015	$14.25758	$13.69977	0
2016	$13.69977	$13.62669	0
2017	$13.62669	$14.03350	0
2018	$14.03350	$13.71187	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.82764	$14.37408	154
2010	$14.37408	$15.42179	164
2011	$15.42179	$12.49155	0
2012	$12.49155	$14.84922	0
2013	$14.84922	$18.54428	0
2014	$18.54428	$16.85684	0
2015	$16.85684	$16.46009	0
2016	$16.46009	$15.65752	0
2017	$15.65752	$19.32973	0
2018	$19.32973	$15.24581	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.08894	$11.59445	0
2010	$11.59445	$12.87969	0
2011	$12.87969	$12.56503	0
2012	$12.56503	$14.31340	0
2013	$14.31340	$18.85960	0
2014	$18.85960	$20.94869	0
2015	$20.94869	$19.98227	0
2016	$19.98227	$21.83456	0
2017	$21.83456	$26.16271	0
2018	$26.16271	$23.56406	0
Putnam VT Research Fund - Class IB
2009	$8.89222	$11.54837	0
2010	$11.54837	$13.10521	0
2011	$13.10521	$12.55624	0
2012	$12.55624	$14.43668	0
2013	$14.43668	$18.77392	0
2014	$18.77392	$21.02694	0
2015	$21.02694	$20.18650	0
2016	$20.18650	$21.66962	0
2017	$21.66962	$26.06828	0
2018	$26.06828	$24.22202	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.06312	$12.96603	0
2010	$12.96603	$15.11619	0
2011	$15.11619	$13.99124	0
2012	$13.99124	$15.92852	0
2013	$15.92852	$21.19203	0
2014	$21.19203	$23.45196	0
2015	$23.45196	$22.80168	0
2016	$22.80168	$23.96744	0
2017	$23.96744	$30.20641	0
2018	$30.20641	$29.00498	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1,
2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added on or after
May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.35

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.51387	$8.60009	0
2010	$8.60009	$9.80061	0
2011	$9.80061	$9.28621	0
2012	$9.28621	$10.51055	0
2013	$10.51055	$13.41448	0
2014	$13.41448	$14.59746	0
2015	$14.59746	$14.28577	0
2016	$14.28577	$15.00026	0
2017	$15.00026	$17.77888	0
2018	$17.77888	$16.17702	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$8.00856	$9.67491	4,213
2010	$9.67491	$10.61231	4,213
2011	$10.61231	$10.29915	4,213
2012	$10.29915	$11.19956	4,213
2013	$11.19956	$12.35557	4,213
2014	$12.35557	$12.54884	4,213
2015	$12.54884	$12.16521	4,213
2016	$12.16521	$12.47723	0
2017	$12.47723	$13.71924	0
2018	$13.71924	$12.80127	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.31486	$9.16431	0
2010	$9.16431	$10.21154	0
2011	$10.21154	$9.82915	0
2012	$9.82915	$10.83097	0
2013	$10.83097	$12.20636	0
2014	$12.20636	$12.44300	0
2015	$12.44300	$12.07127	0
2016	$12.07127	$12.44824	0
2017	$12.44824	$14.10769	0
2018	$14.10769	$12.91395	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.80398	$8.69869	0
2010	$8.69869	$9.82511	0
2011	$9.82511	$9.30511	0
2012	$9.30511	$10.44495	0
2013	$10.44495	$12.35910	0
2014	$12.35910	$12.61651	0
2015	$12.61651	$12.23089	0
2016	$12.23089	$12.68092	0
2017	$12.68092	$14.91948	0
2018	$14.91948	$13.36960	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.23814	$10.32164	0
2010	$10.32164	$10.78935	0
2011	$10.78935	$10.66205	0
2012	$10.66205	$11.04081	0
2013	$11.04081	$11.32089	0
2014	$11.32089	$11.42373	0
2015	$11.42373	$11.07011	0
2016	$11.07011	$11.23983	0
2017	$11.23983	$11.87232	0
2018	$11.87232	$11.30790	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$16.95029	0
2016	$16.95029	$16.53138	0
2017	$16.53138	$21.62255	0
2018	$21.62255	$23.64704	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.75004	$8.30882	0
2010	$8.30882	$9.29071	0
2011	$9.29071	$9.21677	0
2012	$9.21677	$10.38624	0
2013	$10.38624	$13.35260	0
2014	$13.35260	$14.74277	0
2015	$14.74277	$14.52385	0
2016	$14.52385	$15.79554	0
2017	$15.79554	$18.69370	0
2018	$18.69370	$17.35734	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.49224	$8.84266	0
2010	$8.84266	$11.08068	0
2011	$11.08068	$9.62761	0
2012	$9.62761	$10.74886	0
2013	$10.74886	$14.23372	0
2014	$14.23372	$14.70888	0
2015	$14.70888	$14.10174	0
2016	$14.10174	$15.38334	0
2017	$15.38334	$18.07538	0
2018	$18.07538	$15.01405	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.75108	$12.02705	1,330
2010	$12.02705	$13.67690	1,125
2011	$13.67690	$13.65096	782
2012	$13.65096	$14.93062	742
2013	$14.93062	$18.85960	720
2014	$18.85960	$20.05982	627
2015	$20.05982	$19.37252	600
2016	$19.37252	$21.07635	569
2017	$21.07635	$23.80269	773
2018	$23.80269	$22.13620	736

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.83448	$11.67506	0
2010	$11.67506	$12.82071	0
2011	$12.82071	$12.79373	0
2012	$12.79373	$14.04555	0
2013	$14.04555	$15.59729	658
2014	$15.59729	$15.90278	605
2015	$15.90278	$14.40542	552
2016	$14.40542	$16.00958	496
2017	$16.00958	$17.11570	446
2018	$17.11570	$15.96338	398
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.38372	$9.33574	0
2010	$9.33574	$10.15327	0
2011	$10.15327	$9.74684	1,903
2012	$9.74684	$10.67385	1,843
2013	$10.67385	$13.38172	1,695
2014	$13.38172	$14.66698	1,556
2015	$14.66698	$15.09833	1,420
2016	$15.09833	$14.45208	1,278
2017	$14.45208	$18.04775	1,147
2018	$18.04775	$17.33153	1,025
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.31942	$9.99866	1,276
2010	$9.99866	$10.91022	1,269
2011	$10.91022	$10.31890	1,106
2012	$10.31890	$11.39954	844
2013	$11.39954	$14.17830	949
2014	$14.17830	$14.60698	887
2015	$14.60698	$13.71625	827
2016	$13.71625	$14.99657	764
2017	$14.99657	$15.87552	706
2018	$15.87552	$13.73685	652
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.61418	$13.03924	3,573
2010	$13.03924	$14.13094	3,442
2011	$14.13094	$13.62919	3,223
2012	$13.62919	$15.17415	3,133
2013	$15.17415	$18.96848	2,718
2014	$18.96848	$19.80333	2,714
2015	$19.80333	$18.34744	2,788
2016	$18.34744	$20.75437	2,579
2017	$20.75437	$21.92012	2,536
2018	$21.92012	$19.42679	2,613
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$13.07567	$16.45895	180
2010	$16.45895	$20.56855	167
2011	$20.56855	$19.29323	164
2012	$19.29323	$22.25947	161
2013	$22.25947	$29.55611	153
2014	$29.55611	$28.96967	123
2015	$28.96967	$26.14804	125
2016	$26.14804	$33.17958	109
2017	$33.17958	$35.78847	114
2018	$35.78847	$30.38851	123

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$11.01028	$15.40658	0
2010	$15.40658	$19.16354	0
2011	$19.16354	$17.77537	0
2012	$17.77537	$19.20247	0
2013	$19.20247	$25.85581	0
2014	$25.85581	$27.08191	0
2015	$27.08191	$25.69250	0
2016	$25.69250	$26.08590	0
2017	$26.08590	$30.87014	0
2018	$30.87014	$28.47046	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.22822	$11.28173	0
2010	$11.28173	$11.57615	0
2011	$11.57615	$11.92386	0
2012	$11.92386	$11.83950	0
2013	$11.83950	$11.28047	0
2014	$11.28047	$11.36600	0
2015	$11.36600	$11.12986	0
2016	$11.12986	$10.91993	0
2017	$10.91993	$10.78722	0
2018	$10.78722	$10.54896	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.24626	$30.69223	0
2010	$30.69223	$35.17425	0
2011	$35.17425	$28.84613	0
2012	$28.84613	$31.81181	0
2013	$31.81181	$30.71784	0
2014	$30.71784	$27.42513	0
2015	$27.42513	$21.48829	0
2016	$21.48829	$24.59728	0
2017	$24.59728	$33.66707	0
2018	$33.66707	$27.62942	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$12.94699	$17.29228	0
2010	$17.29228	$18.27025	0
2011	$18.27025	$15.91307	0
2012	$15.91307	$18.33558	0
2013	$18.33558	$21.97500	0
2014	$21.97500	$19.03251	0
2015	$19.03251	$17.34452	0
2016	$17.34452	$18.11815	0
2017	$18.11815	$20.60984	0
2018	$20.60984	$16.98482	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.61915	$19.22315	0
2010	$19.22315	$21.44211	0
2011	$21.44211	$20.71681	0
2012	$20.71681	$23.23115	0
2013	$23.23115	$23.00995	0
2014	$23.00995	$22.83655	0
2015	$22.83655	$21.29827	0
2016	$21.29827	$21.36881	0
2017	$21.36881	$21.23128	0
2018	$21.23128	$21.09351	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.16641	$11.56927	0
2010	$11.56927	$13.48182	0
2011	$13.48182	$12.30034	0
2012	$12.30034	$13.59317	0
2013	$13.59317	$18.52026	0
2014	$18.52026	$19.52428	0
2015	$19.52428	$19.93221	0
2016	$19.93221	$19.81917	0
2017	$19.81917	$24.54147	0
2018	$24.54147	$22.98801	0
Invesco V.I. American Value Fund - Series I
2009	$8.69825	$11.80108	1,223
2010	$11.80108	$14.05970	945
2011	$14.05970	$13.82961	371
2012	$13.82961	$15.81004	330
2013	$15.81004	$20.68877	306
2014	$20.68877	$22.12936	232
2015	$22.12936	$19.59861	226
2016	$19.59861	$22.06184	200
2017	$22.06184	$23.64848	196
2018	$23.64848	$20.13295	188
Invesco V.I. American Value Fund - Series II
2009	$8.64766	$11.72847	0
2010	$11.72847	$13.96636	0
2011	$13.96636	$13.72482	0
2012	$13.72482	$15.65936	0
2013	$15.65936	$20.44058	0
2014	$20.44058	$21.80953	0
2015	$21.80953	$19.26605	0
2016	$19.26605	$21.63572	0
2017	$21.63572	$23.13241	0
2018	$23.13241	$19.64434	0
Invesco V.I. Comstock Fund - Series II
2009	$7.70229	$9.63911	1,056
2010	$9.63911	$10.86902	1,051
2011	$10.86902	$10.37015	916
2012	$10.37015	$12.01875	699
2013	$12.01875	$15.88989	170
2014	$15.88989	$16.89562	170
2015	$16.89562	$15.44633	169
2016	$15.44633	$17.61253	169
2017	$17.61253	$20.18622	168
2018	$20.18622	$17.24072	167
Invesco V.I. Equity and Income Fund - Series II
2009	$9.49676	$11.33701	1,071
2010	$11.33701	$12.37859	1,065
2011	$12.37859	$11.90800	929
2012	$11.90800	$13.04246	708
2013	$13.04246	$15.87462	173
2014	$15.87462	$16.82783	172
2015	$16.82783	$15.97636	171
2016	$15.97636	$17.88187	171
2017	$17.88187	$19.31027	170
2018	$19.31027	$16.98935	170

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.75444	$14.21779	2,745
2010	$14.21779	$15.54633	2,666
2011	$15.54633	$14.80952	2,511
2012	$14.80952	$16.50325	2,456
2013	$16.50325	$21.51562	2,052
2014	$21.51562	$23.05877	1,994
2015	$23.05877	$21.72846	2,030
2016	$21.72846	$25.29298	1,841
2017	$25.29298	$28.11643	1,732
2018	$28.11643	$23.67821	1,885
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.27145	$11.08191	414
2010	$11.08191	$13.74651	389
2011	$13.74651	$12.14381	399
2012	$12.14381	$13.21062	415
2013	$13.21062	$17.58807	399
2014	$17.58807	$18.45973	330
2015	$18.45973	$18.17823	318
2016	$18.17823	$17.81913	332
2017	$17.81913	$21.21621	409
2018	$21.21621	$19.46297	394
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.04565	$11.84082	0
2010	$11.84082	$12.96127	0
2011	$12.96127	$13.18655	0
2012	$13.18655	$14.46150	0
2013	$14.46150	$15.24607	0
2014	$15.24607	$15.50472	0
2015	$15.50472	$14.87952	0
2016	$14.87952	$16.26243	0
2017	$16.26243	$17.31286	0
2018	$17.31286	$16.19535	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.16638	$11.25400	0
2010	$11.25400	$13.05533	0
2011	$13.05533	$12.15309	0
2012	$12.15309	$13.09693	0
2013	$13.09693	$17.32887	0
2014	$17.32887	$18.09482	0
2015	$18.09482	$17.02786	0
2016	$17.02786	$19.20968	0
2017	$19.20968	$21.08039	0
2018	$21.08039	$18.86956	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.80857	$9.04834	0
2010	$9.04834	$10.35425	0
2011	$10.35425	$9.47809	0
2012	$9.47809	$10.35331	0
2013	$10.35331	$13.71280	0
2014	$13.71280	$14.38722	0
2015	$14.38722	$13.62029	0
2016	$13.62029	$15.54724	0
2017	$15.54724	$17.18347	0
2018	$17.18347	$15.38329	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.48003	$12.02906	0
2010	$12.02906	$14.41144	0
2011	$14.41144	$12.63465	0
2012	$12.63465	$14.04932	0
2013	$14.04932	$18.76967	0
2014	$18.76967	$19.40314	0
2015	$19.40314	$19.42517	0
2016	$19.42517	$19.16662	0
2017	$19.16662	$22.96421	0
2018	$22.96421	$21.73468	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.41923	$9.15521	0
2010	$9.15521	$11.19209	0
2011	$11.19209	$10.47067	0
2012	$10.47067	$11.68831	0
2013	$11.68831	$14.84545	0
2014	$14.84545	$16.13629	0
2015	$16.13629	$15.13076	0
2016	$15.13076	$17.16533	0
2017	$17.16533	$17.87572	0
2018	$17.87572	$14.80195	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$14.97016	$18.98365	0
2010	$18.98365	$20.30401	0
2011	$20.30401	$21.15204	0
2012	$21.15204	$24.29851	0
2013	$24.29851	$21.60754	0
2014	$21.60754	$21.66736	0
2015	$21.66736	$20.86873	0
2016	$20.86873	$22.49233	0
2017	$22.49233	$24.02709	0
2018	$24.02709	$21.76765	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.52447	$13.28965	0
2010	$13.28965	$14.77172	0
2011	$14.77172	$15.70023	0
2012	$15.70023	$17.68603	0
2013	$17.68603	$20.62606	0
2014	$20.62606	$21.00890	0
2015	$21.00890	$21.74520	0
2016	$21.74520	$22.34319	0
2017	$22.34319	$27.38877	0
2018	$27.38877	$26.22138	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.19864	$11.61518	688
2010	$11.61518	$13.90853	582
2011	$13.90853	$13.17661	273
2012	$13.17661	$14.68730	253
2013	$14.68730	$21.19599	206
2014	$21.19599	$21.97162	180
2015	$21.97162	$24.03451	151
2016	$24.03451	$23.04246	131
2017	$23.04246	$32.15397	159
2018	$32.15397	$33.70043	124

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.11043	$11.44439	0
2010	$11.44439	$13.67605	0
2011	$13.67605	$12.92409	0
2012	$12.92409	$14.36506	0
2013	$14.36506	$20.68200	0
2014	$20.68200	$21.38402	0
2015	$21.38402	$23.33519	0
2016	$23.33519	$22.30693	0
2017	$22.30693	$31.05661	0
2018	$31.05661	$32.47713	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.04972	$9.27849	0
2010	$9.27849	$11.96130	0
2011	$11.96130	$10.82154	0
2012	$10.82154	$11.44125	0
2013	$11.44125	$15.33062	0
2014	$15.33062	$15.21623	0
2015	$15.21623	$13.94133	0
2016	$13.94133	$12.38662	0
2017	$12.38662	$16.73520	0
2018	$16.73520	$18.02733	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.18290	$17.76081	6,113
2010	$17.76081	$22.42159	5,429
2011	$22.42159	$23.09067	5,255
2012	$23.09067	$26.01824	5,084
2013	$26.01824	$25.80158	5,436
2014	$25.80158	$32.54659	4,635
2015	$32.54659	$32.32974	4,499
2016	$32.32974	$33.57449	4,571
2017	$33.57449	$33.66734	4,725
2018	$33.66734	$30.19771	4,845
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$8.00155	$11.24149	1,071
2010	$11.24149	$11.95792	899
2011	$11.95792	$11.49467	270
2012	$11.49467	$12.74873	271
2013	$12.74873	$16.08157	284
2014	$16.08157	$18.04416	198
2015	$18.04416	$18.16052	187
2016	$18.16052	$17.27051	209
2017	$17.27051	$21.29747	197
2018	$21.29747	$19.52070	192
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.40864	$9.96512	834
2010	$9.96512	$10.94344	838
2011	$10.94344	$10.70700	502
2012	$10.70700	$11.69751	506
2013	$11.69751	$12.86356	531
2014	$12.86356	$13.54184	538
2015	$13.54184	$13.27270	536
2016	$13.27270	$13.57843	535
2017	$13.57843	$14.42058	922
2018	$14.42058	$13.27706	973

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$7.99345	$10.30370	0
2010	$10.30370	$12.76993	0
2011	$12.76993	$12.55029	0
2012	$12.55029	$14.20789	0
2013	$14.20789	$18.78030	0
2014	$18.78030	$19.31438	0
2015	$19.31438	$20.01867	0
2016	$20.01867	$19.91726	0
2017	$19.91726	$24.93992	0
2018	$24.93992	$22.77442	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.50527	$16.98401	99
2010	$16.98401	$19.15234	99
2011	$19.15234	$17.07490	103
2012	$17.07490	$20.12656	103
2013	$20.12656	$24.91009	96
2014	$24.91009	$24.77648	97
2015	$24.77648	$25.03390	95
2016	$25.03390	$24.36142	100
2017	$24.36142	$32.37287	144
2018	$32.37287	$27.32516	146
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.81707	$13.63710	4,997
2010	$13.63710	$15.25426	4,816
2011	$15.25426	$14.96429	4,865
2012	$14.96429	$16.50095	4,931
2013	$16.50095	$16.02280	5,426
2014	$16.02280	$16.00489	5,884
2015	$16.00489	$15.20963	5,953
2016	$15.20963	$15.75314	5,999
2017	$15.75314	$16.28303	6,132
2018	$16.28303	$15.14946	6,091
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.32855	$11.63668	1,283
2010	$11.63668	$13.13621	1,073
2011	$13.13621	$12.76297	460
2012	$12.76297	$14.50400	418
2013	$14.50400	$18.57993	407
2014	$18.57993	$19.99138	299
2015	$19.99138	$20.08893	266
2016	$20.08893	$21.79238	244
2017	$21.79238	$24.77721	229
2018	$24.77721	$22.19292	217
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.72132	$15.63683	159
2010	$15.63683	$18.75380	129
2011	$18.75380	$17.84280	106
2012	$17.84280	$20.46120	86
2013	$20.46120	$28.04295	66
2014	$28.04295	$30.51599	52
2015	$30.51599	$27.92841	40
2016	$27.92841	$32.03168	25
2017	$32.03168	$35.56785	14
2018	$35.56785	$31.01165	4

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.19632	$6.58544	0
2010	$6.58544	$7.14225	0
2011	$7.14225	$7.51328	0
2012	$7.51328	$8.06691	0
2013	$8.06691	$7.83213	0
2014	$7.83213	$8.16186	0
2015	$8.16186	$8.01053	0
2016	$8.01053	$8.04590	0
2017	$8.04590	$8.18647	0
2018	$8.18647	$7.87421	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$11.93185	5,508
2010	$11.93185	$13.09501	5,590
2011	$13.09501	$13.00831	5,597
2012	$13.00831	$15.12448	5,248
2013	$15.12448	$19.51878	4,352
2014	$19.51878	$21.43147	4,242
2015	$21.43147	$20.25151	4,314
2016	$20.25151	$22.43173	4,105
2017	$22.43173	$25.97145	3,856
2018	$25.97145	$23.16357	3,958
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.94283	$9.72491	528
2010	$9.72491	$10.50410	344
2011	$10.50410	$10.52143	0
2012	$10.52143	$11.53884	0
2013	$11.53884	$13.28076	0
2014	$13.28076	$14.32554	0
2015	$14.32554	$13.80382	0
2016	$13.80382	$14.53192	0
2017	$14.53192	$16.30272	0
2018	$16.30272	$15.38979	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.80337	$12.91820	0
2010	$12.91820	$14.43976	0
2011	$14.43976	$14.01489	0
2012	$14.01489	$15.59740	0
2013	$15.59740	$18.16459	0
2014	$18.16459	$19.37144	0
2015	$19.37144	$18.91203	0
2016	$18.91203	$19.67045	0
2017	$19.67045	$22.11561	0
2018	$22.11561	$19.98970	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.12833	$12.43791	0
2010	$12.43791	$12.42120	0
2011	$12.42120	$11.96376	0
2012	$11.96376	$14.25555	0
2013	$14.25555	$19.68244	0
2014	$19.68244	$24.48543	0
2015	$24.48543	$25.72166	0
2016	$25.72166	$22.22404	0
2017	$22.22404	$24.97823	0
2018	$24.97823	$24.19968	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.14391	$17.93767	101
2010	$17.93767	$17.80277	0
2011	$17.80277	$16.41328	0
2012	$16.41328	$16.80143	0
2013	$16.80143	$18.63709	0
2014	$18.63709	$20.81210	0
2015	$20.81210	$18.27212	0
2016	$18.27212	$18.16142	0
2017	$18.16142	$21.62851	0
2018	$21.62851	$20.98057	0
Putnam VT Government Money Market Fund - Class IB
2009	$9.95066	$9.71807	9,106
2010	$9.71807	$9.47477	10,302
2011	$9.47477	$9.23580	15,930
2012	$9.23580	$9.00148	17,006
2013	$9.00148	$8.77372	15,497
2014	$8.77372	$8.55172	16,745
2015	$8.55172	$8.33534	16,300
2016	$8.33534	$8.12506	17,105
2017	$8.12506	$7.93958	17,818
2018	$7.93958	$7.82944	16,550
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04343	829
2017	$10.04343	$12.81599	754
2018	$12.81599	$12.78801	686
Putnam VT High Yield Fund - Class IB
2009	$11.14131	$16.30785	1,569
2010	$16.30785	$18.12564	1,544
2011	$18.12564	$17.97635	1,350
2012	$17.97635	$20.32334	1,302
2013	$20.32334	$21.36306	1,322
2014	$21.36306	$21.14494	1,445
2015	$21.14494	$19.50480	1,505
2016	$19.50480	$21.96672	1,397
2017	$21.96672	$22.90764	1,389
2018	$22.90764	$21.41845	1,366
Putnam VT Income Fund - Class IB
2009	$8.14544	$11.64265	1,902
2010	$11.64265	$12.46700	1,967
2011	$12.46700	$12.75885	1,902
2012	$12.75885	$13.76989	1,921
2013	$13.76989	$13.67132	2,064
2014	$13.67132	$14.18435	2,160
2015	$14.18435	$13.62240	2,153
2016	$13.62240	$13.54281	2,267
2017	$13.54281	$13.94006	2,282
2018	$13.94006	$13.61367	2,150

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.80312	$14.33693	0
2010	$14.33693	$15.37405	0
2011	$15.37405	$12.44649	0
2012	$12.44649	$14.78806	0
2013	$14.78806	$18.45842	0
2014	$18.45842	$16.77019	0
2015	$16.77019	$16.36708	0
2016	$16.36708	$15.56108	0
2017	$15.56108	$19.20099	0
2018	$19.20099	$15.13659	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.07011	$11.56451	0
2010	$11.56451	$12.83986	0
2011	$12.83986	$12.51975	0
2012	$12.51975	$14.25449	0
2013	$14.25449	$18.77235	0
2014	$18.77235	$20.84109	0
2015	$20.84109	$19.86943	0
2016	$19.86943	$21.70016	0
2017	$21.70016	$25.98857	0
2018	$25.98857	$23.39534	0
Putnam VT Research Fund - Class IB
2009	$8.87374	$11.51847	0
2010	$11.51847	$13.06459	0
2011	$13.06459	$12.51092	0
2012	$12.51092	$14.37717	0
2013	$14.37717	$18.68696	0
2014	$18.68696	$20.91880	0
2015	$20.91880	$20.07240	0
2016	$20.07240	$21.53610	0
2017	$21.53610	$25.89461	0
2018	$25.89461	$24.04845	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$10.04226	$12.93253	1,115
2010	$12.93253	$15.06941	1,739
2011	$15.06941	$13.94080	713
2012	$13.94080	$15.86294	657
2013	$15.86294	$21.09395	611
2014	$21.09395	$23.33146	440
2015	$23.33146	$22.67288	396
2016	$22.67288	$23.81988	366
2017	$23.81988	$30.00531	314
2018	$30.00531	$28.79728	274
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option,
added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.45

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$6.49596	$8.56765	0
2010	$8.56765	$9.75365	0
2011	$9.75365	$9.23226	0
2012	$9.23226	$10.43875	0
2013	$10.43875	$13.30918	0
2014	$13.30918	$14.46803	0
2015	$14.46803	$14.14457	0
2016	$14.14457	$14.83680	0
2017	$14.83680	$17.56742	0
2018	$17.56742	$15.96841	0
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
2009	$7.98657	$9.63846	0
2010	$9.63846	$10.56149	0
2011	$10.56149	$10.23934	0
2012	$10.23934	$11.12307	0
2013	$11.12307	$12.25858	0
2014	$12.25858	$12.43756	0
2015	$12.43756	$12.04496	0
2016	$12.04496	$12.34125	0
2017	$12.34125	$13.55604	0
2018	$13.55604	$12.63617	0
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
2009	$7.29479	$9.12979	0
2010	$9.12979	$10.16263	0
2011	$10.16263	$9.77205	0
2012	$9.77205	$10.75697	0
2013	$10.75697	$12.11054	0
2014	$12.11054	$12.33265	0
2015	$12.33265	$11.95193	0
2016	$11.95193	$12.31256	0
2017	$12.31256	$13.93984	0
2018	$13.93984	$12.74737	0
Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
2009	$6.78529	$8.66590	0
2010	$8.66590	$9.77804	0
2011	$9.77804	$9.25105	0
2012	$9.25105	$10.37361	0
2013	$10.37361	$12.26211	0
2014	$12.26211	$12.50466	0
2015	$12.50466	$12.11002	0
2016	$12.11002	$12.54276	0
2017	$12.54276	$14.74204	0
2018	$14.74204	$13.19720	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio - Service Class 2
2009	$9.21279	$10.28275	0
2010	$10.28275	$10.73768	0
2011	$10.73768	$10.60012	0
2012	$10.60012	$10.96538	0
2013	$10.96538	$11.23201	0
2014	$11.23201	$11.32242	0
2015	$11.32242	$10.96069	0
2016	$10.96069	$11.11734	0
2017	$11.11734	$11.73109	0
2018	$11.73109	$11.16206	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$16.78272	0
2016	$16.78272	$16.35120	0
2017	$16.35120	$21.36532	0
2018	$21.36532	$23.34203	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$6.73151	$8.27750	0
2010	$8.27750	$9.24621	0
2011	$9.24621	$9.16325	0
2012	$9.16325	$10.31530	0
2013	$10.31530	$13.24779	0
2014	$13.24779	$14.61205	0
2015	$14.61205	$14.38030	0
2016	$14.38030	$15.62343	0
2017	$15.62343	$18.47136	0
2018	$18.47136	$17.13351	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$6.47440	$8.80932	0
2010	$8.80932	$11.02759	0
2011	$11.02759	$9.57165	0
2012	$9.57165	$10.67540	0
2013	$10.67540	$14.12195	0
2014	$14.12195	$14.57841	0
2015	$14.57841	$13.96231	0
2016	$13.96231	$15.21565	0
2017	$15.21565	$17.86031	0
2018	$17.86031	$14.82036	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2009	$9.68640	$11.93501	0
2010	$11.93501	$13.55832	0
2011	$13.55832	$13.51874	0
2012	$13.51874	$14.77081	0
2013	$14.77081	$18.63861	0
2014	$18.63861	$19.80443	0
2015	$19.80443	$19.10625	0
2016	$19.10625	$20.76540	0
2017	$20.76540	$23.42785	0
2018	$23.42785	$21.76552	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.79226	$11.60735	0
2010	$11.60735	$12.73330	0
2011	$12.73330	$12.69349	0
2012	$12.69349	$13.92117	0
2013	$13.92117	$15.44332	0
2014	$15.44332	$15.72964	0
2015	$15.72964	$14.23396	0
2016	$14.23396	$15.80285	0
2017	$15.80285	$16.87762	0
2018	$16.87762	$15.72539	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2009	$7.35157	$9.28557	0
2010	$9.28557	$10.08834	0
2011	$10.08834	$9.67460	0
2012	$9.67460	$10.58385	0
2013	$10.58385	$13.25530	0
2014	$13.25530	$14.51351	0
2015	$14.51351	$14.92501	0
2016	$14.92501	$14.27157	0
2017	$14.27157	$17.80433	0
2018	$17.80433	$17.08045	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$8.29658	$9.96098	0
2010	$9.96098	$10.85797	0
2011	$10.85797	$10.25895	0
2012	$10.25895	$11.32166	0
2013	$11.32166	$14.06701	0
2014	$14.06701	$14.47744	0
2015	$14.47744	$13.58067	0
2016	$13.58067	$14.83314	0
2017	$14.83314	$15.68667	0
2018	$15.68667	$13.55968	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$10.54380	$12.93949	0
2010	$12.93949	$14.00847	0
2011	$14.00847	$13.49722	0
2012	$13.49722	$15.01177	0
2013	$15.01177	$18.74626	0
2014	$18.74626	$19.55124	0
2015	$19.55124	$18.09529	0
2016	$18.09529	$20.44821	0
2017	$20.44821	$21.57497	0
2018	$21.57497	$19.10152	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$12.98891	$16.33296	0
2010	$16.33296	$20.39020	0
2011	$20.39020	$19.10635	0
2012	$19.10635	$22.02119	0
2013	$22.02119	$29.20975	0
2014	$29.20975	$28.60081	0
2015	$28.60081	$25.78861	0
2016	$25.78861	$32.69004	0
2017	$32.69004	$35.22484	0
2018	$35.22484	$29.87959	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2009	$10.93726	$15.28870	0
2010	$15.28870	$18.99743	0
2011	$18.99743	$17.60324	0
2012	$17.60324	$18.99696	0
2013	$18.99696	$25.55287	0
2014	$25.55287	$26.73714	0
2015	$26.73714	$25.33940	0
2016	$25.33940	$25.70106	0
2017	$25.70106	$30.38404	0
2018	$30.38404	$27.99374	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2009	$11.17455	$11.21629	0
2010	$11.21629	$11.49720	0
2011	$11.49720	$11.83043	0
2012	$11.83043	$11.73464	0
2013	$11.73464	$11.16910	0
2014	$11.16910	$11.24223	0
2015	$11.24223	$10.99737	0
2016	$10.99737	$10.77890	0
2017	$10.77890	$10.63716	0
2018	$10.63716	$10.39168	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2009	$18.12527	$30.45746	0
2010	$30.45746	$34.86944	0
2011	$34.86944	$28.56685	0
2012	$28.56685	$31.47140	0
2013	$31.47140	$30.35796	0
2014	$30.35796	$27.07600	0
2015	$27.07600	$21.19293	0
2016	$21.19293	$24.23438	0
2017	$24.23438	$33.13693	0
2018	$33.13693	$27.16676	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$12.86111	$17.15995	0
2010	$17.15995	$18.11186	0
2011	$18.11186	$15.75894	0
2012	$15.75894	$18.13931	0
2013	$18.13931	$21.71750	0
2014	$21.71750	$18.79017	0
2015	$18.79017	$17.10610	0
2016	$17.10610	$17.85082	0
2017	$17.85082	$20.28527	0
2018	$20.28527	$16.70038	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2009	$16.50895	$19.07611	0
2010	$19.07611	$21.25628	0
2011	$21.25628	$20.51625	0
2012	$20.51625	$22.98258	0
2013	$22.98258	$22.74040	0
2014	$22.74040	$22.54587	0
2015	$22.54587	$21.00559	0
2016	$21.00559	$21.05359	0
2017	$21.05359	$20.89698	0
2018	$20.89698	$20.74033	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.11886	$11.48072	0
2010	$11.48072	$13.36493	0
2011	$13.36493	$12.18120	0
2012	$12.18120	$13.44767	0
2013	$13.44767	$18.30324	0
2014	$18.30324	$19.27569	0
2015	$19.27569	$19.65824	0
2016	$19.65824	$19.52674	0
2017	$19.52674	$24.15498	0
2018	$24.15498	$22.60305	0
Invesco V.I. American Value Fund - Series I
2009	$8.65663	$11.73258	0
2010	$11.73258	$13.96376	0
2011	$13.96376	$13.72119	0
2012	$13.72119	$15.66995	0
2013	$15.66995	$20.48444	0
2014	$20.48444	$21.88831	0
2015	$21.88831	$19.36521	0
2016	$19.36521	$21.77679	0
2017	$21.77679	$23.31939	0
2018	$23.31939	$19.83264	0
Invesco V.I. American Value Fund - Series II
2009	$8.60630	$11.66040	0
2010	$11.66040	$13.87109	0
2011	$13.87109	$13.61722	0
2012	$13.61722	$15.52063	0
2013	$15.52063	$20.23872	0
2014	$20.23872	$21.57200	0
2015	$21.57200	$19.03665	0
2016	$19.03665	$21.35624	0
2017	$21.35624	$22.81056	0
2018	$22.81056	$19.35138	0
Invesco V.I. Comstock Fund - Series II
2009	$7.66543	$9.58314	0
2010	$9.58314	$10.79482	0
2011	$10.79482	$10.28881	0
2012	$10.28881	$11.91221	0
2013	$11.91221	$15.73290	0
2014	$15.73290	$16.71152	0
2015	$16.71152	$15.26234	0
2016	$15.26234	$17.38493	0
2017	$17.38493	$19.90525	0
2018	$19.90525	$16.98350	0
Invesco V.I. Equity and Income Fund - Series II
2009	$9.45135	$11.27122	0
2010	$11.27122	$12.29414	0
2011	$12.29414	$11.81465	0
2012	$11.81465	$12.92691	0
2013	$12.92691	$15.71785	0
2014	$15.71785	$16.64454	0
2015	$16.64454	$15.78613	0
2016	$15.78613	$17.65087	0
2017	$17.65087	$19.04158	0
2018	$19.04158	$16.73598	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Growth and Income Fund - Series II
2009	$11.67647	$14.10898	0
2010	$14.10898	$15.41154	0
2011	$15.41154	$14.66608	0
2012	$14.66608	$16.32660	0
2013	$16.32660	$21.26349	0
2014	$21.26349	$22.76519	0
2015	$22.76519	$21.42981	0
2016	$21.42981	$24.91984	0
2017	$24.91984	$27.67369	0
2018	$27.67369	$23.28174	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.23667	$11.01759	0
2010	$11.01759	$13.65272	0
2011	$13.65272	$12.04859	0
2012	$12.04859	$13.09356	0
2013	$13.09356	$17.41434	0
2014	$17.41434	$18.25864	0
2015	$18.25864	$17.96176	0
2016	$17.96176	$17.58891	0
2017	$17.58891	$20.92098	0
2018	$20.92098	$19.17268	0
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2009	$9.00626	$11.77718	0
2010	$11.77718	$12.87839	0
2011	$12.87839	$13.08883	0
2012	$13.08883	$14.33956	0
2013	$14.33956	$15.10202	0
2014	$15.10202	$15.34247	0
2015	$15.34247	$14.70870	0
2016	$14.70870	$16.05929	0
2017	$16.05929	$17.07934	0
2018	$17.07934	$15.96072	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2009	$9.12648	$11.19351	0
2010	$11.19351	$12.97185	0
2011	$12.97185	$12.06300	0
2012	$12.06300	$12.98648	0
2013	$12.98648	$17.16512	0
2014	$17.16512	$17.90543	0
2015	$17.90543	$16.83236	0
2016	$16.83236	$18.96970	0
2017	$18.96970	$20.79604	0
2018	$20.79604	$18.59616	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2009	$7.77457	$8.99970	0
2010	$8.99970	$10.28804	0
2011	$10.28804	$9.40785	0
2012	$9.40785	$10.26600	0
2013	$10.26600	$13.58321	0
2014	$13.58321	$14.23665	0
2015	$14.23665	$13.46391	0
2016	$13.46391	$15.35301	0
2017	$15.35301	$16.95167	0
2018	$16.95167	$15.16039	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2009	$8.44310	$11.96439	0
2010	$11.96439	$14.31926	0
2011	$14.31926	$12.54098	0
2012	$12.54098	$13.93082	0
2013	$13.93082	$18.59227	0
2014	$18.59227	$19.20003	0
2015	$19.20003	$19.20211	0
2016	$19.20211	$18.92714	0
2017	$18.92714	$22.65442	0
2018	$22.65442	$21.41975	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2009	$7.38693	$9.10598	0
2010	$9.10598	$11.12049	0
2011	$11.12049	$10.39304	0
2012	$10.39304	$11.58972	0
2013	$11.58972	$14.70514	0
2014	$14.70514	$15.96739	0
2015	$15.96739	$14.95702	0
2016	$14.95702	$16.95086	0
2017	$16.95086	$17.63458	0
2018	$17.63458	$14.58747	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$14.87089	$18.83842	0
2010	$18.83842	$20.12802	0
2011	$20.12802	$20.94725	0
2012	$20.94725	$24.03852	0
2013	$24.03852	$21.35440	0
2014	$21.35440	$21.39155	0
2015	$21.39155	$20.58193	0
2016	$20.58193	$22.16052	0
2017	$22.16052	$23.64875	0
2018	$23.64875	$21.40317	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$10.47057	$13.20802	0
2010	$13.20802	$14.66594	0
2011	$14.66594	$15.57187	0
2012	$15.57187	$17.52339	0
2013	$17.52339	$20.41543	0
2014	$20.41543	$20.77303	0
2015	$20.77303	$21.47900	0
2016	$21.47900	$22.04708	0
2017	$22.04708	$26.99853	0
2018	$26.99853	$25.82156	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$7.16420	$11.54775	0
2010	$11.54775	$13.81362	0
2011	$13.81362	$13.07331	0
2012	$13.07331	$14.55717	0
2013	$14.55717	$20.98667	0
2014	$20.98667	$21.73232	0
2015	$21.73232	$23.74834	0
2016	$23.74834	$22.74482	0
2017	$22.74482	$31.70664	0
2018	$31.70664	$33.19790	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.07640	$11.37795	0
2010	$11.37795	$13.58272	0
2011	$13.58272	$12.82275	0
2012	$12.82275	$14.23777	0
2013	$14.23777	$20.47772	0
2014	$20.47772	$21.15109	0
2015	$21.15109	$23.05734	0
2016	$23.05734	$22.01877	0
2017	$22.01877	$30.62453	0
2018	$30.62453	$31.99282	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$6.03310	$9.24351	0
2010	$9.24351	$11.90398	0
2011	$11.90398	$10.75866	0
2012	$10.75866	$11.36307	0
2013	$11.36307	$15.21025	0
2014	$15.21025	$15.08126	0
2015	$15.08126	$13.80348	0
2016	$13.80348	$12.25159	0
2017	$12.25159	$16.53609	0
2018	$16.53609	$17.79479	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$14.08881	$17.62486	0
2010	$17.62486	$22.22718	0
2011	$22.22718	$22.86704	0
2012	$22.86704	$25.73976	0
2013	$25.73976	$25.49923	0
2014	$25.49923	$32.13223	0
2015	$32.13223	$31.88539	0
2016	$31.88539	$33.07918	0
2017	$33.07918	$33.13718	0
2018	$33.13718	$29.69206	0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
2009	$7.95510	$11.16479	0
2010	$11.16479	$11.86416	0
2011	$11.86416	$11.39287	0
2012	$11.39287	$12.62283	0
2013	$12.62283	$15.90643	0
2014	$15.90643	$17.82933	0
2015	$17.82933	$17.92591	0
2016	$17.92591	$17.02996	0
2017	$17.02996	$20.97965	0
2018	$20.97965	$19.20990	0
Oppenheimer Conservative Balanced Fund/VA - Service Shares
2009	$8.35284	$9.88884	0
2010	$9.88884	$10.84854	0
2011	$10.84854	$10.60330	0
2012	$10.60330	$11.57229	0
2013	$11.57229	$12.71281	0
2014	$12.71281	$13.36942	0
2015	$13.36942	$13.09027	0
2016	$13.09027	$13.37809	0
2017	$13.37809	$14.19348	0
2018	$14.19348	$13.05472	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$7.94042	$10.22484	0
2010	$10.22484	$12.65920	0
2011	$12.65920	$12.42874	0
2012	$12.42874	$14.05581	0
2013	$14.05581	$18.56022	0
2014	$18.56022	$19.06845	0
2015	$19.06845	$19.74349	0
2016	$19.74349	$19.62337	0
2017	$19.62337	$24.54715	0
2018	$24.54715	$22.39303	0
Oppenheimer Global Fund/VA - Service Shares
2009	$12.42233	$16.85405	0
2010	$16.85405	$18.98632	0
2011	$18.98632	$16.90954	0
2012	$16.90954	$19.91115	0
2013	$19.91115	$24.61822	0
2014	$24.61822	$24.46107	0
2015	$24.46107	$24.68984	0
2016	$24.68984	$24.00201	0
2017	$24.00201	$31.86312	0
2018	$31.86312	$26.86762	0
Oppenheimer Global Strategic Income Fund/VA - Service Shares
2009	$11.73871	$13.53278	0
2010	$13.53278	$15.12205	0
2011	$15.12205	$14.81941	0
2012	$14.81941	$16.32440	0
2013	$16.32440	$15.83509	0
2014	$15.83509	$15.80118	0
2015	$15.80118	$15.00063	0
2016	$15.00063	$15.52077	0
2017	$15.52077	$16.02665	0
2018	$16.02665	$14.89581	0
Oppenheimer Main Street Fund®/VA - Service Shares
2009	$9.26665	$11.54760	0
2010	$11.54760	$13.02229	0
2011	$13.02229	$12.63932	0
2012	$12.63932	$14.34872	0
2013	$14.34872	$18.36218	0
2014	$18.36218	$19.73681	0
2015	$19.73681	$19.81277	0
2016	$19.81277	$21.47082	0
2017	$21.47082	$24.38698	0
2018	$24.38698	$21.82124	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$11.64356	$15.51716	0
2010	$15.51716	$18.59120	0
2011	$18.59120	$17.66998	0
2012	$17.66998	$20.24218	0
2013	$20.24218	$27.71434	0
2014	$27.71434	$30.12746	0
2015	$30.12746	$27.54453	0
2016	$27.54453	$31.55910	0
2017	$31.55910	$35.00774	0
2018	$35.00774	$30.49233	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Total Return Bond Fund/VA - Service
2009	$6.16935	$6.55005	0
2010	$6.55005	$7.09658	0
2011	$7.09658	$7.45760	0
2012	$7.45760	$7.99890	0
2013	$7.99890	$7.75812	0
2014	$7.75812	$8.07643	0
2015	$8.07643	$7.91856	0
2016	$7.91856	$7.94538	0
2017	$7.94538	$8.07603	0
2018	$8.07603	$7.76010	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$11.84055	0
2010	$11.84055	$12.98148	0
2011	$12.98148	$12.88232	0
2012	$12.88232	$14.96257	0
2013	$14.96257	$19.29004	0
2014	$19.29004	$21.15858	0
2015	$21.15858	$19.97313	0
2016	$19.97313	$22.10074	0
2017	$22.10074	$25.56242	0
2018	$25.56242	$22.77566	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.89012	$9.65048	0
2010	$9.65048	$10.41301	0
2011	$10.41301	$10.41951	0
2012	$10.41951	$11.41532	0
2013	$11.41532	$13.12512	0
2014	$13.12512	$14.14313	0
2015	$14.14313	$13.61406	0
2016	$13.61406	$14.31750	0
2017	$14.31750	$16.04597	0
2018	$16.04597	$15.13207	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$9.73836	$12.81938	0
2010	$12.81938	$14.31460	0
2011	$14.31460	$13.87919	0
2012	$13.87919	$15.43048	0
2013	$15.43048	$17.95177	0
2014	$17.95177	$19.12483	0
2015	$19.12483	$18.65211	0
2016	$18.65211	$19.38027	0
2017	$19.38027	$21.76737	0
2018	$21.76737	$19.65500	0
Putnam VT Global Health Care Fund - Class IB
2009	$10.06110	$12.34269	0
2010	$12.34269	$12.31346	0
2011	$12.31346	$11.84786	0
2012	$11.84786	$14.10293	0
2013	$14.10293	$19.45178	0
2014	$19.45178	$24.17368	0
2015	$24.17368	$25.36812	0
2016	$25.36812	$21.89613	0
2017	$21.89613	$24.58486	0
2018	$24.58486	$23.79442	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Utilities Fund - Class IB
2009	$17.03025	$17.80045	0
2010	$17.80045	$17.64848	0
2011	$17.64848	$16.25438	0
2012	$16.25438	$16.62166	0
2013	$16.62166	$18.41876	0
2014	$18.41876	$20.54719	0
2015	$20.54719	$18.02102	0
2016	$18.02102	$17.89352	0
2017	$17.89352	$21.28798	0
2018	$21.28798	$20.62931	0
Putnam VT Government Money Market Fund - Class IB
2009	$9.88464	$9.64369	0
2010	$9.64369	$9.39261	0
2011	$9.39261	$9.14635	0
2012	$9.14635	$8.90512	0
2013	$8.90512	$8.67090	0
2014	$8.67090	$8.44283	0
2015	$8.44283	$8.22076	0
2016	$8.22076	$8.00517	0
2017	$8.00517	$7.81454	0
2018	$7.81454	$7.69831	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04225	0
2017	$10.04225	$12.80157	0
2018	$12.80157	$12.76066	0
Putnam VT High Yield Fund - Class IB
2009	$11.06742	$16.18309	0
2010	$16.18309	$17.96853	0
2011	$17.96853	$17.80231	0
2012	$17.80231	$20.10587	0
2013	$20.10587	$21.11280	0
2014	$21.11280	$20.87579	0
2015	$20.87579	$19.23676	0
2016	$19.23676	$21.64268	0
2017	$21.64268	$22.54694	0
2018	$22.54694	$21.05984	0
Putnam VT Income Fund - Class IB
2009	$8.09142	$11.55358	0
2010	$11.55358	$12.35894	0
2011	$12.35894	$12.63533	0
2012	$12.63533	$13.62253	0
2013	$13.62253	$13.51113	0
2014	$13.51113	$14.00377	0
2015	$14.00377	$13.43519	0
2016	$13.43519	$13.34302	0
2017	$13.34302	$13.72056	0
2018	$13.72056	$13.38573	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2009	$11.72482	$14.22719	0
2010	$14.22719	$15.24075	0
2011	$15.24075	$12.32592	0
2012	$12.32592	$14.62975	0
2013	$14.62975	$18.24210	0
2014	$18.24210	$16.55664	0
2015	$16.55664	$16.14207	0
2016	$16.14207	$15.33144	0
2017	$15.33144	$18.89856	0
2018	$18.89856	$14.88306	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.00992	$11.47598	0
2010	$11.47598	$12.72850	0
2011	$12.72850	$12.39846	0
2012	$12.39846	$14.10189	0
2013	$14.10189	$18.55235	0
2014	$18.55235	$20.57571	0
2015	$20.57571	$19.59629	0
2016	$19.59629	$21.37997	0
2017	$21.37997	$25.57927	0
2018	$25.57927	$23.00355	0
Putnam VT Research Fund - Class IB
2009	$8.81489	$11.43034	0
2010	$11.43034	$12.95135	0
2011	$12.95135	$12.38977	0
2012	$12.38977	$14.22333	0
2013	$14.22333	$18.46804	0
2014	$18.46804	$20.65254	0
2015	$20.65254	$19.79656	0
2016	$19.79656	$21.21843	0
2017	$21.21843	$25.48692	0
2018	$25.48692	$23.64584	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$9.97564	$12.83355	0
2010	$12.83355	$14.93874	0
2011	$14.93874	$13.80577	0
2012	$13.80577	$15.69312	0
2013	$15.69312	$20.84676	0
2014	$20.84676	$23.03440	0
2015	$23.03440	$22.36123	0
2016	$22.36123	$23.46842	0
2017	$23.46842	$29.53277	0
2018	$29.53277	$28.31503	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.19%.

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS
Allstate Life Insurance Company
Statement of Additional Information dated April 29, 2019
P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277
This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

•	Putnam Allstate Advisor

•	Putnam Allstate Advisor Plus

•	Putnam Allstate Advisor Preferred
The Contracts are no longer offered for new sales.
This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated April 29, 2019 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.
For convenience, we use the terms "Contract" and "Contracts" to refer generally to all four Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different underlying fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different underlying fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.
We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACTS
The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASE OF CONTRACTS
We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ended December 31, 2018 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2017 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2016 was $0. The offering of the Contracts is continuous.
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)
We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.
We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.
NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions

2

for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each
Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)	is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.
CALCULATION OF VARIABLE INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.
GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.
We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.
The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.
PREMIUM TAXES
Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

3

TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements included in this Prospectus and the related financial statement schedules included elsewhere in this Registration Statement of Allstate Life Insurance Company, and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement. Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

•
consolidated financial statements of Allstate Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 and related consolidated financial statement schedules, and

4

•
the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2018 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

5

APPENDIX A
The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

A-1

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED BENEFICIARY PROTECTION OPTION
Mortality & Expense = 1.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.82858	$15.05577	487,005
2010	$15.05577	$16.72608	391,395
2011	$16.72608	$15.97004	360,261
2012	$15.97004	$17.56064	307,109
2013	$17.56064	$18.66764	255,806
2014	$18.66764	$18.47023	221,744
2015	$18.47023	$17.78526	186,814
2016	$17.78526	$18.48756	167,416
2017	$18.48756	$19.52866	160,602
2018	$19.52866	$19.06567	115,485
Putnam VT Equity Income Fund - Class IB
2009	$11.17488	$14.04302	701,782
2010	$14.04302	$15.59208	571,125
2011	$15.59208	$15.66966	478,784
2012	$15.66966	$18.43232	400,681
2013	$18.43232	$24.06570	358,256
2014	$24.06570	$26.73299	313,626
2015	$26.73299	$25.55669	277,904
2016	$25.55669	$28.63814	258,802
2017	$28.63814	$33.54072	889,726
2018	$33.54072	$30.26292	798,485
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.25345	$8.98469	826,604
2010	$8.98469	$9.81801	731,184
2011	$9.81801	$9.94894	565,303
2012	$9.94894	$11.03891	499,742
2013	$11.03891	$12.85392	466,814
2014	$12.85392	$14.02727	430,062
2015	$14.02727	$13.67454	393,607
2016	$13.67454	$14.56371	359,713
2017	$14.56371	$16.52737	337,248
2018	$16.52737	$15.78353	308,797
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.89861	$10.52991	285,321
2010	$10.52991	$11.90769	253,133
2011	$11.90769	$11.69222	230,242
2012	$11.69222	$13.16497	214,811
2013	$13.16497	$15.51104	203,166
2014	$15.51104	$16.73502	190,727
2015	$16.73502	$16.52927	170,307
2016	$16.52927	$17.39262	153,549
2017	$17.39262	$19.78083	155,075
2018	$19.78083	$18.08759	118,335

A-2

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$6.19225	$7.93563	586,829
2010	$7.93563	$8.59417	501,231
2011	$8.59417	$8.05443	427,913
2012	$8.05443	$9.54397	361,393
2013	$9.54397	$12.41963	326,504
2014	$12.41963	$12.42571	305,073
2015	$12.42571	$12.04266	262,025
2016	$12.04266	$12.00201	234,223
2017	$12.00201	$15.19358	212,263
2018	$15.19358	$13.11773	198,562
Putnam VT Global Health Care Fund - Class IB
2009	$10.07687	$12.51937	536,696
2010	$12.51937	$12.64872	455,855
2011	$12.64872	$12.32513	391,677
2012	$12.32513	$14.85823	336,850
2013	$14.85823	$20.75424	304,453
2014	$20.75424	$26.12052	267,817
2015	$26.12052	$27.76026	239,176
2016	$27.76026	$24.26534	220,254
2017	$24.26534	$27.58801	192,874
2018	$27.58801	$27.03941	169,497
Putnam VT Global Utilities Fund - Class IB
2009	$10.62839	$11.25058	294,739
2010	$11.25058	$11.29648	241,392
2011	$11.29648	$10.53644	208,898
2012	$10.53644	$10.91209	189,773
2013	$10.91209	$12.24587	164,826
2014	$12.24587	$13.83490	139,701
2015	$13.83490	$12.28860	122,739
2016	$12.28860	$12.35655	106,641
2017	$12.35655	$14.88566	93,238
2018	$14.88566	$14.60786	86,996
Putnam VT Government Money Market Fund - Class IB
2009	$11.64285	$11.50370	448,255
2010	$11.50370	$11.34690	401,444
2011	$11.34690	$11.18973	338,155
2012	$11.18973	$11.03376	282,376
2013	$11.03376	$10.88038	219,527
2014	$10.88038	$10.72912	205,853
2015	$10.72912	$10.57998	174,580
2016	$10.57998	$10.43338	163,890
2017	$10.43338	$10.31321	174,803
2018	$10.31321	$10.28850	123,396
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.95079	$4.09813	467,677
2010	$4.09813	$4.74046	377,181
2011	$4.74046	$4.48141	361,552
2012	$4.48141	$5.19466	326,386
2013	$5.19466	$6.97299	284,987
2014	$6.97299	$7.83208	253,037
2015	$7.83208	$7.80157	243,447
2016	$7.80157	$8.19376	1,653,397
2017	$8.19376	$10.57658	1,519,937
2018	$10.57658	$10.67638	1,371,785

A-3

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.96811	$14.76100	300,395
2010	$14.76100	$16.59814	219,817
2011	$16.59814	$16.65347	195,660
2012	$16.65347	$19.04843	171,575
2013	$19.04843	$20.25707	158,136
2014	$20.25707	$20.28475	142,929
2015	$20.28475	$18.93027	117,456
2016	$18.93027	$21.56822	107,410
2017	$21.56822	$22.75233	98,516
2018	$22.75233	$21.52087	92,034
Putnam VT Income Fund - Class IB
2009	$9.96110	$14.40407	932,680
2010	$14.40407	$15.60424	846,575
2011	$15.60424	$16.15576	716,218
2012	$16.15576	$17.64036	581,707
2013	$17.64036	$17.71891	531,746
2014	$17.71891	$18.59882	477,276
2015	$18.59882	$18.07093	426,572
2016	$18.07093	$18.17486	379,599
2017	$18.17486	$18.92446	356,462
2018	$18.92446	$18.69646	316,697
Putnam VT International Equity Fund - Class IB
2009	$9.75324	$11.98563	948,253
2010	$11.98563	$13.00280	764,152
2011	$13.00280	$10.64989	684,008
2012	$10.64989	$12.80177	580,373
2013	$12.80177	$16.16589	523,653
2014	$16.16589	$14.85922	475,137
2015	$14.85922	$14.67173	418,225
2016	$14.67173	$14.11196	393,892
2017	$14.11196	$17.61429	359,958
2018	$17.61429	$14.04760	333,598
Putnam VT International Growth Fund - Class IB
2009	$8.84938	$12.07292	424,922
2010	$12.07292	$13.35686	364,368
2011	$13.35686	$10.81275	305,550
2012	$10.81275	$12.90067	278,963
2013	$12.90067	$15.56541	264,022
2014	$15.56541	$14.40418	244,791
2015	$14.40418	$14.36138	242,108
2016	$14.36138	$13.20963	218,211
2017	$13.20963	$17.58985	204,720
2018	$17.58985	$14.11031	184,819
Putnam VT International Value Fund - Class IB
2009	$9.33822	$11.61890	434,445
2010	$11.61890	$12.27245	341,261
2011	$12.27245	$10.43322	289,168
2012	$10.43322	$12.51943	256,043
2013	$12.51943	$15.08616	231,298
2014	$15.08616	$13.46357	206,808
2015	$13.46357	$13.00950	182,523
2016	$13.00950	$12.96973	171,649
2017	$12.96973	$15.94750	151,696
2018	$15.94750	$12.95400	126,785

A-4

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$13.63508	$16.26714	535,716
2010	$16.26714	$16.86705	447,645
2011	$16.86705	$17.76170	359,253
2012	$17.76170	$17.83720	325,347
2013	$17.83720	$17.50329	275,347
2014	$17.50329	$18.00267	227,694
2015	$18.00267	$17.63449	172,680
2016	$17.63449	$17.42376	160,763
2017	$17.42376	$17.51784	147,315
2018	$17.51784	$17.11591	119,260
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$5.07694	$6.54888	1,736,486
2010	$6.54888	$7.35606	1,483,549
2011	$7.35606	$7.25639	1,336,619
2012	$7.25639	$8.35868	1,111,368
2013	$8.35868	$11.13656	990,682
2014	$11.13656	$12.50840	904,100
2015	$12.50840	$12.06475	802,198
2016	$12.06475	$13.33002	693,759
2017	$13.33002	$16.14891	615,531
2018	$16.14891	$14.70684	554,038
Putnam VT Research Fund - Class IB
2009	$6.15010	$8.07644	693,391
2010	$8.07644	$9.26758	598,213
2011	$9.26758	$8.97843	528,951
2012	$8.97843	$10.43868	440,071
2013	$10.43868	$13.72643	397,187
2014	$13.72643	$15.54552	345,734
2015	$15.54552	$15.09105	309,810
2016	$15.09105	$16.38033	278,235
2017	$16.38033	$19.92316	256,768
2018	$19.92316	$18.71824	226,516
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.58164	$15.19331	68,929
2010	$15.19331	$19.40558	67,114
2011	$19.40558	$17.96593	57,142
2012	$17.96593	$20.25896	55,482
2013	$20.25896	$26.78693	54,997
2014	$26.78693	$28.27366	50,155
2015	$28.27366	$25.75617	45,543
2016	$25.75617	$29.33838	43,193
2017	$29.33838	$31.22376	40,825
2018	$31.22376	$26.52483	40,728

A-5

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$13.66755	$17.72557	334,648
2010	$17.72557	$22.01894	280,066
2011	$22.01894	$20.68509	242,011
2012	$20.68509	$23.96139	207,531
2013	$23.96139	$32.98381	172,686
2014	$32.98381	$33.63885	149,048
2015	$33.63885	$31.76188	126,076
2016	$31.76188	$39.92900	114,737
2017	$39.92900	$42.47228	105,361
2018	$42.47228	$33.53128	95,498
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$10.34875	$14.18342	93,361
2010	$14.18342	$17.34985	68,464
2011	$17.34985	$16.23143	58,256
2012	$16.23143	$18.60537	52,950
2013	$18.60537	$26.06301	44,797
2014	$26.06301	$28.46199	43,518
2015	$28.46199	$26.84957	35,453
2016	$26.84957	$29.91364	33,718
2017	$29.91364	$32.65649	34,217
2018	$32.65649	$30.60691	31,520
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$5.58885	$7.28154	1,326,211
2010	$7.28154	$8.58382	2,042,736
2011	$8.58382	$8.03366	1,706,715
2012	$8.03366	$9.24847	1,488,990
2013	$9.24847	$12.44202	1,327,991
2014	$12.44202	$13.92272	1,177,812
2015	$13.92272	$13.68803	1,058,087
2016	$13.68803	$14.54821	956,333
2017	$14.54821	$18.53790	888,164
2018	$18.53790	$17.99879	804,635
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40%.

A-6

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)
Mortality & Expense = 1.45

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.82028	$15.03543	30,898
2010	$15.03543	$16.69501	20,408
2011	$16.69501	$15.93232	20,210
2012	$15.93232	$17.51026	17,700
2013	$17.51026	$18.60464	14,119
2014	$18.60464	$18.39857	14,074
2015	$18.39857	$17.70727	14,149
2016	$17.70727	$18.39719	14,024
2017	$18.39719	$19.42342	12,266
2018	$19.42342	$18.95333	12,081
Putnam VT Equity Income Fund - Class IB
2009	$11.14281	$13.99561	88,898
2010	$13.99561	$15.53157	85,038
2011	$15.53157	$15.60094	39,674
2012	$15.60094	$18.34216	36,736
2013	$18.34216	$23.93586	33,258
2014	$23.93586	$26.57525	33,100
2015	$26.57525	$25.39302	32,784
2016	$25.39302	$28.44035	27,772
2017	$28.44035	$33.29235	58,998
2018	$33.29235	$30.02360	52,603
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.24731	$8.97253	131,138
2010	$8.97253	$9.79975	122,222
2011	$9.79975	$9.92541	107,779
2012	$9.92541	$11.00721	102,969
2013	$11.00721	$12.81051	100,073
2014	$12.81051	$13.97280	84,080
2015	$13.97280	$13.61453	74,406
2016	$13.61453	$14.49246	83,360
2017	$14.49246	$16.43826	83,315
2018	$16.43826	$15.69049	96,649
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.89193	$10.51567	27,738
2010	$10.51567	$11.88556	23,098
2011	$11.88556	$11.66457	31,957
2012	$11.66457	$13.12716	39,333
2013	$13.12716	$15.45865	21,266
2014	$15.45865	$16.67005	21,137
2015	$16.67005	$16.45675	20,933
2016	$16.45675	$17.30755	15,490
2017	$17.30755	$19.67419	13,397
2018	$19.67419	$17.98097	13,357

A-7

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$6.18702	$7.92491	52,827
2010	$7.92491	$8.57822	42,902
2011	$8.57822	$8.03543	34,499
2012	$8.03543	$9.51661	23,042
2013	$9.51661	$12.37775	22,073
2014	$12.37775	$12.37752	21,587
2015	$12.37752	$11.98985	21,463
2016	$11.98985	$11.94334	21,143
2017	$11.94334	$15.11170	20,461
2018	$15.11170	$13.04043	16,923
Putnam VT Global Health Care Fund - Class IB
2009	$10.06835	$12.50246	37,090
2010	$12.50246	$12.62522	23,359
2011	$12.62522	$12.29600	6,985
2012	$12.29600	$14.81559	6,704
2013	$14.81559	$20.68418	6,443
2014	$20.68418	$26.01916	6,115
2015	$26.01916	$27.63852	5,662
2016	$27.63852	$24.14669	10,283
2017	$24.14669	$27.43932	10,020
2018	$27.43932	$26.88007	9,538
Putnam VT Global Utilities Fund - Class IB
2009	$10.61945	$11.23542	49,220
2010	$11.23542	$11.27554	36,082
2011	$11.27554	$10.51158	34,817
2012	$10.51158	$10.88080	32,392
2013	$10.88080	$12.20457	31,329
2014	$12.20457	$13.78126	30,635
2015	$13.78126	$12.23473	29,077
2016	$12.23473	$12.29615	24,685
2017	$12.29615	$14.80546	21,530
2018	$14.80546	$14.52180	19,803
Putnam VT Government Money Market Fund - Class IB
2009	$11.63294	$11.48809	31,515
2010	$11.48809	$11.32576	25,369
2011	$11.32576	$11.16324	32,237
2012	$11.16324	$11.00204	25,508
2013	$11.00204	$10.84360	22,874
2014	$10.84360	$10.68743	21,523
2015	$10.68743	$10.53351	3,158
2016	$10.53351	$10.38230	4,400
2017	$10.38230	$10.25756	3,537
2018	$10.25756	$10.22781	3,118
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.94491	$4.08789	30,444
2010	$4.08789	$4.72620	32,836
2011	$4.72620	$4.46567	29,405
2012	$4.46567	$5.17379	26,268
2013	$5.17379	$6.94145	22,974
2014	$6.94145	$7.79270	22,469
2015	$7.79270	$7.75842	20,184
2016	$7.75842	$8.14431	118,499
2017	$8.14431	$10.50748	107,038
2018	$10.50748	$10.60126	96,930

A-8

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.95970	$14.74110	19,862
2010	$14.74110	$16.56735	16,004
2011	$16.56735	$16.61418	15,634
2012	$16.61418	$18.99383	11,842
2013	$18.99383	$20.18878	10,996
2014	$20.18878	$20.20612	11,080
2015	$20.20612	$18.84732	11,145
2016	$18.84732	$21.46286	10,919
2017	$21.46286	$22.62980	11,122
2018	$22.62980	$21.39415	11,156
Putnam VT Income Fund - Class IB
2009	$9.95270	$14.38464	94,273
2010	$14.38464	$15.57530	73,782
2011	$15.57530	$16.11764	57,494
2012	$16.11764	$17.58978	54,952
2013	$17.58978	$17.65915	51,430
2014	$17.65915	$18.52669	42,394
2015	$18.52669	$17.99171	41,659
2016	$17.99171	$18.08604	35,226
2017	$18.08604	$18.82252	35,601
2018	$18.82252	$18.58636	34,690
Putnam VT International Equity Fund - Class IB
2009	$9.74496	$11.96937	87,547
2010	$11.96937	$12.97859	75,171
2011	$12.97859	$10.62465	63,496
2012	$10.62465	$12.76494	42,940
2013	$12.76494	$16.11121	39,370
2014	$16.11121	$14.80144	29,210
2015	$14.80144	$14.60726	28,319
2016	$14.60726	$14.04283	21,993
2017	$14.04283	$17.51919	18,417
2018	$17.51919	$13.96467	15,607
Putnam VT International Growth Fund - Class IB
2009	$8.84191	$12.05659	20,192
2010	$12.05659	$13.33202	11,864
2011	$13.33202	$10.78717	9,762
2012	$10.78717	$12.86363	3,199
2013	$12.86363	$15.51284	2,357
2014	$15.51284	$14.34825	2,298
2015	$14.34825	$14.29834	2,272
2016	$14.29834	$13.14500	2,298
2017	$13.14500	$17.49500	2,205
2018	$17.49500	$14.02711	2,284
Putnam VT International Value Fund - Class IB
2009	$9.33028	$11.60313	29,213
2010	$11.60313	$12.24959	25,744
2011	$12.24959	$10.40849	18,363
2012	$10.40849	$12.48341	9,758
2013	$12.48341	$15.03512	8,245
2014	$15.03512	$13.41121	8,361
2015	$13.41121	$12.95233	8,429
2016	$12.95233	$12.90620	6,108
2017	$12.90620	$15.86141	5,796
2018	$15.86141	$12.87755	5,962

A-9

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$7.46841	$8.90558	78,173
2010	$8.90558	$9.22931	62,247
2011	$9.22931	$9.71393	55,032
2012	$9.71393	$9.75026	54,076
2013	$9.75026	$9.56289	50,293
2014	$9.56289	$9.83074	47,730
2015	$9.83074	$9.62480	47,199
2016	$9.62480	$9.50498	46,941
2017	$9.50498	$9.55151	48,143
2018	$9.55151	$9.32764	46,882
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$5.07266	$6.54004	93,894
2010	$6.54004	$7.34241	74,419
2011	$7.34241	$7.23927	61,685
2012	$7.23927	$8.33471	40,933
2013	$8.33471	$11.09899	36,423
2014	$11.09899	$12.45988	32,504
2015	$12.45988	$12.01185	30,131
2016	$12.01185	$13.26486	27,271
2017	$13.26486	$16.06192	26,643
2018	$16.06192	$14.62020	21,710
Putnam VT Research Fund - Class IB
2009	$6.14488	$8.06548	82,992
2010	$8.06548	$9.25032	77,465
2011	$9.25032	$8.95717	40,673
2012	$8.95717	$10.40867	32,119
2013	$10.40867	$13.68003	30,775
2014	$13.68003	$15.48510	17,178
2015	$15.48510	$15.02476	16,224
2016	$15.02476	$16.30014	15,391
2017	$16.30014	$19.81565	14,910
2018	$19.81565	$18.60781	9,253
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.55126	$15.14201	2,480
2010	$15.14201	$19.33027	2,823
2011	$19.33027	$17.88714	2,229
2012	$17.88714	$20.15986	2,089
2013	$20.15986	$26.64239	1,566
2014	$26.64239	$28.10684	1,502
2015	$28.10684	$25.59121	1,496
2016	$25.59121	$29.13574	1,432
2017	$29.13574	$30.99250	1,522
2018	$30.99250	$26.31503	1,575

A-10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$13.65595	$17.70154	32,475
2010	$17.70154	$21.97796	27,831
2011	$21.97796	$20.63613	16,836
2012	$20.63613	$23.89253	13,436
2013	$23.89253	$32.87237	12,661
2014	$32.87237	$33.50819	10,086
2015	$33.50819	$31.62246	8,902
2016	$31.62246	$39.73363	6,995
2017	$39.73363	$42.24322	6,909
2018	$42.24322	$33.33355	6,255
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$10.31903	$14.13550	11,940
2010	$14.13550	$17.28248	10,858
2011	$17.28248	$16.16021	9,181
2012	$16.16021	$18.51432	8,471
2013	$18.51432	$25.92232	7,435
2014	$25.92232	$28.29399	7,472
2015	$28.29399	$26.67754	5,514
2016	$26.67754	$29.70695	11,194
2017	$29.70695	$32.41456	5,748
2018	$32.41456	$30.36480	5,731
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$5.58418	$7.27178	87,717
2010	$7.27178	$8.56797	118,678
2011	$8.56797	$8.01478	92,651
2012	$8.01478	$9.22205	63,731
2013	$9.22205	$12.40020	58,766
2014	$12.40020	$13.86888	57,018
2015	$13.86888	$13.62818	47,664
2016	$13.62818	$14.47727	40,034
2017	$14.47727	$18.43825	30,835
2018	$18.43825	$17.89297	22,419
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45%.

A-11

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)
Mortality & Expense = 1.60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.70625	$14.83828	11,953
2010	$14.83828	$16.45103	11,567
2011	$16.45103	$15.67566	5,623
2012	$15.67566	$17.20190	4,064
2013	$17.20190	$18.24919	19,849
2014	$18.24919	$18.01959	3,986
2015	$18.01959	$17.31612	3,945
2016	$17.31612	$17.96349	3,632
2017	$17.96349	$18.93602	3,608
2018	$18.93602	$18.44848	1,202
Putnam VT Equity Income Fund - Class IB
2009	$11.04703	$13.85419	28,471
2010	$13.85419	$15.35126	26,315
2011	$15.35126	$15.39641	34,991
2012	$15.39641	$18.07408	41,472
2013	$18.07408	$23.55016	29,102
2014	$23.55016	$26.10724	15,465
2015	$26.10724	$24.90784	15,025
2016	$24.90784	$27.85463	14,121
2017	$27.85463	$32.55596	27,911
2018	$32.55596	$29.31302	25,331
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.16311	$8.85478	63,866
2010	$8.85478	$9.65644	61,164
2011	$9.65644	$9.76542	58,329
2012	$9.76542	$10.81326	57,514
2013	$10.81326	$12.56563	56,500
2014	$12.56563	$13.68485	44,575
2015	$13.68485	$13.31367	45,843
2016	$13.31367	$14.15070	51,478
2017	$14.15070	$16.02562	44,811
2018	$16.02562	$15.27240	36,756
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.80027	$10.37773	4,892
2010	$10.37773	$11.71182	4,639
2011	$11.71182	$11.47661	15,075
2012	$11.47661	$12.89594	12,349
2013	$12.89594	$15.16326	9,741
2014	$15.16326	$16.32662	4,611
2015	$16.32662	$16.09318	1,392
2016	$16.09318	$16.89951	1,386
2017	$16.89951	$19.18045	1,381
2018	$19.18045	$17.50197	1,375

A-12

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$6.11515	$7.82094	34,839
2010	$7.82094	$8.45281	34,385
2011	$8.45281	$7.90591	8,925
2012	$7.90591	$9.34894	8,546
2013	$9.34894	$12.14118	33,757
2014	$12.14118	$12.12247	6,845
2015	$12.12247	$11.72491	6,609
2016	$11.72491	$11.66169	1,554
2017	$11.66169	$14.73240	1,332
2018	$14.73240	$12.69298	1,090
Putnam VT Global Health Care Fund - Class IB
2009	$9.95139	$12.33842	12,097
2010	$12.33842	$12.44063	10,088
2011	$12.44063	$12.09782	9,958
2012	$12.09782	$14.55457	8,000
2013	$14.55457	$20.28890	7,960
2014	$20.28890	$25.48311	7,279
2015	$25.48311	$27.02792	7,254
2016	$27.02792	$23.57738	7,231
2017	$23.57738	$26.75068	7,209
2018	$26.75068	$26.16396	7,187
Putnam VT Global Utilities Fund - Class IB
2009	$10.49609	$11.08799	1,516
2010	$11.08799	$11.11066	952
2011	$11.11066	$10.34213	801
2012	$10.34213	$10.68907	758
2013	$10.68907	$11.97125	716
2014	$11.97125	$13.49724	126
2015	$13.49724	$11.96434	36
2016	$11.96434	$12.00616	0
2017	$12.00616	$14.43381	0
2018	$14.43381	$14.13486	0
Putnam VT Government Money Market Fund - Class IB
2009	$11.49792	$11.33746	7,244
2010	$11.33746	$11.16024	3,780
2011	$11.16024	$10.98339	3,448
2012	$10.98339	$10.80827	27,142
2013	$10.80827	$10.63640	2,263
2014	$10.63640	$10.46726	1,874
2015	$10.46726	$10.30082	1,830
2016	$10.30082	$10.13753	1,687
2017	$10.13753	$10.00014	1,597
2018	$10.00014	$9.95535	260
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.91070	$4.03426	779
2010	$4.03426	$4.65711	745
2011	$4.65711	$4.39371	35,783
2012	$4.39371	$5.08265	35,990
2013	$5.08265	$6.80880	645
2014	$6.80880	$7.63216	612
2015	$7.63216	$7.58701	577
2016	$7.58701	$7.95229	14,059
2017	$7.95229	$10.24379	11,998
2018	$10.24379	$10.31885	9,158

A-13

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.84406	$14.54779	6,980
2010	$14.54779	$16.32523	6,004
2011	$16.32523	$16.34651	15,222
2012	$16.34651	$18.65934	3,870
2013	$18.65934	$19.80306	17,322
2014	$19.80306	$19.78990	2,452
2015	$19.78990	$18.43099	2,222
2016	$18.43099	$20.95691	1,691
2017	$20.95691	$22.06194	1,501
2018	$22.06194	$20.82427	1,322
Putnam VT Income Fund - Class IB
2009	$9.83713	$14.19601	101,265
2010	$14.19601	$15.34767	92,210
2011	$15.34767	$15.85799	45,685
2012	$15.85799	$17.28003	28,656
2013	$17.28003	$17.32178	26,990
2014	$17.32178	$18.14509	24,405
2015	$18.14509	$17.59431	23,246
2016	$17.59431	$17.65972	18,182
2017	$17.65972	$18.35023	15,843
2018	$18.35023	$18.09131	13,882
Putnam VT International Equity Fund - Class IB
2009	$9.63175	$11.81232	19,734
2010	$11.81232	$12.78884	18,177
2011	$12.78884	$10.45339	15,299
2012	$10.45339	$12.54003	13,117
2013	$12.54003	$15.80327	11,194
2014	$15.80327	$14.49643	10,669
2015	$14.49643	$14.28446	10,460
2016	$14.28446	$13.71167	6,543
2017	$13.71167	$17.07944	5,891
2018	$17.07944	$13.59257	4,824
Putnam VT International Growth Fund - Class IB
2009	$8.73920	$11.89842	299
2010	$11.89842	$13.13713	262
2011	$13.13713	$10.61332	14,287
2012	$10.61332	$12.63700	149
2013	$12.63700	$15.21636	110
2014	$15.21636	$14.05261	71
2015	$14.05261	$13.98241	71
2016	$13.98241	$12.83504	0
2017	$12.83504	$17.05589	0
2018	$17.05589	$13.65337	0
Putnam VT International Value Fund - Class IB
2009	$9.22191	$11.45089	7,411
2010	$11.45089	$12.07049	6,727
2011	$12.07049	$10.24072	3,032
2012	$10.24072	$12.26346	2,959
2013	$12.26346	$14.74774	2,895
2014	$14.74774	$13.13483	2,825
2015	$13.13483	$12.66609	2,754
2016	$12.66609	$12.60184	2,654
2017	$12.60184	$15.46325	2,593
2018	$15.46325	$12.53440	2,180

A-14

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$7.38169	$8.78878	14,267
2010	$8.78878	$9.09441	12,830
2011	$9.09441	$9.55743	9,096
2012	$9.55743	$9.57854	6,847
2013	$9.57854	$9.38017	6,139
2014	$9.38017	$9.62823	4,782
2015	$9.62823	$9.41218	4,542
2016	$9.41218	$9.28090	3,393
2017	$9.28090	$9.31181	3,382
2018	$9.31181	$9.07917	3,334
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$5.01373	$6.45421	43,760
2010	$6.45421	$7.23503	33,952
2011	$7.23503	$7.12256	26,408
2012	$7.12256	$8.18784	19,008
2013	$8.18784	$10.88684	16,458
2014	$10.88684	$12.20313	10,987
2015	$12.20313	$11.74643	9,585
2016	$11.74643	$12.95207	8,628
2017	$12.95207	$15.65877	7,564
2018	$15.65877	$14.23067	7,354
Putnam VT Research Fund - Class IB
2009	$6.07350	$7.95967	20,642
2010	$7.95967	$9.11508	19,319
2011	$9.11508	$8.81281	14,751
2012	$8.81281	$10.22529	13,808
2013	$10.22529	$13.41858	12,033
2014	$13.41858	$15.16606	10,760
2015	$15.16606	$14.69281	12,380
2016	$14.69281	$15.91582	11,317
2017	$15.91582	$19.31835	7,598
2018	$19.31835	$18.11209	5,948
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.46054	$14.98897	616
2010	$14.98897	$19.10581	0
2011	$19.10581	$17.65258	13,760
2012	$17.65258	$19.86514	13,657
2013	$19.86514	$26.21297	7,772
2014	$26.21297	$27.61172	0
2015	$27.61172	$25.10212	0
2016	$25.10212	$28.53556	0
2017	$28.53556	$30.30683	0
2018	$30.30683	$25.69205	0

A-15

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$13.49733	$17.46930	10,096
2010	$17.46930	$21.65665	9,644
2011	$21.65665	$20.30355	14,439
2012	$20.30355	$23.47162	23,697
2013	$23.47162	$32.24416	12,743
2014	$32.24416	$32.81779	2,708
2015	$32.81779	$30.92375	2,517
2016	$30.92375	$38.79677	2,018
2017	$38.79677	$41.18299	1,863
2018	$41.18299	$32.44542	1,670
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$10.23029	$13.99261	2,571
2010	$13.99261	$17.08176	2,571
2011	$17.08176	$15.94826	2,571
2012	$15.94826	$18.24361	12,380
2013	$18.24361	$25.50447	14,810
2014	$25.50447	$27.79554	2,494
2015	$27.79554	$26.16767	2,494
2016	$26.16767	$29.09497	2,450
2017	$29.09497	$31.69739	2,168
2018	$31.69739	$29.64593	2,108
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$5.51929	$7.17634	14,971
2010	$7.17634	$8.44266	24,497
2011	$8.44266	$7.88555	20,415
2012	$7.88555	$9.05952	14,427
2013	$9.05952	$12.16311	12,976
2014	$12.16311	$13.58301	11,195
2015	$13.58301	$13.32695	8,534
2016	$13.32695	$14.13579	6,903
2017	$14.13579	$17.97534	6,591
2018	$17.97534	$17.41611	6,212
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

A-16

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT
OPTION (AGE 65 OR YOUNGER)
Mortality & Expense = 1.60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.67678	$14.79322	46,397
2010	$14.79322	$16.40108	39,935
2011	$16.40108	$15.62806	32,904
2012	$15.62806	$17.14966	29,772
2013	$17.14966	$18.19377	28,555
2014	$18.19377	$17.96487	30,855
2015	$17.96487	$17.26354	27,076
2016	$17.26354	$17.90895	21,134
2017	$17.90895	$18.87945	20,393
2018	$18.87945	$18.39456	20,185
Putnam VT Equity Income Fund - Class IB
2009	$11.04703	$13.85419	66,940
2010	$13.85419	$15.35126	54,642
2011	$15.35126	$15.39641	46,420
2012	$15.39641	$18.07408	36,542
2013	$18.07408	$23.55016	29,463
2014	$23.55016	$26.10724	24,910
2015	$26.10724	$24.90784	27,769
2016	$24.90784	$27.85463	53,548
2017	$27.85463	$32.55754	102,620
2018	$32.55754	$29.31634	99,641
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.14134	$8.82788	70,560
2010	$8.82788	$9.62709	65,055
2011	$9.62709	$9.73575	60,755
2012	$9.73575	$10.78041	57,004
2013	$10.78041	$12.52745	50,149
2014	$12.52745	$13.64328	30,709
2015	$13.64328	$13.27323	28,706
2016	$13.27323	$14.10772	94,249
2017	$14.10772	$15.97773	92,787
2018	$15.97773	$15.22775	91,805
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.77658	$10.34621	27,190
2010	$10.34621	$11.67625	19,253
2011	$11.67625	$11.44176	13,232
2012	$11.44176	$12.85678	11,969
2013	$12.85678	$15.11722	10,906
2014	$15.11722	$16.27707	6,511
2015	$16.27707	$16.04433	6,357
2016	$16.04433	$16.84821	8,514
2017	$16.84821	$19.12315	7,880
2018	$19.12315	$17.45082	7,831

A-17

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$6.09654	$7.79713	46,562
2010	$7.79713	$8.42708	43,187
2011	$8.42708	$7.88185	32,602
2012	$7.88185	$9.32048	32,131
2013	$9.32048	$12.10422	29,143
2014	$12.10422	$12.08557	22,756
2015	$12.08557	$11.68923	27,568
2016	$11.68923	$11.62621	26,447
2017	$11.62621	$14.68829	26,726
2018	$14.68829	$12.65579	26,445
Putnam VT Global Health Care Fund - Class IB
2009	$9.92116	$12.30094	101,153
2010	$12.30094	$12.40284	98,832
2011	$12.40284	$12.06107	93,098
2012	$12.06107	$14.51036	89,313
2013	$14.51036	$20.22726	87,927
2014	$20.22726	$25.40568	86,721
2015	$25.40568	$26.94579	85,615
2016	$26.94579	$23.50575	13,634
2017	$23.50575	$26.67069	11,588
2018	$26.67069	$26.08743	11,949
Putnam VT Global Utilities Fund - Class IB
2009	$10.46419	$11.05430	36,504
2010	$11.05430	$11.07690	19,662
2011	$11.07690	$10.31070	15,570
2012	$10.31070	$10.65659	13,902
2013	$10.65659	$11.93489	11,747
2014	$11.93489	$13.45623	10,265
2015	$13.45623	$11.92799	12,163
2016	$11.92799	$11.96969	12,843
2017	$11.96969	$14.39067	9,416
2018	$14.39067	$14.09352	9,507
Putnam VT Government Money Market Fund - Class IB
2009	$11.46293	$11.30297	52,384
2010	$11.30297	$11.12629	29,386
2011	$11.12629	$10.94998	29,963
2012	$10.94998	$10.77539	53,914
2013	$10.77539	$10.60404	25,763
2014	$10.60404	$10.43542	11,980
2015	$10.43542	$10.26948	11,783
2016	$10.26948	$10.10669	9,210
2017	$10.10669	$9.97019	4,487
2018	$9.97019	$9.92618	4,259
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.90519	$4.02661	80,445
2010	$4.02661	$4.64828	75,563
2011	$4.64828	$4.38538	84,882
2012	$4.38538	$5.07302	69,779
2013	$5.07302	$6.79590	67,475
2014	$6.79590	$7.61769	54,751
2015	$7.61769	$7.57263	49,141
2016	$7.57263	$7.93722	182,789
2017	$7.93722	$10.22486	162,921
2018	$10.22486	$10.30046	160,157

A-18

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.81416	$14.50362	35,105
2010	$14.50362	$16.27566	35,691
2011	$16.27566	$16.29688	31,417
2012	$16.29688	$18.60267	27,826
2013	$18.60267	$19.74291	20,993
2014	$19.74291	$19.72980	19,173
2015	$19.72980	$18.37501	16,883
2016	$18.37501	$20.89327	15,957
2017	$20.89327	$21.99601	12,106
2018	$21.99601	$20.76339	12,075
Putnam VT Income Fund - Class IB
2009	$9.80722	$14.15284	100,166
2010	$14.15284	$15.30101	92,228
2011	$15.30101	$15.80979	75,825
2012	$15.80979	$17.22751	68,441
2013	$17.22751	$17.26913	66,983
2014	$17.26913	$18.08995	63,805
2015	$18.08995	$17.54084	63,050
2016	$17.54084	$17.60603	48,524
2017	$17.60603	$18.29532	43,536
2018	$18.29532	$18.03835	43,421
Putnam VT International Equity Fund - Class IB
2009	$9.60249	$11.77642	154,380
2010	$11.77642	$12.74998	133,159
2011	$12.74998	$10.42163	123,316
2012	$10.42163	$12.50192	109,580
2013	$12.50192	$15.75524	94,389
2014	$15.75524	$14.45237	87,152
2015	$14.45237	$14.24104	81,546
2016	$14.24104	$13.66998	80,301
2017	$13.66998	$17.02833	73,638
2018	$17.02833	$13.55279	71,334
Putnam VT International Growth Fund - Class IB
2009	$8.71264	$11.86225	31,588
2010	$11.86225	$13.09720	26,699
2011	$13.09720	$10.58106	28,070
2012	$10.58106	$12.59858	20,010
2013	$12.59858	$15.17011	18,883
2014	$15.17011	$14.00989	17,158
2015	$14.00989	$13.93990	16,247
2016	$13.93990	$12.79601	16,535
2017	$12.79601	$17.00485	13,684
2018	$17.00485	$13.61340	12,884
Putnam VT International Value Fund - Class IB
2009	$9.19389	$11.41610	39,713
2010	$11.41610	$12.03382	29,397
2011	$12.03382	$10.20960	26,069
2012	$10.20960	$12.22620	19,533
2013	$12.22620	$14.70295	18,331
2014	$14.70295	$13.09492	16,566
2015	$13.09492	$12.62761	15,961
2016	$12.62761	$12.56355	14,070
2017	$12.56355	$15.41702	12,784
2018	$15.41702	$12.49775	13,007

A-19

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$7.36771	$8.77212	149,247
2010	$8.77212	$9.07717	130,286
2011	$9.07717	$9.53931	77,444
2012	$9.53931	$9.56038	72,969
2013	$9.56038	$9.36238	69,747
2014	$9.36238	$9.60998	52,404
2015	$9.60998	$9.39434	52,089
2016	$9.39434	$9.26330	52,591
2017	$9.26330	$9.29460	48,086
2018	$9.29460	$9.06297	42,017
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$4.99846	$6.43456	160,752
2010	$6.43456	$7.21300	129,124
2011	$7.21300	$7.10087	118,241
2012	$7.10087	$8.16290	112,391
2013	$8.16290	$10.85367	94,718
2014	$10.85367	$12.16595	87,277
2015	$12.16595	$11.71064	85,292
2016	$11.71064	$12.91261	78,083
2017	$12.91261	$15.61181	73,120
2018	$15.61181	$14.18892	72,133
Putnam VT Research Fund - Class IB
2009	$6.05503	$7.93546	86,246
2010	$7.93546	$9.08736	62,943
2011	$9.08736	$8.78601	51,486
2012	$8.78601	$10.19419	46,330
2013	$10.19419	$13.37776	31,762
2014	$13.37776	$15.11991	27,592
2015	$15.11991	$14.64810	27,625
2016	$14.64810	$15.86740	23,258
2017	$15.86740	$19.26052	21,050
2018	$19.26052	$18.05904	18,276
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.46054	$14.98897	11,444
2010	$14.98897	$19.10581	13,268
2011	$19.10581	$17.65258	16,205
2012	$17.65258	$19.86514	12,783
2013	$19.86514	$26.21297	10,832
2014	$26.21297	$27.61172	8,744
2015	$27.61172	$25.10212	7,891
2016	$25.10212	$28.53556	6,358
2017	$28.53556	$30.30830	5,574
2018	$30.30830	$25.69498	5,519

A-20

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$13.45632	$17.41621	35,897
2010	$17.41621	$21.59082	29,873
2011	$21.59082	$20.24183	27,811
2012	$20.24183	$23.40026	21,714
2013	$23.40026	$32.14613	19,424
2014	$32.14613	$32.71804	18,628
2015	$32.71804	$30.82976	16,134
2016	$30.82976	$38.67886	15,009
2017	$38.67886	$41.05980	13,776
2018	$41.05980	$32.35048	13,869
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$10.23029	$13.99261	12,679
2010	$13.99261	$17.08176	10,281
2011	$17.08176	$15.94826	4,978
2012	$15.94826	$18.24361	2,726
2013	$18.24361	$25.50447	2,003
2014	$25.50447	$27.79554	2,088
2015	$27.79554	$26.16767	1,890
2016	$26.16767	$29.09497	3,410
2017	$29.09497	$31.69893	3,589
2018	$31.69893	$29.64931	3,522
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$5.50249	$7.15449	150,381
2010	$7.15449	$8.41696	200,077
2011	$8.41696	$7.86155	170,750
2012	$7.86155	$9.03195	148,490
2013	$9.03195	$12.12611	142,352
2014	$12.12611	$13.54169	125,774
2015	$13.54169	$13.28641	123,674
2016	$13.28641	$14.09278	116,401
2017	$14.09278	$17.92152	111,403
2018	$17.92152	$17.36510	109,791
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

A-21

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED BENEFICIARY PROTECTION OPTION
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.60522	$14.66148	169,647
2010	$14.66148	$16.23026	141,778
2011	$16.23026	$15.44177	110,500
2012	$15.44177	$16.91934	92,001
2013	$16.91934	$17.92209	89,964
2014	$17.92209	$17.66963	80,009
2015	$17.66963	$16.95394	52,713
2016	$16.95394	$17.56103	49,655
2017	$17.56103	$18.48398	44,949
2018	$18.48398	$17.98091	39,646
Putnam VT Equity Income Fund - Class IB
2009	$10.95191	$13.71396	225,031
2010	$13.71396	$15.17272	194,674
2011	$15.17272	$15.19419	153,800
2012	$15.19419	$17.80945	130,573
2013	$17.80945	$23.16999	115,400
2014	$23.16999	$25.64665	108,084
2015	$25.64665	$24.43110	92,013
2016	$24.43110	$27.27995	85,057
2017	$27.27995	$31.83643	164,213
2018	$31.83643	$28.62190	137,180
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.06662	$9.95647	276,864
2010	$9.95647	$10.84132	240,786
2011	$10.84132	$10.94700	202,109
2012	$10.94700	$12.10311	172,636
2013	$12.10311	$14.04307	158,533
2014	$14.04307	$15.27058	141,411
2015	$15.27058	$14.83372	122,440
2016	$14.83372	$15.74236	113,360
2017	$15.74236	$17.80141	95,516
2018	$17.80141	$16.93913	74,659
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.41493	$9.85003	62,727
2010	$9.85003	$11.09935	47,004
2011	$11.09935	$10.85990	32,515
2012	$10.85990	$12.18432	31,007
2013	$12.18432	$14.30469	30,220
2014	$14.30469	$15.37871	29,927
2015	$15.37871	$15.13571	21,864
2016	$15.13571	$15.86992	18,981
2017	$15.86992	$17.98486	22,810
2018	$17.98486	$16.38623	20,196

A-22

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$3.93522	$5.02525	277,231
2010	$5.02525	$5.42298	215,321
2011	$5.42298	$5.06439	133,710
2012	$5.06439	$5.97961	125,191
2013	$5.97961	$7.75370	109,244
2014	$7.75370	$7.72996	103,227
2015	$7.72996	$7.46505	89,754
2016	$7.46505	$7.41351	88,339
2017	$7.41351	$9.35154	81,173
2018	$9.35154	$8.04483	64,126
Putnam VT Global Health Care Fund - Class IB
2009	$8.10671	$10.03595	178,152
2010	$10.03595	$10.10366	132,651
2011	$10.10366	$9.81030	106,321
2012	$9.81030	$11.78450	86,905
2013	$11.78450	$16.40242	66,799
2014	$16.40242	$20.57026	59,332
2015	$20.57026	$21.78399	54,716
2016	$21.78399	$18.97402	45,813
2017	$18.97402	$21.49543	40,045
2018	$21.49543	$20.99224	36,430
Putnam VT Global Utilities Fund - Class IB
2009	$10.62016	$11.20195	72,255
2010	$11.20195	$11.20776	62,096
2011	$11.20776	$10.41663	42,838
2012	$10.41663	$10.74962	36,394
2013	$10.74962	$12.02073	33,658
2014	$12.02073	$13.53236	31,681
2015	$13.53236	$11.97718	29,288
2016	$11.97718	$12.00079	25,465
2017	$12.00079	$14.40569	23,682
2018	$14.40569	$14.08603	23,070
Putnam VT Government Money Market Fund - Class IB
2009	$10.98037	$10.81063	121,303
2010	$10.81063	$10.62542	65,237
2011	$10.62542	$10.44115	51,356
2012	$10.44115	$10.25897	43,936
2013	$10.25897	$10.08045	42,648
2014	$10.08045	$9.90503	33,254
2015	$9.90503	$9.73266	43,422
2016	$9.73266	$9.56382	41,575
2017	$9.56382	$9.42003	39,943
2018	$9.42003	$9.36369	37,621
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.89508	$4.00649	189,102
2010	$4.00649	$4.61803	137,154
2011	$4.61803	$4.35021	130,164
2012	$4.35021	$5.02464	119,882
2013	$5.02464	$6.72083	118,812
2014	$6.72083	$7.52206	82,362
2015	$7.52206	$7.46616	75,707
2016	$7.46616	$7.81373	311,659
2017	$7.81373	$10.05020	296,415
2018	$10.05020	$10.10856	272,194

A-23

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.66607	$14.26300	112,932
2010	$14.26300	$15.98127	98,864
2011	$15.98127	$15.97778	73,736
2012	$15.97778	$18.21057	54,987
2013	$18.21057	$19.29734	50,222
2014	$19.29734	$19.25511	41,695
2015	$19.25511	$17.90558	36,941
2016	$17.90558	$20.32856	32,189
2017	$20.32856	$21.36832	28,541
2018	$21.36832	$20.13915	26,518
Putnam VT Income Fund - Class IB
2009	$9.87230	$14.22508	254,330
2010	$14.22508	$15.35567	225,500
2011	$15.35567	$15.84213	123,333
2012	$15.84213	$17.23637	107,638
2013	$17.23637	$17.25167	89,807
2014	$17.25167	$18.04411	84,462
2015	$18.04411	$17.46972	58,590
2016	$17.46972	$17.50801	51,096
2017	$17.50801	$18.16527	46,485
2018	$18.16527	$17.88195	40,875
Putnam VT International Equity Fund - Class IB
2009	$6.47198	$7.92508	377,726
2010	$7.92508	$8.56717	296,170
2011	$8.56717	$6.99200	244,401
2012	$6.99200	$8.37488	213,095
2013	$8.37488	$10.53817	188,268
2014	$10.53817	$9.65198	182,525
2015	$9.65198	$9.49635	159,905
2016	$9.49635	$9.10169	156,802
2017	$9.10169	$11.32017	140,765
2018	$11.32017	$8.99548	137,729
Putnam VT International Growth Fund - Class IB
2009	$4.43264	$6.02583	293,574
2010	$6.02583	$6.64303	148,441
2011	$6.64303	$5.35865	112,409
2012	$5.35865	$6.37065	106,363
2013	$6.37065	$7.65928	89,455
2014	$7.65928	$7.06270	77,170
2015	$7.06270	$7.01670	75,474
2016	$7.01670	$6.43113	56,101
2017	$6.43113	$8.53321	50,403
2018	$8.53321	$6.82059	45,822
Putnam VT International Value Fund - Class IB
2009	$8.64445	$10.71748	157,444
2010	$10.71748	$11.28019	136,964
2011	$11.28019	$9.55564	107,281
2012	$9.55564	$11.42559	94,113
2013	$11.42559	$13.71922	92,183
2014	$13.71922	$12.20014	87,021
2015	$12.20014	$11.74681	80,448
2016	$11.74681	$11.66946	80,432
2017	$11.66946	$14.29766	63,536
2018	$14.29766	$11.57208	55,969

A-24

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$12.98840	$15.44067	142,609
2010	$15.44067	$15.95328	119,089
2011	$15.95328	$16.74003	88,178
2012	$16.74003	$16.75136	82,156
2013	$16.75136	$16.37943	58,117
2014	$16.37943	$16.78696	53,802
2015	$16.78696	$16.38525	46,266
2016	$16.38525	$16.13215	42,729
2017	$16.13215	$16.16157	32,695
2018	$16.16157	$15.73401	28,540
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$4.34244	$5.58155	369,611
2010	$5.58155	$6.24727	292,140
2011	$6.24727	$6.14079	278,556
2012	$6.14079	$7.04845	208,878
2013	$7.04845	$9.35758	169,057
2014	$9.35758	$10.47298	155,389
2015	$10.47298	$10.06566	127,427
2016	$10.06566	$11.08193	117,202
2017	$11.08193	$13.37770	103,850
2018	$13.37770	$12.13929	94,416
Putnam VT Research Fund - Class IB
2009	$5.50306	$7.20109	208,886
2010	$7.20109	$8.23383	185,021
2011	$8.23383	$7.94866	144,645
2012	$7.94866	$9.20856	125,735
2013	$9.20856	$12.06591	100,173
2014	$12.06591	$13.61644	92,438
2015	$13.61644	$13.17143	85,512
2016	$13.17143	$14.24612	80,607
2017	$14.24612	$17.26575	76,485
2018	$17.26575	$16.16322	66,608
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.37046	$14.83723	6,298
2010	$14.83723	$18.88361	7,442
2011	$18.88361	$17.42071	9,254
2012	$17.42071	$19.57425	6,873
2013	$19.57425	$25.78980	6,826
2014	$25.78980	$27.12455	6,730
2015	$27.12455	$24.62163	5,744
2016	$24.62163	$27.94681	3,136
2017	$27.94681	$29.63697	3,035
2018	$29.63697	$25.08625	2,485

A-25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$12.60177	$16.28533	129,467
2010	$16.28533	$20.15813	110,679
2011	$20.15813	$18.86989	80,289
2012	$18.86989	$21.78093	61,956
2013	$21.78093	$29.87601	48,832
2014	$29.87601	$30.36115	43,248
2015	$30.36115	$28.56525	39,430
2016	$28.56525	$35.78337	34,627
2017	$35.78337	$37.92721	28,848
2018	$37.92721	$29.83527	26,115
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$10.14218	$13.85096	35,920
2010	$13.85096	$16.88309	29,809
2011	$16.88309	$15.73879	23,661
2012	$15.73879	$17.97649	18,263
2013	$17.97649	$25.09276	16,237
2014	$25.09276	$27.30515	14,957
2015	$27.30515	$25.66679	11,850
2016	$25.66679	$28.49469	9,528
2017	$28.49469	$30.99682	8,215
2018	$30.99682	$28.94693	5,428
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$3.23517	$4.20006	483,267
2010	$4.20006	$4.93367	776,498
2011	$4.93367	$4.60110	596,556
2012	$4.60110	$5.27802	521,238
2013	$5.27802	$7.07536	431,474
2014	$7.07536	$7.88930	387,230
2015	$7.88930	$7.72876	359,313
2016	$7.72876	$8.18537	335,562
2017	$8.18537	$10.39305	300,161
2018	$10.39305	$10.05452	279,928
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

A-26

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)
Mortality & Expense = 1.80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.58513	$14.62339	25,610
2010	$14.62339	$16.17985	24,844
2011	$16.17985	$15.38601	14,267
2012	$15.38601	$16.84964	15,068
2013	$16.84964	$17.83918	14,844
2014	$17.83918	$17.57894	13,694
2015	$17.57894	$16.85834	2,923
2016	$16.85834	$17.45316	917
2017	$17.45316	$18.36123	832
2018	$18.36123	$17.85250	786
Putnam VT Equity Income Fund - Class IB
2009	$10.92036	$13.66750	9,820
2010	$13.66750	$15.11363	8,402
2011	$15.11363	$15.12734	8,200
2012	$15.12734	$17.72204	12,538
2013	$17.72204	$23.04455	12,113
2014	$23.04455	$25.49482	11,462
2015	$25.49482	$24.27410	11,084
2016	$24.27410	$27.09090	10,784
2017	$27.09090	$31.59996	16,806
2018	$31.59996	$28.39500	11,175
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.04972	$9.93058	10,313
2010	$9.93058	$10.80762	10,301
2011	$10.80762	$10.90744	7,294
2012	$10.90744	$12.05321	14,488
2013	$12.05321	$13.97807	13,734
2014	$13.97807	$15.19216	13,114
2015	$15.19216	$14.75005	12,723
2016	$14.75005	$15.64562	12,944
2017	$15.64562	$17.68316	12,534
2018	$17.68316	$16.81812	5,717
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.39939	$9.82440	16,653
2010	$9.82440	$11.06485	16,647
2011	$11.06485	$10.82064	16,641
2012	$10.82064	$12.13408	16,551
2013	$12.13408	$14.23847	16,383
2014	$14.23847	$15.29974	16,222
2015	$15.29974	$15.05033	16,070
2016	$15.05033	$15.77238	15,924
2017	$15.77238	$17.86535	15,759
2018	$17.86535	$16.26915	3,970

A-27

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$3.92700	$5.01220	7,915
2010	$5.01220	$5.40614	7,493
2011	$5.40614	$5.04611	4,546
2012	$5.04611	$5.95500	4,204
2013	$5.95500	$7.71786	3,004
2014	$7.71786	$7.69031	2,658
2015	$7.69031	$7.42298	2,658
2016	$7.42298	$7.36800	0
2017	$7.36800	$9.28948	0
2018	$9.28948	$7.98742	0
Putnam VT Global Health Care Fund - Class IB
2009	$8.08979	$10.00990	8,264
2010	$10.00990	$10.07230	6,252
2011	$10.07230	$9.77488	5,215
2012	$9.77488	$11.73595	5,115
2013	$11.73595	$16.32656	3,138
2014	$16.32656	$20.46471	2,801
2015	$20.46471	$21.66117	2,799
2016	$21.66117	$18.85747	1,911
2017	$18.85747	$21.35268	1,887
2018	$21.35268	$20.84234	1,885
Putnam VT Global Utilities Fund - Class IB
2009	$10.59789	$11.17279	2,690
2010	$11.17279	$11.17289	2,605
2011	$11.17289	$10.37896	2,525
2012	$10.37896	$10.70528	2,049
2013	$10.70528	$11.96506	2,008
2014	$11.96506	$13.46284	1,968
2015	$13.46284	$11.90958	1,927
2016	$11.90958	$11.92701	2,621
2017	$11.92701	$14.30995	2,524
2018	$14.30995	$13.98538	2,438
Putnam VT Government Money Market Fund - Class IB
2009	$10.95742	$10.78255	37,293
2010	$10.78255	$10.59243	37,148
2011	$10.59243	$10.40345	23,757
2012	$10.40345	$10.21671	22,607
2013	$10.21671	$10.03381	22,513
2014	$10.03381	$9.85419	22,415
2015	$9.85419	$9.67779	0
2016	$9.67779	$9.50508	0
2017	$9.50508	$9.35749	0
2018	$9.35749	$9.29684	0
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.88905	$3.99611	8,527
2010	$3.99611	$4.60371	8,126
2011	$4.60371	$4.33452	355
2012	$4.33452	$5.00396	83
2013	$5.00396	$6.68977	0
2014	$6.68977	$7.48349	0
2015	$7.48349	$7.42410	0
2016	$7.42410	$7.76578	31,817
2017	$7.76578	$9.98352	31,370
2018	$9.98352	$10.03644	30,777

A-28

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.64589	$14.22599	3,517
2010	$14.22599	$15.93168	3,254
2011	$15.93168	$15.92011	2,477
2012	$15.92011	$18.13559	2,850
2013	$18.13559	$19.20810	2,598
2014	$19.20810	$19.15631	1,063
2015	$19.15631	$17.80463	902
2016	$17.80463	$20.20371	818
2017	$20.20371	$21.22645	735
2018	$21.22645	$19.99536	679
Putnam VT Income Fund - Class IB
2009	$9.85165	$14.18811	5,354
2010	$14.18811	$15.30797	4,990
2011	$15.30797	$15.78492	2,106
2012	$15.78492	$17.16537	2,042
2013	$17.16537	$17.17186	2,141
2014	$17.17186	$17.95151	635
2015	$17.95151	$17.37122	631
2016	$17.37122	$17.40046	627
2017	$17.40046	$18.04464	586
2018	$18.04464	$17.75424	582
Putnam VT International Equity Fund - Class IB
2009	$6.45843	$7.90447	14,413
2010	$7.90447	$8.54057	14,254
2011	$8.54057	$6.96674	11,044
2012	$6.96674	$8.34037	9,132
2013	$8.34037	$10.48940	8,192
2014	$10.48940	$9.60243	4,528
2015	$9.60243	$9.44279	4,522
2016	$9.44279	$9.04576	1,206
2017	$9.04576	$11.24497	1,201
2018	$11.24497	$8.93122	1,197
Putnam VT International Growth Fund - Class IB
2009	$4.42337	$6.01018	1,021
2010	$6.01018	$6.62241	1,017
2011	$6.62241	$5.33929	1,013
2012	$5.33929	$6.34440	1,009
2013	$6.34440	$7.62385	1,006
2014	$7.62385	$7.02645	1,003
2015	$7.02645	$6.97713	1,000
2016	$6.97713	$6.39161	997
2017	$6.39161	$8.47653	994
2018	$8.47653	$6.77187	0
Putnam VT International Value Fund - Class IB
2009	$8.62635	$10.68961	5,176
2010	$10.68961	$11.24514	5,153
2011	$11.24514	$9.52111	5,134
2012	$9.52111	$11.37851	5,113
2013	$11.37851	$13.65573	5,093
2014	$13.65573	$12.13751	5,076
2015	$12.13751	$11.68057	5,059
2016	$11.68057	$11.59776	5,037
2017	$11.59776	$14.20270	5,020
2018	$14.20270	$11.48943	5,003

A-29

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$12.96126	$15.40057	4,123
2010	$15.40057	$15.90376	4,146
2011	$15.90376	$16.67960	3,132
2012	$16.67960	$16.68237	3,346
2013	$16.68237	$16.30368	3,797
2014	$16.30368	$16.70081	2,331
2015	$16.70081	$16.29288	2,395
2016	$16.29288	$16.03307	475
2017	$16.03307	$16.05425	428
2018	$16.05425	$15.62167	426
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$4.33336	$5.56703	21,334
2010	$5.56703	$6.22785	20,842
2011	$6.22785	$6.11859	17,022
2012	$6.11859	$7.01939	15,769
2013	$7.01939	$9.31427	14,210
2014	$9.31427	$10.41922	7,746
2015	$10.41922	$10.00888	7,744
2016	$10.00888	$11.01382	6,361
2017	$11.01382	$13.28881	6,359
2018	$13.28881	$12.05255	6,357
Putnam VT Research Fund - Class IB
2009	$5.49156	$7.18239	9,613
2010	$7.18239	$8.20827	9,484
2011	$8.20827	$7.91997	5,476
2012	$7.91997	$9.17064	5,295
2013	$9.17064	$12.01012	4,692
2014	$12.01012	$13.54658	4,506
2015	$13.54658	$13.09718	4,477
2016	$13.09718	$14.15862	935
2017	$14.15862	$17.15110	932
2018	$17.15110	$16.04781	929
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.34058	$14.78698	0
2010	$14.78698	$18.81010	0
2011	$18.81010	$17.34407	0
2012	$17.34407	$19.47820	0
2013	$19.47820	$25.65020	0
2014	$25.65020	$26.96400	0
2015	$26.96400	$24.46343	0
2016	$24.46343	$27.75316	402
2017	$27.75316	$29.41685	402
2018	$29.41685	$24.88737	402

A-30

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$12.57541	$16.24298	11,691
2010	$16.24298	$20.09550	9,401
2011	$20.09550	$18.80170	6,721
2012	$18.80170	$21.69116	6,246
2013	$21.69116	$29.73775	5,428
2014	$29.73775	$30.20526	4,909
2015	$30.20526	$28.40413	4,753
2016	$28.40413	$35.56348	3,618
2017	$35.56348	$37.67523	3,537
2018	$37.67523	$29.62211	3,480
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$10.11295	$13.80400	944
2010	$13.80400	$16.81730	744
2011	$16.81730	$15.66950	682
2012	$15.66950	$17.88821	0
2013	$17.88821	$24.95684	0
2014	$24.95684	$27.14343	0
2015	$27.14343	$25.50180	0
2016	$25.50180	$28.29715	0
2017	$28.29715	$30.76650	0
2018	$30.76650	$28.71737	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$3.22843	$4.18916	31,816
2010	$4.18916	$4.91836	46,285
2011	$4.91836	$4.58449	39,509
2012	$4.58449	$5.25628	38,700
2013	$5.25628	$7.04264	36,490
2014	$7.04264	$7.84881	29,575
2015	$7.84881	$7.68519	29,448
2016	$7.68519	$8.13510	24,611
2017	$8.13510	$10.32406	24,573
2018	$10.32406	$9.98274	22,704
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

A-31

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)
Mortality & Expense = 1.95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.47346	$14.43099	6,642
2010	$14.43099	$15.94261	6,482
2011	$15.94261	$15.13730	6,332
2012	$15.13730	$16.55189	6,189
2013	$16.55189	$17.49719	6,061
2014	$17.49719	$17.21560	5,943
2015	$17.21560	$16.48467	5,826
2016	$16.48467	$17.04031	5,706
2017	$17.04031	$17.89917	5,600
2018	$17.89917	$17.37596	5,501
Putnam VT Equity Income Fund - Class IB
2009	$10.82611	$13.52884	2,840
2010	$13.52884	$14.93748	2,260
2011	$14.93748	$14.92822	2,151
2012	$14.92822	$17.46200	2,885
2013	$17.46200	$22.67176	1,164
2014	$22.67176	$25.04408	1,081
2015	$25.04408	$23.80852	999
2016	$23.80852	$26.53083	915
2017	$26.53083	$30.89883	5,966
2018	$30.89883	$27.72139	5,839
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.95589	$9.79985	15,063
2010	$9.79985	$10.64908	14,266
2011	$10.64908	$10.73105	13,508
2012	$10.73105	$11.84015	0
2013	$11.84015	$13.71002	0
2014	$13.71002	$14.87807	0
2015	$14.87807	$14.42302	0
2016	$14.42302	$15.27543	0
2017	$15.27543	$17.23807	0
2018	$17.23807	$16.36909	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.31317	$9.69509	1,366
2010	$9.69509	$10.90253	1,357
2011	$10.90253	$10.64567	1,349
2012	$10.64567	$11.91961	1,341
2013	$11.91961	$13.96545	0
2014	$13.96545	$14.98346	0
2015	$14.98346	$14.71668	0
2016	$14.71668	$15.39923	0
2017	$15.39923	$17.41572	0
2018	$17.41572	$15.83479	0

A-32

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$3.88121	$4.94619	3,181
2010	$4.94619	$5.32681	3,009
2011	$5.32681	$4.96446	2,850
2012	$4.96446	$5.84967	2,698
2013	$5.84967	$7.56979	1,448
2014	$7.56979	$7.53124	1,336
2015	$7.53124	$7.25834	1,226
2016	$7.25834	$7.19360	1,113
2017	$7.19360	$9.05559	1,014
2018	$9.05559	$7.77407	923
Putnam VT Global Health Care Fund - Class IB
2009	$7.99546	$9.87809	5,075
2010	$9.87809	$9.92450	5,075
2011	$9.92450	$9.61676	5,075
2012	$9.61676	$11.52845	0
2013	$11.52845	$16.01342	0
2014	$16.01342	$20.04157	0
2015	$20.04157	$21.18090	0
2016	$21.18090	$18.41126	0
2017	$18.41126	$20.81519	0
2018	$20.81519	$20.28580	0
Putnam VT Global Utilities Fund - Class IB
2009	$10.47441	$11.02572	6,194
2010	$11.02572	$11.00899	6,187
2011	$11.00899	$10.21111	6,180
2012	$10.21111	$10.51602	1,114
2013	$10.51602	$11.73557	0
2014	$11.73557	$13.18446	0
2015	$13.18446	$11.64550	0
2016	$11.64550	$11.64478	0
2017	$11.64478	$13.94974	0
2018	$13.94974	$13.61194	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.82974	$10.64063	0
2010	$10.64063	$10.43704	0
2011	$10.43704	$10.23523	0
2012	$10.23523	$10.03610	0
2013	$10.03610	$9.84139	0
2014	$9.84139	$9.65045	0
2015	$9.65045	$9.46321	0
2016	$9.46321	$9.28017	0
2017	$9.28017	$9.12192	0
2018	$9.12192	$9.04859	0
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.85535	$3.94346	7,896
2010	$3.94346	$4.53612	7,883
2011	$4.53612	$4.26436	7,872
2012	$4.26436	$4.91544	7,860
2013	$4.91544	$6.56140	5,863
2014	$6.56140	$7.32868	5,863
2015	$7.32868	$7.25941	5,863
2016	$7.25941	$7.58194	6,608
2017	$7.58194	$9.73211	6,558
2018	$9.73211	$9.76834	6,508

A-33

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.53347	$14.03876	591
2010	$14.03876	$15.69801	589
2011	$15.69801	$15.66272	2,274
2012	$15.66272	$17.81506	1,400
2013	$17.81506	$18.83980	0
2014	$18.83980	$18.76032	0
2015	$18.76032	$17.40994	0
2016	$17.40994	$19.72575	0
2017	$19.72575	$20.69223	0
2018	$20.69223	$19.46155	0
Putnam VT Income Fund - Class IB
2009	$9.73684	$14.00138	3,144
2010	$14.00138	$15.08345	1,976
2011	$15.08345	$15.52971	3,513
2012	$15.52971	$16.86198	1,770
2013	$16.86198	$16.84260	961
2014	$16.84260	$17.58041	886
2015	$17.58041	$16.98614	813
2016	$16.98614	$16.98882	738
2017	$16.98882	$17.59049	672
2018	$17.59049	$17.28027	612
Putnam VT International Equity Fund - Class IB
2009	$6.38313	$7.80036	4,271
2010	$7.80036	$8.41521	4,271
2011	$8.41521	$6.85400	4,271
2012	$6.85400	$8.19285	2,983
2013	$8.19285	$10.28815	2,983
2014	$10.28815	$9.40379	2,983
2015	$9.40379	$9.23333	2,983
2016	$9.23333	$8.83163	2,983
2017	$8.83163	$10.96181	2,983
2018	$10.96181	$8.69266	2,983
Putnam VT International Growth Fund - Class IB
2009	$4.37181	$5.93104	0
2010	$5.93104	$6.52523	0
2011	$6.52523	$5.25292	0
2012	$5.25292	$6.23222	0
2013	$6.23222	$7.47761	0
2014	$7.47761	$6.88113	0
2015	$6.88113	$6.82239	0
2016	$6.82239	$6.24034	0
2017	$6.24034	$8.26311	0
2018	$8.26311	$6.59099	0
Putnam VT International Value Fund - Class IB
2009	$8.52582	$10.54888	928
2010	$10.54888	$11.08017	928
2011	$11.08017	$9.36710	928
2012	$9.36710	$11.17732	0
2013	$11.17732	$13.39380	0
2014	$13.39380	$11.88650	0
2015	$11.88650	$11.42153	0
2016	$11.42153	$11.32326	0
2017	$11.32326	$13.84510	0
2018	$13.84510	$11.18255	0

A-34

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$12.81022	$15.19788	3,244
2010	$15.19788	$15.67047	3,040
2011	$15.67047	$16.40990	2,845
2012	$16.40990	$16.38748	0
2013	$16.38748	$15.99102	0
2014	$15.99102	$16.35554	0
2015	$16.35554	$15.93167	0
2016	$15.93167	$15.65373	0
2017	$15.65373	$15.65017	0
2018	$15.65017	$15.20459	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$4.28284	$5.49374	12,733
2010	$5.49374	$6.13648	12,722
2011	$6.13648	$6.01965	12,712
2012	$6.01965	$6.89531	3,814
2013	$6.89531	$9.13566	0
2014	$9.13566	$10.20380	0
2015	$10.20380	$9.78698	0
2016	$9.78698	$10.75324	0
2017	$10.75324	$12.95435	0
2018	$12.95435	$11.73077	0
Putnam VT Research Fund - Class IB
2009	$5.42753	$7.08779	7,538
2010	$7.08779	$8.08780	7,335
2011	$8.08780	$7.79183	7,144
2012	$7.79183	$9.00846	6,962
2013	$9.00846	$11.77971	5,502
2014	$11.77971	$13.26641	5,355
2015	$13.26641	$12.80671	5,210
2016	$12.80671	$13.82352	5,060
2017	$13.82352	$16.71929	4,929
2018	$16.71929	$15.61923	4,806
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.25135	$14.63699	0
2010	$14.63699	$18.59089	0
2011	$18.59089	$17.11580	0
2012	$17.11580	$19.19241	0
2013	$19.19241	$25.23529	0
2014	$25.23529	$26.48731	0
2015	$26.48731	$23.99422	0
2016	$23.99422	$27.17940	0
2017	$27.17940	$28.76412	0
2018	$28.76412	$24.29693	0

A-35

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$12.42881	$16.02909	1,631
2010	$16.02909	$19.80063	1,117
2011	$19.80063	$18.49756	1,116
2012	$18.49756	$21.30761	1,114
2013	$21.30761	$29.16734	749
2014	$29.16734	$29.58064	749
2015	$29.58064	$27.77424	749
2016	$27.77424	$34.72189	749
2017	$34.72189	$36.72676	749
2018	$36.72676	$28.83103	749
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$10.02570	$13.66400	0
2010	$13.66400	$16.62134	0
2011	$16.62134	$15.46328	0
2012	$15.46328	$17.62578	0
2013	$17.62578	$24.55319	0
2014	$24.55319	$26.66362	0
2015	$26.66362	$25.01272	0
2016	$25.01272	$27.71220	0
2017	$27.71220	$30.08390	0
2018	$30.08390	$28.03614	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$3.19076	$4.13397	6,040
2010	$4.13397	$4.84617	10,125
2011	$4.84617	$4.51032	9,807
2012	$4.51032	$5.16332	9,498
2013	$5.16332	$6.90752	2,940
2014	$6.90752	$7.68647	2,724
2015	$7.68647	$7.51474	2,511
2016	$7.51474	$7.94256	2,292
2017	$7.94256	$10.06412	2,100
2018	$10.06412	$9.71612	1,921
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%.

A-36

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT
OPTION (AGE 65 OR YOUNGER)
Mortality & Expense = 1.95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.45633	$14.40490	5,068
2010	$14.40490	$15.91378	3,935
2011	$15.91378	$15.10993	3,115
2012	$15.10993	$16.52196	6,019
2013	$16.52196	$17.46554	2,975
2014	$17.46554	$17.18447	2,881
2015	$17.18447	$16.45485	2,830
2016	$16.45485	$17.00949	2,694
2017	$17.00949	$17.86755	2,689
2018	$17.86755	$17.34625	2,613
Putnam VT Equity Income Fund - Class IB
2009	$10.82611	$13.52884	18,018
2010	$13.52884	$14.93748	16,270
2011	$14.93748	$14.92822	10,203
2012	$14.92822	$17.46200	7,432
2013	$17.46200	$22.67176	7,740
2014	$22.67176	$25.04408	5,743
2015	$25.04408	$23.80852	5,348
2016	$23.80852	$26.53083	4,865
2017	$26.53083	$30.90014	13,280
2018	$30.90014	$27.72416	11,784
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.94153	$9.78214	13,742
2010	$9.78214	$10.62983	12,728
2011	$10.62983	$10.71166	4,541
2012	$10.71166	$11.81875	3,932
2013	$11.81875	$13.68524	3,905
2014	$13.68524	$14.85118	1,971
2015	$14.85118	$14.39696	1,886
2016	$14.39696	$15.24783	1,827
2017	$15.24783	$17.20764	1,775
2018	$17.20764	$16.34112	1,703
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.29994	$9.67755	3,347
2010	$9.67755	$10.88282	870
2011	$10.88282	$10.62641	429
2012	$10.62641	$11.89803	0
2013	$11.89803	$13.94016	0
2014	$13.94016	$14.95630	0
2015	$14.95630	$14.69001	0
2016	$14.69001	$15.37134	0
2017	$15.37134	$17.38492	0
2018	$17.38492	$15.80770	0

A-37

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$3.87417	$4.93722	24,030
2010	$4.93722	$5.31714	22,974
2011	$5.31714	$4.95546	18,439
2012	$4.95546	$5.83906	15,553
2013	$5.83906	$7.55606	15,093
2014	$7.55606	$7.51758	14,912
2015	$7.51758	$7.24517	11,456
2016	$7.24517	$7.18054	11,193
2017	$7.18054	$9.03952	10,501
2018	$9.03952	$7.76072	9,535
Putnam VT Global Health Care Fund - Class IB
2009	$7.98099	$9.86021	19,711
2010	$9.86021	$9.90655	12,740
2011	$9.90655	$9.59936	10,803
2012	$9.59936	$11.50759	6,646
2013	$11.50759	$15.98444	5,202
2014	$15.98444	$20.00531	4,281
2015	$20.00531	$21.14257	4,035
2016	$21.14257	$18.37793	3,807
2017	$18.37793	$20.77840	3,513
2018	$20.77840	$20.25110	3,251
Putnam VT Global Utilities Fund - Class IB
2009	$10.45549	$11.00582	5,875
2010	$11.00582	$10.98912	5,818
2011	$10.98912	$10.19268	4,670
2012	$10.19268	$10.49704	4,296
2013	$10.49704	$11.71439	4,274
2014	$11.71439	$13.16067	4,254
2015	$13.16067	$11.62447	994
2016	$11.62447	$11.62376	988
2017	$11.62376	$13.92515	983
2018	$13.92515	$13.58872	977
Putnam VT Government Money Market Fund - Class IB
2009	$10.81015	$10.62138	9,661
2010	$10.62138	$10.41817	9,286
2011	$10.41817	$10.21671	8,981
2012	$10.21671	$10.01795	23,041
2013	$10.01795	$9.82359	8,904
2014	$9.82359	$9.63299	2,225
2015	$9.63299	$9.44609	2,224
2016	$9.44609	$9.26338	2,222
2017	$9.26338	$9.10581	2,220
2018	$9.10581	$9.03312	2,219
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.85018	$3.93632	10,097
2010	$3.93632	$4.52792	9,077
2011	$4.52792	$4.25665	5,946
2012	$4.25665	$4.90654	3,711
2013	$4.90654	$6.54952	9,295
2014	$6.54952	$7.31541	7,156
2015	$7.31541	$7.24626	6,778
2016	$7.24626	$7.56819	32,749
2017	$7.56819	$9.71488	30,597
2018	$9.71488	$9.75161	25,142

A-38

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.51623	$14.01338	4,560
2010	$14.01338	$15.66962	3,735
2011	$15.66962	$15.63439	2,853
2012	$15.63439	$17.78284	5,281
2013	$17.78284	$18.80572	2,770
2014	$18.80572	$18.72639	2,780
2015	$18.72639	$17.37846	1,570
2016	$17.37846	$19.69008	1,529
2017	$19.69008	$20.65569	1,553
2018	$20.65569	$19.42829	1,563
Putnam VT Income Fund - Class IB
2009	$9.71926	$13.97612	15,845
2010	$13.97612	$15.05623	13,060
2011	$15.05623	$15.50170	11,149
2012	$15.50170	$16.83157	10,273
2013	$16.83157	$16.81222	10,200
2014	$16.81222	$17.54869	10,097
2015	$17.54869	$16.95549	8,919
2016	$16.95549	$16.95816	8,875
2017	$16.95816	$17.55949	9,195
2018	$17.55949	$17.25080	8,890
Putnam VT International Equity Fund - Class IB
2009	$6.37156	$7.78624	46,849
2010	$7.78624	$8.39997	41,717
2011	$8.39997	$6.84159	31,132
2012	$6.84159	$8.17801	21,349
2013	$8.17801	$10.26952	20,333
2014	$10.26952	$9.38677	8,890
2015	$9.38677	$9.21661	4,274
2016	$9.21661	$8.81564	4,206
2017	$8.81564	$10.94242	3,923
2018	$10.94242	$8.67778	3,354
Putnam VT International Growth Fund - Class IB
2009	$4.36388	$5.92028	26,778
2010	$5.92028	$6.51340	23,095
2011	$6.51340	$5.24338	23,703
2012	$5.24338	$6.22091	19,476
2013	$6.22091	$7.46404	19,773
2014	$7.46404	$6.86865	20,482
2015	$6.86865	$6.81002	10,243
2016	$6.81002	$6.22902	11,204
2017	$6.22902	$8.24848	10,548
2018	$8.24848	$6.57971	7,990
Putnam VT International Value Fund - Class IB
2009	$8.51038	$10.52978	6,020
2010	$10.52978	$11.06010	6,168
2011	$11.06010	$9.35014	3,103
2012	$9.35014	$11.15708	1,890
2013	$11.15708	$13.36955	1,685
2014	$13.36955	$11.86498	1,509
2015	$11.86498	$11.40085	1,192
2016	$11.40085	$11.30278	714
2017	$11.30278	$13.82064	712
2018	$13.82064	$11.16344	710

A-39

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$12.78705	$15.17039	8,370
2010	$15.17039	$15.64213	7,529
2011	$15.64213	$16.38023	6,611
2012	$16.38023	$16.35785	4,880
2013	$16.35785	$15.96211	4,602
2014	$15.96211	$16.32595	1,490
2015	$16.32595	$15.90286	1,424
2016	$15.90286	$15.62543	1,353
2017	$15.62543	$15.62254	1,290
2018	$15.62254	$15.17862	1,224
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$4.27509	$5.48378	8,346
2010	$5.48378	$6.12537	5,520
2011	$6.12537	$6.00874	2,712
2012	$6.00874	$6.88281	2,210
2013	$6.88281	$9.11910	2,012
2014	$9.11910	$10.18533	1,480
2015	$10.18533	$9.76926	1,304
2016	$9.76926	$10.73377	1,062
2017	$10.73377	$12.93145	1,016
2018	$12.93145	$11.71069	983
Putnam VT Research Fund - Class IB
2009	$5.41770	$7.07495	17,938
2010	$7.07495	$8.07315	16,066
2011	$8.07315	$7.77772	11,136
2012	$7.77772	$8.99214	6,521
2013	$8.99214	$11.75838	6,932
2014	$11.75838	$13.24239	3,383
2015	$13.24239	$12.78351	1,831
2016	$12.78351	$13.79848	1,708
2017	$13.79848	$16.68970	1,572
2018	$16.68970	$15.59247	1,486
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.25135	$14.63699	0
2010	$14.63699	$18.59089	0
2011	$18.59089	$17.11580	0
2012	$17.11580	$19.19241	0
2013	$19.19241	$25.23529	861
2014	$25.23529	$26.48731	809
2015	$26.48731	$23.99422	744
2016	$23.99422	$27.17940	668
2017	$27.17940	$28.76533	587
2018	$28.76533	$24.29934	553

A-40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$12.40635	$16.00012	24,621
2010	$16.00012	$19.76483	18,157
2011	$19.76483	$18.46411	10,390
2012	$18.46411	$21.26907	6,529
2013	$21.26907	$29.11459	5,678
2014	$29.11459	$29.52714	4,838
2015	$29.52714	$27.72400	3,650
2016	$27.72400	$34.65909	3,127
2017	$34.65909	$36.66189	3,041
2018	$36.66189	$28.78175	2,683
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$10.02570	$13.66400	772
2010	$13.66400	$16.62134	768
2011	$16.62134	$15.46328	540
2012	$15.46328	$17.62578	538
2013	$17.62578	$24.55319	891
2014	$24.55319	$26.66362	868
2015	$26.66362	$25.01272	839
2016	$25.01272	$27.71220	806
2017	$27.71220	$30.08517	771
2018	$30.08517	$28.03894	755
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$3.18496	$4.12646	37,224
2010	$4.12646	$4.83735	104,694
2011	$4.83735	$4.50210	68,325
2012	$4.50210	$5.15391	43,384
2013	$5.15391	$6.89494	38,645
2014	$6.89494	$7.67247	21,368
2015	$7.67247	$7.50104	30,511
2016	$7.50104	$7.92807	28,695
2017	$7.92807	$10.04619	27,361
2018	$10.04619	$9.69936	25,100
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%.

A-41

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Preferred Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED BENEFICIARY PROTECTION OPTION
Mortality & Expense = 1.80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.71948	$14.82836	46,871
2010	$14.82836	$16.40664	34,761
2011	$16.40664	$15.60167	35,624
2012	$15.60167	$17.08582	35,196
2013	$17.08582	$18.08922	33,388
2014	$18.08922	$17.82533	32,161
2015	$17.82533	$17.09463	32,081
2016	$17.09463	$17.69778	31,998
2017	$17.69778	$18.61847	29,004
2018	$18.61847	$18.10249	28,687
Putnam VT Equity Income Fund - Class IB
2009	$10.92036	$13.66750	73,334
2010	$13.66750	$15.11363	66,949
2011	$15.11363	$15.12734	60,011
2012	$15.12734	$17.72204	43,505
2013	$17.72204	$23.04455	39,523
2014	$23.04455	$25.49482	29,489
2015	$25.49482	$24.27410	26,513
2016	$24.27410	$27.09090	25,205
2017	$27.09090	$31.59979	33,709
2018	$31.59979	$28.39462	31,851
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.60275	$9.37916	24,036
2010	$9.37916	$10.20751	23,658
2011	$10.20751	$10.30178	19,928
2012	$10.30178	$11.38394	18,598
2013	$11.38394	$13.20192	15,746
2014	$13.20192	$14.34861	12,288
2015	$14.34861	$13.93104	9,177
2016	$13.93104	$14.77688	8,968
2017	$14.77688	$16.70119	8,845
2018	$16.70119	$15.88407	9,149
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.39671	$9.82083	21,846
2010	$9.82083	$11.06083	20,770
2011	$11.06083	$10.81672	5,373
2012	$10.81672	$12.12967	4,089
2013	$12.12967	$14.23330	3,285
2014	$14.23330	$15.29419	2,394
2015	$15.29419	$15.04487	4,662
2016	$15.04487	$15.76667	4,500
2017	$15.76667	$17.85879	4,368
2018	$17.85879	$16.26306	4,187

A-42

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$4.12545	$5.26548	3,155
2010	$5.26548	$5.67934	3,118
2011	$5.67934	$5.30110	3,079
2012	$5.30110	$6.25592	3,047
2013	$6.25592	$8.10786	3,689
2014	$8.10786	$8.07890	2,707
2015	$8.07890	$7.79806	2,286
2016	$7.79806	$7.74030	2,124
2017	$7.74030	$9.75882	1,886
2018	$9.75882	$8.39090	1,827
Putnam VT Global Health Care Fund - Class IB
2009	$8.20661	$10.15445	16,987
2010	$10.15445	$10.21776	6,608
2011	$10.21776	$9.91605	3,640
2012	$9.91605	$11.90545	5,040
2013	$11.90545	$16.56235	4,600
2014	$16.56235	$20.76026	3,416
2015	$20.76026	$21.97400	3,210
2016	$21.97400	$19.12980	3,000
2017	$19.12980	$21.66093	2,856
2018	$21.66093	$21.14305	2,195
Putnam VT Global Utilities Fund - Class IB
2009	$9.96476	$10.50531	12,277
2010	$10.50531	$10.50541	12,211
2011	$10.50541	$9.75890	8,703
2012	$9.75890	$10.06573	7,114
2013	$10.06573	$11.25024	6,774
2014	$11.25024	$12.65854	4,738
2015	$12.65854	$11.19808	3,690
2016	$11.19808	$11.21445	3,770
2017	$11.21445	$13.45496	3,844
2018	$13.45496	$13.14968	3,878
Putnam VT Government Money Market Fund - Class IB
2009	$10.86391	$10.69054	22,680
2010	$10.69054	$10.50204	24,423
2011	$10.50204	$10.31467	7,738
2012	$10.31467	$10.12952	3,664
2013	$10.12952	$9.94819	7,163
2014	$9.94819	$9.77009	4,796
2015	$9.77009	$9.59519	4,300
2016	$9.59519	$9.42396	3,794
2017	$9.42396	$9.27756	3,245
2018	$9.27756	$9.21736	2,657
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.83072	$3.91543	182,393
2010	$3.91543	$4.51077	165,884
2011	$4.51077	$4.24700	163,776
2012	$4.24700	$4.90293	117,305
2013	$4.90293	$6.55471	104,330
2014	$6.55471	$7.33239	94,525
2015	$7.33239	$7.27420	85,594
2016	$7.27420	$7.60897	116,702
2017	$7.60897	$9.78186	94,881
2018	$9.78186	$9.83363	85,515

A-43

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.85617	$14.53611	25,573
2010	$14.53611	$16.27899	14,640
2011	$16.27899	$16.26717	17,109
2012	$16.26717	$18.53095	9,394
2013	$18.53095	$19.62683	5,267
2014	$19.62683	$19.57392	4,751
2015	$19.57392	$18.19277	3,991
2016	$18.19277	$20.64413	3,771
2017	$20.64413	$21.68905	3,620
2018	$21.68905	$20.43098	3,441
Putnam VT Income Fund - Class IB
2009	$9.91292	$14.27635	40,758
2010	$14.27635	$15.40318	26,431
2011	$15.40318	$15.88310	12,677
2012	$15.88310	$17.27214	10,866
2013	$17.27214	$17.27868	9,383
2014	$17.27868	$18.06316	7,810
2015	$18.06316	$17.47928	4,618
2016	$17.47928	$17.50869	4,476
2017	$17.50869	$18.15677	4,458
2018	$18.15677	$17.86444	4,399
Putnam VT International Equity Fund - Class IB
2009	$6.72414	$8.22967	59,864
2010	$8.22967	$8.89193	51,974
2011	$8.89193	$7.25335	47,965
2012	$7.25335	$8.68349	44,442
2013	$8.68349	$10.92093	36,349
2014	$10.92093	$9.99746	36,148
2015	$9.99746	$9.83125	34,303
2016	$9.83125	$9.41790	34,386
2017	$9.41790	$11.70753	31,244
2018	$11.70753	$9.29854	33,400
Putnam VT International Growth Fund - Class IB
2009	$5.17807	$7.03562	6,211
2010	$7.03562	$7.75231	5,946
2011	$7.75231	$6.25027	4,885
2012	$6.25027	$7.42687	4,904
2013	$7.42687	$8.92461	4,129
2014	$8.92461	$8.22529	4,141
2015	$8.22529	$8.16756	4,111
2016	$8.16756	$7.48213	4,150
2017	$7.48213	$9.92272	4,058
2018	$9.92272	$7.92716	4,044
Putnam VT International Value Fund - Class IB
2009	$8.23767	$10.20795	22,420
2010	$10.20795	$10.73845	20,419
2011	$10.73845	$9.09209	18,571
2012	$9.09209	$10.86579	8,472
2013	$10.86579	$13.04041	7,183
2014	$13.04041	$11.59060	7,456
2015	$11.59060	$11.15424	6,494
2016	$11.15424	$11.07515	6,570
2017	$11.07515	$13.56264	6,429
2018	$13.56264	$10.97157	5,734

A-44

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$12.77089	$15.17438	16,558
2010	$15.17438	$15.67017	16,310
2011	$15.67017	$16.43460	15,480
2012	$16.43460	$16.43733	18,849
2013	$16.43733	$16.06420	17,967
2014	$16.06420	$16.45551	18,036
2015	$16.45551	$16.05357	15,274
2016	$16.05357	$15.79757	15,142
2017	$15.79757	$15.81836	11,187
2018	$15.81836	$15.39202	12,047
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$4.20613	$5.40358	54,196
2010	$5.40358	$6.04499	49,521
2011	$6.04499	$5.93895	42,804
2012	$5.93895	$6.81329	23,899
2013	$6.81329	$9.04079	23,060
2014	$9.04079	$10.11329	14,946
2015	$10.11329	$9.71501	11,721
2016	$9.71501	$10.69044	8,559
2017	$10.69044	$12.89857	8,388
2018	$12.89857	$11.69852	7,540
Putnam VT Research Fund - Class IB
2009	$5.08807	$6.65465	22,341
2010	$6.65465	$7.60516	21,901
2011	$7.60516	$7.33804	3,121
2012	$7.33804	$8.49681	3,545
2013	$8.49681	$11.12766	3,113
2014	$11.12766	$12.55123	2,781
2015	$12.55123	$12.13485	2,458
2016	$12.13485	$13.11830	2,011
2017	$13.11830	$15.89083	1,825
2018	$15.89083	$14.86850	1,737
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.34058	$14.78698	4,332
2010	$14.78698	$18.81010	4,008
2011	$18.81010	$17.34407	4,297
2012	$17.34407	$19.47820	4,142
2013	$19.47820	$25.65020	3,429
2014	$25.65020	$26.96400	3,332
2015	$26.96400	$24.46343	3,390
2016	$24.46343	$27.75316	3,297
2017	$27.75316	$29.41668	3,334
2018	$29.41668	$24.88704	3,213

A-45

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$12.08194	$15.60559	22,054
2010	$15.60559	$19.30694	20,587
2011	$19.30694	$18.06391	19,023
2012	$18.06391	$20.83998	14,325
2013	$20.83998	$28.57081	11,613
2014	$28.57081	$29.01998	11,320
2015	$29.01998	$27.28951	10,382
2016	$27.28951	$34.16793	9,928
2017	$34.16793	$36.19662	7,855
2018	$36.19662	$28.45934	7,864
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$10.11295	$13.80400	2,632
2010	$13.80400	$16.81730	2,472
2011	$16.81730	$15.66950	2,170
2012	$15.66950	$17.88821	2,163
2013	$17.88821	$24.95684	2,156
2014	$24.95684	$27.14343	2,150
2015	$27.14343	$25.50180	2,273
2016	$25.50180	$28.29715	2,243
2017	$28.29715	$30.76632	2,193
2018	$30.76632	$28.71700	2,125
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$3.38851	$4.39687	63,614
2010	$4.39687	$5.16223	132,452
2011	$5.16223	$4.81181	116,515
2012	$4.81181	$5.51691	79,331
2013	$5.51691	$7.39184	68,242
2014	$7.39184	$8.23799	61,834
2015	$8.23799	$8.06625	54,828
2016	$8.06625	$8.53846	48,524
2017	$8.53846	$10.83588	40,276
2018	$10.83588	$10.47757	35,294
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

A-46

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Preferred Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)
Mortality & Expense = 1.85

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.69650	$14.78579	1,125
2010	$14.78579	$16.35123	2,358
2011	$16.35123	$15.54108	2,341
2012	$15.54108	$17.01078	2,324
2013	$17.01078	$18.00060	2,309
2014	$18.00060	$17.72897	1,212
2015	$17.72897	$16.99356	1,203
2016	$16.99356	$17.58422	1,193
2017	$17.58422	$18.48972	1,184
2018	$18.48972	$17.96824	1,175
Putnam VT Equity Income Fund - Class IB
2009	$10.88887	$13.62115	2,980
2010	$13.62115	$15.05472	2,969
2011	$15.05472	$15.06071	2,957
2012	$15.06071	$17.63497	2,618
2013	$17.63497	$22.91967	2,599
2014	$22.91967	$25.34375	2,591
2015	$25.34375	$24.11798	2,483
2016	$24.11798	$26.90299	2,381
2017	$26.90299	$31.36488	3,140
2018	$31.36488	$28.16935	3,017
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.58472	$9.35217	438
2010	$9.35217	$10.17297	436
2011	$10.17297	$10.26171	435
2012	$10.26171	$11.33387	14
2013	$11.33387	$13.13716	0
2014	$13.13716	$14.27095	0
2015	$14.27095	$13.84859	0
2016	$13.84859	$14.68196	0
2017	$14.68196	$16.58560	0
2018	$16.58560	$15.76619	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.37920	$9.79260	847
2010	$9.79260	$11.02342	0
2011	$11.02342	$10.77465	0
2012	$10.77465	$12.07635	0
2013	$12.07635	$14.16351	0
2014	$14.16351	$15.21145	0
2015	$15.21145	$14.95585	0
2016	$14.95585	$15.66541	0
2017	$15.66541	$17.73522	0
2018	$17.73522	$16.14239	0

A-47

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$4.11567	$5.25033	0
2010	$5.25033	$5.66012	0
2011	$5.66012	$5.28048	0
2012	$5.28048	$6.22840	0
2013	$6.22840	$8.06810	0
2014	$8.06810	$8.03519	0
2015	$8.03519	$7.75192	0
2016	$7.75192	$7.69059	0
2017	$7.69059	$9.69129	0
2018	$9.69129	$8.32863	0
Putnam VT Global Health Care Fund - Class IB
2009	$8.18718	$10.12526	591
2010	$10.12526	$10.18321	588
2011	$10.18321	$9.87750	586
2012	$9.87750	$11.85312	19
2013	$11.85312	$16.48116	0
2014	$16.48116	$20.64800	0
2015	$20.64800	$21.84406	0
2016	$21.84406	$19.00702	0
2017	$19.00702	$21.51113	0
2018	$21.51113	$20.98626	0
Putnam VT Global Utilities Fund - Class IB
2009	$9.94116	$10.47508	0
2010	$10.47508	$10.46986	0
2011	$10.46986	$9.72093	0
2012	$9.72093	$10.02143	0
2013	$10.02143	$11.19503	0
2014	$11.19503	$12.59001	0
2015	$12.59001	$11.13179	0
2016	$11.13179	$11.14242	0
2017	$11.14242	$13.36183	0
2018	$13.36183	$13.05208	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.83818	$10.65978	0
2010	$10.65978	$10.46650	0
2011	$10.46650	$10.27455	0
2012	$10.27455	$10.08496	0
2013	$10.08496	$9.89938	0
2014	$9.89938	$9.71722	0
2015	$9.71722	$9.53840	0
2016	$9.53840	$9.36341	0
2017	$9.36341	$9.21334	0
2018	$9.21334	$9.14895	0
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.82402	$3.90417	0
2010	$3.90417	$4.49551	0
2011	$4.49551	$4.23048	0
2012	$4.23048	$4.88136	0
2013	$4.88136	$6.52255	0
2014	$6.52255	$7.29272	0
2015	$7.29272	$7.23116	0
2016	$7.23116	$7.56012	0
2017	$7.56012	$9.71421	0
2018	$9.71421	$9.76071	0

A-48

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.83285	$14.49436	0
2010	$14.49436	$16.22397	0
2011	$16.22397	$16.20397	0
2012	$16.20397	$18.44952	0
2013	$18.44952	$19.53065	0
2014	$19.53065	$19.46809	0
2015	$19.46809	$18.08519	0
2016	$18.08519	$20.51166	0
2017	$20.51166	$21.53906	0
2018	$21.53906	$20.27946	0
Putnam VT Income Fund - Class IB
2009	$9.88942	$14.23527	5,784
2010	$14.23527	$15.35105	5,766
2011	$15.35105	$15.82130	5,470
2012	$15.82130	$17.19614	5,682
2013	$17.19614	$17.19390	6,473
2014	$17.19390	$17.96539	6,617
2015	$17.96539	$17.37582	6,626
2016	$17.37582	$17.39622	6,662
2017	$17.39622	$18.03109	7,141
2018	$18.03109	$17.73186	7,035
Putnam VT International Equity Fund - Class IB
2009	$6.70822	$8.20600	11,516
2010	$8.20600	$8.86184	11,558
2011	$8.86184	$7.22513	12,120
2012	$7.22513	$8.64530	11,328
2013	$8.64530	$10.86737	10,884
2014	$10.86737	$9.94336	8,799
2015	$9.94336	$9.77308	8,523
2016	$9.77308	$9.35741	8,636
2017	$9.35741	$11.62650	8,067
2018	$11.62650	$9.22953	8,295
Putnam VT International Growth Fund - Class IB
2009	$5.16584	$7.01543	0
2010	$7.01543	$7.72613	0
2011	$7.72613	$6.22599	0
2012	$6.22599	$7.39425	0
2013	$7.39425	$8.88089	0
2014	$8.88089	$8.18082	0
2015	$8.18082	$8.11927	0
2016	$8.11927	$7.43412	0
2017	$7.43412	$9.85411	0
2018	$9.85411	$7.86838	0
Putnam VT International Value Fund - Class IB
2009	$8.21813	$10.17856	0
2010	$10.17856	$10.70209	0
2011	$10.70209	$9.05669	0
2012	$9.05669	$10.81797	0
2013	$10.81797	$12.97641	0
2014	$12.97641	$11.52783	0
2015	$11.52783	$11.08819	0
2016	$11.08819	$11.00399	0
2017	$11.00399	$13.46875	0
2018	$13.46875	$10.89012	0

A-49

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$12.74068	$15.13079	0
2010	$15.13079	$15.61720	0
2011	$15.61720	$16.37074	0
2012	$16.37074	$16.36511	0
2013	$16.36511	$15.98547	0
2014	$15.98547	$16.36653	0
2015	$16.36653	$15.95864	0
2016	$15.95864	$15.69618	0
2017	$15.69618	$15.70896	0
2018	$15.70896	$15.27787	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$4.19616	$5.38802	12,546
2010	$5.38802	$6.02453	11,352
2011	$6.02453	$5.91583	11,243
2012	$5.91583	$6.78332	11,068
2013	$6.78332	$8.99644	10,628
2014	$8.99644	$10.05856	2,369
2015	$10.05856	$9.65752	2,340
2016	$9.65752	$10.62179	2,213
2017	$10.62179	$12.80933	2,084
2018	$12.80933	$11.61174	2,010
Putnam VT Research Fund - Class IB
2009	$5.07602	$6.63551	9,898
2010	$6.63551	$7.57942	8,877
2011	$7.57942	$7.30949	8,877
2012	$7.30949	$8.45944	8,701
2013	$8.45944	$11.07308	8,268
2014	$11.07308	$12.48332	7,979
2015	$12.48332	$12.06304	7,702
2016	$12.06304	$13.03404	7,381
2017	$13.03404	$15.78084	7,006
2018	$15.78084	$14.75816	6,736
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.31076	$14.73682	0
2010	$14.73682	$18.73674	0
2011	$18.73674	$17.26766	0
2012	$17.26766	$19.38248	0
2013	$19.38248	$25.51117	0
2014	$25.51117	$26.80419	0
2015	$26.80419	$24.30605	0
2016	$24.30605	$27.56062	0
2017	$27.56062	$29.19796	0
2018	$29.19796	$24.68956	0

A-50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$12.05332	$15.56070	354
2010	$15.56070	$19.24160	352
2011	$19.24160	$17.99363	351
2012	$17.99363	$20.74831	11
2013	$20.74831	$28.43067	0
2014	$28.43067	$28.86294	0
2015	$28.86294	$27.12802	0
2016	$27.12802	$33.94849	0
2017	$33.94849	$35.94611	0
2018	$35.94611	$28.24813	0
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$10.08381	$13.75722	0
2010	$13.75722	$16.75180	0
2011	$16.75180	$15.60053	0
2012	$15.60053	$17.80039	0
2013	$17.80039	$24.82169	0
2014	$24.82169	$26.98270	0
2015	$26.98270	$25.33788	0
2016	$25.33788	$28.10099	0
2017	$28.10099	$30.53774	0
2018	$30.53774	$28.48927	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$3.38048	$4.38423	10,015
2010	$4.38423	$5.14478	24,767
2011	$5.14478	$4.79310	24,651
2012	$4.79310	$5.49265	22,194
2013	$5.49265	$7.35559	22,034
2014	$7.35559	$8.19341	18,166
2015	$8.19341	$8.01853	17,408
2016	$8.01853	$8.48365	16,694
2017	$8.48365	$10.76094	16,056
2018	$10.76094	$10.39986	15,384
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85%.

A-51

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Preferred Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.58348	$14.59115	0
2010	$14.59115	$16.11133	0
2011	$16.11133	$15.28972	0
2012	$15.28972	$16.71002	0
2013	$16.71002	$17.65534	0
2014	$17.65534	$17.36234	0
2015	$17.36234	$16.61670	0
2016	$16.61670	$17.16806	0
2017	$17.16806	$18.02418	0
2018	$18.02418	$17.48834	0
Putnam VT Equity Income Fund - Class IB
2009	$10.79487	$13.48293	0
2010	$13.48293	$14.87920	0
2011	$14.87920	$14.86243	0
2012	$14.86243	$17.37616	0
2013	$17.37616	$22.54881	0
2014	$22.54881	$24.89557	0
2015	$24.89557	$23.65526	0
2016	$23.65526	$26.34664	0
2017	$26.34664	$30.66872	0
2018	$30.66872	$27.50084	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.49627	$9.22900	3,300
2010	$9.22900	$10.02365	0
2011	$10.02365	$10.09567	0
2012	$10.09567	$11.13340	0
2013	$11.13340	$12.88509	0
2014	$12.88509	$13.97574	0
2015	$13.97574	$13.54139	0
2016	$13.54139	$14.33441	0
2017	$14.33441	$16.16790	0
2018	$16.16790	$15.34500	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.29317	$9.66364	0
2010	$9.66364	$10.86165	0
2011	$10.86165	$10.60035	0
2012	$10.60035	$11.86278	0
2013	$11.86278	$13.89179	0
2014	$13.89179	$14.89682	0
2015	$14.89682	$14.62413	0
2016	$14.62413	$15.29461	0
2017	$15.29461	$17.28860	0
2018	$17.28860	$15.71116	0

A-52

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$4.06767	$5.18117	0
2010	$5.18117	$5.57704	0
2011	$5.57704	$5.19503	0
2012	$5.19503	$6.11823	0
2013	$6.11823	$7.91328	0
2014	$7.91328	$7.86896	0
2015	$7.86896	$7.57995	0
2016	$7.57995	$7.50851	0
2017	$7.50851	$9.44719	0
2018	$9.44719	$8.10609	0
Putnam VT Global Health Care Fund - Class IB
2009	$8.09169	$9.99187	0
2010	$9.99187	$10.03370	0
2011	$10.03370	$9.71764	0
2012	$9.71764	$11.64342	0
2013	$11.64342	$16.16489	0
2014	$16.16489	$20.22084	0
2015	$20.22084	$21.35946	0
2016	$21.35946	$18.55703	0
2017	$18.55703	$20.96933	0
2018	$20.96933	$20.42553	0
Putnam VT Global Utilities Fund - Class IB
2009	$9.82524	$10.33712	0
2010	$10.33712	$10.31618	0
2011	$10.31618	$9.56364	0
2012	$9.56364	$9.84418	0
2013	$9.84418	$10.98021	0
2014	$10.98021	$12.32954	0
2015	$12.32954	$10.88482	0
2016	$10.88482	$10.87862	0
2017	$10.87862	$13.02530	0
2018	$13.02530	$12.70338	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.71186	$10.51944	0
2010	$10.51944	$10.31291	0
2011	$10.31291	$10.10835	0
2012	$10.10835	$9.90663	0
2013	$9.90663	$9.70947	0
2014	$9.70947	$9.51623	0
2015	$9.51623	$9.32684	0
2016	$9.32684	$9.14178	0
2017	$9.14178	$8.98133	0
2018	$8.98133	$8.90456	0
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.79109	$3.85275	0
2010	$3.85275	$4.42952	0
2011	$4.42952	$4.16203	0
2012	$4.16203	$4.79502	0
2013	$4.79502	$6.39740	0
2014	$6.39740	$7.14186	0
2015	$7.14186	$7.07074	0
2016	$7.07074	$7.38113	0
2017	$7.38113	$9.46954	0
2018	$9.46954	$9.49992	0

A-53

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.71822	$14.30354	0
2010	$14.30354	$15.98593	0
2011	$15.98593	$15.94189	0
2012	$15.94189	$18.12333	0
2013	$18.12333	$19.15602	0
2014	$19.15602	$19.06548	0
2015	$19.06548	$17.68411	0
2016	$17.68411	$20.02621	0
2017	$20.02621	$20.99673	0
2018	$20.99673	$19.73781	0
Putnam VT Income Fund - Class IB
2009	$9.77412	$14.04784	2,980
2010	$14.04784	$15.12578	0
2011	$15.12578	$15.56538	0
2012	$15.56538	$16.89208	0
2013	$16.89208	$16.86406	0
2014	$16.86406	$17.59383	0
2015	$17.59383	$16.99044	0
2016	$16.99044	$16.98447	0
2017	$16.98447	$17.57706	0
2018	$17.57706	$17.25822	0
Putnam VT International Equity Fund - Class IB
2009	$6.62995	$8.09786	0
2010	$8.09786	$8.73171	0
2011	$8.73171	$7.10816	0
2012	$7.10816	$8.49231	0
2013	$8.49231	$10.65878	0
2014	$10.65878	$9.73759	0
2015	$9.73759	$9.55619	0
2016	$9.55619	$9.13579	0
2017	$9.13579	$11.33357	0
2018	$11.33357	$8.98285	0
Putnam VT International Growth Fund - Class IB
2009	$5.10560	$6.92302	0
2010	$6.92302	$7.61273	0
2011	$7.61273	$6.12523	0
2012	$6.12523	$7.26345	0
2013	$7.26345	$8.71047	0
2014	$8.71047	$8.01157	0
2015	$8.01157	$7.93914	0
2016	$7.93914	$7.25810	0
2017	$7.25810	$9.60591	0
2018	$9.60591	$7.65814	0
Putnam VT International Value Fund - Class IB
2009	$8.12228	$10.04446	0
2010	$10.04446	$10.54498	0
2011	$10.54498	$8.91011	0
2012	$8.91011	$10.62657	0
2013	$10.62657	$12.72735	0
2014	$12.72735	$11.28929	0
2015	$11.28929	$10.84214	0
2016	$10.84214	$10.74339	0
2017	$10.74339	$13.12942	0
2018	$13.12942	$10.59907	0

A-54

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$12.59215	$14.93155	0
2010	$14.93155	$15.38801	0
2011	$15.38801	$16.10594	0
2012	$16.10594	$16.07572	0
2013	$16.07572	$15.67881	0
2014	$15.67881	$16.02803	0
2015	$16.02803	$15.60469	0
2016	$15.60469	$15.32466	0
2017	$15.32466	$15.31338	0
2018	$15.31338	$14.86977	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$4.14723	$5.31706	0
2010	$5.31706	$5.93611	0
2011	$5.93611	$5.82012	0
2012	$5.82012	$6.66336	0
2013	$6.66336	$8.82385	0
2014	$8.82385	$9.85052	0
2015	$9.85052	$9.44330	0
2016	$9.44330	$10.37036	0
2017	$10.37036	$12.48675	0
2018	$12.48675	$11.30154	0
Putnam VT Research Fund - Class IB
2009	$5.01680	$6.54808	5,031
2010	$6.54808	$7.46813	0
2011	$7.46813	$7.19118	0
2012	$7.19118	$8.30977	0
2013	$8.30977	$10.86057	0
2014	$10.86057	$12.22504	0
2015	$12.22504	$11.79541	0
2016	$11.79541	$12.72546	0
2017	$12.72546	$15.38339	0
2018	$15.38339	$14.36385	0
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.22176	$14.58728	0
2010	$14.58728	$18.51832	0
2011	$18.51832	$17.04032	0
2012	$17.04032	$19.09800	0
2013	$19.09800	$25.09836	0
2014	$25.09836	$26.33015	0
2015	$26.33015	$23.83968	0
2016	$23.83968	$26.99064	0
2017	$26.99064	$28.54983	0
2018	$28.54983	$24.10353	0

A-55

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$11.91273	$15.35567	0
2010	$15.35567	$18.95909	0
2011	$18.95909	$17.70240	0
2012	$17.70240	$20.38123	0
2013	$20.38123	$27.88504	0
2014	$27.88504	$28.26574	0
2015	$28.26574	$26.52610	0
2016	$26.52610	$33.14467	0
2017	$33.14467	$35.04065	0
2018	$35.04065	$27.49329	0
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$9.99675	$13.61761	0
2010	$13.61761	$16.55649	0
2011	$16.55649	$15.39511	0
2012	$15.39511	$17.53911	0
2013	$17.53911	$24.42001	0
2014	$24.42001	$26.50547	0
2015	$26.50547	$24.85168	0
2016	$24.85168	$27.51977	0
2017	$27.51977	$29.85981	0
2018	$29.85981	$27.81304	0
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$3.34104	$4.32646	0
2010	$4.32646	$5.06924	0
2011	$5.06924	$4.71552	0
2012	$4.71552	$5.39548	0
2013	$5.39548	$7.21444	0
2014	$7.21444	$8.02390	0
2015	$8.02390	$7.84062	0
2016	$7.84062	$8.28277	0
2017	$8.28277	$10.48987	0
2018	$10.48987	$10.12196	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

A-56

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Preferred Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT
OPTION (AGE 65 OR YOUNGER)
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Diversified Income Fund - Class IB
2009	$9.56876	$14.56874	422
2010	$14.56874	$16.08659	1,630
2011	$16.08659	$15.26624	1,630
2012	$15.26624	$16.68436	1,630
2013	$16.68436	$17.62822	1,630
2014	$17.62822	$17.33568	1,630
2015	$17.33568	$16.59119	0
2016	$16.59119	$17.14170	0
2017	$17.14170	$17.99730	0
2018	$17.99730	$17.46329	0
Putnam VT Equity Income Fund - Class IB
2009	$10.79487	$13.48293	2,544
2010	$13.48293	$14.87920	1,880
2011	$14.87920	$14.86243	1,769
2012	$14.86243	$17.37616	1,477
2013	$17.37616	$22.54881	1,142
2014	$22.54881	$24.89557	1,100
2015	$24.89557	$23.65526	1,071
2016	$23.65526	$26.34664	1,028
2017	$26.34664	$30.67006	659
2018	$30.67006	$27.50366	616
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.48478	$9.21484	1,309
2010	$9.21484	$10.00827	1,368
2011	$10.00827	$10.08018	1,296
2012	$10.08018	$11.11632	1,305
2013	$11.11632	$12.86531	1,455
2014	$12.86531	$13.95428	1,480
2015	$13.95428	$13.52060	1,462
2016	$13.52060	$14.31239	1,409
2017	$14.31239	$16.14378	0
2018	$16.14378	$15.32301	0
Putnam VT Global Asset Allocation Fund - Class IB
2009	$7.28195	$9.64879	0
2010	$9.64879	$10.84496	0
2011	$10.84496	$10.58406	0
2012	$10.58406	$11.84457	0
2013	$11.84457	$13.87047	0
2014	$13.87047	$14.87396	0
2015	$14.87396	$14.60168	0
2016	$14.60168	$15.27114	0
2017	$15.27114	$17.26283	0
2018	$17.26283	$15.68867	0

A-57

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Equity Fund - Class IB
2009	$4.06142	$5.17320	768
2010	$5.17320	$5.56845	765
2011	$5.56845	$5.18703	762
2012	$5.18703	$6.10880	759
2013	$6.10880	$7.90109	756
2014	$7.90109	$7.85684	753
2015	$7.85684	$7.56827	0
2016	$7.56827	$7.49694	0
2017	$7.49694	$9.43307	0
2018	$9.43307	$8.09446	0
Putnam VT Global Health Care Fund - Class IB
2009	$8.07925	$9.97652	286
2010	$9.97652	$10.01828	315
2011	$10.01828	$9.70271	318
2012	$9.70271	$11.62555	0
2013	$11.62555	$16.14006	0
2014	$16.14006	$20.18977	0
2015	$20.18977	$21.32663	0
2016	$21.32663	$18.52850	0
2017	$18.52850	$20.93801	0
2018	$20.93801	$20.39623	0
Putnam VT Global Utilities Fund - Class IB
2009	$9.81020	$10.32128	435
2010	$10.32128	$10.30038	0
2011	$10.30038	$9.54899	0
2012	$9.54899	$9.82911	0
2013	$9.82911	$10.96340	0
2014	$10.96340	$12.31068	0
2015	$12.31068	$10.86816	0
2016	$10.86816	$10.86196	0
2017	$10.86196	$13.00593	0
2018	$13.00593	$12.68521	0
Putnam VT Government Money Market Fund - Class IB
2009	$10.69541	$10.50329	5,563
2010	$10.50329	$10.29709	5,560
2011	$10.29709	$10.09284	5,557
2012	$10.09284	$9.89143	5,554
2013	$9.89143	$9.69457	5,552
2014	$9.69457	$9.50162	4,506
2015	$9.50162	$9.31252	4,187
2016	$9.31252	$9.12775	4,185
2017	$9.12775	$8.96794	4,183
2018	$8.96794	$8.89181	4,180
Putnam VT Growth Opportunities Fund - Class IB
2009	$2.78679	$3.84681	10,575
2010	$3.84681	$4.42269	10,420
2011	$4.42269	$4.15561	10,093
2012	$4.15561	$4.78763	6,205
2013	$4.78763	$6.38754	6,119
2014	$6.38754	$7.13086	3,934
2015	$7.13086	$7.05985	2,781
2016	$7.05985	$7.36976	8,980
2017	$7.36976	$9.45536	715
2018	$9.45536	$9.48626	597

A-58

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT High Yield Fund - Class IB
2009	$9.70331	$14.28158	0
2010	$14.28158	$15.96139	0
2011	$15.96139	$15.91741	0
2012	$15.91741	$18.09550	0
2013	$18.09550	$19.12662	359
2014	$19.12662	$19.03621	359
2015	$19.03621	$17.65696	0
2016	$17.65696	$19.99547	0
2017	$19.99547	$20.96543	0
2018	$20.96543	$19.70954	0
Putnam VT Income Fund - Class IB
2009	$9.75913	$14.02629	0
2010	$14.02629	$15.10259	0
2011	$15.10259	$15.54151	0
2012	$15.54151	$16.86618	0
2013	$16.86618	$16.83820	0
2014	$16.83820	$17.56685	0
2015	$17.56685	$16.96438	0
2016	$16.96438	$16.95842	0
2017	$16.95842	$17.55085	0
2018	$17.55085	$17.23351	0
Putnam VT International Equity Fund - Class IB
2009	$6.61979	$8.08544	1,599
2010	$8.08544	$8.71832	876
2011	$8.71832	$7.09725	872
2012	$7.09725	$8.47928	868
2013	$8.47928	$10.64241	864
2014	$10.64241	$9.72263	861
2015	$9.72263	$9.54152	857
2016	$9.54152	$9.12177	854
2017	$9.12177	$11.31668	850
2018	$11.31668	$8.96997	847
Putnam VT International Growth Fund - Class IB
2009	$5.09773	$6.91234	7,358
2010	$6.91234	$7.60099	3,347
2011	$7.60099	$6.11579	3,332
2012	$6.11579	$7.25224	3,318
2013	$7.25224	$8.69704	4,510
2014	$8.69704	$7.99921	2,572
2015	$7.99921	$7.92689	0
2016	$7.92689	$7.24691	0
2017	$7.24691	$9.59151	0
2018	$9.59151	$7.64711	0
Putnam VT International Value Fund - Class IB
2009	$8.10983	$10.02906	6,331
2010	$10.02906	$10.52881	6,632
2011	$10.52881	$8.89645	6,975
2012	$8.89645	$10.61029	4,471
2013	$10.61029	$12.70786	5,045
2014	$12.70786	$11.27199	4,300
2015	$11.27199	$10.82552	3,139
2016	$10.82552	$10.72693	3,194
2017	$10.72693	$13.10987	1,286
2018	$13.10987	$10.58392	1,374

A-59

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Mortgage Securities Fund - Class IB
formerly,Putnam VT American Government Income Fund - Class IB
2009	$12.57283	$14.90865	0
2010	$14.90865	$15.36442	0
2011	$15.36442	$16.08124	0
2012	$16.08124	$16.05106	0
2013	$16.05106	$15.65475	0
2014	$15.65475	$16.00344	0
2015	$16.00344	$15.58074	0
2016	$15.58074	$15.30115	0
2017	$15.30115	$15.29055	0
2018	$15.29055	$14.84848	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$4.14085	$5.30890	14,257
2010	$5.30890	$5.92699	14,434
2011	$5.92699	$5.81119	13,805
2012	$5.81119	$6.65312	8,295
2013	$6.65312	$8.81028	7,461
2014	$8.81028	$9.83537	4,212
2015	$9.83537	$9.42879	3,738
2016	$9.42879	$10.35443	3,655
2017	$10.35443	$12.46812	547
2018	$12.46812	$11.28534	496
Putnam VT Research Fund - Class IB
2009	$5.00910	$6.53804	1,540
2010	$6.53804	$7.45668	1,533
2011	$7.45668	$7.18016	1,528
2012	$7.18016	$8.29704	0
2013	$8.29704	$10.84391	0
2014	$10.84391	$12.20628	0
2015	$12.20628	$11.77731	0
2016	$11.77731	$12.70594	0
2017	$12.70594	$15.36046	0
2018	$15.36046	$14.34329	0
Putnam VT Small Cap Growth Fund - Class IB
formerly,Putnam VT Capital Opportunities Fund - Class IB
2009	$10.22176	$14.58728	838
2010	$14.58728	$18.51832	835
2011	$18.51832	$17.04032	832
2012	$17.04032	$19.09800	583
2013	$19.09800	$25.09836	581
2014	$25.09836	$26.33015	579
2015	$26.33015	$23.83968	0
2016	$23.83968	$26.99064	0
2017	$26.99064	$28.55108	0
2018	$28.55108	$24.10601	0

A-60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$11.89445	$15.33211	2,643
2010	$15.33211	$18.93001	2,302
2011	$18.93001	$17.67524	2,239
2012	$17.67524	$20.34996	1,246
2013	$20.34996	$27.84227	1,197
2014	$27.84227	$28.22237	504
2015	$28.22237	$26.48540	218
2016	$26.48540	$33.09383	198
2017	$33.09383	$34.98842	186
2018	$34.98842	$27.45393	188
Putnam VT Sustainable Future Fund - Class IB
formerly,Putnam VT Multi-Cap Value Fund - Class IB
2009	$9.99675	$13.61761	536
2010	$13.61761	$16.55649	232
2011	$16.55649	$15.39511	230
2012	$15.39511	$17.53911	229
2013	$17.53911	$24.42001	228
2014	$24.42001	$26.50547	227
2015	$26.50547	$24.85168	226
2016	$24.85168	$27.51977	225
2017	$27.51977	$29.86112	224
2018	$29.86112	$27.81590	223
Putnam VT Sustainable Leaders Fund - Class IB
formerly,Putnam VT Multi-Cap Growth Fund - Class IB
2009	$3.33591	$4.31982	15,056
2010	$4.31982	$5.06145	27,573
2011	$5.06145	$4.70828	26,883
2012	$4.70828	$5.38718	13,684
2013	$5.38718	$7.20335	13,500
2014	$7.20335	$8.01155	8,984
2015	$8.01155	$7.82856	11,215
2016	$7.82856	$8.27003	11,029
2017	$8.27003	$10.47419	8,460
2018	$10.47419	$10.10743	8,290
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

A-61

Allstate Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2018 and for
the years ended December 31, 2018 and 2017 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Allstate Life Insurance Company and Contractholders of Allstate Financial Advisors Separate Account I:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Allstate Financial Advisors Separate Account I (the “Account”) listed in Appendix A, as of December 31, 2018; the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2018, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
March 29, 2019

We have served as the auditor of Allstate Life Insurance Company (the sponsor Company) since 2001.

Allstate Financial Advisors Separate Account I                                                APPENDIX A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AST Academic Strategies Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Advanced Strategies	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST AQR Emerging Markets Equity**	—	—	—	—
AST AQR Large-Cap**	—	—	—	—
AST Balanced Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST BlackRock Global Strategies	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST BlackRock Low Duration Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST BlackRock/Loomis Sayles Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2018	—	Year Ended December 31, 2018 #	Two Years Ended December 31, 2018 #	Five Years Ended December 31, 2018 #
AST Bond Portfolio 2019	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2020**	—	—	—	—
AST Bond Portfolio 2021**	—	—	—	—
AST Bond Portfolio 2022	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2023	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2024	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2025**	—	—	—	—
AST Bond Portfolio 2026	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Three Years Ended December 31 2018 and Period from January 2, 2015* to December 31, 2015
AST Bond Portfolio 2027	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Two Years Ended December 31 2018 and Period from January 4, 2016* to December 31, 2016
AST Bond Portfolio 2028**	—	—	—	—
AST Bond Portfolio 2029**	—	—	—	—
AST Capital Growth Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST ClearBridge Dividend Growth**	—	—	—	—
AST Cohen & Steers Realty	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Fidelity Institutional AMSM Quantitative	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Global Real Estate	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Goldman Sachs Large-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Goldman Sachs Mid-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AST Goldman Sachs Multi-Asset	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Goldman Sachs Small-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Hotchkis & Wiley Large-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST International Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST International Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Investment Grade Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Jennison Large-Cap Growth**	—	—	—	—
AST J.P. Morgan Global Thematic	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST J.P. Morgan International Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST J.P. Morgan Strategic Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Loomis Sayles Large-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Lord Abbett Core Fixed Income	—	Period from January 1, 2018 to September 14, 2018 #	Year ended December 31, 2017 and Period from January 1, 2018 to September 14, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to September 14, 2018 #
AST MFS Global Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST MFS Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST MFS Large-Cap Value**	—	—	—	—
AST Neuberger Berman/LSV Mid-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST New Discovery Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Parametric Emerging Markets Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Preservation Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Prudential Core Bond**	—	—	—	—
AST Prudential Growth Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST QMA Large-Cap**	—	—	—	—
AST QMA US Equity Alpha	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Quantitative Modeling**	—	—	—	—
AST RCM World Trends	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Small-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Small-Cap Growth Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AST Small-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Templeton Global Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Large-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Large-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Natural Resources	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST WEDGE Capital Mid-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Wellington Management Hedged Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Western Asset Core Plus Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Western Asset Emerging Markets Debt**	—	—	—	—
Invesco V.I. American Franchise	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. American Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Comstock	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Plus Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Diversified Dividend	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Equity and Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Global Core Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Securities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. International Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Managed Volatility	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Core Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. S&P 500 Index	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Technology	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Value Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. American Franchise II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. American Value II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Invesco V.I. Comstock II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Equity II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Plus Bond II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Diversified Dividend II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Equity and Income II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Global Core Equity II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Money Market II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Securities II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Growth and Income II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. High Yield II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. International Growth II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Managed Volatility II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Core Equity II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Growth II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. S&P 500 Index II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Technology II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Value Opportunities II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Growth & Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS International Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Large Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Small/Mid Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
American Century VP Balanced**	—	—	—	—
American Century VP International	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Bond VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Capital Growth VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Core Equity VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS CROCI® International VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Global Small Cap VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
DWS Global Income Builder VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Government Money Market VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Small Mid Cap Growth VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Dreyfus Stock Index Fund, Inc. (Initial Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIF Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIF Growth & Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Federated Government Money Fund II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Contrafund	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Equity-Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Two Years Ended December 31 2018 and Period from April 29, 2016* to December 31, 2016
VIP Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP High Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Index 500	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Investment Grade Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Overseas	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Asset Manager Growth (Service Class 2)**	—	—	—	—
VIP Contrafund (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Equity-Income (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom 2010 Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom 2020 Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom 2030 Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom Income Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Government Money Market (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Growth (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Growth & Income (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Growth Opportunities (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Three Years Ended December 31 2018 and Period from April 24, 2015* to December 31, 2015
VIP High Income (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Index 500 (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
VIP Investment Grade Bond (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Mid Cap (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Overseas (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Flex Cap Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Growth and Income VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Income VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Large Cap Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Mutual Global Discovery VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Mutual Shares VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Small Cap Value VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Small-Mid Cap Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin U.S. Government Securities VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Developing Markets VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Foreign VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Global Bond VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT International Equity Insights**	—	—	—	—
VIT Large Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT Mid Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT Small Cap Equity Insights	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT Strategic Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT U.S. Equity Insights	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Janus Henderson VIT Forty (Institutional Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Janus Henderson VIT Global Research (Service Shares)**	—	—	—	—
Janus Henderson VIT Overseas (Service Shares)**	—	—	—	—
Lazard Retirement Emerging Markets Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
ClearBridge Variable Large Cap Value Portfolio I	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Bond-Debenture	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Fundamental Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Growth and Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Growth Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Mid-Cap Stock	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Investors Trust	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS New Discovery	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Research	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Total Return Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Utilities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Growth (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Investors Trust (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS New Discovery Series (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Research (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Utilities (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Core Plus Fixed Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Emerging Markets Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Global Infrastructure	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Four Years Ended on December 31, 2018 and Period from April 25, 2014* to December 31, 2014
Morgan Stanley VIF Global Strategist	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Mid Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF U.S. Real Estate	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Emerging Markets Debt (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Emerging Markets Equity (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Global Franchise (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Global Infrastructure (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Four Years Ended December 31,2018 and Period from April 25, 2014* to December 31, 2014
Morgan Stanley VIF Global Strategist (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Morgan Stanley VIF Growth (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Mid Cap Growth (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF U.S. Real Estate (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
European Equity	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Income Plus	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Limited Duration	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Multi Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
European Equity (Class Y Shares)	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Income Plus (Class Y Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Limited Duration (Class Y Shares)	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Multi Cap Growth (Class Y Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AMT Guardian**	—	—	—	—
AMT Large Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AMT Mid-Cap Growth**	—	—	—	—
Oppenheimer Capital Appreciation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Conservative Balanced	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Discovery Mid Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Global	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Global Strategic Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Main Street	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Main Street Small Cap	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Total Return Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Capital Appreciation (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Conservative Balanced (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Discovery Mid Cap Growth (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Global (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Oppenheimer Global Strategic Income (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer International Growth (SS)**	—	—	—	—
Oppenheimer Main Street (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Main Street Small Cap (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Total Return Bond (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Emerging Markets Bond (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT International Bond (US Dollar-Hedged)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Real Return (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Total Return	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Total Return (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
ProFund VP Consumer Goods**	—	—	—	—
ProFund VP Consumer Services**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	Year Ended December 31, 2017	Four Years Ended December 31, 2017
ProFund VP Mid-Cap Growth**	—	—	—	—
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Telecommunications**	—	—	—	—
ProFund VP Utilities**	—	—	—	—
VT Diversified Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Equity Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT George Putnam Balanced	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Global Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
VT Global Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Global Health Care	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Global Utilities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Growth Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT International Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT International Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT International Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Mortgage Securities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Multi-Cap Core	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Research	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Small Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Small Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Sustainable Future	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Sustainable Leaders	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Rydex NASDAQ-100**	—	—	—	—
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
* Date represents commencement of operation

** Sub-account was available but did not have assets at December 31, 2018 and did not have any activity for the year / period ended December 31, 2018

# represents the date the sub-account ceased operations

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond	AST BlackRock/Loomis Sayles Bond
ASSETS
Investments, at fair value	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378

NET ASSETS
Accumulation Units	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378

FUND SHARE INFORMATION
Number of shares	184,734	85,451	272,943	288	7,498	5,268
Cost of investments	$2,101,014	$993,438	$2,868,154	$2,900	$81,733	$63,869
UNIT VALUE (1)
Lowest	$9.85	$13.18	$12.51	$10.68	$9.12	$11.12
Highest	$15.32	$19.85	$18.48	$12.37	$11.79	$14.28

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2026	AST Bond Portfolio 2027
ASSETS
Investments, at fair value	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364

NET ASSETS
Accumulation Units	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364

FUND SHARE INFORMATION
Number of shares	23,649	21,454	10,238	4,532	41,292	5,330
Cost of investments	$258,295	$284,886	$106,866	$44,044	$426,697	$53,571
UNIT VALUE
Lowest	$10.33	$10.78	$9.27	$9.08	$9.32	$9.35
Highest	$13.73	$12.08	$10.24	$9.89	$9.86	$9.75

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Fidelity Institutional AMSM Quantitative	AST Global Real Estate	AST Goldman Sachs Large-Cap Value	AST Goldman Sachs Mid-Cap Growth
ASSETS
Investments, at fair value	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581

NET ASSETS
Accumulation Units	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581

FUND SHARE INFORMATION
Number of shares	183,391	818	69,278	134	2,468	10,707
Cost of investments	$2,463,579	$6,760	$715,544	$1,057	$63,023	$67,887
UNIT VALUE
Lowest	$12.44	$14.24	$10.54	$11.60	$11.09	$17.30
Highest	$20.30	$29.00	$17.26	$21.48	$21.14	$27.10

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market	AST High Yield	AST Hotchkis & Wiley Large-Cap Value	AST International Growth
ASSETS
Investments, at fair value	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184

NET ASSETS
Accumulation Units	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184

FUND SHARE INFORMATION
Number of shares	25,753	101	237,485	2,744	42	2,586
Cost of investments	$248,606	$1,045	$237,485	$20,507	$907	$31,497
UNIT VALUE
Lowest	$10.93	$18.59	$7.68	$13.63	$11.37	$8.75
Highest	$15.17	$26.87	$9.52	$18.09	$24.41	$17.55

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities	AST Loomis Sayles Large-Cap Growth
ASSETS
Investments, at fair value	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915

NET ASSETS
Accumulation Units	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915

FUND SHARE INFORMATION
Number of shares	1,940	531,982	15,032	3,337	96,791	3,542
Cost of investments	$35,965	$3,861,693	$199,557	$85,260	$1,243,313	$75,855
UNIT VALUE
Lowest	$7.54	$13.57	$12.40	$8.36	$11.19	$17.89
Highest	$14.54	$16.60	$18.47	$15.53	$15.09	$32.37

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity	AST Preservation Asset Allocation
ASSETS
Investments, at fair value	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085

NET ASSETS
Accumulation Units	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085

FUND SHARE INFORMATION
Number of shares	2,399	142	669	11,523	548	256,994
Cost of investments	$27,433	$1,240	$10,805	$146,614	$5,082	$2,784,645
UNIT VALUE
Lowest	$14.12	$18.12	$14.75	$11.83	$7.94	$12.19
Highest	$23.48	$29.09	$27.99	$13.45	$13.89	$15.72

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value
ASSETS
Investments, at fair value	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278

NET ASSETS
Accumulation Units	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278

FUND SHARE INFORMATION
Number of shares	579,302	1,656	60,383	13	1,129	1,149
Cost of investments	$7,129,436	$22,500	$508,135	$563	$11,529	$12,295
UNIT VALUE
Lowest	$11.14	$15.84	$11.12	$17.49	$14.36	$14.04
Highest	$19.33	$31.41	$16.11	$30.12	$27.73	$24.26

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Large-Cap Value	AST T. Rowe Price Natural Resources	AST WEDGE Capital Mid-Cap Value
ASSETS
Investments, at fair value	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514

NET ASSETS
Accumulation Units	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514

FUND SHARE INFORMATION
Number of shares	1,927	106,831	182	1,172	1,738	1,371
Cost of investments	$21,612	$2,020,580	$2,372	$13,298	$42,127	$12,274
UNIT VALUE
Lowest	$9.87	$13.15	$23.09	$9.89	$6.04	$14.18
Highest	$12.12	$19.18	$37.27	$19.53	$12.02	$25.22
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Core Equity
ASSETS
Investments, at fair value	$207,421	$57,629	$64,337,700	$23,924,251	$17,564,570	$49,405,443
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$207,421	$57,629	$64,337,700	$23,924,251	$17,564,570	$49,405,443

NET ASSETS
Accumulation Units	$207,421	$57,629	$62,938,045	$23,771,200	$17,508,982	$47,310,515
Contracts in payout (annuitization) period	—	—	1,399,655	153,051	55,588	2,094,928
Total net assets	$207,421	$57,629	$64,337,700	$23,924,251	$17,564,570	$49,405,443

FUND SHARE INFORMATION
Number of shares	14,354	4,603	1,125,769	1,726,136	1,089,613	1,596,815
Cost of investments	$179,427	$55,486	$48,860,546	$26,346,828	$15,841,408	$45,335,825
UNIT VALUE
Lowest	$10.22	$11.38	$9.64	$19.54	$19.60	$11.70
Highest	$19.15	$13.64	$29.87	$33.79	$28.02	$30.58

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Money Market	Invesco V.I. Government Securities
ASSETS
Investments, at fair value	$5,073,687	$100,091,744	$17,408,896	$18,922,878	$3,460,997	$5,283,852
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$5,073,687	$100,091,744	$17,408,896	$18,922,878	$3,460,997	$5,283,852

NET ASSETS
Accumulation Units	$4,910,998	$98,563,879	$16,927,367	$18,780,719	$3,408,658	$5,170,980
Contracts in payout (annuitization) period	162,689	1,527,865	481,529	142,159	52,339	112,872
Total net assets	$5,073,687	$100,091,744	$17,408,896	$18,922,878	$3,460,997	$5,283,852

FUND SHARE INFORMATION
Number of shares	845,614	4,223,280	1,079,956	2,104,881	3,460,997	470,932
Cost of investments	$5,862,198	$62,669,954	$17,355,766	$17,657,081	$3,460,997	$5,627,654
UNIT VALUE
Lowest	$12.84	$17.14	$11.38	$11.85	$9.38	$12.55
Highest	$17.21	$68.71	$30.84	$28.84	$11.47	$17.50

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index
ASSETS
Investments, at fair value	$9,484,292	$12,103,760	$4,648,022	$7,278,600	$5,411,863	$30,362,000
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$9,484,292	$12,103,760	$4,648,022	$7,278,600	$5,411,863	$30,362,000

NET ASSETS
Accumulation Units	$9,349,259	$11,877,109	$4,525,893	$7,192,664	$5,241,521	$29,966,173
Contracts in payout (annuitization) period	135,033	226,651	122,129	85,936	170,342	395,827
Total net assets	$9,484,292	$12,103,760	$4,648,022	$7,278,600	$5,411,863	$30,362,000

FUND SHARE INFORMATION
Number of shares	1,874,366	367,003	421,016	663,500	1,134,563	1,882,331
Cost of investments	$10,546,419	$8,958,559	$5,767,939	$8,215,325	$5,227,680	$27,333,397
UNIT VALUE
Lowest	$7.36	$13.17	$24.13	$17.10	$19.24	$16.89
Highest	$30.27	$26.09	$26.35	$26.22	$29.19	$23.68

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II	Invesco V.I. Core Equity II
ASSETS
Investments, at fair value	$2,500,252	$4,726,704	$15,162,710	$13,501,577	$54,544,914	$902,623
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$2,500,252	$4,726,704	$15,162,710	$13,501,577	$54,544,914	$902,623

NET ASSETS
Accumulation Units	$2,471,337	$4,622,958	$15,136,923	$13,477,661	$54,299,646	$899,583
Contracts in payout (annuitization) period	28,915	103,746	25,787	23,916	245,268	3,040
Total net assets	$2,500,252	$4,726,704	$15,162,710	$13,501,577	$54,544,914	$902,623

FUND SHARE INFORMATION
Number of shares	114,063	859,401	276,188	984,798	3,396,321	29,440
Cost of investments	$1,800,547	$6,304,529	$10,015,378	$15,120,917	$47,081,730	$844,180
UNIT VALUE
Lowest	$23.54	$13.34	$14.66	$19.21	$16.86	$13.65
Highest	$25.71	$16.39	$28.33	$31.70	$26.54	$19.46

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Money Market II	Invesco V.I. Government Securities II
ASSETS
Investments, at fair value	$106,267	$22,899,333	$19,859,409	$9,396,423	$465,528	$153,196
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$106,267	$22,899,333	$19,859,409	$9,396,423	$465,528	$153,196

NET ASSETS
Accumulation Units	$106,267	$22,795,851	$19,682,946	$9,344,312	$455,368	$153,196
Contracts in payout (annuitization) period	—	103,482	176,463	52,111	10,160	—
Total net assets	$106,267	$22,899,333	$19,859,409	$9,396,423	$465,528	$153,196

FUND SHARE INFORMATION
Number of shares	17,800	972,784	1,238,118	1,045,208	465,528	13,777
Cost of investments	$124,833	$15,739,521	$19,087,123	$8,650,013	$465,528	$167,068
UNIT VALUE
Lowest	$11.83	$15.38	$12.18	$12.00	$7.78	$11.19
Highest	$14.26	$23.31	$23.84	$17.32	$9.39	$13.50

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II
ASSETS
Investments, at fair value	$28,545,940	$5,818,119	$1,390,470	$72,274	$793,488	$5,995,602
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$28,545,940	$5,818,119	$1,390,470	$72,274	$793,488	$5,995,602

NET ASSETS
Accumulation Units	$28,472,173	$5,812,284	$1,390,470	$72,274	$784,294	$5,958,441
Contracts in payout (annuitization) period	73,767	5,835	—	—	9,194	37,161
Total net assets	$28,545,940	$5,818,119	$1,390,470	$72,274	$793,488	$5,995,602

FUND SHARE INFORMATION
Number of shares	1,633,063	1,158,988	42,771	6,625	74,019	1,283,855
Cost of investments	$31,695,998	$6,553,871	$1,311,694	$94,208	$907,989	$6,126,187
UNIT VALUE
Lowest	$21.84	$8.50	$8.81	$20.98	$15.48	$18.03
Highest	$29.07	$21.96	$21.39	$24.66	$21.39	$30.69

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	AB VPS Growth	AB VPS Growth & Income	AB VPS International Value
ASSETS
Investments, at fair value	$39,992,120	$6,454	$2,487,134	$13,313,740	$35,050,307	$5,250,693
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$39,992,120	$6,454	$2,487,134	$13,313,740	$35,050,307	$5,250,693

NET ASSETS
Accumulation Units	$39,765,837	$6,454	$2,479,816	$13,237,307	$34,945,655	$5,248,287
Contracts in payout (annuitization) period	226,283	—	7,318	76,433	104,652	2,406
Total net assets	$39,992,120	$6,454	$2,487,134	$13,313,740	$35,050,307	$5,250,693

FUND SHARE INFORMATION
Number of shares	2,494,830	310	453,030	432,545	1,282,016	427,233
Cost of investments	$33,403,841	$4,778	$3,218,960	$10,370,697	$30,549,353	$6,631,314
UNIT VALUE
Lowest	$15.28	$20.43	$11.22	$13.90	$17.74	$8.10
Highest	$28.24	$24.02	$17.36	$33.86	$28.16	$9.71

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value	American Century VP International	DWS Bond VIP (Class A)	DWS Capital Growth VIP (Class A)
ASSETS
Investments, at fair value	$13,146,125	$7,426,694	$435,317	$5,648	$171,168	$1,210,608
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$13,146,125	$7,426,694	$435,317	$5,648	$171,168	$1,210,608

NET ASSETS
Accumulation Units	$13,130,216	$7,406,860	$435,317	$5,648	$154,620	$1,153,897
Contracts in payout (annuitization) period	15,909	19,834	—	—	16,548	56,711
Total net assets	$13,146,125	$7,426,694	$435,317	$5,648	$171,168	$1,210,608

FUND SHARE INFORMATION
Number of shares	268,782	443,385	30,188	592	32,296	44,393
Cost of investments	$9,461,183	$7,817,677	$362,579	$4,674	$184,293	$1,037,786
UNIT VALUE
Lowest	$13.53	$28.46	$11.65	$17.64	$16.48	$27.26
Highest	$32.30	$35.02	$13.96	$18.03	$16.82	$27.82

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I	Deutsche DWS Variable Series II	Deutsche DWS Variable Series II	Deutsche DWS Variable Series II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	DWS Core Equity VIP (Class A)	DWS CROCI® International VIP (Class A)	DWS Global Small Cap VIP (Class A)	DWS Global Income Builder VIP (Class A)	DWS Government Money Market VIP (Class A)	DWS Small Mid Cap Growth VIP (Class A)
ASSETS
Investments, at fair value	$476,368	$137,718	$589,699	$519,647	$65,979	$288,575
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$476,368	$137,718	$589,699	$519,647	$65,979	$288,575

NET ASSETS
Accumulation Units	$474,927	$123,318	$589,699	$461,885	$52,073	$288,575
Contracts in payout (annuitization) period	1,441	14,400	—	57,762	13,906	—
Total net assets	$476,368	$137,718	$589,699	$519,647	$65,979	$288,575

FUND SHARE INFORMATION
Number of shares	48,461	22,141	66,184	24,362	65,979	22,758
Cost of investments	$495,477	$204,140	$831,461	$542,010	$65,979	$375,063
UNIT VALUE
Lowest	$23.06	$11.22	$31.75	$16.87	$10.08	$20.31
Highest	$23.53	$11.45	$32.40	$17.11	$10.20	$20.59

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Dreyfus Stock Index Fund, Inc.	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Dreyfus Stock Index Fund, Inc. (Initial Shares)	VIF Government Money Market	VIF Growth & Income	Federated Government Money Fund II	VIP Contrafund	VIP Equity-Income
ASSETS
Investments, at fair value	$223,563	$178,268	$16,020	$2,642,433	$3,919,193	$511,787
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$223,563	$178,268	$16,020	$2,642,433	$3,919,193	$511,787

NET ASSETS
Accumulation Units	$221,683	$178,268	$16,020	$2,610,459	$3,901,437	$503,910
Contracts in payout (annuitization) period	1,880	—	—	31,974	17,756	7,877
Total net assets	$223,563	$178,268	$16,020	$2,642,433	$3,919,193	$511,787

FUND SHARE INFORMATION
Number of shares	4,564	178,268	572	2,642,433	121,979	25,125
Cost of investments	$147,670	$178,268	$14,026	$2,642,433	$3,430,909	$523,748
UNIT VALUE
Lowest	$17.04	$8.51	$17.15	$8.52	$23.53	$19.11
Highest	$27.84	$11.29	$25.00	$11.90	$43.16	$24.48

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Government Money Market	VIP Growth	VIP High Income	VIP Index 500	VIP Investment Grade Bond	VIP Overseas
ASSETS
Investments, at fair value	$36,559,063	$2,822,889	$235,890	$2,971,161	$659,095	$438,603
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$36,559,063	$2,822,889	$235,890	$2,971,161	$659,095	$438,603

NET ASSETS
Accumulation Units	$36,223,172	$2,789,432	$235,890	$2,968,992	$659,095	$438,239
Contracts in payout (annuitization) period	335,891	33,457	—	2,169	—	364
Total net assets	$36,559,063	$2,822,889	$235,890	$2,971,161	$659,095	$438,603

FUND SHARE INFORMATION
Number of shares	36,559,063	44,723	47,463	11,769	53,411	22,928
Cost of investments	$36,559,063	$2,257,727	$271,079	$1,788,216	$677,133	$448,986
UNIT VALUE
Lowest	$9.70	$15.10	$15.36	$17.50	$18.40	$11.14
Highest	$10.06	$33.35	$18.59	$21.30	$19.88	$14.77

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)
ASSETS
Investments, at fair value	$23,618,321	$417,117	$2,854,927	$2,736,654	$750,043	$725,666
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$23,618,321	$417,117	$2,854,927	$2,736,654	$750,043	$725,666

NET ASSETS
Accumulation Units	$23,589,686	$417,117	$2,636,557	$2,736,654	$750,043	$725,666
Contracts in payout (annuitization) period	28,635	—	218,370	—	—	—
Total net assets	$23,618,321	$417,117	$2,854,927	$2,736,654	$750,043	$725,666

FUND SHARE INFORMATION
Number of shares	754,338	21,013	233,246	218,932	58,098	65,790
Cost of investments	$22,159,057	$444,803	$2,640,167	$2,502,576	$671,223	$704,327
UNIT VALUE
Lowest	$15.86	$16.92	$12.55	$12.66	$13.11	$11.09
Highest	$32.80	$22.33	$15.04	$15.17	$15.71	$13.29

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)
ASSETS
Investments, at fair value	$46,263,429	$109,322	$3,482,835	$1,219,489	$1,570,499	$10,606,099
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$46,263,429	$109,322	$3,482,835	$1,219,489	$1,570,499	$10,606,099

NET ASSETS
Accumulation Units	$45,823,577	$109,322	$3,481,100	$1,219,489	$1,569,591	$10,606,099
Contracts in payout (annuitization) period	439,852	—	1,735	—	908	—
Total net assets	$46,263,429	$109,322	$3,482,835	$1,219,489	$1,570,499	$10,606,099

FUND SHARE INFORMATION
Number of shares	46,263,429	1,766	183,888	32,554	327,870	42,508
Cost of investments	$46,263,429	$74,093	$2,859,642	$1,119,402	$1,781,243	$8,430,673
UNIT VALUE
Lowest	$8.18	$17.78	$17.59	$23.19	$14.66	$17.02
Highest	$9.82	$26.89	$21.08	$27.79	$23.02	$26.46

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP (Class 2)	Franklin Growth and Income VIP (Class 2)	Franklin Income VIP (Class 2)
ASSETS
Investments, at fair value	$580	$6,782,633	$6,589	$925,863	$16,048,289	$62,568,215
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$580	$6,782,633	$6,589	$925,863	$16,048,289	$62,568,215

NET ASSETS
Accumulation Units	$580	$6,729,228	$6,589	$925,863	$16,006,148	$62,020,592
Contracts in payout (annuitization) period	—	53,405	—	—	42,141	547,623
Total net assets	$580	$6,782,633	$6,589	$925,863	$16,048,289	$62,568,215

FUND SHARE INFORMATION
Number of shares	48	232,123	348	143,322	1,106,016	4,244,791
Cost of investments	$608	$7,377,584	$6,001	$1,176,638	$15,386,203	$64,731,566
UNIT VALUE
Lowest	$15.32	$14.72	$12.62	$19.07	$21.59	$15.61
Highest	$15.32	$24.00	$19.32	$22.85	$27.18	$19.29

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Large Cap Growth VIP (Class 2)	Franklin Mutual Global Discovery VIP (Class 2)	Franklin Mutual Shares VIP (Class 2)	Franklin Small Cap Value VIP (Class 2)	Franklin Small-Mid Cap Growth VIP (Class 2)	Franklin U.S. Government Securities VIP (Class 2)
ASSETS
Investments, at fair value	$14,716,845	$6,692,971	$33,513,199	$14,664,370	$613,144	$8,298,369
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$14,716,845	$6,692,971	$33,513,199	$14,664,370	$613,144	$8,298,369

NET ASSETS
Accumulation Units	$14,592,034	$6,604,624	$33,311,009	$14,601,321	$613,144	$8,124,599
Contracts in payout (annuitization) period	124,811	88,347	202,190	63,049	—	173,770
Total net assets	$14,716,845	$6,692,971	$33,513,199	$14,664,370	$613,144	$8,298,369

FUND SHARE INFORMATION
Number of shares	786,997	394,866	1,926,046	1,004,409	40,285	703,848
Cost of investments	$13,429,087	$7,996,497	$34,601,238	$16,911,746	$712,356	$8,880,088
UNIT VALUE
Lowest	$16.96	$13.47	$15.19	$19.89	$13.63	$10.31
Highest	$20.78	$20.25	$30.77	$37.31	$38.41	$12.71
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Templeton Developing Markets VIP (Class 2)	Templeton Foreign VIP (Class 2)	Templeton Global Bond VIP (Class 2)	Templeton Growth VIP (Class 2)	VIT Large Cap Value	VIT Mid Cap Value
ASSETS
Investments, at fair value	$6,039,389	$31,544,563	$885,577	$458,403	$1,505,089	$1,343,426
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$6,039,389	$31,544,563	$885,577	$458,403	$1,505,089	$1,343,426

NET ASSETS
Accumulation Units	$6,039,389	$31,421,391	$778,027	$448,855	$1,485,630	$1,343,426
Contracts in payout (annuitization) period	—	123,172	107,550	9,548	19,459	—
Total net assets	$6,039,389	$31,544,563	$885,577	$458,403	$1,505,089	$1,343,426

FUND SHARE INFORMATION
Number of shares	707,188	2,476,025	52,619	37,543	196,231	104,222
Cost of investments	$6,579,843	$36,065,054	$879,750	$478,090	$2,014,517	$1,599,071
UNIT VALUE
Lowest	$20.69	$11.95	$20.57	$14.38	$14.24	$17.31
Highest	$33.92	$20.85	$34.08	$22.25	$18.95	$43.59

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Janus Henderson VIT Forty (Institutional Shares)	Lazard Retirement Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I
ASSETS
Investments, at fair value	$3,065,980	$8,680	$2,850,434	$1,633	$116	$474
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$3,065,980	$8,680	$2,850,434	$1,633	$116	$474

NET ASSETS
Accumulation Units	$3,064,599	$8,680	$2,848,712	$1,633	$116	$474
Contracts in payout (annuitization) period	1,381	—	1,722	—	—	—
Total net assets	$3,065,980	$8,680	$2,850,434	$1,633	$116	$474

FUND SHARE INFORMATION
Number of shares	295,659	888	189,650	46	6	27
Cost of investments	$3,753,119	$10,172	$2,744,642	$1,421	$107	$471
UNIT VALUE
Lowest	$16.67	$15.98	$16.72	$34.23	$45.44	$21.11
Highest	$33.69	$25.40	$24.98	$34.23	$45.44	$21.11

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock	MFS Growth
ASSETS
Investments, at fair value	$10,026,397	$2,542,178	$6,557,344	$4,417,974	$7,663,350	$728,239
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$10,026,397	$2,542,178	$6,557,344	$4,417,974	$7,663,350	$728,239

NET ASSETS
Accumulation Units	$9,868,768	$2,531,538	$6,493,687	$4,397,537	$7,627,685	$697,860
Contracts in payout (annuitization) period	157,629	10,640	63,657	20,437	35,665	30,379
Total net assets	$10,026,397	$2,542,178	$6,557,344	$4,417,974	$7,663,350	$728,239

FUND SHARE INFORMATION
Number of shares	904,909	179,914	213,943	421,562	385,869	15,491
Cost of investments	$10,730,818	$2,959,160	$6,325,818	$5,422,699	$8,021,109	$482,317
UNIT VALUE
Lowest	$15.84	$18.46	$15.05	$21.26	$14.48	$14.31
Highest	$19.41	$22.62	$18.44	$26.06	$17.74	$37.66

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond	MFS Utilities	MFS Growth (Service Class)
ASSETS
Investments, at fair value	$707,004	$965,048	$434,413	$863,616	$234,031	$46,887
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$707,004	$965,048	$434,413	$863,616	$234,031	$46,887

NET ASSETS
Accumulation Units	$703,920	$965,048	$433,198	$863,616	$234,031	$46,887
Contracts in payout (annuitization) period	3,084	—	1,215	—	—	—
Total net assets	$707,004	$965,048	$434,413	$863,616	$234,031	$46,887

FUND SHARE INFORMATION
Number of shares	26,137	55,272	17,425	68,270	7,966	1,036
Cost of investments	$557,786	$886,090	$388,204	$861,377	$198,121	$25,097
UNIT VALUE
Lowest	$17.70	$20.63	$15.75	$18.82	$31.63	$20.38
Highest	$22.63	$44.70	$21.73	$20.34	$34.49	$33.66

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust II	Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Investors Trust (Service Class)	MFS New Discovery Series (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)	MFS High Yield	Morgan Stanley VIF Core Plus Fixed Income
ASSETS
Investments, at fair value	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487

NET ASSETS
Accumulation Units	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487

FUND SHARE INFORMATION
Number of shares	4,355	3,902	1,465	15,413	35,603	14,909
Cost of investments	$86,895	$58,527	$27,334	$369,339	$215,501	$157,368
UNIT VALUE
Lowest	$18.09	$20.48	$18.40	$24.22	$18.82	$13.57
Highest	$24.95	$29.59	$27.47	$34.78	$20.34	$18.80

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Emerging Markets Equity	Morgan Stanley VIF Global Infrastructure	Morgan Stanley VIF Global Strategist	Morgan Stanley VIF Growth	Morgan Stanley VIF Mid Cap Growth	Morgan Stanley VIF U.S. Real Estate
ASSETS
Investments, at fair value	$11,441,247	$27,866,807	$45,412,176	$24,575,862	$11,423,015	$11,245,226
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$11,441,247	$27,866,807	$45,412,176	$24,575,862	$11,423,015	$11,245,226

NET ASSETS
Accumulation Units	$11,413,407	$27,171,286	$44,368,923	$24,401,590	$11,317,738	$11,214,366
Contracts in payout (annuitization) period	27,840	695,521	1,043,253	174,272	105,277	30,860
Total net assets	$11,441,247	$27,866,807	$45,412,176	$24,575,862	$11,423,015	$11,245,226

FUND SHARE INFORMATION
Number of shares	789,596	4,098,060	4,610,373	858,695	1,066,575	576,087
Cost of investments	$10,692,243	$33,988,396	$47,131,294	$21,288,293	$11,704,664	$8,932,252
UNIT VALUE
Lowest	$15.96	$15.60	$11.18	$21.59	$28.83	$27.31
Highest	$28.32	$63.68	$60.10	$40.80	$37.02	$53.96

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Emerging Markets Debt (Class II)	Morgan Stanley VIF Emerging Markets Equity (Class II)	Morgan Stanley VIF Global Franchise (Class II)	Morgan Stanley VIF Global Infrastructure (Class II)	Morgan Stanley VIF Global Strategist (Class II)	Morgan Stanley VIF Growth (Class II)
ASSETS
Investments, at fair value	$5,112,309	$2,923,441	$21,327,513	$8,388,342	$15,155,089	$5,196,704
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$5,112,309	$2,923,441	$21,327,513	$8,388,342	$15,155,089	$5,196,704

NET ASSETS
Accumulation Units	$5,112,309	$2,923,441	$21,269,958	$8,328,165	$15,045,098	$5,176,385
Contracts in payout (annuitization) period	—	—	57,555	60,177	109,991	20,319
Total net assets	$5,112,309	$2,923,441	$21,327,513	$8,388,342	$15,155,089	$5,196,704

FUND SHARE INFORMATION
Number of shares	727,213	202,454	1,907,649	1,240,879	1,548,017	192,828
Cost of investments	$5,862,448	$2,902,079	$26,515,795	$10,273,050	$15,635,826	$4,519,455
UNIT VALUE
Lowest	$17.61	$27.15	$25.62	$13.96	$12.09	$31.75
Highest	$26.73	$33.41	$38.88	$30.22	$17.78	$45.19

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Mid Cap Growth (Class II)	Morgan Stanley VIF U.S. Real Estate (Class II)	Income Plus	Multi Cap Growth	Income Plus (Class Y Shares)	Multi Cap Growth (Class Y Shares)
ASSETS
Investments, at fair value	$10,159,258	$19,934,871	$34,949,358	$190,226,536	$37,936,708	$48,920,086
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$10,159,258	$19,934,871	$34,949,358	$190,226,536	$37,936,708	$48,920,086

NET ASSETS
Accumulation Units	$10,118,253	$19,895,008	$34,381,832	$188,945,422	$37,712,495	$48,764,507
Contracts in payout (annuitization) period	41,005	39,863	567,526	1,281,114	224,213	155,579
Total net assets	$10,159,258	$19,934,871	$34,949,358	$190,226,536	$37,936,708	$48,920,086

FUND SHARE INFORMATION
Number of shares	974,977	1,027,571	3,350,849	4,103,247	3,644,256	1,110,054
Cost of investments	$10,505,663	$16,350,281	$36,216,398	$175,193,805	$39,395,753	$45,597,820
UNIT VALUE
Lowest	$17.68	$26.39	$17.67	$26.13	$13.82	$23.54
Highest	$42.18	$37.08	$55.37	$381.35	$21.01	$52.37

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AMT Large Cap Value	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income
ASSETS
Investments, at fair value	$23,856	$2,589,074	$844,298	$519,656	$2,033,955	$1,104,420
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$23,856	$2,589,074	$844,298	$519,656	$2,033,955	$1,104,420

NET ASSETS
Accumulation Units	$23,856	$2,576,890	$825,718	$519,656	$2,033,750	$1,055,673
Contracts in payout (annuitization) period	—	12,184	18,580	—	205	48,747
Total net assets	$23,856	$2,589,074	$844,298	$519,656	$2,033,955	$1,104,420

FUND SHARE INFORMATION
Number of shares	1,636	53,383	58,510	7,570	53,525	237,000
Cost of investments	$24,229	$2,383,413	$792,818	$443,622	$1,793,147	$1,195,330
UNIT VALUE
Lowest	$22.43	$13.53	$12.19	$9.11	$20.23	$3.97
Highest	$24.51	$21.92	$16.39	$22.77	$33.93	$21.39

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street	Oppenheimer Main Street Small Cap	Oppenheimer Total Return Bond	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Discovery Mid Cap Growth (SS)
ASSETS
Investments, at fair value	$1,045,464	$1,090,813	$440,294	$13,260,353	$5,061,276	$4,497,418
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,045,464	$1,090,813	$440,294	$13,260,353	$5,061,276	$4,497,418

NET ASSETS
Accumulation Units	$1,041,823	$1,090,813	$440,294	$13,212,847	$4,864,001	$4,483,746
Contracts in payout (annuitization) period	3,641	—	—	47,506	197,275	13,672
Total net assets	$1,045,464	$1,090,813	$440,294	$13,260,353	$5,061,276	$4,497,418

FUND SHARE INFORMATION
Number of shares	38,995	53,576	58,784	277,529	355,427	69,825
Cost of investments	$923,918	$1,164,464	$537,192	$12,127,025	$5,119,650	$3,956,705
UNIT VALUE
Lowest	$16.19	$37.13	$11.91	$19.06	$12.95	$22.21
Highest	$24.49	$40.13	$12.87	$23.83	$16.30	$27.96

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Oppenheimer Total Return Bond (SS)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
ASSETS
Investments, at fair value	$5,933,471	$27,811,395	$22,301,312	$9,697,945	$9,765,272	$433,892
Due from (to) Allstate Life Insurance Company	—		—	—	—	—
Total assets	$5,933,471	$27,811,395	$22,301,312	$9,697,945	$9,765,272	$433,892

NET ASSETS
Accumulation Units	$5,865,865	$27,613,607	$22,097,913	$9,582,721	$9,695,572	$433,892
Contracts in payout (annuitization) period	67,606	197,788	203,399	115,224	69,700	—
Total net assets	$5,933,471	$27,811,395	$22,301,312	$9,697,945	$9,765,272	$433,892

FUND SHARE INFORMATION
Number of shares	158,099	5,794,041	841,242	484,171	1,321,417	71,247
Cost of investments	$5,068,143	$30,369,296	$19,971,406	$9,578,871	$10,974,502	$1,020,241
UNIT VALUE
Lowest	$26.65	$14.78	$21.65	$30.25	$7.70	$4.22
Highest	$33.55	$18.60	$27.25	$38.08	$9.44	$5.00

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT International Bond (US Dollar-Hedged)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return	PIMCO VIT Total Return (Advisor Shares)	VT Diversified Income
ASSETS
Investments, at fair value	$486,618	$643	$3,122,957	$1,765	$7,146,671	$14,509,152
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$486,618	$643	$3,122,957	$1,765	$7,146,671	$14,509,152

NET ASSETS
Accumulation Units	$486,618	$643	$3,108,397	$1,765	$7,146,671	$14,460,215
Contracts in payout (annuitization) period	—	—	14,560	—	—	48,937
Total net assets	$486,618	$643	$3,122,957	$1,765	$7,146,671	$14,509,152

FUND SHARE INFORMATION
Number of shares	40,518	59	263,541	168	681,934	2,488,705
Cost of investments	$538,791	$615	$3,325,239	$1,812	$7,385,790	$18,037,589
UNIT VALUE
Lowest	$13.95	$18.38	$11.27	$17.33	$12.97	$14.43
Highest	$16.49	$18.38	$13.32	$17.33	$15.34	$22.12

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities
ASSETS
Investments, at fair value	$137,308,212	$37,341,164	$14,792,177	$10,889,665	$18,552,014	$6,659,893
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$137,308,212	$37,341,164	$14,792,177	$10,889,665	$18,552,014	$6,659,893

NET ASSETS
Accumulation Units	$136,494,074	$37,042,268	$14,729,692	$10,858,952	$18,494,546	$6,630,694
Contracts in payout (annuitization) period	814,138	298,896	62,485	30,713	57,468	29,199
Total net assets	$137,308,212	$37,341,164	$14,792,177	$10,889,665	$18,552,014	$6,659,893

FUND SHARE INFORMATION
Number of shares	5,938,937	3,295,778	963,660	644,740	1,380,358	604,895
Cost of investments	$119,978,454	$32,250,053	$15,149,197	$9,536,933	$18,951,676	$7,859,014
UNIT VALUE
Lowest	$9.95	$14.33	$15.27	$7.55	$19.71	$12.35
Highest	$33.28	$18.98	$24.54	$18.24	$30.46	$25.76

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Government Money Market	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity	VT International Growth
ASSETS
Investments, at fair value	$32,507,726	$86,740,878	$18,793,784	$42,591,610	$43,311,246	$7,361,497
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$32,507,726	$86,740,878	$18,793,784	$42,591,610	$43,311,246	$7,361,497

NET ASSETS
Accumulation Units	$32,329,452	$86,381,620	$18,674,967	$42,159,490	$43,043,443	$7,343,609
Contracts in payout (annuitization) period	178,274	359,258	118,817	432,120	267,803	17,888
Total net assets	$32,507,726	$86,740,878	$18,793,784	$42,591,610	$43,311,246	$7,361,497

FUND SHARE INFORMATION
Number of shares	32,507,726	9,063,833	3,201,667	3,980,524	3,558,853	419,220
Cost of investments	$32,507,726	$70,277,856	$21,116,819	$46,264,996	$51,062,428	$6,700,496
UNIT VALUE
Lowest	$7.64	$9.23	$16.31	$13.28	$8.45	$6.40
Highest	$11.38	$29.55	$26.30	$21.50	$18.59	$14.54

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Value	VT Mortgage Securities	VT Multi-Cap Core	VT Research	VT Small Cap Growth	VT Small Cap Value
ASSETS
Investments, at fair value	$7,775,007	$9,647,014	$38,963,966	$17,870,747	$2,727,053	$24,085,830
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$7,775,007	$9,647,014	$38,963,966	$17,870,747	$2,727,053	$24,085,830

NET ASSETS
Accumulation Units	$7,753,935	$9,459,138	$38,817,047	$17,770,651	$2,727,053	$24,045,974
Contracts in payout (annuitization) period	21,072	187,876	146,919	100,096	—	39,856
Total net assets	$7,775,007	$9,647,014	$38,963,966	$17,870,747	$2,727,053	$24,085,830

FUND SHARE INFORMATION
Number of shares	830,663	1,050,873	2,311,030	701,089	203,360	2,718,491
Cost of investments	$10,075,322	$11,439,557	$29,616,107	$9,182,742	$3,348,650	$36,801,156
UNIT VALUE
Lowest	$10.30	$8.82	$10.98	$13.96	$20.11	$18.11
Highest	$16.20	$19.19	$28.73	$29.53	$29.17	$39.40
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
	Sub-Account	Sub-Account	Sub-Account
	VT Sustainable Future	VT Sustainable Leaders	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
ASSETS
Investments, at fair value	$5,023,094	$63,087,131	$9,544
Due from (to) Allstate Life Insurance Company	—	—	—
Total assets	$5,023,094	$63,087,131	$9,544

NET ASSETS
Accumulation Units	$5,023,094	$62,953,205	$9,544
Contracts in payout (annuitization) period	—	133,926	—
Total net assets	$5,023,094	$63,087,131	$9,544

FUND SHARE INFORMATION
Number of shares	298,816	1,887,706	311
Cost of investments	$4,712,027	$47,898,601	$10,169
UNIT VALUE
Lowest	$23.62	$9.44	$11.47
Highest	$33.66	$35.36	$22.34

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond	AST BlackRock/Loomis Sayles Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(56,960)	(27,113)	(76,334)	(184)	(956)	(831)
Administrative expense	(5,158)	(2,830)	(8,893)	(17)	(129)	(110)
Net investment income (loss)	(62,118)	(29,943)	(85,227)	(201)	(1,085)	(941)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,339,822	770,971	2,170,496	96,149	17,361	4,627
Cost of investments sold	1,043,836	471,518	1,238,979	95,390	17,617	4,217
Realized gains (losses) on fund
shares	295,986	299,453	931,517	759	(256)	410
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	295,986	299,453	931,517	759	(256)	410
Change in unrealized gains
(losses)	(555,974)	(390,438)	(1,157,535)	(233)	816	(955)
Net realized and change in
unrealized gains (losses) on
investments	(259,988)	(90,985)	(226,018)	526	560	(545)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(322,106)	$(120,928)	$(311,245)	$325	$(525)	$(1,486)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2018*	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2026
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,696)	(5,106)	(1,726)	(1,206)	(650)	(10,820)
Administrative expense	(289)	(431)	(184)	(135)	(73)	(1,069)
Net investment income (loss)	(2,985)	(5,537)	(1,910)	(1,341)	(723)	(11,889)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	350,644	61,542	2,897	1,394	758	777,648
Cost of investments sold	302,535	65,182	2,870	1,287	698	798,325
Realized gains (losses) on fund
shares	48,109	(3,640)	27	107	60	(20,677)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	48,109	(3,640)	27	107	60	(20,677)
Change in unrealized gains
(losses)	(46,877)	4,889	6,453	1,484	(400)	8,785
Net realized and change in
unrealized gains (losses) on
investments	1,232	1,249	6,480	1,591	(340)	(11,892)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,753)	$(4,288)	$4,570	$250	$(1,063)	$(23,781)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2027	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Fidelity Institutional AMSM Quantitative*	AST Global Real Estate	AST Goldman Sachs Large-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,497)	(59,242)	(140)	(15,950)	(26)	(1,160)
Administrative expense	(137)	(5,873)	(14)	(1,808)	(3)	(117)
Net investment income (loss)	(1,634)	(65,115)	(154)	(17,758)	(29)	(1,277)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	148,339	2,194,687	976	333,478	401	2,175
Cost of investments sold	152,005	1,555,438	819	258,981	190	1,803
Realized gains (losses) on fund
shares	(3,666)	639,249	157	74,497	211	372
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(3,666)	639,249	157	74,497	211	372
Change in unrealized gains
(losses)	1,162	(813,587)	(636)	(164,543)	(293)	(6,926)
Net realized and change in
unrealized gains (losses) on
investments	(2,504)	(174,338)	(479)	(90,046)	(82)	(6,554)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(4,138)	$(239,453)	$(633)	$(107,804)	$(111)	$(7,831)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Mid-Cap Growth	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market	AST High Yield	AST Hotchkis & Wiley Large-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$3,765	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,243)	(4,964)	(36)	(4,729)	(273)	(13)
Administrative expense	(172)	(572)	(4)	(457)	(43)	(3)
Net investment income (loss)	(1,415)	(5,536)	(40)	(1,421)	(316)	(16)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	26,721	35,161	198	548,236	769	17
Cost of investments sold	17,388	27,673	85	548,236	566	12
Realized gains (losses) on fund
shares	9,333	7,488	113	—	203	5
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	9,333	7,488	113	—	203	5
Change in unrealized gains
(losses)	(12,578)	(34,254)	(447)	—	(749)	(184)
Net realized and change in
unrealized gains (losses) on
investments	(3,245)	(26,766)	(334)	—	(546)	(179)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(4,660)	$(32,302)	$(374)	$(1,421)	$(862)	$(195)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Growth	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(501)	(480)	(29,457)	(2,574)	(1,662)	(31,788)
Administrative expense	(70)	(64)	(3,261)	(333)	(153)	(3,351)
Net investment income (loss)	(571)	(544)	(32,718)	(2,907)	(1,815)	(35,139)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,294	7,106	669,125	135,913	8,318	939,003
Cost of investments sold	5,254	6,180	646,259	128,743	6,595	741,380
Realized gains (losses) on fund
shares	1,040	926	22,866	7,170	1,723	197,623
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	1,040	926	22,866	7,170	1,723	197,623
Change in unrealized gains
(losses)	(7,087)	(7,602)	18,210	(25,195)	(19,707)	(304,001)
Net realized and change in
unrealized gains (losses) on
investments	(6,047)	(6,676)	41,076	(18,025)	(17,984)	(106,378)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,618)	$(7,220)	$8,358	$(20,932)	$(19,799)	$(141,517)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Loomis Sayles Large-Cap Growth	AST Lord Abbett Core Fixed Income*	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,429)	(353)	(506)	(38)	(279)	(3,547)
Administrative expense	(291)	(52)	(80)	(6)	(35)	(277)
Net investment income (loss)	(2,720)	(405)	(586)	(44)	(314)	(3,824)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	19,360	48,804	11,287	701	2,902	19,853
Cost of investments sold	8,965	41,035	6,333	244	2,136	17,190
Realized gains (losses) on fund
shares	10,395	7,769	4,954	457	766	2,663
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	10,395	7,769	4,954	457	766	2,663
Change in unrealized gains
(losses)	(14,420)	(8,557)	(9,657)	(351)	(4,578)	(17,401)
Net realized and change in
unrealized gains (losses) on
investments	(4,025)	(788)	(4,703)	106	(3,812)	(14,738)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,745)	$(1,193)	$(5,289)	$62	$(4,126)	$(18,562)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Parametric Emerging Markets Equity	AST Preservation Asset Allocation	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends	AST Small-Cap Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(80)	(65,859)	(165,481)	(534)	(20,442)	(9)
Administrative expense	(8)	(7,488)	(18,133)	(82)	(1,929)	(1)
Net investment income (loss)	(88)	(73,347)	(183,614)	(616)	(22,371)	(10)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	459	2,253,463	4,652,467	12,637	537,019	961
Cost of investments sold	411	1,657,152	3,470,465	7,341	337,743	821
Realized gains (losses) on fund
shares	48	596,311	1,182,002	5,296	199,276	140
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	48	596,311	1,182,002	5,296	199,276	140
Change in unrealized gains
(losses)	(817)	(705,263)	(1,977,070)	(9,245)	(284,253)	(157)
Net realized and change in
unrealized gains (losses) on
investments	(769)	(108,952)	(795,068)	(3,949)	(84,977)	(17)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(857)	$(182,299)	$(978,682)	$(4,565)	$(107,348)	$(27)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Small-Cap Growth Opportunities	AST Small-Cap Value	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Large-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(259)	(368)	(278)	(59,085)	(74)	(221)
Administrative expense	(36)	(49)	(33)	(5,857)	(10)	(27)
Net investment income (loss)	(295)	(417)	(311)	(64,942)	(84)	(248)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,194	1,424	1,986	1,431,394	1,414	1,296
Cost of investments sold	2,256	1,018	1,979	1,011,319	1,102	1,150
Realized gains (losses) on fund
shares	938	406	7	420,075	312	146
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	938	406	7	420,075	312	146
Change in unrealized gains
(losses)	(3,211)	(6,011)	444	(606,345)	(20)	(1,855)
Net realized and change in
unrealized gains (losses) on
investments	(2,273)	(5,605)	451	(186,270)	292	(1,709)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,568)	$(6,022)	$140	$(251,212)	$208	$(1,957)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST T. Rowe Price Natural Resources	AST WEDGE Capital Mid-Cap Value	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond*	Invesco V.I. American Franchise	Invesco V.I. American Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$144,649
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(510)	(473)	(3,376)	(239)	(1,067,628)	(488,579)
Administrative expense	(63)	(52)	(352)	(39)	(77,665)	(34,270)
Net investment income (loss)	(573)	(525)	(3,728)	(278)	(1,145,293)	(378,200)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,105	525	28,046	2,409	13,561,761	5,960,920
Cost of investments sold	6,290	193	25,777	2,317	8,503,833	4,949,185
Realized gains (losses) on fund
shares	(185)	332	2,269	92	5,057,928	1,011,735
Realized gain distributions	—	—	—	—	4,718,329	4,139,646
Net realized gains (losses)	(185)	332	2,269	92	9,776,257	5,151,381
Change in unrealized gains
(losses)	(6,497)	(6,186)	(13,729)	64	(11,314,813)	(8,600,431)
Net realized and change in
unrealized gains (losses) on
investments	(6,682)	(5,854)	(11,460)	156	(1,538,556)	(3,449,050)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(7,255)	$(6,379)	$(15,188)	$(122)	$(2,683,849)	$(3,827,250)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$367,292	$515,341	$193,284	$2,694,086	$446,288	$252,450
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(301,178)	(787,765)	(72,723)	(1,521,159)	(274,367)	(319,625)
Administrative expense	(21,952)	(59,200)	(5,518)	(110,178)	(20,183)	(23,709)
Net investment income (loss)	44,162	(331,624)	115,043	1,062,749	151,738	(90,884)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,874,575	10,814,495	1,399,066	20,248,755	4,415,479	4,701,352
Cost of investments sold	3,393,302	8,202,630	1,561,300	10,826,248	3,740,333	3,730,542
Realized gains (losses) on fund
shares	1,481,273	2,611,865	(162,234)	9,422,507	675,146	970,810
Realized gain distributions	2,087,370	3,690,921	—	3,868,186	877,400	—
Net realized gains (losses)	3,568,643	6,302,786	(162,234)	13,290,693	1,552,546	970,810
Change in unrealized gains
(losses)	(6,335,734)	(11,846,607)	(173,543)	(24,394,107)	(3,831,991)	(4,720,287)
Net realized and change in
unrealized gains (losses) on
investments	(2,767,091)	(5,543,821)	(335,777)	(11,103,414)	(2,279,445)	(3,749,477)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,722,929)	$(5,875,445)	$(220,734)	$(10,040,665)	$(2,127,707)	$(3,840,361)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$51,553	$115,695	$513,900	$290,015	$89,508	$43,039
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(43,838)	(71,576)	(138,078)	(192,061)	(72,901)	(118,238)
Administrative expense	(3,370)	(5,613)	(9,837)	(14,672)	(5,411)	(8,641)
Net investment income (loss)	4,345	38,506	365,985	83,282	11,196	(83,840)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	749,366	1,574,375	2,248,006	2,889,286	830,692	1,142,644
Cost of investments sold	749,366	1,680,716	2,329,319	1,801,983	880,564	1,031,774
Realized gains (losses) on fund
shares	—	(106,341)	(81,313)	1,087,303	(49,872)	110,870
Realized gain distributions	—	—	—	98,215	180,593	1,191,061
Net realized gains (losses)	—	(106,341)	(81,313)	1,185,518	130,721	1,301,931
Change in unrealized gains
(losses)	—	6,586	(764,921)	(3,679,766)	(793,165)	(2,292,222)
Net realized and change in
unrealized gains (losses) on
investments	—	(99,755)	(846,234)	(2,494,248)	(662,444)	(990,291)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,345	$(61,249)	$(480,249)	$(2,410,966)	$(651,248)	$(1,074,131)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$509,651	$—	$19,117	$—	$31,722
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(82,944)	(476,105)	(39,037)	(80,194)	(312,169)	(254,778)
Administrative expense	(6,384)	(33,833)	(2,980)	(6,120)	(28,751)	(32,419)
Net investment income (loss)	(89,328)	(287)	(42,017)	(67,197)	(340,920)	(255,475)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,322,631	7,534,019	472,415	1,034,572	4,629,609	3,553,600
Cost of investments sold	995,933	5,459,632	292,895	1,042,924	2,583,862	2,982,417
Realized gains (losses) on fund
shares	326,698	2,074,387	179,520	(8,352)	2,045,747	571,183
Realized gain distributions	666,975	2,517,940	131,848	613,327	1,199,420	2,288,019
Net realized gains (losses)	993,673	4,592,327	311,368	604,975	3,245,167	2,859,202
Change in unrealized gains
(losses)	(1,261,345)	(6,506,370)	(282,276)	(1,751,548)	(3,588,422)	(4,721,503)
Net realized and change in
unrealized gains (losses) on
investments	(267,672)	(1,914,043)	29,092	(1,146,573)	(343,255)	(1,862,301)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(357,000)	$(1,914,330)	$(12,925)	$(1,213,770)	$(684,175)	$(2,117,776)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Comstock II	Invesco V.I. Core Equity II	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II
NET INVESTMENT INCOME (LOSS)
Dividends	$947,522	$—	$3,699	$552,787	$459,457	$91,157
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,093,815)	(18,069)	(1,710)	(433,010)	(370,397)	(187,883)
Administrative expense	(107,251)	(1,816)	(108)	(33,873)	(39,446)	(15,313)
Net investment income (loss)	(253,544)	(19,885)	1,881	85,904	49,614	(112,039)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	14,469,824	185,515	2,069	4,845,993	4,714,188	1,822,558
Cost of investments sold	9,580,241	151,797	2,370	2,876,274	3,824,114	1,424,925
Realized gains (losses) on fund
shares	4,889,583	33,718	(301)	1,969,719	890,074	397,633
Realized gain distributions	6,517,217	69,661	—	886,950	1,020,839	—
Net realized gains (losses)	11,406,800	103,379	(301)	2,856,669	1,910,913	397,633
Change in unrealized gains
(losses)	(19,869,093)	(200,852)	(6,323)	(5,400,403)	(4,527,136)	(2,235,260)
Net realized and change in
unrealized gains (losses) on
investments	(8,462,293)	(97,473)	(6,624)	(2,543,734)	(2,616,223)	(1,837,627)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(8,715,837)	$(117,358)	$(4,743)	$(2,457,830)	$(2,566,609)	$(1,949,666)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Money Market II	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II
NET INVESTMENT INCOME (LOSS)
Dividends	$6,242	$3,001	$616,700	$303,227	$30,454	$1,211
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(6,856)	(2,667)	(541,615)	(104,754)	(26,819)	(1,225)
Administrative expense	(490)	(156)	(69,244)	(8,828)	(3,128)	(82)
Net investment income (loss)	(1,104)	178	5,841	189,645	507	(96)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	71,610	15,909	8,550,665	1,115,212	486,722	10,992
Cost of investments sold	71,610	17,236	7,585,194	1,182,457	414,240	12,347
Realized gains (losses) on fund
shares	—	(1,327)	965,471	(67,245)	72,482	(1,355)
Realized gain distributions	—	—	3,241,942	—	11,946	2,903
Net realized gains (losses)	—	(1,327)	4,207,413	(67,245)	84,428	1,548
Change in unrealized gains
(losses)	—	(1,325)	(9,301,320)	(462,208)	(381,943)	(11,995)
Net realized and change in
unrealized gains (losses) on
investments	—	(2,652)	(5,093,907)	(529,453)	(297,515)	(10,447)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,104)	$(2,474)	$(5,088,066)	$(339,808)	$(297,008)	$(10,543)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	AB VPS Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$1,076	$—	$580,731	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(15,248)	(112,257)	(760,594)	(107)	(47,097)	(231,532)
Administrative expense	(1,553)	(10,339)	(64,852)	(7)	(5,529)	(20,933)
Net investment income (loss)	(15,725)	(122,596)	(244,715)	(114)	(52,626)	(252,465)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	154,619	1,415,918	9,662,659	410	459,760	2,621,690
Cost of investments sold	146,892	1,168,385	6,736,770	256	448,980	1,701,877
Realized gains (losses) on fund
shares	7,727	247,533	2,925,889	154	10,780	919,813
Realized gain distributions	137,863	763,468	3,458,129	346	310,600	1,862,413
Net realized gains (losses)	145,590	1,011,001	6,384,018	500	321,380	2,782,226
Change in unrealized gains
(losses)	(249,831)	(1,328,034)	(8,843,846)	(506)	(898,510)	(2,106,171)
Net realized and change in
unrealized gains (losses) on
investments	(104,241)	(317,033)	(2,459,828)	(6)	(577,130)	676,055

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(119,966)	$(439,629)	$(2,704,543)	$(120)	$(629,756)	$423,590

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Growth & Income	AB VPS International Value	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value	American Century VP International
NET INVESTMENT INCOME (LOSS)
Dividends	$297,551	$70,973	$—	$21,037	$5,473	$85
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(644,863)	(99,798)	(238,257)	(147,919)	(8,975)	(91)
Administrative expense	(46,446)	(12,411)	(17,436)	(18,265)	(1,062)	(7)
Net investment income (loss)	(393,758)	(41,236)	(255,693)	(145,147)	(4,564)	(13)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	7,087,684	1,096,483	2,978,375	2,251,843	106,750	103
Cost of investments sold	5,136,037	1,117,390	1,828,460	1,889,410	76,335	70
Realized gains (losses) on fund
shares	1,951,647	(20,907)	1,149,915	362,433	30,415	33
Realized gain distributions	4,523,054	—	1,722,923	748,735	—	438
Net realized gains (losses)	6,474,701	(20,907)	2,872,838	1,111,168	30,415	471
Change in unrealized gains
(losses)	(8,835,648)	(1,583,195)	(2,392,285)	(2,483,558)	(116,140)	(1,568)
Net realized and change in
unrealized gains (losses) on
investments	(2,360,947)	(1,604,102)	480,553	(1,372,390)	(85,725)	(1,097)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,754,705)	$(1,645,338)	$224,860	$(1,517,537)	$(90,289)	$(1,110)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series II*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	DWS Bond VIP (Class A)*	DWS Capital Growth VIP (Class A)*	DWS Core Equity VIP (Class A)*	DWS CROCI® International VIP (Class A)*	DWS Global Small Cap VIP (Class A)*	DWS Global Income Builder VIP (Class A)*
NET INVESTMENT INCOME (LOSS)
Dividends	$8,461	$10,545	$10,965	$1,818	$2,185	$36,874
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(729)	(5,950)	(2,440)	(697)	(3,192)	(3,523)
Administrative expense	(545)	(4,358)	(1,745)	(495)	(2,299)	(2,566)
Net investment income (loss)	7,187	237	6,780	626	(3,306)	30,785

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	30,866	240,898	142,411	21,312	104,604	464,601
Cost of investments sold	32,693	184,035	128,649	27,215	118,673	443,674
Realized gains (losses) on fund
shares	(1,827)	56,863	13,762	(5,903)	(14,069)	20,927
Realized gain distributions	—	134,037	163,636	—	102,967	89,287
Net realized gains (losses)	(1,827)	190,900	177,398	(5,903)	88,898	110,214
Change in unrealized gains
(losses)	(11,767)	(204,989)	(211,241)	(19,218)	(242,084)	(188,004)
Net realized and change in
unrealized gains (losses) on
investments	(13,594)	(14,089)	(33,843)	(25,121)	(153,186)	(77,790)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,407)	$(13,852)	$(27,063)	$(24,495)	$(156,492)	$(47,005)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Deutsche DWS Variable Series II*	Deutsche DWS Variable Series II*	Dreyfus Stock Index Fund, Inc.	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	DWS Government Money Market VIP (Class A)*	DWS Small Mid Cap Growth VIP (Class A)*	Dreyfus Stock Index Fund, Inc. (Initial Shares)	VIF Government Money Market	VIF Growth & Income	Federated Government Money Fund II
NET INVESTMENT INCOME (LOSS)
Dividends	$1,148	$—	$4,114	$2,360	$172	$36,099
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(372)	(1,503)	(3,293)	(2,410)	(281)	(38,335)
Administrative expense	(269)	(1,093)	(249)	(189)	(21)	(2,940)
Net investment income (loss)	507	(2,596)	572	(239)	(130)	(5,176)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	79,287	87,814	9,316	55,036	5,462	456,618
Cost of investments sold	79,287	72,420	5,653	55,036	4,328	456,618
Realized gains (losses) on fund
shares	—	15,394	3,663	—	1,134	—
Realized gain distributions	—	114,579	5,549	—	2,031	—
Net realized gains (losses)	—	129,973	9,212	—	3,165	—
Change in unrealized gains
(losses)	—	(173,456)	(23,980)	—	(3,874)	—
Net realized and change in
unrealized gains (losses) on
investments	—	(43,483)	(14,768)	—	(709)	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$507	$(46,079)	$(14,196)	$(239)	$(839)	$(5,176)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Contrafund	VIP Equity-Income	VIP Government Money Market	VIP Growth	VIP High Income	VIP Index 500
NET INVESTMENT INCOME (LOSS)
Dividends	$31,236	$12,865	$388,191	$7,817	$14,888	$61,722
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(56,090)	(7,705)	(305,552)	(42,131)	(3,466)	(43,919)
Administrative expense	(4,460)	(578)	(22,315)	(3,295)	(283)	(3,413)
Net investment income (loss)	(29,314)	4,582	60,324	(37,609)	11,139	14,390

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	257,319	39,234	11,385,443	481,827	125,788	500,325
Cost of investments sold	191,778	36,980	11,385,443	344,913	134,242	259,159
Realized gains (losses) on fund
shares	65,541	2,254	—	136,914	(8,454)	241,166
Realized gain distributions	377,103	26,339	—	462,525	—	16,355
Net realized gains (losses)	442,644	28,593	—	599,439	(8,454)	257,521
Change in unrealized gains
(losses)	(735,837)	(88,352)	—	(583,818)	(14,808)	(440,516)
Net realized and change in
unrealized gains (losses) on
investments	(293,193)	(59,759)	—	15,621	(23,262)	(182,995)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(322,507)	$(55,177)	$60,324	$(21,988)	$(12,123)	$(168,605)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Investment Grade Bond	VIP Overseas	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$16,563	$8,003	$122,084	$9,638	$42,726	$39,829
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,984)	(7,567)	(417,253)	(6,947)	(44,157)	(45,754)
Administrative expense	(686)	(573)	(54,619)	(469)	(5,902)	(5,872)
Net investment income (loss)	7,893	(137)	(349,788)	2,222	(7,333)	(11,797)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	59,727	106,138	6,317,367	29,189	468,821	449,513
Cost of investments sold	60,838	91,315	5,273,001	28,273	393,265	389,459
Realized gains (losses) on fund
shares	(1,111)	14,823	1,044,366	916	75,556	60,054
Realized gain distributions	4,321	—	2,644,024	22,111	88,811	93,154
Net realized gains (losses)	3,210	14,823	3,688,390	23,027	164,367	153,208
Change in unrealized gains
(losses)	(24,224)	(105,139)	(5,343,569)	(71,931)	(330,313)	(381,840)
Net realized and change in
unrealized gains (losses) on
investments	(21,014)	(90,316)	(1,655,179)	(48,904)	(165,946)	(228,632)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(13,121)	$(90,453)	$(2,004,967)	$(46,682)	$(173,279)	$(240,429)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$10,187	$11,142	$450,602	$53	$8,579	$1,505
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(19,083)	(11,537)	(500,489)	(1,963)	(66,393)	(23,997)
Administrative expense	(2,509)	(1,487)	(48,440)	(130)	(8,209)	(3,164)
Net investment income (loss)	(11,405)	(1,882)	(98,327)	(2,040)	(66,023)	(25,656)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	835,444	179,934	10,064,963	16,657	1,136,906	723,183
Cost of investments sold	666,364	168,567	10,064,963	9,947	836,368	653,377
Realized gains (losses) on fund
shares	169,080	11,367	—	6,710	300,538	69,806
Realized gain distributions	34,231	8,896	—	18,198	259,515	95,398
Net realized gains (losses)	203,311	20,263	—	24,908	560,053	165,204
Change in unrealized gains
(losses)	(280,851)	(49,234)	—	(23,647)	(907,614)	9,885
Net realized and change in
unrealized gains (losses) on
investments	(77,540)	(28,971)	—	1,261	(347,561)	175,089

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(88,945)	$(30,853)	$(98,327)	$(779)	$(413,584)	$149,433

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP (Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$97,240	$189,889	$13	$34,847	$102	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(27,840)	(190,588)	(8)	(131,378)	(126)	(18,373)
Administrative expense	(3,332)	(24,107)	—	(16,991)	(6)	(2,316)
Net investment income (loss)	66,068	(24,806)	5	(113,522)	(30)	(20,689)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	510,955	4,123,222	11	1,913,685	528	516,431
Cost of investments sold	542,408	2,855,181	13	1,739,369	446	573,957
Realized gains (losses) on fund
shares	(31,453)	1,268,041	(2)	174,316	82	(57,526)
Realized gain distributions	—	68,101	4	817,023	—	210,043
Net realized gains (losses)	(31,453)	1,336,142	2	991,339	82	152,517
Change in unrealized gains
(losses)	(128,216)	(1,992,626)	(20)	(2,187,155)	(1,364)	(92,758)
Net realized and change in
unrealized gains (losses) on
investments	(159,669)	(656,484)	(18)	(1,195,816)	(1,282)	59,759

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(93,601)	$(681,290)	$(13)	$(1,309,338)	$(1,312)	$39,070

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Growth and Income VIP (Class 2)	Franklin Income VIP (Class 2)	Franklin Large Cap Growth VIP (Class 2)	Franklin Mutual Global Discovery VIP (Class 2)	Franklin Mutual Shares VIP (Class 2)	Franklin Small Cap Value VIP (Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$456,183	$3,443,254	$—	$185,704	$939,870	$164,773
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(270,062)	(1,039,319)	(269,972)	(116,646)	(601,301)	(268,661)
Administrative expense	(35,872)	(115,682)	(35,542)	(15,656)	(70,141)	(32,820)
Net investment income (loss)	150,249	2,288,253	(305,514)	53,402	268,428	(136,708)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,466,739	12,924,150	6,176,238	1,637,337	8,643,238	3,938,977
Cost of investments sold	3,094,201	12,502,410	4,866,476	1,704,090	7,692,154	3,740,481
Realized gains (losses) on fund
shares	372,538	421,740	1,309,762	(66,753)	951,084	198,496
Realized gain distributions	503,186	—	1,488,751	98,388	1,463,493	2,806,123
Net realized gains (losses)	875,724	421,740	2,798,513	31,635	2,414,577	3,004,619
Change in unrealized gains
(losses)	(2,097,046)	(6,655,420)	(2,481,868)	(1,064,693)	(6,657,654)	(5,378,514)
Net realized and change in
unrealized gains (losses) on
investments	(1,221,322)	(6,233,680)	316,645	(1,033,058)	(4,243,077)	(2,373,895)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,071,073)	$(3,945,427)	$11,131	$(979,656)	$(3,974,649)	$(2,510,603)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Small-Mid Cap Growth VIP (Class 2)	Franklin U.S. Government Securities VIP (Class 2)	Templeton Developing Markets VIP (Class 2)	Templeton Foreign VIP (Class 2)	Templeton Global Bond VIP (Class 2)	Templeton Growth VIP (Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$230,880	$62,424	$1,023,694	$—	$12,121
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(9,761)	(121,104)	(109,309)	(567,362)	(12,967)	(8,103)
Administrative expense	(1,245)	(16,416)	(13,913)	(65,177)	(1,350)	(615)
Net investment income (loss)	(11,006)	93,360	(60,798)	391,155	(14,317)	3,403

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	50,798	2,453,225	1,527,459	7,760,790	140,742	147,947
Cost of investments sold	50,195	2,645,956	1,497,740	7,712,255	140,190	129,100
Realized gains (losses) on fund
shares	603	(192,731)	29,719	48,535	552	18,847
Realized gain distributions	70,396	—	—	—	—	51,332
Net realized gains (losses)	70,999	(192,731)	29,719	48,535	552	70,179
Change in unrealized gains
(losses)	(103,335)	(30,169)	(1,293,261)	(7,036,186)	17,723	(166,624)
Net realized and change in
unrealized gains (losses) on
investments	(32,336)	(222,900)	(1,263,542)	(6,987,651)	18,275	(96,445)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(43,342)	$(129,540)	$(1,324,340)	$(6,596,496)	$3,958	$(93,042)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Large Cap Value	VIT Mid Cap Value	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Janus Henderson VIT Forty (Institutional Shares)*
NET INVESTMENT INCOME (LOSS)
Dividends	$21,663	$20,776	$16,894	$43	$39,280	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(29,370)	(26,243)	(59,414)	(147)	(52,875)	(39)
Administrative expense	(3,604)	(3,460)	(7,258)	(10)	(6,594)	(3)
Net investment income (loss)	(11,311)	(8,927)	(49,778)	(114)	(20,189)	(42)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	616,250	641,712	1,090,352	398	788,461	13,479
Cost of investments sold	699,626	601,520	996,216	257	557,132	9,186
Realized gains (losses) on fund
shares	(83,376)	40,192	94,136	141	231,329	4,293
Realized gain distributions	92,827	188,420	506,230	4,327	460,271	259
Net realized gains (losses)	9,451	228,612	600,366	4,468	691,600	4,552
Change in unrealized gains
(losses)	(154,794)	(406,584)	(845,423)	(4,585)	(884,902)	(3,468)
Net realized and change in
unrealized gains (losses) on
investments	(145,343)	(177,972)	(245,057)	(117)	(193,302)	1,084

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(156,654)	$(186,899)	$(294,835)	$(231)	$(213,491)	$1,042

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Lazard Retirement Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$2	$8	$463,652	$43,227	$100,797	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1)	(7)	(164,694)	(46,314)	(113,853)	(73,467)
Administrative expense	—	—	(21,921)	(6,023)	(15,117)	(10,007)
Net investment income (loss)	1	1	277,037	(9,110)	(28,173)	(83,474)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2	12	2,500,177	818,697	2,006,386	1,201,568
Cost of investments sold	2	10	2,433,655	770,469	1,614,166	1,136,944
Realized gains (losses) on fund
shares	—	2	66,522	48,228	392,220	64,624
Realized gain distributions	—	34	239,683	437,908	583,827	1,059,010
Net realized gains (losses)	—	36	306,205	486,136	976,047	1,123,634
Change in unrealized gains
(losses)	(24)	(89)	(1,207,216)	(769,831)	(1,661,255)	(1,212,966)
Net realized and change in
unrealized gains (losses) on
investments	(24)	(53)	(901,011)	(283,695)	(685,208)	(89,332)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(23)	$(52)	$(623,974)	$(292,805)	$(713,381)	$(172,806)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Lord Abbett Series Fund	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Mid-Cap Stock	MFS Growth	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$62,421	$797	$4,948	$—	$3,420	$28,689
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(151,905)	(11,380)	(10,520)	(14,445)	(6,713)	(9,668)
Administrative expense	(19,396)	(876)	(804)	(1,192)	(497)	(834)
Net investment income (loss)	(108,880)	(11,459)	(6,376)	(15,637)	(3,790)	18,187

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,366,129	152,474	68,971	270,422	46,106	50,860
Cost of investments sold	2,098,558	88,572	47,361	188,761	33,569	50,022
Realized gains (losses) on fund
shares	267,571	63,902	21,610	81,661	12,537	838
Realized gain distributions	298,433	59,157	34,387	146,393	56,488	—
Net realized gains (losses)	566,004	123,059	55,997	228,054	69,025	838
Change in unrealized gains
(losses)	(2,049,892)	(90,117)	(100,511)	(211,786)	(89,770)	(38,376)
Net realized and change in
unrealized gains (losses) on
investments	(1,483,888)	32,942	(44,514)	16,268	(20,745)	(37,538)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,592,768)	$21,483	$(50,890)	$631	$(24,535)	$(19,351)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Utilities	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery Series (Service Class)*	MFS Research (Service Class)	MFS Utilities (Service Class)
NET INVESTMENT INCOME (LOSS)
Dividends	$2,823	$—	$601	$—	$181	$3,906
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(3,290)	(1,003)	(1,923)	(1,063)	(577)	(6,971)
Administrative expense	(251)	(65)	(134)	(75)	(40)	(481)
Net investment income (loss)	(718)	(1,068)	(1,456)	(1,138)	(436)	(3,546)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	22,680	46,686	11,139	11,532	1,349	111,119
Cost of investments sold	18,911	34,496	7,431	8,794	797	91,199
Realized gains (losses) on fund
shares	3,769	12,190	3,708	2,738	552	19,920
Realized gain distributions	980	3,606	6,054	10,805	4,653	1,786
Net realized gains (losses)	4,749	15,796	9,762	13,543	5,205	21,706
Change in unrealized gains
(losses)	(4,559)	(11,933)	(16,968)	(13,257)	(7,076)	(20,626)
Net realized and change in
unrealized gains (losses) on
investments	190	3,863	(7,206)	286	(1,871)	1,080

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(528)	$2,795	$(8,662)	$(852)	$(2,307)	$(2,466)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	MFS Variable Insurance Trust II	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS High Yield	Morgan Stanley VIF Core Plus Fixed Income	Morgan Stanley VIF Emerging Markets Equity	Morgan Stanley VIF Global Infrastructure	Morgan Stanley VIF Global Strategist	Morgan Stanley VIF Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$11,410	$4,175	$65,207	$1,008,542	$590,607	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,523)	(2,369)	(217,706)	(429,328)	(687,898)	(424,420)
Administrative expense	(219)	(165)	(14,108)	(31,378)	(45,126)	(32,078)
Net investment income (loss)	8,668	1,641	(166,607)	547,836	(142,417)	(456,498)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	44,024	13,680	2,605,568	6,525,199	8,897,777	6,550,655
Cost of investments sold	47,108	13,438	2,202,258	7,351,482	8,359,792	4,452,345
Realized gains (losses) on fund
shares	(3,084)	242	403,310	(826,283)	537,985	2,098,310
Realized gain distributions	—	—	—	1,258,744	2,265,214	5,174,739
Net realized gains (losses)	(3,084)	242	403,310	432,461	2,803,199	7,273,049
Change in unrealized gains
(losses)	(14,459)	(5,636)	(3,033,168)	(3,999,149)	(6,583,021)	(4,995,083)
Net realized and change in
unrealized gains (losses) on
investments	(17,543)	(5,394)	(2,629,858)	(3,566,688)	(3,779,822)	2,277,966

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(8,875)	$(3,753)	$(2,796,465)	$(3,018,852)	$(3,922,239)	$1,821,468

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Mid Cap Growth	Morgan Stanley VIF U.S. Real Estate	Morgan Stanley VIF Emerging Markets Debt (Class II)	Morgan Stanley VIF Emerging Markets Equity (Class II)	Morgan Stanley VIF Global Franchise (Class II)	Morgan Stanley VIF Global Infrastructure (Class II)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$348,586	$326,973	$14,970	$252,825	$271,820
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(198,264)	(203,978)	(82,666)	(56,846)	(367,656)	(158,160)
Administrative expense	(12,483)	(12,875)	(11,035)	(7,331)	(46,774)	(10,702)
Net investment income (loss)	(210,747)	131,733	233,272	(49,207)	(161,605)	102,958

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,541,650	2,261,597	1,256,177	1,152,582	4,834,862	1,683,614
Cost of investments sold	2,228,438	1,682,448	1,374,539	1,005,225	5,328,723	1,907,010
Realized gains (losses) on fund
shares	313,212	579,149	(118,362)	147,357	(493,861)	(223,396)
Realized gain distributions	2,645,373	—	—	—	3,977,105	369,796
Net realized gains (losses)	2,958,585	579,149	(118,362)	147,357	3,483,244	146,400
Change in unrealized gains
(losses)	(1,707,554)	(1,924,163)	(642,055)	(869,072)	(4,010,270)	(1,188,862)
Net realized and change in
unrealized gains (losses) on
investments	1,251,031	(1,345,014)	(760,417)	(721,715)	(527,026)	(1,042,462)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,040,284	$(1,213,281)	$(527,145)	$(770,922)	$(688,631)	$(939,504)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Global Strategist (Class II)	Morgan Stanley VIF Growth (Class II)	Morgan Stanley VIF Mid Cap Growth (Class II)	Morgan Stanley VIF U.S. Real Estate (Class II)	European Equity*	Income Plus
NET INVESTMENT INCOME (LOSS)
Dividends	$184,485	$—	$—	$547,340	$507,809	$1,338,016
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(289,667)	(84,901)	(181,454)	(330,087)	(223,960)	(512,719)
Administrative expense	(22,381)	(11,096)	(23,054)	(43,271)	(15,835)	(37,576)
Net investment income (loss)	(127,563)	(95,997)	(204,508)	173,982	268,014	787,721

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,160,420	1,379,641	3,812,656	4,289,074	21,613,759	8,084,298
Cost of investments sold	2,981,107	890,950	3,130,653	3,260,414	22,965,833	8,077,783
Realized gains (losses) on fund
shares	179,313	488,691	682,003	1,028,660	(1,352,074)	6,515
Realized gain distributions	781,090	1,118,571	2,491,473	—	—	826,315
Net realized gains (losses)	960,403	1,607,262	3,173,476	1,028,660	(1,352,074)	832,830
Change in unrealized gains
(losses)	(2,245,419)	(1,173,536)	(1,711,516)	(3,364,524)	(1,238,884)	(3,862,996)
Net realized and change in
unrealized gains (losses) on
investments	(1,285,016)	433,726	1,461,960	(2,335,864)	(2,590,958)	(3,030,166)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,412,579)	$337,729	$1,257,452	$(2,161,882)	$(2,322,944)	$(2,242,445)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Limited Duration*	Multi Cap Growth	European Equity (Class Y Shares)*	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)*	Multi Cap Growth (Class Y Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$72,426	$—	$116,566	$1,352,400	$242,638	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(49,556)	(2,784,866)	(72,703)	(670,811)	(243,433)	(907,671)
Administrative expense	(3,632)	(189,616)	(5,421)	(63,342)	(19,793)	(70,658)
Net investment income (loss)	19,238	(2,974,482)	38,442	618,247	(20,588)	(978,329)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	5,139,719	37,731,157	5,777,276	9,095,782	20,169,028	10,465,987
Cost of investments sold	5,956,290	27,880,074	6,120,184	9,152,597	23,778,875	7,738,494
Realized gains (losses) on fund
shares	(816,571)	9,851,083	(342,908)	(56,815)	(3,609,847)	2,727,493
Realized gain distributions	—	56,140,199	—	911,475	—	15,186,501
Net realized gains (losses)	(816,571)	65,991,282	(342,908)	854,660	(3,609,847)	17,913,994
Change in unrealized gains
(losses)	716,714	(38,893,111)	(335,574)	(4,169,998)	3,216,114	(10,779,952)
Net realized and change in
unrealized gains (losses) on
investments	(99,857)	27,098,171	(678,482)	(3,315,338)	(393,733)	7,134,042

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(80,619)	$24,123,689	$(640,040)	$(2,697,091)	$(414,321)	$6,155,713

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AMT Large Cap Value	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income
NET INVESTMENT INCOME (LOSS)
Dividends	$297	$9,418	$17,971	$—	$23,940	$61,006
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(370)	(37,763)	(12,276)	(9,225)	(30,091)	(16,520)
Administrative expense	(25)	(2,957)	(924)	(663)	(2,455)	(1,231)
Net investment income (loss)	(98)	(31,302)	4,771	(9,888)	(8,606)	43,255

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	657	216,393	94,360	100,134	358,347	301,952
Cost of investments sold	590	170,661	82,832	77,085	245,593	311,815
Realized gains (losses) on fund
shares	67	45,732	11,528	23,049	112,754	(9,863)
Realized gain distributions	2,641	221,492	21,250	93,613	169,257	—
Net realized gains (losses)	2,708	267,224	32,778	116,662	282,011	(9,863)
Change in unrealized gains
(losses)	(3,249)	(426,964)	(99,403)	(143,718)	(617,484)	(105,644)
Net realized and change in
unrealized gains (losses) on
investments	(541)	(159,740)	(66,625)	(27,056)	(335,473)	(115,507)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(639)	$(191,042)	$(61,854)	$(36,944)	$(344,079)	$(72,252)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street	Oppenheimer Main Street Small Cap	Oppenheimer Total Return Bond	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Discovery Mid Cap Growth (SS)
NET INVESTMENT INCOME (LOSS)
Dividends	$14,063	$3,957	$15,995	$—	$101,659	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(16,959)	(17,150)	(5,649)	(225,729)	(85,814)	(87,881)
Administrative expense	(1,235)	(1,323)	(469)	(30,162)	(11,263)	(11,281)
Net investment income (loss)	(4,131)	(14,516)	9,877	(255,891)	4,582	(99,162)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	186,683	128,354	64,746	3,073,191	1,304,121	1,305,539
Cost of investments sold	150,281	102,005	79,130	2,409,304	1,233,032	983,783
Realized gains (losses) on fund
shares	36,402	26,349	(14,384)	663,887	71,089	321,756
Realized gain distributions	105,774	162,972	—	1,223,804	139,688	860,403
Net realized gains (losses)	142,176	189,321	(14,384)	1,887,691	210,777	1,182,159
Change in unrealized gains
(losses)	(244,520)	(314,936)	(7,169)	(2,573,007)	(621,435)	(1,470,524)
Net realized and change in
unrealized gains (losses) on
investments	(102,344)	(125,615)	(21,553)	(685,316)	(410,658)	(288,365)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(106,475)	$(140,131)	$(11,676)	$(941,207)	$(406,076)	$(387,527)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Oppenheimer Total Return Bond (SS)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$55,470	$1,398,536	$251,842	$7,361	$337,692	$10,552
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(104,762)	(444,285)	(405,736)	(180,965)	(148,633)	(7,913)
Administrative expense	(14,112)	(59,853)	(52,823)	(23,865)	(21,068)	(1,022)
Net investment income (loss)	(63,404)	894,398	(206,717)	(197,469)	167,991	1,617

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,317,466	6,536,286	6,596,788	3,223,903	2,890,588	107,264
Cost of investments sold	909,110	6,853,170	5,207,437	2,565,424	3,226,997	228,658
Realized gains (losses) on fund
shares	408,356	(316,884)	1,389,351	658,479	(336,409)	(121,394)
Realized gain distributions	517,361	—	2,454,107	1,606,674	—	—
Net realized gains (losses)	925,717	(316,884)	3,843,458	2,265,153	(336,409)	(121,394)
Change in unrealized gains
(losses)	(1,894,265)	(2,520,856)	(6,008,151)	(3,277,112)	(175,638)	37,516
Net realized and change in
unrealized gains (losses) on
investments	(968,548)	(2,837,740)	(2,164,693)	(1,011,959)	(512,047)	(83,878)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,031,952)	$(1,943,342)	$(2,371,410)	$(1,209,428)	$(344,056)	$(82,261)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT International Bond (US Dollar-Hedged)*	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return	PIMCO VIT Total Return (Advisor Shares)	VT Diversified Income
NET INVESTMENT INCOME (LOSS)
Dividends	$21,540	$8	$80,332	$48	$192,383	$682,661
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,874)	(8)	(50,442)	(26)	(117,121)	(225,919)
Administrative expense	(1,025)	(1)	(6,493)	(3)	(15,131)	(206)
Net investment income (loss)	12,641	(1)	23,397	19	60,131	456,536

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	99,017	13	652,113	201	2,312,681	2,895,401
Cost of investments sold	106,682	12	681,302	207	2,359,140	3,498,192
Realized gains (losses) on fund
shares	(7,665)	1	(29,189)	(6)	(46,459)	(602,791)
Realized gain distributions	—	2	—	23	90,257	—
Net realized gains (losses)	(7,665)	3	(29,189)	17	43,798	(602,791)
Change in unrealized gains
(losses)	(41,454)	1	(132,208)	(75)	(301,385)	(181,675)
Net realized and change in
unrealized gains (losses) on
investments	(49,119)	4	(161,397)	(58)	(257,587)	(784,466)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(36,478)	$3	$(138,000)	$(39)	$(197,456)	$(327,930)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities
NET INVESTMENT INCOME (LOSS)
Dividends	$1,169,007	$297,581	$341,326	$42,534	$207,671	$178,427
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,320,400)	(597,552)	(250,342)	(182,918)	(295,541)	(100,771)
Administrative expense	(72,494)	(24,577)	(11,399)	—	(5,634)	(1,365)
Net investment income (loss)	(1,223,887)	(324,548)	79,585	(140,384)	(93,504)	76,291

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	26,658,439	7,485,572	5,296,947	1,894,317	2,981,137	1,045,745
Cost of investments sold	20,568,341	6,148,833	4,862,721	1,438,850	2,796,638	1,208,281
Realized gains (losses) on fund
shares	6,090,098	1,336,739	434,226	455,467	184,499	(162,536)
Realized gain distributions	7,497,983	—	1,445,980	—	3,459,489	454,622
Net realized gains (losses)	13,588,081	1,336,739	1,880,206	455,467	3,643,988	292,086
Change in unrealized gains
(losses)	(27,146,971)	(2,773,829)	(3,368,032)	(2,034,490)	(3,838,858)	(511,310)
Net realized and change in
unrealized gains (losses) on
investments	(13,558,890)	(1,437,090)	(1,487,826)	(1,579,023)	(194,870)	(219,224)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(14,782,777)	$(1,761,638)	$(1,408,241)	$(1,719,407)	$(288,374)	$(142,933)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Government Money Market	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity	VT International Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$392,577	$—	$1,249,506	$1,434,505	$760,458	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(480,823)	(1,430,746)	(300,277)	(648,251)	(790,016)	(133,327)
Administrative expense	(52,202)	(49,318)	(19,689)	(41,655)	(40,475)	—
Net investment income (loss)	(140,448)	(1,480,064)	929,540	744,599	(70,033)	(133,327)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	12,928,389	16,123,195	3,699,282	8,655,402	8,463,928	1,621,306
Cost of investments sold	12,928,389	11,996,179	3,955,815	9,403,036	8,304,847	1,194,719
Realized gains (losses) on fund
shares	—	4,127,016	(256,533)	(747,634)	159,081	426,587
Realized gain distributions	—	5,991,769	—	—	—	785,257
Net realized gains (losses)	—	10,118,785	(256,533)	(747,634)	159,081	1,211,844
Change in unrealized gains
(losses)	—	(6,855,623)	(1,804,062)	(634,752)	(11,284,994)	(2,910,466)
Net realized and change in
unrealized gains (losses) on
investments	—	3,263,162	(2,060,595)	(1,382,386)	(11,125,913)	(1,698,622)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(140,448)	$1,783,098	$(1,131,055)	$(637,787)	$(11,195,946)	$(1,831,949)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Value	VT Mortgage Securities*	VT Multi-Cap Core*	VT Research	VT Small Cap Growth*	VT Small Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$201,352	$301,784	$516,732	$—	$—	$126,863
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(135,334)	(149,557)	(649,553)	(297,265)	(48,025)	(462,618)
Administrative expense	(1)	—	(14,238)	(2,879)	—	(11,214)
Net investment income (loss)	66,017	152,227	(147,059)	(300,144)	(48,025)	(346,969)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,566,233	2,149,975	6,758,816	3,875,012	557,461	4,619,959
Cost of investments sold	1,724,586	2,544,099	4,467,677	1,822,854	550,392	5,311,859
Realized gains (losses) on fund
shares	(158,353)	(394,124)	2,291,139	2,052,158	7,069	(691,900)
Realized gain distributions	—	—	4,459,377	—	496,570	9,685,906
Net realized gains (losses)	(158,353)	(394,124)	6,750,516	2,052,158	503,639	8,994,006
Change in unrealized gains
(losses)	(1,745,180)	(12,087)	(10,332,999)	(2,810,486)	(930,573)	(15,121,956)
Net realized and change in
unrealized gains (losses) on
investments	(1,903,533)	(406,211)	(3,582,483)	(758,328)	(426,934)	(6,127,950)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,837,516)	$(253,984)	$(3,729,542)	$(1,058,472)	$(474,959)	$(6,474,919)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
	Sub-Account	Sub-Account	Sub-Account
	VT Sustainable Future*	VT Sustainable Leaders*	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$33,273	$—	$465
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(81,805)	(1,021,896)	(269)
Administrative expense	—	(11,087)	(23)
Net investment income (loss)	(48,532)	(1,032,983)	173

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	954,487	10,529,326	17,860
Cost of investments sold	798,892	7,005,337	16,638
Realized gains (losses) on fund
shares	155,595	3,523,989	1,222
Realized gain distributions	190,930	9,231,958	4,921
Net realized gains (losses)	346,525	12,755,947	6,143
Change in unrealized gains
(losses)	(622,613)	(13,066,663)	(5,536)
Net realized and change in
unrealized gains (losses) on
investments	(276,088)	(310,716)	607

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(324,620)	$(1,343,699)	$780

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Academic Strategies Asset Allocation		AST Advanced Strategies		AST Balanced Asset Allocation
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(62,118)	$(71,752)	$(29,943)	$(37,752)	$(85,227)	$(102,137)
Net realized gains (losses)	295,986	196,917	299,453	147,369	931,517	563,531
Change in unrealized gains (losses)	(555,974)	282,221	(390,438)	201,240	(1,157,535)	422,548
Increase (decrease) in net assets from operations	(322,106)	407,386	(120,928)	310,857	(311,245)	883,942

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,010	1,350	—	—	48,209	6,650
Benefit payments	—	—	—	—	(353)	(310)
Payments on termination	(307,088)	(641,470)	(557,224)	(293,572)	(1,423,626)	(1,303,223)
Contract Maintenance Charge	(11,040)	(11,813)	(9,460)	(9,086)	(32,725)	(40,470)
Transfers among the sub-accounts and with the
Fixed Account - net	(810,066)	166,115	(6,153)	8,871	(546,613)	59,293
Increase (decrease) in net assets from contract
transactions	(1,127,184)	(485,818)	(572,837)	(293,787)	(1,955,108)	(1,278,060)

INCREASE (DECREASE) IN NET ASSETS	(1,449,290)	(78,432)	(693,765)	17,070	(2,266,353)	(394,118)
NET ASSETS AT BEGINNING OF PERIOD	4,015,244	4,093,676	2,210,529	2,193,459	6,947,330	7,341,448
NET ASSETS AT END OF PERIOD	$2,565,954	$4,015,244	$1,516,764	$2,210,529	$4,680,977	$6,947,330

UNITS OUTSTANDING
Units outstanding at beginning of period	335,226	376,458	139,366	159,319	454,135	547,239
Units issued	12,688	27,151	10,199	5,092	8,892	9,926
Units redeemed	(109,450)	(68,383)	(48,038)	(25,045)	(134,980)	(103,030)
Units outstanding at end of period	238,464	335,226	101,527	139,366	328,047	454,135

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST BlackRock Global Strategies		AST BlackRock Low Duration Bond		AST BlackRock/Loomis Sayles Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(201)	$(595)	$(1,085)	$(1,259)	$(941)	$(989)
Net realized gains (losses)	759	5,573	(256)	(129)	410	737
Change in unrealized gains (losses)	(233)	(2,583)	816	1,832	(955)	2,565
Increase (decrease) in net assets from operations	325	2,395	(525)	444	(1,486)	2,313

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(264)	(291)	(569)	(629)
Payments on termination	(95,943)	(17,630)	(15,992)	(3,608)	(1,763)	(5,492)
Contract Maintenance Charge	(6)	—	(21)	(28)	(24)	(26)
Transfers among the sub-accounts and with the
Fixed Account - net	95,341	(270)	1	12,286	(373)	728
Increase (decrease) in net assets from contract
transactions	(608)	(17,900)	(16,276)	8,359	(2,729)	(5,419)

INCREASE (DECREASE) IN NET ASSETS	(283)	(15,505)	(16,801)	8,803	(4,215)	(3,106)
NET ASSETS AT BEGINNING OF PERIOD	4,105	19,610	97,932	89,129	75,593	78,699
NET ASSETS AT END OF PERIOD	$3,822	$4,105	$81,131	$97,932	$71,378	$75,593

UNITS OUTSTANDING
Units outstanding at beginning of period	323	1,710	8,524	7,759	5,365	5,758
Units issued	7,688	7,766	—	1,102	71	141
Units redeemed	(7,689)	(9,153)	(1,425)	(337)	(269)	(534)
Units outstanding at end of period	322	323	7,099	8,524	5,167	5,365

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2018*		AST Bond Portfolio 2019		AST Bond Portfolio 2022
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,985)	$(5,538)	$(5,537)	$(5,961)	$(1,910)	$(2,120)
Net realized gains (losses)	48,109	8,645	(3,640)	(203)	27	18,636
Change in unrealized gains (losses)	(46,877)	(6,080)	4,889	2,604	6,453	(15,579)
Increase (decrease) in net assets from operations	(1,753)	(2,973)	(4,288)	(3,560)	4,570	937

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(1,026)	(64,580)	(55,971)	—	(1,026)	(147,790)
Contract Maintenance Charge	(210)	(210)	(35)	(35)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(346,423)	—	—	1	287,795	(1)
Increase (decrease) in net assets from contract
transactions	(347,659)	(64,790)	(56,006)	(34)	286,769	(147,791)

INCREASE (DECREASE) IN NET ASSETS	(349,412)	(67,763)	(60,294)	(3,594)	291,339	(146,854)
NET ASSETS AT BEGINNING OF PERIOD	349,412	417,175	312,631	316,225	—	146,854
NET ASSETS AT END OF PERIOD	$—	$349,412	$252,337	$312,631	$291,339	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	25,615	30,311	23,461	23,464	—	12,219
Units issued	1	—	—	—	24,342	—
Units redeemed	(25,616)	(4,696)	(4,089)	(3)	(87)	(12,219)
Units outstanding at end of period	—	25,615	19,372	23,461	24,255	—

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2023		AST Bond Portfolio 2024		AST Bond Portfolio 2026
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,341)	$(850)	$(723)	$(851)	$(11,889)	$(11,672)
Net realized gains (losses)	107	130	60	2,971	(20,677)	(8,846)
Change in unrealized gains (losses)	1,484	831	(400)	(1,990)	8,785	32,782
Increase (decrease) in net assets from operations	250	111	(1,063)	130	(23,781)	12,264

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	—	(30,000)	(443,289)	(21,437)
Contract Maintenance Charge	(70)	(70)	(35)	(35)	(266)	(276)
Transfers among the sub-accounts and with the
Fixed Account - net	59,482	—	—	(1)	249,594	(134,917)
Increase (decrease) in net assets from contract
transactions	59,412	(70)	(35)	(30,036)	(193,961)	(156,630)

INCREASE (DECREASE) IN NET ASSETS	59,662	41	(1,098)	(29,906)	(217,742)	(144,366)
NET ASSETS AT BEGINNING OF PERIOD	56,748	56,707	50,090	79,996	650,072	794,438
NET ASSETS AT END OF PERIOD	$116,410	$56,748	$48,992	$50,090	$432,330	$650,072

UNITS OUTSTANDING
Units outstanding at beginning of period	5,444	5,450	4,960	7,935	64,672	79,536
Units issued	5,929	—	—	—	59,908	39,112
Units redeemed	(8)	(6)	(4)	(2,975)	(80,750)	(53,976)
Units outstanding at end of period	11,365	5,444	4,956	4,960	43,830	64,672

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2027		AST Capital Growth Asset Allocation		AST Cohen & Steers Realty
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,634)	$(3,608)	$(65,115)	$(79,369)	$(154)	$(158)
Net realized gains (losses)	(3,666)	(8,873)	639,249	389,553	157	115
Change in unrealized gains (losses)	1,162	19,347	(813,587)	366,908	(636)	476
Increase (decrease) in net assets from operations	(4,138)	6,866	(239,453)	677,092	(633)	433

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	4,140	4,140	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(84,188)	(171,614)	(1,599,835)	(736,414)	(353)	(224)
Contract Maintenance Charge	(77)	(107)	(12,550)	(12,961)	(10)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	33,399	(58,323)	127,415	641,414	(112)	175
Increase (decrease) in net assets from contract
transactions	(50,866)	(230,044)	(1,480,830)	(103,821)	(475)	(63)

INCREASE (DECREASE) IN NET ASSETS	(55,004)	(223,178)	(1,720,283)	573,271	(1,108)	370
NET ASSETS AT BEGINNING OF PERIOD	109,368	332,546	4,984,650	4,411,379	10,120	9,750
NET ASSETS AT END OF PERIOD	$54,364	$109,368	$3,264,367	$4,984,650	$9,012	$10,120

UNITS OUTSTANDING
Units outstanding at beginning of period	10,987	33,602	333,941	341,624	594	598
Units issued	10,184	15,007	40,943	89,630	21	26
Units redeemed	(15,569)	(37,622)	(141,715)	(97,313)	(49)	(30)
Units outstanding at end of period	5,602	10,987	233,169	333,941	566	594

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Fidelity Institutional AMSM Quantitative*		AST Global Real Estate		AST Goldman Sachs Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17,758)	$(22,628)	$(29)	$(32)	$(1,277)	$(1,261)
Net realized gains (losses)	74,497	112,984	211	139	372	1,005
Change in unrealized gains (losses)	(164,543)	106,349	(293)	69	(6,926)	6,250
Increase (decrease) in net assets from operations	(107,804)	196,705	(111)	176	(7,831)	5,994

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	(840)	(890)
Payments on termination	(93,743)	(227,037)	(362)	(261)	(43)	(3,948)
Contract Maintenance Charge	(5,130)	(5,394)	(10)	(13)	(14)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	(142,599)	(114,631)	—	(1)	—	1
Increase (decrease) in net assets from contract
transactions	(241,472)	(347,062)	(372)	(275)	(897)	(4,852)

INCREASE (DECREASE) IN NET ASSETS	(349,276)	(150,357)	(483)	(99)	(8,728)	1,142
NET ASSETS AT BEGINNING OF PERIOD	1,298,383	1,448,740	2,088	2,187	78,899	77,757
NET ASSETS AT END OF PERIOD	$949,107	$1,298,383	$1,605	$2,088	$70,171	$78,899

UNITS OUTSTANDING
Units outstanding at beginning of period	98,360	126,896	151	173	5,725	6,082
Units issued	5,942	13,441	—	—	—	—
Units redeemed	(25,260)	(41,977)	(26)	(22)	(61)	(357)
Units outstanding at end of period	79,042	98,360	125	151	5,664	5,725

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Goldman Sachs Mid-Cap Growth		AST Goldman Sachs Multi-Asset		AST Goldman Sachs Small-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,415)	$(1,384)	$(5,536)	$(6,378)	$(40)	$(91)
Net realized gains (losses)	9,333	767	7,488	9,795	113	3,915
Change in unrealized gains (losses)	(12,578)	26,217	(34,254)	37,258	(447)	(3,485)
Increase (decrease) in net assets from operations	(4,660)	25,600	(32,302)	40,675	(374)	339

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(519)	(491)	—	—	—	—
Payments on termination	(22,820)	(929)	(8,744)	(2,904)	(143)	(6,515)
Contract Maintenance Charge	(19)	(18)	(836)	(834)	(15)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	(645)	724	(13,356)	(99,846)	1	(4)
Increase (decrease) in net assets from contract
transactions	(24,003)	(714)	(22,936)	(103,584)	(157)	(6,534)

INCREASE (DECREASE) IN NET ASSETS	(28,663)	24,886	(55,238)	(62,909)	(531)	(6,195)
NET ASSETS AT BEGINNING OF PERIOD	125,244	100,358	394,411	457,320	2,591	8,786
NET ASSETS AT END OF PERIOD	$96,581	$125,244	$339,173	$394,411	$2,060	$2,591

UNITS OUTSTANDING
Units outstanding at beginning of period	5,829	5,863	29,220	38,058	106	386
Units issued	62	105	515	14,231	—	—
Units redeemed	(1,125)	(139)	(2,346)	(23,069)	(6)	(280)
Units outstanding at end of period	4,766	5,829	27,389	29,220	100	106

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Government Money Market		AST High Yield		AST Hotchkis & Wiley Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,421)	$(5,490)	$(316)	$(313)	$(16)	$(12)
Net realized gains (losses)	—	—	203	489	5	4
Change in unrealized gains (losses)	—	—	(749)	1,541	(184)	204
Increase (decrease) in net assets from operations	(1,421)	(5,490)	(862)	1,717	(195)	196

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4	—	—	—	—
Benefit payments	(811,274)	(314,728)	(357)	(382)	—	—
Payments on termination	(124,546)	(572)	(79)	(804)	—	—
Contract Maintenance Charge	(41)	(41)	(20)	(20)	(2)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	811,277	226,058	454	(505)	1	—
Increase (decrease) in net assets from contract
transactions	(124,584)	(89,279)	(2)	(1,711)	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS	(126,005)	(94,769)	(864)	6	(196)	194
NET ASSETS AT BEGINNING OF PERIOD	363,490	458,259	27,944	27,938	1,277	1,083
NET ASSETS AT END OF PERIOD	$237,485	$363,490	$27,080	$27,944	$1,081	$1,277

UNITS OUTSTANDING
Units outstanding at beginning of period	40,871	51,054	1,672	1,777	80	80
Units issued	45,569	33,339	27	—	—	—
Units redeemed	(58,914)	(43,522)	(27)	(105)	—	—
Units outstanding at end of period	27,526	40,871	1,672	1,672	80	80

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST International Growth		AST International Value		AST Investment Grade Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(571)	$(545)	$(544)	$(649)	$(32,718)	$(30,982)
Net realized gains (losses)	1,040	1,189	926	1,071	22,866	69,761
Change in unrealized gains (losses)	(7,087)	12,126	(7,602)	9,754	18,210	25,522
Increase (decrease) in net assets from operations	(6,618)	12,770	(7,220)	10,176	8,358	64,301

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(987)	(4,817)	(6,543)	(12,636)	(142,107)	(142,140)
Contract Maintenance Charge	(26)	(26)	(19)	(19)	(19,066)	(18,581)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,194)	1,238	—	—	2,606,072	(1,059,767)
Increase (decrease) in net assets from contract
transactions	(2,207)	(3,605)	(6,562)	(12,655)	2,444,899	(1,220,488)

INCREASE (DECREASE) IN NET ASSETS	(8,825)	9,165	(13,782)	(2,479)	2,453,257	(1,156,187)
NET ASSETS AT BEGINNING OF PERIOD	49,009	39,844	48,460	50,939	1,525,966	2,682,153
NET ASSETS AT END OF PERIOD	$40,184	$49,009	$34,678	$48,460	$3,979,223	$1,525,966

UNITS OUTSTANDING
Units outstanding at beginning of period	4,088	4,446	4,557	5,804	93,877	169,581
Units issued	314	439	—	—	195,393	7,697
Units redeemed	(489)	(797)	(613)	(1,247)	(40,337)	(83,401)
Units outstanding at end of period	3,913	4,088	3,944	4,557	248,933	93,877

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST J.P. Morgan Global Thematic		AST J.P. Morgan International Equity		AST J.P. Morgan Strategic Opportunities
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,907)	$(2,280)	$(1,815)	$(917)	$(35,139)	$(41,625)
Net realized gains (losses)	7,170	4,759	1,723	246	197,623	65,985
Change in unrealized gains (losses)	(25,195)	16,593	(19,707)	14,770	(304,001)	225,977
Increase (decrease) in net assets from operations	(20,932)	19,072	(19,799)	14,099	(141,517)	250,337

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	1,835	1,835
Benefit payments	—	—	—	—	—	—
Payments on termination	(108,111)	(9,838)	(6,500)	(296)	(168,426)	(126,323)
Contract Maintenance Charge	(983)	(645)	(4)	(4)	(10,395)	(10,585)
Transfers among the sub-accounts and with the
Fixed Account - net	205,803	29,333	1	50,000	(602,533)	129,920
Increase (decrease) in net assets from contract
transactions	96,709	18,850	(6,503)	49,700	(779,519)	(5,153)

INCREASE (DECREASE) IN NET ASSETS	75,777	37,922	(26,302)	63,799	(921,036)	245,184
NET ASSETS AT BEGINNING OF PERIOD	150,902	112,980	111,122	47,323	2,676,829	2,431,645
NET ASSETS AT END OF PERIOD	$226,679	$150,902	$84,820	$111,122	$1,755,793	$2,676,829

UNITS OUTSTANDING
Units outstanding at beginning of period	9,735	8,323	9,775	5,208	199,774	199,597
Units issued	15,016	15,478	—	4,594	9,668	18,500
Units redeemed	(8,975)	(14,066)	(534)	(27)	(71,209)	(18,323)
Units outstanding at end of period	15,776	9,735	9,241	9,775	138,233	199,774

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Loomis Sayles Large-Cap Growth		AST Lord Abbett Core Fixed Income*		AST MFS Global Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,720)	$(2,579)	$(405)	$(606)	$(586)	$(709)
Net realized gains (losses)	10,395	12,917	7,769	594	4,954	5,809
Change in unrealized gains (losses)	(14,420)	40,213	(8,557)	1,105	(9,657)	7,985
Increase (decrease) in net assets from operations	(6,745)	50,551	(1,193)	1,093	(5,289)	13,085

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(2,521)	(2,342)	(427)	(631)	(963)	(974)
Payments on termination	(13,917)	(22,503)	—	(2,320)	(9,736)	(12,476)
Contract Maintenance Charge	(43)	(40)	(15)	(24)	(2)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	(129)	(105)	(47,957)	(1)	1	(1)
Increase (decrease) in net assets from contract
transactions	(16,610)	(24,990)	(48,399)	(2,976)	(10,700)	(13,453)

INCREASE (DECREASE) IN NET ASSETS	(23,355)	25,561	(49,592)	(1,883)	(15,989)	(368)
NET ASSETS AT BEGINNING OF PERIOD	195,270	169,709	49,592	51,475	60,519	60,887
NET ASSETS AT END OF PERIOD	$171,915	$195,270	$—	$49,592	$44,530	$60,519

UNITS OUTSTANDING
Units outstanding at beginning of period	9,110	10,362	3,563	3,777	3,222	3,973
Units issued	1	—	—	—	—	—
Units redeemed	(733)	(1,252)	(3,563)	(214)	(574)	(751)
Units outstanding at end of period	8,378	9,110	—	3,563	2,648	3,222

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST MFS Growth		AST Neuberger Berman/LSV Mid-Cap Value		AST New Discovery Asset Allocation
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(44)	$(46)	$(314)	$(337)	$(3,824)	$(3,768)
Net realized gains (losses)	457	319	766	2,334	2,663	1,637
Change in unrealized gains (losses)	(351)	724	(4,578)	949	(17,401)	26,228
Increase (decrease) in net assets from operations	62	997	(4,126)	2,946	(18,562)	24,097

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(646)	(472)	(684)	(6,037)	(8,696)	(8,695)
Contract Maintenance Charge	(10)	(9)	(25)	(27)	(2)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	—	(554)	757	(723)	3,376
Increase (decrease) in net assets from contract
transactions	(657)	(481)	(1,263)	(5,307)	(9,421)	(5,322)

INCREASE (DECREASE) IN NET ASSETS	(595)	516	(5,389)	(2,361)	(27,983)	18,775
NET ASSETS AT BEGINNING OF PERIOD	4,041	3,525	24,902	27,263	191,495	172,720
NET ASSETS AT END OF PERIOD	$3,446	$4,041	$19,513	$24,902	$163,512	$191,495

UNITS OUTSTANDING
Units outstanding at beginning of period	190	215	1,202	1,479	13,743	14,151
Units issued	—	—	69	109	471	632
Units redeemed	(29)	(25)	(128)	(386)	(1,147)	(1,040)
Units outstanding at end of period	161	190	1,143	1,202	13,067	13,743

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Parametric Emerging Markets Equity		AST Preservation Asset Allocation		AST Prudential Growth Allocation
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(88)	$(155)	$(73,347)	$(94,614)	$(183,614)	$(188,468)
Net realized gains (losses)	48	2,483	596,311	256,896	1,182,002	228,855
Change in unrealized gains (losses)	(817)	460	(705,263)	347,597	(1,977,070)	1,608,586
Increase (decrease) in net assets from operations	(857)	2,788	(182,299)	509,879	(978,682)	1,648,973

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	6,500	650
Benefit payments	—	—	—	—	—	—
Payments on termination	(338)	(9,223)	(930,609)	(294,863)	(1,415,788)	(493,806)
Contract Maintenance Charge	(33)	(33)	(23,890)	(25,824)	(73,854)	(71,652)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(1)	(1,037,095)	182,846	(2,309,393)	1,912,913
Increase (decrease) in net assets from contract
transactions	(371)	(9,257)	(1,991,594)	(137,841)	(3,792,535)	1,348,105

INCREASE (DECREASE) IN NET ASSETS	(1,228)	(6,469)	(2,173,893)	372,038	(4,771,217)	2,997,078
NET ASSETS AT BEGINNING OF PERIOD	5,993	12,462	6,218,978	5,846,940	13,651,917	10,654,839
NET ASSETS AT END OF PERIOD	$4,765	$5,993	$4,045,085	$6,218,978	$8,880,700	$13,651,917

UNITS OUTSTANDING
Units outstanding at beginning of period	576	1,454	430,542	438,782	984,750	879,480
Units issued	—	—	13,880	141,526	50,923	171,493
Units redeemed	(34)	(878)	(153,244)	(149,766)	(333,433)	(66,223)
Units outstanding at end of period	542	576	291,178	430,542	702,240	984,750

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST QMA US Equity Alpha		AST RCM World Trends		AST Small-Cap Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(616)	$(609)	$(22,371)	$(23,296)	$(10)	$(9)
Net realized gains (losses)	5,296	2,203	199,276	35,487	140	32
Change in unrealized gains (losses)	(9,245)	8,820	(284,253)	165,992	(157)	109
Increase (decrease) in net assets from operations	(4,565)	10,414	(107,348)	178,183	(27)	132

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(1,204)	(1,156)	—	—	—	—
Payments on termination	(5,888)	(2,085)	(51,164)	(93,119)	—	—
Contract Maintenance Charge	(11)	(10)	(3,349)	(3,808)	(2)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,593)	1,992	(425,432)	42,493	(283)	416
Increase (decrease) in net assets from contract
transactions	(8,696)	(1,259)	(479,945)	(54,434)	(285)	414

INCREASE (DECREASE) IN NET ASSETS	(13,261)	9,155	(587,293)	123,749	(312)	546
NET ASSETS AT BEGINNING OF PERIOD	59,690	50,535	1,403,671	1,279,922	843	297
NET ASSETS AT END OF PERIOD	$46,429	$59,690	$816,378	$1,403,671	$531	$843

UNITS OUTSTANDING
Units outstanding at beginning of period	2,885	2,946	103,956	108,183	38	16
Units issued	173	233	2,616	12,402	30	59
Units redeemed	(589)	(294)	(39,195)	(16,629)	(41)	(37)
Units outstanding at end of period	2,469	2,885	67,377	103,956	27	38

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Small-Cap Growth Opportunities		AST Small-Cap Value		AST Templeton Global Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(295)	$(264)	$(417)	$(420)	$(311)	$(462)
Net realized gains (losses)	938	869	406	1,856	7	46
Change in unrealized gains (losses)	(3,211)	4,506	(6,011)	402	444	1,043
Increase (decrease) in net assets from operations	(2,568)	5,111	(6,022)	1,838	140	627

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(585)	(535)	—	—	—	—
Payments on termination	(231)	(939)	(31)	(4,335)	(1,221)	(18,922)
Contract Maintenance Charge	(13)	(13)	(9)	(10)	(11)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(659)	699	(273)	310	(119)	167
Increase (decrease) in net assets from contract
transactions	(1,488)	(788)	(313)	(4,035)	(1,351)	(18,769)

INCREASE (DECREASE) IN NET ASSETS	(4,056)	4,323	(6,335)	(2,197)	(1,211)	(18,142)
NET ASSETS AT BEGINNING OF PERIOD	24,021	19,698	33,613	35,810	22,828	40,970
NET ASSETS AT END OF PERIOD	$19,965	$24,021	$27,278	$33,613	$21,617	$22,828

UNITS OUTSTANDING
Units outstanding at beginning of period	1,254	1,296	1,679	1,900	1,981	3,549
Units issued	74	123	37	46	29	37
Units redeemed	(145)	(165)	(52)	(267)	(144)	(1,605)
Units outstanding at end of period	1,183	1,254	1,664	1,679	1,866	1,981

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Asset Allocation		AST T. Rowe Price Large-Cap Growth		AST T. Rowe Price Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(64,942)	$(72,019)	$(84)	$(206)	$(248)	$(238)
Net realized gains (losses)	420,075	212,255	312	13,517	146	214
Change in unrealized gains (losses)	(606,345)	406,495	(20)	(7,519)	(1,855)	2,465
Increase (decrease) in net assets from operations	(251,212)	546,731	208	5,792	(1,957)	2,441

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	375	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(580,428)	(365,668)	—	(19,325)	(43)	(801)
Contract Maintenance Charge	(12,670)	(13,024)	(8)	(7)	(12)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	(592,386)	182,160	(378)	539	(296)	309
Increase (decrease) in net assets from contract
transactions	(1,185,484)	(196,157)	(386)	(18,793)	(351)	(504)

INCREASE (DECREASE) IN NET ASSETS	(1,436,696)	350,574	(178)	(13,001)	(2,308)	1,937
NET ASSETS AT BEGINNING OF PERIOD	4,399,125	4,048,551	6,737	19,738	18,324	16,387
NET ASSETS AT END OF PERIOD	$2,962,429	$4,399,125	$6,559	$6,737	$16,016	$18,324

UNITS OUTSTANDING
Units outstanding at beginning of period	279,563	291,441	255	1,011	1,433	1,472
Units issued	11,858	33,683	34	67	57	74
Units redeemed	(89,940)	(45,561)	(48)	(823)	(83)	(113)
Units outstanding at end of period	201,481	279,563	241	255	1,407	1,433

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Natural Resources		AST WEDGE Capital Mid-Cap Value		AST Wellington Management Hedged Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(573)	$(584)	$(525)	$(566)	$(3,728)	$(3,688)
Net realized gains (losses)	(185)	—	332	6,182	2,269	10,636
Change in unrealized gains (losses)	(6,497)	4,269	(6,186)	280	(13,729)	19,217
Increase (decrease) in net assets from operations	(7,255)	3,685	(6,379)	5,896	(15,188)	26,165

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(3,643)	(3,460)	—	(8,770)	(2,748)	(33,732)
Contract Maintenance Charge	(23)	(26)	—	—	(392)	(372)
Transfers among the sub-accounts and with the
Fixed Account - net	(604)	707	—	—	(12,561)	30,986
Increase (decrease) in net assets from contract
transactions	(4,270)	(2,779)	—	(8,770)	(15,701)	(3,118)

INCREASE (DECREASE) IN NET ASSETS	(11,525)	906	(6,379)	(2,874)	(30,889)	23,047
NET ASSETS AT BEGINNING OF PERIOD	45,016	44,110	35,893	38,767	238,310	215,263
NET ASSETS AT END OF PERIOD	$33,491	$45,016	$29,514	$35,893	$207,421	$238,310

UNITS OUTSTANDING
Units outstanding at beginning of period	4,756	5,074	1,833	2,296	19,381	19,544
Units issued	143	204	—	—	716	6,208
Units redeemed	(590)	(522)	—	(463)	(2,076)	(6,371)
Units outstanding at end of period	4,309	4,756	1,833	1,833	18,021	19,381

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	AST Western Asset Core Plus Bond*		Invesco V.I. American Franchise		Invesco V.I. American Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(278)	$(120)	$(1,145,293)	$(1,057,348)	$(378,200)	$(288,949)
Net realized gains (losses)	92	122	9,776,257	10,502,646	5,151,381	1,138,712
Change in unrealized gains (losses)	64	614	(11,314,813)	7,490,040	(8,600,431)	1,652,937
Increase (decrease) in net assets from operations	(122)	616	(2,683,849)	16,935,338	(3,827,250)	2,502,700

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	400,161	50,762	92,117	5,340
Benefit payments	(751)	(679)	(3,100,468)	(2,321,720)	(1,533,619)	(997,039)
Payments on termination	(1,371)	—	(5,729,154)	(5,760,759)	(2,655,114)	(2,734,875)
Contract Maintenance Charge	(9)	—	(39,324)	(42,124)	(24,913)	(25,306)
Transfers among the sub-accounts and with the
Fixed Account - net	47,957	—	(1,147,287)	(1,942,457)	(502,942)	(225,414)
Increase (decrease) in net assets from contract
transactions	45,826	(679)	(9,616,072)	(10,016,298)	(4,624,471)	(3,977,294)

INCREASE (DECREASE) IN NET ASSETS	45,704	(63)	(12,299,921)	6,919,040	(8,451,721)	(1,474,594)
NET ASSETS AT BEGINNING OF PERIOD	11,925	11,988	76,637,621	69,718,581	32,375,972	33,850,566
NET ASSETS AT END OF PERIOD	$57,629	$11,925	$64,337,700	$76,637,621	$23,924,251	$32,375,972

UNITS OUTSTANDING
Units outstanding at beginning of period	846	895	3,914,946	4,453,672	1,258,991	1,422,236
Units issued	3,612	—	125,773	102,934	30,935	36,944
Units redeemed	(162)	(49)	(581,984)	(641,660)	(206,262)	(200,189)
Units outstanding at end of period	4,296	846	3,458,735	3,914,946	1,083,664	1,258,991

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Comstock		Invesco V.I. Core Equity		Invesco V.I. Core Plus Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$44,162	$154,492	$(331,624)	$(264,751)	$115,043	$122,530
Net realized gains (losses)	3,568,643	2,335,148	6,302,786	6,068,639	(162,234)	(108,482)
Change in unrealized gains (losses)	(6,335,734)	912,853	(11,846,607)	1,305,267	(173,543)	288,260
Increase (decrease) in net assets from operations	(2,722,929)	3,402,493	(5,875,445)	7,109,155	(220,734)	302,308

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,038	1,338	334,878	21,250	9,477	190
Benefit payments	(1,502,086)	(925,873)	(2,437,151)	(2,944,026)	(468,886)	(149,460)
Payments on termination	(1,819,254)	(1,944,993)	(4,684,747)	(4,743,268)	(558,237)	(461,497)
Contract Maintenance Charge	(8,337)	(9,100)	(29,717)	(32,909)	(1,814)	(1,993)
Transfers among the sub-accounts and with the
Fixed Account - net	1,997	(93,502)	(1,247,590)	(1,480,230)	232,014	11,459
Increase (decrease) in net assets from contract
transactions	(3,326,642)	(2,972,130)	(8,064,327)	(9,179,183)	(787,446)	(601,301)

INCREASE (DECREASE) IN NET ASSETS	(6,049,571)	430,363	(13,939,772)	(2,070,028)	(1,008,180)	(298,993)
NET ASSETS AT BEGINNING OF PERIOD	23,614,141	23,183,778	63,345,215	65,415,243	6,081,867	6,380,860
NET ASSETS AT END OF PERIOD	$17,564,570	$23,614,141	$49,405,443	$63,345,215	$5,073,687	$6,081,867

UNITS OUTSTANDING
Units outstanding at beginning of period	910,643	1,038,320	2,763,109	3,186,361	386,796	424,467
Units issued	48,230	55,130	80,855	51,530	32,840	25,708
Units redeemed	(176,931)	(182,807)	(417,412)	(474,782)	(86,490)	(63,379)
Units outstanding at end of period	781,942	910,643	2,426,552	2,763,109	333,146	386,796

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Diversified Dividend		Invesco V.I. Equity and Income		Invesco V.I. Global Core Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,062,749	$303,680	$151,738	$49,794	$(90,884)	$(75,856)
Net realized gains (losses)	13,290,693	14,832,901	1,552,546	995,602	970,810	671,837
Change in unrealized gains (losses)	(24,394,107)	(6,180,546)	(3,831,991)	1,023,117	(4,720,287)	4,418,307
Increase (decrease) in net assets from operations	(10,040,665)	8,956,035	(2,127,707)	2,068,513	(3,840,361)	5,014,288

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	209,586	47,488	21,052	268	43,117	1,816
Benefit payments	(7,810,534)	(6,149,913)	(1,477,569)	(1,025,446)	(2,027,175)	(1,559,439)
Payments on termination	(7,402,652)	(9,716,646)	(1,320,667)	(1,907,739)	(1,621,637)	(1,980,098)
Contract Maintenance Charge	(46,171)	(54,607)	(7,869)	(8,745)	(10,331)	(11,667)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,353,595)	(1,902,442)	(412,597)	188,728	(392,450)	(460,135)
Increase (decrease) in net assets from contract
transactions	(17,403,366)	(17,776,120)	(3,197,650)	(2,752,934)	(4,008,476)	(4,009,523)

INCREASE (DECREASE) IN NET ASSETS	(27,444,031)	(8,820,085)	(5,325,357)	(684,421)	(7,848,837)	1,004,765
NET ASSETS AT BEGINNING OF PERIOD	127,535,775	136,355,860	22,734,253	23,418,674	26,771,715	25,766,950
NET ASSETS AT END OF PERIOD	$100,091,744	$127,535,775	$17,408,896	$22,734,253	$18,922,878	$26,771,715

UNITS OUTSTANDING
Units outstanding at beginning of period	2,308,762	2,662,332	1,044,895	1,180,287	982,203	1,145,543
Units issued	24,143	31,681	41,521	47,389	12,583	11,422
Units redeemed	(320,902)	(385,251)	(190,689)	(182,781)	(158,484)	(174,762)
Units outstanding at end of period	2,012,003	2,308,762	895,727	1,044,895	836,302	982,203

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Government Money Market		Invesco V.I. Government Securities		Invesco V.I. High Yield
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,345	$(30,954)	$38,506	$44,743	$365,985	$297,701
Net realized gains (losses)	—	—	(106,341)	(47,609)	(81,313)	(41,132)
Change in unrealized gains (losses)	—	—	6,586	40,388	(764,921)	305,224
Increase (decrease) in net assets from operations	4,345	(30,954)	(61,249)	37,522	(480,249)	561,793

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	11,461	—	23,638	—	135,516	1,955
Benefit payments	(72,213)	(151,530)	(696,665)	(310,606)	(732,089)	(429,616)
Payments on termination	(646,160)	(1,448,671)	(399,946)	(355,845)	(605,496)	(798,864)
Contract Maintenance Charge	(2,529)	(2,666)	(2,656)	(3,148)	(5,110)	(5,923)
Transfers among the sub-accounts and with the
Fixed Account - net	848,635	1,100,644	(5,733)	45,198	(117,573)	(54,427)
Increase (decrease) in net assets from contract
transactions	139,194	(502,223)	(1,081,362)	(624,401)	(1,324,752)	(1,286,875)

INCREASE (DECREASE) IN NET ASSETS	143,539	(533,177)	(1,142,611)	(586,879)	(1,805,001)	(725,082)
NET ASSETS AT BEGINNING OF PERIOD	3,317,458	3,850,635	6,426,463	7,013,342	11,289,293	12,014,375
NET ASSETS AT END OF PERIOD	$3,460,997	$3,317,458	$5,283,852	$6,426,463	$9,484,292	$11,289,293

UNITS OUTSTANDING
Units outstanding at beginning of period	303,782	351,454	395,004	432,738	593,611	659,375
Units issued	76,137	111,661	24,899	20,756	35,912	51,210
Units redeemed	(63,648)	(159,333)	(96,317)	(58,490)	(106,643)	(116,974)
Units outstanding at end of period	316,271	303,782	323,586	395,004	522,880	593,611

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. International Growth		Invesco V.I. Managed Volatility		Invesco V.I. Mid Cap Core Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$83,282	$3,594	$11,196	$(5,043)	$(83,840)	$(85,167)
Net realized gains (losses)	1,185,518	773,375	130,721	(78,702)	1,301,931	302,576
Change in unrealized gains (losses)	(3,679,766)	2,327,722	(793,165)	567,446	(2,292,222)	912,781
Increase (decrease) in net assets from operations	(2,410,966)	3,104,691	(651,248)	483,701	(1,074,131)	1,130,190

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	162,637	724	40,724	7,928	180	192
Benefit payments	(891,808)	(380,788)	(232,841)	(104,412)	(264,294)	(306,509)
Payments on termination	(1,184,193)	(949,952)	(414,574)	(247,952)	(468,788)	(319,705)
Contract Maintenance Charge	(6,042)	(6,745)	(1,855)	(2,014)	(2,338)	(2,534)
Transfers among the sub-accounts and with the
Fixed Account - net	(356,723)	(269,060)	102,703	398,427	(134,808)	(155,664)
Increase (decrease) in net assets from contract
transactions	(2,276,129)	(1,605,821)	(505,843)	51,977	(870,048)	(784,220)

INCREASE (DECREASE) IN NET ASSETS	(4,687,095)	1,498,870	(1,157,091)	535,678	(1,944,179)	345,970
NET ASSETS AT BEGINNING OF PERIOD	16,790,855	15,291,985	5,805,113	5,269,435	9,222,779	8,876,809
NET ASSETS AT END OF PERIOD	$12,103,760	$16,790,855	$4,648,022	$5,805,113	$7,278,600	$9,222,779

UNITS OUTSTANDING
Units outstanding at beginning of period	721,293	791,467	203,241	200,174	361,994	394,539
Units issued	19,819	15,678	9,033	25,751	6,687	7,828
Units redeemed	(125,042)	(85,852)	(26,501)	(22,684)	(42,253)	(40,373)
Units outstanding at end of period	616,070	721,293	185,773	203,241	326,428	361,994

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Growth		Invesco V.I. S&P 500 Index		Invesco V.I. Technology
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(89,328)	$(88,029)	$(287)	$45,022	$(42,017)	$(38,220)
Net realized gains (losses)	993,673	565,330	4,592,327	3,755,540	311,368	254,335
Change in unrealized gains (losses)	(1,261,345)	698,142	(6,506,370)	2,180,596	(282,276)	540,973
Increase (decrease) in net assets from operations	(357,000)	1,175,443	(1,914,330)	5,981,158	(12,925)	757,088

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,449	180	722,869	350,750	2,002	1,200
Benefit payments	(157,619)	(193,100)	(1,804,032)	(1,924,524)	(126,291)	(125,615)
Payments on termination	(715,285)	(214,430)	(2,867,347)	(1,415,408)	(239,260)	(148,336)
Contract Maintenance Charge	(1,944)	(2,166)	(10,393)	(11,313)	(1,368)	(1,334)
Transfers among the sub-accounts and with the
Fixed Account - net	212,853	(278,576)	1,023,399	433,478	15,216	14,244
Increase (decrease) in net assets from contract
transactions	(643,546)	(688,092)	(2,935,504)	(2,567,017)	(349,701)	(259,841)

INCREASE (DECREASE) IN NET ASSETS	(1,000,546)	487,351	(4,849,834)	3,414,141	(362,626)	497,247
NET ASSETS AT BEGINNING OF PERIOD	6,412,409	5,925,058	35,211,834	31,797,693	2,862,878	2,365,631
NET ASSETS AT END OF PERIOD	$5,411,863	$6,412,409	$30,362,000	$35,211,834	$2,500,252	$2,862,878

UNITS OUTSTANDING
Units outstanding at beginning of period	231,536	258,655	1,490,867	1,608,072	114,427	125,885
Units issued	20,323	4,489	171,506	102,391	2,942	3,131
Units redeemed	(43,807)	(31,608)	(287,435)	(219,596)	(15,428)	(14,589)
Units outstanding at end of period	208,052	231,536	1,374,938	1,490,867	101,941	114,427

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Value Opportunities		Invesco V.I. American Franchise II		Invesco V.I. American Value II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(67,197)	$(63,105)	$(340,920)	$(345,614)	$(255,475)	$(210,695)
Net realized gains (losses)	604,975	(39,736)	3,245,167	3,450,137	2,859,202	822,524
Change in unrealized gains (losses)	(1,751,548)	1,028,838	(3,588,422)	1,221,910	(4,721,503)	785,352
Increase (decrease) in net assets from operations	(1,213,770)	925,997	(684,175)	4,326,433	(2,117,776)	1,397,181

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	168	168	8,795	2,238	40,556	6,060
Benefit payments	(320,149)	(219,303)	(621,966)	(461,585)	(644,364)	(1,010,586)
Payments on termination	(267,652)	(174,849)	(2,631,489)	(2,042,836)	(1,434,511)	(2,508,592)
Contract Maintenance Charge	(2,216)	(2,428)	(38,218)	(36,161)	(52,253)	(48,635)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,446)	(76,468)	(533,488)	(629,692)	(485,517)	(200,278)
Increase (decrease) in net assets from contract
transactions	(607,295)	(472,880)	(3,816,366)	(3,168,036)	(2,576,089)	(3,762,031)

INCREASE (DECREASE) IN NET ASSETS	(1,821,065)	453,117	(4,500,541)	1,158,397	(4,693,865)	(2,364,850)
NET ASSETS AT BEGINNING OF PERIOD	6,547,769	6,094,652	19,663,251	18,504,854	18,195,442	20,560,292
NET ASSETS AT END OF PERIOD	$4,726,704	$6,547,769	$15,162,710	$19,663,251	$13,501,577	$18,195,442

UNITS OUTSTANDING
Units outstanding at beginning of period	336,154	361,926	937,461	1,092,199	570,004	696,592
Units issued	18,703	8,112	18,538	30,926	25,104	25,221
Units redeemed	(50,345)	(33,884)	(182,977)	(185,664)	(103,135)	(151,809)
Units outstanding at end of period	304,512	336,154	773,022	937,461	491,973	570,004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Comstock II		Invesco V.I. Core Equity II		Invesco V.I. Core Plus Bond II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(253,544)	$124,154	$(19,885)	$(12,536)	$1,881	$1,641
Net realized gains (losses)	11,406,800	8,009,381	103,379	145,570	(301)	(1,140)
Change in unrealized gains (losses)	(19,869,093)	2,519,258	(200,852)	(53)	(6,323)	4,275
Increase (decrease) in net assets from operations	(8,715,837)	10,652,793	(117,358)	132,981	(4,743)	4,776

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	56,220	32,811	—	—	—	—
Benefit payments	(3,037,609)	(2,184,693)	(105,404)	(83,584)	—	(4,658)
Payments on termination	(8,224,015)	(8,290,681)	(49,299)	(127,076)	(237)	(3,331)
Contract Maintenance Charge	(122,862)	(112,452)	(2,561)	(2,323)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(638,070)	(2,061,735)	(2,074)	(129,847)	48	97
Increase (decrease) in net assets from contract
transactions	(11,966,336)	(12,616,750)	(159,338)	(342,830)	(189)	(7,892)

INCREASE (DECREASE) IN NET ASSETS	(20,682,173)	(1,963,957)	(276,696)	(209,849)	(4,932)	(3,116)
NET ASSETS AT BEGINNING OF PERIOD	75,227,087	77,191,044	1,179,319	1,389,168	111,199	114,315
NET ASSETS AT END OF PERIOD	$54,544,914	$75,227,087	$902,623	$1,179,319	$106,267	$111,199

UNITS OUTSTANDING
Units outstanding at beginning of period	2,939,701	3,478,924	66,426	85,386	7,963	8,531
Units issued	56,128	61,258	408	638	4	7
Units redeemed	(517,114)	(600,481)	(9,551)	(19,598)	(19)	(575)
Units outstanding at end of period	2,478,715	2,939,701	57,283	66,426	7,948	7,963

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Diversified Dividend II		Invesco V.I. Equity and Income II		Invesco V.I. Global Core Equity II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$85,904	$(87,370)	$49,614	$(67,990)	$(112,039)	$(105,985)
Net realized gains (losses)	2,856,669	3,231,416	1,910,913	1,376,488	397,633	296,202
Change in unrealized gains (losses)	(5,400,403)	(1,278,426)	(4,527,136)	919,485	(2,235,260)	2,114,421
Increase (decrease) in net assets from operations	(2,457,830)	1,865,620	(2,566,609)	2,227,983	(1,949,666)	2,304,638

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	50,237	60	68,840	18,413	16,679	—
Benefit payments	(944,339)	(1,428,575)	(603,176)	(1,103,046)	(427,543)	(296,868)
Payments on termination	(2,513,093)	(1,822,974)	(3,005,868)	(2,135,428)	(767,716)	(933,743)
Contract Maintenance Charge	(30,901)	(27,567)	(40,878)	(37,138)	(15,879)	(14,891)
Transfers among the sub-accounts and with the
Fixed Account - net	(345,058)	(395,849)	76,350	286,480	(223,359)	(299,306)
Increase (decrease) in net assets from contract
transactions	(3,783,154)	(3,674,905)	(3,504,732)	(2,970,719)	(1,417,818)	(1,544,808)

INCREASE (DECREASE) IN NET ASSETS	(6,240,984)	(1,809,285)	(6,071,341)	(742,736)	(3,367,484)	759,830
NET ASSETS AT BEGINNING OF PERIOD	29,140,317	30,949,602	25,930,750	26,673,486	12,763,907	12,004,077
NET ASSETS AT END OF PERIOD	$22,899,333	$29,140,317	$19,859,409	$25,930,750	$9,396,423	$12,763,907

UNITS OUTSTANDING
Units outstanding at beginning of period	1,418,006	1,601,206	1,125,111	1,259,043	766,717	867,357
Units issued	29,659	42,737	35,180	86,594	13,524	7,246
Units redeemed	(217,561)	(225,937)	(187,795)	(220,526)	(101,100)	(107,886)
Units outstanding at end of period	1,230,104	1,418,006	972,496	1,125,111	679,141	766,717

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Government Money Market II		Invesco V.I. Government Securities II		Invesco V.I. Growth and Income II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,104)	$(5,986)	$178	$7	$5,841	$(162,302)
Net realized gains (losses)	—	—	(1,327)	(4,837)	4,207,413	2,583,258
Change in unrealized gains (losses)	—	—	(1,325)	4,769	(9,301,320)	2,155,262
Increase (decrease) in net assets from operations	(1,104)	(5,986)	(2,474)	(61)	(5,088,066)	4,576,218

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	30,288	7,237
Benefit payments	(31,665)	(1,709)	—	(10,556)	(1,133,694)	(1,469,590)
Payments on termination	(2,628)	(2,217)	(12,987)	(55,005)	(4,980,470)	(3,959,002)
Contract Maintenance Charge	—	—	—	—	(109,941)	(98,221)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(14,157)	33	418	(324,821)	(437,018)
Increase (decrease) in net assets from contract
transactions	(34,293)	(18,083)	(12,954)	(65,143)	(6,518,638)	(5,956,594)

INCREASE (DECREASE) IN NET ASSETS	(35,397)	(24,069)	(15,428)	(65,204)	(11,606,704)	(1,380,376)
NET ASSETS AT BEGINNING OF PERIOD	500,925	524,994	168,624	233,828	40,152,644	41,533,020
NET ASSETS AT END OF PERIOD	$465,528	$500,925	$153,196	$168,624	$28,545,940	$40,152,644

UNITS OUTSTANDING
Units outstanding at beginning of period	55,063	56,987	13,402	18,369	1,299,979	1,505,363
Units issued	3,277	12	11	881	50,253	48,471
Units redeemed	(7,028)	(1,936)	(1,009)	(5,848)	(265,958)	(253,855)
Units outstanding at end of period	51,312	55,063	12,404	13,402	1,084,274	1,299,979

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. High Yield II		Invesco V.I. International Growth II		Invesco V.I. Managed Volatility II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$189,645	$148,994	$507	$(8,642)	$(96)	$(372)
Net realized gains (losses)	(67,245)	(29,612)	84,428	82,463	1,548	(5,037)
Change in unrealized gains (losses)	(462,208)	181,501	(381,943)	308,051	(11,995)	14,705
Increase (decrease) in net assets from operations	(339,808)	300,883	(297,008)	381,872	(10,543)	9,296

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,266	306	—	—	—	—
Benefit payments	(328,691)	(285,445)	(6,329)	(7,540)	—	(31,751)
Payments on termination	(431,041)	(398,100)	(188,977)	(180,721)	(9,683)	(2,247)
Contract Maintenance Charge	(8,996)	(5,475)	(7,098)	(7,859)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(36,726)	173,010	(70,406)	(194,130)	5	(7)
Increase (decrease) in net assets from contract
transactions	(790,188)	(515,704)	(272,810)	(390,250)	(9,678)	(34,005)

INCREASE (DECREASE) IN NET ASSETS	(1,129,996)	(214,821)	(569,818)	(8,378)	(20,221)	(24,709)
NET ASSETS AT BEGINNING OF PERIOD	6,948,115	7,162,936	1,960,288	1,968,666	92,495	117,204
NET ASSETS AT END OF PERIOD	$5,818,119	$6,948,115	$1,390,470	$1,960,288	$72,274	$92,495

UNITS OUTSTANDING
Units outstanding at beginning of period	545,572	581,882	153,727	188,233	3,403	4,644
Units issued	14,074	24,655	16,282	6,144	—	1
Units redeemed	(77,495)	(60,965)	(39,762)	(40,650)	(356)	(1,242)
Units outstanding at end of period	482,151	545,572	130,247	153,727	3,047	3,403

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Core Equity II		Invesco V.I. Mid Cap Growth II		Invesco V.I. S&P 500 Index II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,725)	$(16,525)	$(122,596)	$(122,903)	$(244,715)	$(167,082)
Net realized gains (losses)	145,590	59,587	1,011,001	716,707	6,384,018	5,757,469
Change in unrealized gains (losses)	(249,831)	95,128	(1,328,034)	733,048	(8,843,846)	2,836,084
Increase (decrease) in net assets from operations	(119,966)	138,190	(439,629)	1,326,852	(2,704,543)	8,426,471

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	650	650	21,534	62,030
Benefit payments	(4,864)	(47,893)	(175,004)	(137,572)	(1,397,758)	(860,868)
Payments on termination	(123,203)	(170,483)	(602,398)	(651,517)	(5,573,093)	(3,739,942)
Contract Maintenance Charge	(835)	(344)	(17,375)	(16,472)	(73,028)	(58,944)
Transfers among the sub-accounts and with the
Fixed Account - net	4,237	(129,264)	91,818	(512,360)	(512,422)	(655,124)
Increase (decrease) in net assets from contract
transactions	(124,665)	(347,984)	(702,309)	(1,317,271)	(7,534,767)	(5,252,848)

INCREASE (DECREASE) IN NET ASSETS	(244,631)	(209,794)	(1,141,938)	9,581	(10,239,310)	3,173,623
NET ASSETS AT BEGINNING OF PERIOD	1,038,119	1,247,913	7,137,540	7,127,959	50,231,430	47,057,807
NET ASSETS AT END OF PERIOD	$793,488	$1,038,119	$5,995,602	$7,137,540	$39,992,120	$50,231,430

UNITS OUTSTANDING
Units outstanding at beginning of period	49,373	66,570	282,616	338,530	2,392,687	2,658,934
Units issued	712	294	23,090	29,188	60,487	60,890
Units redeemed	(6,900)	(17,491)	(48,227)	(85,102)	(410,853)	(327,137)
Units outstanding at end of period	43,185	49,373	257,479	282,616	2,042,321	2,392,687

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Technology II		Invesco V.I. Value Opportunities II		AB VPS Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(114)	$(136)	$(52,626)	$(58,893)	$(252,465)	$(242,841)
Net realized gains (losses)	500	1,464	321,380	(60,999)	2,782,226	1,744,266
Change in unrealized gains (losses)	(506)	1,094	(898,510)	611,436	(2,106,171)	2,531,358
Increase (decrease) in net assets from operations	(120)	2,422	(629,756)	491,544	423,590	4,032,783

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	15,970	—	15,501	204
Benefit payments	—	—	(119,889)	(189,814)	(683,474)	(629,036)
Payments on termination	(43)	(2,621)	(227,177)	(345,668)	(1,026,608)	(1,692,661)
Contract Maintenance Charge	—	—	(7,985)	(4,464)	(22,256)	(21,212)
Transfers among the sub-accounts and with the
Fixed Account - net	(252)	(174)	99,047	(411,852)	(266,730)	(418,398)
Increase (decrease) in net assets from contract
transactions	(295)	(2,795)	(240,034)	(951,798)	(1,983,567)	(2,761,103)

INCREASE (DECREASE) IN NET ASSETS	(415)	(373)	(869,790)	(460,254)	(1,559,977)	1,271,680
NET ASSETS AT BEGINNING OF PERIOD	6,869	7,242	3,356,924	3,817,178	14,873,717	13,602,037
NET ASSETS AT END OF PERIOD	$6,454	$6,869	$2,487,134	$3,356,924	$13,313,740	$14,873,717

UNITS OUTSTANDING
Units outstanding at beginning of period	290	410	169,430	225,098	774,211	922,549
Units issued	—	4	9,669	5,412	18,760	22,146
Units redeemed	(12)	(124)	(20,685)	(61,080)	(109,025)	(170,484)
Units outstanding at end of period	278	290	158,414	169,430	683,946	774,211

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Growth & Income		AB VPS International Value		AB VPS Large Cap Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(393,758)	$(182,708)	$(41,236)	$6,520	$(255,693)	$(246,359)
Net realized gains (losses)	6,474,701	5,611,574	(20,907)	(109,617)	2,872,838	1,957,317
Change in unrealized gains (losses)	(8,835,648)	1,049,997	(1,583,195)	1,688,344	(2,392,285)	2,044,897
Increase (decrease) in net assets from operations	(2,754,705)	6,478,863	(1,645,338)	1,585,247	224,860	3,755,855

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,773	849	500	1,400	75,589	600
Benefit payments	(2,111,810)	(1,707,450)	(144,428)	(169,566)	(497,415)	(419,386)
Payments on termination	(3,468,519)	(2,904,752)	(572,523)	(1,099,610)	(1,481,293)	(1,458,568)
Contract Maintenance Charge	(30,387)	(26,931)	(18,904)	(20,589)	(14,196)	(14,645)
Transfers among the sub-accounts and with the
Fixed Account - net	(79,672)	(806,040)	441,348	(833,114)	(236,267)	(511,832)
Increase (decrease) in net assets from contract
transactions	(5,669,615)	(5,444,324)	(294,007)	(2,121,479)	(2,153,582)	(2,403,831)

INCREASE (DECREASE) IN NET ASSETS	(8,424,320)	1,034,539	(1,939,345)	(536,232)	(1,928,722)	1,352,024
NET ASSETS AT BEGINNING OF PERIOD	43,474,627	42,440,088	7,190,038	7,726,270	15,074,847	13,722,823
NET ASSETS AT END OF PERIOD	$35,050,307	$43,474,627	$5,250,693	$7,190,038	$13,146,125	$15,074,847

UNITS OUTSTANDING
Units outstanding at beginning of period	1,895,381	2,154,246	594,592	784,351	934,815	1,099,395
Units issued	31,643	33,718	65,401	9,216	36,206	27,499
Units redeemed	(273,301)	(292,583)	(85,420)	(198,975)	(155,844)	(192,079)
Units outstanding at end of period	1,653,723	1,895,381	574,573	594,592	815,177	934,815

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		American Century Variable Portfolios, Inc.
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Small/Mid Cap Value		AB VPS Value		American Century VP International
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(145,147)	$(156,132)	$(4,564)	$(4,079)	$(13)	$(37)
Net realized gains (losses)	1,111,168	937,648	30,415	40,255	471	28
Change in unrealized gains (losses)	(2,483,558)	304,778	(116,140)	32,595	(1,568)	1,541
Increase (decrease) in net assets from operations	(1,517,537)	1,086,294	(90,289)	68,771	(1,110)	1,532

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	29,175	1,400	—	—	—	—
Benefit payments	(311,830)	(390,685)	(15,609)	(39,893)	—	—
Payments on termination	(966,931)	(1,398,342)	(28,639)	(93,513)	—	—
Contract Maintenance Charge	(35,409)	(34,845)	(1,022)	(568)	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(405,503)	553,475	(43,378)	(3,014)	(2)	2
Increase (decrease) in net assets from contract
transactions	(1,690,498)	(1,268,997)	(88,648)	(136,988)	(6)	(2)

INCREASE (DECREASE) IN NET ASSETS	(3,208,035)	(182,703)	(178,937)	(68,217)	(1,116)	1,530
NET ASSETS AT BEGINNING OF PERIOD	10,634,729	10,817,432	614,254	682,471	6,764	5,234
NET ASSETS AT END OF PERIOD	$7,426,694	$10,634,729	$435,317	$614,254	$5,648	$6,764

UNITS OUTSTANDING
Units outstanding at beginning of period	271,214	304,816	39,179	48,372	320	321
Units issued	10,192	33,725	596	1,132	—	—
Units redeemed	(54,336)	(67,327)	(6,315)	(10,325)	—	(1)
Units outstanding at end of period	227,070	271,214	33,460	39,179	320	320

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche DWS Variable Series I*		Deutsche DWS Variable Series I*		Deutsche DWS Variable Series I*
	Sub-Account		Sub-Account		Sub-Account
	DWS Bond VIP (Class A)*		DWS Capital Growth VIP (Class A)*		DWS Core Equity VIP (Class A)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,187	$3,391	$237	$361	$6,780	$2,735
Net realized gains (losses)	(1,827)	(226)	190,900	191,344	177,398	73,095
Change in unrealized gains (losses)	(11,767)	6,663	(204,989)	118,638	(211,241)	31,395
Increase (decrease) in net assets from operations	(6,407)	9,828	(13,852)	310,343	(27,063)	107,225

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,000	—	5,650	400	—	—
Benefit payments	(5,017)	(4,708)	(46,184)	(24,064)	(16,384)	(7,575)
Payments on termination	(19,912)	—	(42,247)	(92,240)	(96,964)	(45,426)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(4,506)	322	(115,268)	(45,214)	3,494	5,814
Increase (decrease) in net assets from contract
transactions	(24,435)	(4,386)	(198,049)	(161,118)	(109,854)	(47,187)

INCREASE (DECREASE) IN NET ASSETS	(30,842)	5,442	(211,901)	149,225	(136,917)	60,038
NET ASSETS AT BEGINNING OF PERIOD	202,010	196,568	1,422,509	1,273,284	613,285	553,247
NET ASSETS AT END OF PERIOD	$171,168	$202,010	$1,210,608	$1,422,509	$476,368	$613,285

UNITS OUTSTANDING
Units outstanding at beginning of period	11,611	11,876	50,063	56,218	24,502	26,573
Units issued	307	188	1,117	8,503	1,121	3,133
Units redeemed	(1,739)	(453)	(7,573)	(14,658)	(5,294)	(5,204)
Units outstanding at end of period	10,179	11,611	43,607	50,063	20,329	24,502

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche DWS Variable Series I*		Deutsche DWS Variable Series I*		Deutsche DWS Variable Series II*
	Sub-Account		Sub-Account		Sub-Account
	DWS CROCI® International VIP (Class A)*		DWS Global Small Cap VIP (Class A)*		DWS Global Income Builder VIP (Class A)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$626	$10,904	$(3,306)	$(5,923)	$30,785	$23,548
Net realized gains (losses)	(5,903)	(6,472)	88,898	38,374	110,214	23,424
Change in unrealized gains (losses)	(19,218)	28,739	(242,084)	112,231	(188,004)	100,837
Increase (decrease) in net assets from operations	(24,495)	33,171	(156,492)	144,682	(47,005)	147,809

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	180	5,180	180	—	—
Benefit payments	(2,915)	(2,770)	(31,648)	(14,472)	(11,878)	(10,368)
Payments on termination	(11,528)	(12,836)	(42,890)	(56,884)	(82,675)	(186,502)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(5,819)	(1,283)	(8,193)	(58,613)	(345,651)	(7,815)
Increase (decrease) in net assets from contract
transactions	(20,082)	(16,709)	(77,551)	(129,789)	(440,204)	(204,685)

INCREASE (DECREASE) IN NET ASSETS	(44,577)	16,462	(234,043)	14,893	(487,209)	(56,876)
NET ASSETS AT BEGINNING OF PERIOD	182,295	165,833	823,742	808,849	1,006,856	1,063,732
NET ASSETS AT END OF PERIOD	$137,718	$182,295	$589,699	$823,742	$519,647	$1,006,856

UNITS OUTSTANDING
Units outstanding at beginning of period	13,600	14,982	20,135	23,562	54,029	66,145
Units issued	3	13	627	5,815	1,016	1,747
Units redeemed	(1,523)	(1,395)	(2,504)	(9,242)	(24,597)	(13,863)
Units outstanding at end of period	12,080	13,600	18,258	20,135	30,448	54,029

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche DWS Variable Series II*		Deutsche DWS Variable Series II*		Dreyfus Stock Index Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	DWS Government Money Market VIP (Class A)*		DWS Small Mid Cap Growth VIP (Class A)*		Dreyfus Stock Index Fund, Inc. (Initial Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$507	$(461)	$(2,596)	$(2,543)	$572	$670
Net realized gains (losses)	—	—	129,973	58,521	9,212	10,636
Change in unrealized gains (losses)	—	—	(173,456)	23,832	(23,980)	29,730
Increase (decrease) in net assets from operations	507	(461)	(46,079)	79,810	(14,196)	41,036

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	240	240	—	—
Benefit payments	(56,931)	(2,629)	(69,170)	(4,882)	(333)	(310)
Payments on termination	(16,127)	—	(6,969)	(12,533)	(5,250)	(10,449)
Contract Maintenance Charge	—	—	—	—	(190)	(203)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,578)	(36,091)	4,993	(73,590)	(1)	(41)
Increase (decrease) in net assets from contract
transactions	(78,636)	(38,720)	(70,906)	(90,765)	(5,774)	(11,003)

INCREASE (DECREASE) IN NET ASSETS	(78,129)	(39,181)	(116,985)	(10,955)	(19,970)	30,033
NET ASSETS AT BEGINNING OF PERIOD	144,108	183,289	405,560	416,515	243,533	213,500
NET ASSETS AT END OF PERIOD	$65,979	$144,108	$288,575	$405,560	$223,563	$243,533

UNITS OUTSTANDING
Units outstanding at beginning of period	14,287	18,098	16,949	21,099	9,769	10,304
Units issued	1	35	611	5,717	—	—
Units redeemed	(7,815)	(3,846)	(3,524)	(9,867)	(216)	(535)
Units outstanding at end of period	6,473	14,287	14,036	16,949	9,553	9,769

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Dreyfus Variable Investment Fund		Dreyfus Variable Investment Fund		Federated Insurance Series
	Sub-Account		Sub-Account		Sub-Account
	VIF Government Money Market		VIF Growth & Income		Federated Government Money Fund II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(239)	$(2,520)	$(130)	$(279)	$(5,176)	$(35,954)
Net realized gains (losses)	—	—	3,165	9,124	—	—
Change in unrealized gains (losses)	—	—	(3,874)	(2,753)	—	—
Increase (decrease) in net assets from operations	(239)	(2,520)	(839)	6,092	(5,176)	(35,954)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	60	2,810
Benefit payments	(2,007)	(39,377)	—	—	(67,521)	(56,923)
Payments on termination	(2,984)	(55,028)	(4,875)	(27,353)	(224,754)	(274,080)
Contract Maintenance Charge	(93)	(134)	(33)	(67)	(2,622)	(3,013)
Transfers among the sub-accounts and with the
Fixed Account - net	(47,333)	(213)	(251)	(253)	(104,344)	(122,775)
Increase (decrease) in net assets from contract
transactions	(52,417)	(94,752)	(5,159)	(27,673)	(399,181)	(453,981)

INCREASE (DECREASE) IN NET ASSETS	(52,656)	(97,272)	(5,998)	(21,581)	(404,357)	(489,935)
NET ASSETS AT BEGINNING OF PERIOD	230,924	328,196	22,018	43,599	3,046,790	3,536,725
NET ASSETS AT END OF PERIOD	$178,268	$230,924	$16,020	$22,018	$2,642,433	$3,046,790

UNITS OUTSTANDING
Units outstanding at beginning of period	22,790	32,119	951	2,107	271,327	312,217
Units issued	2	59	—	—	1,609	8,881
Units redeemed	(4,754)	(9,388)	(216)	(1,156)	(37,010)	(49,771)
Units outstanding at end of period	18,038	22,790	735	951	235,926	271,327

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Contrafund		VIP Equity-Income		VIP Government Money Market
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,314)	$(15,631)	$4,582	$1,606	$60,324	$(151,009)
Net realized gains (losses)	442,644	358,463	28,593	21,289	—	—
Change in unrealized gains (losses)	(735,837)	422,600	(88,352)	40,825	—	—
Increase (decrease) in net assets from operations	(322,507)	765,432	(55,177)	63,720	60,324	(151,009)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,675	23,510	180	180	473,088	2,612
Benefit payments	(18,790)	(26,722)	(1,086)	(14,739)	(1,597,270)	(1,984,571)
Payments on termination	(162,268)	(207,493)	(4,782)	(56,741)	(2,609,958)	(1,750,380)
Contract Maintenance Charge	(2,711)	(2,838)	(273)	(291)	(13,679)	(13,307)
Transfers among the sub-accounts and with the
Fixed Account - net	165,180	(272,009)	(14,896)	(20,569)	21,631,816	2,328,591
Increase (decrease) in net assets from contract
transactions	(8,914)	(485,552)	(20,857)	(92,160)	17,883,997	(1,417,055)

INCREASE (DECREASE) IN NET ASSETS	(331,421)	279,880	(76,034)	(28,440)	17,944,321	(1,568,064)
NET ASSETS AT BEGINNING OF PERIOD	4,250,614	3,970,734	587,821	616,261	18,614,742	20,182,806
NET ASSETS AT END OF PERIOD	$3,919,193	$4,250,614	$511,787	$587,821	$36,559,063	$18,614,742

UNITS OUTSTANDING
Units outstanding at beginning of period	134,270	151,354	24,444	28,440	1,890,496	2,034,461
Units issued	6,163	5,239	376	11	2,942,504	544,519
Units redeemed	(6,041)	(22,323)	(1,259)	(4,007)	(1,127,698)	(688,484)
Units outstanding at end of period	134,392	134,270	23,561	24,444	3,705,302	1,890,496

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth		VIP High Income		VIP Index 500
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37,609)	$(35,237)	$11,139	$14,561	$14,390	$13,359
Net realized gains (losses)	599,439	571,157	(8,454)	(5,069)	257,521	211,324
Change in unrealized gains (losses)	(583,818)	339,260	(14,808)	12,229	(440,516)	379,366
Increase (decrease) in net assets from operations	(21,988)	875,180	(12,123)	21,721	(168,605)	604,049

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,110	6,949	750	750	7,270	10,912
Benefit payments	(72,447)	(36,909)	(1,291)	(21,694)	(107,617)	(17,011)
Payments on termination	(256,831)	(318,487)	(117,776)	(55,606)	(180,787)	(333,523)
Contract Maintenance Charge	(2,582)	(2,689)	(254)	(330)	(1,909)	(2,151)
Transfers among the sub-accounts and with the
Fixed Account - net	212,012	(435,268)	(45)	1,890	(143,719)	131,343
Increase (decrease) in net assets from contract
transactions	(115,738)	(786,404)	(118,616)	(74,990)	(426,762)	(210,430)

INCREASE (DECREASE) IN NET ASSETS	(137,726)	88,776	(130,739)	(53,269)	(595,367)	393,619
NET ASSETS AT BEGINNING OF PERIOD	2,960,615	2,871,839	366,629	419,898	3,566,528	3,172,909
NET ASSETS AT END OF PERIOD	$2,822,889	$2,960,615	$235,890	$366,629	$2,971,161	$3,566,528

UNITS OUTSTANDING
Units outstanding at beginning of period	141,171	182,143	20,459	24,866	169,467	180,720
Units issued	14,618	8,726	211	3,941	1,371	9,760
Units redeemed	(17,217)	(49,698)	(6,648)	(8,348)	(20,520)	(21,013)
Units outstanding at end of period	138,572	141,171	14,022	20,459	150,318	169,467

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Investment Grade Bond		VIP Overseas		VIP Contrafund (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,893	$7,563	$(137)	$(1,897)	$(349,788)	$(266,747)
Net realized gains (losses)	3,210	8,193	14,823	55,503	3,688,390	2,744,868
Change in unrealized gains (losses)	(24,224)	9,194	(105,139)	104,001	(5,343,569)	2,956,833
Increase (decrease) in net assets from operations	(13,121)	24,950	(90,453)	157,607	(2,004,967)	5,434,954

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	2,360	1,900	3,200	53,072	31,150
Benefit payments	(95)	(346)	(148)	(128)	(1,202,652)	(1,070,918)
Payments on termination	(42,566)	(184,498)	(45,815)	(69,329)	(3,121,036)	(3,341,332)
Contract Maintenance Charge	(475)	(581)	(401)	(463)	(97,854)	(98,935)
Transfers among the sub-accounts and with the
Fixed Account - net	1,170	2,444	(48,166)	(114,707)	(423,248)	(335,206)
Increase (decrease) in net assets from contract
transactions	(41,816)	(180,621)	(92,630)	(181,427)	(4,791,718)	(4,815,241)

INCREASE (DECREASE) IN NET ASSETS	(54,937)	(155,671)	(183,083)	(23,820)	(6,796,685)	619,713
NET ASSETS AT BEGINNING OF PERIOD	714,032	869,703	621,686	645,506	30,415,006	29,795,293
NET ASSETS AT END OF PERIOD	$659,095	$714,032	$438,603	$621,686	$23,618,321	$30,415,006

UNITS OUTSTANDING
Units outstanding at beginning of period	35,369	44,314	39,444	52,367	1,381,228	1,617,734
Units issued	503	858	344	16,625	47,281	44,550
Units redeemed	(2,647)	(9,803)	(7,045)	(29,548)	(261,490)	(281,056)
Units outstanding at end of period	33,225	35,369	32,743	39,444	1,167,019	1,381,228

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Equity-Income (Service Class 2)		VIP Freedom 2010 Portfolio (Service Class 2)		VIP Freedom 2020 Portfolio (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,222	$(213)	$(7,333)	$(17,829)	$(11,797)	$(12,766)
Net realized gains (losses)	23,027	16,334	164,367	267,211	153,208	186,321
Change in unrealized gains (losses)	(71,931)	33,763	(330,313)	153,597	(381,840)	228,347
Increase (decrease) in net assets from operations	(46,682)	49,884	(173,279)	402,979	(240,429)	401,902

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	100,438	660
Benefit payments	(1,501)	(26,828)	(40,859)	(112,977)	(66,013)	(13,702)
Payments on termination	(19,907)	(43,136)	(176,954)	(781,685)	(198,632)	(423,938)
Contract Maintenance Charge	(177)	(203)	(9,157)	(10,498)	(13,505)	(12,348)
Transfers among the sub-accounts and with the
Fixed Account - net	2,272	16,595	(98,763)	(380,734)	185,293	3,102
Increase (decrease) in net assets from contract
transactions	(19,313)	(53,572)	(325,733)	(1,285,894)	7,581	(446,226)

INCREASE (DECREASE) IN NET ASSETS	(65,995)	(3,688)	(499,012)	(882,915)	(232,848)	(44,324)
NET ASSETS AT BEGINNING OF PERIOD	483,112	486,800	3,353,939	4,236,854	2,969,502	3,013,826
NET ASSETS AT END OF PERIOD	$417,117	$483,112	$2,854,927	$3,353,939	$2,736,654	$2,969,502

UNITS OUTSTANDING
Units outstanding at beginning of period	24,180	27,101	218,723	306,261	189,698	219,982
Units issued	136	2,858	6,341	13,429	25,820	8,290
Units redeemed	(1,126)	(5,779)	(27,468)	(100,967)	(26,187)	(38,574)
Units outstanding at end of period	23,190	24,180	197,596	218,723	189,331	189,698

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom 2030 Portfolio (Service Class 2)		VIP Freedom Income Portfolio (Service Class 2)		VIP Government Money Market (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,405)	$(8,362)	$(1,882)	$(2,159)	$(98,327)	$(394,450)
Net realized gains (losses)	203,311	127,257	20,263	15,021	—	—
Change in unrealized gains (losses)	(280,851)	142,374	(49,234)	38,432	—	—
Increase (decrease) in net assets from operations	(88,945)	261,269	(30,853)	51,294	(98,327)	(394,450)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	7,590	—	44,447	5,130
Benefit payments	(28,929)	—	(42,888)	—	(2,339,437)	(2,129,004)
Payments on termination	(507,967)	(330,512)	(89,997)	(50,594)	(2,508,877)	(5,937,187)
Contract Maintenance Charge	(4,485)	(4,885)	(4,219)	(4,173)	(88,271)	(21,620)
Transfers among the sub-accounts and with the
Fixed Account - net	(43,405)	(2,828)	26,668	82,433	22,014,266	8,881,132
Increase (decrease) in net assets from contract
transactions	(584,786)	(338,225)	(102,846)	27,666	17,122,128	798,451

INCREASE (DECREASE) IN NET ASSETS	(673,731)	(76,956)	(133,699)	78,960	17,023,801	404,001
NET ASSETS AT BEGINNING OF PERIOD	1,423,774	1,500,730	859,365	780,405	29,239,628	28,835,627
NET ASSETS AT END OF PERIOD	$750,043	$1,423,774	$725,666	$859,365	$46,263,429	$29,239,628

UNITS OUTSTANDING
Units outstanding at beginning of period	85,345	106,528	65,075	62,730	3,119,154	3,027,119
Units issued	13,960	6	4,972	9,395	2,809,821	1,503,317
Units redeemed	(49,276)	(21,189)	(12,868)	(7,050)	(1,020,602)	(1,411,282)
Units outstanding at end of period	50,029	85,345	57,179	65,075	4,908,373	3,119,154

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth (Service Class 2)		VIP Growth & Income (Service Class 2)		VIP Growth Opportunities (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,040)	$(1,822)	$(66,023)	$(34,070)	$(25,656)	$(22,688)
Net realized gains (losses)	24,908	15,150	560,053	477,685	165,204	187,287
Change in unrealized gains (losses)	(23,647)	19,741	(907,614)	203,824	9,885	239,541
Increase (decrease) in net assets from operations	(779)	33,069	(413,584)	647,439	149,433	404,140

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	45	60	—	—	—	1,737
Benefit payments	(2,876)	—	(177,807)	(186,848)	(290,162)	(942)
Payments on termination	(11,203)	(11,988)	(461,050)	(627,870)	(34,417)	(213,376)
Contract Maintenance Charge	(69)	(87)	(14,418)	(16,065)	(5,798)	(5,195)
Transfers among the sub-accounts and with the
Fixed Account - net	(369)	(1,027)	(58,399)	(208,087)	(187,635)	78,482
Increase (decrease) in net assets from contract
transactions	(14,472)	(13,042)	(711,674)	(1,038,870)	(518,012)	(139,294)

INCREASE (DECREASE) IN NET ASSETS	(15,251)	20,027	(1,125,258)	(391,431)	(368,579)	264,846
NET ASSETS AT BEGINNING OF PERIOD	124,573	104,546	4,608,093	4,999,524	1,588,068	1,323,222
NET ASSETS AT END OF PERIOD	$109,322	$124,573	$3,482,835	$4,608,093	$1,219,489	$1,588,068

UNITS OUTSTANDING
Units outstanding at beginning of period	6,296	7,063	207,545	257,537	65,904	72,486
Units issued	5	5	16,232	6,608	6,465	4,811
Units redeemed	(674)	(772)	(48,243)	(56,600)	(26,554)	(11,393)
Units outstanding at end of period	5,627	6,296	175,534	207,545	45,815	65,904

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP High Income (Service Class 2)		VIP Index 500 (Service Class 2)		VIP Investment Grade Bond (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$66,068	$79,571	$(24,806)	$(9,419)	$5	$6
Net realized gains (losses)	(31,453)	(19,717)	1,336,142	430,267	2	—
Change in unrealized gains (losses)	(128,216)	54,792	(1,992,626)	2,003,547	(20)	7
Increase (decrease) in net assets from operations	(93,601)	114,646	(681,290)	2,424,395	(13)	13

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	4,520	3,810	—	—
Benefit payments	(94,936)	(54,692)	(159,054)	(131,900)	—	—
Payments on termination	(261,668)	(366,524)	(1,590,714)	(702,903)	—	—
Contract Maintenance Charge	(3,781)	(3,378)	(34,375)	(37,002)	(3)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(42,845)	9,520	(1,694,013)	869,522	13	35
Increase (decrease) in net assets from contract
transactions	(403,230)	(415,074)	(3,473,636)	1,527	10	32

INCREASE (DECREASE) IN NET ASSETS	(496,831)	(300,428)	(4,154,926)	2,425,922	(3)	45
NET ASSETS AT BEGINNING OF PERIOD	2,067,330	2,367,758	14,761,025	12,335,103	583	538
NET ASSETS AT END OF PERIOD	$1,570,499	$2,067,330	$10,606,099	$14,761,025	$580	$583

UNITS OUTSTANDING
Units outstanding at beginning of period	116,095	139,796	711,682	709,647	37	35
Units issued	4,372	4,390	21,266	80,610	1	2
Units redeemed	(27,134)	(28,091)	(187,753)	(78,575)	—	—
Units outstanding at end of period	93,333	116,095	545,195	711,682	38	37

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	VIP Mid Cap (Service Class 2)		VIP Overseas (Service Class 2)		Franklin Flex Cap Growth VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(113,522)	$(111,352)	$(30)	$(38)	$(20,689)	$(22,203)
Net realized gains (losses)	991,339	650,476	82	58	152,517	(82,474)
Change in unrealized gains (losses)	(2,187,155)	1,078,017	(1,364)	1,833	(92,758)	394,698
Increase (decrease) in net assets from operations	(1,309,338)	1,617,141	(1,312)	1,853	39,070	290,021

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	650	—	—	—	—
Benefit payments	(216,361)	(368,413)	—	—	(107,073)	(7,851)
Payments on termination	(1,053,931)	(1,316,182)	(387)	(394)	(121,361)	(156,019)
Contract Maintenance Charge	(31,687)	(32,557)	(9)	(10)	(4,499)	(4,861)
Transfers among the sub-accounts and with the
Fixed Account - net	(190,098)	88,070	19	(3)	(86,281)	(190,624)
Increase (decrease) in net assets from contract
transactions	(1,490,577)	(1,628,432)	(377)	(407)	(319,214)	(359,355)

INCREASE (DECREASE) IN NET ASSETS	(2,799,915)	(11,291)	(1,689)	1,446	(280,144)	(69,334)
NET ASSETS AT BEGINNING OF PERIOD	9,582,548	9,593,839	8,278	6,832	1,206,007	1,275,341
NET ASSETS AT END OF PERIOD	$6,782,633	$9,582,548	$6,589	$8,278	$925,863	$1,206,007

UNITS OUTSTANDING
Units outstanding at beginning of period	426,390	499,675	427	456	56,750	74,722
Units issued	13,333	24,148	1	—	7,616	146
Units redeemed	(82,094)	(97,433)	(26)	(29)	(21,557)	(18,118)
Units outstanding at end of period	357,629	426,390	402	427	42,809	56,750

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Growth and Income VIP (Class 2)		Franklin Income VIP (Class 2)		Franklin Large Cap Growth VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$150,249	$828,436	$2,288,253	$2,026,787	$(305,514)	$(207,213)
Net realized gains (losses)	875,724	1,592,028	421,740	534,547	2,798,513	2,455,866
Change in unrealized gains (losses)	(2,097,046)	147,357	(6,655,420)	3,449,131	(2,481,868)	2,474,335
Increase (decrease) in net assets from operations	(1,071,073)	2,567,821	(3,945,427)	6,010,465	11,131	4,722,988

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	43,077	45,361	36,692	31,698	21,538	15,522
Benefit payments	(608,328)	(458,590)	(2,950,955)	(2,737,670)	(400,665)	(615,628)
Payments on termination	(1,896,076)	(1,754,013)	(6,556,593)	(7,572,898)	(3,577,877)	(2,648,915)
Contract Maintenance Charge	(67,377)	(56,109)	(141,466)	(146,135)	(52,799)	(56,792)
Transfers among the sub-accounts and with the
Fixed Account - net	(130,321)	(616,563)	(179,138)	(218,578)	(1,040,431)	(1,682,318)
Increase (decrease) in net assets from contract
transactions	(2,659,025)	(2,839,914)	(9,791,460)	(10,643,583)	(5,050,234)	(4,988,131)

INCREASE (DECREASE) IN NET ASSETS	(3,730,098)	(272,093)	(13,736,887)	(4,633,118)	(5,039,103)	(265,143)
NET ASSETS AT BEGINNING OF PERIOD	19,778,387	20,050,480	76,305,102	80,938,220	19,755,948	20,021,091
NET ASSETS AT END OF PERIOD	$16,048,289	$19,778,387	$62,568,215	$76,305,102	$14,716,845	$19,755,948

UNITS OUTSTANDING
Units outstanding at beginning of period	720,878	832,718	3,910,986	4,474,726	968,837	1,235,234
Units issued	19,226	15,764	101,940	190,818	40,441	23,849
Units redeemed	(118,122)	(127,604)	(607,930)	(754,558)	(266,835)	(290,246)
Units outstanding at end of period	621,982	720,878	3,404,996	3,910,986	742,443	968,837

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Mutual Global Discovery VIP (Class 2)		Franklin Mutual Shares VIP (Class 2)		Franklin Small Cap Value VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$53,402	$13,668	$268,428	$265,663	$(136,708)	$(218,016)
Net realized gains (losses)	31,635	502,582	2,414,577	3,039,334	3,004,619	1,936,775
Change in unrealized gains (losses)	(1,064,693)	122,917	(6,657,654)	(311,253)	(5,378,514)	(41,416)
Increase (decrease) in net assets from operations	(979,656)	639,167	(3,974,649)	2,993,744	(2,510,603)	1,677,343

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	650	63,820	53,109	34,254	21,310
Benefit payments	(191,717)	(409,949)	(1,854,139)	(1,396,964)	(298,727)	(635,757)
Payments on termination	(1,002,274)	(924,581)	(4,391,660)	(4,548,737)	(2,496,859)	(2,168,775)
Contract Maintenance Charge	(27,420)	(29,778)	(104,654)	(103,787)	(51,313)	(50,556)
Transfers among the sub-accounts and with the
Fixed Account - net	(102,996)	(217,636)	(763,787)	(484,579)	(55,804)	(51,015)
Increase (decrease) in net assets from contract
transactions	(1,324,407)	(1,581,294)	(7,050,420)	(6,480,958)	(2,868,449)	(2,884,793)

INCREASE (DECREASE) IN NET ASSETS	(2,304,063)	(942,127)	(11,025,069)	(3,487,214)	(5,379,052)	(1,207,450)
NET ASSETS AT BEGINNING OF PERIOD	8,997,034	9,939,161	44,538,268	48,025,482	20,043,422	21,250,872
NET ASSETS AT END OF PERIOD	$6,692,971	$8,997,034	$33,513,199	$44,538,268	$14,664,370	$20,043,422

UNITS OUTSTANDING
Units outstanding at beginning of period	477,292	564,419	1,933,459	2,220,404	535,481	610,023
Units issued	9,482	13,060	43,358	62,425	26,593	34,046
Units redeemed	(79,989)	(100,187)	(348,947)	(349,370)	(103,723)	(108,588)
Units outstanding at end of period	406,785	477,292	1,627,870	1,933,459	458,351	535,481

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Small-Mid Cap Growth VIP (Class 2)		Franklin U.S. Government Securities VIP (Class 2)		Templeton Developing Markets VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,006)	$(10,684)	$93,360	$104,669	$(60,798)	$(54,472)
Net realized gains (losses)	70,999	61,925	(192,731)	(108,812)	29,719	(76,914)
Change in unrealized gains (losses)	(103,335)	69,431	(30,169)	(20,123)	(1,293,261)	2,679,975
Increase (decrease) in net assets from operations	(43,342)	120,672	(129,540)	(24,266)	(1,324,340)	2,548,589

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,500	—	7,050	28,498	18,680	23,962
Benefit payments	(220)	(5,785)	(557,622)	(297,842)	(190,185)	(179,576)
Payments on termination	(15,898)	(56,809)	(1,163,375)	(1,050,189)	(769,588)	(687,645)
Contract Maintenance Charge	(2,509)	(2,539)	(38,133)	(38,669)	(26,260)	(25,914)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,492)	(27,959)	310,230	(144,128)	34,443	(612,159)
Increase (decrease) in net assets from contract
transactions	(18,619)	(93,092)	(1,441,850)	(1,502,330)	(932,910)	(1,481,332)

INCREASE (DECREASE) IN NET ASSETS	(61,961)	27,580	(1,571,390)	(1,526,596)	(2,257,250)	1,067,257
NET ASSETS AT BEGINNING OF PERIOD	675,105	647,525	9,869,759	11,396,355	8,296,639	7,229,382
NET ASSETS AT END OF PERIOD	$613,144	$675,105	$8,298,369	$9,869,759	$6,039,389	$8,296,639

UNITS OUTSTANDING
Units outstanding at beginning of period	19,086	22,253	802,583	923,462	215,933	259,449
Units issued	625	517	74,186	57,978	13,768	9,433
Units redeemed	(1,042)	(3,684)	(194,406)	(178,857)	(39,825)	(52,949)
Units outstanding at end of period	18,669	19,086	682,363	802,583	189,876	215,933

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Templeton Foreign VIP (Class 2)		Templeton Global Bond VIP (Class 2)		Templeton Growth VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$391,155	$422,249	$(14,317)	$(15,068)	$3,403	$1,691
Net realized gains (losses)	48,535	60,343	552	2,248	70,179	11,080
Change in unrealized gains (losses)	(7,036,186)	5,629,382	17,723	16,875	(166,624)	89,594
Increase (decrease) in net assets from operations	(6,596,496)	6,111,974	3,958	4,055	(93,042)	102,365

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	69,804	30,254	—	—	—	500
Benefit payments	(1,529,781)	(1,418,531)	(13,246)	(14,998)	9,366	(9,447)
Payments on termination	(4,067,104)	(4,884,089)	(60,174)	(50,856)	(123,895)	(49,906)
Contract Maintenance Charge	(94,809)	(100,622)	(1,297)	(1,367)	(267)	(291)
Transfers among the sub-accounts and with the
Fixed Account - net	524,082	(578,141)	(14,742)	23,478	(11,411)	(2,212)
Increase (decrease) in net assets from contract
transactions	(5,097,808)	(6,951,129)	(89,459)	(43,743)	(126,207)	(61,356)

INCREASE (DECREASE) IN NET ASSETS	(11,694,304)	(839,155)	(85,501)	(39,688)	(219,249)	41,009
NET ASSETS AT BEGINNING OF PERIOD	43,238,867	44,078,022	971,078	1,010,766	677,652	636,643
NET ASSETS AT END OF PERIOD	$31,544,563	$43,238,867	$885,577	$971,078	$458,403	$677,652

UNITS OUTSTANDING
Units outstanding at beginning of period	2,122,388	2,477,117	34,872	36,442	27,157	29,795
Units issued	105,785	81,923	1,433	1,614	497	21
Units redeemed	(367,612)	(436,652)	(4,762)	(3,184)	(5,667)	(2,659)
Units outstanding at end of period	1,860,561	2,122,388	31,543	34,872	21,987	27,157

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	VIT Large Cap Value		VIT Mid Cap Value		VIT Small Cap Equity Insights
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,311)	$(2,960)	$(8,927)	$(19,906)	$(49,778)	$(50,529)
Net realized gains (losses)	9,451	361,537	228,612	143,475	600,366	523,348
Change in unrealized gains (losses)	(154,794)	(181,925)	(406,584)	70,696	(845,423)	(87,740)
Increase (decrease) in net assets from operations	(156,654)	176,652	(186,899)	194,265	(294,835)	385,079

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(275,213)	(84,179)	(343,098)	(45,077)	(163,686)	(96,911)
Payments on termination	(159,930)	(310,242)	(158,319)	(247,011)	(510,269)	(589,317)
Contract Maintenance Charge	(5,610)	(5,623)	(3,989)	(4,338)	(9,896)	(9,211)
Transfers among the sub-accounts and with the
Fixed Account - net	(97,523)	6,413	(103,272)	(14,875)	(104,609)	9,669
Increase (decrease) in net assets from contract
transactions	(538,276)	(393,631)	(608,678)	(311,301)	(788,460)	(685,770)

INCREASE (DECREASE) IN NET ASSETS	(694,930)	(216,979)	(795,577)	(117,036)	(1,083,295)	(300,691)
NET ASSETS AT BEGINNING OF PERIOD	2,200,019	2,416,998	2,139,003	2,256,039	4,149,275	4,449,966
NET ASSETS AT END OF PERIOD	$1,505,089	$2,200,019	$1,343,426	$2,139,003	$3,065,980	$4,149,275

UNITS OUTSTANDING
Units outstanding at beginning of period	122,850	145,801	94,412	108,571	196,310	231,004
Units issued	2,717	6,025	174	314	11,053	9,841
Units redeemed	(31,688)	(28,976)	(26,954)	(14,473)	(46,126)	(44,535)
Units outstanding at end of period	93,879	122,850	67,632	94,412	161,237	196,310

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Janus Aspen Series
	Sub-Account		Sub-Account		Sub-Account
	VIT Strategic Growth		VIT U.S. Equity Insights		Janus Henderson VIT Forty (Institutional Shares)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(114)	$(89)	$(20,189)	$(15,721)	$(42)	$(195)
Net realized gains (losses)	4,468	431	691,600	727,435	4,552	766
Change in unrealized gains (losses)	(4,585)	1,696	(884,902)	26,116	(3,468)	2,555
Increase (decrease) in net assets from operations	(231)	2,038	(213,491)	737,830	1,042	3,126

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(73,311)	(86,424)	—	—
Payments on termination	(222)	—	(311,938)	(530,797)	(13,302)	—
Contract Maintenance Charge	(18)	(18)	(8,409)	(8,246)	(6)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(1)	(125,910)	(331,790)	(129)	(149)
Increase (decrease) in net assets from contract
transactions	(239)	(19)	(519,568)	(957,257)	(13,437)	(155)

INCREASE (DECREASE) IN NET ASSETS	(470)	2,019	(733,059)	(219,427)	(12,395)	2,971
NET ASSETS AT BEGINNING OF PERIOD	9,150	7,131	3,583,493	3,802,920	14,028	11,057
NET ASSETS AT END OF PERIOD	$8,680	$9,150	$2,850,434	$3,583,493	$1,633	$14,028

UNITS OUTSTANDING
Units outstanding at beginning of period	494	494	156,384	202,162	412	417
Units issued	—	—	8,956	4,633	—	—
Units redeemed	(15)	—	(30,362)	(50,411)	(364)	(5)
Units outstanding at end of period	479	494	134,978	156,384	48	412

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lazard Retirement Series, Inc.		Legg Mason Partners Variable Equity Trust		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Lazard Retirement Emerging Markets Equity		ClearBridge Variable Large Cap Value Portfolio I		Bond-Debenture
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1	$1	$1	$—	$277,037	$306,697
Net realized gains (losses)	—	1	36	16	306,205	269,750
Change in unrealized gains (losses)	(24)	23	(89)	43	(1,207,216)	357,454
Increase (decrease) in net assets from operations	(23)	25	(52)	59	(623,974)	933,901

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	18,547	6,416
Benefit payments	—	—	—	—	(545,964)	(529,027)
Payments on termination	—	—	—	—	(1,261,811)	(1,552,349)
Contract Maintenance Charge	(1)	(1)	(5)	(5)	(35,342)	(35,717)
Transfers among the sub-accounts and with the
Fixed Account - net	22	1	24	4	(112,353)	566,331
Increase (decrease) in net assets from contract
transactions	21	—	19	(1)	(1,936,923)	(1,544,346)

INCREASE (DECREASE) IN NET ASSETS	(2)	25	(33)	58	(2,560,897)	(610,445)
NET ASSETS AT BEGINNING OF PERIOD	118	93	507	449	12,587,294	13,197,739
NET ASSETS AT END OF PERIOD	$116	$118	$474	$507	$10,026,397	$12,587,294

UNITS OUTSTANDING
Units outstanding at beginning of period	2	2	22	22	641,400	721,160
Units issued	—	—	1	—	19,836	55,829
Units redeemed	1	—	(1)	—	(119,571)	(135,589)
Units outstanding at end of period	3	2	22	22	541,665	641,400

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		Lord Abbett Series Fund		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Fundamental Equity		Growth and Income		Growth Opportunities
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,110)	$(22,204)	$(28,173)	$(37,039)	$(83,474)	$(89,354)
Net realized gains (losses)	486,136	337,574	976,047	1,541,695	1,123,634	160,847
Change in unrealized gains (losses)	(769,831)	36,894	(1,661,255)	(494,265)	(1,212,966)	998,739
Increase (decrease) in net assets from operations	(292,805)	352,264	(713,381)	1,010,391	(172,806)	1,070,232

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,970	2,319	25,235	650	7,356	5,215
Benefit payments	(123,748)	(33,776)	(435,181)	(323,239)	(102,972)	(121,074)
Payments on termination	(438,550)	(439,009)	(911,214)	(1,344,552)	(764,228)	(738,687)
Contract Maintenance Charge	(6,575)	(7,005)	(23,484)	(26,031)	(17,547)	(17,697)
Transfers among the sub-accounts and with the
Fixed Account - net	(91,050)	(7,419)	(330,590)	(517,235)	(79,762)	(217,056)
Increase (decrease) in net assets from contract
transactions	(628,953)	(484,890)	(1,675,234)	(2,210,407)	(957,153)	(1,089,299)

INCREASE (DECREASE) IN NET ASSETS	(921,758)	(132,626)	(2,388,615)	(1,200,016)	(1,129,959)	(19,067)
NET ASSETS AT BEGINNING OF PERIOD	3,463,936	3,596,562	8,945,959	10,145,975	5,547,933	5,567,000
NET ASSETS AT END OF PERIOD	$2,542,178	$3,463,936	$6,557,344	$8,945,959	$4,417,974	$5,547,933

UNITS OUTSTANDING
Units outstanding at beginning of period	145,524	167,273	459,829	581,502	212,361	258,019
Units issued	5,622	7,426	10,668	15,101	6,119	5,834
Units redeemed	(32,693)	(29,175)	(97,941)	(136,774)	(41,793)	(51,492)
Units outstanding at end of period	118,453	145,524	372,556	459,829	176,687	212,361

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Mid-Cap Stock		MFS Growth		MFS Investors Trust
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(108,880)	$(122,904)	$(11,459)	$(9,769)	$(6,376)	$(5,273)
Net realized gains (losses)	566,004	1,541,694	123,059	48,350	55,997	50,834
Change in unrealized gains (losses)	(2,049,892)	(850,760)	(90,117)	154,336	(100,511)	105,491
Increase (decrease) in net assets from operations	(1,592,768)	568,030	21,483	192,917	(50,890)	151,052

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,302	30,390	—	500	—	—
Benefit payments	(164,196)	(264,202)	(34,843)	(16,597)	(9,383)	(3,859)
Payments on termination	(1,748,791)	(1,289,581)	(21,348)	(19,973)	(44,464)	(32,380)
Contract Maintenance Charge	(25,230)	(26,128)	(492)	(481)	(508)	(553)
Transfers among the sub-accounts and with the
Fixed Account - net	60,435	278,605	(57,623)	(2,541)	630	(28,219)
Increase (decrease) in net assets from contract
transactions	(1,869,480)	(1,270,916)	(114,306)	(39,092)	(53,725)	(65,011)

INCREASE (DECREASE) IN NET ASSETS	(3,462,248)	(702,886)	(92,823)	153,825	(104,615)	86,041
NET ASSETS AT BEGINNING OF PERIOD	11,125,598	11,828,484	821,062	667,237	811,619	725,578
NET ASSETS AT END OF PERIOD	$7,663,350	$11,125,598	$728,239	$821,062	$707,004	$811,619

UNITS OUTSTANDING
Units outstanding at beginning of period	553,441	616,750	33,955	35,837	38,898	42,210
Units issued	18,302	35,432	815	85	189	78
Units redeemed	(116,103)	(98,741)	(4,529)	(1,967)	(2,644)	(3,390)
Units outstanding at end of period	455,640	553,441	30,241	33,955	36,443	38,898

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS New Discovery		MFS Research		MFS Total Return Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,637)	$(14,542)	$(3,790)	$(396)	$18,187	$17,339
Net realized gains (losses)	228,054	33,848	69,025	38,792	838	3,917
Change in unrealized gains (losses)	(211,786)	230,493	(89,770)	52,611	(38,376)	4,799
Increase (decrease) in net assets from operations	631	249,799	(24,535)	91,007	(19,351)	26,055

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,077	1,407	—	—	804	1,554
Benefit payments	—	(3,839)	(16,756)	(12,226)	(94)	(9,643)
Payments on termination	(86,682)	(36,186)	(21,960)	(10,349)	(39,935)	(28,591)
Contract Maintenance Charge	(787)	(793)	(165)	(175)	(411)	(455)
Transfers among the sub-accounts and with the
Fixed Account - net	(165,177)	(35,551)	(16)	(9)	102,498	(20,599)
Increase (decrease) in net assets from contract
transactions	(251,569)	(74,962)	(38,897)	(22,759)	62,862	(57,734)

INCREASE (DECREASE) IN NET ASSETS	(250,938)	174,837	(63,432)	68,248	43,511	(31,679)
NET ASSETS AT BEGINNING OF PERIOD	1,215,986	1,041,149	497,845	429,597	820,105	851,784
NET ASSETS AT END OF PERIOD	$965,048	$1,215,986	$434,413	$497,845	$863,616	$820,105

UNITS OUTSTANDING
Units outstanding at beginning of period	35,359	37,725	24,947	26,153	39,464	42,329
Units issued	114	267	—	—	5,129	364
Units redeemed	(6,279)	(2,633)	(1,872)	(1,206)	(2,076)	(3,229)
Units outstanding at end of period	29,194	35,359	23,075	24,947	42,517	39,464

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Utilities		MFS Growth (Service Class)		MFS Investors Trust (Service Class)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(718)	$7,347	$(1,068)	$(1,303)	$(1,456)	$(1,224)
Net realized gains (losses)	4,749	1,451	15,796	4,993	9,762	7,351
Change in unrealized gains (losses)	(4,559)	21,459	(11,933)	16,747	(16,968)	17,817
Increase (decrease) in net assets from operations	(528)	30,257	2,795	20,437	(8,662)	23,944

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(13,043)	—	(41,782)	—	—	—
Payments on termination	(6,058)	(5,976)	(1,375)	(1,205)	(9,032)	(2,415)
Contract Maintenance Charge	(37)	(38)	(24)	(22)	(63)	(75)
Transfers among the sub-accounts and with the
Fixed Account - net	(2)	(3)	(2,437)	(1,255)	94	(3,267)
Increase (decrease) in net assets from contract
transactions	(19,140)	(6,017)	(45,618)	(2,482)	(9,001)	(5,757)

INCREASE (DECREASE) IN NET ASSETS	(19,668)	24,240	(42,823)	17,955	(17,663)	18,187
NET ASSETS AT BEGINNING OF PERIOD	253,699	229,459	89,710	71,755	133,865	115,678
NET ASSETS AT END OF PERIOD	$234,031	$253,699	$46,887	$89,710	$116,202	$133,865

UNITS OUTSTANDING
Units outstanding at beginning of period	7,644	7,829	3,560	3,696	6,464	6,772
Units issued	—	—	—	—	5	—
Units redeemed	(567)	(185)	(1,355)	(136)	(433)	(308)
Units outstanding at end of period	7,077	7,644	2,205	3,560	6,036	6,464

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS New Discovery Series (Service Class)*		MFS Research (Service Class)		MFS Utilities (Service Class)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,138)	$(1,078)	$(436)	$(149)	$(3,546)	$16,913
Net realized gains (losses)	13,543	3,851	5,205	3,030	21,706	32,965
Change in unrealized gains (losses)	(13,257)	13,068	(7,076)	4,041	(20,626)	27,318
Increase (decrease) in net assets from operations	(852)	15,841	(2,307)	6,922	(2,466)	77,196

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15	20	—	—	—	—
Benefit payments	—	—	—	—	(191)	99
Payments on termination	(7,514)	(15,430)	(704)	(833)	(103,476)	(206,857)
Contract Maintenance Charge	(44)	(48)	(13)	(20)	(3)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,551)	(1,784)	(14)	(25)	261	(3,876)
Increase (decrease) in net assets from contract
transactions	(10,094)	(17,242)	(731)	(878)	(103,409)	(210,648)

INCREASE (DECREASE) IN NET ASSETS	(10,946)	(1,401)	(3,038)	6,044	(105,875)	(133,452)
NET ASSETS AT BEGINNING OF PERIOD	73,022	74,423	39,101	33,057	550,700	684,152
NET ASSETS AT END OF PERIOD	$62,076	$73,022	$36,063	$39,101	$444,825	$550,700

UNITS OUTSTANDING
Units outstanding at beginning of period	3,114	3,998	1,884	1,931	17,368	23,845
Units issued	12	20	—	—	11	184
Units redeemed	(406)	(904)	(34)	(47)	(3,009)	(6,661)
Units outstanding at end of period	2,720	3,114	1,850	1,884	14,370	17,368

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust II		Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	MFS High Yield		Morgan Stanley VIF Core Plus Fixed Income		Morgan Stanley VIF Emerging Markets Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,668	$12,601	$1,641	$2,613	$(166,607)	$(134,691)
Net realized gains (losses)	(3,084)	(866)	242	2,507	403,310	366,037
Change in unrealized gains (losses)	(14,459)	767	(5,636)	3,701	(3,033,168)	3,979,600
Increase (decrease) in net assets from operations	(8,875)	12,502	(3,753)	8,821	(2,796,465)	4,210,946

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	75	300	—	—	8,797	1,648
Benefit payments	—	—	—	—	(449,031)	(656,514)
Payments on termination	(39,754)	(14,358)	(11,024)	(13,092)	(862,425)	(746,997)
Contract Maintenance Charge	(115)	(138)	(122)	(140)	(4,266)	(5,032)
Transfers among the sub-accounts and with the
Fixed Account - net	2,234	1,260	455	(65,932)	(392,845)	(301,380)
Increase (decrease) in net assets from contract
transactions	(37,560)	(12,936)	(10,691)	(79,164)	(1,699,770)	(1,708,275)

INCREASE (DECREASE) IN NET ASSETS	(46,435)	(434)	(14,444)	(70,343)	(4,496,235)	2,502,671
NET ASSETS AT BEGINNING OF PERIOD	234,417	234,851	172,931	243,274	15,937,482	13,434,811
NET ASSETS AT END OF PERIOD	$187,982	$234,417	$158,487	$172,931	$11,441,247	$15,937,482

UNITS OUTSTANDING
Units outstanding at beginning of period	11,044	11,657	10,732	15,549	676,115	756,804
Units issued	184	130	31	64	31,449	44,072
Units redeemed	(1,974)	(743)	(666)	(4,881)	(112,771)	(124,761)
Units outstanding at end of period	9,254	11,044	10,097	10,732	594,793	676,115

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Global Infrastructure		Morgan Stanley VIF Global Strategist		Morgan Stanley VIF Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$547,836	$353,090	$(142,417)	$(155,147)	$(456,498)	$(409,859)
Net realized gains (losses)	432,461	1,266,867	2,803,199	1,181,655	7,273,049	3,469,257
Change in unrealized gains (losses)	(3,999,149)	2,514,538	(6,583,021)	6,692,908	(4,995,083)	5,397,044
Increase (decrease) in net assets from operations	(3,018,852)	4,134,495	(3,922,239)	7,719,416	1,821,468	8,456,442

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	25,235	360	67,846	2,462	21,203	4,685
Benefit payments	(2,896,893)	(3,062,285)	(3,113,446)	(4,280,078)	(754,890)	(840,900)
Payments on termination	(1,928,715)	(2,402,098)	(2,728,415)	(3,631,119)	(2,778,200)	(1,894,189)
Contract Maintenance Charge	(11,981)	(14,022)	(17,947)	(20,773)	(27,492)	(24,841)
Transfers among the sub-accounts and with the
Fixed Account - net	(749,410)	(459,902)	(1,369,866)	(781,236)	(471,350)	(1,056,269)
Increase (decrease) in net assets from contract
transactions	(5,561,764)	(5,937,947)	(7,161,828)	(8,710,744)	(4,010,729)	(3,811,514)

INCREASE (DECREASE) IN NET ASSETS	(8,580,616)	(1,803,452)	(11,084,067)	(991,328)	(2,189,261)	4,644,928
NET ASSETS AT BEGINNING OF PERIOD	36,447,423	38,250,875	56,496,243	57,487,571	26,765,123	22,120,195
NET ASSETS AT END OF PERIOD	$27,866,807	$36,447,423	$45,412,176	$56,496,243	$24,575,862	$26,765,123

UNITS OUTSTANDING
Units outstanding at beginning of period	773,201	906,684	3,534,299	4,167,920	977,395	1,123,772
Units issued	10,653	37,642	67,035	73,741	62,690	59,005
Units redeemed	(129,059)	(171,125)	(561,670)	(707,362)	(198,208)	(205,382)
Units outstanding at end of period	654,795	773,201	3,039,664	3,534,299	841,877	977,395

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Mid Cap Growth		Morgan Stanley VIF U.S. Real Estate		Morgan Stanley VIF Emerging Markets Debt (Class II)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(210,747)	$(177,550)	$131,733	$(27,620)	$233,272	$258,764
Net realized gains (losses)	2,958,585	43,777	579,149	808,774	(118,362)	(31,199)
Change in unrealized gains (losses)	(1,707,554)	3,332,283	(1,924,163)	(602,688)	(642,055)	299,771
Increase (decrease) in net assets from operations	1,040,284	3,198,510	(1,213,281)	178,466	(527,145)	527,336

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,968	120	7,494	3,401	4,163	4,635
Benefit payments	(575,823)	(359,894)	(338,012)	(463,309)	(246,036)	(160,760)
Payments on termination	(680,060)	(698,543)	(903,030)	(1,130,917)	(657,060)	(889,349)
Contract Maintenance Charge	(2,979)	(3,049)	(3,206)	(3,979)	(15,307)	(8,722)
Transfers among the sub-accounts and with the
Fixed Account - net	543,435	(315,982)	(514,717)	(732,766)	66,236	(125,082)
Increase (decrease) in net assets from contract
transactions	(694,459)	(1,377,348)	(1,751,471)	(2,327,570)	(848,004)	(1,179,278)

INCREASE (DECREASE) IN NET ASSETS	345,825	1,821,162	(2,964,752)	(2,149,104)	(1,375,149)	(651,942)
NET ASSETS AT BEGINNING OF PERIOD	11,077,190	9,256,028	14,209,978	16,359,082	6,487,458	7,139,400
NET ASSETS AT END OF PERIOD	$11,423,015	$11,077,190	$11,245,226	$14,209,978	$5,112,309	$6,487,458

UNITS OUTSTANDING
Units outstanding at beginning of period	383,273	436,905	331,902	387,172	245,084	290,216
Units issued	48,147	18,377	7,554	8,652	12,532	11,900
Units redeemed	(68,520)	(72,009)	(49,449)	(63,922)	(46,877)	(57,032)
Units outstanding at end of period	362,900	383,273	290,007	331,902	210,739	245,084

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Emerging Markets Equity (Class II)		Morgan Stanley VIF Global Franchise (Class II)		Morgan Stanley VIF Global Infrastructure (Class II)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,207)	$(43,622)	$(161,605)	$(101,184)	$102,958	$48,624
Net realized gains (losses)	147,357	141,207	3,483,244	2,859,031	146,400	406,897
Change in unrealized gains (losses)	(869,072)	1,198,411	(4,010,270)	2,798,464	(1,188,862)	659,244
Increase (decrease) in net assets from operations	(770,922)	1,295,996	(688,631)	5,556,311	(939,504)	1,114,765

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	35,127	5,103	1,550	—
Benefit payments	(205,716)	(133,384)	(1,548,990)	(839,071)	(314,679)	(607,326)
Payments on termination	(478,957)	(912,498)	(2,289,282)	(2,817,025)	(1,039,050)	(486,511)
Contract Maintenance Charge	(13,725)	(16,733)	(69,646)	(64,877)	(5,843)	(6,090)
Transfers among the sub-accounts and with the
Fixed Account - net	(128,148)	(10,596)	(240,789)	(960,104)	(42,224)	(161,543)
Increase (decrease) in net assets from contract
transactions	(826,546)	(1,073,211)	(4,113,580)	(4,675,974)	(1,400,246)	(1,261,470)

INCREASE (DECREASE) IN NET ASSETS	(1,597,468)	222,785	(4,802,211)	880,337	(2,339,750)	(146,705)
NET ASSETS AT BEGINNING OF PERIOD	4,520,909	4,298,124	26,129,724	25,249,387	10,728,092	10,874,797
NET ASSETS AT END OF PERIOD	$2,923,441	$4,520,909	$21,327,513	$26,129,724	$8,388,342	$10,728,092

UNITS OUTSTANDING
Units outstanding at beginning of period	116,229	147,008	753,600	899,814	579,273	647,246
Units issued	6,993	4,929	9,261	16,749	6,993	4,446
Units redeemed	(30,145)	(35,708)	(124,215)	(162,963)	(83,445)	(72,419)
Units outstanding at end of period	93,077	116,229	638,646	753,600	502,821	579,273

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Global Strategist (Class II)		Morgan Stanley VIF Growth (Class II)		Morgan Stanley VIF Mid Cap Growth (Class II)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(127,563)	$(142,656)	$(95,997)	$(88,163)	$(204,508)	$(203,312)
Net realized gains (losses)	960,403	428,029	1,607,262	787,185	3,173,476	11,581
Change in unrealized gains (losses)	(2,245,419)	2,245,854	(1,173,536)	1,062,022	(1,711,516)	3,897,555
Increase (decrease) in net assets from operations	(1,412,579)	2,531,227	337,729	1,761,044	1,257,452	3,705,824

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,404	1,560	650	815	11,186	8,091
Benefit payments	(818,291)	(975,568)	(111,121)	(153,842)	(624,100)	(256,731)
Payments on termination	(1,157,912)	(1,503,947)	(357,765)	(446,424)	(1,622,525)	(1,654,651)
Contract Maintenance Charge	(23,145)	(22,870)	(19,808)	(15,473)	(46,607)	(42,706)
Transfers among the sub-accounts and with the
Fixed Account - net	(611,898)	(485,969)	(175,002)	(240,906)	(754,058)	(940,638)
Increase (decrease) in net assets from contract
transactions	(2,606,842)	(2,986,794)	(663,046)	(855,830)	(3,036,104)	(2,886,635)

INCREASE (DECREASE) IN NET ASSETS	(4,019,421)	(455,567)	(325,317)	905,214	(1,778,652)	819,189
NET ASSETS AT BEGINNING OF PERIOD	19,174,510	19,630,077	5,522,021	4,616,807	11,937,910	11,118,721
NET ASSETS AT END OF PERIOD	$15,155,089	$19,174,510	$5,196,704	$5,522,021	$10,159,258	$11,937,910

UNITS OUTSTANDING
Units outstanding at beginning of period	1,254,151	1,459,997	142,276	167,151	460,693	592,106
Units issued	16,672	22,127	14,428	6,106	19,864	12,440
Units redeemed	(192,246)	(227,973)	(30,590)	(30,981)	(126,128)	(143,853)
Units outstanding at end of period	1,078,577	1,254,151	126,114	142,276	354,429	460,693

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF U.S. Real Estate (Class II)		European Equity*		Income Plus
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$173,982	$(95,402)	$268,014	$343,623	$787,721	$1,002,868
Net realized gains (losses)	1,028,660	1,174,564	(1,352,074)	(37,010)	832,830	523,524
Change in unrealized gains (losses)	(3,364,524)	(813,233)	(1,238,884)	4,073,317	(3,862,996)	817,467
Increase (decrease) in net assets from operations	(2,161,882)	265,929	(2,322,944)	4,379,930	(2,242,445)	2,343,859

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	28,383	11,374	2,782	1,222	41,903	4,349
Benefit payments	(483,005)	(467,935)	(794,767)	(890,054)	(2,728,925)	(3,548,373)
Payments on termination	(2,188,023)	(2,733,365)	(967,693)	(1,684,210)	(3,168,530)	(3,239,007)
Contract Maintenance Charge	(72,754)	(63,309)	(7,203)	(10,150)	(14,135)	(16,360)
Transfers among the sub-accounts and with the
Fixed Account - net	(221,781)	419,682	(19,117,035)	(192,937)	(748,341)	(675,453)
Increase (decrease) in net assets from contract
transactions	(2,937,180)	(2,833,553)	(20,883,916)	(2,776,129)	(6,618,028)	(7,474,844)

INCREASE (DECREASE) IN NET ASSETS	(5,099,062)	(2,567,624)	(23,206,860)	1,603,801	(8,860,473)	(5,130,985)
NET ASSETS AT BEGINNING OF PERIOD	25,033,933	27,601,557	23,206,860	21,603,059	43,809,831	48,940,816
NET ASSETS AT END OF PERIOD	$19,934,871	$25,033,933	$—	$23,206,860	$34,949,358	$43,809,831

UNITS OUTSTANDING
Units outstanding at beginning of period	675,250	752,812	626,968	699,125	1,191,804	1,398,179
Units issued	29,229	37,004	11,214	20,826	27,949	68,889
Units redeemed	(110,589)	(114,566)	(638,182)	(92,983)	(212,939)	(275,264)
Units outstanding at end of period	593,890	675,250	—	626,968	1,006,814	1,191,804

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	Limited Duration*		Multi Cap Growth		European Equity (Class Y Shares)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19,238	$43,013	$(2,974,482)	$(2,478,276)	$38,442	$55,638
Net realized gains (losses)	(816,571)	(145,223)	65,991,282	24,263,364	(342,908)	(3,787)
Change in unrealized gains (losses)	716,714	95,073	(38,893,111)	45,939,233	(335,574)	1,067,690
Increase (decrease) in net assets from operations	(80,619)	(7,137)	24,123,689	67,724,321	(640,040)	1,119,541

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	166,962	—	1,924,239	9,732	1,434	870
Benefit payments	(253,613)	(414,104)	(13,014,164)	(6,435,540)	(177,972)	(81,625)
Payments on termination	(295,134)	(350,881)	(12,814,729)	(14,685,803)	(459,171)	(376,843)
Contract Maintenance Charge	(1,817)	(2,506)	(61,425)	(61,884)	(3,878)	(7,960)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,303,328)	126,512	(4,098,647)	(4,169,824)	(4,937,303)	(81,081)
Increase (decrease) in net assets from contract
transactions	(4,686,930)	(640,979)	(28,064,726)	(25,343,319)	(5,576,890)	(546,639)

INCREASE (DECREASE) IN NET ASSETS	(4,767,549)	(648,116)	(3,941,037)	42,381,002	(6,216,930)	572,902
NET ASSETS AT BEGINNING OF PERIOD	4,767,549	5,415,665	194,167,573	151,786,571	6,216,930	5,644,028
NET ASSETS AT END OF PERIOD	$—	$4,767,549	$190,226,536	$194,167,573	$—	$6,216,930

UNITS OUTSTANDING
Units outstanding at beginning of period	440,457	499,529	1,841,045	2,090,554	488,604	534,228
Units issued	38,031	28,235	49,290	46,398	10,759	9,763
Units redeemed	(478,488)	(87,307)	(246,443)	(295,907)	(499,363)	(55,387)
Units outstanding at end of period	—	440,457	1,643,892	1,841,045	—	488,604

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	Income Plus (Class Y Shares)		Limited Duration (Class Y Shares)*		Multi Cap Growth (Class Y Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$618,247	$765,786	$(20,588)	$48,291	$(978,329)	$(840,723)
Net realized gains (losses)	854,660	460,414	(3,609,847)	(469,190)	17,913,994	6,980,713
Change in unrealized gains (losses)	(4,169,998)	1,048,014	3,216,114	265,720	(10,779,952)	11,842,286
Increase (decrease) in net assets from operations	(2,697,091)	2,274,214	(414,321)	(155,179)	6,155,713	17,982,276

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	34,549	2,222	250	300	59,723	3,060
Benefit payments	(2,182,110)	(3,137,337)	(543,243)	(923,788)	(1,350,082)	(1,939,545)
Payments on termination	(3,785,740)	(4,094,740)	(1,088,077)	(1,661,448)	(5,337,545)	(3,980,155)
Contract Maintenance Charge	(59,972)	(32,322)	(16,489)	(21,119)	(60,165)	(44,479)
Transfers among the sub-accounts and with the
Fixed Account - net	(689,457)	704,903	(17,798,129)	929,039	(1,855,782)	(2,115,058)
Increase (decrease) in net assets from contract
transactions	(6,682,730)	(6,557,274)	(19,445,688)	(1,677,016)	(8,543,851)	(8,076,177)

INCREASE (DECREASE) IN NET ASSETS	(9,379,821)	(4,283,060)	(19,860,009)	(1,832,195)	(2,388,138)	9,906,099
NET ASSETS AT BEGINNING OF PERIOD	47,316,529	51,599,589	19,860,009	21,692,204	51,308,224	41,402,125
NET ASSETS AT END OF PERIOD	$37,936,708	$47,316,529	$—	$19,860,009	$48,920,086	$51,308,224

UNITS OUTSTANDING
Units outstanding at beginning of period	2,567,886	2,921,247	2,139,358	2,316,494	1,827,524	2,150,787
Units issued	97,813	102,653	53,315	126,352	23,967	37,701
Units redeemed	(475,916)	(456,014)	(2,192,673)	(303,488)	(280,290)	(360,964)
Units outstanding at end of period	2,189,783	2,567,886	—	2,139,358	1,571,201	1,827,524

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Neuberger Berman Advisors Management Trust		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	AMT Large Cap Value		Oppenheimer Capital Appreciation		Oppenheimer Conservative Balanced
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(98)	$(230)	$(31,302)	$(31,498)	$4,771	$5,058
Net realized gains (losses)	2,708	699	267,224	308,264	32,778	27,198
Change in unrealized gains (losses)	(3,249)	2,111	(426,964)	335,870	(99,403)	46,419
Increase (decrease) in net assets from operations	(639)	2,580	(191,042)	612,636	(61,854)	78,675

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	23,375	27,025	3,000	4,500
Benefit payments	—	—	(12,753)	(34,402)	(26,393)	(65,578)
Payments on termination	(251)	(299)	(78,707)	(165,491)	(54,157)	(58,584)
Contract Maintenance Charge	(11)	(12)	(1,888)	(2,033)	(433)	(487)
Transfers among the sub-accounts and with the
Fixed Account - net	—	1	(71,588)	(19,508)	762	(45,347)
Increase (decrease) in net assets from contract
transactions	(262)	(310)	(141,561)	(194,409)	(77,221)	(165,496)

INCREASE (DECREASE) IN NET ASSETS	(901)	2,270	(332,603)	418,227	(139,075)	(86,821)
NET ASSETS AT BEGINNING OF PERIOD	24,757	22,487	2,921,677	2,503,450	983,373	1,070,194
NET ASSETS AT END OF PERIOD	$23,856	$24,757	$2,589,074	$2,921,677	$844,298	$983,373

UNITS OUTSTANDING
Units outstanding at beginning of period	1,075	1,089	147,852	159,042	61,755	72,227
Units issued	—	—	1,672	3,214	255	397
Units redeemed	(12)	(14)	(8,507)	(14,404)	(5,162)	(10,869)
Units outstanding at end of period	1,063	1,075	141,017	147,852	56,848	61,755

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Discovery Mid Cap Growth		Oppenheimer Global		Oppenheimer Global Strategic Income
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,888)	$(8,917)	$(8,606)	$(8,280)	$43,255	$12,103
Net realized gains (losses)	116,662	83,487	282,011	93,428	(9,863)	114
Change in unrealized gains (losses)	(143,718)	70,376	(617,484)	572,316	(105,644)	53,125
Increase (decrease) in net assets from operations	(36,944)	144,946	(344,079)	657,464	(72,252)	65,342

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	19,378	29,893	3,790	5,300
Benefit payments	(21,333)	(11,765)	(2,885)	(12,334)	32,816	(20,265)
Payments on termination	(31,083)	(35,230)	(202,624)	(115,797)	(189,514)	(60,325)
Contract Maintenance Charge	(172)	(175)	(1,526)	(1,533)	(506)	(551)
Transfers among the sub-accounts and with the
Fixed Account - net	(37,658)	(5,152)	112,913	(55,637)	(57,543)	229
Increase (decrease) in net assets from contract
transactions	(90,246)	(52,322)	(74,744)	(155,408)	(210,957)	(75,612)

INCREASE (DECREASE) IN NET ASSETS	(127,190)	92,624	(418,823)	502,056	(283,209)	(10,270)
NET ASSETS AT BEGINNING OF PERIOD	646,846	554,222	2,452,778	1,950,722	1,387,629	1,397,899
NET ASSETS AT END OF PERIOD	$519,656	$646,846	$2,033,955	$2,452,778	$1,104,420	$1,387,629

UNITS OUTSTANDING
Units outstanding at beginning of period	48,468	52,424	67,753	72,913	98,337	102,359
Units issued	—	611	6,826	3,940	4,756	2,194
Units redeemed	(5,016)	(4,567)	(8,849)	(9,100)	(26,112)	(6,216)
Units outstanding at end of period	43,452	48,468	65,730	67,753	76,981	98,337

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street		Oppenheimer Main Street Small Cap		Oppenheimer Total Return Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,131)	$(2,884)	$(14,516)	$(4,511)	$9,877	$5,471
Net realized gains (losses)	142,176	94,995	189,321	149,134	(14,384)	(4,597)
Change in unrealized gains (losses)	(244,520)	97,316	(314,936)	(8,631)	(7,169)	14,703
Increase (decrease) in net assets from operations	(106,475)	189,427	(140,131)	135,992	(11,676)	15,577

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,605	10,615	1,990	1,680
Benefit payments	(14,849)	(26,767)	(2,664)	(394)	—	—
Payments on termination	(135,494)	(147,997)	(78,037)	(47,747)	(50,571)	(18,462)
Contract Maintenance Charge	(687)	(739)	(1,162)	(1,259)	(439)	(488)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,250)	(8,241)	(24,549)	55,308	3,686	14,696
Increase (decrease) in net assets from contract
transactions	(168,280)	(183,744)	(104,807)	16,523	(45,334)	(2,574)

INCREASE (DECREASE) IN NET ASSETS	(274,755)	5,683	(244,938)	152,515	(57,010)	13,003
NET ASSETS AT BEGINNING OF PERIOD	1,320,219	1,314,536	1,335,751	1,183,236	497,304	484,301
NET ASSETS AT END OF PERIOD	$1,045,464	$1,320,219	$1,090,813	$1,335,751	$440,294	$497,304

UNITS OUTSTANDING
Units outstanding at beginning of period	64,084	73,740	30,269	30,147	38,168	38,394
Units issued	15	3,819	141	11,155	1,116	1,278
Units redeemed	(7,947)	(13,475)	(2,413)	(11,033)	(4,706)	(1,504)
Units outstanding at end of period	56,152	64,084	27,997	30,269	34,578	38,168

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Capital Appreciation (SS)		Oppenheimer Conservative Balanced (SS)		Oppenheimer Discovery Mid Cap Growth (SS)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(255,891)	$(267,546)	$4,582	$4,426	$(99,162)	$(100,328)
Net realized gains (losses)	1,887,691	2,293,530	210,777	59,271	1,182,159	1,062,895
Change in unrealized gains (losses)	(2,573,007)	1,646,572	(621,435)	398,669	(1,470,524)	442,836
Increase (decrease) in net assets from operations	(941,207)	3,672,556	(406,076)	462,366	(387,527)	1,405,403

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,857	10,064	962	1,315	1,465	9,365
Benefit payments	(438,297)	(314,028)	(248,862)	(253,425)	(53,949)	(249,568)
Payments on termination	(1,508,863)	(2,276,612)	(675,962)	(481,460)	(858,348)	(766,997)
Contract Maintenance Charge	(50,256)	(48,655)	(25,388)	(24,314)	(22,731)	(21,487)
Transfers among the sub-accounts and with the
Fixed Account - net	(271,562)	(911,136)	(107,159)	(26,390)	(166,186)	(205,409)
Increase (decrease) in net assets from contract
transactions	(2,263,121)	(3,540,367)	(1,056,409)	(784,274)	(1,099,749)	(1,234,096)

INCREASE (DECREASE) IN NET ASSETS	(3,204,328)	132,189	(1,462,485)	(321,908)	(1,487,276)	171,307
NET ASSETS AT BEGINNING OF PERIOD	16,464,681	16,332,492	6,523,761	6,845,669	5,984,694	5,813,387
NET ASSETS AT END OF PERIOD	$13,260,353	$16,464,681	$5,061,276	$6,523,761	$4,497,418	$5,984,694

UNITS OUTSTANDING
Units outstanding at beginning of period	672,831	830,413	393,778	442,635	209,781	257,030
Units issued	23,597	11,598	10,016	13,743	3,831	2,198
Units redeemed	(110,771)	(169,180)	(75,252)	(62,600)	(43,112)	(49,447)
Units outstanding at end of period	585,657	672,831	328,542	393,778	170,500	209,781

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Global (SS)		Oppenheimer Global Strategic Income (SS)		Oppenheimer Main Street (SS)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(63,404)	$(67,039)	$894,398	$136,435	$(206,717)	$(183,045)
Net realized gains (losses)	925,717	477,140	(316,884)	(106,880)	3,843,458	2,024,936
Change in unrealized gains (losses)	(1,894,265)	1,856,507	(2,520,856)	1,511,289	(6,008,151)	2,348,310
Increase (decrease) in net assets from operations	(1,031,952)	2,266,608	(1,943,342)	1,540,844	(2,371,410)	4,190,201

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,379	23,191	22,588	55,937	43,198	19,615
Benefit payments	(79,191)	(395,591)	(713,911)	(1,149,116)	(744,343)	(735,787)
Payments on termination	(942,022)	(938,245)	(3,259,944)	(4,193,120)	(3,855,836)	(3,417,985)
Contract Maintenance Charge	(25,502)	(24,619)	(95,621)	(81,577)	(84,496)	(80,836)
Transfers among the sub-accounts and with the
Fixed Account - net	35,109	(446,125)	(176,258)	568,344	(254,815)	(877,507)
Increase (decrease) in net assets from contract
transactions	(991,227)	(1,781,389)	(4,223,146)	(4,799,532)	(4,896,292)	(5,092,500)

INCREASE (DECREASE) IN NET ASSETS	(2,023,179)	485,219	(6,166,488)	(3,258,688)	(7,267,702)	(902,299)
NET ASSETS AT BEGINNING OF PERIOD	7,956,650	7,471,431	33,977,883	37,236,571	29,569,014	30,471,313
NET ASSETS AT END OF PERIOD	$5,933,471	$7,956,650	$27,811,395	$33,977,883	$22,301,312	$29,569,014

UNITS OUTSTANDING
Units outstanding at beginning of period	212,580	267,574	1,805,862	2,063,546	1,039,755	1,228,171
Units issued	6,059	2,685	101,502	101,381	47,146	24,678
Units redeemed	(32,325)	(57,679)	(334,784)	(359,065)	(220,229)	(213,094)
Units outstanding at end of period	186,314	212,580	1,572,580	1,805,862	866,672	1,039,755

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street Small Cap (SS)		Oppenheimer Total Return Bond (SS)		PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(197,469)	$(132,029)	$167,991	$85,291	$1,617	$79,099
Net realized gains (losses)	2,265,153	1,422,801	(336,409)	(271,821)	(121,394)	(462,658)
Change in unrealized gains (losses)	(3,277,112)	262,780	(175,638)	553,872	37,516	381,813
Increase (decrease) in net assets from operations	(1,209,428)	1,553,552	(344,056)	367,342	(82,261)	(1,746)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,024	5,260	41,575	14,667	—	—
Benefit payments	(500,377)	(384,405)	(425,111)	(511,657)	(20,353)	(250,368)
Payments on termination	(1,678,696)	(1,578,863)	(1,403,206)	(1,596,497)	(64,007)	(113,157)
Contract Maintenance Charge	(42,048)	(42,055)	(40,110)	(42,944)	(1,793)	(1,844)
Transfers among the sub-accounts and with the
Fixed Account - net	(329,063)	103,903	(354,420)	334,495	3,094	22,724
Increase (decrease) in net assets from contract
transactions	(2,538,160)	(1,896,160)	(2,181,272)	(1,801,936)	(83,059)	(342,645)

INCREASE (DECREASE) IN NET ASSETS	(3,747,588)	(342,608)	(2,525,328)	(1,434,594)	(165,320)	(344,391)
NET ASSETS AT BEGINNING OF PERIOD	13,445,533	13,788,141	12,290,600	13,725,194	599,212	943,603
NET ASSETS AT END OF PERIOD	$9,697,945	$13,445,533	$9,765,272	$12,290,600	$433,892	$599,212

UNITS OUTSTANDING
Units outstanding at beginning of period	328,395	376,889	1,310,547	1,505,368	106,325	167,844
Units issued	12,641	22,191	60,519	122,895	2,972	7,025
Units redeemed	(71,829)	(70,685)	(300,840)	(317,716)	(18,194)	(68,544)
Units outstanding at end of period	269,207	328,395	1,070,226	1,310,547	91,103	106,325

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)		PIMCO VIT International Bond (US Dollar-Hedged)*		PIMCO VIT Real Return (Advisor Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,641	$19,130	$(1)	$22	$23,397	$17,575
Net realized gains (losses)	(7,665)	(6,039)	3	1	(29,189)	(16,543)
Change in unrealized gains (losses)	(41,454)	32,456	1	(15)	(132,208)	34,730
Increase (decrease) in net assets from operations	(36,478)	45,547	3	8	(138,000)	35,762

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	15,419	—
Benefit payments	(11,641)	(16,858)	—	—	(101,528)	(80,541)
Payments on termination	(27,042)	(81,921)	—	—	(351,420)	(304,081)
Contract Maintenance Charge	(1,889)	(1,951)	(3)	(3)	(10,649)	(4,722)
Transfers among the sub-accounts and with the
Fixed Account - net	22,295	(42,867)	5	33	37,071	2,229,314
Increase (decrease) in net assets from contract
transactions	(18,277)	(143,597)	2	30	(411,107)	1,839,970

INCREASE (DECREASE) IN NET ASSETS	(54,755)	(98,050)	5	38	(549,107)	1,875,732
NET ASSETS AT BEGINNING OF PERIOD	541,373	639,423	638	600	3,672,064	1,796,332
NET ASSETS AT END OF PERIOD	$486,618	$541,373	$643	$638	$3,122,957	$3,672,064

UNITS OUTSTANDING
Units outstanding at beginning of period	32,164	41,156	35	33	277,692	137,596
Units issued	4,400	1,533	—	2	14,122	178,504
Units redeemed	(5,670)	(10,525)	—	—	(45,741)	(38,408)
Units outstanding at end of period	30,894	32,164	35	35	246,073	277,692

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		Profunds VP
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Total Return		PIMCO VIT Total Return (Advisor Shares)		ProFund VP Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19	$9	$60,131	$24,835	$—	$(435)
Net realized gains (losses)	17	1	43,798	(561)	—	2,045
Change in unrealized gains (losses)	(75)	46	(301,385)	266,297	—	(1,852)
Increase (decrease) in net assets from operations	(39)	56	(197,456)	290,571	—	(242)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	500	1,400	—	—
Benefit payments	—	—	(288,649)	(305,552)	—	—
Payments on termination	—	—	(1,298,873)	(1,171,002)	—	—
Contract Maintenance Charge	(5)	(5)	(29,524)	(25,907)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(64)	175	407,357	(272,852)	—	(59,858)
Increase (decrease) in net assets from contract
transactions	(69)	170	(1,209,189)	(1,773,913)	—	(59,858)

INCREASE (DECREASE) IN NET ASSETS	(108)	226	(1,406,645)	(1,483,342)	—	(60,100)
NET ASSETS AT BEGINNING OF PERIOD	1,873	1,647	8,553,316	10,036,658	—	60,100
NET ASSETS AT END OF PERIOD	$1,765	$1,873	$7,146,671	$8,553,316	$—	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	106	96	570,599	689,455	—	4,681
Units issued	6	10	67,206	49,300	—	1,661
Units redeemed	(10)	—	(149,433)	(168,156)	—	(6,342)
Units outstanding at end of period	102	106	488,372	570,599	—	—

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Diversified Income		VT Equity Income		VT George Putnam Balanced
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$456,536	$726,606	$(1,223,887)	$(853,072)	$(324,548)	$52,990
Net realized gains (losses)	(602,791)	(497,505)	13,588,081	6,894,700	1,336,739	940,443
Change in unrealized gains (losses)	(181,675)	714,599	(27,146,971)	16,085,425	(2,773,829)	4,628,222
Increase (decrease) in net assets from operations	(327,930)	943,700	(14,782,777)	22,127,053	(1,761,638)	5,621,655

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,556	4,427	219,997	56,411	14,700	17,190
Benefit payments	(664,527)	(418,779)	(5,917,734)	(4,085,630)	(1,520,944)	(947,279)
Payments on termination	(1,091,122)	(1,048,296)	(12,896,472)	(9,446,355)	(3,588,609)	(3,926,624)
Contract Maintenance Charge	(27,504)	(30,443)	(368,030)	(301,696)	(101,837)	(106,941)
Transfers among the sub-accounts and with the
Fixed Account - net	(248,322)	(140,011)	(3,221,977)	106,573,153	(116,694)	16,571
Increase (decrease) in net assets from contract
transactions	(2,028,919)	(1,633,102)	(22,184,216)	92,795,883	(5,313,384)	(4,947,083)

INCREASE (DECREASE) IN NET ASSETS	(2,356,849)	(689,402)	(36,966,993)	114,922,936	(7,075,022)	674,572
NET ASSETS AT BEGINNING OF PERIOD	16,866,001	17,555,403	174,275,205	59,352,269	44,416,186	43,741,614
NET ASSETS AT END OF PERIOD	$14,509,152	$16,866,001	$137,308,212	$174,275,205	$37,341,164	$44,416,186

UNITS OUTSTANDING
Units outstanding at beginning of period	858,616	944,053	5,922,134	2,238,476	2,547,717	2,835,833
Units issued	33,898	25,048	105,986	4,358,174	89,907	100,953
Units redeemed	(135,707)	(110,485)	(854,898)	(674,516)	(389,679)	(389,069)
Units outstanding at end of period	756,807	858,616	5,173,222	5,922,134	2,247,945	2,547,717

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Asset Allocation		VT Global Equity		VT Global Health Care
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$79,585	$3,230	$(140,384)	$(540)	$(93,504)	$(199,365)
Net realized gains (losses)	1,880,206	932,320	455,467	275,865	3,643,988	2,663,330
Change in unrealized gains (losses)	(3,368,032)	1,601,907	(2,034,490)	2,871,328	(3,838,858)	477,393
Increase (decrease) in net assets from operations	(1,408,241)	2,537,457	(1,719,407)	3,146,653	(288,374)	2,941,358

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	13,524	17,800	12,700	7,289	42,512	42,688
Benefit payments	(614,735)	(344,810)	(433,464)	(147,658)	(795,776)	(910,019)
Payments on termination	(3,357,744)	(1,275,425)	(817,450)	(707,110)	(1,226,636)	(1,805,561)
Contract Maintenance Charge	(46,530)	(51,271)	(30,736)	(35,303)	(57,943)	(62,708)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,122)	(115,228)	(194,951)	(564,049)	(500,454)	(716,319)
Increase (decrease) in net assets from contract
transactions	(4,008,607)	(1,768,934)	(1,463,901)	(1,446,831)	(2,538,297)	(3,451,919)

INCREASE (DECREASE) IN NET ASSETS	(5,416,848)	768,523	(3,183,308)	1,699,822	(2,826,671)	(510,561)
NET ASSETS AT BEGINNING OF PERIOD	20,209,025	19,440,502	14,072,973	12,373,151	21,378,685	21,889,246
NET ASSETS AT END OF PERIOD	$14,792,177	$20,209,025	$10,889,665	$14,072,973	$18,552,014	$21,378,685

UNITS OUTSTANDING
Units outstanding at beginning of period	947,796	1,032,882	1,012,563	1,126,197	794,900	923,219
Units issued	50,208	34,399	19,042	13,909	5,654	23,449
Units redeemed	(242,714)	(119,485)	(124,965)	(127,543)	(96,129)	(151,768)
Units outstanding at end of period	755,290	947,796	906,640	1,012,563	704,425	794,900

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Utilities		VT Government Money Market		VT Growth Opportunities
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$76,291	$113,155	$(140,448)	$(487,899)	$(1,480,064)	$(1,294,267)
Net realized gains (losses)	292,086	282,965	—	—	10,118,785	3,603,145
Change in unrealized gains (losses)	(511,310)	1,055,022	—	—	(6,855,623)	21,508,487
Increase (decrease) in net assets from operations	(142,933)	1,451,142	(140,448)	(487,899)	1,783,098	23,817,365

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,875	2,020	45,654	51,070	107,196	57,798
Benefit payments	(349,668)	(348,679)	(1,121,638)	(2,451,280)	(2,441,110)	(2,327,855)
Payments on termination	(393,766)	(551,085)	(6,878,928)	(7,589,823)	(7,483,354)	(7,650,192)
Contract Maintenance Charge	(17,042)	(18,557)	(136,897)	(87,717)	(232,008)	(228,108)
Transfers among the sub-accounts and with the
Fixed Account - net	(106,788)	(326,783)	5,993,525	6,445,957	(3,124,484)	(2,977,990)
Increase (decrease) in net assets from contract
transactions	(851,389)	(1,243,084)	(2,098,284)	(3,631,793)	(13,173,760)	(13,126,347)

INCREASE (DECREASE) IN NET ASSETS	(994,322)	208,058	(2,238,732)	(4,119,692)	(11,390,662)	10,691,018
NET ASSETS AT BEGINNING OF PERIOD	7,654,215	7,446,157	34,746,458	38,866,150	98,131,540	87,440,522
NET ASSETS AT END OF PERIOD	$6,659,893	$7,654,215	$32,507,726	$34,746,458	$86,740,878	$98,131,540

UNITS OUTSTANDING
Units outstanding at beginning of period	489,863	569,870	3,714,121	4,094,895	8,721,565	10,017,371
Units issued	6,091	12,303	1,096,763	1,124,756	123,164	145,473
Units redeemed	(59,820)	(92,310)	(1,320,654)	(1,505,530)	(1,192,782)	(1,441,279)
Units outstanding at end of period	436,134	489,863	3,490,230	3,714,121	7,651,947	8,721,565

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT High Yield		VT Income		VT International Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$929,540	$1,067,188	$744,599	$1,490,422	$(70,033)	$417,259
Net realized gains (losses)	(256,533)	(180,342)	(747,634)	(542,407)	159,081	(329,268)
Change in unrealized gains (losses)	(1,804,062)	376,694	(634,752)	1,100,105	(11,284,994)	12,615,976
Increase (decrease) in net assets from operations	(1,131,055)	1,263,540	(637,787)	2,048,120	(11,195,946)	12,703,967

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	24,862	27,991	27,284	13,937	76,399	69,859
Benefit payments	(975,456)	(674,359)	(1,532,053)	(1,283,213)	(1,340,393)	(1,326,191)
Payments on termination	(1,724,355)	(2,027,210)	(3,737,487)	(4,521,811)	(4,211,923)	(5,152,315)
Contract Maintenance Charge	(54,706)	(55,966)	(121,249)	(123,746)	(117,692)	(129,719)
Transfers among the sub-accounts and with the
Fixed Account - net	(217,919)	(607,622)	(963,455)	1,051,625	738,731	(1,424,806)
Increase (decrease) in net assets from contract
transactions	(2,947,574)	(3,337,166)	(6,326,960)	(4,863,208)	(4,854,878)	(7,963,172)

INCREASE (DECREASE) IN NET ASSETS	(4,078,629)	(2,073,626)	(6,964,747)	(2,815,088)	(16,050,824)	4,740,795
NET ASSETS AT BEGINNING OF PERIOD	22,872,413	24,946,039	49,556,357	52,371,445	59,362,070	54,621,275
NET ASSETS AT END OF PERIOD	$18,793,784	$22,872,413	$42,591,610	$49,556,357	$43,311,246	$59,362,070

UNITS OUTSTANDING
Units outstanding at beginning of period	936,025	1,074,100	2,820,409	3,101,981	3,712,308	4,241,322
Units issued	17,956	31,676	102,187	142,202	202,569	151,859
Units redeemed	(140,669)	(169,751)	(472,179)	(423,774)	(514,653)	(680,873)
Units outstanding at end of period	813,312	936,025	2,450,417	2,820,409	3,400,224	3,712,308

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT International Growth		VT International Value		VT Mortgage Securities*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(133,327)	$(32,889)	$66,017	$12,406	$152,227	$122,796
Net realized gains (losses)	1,211,844	409,029	(158,353)	(252,802)	(394,124)	(382,054)
Change in unrealized gains (losses)	(2,910,466)	2,357,511	(1,745,180)	2,416,146	(12,087)	328,635
Increase (decrease) in net assets from operations	(1,831,949)	2,733,651	(1,837,516)	2,175,750	(253,984)	69,377

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	16,884	25,553	22,958	17,337	12,118	13,777
Benefit payments	(293,581)	(330,404)	(477,775)	(236,608)	(555,833)	(588,682)
Payments on termination	(628,094)	(587,549)	(466,691)	(868,564)	(767,142)	(817,536)
Contract Maintenance Charge	(31,897)	(34,784)	(25,905)	(29,191)	(23,544)	(26,763)
Transfers among the sub-accounts and with the
Fixed Account - net	(313,003)	(199,970)	(253,109)	(247,701)	(263,552)	(390,799)
Increase (decrease) in net assets from contract
transactions	(1,249,691)	(1,127,154)	(1,200,522)	(1,364,727)	(1,597,953)	(1,810,003)

INCREASE (DECREASE) IN NET ASSETS	(3,081,640)	1,606,497	(3,038,038)	811,023	(1,851,937)	(1,740,626)
NET ASSETS AT BEGINNING OF PERIOD	10,443,137	8,836,640	10,813,045	10,002,022	11,498,951	13,239,577
NET ASSETS AT END OF PERIOD	$7,361,497	$10,443,137	$7,775,007	$10,813,045	$9,647,014	$11,498,951

UNITS OUTSTANDING
Units outstanding at beginning of period	696,473	783,661	686,770	781,386	712,036	818,662
Units issued	21,104	45,241	16,802	20,873	26,106	34,496
Units redeemed	(114,206)	(132,429)	(95,585)	(115,489)	(121,906)	(141,122)
Units outstanding at end of period	603,371	696,473	607,987	686,770	616,236	712,036

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Multi-Cap Core*		VT Research		VT Small Cap Growth*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(147,059)	$(144,765)	$(300,144)	$(164,192)	$(48,025)	$(31,520)
Net realized gains (losses)	6,750,516	4,671,541	2,052,158	1,779,575	503,639	320,153
Change in unrealized gains (losses)	(10,332,999)	4,303,405	(2,810,486)	2,636,895	(930,573)	(79,724)
Increase (decrease) in net assets from operations	(3,729,542)	8,830,181	(1,058,472)	4,252,278	(474,959)	208,909

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	27,356	15,775	14,103	14,936	11,368	10,600
Benefit payments	(1,658,921)	(757,862)	(663,546)	(718,951)	(108,019)	(13,377)
Payments on termination	(2,867,204)	(2,962,210)	(1,733,652)	(1,403,791)	(194,188)	(169,801)
Contract Maintenance Charge	(98,373)	(101,971)	(50,168)	(53,124)	(10,091)	(11,005)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,022,136)	(1,037,170)	(840,049)	(895,210)	22,953	20,617
Increase (decrease) in net assets from contract
transactions	(5,619,278)	(4,843,438)	(3,273,312)	(3,056,140)	(277,977)	(162,966)

INCREASE (DECREASE) IN NET ASSETS	(9,348,820)	3,986,743	(4,331,784)	1,196,138	(752,936)	45,943
NET ASSETS AT BEGINNING OF PERIOD	48,312,786	44,326,043	22,202,531	21,006,393	3,479,989	3,434,046
NET ASSETS AT END OF PERIOD	$38,963,966	$48,312,786	$17,870,747	$22,202,531	$2,727,053	$3,479,989

UNITS OUTSTANDING
Units outstanding at beginning of period	2,805,148	3,120,920	1,106,022	1,267,262	111,614	117,272
Units issued	32,143	67,838	15,201	23,903	7,314	9,920
Units redeemed	(352,088)	(383,610)	(174,033)	(185,143)	(15,842)	(15,578)
Units outstanding at end of period	2,485,203	2,805,148	947,190	1,106,022	103,086	111,614

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Small Cap Value		VT Sustainable Future*		VT Sustainable Leaders*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(346,969)	$(266,153)	$(48,532)	$(36,279)	$(1,032,983)	$(549,995)
Net realized gains (losses)	8,994,006	1,535,673	346,525	435,027	12,755,947	8,873,627
Change in unrealized gains (losses)	(15,121,956)	755,157	(622,613)	148,617	(13,066,663)	8,736,026
Increase (decrease) in net assets from operations	(6,474,919)	2,024,677	(324,620)	547,365	(1,343,699)	17,059,658

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	31,452	14,537	1,846	1,219	100,866	72,297
Benefit payments	(928,290)	(917,540)	(192,495)	(124,046)	(2,039,007)	(1,665,521)
Payments on termination	(2,013,752)	(2,307,953)	(283,932)	(626,490)	(4,746,807)	(5,993,796)
Contract Maintenance Charge	(45,966)	(52,580)	(14,562)	(16,643)	(206,723)	(210,869)
Transfers among the sub-accounts and with the
Fixed Account - net	(174,911)	(760,729)	(191,406)	(1,230)	(2,292,811)	(1,360,849)
Increase (decrease) in net assets from contract
transactions	(3,131,467)	(4,024,265)	(680,549)	(767,190)	(9,184,482)	(9,158,738)

INCREASE (DECREASE) IN NET ASSETS	(9,606,386)	(1,999,588)	(1,005,169)	(219,825)	(10,528,181)	7,900,920
NET ASSETS AT BEGINNING OF PERIOD	33,692,216	35,691,804	6,028,263	6,248,088	73,615,312	65,714,392
NET ASSETS AT END OF PERIOD	$24,085,830	$33,692,216	$5,023,094	$6,028,263	$63,087,131	$73,615,312

UNITS OUTSTANDING
Units outstanding at beginning of period	994,703	1,109,424	184,376	208,638	4,265,362	4,862,852
Units issued	35,717	40,336	5,738	14,343	17,687	105,192
Units redeemed	(127,117)	(155,057)	(26,165)	(38,605)	(513,615)	(702,682)
Units outstanding at end of period	903,303	994,703	163,949	184,376	3,769,434	4,265,362

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
	Sub-Account
	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$173	$(38)
Net realized gains (losses)	6,143	1,666
Change in unrealized gains (losses)	(5,536)	1,580
Increase (decrease) in net assets from operations	780	3,208

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Benefit payments	—	—
Payments on termination	(17,561)	—
Contract Maintenance Charge	(7)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(1)
Increase (decrease) in net assets from contract
transactions	(17,567)	(9)

INCREASE (DECREASE) IN NET ASSETS	(16,787)	3,199
NET ASSETS AT BEGINNING OF PERIOD	26,331	23,132
NET ASSETS AT END OF PERIOD	$9,544	$26,331

UNITS OUTSTANDING
Units outstanding at beginning of period	1,352	1,353
Units issued	—	—
Units redeemed	(847)	(1)
Units outstanding at end of period	505	1,352

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization
Allstate Financial Advisors Separate Account I (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company (“Allstate”). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate’s contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.
Allstate issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity Series (Base, Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Allstate Variable Annuity II
Allstate Variable Annuity II Asset Manager
Allstate Variable Annuity 3
Allstate Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, and Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Advanced Series Trust	Advanced Series Trust (continued)
AST Academic Strategies Asset Allocation	AST Bond Portfolio 2019
AST Advanced Strategies	AST Bond Portfolio 2020**
AST AQR Emerging Markets Equity**	AST Bond Portfolio 2021**
AST AQR Large-Cap**	AST Bond Portfolio 2022
AST Balanced Asset Allocation	AST Bond Portfolio 2023
AST BlackRock Global Strategies	AST Bond Portfolio 2024
AST BlackRock Low Duration Bond	AST Bond Portfolio 2025**
AST BlackRock/Loomis Sayles Bond	AST Bond Portfolio 2026
AST Bond Portfolio 2018*	AST Bond Portfolio 2027

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

Advanced Series Trust (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
AST Bond Portfolio 2028**	Invesco V.I. American Franchise
AST Bond Portfolio 2029*,**	Invesco V.I. American Value
AST Capital Growth Asset Allocation	Invesco V.I. Comstock
AST ClearBridge Dividend Growth**	Invesco V.I. Core Equity
AST Cohen & Steers Realty	Invesco V.I. Core Plus Bond
AST Fidelity Institutional AMSM Quantitative*	Invesco V.I. Diversified Dividend
AST Global Real Estate	Invesco V.I. Equity and Income
AST Goldman Sachs Large-Cap Value	Invesco V.I. Global Core Equity
AST Goldman Sachs Mid-Cap Growth	Invesco V.I. Government Money Market
AST Goldman Sachs Multi-Asset	Invesco V.I. Government Securities
AST Goldman Sachs Small-Cap Value	Invesco V.I. High Yield
AST Government Money Market	Invesco V.I. International Growth
AST High Yield	Invesco V.I. Managed Volatility
AST Hotchkis & Wiley Large-Cap Value	Invesco V.I. Mid Cap Core Equity
AST International Growth	Invesco V.I. Mid Cap Growth
AST International Value	Invesco V.I. S&P 500 Index
AST Investment Grade Bond	Invesco V.I. Technology
AST Jennison Large-Cap Growth**	Invesco V.I. Value Opportunities
AST J.P. Morgan Global Thematic
AST J.P. Morgan International Equity	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
AST J.P. Morgan Strategic Opportunities	Invesco V.I. American Franchise II
AST Loomis Sayles Large-Cap Growth	Invesco V.I. American Value II
AST Lord Abbett Core Fixed Income*	Invesco V.I. Comstock II
AST MFS Global Equity	Invesco V.I. Core Equity II
AST MFS Growth	Invesco V.I. Core Plus Bond II
AST MFS Large-Cap Value**	Invesco V.I. Diversified Dividend II
AST Neuberger Berman/LSV Mid-Cap Value	Invesco V.I. Equity and Income II
AST New Discovery Asset Allocation	Invesco V.I. Global Core Equity II
AST Parametric Emerging Markets Equity	Invesco V.I. Government Money Market II
AST Preservation Asset Allocation	Invesco V.I. Government Securities II
AST Prudential Core Bond**	Invesco V.I. Growth and Income II
AST Prudential Growth Allocation	Invesco V.I. High Yield II
AST QMA Large-Cap**	Invesco V.I. International Growth II
AST QMA US Equity Alpha	Invesco V.I. Managed Volatility II
AST Quantitative Modeling**	Invesco V.I. Mid Cap Core Equity II
AST RCM World Trends	Invesco V.I. Mid Cap Growth II
AST Small-Cap Growth	Invesco V.I. S&P 500 Index II
AST Small-Cap Growth Opportunities	Invesco V.I. Technology II
AST Small-Cap Value	Invesco V.I. Value Opportunities II
AST Templeton Global Bond
AST T. Rowe Price Asset Allocation	Alliance Bernstein Variable Product Series Fund
AST T. Rowe Price Large-Cap Growth	AB VPS Growth
AST T. Rowe Price Large-Cap Value	AB VPS Growth & Income
AST T. Rowe Price Natural Resources	AB VPS International Value
AST WEDGE Capital Mid-Cap Value	AB VPS Large Cap Growth
AST Wellington Management Hedged Equity	AB VPS Small/Mid Cap Value
AST Western Asset Core Plus Bond*	AB VPS Value
AST Western Asset Emerging Markets Debt**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

American Century Variable Portfolios, Inc.	Fidelity Variable Insurance Products Fund (Service Class 2) (continued)
American Century VP Balanced**	VIP Investment Grade Bond (Service Class 2)
American Century VP International	VIP Mid Cap (Service Class 2)
VIP Overseas (Service Class 2)
Deutsche DWS Variable Series I*
DWS Bond VIP (Class A)*	Franklin Templeton Variable Insurance Products Trust
DWS Capital Growth VIP (Class A)*	Franklin Flex Cap Growth VIP (Class 2)
DWS Core Equity VIP (Class A)*	Franklin Growth and Income VIP (Class 2)
DWS CROCI® International VIP (Class A)*	Franklin Income VIP (Class 2)
DWS Global Small Cap VIP (Class A)*	Franklin Large Cap Growth VIP (Class 2)
Franklin Mutual Global Discovery VIP (Class 2)
Deutsche DWS Variable Series II*	Franklin Mutual Shares VIP (Class 2)
DWS Global Income Builder VIP (Class A)*	Franklin Small Cap Value VIP (Class 2)
DWS Government Money Market VIP (Class A)*	Franklin Small-Mid Cap Growth VIP (Class 2)
DWS Small Mid Cap Growth VIP (Class A)*	Franklin U.S. Government Securities VIP (Class 2)
Templeton Developing Markets VIP (Class 2)
Dreyfus Stock Index Fund, Inc.	Templeton Foreign VIP (Class 2)
Dreyfus Stock Index Fund, Inc. (Initial Shares)	Templeton Global Bond VIP (Class 2)
Templeton Growth VIP (Class 2)
Dreyfus Variable Investment Fund
VIF Government Money Market	Goldman Sachs Variable Insurance Trust
VIF Growth & Income	VIT International Equity Insights*,**
VIT Large Cap Value
Federated Insurance Series	VIT Mid Cap Value
Federated Government Money Fund II	VIT Small Cap Equity Insights
VIT Strategic Growth
Fidelity Variable Insurance Products Fund	VIT U.S. Equity Insights
VIP Contrafund
VIP Equity-Income	Janus Aspen Series
VIP Government Money Market	Janus Henderson VIT Forty (Institutional Shares)*
VIP Growth
VIP High Income	Janus Aspen Series (Service Shares)
VIP Index 500	Janus Henderson VIT Global Research (Service Shares)*,**
VIP Investment Grade Bond	Janus Henderson VIT Overseas (Service Shares)*,**
VIP Overseas
Lazard Retirement Series, Inc.
Fidelity Variable Insurance Products Fund (Service Class 2)	Lazard Retirement Emerging Markets Equity
VIP Asset Manager Growth (Service Class 2)**
VIP Contrafund (Service Class 2)	Legg Mason Partners Variable Equity Trust
VIP Equity-Income (Service Class 2)	ClearBridge Variable Large Cap Value Portfolio I
VIP Freedom 2010 Portfolio (Service Class 2)
VIP Freedom 2020 Portfolio (Service Class 2)	Lord Abbett Series Fund
VIP Freedom 2030 Portfolio (Service Class 2)	Bond-Debenture
VIP Freedom Income Portfolio (Service Class 2)	Fundamental Equity
VIP Government Money Market (Service Class 2)	Growth and Income
VIP Growth (Service Class 2)	Growth Opportunities
VIP Growth & Income (Service Class 2)	Mid-Cap Stock
VIP Growth Opportunities (Service Class 2)
VIP High Income (Service Class 2)
VIP Index 500 (Service Class 2)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

MFS Variable Insurance Trust	Neuberger Berman Advisors Management Trust (continued)
MFS Growth	AMT Large Cap Value
MFS Investors Trust	AMT Mid-Cap Growth**
MFS New Discovery
MFS Research	Oppenheimer Variable Account Funds
MFS Total Return Bond	Oppenheimer Capital Appreciation
MFS Utilities	Oppenheimer Conservative Balanced
Oppenheimer Discovery Mid Cap Growth
MFS Variable Insurance Trust (Service Class)	Oppenheimer Global
MFS Growth (Service Class)	Oppenheimer Global Strategic Income
MFS Investors Trust (Service Class)	Oppenheimer Main Street
MFS New Discovery Series (Service Class)*	Oppenheimer Main Street Small Cap
MFS Research (Service Class)	Oppenheimer Total Return Bond
MFS Utilities (Service Class)
Oppenheimer Variable Account Funds (Service Shares ("SS"))
MFS Variable Insurance Trust II	Oppenheimer Capital Appreciation (SS)
MFS High Yield	Oppenheimer Conservative Balanced (SS)
Oppenheimer Discovery Mid Cap Growth (SS)
Morgan Stanley Variable Insurance Fund, Inc.	Oppenheimer Global (SS)
Morgan Stanley VIF Core Plus Fixed Income	Oppenheimer Global Strategic Income (SS)
Morgan Stanley VIF Emerging Markets Equity	Oppenheimer International Growth (SS)**
Morgan Stanley VIF Global Infrastructure	Oppenheimer Main Street (SS)
Morgan Stanley VIF Global Strategist	Oppenheimer Main Street Small Cap (SS)
Morgan Stanley VIF Growth	Oppenheimer Total Return Bond (SS)
Morgan Stanley VIF Mid Cap Growth
Morgan Stanley VIF U.S. Real Estate	PIMCO Variable Insurance Trust
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
Morgan Stanley Variable Insurance Fund, Inc. (Class II)	PIMCO VIT Emerging Markets Bond (Advisor Shares)
Morgan Stanley VIF Emerging Markets Debt (Class II)	PIMCO VIT International Bond (US Dollar-Hedged)*
Morgan Stanley VIF Emerging Markets Equity (Class II)	PIMCO VIT Real Return (Advisor Shares)
Morgan Stanley VIF Global Franchise (Class II)	PIMCO VIT Total Return
Morgan Stanley VIF Global Infrastructure (Class II)	PIMCO VIT Total Return (Advisor Shares)
Morgan Stanley VIF Global Strategist (Class II)
Morgan Stanley VIF Growth (Class II)	Profunds VP
Morgan Stanley VIF Mid Cap Growth (Class II)	ProFund VP Consumer Goods**
Morgan Stanley VIF U.S. Real Estate (Class II)	ProFund VP Consumer Services**
ProFund VP Financials**
Morgan Stanley Variable Investment Series	ProFund VP Health Care**
European Equity*	ProFund VP Industrials**
Income Plus	ProFund VP Large-Cap Growth**
Limited Duration*	ProFund VP Large-Cap Value**
Multi Cap Growth	ProFund VP Mid-Cap Growth**
ProFund VP Mid-Cap Value**
Morgan Stanley Variable Investment Series (Class Y Shares)	ProFund VP Real Estate**
European Equity (Class Y Shares)*	ProFund VP Small-Cap Growth**
Income Plus (Class Y Shares)	ProFund VP Small-Cap Value**
Limited Duration (Class Y Shares)*	ProFund VP Telecommunications**
Multi Cap Growth (Class Y Shares)	ProFund VP Utilities**

Neuberger Berman Advisors Management Trust
AMT Guardian**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

Putnam Variable Trust	Putnam Variable Trust (continued)
VT Diversified Income	VT Mortgage Securities*
VT Equity Income	VT Multi-Cap Core*
VT George Putnam Balanced	VT Research
VT Global Asset Allocation	VT Small Cap Growth*
VT Global Equity	VT Small Cap Value
VT Global Health Care	VT Sustainable Future*
VT Global Utilities	VT Sustainable Leaders*
VT Government Money Market
VT Growth Opportunities	Rydex Variable Trust
VT High Yield	Rydex NASDAQ-100*,**
VT Income
VT International Equity	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
VT International Growth	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
VT International Value
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.
(**) Sub-account was available, but had no net assets as of December 31, 2018.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Allstate general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.

2. Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2018.
The following sub-account was opened during the year ended December 31, 2018:

AST Bond Portfolio 2029 (sub-account launched on January 3, 2018)

Date:	Fund Name:
January 3, 2018	AST Bond Portfolio 2029
The following sub-account was merged during the year ended December 31, 2018:

Date:	Merged from:	Merged to:
September 14, 2018	AST Lord Abbett Core Fixed Income	AST Western Asset Core Plus Bond

The following fund managers had name changes during the year ended December 31, 2018:

New fund name:	Old fund name:
Deutsche DWS Variable Series I	Deutsche Variable Series I
Deutsche DWS Variable Series II	Deutsche Variable Series II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)

The following Funds had name changes during the year ended December 31, 2018:

New fund name:	Old fund name:
AST Fidelity Institutional AMSM Quantitative	AST FI Pyramis® Quantitative
DWS Bond VIP (Class A)	Deutsche Bond VIP (Class A)
DWS Capital Growth VIP (Class A)	Deutsche Capital Growth VIP (Class A)
DWS Core Equity VIP (Class A)	Deutsche Core Equity VIP (Class A)
DWS CROCI® International VIP (Class A)	Deutsche CROCI® International VIP (Class A)
DWS Global Income Builder VIP (Class A)	Deutsche Global Income Builder VIP (Class A) II
DWS Global Small Cap VIP (Class A)	Deutsche Global Small Cap VIP (Class A)
DWS Government Money Market VIP (Class A)	Deutsche Government Money Market VIP (Class A) II
DWS Small Mid Cap Growth VIP (Class A)	Deutsche Small Mid Cap Growth VIP (Class A) II
Janus Henderson VIT Forty (Institutional Shares)	Janus Henderson Forty (Institutional Shares)
Janus Henderson VIT Global Research (Service Shares)	Janus Henderson Global Research (Service Shares)
Janus Henderson VIT Overseas (Service Shares)	Janus Henderson Overseas (Service Shares)
MFS New Discovery Series (Service Class)	MFS New Discovery (Service Class)
PIMCO VIT International Bond (US Dollar-Hedged)	Foreign Bond (US Dollar-Hedged)
Rydex NASDAQ-100	Rydex VIF NASDAQ-100
VIT International Equity Insights	VIT Strategic International Equity
VT Mortgage Securities	VT American Government Income
VT Multi-Cap Core	VT Investors
VT Small Cap Growth	VT Capital Opportunities
VT Sustainable Future	VT Multi-Cap Value
VT Sustainable Leaders	VT Multi-Cap Growth

The following sub-accounts were closed during the year ended December 31, 2018:

Date:	Fund name:
December 31, 2018	AST Bond Portfolio 2018
October 19, 2018	European Equity
October 19, 2018	European Equity (Class Y Shares)
October 19, 2018	Limited Duration
October 19, 2018	Limited Duration (Class Y Shares)

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended
December 31, 2017.
The following sub-account was opened during the year ended December 31, 2017:

Date:	Fund name:
January 3, 2017	AST Bond Portfolio 2028

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)

The following sub-accounts were merged during the year ended December 31, 2017:

Date:	Merged from:	Merged to:
April 28, 2017	AST BlackRock iShares ETF	AST Goldman Sachs Multi-Asset
April 28, 2017	AST Boston Partners Large-Cap Value	AST Goldman Sachs Large-Cap Value
April 28, 2017	AST Defensive Asset Allocation	AST Preservation Asset Allocation
April 28, 2017	AST QMA Emerging Markets Equity	AST AQR Emerging Markets Equity
April 28, 2017	AST Schroders Global Tactical	AST Prudential Growth Allocation
April 28, 2017	Franklin High Income VIP (Class 2)	PIMCO VIT Real Return (Advisor Shares)
April 28, 2017	Franklin High Income VIP (Class 2)	Fidelity Variable Insurance Products Fund - VIP Government Money Market
April 28, 2017	Franklin High Income VIP (Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
April 28, 2017	Morgan Stanley VIF Small Company Growth (Class II)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
April 28, 2017	Morgan Stanley VIF Small Company Growth (Class II)	Putnam Variable Trust - VT Government Money Market
May 12, 2017	Putnam Variable Trust - VT Growth and Income	Putnam Variable Trust - VT Equity Income

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2018. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies (continued)
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the to the industry standard mortality tables. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum.The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account - net” on the Statements of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.
4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. During the year ended December 31, 2018, there were no transfers between fair value levels.
5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in "Payments on termination" in the Statements of Changes in Net Assets, but are remitted to Allstate.
Mortality and Expense Risk Charge - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

5. Expenses (continued)
Contract Maintenance Charge - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.
6. Purchases of Investments

The cost of investments purchased during the year ended December 31, 2018 was as follows:

Purchases
Investments in the Advanced Series Trust Sub-Accounts:
AST Academic Strategies Asset Allocation	$150,520
AST Advanced Strategies	168,191
AST Balanced Asset Allocation	130,161
AST BlackRock Global Strategies	95,340
AST BlackRock/Loomis Sayles Bond	957
AST Bond Portfolio 2022	287,756
AST Bond Portfolio 2023	59,465
AST Bond Portfolio 2026	571,797
AST Bond Portfolio 2027	95,839
AST Capital Growth Asset Allocation	648,741
AST Cohen & Steers Realty	346
AST Fidelity Institutional AMSM Quantitative*	74,248
AST Goldman Sachs Mid-Cap Growth	1,303
AST Goldman Sachs Multi-Asset	6,689
AST Government Money Market	422,230
AST High Yield	452
AST International Growth	3,516
AST Investment Grade Bond	3,081,307
AST J.P. Morgan Global Thematic	229,715
AST J.P. Morgan Strategic Opportunities	124,345
AST Loomis Sayles Large-Cap Growth	29
AST Neuberger Berman/LSV Mid-Cap Value	1,325
AST New Discovery Asset Allocation	6,609
AST Preservation Asset Allocation	188,522
AST Prudential Growth Allocation	676,318
AST QMA US Equity Alpha	3,326
AST RCM World Trends	34,702
AST Small-Cap Growth	667
AST Small-Cap Growth Opportunities	1,410
AST Small-Cap Value	694
AST Templeton Global Bond	323
AST T. Rowe Price Asset Allocation	180,969
AST T. Rowe Price Large-Cap Growth	944
AST T. Rowe Price Large-Cap Value	697
AST T. Rowe Price Natural Resources	1,261
AST Wellington Management Hedged Equity	8,617
AST Western Asset Core Plus Bond*	47,957

Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Sub-Accounts:
Invesco V.I. American Franchise	7,518,725
Invesco V.I. American Value	5,097,895

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Sub-Accounts (continued):
Invesco V.I. Comstock	$3,679,465
Invesco V.I. Core Equity	6,109,465
Invesco V.I. Core Plus Bond	726,663
Invesco V.I. Diversified Dividend	7,776,324
Invesco V.I. Equity and Income	2,246,967
Invesco V.I. Global Core Equity	601,993
Invesco V.I. Government Money Market	892,905
Invesco V.I. Government Securities	531,519
Invesco V.I. High Yield	1,289,239
Invesco V.I. International Growth	794,655
Invesco V.I. Managed Volatility	516,637
Invesco V.I. Mid Cap Core Equity	1,379,817
Invesco V.I. Mid Cap Growth	1,256,732
Invesco V.I. S&P 500 Index	7,116,168
Invesco V.I. Technology	212,546
Invesco V.I. Value Opportunities	973,408

Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) Sub-Accounts:
Invesco V.I. American Franchise II	1,671,743
Invesco V.I. American Value II	3,010,056
Invesco V.I. Comstock II	8,767,162
Invesco V.I. Core Equity II	75,952
Invesco V.I. Core Plus Bond II	3,760
Invesco V.I. Diversified Dividend II	2,035,693
Invesco V.I. Equity and Income II	2,279,909
Invesco V.I. Global Core Equity II	292,701
Invesco V.I. Government Money Market II	36,213
Invesco V.I. Government Securities II	3,134
Invesco V.I. Growth and Income II	5,279,810
Invesco V.I. High Yield II	514,669
Invesco V.I. International Growth II	226,365
Invesco V.I. Managed Volatility II	4,121
Invesco V.I. Mid Cap Core Equity II	152,092
Invesco V.I. Mid Cap Growth II	1,354,480
Invesco V.I. S&P 500 Index II	5,341,305
Invesco V.I. Technology II	347
Invesco V.I. Value Opportunities II	477,700

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
AB VPS Growth	2,248,072
AB VPS Growth & Income	5,547,366
AB VPS International Value	761,239
AB VPS Large Cap Growth	2,292,023
AB VPS Small/Mid Cap Value	1,164,933
AB VPS Value	13,538

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investment in the American Century Variable Portfolios, Inc. Sub-Account:
American Century VP International	$523

Investments in the Deutsche DWS Variable Series I* Sub-Accounts:
DWS Bond VIP (Class A)*	13,619
DWS Capital Growth VIP (Class A)*	177,123
DWS Core Equity VIP (Class A)*	202,972
DWS CROCI® International VIP (Class A)*	1,857
DWS Global Small Cap VIP (Class A)*	126,714

Investments in the Deutsche DWS Variable Series II* Sub-Accounts:
DWS Global Income Builder VIP (Class A)*	144,469
DWS Government Money Market VIP (Class A)*	1,158
DWS Small Mid Cap Growth VIP (Class A)*	128,891

Investment in the Dreyfus Stock Index Fund, Inc. Sub-Account:
Dreyfus Stock Index Fund, Inc. (Initial Shares)	9,663

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
VIF Government Money Market	2,381
VIF Growth & Income	2,204

Investment in the Federated Insurance Series Sub-Account:
Federated Government Money Fund II	52,261

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
VIP Contrafund	596,195
VIP Equity-Income	49,298
VIP Government Money Market	29,329,764
VIP Growth	791,005
VIP High Income	18,311
VIP Index 500	104,308
VIP Investment Grade Bond	30,125
VIP Overseas	13,371

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
VIP Contrafund (Service Class 2)	3,819,885
VIP Equity-Income (Service Class 2)	34,209
VIP Freedom 2010 Portfolio (Service Class 2)	224,566
VIP Freedom 2020 Portfolio (Service Class 2)	538,451
VIP Freedom 2030 Portfolio (Service Class 2)	273,484
VIP Freedom Income Portfolio (Service Class 2)	84,102
VIP Government Money Market (Service Class 2)	27,088,764
VIP Growth & Income (Service Class 2)	618,723
VIP Growth (Service Class 2)	18,344
VIP Growth Opportunities (Service Class 2)	274,914
VIP High Income (Service Class 2)	173,792
VIP Index 500 (Service Class 2)	692,881

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts (continued):
VIP Investment Grade Bond (Service Class 2)	$30
VIP Mid Cap (Service Class 2)	1,126,608
VIP Overseas (Service Class 2)	121

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
Franklin Flex Cap Growth VIP (Class 2)	386,570
Franklin Growth and Income VIP (Class 2)	1,461,149
Franklin Income VIP (Class 2)	5,420,943
Franklin Large Cap Growth VIP (Class 2)	2,309,241
Franklin Mutual Global Discovery VIP (Class 2)	464,720
Franklin Mutual Shares VIP (Class 2)	3,324,740
Franklin Small Cap Value VIP (Class 2)	3,739,943
Franklin Small-Mid Cap Growth VIP (Class 2)	91,569
Franklin U.S. Government Securities VIP (Class 2)	1,104,735
Templeton Developing Markets VIP (Class 2)	533,751
Templeton Foreign VIP (Class 2)	3,054,137
Templeton Global Bond VIP (Class 2)	36,966
Templeton Growth VIP (Class 2)	76,475

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
VIT Large Cap Value	159,490
VIT Mid Cap Value	212,526
VIT Small Cap Equity Insights	758,344
VIT Strategic Growth	4,372
VIT U.S. Equity Insights	708,975

Investment in the Janus Aspen Series Sub-Account:
Janus Henderson VIT Forty (Institutional Shares)*	260

Investment in the Lazard Retirement Series, Inc. Sub-Account:
Lazard Retirement Emerging Markets Equity	24

Investment in the Legg Mason Partners Variable Equity Trust Sub-Account:
ClearBridge Variable Large Cap Value Portfolio I	66

Investments in the Lord Abbett Series Fund Sub-Accounts:
Bond-Debenture	1,079,973
Fundamental Equity	618,542
Growth and Income	886,806
Growth Opportunities	1,219,951
Mid-Cap Stock	686,202

Investments in the MFS Variable Insurance Trust Sub-Accounts:
MFS Growth	85,866
MFS Investors Trust	43,257

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the MFS Variable Insurance Trust Sub-Accounts (continued):
MFS New Discovery	$149,609
MFS Research	59,907
MFS Total Return Bond	131,910
MFS Utilities	3,803

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
MFS Growth (Service Class)	3,606
MFS Investors Trust (Service Class)	6,736
MFS New Discovery Series (Service Class)*	11,105
MFS Research (Service Class)	4,834
MFS Utilities (Service Class)	5,950

Investment in the MFS Variable Insurance Trust II Sub-Account:
MFS High Yield	15,133

Investments in the Morgan Stanley Variable Insurance Fund, Inc. Sub-Accounts:
Morgan Stanley VIF Core Plus Fixed Income	4,630
Morgan Stanley VIF Emerging Markets Equity	739,192
Morgan Stanley VIF Global Infrastructure	2,770,014
Morgan Stanley VIF Global Strategist	3,858,746
Morgan Stanley VIF Growth	7,258,167
Morgan Stanley VIF Mid Cap Growth	4,281,816
Morgan Stanley VIF U.S. Real Estate	641,858

Investments in the Morgan Stanley Variable Insurance Fund, Inc. (Class II) Sub-Accounts:
Morgan Stanley VIF Emerging Markets Debt (Class II)	641,446
Morgan Stanley VIF Emerging Markets Equity (Class II)	276,828
Morgan Stanley VIF Global Franchise (Class II)	4,536,782
Morgan Stanley VIF Global Infrastructure (Class II)	756,123
Morgan Stanley VIF Global Strategist (Class II)	1,207,105
Morgan Stanley VIF Growth (Class II)	1,739,169
Morgan Stanley VIF Mid Cap Growth (Class II)	3,063,516
Morgan Stanley VIF U.S. Real Estate (Class II)	1,525,875

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
European Equity*	997,857
Income Plus	3,080,306
Limited Duration*	472,027
Multi Cap Growth	62,832,148

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
European Equity (Class Y Shares)*	238,828
Income Plus (Class Y Shares)	3,942,773
Limited Duration (Class Y Shares)*	702,752
Multi Cap Growth (Class Y Shares)	16,130,308

Investment in the Neuberger Berman Advisors Management Trust Sub-Account:
AMT Large Cap Value	2,938

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
Oppenheimer Capital Appreciation	$265,022
Oppenheimer Conservative Balanced	43,160
Oppenheimer Discovery Mid Cap Growth	93,614
Oppenheimer Global	444,254
Oppenheimer Global Strategic Income	134,250
Oppenheimer Main Street	120,047
Oppenheimer Main Street Small Cap	172,003
Oppenheimer Total Return Bond	29,288

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
Oppenheimer Capital Appreciation (SS)	1,777,983
Oppenheimer Conservative Balanced (SS)	391,983
Oppenheimer Discovery Mid Cap Growth (SS)	967,030
Oppenheimer Global (SS)	780,197
Oppenheimer Global Strategic Income (SS)	3,207,538
Oppenheimer Main Street (SS)	3,947,886
Oppenheimer Main Street Small Cap (SS)	2,094,949
Oppenheimer Total Return Bond (SS)	877,307

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	25,823
PIMCO VIT Emerging Markets Bond (Advisor Shares)	93,381
PIMCO VIT International Bond (US Dollar-Hedged)*	15
PIMCO VIT Real Return (Advisor Shares)	264,403
PIMCO VIT Total Return	174
PIMCO VIT Total Return (Advisor Shares)	1,253,881

Investments in the Putnam Variable Trust Sub-Accounts:
VT Diversified Income	1,323,018
VT Equity Income	10,748,319
VT George Putnam Balanced	1,847,639
VT Global Asset Allocation	2,813,905
VT Global Equity	290,032
VT Global Health Care	3,808,825
VT Global Utilities	725,268
VT Government Money Market	10,689,657
VT Growth Opportunities	7,461,140
VT High Yield	1,681,248
VT Income	3,073,041
VT International Equity	3,539,017
VT International Growth	1,023,545
VT International Value	431,728
VT Mortgage Securities*	704,249
VT Multi-Cap Core*	5,451,855
VT Research	301,556
VT Small Cap Growth*	728,030
VT Small Cap Value	10,827,429

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Putnam Variable Trust Sub-Accounts (continued):
VT Sustainable Future*	$416,336
VT Sustainable Leaders*	9,543,819

Investment in the The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account:
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)	5,387

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

7. Financial Highlights
Allstate offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the ranges of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:

*
Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.

**
Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

***
Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Academic Strategies Asset Allocation
2018	238	$9.90	-	11.65	$2,566	—%	1.15	-	2.60%	(10.48)	-	(9.19)%
2017	335	11.06	-	12.83	4,015	—	1.15	-	2.60	9.74	-	11.31
2016	376	10.08	-	11.53	4,094	—	1.15	-	2.60	3.64	-	5.13
2015	419	9.72	-	10.97	4,369	—	1.15	-	2.60	(5.67)	-	(4.32)
2014	528	10.31	-	11.46	5,810	—	1.15	-	2.60	1.18	-	2.64

Advanced Series Trust - AST Advanced Strategies
2018	102	13.26	-	15.60	1,517	—	1.15	-	2.60	(8.29)	-	(6.96)
2017	139	14.45	-	16.77	2,211	—	1.15	-	2.60	13.97	-	15.60
2016	159	12.68	-	14.51	2,193	—	1.15	-	2.60	4.39	-	5.89
2015	168	12.15	-	13.70	2,197	—	1.15	-	2.60	(1.76)	-	(0.34)
2014	201	12.37	-	13.75	2,659	—	1.15	-	2.60	3.42	-	4.90

Advanced Series Trust - AST Balanced Asset Allocation
2018	328	13.01	-	15.06	4,681	—	1.00	-	2.30	(7.09)	-	(5.88)
2017	454	14.00	-	16.00	6,947	—	1.00	-	2.30	12.33	-	13.77
2016	547	12.46	-	14.06	7,341	—	1.00	-	2.30	3.91	-	5.25
2015	608	11.99	-	13.36	7,794	—	1.00	-	2.30	(0.52)	-	0.74
2014	771	11.90	-	13.43	10,008	—	1.00	-	2.35	1.83	-	5.47

Advanced Series Trust - AST BlackRock Global Strategies
2018	<1	11.38	-	11.86	4	—	1.55	-	2.10	(7.24)	-	(6.73)
2017	<1	12.27	-	12.72	4	—	1.55	-	2.10	10.30	-	10.90
2016	2	11.47	-	11.47	20	—	1.55	-	1.55	5.33	-	5.33
2015	2	10.89	-	10.89	19	—	1.55	-	1.55	(4.48)	-	(4.48)
2014	2	11.40	-	11.40	19	—	1.55	-	1.55	3.29	-	3.29

Advanced Series Trust - AST BlackRock Low Duration Bond
2018	7	10.95	-	11.79	81	—	1.00	-	1.65	(0.90)	-	(0.26)
2017	9	11.05	-	11.82	98	—	1.00	-	1.65	0.05	-	0.70
2016	8	11.05	-	11.74	89	—	1.00	-	1.65	(0.01)	-	0.63
2015	8	11.05	-	11.66	89	—	1.00	-	1.65	(1.15)	-	(0.51)
2014	8	11.18	-	11.72	95	—	1.00	-	1.65	(1.72)	-	(1.08)

Advanced Series Trust - AST BlackRock/Loomis Sayles Bond
2018	5	13.27	-	14.28	71	—	1.00	-	1.65	(2.28)	-	(1.65)
2017	5	13.58	-	14.52	76	—	1.00	-	1.65	2.67	-	3.33
2016	6	13.22	-	14.05	79	—	1.00	-	1.65	2.54	-	3.20
2015	6	12.89	-	13.61	85	—	1.00	-	1.65	(3.70)	-	(2.00)
2014	8	13.39	-	13.89	109	—	1.15	-	1.65	2.06	-	2.54

Advanced Series Trust - AST Bond Portfolio 2018 (sub-account closed on December 31, 2018)
2018	—	13.05	-	13.62	—	—	1.50	-	1.90	(1.14)	-	(0.74)
2017	26	13.20	-	13.72	349	—	1.50	-	1.90	(1.16)	-	(0.77)
2016	30	13.36	-	13.82	417	—	1.50	-	1.90	(0.28)	-	0.11
2015	31	13.40	-	13.81	428	—	1.50	-	1.90	(0.68)	-	(0.42)
2014	33	13.46	-	13.90	459	—	1.50	-	1.90	0.09	-	1.14

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Bond Portfolio 2019
2018	19	$13.03	-	13.73	$252	—%	1.50	-	2.00%	(1.42)	-	(0.93)%
2017	23	13.21	-	13.86	313	—	1.50	-	2.00	(1.21)	-	(0.73)
2016	23	13.38	-	13.96	316	—	1.50	-	2.00	(0.54)	-	(0.05)
2015	23	13.45	-	13.97	318	—	1.50	-	2.00	(0.91)	-	(0.42)
2014	23	13.57	-	14.03	320	—	1.50	-	2.00	2.22	-	2.72

Advanced Series Trust - AST Bond Portfolio 2022
2018	24	11.70	-	12.08	291	—	1.50	-	1.90	(2.02)	-	(1.63)
2017	—	11.99	-	11.99	—	—	1.85	-	1.85	(0.27)	-	(0.27)
2016	12	12.02	-	12.02	147	—	1.85	-	1.85	(0.02)	-	(0.02)
2015	12	12.02	-	12.02	147	—	1.85	-	1.85	0.24	-	0.24
2014	12	11.99	-	11.99	147	—	1.85	-	1.85	8.36	-	8.36

Advanced Series Trust - AST Bond Portfolio 2023
2018	11	10.24	-	10.24	116	—	1.50	-	1.50	(1.75)	-	(1.75)
2017	5	10.42	-	10.42	57	—	1.50	-	1.50	0.19	-	0.19
2016	5	10.40	-	10.40	57	—	1.50	-	1.50	0.40	-	0.40
2015	5	10.36	-	10.36	57	—	1.50	-	1.50	1.19	-	2.69
2014	62	10.09	-	10.24	631	—	1.50	-	2.00	10.41	-	10.95

Advanced Series Trust - AST Bond Portfolio 2024
2018	5	9.89	-	9.89	49	—	1.50	-	1.50	(2.12)	-	(2.12)
2017	5	10.10	-	10.10	50	—	1.50	-	1.50	0.18	-	0.18
2016	8	10.08	-	10.08	80	—	1.50	-	1.50	0.40	-	0.40
2015	8	10.04	-	10.04	80	—	1.50	-	1.50	1.32	-	2.32
2014	41	9.81	-	9.91	410	—	1.50	-	2.35	12.73	-	12.90

Advanced Series Trust - AST Bond Portfolio 2026 (sub-account launched on January 2, 2015)
2018	44	9.67	-	9.86	432	—	1.50	-	2.00	(2.99)	-	(2.51)
2017	65	9.97	-	10.12	650	—	1.50	-	2.00	0.42	-	0.91
2016	80	9.93	-	10.03	794	—	1.50	-	2.00	0.08	-	0.57
2015	11	9.92	-	9.97	107	—	1.50	-	2.00	0.19	-	0.51

Advanced Series Trust - AST Bond Portfolio 2027 (sub-account launched on January 4, 2016)
2018	6	9.61	-	9.75	54	—	1.50	-	2.00	(3.21)	-	(2.73)
2017	11	9.93	-	10.03	109	—	1.50	-	2.00	0.67	-	1.17
2016	34	9.86	-	9.91	333	—	1.50	-	2.00	(1.37)	-	(0.88)

Advanced Series Trust - AST Capital Growth Asset Allocation
2018	233	12.93	-	14.72	3,264	—	1.15	-	2.30	(8.34)	-	(7.29)
2017	334	14.18		15.88	4,985	—	1.15	-	2.25	15.30	-	16.55
2016	342	12.30	-	13.62	4,411	—	1.15	-	2.25	4.49	-	5.62
2015	403	11.77	-	12.90	4,984	—	1.15	-	2.25	(1.68)	-	(0.61)
2014	514	11.97	-	12.98	6,441	—	1.15	-	2.25	4.64	-	5.78

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Cohen & Steers Realty
2018	<1	$15.93	-	16.85	$9	—%	1.15	-	1.65%	(6.31)	-	(5.84)%
2017	1	17.00	-	17.90	10	—	1.15	-	1.65	4.52	-	5.04
2016	1	16.26	-	17.04	10	—	1.15	-	1.65	3.12	-	3.62
2015	2	15.77	-	16.44	30	—	1.15	-	1.65	3.65	-	5.82
2014	7	14.90	-	15.86	103	—	1.15	-	1.65	25.53	-	29.42

Advanced Series Trust - AST Fidelity Institutional AMSM Quantitative
2018	79	10.60	-	12.48	949	—	1.15	-	2.60	(10.10)	-	(8.80)
2017	98	11.79	-	13.68	1,298	—	1.15	-	2.60	13.52	-	15.15
2016	127	10.39	-	11.88	1,449	—	1.15	-	2.60	1.61	-	3.07
2015	147	10.22	-	11.53	1,639	—	1.15	-	2.60	(1.57)	-	(0.16)
2014	184	10.39	-	11.55	2,063	—	1.15	-	2.60	0.53	-	1.98

Advanced Series Trust - AST Global Real Estate
2018	<1	12.85	-	13.53	2	—	1.15	-	1.65	(6.27)	-	(5.80)
2017	<1	13.71	-	14.36	2	—	1.15	-	1.65	9.09	-	9.63
2016	<1	12.57	-	13.10	2	—	1.15	-	1.65	(0.74)	-	(0.25)
2015	<1	12.66	-	13.14	3	—	1.15	-	1.65	(1.71)	-	(1.23)
2014	<1	12.88	-	13.30	3	—	1.15	-	1.65	12.07	-	12.63

Advanced Series Trust - AST Goldman Sachs Large-Cap Value
2018	6	11.93	-	13.36	70	—	1.00	-	2.00	(10.33)	-	(9.44)
2017	6	13.31	-	14.75	79	—	1.00	-	2.00	7.60	-	8.66
2016	6	12.37	-	13.57	78	—	1.00	-	2.00	9.36	-	10.44
2015	7	11.31	-	12.29	78	—	1.00	-	2.00	(9.85)	-	(4.52)
2014	1	12.54	-	12.87	12	—	1.15	-	1.50	11.46	-	11.84

Advanced Series Trust - AST Goldman Sachs Mid-Cap Growth
2018	5	18.60	-	20.83	97	—	1.00	-	2.00	(6.24)	-	(5.30)
2017	6	19.84	-	21.99	125	—	1.00	-	2.00	24.60	-	25.83
2016	6	15.92	-	17.48	100	—	1.00	-	2.00	(0.35)	-	0.64
2015	6	15.98	-	17.37	109	—	1.00	-	2.00	(7.54)	-	(5.58)
2014	3	17.28	-	18.39	59	—	1.15	-	2.00	9.34	-	10.26

Advanced Series Trust - AST Goldman Sachs Multi-Asset
2018	27	11.69	-	12.79	339	—	1.15	-	2.00	(8.89)	-	(8.12)
2017	29	12.71	-	13.92	394	—	1.15	-	2.10	9.98	-	11.01
2016	38	11.56	-	12.54	457	—	1.15	-	2.10	2.32	-	4.06
2015	38	11.30	-	12.05	452	—	1.15	-	2.00	(2.86)	-	(2.04)
2014	42	11.63	-	12.30	509	—	1.15	-	2.00	2.00	-	2.86

Advanced Series Trust - AST Goldman Sachs Small-Cap Value
2018	<1	20.60	-	20.60	2	—	1.65	-	1.65	(15.47)	-	(15.47)
2017	<1	24.37	-	25.53	3	—	1.15	-	1.65	10.37	-	10.91
2016	<1	22.08	-	23.02	9	—	1.15	-	1.65	22.30	-	22.90
2015	<1	18.05	-	18.73	7	—	1.15	-	1.65	(7.03)	-	(6.57)
2014	<1	19.42	-	20.05	8	—	1.15	-	1.65	5.46	-	5.98

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Government Money Market
2018	28	$8.50	-	9.35	$237	1.24%	1.15	-	2.00%	(0.70)	-	0.14%
2017	41	8.56	-	9.34	363	—	1.15	-	2.00	(1.62)	-	(0.80)
2016	51	8.70	-	9.55	458	—	1.00	-	2.00	(1.96)	-	(0.99)
2015	43	8.88	-	9.65	390	—	1.00	-	2.00	(1.24)	-	(0.99)
2014	47	8.99	-	9.74	432	—	1.00	-	2.00	(2.68)	-	(1.00)

Advanced Series Trust - AST High Yield
2018	2	16.13	-	16.41	27	—	1.00	-	1.15	(3.11)	-	(2.96)
2017	2	16.65	-	16.91	28	—	1.00	-	1.15	6.25	-	6.41
2016	2	15.16	-	15.89	28	—	1.00	-	1.15	13.69	-	14.25
2015	3	13.34	-	13.91	47	—	1.00	-	1.50	(4.64)	-	(4.52)
2014	5	13.99	-	14.56	77	—	1.00	-	1.50	0.67	-	1.54

Advanced Series Trust - AST Hotchkis & Wiley Large-Cap Value
2018	<1	13.46	-	13.46	1	—	1.15	-	1.15	(15.13)	-	(15.13)
2017	<1	15.86	-	15.86	1	—	1.15	-	1.15	17.84	-	17.84
2016	<1	13.46	-	13.46	1	—	1.15	-	1.15	18.52	-	18.52
2015	<1	11.35	-	11.35	1	—	1.15	-	1.15	(8.89)	-	(8.89)
2014	1	12.46	-	12.46	9	—	1.15	-	1.15	12.45	-	12.45

Advanced Series Trust - AST International Growth
2018	4	9.79	-	10.36	40	—	1.15	-	1.65	(14.75)	-	(14.32)
2017	4	11.48	-	12.09	49	—	1.15	-	1.65	33.23	-	33.89
2016	4	8.62	-	9.03	40	—	1.15	-	1.65	(5.34)	-	(4.87)
2015	5	9.10	-	9.49	44	—	1.15	-	1.65	1.47	-	1.97
2014	5	8.97	-	9.31	45	—	1.15	-	1.65	(7.06)	-	(6.60)

Advanced Series Trust - AST International Value
2018	4	8.43	-	8.92	35	—	1.15	-	1.65	(17.51)	-	(17.10)
2017	5	10.22	-	10.76	48	—	1.15	-	1.65	20.82	-	21.42
2016	6	8.46	-	8.86	51	—	1.15	-	1.65	(1.05)	-	(0.56)
2015	6	8.55	-	8.91	56	—	1.15	-	1.65	(0.33)	-	1.75
2014	7	8.40	-	8.94	58	—	1.15	-	1.65	(10.54)	-	(7.77)

Advanced Series Trust - AST Investment Grade Bond
2018	249	15.10	-	16.60	3,979	—	1.15	-	2.05	(2.28)	-	(1.41)
2017	94	15.46	-	16.84	1,526	—	1.15	-	2.05	2.22	-	3.13
2016	170	15.12	-	16.33	2,682	—	1.15	-	2.05	2.11	-	3.02
2015	205	14.81	-	15.85	3,151	—	1.15	-	2.05	(0.86)	-	0.02
2014	131	14.94	-	15.85	2,026	—	1.15	-	2.05	4.58	-	5.51

Advanced Series Trust - AST J.P. Morgan Global Thematic
2018	16	13.13	-	14.51	227	—	1.15	-	2.10	(9.29)	-	(8.43)
2017	10	14.48	-	15.85	151	—	1.15	-	2.10	14.55	-	15.63
2016	8	13.02	-	13.71	113	—	1.15	-	1.75	3.41	-	4.02
2015	9	12.59	-	13.18	121	—	1.15	-	1.75	(2.75)	-	(2.17)
2014	14	12.95	-	13.47	182	—	1.15	-	1.75	4.53	-	5.15

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST J.P. Morgan International Equity
2018	9	$8.99	-	9.90	$85	—%	1.15	-	2.00%	(19.10)	-	(18.41)%
2017	10	11.11	-	12.13	111	—	1.15	-	2.00	27.09	-	28.16
2016	5	8.74	-	9.46	47	—	1.15	-	2.00	(0.06)	-	0.77
2015	5	8.75	-	9.39	47	—	1.15	-	2.00	(4.70)	-	(3.90)
2014	5	9.18	-	9.77	49	—	1.15	-	2.00	(8.20)	-	(7.43)

Advanced Series Trust - AST J.P. Morgan Strategic Opportunities
2018	138	11.25	-	13.24	1,756	—	1.15	-	2.60	(7.55)	-	(6.21)
2017	200	12.17	-	14.12	2,677	—	1.15	-	2.60	9.30	-	10.87
2016	200	11.13	-	12.73	2,432	—	1.15	-	2.60	1.21	-	2.66
2015	220	11.00	-	12.40	2,621	—	1.15	-	2.60	(2.72)	-	(1.32)
2014	273	11.31	-	12.57	3,310	—	1.15	-	2.60	2.77	-	4.25

Advanced Series Trust - AST Loomis Sayles Large-Cap Growth
2018	8	19.24	-	21.53	172	—	1.00	-	2.00	(4.61)	-	(3.66)
2017	9	20.16	-	22.35	195	—	1.00	-	2.00	30.39	-	31.67
2016	10	15.47	-	16.97	170	—	1.00	-	2.00	3.51	-	4.53
2015	12	14.94	-	16.24	182	—	1.00	-	2.00	7.91	-	8.98
2014	12	13.85	-	14.90	172	—	1.00	-	2.00	8.42	-	9.49

Advanced Series Trust - AST Lord Abbett Core Fixed Income (sub-account merged on September 14, 2018)
2018	—	13.12	-	13.86	—	—	1.00	-	1.50	(2.63)	-	(2.28)
2017	4	13.48	-	14.19	50	—	1.00	-	1.50	1.83	-	2.33
2016	4	13.23	-	13.87	51	—	1.00	-	1.50	1.09	-	1.59
2015	4	13.09	-	13.65	54	—	1.00	-	1.50	(2.06)	-	(1.57)
2014	4	13.37	-	13.87	58	—	1.00	-	1.50	4.81	-	5.33

Advanced Series Trust - AST MFS Global Equity
2018	3	16.72	-	17.00	45	—	1.00	-	1.15	(10.59)	-	(10.45)
2017	3	18.70	-	18.99	61	—	1.00	-	1.15	22.43	-	22.61
2016	4	14.78	-	15.49	61	—	1.00	-	1.50	5.53	-	6.05
2015	5	14.01	-	14.60	65	—	1.00	-	1.50	(2.92)	-	(2.44)
2014	5	14.43	-	14.97	68	—	1.00	-	1.50	2.10	-	2.60

Advanced Series Trust - AST MFS Growth
2018	<1	21.44	-	21.44	3	—	1.15	-	1.15	0.98	-	0.98
2017	<1	21.23	-	21.23	4	—	1.15	-	1.15	29.22	-	29.22
2016	<1	16.43	-	16.43	4	—	1.15	-	1.15	0.75	-	0.75
2015	<1	16.31	-	16.31	4	—	1.15	-	1.15	6.01	-	6.01
2014	<1	15.38	-	15.38	4	—	1.15	-	1.15	7.47	-	7.47

Advanced Series Trust - AST Neuberger Berman/LSV Mid-Cap Value
2018	1	16.50	-	17.46	20	—	1.15	-	1.65	(17.81)	-	(17.40)
2017	1	20.07	-	21.13	25	—	1.15	-	1.65	11.94	-	12.50
2016	1	17.93	-	18.79	27	—	1.15	-	1.65	16.31	-	16.89
2015	2	15.42	-	16.07	24	—	1.15	-	1.65	(7.17)	-	(6.71)
2014	2	16.61	-	17.23	28	—	1.15	-	1.65	12.39	-	12.95

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST New Discovery Asset Allocation
2018	13	$12.51	-	13.01	$164	—%	1.50	-	2.10%	(10.17)	-	(9.64)%
2017	14	13.92	-	14.40	191	—	1.50	-	2.10	14.10	-	14.77
2016	14	12.20	-	12.54	173	—	1.50	-	2.10	2.18	-	2.78
2015	14	11.94	-	12.20	172	—	1.50	-	2.10	(4.79)	-	(2.70)
2014	<1	12.54	-	12.54	6	—	1.50	-	1.50	3.58	-	3.58

Advanced Series Trust - AST Parametric Emerging Markets Equity
2018	<1	8.80	-	8.80	5	—	1.65	-	1.65	(15.45)	-	(15.45)
2017	1	10.40	-	10.90	6	—	1.15	-	1.65	24.33	-	24.94
2016	1	8.37	-	8.72	12	—	1.15	-	1.65	10.54	-	11.08
2015	1	7.57	-	7.85	12	—	1.15	-	1.65	(18.08)	-	(17.67)
2014	2	9.24	-	9.54	14	—	1.15	-	1.65	(6.23)	-	(5.77)

Advanced Series Trust - AST Preservation Asset Allocation
2018	291	12.75	-	14.43	4,045	—	1.15	-	2.25	(4.99)	-	(3.95)
2017	431	12.95	-	15.02	6,219	—	1.15	-	2.60	7.34	-	8.88
2016	439	12.06	-	13.80	5,847	—	1.15	-	2.60	2.85	-	4.33
2015	478	11.73	-	13.23	6,120	—	1.15	-	2.60	(2.40)	-	(1.00)
2014	615	12.02	-	13.36	7,944	—	1.15	-	2.60	3.09	-	4.57

Advanced Series Trust - AST Prudential Growth Allocation
2018	702	11.20	-	13.18	8,881	—	1.15	-	2.60	(9.95)	-	(8.65)
2017	985	12.44	-	14.43	13,652	—	1.15	-	2.60	13.16	-	14.78
2016	879	10.99	-	12.57	10,655	—	1.15	-	2.60	7.31	-	8.84
2015	937	10.24	-	11.55	10,475	—	1.15	-	2.60	(3.13)	-	(1.74)
2014	826	10.58	-	11.76	9,408	—	1.15	-	2.60	6.43	-	7.95

Advanced Series Trust - AST QMA US Equity Alpha
2018	2	17.52	-	19.07	46	—	1.00	-	1.75	(9.81)	-	(9.13)
2017	3	19.43	-	20.99	60	—	1.00	-	1.75	20.15	-	21.04
2016	3	16.17	-	17.34	51	—	1.00	-	1.75	12.87	-	13.71
2015	4	14.33	-	15.25	54	—	1.00	-	1.75	1.30	-	2.06
2014	4	14.14	-	14.94	56	—	1.00	-	1.75	15.19	-	16.05

Advanced Series Trust - AST RCM World Trends
2018	67	11.12	-	13.02	816	—	1.15	-	2.65	(10.30)	-	(8.96)
2017	104	12.40	-	14.30	1,404	—	1.15	-	2.65	13.24	-	14.91
2016	108	10.95	-	12.44	1,280	—	1.15	-	2.65	2.11	-	3.62
2015	117	10.72	-	12.01	1,349	—	1.15	-	2.65	(2.75)	-	(1.30)
2014	130	11.03	-	12.17	1,528	—	1.15	-	2.65	2.42	-	3.94

Advanced Series Trust - AST Small-Cap Growth
2018	<1	19.90	-	19.90	<1	—	1.50	-	1.50	(9.77)	-	(9.77)
2017	<1	22.05	-	22.05	1	—	1.50	-	1.50	22.09	-	22.09
2016	<1	18.06	-	18.06	<1	—	1.50	-	1.50	10.42	-	10.42
2015	<1	16.36	-	16.36	1	—	1.50	-	1.50	(0.71)	-	(0.71)
2014	<1	16.47	-	16.47	1	—	1.50	-	1.50	0.03	-	2.28

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Small-Cap Growth Opportunities
2018	1	$16.06	-	17.29	$20	—%	1.00	-	1.65%	(12.30)	-	(11.73)%
2017	1	18.32	-	19.59	24	—	1.00	-	1.65	25.62	-	26.43
2016	1	14.58	-	15.49	20	—	1.00	-	1.65	5.95	-	6.63
2015	2	13.76	-	14.53	24	—	1.00	-	1.65	(0.31)	-	0.33
2014	2	13.81	-	14.48	26	—	1.00	-	1.65	3.23	-	3.90

Advanced Series Trust - AST Small-Cap Value
2018	2	15.70	-	16.62	27	—	1.15	-	1.65	(18.43)	-	(18.02)
2017	2	19.25	-	20.27	34	—	1.15	-	1.65	5.61	-	6.13
2016	2	18.23	-	19.10	36	—	1.15	-	1.65	27.11	-	27.73
2015	2	14.34	-	14.95	29	—	1.15	-	1.65	(5.40)	-	(3.42)
2014	2	14.85	-	15.81	31	—	1.15	-	1.65	0.94	-	4.07

Advanced Series Trust - AST Templeton Global Bond
2018	2	11.26	-	11.91	22	—	1.15	-	1.65	0.33	-	0.83
2017	2	11.22	-	11.82	23	—	1.15	-	1.65	0.39	-	0.88
2016	4	11.18	-	11.71	41	—	1.15	-	1.65	2.66	-	3.17
2015	4	10.89	-	11.35	46	—	1.15	-	1.65	(6.17)	-	(5.70)
2014	4	11.61	-	12.04	53	—	1.15	-	1.65	(1.08)	-	(0.59)

Advanced Series Trust - AST T. Rowe Price Asset Allocation
2018	201	13.22	-	15.56	2,962	—	1.15	-	2.60	(7.74)	-	(6.41)
2017	280	14.33	-	16.63	4,399	—	1.15	-	2.60	12.49	-	14.10
2016	291	12.74	-	14.57	4,049	—	1.15	-	2.60	4.82	-	6.32
2015	359	12.15	-	13.71	4,711	—	1.15	-	2.60	(2.50)	-	(1.10)
2014	445	12.47	-	13.86	5,969	—	1.15	-	2.60	3.19	-	4.67

Advanced Series Trust - AST T. Rowe Price Large-Cap Growth
2018	<1	26.27	-	27.33	7	—	1.15	-	1.50	2.32	-	2.68
2017	<1	25.67	-	26.62	7	—	1.15	-	1.50	35.85	-	36.32
2016	1	18.90	-	19.53	20	—	1.15	-	1.50	1.18	-	1.53
2015	1	18.68	-	19.23	20	—	1.15	-	1.50	7.96	-	8.34
2014	1	17.30	-	17.75	19	—	1.15	-	1.50	6.74	-	7.11

Advanced Series Trust - AST T. Rowe Price Large-Cap Value
2018	1	11.06	-	11.70	16	—	1.15	-	1.65	(11.19)	-	(10.74)
2017	1	12.45	-	13.11	18	—	1.15	-	1.65	14.66	-	15.23
2016	1	10.86	-	11.38	16	—	1.15	-	1.65	4.41	-	4.92
2015	2	10.40	-	10.85	16	—	1.15	-	1.65	(7.59)	-	(7.13)
2014	2	11.26	-	11.68	25	—	1.15	-	1.65	(0.09)	-	0.40

Advanced Series Trust - AST T. Rowe Price Natural Resources
2018	4	7.54	-	7.98	33	—	1.15	-	1.65	(18.02)	-	(17.61)
2017	5	9.20	-	9.69	45	—	1.15	-	1.65	8.52	-	9.05
2016	5	8.48	-	8.88	44	—	1.15	-	1.65	22.59	-	23.20
2015	9	6.92	-	7.21	65	—	1.15	-	1.65	(20.57)	-	(20.17)
2014	11	8.71	-	9.03	101	—	1.15	-	1.65	(9.85)	-	(9.40)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST WEDGE Capital Mid-Cap Value
2018	2	$15.25	-	16.78	$30	—%	1.15	-	2.00%	(18.17)	-	(17.48)%
2017	2	18.63	-	20.33	36	—	1.15	-	2.00	16.21	-	17.18
2016	2	16.03	-	17.35	39	—	1.15	-	2.00	11.76	-	12.70
2015	3	14.35	-	15.40	42	—	1.15	-	2.00	(8.44)	-	(7.67)
2014	3	15.67	-	16.68	46	—	1.15	-	2.00	12.71	-	13.66

Advanced Series Trust - AST Wellington Management Hedged Equity
2018	18	11.31	-	11.63	207	—	1.50	-	1.75	(6.64)	-	(6.41)
2017	19	12.11	-	12.42	238	—	1.50	-	1.75	11.64	-	11.92
2016	20	10.85	-	11.10	215	—	1.50	-	1.75	4.69	-	4.95
2015	22	10.36	-	10.58	228	—	1.50	-	1.75	(3.06)	-	(2.10)
2014	20	10.69	-	10.81	211	—	1.50	-	1.65	3.79	-	3.94

Advanced Series Trust - AST Western Asset Core Plus Bond
2018	4	12.91	-	13.64	58	—	1.00	-	1.50	(3.72)	-	(3.24)
2017	1	14.09	-	14.09	12	—	1.00	-	1.00	5.26	-	5.26
2016	1	13.39	-	13.39	12	—	1.00	-	1.00	4.11	-	4.11
2015	1	12.86	-	12.86	12	—	1.00	-	1.00	0.23	-	0.23
2014	1	12.83	-	12.83	13	—	1.00	-	1.00	6.13	-	6.13

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Franchise
2018	3,459	13.97	-	19.97	64,338	—	0.70	-	2.30	(5.83)	-	(4.30)
2017	3,915	14.60	-	21.21	76,638	0.08	0.70	-	2.30	24.46	-	26.46
2016	4,454	11.55	-	17.04	69,719	—	0.70	-	2.30	(0.05)	-	1.56
2015	5,004	11.37	-	17.05	77,713	—	0.70	-	2.30	2.62	-	4.27
2014	5,740	10.90	-	16.61	86,128	0.04	0.70	-	2.30	5.97	-	7.68

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value
2018	1,084	19.68	-	29.61	23,924	0.47	0.70	-	2.69	(15.00)	-	(13.26)
2017	1,259	23.16	-	34.14	32,376	0.78	0.70	-	2.69	7.03	-	9.20
2016	1,422	21.64	-	31.26	33,851	0.34	0.70	-	2.69	12.40	-	14.69
2015	1,643	19.25	-	27.26	34,489	0.31	0.70	-	2.69	(11.57)	-	(9.76)
2014	1,921	21.77	-	30.21	45,106	0.44	0.70	-	2.69	6.80	-	8.99

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Comstock
2018	782	19.60	-	25.36	17,565	1.68	0.70	-	2.30	(14.17)	-	(12.78)
2017	911	22.84	-	29.08	23,614	2.08	0.70	-	2.30	15.18	-	17.03
2016	1,038	19.83	-	24.85	23,184	1.45	0.70	-	2.30	14.64	-	16.48
2015	1,224	17.30	-	21.33	23,660	1.93	0.70	-	2.30	(8.12)	-	(6.64)
2014	1,429	18.82	-	22.85	29,816	1.31	0.70	-	2.30	6.90	-	8.62

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Equity
2018	2,427	14.86	-	17.97	49,405	0.88	0.70	-	2.20	(11.38)	-	(10.03)
2017	2,763	16.77	-	19.98	63,345	1.03	0.70	-	2.20	10.72	-	12.39
2016	3,186	15.15	-	17.78	65,415	0.74	0.70	-	2.20	7.87	-	9.50
2015	3,613	14.04	-	16.23	68,288	1.11	0.70	-	2.20	(7.82)	-	(6.43)
2014	4,153	15.23	-	17.35	84,651	0.83	0.70	-	2.20	5.79	-	7.39

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Plus Bond
2018	333	$13.73	-	15.14	$5,074	3.52%	1.10	-	1.85%	(4.17)	-	(3.44)%
2017	387	14.33	-	15.68	6,082	3.41	1.10	-	1.85	4.39	-	5.18
2016	424	13.73	-	14.91	6,381	4.14	1.10	-	1.85	4.69	-	5.49
2015	459	13.11	-	14.13	6,559	4.49	1.10	-	1.85	(2.21)	-	(1.46)
2014	555	13.41	-	14.34	8,064	4.98	1.10	-	1.85	6.03	-	6.85

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Diversified Dividend
2018	2,012	17.29	-	23.39	100,092	2.33	0.70	-	2.05	(9.46)	-	(8.22)
2017	2,309	19.10	-	25.48	127,536	1.62	0.70	-	2.05	6.38	-	7.82
2016	2,662	17.95	-	23.64	136,356	1.26	0.70	-	2.05	12.49	-	14.01
2015	2,963	15.96	-	20.73	134,666	1.67	0.70	-	2.05	—	-	1.35
2014	3,399	15.96	-	20.45	152,078	1.66	0.70	-	2.05	10.54	-	12.04

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Equity and Income
2018	896	20.40	-	30.84	17,409	2.17	1.00	-	1.98	(11.29)	-	(10.41)
2017	1,045	23.00	-	28.36	22,734	1.62	0.83	-	1.98	8.86	-	10.12
2016	1,180	21.12	-	25.76	23,419	1.83	0.83	-	1.98	12.87	-	14.18
2015	1,281	18.71	-	22.56	22,516	2.58	0.83	-	1.98	(4.21)	-	(3.10)
2014	1,488	19.54	-	23.28	27,029	1.73	0.83	-	1.98	6.90	-	8.13

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Core Equity
2018	836	13.01	-	17.11	18,923	1.06	0.70	-	2.05	(17.05)	-	(15.91)
2017	982	15.68	-	20.35	26,772	1.12	0.70	-	2.05	20.41	-	22.05
2016	1,146	13.02	-	16.68	25,767	1.00	0.70	-	2.05	4.65	-	6.07
2015	1,303	12.44	-	15.72	27,860	1.35	0.70	-	2.05	(3.42)	-	(2.11)
2014	1,498	12.88	-	16.06	32,900	1.96	0.70	-	2.05	(1.35)	-	(0.01)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Government Money Market
2018	316	9.38	-	11.30	3,461	1.54	1.10	-	1.70	(0.17)	-	0.43
2017	304	9.40	-	11.25	3,317	0.56	1.10	-	1.70	(1.13)	-	(0.53)
2016	351	9.50	-	11.31	3,851	0.09	1.10	-	1.70	(1.59)	-	(1.00)
2015	447	9.66	-	11.42	4,944	0.01	1.10	-	1.70	(1.67)	-	(1.08)
2014	517	9.82	-	11.55	5,842	0.01	1.10	-	1.70	(1.67)	-	(1.08)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Government Securities
2018	324	14.70	-	16.99	5,284	2.07	1.10	-	1.70	(1.15)	-	(0.55)
2017	395	14.87	-	17.08	6,426	2.07	1.10	-	1.70	0.24	-	0.84
2016	433	14.84	-	16.94	7,013	1.99	1.10	-	1.70	(0.47)	-	0.12
2015	473	14.91	-	16.92	7,655	2.16	1.10	-	1.70	(1.35)	-	(0.75)
2014	526	15.11	-	17.04	8,619	3.01	1.10	-	1.70	2.38	-	3.00

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. High Yield
2018	523	10.57	-	11.97	9,484	4.88	0.70	-	1.98	(5.26)	-	(4.03)
2017	594	11.02	-	12.63	11,289	3.96	0.70	-	1.98	4.22	-	5.56
2016	659	10.44	-	12.12	12,014	4.07	0.70	-	1.98	9.04	-	10.44
2015	728	9.45	-	11.12	12,197	5.34	0.70	-	1.98	(5.06)	-	(3.84)
2014	835	9.83	-	11.71	14,530	4.45	0.70	-	1.98	(0.27)	-	1.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. International Growth
2018	616	$13.22	-	18.88	$12,104	1.99%	1.10	-	1.70%	(16.42)	-	(15.91)%
2017	721	15.81	-	22.45	16,791	1.45	1.10	-	1.70	20.94	-	21.66
2016	791	13.08	-	18.45	15,292	1.35	1.10	-	1.70	(2.13)	-	(1.54)
2015	886	13.36	-	18.74	17,492	1.47	1.10	-	1.70	(3.99)	-	(3.41)
2014	1,006	13.92	-	19.40	20,589	1.58	1.10	-	1.70	(1.36)	-	(0.77)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Managed Volatility
2018	186	24.13	-	26.35	4,648	1.66	1.10	-	1.70	(12.51)	-	(11.98)
2017	203	27.58	-	29.94	5,805	1.35	1.10	-	1.70	8.70	-	9.35
2016	200	25.37	-	27.38	5,269	1.76	1.10	-	1.70	8.76	-	9.41
2015	235	23.33	-	25.02	5,670	1.40	1.10	-	1.70	(3.80)	-	(3.22)
2014	261	24.25	-	25.86	6,546	2.93	1.10	-	1.70	18.54	-	19.25

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Core Equity
2018	326	17.10	-	26.22	7,279	0.50	1.10	-	2.20	(13.29)	-	(12.33)
2017	362	19.72	-	29.90	9,223	0.53	1.10	-	2.20	12.43	-	13.66
2016	395	17.54	-	26.31	8,877	0.07	1.10	-	2.20	10.97	-	12.20
2015	454	15.80	-	23.45	9,166	0.35	1.10	-	2.20	(6.12)	-	(5.08)
2014	510	16.83	-	24.70	10,887	0.04	1.10	-	2.20	2.16	-	3.29

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Growth
2018	208	19.24	-	29.19	5,412	—	1.10	-	1.70	(7.18)	-	(6.62)
2017	232	20.72	-	31.26	6,412	—	1.10	-	1.70	20.43	-	21.16
2016	259	17.21	-	25.81	5,925	—	1.10	-	1.70	(0.94)	-	(0.34)
2015	321	17.37	-	25.89	7,481	—	1.10	-	1.70	(0.50)	-	0.10
2014	348	17.46	-	25.87	8,107	—	1.10	-	1.70	6.22	-	6.86

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. S&P 500 Index
2018	1,375	17.65	-	21.39	30,362	1.52	0.70	-	2.05	(6.74)	-	(5.47)
2017	1,491	18.92	-	22.63	35,212	1.64	0.70	-	2.05	18.80	-	20.41
2016	1,608	15.93	-	18.79	31,798	1.69	0.70	-	2.05	9.20	-	10.68
2015	1,803	14.59	-	16.98	32,471	1.75	0.70	-	2.05	(1.02)	-	0.32
2014	1,882	14.74	-	16.93	34,156	1.83	0.70	-	2.05	11.02	-	12.53

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Technology
2018	102	23.54	-	25.71	2,500	—	1.10	-	1.70	(2.14)	-	(1.55)
2017	114	24.06	-	26.11	2,863	—	1.10	-	1.70	32.86	-	33.66
2016	126	18.11	-	19.54	2,366	—	1.10	-	1.70	(2.42)	-	(1.84)
2015	141	18.56	-	19.90	2,715	—	1.10	-	1.70	5.01	-	5.65
2014	163	17.67	-	18.84	2,965	—	1.10	-	1.70	9.18	-	9.84

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Value Opportunities
2018	305	14.78	-	16.39	4,727	0.31	1.10	-	1.70	(20.55)	-	(20.07)
2017	336	18.60	-	20.50	6,548	0.39	1.10	-	1.70	15.46	-	16.16
2016	362	16.11	-	17.65	6,095	0.37	1.10	-	1.70	16.35	-	17.04
2015	408	13.84	-	15.08	5,891	2.66	1.10	-	1.70	(11.92)	-	(11.39)
2014	465	15.72	-	17.02	7,599	1.40	1.10	-	1.70	4.82	-	5.45

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. American Franchise II
2018	773	$23.18	-	28.23	$15,163	—%	1.29	-	2.49%	(6.28)	-	(5.14)%
2017	937	24.73	-	29.75	19,663	—	1.29	-	2.49	23.89	-	25.40
2016	1,092	19.96	-	23.73	18,505	—	1.29	-	2.49	(0.52)	-	0.70
2015	1,216	20.07	-	23.56	20,591	—	1.29	-	2.49	2.14	-	3.40
2014	1,426	19.65	-	22.79	23,511	—	1.29	-	2.49	5.48	-	6.77

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. American Value II
2018	492	23.68	-	25.76	13,502	0.19	1.29	-	2.59	(15.12)	-	(14.00)
2017	570	27.53	-	30.35	18,195	0.57	1.29	-	2.59	6.86	-	8.27
2016	697	25.43	-	28.40	20,560	0.11	1.29	-	2.59	12.24	-	13.74
2015	824	22.36	-	25.30	21,458	0.01	1.29	-	2.59	(11.71)	-	(10.53)
2014	983	24.99	-	28.66	28,615	0.19	1.29	-	2.59	6.64	-	8.07

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Comstock II
2018	2,479	20.78	-	21.57	54,545	1.38	1.29	-	2.59	(14.63)	-	(13.50)
2017	2,940	24.02	-	25.27	75,227	1.85	1.29	-	2.59	14.56	-	16.06
2016	3,479	20.70	-	22.06	77,191	1.22	1.29	-	2.59	13.97	-	15.48
2015	4,022	17.92	-	19.35	77,847	1.63	1.29	-	2.59	(8.62)	-	(7.40)
2014	4,761	19.36	-	21.18	100,267	1.05	1.29	-	2.59	6.27	-	7.69

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Core Equity II
2018	57	13.92	-	16.15	903	—	1.29	-	2.44	(11.82)	-	(10.78)
2017	66	15.79	-	18.10	1,179	0.76	1.29	-	2.44	10.14	-	11.43
2016	85	14.33	-	16.24	1,389	0.49	1.29	-	2.44	7.34	-	8.60
2015	100	13.35	-	14.96	1,491	0.89	1.29	-	2.44	(8.30)	-	(7.22)
2014	115	14.37	-	16.12	1,855	0.66	1.29	-	2.59	5.05	-	6.46

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Core Plus Bond II
2018	8	12.46	-	14.26	106	3.43	1.30	-	2.10	(4.67)	-	(3.90)
2017	8	13.07	-	14.84	111	3.13	1.30	-	2.10	3.86	-	4.70
2016	9	12.58	-	14.18	114	3.43	1.30	-	2.10	4.15	-	4.98
2015	11	12.08	-	13.50	145	4.42	1.30	-	2.10	(2.70)	-	(1.92)
2014	11	12.42	-	13.77	149	4.40	1.30	-	2.10	5.61	-	6.46

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Diversified Dividend II
2018	1,230	18.94	-	23.31	22,899	2.10	1.29	-	2.59	(10.20)	-	(9.01)
2017	1,418	21.10	-	25.62	29,140	1.45	1.29	-	2.59	5.56	-	6.95
2016	1,601	19.98	-	23.95	30,950	1.11	1.29	-	2.59	11.58	-	13.06
2015	1,769	18.26	-	21.18	30,459	1.49	1.29	-	2.44	(0.67)	-	0.50
2014	2,000	18.06	-	21.08	34,456	1.37	1.29	-	2.59	9.62	-	11.08

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Equity and Income II
2018	972	19.37	-	20.48	19,859	1.92	1.29	-	2.59	(12.06)	-	(10.90)
2017	1,125	22.03	-	22.98	25,931	1.43	1.29	-	2.59	7.93	-	9.36
2016	1,259	20.41	-	21.01	26,673	1.57	1.29	-	2.59	11.87	-	13.36
2015	1,438	18.25	-	18.54	26,960	2.26	1.29	-	2.59	(5.11)	-	(3.84)
2014	1,734	19.23	-	19.28	33,898	1.50	1.29	-	2.59	5.95	-	7.36

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Global Core Equity II
2018	679	$14.08	-	17.32	$9,396	0.79%	1.29	-	2.59%	(17.73)	-	(16.64)%
2017	767	17.11	-	20.78	12,764	0.89	1.29	-	2.59	19.45	-	21.02
2016	867	14.32	-	17.17	12,004	0.71	1.29	-	2.59	3.75	-	5.13
2015	973	13.81	-	16.33	12,881	1.03	1.29	-	2.59	(4.20)	-	(2.92)
2014	1,130	14.41	-	16.82	15,474	1.51	1.29	-	2.59	(2.12)	-	(0.81)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Government Money Market II
2018	51	8.05	-	9.39	466	1.28	1.30	-	2.20	(0.92)	-	(0.02)
2017	55	8.12	-	9.39	501	0.31	1.30	-	2.20	(1.86)	-	(0.98)
2016	57	8.28	-	9.48	525	0.03	1.30	-	2.20	(2.14)	-	(1.26)
2015	63	8.23	-	9.60	587	0.01	1.30	-	2.40	(2.36)	-	(1.28)
2014	73	8.42	-	9.73	691	0.01	1.30	-	2.40	(2.36)	-	(1.28)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Government Securities II
2018	12	11.78	-	13.50	153	1.94	1.30	-	2.10	(1.80)	-	(1.01)
2017	13	11.99	-	13.63	169	1.58	1.30	-	2.10	(0.39)	-	0.41
2016	18	12.04	-	13.58	234	1.66	1.30	-	2.10	(1.09)	-	(0.30)
2015	22	12.17	-	13.62	282	1.95	1.30	-	2.10	(2.02)	-	(1.23)
2014	22	12.42	-	13.79	291	2.82	1.30	-	2.10	1.72	-	2.54

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Growth and Income II
2018	1,084	23.10	-	26.88	28,546	1.70	1.29	-	2.69	(15.91)	-	(14.71)
2017	1,300	27.47	-	34.09	40,153	1.25	1.29	-	2.69	10.99	-	12.57
2016	1,505	24.75	-	30.28	41,533	0.83	1.29	-	2.69	16.23	-	17.89
2015	1,773	21.29	-	25.68	41,752	2.55	1.29	-	2.69	(5.91)	-	(4.56)
2014	2,077	22.63	-	26.91	51,532	1.42	1.29	-	2.69	7.01	-	8.55

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. High Yield II
2018	482	16.64	-	20.48	5,818	4.70	1.29	-	2.59	(6.09)	-	(4.85)
2017	546	17.72	-	21.52	6,948	3.87	1.29	-	2.59	3.39	-	4.76
2016	582	17.14	-	20.54	7,163	3.88	1.29	-	2.59	7.97	-	9.40
2015	638	15.87	-	18.78	7,330	5.04	1.29	-	2.59	(5.87)	-	(4.62)
2014	755	16.86	-	19.69	9,228	4.40	1.29	-	2.59	(1.05)	-	0.28

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. International Growth II
2018	130	8.98	-	10.42	1,390	1.74	1.29	-	2.44	(17.27)	-	(16.30)
2017	154	10.86	-	12.45	1,960	1.29	1.29	-	2.44	19.76	-	21.15
2016	188	9.07	-	10.28	1,969	1.15	1.29	-	2.44	(3.11)	-	(1.97)
2015	201	9.36	-	10.48	2,155	1.30	1.29	-	2.44	(4.99)	-	(3.87)
2014	210	9.85	-	10.90	2,354	1.01	1.29	-	2.44	(2.35)	-	(1.20)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Managed Volatility II
2018	3	22.75	-	24.13	72	1.46	1.45	-	1.85	(12.92)	-	(12.57)
2017	3	26.12	-	28.17	92	1.28	1.30	-	1.85	8.31	-	8.91
2016	5	24.12	-	25.86	117	1.43	1.30	-	1.85	8.29	-	8.89
2015	6	22.27	-	23.75	141	1.16	1.30	-	1.85	(4.16)	-	(3.63)
2014	7	23.24	-	24.65	159	2.51	1.30	-	1.85	18.02	-	18.67

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Mid Cap Core Equity II
2018	43	$15.84	-	18.80	$793	0.11%	1.29	-	2.44%	(13.76)	-	(12.74)%
2017	49	18.36	-	21.55	1,038	0.29	1.29	-	2.44	11.88	-	13.18
2016	67	16.41	-	19.04	1,248	—	1.29	-	2.44	10.41	-	11.71
2015	75	14.87	-	17.04	1,261	0.11	1.29	-	2.44	(6.62)	-	(5.52)
2014	99	15.92	-	18.04	1,751	—	1.29	-	2.44	1.63	-	2.83

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Mid Cap Growth II
2018	257	19.46	-	25.13	5,996	—	0.83	-	2.54	(8.26)	-	(6.66)
2017	283	21.22	-	26.92	7,138	—	0.83	-	2.54	19.06	-	21.13
2016	339	17.82	-	22.22	7,128	—	0.83	-	2.54	(1.98)	-	(0.26)
2015	377	18.18	-	22.28	8,020	—	0.83	-	2.54	(1.52)	-	0.21
2014	432	18.46	-	22.23	9,307	—	0.83	-	2.54	4.96	-	6.80

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. S&P 500 Index II
2018	2,042	22.95	-	28.24	39,992	1.23	1.29	-	2.59	(7.52)	-	(6.30)
2017	2,393	24.82	-	30.14	50,231	1.39	1.29	-	2.59	17.90	-	19.45
2016	2,659	21.05	-	25.24	47,058	1.41	1.29	-	2.59	8.33	-	9.77
2015	2,967	19.44	-	22.99	48,667	1.48	1.29	-	2.59	(1.83)	-	(0.52)
2014	3,329	19.80	-	23.11	55,401	1.53	1.29	-	2.59	10.03	-	11.50

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Technology II
2018	<1	22.15	-	24.02	6	—	1.30	-	1.85	(2.54)	-	(2.00)
2017	<1	22.73	-	24.51	7	—	1.30	-	1.85	32.28	-	33.00
2016	<1	17.18	-	18.43	7	—	1.30	-	1.85	(2.82)	-	(2.28)
2015	1	17.68	-	18.86	10	—	1.30	-	1.85	4.61	-	5.18
2014	1	16.90	-	17.93	12	—	1.30	-	1.85	8.79	-	9.39

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Value Opportunities II
2018	158	14.45	-	17.36	2,487	—	1.29	-	2.44	(21.32)	-	(20.39)
2017	169	18.36	-	21.80	3,357	0.01	1.29	-	2.44	14.39	-	15.72
2016	225	16.05	-	18.84	3,817	0.07	1.29	-	2.44	15.05	-	16.40
2015	259	13.95	-	16.18	3,793	2.23	1.29	-	2.44	(12.84)	-	(11.81)
2014	291	16.01	-	18.35	4,878	1.11	1.29	-	2.44	3.79	-	5.01

Alliance Bernstein Variable Product Series Fund - AB VPS Growth
2018	684	18.34	-	27.52	13,314	—	0.70	-	2.59	1.09	-	3.04
2017	774	17.80	-	27.22	14,874	—	0.70	-	2.59	30.70	-	33.21
2016	923	13.36	-	20.83	13,602	—	0.70	-	2.59	(1.75)	-	0.15
2015	1,079	13.34	-	21.20	16,122	—	0.70	-	2.59	6.00	-	8.06
2014	1,324	12.35	-	20.00	18,443	—	0.70	-	2.59	10.04	-	12.18

Alliance Bernstein Variable Product Series Fund - AB VPS Growth & Income
2018	1,654	21.77	-	28.16	35,050	0.73	0.70	-	2.59	(8.28)	-	(6.51)
2017	1,895	23.74	-	30.12	43,475	1.22	0.70	-	2.59	15.55	-	17.77
2016	2,154	20.55	-	25.57	42,440	0.77	0.70	-	2.59	8.20	-	10.30
2015	2,554	18.99	-	23.19	46,289	1.16	0.70	-	2.59	(1.20)	-	0.72
2014	2,985	19.22	-	23.02	54,295	1.07	0.70	-	2.59	6.46	-	8.53

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein Variable Product Series Fund - AB VPS International Value
2018	575	$8.10	-	9.71	$5,251	1.09%	1.29	-	2.59%	(24.97)	-	(23.98)%
2017	595	10.79	-	12.77	7,190	1.82	1.29	-	2.59	21.88	-	23.49
2016	784	8.86	-	10.34	7,726	1.03	1.29	-	2.59	(3.36)	-	(2.07)
2015	859	9.16	-	10.56	8,689	2.17	1.29	-	2.59	(0.25)	-	1.08
2014	1,037	9.19	-	10.44	10,427	3.23	1.29	-	2.59	(8.88)	-	(7.67)

Alliance Bernstein Variable Product Series Fund - AB VPS Large Cap Growth
2018	815	18.44	-	26.25	13,146	—	0.70	-	2.59	(0.32)	-	1.61
2017	935	18.15	-	26.33	15,075	—	0.70	-	2.59	28.29	-	30.76
2016	1,099	13.88	-	20.52	13,723	—	0.70	-	2.59	(0.29)	-	1.64
2015	1,229	13.66	-	20.58	15,251	—	0.70	-	2.59	7.98	-	10.08
2014	1,431	11.97	-	19.06	16,401	—	0.94	-	2.59	10.89	-	12.77

Alliance Bernstein Variable Product Series Fund - AB VPS Small/Mid Cap Value
2018	227	28.46	-	35.02	7,427	0.22	1.29	-	2.59	(17.49)	-	(16.39)
2017	271	34.49	-	41.89	10,635	0.24	1.29	-	2.59	9.95	-	11.40
2016	305	31.37	-	37.60	10,817	0.34	1.29	-	2.59	21.57	-	23.19
2015	354	25.81	-	30.53	10,247	0.53	1.29	-	2.59	(8.14)	-	(6.91)
2014	434	28.09	-	32.79	13,578	0.41	1.29	-	2.59	6.12	-	7.54

Alliance Bernstein Variable Product Series Fund - AB VPS Value
2018	33	11.65	-	13.96	435	0.99	1.29	-	2.59	(17.54)	-	(16.44)
2017	39	14.13	-	16.71	614	1.17	1.29	-	2.59	10.38	-	11.84
2016	48	12.80	-	14.94	682	1.33	1.29	-	2.59	8.42	-	9.86
2015	55	11.81	-	13.60	717	1.84	1.29	-	2.59	(9.57)	-	(8.37)
2014	67	13.06	-	14.84	945	1.55	1.29	-	2.59	7.90	-	9.34

American Century Variable Portfolios, Inc. - American Century VP International
2018	<1	17.64	-	17.64	6	1.26	1.45	-	1.45	(16.45)	-	(16.45)
2017	<1	21.12	-	21.12	7	0.87	1.45	-	1.45	29.32	-	29.32
2016	<1	16.33	-	16.33	5	1.03	1.45	-	1.45	(6.86)	-	(6.86)
2015	<1	17.53	-	17.53	6	0.38	1.45	-	1.45	(0.69)	-	(0.69)
2014	<1	17.65	-	17.65	6	1.68	1.45	-	1.45	(6.87)	-	(6.87)

Deutsche DWS Variable Series I - DWS Bond VIP (Class A)
2018	10	16.48	-	16.82	171	4.68	0.70	-	0.80	(3.44)	-	(3.34)
2017	12	17.07	-	17.40	202	2.40	0.70	-	0.80	4.99	-	5.09
2016	12	16.26	-	16.56	197	5.05	0.70	-	0.80	5.08	-	5.19
2015	12	15.47	-	15.74	181	3.64	0.70	-	0.80	(1.09)	-	(0.99)
2014	19	15.64	-	15.90	299	3.99	0.70	-	0.80	5.78	-	5.89

Deutsche DWS Variable Series I - DWS Capital Growth VIP (Class A)
2018	44	27.26	-	27.82	1,211	0.73	0.70	-	0.80	(2.39)	-	(2.29)
2017	50	27.93	-	28.47	1,423	0.75	0.70	-	0.80	25.29	-	25.42
2016	56	22.29	-	22.70	1,273	0.76	0.70	-	0.80	3.41	-	3.52
2015	57	21.55	-	21.93	1,252	0.66	0.70	-	0.80	7.75	-	7.86
2014	54	20.00	-	20.33	1,086	0.62	0.70	-	0.80	12.07	-	12.18

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Deutsche DWS Variable Series I - DWS Core Equity VIP (Class A)
2018	20	$23.06	-	23.53	$476	1.90%	0.70	-	0.80%	(6.44)	-	(6.35)%
2017	25	24.65	-	25.12	613	1.19	0.70	-	0.80	20.05	-	20.17
2016	27	20.53	-	20.91	553	1.34	0.70	-	0.80	9.60	-	9.71
2015	30	18.73	-	19.06	563	0.88	0.70	-	0.80	4.41	-	4.51
2014	34	17.94	-	18.23	617	1.06	0.70	-	0.80	10.93	-	11.04

Deutsche DWS Variable Series I - DWS CROCI® International VIP (Class A)
2018	12	11.22	-	11.45	138	1.11	0.70	-	0.80	(15.08)	-	(15.00)
2017	14	13.21	-	13.47	182	7.00	0.70	-	0.80	20.99	-	21.11
2016	15	10.92	-	11.12	166	10.47	0.70	-	0.80	(0.07)	-	0.03
2015	18	10.93	-	11.12	194	4.24	0.70	-	0.80	(6.24)	-	(6.14)
2014	18	11.65	-	11.84	217	1.96	0.70	-	0.80	(12.47)	-	(12.38)

Deutsche DWS Variable Series I - DWS Global Small Cap VIP (Class A)
2018	18	31.75	-	32.40	590	0.29	0.70	-	0.80	(21.15)	-	(21.07)
2017	20	40.27	-	41.05	824	—	0.70	-	0.80	19.07	-	19.19
2016	24	33.82	-	34.44	809	0.39	0.70	-	0.80	0.76	-	0.86
2015	27	33.56	-	34.15	910	1.04	0.70	-	0.80	0.35	-	0.45
2014	31	33.45	-	33.99	1,063	0.84	0.70	-	0.80	(4.90)	-	(4.80)

Deutsche DWS Variable Series II - DWS Global Income Builder VIP (Class A)
2018	30	16.87	-	17.11	520	4.35	0.70	-	0.80	(8.40)	-	(8.31)
2017	54	18.42	-	18.66	1,007	2.97	0.70	-	0.80	15.61	-	15.73
2016	66	15.94	-	16.12	1,064	4.02	0.70	-	0.80	5.96	-	6.07
2015	70	15.04	-	15.20	1,055	3.27	0.70	-	0.80	(2.23)	-	(2.13)
2014	78	15.38	-	15.53	1,204	3.18	0.70	-	0.80	3.00	-	3.10

Deutsche DWS Variable Series II - DWS Government Money Market VIP (Class A)
2018	6	10.08	-	10.20	66	1.29	0.70	-	0.80	0.58	-	0.68
2017	14	10.02	-	10.13	144	0.41	0.70	-	0.80	(0.35)	-	(0.25)
2016	18	10.06	-	10.16	183	0.06	0.70	-	0.80	(0.74)	-	(0.64)
2015	17	10.13	-	10.22	177	0.01	0.70	-	0.80	(0.79)	-	(0.69)
2014	16	10.21	-	10.30	163	0.01	0.70	-	0.80	(0.79)	-	(0.69)

Deutsche DWS Variable Series II - DWS Small Mid Cap Growth VIP (Class A)
2018	14	20.31	-	20.59	289	—	0.70	-	0.80	(14.28)	-	(14.20)
2017	17	23.69	-	23.99	406	0.11	0.70	-	0.80	21.15	-	21.27
2016	21	19.56	-	19.79	417	—	0.70	-	0.80	8.20	-	8.31
2015	20	18.07	-	18.27	361	—	0.70	-	0.80	(1.69)	-	(1.59)
2014	22	18.38	-	18.56	403	—	0.70	-	0.80	4.85	-	4.96

Dreyfus Stock Index Fund, Inc. - Dreyfus Stock Index Fund, Inc. (Initial Shares)
2018	10	20.32	-	24.57	224	1.66	1.15	-	1.60	(6.17)	-	(5.73)
2017	10	21.65	-	26.06	244	1.69	1.15	-	1.60	19.60	-	20.15
2016	10	18.10	-	21.69	214	1.81	1.15	-	1.60	9.92	-	10.43
2015	30	13.83	-	19.64	567	1.81	1.15	-	1.65	(0.55)	-	(0.05)
2014	32	15.99	-	19.65	604	1.74	1.15	-	1.85	11.33	-	12.13

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Dreyfus Variable Investment Fund - VIF Government Money Market
2018	18	$8.89	-	11.16	$178	1.26%	1.15	-	1.85%	(0.59)	-	0.12%
2017	23	8.95	-	11.15	231	0.29	1.15	-	1.85	(1.50)	-	(0.80)
2016	32	9.08	-	11.24	328	0.01	1.15	-	1.85	(1.83)	-	(1.13)
2015	37	9.25	-	11.37	379	—	1.15	-	1.85	(1.85)	-	(1.14)
2014	33	9.43	-	11.50	341	<0.01	1.15	-	1.85	(1.85)	-	(1.14)

Dreyfus Variable Investment Fund - VIF Growth & Income
2018	<1	17.15	-	23.74	16	0.80	1.15	-	1.65	(6.25)	-	(5.78)
2017	<1	18.30	-	25.20	22	0.86	1.15	-	1.65	17.76	-	18.34
2016	2	15.54	-	21.29	44	1.01	1.15	-	1.65	8.24	-	8.78
2015	4	14.63	-	19.57	72	0.81	1.15	-	1.85	(0.30)	-	0.42
2014	5	16.79	-	19.49	92	0.77	1.15	-	2.00	7.87	-	8.82

Federated Insurance Series - Federated Government Money Fund II
2018	236	8.89	-	10.78	2,642	1.24	1.15	-	1.85	(0.62)	-	0.09
2017	271	8.94	-	10.77	3,047	0.30	1.15	-	1.85	(1.53)	-	(0.83)
2016	312	9.08	-	10.86	3,537	—	1.15	-	1.85	(1.84)	-	(1.14)
2015	354	9.25	-	10.99	4,068	—	1.15	-	1.85	(1.85)	-	(1.14)
2014	416	9.43	-	11.11	4,847	—	1.15	-	1.85	(1.85)	-	(1.14)

Fidelity Variable Insurance Products Fund - VIP Contrafund
2018	134	26.94	-	36.88	3,919	0.70	1.15	-	1.65	(7.92)	-	(7.45)
2017	134	25.56	-	39.85	4,251	0.99	1.15	-	1.65	19.89	-	20.49
2016	151	21.32	-	33.08	3,971	0.79	1.15	-	1.65	6.24	-	6.77
2015	160	20.07	-	30.98	3,937	1.00	1.15	-	1.65	(0.98)	-	(0.48)
2014	181	20.26	-	31.13	4,509	0.86	1.15	-	1.65	10.11	-	10.66

Fidelity Variable Insurance Products Fund - VIP Equity-Income
2018	24	19.11	-	23.70	512	2.24	1.15	-	1.65	(9.80)	-	(9.35)
2017	24	21.18	-	26.14	588	1.68	1.15	-	1.65	11.05	-	11.61
2016	28	19.08	-	23.42	616	2.14	1.15	-	1.65	16.09	-	16.67
2015	33	16.43	-	20.07	623	3.00	1.15	-	1.65	(5.54)	-	(5.06)
2014	39	17.39	-	21.15	773	2.74	1.15	-	1.65	6.94	-	7.48

Fidelity Variable Insurance Products Fund - VIP Government Money Market (sub-account launched on April 29, 2016)
2018	3,705	9.70	-	10.06	36,559	1.70	0.70	-	2.05	(0.42)	-	0.94
2017	1,890	9.74	-	9.97	18,615	0.69	0.70	-	2.05	(1.36)	-	(0.03)
2016	2,034	9.88	-	9.97	20,183	0.32	0.70	-	2.05	(1.21)	-	(0.32)

Fidelity Variable Insurance Products Fund - VIP Growth
2018	139	19.57	-	26.43	2,823	0.24	1.15	-	1.65	(1.81)	-	(1.32)
2017	141	15.38	-	26.78	2,961	0.23	1.15	-	1.65	32.93	-	33.59
2016	182	11.57	-	20.05	2,872	0.04	1.15	-	1.65	(0.84)	-	(0.35)
2015	201	11.67	-	20.12	3,196	0.25	1.15	-	1.65	5.42	-	5.95
2014	231	11.07	-	18.99	3,462	0.18	1.15	-	1.65	9.48	-	10.03

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund - VIP High Income
2018	14	$16.50	-	18.59	$236	5.28%	1.15	-	1.65%	(4.88)	-	(4.40)%
2017	20	17.34	-	19.45	367	5.04	1.15	-	1.65	5.19	-	5.72
2016	25	16.49	-	18.40	420	4.88	1.15	-	1.65	12.74	-	13.30
2015	32	14.63	-	16.24	472	6.70	1.15	-	1.65	(5.20)	-	(4.73)
2014	33	15.43	-	17.04	520	5.07	1.15	-	1.65	(0.50)	-	—

Fidelity Variable Insurance Products Fund - VIP Index 500
2018	150	19.71	-	19.82	2,971	1.82	1.15	-	1.65	(6.06)	-	(5.59)
2017	169	18.63	-	20.99	3,567	1.73	1.15	-	1.65	19.73	-	20.33
2016	181	15.56	-	17.45	3,173	1.35	1.15	-	1.65	10.03	-	10.58
2015	214	14.14	-	15.78	3,406	1.91	1.15	-	1.65	(0.32)	-	0.18
2014	246	14.18	-	15.75	3,923	1.48	1.15	-	1.65	11.71	-	12.27

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond
2018	33	19.13	-	19.88	659	2.43	1.25	-	1.45	(1.97)	-	(1.77)
2017	35	19.51	-	20.24	714	2.25	1.25	-	1.45	2.72	-	2.93
2016	44	19.00	-	19.67	870	2.21	1.25	-	1.45	3.24	-	3.44
2015	53	18.40	-	19.01	1,015	2.43	1.25	-	1.45	(2.03)	-	(1.83)
2014	63	18.78	-	19.37	1,215	2.20	1.25	-	1.45	4.30	-	4.51

Fidelity Variable Insurance Products Fund - VIP Overseas
2018	33	12.11	-	13.66	439	1.41	1.15	-	1.65	(16.21)	-	(15.79)
2017	39	13.69	-	14.38	622	0.98	1.15	-	1.65	28.16	-	28.80
2016	52	10.68	-	11.17	646	1.57	1.15	-	1.65	(6.61)	-	(6.15)
2015	45	11.44	-	11.90	591	1.26	1.15	-	1.65	1.93	-	2.44
2014	55	11.22	-	11.61	721	1.10	1.15	-	1.65	(9.58)	-	(9.13)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Contrafund (Service Class 2)
2018	1,167	19.01	-	20.20	23,618	0.43	1.29	-	2.59	(9.06)	-	(7.85)
2017	1,381	20.63	-	22.22	30,415	0.76	1.29	-	2.59	18.46	-	20.03
2016	1,618	17.19	-	18.75	29,795	0.57	1.29	-	2.59	4.95	-	6.34
2015	1,914	16.16	-	17.87	33,278	0.74	1.29	-	2.59	(2.19)	-	(0.88)
2014	2,424	16.30	-	18.27	43,004	0.66	1.29	-	2.59	8.76	-	10.21

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Equity-Income (Service Class 2)
2018	23	16.92	-	18.51	417	2.06	1.35	-	1.85	(10.23)	-	(9.78)
2017	24	18.85	-	20.51	483	1.52	1.35	-	1.85	10.58	-	11.13
2016	27	17.05	-	18.46	487	1.97	1.35	-	1.85	15.54	-	16.12
2015	33	14.75	-	15.89	507	2.84	1.35	-	1.85	(6.01)	-	(5.53)
2014	37	16.83	-	17.51	617	2.58	1.35	-	2.00	6.31	-	7.02

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2010 Portfolio (Service Class 2)
2018	198	13.40	-	15.04	2,855	1.38	1.29	-	2.19	(6.36)	-	(5.50)
2017	219	14.30	-	15.92	3,354	1.12	1.29	-	2.19	10.34	-	11.35
2016	306	12.96	-	14.30	4,237	1.29	1.29	-	2.19	2.93	-	3.88
2015	306	12.17	-	13.76	4,060	1.59	1.29	-	2.54	(3.06)	-	(1.81)
2014	317	12.55	-	14.02	4,308	1.18	1.29	-	2.54	1.56	-	2.87

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2020 Portfolio (Service Class 2)
2018	189	$13.34	-	15.17	$2,737	1.30%	1.29	-	2.29%	(8.23)	-	(7.29)%
2017	190	14.54	-	16.37	2,970	1.26	1.29	-	2.29	13.62	-	14.77
2016	220	12.79	-	14.26	3,014	1.27	1.29	-	2.29	3.39	-	4.44
2015	268	12.37	-	13.66	3,539	1.57	1.29	-	2.29	(2.74)	-	(1.74)
2014	290	12.72	-	13.90	3,912	1.22	1.29	-	2.29	2.20	-	3.25

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2030 Portfolio (Service Class 2)
2018	50	13.99	-	15.71	750	0.78	1.29	-	2.19	(10.07)	-	(9.25)
2017	85	16.12	-	17.31	1,424	1.06	1.29	-	1.89	18.43	-	19.14
2016	107	13.61	-	14.53	1,501	1.18	1.29	-	1.89	4.37	-	5.01
2015	114	13.04	-	13.84	1,528	1.25	1.29	-	1.89	(2.41)	-	(1.81)
2014	158	13.37	-	14.09	2,173	1.21	1.29	-	1.89	2.76	-	3.39

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom Income Portfolio (Service Class 2)
2018	57	11.68	-	13.29	726	1.43	1.29	-	2.29	(4.51)	-	(3.54)
2017	65	12.23	-	13.77	859	1.35	1.29	-	2.29	5.89	-	6.97
2016	63	11.55	-	12.88	780	0.85	1.29	-	2.29	1.79	-	2.83
2015	123	11.46	-	12.52	1,498	1.19	1.29	-	2.19	(2.75)	-	(1.85)
2014	120	11.78	-	12.76	1,487	1.13	1.29	-	2.19	1.27	-	2.20

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
2018	4,908	8.18	-	9.11	46,263	1.43	1.25	-	2.59	(1.22)	-	0.13
2017	3,119	8.28	-	9.10	29,240	0.46	1.25	-	2.59	(2.16)	-	(0.82)
2016	3,027	8.47	-	9.17	28,836	0.02	1.25	-	2.59	(2.57)	-	(1.23)
2015	751	8.69	-	9.28	7,087	0.01	1.25	-	2.59	(2.58)	-	(1.23)
2014	880	8.92	-	9.40	8,471	0.01	1.25	-	2.59	(2.58)	-	(1.23)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth (Service Class 2)
2018	6	17.78	-	19.45	109	0.04	1.35	-	1.85	(2.28)	-	(1.78)
2017	6	18.20	-	19.80	125	0.09	1.35	-	1.85	32.34	-	33.00
2016	7	13.75	-	14.89	105	—	1.35	-	1.85	(1.31)	-	(0.80)
2015	10	13.93	-	15.01	145	0.03	1.35	-	1.85	4.93	-	5.46
2014	11	13.28	-	14.23	158	—	1.35	-	1.85	8.96	-	9.51

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth & Income (Service Class 2)
2018	176	17.96	-	21.08	3,483	0.20	1.29	-	2.44	(11.41)	-	(10.37)
2017	208	19.88	-	23.52	4,608	1.02	1.29	-	2.59	13.62	-	15.11
2016	258	17.50	-	20.43	5,000	1.47	1.29	-	2.59	12.82	-	14.32
2015	294	15.51	-	17.87	5,018	1.78	1.29	-	2.59	(5.06)	-	(3.80)
2014	356	16.34	-	18.58	6,354	1.02	1.29	-	2.59	7.37	-	8.81

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth Opportunities (Service Class 2) (sub-account launched on April 24, 2015)
2018	46	23.96	-	27.79	1,219	0.09	1.29	-	2.44	9.47	-	10.76
2017	66	21.88	-	25.09	1,588	0.11	1.29	-	2.44	30.93	-	32.45
2016	72	16.71	-	18.94	1,323	0.05	1.29	-	2.44	(2.37)	-	(1.22)
2015	76	17.12	-	19.18	1,414	0.01	1.29	-	2.44	(3.00)	-	(2.21)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP High Income (Service Class 2)
2018	93	$14.97	-	17.57	$1,570	5.34%	1.29	-	2.44%	(5.98)	-	(4.87)%
2017	116	15.93	-	18.47	2,067	5.30	1.29	-	2.44	4.32	-	5.54
2016	140	15.27	-	17.50	2,368	4.67	1.29	-	2.44	11.39	-	12.70
2015	187	13.70	-	15.53	2,836	5.80	1.29	-	2.44	(6.21)	-	(5.11)
2014	238	14.61	-	16.37	3,846	5.00	1.29	-	2.44	(1.56)	-	(0.40)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Index 500 (Service Class 2)
2018	545	17.58	-	20.40	10,606	1.49	1.29	-	2.44	(7.05)	-	(5.96)
2017	712	18.92	-	21.69	14,761	1.62	1.29	-	2.44	18.47	-	19.85
2016	710	15.97	-	18.10	12,335	1.59	1.29	-	2.44	8.87	-	10.15
2015	482	14.67	-	16.43	7,647	1.81	1.29	-	2.44	(1.38)	-	(0.22)
2014	499	14.87	-	16.47	7,965	1.31	1.29	-	2.44	10.52	-	11.83

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Investment Grade Bond (Service Class 2)
2018	<1	15.32	-	15.32	<1	2.34	1.50	-	1.50	(2.28)	-	(2.28)
2017	<1	15.68	-	15.68	1	2.29	1.50	-	1.50	2.44	-	2.44
2016	<1	15.31	-	15.31	1	1.68	1.50	-	1.50	2.91	-	2.91
2015	<1	14.87	-	14.87	1	1.99	1.50	-	1.50	(2.34)	-	(2.34)
2014	<1	15.23	-	15.23	1	1.71	1.50	-	1.50	4.03	-	4.03

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Mid Cap (Service Class 2)
2018	358	17.64	-	20.45	6,783	0.39	1.29	-	2.44	(16.85)	-	(15.88)
2017	426	18.29	-	20.97	9,583	0.47	1.29	-	2.44	17.62	-	18.99
2016	500	15.55	-	17.63	9,594	0.30	1.29	-	2.44	(18.79)	-	10.48
2015	550	14.24	-	15.95	9,630	0.24	1.29	-	2.44	(4.03)	-	(2.90)
2014	672	16.43	-	19.95	12,151	0.02	1.29	-	2.44	3.44	-	4.66

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Overseas (Service Class 2)
2018	<1	13.81	-	18.49	7	1.31	1.35	-	1.80	(16.59)	-	(16.21)
2017	<1	16.48	-	22.17	8	1.23	1.35	-	1.80	27.66	-	28.24
2016	<1	12.85	-	17.37	7	0.51	1.35	-	1.80	(6.97)	-	(6.54)
2015	2	12.76	-	13.75	28	1.07	1.35	-	1.85	1.39	-	1.90
2014	2	12.59		13.49	34	1.07	1.35	-	1.85	(9.99)	-	(9.53)

Franklin Templeton Variable Insurance Products Trust - Franklin Flex Cap Growth VIP (Class 2)
2018	43	20.16	-	22.85	926	—	1.29	-	2.19	0.88	-	1.80
2017	57	19.99	-	22.45	1,206	—	1.29	-	2.19	24.18	-	25.31
2016	75	16.10	-	17.91	1,275	—	1.29	-	2.19	(5.01)	-	(4.14)
2015	85	16.58	-	18.69	1,517	—	1.29	-	2.39	1.87	-	3.02
2014	107	16.27	-	18.14	1,855	—	1.29	-	2.39	3.57	-	4.74

Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP (Class 2)
2018	622	22.14	-	27.18	16,048	2.43	1.29	-	2.54	(7.00)	-	(5.82)
2017	721	23.80	-	28.86	19,778	5.75	1.29	-	2.54	12.94	-	14.37
2016	833	21.08	-	25.23	20,050	2.56	1.29	-	2.54	8.80	-	10.19
2015	993	18.98	-	22.90	21,787	3.32	1.29	-	2.69	(3.57)	-	(2.19)
2014	1,199	19.69	-	23.41	27,038	2.44	1.29	-	2.69	6.20	-	7.73

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP (Class 2)
2018	3,405	$15.84	-	19.29	$62,568	4.82%	1.28	-	2.59%	(6.78)	-	(5.53)%
2017	3,911	17.00	-	20.42	76,305	4.18	1.28	-	2.59	6.86	-	8.28
2016	4,475	15.91	-	18.86	80,938	4.92	1.28	-	2.59	11.08	-	12.58
2015	5,254	14.32	-	16.75	84,741	4.66	1.28	-	2.59	(9.46)	-	(8.24)
2014	6,536	15.82	-	18.25	115,409	5.20	1.28	-	2.59	1.91	-	3.29

Franklin Templeton Variable Insurance Products Trust - Franklin Large Cap Growth VIP (Class 2)
2018	742	17.33	-	20.78	14,717	—	1.29	-	2.54	(3.97)	-	(2.74)
2017	969	18.05	-	21.36	19,756	0.63	1.29	-	2.54	24.88	-	26.46
2016	1,235	14.45	-	16.89	20,021	—	1.29	-	2.54	(4.28)	-	(3.06)
2015	1,390	15.10	-	17.43	23,336	0.28	1.29	-	2.54	2.94	-	4.26
2014	1,756	14.67	-	16.71	28,433	1.12	1.29	-	2.54	9.60	-	11.01

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP (Class 2)
2018	407	13.74	-	16.14	6,693	2.27	1.29	-	2.54	(13.47)	-	(12.37)
2017	477	15.88	-	18.42	8,997	1.75	1.29	-	2.54	5.86	-	7.20
2016	564	15.00	-	17.18	9,939	1.74	1.29	-	2.54	9.33	-	10.73
2015	805	13.72	-	15.52	12,657	2.76	1.29	-	2.54	(6.10)	-	(4.89)
2014	934	14.61	-	16.31	15,527	2.07	1.29	-	2.54	3.02	-	4.34

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP (Class 2)
2018	1,628	18.95	-	30.77	33,513	2.30	1.15	-	2.69	(11.51)	-	(10.11)
2017	1,933	21.41	-	34.23	44,538	2.20	1.15	-	2.69	5.46	-	7.11
2016	2,220	20.31	-	31.96	48,025	1.89	1.15	-	2.69	12.95	-	14.73
2015	2,586	17.98	-	27.85	49,294	3.02	1.15	-	2.69	(7.49)	-	(6.02)
2014	3,196	19.43	-	29.64	65,115	1.96	1.15	-	2.69	4.24	-	5.90

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP (Class 2)
2018	458	22.10	-	29.64	14,664	0.89	1.28	-	2.69	(15.22)	-	(13.99)
2017	535	25.70	-	34.96	20,043	0.50	1.28	-	2.69	7.70	-	9.25
2016	610	23.52	-	32.46	21,251	0.80	1.28	-	2.69	26.70	-	28.54
2015	751	18.30	-	25.62	20,589	0.64	1.28	-	2.69	(9.88)	-	(8.56)
2014	879	20.01	-	28.43	26,531	0.62	1.28	-	2.69	(2.14)	-	(0.71)

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP (Class 2)
2018	19	29.40	-	38.41	613	—	1.15	-	2.34	(7.59)	-	(6.46)
2017	19	31.81	-	41.07	675	—	1.15	-	2.34	18.58	-	20.02
2016	22	26.83	-	34.22	648	—	1.15	-	2.34	1.74	-	2.98
2015	33	26.37	-	33.23	880	—	1.15	-	2.34	(4.94)	-	(3.77)
2014	39	27.74	-	34.53	1,067	—	1.15	-	2.34	4.96	-	6.24

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP (Class 2)
2018	682	10.31	-	12.71	8,298	2.69	1.29	-	2.69	(2.36)	-	(0.96)
2017	803	10.56	-	12.84	9,870	2.57	1.29	-	2.69	(1.36)	-	0.04
2016	923	10.71	-	12.83	11,396	2.49	1.29	-	2.69	(2.04)	-	(0.63)
2015	1,008	10.93	-	12.91	12,578	2.54	1.29	-	2.69	(2.23)	-	(0.82)
2014	1,230	11.18	-	13.02	15,521	2.61	1.29	-	2.69	0.60	-	2.05

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP (Class 2)
2018	190	$22.65	-	27.86	$6,039	0.86%	1.15	-	2.49%	(17.89)	-	(16.76)%
2017	216	27.21	-	33.93	8,297	1.02	1.15	-	2.49	36.94	-	38.81
2016	259	19.60	-	24.78	7,229	0.86	1.15	-	2.49	14.53	-	16.10
2015	324	16.89	-	21.63	7,835	2.05	1.15	-	2.49	(21.61)	-	(20.52)
2014	352	21.25	-	27.60	10,815	1.49	1.15	-	2.49	(10.67)	-	(9.44)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP (Class 2)
2018	1,861	14.80	-	16.57	31,545	2.66	1.15	-	2.69	(17.71)	-	(16.41)
2017	2,122	17.71	-	20.13	43,239	2.61	1.15	-	2.69	13.58	-	15.36
2016	2,477	15.35	-	17.73	44,078	1.88	1.15	-	2.69	4.30	-	5.95
2015	2,875	14.49	-	17.00	48,853	3.33	1.15	-	2.69	(9.01)	-	(7.56)
2014	3,435	15.67	-	18.68	63,482	1.87	1.15	-	2.69	(13.52)	-	(12.15)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP (Class 2)
2018	32	22.14	-	34.08	886	—	1.15	-	2.24	(0.35)	-	0.77
2017	35	22.22	-	33.82	971	—	1.15	-	2.24	(0.34)	-	0.76
2016	36	22.30	-	33.56	1,011	—	1.15	-	2.24	0.64	-	1.76
2015	45	22.16	-	32.98	1,220	7.86	1.15	-	2.24	(6.45)	-	(5.40)
2014	50	23.68	-	34.86	1,426	5.58	1.15	-	2.24	(0.45)	-	0.67

Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP (Class 2)
2018	22	14.38	-	22.25	458	1.98	1.15	-	1.85	(16.43)	-	(15.83)
2017	27	17.21	-	26.43	678	1.67	1.15	-	1.85	16.32	-	17.15
2016	30	14.79	-	22.56	637	1.83	1.15	-	1.85	7.60	-	8.37
2015	40	13.75	-	20.82	791	2.61	1.15	-	1.85	(8.22)	-	(7.56)
2014	45	14.98	-	22.52	956	1.42	1.15	-	1.85	(4.61)	-	(3.93)

Goldman Sachs Variable Insurance Trust - VIT Large Cap Value
2018	94	14.24	-	17.07	1,505	1.15	1.29	-	2.59	(10.82)	-	(9.64)
2017	123	15.97	-	18.89	2,200	1.56	1.29	-	2.59	7.03	-	8.44
2016	146	14.92	-	17.42	2,417	2.04	1.29	-	2.59	8.70	-	10.15
2015	173	13.73	-	15.81	2,612	1.36	1.29	-	2.59	(6.89)	-	(5.65)
2014	204	14.74	-	16.76	3,282	1.28	1.29	-	2.59	10.01	-	11.48

Goldman Sachs Variable Insurance Trust - VIT Mid Cap Value
2018	68	18.06	-	20.75	1,343	1.14	1.29	-	2.29	(12.51)	-	(11.62)
2017	94	20.64	-	23.48	2,139	0.71	1.29	-	2.29	8.54	-	9.64
2016	109	19.01	-	21.41	2,256	1.27	1.29	-	2.29	10.94	-	12.07
2015	126	16.95	-	19.11	2,333	0.39	1.29	-	2.39	(11.41)	-	(10.41)
2014	142	19.14	-	21.33	2,947	0.89	1.29	-	2.39	10.86	-	12.11

Goldman Sachs Variable Insurance Trust - VIT Small Cap Equity Insights
2018	161	17.03	-	33.69	3,066	0.44	1.15	-	2.44	(10.85)	-	(9.67)
2017	196	18.73	-	37.30	4,149	0.51	1.15	-	2.59	8.70	-	10.29
2016	231	17.23	-	33.82	4,450	1.08	1.15	-	2.59	20.02	-	21.80
2015	278	14.36	-	27.77	4,420	0.27	1.15	-	2.59	(4.66)	-	(3.25)
2014	354	15.06	-	28.70	5,940	0.64	1.15	-	2.59	4.16	-	5.71

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs Variable Insurance Trust - VIT Strategic Growth
2018	<1	$15.98	-	24.30	$9	0.45%	1.37	-	1.65%	(2.67)	-	(2.39)%
2017	<1	16.42	-	24.90	9	0.54	1.37	-	1.65	28.53	-	28.89
2016	<1	12.78	-	19.32	7	0.28	1.37	-	1.65	0.32	-	0.60
2015	1	12.74	-	19.94	24	0.36	1.15	-	1.65	1.70	-	2.21
2014	1	12.52	-	19.51	24	0.38	1.15	-	1.65	11.78	-	12.34

Goldman Sachs Variable Insurance Trust - VIT U.S. Equity Insights
2018	135	19.06	-	22.37	2,850	1.13	1.29	-	2.44	(8.48)	-	(7.41)
2017	156	20.43	-	24.16	3,583	1.28	1.29	-	2.59	20.88	-	22.47
2016	202	16.90	-	19.72	3,803	1.24	1.29	-	2.59	7.87	-	9.31
2015	235	15.66	-	18.04	4,062	1.32	1.29	-	2.59	(2.78)	-	(1.48)
2014	279	16.11	-	18.32	4,935	1.28	1.29	-	2.59	13.35	-	14.86

Janus Aspen Series - Janus Henderson VIT Forty (Institutional Shares)
2018	<1	34.23	-	34.23	2	—	1.50	-	1.50	0.45	-	0.45
2017	<1	34.07	-	34.07	14	—	1.50	-	1.50	28.37	-	28.37
2016	<1	26.54	-	26.54	11	—	1.50	-	1.50	0.67	-	0.67
2015	<1	26.37	-	26.37	11	—	1.50	-	1.50	10.54	-	10.54
2014	<1	23.85	-	23.85	11	0.15	1.50	-	1.50	7.10	-	7.10

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity
2018	<1	45.44	-	45.44	<1	2.19	1.50	-	1.50	(19.78)	-	(19.78)
2017	<1	56.64	-	56.64	<1	1.83	1.50	-	1.50	25.92	-	25.92
2016	<1	44.98	-	44.98	<1	0.54	1.50	-	1.50	18.97	-	18.97
2015	<1	37.81	-	37.81	<1	0.91	1.50	-	1.50	(21.26)	-	(21.26)
2014	<1	48.02	-	48.02	<1	1.45	1.50	-	1.50	(6.07)	-	(6.07)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio I
2018	<1	21.11	-	21.11	<1	1.61	1.50	-	1.50	(10.25)	-	(10.25)
2017	<1	23.52	-	23.52	1	1.40	1.50	-	1.50	13.12	-	13.12
2016	<1	20.79	-	20.79	<1	0.79	1.50	-	1.50	11.31	-	11.31
2015	<1	18.68	-	18.68	1	1.07	1.50	-	1.50	(4.32)	-	(4.32)
2014	<1	19.52	-	19.52	2	1.94	1.50	-	1.50	10.03	-	10.03

Lord Abbett Series Fund - Bond-Debenture
2018	542	16.31	-	19.41	10,026	4.05	1.29	-	2.49	(6.41)	-	(5.26)
2017	641	17.43	-	20.49	12,587	3.98	1.29	-	2.49	6.51	-	7.81
2016	721	16.36	-	19.01	13,198	4.22	1.29	-	2.49	9.35	-	10.69
2015	874	14.97	-	17.17	14,538	3.58	1.29	-	2.49	(3.98)	-	(2.80)
2014	1,126	15.59	-	17.67	19,340	4.27	1.29	-	2.49	1.75	-	3.00

Lord Abbett Series Fund - Fundamental Equity
2018	118	19.15	-	22.62	2,542	1.37	1.29	-	2.44	(10.40)	-	(9.35)
2017	146	21.37	-	24.95	3,464	0.99	1.29	-	2.44	9.85	-	11.13
2016	167	19.45	-	22.45	3,597	1.09	1.29	-	2.44	12.93	-	14.26
2015	201	17.23	-	19.65	3,807	1.04	1.29	-	2.44	(5.80)	-	(4.69)
2014	266	18.29	-	20.62	5,294	0.40	1.29	-	2.44	4.53	-	5.76

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbett Series Fund - Growth and Income
2018	373	$15.61	-	18.44	$6,557	1.28%	1.29	-	2.44%	(10.38)	-	(9.33)%
2017	460	17.42	-	20.34	8,946	1.21	1.29	-	2.44	10.64	-	11.92
2016	582	15.74	-	18.17	10,146	1.40	1.29	-	2.44	14.26	-	15.61
2015	677	13.78	-	15.72	10,263	1.10	1.29	-	2.44	(5.23)	-	(4.12)
2014	847	14.54	-	16.39	13,443	0.62	1.29	-	2.44	5.03	-	6.26

Lord Abbett Series Fund - Growth Opportunities
2018	177	22.05	-	26.06	4,418	—	1.29	-	2.44	(5.26)	-	(4.15)
2017	212	23.28	-	27.18	5,548	—	1.29	-	2.44	19.94	-	21.33
2016	258	19.41	-	22.40	5,567	—	1.29	-	2.44	(1.23)	-	(0.07)
2015	298	19.65	-	22.42	6,465	—	1.29	-	2.44	0.22	-	1.40
2014	389	19.61	-	22.11	8,334	—	1.29	-	2.44	3.48	-	4.70

Lord Abbett Series Fund - Mid-Cap Stock
2018	456	14.91	-	17.74	7,663	0.62	1.29	-	2.49	(17.15)	-	(16.14)
2017	553	18.00	-	21.16	11,126	0.58	1.29	-	2.49	4.19	-	5.46
2016	617	17.27	-	20.06	11,828	0.48	1.29	-	2.49	13.50	-	14.90
2015	721	15.22	-	17.46	12,089	0.54	1.29	-	2.49	(6.18)	-	(5.03)
2014	874	16.22	-	18.39	15,550	0.40	1.29	-	2.49	8.75	-	10.09

MFS Variable Insurance Trust - MFS Growth
2018	30	14.31	-	32.17	728	0.09	1.15	-	1.65	0.98	-	1.49
2017	34	14.17	-	31.70	821	0.11	1.15	-	1.65	29.26	-	29.91
2016	36	10.97	-	24.40	667	0.04	1.15	-	1.65	0.77	-	1.27
2015	41	10.88	-	24.10	749	0.16	1.15	-	1.65	5.80	-	6.33
2014	46	10.29	-	22.66	789	0.10	1.15	-	1.65	7.16	-	7.70

MFS Variable Insurance Trust - MFS Investors Trust
2018	36	17.70	-	22.63	707	0.62	1.15	-	1.65	(7.04)	-	(6.57)
2017	39	19.04	-	24.23	812	0.73	1.15	-	1.65	21.33	-	21.94
2016	42	15.69	-	19.87	726	0.83	1.15	-	1.65	6.82	-	7.35
2015	51	14.69	-	18.51	829	0.79	1.15	-	1.65	(1.42)	-	(0.93)
2014	70	14.90	-	18.68	1,155	0.91	1.15	-	1.65	9.19	-	9.74

MFS Variable Insurance Trust - MFS New Discovery
2018	29	20.63	-	44.70	965	—	1.15	-	1.65	(3.10)	-	(2.61)
2017	35	21.29	-	45.90	1,216	—	1.15	-	1.65	24.59	-	25.21
2016	38	17.09	-	36.66	1,041	—	1.15	-	1.65	7.27	-	7.81
2015	44	15.93	-	34.00	1,120	—	1.15	-	1.65	(3.49)	-	(3.01)
2014	52	16.51	-	35.06	1,366	—	1.15	-	1.65	(8.78)	-	(8.32)

MFS Variable Insurance Trust - MFS Research
2018	23	15.75	-	21.73	434	0.69	1.15	-	1.65	(5.94)	-	(5.47)
2017	25	16.75	-	22.98	498	1.38	1.15	-	1.65	21.36	-	21.96
2016	26	13.80	-	18.84	430	0.84	1.15	-	1.65	6.96	-	7.50
2015	33	12.90	-	17.53	504	0.80	1.15	-	1.65	(0.85)	-	(0.35)
2014	40	13.01	-	17.59	610	0.85	1.15	-	1.65	8.40	-	8.94

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust - MFS Total Return Bond
2018	43	$19.57	-	20.34	$864	3.46%	1.25	-	1.45%	(2.52)	-	(2.32)%
2017	39	19.35	-	20.83	820	3.33	1.25	-	1.65	2.75	-	3.16
2016	42	18.83	-	20.19	852	3.40	1.25	-	1.65	2.53	-	2.94
2015	47	18.36	-	19.61	925	4.02	1.25	-	1.65	(1.93)	-	(1.54)
2014	35	18.73	-	19.92	700	2.64	1.25	-	1.65	4.11	-	4.53

MFS Variable Insurance Trust - MFS Utilities
2018	7	31.96	-	33.44	234	1.13	1.35	-	1.59	(0.54)	-	(0.30)
2017	8	32.13	-	33.54	254	4.50	1.35	-	1.59	13.03	-	13.30
2016	8	28.43	-	29.60	229	4.01	1.35	-	1.59	9.72	-	9.98
2015	8	25.91	-	26.92	210	4.28	1.35	-	1.59	(15.87)	-	(15.67)
2014	8	30.80	-	31.92	262	2.20	1.35	-	1.59	10.95	-	11.22

MFS Variable Insurance Trust (Service Class) - MFS Growth (Service Class)
2018	2	20.38	-	22.29	47	—	1.35	-	1.85	0.51	-	1.02
2017	4	20.27	-	22.06	90	—	1.35	-	1.85	28.68	-	29.32
2016	4	15.75	-	17.06	72	—	1.35	-	1.85	0.29	-	0.80
2015	4	15.71	-	16.92	74	—	1.35	-	1.85	5.32	-	5.85
2014	5	14.91	-	15.99	83	—	1.35	-	1.85	6.67	-	7.22

MFS Variable Insurance Trust (Service Class) - MFS Investors Trust (Service Class)
2018	6	18.09	-	19.78	116	0.45	1.35	-	1.85	(7.45)	-	(6.99)
2017	6	19.54	-	21.27	134	0.56	1.35	-	1.85	20.77	-	21.37
2016	7	16.18	-	17.52	116	0.55	1.35	-	1.85	6.32	-	6.86
2015	7	15.22	-	16.40	115	0.67	1.35	-	1.85	(1.90)	-	(1.40)
2014	8	15.51	-	16.63	132	0.72	1.35	-	1.85	8.66	-	9.22

MFS Variable Insurance Trust (Service Class) - MFS New Discovery Series (Service Class)
2018	3	20.48	-	22.40	62	—	1.35	-	1.85	(3.54)	-	(3.05)
2017	3	21.23	-	23.10	73	—	1.35	-	1.85	24.01	-	24.63
2016	4	17.12	-	18.54	74	—	1.35	-	1.85	6.79	-	7.33
2015	6	16.03	-	17.27	102	—	1.35	-	1.85	(3.96)	-	(3.47)
2014	6	16.69	-	17.89	111	—	1.35	-	1.85	(9.21)	-	(8.74)

MFS Variable Insurance Trust (Service Class) - MFS Research (Service Class)
2018	2	18.40	-	20.13	36	0.45	1.35	-	1.85	(6.39)	-	(5.92)
2017	2	19.66	-	21.39	39	1.13	1.35	-	1.85	20.81	-	21.41
2016	2	16.27	-	17.62	33	0.51	1.35	-	1.85	6.49	-	7.03
2015	2	15.28	-	16.46	32	0.41	1.35	-	1.85	(1.33)	-	(0.83)
2014	3	15.49	-	16.60	42	0.42	1.35	-	1.85	7.90	-	8.45

MFS Variable Insurance Trust (Service Class) - MFS Utilities (Service Class)
2018	14	24.22	-	26.49	445	0.82	1.35	-	1.85	(1.06)	-	(0.56)
2017	17	24.48	-	26.64	551	4.27	1.35	-	1.85	12.39	-	12.95
2016	24	21.78	-	23.58	684	3.50	1.35	-	1.85	9.18	-	9.74
2015	28	19.95	-	21.49	738	3.57	1.35	-	1.85	(16.34)	-	(15.91)
2014	47	25.56	-	31.58	1,373	1.92	1.35	-	2.00	10.22	-	10.95

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust II - MFS High Yield
2018	9	$19.56	-	20.34	$188	5.26%	1.25	-	1.45%	(4.48)	-	(4.29)%
2017	11	20.48	-	21.25	234	6.65	1.25	-	1.45	5.16	-	5.37
2016	12	19.48	-	20.17	235	6.83	1.25	-	1.45	12.19	-	12.41
2015	13	17.36	-	17.94	236	3.99	1.25	-	1.45	(5.60)	-	(5.41)
2014	36	18.39	-	18.97	674	3.51	1.25	-	1.45	1.33	-	1.53

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Core Plus Fixed Income
2018	10	14.79	-	16.18	158	2.54	1.35	-	1.85	(2.49)	-	(2.00)
2017	11	15.17	-	19.14	173	2.64	1.15	-	1.85	4.29	-	5.03
2016	16	14.55	-	18.22	243	1.96	1.15	-	1.85	4.15	-	4.90
2015	24	13.97	-	17.37	354	2.24	1.15	-	1.85	(2.49)	-	(1.79)
2014	52	14.32	-	15.35	772	2.96	1.15	-	1.85	5.86	-	6.40

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity
2018	595	19.05	-	25.05	11,441	0.46	0.70	-	2.20	(19.27)	-	(18.04)
2017	676	23.24	-	29.03	15,937	0.75	0.70	-	2.20	32.14	-	34.13
2016	757	17.33	-	21.97	13,435	0.49	0.70	-	2.20	4.42	-	6.00
2015	810	16.35	-	21.04	13,809	0.83	0.70	-	2.20	(12.64)	-	(11.31)
2014	936	18.43	-	24.08	18,089	0.38	0.70	-	2.20	(6.57)	-	(5.16)

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Global Infrastructure (sub-account launched on April 25, 2014)
2018	655	15.98	-	19.62	27,867	3.07	0.70	-	1.85	(9.55)	-	(8.50)
2017	773	17.67	-	21.45	36,447	2.35	0.70	-	1.85	10.90	-	12.18
2016	907	15.93	-	19.12	38,251	2.32	0.70	-	1.85	13.16	-	14.47
2015	1,029	13.97	-	16.70	38,449	1.82	0.70	-	1.98	(15.45)	-	(14.36)
2014	1,230	16.52	-	19.50	53,196	—	0.70	-	1.98	7.25	-	8.19

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Global Strategist
2018	3,040	13.36	-	14.23	45,412	1.14	0.70	-	2.20	(8.55)	-	(7.16)
2017	3,534	14.61	-	15.33	56,496	1.14	0.70	-	2.20	13.59	-	15.30
2016	4,168	12.86	-	13.30	57,488	—	0.70	-	2.20	3.29	-	4.84
2015	4,841	12.45	-	12.68	64,428	1.69	0.70	-	2.20	(8.43)	-	(7.05)
2014	5,574	13.64	-	14.87	79,713	0.84	0.70	-	2.20	(0.07)	-	1.44

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Growth
2018	842	29.48	-	32.95	24,576	—	0.70	-	2.69	4.65	-	6.79
2017	977	27.61	-	31.49	26,765	—	0.70	-	2.69	39.33	-	42.15
2016	1,124	19.42	-	22.60	22,120	—	0.70	-	2.69	(4.27)	-	(2.32)
2015	1,234	19.88	-	23.61	25,121	—	0.70	-	2.69	9.22	-	11.46
2014	1,367	17.84	-	21.61	25,271	—	0.70	-	2.69	3.50	-	5.62

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Mid Cap Growth
2018	363	29.46	-	37.02	11,423	—	0.70	-	2.30	8.12	-	9.87
2017	383	27.25	-	33.69	11,077	—	0.70	-	2.30	35.62	-	37.80
2016	437	20.09	-	24.45	9,256	—	0.70	-	2.30	(10.85)	-	(9.42)
2015	482	22.54	-	26.99	11,382	—	0.70	-	2.30	(8.04)	-	(6.55)
2014	558	24.51	-	28.88	14,237	—	0.70	-	2.30	(0.35)	-	1.26

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF U.S. Real Estate
2018	290	$30.65	-	53.96	$11,245	2.72%	0.70	-	2.20%	(9.74)	-	(8.36)%
2017	332	30.28	-	58.88	14,210	1.43	0.70	-	2.30	0.77	-	2.39
2016	387	30.05	-	57.51	16,359	1.32	0.70	-	2.30	4.39	-	6.07
2015	431	28.79	-	54.22	17,384	1.31	0.70	-	2.30	(0.15)	-	1.46
2014	500	28.83	-	53.44	20,052	1.45	0.70	-	2.30	26.77	-	28.82

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Emerging Markets Debt (Class II)
2018	211	17.61	-	21.67	5,112	5.67	1.29	-	2.59	(9.45)	-	(8.25)
2017	245	19.45	-	29.13	6,487	5.41	1.29	-	2.59	6.77	-	8.18
2016	290	18.22	-	26.93	7,139	5.55	1.29	-	2.59	7.72	-	9.16
2015	351	16.91	-	24.67	7,918	5.34	1.29	-	2.59	(3.74)	-	(2.45)
2014	425	17.57	-	25.29	9,899	5.49	1.29	-	2.59	0.23	-	1.56

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Emerging Markets Equity (Class II)
2018	93	27.15	-	33.41	2,923	0.39	1.29	-	2.59	(19.65)	-	(18.58)
2017	116	33.79	-	41.03	4,521	0.72	1.29	-	2.59	31.60	-	33.33
2016	147	25.68	-	30.78	4,298	0.44	1.29	-	2.59	3.87	-	5.25
2015	169	24.72	-	29.24	4,715	0.78	1.29	-	2.59	(13.02)	-	(11.86)
2014	204	28.42	-	33.18	6,475	0.33	1.29	-	2.59	(7.03)	-	(5.79)

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Franchise (Class II)
2018	639	31.60	-	31.74	21,328	1.03	1.29	-	2.59	(4.31)	-	(3.04)
2017	754	32.73	-	33.02	26,130	1.32	1.29	-	2.59	22.52	-	24.14
2016	900	26.37	-	26.95	25,249	1.47	1.29	-	2.59	2.70	-	4.06
2015	1,157	25.34	-	26.24	31,143	2.06	1.29	-	2.59	3.45	-	4.83
2014	1,446	24.17	-	25.37	37,168	2.05	1.29	-	2.59	1.80	-	3.16

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Infrastructure (Class II) (sub-account launched on April 25, 2014)
2018	503	24.56	-	30.22	8,388	2.81	1.29	-	2.59	(10.27)	-	(9.08)
2017	579	27.38	-	33.24	10,728	2.20	1.29	-	2.59	9.65	-	11.10
2016	647	24.97	-	29.92	10,875	2.10	1.29	-	2.59	12.00	-	13.49
2015	711	22.29	-	26.37	10,619	1.59	1.29	-	2.59	(16.12)	-	(15.00)
2014	799	26.57	-	31.02	14,176	—	1.29	-	2.59	6.52	-	7.50

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Strategist (Class II)
2018	1,079	14.45	-	17.78	15,155	1.05	1.29	-	2.59	(9.06)	-	(7.86)
2017	1,254	15.89	-	19.30	19,175	1.03	1.29	-	2.59	12.99	-	14.48
2016	1,460	14.06	-	16.86	19,630	—	1.29	-	2.59	2.77	-	4.14
2015	1,711	13.68	-	16.19	22,224	1.55	1.29	-	2.59	(8.95)	-	(7.74)
2014	1,923	15.03	-	17.54	27,193	0.76	1.29	-	2.59	(0.65)	-	0.68

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Growth (Class II)
2018	126	36.73	-	39.14	5,197	—	1.29	-	2.59	4.52	-	5.91
2017	142	35.14	-	36.96	5,522	—	1.29	-	2.59	39.15	-	40.99
2016	167	25.25	-	26.21	4,617	—	1.29	-	2.59	(4.46)	-	(3.18)
2015	184	26.43	-	27.08	5,259	—	1.29	-	2.59	9.07	-	10.52
2014	223	24.23	-	24.50	5,760	—	1.29	-	2.59	3.34	-	4.72

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Mid Cap Growth (Class II)
2018	354	$21.18	-	34.28	$10,159	—%	1.29	-	2.59%	7.67	-	9.10%
2017	461	19.42	-	31.84	11,938	—	1.29	-	2.59	35.04	-	36.82
2016	592	14.19	-	23.58	11,119	—	1.29	-	2.59	(11.20)	-	(10.02)
2015	627	15.77	-	26.55	13,443	—	1.29	-	2.59	(8.43)	-	(7.20)
2014	802	17.00	-	28.99	18,322	—	1.29	-	2.59	(0.80)	-	0.53

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF U.S. Real Estate (Class II)
2018	594	26.39	-	32.47	19,935	2.42	1.29	-	2.59	(10.35)	-	(9.16)
2017	675	29.43	-	40.82	25,034	1.24	1.29	-	2.59	0.23	-	1.55
2016	753	29.36	-	40.19	27,602	1.06	1.29	-	2.59	3.80	-	5.18
2015	848	28.29	-	38.22	29,652	1.17	1.29	-	2.59	(0.72)	-	0.61
2014	1,013	28.50	-	37.99	35,316	1.25	1.29	-	2.59	26.08	-	27.76

Morgan Stanley Variable Investment Series - European Equity (sub-account liquidated on October 19, 2018)
2018	—	11.07	-	13.45	—	2.38	0.70	-	2.05	(11.45)	-	(10.48)
2017	627	12.50	-	15.02	23,207	2.95	0.70	-	2.05	20.50	-	22.14
2016	699	10.37	-	12.30	21,603	2.87	0.70	-	2.05	(4.52)	-	(3.22)
2015	819	10.86	-	12.71	26,029	5.39	0.70	-	2.05	(7.10)	-	(5.83)
2014	913	11.69	-	13.49	31,020	2.50	0.70	-	2.05	(10.98)	-	(9.77)

Morgan Stanley Variable Investment Series - Income Plus
2018	1,007	18.06	-	25.44	34,949	3.44	0.70	-	2.05	(5.97)	-	(4.69)
2017	1,192	19.21	-	26.69	43,810	3.57	0.70	-	2.05	4.49	-	5.91
2016	1,398	18.39	-	25.20	48,941	3.95	0.70	-	2.05	4.92	-	6.34
2015	1,581	17.52	-	23.70	52,438	3.98	0.70	-	2.05	(4.08)	-	(2.78)
2014	1,802	18.27	-	24.38	62,077	4.24	0.70	-	2.05	5.60	-	7.03

Morgan Stanley Variable Investment Series - Limited Duration (sub-account liquidated on October 19, 2018)
2018	—	9.58	-	12.25	—	1.61	0.70	-	1.85	(2.07)	-	(1.15)
2017	440	9.78	-	12.40	4,768	2.32	0.70	-	1.85	(0.61)	-	0.54
2016	500	9.84	-	12.33	5,416	1.56	0.70	-	1.85	3.17	-	4.36
2015	590	9.54	-	11.81	6,174	1.34	0.70	-	1.85	(1.99)	-	(0.85)
2014	680	9.73	-	11.92	7,236	1.80	0.70	-	1.85	(0.72)	-	0.42

Morgan Stanley Variable Investment Series - Multi Cap Growth
2018	1,644	27.53	-	31.51	190,227	—	0.70	-	2.05	10.96	-	12.48
2017	1,841	24.82	-	28.01	194,168	—	0.70	-	2.05	46.38	-	48.36
2016	2,091	16.95	-	18.88	151,787	—	0.70	-	2.05	(5.36)	-	(4.08)
2015	2,349	17.91	-	19.68	178,349	—	0.70	-	2.05	6.40	-	7.84
2014	2,661	16.84	-	18.25	189,913	—	0.70	-	2.05	3.56	-	4.97

Morgan Stanley Variable Investment Series (Class Y Shares) - European Equity (Class Y Shares) (sub-account liquidated on October 19, 2018)
2018	—	15.47	-	18.54	—	2.08	1.29	-	2.44	(11.94)	-	(11.11)
2017	489	17.56	-	20.86	6,217	2.69	1.29	-	2.44	19.68	-	21.08
2016	534	14.68	-	17.22	5,644	2.50	1.29	-	2.44	(5.12)	-	(4.00)
2015	589	15.47	-	17.94	6,523	4.85	1.29	-	2.44	(7.70)	-	(6.61)
2014	690	16.76	-	19.21	8,227	2.19	1.29	-	2.44	(11.58)	-	(10.54)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Investment Series (Class Y Shares) - Income Plus (Class Y Shares)
2018	2,190	$13.82	-	17.01	$37,937	3.18%	1.29	-	2.59%	(6.78)	-	(5.55)%
2017	2,568	14.83	-	18.01	47,317	3.25	1.29	-	2.59	3.72	-	5.09
2016	2,921	14.30	-	17.14	51,600	3.59	1.29	-	2.59	3.93	-	5.31
2015	3,326	13.76	-	16.27	55,839	3.72	1.29	-	2.59	(4.76)	-	(3.49)
2014	3,904	14.44	-	16.86	68,046	3.90	1.29	-	2.59	4.62	-	6.01

Morgan Stanley Variable Investment Series (Class Y Shares) - Limited Duration (Class Y Shares) (sub-account liquidated on October 19, 2018)
2018	—	7.55	-	9.26	—	1.31	1.29	-	2.59	(2.83)	-	(1.80)
2017	2,139	7.77	-	9.43	19,860	1.99	1.29	-	2.59	(1.63)	-	(0.33)
2016	2,316	7.90	-	9.46	21,692	1.23	1.29	-	2.59	2.09	-	3.45
2015	2,627	7.73	-	9.15	23,880	1.03	1.29	-	2.59	(2.90)	-	(1.60)
2014	2,974	7.97	-	9.30	27,560	1.50	1.29	-	2.59	(1.77)	-	(0.46)

Morgan Stanley Variable Investment Series (Class Y Shares) - Multi Cap Growth (Class Y Shares)
2018	1,571	42.56	-	52.37	48,920	—	1.29	-	2.59	10.07	-	11.53
2017	1,828	38.67	-	46.96	51,308	—	1.29	-	2.59	45.18	-	47.09
2016	2,151	26.64	-	31.92	41,402	—	1.29	-	2.59	(6.13)	-	(4.89)
2015	2,439	28.38	-	33.56	49,759	—	1.29	-	2.59	5.53	-	6.94
2014	2,784	26.89	-	31.39	53,613	—	1.29	-	2.59	2.71	-	4.08

Neuberger Berman Advisors Management Trust - AMT Large Cap Value
2018	1	22.43	-	22.43	24	1.20	1.59	-	1.59	(2.61)	-	(2.61)
2017	1	23.03	-	23.03	25	0.59	1.59	-	1.59	11.58	-	11.58
2016	1	20.64	-	20.64	22	0.78	1.59	-	1.59	25.36	-	25.36
2015	1	16.47	-	16.47	18	0.78	1.59	-	1.59	(13.20)	-	(13.20)
2014	1	18.97	-	18.97	21	0.68	1.59	-	1.59	8.12	-	8.12

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation
2018	141	14.74	-	19.85	2,589	0.32	1.15	-	1.85	(7.48)	-	(6.81)
2017	148	15.93	-	21.30	2,922	0.24	1.15	-	1.85	24.50	-	25.39
2016	159	12.80	-	16.99	2,503	0.40	1.15	-	1.85	(4.01)	-	(3.32)
2015	186	13.33	-	17.57	3,040	0.09	1.15	-	1.85	1.63	-	2.36
2014	207	13.12	-	17.17	3,322	0.43	1.15	-	1.85	13.27	-	14.09

Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced
2018	57	14.35	-	15.24	844	1.96	1.15	-	1.80	(7.03)	-	(6.41)
2017	62	15.43	-	16.29	983	1.95	1.15	-	1.80	7.30	-	8.01
2016	72	14.38	-	15.08	1,070	2.44	1.15	-	1.80	3.37	-	4.06
2015	93	13.92	-	14.49	1,321	2.27	1.15	-	1.80	(0.98)	-	(0.32)
2014	104	14.05	-	14.54	1,479	2.05	1.15	-	1.80	6.25	-	6.96

Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth
2018	43	17.30	-	21.79	520	—	1.15	-	1.80	(7.78)	-	(7.16)
2017	48	18.64	-	23.63	647	0.03	1.15	-	1.80	26.49	-	27.32
2016	52	14.64	-	18.68	554	—	1.15	-	1.80	0.50	-	1.17
2015	58	14.07	-	14.47	617	—	1.15	-	1.85	4.63	-	5.39
2014	62	13.45	-	13.73	627	—	1.15	-	1.85	3.83	-	4.57

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds - Oppenheimer Global
2018	66	$22.23	-	32.05	$2,034	0.98%	1.15	-	1.85%	(14.79)	-	(14.18)%
2017	68	26.09	-	37.34	2,453	0.94	1.15	-	1.85	34.15	-	35.11
2016	73	19.45	-	27.64	1,951	1.04	1.15	-	1.85	(1.76)	-	(1.06)
2015	90	19.80	-	27.93	2,412	1.34	1.15	-	1.85	2.02	-	2.76
2014	97	19.41	-	27.19	2,528	1.15	1.15	-	1.85	0.40	-	1.12

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income
2018	77	18.10	-	21.39	1,104	4.98	1.15	-	1.85	(6.17)	-	(5.50)
2017	98	19.29	-	22.64	1,388	2.31	1.15	-	1.85	4.32	-	5.06
2016	102	18.49	-	21.55	1,398	5.01	1.15	-	1.85	4.57	-	5.32
2015	111	17.68	-	20.46	1,462	5.47	1.15	-	1.85	(4.07)	-	(3.38)
2014	130	18.43	-	21.17	1,847	4.18	1.15	-	1.85	0.94	-	1.66

Oppenheimer Variable Account Funds - Oppenheimer Main Street
2018	56	18.51	-	19.76	1,045	1.15	1.15	-	1.85	(9.59)	-	(8.95)
2017	64	20.48	-	21.70	1,320	1.26	1.15	-	1.85	14.76	-	15.58
2016	74	17.84	-	18.77	1,315	1.14	1.15	-	1.85	9.56	-	10.34
2015	89	16.29	-	17.01	1,449	0.96	1.15	-	1.85	1.42	-	2.15
2014	102	16.06	-	16.66	1,625	0.82	1.15	-	1.85	8.66	-	9.44

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap
2018	28	37.13	-	40.13	1,091	0.30	1.25	-	1.65	(11.80)	-	(11.44)
2017	30	42.10	-	45.32	1,336	0.88	1.25	-	1.65	12.29	-	12.74
2016	30	37.49	-	40.19	1,183	0.46	1.25	-	1.65	16.13	-	16.59
2015	30	32.28	-	34.47	1,014	0.89	1.25	-	1.65	(7.44)	-	(7.07)
2014	35	34.88	-	37.10	1,284	0.91	1.25	-	1.65	10.10	-	10.54

Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond
2018	35	12.38	-	12.87	440	3.43	1.25	-	1.45	(2.45)	-	(2.26)
2017	38	12.69	-	13.16	497	2.42	1.25	-	1.45	3.08	-	3.29
2016	38	12.31	-	12.74	484	3.63	1.25	-	1.45	1.79	-	1.99
2015	45	12.09	-	12.50	556	3.76	1.25	-	1.45	(0.49)	-	(0.29)
2014	55	12.15	-	12.53	688	5.75	1.25	-	1.45	5.72	-	5.93

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Capital Appreciation (SS)
2018	586	19.06	-	23.83	13,260	—	1.29	-	2.69	(8.48)	-	(7.17)
2017	673	20.82	-	25.67	16,465	0.01	1.29	-	2.69	23.13	-	24.88
2016	830	16.91	-	20.56	16,332	0.11	1.29	-	2.69	(5.05)	-	(3.68)
2015	956	17.81	-	21.34	19,608	—	1.29	-	2.69	0.49	-	1.94
2014	1,215	17.72	-	20.94	24,513	0.18	1.29	-	2.69	12.03	-	13.64

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Conservative Balanced (SS)
2018	329	13.28	-	16.30	5,061	1.73	1.29	-	2.54	(7.93)	-	(6.76)
2017	394	14.42	-	17.48	6,524	1.70	1.29	-	2.54	6.20	-	7.55
2016	443	13.58	-	16.26	6,846	2.19	1.29	-	2.54	2.30	-	3.61
2015	491	13.27	-	15.69	7,353	2.03	1.29	-	2.54	(1.99)	-	(0.73)
2014	610	13.54	-	15.80	9,239	1.89	1.29	-	2.54	5.27	-	6.62

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Discovery Mid Cap Growth (SS)
2018	171	$22.96	-	27.96	$4,497	—%	1.29	-	2.49%	(8.64)	-	(7.52)%
2017	210	25.14	-	30.24	5,985	—	1.29	-	2.49	25.28	-	26.80
2016	257	20.06	-	23.85	5,813	—	1.29	-	2.49	(0.46)	-	0.77
2015	291	20.15	-	23.66	6,562	—	1.29	-	2.49	3.70	-	4.98
2014	333	19.44	-	22.54	7,200	—	1.29	-	2.49	2.90	-	4.16

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global (SS)
2018	186	27.33	-	33.55	5,933	0.75	1.29	-	2.54	(15.59)	-	(14.52)
2017	213	32.37	-	39.25	7,957	0.73	1.29	-	2.54	32.89	-	34.57
2016	268	24.36	-	29.17	7,471	0.72	1.29	-	2.54	(2.69)	-	(1.44)
2015	307	25.03	-	29.59	8,730	1.08	1.29	-	2.54	1.04	-	2.33
2014	391	24.78	-	28.92	10,928	0.91	1.29	-	2.54	(0.54)	-	0.74

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global Strategic Income (SS)
2018	1,573	15.15	-	18.60	27,811	4.47	1.29	-	2.54	(6.96)	-	(5.78)
2017	1,806	16.28	-	19.74	33,978	1.98	1.29	-	2.54	3.36	-	4.67
2016	2,064	15.75	-	18.86	37,237	4.59	1.29	-	2.54	3.57	-	4.90
2015	2,413	15.21	-	17.98	41,666	5.56	1.29	-	2.54	(4.97)	-	(3.75)
2014	2,933	16.00	-	18.68	52,817	3.92	1.29	-	2.54	(0.11)	-	1.17

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street (SS)
2018	867	21.65	-	27.25	22,301	0.91	1.29	-	2.69	(10.57)	-	(9.29)
2017	1,040	24.20	-	30.04	29,569	1.05	1.29	-	2.69	13.52	-	15.14
2016	1,228	21.32	-	26.09	30,471	0.83	1.29	-	2.69	8.31	-	9.87
2015	1,461	19.68	-	23.75	33,157	0.66	1.29	-	2.69	0.33	-	1.78
2014	1,784	19.62	-	23.33	40,001	0.58	1.29	-	2.69	7.43	-	8.98

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street Small Cap (SS)
2018	269	31.01	-	38.08	9,698	0.06	1.29	-	2.54	(12.81)	-	(11.70)
2017	328	35.57	-	43.12	13,446	0.66	1.29	-	2.54	11.04	-	12.45
2016	377	32.03	-	38.35	13,788	0.24	1.29	-	2.54	14.69	-	16.16
2015	450	27.93	-	33.01	14,217	0.64	1.29	-	2.54	(8.48)	-	(7.31)
2014	523	30.52	-	35.61	17,926	0.62	1.29	-	2.54	8.82	-	10.21

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Total Return Bond (SS)
2018	1,070	8.17	-	9.44	9,765	3.07	1.29	-	2.29	(3.57)	-	(2.59)
2017	1,311	8.30	-	9.69	12,291	2.19	1.29	-	2.44	1.85	-	3.04
2016	1,505	8.15	-	9.40	13,725	3.45	1.29	-	2.44	0.54	-	1.73
2015	1,805	8.06	-	9.25	16,235	4.02	1.29	-	2.49	(1.80)	-	(0.60)
2014	2,420	8.20	-	9.30	21,909	5.03	1.29	-	2.49	4.26	-	5.55

PIMCO Variable Insurance Trust - PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
2018	91	4.31	-	5.00	434	1.98	1.29	-	2.44	(16.29)	-	(15.31)
2017	106	5.15	-	5.90	599	12.05	1.29	-	2.44	(0.42)	-	0.74
2016	168	5.17	-	5.86	944	0.97	1.29	-	2.44	12.08	-	13.39
2015	204	4.61	-	5.16	1,013	4.72	1.29	-	2.44	(27.48)	-	(26.62)
2014	236	6.36	-	7.04	1,606	0.26	1.29	-	2.44	(20.61)	-	(19.67)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO Variable Insurance Trust - PIMCO VIT Emerging Markets Bond (Advisor Shares)
2018	31	$14.22	-	16.49	$487	4.02%	1.29	-	2.44%	(7.15)	-	(6.06)%
2017	32	15.31	-	17.56	541	4.86	1.29	-	2.44	7.11	-	8.35
2016	41	14.30	-	16.20	639	5.06	1.29	-	2.44	10.44	-	11.74
2015	52	12.95	-	14.50	725	5.52	1.29	-	2.44	(4.72)	-	(3.60)
2014	67	13.59	-	15.04	969	5.36	1.29	-	2.44	(1.07)	-	0.10

PIMCO Variable Insurance Trust - PIMCO VIT International Bond (US Dollar-Hedged)
2018	<1	18.38	-	18.38	<1	1.31	1.50	-	1.50	0.58	-	0.58
2017	< 1	18.27	-	18.27	1	4.84	1.50	-	1.50	1.23	-	1.23
2016	< 1	18.05	-	18.05	1	1.12	1.50	-	1.50	4.88	-	4.88
2015	< 1	17.21	-	17.21	1	2.75	1.50	-	1.50	(1.21)	-	(1.21)
2014	< 1	17.42	-	17.42	1	1.61	1.50	-	1.50	9.49	-	9.49

PIMCO Variable Insurance Trust - PIMCO VIT Real Return (Advisor Shares)
2018	246	11.49	-	13.32	3,123	2.37	1.29	-	2.44	(4.69)	-	(3.57)
2017	278	12.05	-	13.82	3,672	2.51	1.29	-	2.44	1.04	-	2.22
2016	138	12.19	-	13.52	1,796	2.17	1.29	-	2.24	2.74	-	3.74
2015	162	11.63	-	13.03	2,045	3.54	1.29	-	2.44	(5.17)	-	(4.06)
2014	215	12.27	-	13.58	2,818	1.32	1.29	-	2.44	0.48	-	1.66

PIMCO Variable Insurance Trust - PIMCO VIT Total Return
2018	<1	17.33	-	17.33	2	2.55	1.50	-	1.50	(2.03)	-	(2.03)
2017	< 1	17.69	-	17.69	2	1.99	1.50	-	1.50	3.35	-	3.35
2016	< 1	17.12	-	17.12	2	2.05	1.50	-	1.50	1.14	-	1.14
2015	< 1	16.92	-	16.92	2	5.15	1.50	-	1.50	(1.06)	-	(1.06)
2014	< 1	17.10	-	17.10	2	2.22	1.50	-	1.50	2.71	-	2.71

PIMCO Variable Insurance Trust - PIMCO VIT Total Return (Advisor Shares)
2018	488	12.97	-	15.34	7,147	2.43	1.29	-	2.59	(3.20)	-	(1.92)
2017	571	13.40	-	15.64	8,553	1.90	1.29	-	2.59	2.12	-	3.46
2016	689	13.13	-	15.12	10,037	2.02	1.29	-	2.59	(0.07)	-	1.26
2015	773	13.14	-	14.93	11,146	4.68	1.29	-	2.59	(2.25)	-	(0.95)
2014	907	13.44	-	15.08	13,235	2.00	1.29	-	2.59	1.48	-	2.83

Profunds VP - ProFund VP Large-Cap Value
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2017	—	14.27	-	14.27	—	—	2.10	-	2.10	11.10	-	11.10
2016	5	12.84	-	12.84	60	—	2.10	-	2.10	7.78	-	7.78
2015	—	11.91	-	11.91	—	—	2.10	-	2.10	(2.13)	-	(2.13)
2014	26	12.17	-	12.17	316	< 0.01	2.10	-	2.10	N/A	-	N/A

Putnam Variable Trust - VT Diversified Income
2018	757	17.00	-	22.12	14,509	4.23	0.80	-	2.15	(3.12)	-	(1.78)
2017	859	17.54	-	22.52	16,866	5.61	0.80	-	2.15	4.83	-	6.27
2016	944	16.74	-	21.19	17,555	7.14	0.80	-	2.15	3.16	-	4.58
2015	1,087	16.22	-	20.27	19,462	9.80	0.80	-	2.15	(4.44)	-	(3.12)
2014	1,300	16.98	-	20.92	24,138	8.22	0.80	-	2.15	(1.81)	-	(0.46)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Equity Income
2018	5,173	$10.22	-	22.59	$137,308	0.71%	0.70	-	2.69%	(10.95)	-	(9.13)%
2017	5,922	11.24	-	25.37	174,275	0.88	0.70	-	2.69	12.45	-	15.60
2016	2,238	14.42	-	31.11	59,352	1.85	0.80	-	2.59	10.71	-	12.74
2015	2,518	13.03	-	27.60	59,579	1.69	0.80	-	2.59	(5.55)	-	(3.82)
2014	2,931	13.79	-	28.69	72,658	1.80	0.80	-	2.59	9.74	-	11.76

Putnam Variable Trust - VT George Putnam Balanced
2018	2,248	15.01	-	18.64	37,341	0.71	0.80	-	2.69	(5.74)	-	(3.92)
2017	2,548	15.93	-	19.40	44,416	1.60	0.80	-	2.69	12.02	-	14.17
2016	2,836	14.22	-	16.99	43,742	1.73	0.80	-	2.69	5.11	-	7.15
2015	3,058	13.53	-	15.86	44,504	1.79	0.80	-	2.69	(3.79)	-	(1.92)
2014	3,564	14.06	-	16.17	53,213	1.58	0.80	-	2.69	7.70	-	9.79

Putnam Variable Trust - VT Global Asset Allocation
2018	755	20.23	-	20.32	14,792	1.92	0.80	-	2.44	(9.52)	-	(8.00)
2017	948	21.99	-	22.46	20,209	1.45	0.80	-	2.44	12.54	-	14.42
2016	1,033	19.22	-	19.96	19,441	1.91	0.80	-	2.44	4.12	-	5.86
2015	1,162	18.15	-	19.17	20,856	2.23	0.80	-	2.44	(2.27)	-	(0.63)
2014	1,274	18.27	-	19.62	23,323	2.39	0.80	-	2.44	6.75	-	8.55

Putnam Variable Trust - VT Global Equity
2018	907	7.88	-	12.76	10,890	0.32	0.80	-	2.15	(14.33)	-	(13.14)
2017	1,013	9.20	-	14.69	14,073	1.39	0.80	-	2.15	25.63	-	27.35
2016	1,126	7.32	-	11.53	12,373	1.05	0.80	-	2.15	(1.09)	-	0.27
2015	1,233	7.40	-	11.50	13,641	1.02	0.80	-	2.15	(3.82)	-	(2.49)
2014	1,408	7.69	-	11.80	16,093	0.39	0.80	-	2.15	(0.71)	-	0.66

Putnam Variable Trust - VT Global Health Care
2018	704	24.40	-	30.46	18,552	0.99	0.80	-	2.49	(3.07)	-	(1.39)
2017	795	25.17	-	30.89	21,379	0.57	0.80	-	2.49	12.45	-	14.38
2016	923	22.39	-	27.01	21,889	—	0.80	-	2.49	(13.55)	-	(12.06)
2015	1,085	25.90	-	30.71	29,429	—	0.80	-	2.49	5.10	-	6.92
2014	1,209	24.64	-	28.72	30,932	0.25	0.80	-	2.49	24.47	-	26.62

Putnam Variable Trust - VT Global Utilities
2018	436	15.78	-	21.87	6,660	2.49	0.80	-	2.29	(2.75)	-	(1.27)
2017	490	15.99	-	22.49	7,654	2.97	0.80	-	2.29	19.39	-	21.19
2016	570	13.19	-	18.83	7,446	1.49	0.80	-	2.29	(0.35)	-	1.16
2015	651	13.04	-	18.90	8,454	2.17	0.80	-	2.29	(11.98)	-	(10.64)
2014	733	14.59	-	21.47	10,759	2.95	0.80	-	2.29	11.96	-	13.66

Putnam Variable Trust - VT Government Money Market
2018	3,490	7.83	-	11.38	32,508	1.17	0.80	-	2.54	(1.39)	-	0.37
2017	3,714	7.94	-	11.34	34,746	0.24	0.80	-	2.54	(2.28)	-	(0.56)
2016	4,095	8.13	-	11.40	38,866	0.01	0.80	-	2.54	(2.52)	-	(0.79)
2015	4,647	8.34	-	11.49	44,960	0.01	0.80	-	2.54	(2.53)	-	(0.79)
2014	5,642	8.55	-	11.58	55,405	0.01	0.80	-	2.54	(2.53)	-	(0.79)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Growth Opportunities
2018	7,652	$11.97	-	12.75	$86,741	—%	0.80	-	2.69%	(0.37)	-	1.56%
2017	8,722	11.79	-	12.79	98,132	0.11	0.80	-	2.69	27.41	-	29.86
2016	10,017	9.08	-	10.04	87,441	0.09	0.80	-	2.69	0.42	-	0.64
2015	1,179	6.90	-	8.59	9,212	0.34	0.80	-	2.15	(1.15)	-	0.22
2014	1,306	6.98	-	8.57	10,237	0.22	0.80	-	2.15	11.47	-	13.00

Putnam Variable Trust - VT High Yield
2018	813	21.42	-	25.26	18,794	5.90	0.80	-	2.54	(6.50)	-	(4.84)
2017	936	22.91	-	26.54	22,872	5.96	0.80	-	2.54	4.28	-	6.13
2016	1,074	21.97	-	25.01	24,946	6.59	0.80	-	2.54	12.62	-	14.63
2015	1,269	19.50	-	21.82	26,052	7.41	0.80	-	2.54	(7.76)	-	(6.11)
2014	1,512	21.14	-	23.24	33,289	6.36	0.80	-	2.54	(1.02)	-	0.75

Putnam Variable Trust - VT Income
2018	2,450	13.61	-	21.50	42,592	3.10	0.80	-	2.54	(2.34)	-	(0.61)
2017	2,820	13.94	-	21.63	49,556	4.41	0.80	-	2.54	2.93	-	4.75
2016	3,102	13.54	-	20.65	52,371	4.51	0.80	-	2.54	(0.58)	-	1.19
2015	3,573	13.62	-	20.41	60,044	4.98	0.80	-	2.54	(3.96)	-	(2.25)
2014	4,214	14.18	-	20.88	72,738	6.30	0.80	-	2.54	3.75	-	5.60

Putnam Variable Trust - VT International Equity
2018	3,400	11.72	-	14.23	43,311	1.41	0.70	-	2.59	(21.21)	-	(19.68)
2017	3,712	14.59	-	18.06	59,362	2.29	0.70	-	2.59	23.33	-	25.70
2016	4,241	11.61	-	14.65	54,621	3.33	0.70	-	2.59	(4.97)	-	(3.13)
2015	4,743	11.98	-	15.41	63,686	1.25	0.70	-	2.59	(2.45)	-	(0.56)
2014	5,419	12.05	-	15.80	74,215	0.98	0.70	-	2.59	(9.19)	-	(7.43)

Putnam Variable Trust - VT International Growth
2018	603	7.44	-	12.70	7,361	—	0.80	-	2.15	(20.40)	-	(19.29)
2017	696	9.35	-	15.74	10,443	1.06	0.80	-	2.15	32.15	-	33.96
2016	784	7.08	-	11.75	8,837	0.93	0.80	-	2.15	(8.72)	-	(7.46)
2015	874	7.75	-	12.69	10,672	—	0.80	-	2.15	(1.06)	-	(0.31)
2014	968	7.83	-	12.65	11,716	0.06	0.80	-	2.15	(8.16)	-	(6.90)

Putnam Variable Trust - VT International Value
2018	608	10.30	-	14.03	7,775	2.08	0.80	-	2.15	(19.39)	-	(18.28)
2017	687	12.78	-	17.17	10,813	1.54	0.80	-	2.15	22.03	-	23.70
2016	781	10.47	-	13.88	10,002	2.33	0.80	-	2.15	(1.06)	-	0.30
2015	850	10.58	-	13.84	10,932	1.40	0.80	-	2.15	(4.11)	-	(2.78)
2014	968	11.04	-	14.23	12,894	1.41	0.80	-	2.15	(11.43)	-	(10.21)

Putnam Variable Trust - VT Mortgage Securities
2018	616	14.77	-	19.19	9,647	2.86	0.80	-	2.10	(2.99)	-	(1.70)
2017	712	14.90	-	19.53	11,499	2.39	0.80	-	2.15	(0.22)	-	1.15
2016	819	14.94	-	19.31	13,240	1.92	0.80	-	2.15	(1.94)	-	(0.60)
2015	925	15.23	-	19.42	15,280	2.16	0.80	-	2.15	(2.79)	-	(1.45)
2014	1,068	15.67	-	19.71	18,157	4.06	0.80	-	2.15	2.07	-	3.48

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Multi-Cap Core
2018	2,485	$15.77	-	22.29	$38,964	1.12%	0.80	-	2.44%	(9.89)	-	(8.38)%
2017	2,805	17.21	-	24.73	48,313	1.09	0.80	-	2.44	19.88	-	21.88
2016	3,121	14.12	-	20.63	44,326	1.29	0.80	-	2.44	9.33	-	11.16
2015	3,593	12.70	-	18.87	46,073	1.21	0.80	-	2.44	(4.56)	-	(2.96)
2014	4,135	13.09	-	19.77	55,192	1.19	0.80	-	2.44	11.13	-	13.00

Putnam Variable Trust - VT Research
2018	947	20.05	-	25.07	17,871	—	0.80	-	2.29	(6.89)	-	(5.48)
2017	1,106	21.21	-	26.92	22,203	0.65	0.80	-	2.29	20.54	-	22.36
2016	1,267	17.34	-	22.33	21,006	1.52	0.80	-	2.29	7.57	-	9.20
2015	1,435	15.88	-	20.76	21,898	1.31	0.80	-	2.29	(3.80)	-	(2.33)
2014	1,619	16.26	-	21.45	25,532	0.81	0.80	-	2.34	12.17	-	13.94

Putnam Variable Trust - VT Small Cap Growth
2018	103	24.30	-	29.17	2,727	—	0.80	-	1.95	(15.53)	-	(14.53)
2017	112	28.77	-	34.13	3,480	0.50	0.80	-	1.95	5.84	-	7.07
2016	117	27.18	-	31.87	3,434	0.71	0.80	-	1.95	13.27	-	14.60
2015	129	23.99	-	27.81	3,317	0.33	0.80	-	1.95	(9.41)	-	(8.35)
2014	147	26.33	-	30.35	4,142	0.20	0.80	-	2.00	4.91	-	6.19

Putnam Variable Trust - VT Small Cap Value
2018	903	18.37	-	23.26	24,086	0.41	0.70	-	2.30	(21.76)	-	(20.49)
2017	995	23.47	-	29.25	33,692	0.70	0.70	-	2.30	5.43	-	7.12
2016	1,109	22.27	-	27.31	35,692	1.10	0.70	-	2.30	24.60	-	26.61
2015	1,229	17.87	-	21.57	31,397	0.88	0.70	-	2.30	(6.42)	-	(4.91)
2014	1,442	19.10	-	22.68	39,246	0.49	0.70	-	2.30	1.08	-	2.71

Putnam Variable Trust - VT Sustainable Future
2018	164	27.82	-	33.66	5,023	0.57	0.80	-	2.00	(6.85)	-	(5.71)
2017	184	29.86	-	35.69	6,028	0.82	0.80	-	2.00	8.51	-	9.83
2016	209	27.52	-	32.50	6,248	0.67	0.80	-	2.00	10.74	-	12.09
2015	211	24.85	-	28.99	5,668	0.92	0.80	-	2.00	(6.24)	-	(5.09)
2014	257	26.51	-	30.55	7,328	0.72	0.80	-	2.00	8.54	-	9.87

Putnam Variable Trust - VT Sustainable Leaders
2018	3,769	17.35	-	28.09	63,087	—	0.80	-	2.69	(4.17)	-	(2.32)
2017	4,265	17.76	-	29.31	73,615	0.64	0.80	-	2.69	25.78	-	28.19
2016	4,863	13.86	-	23.30	65,714	0.68	0.80	-	2.69	4.90	-	6.93
2015	5,488	12.96	-	22.22	69,882	0.51	0.80	-	2.69	(2.97)	-	(1.09)
2014	6,238	13.10	-	22.90	80,850	0.32	0.80	-	2.69	10.44	-	12.58

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
2018	<1	18.07	-	18.89	10	2.04	1.15	-	1.37	(5.71)	-	(5.50)
2017	1	19.16	-	19.98	26	1.14	1.15	-	1.37	13.77	-	14.02
2016	1	16.84	-	17.53	23	1.23	1.15	-	1.37	8.88	-	9.11
2015	1	15.47	-	16.06	21	1.04	1.15	-	1.37	(4.51)	-	(4.30)
2014	1	16.20	-	16.79	22	1.03	1.15	-	1.37	11.91	-	12.16

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholder of
Allstate Life Insurance Company
Northbrook, Illinois 60062
Opinion on the Financial Statements
We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the “Company”), an affiliate of The Allstate Corporation, as of December 31, 2018 and 2017, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder’s Equity, and Cash Flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index at Item 15 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.
Change in Adopted Accounting Principle
As discussed in Note 2 to the financial statements, the Company changed its presentation and method of accounting for the recognition and measurement of financial assets and financial liabilities on January 1, 2018, due to the adoption of FASB Accounting Standards Update No. 2016-01, Financial Instruments - Overall (Subtopic 825-10).
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
February 22, 2019

We have served as the Company's auditor since 2001.

1

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ in millions)	Year Ended December 31,
	2018	2017	2016
Revenues
Premiums (net of reinsurance ceded of $138, $149 and $158)	$704	$690	$592
Contract charges (net of reinsurance ceded of $188, $191 and $189)	695	703	717
Other revenue	38	40	45
Net investment income	1,585	1,777	1,659
Realized capital gains and losses:
Total other-than-temporary impairment (“OTTI”) losses	(7)	(46)	(120)
OTTI losses reclassified (from) to other comprehensive income	(2)	1	7
Net OTTI losses recognized in earnings	(9)	(45)	(113)
Sales and valuation changes on equity investments and derivatives	(166)	94	36
Total realized capital gains and losses	(175)	49	(77)
Total revenues	2,847	3,259	2,936

Costs and expenses
Contract benefits (net of reinsurance ceded of $249, $208 and $224)	1,446	1,430	1,387
Interest credited to contractholder funds (net of reinsurance ceded of $44, $46 and $46)	601	639	677
Amortization of deferred policy acquisition costs	146	152	134
Operating costs and expenses	271	321	264
Restructuring and related charges	2	2	1
Interest expense	5	4	15
Total costs and expenses	2,471	2,548	2,478

Gain on disposition of operations	6	7	5

Income from operations before income tax expense	382	718	463

Income tax expense (benefit)	17	(278)	144

Net income	365	996	319

Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses	(354)	5	153
Change in unrealized foreign currency translation adjustments	—	11	4
Other comprehensive (loss) income, after-tax	(354)	16	157

Comprehensive income	$11	$1,012	$476

See notes to consolidated financial statements.

2

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

($ in millions, except par value data)	December 31,
	2018	2017
Assets
Investments
Fixed income securities, at fair value (amortized cost $21,057 and $22,004)	$21,400	$23,261
Mortgage loans	3,995	3,876
Equity securities, at fair value (cost $1,197 and $1,306)	1,325	1,614
Limited partnership interests	3,292	3,147
Short-term, at fair value (amortized cost $810 and $725)	810	725
Policy loans	561	561
Other	1,300	1,254
Total investments	32,683	34,438
Cash	52	145
Deferred policy acquisition costs	1,232	1,156
Reinsurance recoverable from non-affiliates	2,185	2,243
Reinsurance recoverable from affiliates	420	437
Accrued investment income	253	263
Other assets	534	501
Separate Accounts	2,783	3,422
Total assets	$40,142	$42,605
Liabilities
Contractholder funds	$17,470	$18,592
Reserve for life-contingent contract benefits	11,239	11,625
Unearned premiums	4	4
Payable to affiliates, net	50	55
Other liabilities and accrued expenses	1,101	1,076
Deferred income taxes	663	836
Notes due to related parties	140	140
Separate Accounts	2,783	3,422
Total liabilities	33,450	35,750
Commitments and Contingent Liabilities (Notes 7 and 11)
Shareholder’s Equity
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued	—	—
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued	—	—
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	2,024	2,024
Retained income	4,410	3,981
Accumulated other comprehensive income:
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	45	47
Other unrealized net capital gains and losses	225	1,186
Unrealized adjustment to DAC, DSI and insurance reserves	(27)	(398)
Total unrealized net capital gains and losses	243	835
Unrealized foreign currency translation adjustments	10	10
Total accumulated other comprehensive income (“AOCI”)	253	845
Total shareholder’s equity	6,692	6,855
Total liabilities and shareholder’s equity	$40,142	$42,605

See notes to consolidated financial statements.

3

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

($ in millions)	Year Ended December 31,
	2018	2017	2016

Common stock	$5	$5	$5

Additional capital paid-in
Balance, beginning of year	2,024	1,990	1,990
Gain on reinsurance with an affiliate	—	34	—
Balance, end of year	2,024	2,024	1,990

Retained income
Balance, beginning of year	3,981	3,736	3,417
Cumulative effect of change in accounting principle	314	—	—
Net income	365	996	319
Dividends	(250)	(600)	—
Reclassification of tax effects due to change in accounting principle	—	(151)	—
Balance, end of year	4,410	3,981	3,736

Accumulated other comprehensive income
Balance, beginning of year	845	678	521
Cumulative effect of change in accounting principle	(238)	—	—
Change in unrealized net capital gains and losses	(354)	5	153
Change in unrealized foreign currency translation adjustments	—	11	4
Reclassification of tax effects due to change in accounting principle	—	151	—
Balance, end of year	253	845	678

Total shareholder’s equity	$6,692	$6,855	$6,409

See notes to consolidated financial statements.

4

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF CASH FLOWS

($ in millions)	Year Ended December 31,
	2018	2017	2016
Cash flows from operating activities
Net income	$365	$996	$319
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(58)	(64)	(64)
Realized capital gains and losses	175	(49)	77
Gain on disposition of operations	(6)	(7)	(5)
Interest credited to contractholder funds	601	639	677
Changes in:
Policy benefits and other insurance reserves	(612)	(529)	(611)
Deferred policy acquisition costs	67	31	54
Reinsurance recoverables, net	51	56	30
Income taxes	(64)	(308)	135
Other operating assets and liabilities	136	(159)	(117)
Net cash provided by operating activities	655	606	495
Cash flows from investing activities
Proceeds from sales
Fixed income securities	4,858	3,916	5,999
Equity securities	1,257	1,536	1,298
Limited partnership interests	367	539	371
Other investments	39	45	44
Investment collections
Fixed income securities	1,448	1,733	2,085
Mortgage loans	434	566	363
Other investments	168	208	169
Investment purchases
Fixed income securities	(5,444)	(4,698)	(7,072)
Equity securities	(1,086)	(1,385)	(1,234)
Limited partnership interests	(551)	(631)	(677)
Mortgage loans	(552)	(503)	(517)
Other investments	(270)	(238)	(211)
Change in short-term investments, net	(3)	(12)	(19)
Change in policy loans and other investments, net	(69)	(37)	(26)
Net cash provided by investing activities	596	1,039	573
Cash flows from financing activities
Contractholder fund deposits	771	808	854
Contractholder fund withdrawals	(1,893)	(1,823)	(2,028)
Proceeds from issuance of notes to related parties	—	—	140
Dividends paid	(250)	(600)	—
Other	28	(23)	—
Net cash used in financing activities	(1,344)	(1,638)	(1,034)
Net (decrease) increase in cash	(93)	7	34
Cash at beginning of year	145	138	104
Cash at end of year	$52	$145	$138
See notes to consolidated financial statements.

5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. General
Basis of presentation
The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company (“ALIC”) and its wholly owned subsidiaries (collectively referred to as the “Company”). ALIC is wholly owned by Allstate Insurance Company (“AIC”), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (“Tax Legislation”) became effective, permanently reducing the U.S. corporate income tax rate from 35% to 21% beginning January 1, 2018. As a result, the corporate tax rate is not comparable between periods.
Nature of operations
The Company offers traditional and interest-sensitive life insurance products. The Company also offers variable life insurance in New York, while previously selling variable life insurance nationwide through September 2017. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also offers voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company also previously offered variable annuities and substantially all of this business is reinsured.
The following table summarizes premiums and contract charges by product.

($ in millions)	2018	2017	2016
Premiums
Traditional life insurance	$582	$579	$502
Accident and health insurance	122	111	90
Total premiums	704	690	592

Contract charges
Interest-sensitive life insurance	680	689	703
Fixed annuities	15	14	14
Total contract charges	695	703	717
Total premiums and contract charges	$1,399	$1,393	$1,309
The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2018, the top geographic locations for direct statutory premiums and annuity considerations were New York, California, Texas, Florida and Illinois. No other jurisdiction accounted for more than 5% of direct statutory premiums and annuity considerations.
2. Summary of Significant Accounting Policies
Investments
Fixed income securities include bonds, asset-backed securities (“ABS”), residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available-for-sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs (“DAC”), deferred sales inducement costs (“DSI”) and reserves for life-contingent contract benefits, is reflected as a component of AOCI. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.
Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

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Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Certain exchange traded and mutual funds have fixed income securities as their underlying investments. Equity securities are carried at fair value. Equity securities without readily determinable or estimable fair values are measured using the measurement alternative, which is cost less impairment, if any, and adjustments resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer. The periodic change in fair value of equity securities is recognized within realized capital gains and losses on the Consolidated Statements of Operations and Comprehensive Income effective January 1, 2018.
Investments in limited partnership interests are primarily accounted for in accordance with the equity method of accounting (“EMA”) and include interests in private equity funds, real estate funds and other funds. Investments in limited partnership interests purchased prior to January 1, 2018 where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for at fair value primarily utilizing the net asset value (“NAV”) as a practical expedient to determine fair value.
Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, real estate and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Real estate is carried at cost less accumulated depreciation. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Derivatives are carried at fair value.
Investment income primarily consists of interest, dividends, income from limited partnership interests, rental income from real estate, and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from limited partnership interests carried at fair value is recognized based upon the changes in fair value of the investee’s equity primarily determined using NAV. Income from EMA limited partnership interests is recognized based on the Company’s share of the partnerships’ earnings. Income from EMA limited partnership interests is generally recognized on a three month delay due to the availability of the related financial statements from investees.
Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, valuation changes of equity investments, including equity securities and certain limited partnerships where the underlying assets are predominately public equity securities, and periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness. Realized capital gains and losses on investment sales are determined on a specific identification basis.
Derivative and embedded derivative financial instruments
Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards, total return swaps and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments (“subject to bifurcation”) are embedded in equity-indexed life and annuity contracts and reinsured variable annuity contracts.
All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy.

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The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.
Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the related swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of a designated hedged liability is adjusted for the change in fair value of the hedged risk.
Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in AOCI. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in AOCI for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from AOCI to income. If the Company expects at any time that the loss reported in AOCI would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in AOCI is reclassified and reported together with the impairment loss or recognition of the obligation.
Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof previously recognized in income while the hedge was in place and used to adjust the amortized cost of hedged fixed income securities, carrying value of hedged mortgage loans or carrying value of a hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.
When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from AOCI to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from AOCI to realized capital gains and losses in the period that hedge accounting is no longer applied.
Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.
Securities loaned
The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.
The Company receives cash collateral for securities loaned in an amount generally equal to 102% and 105% of the fair value of domestic and foreign securities, respectively, and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under

8

the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.
Recognition of premium revenues and contract charges, and related benefits and interest credited
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period and therefore are primarily classified as long-duration contracts. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized over the life of the policy in relation to premiums.
Immediate annuities with life contingencies, including certain structured settlement annuities, provide benefits over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come primarily from investment income, which is recognized over the life of the contract.
Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor’s 500 Index (“S&P 500”). Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.
Other revenue presentation
The Company revised the presentation of total revenue to include other revenue. Previously, components of other revenue were presented within operating costs and expenses and primarily represent gross dealer concessions received in connection with Allstate exclusive agencies and exclusive financial specialists sales of non-proprietary products. Other revenue is recognized when performance obligations are fulfilled. Prior periods have been reclassified to conform to current separate presentation of other revenue.
Deferred policy acquisition and sales inducement costs
Costs that are related directly to the successful acquisition of new or renewal life insurance policies and investment contracts are deferred and recorded as DAC. These costs are principally agency’s and brokers’ remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.

9

For traditional life and voluntary accident and health insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies using actual experience and current assumptions. Prior to fourth quarter 2017, the Company evaluated traditional life insurance products and immediate annuities with life contingencies on an aggregate basis. Beginning in fourth quarter 2017, traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance products are reviewed individually, consistent with the review of these products performed by The Allstate Corporation. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.
For interest-sensitive life insurance and fixed annuities, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The rate of DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.
AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are mortality, persistency, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life and fixed annuity contracts using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in AOCI. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in AOCI recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.
Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

10

The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $3 million as of both December 31, 2018 and 2017. Amortization expense of the present value of future profits was $249 thousand, $232 thousand and $276 thousand in 2018, 2017 and 2016, respectively.
Reinsurance
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.
Income taxes
Income taxes are accounted for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves, investments (including unrealized capital gains and losses) and DAC. A deferred tax asset valuation allowance is established when it is more likely than not such assets will not be realized. The Company recognizes interest expense related to income tax matters in income tax expense and penalties in operating costs and expenses.
Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies using actual experience and current assumptions. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. Prior to fourth quarter 2017, the Company evaluated traditional life insurance products and immediate annuities with life contingencies on an aggregate basis. Beginning in fourth quarter 2017, traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance are reviewed individually, consistent with the review of these products performed by The Allstate Corporation. The Company also reviews these policies for circumstances where projected profits would be recognized in early years followed by projected losses in later years. If this circumstance exists, the Company will accrue a liability, during the period of profits, to offset the losses at such time as the future losses are expected to commence using a method updated prospectively over time. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in AOCI.
Contractholder funds
Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.
Separate accounts
Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate accounts contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s

11

Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. Substantially all of the Company’s variable annuity business was reinsured beginning in 2006.
Off-balance sheet financial instruments
Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Consolidated Statements of Financial Position (see Note 7 and Note 11).
Consolidation of variable interest entities (“VIEs”)
The Company consolidates VIEs when it is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.
Adopted accounting standard
Recognition and Measurement of Financial Assets and Financial Liabilities
Effective January 1, 2018, the Company adopted new FASB guidance requiring equity investments, including equity securities and limited partnership interests not accounted for under the equity method of accounting or that do not result in consolidation to be measured at fair value with changes in fair value recognized in net income. The guidance clarifies that an entity should evaluate the realizability of deferred tax assets related to available-for-sale fixed income securities in combination with the entity’s other deferred tax assets. The Company’s adoption of the new FASB guidance included adoption of the relevant elements of Technical Corrections and Improvements to Financial Instruments, issued in February 2018.
Upon adoption of the new guidance on January 1, 2018, $308 million of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income. The after-tax change in accounting for equity securities did not affect the Company’s total shareholder’s equity and the unrealized net capital gains of $238 million reclassified to retained income will never be recognized in net income.
Upon adoption of the new guidance on January 1, 2018, the carrying value of cost method limited partnership interests increased $95 million, pre-tax, to fair value. The after-tax cumulative-effect increase in retained income of $76 million increased the Company’s shareholder’s equity but will never be recognized in net income.
Pending accounting standards
Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued guidance which revises the credit loss recognition criteria for certain financial assets measured at amortized cost, including reinsurance recoverables. The new guidance replaces the existing incurred loss recognition model with an expected loss recognition model. The objective of the expected credit loss model is for the reporting entity to recognize its estimate of expected credit losses for affected financial assets in a valuation allowance deducted from the amortized cost basis of the related financial assets that results in presenting the net carrying value of the financial assets at the amount expected to be collected. The reporting entity must consider all relevant information available when estimating expected credit losses, including details about past events, current conditions, and reasonable and supportable forecasts over the life of an asset. Financial assets may be evaluated individually or on a pooled basis when they share similar risk characteristics. The measurement of credit losses for available-for-sale debt securities measured at fair value is not affected except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the carrying value adjustment is recognized through a valuation allowance and not as a direct write-down. The guidance is effective for reporting periods beginning after December 15, 2019, and for most affected instruments must be adopted using a modified retrospective approach, with a cumulative effect adjustment recorded to beginning retained income. The Company is in the process of evaluating the impact of adoption.
Accounting for Hedging Activities
In August 2017, the FASB issued amendments intended to better align hedge accounting with an organization’s risk management activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. Separate presentation of hedge ineffectiveness is eliminated to provide greater transparency of the full impact of hedging by requiring presentation of the results of the hedged item and hedging instrument in a single financial statement line item. In addition, the amendments are designed to reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for reporting periods beginning after December 15, 2018. The presentation and disclosure guidance is effective on a

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prospective basis. The impact of adoption is not expected to be material to the Company’s results of operations or financial position.
Accounting for Long-Duration Insurance Contracts
In August 2018, the FASB issued guidance revising the accounting for certain long-duration insurance contracts. The new guidance changes the measurement of the Company’s reserves for traditional life, life-contingent immediate annuities and certain voluntary accident and health insurance products. Under the new guidance, measurement assumptions, including those for mortality, morbidity and policy terminations, will be required to be reviewed and updated at least annually. The effect of updating measurement assumptions other than the discount rate are required to be determined on a retrospective basis and reported in net income. In addition, cash flows under the new guidance are required to be discounted using an upper medium grade fixed income instrument yield that is updated through OCI at each reporting date. These changes will replace current GAAP, which utilizes assumptions set at policy issuance until such time as the assumptions result in reserves that are deficient when compared to reserves computed using current assumptions. Under current GAAP, premium deficiency reserves are recognized in the amount of the deficiency, if any, computed using current assumptions.
The new guidance requires DAC and other capitalized balances currently amortized in proportion to premiums or gross profits to be amortized on a constant level basis over the expected term for all long-duration insurance contracts. DAC will not be subject to loss recognition testing but will be reduced when actual experience exceeds expected experience (i.e. as a result of unexpected contract terminations). The new guidance will no longer require adjustments to DAC and DSI related to unrealized gains and losses on investment securities supporting the related business.
Market risk benefit product features are required to be measured at fair value with changes in fair value recorded in net income with the exception of changes in the fair value attributable to changes in the Company’s own credit risk, which are required to be recognized in OCI. Substantially all of the Company’s market risk benefits are reinsured and therefore these impacts are not expected to be material to the Company.
The new guidance is to be included in the comparable financial statements issued in reporting periods beginning after December 15, 2020, thereby requiring restatement of prior periods presented. Early adoption is permitted. The new guidance will be applied to affected contracts and DAC on the basis of existing carrying amounts at the earliest period presented or it may be applied retrospectively using actual historical experience as of contract inception. The new guidance for market risk benefits is required to be adopted retrospectively.
The Company is evaluating the anticipated impacts of applying the new guidance to both retained income and AOCI. While the requirements of the new guidance represent a material change from existing GAAP, the underlying economics of the business and related cash flows are unchanged. The Company has not completed its evaluation of the specific impacts of adopting the new guidance, but anticipates the financial statement impact of migrating from existing GAAP to that required by the new guidance to be material, largely attributed to the impact of transitioning from an original investment-based discount rate to one based on an upper-medium grade fixed income investment yield and updates to mortality assumptions that had previously been locked in at issuance. The Company expects the most significant impacts will occur within the life-contingent immediate annuity products. The revised accounting for DAC will be applied prospectively using the new model and any DAC effects existing in AOCI as a result of applying existing GAAP at the date of adoption will be reversed.
3. Supplemental Cash Flow Information
Non-cash investing activities include $43 million, $51 million and $117 million related to mergers and exchanges completed with equity securities, fixed income securities and limited partnerships, and modifications of certain mortgage loans and other investments in 2018, 2017 and 2016, respectively. Non-cash financing activities also included $34 million related to debt acquired in conjunction with the purchase of an investment in 2016.
The Company had two non-cash financing activities related to surplus note transactions. In 2017, the Company redeemed $325 million of surplus notes due to Kennett Capital, Inc. (“Kennett”), an unconsolidated affiliate of ALIC. In connection with the redemption, the related $325 million of notes due from Kennett (recorded as other investments) were extinguished. In 2016, the Company transferred to Kennett a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note.
Liabilities for collateral received in conjunction with the Company’s securities lending program were $517 million, $539 million and $545 million as of December 31, 2018, 2017 and 2016, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter (“OTC”) and cleared derivatives were $8 million, $3 million and $5 million as of December 31, 2018, 2017 and 2016, respectively, and are reported in other liabilities and accrued expenses or other investments.

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The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Net change in proceeds managed
Net change in fixed income securities	$94	$149	$(277)
Net change in short-term investments	(77)	(142)	277
Operating cash flow provided	17	7	—
Net change in cash	—	1	—
Net change in proceeds managed	$17	$8	$—

Net change in liabilities
Liabilities for collateral, beginning of year	$(542)	$(550)	$(550)
Liabilities for collateral, end of year	(525)	(542)	(550)
Operating cash flow (used) provided	$(17)	$(8)	$—
4. Related Party Transactions
Business operations
The Company uses services performed by AIC and other affiliates, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $235 million, $243 million and $225 million in 2018, 2017 and 2016, respectively.
Agent loan sale and securitization
On December 22, 2016, ALIC’s subsidiary Allstate Finance Company, LLC (“AFC”) sold agent loans with a fair value of $419 million to affiliate Allstate Finance Company Agency Loans LLC (“AFCAL”) and AFCAL used the loans as collateral in the issuance of notes. Investors in the notes were as follows:

($ in millions)
Class A Notes Due March 10, 2034
Allstate New Jersey Insurance Company	$77
American Heritage Life Insurance Company	37
Allstate Assurance Company	19
First Colonial Insurance Company	7
Subtotal - Class A	140
Class B Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	140
Class C Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	110
Subordinated Notes Due March 10, 2034
Allstate Life Insurance Company	29
Total	$419
AFCAL is a VIE and ALIC is the primary beneficiary since ALIC has control over the significant activities of AFCAL, the obligation to absorb significant losses and the rights to residual returns. Therefore, AFCAL is included in ALIC’s consolidated financial statements. Transactions between ALIC, AFC and AFCAL are eliminated in consolidation. The Company’s Consolidated Statements of Financial Position included $407 million of agent loans, $2 million of cash and $140 million of notes due to related parties as of December 31, 2018 associated with AFCAL. The Company’s Consolidated Statements of Financial Position included $409 million of agent loans, $13 million of cash and $140 million of notes due to related parties as of December 31, 2017 associated with AFCAL.
The $140 million of notes due to related parties include the Class A Notes due March 10, 2034 that were sold to Allstate New Jersey Insurance Company, American Heritage Life Insurance Company, Allstate Assurance Company (“AAC”) and First Colonial Insurance Company. These notes have an annual interest rate of 3.25%. The Company incurred interest expense related to these notes of $5 million in both 2018 and 2017 and $113 thousand in 2016.

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Reinsurance
The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company (“AHL”) whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in Note 9.
Effective January 1, 2017, ALIC entered into a coinsurance reinsurance agreement with AAC to assume certain term life insurance policies. In connection with the agreement, the Company recorded cash of $20 million, DAC of $45 million, other assets of $11 million, reserve for life-contingent contract benefits of $24 million and deferred tax liabilities of $18 million. The $34 million gain on the transaction was recorded as an increase to additional capital paid-in since the transaction was between entities under common control.
ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.
Broker-Dealer agreement
The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies and exclusive financial specialists. For these services, the Company incurred commission and other distribution expenses of $3 million, $9 million and $9 million of 2018, 2017 and 2016, respectively.
Structured settlement annuities
The Company previously issued structured settlement annuities, a type of immediate annuity, to fund structured settlements in matters involving AIC. In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.59 billion and $4.63 billion as of December 31, 2018 and 2017, respectively.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).
Surplus notes
On December 2, 2016, the Company purchased for cash a $40 million 3.07% surplus note due December 2, 2036 that was issued by AAC. No payment of principal or interest is permitted on the surplus note without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. The surplus note is classified as fixed income securities on the Consolidated Statements of Financial Position. The Company recorded investment income on this surplus note of $1 million in both 2018 and 2017 and $99 thousand in 2016.
The Company incurred interest expense related to the $325 million surplus notes due to Kennett of $15 million in 2016. The surplus notes were redeemed in 2017.
Liquidity and intercompany loan agreements
The Company is party to an Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) with certain of its affiliates, which include, but are not limited to, AIC, AAC and the Corporation. The Liquidity Agreement allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower, AAC and certain other affiliates serve only as borrowers, and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will

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bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2018 or 2017.
In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2018 or 2017.
Road Bay Investments, LLC (“RBI”), a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement (“Credit Agreement”) with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2018 or 2017.
Capital support agreement
The Company has a capital support agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%. AIC’s obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P’s, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. During 2018 and 2017, no capital had been provided by AIC under this agreement.
External financing agreement
In January 2017, ALIC Reinsurance Company (“ALIC Re”), a wholly owned subsidiary of the Company, entered into a master transaction agreement with Bueller Financing LLC (“Bueller”), an external financing provider. In accordance with the agreement, Bueller issued a variable funding puttable note (“credit-linked note”) that is held in a trust. The credit-linked note can be put back to Bueller for cash in the event certain ALIC Re statutory reserves and capital are depleted. The balance of the credit-linked note will vary based on the statutory reserve balance with a maximum value of $1.75 billion. The impacts of the agreement are eliminated in consolidation and have no impact on the Consolidated Statements of Financial Position.
Dividends
The Company paid dividends of $250 million and $600 million to AIC in the form of cash in 2018 and 2017, respectively.

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5. Investments
Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses
December 31, 2018
U.S. government and agencies	$740	$33	$—	$773
Municipal	1,997	202	(4)	2,195
Corporate	17,521	433	(381)	17,573
Foreign government	170	9	—	179
ABS	429	3	(3)	429
RMBS	154	44	(1)	197
CMBS	33	7	—	40
Redeemable preferred stock	13	1	—	14
Total fixed income securities	$21,057	$732	$(389)	$21,400

December 31, 2017
U.S. government and agencies	$768	$38	$(2)	$804
Municipal	2,001	275	(3)	2,273
Corporate	18,262	960	(86)	19,136
Foreign government	279	20	—	299
ABS	383	6	(4)	385
RMBS	205	49	(1)	253
CMBS	93	6	(2)	97
Redeemable preferred stock	13	1	—	14
Total fixed income securities	$22,004	$1,355	$(98)	$23,261

Scheduled maturities
The scheduled maturities for fixed income securities are as follows as of December 31, 2018:

($ in millions)	Amortized cost	Fair value
Due in one year or less	$1,193	$1,205
Due after one year through five years	8,135	8,207
Due after five years through ten years	7,220	7,132
Due after ten years	3,893	4,190
	20,441	20,734
ABS, RMBS and CMBS	616	666
Total	$21,057	$21,400
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

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Net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Fixed income securities	$991	$1,058	$1,078
Mortgage loans	188	182	193
Equity securities	39	48	40
Limited partnership interests (1)(2)	327	457	292
Short-term investments	21	9	5
Policy loans	31	31	32
Other	91	79	90
Investment income, before expense	1,688	1,864	1,730
Investment expense	(103)	(87)	(71)
Net investment income	$1,585	$1,777	$1,659
_______________

(1)
 Due to the adoption of the recognition and measurement accounting standard on January 1, 2018, limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net investment income.

(2)	Includes net investment income of $213 million for EMA limited partnership interests and $114 million for limited partnership interests carried at fair value for 2018.
Realized capital gains and losses
Realized capital gains (losses) by asset type for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Fixed income securities	$(40)	$(6)	$(59)
Mortgage loans	2	1	—
Equity securities	(124)	21	(22)
Limited partnership interests	(22)	46	(5)
Derivatives	10	(16)	8
Other	(1)	3	1
Realized capital gains (losses)	$(175)	$49	$(77)
Realized capital gains (losses) by transaction type for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Impairment write-downs (1)	$(9)	$(41)	$(101)
Change in intent write-downs (1)	—	(4)	(12)
Net OTTI losses recognized in earnings	(9)	(45)	(113)
Sales (1)	(27)	110	31
Valuation of equity investments (1)(2)	(146)	—	—
Valuation and settlements of derivative instruments	7	(16)	5
Realized capital gains (losses)	$(175)	$49	$(77)
_______________

(1)
Due to the adoption of the recognition and measurement accounting standard, equity securities are reported at fair value with changes in fair value recognized in valuation of equity investments and are no longer included in impairment write-downs, change in intent write-downs and sales.

(2)	Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.
Gross gains of $34 million and gross losses of $66 million were realized on sales of fixed income securities during 2018. Gross gains of $134 million and $184 million and gross losses of $86 million and $171 million were realized on sales of fixed income and equity securities during 2017 and 2016, respectively.
The following table presents the net pre-tax appreciation (decline) during 2018 of equity securities and limited partnership interests carried at fair value still held as of December 31, 2018, recognized in net income.

For the year ended
($ in millions)	December 31, 2018
Equity securities	$(78)
Limited partnership interests carried at fair value	113
Total	$35

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OTTI losses by asset type for the years ended December 31 are as follows:

($ in millions)	2018			2017			2016
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$(1)	$—	$(1)	$—	$—	$—
Corporate	(1)	—	(1)	(7)	3	(4)	(23)	6	(17)
ABS	—	(1)	(1)	(1)	(1)	(2)	(4)	—	(4)
RMBS	(1)	—	(1)	—	(2)	(2)	—	(1)	(1)
CMBS	(4)	(1)	(5)	(9)	1	(8)	(15)	2	(13)
Total fixed income securities	(6)	(2)	(8)	(18)	1	(17)	(42)	7	(35)
Mortgage loans	—	—	—	(1)	—	(1)	—	—	—
Equity securities (1)	—	—	—	(16)	—	(16)	(59)	—	(59)
Limited partnership interests (1)	—	—	—	(9)	—	(9)	(15)	—	(15)
Other	(1)	—	(1)	(2)	—	(2)	(4)	—	(4)
OTTI losses	$(7)	$(2)	$(9)	$(46)	$1	$(45)	$(120)	$7	$(113)
______________

(1)
Due to the adoption of the recognition and measurement accounting standard on January 1, 2018, equity securities and limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net income and are no longer included in the table above.

The total amount of OTTI losses included in AOCI at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amounts exclude $101 million and $113 million as of December 31, 2018 and 2017, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in millions)	December 31, 2018	December 31, 2017
Municipal	$(4)	$(4)
Corporate	(1)	—
ABS	(5)	(8)
RMBS	(32)	(37)
CMBS	(2)	(4)
Total	$(44)	$(53)
Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in millions)	2018	2017	2016
Beginning balance	$(138)	$(176)	$(200)
Additional credit loss for securities previously other-than-temporarily impaired	(7)	(9)	(16)
Additional credit loss for securities not previously other-than-temporarily impaired	(1)	(8)	(19)
Reduction in credit loss for securities disposed or collected	22	54	58
Change in credit loss due to accretion of increase in cash flows	1	1	1
Ending balance	$(123)	$(138)	$(176)
The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an OTTI for the difference between the estimated recovery value and amortized cost is recorded in earnings.

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The portion of the unrealized loss related to factors other than credit remains classified in AOCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.
Unrealized net capital gains and losses
Unrealized net capital gains and losses included in AOCI are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2018		Gains	Losses
Fixed income securities	$21,400	$732	$(389)	$343
Short-term investments	810	—	—	—
Derivative instruments	—	—	—	—
EMA limited partnerships (1)				—
Unrealized net capital gains and losses, pre-tax				343
Amounts recognized for:
Insurance reserves (2)				—
DAC and DSI (3)				(35)
Amounts recognized				(35)
Deferred income taxes				(65)
Unrealized net capital gains and losses, after-tax				$243
____________

(1)
Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(2)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate fixed annuities).

(3)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2017		Gains	Losses
Fixed income securities	$23,261	$1,355	$(98)	$1,257
Equity securities	1,614	311	(3)	308
Short-term investments	725	—	—	—
Derivative instruments (1)	2	2	—	2
EMA limited partnerships				1
Unrealized net capital gains and losses, pre-tax				1,568
Amounts recognized for:
Insurance reserves				(315)
DAC and DSI				(189)
Amounts recognized				(504)
Deferred income taxes				(229)
Unrealized net capital gains and losses, after-tax				$835
____________

(1)	Included in the fair value of derivative instruments is $2 million classified as liabilities.

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Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Fixed income securities	$(914)	$147	$251
Equity securities (1)	—	226	66
Derivative instruments	(2)	(3)	(5)
EMA limited partnerships	(1)	3	—
Total	(917)	373	312
Amounts recognized for:
Insurance reserves	315	(315)	—
DAC and DSI	154	(49)	(78)
Amounts recognized	469	(364)	(78)
Deferred income taxes	94	145	(81)
(Decrease) increase in unrealized net capital gains and losses, after-tax	$(354)	$154	$153
_______________

(1)
Upon adoption of the recognition and measurement accounting standard on January 1, 2018, $308 million of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income. See Note 2 for further details.

Portfolio monitoring
The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential OTTI using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of OTTI for these securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

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The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2018
Fixed income securities
U.S. government and agencies	2	$6	$—	1	$1	$—	$—
Municipal	38	98	(1)	5	26	(3)	(4)
Corporate	1,260	6,799	(218)	370	2,633	(163)	(381)
ABS	30	167	(1)	11	31	(2)	(3)
RMBS	124	11	—	47	10	(1)	(1)
CMBS	3	7	—	2	—	—	—
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	1,458	$7,088	$(220)	436	$2,701	$(169)	$(389)
Investment grade fixed income securities	948	$5,255	$(121)	388	$2,551	$(147)	$(268)
Below investment grade fixed income securities	510	1,833	(99)	48	150	(22)	(121)
Total fixed income securities	1,458	$7,088	$(220)	436	$2,701	$(169)	$(389)

December 31, 2017
Fixed income securities
U.S. government and agencies	17	$443	$(2)	2	$25	$—	$(2)
Municipal	4	14	—	1	11	(3)	(3)
Corporate	456	2,899	(28)	144	1,324	(58)	(86)
ABS	33	170	(1)	8	24	(3)	(4)
RMBS	70	3	—	56	18	(1)	(1)
CMBS	2	1	—	6	23	(2)	(2)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	583	3,530	(31)	217	1,425	(67)	(98)
Equity securities	87	66	(3)	1	—	—	(3)
Total fixed income and equity securities	670	$3,596	$(34)	218	$1,425	$(67)	$(101)
Investment grade fixed income securities	472	$3,192	$(22)	181	$1,320	$(52)	$(74)
Below investment grade fixed income securities	111	338	(9)	36	105	(15)	(24)
Total fixed income securities	583	$3,530	$(31)	217	$1,425	$(67)	$(98)
As of December 31, 2018, $358 million of the $389 million unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $358 million, $252 million are related to unrealized losses on investment grade fixed income securities. Of the remaining $106 million, $93 million have been in an unrealized loss position for less than 12 months. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (“S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates and/or wider credit spreads since the time of initial purchase. The unrealized losses are expected to reverse as the securities approach maturity.
As of December 31, 2018, the remaining $31 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Investment grade fixed income securities comprising $16 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $31 million, $15 million are related to below investment grade fixed income securities. Of these amounts, $2 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2018.
ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, and (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company

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owns, such as overcollateralization and excess spread. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets.
As of December 31, 2018, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.
Limited partnerships
Investments in limited partnership interests include interests in private equity funds, real estate funds and other funds. As of December 31, 2018 and December 31, 2017 the carrying value of EMA limited partnerships totaled $2.51 billion and $2.54 billion, respectively, and limited partnerships carried at fair value as of December 31, 2018, while at cost method as of December 31, 2017, totaled $787 million and $611 million, respectively. Principal factors influencing carrying value appreciation or decline include operating performance, comparable public company earnings multiples, capitalization rates and the economic environment. For equity method limited partnerships, the Company recognizes an impairment loss when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. Changes in fair value limited partnerships are recorded through net investment income and therefore are not tested for impairment.
Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $4.00 billion and $3.88 billion as of December 31, 2018 and 2017, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2018	2017
Texas	15.6%	13.0%
California	15.2	19.6
Illinois	8.5	8.2
New Jersey	7.2	8.0
Florida	6.4	6.7
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2018	2017
Apartment complex	33.5%	29.2%
Office buildings	23.9	23.8
Warehouse	15.9	15.5
Retail	15.0	19.2
Other	11.7	12.3
Total	100.0%	100.0%
The contractual maturities of the mortgage loan portfolio as of December 31, 2018 are as follows:

($ in millions)	Number of loans	Carrying value	Percent
2019	5	$108	2.7%
2020	13	110	2.8
2021	39	428	10.7
2022	28	401	10.0
Thereafter	178	2,948	73.8
Total	263	$3,995	100.0%
Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell or present value of the loan’s expected future repayment cash flows. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment

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evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2018.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects the carrying value of non-impaired mortgage loans summarized by debt service coverage ratio distribution as of December 31.

($ in millions)	2018			2017
Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$6	$15	$21	$3	$—	$3
1.0 - 1.25	221	—	221	326	—	326
1.26 - 1.50	1,048	—	1,048	1,033	15	1,048
Above 1.50	2,659	42	2,701	2,482	13	2,495
Total non-impaired mortgage loans	$3,934	$57	$3,991	$3,844	$28	$3,872
Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.
The net carrying value of impaired mortgage loans as of December 31 is as follows:

($ in millions)	2018	2017
Impaired mortgage loans with a valuation allowance	$4	$4
Impaired mortgage loans without a valuation allowance	—	—
Total impaired mortgage loans	$4	$4
Valuation allowance on impaired mortgage loans	$3	$3

The average balance of impaired loans was $4 million, $7 million and $6 million during 2018, 2017 and 2016, respectively.
The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Beginning balance	$3	$3	$3
Net increase in valuation allowance	—	1	—
Charge offs	—	(1)	—
Ending balance	$3	$3	$3
Payments on all mortgage loans were current as of December 31, 2018, 2017 and 2016.

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Municipal bonds
The Company maintains a diversified portfolio of municipal bonds which totaled $2.20 billion and $2.27 billion as of December 31, 2018 and 2017, respectively. The municipal bond portfolio includes general obligations of state and local issuers and revenue bonds (including pre-refunded bonds, which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest). The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2018	2017
Texas	17.6%	16.9%
California	15.0	15.1
Oregon	9.8	9.4
New York	5.7	5.2
Short-term investments
Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. As of December 31, 2018 and 2017, the fair value of short-term investments totaled $810 million and $725 million, respectively.
Policy loans
Policy loans are carried at unpaid principal balances. As of both December 30, 2018 and 2017, the carrying value of policy loans totaled $561 million.
Other investments
Other investments primarily consist of agent loans, bank loans, real estate and derivatives. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Real estate is carried at cost less accumulated depreciation. Derivatives are carried at fair value. The following table summarizes other investments by asset type.

($ in millions)	December 31, 2018	December 31, 2017
Agent loans	$620	$538
Bank loans	422	437
Real estate	228	157
Derivatives and other	30	122
Total	$1,300	$1,254
Concentration of credit risk
As of December 31, 2018, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity, other than the U.S. government and its agencies.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2018 and 2017, fixed income and equity securities with a carrying value of $502 million and $524 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million, $1 million and $2 million in 2018, 2017 and 2016, respectively.
Other investment information
Included in fixed income securities are below investment grade assets totaling $2.57 billion and $2.91 billion as of December 31, 2018 and 2017, respectively.
As of December 31, 2018, fixed income securities and short-term investments with a carrying value of $21 million were on deposit with regulatory authorities as required by law.
As of December 31, 2018, the carrying value of fixed income securities and other investments that were non-income producing was $63 million.

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6. Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2: Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, bank loans, agent loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements.

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In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis
Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•
Short-term: Comprise U.S. Treasury bills valued based on unadjusted quoted prices for identical assets in active markets that the Company can access and actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•
Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values that are readily determinable for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - public: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
ABS - collateralized debt obligations (“CDO”) and ABS - consumer and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS - CDO and ABS - consumer and other are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.
RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.
Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•	Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

•	Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

•	Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
Over-the-counter (“OTC”) derivatives, including interest rate swaps, foreign currency swaps, total return swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such

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as interest rate yield curves, implied volatilities, index price levels, currency rates, and credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements

•	Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable.
Corporate - public and Corporate - privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
ABS - CDO, ABS - consumer and other: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•
Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

•
Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

•
Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis
Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell.
Investments excluded from the fair value hierarchy
Limited partnerships carried at fair value, which do not have readily determinable fair values, use NAV provided by the investees and are excluded from the fair value hierarchy. These investments are generally not redeemable by the investees and generally cannot be sold without approval of the general partner. The Company receives distributions of income and proceeds from the liquidation of the underlying assets of the investees, which usually takes place in years 4-9 of the typical contractual life of 10-12 years. As of December 31, 2018, the Company has commitments to invest $277 million in these limited partnership interests.

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The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2018.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2018
Assets
Fixed income securities:
U.S. government and agencies	$493	$280	$—		$773
Municipal	—	2,156	39		2,195
Corporate - public	—	11,891	33		11,924
Corporate - privately placed	—	5,552	97		5,649
Foreign government	—	179	—		179
ABS - CDO	—	26	6		32
ABS - consumer and other	—	381	16		397
RMBS	—	197	—		197
CMBS	—	40	—		40
Redeemable preferred stock	—	14	—		14
Total fixed income securities	493	20,716	191		21,400
Equity securities	1,182	14	129		1,325
Short-term investments	443	367	—		810
Other investments: Free-standing derivatives	—	30	1	$(8)	23
Separate account assets	2,783	—	—		2,783
Total recurring basis assets	$4,901	$21,127	$321	$(8)	$26,341
% of total assets at fair value	18.6%	80.2%	1.2%	—%	100%

Investments reported at NAV					787
Total					$27,128

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(223)		$(223)
Other liabilities: Free-standing derivatives	—	(7)	—	$2	(5)
Total recurring basis liabilities	$—	$(7)	$(223)	$2	$(228)
% of total liabilities at fair value	—%	3.1%	97.8%	(0.9)%	100%

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The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2017.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2017
Assets
Fixed income securities:
U.S. government and agencies	$488	$316	$—		$804
Municipal	—	2,216	57		2,273
Corporate - public	—	13,168	49		13,217
Corporate - privately placed	—	5,699	220		5,919
Foreign government	—	299	—		299
ABS - CDO	—	38	10		48
ABS - consumer and other	—	297	40		337
RMBS	—	253	—		253
CMBS	—	97	—		97
Redeemable preferred stock	—	14	—		14
Total fixed income securities	488	22,397	376		23,261
Equity securities	1,508	16	90		1,614
Short-term investments	110	615	—		725
Other investments: Free-standing derivatives	—	117	1	$(3)	115
Separate account assets	3,422	—	—		3,422
Total recurring basis assets	$5,528	$23,145	$467	$(3)	$29,137
% of total assets at fair value	19.0%	79.4%	1.6%	—%	100.0%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(284)		$(284)
Other liabilities: Free-standing derivatives	—	(62)	—	$1	(61)
Total recurring basis liabilities	$—	$(62)	$(284)	$1	$(345)
% of total liabilities at fair value	—%	18.0%	82.3%	(0.3)%	100%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2018
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(184)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.74%
December 31, 2017
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(250)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.74%

The embedded derivatives are equity-indexed and forward starting options in certain life and annuity products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2018 and 2017, Level 3 fair value measurements of fixed income securities total $191 million and $376 million, respectively, and include $80 million and $237 million, respectively, of securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2017	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$57	$—	$(2)	$—	$(16)
Corporate - public	49	—	(2)	3	(3)
Corporate - privately placed	220	(2)	(2)	10	(101)
ABS - CDO	10	—	—	—	—
ABS - consumer and other	40	—	—	12	(18)
Total fixed income securities	376	(2)	(6)	25	(138)
Equity securities	90	16	—	—	—
Free-standing derivatives, net	1	—	—	—	—
Total recurring Level 3 assets	$467	$14	$(6)	$25	$(138)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(284)	$57	$—	$—	$—
Total recurring Level 3 liabilities	$(284)	$57	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2018
Assets
Fixed income securities:
Municipal	$2	$(2)	$—	$—	$39
Corporate - public	—	(11)	—	(3)	33
Corporate - privately placed	12	—	—	(40)	97
ABS - CDO	—	—	—	(4)	6
ABS - consumer and other	20	(19)	—	(19)	16
Total fixed income securities	34	(32)	—	(66)	191
Equity securities	30	(7)	—	—	129
Free-standing derivatives, net	—	—	—	—	1	(2)
Total recurring Level 3 assets	$64	$(39)	$—	$(66)	$321
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$6	$(223)
Total recurring Level 3 liabilities	$—	$—	$(2)	$6	$(223)
_____________________

(1)
The effect to net income totals $71 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $14 million in realized capital gains and losses, $62 million in interest credited to contractholder funds and $(5) million in contract benefits.

(2)	Comprises $1 million of assets.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2017.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2016	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$59	$—	$2	$—	$—
Corporate - public	47	1	—	3	(15)
Corporate - privately placed	264	7	(2)	11	(16)
ABS - CDO	27	—	6	4	(10)
ABS - consumer and other	42	—	—	—	(26)
Total fixed income securities	439	8	6	18	(67)
Equity securities	76	8	3	—	—
Free-standing derivatives, net	(2)	3	—	—	—
Other assets	1	(1)	—	—	—
Total recurring Level 3 assets	$514	$18	$9	$18	$(67)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(289)	$1	$—	$—	$—
Total recurring Level 3 liabilities	$(289)	$1	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2017
Assets
Fixed income securities:
Municipal	$—	$(2)	$—	$(2)	$57
Corporate - public	17	—	—	(4)	49
Corporate - privately placed	20	(30)	—	(34)	220
ABS - CDO	5	—	—	(22)	10
ABS - consumer and other	29	—	—	(5)	40
Total fixed income securities	71	(32)	—	(67)	376
Equity securities	13	(10)	—	—	90
Free-standing derivatives, net	—	—	—	—	1	(2)
Other assets	—	—	—	—	—
Total recurring Level 3 assets	$84	$(42)	$—	$(67)	$467
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$6	$(284)
Total recurring Level 3 liabilities	$—	$—	$(2)	$6	$(284)
 ____________________

(1)
The effect to net income totals $19 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $9 million in realized capital gains and losses, $10 million in net investment income, $(9) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2016.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2015	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$78	$12	$(8)	$6	$—
Corporate - public	44	—	—	16	(15)
Corporate - privately placed	447	15	18	16	(277)
ABS - CDO	53	1	5	8	(1)
ABS - consumer and other	44	—	(3)	3	(7)
Total fixed income securities	666	28	12	49	(300)
Equity securities	60	(15)	5	—	(4)
Free-standing derivatives, net	(7)	6	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$720	$19	$17	$49	$(304)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(299)	$6	$—	$—	$—
Total recurring Level 3 liabilities	$(299)	$6	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2016
Assets
Fixed income securities:
Municipal	$—	$(27)	$—	$(2)	$59
Corporate - public	6	(3)	—	(1)	47
Corporate - privately placed	108	(15)	—	(48)	264
ABS - CDO	—	(2)	—	(37)	27
ABS - consumer and other	7	—	—	(2)	42
Total fixed income securities	121	(47)	—	(90)	439
Equity securities	32	(2)	—	—	76
Free-standing derivatives, net	—	—	—	(1)	(2)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$153	$(49)	$—	$(91)	$514
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(3)	$7	$(289)
Total recurring Level 3 liabilities	$—	$—	$(3)	$7	$(289)
_________________________

(1)
The effect to net income totals $25 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $8 million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets and $3 million of liabilities.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source, including situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider resulting in the price becoming stale or replaced with a broker quote whose inputs have not been corroborated to be market observable. This situation will result in the transfer of a security into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.
There were no transfers between Level 1 and Level 2 during 2018, 2017 or 2016.

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Transfers into Level 3 during 2018, 2017 and 2016 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2018, 2017 and 2016 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
The table below provides valuation changes included in net income for Level 3 assets and liabilities held as of December 31.

($ in millions)	2018	2017	2016
Assets
Fixed income securities:
Municipal	$—	$—	$2
Corporate	—	1	1
Total fixed income securities	—	1	3
Equity securities	16	9	(15)
Free-standing derivatives, net	—	—	5
Other assets	—	(1)	—
Total recurring Level 3 assets	$16	$9	$(7)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$57	$1	$6
Total recurring Level 3 liabilities	$57	$1	$6
The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was held and determined to be in Level 3. These gains and losses total $73 million in 2018 and are reported as follows: $16 million in realized capital gains and losses, $62 million in interest credited to contractholder funds and $(5) million in contract benefits. These gains and losses total $10 million in 2017 and are reported as follows: $10 million in net investment income, $(9) million in interest credited to contractholder funds and $9 million in contract benefits. These gains and losses total $(1) million in 2016 and are reported as follows: $(18) million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits.
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.
Financial assets

($ in millions)		December 31, 2018		December 31, 2017
	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	Level 3	$3,995	$4,028	$3,876	$4,052
Bank loans	Level 3	422	408	437	437
Agent loans	Level 3	620	617	538	536
Financial liabilities

($ in millions)		December 31, 2018		December 31, 2017
	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	Level 3	$9,213	$9,629	$10,331	$11,036
Liability for collateral	Level 2	525	525	542	542
Notes due to related parties	Level 3	140	138	140	141
7. Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company uses derivatives for risk reduction and to increase investment portfolio returns through asset replication. Risk reduction activity is focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations. Asset replication refers to the “synthetic” creation of assets through the use of derivatives. The Company replicates fixed income securities using a combination of a credit default swap, index total return swap or a foreign currency forward contract and one or more highly rated fixed income securities, primarily investment grade host bonds, to synthetically replicate the economic

34

characteristics of one or more cash market securities. The Company replicates equity securities using futures, index total return swaps and options to increase equity exposure.
The Company utilizes several derivative strategies to manage risk. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Fixed income index total return swaps are used to offset valuation losses in the fixed income portfolio during periods of declining market values. Credit default swaps are typically used to mitigate the credit risk within the Company’s fixed income portfolio. Futures and options are used for hedging the equity exposure contained in the Company’s equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses equity index total return swaps, options and futures to offset valuation losses in the equity portfolio during periods of declining equity market values. Foreign currency swaps and forwards are primarily used by the Company to reduce the foreign currency risk associated with holding foreign currency denominated investments.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are equity options in life and annuity product contracts, which provide returns linked to equity indices to contractholders.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.
The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position.
For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from AOCI and are reported in net income in the same period the forecasted transactions being hedged impact net income.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

35

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2018.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	$6	n/a	$—	$—	$—
Futures	Other assets	—	330	—	—	—
Equity and index contracts
Options	Other investments	—	3,440	21	21	—
Futures	Other assets	—	26	—	—	—
Total return index contracts
Total return swap agreements - fixed income	Other investments	7	n/a	—	—	—
Total return swap agreements - equity index	Other investments	10	n/a	(1)	—	(1)
Foreign currency contracts
Foreign currency forwards	Other investments	240	n/a	8	8	—
Credit default contracts
Credit default swaps – buying protection	Other investments	27	n/a	—	1	(1)
Other contracts
Other	Other investments	2	n/a	—	—	—
Total asset derivatives		$292	3,796	$28	$30	$(2)

Liability derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$31	n/a	$1	$1	$—
Equity and index contracts
Options	Other liabilities & accrued expenses	—	3,266	(5)	—	(5)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	169	n/a	(25)	—	(25)
Guaranteed withdrawal benefits	Contractholder funds	210	n/a	(14)	—	(14)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,696	n/a	(184)	—	(184)
Credit default contracts
Credit default swaps – selling protection	Other liabilities & accrued expenses	1	n/a	—	—	—
Total liability derivatives		2,107	3,266	(227)	$1	$(228)
Total derivatives		$2,399	7,062	$(199)
_________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

36

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2017.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	$15	n/a	$—	$—	$—
Equity and index contracts
Options	Other investments	—	4,485	114	114	—
Credit default contracts
Credit default swaps – buying protection	Other investments	3	n/a	—	—	—
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other	Other assets	3	n/a	—	—	—
Total asset derivatives		$101	4,485	$115	$115	$—

Liability derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other liabilities & accrued expenses	$19	n/a	$2	$2	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	30	n/a	1	1	—
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	—	4,464	(53)	—	(53)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	207	n/a	(8)	—	(8)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	225	n/a	(22)	—	(22)
Guaranteed withdrawal benefits	Contractholder funds	274	n/a	(12)	—	(12)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,735	n/a	(250)	—	(250)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	34	n/a	(1)	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	1	n/a	—	—	(1)
Subtotal		2,506	4,464	(345)	1	(346)
Total liability derivatives		2,525	4,464	(343)	$3	$(346)
Total derivatives		$2,626	8,949	$(228)
__________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

37

The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in millions)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2018
Asset derivatives	$10	$(3)	$(5)	$2	$—	$2
Liability derivatives	(2)	3	(1)	—	—	—

December 31, 2017
Asset derivatives	$4	$(3)	$—	$1	$—	$1
Liability derivatives	(10)	3	(2)	(9)	3	(6)
The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for the years ended December 31. There was no hedge ineffectiveness reported in realized gains and losses in 2018, 2017 or 2016.

($ in millions)	2018	2017	2016
Gain (loss) recognized in OCI on derivatives during the period	$1	$(2)	$(1)
Gain recognized in OCI on derivatives during the term of the hedging relationship	—	2	5
Gain reclassified from AOCI into income (net investment income)	—	1	1
Gain reclassified from AOCI into income (realized capital gains and losses)	3	—	3
The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income. In 2018, 2017 and 2016, the Company had no derivatives used in fair value hedging relationships.

($ in millions)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2018
Interest rate contracts	$1	$—	$—	$1
Equity and index contracts	(4)	—	(23)	(27)
Embedded derivative financial instruments	—	(5)	66	61
Foreign currency contracts	12	—	—	12
Total return swaps - fixed income	(1)	—	—	(1)
Total return swaps - equity	(1)	—	—	(1)
Total	$7	$(5)	$43	$45

2017
Equity and index contracts	$(4)	$—	$45	$41
Embedded derivative financial instruments	—	9	(5)	4
Foreign currency contracts	(14)	—	—	(14)
Credit default contracts	2	—	—	2
Total	$(16)	$9	$40	$33

2016
Equity and index contracts	$(4)	$—	$18	$14
Embedded derivative financial instruments	—	9	1	10
Foreign currency contracts	6	—	—	6
Credit default contracts	3	—	—	3
Total	$5	$9	$19	$33
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2018, counterparties pledged $8 million in collateral to the Company, and the Company pledged $2 million in cash and securities to counterparties. The Company

38

has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.
For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts. As of December 31, 2018 the Company pledged $7 million in the form of margin deposits.
The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in millions)	2018				2017
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	3	$283	$9	$1	2	$59	$3	$—
A	1	23	—	—	—	—	—	—
Total	4	$306	$9	$1	2	$59	$3	$—
_________________________

(1)	Allstate uses the lower of S&P or Moody’s long-term debt issuer ratings.

(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative agreement or a specific trade on certain dates if AIC’s, ALIC’s or Allstate Life Insurance Company of New York’s (“ALNY”) financial strength credit ratings by Moody’s or S&P fall below a certain level. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on AIC’s, ALIC’s or ALNY’s financial strength credit ratings by Moody’s or S&P, or in the event AIC, ALIC or ALNY are no longer rated by either Moody’s or S&P.
The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2018	2017
Gross liability fair value of contracts containing credit-risk-contingent features	$2	$12
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(2)	(5)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	—	(3)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$—	$4
Credit derivatives - selling protection
A credit default swap (“CDS”) is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. In selling protection, CDSs are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDSs typically have a five-year term.

39

The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
December 31, 2018
Single name
Corporate debt	$—	$—	$—	$1	$1	$—
Total	$—	$—	$—	$1	$1	$—

December 31, 2017
Single name
Corporate debt	$—	$—	$—	$1	$1	$—
Index
Corporate debt	1	19	45	15	80	1
Total	$1	$19	$45	$16	$81	$1
In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default (“FTD”) structure or credit derivative index (“CDX”) that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity’s name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.
The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in millions)	2018	2017
Commitments to invest in limited partnership interests	$1,195	$1,345
Private placement commitments	7	27
Other loan commitments	176	87
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Private placement commitments represent commitments to purchase private placement debt and private equity securities at a future date. The Company enters into these agreements in the normal course of business. The fair value of the debt commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final. Because the private equity securities are not actively traded, it is not practical to estimate fair value of the commitments.
Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates.

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Commitments have either fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.
8. Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2018	2017
Immediate fixed annuities:
Structured settlement annuities	$6,701	$6,994
Other immediate fixed annuities	1,709	1,850
Traditional life insurance	2,517	2,458
Accident and health insurance	203	238
Other	109	85
Total reserve for life-contingent contract benefits	$11,239	$11,625
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.9% to 9.0%	Present value of contractually specified future benefits
Other immediate fixed annuities
1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table; 1983 individual annuity mortality table with internal modifications
		Interest rate assumptions range from 0.0% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 7.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________

(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability is included in the reserve for life-contingent contract benefits with respect to this deficiency. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in AOCI. The liability was zero and $315 million as of December 31, 2018 and 2017, respectively.
As of December 31, contractholder funds consist of the following:

($ in millions)	2018	2017
Interest-sensitive life insurance	$7,369	$7,387
Investment contracts:
Fixed annuities	9,645	10,790
Other investment contracts	456	415
Total contractholder funds	$17,470	$18,592

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The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0.0% to 10.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities
Interest rates credited range from 0.0% to 9.8% for immediate annuities; (8.0)% to 10.8% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 6.0% for all other products

Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 13.5% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
______________________

(1)	In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Balance, beginning of year	$18,592	$19,470	$20,542
Deposits	863	909	969
Interest credited	597	635	672
Benefits	(810)	(871)	(947)
Surrenders and partial withdrawals	(1,095)	(960)	(1,014)
Maturities of and interest payments on institutional products	—	—	(86)
Contract charges	(645)	(655)	(665)
Net transfers from separate accounts	7	4	5
Other adjustments	(39)	60	(6)
Balance, end of year	$17,470	$18,592	$19,470
The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuity contracts’ separate accounts with guarantees included $2.45 billion and $3.00 billion of equity, fixed income and balanced mutual funds and $245 million and $322 million of money market mutual funds as of December 31, 2018 and 2017, respectively.

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The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2018	2017
In the event of death
Separate account value	$2,694	$3,323
Net amount at risk (1)	$605	$453
Average attained age of contractholders	71 years	70 years
At annuitization (includes income benefit guarantees)
Separate account value	$778	$944
Net amount at risk (2)	$264	$202
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$190	$253
Net amount at risk (3)	$16	$10
Accumulation at specified dates
Separate account value	$129	$170
Net amount at risk (4)	$26	$17
Weighted average waiting period until guarantee date	4 years	5 years
____________

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

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The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2017 (1)	$261	$28	$80	$369
Less reinsurance recoverables	87	25	34	146
Net balance as of December 31, 2017	174	3	46	223
Incurred guarantee benefits	24	—	13	37
Paid guarantee benefits	(2)	—	—	(2)
Net change	22	—	13	35
Net balance as of December 31, 2018	196	3	59	258
Plus reinsurance recoverables	111	35	39	185
Balance, December 31, 2018 (2)	$307	$38	$98	$443

Balance, December 31, 2016 (3)	$244	$43	$77	$364
Less reinsurance recoverables	101	40	43	184
Net balance as of December 31, 2016	143	3	34	180
Incurred guarantee benefits	33	—	12	45
Paid guarantee benefits	(2)	—	—	(2)
Net change	31	—	12	43
Net balance as of December 31, 2017	174	3	46	223
Plus reinsurance recoverables	87	25	34	146
Balance, December 31, 2017 (1)	$261	$28	$80	$369
____________

(1)
Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $26 million, variable annuity accumulation benefits of $22 million, variable annuity withdrawal benefits of $12 million and other guarantees of $224 million.

(2)
Included in the total liability balance as of December 31, 2018 are reserves for variable annuity death benefits of $109 million, variable annuity income benefits of $36 million, variable annuity accumulation benefits of $25 million, variable annuity withdrawal benefits of $14 million and other guarantees of $259 million.

(3)
Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $100 million, variable annuity income benefits of $40 million, variable annuity accumulation benefits of $34 million, variable annuity withdrawal benefits of $9 million and other guarantees of $181 million.

9. Reinsurance
The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.
For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

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In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.36 billion and $1.35 billion as of December 31, 2018 and 2017, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2018, premiums and contract charges of $72 million, contract benefits of $87 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $14 million were ceded to Prudential. In 2017, premiums and contract charges of $76 million, contract benefits of $7 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In 2016, premiums and contract charges of $78 million, contract benefits of $21 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In addition, as of December 31, 2018 and 2017 the Company had reinsurance recoverables of $118 million and $139 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.
The Company is the assuming reinsurer for Lincoln Benefit Life Company’s (“LBL’s”) life insurance business sold through the Allstate agency channel and LBL’s payout annuity business in force prior to the sale of LBL on April 1, 2014. Under the terms of the reinsurance agreement, the Company is required to have a trust with assets greater than or equal to the statutory reserves ceded by LBL to the Company, measured on a monthly basis. As of December 31, 2018, the trust held $5.94 billion of investments, which are reported in the Consolidated Statement of Financial Position.
As of December 31, 2018, the gross life insurance in force was $414.52 billion of which $4.84 billion and $78.33 billion were ceded to affiliated and unaffiliated reinsurers, respectively.
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Direct	$743	$734	$715
Assumed
Affiliate	241	227	138
Non-affiliate	741	772	803
Ceded
Affiliate	(51)	(52)	(53)
Non-affiliate	(275)	(288)	(294)
Premiums and contract charges, net of reinsurance	$1,399	$1,393	$1,309
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Direct	$1,062	$1,003	$999
Assumed
Affiliate	149	130	90
Non-affiliate	484	505	522
Ceded
Affiliate	(35)	(33)	(36)
Non-affiliate	(214)	(175)	(188)
Contract benefits, net of reinsurance	$1,446	$1,430	$1,387
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Direct	$533	$546	$598
Assumed
Affiliate	8	8	9
Non-affiliate	104	131	116
Ceded
Affiliate	(20)	(21)	(21)
Non-affiliate	(24)	(25)	(25)
Interest credited to contractholder funds, net of reinsurance	$601	$639	$677

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Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

($ in millions)	2018	2017
Annuities	$1,369	$1,357
Life insurance	1,183	1,243
Other	53	80
Total	$2,605	$2,680
As of December 31, 2018 and 2017, approximately 78% and 77%, respectively, of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P.
10. Deferred Policy Acquisition and Sales Inducement Costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Balance, beginning of year	$1,156	$1,187	$1,314
Acquisition costs deferred	78	122	79
Amortization charged to income	(146)	(152)	(134)
Effect of unrealized gains and losses	144	(46)	(72)
Reinsurance assumed from AAC	—	45	—
Balance, end of year	$1,232	$1,156	$1,187
DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2018	2017	2016
Balance, beginning of year	$36	$40	$45
Sales inducements deferred	—	—	1
Amortization charged to income	(4)	(4)	(5)
Effect of unrealized gains and losses	2	—	(1)
Balance, end of year	$34	$36	$40
11. Guarantees and Contingent Liabilities
Guaranty funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. Since most states allow a credit against premium or other state related taxes for assessments, an asset is recorded based on paid and accrued assessments for the amount the Company expects to recover on the respective state’s tax return and is realized over the period allocated by each state. As of both December 31, 2018 and 2017, the liability balance included in other liabilities and accrued expenses was $4 million. The related premium tax offsets included in other assets were $7 million and $10 million as of December 31, 2018 and 2017, respectively.
Guarantees
Related to the sale of LBL on April 1, 2014, the Company agreed to indemnify Resolution Life Holdings, Inc. in connection with certain representations, warranties and covenants of the Company, and certain liabilities specifically excluded from the transaction, subject to specific contractual limitations regarding the Company’s maximum obligation. Management does not believe these indemnifications will have a material effect on results of operations, cash flows or financial position of the Company.
Related to the disposal through reinsurance of substantially all of the Company’s variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company’s provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

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The aggregate liability balance related to all guarantees was not material as of December 31, 2018.
In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
Regulation and compliance
The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agency and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, impose additional regulations regarding cybersecurity and privacy, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies, international agencies, and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
12. Income Taxes
ALIC and its subsidiaries (the “Allstate Life Group”) join with the Corporation (the “Allstate Group”) in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group’s annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.
Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are adjusted through income tax expense as changes in tax laws or rates are enacted.
Tax Legislation
On December 22, 2017, the Tax Legislation became effective and impacted the Company generally in four areas:
1.Amended the U.S. Internal Revenue Code of 1986, as amended, which among other items, permanently reduced the corporate income tax rate from a maximum of 35% to 21% beginning January 1, 2018. As a result, the corporate tax rate is not comparable between periods.
2.Changed international taxation to a modified territorial tax system whereby U.S. federal income taxes are generally eliminated on dividends from foreign subsidiaries, and certain earnings of controlled foreign corporations are included in U.S. federal taxable income.
3.Contained several other provisions, such as limitations of deductibility of executive compensation, meals and entertainment and lobbying expenses and changes to the dividends received deduction.
4.Affected the timing of certain tax deductions for reserves and deferred acquisition costs, but does not impact the Company’s overall income tax expense.
The Company recorded a net tax benefit of $514 million, recognized as a reduction to income tax expense in the Company’s Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2017. The net benefit was primarily due to re-measurement of the Company’s deferred tax assets and liabilities from 35% to 21% partially offset by the impact of the transition tax on deemed repatriation of deferred non-U.S. income. The Company’s effective income tax rate benefit for 2017 was 38.7% and included this one-time benefit of 71.8%.

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During 2018, the impact of the Tax Legislation was adjusted from the Company’s preliminary estimates due to, among other things, changes in interpretations and assumptions the Company previously made, guidance that was issued and actions the Company took as a result of the Tax Legislation, resulting in a net tax benefit of $53 million, recognized as a reduction to income tax expense in the Company’s Consolidated Statements of Operations and Comprehensive Income. The accounting for income tax effects of the Tax Legislation has been completed.
The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2015 and 2016 federal income tax returns, with the 2017 tax year exam scheduled to begin mid-2019. The 2015-2017 cycle is expected to be completed in 2020. The 2013 and 2014 federal income tax return audit is complete through the exam phase and the Allstate Group will progress to the appeals process for one unagreed issue in 2019. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the consolidated financial statements.
The Company recognizes tax positions in the consolidated financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the consolidated financial statements.
The Company had $14 million, $2 million and $1 million liability for unrecognized tax benefits as of December 31, 2018, 2017 and 2016, respectively. The change in the liability for unrecognized tax benefits in 2018 related to the increase for tax positions taken in the current year. The change in the liability for unrecognized tax benefits in 2017 related to the increase for tax positions taken in a prior year. The Company believes it is reasonably possible that a decrease of up to $2 million in unrecognized tax benefits may occur within the next twelve months due to IRS settlements.
The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2018	2017
Deferred tax assets
Deferred reinsurance gain	$7	$8
Other assets	1	2
Total deferred tax assets	8	10
Deferred tax liabilities
Life and annuity reserves	(223)	(269)
DAC	(201)	(221)
Investments	(131)	(79)
Unrealized net capital gains	(65)	(223)
Other liabilities	(51)	(54)
Total deferred tax liabilities	(671)	(846)
Net deferred tax liability	$(663)	$(836)
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
The components of income tax expense (benefit) for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Current	$116	$104	$24
Deferred	(99)	(382)	120
Total income tax expense (benefit)	$17	$(278)	$144
The Company paid taxes of $30 million in 2018 and received refunds of $1 million and $22 million in 2017 and 2016, respectively. The Company had current income tax payable of $78 million and $56 million as of December 31, 2018 and 2017, respectively.

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A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2018	2017	2016
Statutory federal income tax rate - expense	21.0%	35.0%	35.0%
Tax Legislation benefit	(14.0)	(71.8)	—
Tax credits	(3.2)	(1.7)	(3.3)
Dividends received deduction	(0.7)	(0.6)	(1.3)
Adjustments to prior year tax liabilities	(0.3)	(0.3)	—
State income taxes	1.5	0.6	0.3
Non-deductible expenses	—	0.1	0.2
Other	0.1	—	0.1
Effective income tax rate expense (benefit)	4.4%	(38.7)%	31.0%
13. Capital Structure
Debt outstanding
All of the Company’s outstanding debt as of December 31, 2018 and 2017 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $5 million, $6 million and $15 million of interest on debt in 2018, 2017 and 2016, respectively.
The Company had $62 million and $34 million of investment-related debt that is reported in other liabilities and accrued expenses as of December 31, 2018 and 2017, respectively.
14. Statutory Financial Information and Dividend Limitations
ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.
All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
Statutory net income of ALIC and its insurance subsidiaries was $410 million, $279 million and $192 million in 2018, 2017 and 2016, respectively. Statutory capital and surplus was $3.47 billion and $3.41 billion as of December 31, 2018 and 2017, respectively.
Dividend Limitations
The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance (“IL DOI”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company paid dividends of $250 million in 2018. The maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2019 is $347 million, less dividends paid during the preceding twelve months measured at that point in time.  The payment of a dividend in excess of this amount requires 30 days advance written notice to the IL DOI. The dividend is deemed approved, unless the IL DOI disapproves it within the 30 day notice period. Additionally, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $323 million as of December 31, 2018, and cannot result in capital and surplus being less than the minimum amount required by law.
ALIC may receive dividends from time to time from its insurance subsidiaries. The ability of these insurance subsidiaries to pay dividends is generally dependent on business conditions, income, cash requirements, and other relevant factors. The maximum amount of dividends insurance subsidiaries can pay to ALIC without prior DOI approval at any given point during 2019 is $64 million. ALIC did not receive dividends from its insurance subsidiaries during 2018 or 2017.
Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain adjusted statutory capital

49

and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total adjusted statutory capital and surplus and authorized control level RBC of ALIC were $3.90 billion and $680 million, respectively, as of December 31, 2018. ALIC’s insurance subsidiaries are included as a component of ALIC’s total statutory capital and surplus.
Intercompany transactions
Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.
15. Benefit Plans
Pension and other postretirement plans
Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $2 million, $7 million and $7 million in 2018, 2017 and 2016, respectively.
The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.
Allstate 401(k) Savings Plan
Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $5 million, $4 million and $4 million in 2018, 2017 and 2016, respectively.
16. Other Comprehensive Income
The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2018			2017			2016
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$(483)	$101	$(382)	$51	$(18)	$33	$134	$(46)	$88
Less: reclassification adjustment of realized capital gains and losses	(35)	7	(28)	43	(15)	28	(100)	35	(65)
Unrealized net capital gains and losses	(448)	94	(354)	8	(3)	5	234	(81)	153
Unrealized foreign currency translation adjustments	—	—	—	17	(6)	11	6	(2)	4
Other comprehensive (loss) income	$(448)	$94	$(354)	$25	$(9)	$16	$240	$(83)	$157
17. Quarterly Results (unaudited)

($ in millions)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2018	2017	2018	2017	2018	2017	2018	2017
Revenues	$736	$762	$783	$826	$787	$813	$541	$858
Net income (1)	90	86	134	120	193	140	(52)	650
___________

(1)	Net income includes a tax benefit of $53 million and $514 million related to Tax Legislation in the third quarter 2018 and fourth quarter 2017, respectively.

50

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2018

($ in millions)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$740	$773	$773
States, municipalities and political subdivisions	1,997	2,195	2,195
Foreign governments	170	179	179
Public utilities	3,302	3,443	3,443
All other corporate bonds	14,219	14,130	14,130
Asset-backed securities	429	429	429
Residential mortgage-backed securities	154	197	197
Commercial mortgage-backed securities	33	40	40
Redeemable preferred stocks	13	14	14
Total fixed maturities	21,057	$21,400	21,400

Equity securities:
Common stocks:
Public utilities	21	$26	26
Banks, trusts and insurance companies	101	120	120
Industrial, miscellaneous and all other	1,048	1,153	1,153
Nonredeemable preferred stocks	27	26	26
Total equity securities	1,197	$1,325	1,325

Mortgage loans on real estate	3,995	$4,028	3,995
Real estate (none acquired in satisfaction of debt)	228		228
Policy loans	561		561
Derivative instruments	23	$23	23
Limited partnership interests	3,292		3,292
Other long-term investments	1,049		1,049
Short-term investments	810	$810	810
Total investments	$32,212		$32,683

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE

($ in millions)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2018
Life insurance in force	$113,202	$83,166	$301,316	$331,352	90.9%

Premiums and contract charges:
Life insurance	$679	$308	$906	$1,277	70.9%
Accident and health insurance	64	18	76	122	62.3%
Total premiums and contract charges	$743	$326	$982	$1,399	70.2%

Year ended December 31, 2017
Life insurance in force	$114,354	$89,603	$321,331	$346,082	92.8%

Premiums and contract charges:
Life insurance	$677	$320	$925	$1,282	72.2%
Accident and health insurance	57	20	74	111	66.7%
Total premiums and contract charges	$734	$340	$999	$1,393	71.7%

Year ended December 31, 2016
Life insurance in force	$115,034	$94,041	$291,256	$312,249	93.3%

Premiums and contract charges:
Life insurance	$675	$325	$869	$1,219	71.3%
Accident and health insurance	40	22	72	90	80.0%
Total premiums and contract charges	$715	$347	$941	$1,309	71.9%
______________________________

(1)	No reinsurance or coinsurance income was netted against premium ceded in 2018, 2017 or 2016.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2018

Allowance for estimated losses on mortgage loans	$3	$—	$—	$—	$3

Year ended December 31, 2017

Allowance for estimated losses on mortgage loans	$3	$1	$—	$1	$3

Year ended December 31, 2016

Allowance for estimated losses on mortgage loans	$3	$—	$—	$—	$3

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company (“Allstate Life” or “Depositor”) and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts (“Separate Account”) are filed herewith in Part B of this Registration Statement.
(b) Exhibits

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 9, 1999.)

(1)(b) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999.)

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-114562) dated April 16, 2004.)

(2) Not Applicable

(3)(a) Underwriting Agreement with Allstate Distributors, LLC (ALFS, Inc., formerly known as Allstate Life Financial Services, Inc., merged with and into Allstate Distributors, LLC effective September 1, 2011) (Incorporated herein by reference to Pre- Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 16, 1999.)

(3)(b) Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporate herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-31288) dated April 27, 2000.)

(4)(a) Form of Putnam Allstate Advisor Contract (Incorporated herein by reference to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 9, 1999.)

(4)(b) Form of Putnam Allstate Advisor Apex Contract (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 31, 1999.)

(4)(c) Form of Earnings Protection Death Benefit Rider (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 2, 2001.)

(4)(d) Form of Earnings Protection Death Benefit Rider (Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 2, 2001.)

(4)(e) Form of Death Benefit Change Endorsement (Putnam Allstate Advisor Contract and Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 30, 2002.)

(4)(f) Form of Amendatory Endorsement for Dollar Cost Averaging Fixed Account Transfers (Putnam Allstate Advisor Contract and Putnam Allstate Advisor Apex Contracts) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 30, 2002.)

(4)(g) Form of Amendatory Endorsement to add 5 and 7 - Year Guarantee Period to Standard Fixed Account (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 30, 2002.)

(4)(h) Form of Putnam Allstate Advisor Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(i) Form of Putnam Allstate Advisor Contract--non-MVA version (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(j) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No.333-72017) dated June 10, 2002.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(l) Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(m) Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(n) Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(o) Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(p) Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(q) Form of Amendatory Endorsement for Charitable Remainder Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(r) Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(s) Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(t) Form of Amendatory Endorsement for Employees (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(u) Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 19, 2003.)

(4)(v) Form of Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114562) dated October 4, 2004.)

(4)(w) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(4)(x) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(4)(y) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (SEC File No. 333-114562) dated April 18, 2006.).

(4)(z) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (SEC File No. 333-114562) dated April 18, 2006.)

(5)(a) Form of Putnam Allstate Advisor Application for a Contract (Incorporated herein by reference to Pre- Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 16, 1999.)

(5)(b) Form of Putnam Allstate Advisor Apex Application for a Contract (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 31, 1999.)

(5)(c) Form of Application for Putnam Allstate Advisor Contracts (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(5)(d) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 19, 2003.)

(5)(e) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 19 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated December 11, 2003.)

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-114562) dated September 14, 2004.)

(5)(h) Form of Application for SureIncome Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114562) dated October 4, 2004.)

(5)(i) Form of Application for Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(5)(j) Form of Application for Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(5)(k) Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contract (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (SEC File No. 333-114562) dated April 25, 2005.)

(5)(l) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (SEC File No. 333-114562) dated April 18, 2006.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 20, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (SEC File No. 0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007.)

(8)(a) Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 registration statement (SEC File No. 333-31288) dated April 27, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001.)

(8)(j) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(8)(k) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-114562) dated September 14, 2004.)

(9)(a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated April 16, 1999.)

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated August 31, 1999.)

(9)(c) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated February 1, 2000.)

(9)(d) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 5 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated June 19, 2000.)

(9)(e) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 6 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 26, 2000.)

(9)(f) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 2, 2001.)

(9)(g) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(9)(h) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 22, 2003.)

(9)(i) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 19, 2003.)

(9)(j) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 19 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated December 11, 2003.)

(9)(k) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-114562) dated April 16, 2004.)

(9)(l) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-114562) dated September 14, 2004.)

(9)(m) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114562) dated October 4, 2004.)

(9)(n) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(9)(o) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (SEC File No. 333-114562) dated December 29, 2004.)

(9)(p) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being Registered (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (SEC File No. 333-114562) dated January 26, 2005.)

(9)(q) Opinion and Consent of Susan L. Lees, Director, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 15 to this Registration Statement (SEC File No. 333-114562) dated April 24, 2009.)

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable

(12) Not applicable

(99) Powers of Attorney for Brian R. Bohaty, John E. Dugenske, Eric K. Ferren, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Jesse E. Merten, Julie Parsons, Samuel H. Pilch, Mario Rizzo, P. John Rugel, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Position and Offices with Depositor

Mary Jane Fortin	Director and President
John E. Dugenske	Director, Executive Vice President and Chief Investment and Corporate Strategy Officer
Angela K. Fontana	Director, Vice President, General Counsel and Secretary
Samuel H. Pilch	Director and Senior Group Vice President
P. John Rugel	Director and Senior Vice President
Brian P. Stricker	Director and Senior Vice President
Steven E. Shebik	Director and Chief Executive Officer
Thomas J. Wilson	Director and Chairman of the Board
Mario Rizzo	Director
Brian R. Bohaty	Director
Glenn T. Shapiro	Director
Julie Parsons	Director
Mario Imbarrato	Director, Vice President and Chief Financial Officer
Courtney V. Welton	Senior Vice President and Chief Privacy and Ethics Officer
Eric K. Ferren	Senior Vice President and Controller
Marilyn V. Hirsch	Senior Vice President
Christina Hwang	Senior Vice President
Jesse E. Merten	Director, Executive Vice President and Treasurer
James M. Flewellen	Senior Vice President
Tracy M. Kirchoff	Chief Compliance Officer
Dan E. Trudan	Senior Vice President
Brigitte K. Lenz	Vice President
Randal DeCoursey	Vice President
Carol E. Lundahl	Vice President and Assistant Treasurer
Grant S. Andrew	Vice President
Rebecca D. Kennedy	Vice President
Mary K. Nelson	Vice President
Theresa M. Resnick	Vice President and Appointed Actuary
Daniel G. Gordon	Vice President and Assistant Secretary
Mary Jo Quinn	Assistant Secretary
Elliot A. Stultz	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary
Merlin L. Miller	Illustration Actuary
Thomas H. Helsdingen	Authorized Representative
Alma D. Lopez	Authorized Representative
Cynthia I. Quadros	Authorized Representative
Patricia A. Raphael	Authorized Representative
Laura A. Seaman	Authorized Representative

The principal business address of the officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062-7127.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 15, 2019 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS:

Allstate Advisor Plus Variable Annuity Contract:

As of January 31, 2019, there were 947 Qualified contract owners and 612 Non-Qualified contract owners.

Putnam Allstate Advisor Plus Variable Annuity Contract:

As of January 31, 2019, there were 935 Qualified contract owners and 747 Non-Qualified contract owners.

Allstate Advisor Variable Annuity Contract:

As of January 31, 2019, there were 2,297 Qualified contract owners and 1,486 Non-Qualified contract owners.

Putnam Allstate Advisor Variable Annuity Contract:

As of January 31, 2019, there were 4,283 Qualified contract owners and 4,412 Non-Qualified contract owners.

Putnam Allstate Advisor Apex Variable Annuity Contract:

As of January 31, 2019, there were 81 Qualified contract owners and 184 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, LLC (“Allstate Distributors”) serves as principal underwriter to the following affiliated investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

ITEM 29B. PRINCIPAL UNDERWRITERS
The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address of Each Such Person*	Positions and Offices with Underwriter
Willemsen, Lisette S.	Assistant Secretary
Flewellen, James M.	Chairman of the Board
Goldstein, Dana	Chief Compliance Officer
Merten, Jesse E.	Executive Vice President and Assistant Treasurer
Andrew, Grant S.	Manager
Flewellen, James M.	Manager
Fontana, Angela K.	Manager
Fortin, Mary Jane	Manager
Imbarrato, Mario	Manager
Nelson, Mary K.	Manager
Rugel, P. John	Manager
Stricker, Brian P.	Manager
Nelson, Mary K.	President
Hwang, Christina	Senior Vice President
Welton, Courtney V.	Senior Vice President and Chief Privacy and Ethics Officer
Ferren, Eric K.	Senior Vice President and Controller
Gordon, Daniel G.	Vice President and Assistant Secretary
Lundahl, Carol E.	Vice President and Assistant Treasurer
Goll, Marian	Vice President and Treasurer
Fontana, Angela K.	Vice President, General Counsel and Secretary

* The principal business address of the foregoing officers and directors is 3075 Sanders Road, Northbrook, IL 60062-7127.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Allstate Distributors	N/A	N/A	$0	N/A

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional

Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 11th day of April, 2019.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on this 11th day of April, 2019.

SIGNATURE	TITLE
*Steven E. Shebik Steven E. Shebik	Director and Chief Executive Officer (Principal Executive Officer)
*Mary Jane Fortin Mary Jane Fortin	Director and President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
/s/ Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary
*P. John Rugel P. John Rugel	Director and Senior Vice President
*Mario Imbarrato Mario Imbarrato	Director, Vice President and Chief Financial Officer (Principal Financial Officer)
*Brian R. Bohaty Brian R. Bohaty	Director
*Samuel H. Pilch Samuel H. Pilch	Director and Senior Group Vice President
*Eric K. Ferren Eric K. Ferren	Senior Vice President and Controller (Principal Accounting Officer)
*John E. Dugenske John E. Dugenske	Director, Executive Vice President and Chief Investment and Corporate Strategy Officer
*Julie Parsons Julie Parsons	Director
*Brian P. Stricker Brian P. Stricker	Director and Senior Vice President
*Jesse E. Merten Jesse E. Merten	Director, Executive Vice President and Treasurer
*Mario Rizzo Mario Rizzo	Director
*Glenn T. Shapiro Glenn T. Shapiro	Director
*/By: Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm.

(99) Powers of Attorney for Brian R. Bohaty, John E. Dugenske, Eric K. Ferren, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Jesse E. Merten, Julie Parsons, Samuel H. Pilch, Mario Rizzo, P. John Rugel, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.